================================================================================

     As filed with the Securities and Exchange Commission on April 20, 2006
                         Commission File Nos. 333-70472
                                    811-08664

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-4

                                 --------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                [ ]

Post-Effective Amendment No. 25            [X]

                         and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


Amendment No. 90                           [X]

                                 --------------

                      JACKSON NATIONAL SEPARATE ACCOUNT - I
                           (Exact Name of Registrant)

                                 --------------

                     JACKSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:

                               Susan S. Rhee, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951

It is proposed that this filing will become effective:

       immediately upon filing pursuant to paragraph (b)
 X     on May 1, 2006, pursuant to paragraph (b)
       60 days after filing pursuant to paragraph (a)(1)
       on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

 X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts.

                                PERSPECTIVE II(R)

              FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

                                    ISSUED BY
             JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND THROUGH
                      JACKSON NATIONAL SEPARATE ACCOUNT - I

THE DATE OF THIS PROSPECTUS IS MAY 1, 2006, which states the information about the separate account, the Contract, and Jackson National(R) you should know before investing. THIS PROSPECTUS IS A SUMMARY AND IT IS IMPORTANT THAT YOU READ THE CONTRACT AND RIDERS, WHICH ARE THE CONTROLLING DOCUMENTS, REFLECTING STATE OR OTHER VARIATIONS. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the separate account can be found in the statement of additional information (SAI) dated May 1, 2006 that is available upon request without charge. To obtain a copy, contact us at our:

                                 ANNUITY SERVICE CENTER
                                 P.O. BOX 17240
                                 DENVER, COLORADO 80217-0240
                                 1-800-766-4683
                                 WWW.JNL.COM

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges. In some states, you may purchase the Contract through an automated electronic transmission/order ticket verification procedure. Ask your representative about availability and the details.

The SAI is incorporated by reference into this prospectus, and its table of contents begins on page 123. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (SEC) about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

--------------------------------------------------------------------------------
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THE SECURITIES OFFERED THROUGH THIS PROSPECTUS DISCLOSURE. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE. WE DO NOT INTEND FOR THIS PROSPECTUS TO BE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THIS IS NOT PERMITTED.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
- Not FDIC/NCUA insured - Not Bank/CU guaranteed - May lose value - Not a deposit - Not insured by any federal agency
------------------------------------------------------------------------------------------------------------------------------------

"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)" "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400" and "S&P MidCap 400 Index " are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P(R) 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/S&P(R) 24 Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such fund, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"Dow Jones," "Dow Jones Industrial Average(SM)," "Dow Jones Select Dividend Index(SM)," "DJIA(SM)," "Dow(SM)" and "Dow 10(SM) " are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson National Life Insurance Company. Dow Jones has no relationship to the annuity and Jackson National Life Insurance Company, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R) 15 Fund, the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line Timeliness(TM) Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management Value Line(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.

(This page has been intentionally left blank.)

THE CONTRACT MAKES AVAILABLE FOR INVESTMENT FIXED AND VARIABLE OPTIONS. THE VARIABLE OPTIONS ARE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT, EACH OF WHICH INVESTS IN ONE OF THE FOLLOWING FUNDS - ALL CLASS A SHARES (THE "FUNDS"):

JNL SERIES TRUST                                                          JNL/T. Rowe Price Value Fund
JNL/AIM Large Cap Growth Fund                                             JNL/Western High Yield Bond Fund (formerly, JNL/Salomon
JNL/AIM Real Estate Fund                                                      Brothers High Yield Bond Fund)
JNL/AIM Small Cap Growth Fund                                             JNL/Western Strategic Bond Fund (formerly, JNL/Salomon
JNL/Alger Growth Fund                                                         Brothers Strategic Bond Fund)
JNL/Eagle Core Equity Fund                                                JNL/Western U.S. Government & Quality Bond Fund (formerly,
JNL/Eagle SmallCap Equity Fund                                                JNL/Salomon Brothers U.S. Government & Quality Bond
JNL/FMR Balanced Fund                                                         Fund)
JNL/FMR Mid-Cap Equity Fund (formerly, JNL/FMR Capital Growth Fund)       JNL/S&P Managed Conservative Fund
JNL/Franklin Templeton Income Fund                                        JNL/S&P Managed Moderate Fund
JNL/Franklin Templeton Small Cap Value Fund                               JNL/S&P Managed Moderate Growth Fund
JNL/Goldman Sachs Mid Cap Value Fund                                      JNL/S&P Managed Growth Fund
JNL/Goldman Sachs Short Duration Bond Fund                                JNL/S&P Managed Aggressive Growth Fund
JNL/JPMorgan International Equity Fund                                    JNL/S&P Retirement Income Fund
JNL/JPMorgan International Value Fund                                     JNL/S&P Retirement 2015 Fund
JNL/Lazard Emerging Markets Fund                                          JNL/S&P Retirement 2020 Fund
JNL/Lazard Mid Cap Value Fund                                             JNL/S&P Retirement 2025 Fund
JNL/Lazard Small Cap Value Fund
JNL/Mellon Capital Management S&P 500 Index Fund                          JNL VARIABLE FUND LLC
JNL/Mellon Capital Management S&P 400 MidCap Index Fund                   JNL/Mellon Capital Management Dow(SM) 10 Fund
JNL/Mellon Capital Management Small Cap Index Fund                        JNL/Mellon Capital Management S&P(R) 10 Fund
JNL/Mellon Capital Management International Index Fund                    JNL/Mellon Capital Management Global 15 Fund
JNL/Mellon Capital Management Bond Index Fund                             JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund           JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Oppenheimer Global Growth Fund                                        JNL/Mellon Capital Management JNL 5 Fund
JNL/Oppenheimer Growth Fund                                               JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/PIMCO Total Return Bond Fund                                          JNL/Mellon Capital Management Nasdaq(R) 15 Fund
JNL/Putnam Equity Fund                                                    JNL/Mellon Capital Management S&P(R)24 Fund
JNL/Putnam Midcap Growth Fund                                             JNL/Mellon Capital Management Value Line(R) 25 Fund
JNL/Putnam Value Equity Fund                                              JNL/Mellon Capital Management VIP Fund
JNL/Select Balanced Fund                                                  JNL/Mellon Capital Management Dow(SM) Dividend Fund
JNL/Select Global Growth Fund                                             JNL/Mellon Capital Management Communications Sector Fund
JNL/Select Large Cap Growth Fund                                          JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Select Money Market Fund                                              JNL/Mellon Capital Management Financial Sector Fund
JNL/Select Value Fund                                                     JNL/Mellon Capital Management Healthcare Sector Fund
JNL/T. Rowe Price Established Growth Fund                                 JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/T. Rowe Price Mid-Cap Growth Fund                                     JNL/Mellon Capital Management Technology Sector Fund

HIGHLIGHTED ARE THE FUNDS THAT ARE NEWLY AVAILABLE OR RECENTLY UNDERWENT NAME CHANGES, AS MAY BE EXPLAINED IN THE ACCOMPANYING PARENTHETICAL. THE FUNDS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE FUNDS ARE ATTACHED TO THIS PROSPECTUS.

                 (This page has been intentionally left blank.)

                               TABLE OF CONTENTS

GLOSSARY...................................................................    2

KEY FACTS..................................................................    3

FEES AND EXPENSES TABLES...................................................    4

THE ANNUITY CONTRACT.......................................................   14

JACKSON NATIONAL...........................................................   14

THE FIXED ACCOUNT..........................................................   15

THE SEPARATE ACCOUNT.......................................................   16

INVESTMENT DIVISIONS.......................................................   16

CONTRACT CHARGES...........................................................   25

PURCHASES..................................................................   41

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS...............................   45

TELEPHONE AND INTERNET TRANSACTIONS........................................   46

ACCESS TO YOUR MONEY.......................................................   47

INCOME PAYMENTS (THE INCOME PHASE).........................................  103

DEATH BENEFIT..............................................................  107

TAXES......................................................................  116

OTHER INFORMATION..........................................................  119

PRIVACY POLICY.............................................................  121

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION...............  123

APPENDIX A (about Dow Jones)...............................................  A-1

APPENDIX B (about Contract Enhancement recapture charges)..................  B-1

APPENDIX C (GMWB examples).................................................  C-1

APPENDIX D ................................................................  D-1

APPENDIX E (Accumulation Unit values)......................................  E-1

                                    GLOSSARY

THESE TERMS ARE CAPITALIZED WHEN USED THROUGHOUT THIS PROSPECTUS BECAUSE THEY HAVE SPECIAL MEANING. IN READING THIS PROSPECTUS, PLEASE REFER BACK TO THIS GLOSSARY IF YOU HAVE ANY QUESTIONS ABOUT THESE TERMS.

ACCUMULATION UNIT - a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.


ANNUITANT - the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint annuitants. Any reference to the Annuitant includes any joint Annuitant.

ANNUITY UNIT - a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

BENEFICIARY - the natural person or legal entity designated to receive any Contract benefits upon the Owner's death. The Contract allows for the naming of multiple beneficiaries.

COMPLETED YEAR - the succeeding twelve months from the date on which we receive a premium payment.

CONTRACT - the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

CONTRACT ANNIVERSARY - each one-year anniversary of the Contract's Issue Date.

CONTRACT ENHANCEMENT - a credit that we will make to each premium payment you make during the first Contract Year.

CONTRACT MONTH - the period of time between consecutive monthly anniversaries of the Issue Date.

CONTRACT VALUE - the sum of your allocations between the Contract's Investment Divisions and Fixed Account.

CONTRACT YEAR - the succeeding twelve months from a Contract's Issue Date and every anniversary.


EXCESS INTEREST ADJUSTMENT - an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the period.

FIXED ACCOUNT - part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period.

GENERAL ACCOUNT - the General Account includes all our assets, including any Contract Value you allocate to the Fixed Account, which are available to our creditors.

GOOD ORDER - when our administrative requirements are met for any requested action or change, including that we have received sufficient supporting documentation.

INCOME DATE - the date on which you begin receiving annuity payments.

ISSUE DATE - the date your Contract is issued.

INVESTMENT DIVISION - one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

JACKSON NATIONAL, JNL, WE, OUR, OR US - Jackson National Life Insurance Company. (We do not capitalize "we," "our," or "us" in the prospectus.)

OWNER, YOU OR YOUR - the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint owners. (We do not capitalize "you" or "your" in the prospectus.) Any reference to the Owner includes any joint Owner.

SEPARATE ACCOUNT - Jackson National Separate Account - I.

                                    KEY FACTS

The immediately following two sections briefly introduce the Contract (and its benefits and features) and its costs; however, please carefully read the whole prospectus and any related documents before purchasing the Contract to be sure that it will meet your needs.

ALLOCATION OPTIONS      The Contract makes available Investment Divisions and a
                        Fixed Account for allocation of your premium payments and Contract Value. For more information about the fixed options, please see "THE FIXED ACCOUNT" beginning on page 15. For more information about the Investment
                        Divisions, please see "INVESTMENT DIVISIONS" beginning on page 16.

INVESTMENT PURPOSE      The Contract is intended to help you save for retirement
                        or another long-term investment purpose. The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan.
                        Qualified plans confer their own tax deferral. For more information, please see "TAXES" beginning on page 116.

FREE LOOK               If you change your mind about having purchased the
                        Contract, you may return it without penalty. There are conditions and time and other limitations depending on where you live. For more information, please see "Free
                        Look" beginning on page 120. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

PURCHASES               There are minimum and maximum premium requirements. You
                        may elect to receive a credit on your premium payments during the first Contract Year, subject to fees, conditions and limitations. The Contract also has a premium protection option, namely the Capital Protection
                        Program. For more information, please see "PURCHASES" beginning on page 41.

WITHDRAWALS             Before the Income Date, there are a number of ways to
                        access your Contract Value, generally subject to a charge or adjustment, particularly during the early
                        Contract Years. There are also a number of optional withdrawal benefits available. The Contract has a free withdrawal provision and waives the charges and adjustments in the event of some unforeseen emergencies.
                        For more information, please see "ACCESS TO YOUR MONEY" beginning on page 47.

INCOME PAYMENTS         There are a number of income options available,
                        including an optional, guaranteed minimum income benefit. For more information, please see "INCOME
                        PAYMENTS (THE INCOME PHASE)" beginning on page 103.

DEATH BENEFIT           The Contract has a death benefit that becomes payable if
                        you die before the Income Date. There are also a number of optional death benefits available. For more information, please see "DEATH BENEFIT" beginning on page 107.

                            FEES AND EXPENSES TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT, SURRENDER THE CONTRACT OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                           OWNER TRANSACTION EXPENSES


Front-end Sales Load                                                        None

Maximum Withdrawal Charge(1) - Percentage of premium withdrawn,
if applicable                                                               8.5%

Maximum Contract Enhancement Recapture Charge(2) - Percentage of the
corresponding first year premiums withdrawn with a Contract Enhancement       4%

Maximum Premium Taxes(3) - Percentage of each premium                       3.5%

Commutation Fee: If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by an amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) calculated using a discount rate that is (a) equal to the rate assumed in calculating the initial income payment and (b) no more than 1% higher than (a).

Transfer Charge(4) - Per transfer after 15 in a Contract Year                $25

Expedited Delivery Charge(5)                                              $22.50


(1) There may be a withdrawal charge on these withdrawals of Contract Value: withdrawals in excess of the free withdrawal amounts; withdrawals under a tax-qualified Contract that exceed the required minimum distributions of the Internal Revenue Code; withdrawals in excess of the free withdrawal amount to meet the required minimum distributions of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distributions of a Roth IRA annuity; a total withdrawal; and withdrawals on an Income Date that is within one year of the Issue Date. The withdrawal charge is a schedule lasting seven Completed Years, and there are two optional withdrawal charge schedules (that are shorter) available:

                   Completed Years Since Receipt Of Premium -

                       0         1        2      3      4       5      6      7+
--------------------------------------------------------------------------------
Base Schedule          8.5%      8%       7%     6%     5%      4%     2%     0
Five-year Schedule     8%        7%       6%     4%     2%      0      0      0
Three-year Schedule    7.5%      6.5%     5%     0      0       0      0      0


(2) Contract Enhancements (C.E.) are subject to recapture charges in addition to asset-based charges for specified periods. There may be a recapture charge on these withdrawals of Contract Value with a Contract Enhancement: if the Contract is returned during the free look period; withdrawals in excess of the free withdrawal amounts; withdrawals that exceed the required minimum distributions of the Internal Revenue Code; a total withdrawal; and withdrawals on an Income Date that is within the recapture charge schedule. The recapture charge schedule is based on Completed Years and depends on your Contract Enhancement:

                   Completed Years Since Receipt Of Premium -

          0       1       2         3          4         5         6          7+
--------------------------------------------------------------------------------
2% C.E.   2%      2%      1.25%     1.25%      0.5%      0         0          0
3% C.E.   3%      3%      2%        2%         2%        1%        1%         0
4% C.E.   4%      4%      2.5%      2.5%       2.5%      1.25%     1.25%      0

(3)   Premium taxes generally range from 0 to 3.5% and vary by state.

(4) We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing, and periodic automatic transfers.

(5) For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

THE NEXT TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FUNDS' FEES AND EXPENSES.

                                PERIODIC EXPENSES

Base Contract

Annual Contract Maintenance Charge(6)                                       $35

Separate Account Annual Expenses
  Annual percentage of average daily account value
  of Investment Divisions                                                  1.25%

Mortality And Expense Risk Charge(7)                                       1.10%

Administration Charge(8)                                                   0.15%

Total Separate Account Annual Expenses for Base Contract                   1.25%


Optional Endorsements

A variety of Optional Endorsements to the Contract are available. You may select one of each grouping below.(9)

Earnings Protection Benefit Maximum Annual Charge ("EarningsMax")(10)                                        0.45%

4% Contract Enhancement Maximum Annual Charge(11)                                                            0.56%
3% Contract Enhancement Maximum Annual Charge(11)                                                            0.42%
2% Contract Enhancement Maximum Annual Charge(12)                                                            0.395%

Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge ("FutureGuard")(13)                           0.60%
7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge ("SafeGuard 7 Plus")(14)               0.75%
5% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard")(15)                                          1.47%
5% GMWB Without Step-Up Maximum Annual Charge ("MarketGuard 5")(16)                                          0.51%
5% for Life GMWB With Annual Step-Up Maximum Annual Charge ("LifeGuard Protector")(17)                       1.47%
5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard Protector Advantage")(18)   1.50%
5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge ("LifeGuard Protector Plus")(19)        1.47%
Joint 5% for Life GMWB With Annual Step-Up Maximum Annual Charge ("LifeGuard Protector with Joint
Option")(20)                                                                                                 1.62%
Joint 5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge
("LifeGuard Protector Plus with Joint Option")(21)                                                           1.71%
5% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006)("LifeGuard 5")(22)              1.32%
4% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006) ("LifeGuard 4")(23)             0.87%

Five-year Withdrawal Schedule Maximum Annual Charge                                                          0.30%
Three-year Withdrawal Schedule Maximum Annual Charge (no longer offered as of May 1, 2006)                   0.45%

20% Additional Free Withdrawal Maximum Annual Charge                                                         0.30%

5% Roll-up Death Benefit Maximum Annual Charge(24)                                                           0.70%
4% Roll-up Death Benefit Maximum Annual Charge(25)                                                           0.50%
Highest Anniversary Value Death Benefit Maximum Annual Charge(26)                                            0.40%


Combination 5% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge(27)                 0.80%
Combination 4% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge(28)                 0.60%

(6) This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from your allocations to the Investment Divisions and Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

(7)   This charge is 1.00% on Contracts issued before May 3, 2004.

(8) This charge is waived on initial premiums of $1,000,000 or more, but we may reverse the waiver and reinstate the Administrative Charge if your withdrawals during the first year of the Contract cause the Contract Value to drop below $1,000,000.

(9) Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled. The 4% and 3% Contract Enhancements and the Three-year Withdrawal Schedule are not available if you select the 20% Additional Free Withdrawal endorsement and vice versa. Also, you may not select both the Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefits.

(10)  The current charge is 0.30%.

(11)  This charge lasts for the first seven Contract Years.

(12)  This charge lasts for the first five Contract Years.

(13) The charge for the GMIB is expressed as an annual percentage of the GMIB Benefit Base.

      For Contracts with the GMIB purchased ON AND AFTER MAY 3, 2004 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

      For Contracts with the GMIB purchased BEFORE MAY 3, 2004 (subject to availability), you pay 0.10% of the GMIB Benefit Base each calendar quarter (0.40% annually).

      For Contracts with the GMIB purchased IN WASHINGTON STATE ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).

      We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. For more information about the charge for this endorsement, please see "Guaranteed Minimum Income Benefit Charge" beginning on page 29. For more information about how the endorsement works, please see "Guaranteed Minimum Income Benefit" beginning on page 104.

(14)  0.75% is the maximum annual charge of the Guaranteed Withdrawal Balance
      (GWB) when this endorsement is added to a Contract ON AND AFTER JANUARY 17, 2006, which charge is payable quarterly (monthly for Contracts purchased IN WASHINGTON STATE). The charge is expressed as an annual percentage and depends on:

      -     When the endorsement is added to the Contract.

      - The endorsement's availability - on and after, or before January 17, 2006, or before October 4, 2004.

      - The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

      -     The frequency of deduction - quarterly, monthly, or daily.

      THE TABLES BELOW HAVE THE MAXIMUM AND CURRENT CHARGES.

      For Contracts to which this endorsement was added ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

      For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

      For Contracts to which this endorsement was added BEFORE OCTOBER 4, 2004, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases upon the first step-up.


                                     7% GMWB


       Endorsement's                 On and after                    Before                     Before
       Availability                January 17, 2006             January 17, 2006           October 4, 2004
--------------------------------------------------------------------------------------------------------------
       Maximum Annual                    0.75%                        0.70%                     0.70%
       Charge

       Current Annual             0.40%          0.42%                0.40%                     0.35%
       Charge                                                                             0.55% upon step-up

       Charge Basis                       GWB                 Investment Divisions       Investment Divisions

       Charge Frequency         Quarterly       Monthly               Daily                     Daily

      For more information about the charge for this endorsement, please see "7% Guaranteed Minimum Withdrawal Benefit Charge" beginning on page 29. For more information about how the endorsement works, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 51.

(15) The charge is quarterly, currently 0.1625% of the GWB, which is 0.65% of the GWB on an annual basis, subject to a maximum annual charge of 1.45%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.055% of the GWB, which, annually, is 0.66% of the GWB subject to a maximum annual charge of 1.47% as used in the Table. The charge is deducted at the end of each calendar quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 55. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(16) The charge is quarterly, currently 0.05% of the GWB, which is 0.20% of the GWB on an annual basis, subject to a maximum annual charge of 0.50%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0175% of the GWB, which, annually, is 0.21% of the GWB. The charge is deducted at the end of each calendar quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 59. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(17) 1.47% is the maximum annual charge of the 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

      You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.


                      5% FOR LIFE GMWB WITH ANNUAL STEP-UP

   Annual Charge                 Maximum                     Current
--------------------------------------------------------------------------------
   Ages      45 - 49      0.85%/4      0.87%/12      0.40%/4       0.42%/12
             50 - 54      0.85%/4      0.87%/12      0.40%/4       0.42%/12
             55 - 59      1.20%/4      1.20%/12      0.65%/4       0.66%/12
             60 - 64      1.30%/4      1.32%/12      0.75%/4       0.75%/12
             65 - 69      1.45%/4      1.47%/12      0.90%/4       0.90%/12
             70 - 74      0.85%/4      0.87%/12      0.50%/4       0.51%/12
             75 - 80      0.60%/4      0.60%/12      0.35%/4       0.36%/12

   Charge Basis                                   GWB
--------------------------------------------------------------------------------
   Charge Frequency      Quarterly     Monthly      Quarterly       Monthly


      For more information about the charge for this endorsement, please see "5% for Life GMWB With Annual Step-Up Charge" beginning on page 30. For more information about how the endorsement works, please see "5% for Life GMWB With Annual Step-Up" beginning on page 55.

(18) 1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups: 55-59, 60-64, and 65-69, which charge is payable quarterly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

      You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.


                 5% FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP

  Annual Charge                 Maximum                     Current
--------------------------------------------------------------------------------
  Ages      45 - 49      1.00%/4      1.02%/12       0.55%/4       0.57%/12
            50 - 54      1.15%/4      1.17%/12       0.70%/4       0.72%/12
            55 - 59      1.50%/4      1.50%/12       0.95%/4       0.96%/12
            60 - 64      1.50%/4      1.50%/12       0.95%/4       0.96%/12
            65 - 69      1.50%/4      1.50%/12       0.95%/4       0.96%/12
            70 - 74      0.90%/4      0.90%/12       0.55%/4       0.57%/12
            75 - 80      0.65%/4      0.66%/12       0.40%/4       0.42%/12

  Charge Basis                                   GWB
--------------------------------------------------------------------------------
  Charge Frequency      Quarterly     Monthly       Quarterly      Monthly

      For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 32. For more information about how the endorsement works, please see "5% for Life GMWB With Bonus and Annual Step-Up" beginning on page 68.

(19) 1.47% is the maximum annual charge of the 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups: 55-59 and 60-64, which charge is payable monthly. The charge for the 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

      You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.


                5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP

  Annual Charge                Maximum                       Current
--------------------------------------------------------------------------------
  Ages      45 - 49     0.85%/4      0.87%/12       0.40%/4         0.42%/12
            50 - 54     1.00%/4      1.02%/12       0.55%/4         0.57%/12
            55 - 59     1.45%/4      1.47%/12       0.85%/4         0.87%/12
            60 - 64     1.45%/4      1.47%/12       0.85%/4         0.87%/12
            65 - 69     1.20%/4      1.20%/12       0.65%/4         0.66%/12
            70 - 74     0.75%/4      0.75%/12       0.35%/4         0.36%/12
            75 - 80     0.55%/4      0.57%/12       0.30%/4         0.30%/12

  Charge Basis                                    GWB
--------------------------------------------------------------------------------
  Charge Frequency     Quarterly     Monthly       Quarterly        Monthly




      For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Five-Year Step-Up Charge" beginning on page
      33. For more information about how the endorsement works, please see "5% for Life GMWB With Bonus Five-Year Step-Up" beginning on page 74.

(20) 1.62% is the maximum annual charge of the Joint 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly. The charge for the Joint 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

      You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                   JOINT 5% FOR LIFE GMWB WITH ANNUAL STEP-UP

   Annual Charge                Maximum                       Current
--------------------------------------------------------------------------------
   Ages      45 - 49     1.00%/4      1.02%/12       0.55%/4         0.57%/12
             50 - 54     1.00%/4      1.02%/12       0.55%/4         0.57%/12
             55 - 59     1.35%/4      1.35%/12       0.80%/4         0.81%/12
             60 - 64     1.45%/4      1.47%/12       0.90%/4         0.90%/12
             65 - 69     1.60%/4      1.62%/12       1.05%/4         1.05%/12
             70 - 74     1.00%/4      1.02%/12       0.65%/4         0.66%/12
             75 - 80     0.75%/4      0.75%/12       0.50%/4         0.51%/12

   Charge Basis                                    GWB
--------------------------------------------------------------------------------
   Charge Frequency     Quarterly     Monthly       Quarterly        Monthly




      For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Annual Step-Up Charge" beginning on page 34. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Annual Step-Up" beginning on page 81.

(21) 1.71% is the maximum annual charge of the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups: 55-59 and 60-64, which charge is payable monthly. The charge for the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

      You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

             JOINT 5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP

   Annual Charge                Maximum                       Current
--------------------------------------------------------------------------------
   Ages      45 - 49     1.10%/4      1.11%/12       0.65%/4         0.66%/12
             50 - 54     1.25%/4      1.26%/12       0.80%/4         0.81%/12
             55 - 59     1.70%/4      1.71%/12       1.10%/4         1.11%/12
             60 - 64     1.70%/4      1.71%/12       1.10%/4         1.11%/12
             65 - 69     1.45%/4      1.47%/12       1.90%/4         0.90%/12
             70 - 74     1.00%/4      1.02%/12       0.60%/4         0.60%/12
             75 - 80     0.80%/4      0.81%/12       0.55%/4         0.57%/12

   Charge Basis                                    GWB
--------------------------------------------------------------------------------
   Charge Frequency     Quarterly     Monthly       Quarterly        Monthly







      For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Bonus and Five-Year Step-Up Charge" beginning on page 34. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Bonus and Five-Year Step-Up" beginning on page 85.

(22)  1.32% is the maximum annual charge of the Guaranteed Withdrawal Balance
      (GWB) for a 60-64 year old Owner of a Contract to which this endorsement is added ON AND AFTER JANUARY 17, 2006 THROUGH APRIL 30, 2006, which charge is payable monthly. The charge for the 5% for Life GMWB varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

      Charges are expressed as an annual percentage and depend on:

      -     The Owner's age when the endorsement is added to the Contract.

      - The endorsement's availability - effective May 1, 2006, this endorsement is no longer available to add to a Contract.

      - The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

      -     The frequency of deduction - quarterly, monthly, or daily.

      For Contracts to which this endorsement was added BEFORE MAY 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

      For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

                                5% FOR LIFE GMWB

   Endorsement's                             Before May 1, 2006                                Before
   Availability                                                                           January 17, 2006*
---------------------------------------------------------------------------------------------------------------
   Annual Charge                  Maximum                        Current                Maximum       Current
---------------------------------------------------------------------------------------------------------------
   Ages      60 - 64       1.30%/4       1.32%/12       0.90%/4         0.90%/12         1.30%         0.90%
             65 - 69       0.85%/4       0.87%/12       0.60%/4         0.60%/12         0.85%         0.60%
             70 - 74       0.60%/4       0.60%/12       0.50%/4         0.51%/12         0.60%         0.50%
             75 - 80       0.50%/4       0.51%/12       0.40%/4         0.42%/12         0.50%         0.40%

   Charge Basis                                      GWB                                Investment Divisions
---------------------------------------------------------------------------------------------------------------
   Charge Frequency       Quarterly      Monthly       Quarterly        Monthly                 Daily

      * The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

      With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.) For more information about the charge for this endorsement, please see "5% For Life Guaranteed Minimum Withdrawal Benefit Charge" beginning on page
      35. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 90.

(23)  0.87% is the maximum annual charge of the Guaranteed Withdrawal Balance
      (GWB) for a 50-54 year old Owner of a Contract to which this endorsement is added ON AND AFTER JANUARY 17, 2006 THROUGH APRIL 30, 2006, which charge is payable monthly. The charge for the 4% for Life GMWB varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS. Charges are expressed as an annual percentage and depend on:

      -     The Owner's age when the endorsement is added to the Contract.

      - The endorsement's availability - effective May 1, 2006, this endorsement is no longer available to add to a Contract.

      - The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

      -     The frequency of deduction - quarterly, monthly, or daily.

      For Contracts to which this endorsement was added BEFORE MAY 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

      For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

                                4% FOR LIFE GMWB

   Endorsement's                             Before May 1, 2006                                Before
   Availability                                                                           January 17, 2006*
---------------------------------------------------------------------------------------------------------------
   Annual Charge                  Maximum                        Current                Maximum       Current
---------------------------------------------------------------------------------------------------------------
   Ages      50 - 54       0.85%/4       0.87%/12       0.65%/4         0.66%/12         0.85%         0.65%
             55 - 59       0.65%/4       0.66%/12       0.50%/4         0.51%/12         0.65%         0.50%
             60 - 64       0.50%/4       0.51%/12       0.35%/4         0.36%/12         0.50%         0.35%
             65 - 69       0.35%/4       0.36%/12       0.25%/4         0.27%/12         0.35%         0.25%
             70 - 74       0.30%/4       0.30%/12       0.20%/4         0.21%/12         0.30%         0.20%
             75 - 80       0.20%/4       0.21%/12       0.15%/4         0.15%/12         0.20%         0.15%

   Charge Basis                                      GWB                                Investment Divisions
---------------------------------------------------------------------------------------------------------------
   Charge Frequency       Quarterly      Monthly       Quarterly        Monthly                 Daily

      * The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

      With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.) For more information about the charge for this endorsement, please see "4% For Life Guaranteed Minimum Withdrawal Benefit Charge" beginning on page
      36. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 97.

(24) The current charge is 0.45%. Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "5% Compounded Death Benefit Endorsement," and the charge may be less.

(25)  The current charge is 0.30%.

(26) The current charge is 0.25%. Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "Maximum Anniversary Value Death Benefit Endorsement," and the charge may be less.

(27) The current charge is 0.55%. Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "Combination Death Benefit Endorsement," and the charge may be less.

(28)  The current charge is 0.40%.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT.

                      TOTAL ANNUAL FUND OPERATING EXPENSES

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses)

                   Minimum: 0.60%

                   Maximum: 1.55%

MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS BELOW. BUT PLEASE REFER TO THE FUNDS' PROSPECTUSES FOR EVEN MORE INFORMATION, INCLUDING INVESTMENT OBJECTIVES, PERFORMANCE, AND INFORMATION ABOUT JACKSON NATIONAL ASSET MANAGEMENT, LLC(R), THE FUNDS' ADVISER AND ADMINISTRATOR, AS WELL AS THE SUB-ADVISERS.

                             FUND OPERATING EXPENSES

        (As an annual percentage of the Fund's average daily net assets)

                                                                                                                              ANNUAL
                                                                 MANAGEMENT AND        SERVICE            OTHER            OPERATING
                             FUND NAME                            ADMIN FEE(A)        (12b-1)FEE        EXPENSES(B)         EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM Large Cap Growth                                              0.80%              0.20%              0.01%             1.01%
JNL/AIM Real Estate                                                   0.84%              0.20%              0.01%             1.05%
JNL/AIM Small Cap Growth                                              0.95%              0.20%              0.01%             1.16%
JNL/Alger Growth                                                      0.80%              0.20%              0.01%             1.01%
JNL/Eagle Core Equity                                                 0.75%              0.20%              0.01%             0.96%
JNL/Eagle SmallCap Equity                                             0.85%              0.20%              0.01%             1.06%
JNL/FMR Balanced                                                      0.80%              0.20%              0.01%             1.01%
JNL/FMR Mid-Cap Equity                                                0.80%              0.20%              0.01%             1.01%
JNL/Franklin Templeton Income                                         0.90%              0.20%              0.01%             1.11%
JNL/Franklin Templeton Small Cap Value                                0.93%              0.20%              0.01%             1.14%
JNL/Goldman Sachs Mid Cap Value                                       0.85%              0.20%              0.01%             1.06%
JNL/Goldman Sachs Short Duration Bond                                 0.55%              0.20%              0.01%             0.76%
JNL/JPMorgan International Equity                                     0.87%              0.20%              0.01%             1.08%
JNL/JPMorgan International Value                                      0.87%              0.20%              0.01%             1.08%
JNL/Lazard Emerging Markets                                           1.15%              0.20%              0.01%             1.36%
JNL/Lazard Mid Cap Value                                              0.82%              0.20%              0.01%             1.03%
JNL/Lazard Small Cap Value                                            0.85%              0.20%              0.01%             1.06%
JNL/Mellon Capital Management S&P 500 Index                           0.39%              0.20%              0.02%             0.61%
JNL/Mellon Capital Management S&P 400 MidCap Index                    0.39%              0.20%              0.02%             0.61%
JNL/Mellon Capital Management Small Cap Index                         0.39%              0.20%              0.01%             0.60%
JNL/Mellon Capital Management International Index                     0.45%              0.20%              0.01%             0.66%
JNL/Mellon Capital Management Bond Index                              0.40%              0.20%              0.01%             0.61%
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index            0.58%              0.20%              0.02%             0.80%
JNL/Oppenheimer Global Growth                                         0.85%              0.20%              0.01%             1.06%
JNL/Oppenheimer Growth                                                0.77%              0.20%              0.01%             0.98%
JNL/PIMCO Total Return Bond                                           0.60%              0.20%              0.01%             0.81%
JNL/Putnam Equity                                                     0.77%              0.20%              0.01%             0.98%
JNL/Putnam Midcap Growth                                              0.85%              0.20%              0.01%             1.06%
JNL/Putnam Value Equity                                               0.76%              0.20%              0.01%             0.97%
JNL/Select Balanced                                                   0.58%              0.20%              0.01%             0.79%
JNL/Select Global Growth                                              0.89%              0.20%              0.01%             1.10%
JNL/Select Large Cap Growth                                           0.78%              0.20%              0.01%             0.99%
JNL/Select Money Market                                               0.39%              0.20%              0.01%             0.60%
JNL/Select Value                                                      0.65%              0.20%              0.01%             0.86%
JNL/T. Rowe Price Established Growth                                  0.70%              0.20%              0.01%             0.91%
JNL/T. Rowe Price Mid-Cap Growth                                      0.81%              0.20%              0.01%             1.02%
JNL/T. Rowe Price Value                                               0.76%              0.20%              0.01%             0.97%
JNL/Western High Yield Bond                                           0.60%              0.20%              0.01%             0.81%
JNL/Western Strategic Bond                                            0.72%              0.20%              0.01%             0.93%
JNL/Western U.S. Government & Quality Bond                            0.58%              0.20%              0.01%             0.79%
JNL/S&P Managed Conservative(C)                                       0.18%              0.00%              0.01%             0.19%
JNL/S&P Managed Moderate(C)                                           0.17%              0.00%              0.01%             0.18%
JNL/S&P Managed Moderate Growth(C)                                    0.16%              0.00%              0.01%             0.17%
JNL/S&P Managed Growth(C)                                             0.15%              0.00%              0.01%             0.16%
JNL/S&P Managed Aggressive Growth(C)                                  0.17%              0.00%              0.01%             0.18%
JNL/S&P Retirement Income(C)                                          0.18%              0.00%              0.01%             0.19%
JNL/S&P Retirement 2015(C)                                            0.18%              0.00%              0.01%             0.19%
JNL/S&P Retirement 2020(C)                                            0.18%              0.00%              0.01%             0.19%
JNL/S&P Retirement 2025(C)                                            0.18%              0.00%              0.01%             0.19%

                             FUND OPERATING EXPENSES

        (As an annual percentage of the Fund's average daily net assets)

                                                                                                                              ANNUAL
                                                                 MANAGEMENT AND        SERVICE            OTHER            OPERATING
                             FUND NAME                            ADMIN FEE(A)        (12b-1)FEE        EXPENSES(B)         EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Dow(SM) 10                              0.45%              0.20%              0.03%             0.68%
JNL/Mellon Capital Management S&P(R) 10                               0.44%              0.20%              0.02%             0.66%
JNL/Mellon Capital Management Global 15                               0.49%              0.20%              0.02%             0.71%
JNL/Mellon Capital Management 25                                      0.44%              0.20%              0.01%             0.65%
JNL/Mellon Capital Management Select Small-Cap                        0.44%              0.20%              0.01%             0.65%
JNL/Mellon Capital Management JNL 5                                   0.44%              0.20%              0.01%             0.65%
JNL/Mellon Capital Management JNL Optimized 5 Fund                    0.52%              0.20%              0.06%             0.78%
JNL/Mellon Capital Management Nasdaq(R) 15                            0.51%              0.20%              0.05%             0.76%
JNL/Mellon Capital Management S&P(R) 24 Fund                          0.52%              0.20%              0.02%             0.74%
JNL/Mellon Capital Management Value Line(R) 25                        0.45%              0.20%              0.16%             0.81%
JNL/Mellon Capital Management VIP                                     0.47%              0.20%              0.04%             0.71%
JNL/Mellon Capital Management DowSM Dividend Fund                     0.52%              0.20%              0.03%             0.75%
JNL/Mellon Capital Management Communications Sector                   0.52%              0.20%              0.01%             0.73%
JNL/Mellon Capital Management Consumer Brands Sector                  0.52%              0.20%              0.01%             0.73%
JNL/Mellon Capital Management Financial Sector                        0.52%              0.20%              0.01%             0.73%
JNL/Mellon Capital Management Healthcare Sector                       0.51%              0.20%              0.01%             0.72%
JNL/Mellon Capital Management Oil & Gas Sector                        0.47%              0.20%              0.01%             0.68%
JNL/Mellon Capital Management Technology Sector                       0.52%              0.20%              0.01%             0.73%

(A) Certain Funds pay Jackson National Asset Management, LLC, the Administrator, an administrative fee for certain services provided to the Fund by the Administrator. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Equity Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund and the JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of 0.15%; the JNL/Mellon Capital Management Global 15 Fund pays an administrative fee of 0.20%; the nine JNL/S&P Funds pay an administrative fee of 0.05%; and the other Funds pay an administrative fee of 0.10%. The Management and Administrative Fee and the Annual Operating Expenses columns in this table reflect the inclusion of any applicable administrative fee.

(B) Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

(C) Underlying Fund Expenses. The expenses shown above are the annual operating expenses for the JNL/S&P Funds. Because the JNL/S&P Funds invest in other Funds of the JNL Series Trust and JNL Variable Fund LLC, the JNL/S&P Funds will indirectly bear its pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

      The total annual operating expenses for each JNL/S&P Fund (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds) could range from 0.76% to 1.55% (this range reflects an investment in the Funds with the lowest and highest Annual Operating Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Funds based on the pro rata share of expenses that the JNL/S&P Funds would bear if they invested in a hypothetical mix of underlying Funds. The Adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the JNL/S&P Fund and the annual operating expenses for the underlying Funds. The actual expenses of each JNL/S&P Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

          JNL/S&P Managed Conservative Fund                                1.02%
          JNL/S&P Managed Moderate Fund                                    1.06%
          JNL/S&P Managed Moderate Growth Fund                             1.10%
          JNL/S&P Managed Growth Fund                                      1.14%
          JNL/S&P Managed Aggressive Growth Fund                           1.18%
          JNL/S&P Retirement Income Fund                                   1.04%
          JNL/S&P Retirement 2015 Fund                                     1.13%
          JNL/S&P Retirement 2020 Fund                                     1.16%
          JNL/S&P Retirement 2025 Fund                                     1.17%

          EXAMPLE. The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and Fixed Account.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the example. The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund fees and expenses and the cost if you select the optional Earnings Protection Benefit, the 2% Contract Enhancement, the most expensive Optional Death Benefit Endorsement, the Five-year Withdrawal Schedule, the 20% Additional Free Withdrawal, and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 YEAR                3 YEARS           5 YEARS           10 YEARS
------                -------           -------           --------
$1,685                $2,744            $3,555            $6,179

If you annuitize at the end of the applicable time period:

1 YEAR *             3 YEARS          5 YEARS            10 YEARS
--------             -------          -------            --------
$1,685               $2,744           $3,555             $6,179

* Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

If you do not surrender your Contract:

1 YEAR                3 YEARS           5 YEARS           10 YEARS
------                -------           -------           --------
$1,685                $2,744            $3,555            $6,179

THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

CONDENSED FINANCIAL INFORMATION. The information about the values of all Accumulation Units constitute the condensed financial information, which can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges for the base Contract and the various combinations of optional endorsements. The financial statements of the Separate Account and Jackson National can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson National that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson National's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center. Our contact information is on the cover page of this prospectus.

                              THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 90. Optional benefits may have different requirements, as noted.

You may allocate your Contract Value to


      - our Fixed Account, as may be made available by us, or as may be otherwise limited by us,

      - our Indexed Fixed Option, as may be made available by us, or as may be otherwise limited by us, or to

      - Investment Divisions of the Separate Account that invest in underlying Funds.


Your Contract, like all deferred annuity contracts, has two phases:


      -     the ACCUMULATION PHASE, when you make premium payments to us, and

      -     the INCOME PHASE, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). We reserve the right to refuse an assignment, and an assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact our Annuity Service Center for help and more information.

The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group contract. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a general description of the Contracts. Your Contract and any endorsements are the controlling documents. In those states where Contracts are issued as group contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."

                                JACKSON NATIONAL

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

We are working to provide documentation electronically. When this program is available, we will, as permitted, forward documentation electronically. Please contact us at our Annuity Service Center for more information.

                                THE FIXED ACCOUNT

Contract Value that you allocate to a Fixed Account option will be placed with other assets in our General Account. The Fixed Account is not registered with the SEC, and the SEC does not review the information we provide to you about it. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Both the availability of the Fixed Account options, and transfers into and out of the Fixed Account, may be subject to contractual and administrative requirements. For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.

Each Fixed Account option offers a base interest rate that we established and will credit to your Contract Value in the Fixed Account for a specified period (currently, one, three, five or seven years), subject to availability (and we reserve the right, in our sole discretion, to limit or suspend availability of the Fixed Account options), so long as the Contract Value in the Fixed Account is not withdrawn, transferred, or annuitized until the end of the specified period. The base interest rate is subject to your Contract's Fixed Account minimum interest rate, which will be 2% a year, credited daily, during the first ten Contract Years and 3% a year, credited daily, afterwards. Depending on the Issue Date of your Contract, however, the Fixed Account minimum interest rate may be 3% a year, credited daily, in all Contract Years. Subject to these minimum requirements, we may declare different base interest rates at different times.

Your Contract Value in the Fixed Account may be subject to an "Excess Interest Adjustment" and a withdrawal charge, however, if you decide to withdraw or transfer your Contract Value allocated to the Fixed Account, or if you annuitize the Contract, before the end of the specified period. The Excess Interest Adjustment depends on the base interest rate that was available when you allocated Contract Value to a Fixed Account option versus the base interest rate available for allocations to the same Fixed Account option at the time of withdrawal, transfer, or annuitization. If your base interest rate is higher than the base interest rate available for allocations to the same Fixed Account option at the time of withdrawal, transfer, or annuitization, then the Excess Interest Adjustment will increase your Contract Value, and vice versa. However, there will be no Excess Interest Adjustment when the base interest rate available for allocations to the same Fixed Account option at the time of the withdrawal, transfer, or annuitization is less than your base interest rate by 0.5% or less. Also, there is no Excess Interest Adjustment on: the one-year Fixed Account option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals. In no event will the Excess Interest Adjustment reduce the Contract Value below the minimum interest rate applicable to your Contract.

Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account option, and there will not be an Excess Interest Adjustment. If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. Otherwise, the next closest specified period, or the one-year Fixed Account option (if there is one year or less until the Income Date), will apply.

You may allocate premiums to the one-year Fixed Account option, but we may require that the amount in the one-year Fixed Account (including any Contract Enhancement) be automatically transferred on a monthly basis in equal installments to your choice of Investment Division within 12 months of the date we received the premium, so that at the end of the period, all amounts in the one-year Fixed Account will have been transferred. The amount will be determined based on the amount allocated to the one-year Fixed Account and the base interest rate. Charges, withdrawals and additional transfers taken from the one-year Fixed Account will shorten the length of time it takes to deplete the account balance. These automatic transfers will not count against the 15 free transfers in a Contract year.

Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account as funds are automatically transferred into your choice of Investment Divisions. However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate, as it will be applied to a declining balance in the one-year Fixed Account.

The three-, five-, and seven-year Fixed Account options are not available on Contracts with the 3% or 4% Contract Enhancement purchased BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003, and on Contracts with the 2% Contract Enhancement purchased BETWEEN JULY 14, 2003 AND AUGUST 17, 2003.

The DCA+ FIXED ACCOUNT, IF AVAILABLE, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account. DCA+ Fixed Account is only available for new premiums.

The INDEXED FIXED OPTION, IF AVAILABLE, offers an interest rate that is guaranteed to be at least 3% per year and may be higher based on changes in the S&P 500 Composite Stock Price Index. If you make a withdrawal prior to the end of the specified term, however, the value of your Indexed Fixed Option will be the amount allocated to the Indexed Fixed Option accumulated at 3% per year, less any amounts cancelled or withdrawn for charges, deductions or withdrawals, any tax due, and any withdrawal charges. The Indexed Fixed Option is described in your Contract and supplementary materials your JNL Representative can provide you. For Contracts purchased PRIOR TO OCTOBER 4, 2004, the Indexed Fixed Option was not available if the Three-Year Withdrawal Charge Period option was selected.

                              THE SEPARATE ACCOUNT

We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

                              INVESTMENT DIVISIONS

You may allocate your Contract Value to no more than 18 Investment Divisions and the Fixed Account at any one time. Each Investment Division purchases the shares of one underlying fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account options. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR CONTRACT VALUE ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

            THE NAMES OF THE FUNDS THAT ARE AVAILABLE, ALONG WITH THE NAMES OF THE ADVISERS AND SUB-ADVISERS AND A BRIEF STATEMENT OF EACH INVESTMENT OBJECTIVE, ARE BELOW:

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
--------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

      Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

            Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.
--------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND

      Jackson National Asset Management, LLC (and AIM Capital Management, Inc. and INVESCO Institutional (N.A.), Inc. (sub-sub-adviser))

            Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies.
--------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

      Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

            Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.
--------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

      Jackson National Asset Management, LLC (and Fred Alger Management, Inc.)

            Seeks long-term capital appreciation by investing at least 65% of its total assets in a diversified portfolio of equity securities - common stock, preferred stock, and securities convertible into or exchangeable for common stock - of large companies which trade on U.S. exchanges or in the U.S. over-the-counter market.
--------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

      Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

            Seeks long-term capital appreciation and, secondarily, current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stock of U.S. companies that meet the criteria for one of three separate equity strategies: the growth equity strategy, the value equity strategy and the equity income strategy.
--------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

      Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

            Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.
--------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

      Jackson National Asset Management, LLC (and Fidelity Management & Research Company)

            Seeks income and capital growth, consistent with reasonable risk by investing 60% of its assets in stocks and other securities and the remainder in bonds and other debt securities.
--------------------------------------------------------------------------------
JNL/FMR MID-CAP EQUITY FUND

      Jackson National Asset Management, LLC (and Fidelity Management & Research Company)

            Seeks long-term growth of capital by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of companies with medium market capitalizations.
--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND

      Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

            Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

      Jackson National Asset Management, LLC (and Franklin Advisory Services,
      LLC)

            Seeks long-term total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of small-capitalization companies.
--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

      Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

            Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap(R) Value Index at the time of investing.
--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND

      Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

            Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities.
--------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND

      Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

            Seeks long-term total growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of common stocks of non-U.S. companies. The Fund invests in foreign securities that the sub-adviser believes offer significant potential for long-term appreciation.
--------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

      Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

            Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.
--------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND

      Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

            Seeks long-term capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.
--------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

      Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

            Seeks capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.
--------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

      Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

            Seeks capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued.
--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks to match the performance of the S&P 500(R) Index to provide long-term capital growth by investing in large-capitalization company securities.
--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks to match the performance of the S&P 400(R) Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

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JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks to match the performance of the Russell 2000(R) Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.
--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks to match the performance of the Morgan Stanley Capital International Europe Australasia Far East Free Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.
--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks to match the performance of the Lehman Brothers Aggregate Bond Index to provide a moderate rate of income by investing in domestic fixed-income investments.
--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.
--------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

      Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

            Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.
--------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

      Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

            Seeks capital appreciation by investing mainly in common stocks of "growth companies." The Fund currently focuses on stocks of companies having a large capitalization (currently more than $12 billion) or mid-capitalization ($2 billion to $12 billion), but this focus could change over time as well as the companies the Fund considers to be currently large- and mid-capitalization.
--------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

      Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

            Seeks maximum total return, consistent with the preservation of capital and prudent investment management, by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.
--------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

      Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

            Seeks long-term capital growth by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) primarily in a diversified portfolio of common stock of domestic, large-capitalization companies. However, the Fund may also invest in preferred stocks, bonds, convertible preferred stock and convertible debentures if the sub-adviser believes that they offer the potential for capital appreciation.
--------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

      Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

            Seeks capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) mainly in common stocks of U.S. mid-capitalization companies of a similar size to those in the Russell MidCap(R) Growth Index, with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole.

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JNL/PUTNAM VALUE EQUITY FUND

      Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

            Seeks capital growth, with income as a secondary objective, by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal market conditions, in equity securities.
--------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND

      Jackson National Asset Management, LLC (and Wellington Management Company,
      LLP)

            Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities, but may also invest up to 15% of its assets in foreign equity and fixed income securities.
--------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

      Jackson National Asset Management, LLC (and Wellington Management Company,
      LLP)

            Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of foreign and domestic issuers.
--------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND

      Jackson National Asset Management, LLC (and Wellington Management Company,
      LLP)

            Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks of large companies selected for their growth potential.
--------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

      Jackson National Asset Management, LLC (and Wellington Management Company,
      LLP)

            Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.
--------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

      Jackson National Asset Management, LLC (and Wellington Management Company,
      LLP)

            Seeks long-term growth of capital by investing at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the fund seeks to invest in stocks that are undervalued relative to other stocks.
--------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND

      Jackson National Asset Management, LLC (and T. Rowe Price Associates,
      Inc.)

            Seeks long-term growth of capital and increasing dividend income by investing primarily in a portfolio of common stocks of growth companies.
--------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND

      Jackson National Asset Management, LLC (and T. Rowe Price Associates,
      Inc.)

            Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies which the sub-adviser expects to grow at a faster rate than the average company.
--------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND

      Jackson National Asset Management, LLC (and T. Rowe Price Associates,
      Inc.)

            Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the sub-adviser regards as undervalued.
--------------------------------------------------------------------------------
JNL/WESTERN HIGH YIELD BOND FUND

      Jackson National Asset Management, LLC (and Western Asset Management Company)

            Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in securities of foreign insurers.

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JNL/WESTERN STRATEGIC BOND FUND

      Jackson National Asset Management, LLC (and Western Asset Management Company and Western Asset Management Company Limited (sub-sub-adviser))

            Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.
--------------------------------------------------------------------------------
JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND

      Jackson National Asset Management, LLC (and Western Asset Management Company)

            Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and
            (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government.
--------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND

      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

            Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.
--------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND

      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

            Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.
--------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND

      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

            Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.
--------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND

      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

            Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.
--------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

            Seeks capital growth by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.
--------------------------------------------------------------------------------
JNL/S&P RETIREMENT INCOME FUND

      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

            Seeks high current income and as a secondary objective, capital appreciation by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors already in or near retirement.
--------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2015 FUND

      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

            Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2015, assuming a retirement age of 65.

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JNL/S&P RETIREMENT 2020 FUND

      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

            Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2020, assuming a retirement age of 65.
--------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2025 FUND

      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

            Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2025, assuming a retirement age of 65.
--------------------------------------------------------------------------------

ABOUT THE JNL/S&P RETIREMENT FUNDS. The JNL/S&P Retirement Funds have retirement target dates. The investment strategies of these funds are designed to limit your risk of investment losses as of the date you expect to make withdrawals from your Contract. There is at least some degree of overlap between this fundamental goal and the protections provided under the Contract's basic death benefit and under certain optional features, specifically: (i) the Earnings Protection Benefit; (ii) the GMIB; and (iii) any GMWB.

Each of these four benefits provides a specific guarantee of minimum value regardless of investment performance on certain relevant dates: (i) the Owner's date of death in the case of death benefits and the Earnings Protection Benefit; and (ii) an Owner's specific age under the GMIB and a GMWB. To the extent the JNL/S&P Retirement Funds achieve their specific goals, the need for and the additional value of the protections received under these four benefits may be somewhat diminished.

The potential for overlap is greatest for the GMIB and GMWB because those benefits will come into effect at approximately the same date as the JNL/S&P Retirement Funds' applicable target retirement date. The potential for overlap generally is less for death benefits and the Earnings Protection Benefit because those benefits do not come into effect on a fixed or predetermined date and the likelihood the Owner's date of death will be the same as the date that is the target date for the JNL/S&P Retirement Funds is relatively small. Investment in a fund such as the JNL/S&P Retirement Income Fund, however, may not be consistent with the Earnings Protection Benefit to the extent that conservative investing may not accomplish the Earnings Protection Benefit goal of providing an additional payout to help offset potential tax liabilities if there are earnings in the Contract at the Owner's death.

You, therefore, are encouraged to consider whether you want to participate in an optional benefit when you plan to invest in a JNL/S&P Retirement Fund. Among the considerations are the charges for the optional benefits and the value to you of having overlapping goals and protections. In addition, there may be personal considerations affecting your decision that a knowledgeable adviser can assist you in weighing.

--------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOW(SM) 10 FUND

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income.
--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income.
--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income.
--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through capital appreciation.
--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income.
--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies.
--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation.
--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through capital appreciation by investing in the common stocks of companies that have the potential for capital appreciation.
--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks capital appreciation by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for Timeliness(TM).
--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies.
--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOW(SM) DIVIDEND FUND

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend Index(SM) which have the best overall ranking on both the change in return on assets of the last fiscal year compared to the prior year and price-to-book on or about the last business day before each "Stock Selection Date."
--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income.
--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income.
--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income.
--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income.
--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income.
--------------------------------------------------------------------------------

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity contracts issued by Jackson National. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future.

VOTING PRIVILEGES. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners.

SUBSTITUTION. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

                                CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you selected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

MORTALITY AND EXPENSE RISK CHARGE. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 1.10% of the average daily net asset value of your allocations to the Investment Divisions. For Contracts issued BEFORE MAY 3, 2004, the Mortality and Expense Risk Charge is 1.00%. This charge does not apply to the Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

      - to make income payments for the life of the Annuitant during the income phase;

      -     to waive the withdrawal charge in the event of the Owner's death;
            and

      -     to provide a basic death benefit prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge. Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Terminal Illness Benefit, the Specified Conditions Benefit and the Extended Care Benefit.

If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, we deduct a $35 annual contract maintenance charge on the Contract Anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and the Fixed Account options based on the proportion their respective value bears to the Contract Value less the sum of the Indexed Fixed Option Minimum Values. This charge will be deducted from the Indexed Fixed Options only when the charge exceeds the value of the funds in the Investment Divisions and the Fixed Account options. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account. If the initial premium equals $1,000,000 or more, we will waive the administration charge. However, we reserve the right to reverse this waiver and reinstate the administration charge if withdrawals are made in the first Contract Year that result in the Contract Value falling substantially below $1,000,000, as determined by us.

TRANSFER CHARGE. You must pay $25 for each transfer in excess of 15 in a Contract Year. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable. We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.

WITHDRAWAL CHARGE. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

      - PREMIUMS THAT ARE NO LONGER SUBJECT TO A WITHDRAWAL CHARGE (premiums in your annuity for at least seven (three for the Three-Year Withdrawal Charge Period option or five for the Five-Year Withdrawal Charge Period option) years without being withdrawn), plus

      - EARNINGS (excess of your Contract Value allocated to the Investment Divisions and the Fixed Account over your remaining premiums allocated to those accounts)

      - during each Contract Year 10% (20% if you have elected the 20% Additional Free Withdrawal endorsement) OF PREMIUM (excluding premium in the Indexed Fixed Option) that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Excess Interest Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), minus earnings (required minimum distributions will be counted as part of the free withdrawal amount).


WE WILL DEDUCT A WITHDRAWAL CHARGE ON:

      -     withdrawals in excess of the free withdrawal amounts, or

      - withdrawals under a tax-qualified Contract that exceed its required minimum distributions, or

      - withdrawals in excess of the free withdrawal amounts to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity, or

      -     amounts withdrawn in a total withdrawal, or

      - amounts applied to income payments on an Income Date that is within one year of the Issue Date.

The amount of the withdrawal charge deducted varies (depending upon whether you have elected the Three-Year Withdrawal Charge Period option or the Five-Year Withdrawal Charge Period option and how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

            WITHDRAWAL CHARGE (as a percentage of premium payments):

Completed Years since Receipt of Premium              0         1         2         3          4         5         6         7+
----------------------------------------              -         -         -         -          -         -         -         --
Base Schedule                                        8.5%        8%       7%        6%         5%         4%        2%        0
Withdrawal Charge if Five-Year Period Applies          8%        7%       6%        4%         2%         0         0         0
Withdrawal Charge if Three-Year Period Applies*      7.5%      6.5%       5%        0          0          0         0         0

* PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

Amounts allocated to an Indexed Fixed Option are not subject to this withdrawal charge, but rather to an adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 15.

Note: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any amounts paid out as:

      - income payments (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract Year);

      -     death benefits;

      - withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge);

      - if permitted by your state, withdrawals of up to $250,000 from the Investment Divisions and Fixed Account (excluding amounts in the Indexed Fixed Option) if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

      - if permitted by your state, withdrawals of up to 25% of your Contract Value from the Investment Divisions and Fixed Account (excluding amounts in the Indexed Fixed Option) (12 1/2% for each of two joint Owners) if you incur certain serious medical conditions specified in your Contract.


We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson National or any of our affiliates.

EARNINGS PROTECTION BENEFIT CHARGE. If you select the Earnings Protection Benefit endorsement, you may pay us a charge that equals 0.30% (for a maximum of 0.45%) on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. The charge on currently offered Contracts may be less. Please check with your representative to learn about the current level of the charge and its availability in your state. This charge continues if you transfer ownership of the Contract to someone who would not have been eligible for the Earnings Protection Benefit upon application (75 years old or younger), even though the benefit is not payable. If your spouse elects to continue the Contract under the Special Spousal Continuation Option, the charge will continue to be assessed unless your spouse elects to discontinue the Earnings Protection Benefit, at which time the charge will cease. We stop deducting this charge on the date you annuitize.

CONTRACT ENHANCEMENT CHARGE. If you select one of the Contract Enhancements, then for a period of seven Contract Years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. These charges will also be assessed against any amounts you have allocated to the Fixed Account options by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals). The amounts of these charges (or reductions in credited rates) depends upon which of the Contract Enhancements you select:

Contract Enhancement                         2%           3%         4%
--------------------                         --           --         --
Charge (on an annual basis)                  0.395%       0.42%      0.56%

Due to this charge, it is possible that upon a total withdrawal, you will receive less money back than if you had not elected the Contract Enhancement.

CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select a Contract Enhancement and then make a partial or total withdrawal from your Contract in the first seven years (five years for the 2% Contract Enhancement) since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year premiums. Your Contract will also be subject to a recapture charge if you return it during the free look period. The amounts of these charges are as follows:

CONTRACT ENHANCEMENT RECAPTURE CHARGE (as a percentage of the corresponding first year premium payment withdrawn if an optional Contract Enhancement is selected)

Completed Years Since Receipt of Premium       0       1         2          3           4          5           6       7+
----------------------------------------       -       -         -          -           -          -           -       --
Recapture Charge (2% Credit)                   2%      2%      1.25%      1.25%       0.5%          0           0       0
Recapture Charge (3% Credit)                   3%      3%         2%         2%         2%          1%          1%      0
Recapture Charge (4% Credit)                   4%      4%       2.5%       2.5%       2.5%       1.25%       1.25%      0

We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works. However, we do not assess the recapture charge on any amounts paid out as:

      -     death benefits;

      -     withdrawals taken under the additional free withdrawal provision;

      - withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge);

      - if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account or from the Fixed Account options (excluding amounts in the Indexed Fixed Option) if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

      - if permitted by your state, additional withdrawals of up to 25% of your Contract Value from the Separate Account or the Fixed Account options (excluding amounts in the Indexed Fixed Option) (12 1/2% for each of two joint Owners) if you incur certain serious medical conditions specified in your Contract.

GUARANTEED MINIMUM INCOME BENEFIT CHARGE. The charge for the GMIB depends on the endorsement's availability and the frequency of deduction, as explained below.

            For Contracts with the GMIB purchased ON AND AFTER MAY 3, 2004 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

            For Contracts with the GMIB purchased BEFORE MAY 3, 2004 (subject to availability), you pay 0.10% of the GMIB Benefit Base each calendar quarter (0.40% annually).

            For Contracts with the GMIB purchased IN WASHINGTON STATE ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMIB Benefit Base. For more information about the GMIB Benefit Base, please see "Guaranteed Minimum Income Benefit" beginning on page 104. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection, as applicable. Similarly, the charge is prorated upon termination of the endorsement. PLEASE NOTE: THE CHARGE FOR THE GMIB WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT. ALSO, THE GMIB ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.

7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on when the endorsement is added to the Contract. For more information about the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 51. The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.

For Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006 (subject to availability), the charge is:

  Maximum Annual Charge        Current Annual Charge
  ---------------------        ---------------------
   Quarterly or Monthly       Quarterly      Monthly
          0.75%               0.40% / 4     0.42% / 12

You pay the applicable annual percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge is:

  Maximum Annual Charge        Current Annual Charge
  ---------------------        ---------------------
          0.70%                        0.40%

You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

For Contracts to which this GMWB was added BEFORE OCTOBER 4, 2004, the charge is:

  Maximum Annual Charge        Current Annual Charge
  ---------------------        ---------------------
          0.70%                        0.35%
                                0.55% upon step-up

You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases to 0.55% upon the first step-up.

We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this GMWB is added on and after January 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 51.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP CHARGE. If you select the 5% GMWB With Annual Step-Up, in most states you will pay 0.1625% of the GWB each calendar quarter. In some states, the charge is monthly, currently 0.055% of the GWB, which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 55. We deduct this charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.1125% of the GWB each calendar quarter. After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.05% of the GWB each calendar quarter. If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each Contract Month. After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month. We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.45% annually in states where the charge is quarterly, 1.47% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity

Service Center for more information. Our contact information is on the first page of the prospectus.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP CHARGE. If you select the 5% GMWB without Step-Up, in most states you will pay 0.05% of the GWB each calendar quarter. In some states, the charge is monthly, currently 0.0175% of the GWB, which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 59. We deduct this charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each calendar quarter. After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each calendar quarter. If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0125% of the GWB each Contract Month. After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month. We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.50% annually in states where the charge is quarterly, 0.51% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 63. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

Annual Charge                Maximum                   Current
-------------                -------                   -------
Ages  45 - 49        0.85% / 4    0.87% / 12    0.40% / 4    0.42% / 12
      50 - 54        0.85% / 4    0.87% / 12    0.40% / 4    0.42% / 12
      55 - 59        1.20% / 4    1.20% / 12    0.65% / 4    0.66% / 12
      60 - 64        1.30% / 4    1.32% / 12    0.75% / 4    0.75% / 12
      65 - 69        1.45% / 4    1.47% / 12    0.90% / 4    0.90% / 12
      70 - 74        0.85% / 4    0.87% / 12    0.50% / 4    0.51% / 12
      75 - 80        0.60% / 4    0.60% / 12    0.35% / 4    0.36% / 12

You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the

Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 63. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 63.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 68. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

Annual Charge                Maximum                   Current
-------------                -------                   -------
Ages  45 - 49        1.00% / 4    1.02% / 12    0.55% / 4    0.57% / 12
      50 - 54        1.15% / 4    1.17% / 12    0.70% / 4    0.72% / 12
      55 - 59        1.50% / 4    1.50% / 12    0.95% / 4    0.96% / 12
      60 - 64        1.50% / 4    1.50% / 12    0.95% / 4    0.96% / 12
      65 - 69        1.50% / 4    1.50% / 12    0.95% / 4    0.96% / 12
      70 - 74        0.90% / 4    0.90% / 12    0.55% / 4    0.57% / 12
      75 - 80        0.65% / 4    0.66% / 12    0.40% / 4    0.42% / 12

You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 68. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 68.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 74. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

Annual Charge                   Maximum                     Current
-------------------     --------------------------  ---------------------------
Ages     45 - 49        0.85% / 4    0.87% / 12     0.40% / 4      0.42% / 12
         50 - 54        1.00% / 4    1.02% / 12     0.55% / 4      0.57% / 12
         55 - 59        1.45% / 4    1.47% / 12     0.85% / 4      0.87% / 12
         60 - 64        1.45% / 4    1.47% / 12     0.85% / 4      0.87% / 12
         65 - 69        1.20% / 4    1.20% / 12     0.65% / 4      0.66% / 12
         70 - 74        0.75% / 4    0.75% / 12     0.35% / 4      0.36% / 12
         75 - 80        0.55% / 4    0.57% / 12     0.30% / 4      0.30% / 12

You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.

You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up" beginning on page 74. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up" beginning on page 74.

JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest joint Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 81. The charge varies by age group (see table below), and both Owners must be within the eligible age range.

   Annual Charge                Maximum                    Current
-------------------   --------------------------  ---------------------------
Ages     45 - 49       1.00% / 4     1.02% / 12    0.55% / 4     0.57% / 12
         50 - 54       1.00% / 4     1.02% / 12    0.55% / 4     0.57% / 12
         55 - 59       1.35% / 4     1.35% / 12    0.80% / 4     0.81% / 12
         60 - 64       1.45% / 4     1.47% / 12    0.90% / 4     0.90% / 12
         65 - 69       1.60% / 4     1.62% / 12    1.05% / 4     1.05% / 12
         70 - 74       1.00% / 4     1.02% / 12    0.65% / 4     0.66% / 12
         75 - 80       0.75% / 4     0.75% / 12    0.50% / 4     0.51% / 12

You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 81. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 81.

JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest joint Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Annual Step-Up" beginning on page 85. The charge varies by age group (see table below) and both Owners must be within the eligible age range.

Annual Charge                Maximum                    Current
------------------- -------------------------- ---------------------------
Ages    45 - 49      1.10% / 4    1.11% / 12    0.65% / 4     0.66% / 12
        50 - 54      1.25% / 4    1.26% / 12    0.80% / 4     0.81% / 12
        55 - 59      1.70% / 4    1.71% / 12    1.10% / 4     1.11% / 12
        60 - 64      1.70% / 4    1.71% / 12    1.10% / 4     1.11% / 12
        65 - 69      1.45% / 4    1.47% / 12    0.90% / 4     0.90% / 12
        70 - 74      1.00% / 4    1.02% / 12    0.60% / 4     0.60% / 12
        75 - 80      0.80% / 4    0.81% / 12    0.55% / 4     0.57% / 12

You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. For more information about the GWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Annual Step-Up" beginning on page 85. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up again subject to the applicable maximum annual charge.

You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 85. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 85.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 90. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

      For Contracts to which this GMWB was added BEFORE MAY 1, 2006 (subject to availability), the charge for each age group is:


Annual Charge                Maximum                    Current
------------------- ------------ ------------- ------------- ------------
Ages    60 - 64      1.30% / 4    1.32% / 12    0.90% / 4    0.90% / 12
        65 - 69      0.85% / 4    0.87% / 12    0.60% / 4    0.60% / 12
        70 - 74      0.60% / 4    0.60% / 12    0.50% / 4    0.51% / 12
        75 - 80      0.50% / 4    0.51% / 12    0.40% / 4    0.42% / 12

      You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

      For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge for each age group is:


Annual Charge         Maximum      Current
------------------- ------------ -------------

Ages    60 - 64        1.30%        0.90%
        65 - 69        0.85%        0.60%
        70 - 74        0.60%        0.50%
        75 - 80        0.50%        0.40%


      You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 90. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. The charge for this GMWB is expressed as an annual percentage SR22: of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 97. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

      For Contracts to which this GMWB was added BEFORE MAY 1, 2006 (subject to availability), the charge for each age group is:


Annual Charge                Maximum                    Current
------------------- ------------ ------------- ------------- ------------
Ages    50 - 54      0.85% / 4    0.87% / 12    0.65% / 4    0.66% / 12
        55 - 59      0.65% / 4    0.66% / 12    0.50% / 4    0.51% / 12
        60 - 64      0.50% / 4    0.51% / 12    0.35% / 4    0.36% / 12
        65 - 69      0.35% / 4    0.36% / 12    0.25% / 4    0.27% / 12
        70 - 74      0.30% / 4    0.30% / 12    0.20% / 4    0.21% / 12
        75 - 80      0.20% / 4    0.21% / 12    0.15% / 4    0.15% / 12

      You pay the applicable annual percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

      For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge for each age group is:

Annual Charge         Maximum      Current
------------------- ------------ -------------
Ages    50 - 54        0.85%        0.65%
        55 - 59        0.65%        0.50%
        60 - 64        0.50%        0.35%
        65 - 69        0.35%        0.25%
        70 - 74        0.30%        0.20%
        75 - 80        0.20%        0.15%

      You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 97. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 97.

DEATH BENEFIT CHARGES. There is no additional charge for the Contract's basic death benefit. However, for an additional charge, you may select one of the Contract's available optional death benefits in place of the basic death benefit. Please ask your agent whether there are variations on these benefits in your state or contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

      If you select the 5% ROLL-UP DEATH BENEFIT (5% Compounded Death Benefit), you will pay 0.45%, subject to a maximum of 0.70% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

      If you select the 4% ROLL-UP DEATH BENEFIT, you will pay 0.30%, subject to a maximum of 0.50% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

      If you select the HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (Maximum Anniversary Value Death Benefit), you will pay 0.25%, subject to a maximum of 0.40% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

      If you select the COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (Combination Death Benefit), you will pay 0.55%, subject to a maximum of 0.80% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

      If you select the COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, you will pay 0.40%, subject to a maximum of 0.60% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

For Contracts issued BEFORE AUGUST 18, 2003, for the 5% Compounded Death Benefit and the Maximum Anniversary Value Death Benefit, you will pay 0.15% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions, and for the Combination Death Benefit, you will pay 0.25% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

THREE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional three-year withdrawal charge period feature, you will pay 0.45% on an annual basis of the average daily net asset value of your allocations to the investment divisions. We stop deducting this charge on the date you annuitize.

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

FIVE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional five-year withdrawal charge period feature, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

20% ADDITIONAL FREE WITHDRAWAL CHARGE. If you select the optional feature that permits you to withdraw up to 20% of premiums (excluding premiums allocated to the Indexed Fixed Option) that are still subject to a withdrawal charge minus earnings during a Contract Year without a withdrawal charge, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

      - (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

      - (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

OTHER EXPENSES. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC. For more information, please see the "Fund Operating Expenses" table beginning on page 11.

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state).

INCOME TAXES. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc. ("JNLD"), located at 8055 E. Tufts Avenue, Denver, Colorado 80237, serves as the distributor of the Contracts. JNLD is a wholly owned subsidiary of Jackson National.

Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD out of their own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These cash payments, or reimbursements, to broker-dealers are in recognition of their marketing and distribution and/or administrative services support and are sometimes referred to as "revenue sharing." They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management and sales volume. Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points (0.10% to 0.50%). Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training meetings, prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.

Below is a listing of the 19 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2005 from the Distributor in relation to the sale of our insurance products:


      1.   WM Financial
      2.   LPL Financial Services
      3.   National Planning Corporation
      4.   SII Investments
      5.   Invest
      6.   Fifth Third Securities
      7.   Raymond James
      8.   Securities America
      9.   Webster Securities
      10.  ICA
      11.  IFMG
      12.  Commonwealth Financial Network
      13.  Thrivent
      14.  Intersecurities
      15.  Mutual Service Corporation
      16.  Prime Capital Services
      17.  Lincoln Financial Advisors
      18.  Centaurus Financial
      19.  Jefferson Pilot Securities Corporation

Please see Appendix D for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2005 from the Distributor in relation to the sale of our insurance products.

We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. If you elect the optional Three Year Withdrawal Charge Period endorsement, if available, a lower commission may be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors, Inc., we are affiliated with the following broker-dealers:

      -     National Planning Corporation,

      -     SII Investments, Inc.,

      -     IFC Holdings, Inc. d/b/a Invest Financial Corporation,

      -     Investment Centers of America, Inc., and

      -     BH Clearing, LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson National Life Insurance Company and its subsidiary, Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by JNL or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

                                    PURCHASES

MINIMUM INITIAL PREMIUM:

      -     $5,000 under most circumstances

      -     $2,000 for a qualified plan Contract

MINIMUM ADDITIONAL PREMIUMS:

      -     $500 for a qualified or non-qualified plan

      -     $50 for an automatic payment plan

      - You can pay additional premiums at any time during the accumulation phase.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. We reserve the right to limit the number of Contracts that you may purchase. There is a $100 minimum balance requirement for each Investment Division and Fixed Account. The Indexed Fixed Option has initial and subsequent allocation minimums of $5,000. We reserve the right to restrict availability or impose restrictions on the Fixed Account and Indexed Fixed Account.

MAXIMUM PREMIUMS:

      - The maximum aggregate premiums you may make without our prior approval is $1 million.

The payment of subsequent premiums relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the enhanced death benefits, the GMIB or any GMWB.

ALLOCATIONS OF PREMIUM. You may allocate your premiums to one or more of the Investment Divisions and Fixed Account. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to the Investment Division or a Fixed Account is $100. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules.

Although more than 18 Investment Divisions and the Fixed Account are available under your Contract, you may not allocate your Contract Values among more than 18 at any one time.

We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five business days, we will return your money.

Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

OPTIONAL CONTRACT ENHANCEMENTS. If you elect one of our optional Contract Enhancements, then at the end of any business day in the first Contract Year when we receive a premium payment, we will credit your Contract Value with an additional 2%, 3% or 4% of your payment, depending upon which Contract Enhancement you have selected. There is a charge, described above, that is assessed against the Investment Divisions and the Fixed Account for the Contract Enhancements, and its amount depends upon which Contract Enhancement you elect. Allocations to the Indexed Fixed Option are not permitted in the first seven years (five years for the 2% Contract Enhancement). We will also impose a Contract Enhancement recapture charge if you

      - make withdrawals in excess of the free withdrawals permitted by your Contract (or an additional free withdrawal endorsement if elected),

      -     elect to receive payment under an income option, or

      -     return your Contract during the Free Look period.

The amount and duration of the recapture charge depends upon which Contract Enhancement you elect. We will not impose the Contract Enhancement recapture charge if your withdrawal is made for certain health-related emergencies, withdrawals of earnings, withdrawals in accordance with an additional free withdrawal provision, amounts paid out as death benefits or to satisfy required minimum distributions of the Internal Revenue Code. If the withdrawal requested exceeds the required minimum distribution, the recapture charge will be charged on the entire withdrawal amount. We expect to make a profit on these charges for the Contract Enhancements. Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancements work.

Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement. Contract Enhancements, and any increase in value attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

Asset-based charges are deducted from the total value of the Separate Account. In addition, for the Fixed Account options, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement and the earnings, if any, on such amounts for the first seven Contract Years (five for the 2% Contract Enhancement). As a result, the aggregate charges assessed will be higher than those that would be charged if you did not elect a Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected a Contract Enhancement. We will impose a Contract Enhancement recapture charge if you make withdrawals in the first seven years (five years for the 2% Contract Enhancement) after a first year premium payment. We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract Years two through seven (five for the 2% Contract Enhancement), you would likely have a lower Contract Value than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year. Charges for the Contract Enhancement are not assessed after the seventh Contract Year (fifth for the 2% Contract Enhancement).

Accordingly, the increased Contract Value resulting from a Contract Enhancement is reduced during the first seven Contract Years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement charge. If you make premium payments only in the first Contract Year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance. Contract Values may also be higher if you pay additional premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than seven full years (five for the 2% Contract Enhancement).

In the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) in the following circumstances:

      -     death benefits computed on the basis of Contract Value;

      - withdrawals taken under the 10% free withdrawal provision (or the 20% Additional Free Withdrawal endorsement, if elected);

      - withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code;

      -     if permitted by your state, withdrawals under our:

            -     Terminal Illness Benefit;

            -     Specified Conditions Benefit; or

            -     Extended Care Benefit. (See page 49 below.)

You may NOT elect the 3% or 4% Contract Enhancement endorsements with the 20% Additional Free Withdrawal option.

If you purchased your Contract BETWEEN MARCH 18, 2003 AND JUNE 3, 2003, the 3% and 4% Contract Enhancements were not available and the Five-Year Withdrawal Charge Period endorsement could not be elected with the 2% Contract Enhancement.

If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003, the three, five and seven year Fixed Account options were not available if the 3% or 4% Contract Enhancement was selected.

If you purchased your Contract BETWEEN JULY 14, 2003 AND AUGUST 17, 2003, the three, five and seven year Fixed Account options were not available if the 2% Contract Enhancement was selected.

CAPITAL PROTECTION PROGRAM. If you select our Capital Protection Program at issue, we will allocate enough of your premium to the Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s). If any part of the Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original premium. This program is available only if Fixed Account options are available. There is no charge for the Capital Protection Program. You should consult your JNL representative with respect to the current availability of Fixed Account options, their limitations, and the availability of the Capital Protection Program.

For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson National receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson National will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.

If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003 and you purchased the 3% or 4% Contract Enhancement, the Capital Protection Program was not available.

If you purchased your Contract BETWEEN JULY 14, 2003 AND AUGUST 17, 2003 and you purchased the 2% Contract Enhancement, the Capital Protection Program was not available.

ACCUMULATION UNITS. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "Accumulation Unit." During the income phase we use a measure called an "Annuity Unit."

Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

      - determining the total amount of assets held in the particular Investment Division;

      - subtracting any asset-based charges and taxes chargeable under the Contract; and

      -     dividing this amount by the number of outstanding Accumulation
            Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit may go up or down from day to day. The base Contract has a different Accumulation Unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit value.

When you make a premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between an Investment Division and the Fixed Account must occur prior to the Income Date. Transfers from the Fixed Account will be subject to any applicable Excess Interest Adjustment. There may be periods when we do not offer the Fixed Account, or when we impose special transfer requirements on the Fixed Account. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then Current Interest Rate for the Fixed Account Option. You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

RESTRICTIONS ON TRANSFERS: MARKET TIMING. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

      -     limiting the number of transfers over a period of time;

      -     requiring a minimum time period between each transfer;

      - limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

      -     limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

                       TELEPHONE AND INTERNET TRANSACTIONS

THE BASICS. You can request certain transactions by telephone or at www.jnl.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above. Our Annuity Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnl.com.

WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Annuity Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

HOW TO CANCEL A TRANSACTION. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

OUR PROCEDURES. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

      -     by making either a partial or complete withdrawal,

      -     by electing the Systematic Withdrawal Program,

      -     by electing a Guaranteed Minimum Withdrawal Benefit, or

      -     by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Excess Interest Adjustment. For more information about withdrawal charges, please see "Withdrawal Charge" beginning on page 26.

Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account or Investment Division from which you are making the withdrawal. If you are not specific, your withdrawal will be taken from your allocations to the Investment Divisions and Fixed Account based on the proportion their respective values bear to the Contract Value. With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. After your withdrawal, at least $100 must remain in each Fixed Account or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. Amounts may not be withdrawn from the Indexed Fixed Option until all other amounts under the Contract have been withdrawn.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. FOR MORE INFORMATION, PLEASE SEE "TAXES" BEGINNING ON PAGE 116.

WAIVER OF WITHDRAWAL AND RECAPTURE CHARGES FOR CERTAIN EMERGENCIES. We will waive the withdrawal charge (withdrawals from the Investment Divisions and the Fixed Account), but not any Excess Interest Adjustment that would otherwise apply in certain circumstances by providing you, at no charge, the following:

      - TERMINAL ILLNESS BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions and Fixed Account (excluding amounts in the Indexed Fixed Option) that you withdraw after providing us with a physician's statement that you have been diagnosed with an illness that will result in your death within 12 months;

      - SPECIFIED CONDITIONS BENEFIT, under which you may make a one-time withdrawal of up to 25% (for joint Owners, this benefit applies to each of them for 12 1/2%) of your Contract Value from the Investment Divisions and Fixed Account (excluding amounts in the Indexed Fixed Option) with no withdrawal charge or recapture charge after having provided us with a physician's statement that you have been diagnosed with one of the following conditions:

            -     Heart attack

            -     Stroke

            -     Coronary artery surgery

            -     Life-threatening cancer

            -     Renal failure or

            -     Alzheimer's disease; and

      - EXTENDED CARE BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions and Fixed Account (excluding amounts in the Indexed Fixed Option) that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.

You may exercise these benefits once under your Contract.

OPTIONAL THREE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a three-year withdrawal period with withdrawal charges in contribution years one through three of 7.5%, 6.5% and 5%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.45% of average daily net asset value of your allocations to the Investment Divisions. If you elect the optional Three-Year Withdrawal Charge Period endorsement, a lower commission will be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. You may NOT elect this option if you elect the Five-Year Withdrawal Charge endorsement or the 20% Additional Free Withdrawal endorsement. In addition, the Indexed Fixed Option is not available if you select the Three-year Withdrawal Charge period.

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

OPTIONAL FIVE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a five-year withdrawal period with withdrawal charges in contribution years one through five of 8%, 7%, 6%, 4% and 2%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.30% of average daily net asset value of your allocations to the Investment Divisions. If you elect the Optional Five-Year Withdrawal Charge Period and the Indexed Fixed Option, the withdrawal charge for the Indexed Fixed Option which normally has a 7-year schedule (8.5%, 8%, 7%, 6%, 5%, 4%, 2%) will be modified to a 5-year schedule (8%, 7%, 6%, 4%, 2%, 0%). We reserve the right to restrict the percent of premium that may be allocated to the Indexed Fixed Option.

The charges for the Five-year or Three-year Withdrawal Charge Period options continue for as long as one holds the Contract. The potential benefits of those options normally will persist for no more than four to six years, depending on performance (the greater the performance the less the benefit) and payment patterns (large subsequent payments in relation to the initial payment make the benefits persist for a longer time than for a Contract where only the initial payment is made).

In the case of some surrenders in the third Contract year, the Five-year Withdrawal Charge Period does not provide a benefit and may even impose a small detriment.

If you purchased your Contract BETWEEN MARCH 18, 2003 AND AUGUST 17, 2003, the Five-Year Withdrawal Charge Period endorsement could not be elected with the 2% Contract Enhancement.

If you purchased your Contract PRIOR TO MAY 1, 2006, the Five-year Withdrawal Charge Period option could not be elected with the Three-year Withdrawal Charge Period option.

20% ADDITIONAL FREE WITHDRAWAL. If you elect the 20% Additional Free Withdrawal endorsement, you may withdraw an additional 20% of premiums that are subject to a withdrawal charge (excluding premiums allocated to the Indexed Fixed Option), minus earnings, during a Contract Year without a withdrawal charge and you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. THIS ENDORSEMENT WILL REPLACE THE 10% ADDITIONAL FREE WITHDRAWAL ENDORSEMENT. The 20% Additional Free Withdrawal endorsement is a liquidity feature that provides a benefit if you contemplate or need to take large withdrawals. The 20% Additional Free Withdrawal endorsement provides extra liquidity in any market environment but, when it is elected in combination with any GMWB, taking full advantage of the endorsement may have an adverse effect on the GMWB if the withdrawal exceeds the GAWA, as a withdrawal in excess of the GAWA may always reduce the GAWA and potentially limit the benefits available. IN FACT, ANY TIME YOU USE THE 20% ADDITIONAL FREE WITHDRAWAL ENDORSEMENT WHEN THE AMOUNT OF THE WITHDRAWAL EXCEEDS THE GAWA AND THE CONTRACT VALUE IS LESS THAN THE GWB, IT IS DISADVANTAGEOUS. You may NOT elect this option if you elect the 3% or 4% Contract Enhancement endorsements or if, PRIOR TO MAY 1, 2006, you elected the Three-year Withdrawal Charge Period option.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CONSIDERATIONS. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The 5% For Life GMWBs with Joint Option available only to spouses differ from the 5% For Life GMWBs without the Joint Option available to spouses and unrelated parties and enjoy the following advantages:

      - If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving joint owner.

      - If one of the owners dies before the automatic payment of benefits begins, the spouse may continue the Contract and the "For Life" guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The 5% For Life GMWBs with Joint Option have a higher charge than the For Life GMWBs without the Joint Option.

7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT. The following description is supplemented by some examples in Appendix C that may assist you in understanding how the calculations are made in certain circumstances. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 7% GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We may limit the availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 7% GMWB may also be selected after the Issue Date within 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount. Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(s) AND EVEN RESET TO THE THEN CURRENT

CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Withdrawals greater than GAWA impact the GAWA differently, depending on when you selected the 7% GMWB, because the calculation is different. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 3, 4, and 6 in Appendix C illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

      -     the GWB prior to the partial withdrawal less the partial withdrawal;
            or

      -     zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

      - the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

      - the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

      -     the GAWA prior to the partial withdrawal; or

      -     the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

      -     the GAWA prior to the partial withdrawal, or

      -     the GWB after the partial withdrawal,

                                     - or -

For Contracts to which this endorsement was added ON AND AFTER MAY 2, 2005, 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

For Contracts to which is endorsement was added BEFORE MAY 2, 2005, 7% of the greater of:

            1. the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

            2.    the GWB after the partial withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.

For certain tax-qualified Contracts to which the 7% GMWB is added ON AND AFTER JANUARY 17, 2006 (subject to availability), withdrawals greater than the Guaranteed Annual Withdrawal

Amount (GAWA) are allowed, under certain circumstances, to meet the Contract's required minimum distribution (RMD) under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised. Otherwise, the GWB and GAWA could be adversely recalculated, as described above.

REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 7% GMWB, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

      Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The RMDs for calendar years 2005 and 2006 are 14 and 16, respectively.

      If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn 15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

      The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

      If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix C, particularly examples 3, 4, and 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 7% GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

STEP-UP. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

WITH A STEP-UP -

      The GWB equals Contract Value.

      The GAWA is recalculated, equaling the greater of:

          -     7% of the new GWB; Or

          -     The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

      - For Contracts to which the 7% GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "step-up" is the Contract Value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

TERMINATION. The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly statement charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die before the payments have been completed, the remaining payments will be made to the Beneficiary.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP. The following description is supplemented by the examples in Appendix C that may assist you in understanding how calculations are made in certain circumstances. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 5% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled. If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(s) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 3, 4, and 6 in Appendix C illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

      -     the GWB prior to the partial withdrawal less the partial withdrawal;
            or

      -     zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

      - the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

      - the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

      -     the GAWA prior to the partial withdrawal; or

      -     the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

      -     the GAWA prior to the partial withdrawal, or

      -     the GWB after the partial withdrawal, or

      - 5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 116. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 117.

For certain tax-qualified Contracts, the 5% GMWB With Annual Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 3, 4 and 6 in Appendix C supplement this description.

REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

      Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The RMD requirements for calendar years 2005 and 2006 are 14 and 16, respectively.

      If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn 15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

      The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

      If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix C, particularly examples 3, 4, and 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITH ANNUAL STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

STEP-UP. Step-ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up. Step-ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

TERMINATION. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly statement charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Annuitant) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP. The following description is supplemented by some examples in Appendix C that may assist you in understanding how calculations are made in certain circumstances. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 5% GMWB WITHOUT STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB without Step-Up cannot be canceled. If you select the 5% GMWB without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB without Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value. THE GWB CAN NEVER BE MORE THAN $5 MILLION, and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals


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

pursuant to the 5% GMWB without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(s) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 3, 4, and 6 in Appendix C illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

      -     the GWB prior to the partial withdrawal less the partial withdrawal;
            or

      -     zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

      - the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

      - the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

      -     the GAWA prior to the partial withdrawal; or

      -     the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

      -     the GAWA prior to the partial withdrawal; or

      -     the GWB after the partial withdrawal; or

      - 5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of


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

this endorsement are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 116. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on 117.

For certain tax-qualified Contracts, the 5% GMWB without Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 3, 4 and 6 in Appendix C supplement this description.

REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

      Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The RMD requirements for calendar years 2005 and 2006 are 14 and 16, respectively.

      If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn 15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

      The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

      If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


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

Examples that are relevant or specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix C, particularly examples 3, 4, and 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITHOUT STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB without Step-Up endorsement already applies to the Contract, the 5% GMWB without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB without Step-Up, if the 5% GMWB without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

TERMINATION. The 5% GMWB without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly statement charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB without Step-Up. The 5% GMWB without Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Annuitant) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


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


EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB without Step-Up.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP. The following description of this GMWB is supplemented by the examples in Appendix C, particularly examples 5 and 6 for the Step-Ups and examples 8 and 9 for the For Life guarantees. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

      - The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                  The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint owners that are spouses, as described below.

                  For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                  The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                  So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

      Or

      - Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                  The GWB is the guaranteed amount available for future periodic withdrawals.

      BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.



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


Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA equals 5% of the GWB.

WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

     The GAWA equals 5% of the GWB.

PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 3, 4 and 6 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

          -     The GWB before the withdrawal less the withdrawal; Or

          -     Zero.

     The GAWA:

          -     Is unchanged while the For Life Guarantee is in effect;
                Otherwise

          - Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or


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


RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the lesser of:


          - Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

          - The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

          - 5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or

          -     The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 15. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page
116. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 117.

      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.

      Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

      Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The RMDs for calendar years 2005 and 2006 are 14 and 16, respectively.

      If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn 15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below). Please see the discussion of Required Minimum Distribution Calculations relating to the 7% Guaranteed Minimum Withdrawal Benefit above for more information and examples of how calculations are done for certain tax-qualified contracts.

      The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

      If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix C, particularly examples 3, 4, and 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

PREMIUMS.

WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

      The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

      The GAWA is also recalculated, increasing by:

          -     5% of the premium net of any applicable premium taxes; Or

          -     5% of the increase in the GWB - if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.


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


WITH A STEP-UP -

      The GWB equals Contract Value.

      The GAWA is recalculated, equaling the greater of:

            -     5% of the new GWB; Or

            -     The GAWA before the Step-Up.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

      The GWB is recalculated, equaling the greater of:

            -     The GWB before the payment less the payment; Or

            -     Zero.

      The GAWA:

            - Is unchanged so long as the For Life Guarantee is in effect; Otherwise

            - Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

      - Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                  -     Upon the Owner's death, the For Life Guarantee is void.

                  - Only the GWB is payable while there is value to it (until depleted).

                  - Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                  - Contract Anniversaries will continue to be based on the Contract's Issue Date.

      -     Continue the Contract without this GMWB (GMWB is terminated).

      - Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.


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


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 114.

TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly statement charge and all benefits cease on the earliest of:

      -     The Income Date;

      - The date of complete withdrawal of Contract Value (full surrender of the Contract);

      - The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

      - The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

      - The date all obligations under this GMWB are satisfied after the Contract Value is zero.

EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP. The following description of this GMWB is supplemented by the examples in Appendix C, particularly examples 5 and 6 for the Step-Ups, example 7 for the bonus and example 8 for the For Life guarantees. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

      - The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                  The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                  The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                  So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

      Or

      - Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                  The GWB is the guaranteed amount available for future periodic withdrawals.

      - With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).


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


      BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

      Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

      This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

      There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

      ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

      WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

            The GWB equals initial premium net of any applicable premium taxes.

            The GAWA equals 5% of the GWB.

      WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

            The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

            The GAWA equals 5% of the GWB.

      PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

      Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

      WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the


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


      required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

      REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 3, 4 and 6 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

      WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

            The GWB is recalculated, equaling the greater of:

                  -     The GWB before the withdrawal less the withdrawal; Or

                  -     Zero.

            The GAWA:

                  - Is unchanged while the For Life Guarantee is in effect; Otherwise

                  - Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

      The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

      Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

      WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

            The GWB is recalculated, equaling the lesser of:

                  - Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

                  - The greater of the GWB before the withdrawal less the withdrawal, or zero.

            The GAWA is recalculated, equaling the lesser of:

                  - 5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or

                  - The greater of 5% of the GWB after the withdrawal, or zero.

      Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 15. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

      Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 116. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 117.

            RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.

            Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The RMDs for calendar years 2005 and 2006 are 14 and 16, respectively.

                  If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn 15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

            An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below). Please see the discussion of Required Minimum Distribution Calculations relating to the 7% Guaranteed Minimum Withdrawal Benefit above for more information and examples of how calculations are done for certain tax-qualified contracts.

                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

            Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix C, particularly examples 3, 4, and 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

      PREMIUMS.

      WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

            The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

            The GAWA is also recalculated, increasing by:

                  -     5% of the premium net of any applicable premium taxes;
                        Or

                  - 5% of the increase in the GWB - if the maximum GWB is hit.

      We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

      STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

      WITH A STEP-UP -

            The GWB equals Contract Value.

            The GAWA is recalculated, equaling the greater of:

                  -     5% of the new GWB; Or

                  -     The GAWA before the Step-Up.

      Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

      OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

      CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

      AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

            The GWB is recalculated, equaling the greater of:

                  -     The GWB before the payment less the payment; Or

                  -     Zero.

            The GAWA:

                  - Is unchanged so long as the For Life Guarantee is in effect; Otherwise

                  - Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

      If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

      SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

            - Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                        - Upon the Owner's death, the For Life Guarantee is void.

                        - Only the GWB is payable while there is value to it (until depleted).


                        - Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                        - Contract Anniversaries will continue to be based on the Contract's Issue Date.

            -     Continue the Contract without this GMWB (GMWB is terminated).

            - Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

      For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 114.

      TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly statement charge and all benefits cease on the earliest of:

            -     The Income Date;

            - The date of complete withdrawal of Contract Value (full surrender of the Contract);

            - The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

            - The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

            - The date all obligations under this GMWB are satisfied after the Contract Value is zero.

      EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

      BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 7. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to grow (even in a down market relative to your Contract Value allocated to any Investment Divisions). The growth, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

            -     How the bonus is calculated;

            - What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

            -     For how long the bonus is available; and

            -     When and what happens when the bonus is applied to the GWB.

            The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                  - When this GMWB is added to the Contract, the Bonus Base equals the GWB.

                  - With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                        - All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                        - A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                  - With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                  - With any Step-Up (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

            THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

            The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                  - The tenth Contract Anniversary after the effective date of the endorsement;

                  - The Contract Anniversary on or immediately following the Owner's (if Joint Owners, the oldest Owner's) 81st birthday; or

                  -     The date Contract Value is zero.

            Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

            The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                  -     The GWB is recalculated, increasing by 5% of the Bonus
                        Base.

                  - The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

            Applying the bonus to the GWB does not affect the Bonus Base.

      5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP. The following description of this GMWB is supplemented by the examples in Appendix C, particularly examples 5 and 6 for the Step-Ups, example 7 for the bonus and example 8 for the For Life guarantees. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

            - The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                  The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                  The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                  So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

            Or

            - Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.


                        The GWB is the guaranteed amount available for future periodic withdrawals.

            - With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

      BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

      Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

      This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

      There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

      ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

      WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

            The GWB equals initial premium net of any applicable premium taxes.

            The GAWA equals 5% of the GWB.

      WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

            The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

            The GAWA equals 5% of the GWB.

      PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

      Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

      WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

      REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 3, 4 and 6 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

      WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

            The GWB is recalculated, equaling the greater of:

                  -     The GWB before the withdrawal less the withdrawal; Or

                  -     Zero.

            The GAWA:

                  -     Is unchanged while the For Life Guarantee is in effect;

                  Otherwise

                  - Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

      The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

      Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.



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      WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT
      YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -


            The GWB is recalculated, equaling the lesser of:

                  - Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

                  - The greater of the GWB before the withdrawal less the withdrawal, or zero.

            The GAWA is recalculated, equaling the lesser of:

                  - 5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or

                  - The greater of 5% of the GWB after the withdrawal, or zero.

      Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 15. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

      Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 116. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 117.

            RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.

            Under the Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The RMDs for calendar years 2005 and 2006 are 14 and 16, respectively.

                  If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn 15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.



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            An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below). Please see the discussion of Required Minimum Distribution Calculations relating to the 7% Guaranteed Minimum Withdrawal Benefit above for more information and examples of how calculations are done for certain tax-qualified contracts.

                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

            Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in limited circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix C, particularly examples 3, 4, and 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

      PREMIUMS.

      WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

            The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

            The GAWA is also recalculated, increasing by:

                  -     5% of the premium net of any applicable premium taxes;
                        Or

                  - 5% of the increase in the GWB - if the maximum GWB is hit.

      We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

      STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

      WITH A STEP-UP -

            The GWB equals Contract Value.

            The GAWA is recalculated, equaling the greater of:

                  -     5% of the new GWB; Or

                  -     The GAWA before the Step-Up.

      The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.



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


      OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

      CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

      AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

            The GWB is recalculated, equaling the greater of:

                  -     The GWB before the payment less the payment; Or

                  -     Zero.

            The GAWA:

                  - Is unchanged so long as the For Life Guarantee is in effect; Otherwise

                  - Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

      If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

      SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

            - Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract in Good Order is called the Continuation Date.)

                        - Upon the Owner's death, the For Life Guarantee is void.

                        - Only the GWB is payable while there is value to it (until depleted).

                        - The Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

                        - Contract Anniversaries will continue to be based on the Contract's Issue Date.

            -     Continue the Contract without this GMWB (GMWB is terminated).

            - Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

      For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 114.

      TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly statement charge and all benefits cease on the earliest of:

            -     The Income Date;

            - The date of complete withdrawal of Contract Value (full surrender of the Contract);


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            -     The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

            - The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

            - The date all obligations under this GMWB are satisfied after the Contract Value is zero.

      EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

      BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 7. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to grow (even in a down market relative to your Contract Value allocated to any Investment Divisions). The growth, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

            -     How the bonus is calculated;

            - What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

            -     For how long the bonus is available; and

            -     When and what happens when the bonus is applied to the GWB.

            The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                  - When this GMWB is added to the Contract, the Bonus Base equals the GWB.

                  - With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                        - All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                        - A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                  - With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                  - With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

            THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

            The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                  - The tenth Contract Anniversary after the effective date of the endorsement;

                  - The Contract Anniversary on or immediately following the Owner's (if Joint Owners, the oldest Owner's) 81st birthday; or

                  -     The date Contract Value is zero.


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            Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

            The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                  -     The GWB is recalculated, increasing by 5% of the Bonus
                        Base.

                  - The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

            Applying the bonus to the GWB does not affect the Bonus Base.

      JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP. The description of this GMWB is supplemented by the examples in Appendix C, particularly examples 5 and 6 for the Step-Ups and example 9 for the For Life guarantee. For Contracts with joint Owners only, if the joint Owners are spouses (as defined under the Internal Revenue Code), this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

            - The joint Owner's life who dies last (the "For Life Guarantee") if the For Life Guarantee is in effect;

                        This GMWB is limitedly available for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last. This GMWB is not available for tax-qualified Contracts.

                        The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest joint Owner's 65th birthday. If the youngest joint Owner is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                        So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

            Or

            - Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                        The GWB is the guaranteed amount available for future periodic withdrawals.

      BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

      Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

      This GMWB is available to Owners 45 to 80 years old (proof of age is required and both Owners must be within the eligible age range); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A


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      CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE
      GUARANTEED MINIMUM INCOME BENEFIT (GMIB). Availability of this GMWB may be subject to further limitation.

      There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the Guaranteed Annual Withdrawal Amount (GAWA). Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

      ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

      WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

            The GWB equals initial premium net of any applicable premium taxes.

            The GAWA equals 5% of the GWB.

      WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

            The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

            The GAWA equals 5% of the GWB.

      PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

      Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

      WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA. The two tables below clarify what happens in either instance.

      WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GAWA, AS APPLICABLE -

            The GWB is recalculated, equaling the greater of:

                  -     The GWB before the withdrawal less the withdrawal; Or

                  -     Zero.

            The GAWA:

                  - Is unchanged while the For Life Guarantee is in effect; Otherwise

                  - Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

      The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the GAWA. You may withdraw the GAWA all at once or throughout the Contract Year. Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

      Withdrawing more than the GAWA in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the


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      withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

      WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GAWA, AS APPLICABLE -

            The GWB is recalculated, equaling the lesser of:

                  - Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

                  - The greater of the GWB before the withdrawal less the withdrawal, or zero.

            The GAWA is recalculated, equaling the lesser of:

                  - 5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or

                  - The greater of 5% of the GWB after the withdrawal, or zero.

      Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 15. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

      Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 116.

      PREMIUMS.

      WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

            The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

            The GAWA is also recalculated, increasing by:

                  -     5% of the premium net of any applicable premium taxes;
                        Or

                  - 5% of the increase in the GWB - if the maximum GWB is hit.

      We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

      STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

      WITH A STEP-UP -

            The GWB equals Contract Value.

            The GAWA is recalculated, equaling the greater of:

                  -     5% of the new GWB; Or

                  -     The GAWA before the Step-Up.

      Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

      OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of any joint Owner, this GMWB terminates without value.

      CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

      AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

            The GWB is recalculated, equaling the greater of:

                  -     The GWB before the payment less the payment; Or

                  -     Zero.

            The GAWA:

                  - Is unchanged so long as the For Life Guarantee is in effect; Otherwise

                  - Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

      If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

      SPOUSAL CONTINUATION. In the event of the first Owner's death, the Beneficiary who is the Owner's spouse (joint Owner) may elect to:

            - Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                        - If the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. Otherwise, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest joint Owner's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life guarantee will be set on the effective date of the endorsement.

                        - Continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.

                        - Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                        - Contract Anniversaries will continue to be based on the Contract's Issue Date.

                        - A new joint owner may not be added if a surviving spouse continues the Contract.

            -     Continue the Contract without this GMWB (GMWB is terminated).

            - Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility.


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      For more information about spousal continuation of a Contract, please see
      "Special Spousal Continuation Option" beginning on page 114.

      TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly statement charge and all benefits cease on the earliest of:

            -     The Income Date;

            - The date of complete withdrawal of Contract Value (full surrender of the Contract);

            - The date of death of any joint Owner, unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee);

            - The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

            - The date all obligations under this GMWB are satisfied after the Contract Value is zero.

      EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

      JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP. For Contracts with joint Owners only, if the joint Owners are spouses (as defined under the Internal Revenue Code), this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

            - The joint Owner's life who dies last (the "For Life Guarantee") if the For Life Guarantee is in effect;

                        This GMWB is limitedly available for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last. This GMWB is not available for tax-qualified Contracts.

                        The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest joint Owner's 65th birthday. If the youngest joint Owner is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                        So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

            Or

            - Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                        The GWB is the guaranteed amount available for future periodic withdrawals.

      BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.


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      Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

      This GMWB is available to Owners 45 to 80 years old (proof of age is required and both Owners must be within the eligible age range); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT
      (GMIB). Availability of this GMWB may be subject to further limitation.

      There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the Guaranteed Annual Withdrawal Amount (GAWA). Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

      ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

      WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

            The GWB equals initial premium net of any applicable premium taxes.

            The GAWA equals 5% of the GWB.

      WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

            The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

            The GAWA equals 5% of the GWB.

      PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

      Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

      WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA. The two tables below clarify what happens in either instance.

      WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GAWA -

            The GWB is recalculated, equaling the greater of:

                  -     The GWB before the withdrawal less the withdrawal; Or

                  -     Zero.

            The GAWA:

                  - Is unchanged while the For Life Guarantee is in effect; Otherwise


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                  -     Is recalculated, equaling the lesser of the GAWA before
                        the withdrawal, or the GWB after the withdrawal.

      The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the GAWA. You may withdraw the GAWA all at once or throughout the Contract Year. Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

      Withdrawing more than the GAWA in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

      WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GAWA -

            The GWB is recalculated, equaling the lesser of:

                  - Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

                  - The greater of the GWB before the withdrawal less the withdrawal, or zero.

            The GAWA is recalculated, equaling the lesser of:

                  - 5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or

                  - The greater of 5% of the GWB after the withdrawal, or zero.

      Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 15. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

      Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 116.

      PREMIUMS.

      WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

            The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

            The GAWA is also recalculated, increasing by:

                  -     5% of the premium net of any applicable premium taxes;
                        Or

                  - 5% of the increase in the GWB - if the maximum GWB is hit.

      We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.



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      STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

      WITH A STEP-UP -

            The GWB equals Contract Value.

            The GAWA is recalculated, equaling the greater of:

                  -     5% of the new GWB; Or

                  -     The GAWA before the Step-Up.

      The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

      OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of any joint Owner, this GMWB terminates without value.

      CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

      AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

            The GWB is recalculated, equaling the greater of:

                  -     The GWB before the payment less the payment; Or

                  -     Zero.

            The GAWA:

                  - Is unchanged so long as the For Life Guarantee is in effect; Otherwise


                  - Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

      If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

      SPOUSAL CONTINUATION. In the event of the first Owner's death, the Beneficiary who is the Owner's spouse (joint Owner) may elect to:

            - Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                        - If the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. Otherwise, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest joint Owner's 65th birthday, and the above rules for the


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                              For Life Guarantee apply. The effective date of
                              the For Life guarantee will be set on the effective date of the endorsement.

                        - Continuing the Contract with the GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.

                        - Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                        - Contract Anniversaries will continue to be based on the Contract's Issue Date.

                        - A new joint owner may not be added if a surviving spouse continues the Contract.

            -     Continue the Contract without this GMWB (GMWB is terminated).

            - Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility.

      For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 114.

      TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly statement charge and all benefits cease on the earliest of:

            -     The Income Date;

            - The date of complete withdrawal of Contract Value (full surrender of the Contract);

            - The date of death of any joint Owner, unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee);

            - The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

            - The date all obligations under this GMWB are satisfied after the Contract Value is zero.

      EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

      BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 7. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to grow (even in a down market relative to your Contract Value allocated to any Investment Divisions). The growth, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

            -     How the bonus is calculated;

            - What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

            -     For how long the bonus is available; and

            -     When and what happens when the bonus is applied to the GWB.


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            The bonus equals 5% and is based on a sum that may vary after this
            GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                  - When this GMWB is added to the Contract, the Bonus Base equals the GWB.

                  - With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                        - All withdrawals count, including: systematic withdrawals; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                        - A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                  - With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                  - With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

            THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

            The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                  - The tenth Contract Anniversary after the effective date of the endorsement;

                  - The Contract Anniversary on or immediately following the youngest joint Owner's 81st birthday; or

                  -     The date Contract Value is zero.

            Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

            The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                  -     The GWB is recalculated, increasing by 5% of the Bonus
                        Base.

                  - The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

            Applying the bonus to the GWB does not affect the Bonus Base.

      5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT. The examples in Appendix C supplement the description of this GMWB although the examples for the For Life guarantee are not applicable to this GMWB. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

            -     The Owner's life (the "For Life Guarantee");

                  The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                  So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

      Or



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            -     Until all withdrawals under the Contract equal the Guaranteed
                  Withdrawal Balance (GWB), without regard to Contract Value.

                        The GWB is the guaranteed amount available for future periodic withdrawals.

            - For Contracts to which this GMWB is added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information). EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

            BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

      Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

      This GMWB is available to Owners 60 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

      There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code (IRC). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

      ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.


      WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

            The GWB equals initial premium net of any applicable premium taxes.

            The GAWA equals 5% of the GWB.

      WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

            The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

            The GAWA equals 5% of the GWB.

      Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the


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      GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE
      THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

      WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

      REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 3, 4 and 6 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

      WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA AND RMD, AS APPLICABLE -

            The GWB is recalculated, equaling the greater of:

                  -     The GWB before the withdrawal less the withdrawal; Or

                  -     Zero.

            The   GAWA:

                  - Is unchanged so long as the For Life Guarantee is valid; Otherwise

                  - Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

      The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA and RMD, as applicable. You may withdraw the greater of the GAWA and RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA and RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA and RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

      Withdrawing more than the greater of the GAWA and RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

      WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA AND RMD, AS APPLICABLE -

            The GWB is recalculated, equaling the lesser of:

                  - Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

                  - The greater of the GWB before the withdrawal less the withdrawal, or zero.

            The GAWA is recalculated because the For Life Guarantee is invalidated, equaling the lesser of:

                  -     The GAWA before the withdrawal;

                  -     The GWB after the withdrawal; Or

                  - 5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement.

      IF YOU EXCEED THE GAWA, OR FOR CERTAIN TAX-QUALIFIED CONTRACTS ONLY, THE RMD (IF GREATER THAN THE GAWA), ONE TIME WITH YOUR WITHDRAWALS, THEN THE FOR LIFE GUARANTEE IS VOID AND CANNOT BE MADE VALID AGAIN. From then on, this GMWB guarantees withdrawals until the GWB



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      is depleted. Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 15. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

            RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.

            Under the Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The RMDs for calendar years 2005 and 2006 are 14 and 16, respectively.

                  If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn 15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

            An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below). Please see the discussion of Required Minimum Distribution Calculations relating to the 7% Guaranteed Minimum Withdrawal Benefit above for more information and examples of how calculations are done for certain tax-qualified contracts.

                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

            Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are in Appendix C, particularly examples 3, 4, and 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

      Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for



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      example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 116. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 117.

      PREMIUMS.

      WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

            The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

      The GAWA is also recalculated, increasing by:

                  -     5% of the premium net of any applicable premium taxes;
                        Or

                  - 5% of the increase in the GWB - if the maximum GWB is hit.

      We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

      STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

      WITH A STEP-UP -

            The GWB equals Contract Value.

            The GAWA is recalculated, equaling the greater of:

                  -     5% of the new GWB; Or

                  -     The GAWA before the Step-Up.


      The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

            - ON AND AFTER JANUARY 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

            - For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

      Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

      If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

      OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

      CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is valid. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

                                        The GWB is recalculated, equaling the
      AFTER EACH PAYMENT WHEN THE       greater of:
      CONTRACT VALUE IS ZERO -              -  The GWB before the payment less
                                               the payment; Or
                                            -  Zero.

                                        The GAWA:
                                            -  Is unchanged so long as the For
                                               Life Guarantee is valid;
                                               Otherwise
                                             - Is recalculated, equaling the
                                               lesser of the GAWA before, and
                                               the GWB after, the payment.

      If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

      SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

            - Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

                        - Upon the Owner's death, the For Life Guarantee is void.

                        - Only the GWB is payable while there is value to it (until depleted).

                        - The spousal Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

                        - Contract Anniversaries will continue to be based on the Contract's Issue Date.

            -     Continue the Contract without this GMWB (GMWB is terminated).

            - Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the Beneficiary terminated the GMWB in continuing the Contract.

      For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 114.

      TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly statement charge and all benefits cease on the earliest of:

            -     The Income Date;

            - The date of complete withdrawal of Contract Value (full surrender of the Contract);

            - The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

            - The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

            - The date all obligations under this GMWB are satisfied after the Contract Value is zero.

      EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

      BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 7. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations allowing the GWB and GAWA to grow (even in a down market relative to your Contract Value allocated to any Investment Divisions). The growth, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006. The box below has more information about the bonus, including:

            -     How the bonus is calculated;

            - What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

            -     For how long the bonus is available; and

            -     When and what happens when the bonus is applied to the GWB.

            The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                  - When this GMWB is added to the Contract, the Bonus Base equals the GWB.

                  - With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, or the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              - All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              - A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                  - With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                  - With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

            THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

            The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                  - The tenth Contract Anniversary after the effective date of the endorsement;

                  - The Contract Anniversary on or immediately following the Owner's (if Joint Owners, the oldest Owner's) 81st birthday; or

                  -     The date Contract Value is zero.

            Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.


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            The bonus is applied at the end of each Contract Year during the
            Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                  -     The GWB is recalculated, increasing by 5% of the Bonus
                        Base.

                  - The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

            Applying the bonus to the GWB does not affect the Bonus Base.

      4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT. The examples in Appendix C supplement the description of the GMWB in limited circumstances and with specific factual assumptions, although the examples for the For Life guarantee are not applicable to this GMWB. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

            -     The Owner's life (the "For Life Guarantee");

                        The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                        So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

            Or

            - Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                        The GWB is the guaranteed amount available for future periodic withdrawals.

            - For Contracts to which this GMWB is added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information). EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

            BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

      Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

      This GMWB is available to Owners 50 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.


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      There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is called the Guaranteed Annual Withdrawal Amount (GAWA). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

      ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

      WHEN THIS GMWB IS ADDED TO        The GWB equals initial premium net of
      THE CONTRACT ON THE ISSUE DATE -  any applicable premium taxes.

                                        The GAWA equals 4% of the GWB.

      WHEN THIS GMWB IS ADDED TO        The GWB equals Contract Value less the
      THE CONTRACT ON ANY CONTRACT      recapture charge on any Contract
      ANNIVERSARY  -                    Enhancement.

                                        The GAWA equals 4% of the GWB.

      Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

      WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA. The two tables below clarify what happens in either instance.

                                        The GWB is recalculated, equaling the
      WHEN A WITHDRAWAL, PLUS ALL       greater of:
      PRIOR WITHDRAWALS IN THE              -  The GWB before the withdrawal
      CURRENT CONTRACT YEAR, IS LESS           less the withdrawal; Or
      THAN OR EQUAL TO THE GAWA -           -  Zero.

                                        The GAWA:
                                            -  Is unchanged so long as the For
                                               Life Guarantee is valid;
                                               Otherwise
                                            -  Is recalculated, equaling the
                                               lesser of the GAWA before the
                                               withdrawal, or the GWB after the
                                               withdrawal.

      The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the GAWA. You may withdraw the GAWA all at once or throughout the Contract Year. Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

      Withdrawing more than the GAWA in a Contract Year causes the GWB and the GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.


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                                        The GWB is recalculated, equaling the
      WHEN A WITHDRAWAL, PLUS ALL       lesser of:
      PRIOR WITHDRAWALS IN THE              -  Contract Value after the
      CURRENT CONTRACT YEAR,                   withdrawal less any recapture
      EXCEEDS THE GAWA -                       charge on any Contract
                                               Enhancement; Or
                                            -  The greater of the GWB before the
                                               withdrawal less the withdrawal,
                                               or zero.

                                        The GAWA is recalculated because the For
                                        Life Guarantee is invalidated, equaling
                                        the lesser of:
                                            -  The GAWA before the withdrawal;
                                            -  The GWB after the withdrawal; Or
                                            -  4% of the Contract Value after
                                               the withdrawal less the recapture
                                               charge on any Contract
                                               Enhancement.

      IF YOU EXCEED THE GAWA ONE TIME WITH YOUR WITHDRAWALS, THEN THE FOR LIFE GUARANTEE IS VOID AND CANNOT BE MADE VALID AGAIN. Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 15. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

      Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 116. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 117.

      PREMIUMS.

      WITH EACH SUBSEQUENT              The GWB is recalculated, increasing by
      PREMIUM PAYMENT ON THE            the amount of the premium net of any
      CONTRACT -                        applicable premium taxes.

                                        The GAWA is also recalculated,
                                        increasing by:
                                            -  4% of the premium net of any
                                               applicable premium taxes; Or
                                            -  4% of the increase in the GWB -
                                               if the maximum GWB is hit.

      We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

      STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

      WITH A STEP-UP -                  The GWB equals Contract Value.

                                        The GAWA is recalculated, equaling the
                                        greater of:
                                            -  4% of the new GWB; Or
                                            -  The GAWA before the Step-Up.


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      The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

            - ON AND AFTER JANUARY 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

            - For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

      Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

      If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

      OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

      CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is valid. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

      AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
      CONTRACT VALUE IS ZERO -          greater of:
                                            -  The GWB before the payment less
                                               the payment; Or
                                            -  Zero.

                                        The GAWA:
                                            -  Is unchanged so long as the For
                                               Life Guarantee is valid;
                                               Otherwise
                                            -  Is recalculated, equaling the
                                               lesser of the GAWA before, and
                                               the GWB after, the payment.

      If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

      SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

            - Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

                        - Upon the Owner's death, the For Life Guarantee is void.

                        - Only the GWB is payable while there is value to it (until depleted).


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                        -     The spousal Beneficiary is also allowed a Step-Up.
                              The Step-Up may only be elected on the first
                              Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good
                              Order. Otherwise, the above rules for Step-Ups apply.

                        - Contract Anniversaries will continue to be based on the Contract's Issue Date.

            -     Continue the Contract without this GMWB (GMWB is terminated).

            - Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the Beneficiary terminated the GMWB in continuing the Contract.

      For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 114.

      TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly statement charge and all benefits cease on the earliest of:

            -     The Income Date;

            - The date of complete withdrawal of Contract Value (full surrender of the Contract);

            - The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

            - The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

            - The date all obligations under this GMWB are satisfied after the Contract Value is zero.

      EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

      BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 7. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to grow (even in a down market relative to your Contract Value allocated to any Investment Divisions). The growth, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006. The box below has more information about the bonus, including:

            -     How the bonus is calculated;

            - What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

            -     For how long the bonus is available; and

            -     When and what happens when the bonus is applied to the GWB.


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            The bonus equals 5% and is based on a sum that may vary after this
            GMWB was added to the Contract (the "Bonus Base"), as described immediately below.

                  - When this GMWB is added to the Contract, the Bonus Base equals the GWB.

                  - With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              -     All withdrawals count, including: systematic
                                   withdrawals; RMDs for certain tax-qualified
                                    Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              - A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                  - With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                  - With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

            THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

            The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                  - The tenth Contract Anniversary after the effective date of the endorsement;

                  - The Contract Anniversary on or immediately following the Owner's (if Joint Owners, the oldest Owner's) 81st birthday; or

                  -     The date Contract Value is zero.

            Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

            The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                  -     The GWB is recalculated, increasing by 5% of the Bonus
                        Base.

                  - The GAWA is then recalculated, equaling the greater of 4% of the new GWB and the GAWA before the bonus.

            Applying the bonus to the GWB does not affect the Bonus Base.

            THERE ARE EXAMPLES ILLUSTRATING THE BONUS, IN LIMITED CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, WITH THE 5% FOR LIFE GMWB. THESE EXAMPLES ARE IN THE APPENDICES.

      SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal. Example 6 in Appendix C illustrates the consequences of a withdrawal preceding a Step-Up. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a withdrawal charge and an Excess Interest Adjustment.

      SUSPENSION OF WITHDRAWALS OR TRANSFERS. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

            - the New York Stock Exchange is closed (other than customary weekend and holiday closings);


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            -     under applicable SEC rules, trading on the New York Stock
                  Exchange is restricted;

            - under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

            -     the SEC, by order, may permit for the protection of Contract
                  Owners.

      We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account and the Indexed Fixed Option for up to six months or the period permitted by law.

                       INCOME PAYMENTS (THE INCOME PHASE)

      The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

      If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

      You can change the Income Date or income option at least 7 days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract or the calendar year in which you attain age 70 1/2 under a traditional Individual Retirement Annuity (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. Distributions from Roth IRAs are not required prior to your death.

      At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.

      You can choose to have income payments made monthly, quarterly, semi-annually or annually. Or you can choose a single lump sum payment. If you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

      VARIABLE INCOME PAYMENTS. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

            - the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

            - the amount of any applicable premium taxes, recapture charges or withdrawal charges and any Excess Interest Adjustment deducted from your Contract Value on the Income Date;

            -     which income option you select; and


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            -     the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

      The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3% for option 4 or 4.5% for options 1-3 and, if you select an income option with a life contingency, the age and gender of the Annuitant; however, the assumed investment rate is 3% for all options on Contracts issued ON OR AFTER OCTOBER 4, 2004. State variations may apply.

      We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

      INCOME OPTIONS. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant). The following income options may not be available in all states.

      OPTION 1 - Life Income. This income option provides monthly payments for your life.

      OPTION 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

      OPTION 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

      OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

      ADDITIONAL OPTIONS - We may make other income options available.

      No withdrawals are permitted during the income phase under an income option that is life contingent.

      GUARANTEED MINIMUM INCOME BENEFIT. The optional Guaranteed Minimum Income Benefit ("GMIB") endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. The guarantee is different depending on when you purchased a Contract.

      This benefit is only available if:


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            -     you elect it prior to your Contract's Issue Date;

            -     the Annuitant is not older than age 75 on the Issue Date; and

            - you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract Anniversary but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

      The GMIB will terminate and will not be payable at the earliest of:

            -     the Income Date (if prior to the effective date of the GMIB);

            - the 31st calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

            -     the date you make a total withdrawal from the Contract;

            - upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

            - if the Owner is not a natural person, upon the death of the Annuitant.

      Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

      You have the option of taking the GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only types of income payments available under the GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

      OPTION 1 - Life Income,

      OPTION 2 - Joint and Survivor,

      OPTION 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

      OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

      No other income options will be available, and no partial annuitizations will be allowed.

      After the 10th Contract Anniversary or any subsequent Contract Anniversary, the Contract Owner must exercise this option prior to the Income Date. The GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years. Please consult a tax advisor on this and other matters of selecting income options.

      The GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in any withdrawals or death benefits. You will not receive any benefit under this endorsement if you make a total withdrawal of your Contract Value.

      Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the "GMIB BENEFIT BASE." The GMIB Benefit Base is the GREATER OF (a) OR
      (b), WHERE:


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      (a) IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:

            - all premiums you have paid (net of any applicable premium taxes); plus

            - any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; minus

            - an adjustment (described below) for any withdrawals (including any applicable charges and Excess Interest Adjustments to those withdrawals);

      compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant's 80th birthday or the exercise date of the GMIB.

      For Contracts issued BEFORE MAY 2, 2005, with the Roll-Up Component, any taxes incurred and the following charges are also subtracted from your premiums and Contract Enhancements: annual contract maintenance charges; transfer charges; and any applicable non-asset based Contract charges due (other than the GMIB charge) under any optional endorsement.

      For Contracts issued BEFORE MAY 3, 2004, the annual interest rate is 6%.

      All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of the GMIB. For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments to such withdrawal). In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary. Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

      For example, the calculations for a Contract issued with an initial Premium payment of $10,000, the Guaranteed Minimum Income Benefit, and a 4% Contract Enhancement would be as follows. Assume the Owner takes a gross withdrawal during the Contract Year of $400, which is less than 5% of the Roll-Up Component as of the previous Contract Anniversary and therefore treated as a dollar-for-dollar withdrawal at the end of the Contract Year. The Roll-Up Component of the GMIB Benefit Base at the end of the year will be equal to the Premium and Contract Enhancement accumulated at 5% to the end of the year; less the withdrawal adjustment of $400 made at the end of the year. The resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $400 = $10,520. (If your Contract was issued BEFORE MAY 2, 2005, then annual contract maintenance charges are also subtracted, and the resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $35 - $400 = $10,485.) These examples do not take into account taxes.

      For Contracts issued BEFORE MAY 2, 2004, withdrawal adjustments are made at the time of the withdrawal and reduce the Roll-Up Component of the Benefit Base in the same proportion as the reduction in Contract Value.

      AND (b) IS THE GREATEST CONTRACT VALUE COMPONENT AND IS EQUAL TO:

            - the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; minus


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            -     an adjustment (described below) for any withdrawals after that
                  Contract Anniversary (including any applicable charges and Excess Interest Adjustments for those withdrawals); plus

            - any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; minus

            - any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract Anniversary; and minus

            -     any taxes deducted after that Contract Anniversary.

      All of the applicable listed events and their adjustments are made on the date of the transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

      Neither component of the GMIB Benefit Base will ever exceed:

            - 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); minus

            - any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

      For Contracts issued BEFORE MAY 2, 2005, with both components of the GMIB Benefit Base, any taxes incurred and the following charges are also subtracted from your premiums: annual contract maintenance charges; transfer charges; and any non-asset based Contract charges due under any optional endorsement. The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.

      If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations.

      Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of the GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

      YOU MAY NOT ELECT BOTH THE GMIB AND A GMWB, AND YOU MAY NOT ELECT TO ADD A GMWB AFTER THE ISSUE DATE TO A CONTRACT WITH THE GMIB.

                                 DEATH BENEFIT

      The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase. Instead you may choose an optional death benefit for an additional charge, availability of which may vary by state. For more information about the availability of an optional death benefit in your state, please see the application, check with the registered representative


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      helping you to purchase the Contract or contact us at our Annuity Service
      Center. Our contact information is on the first page of this prospectus. The optional death benefits are only available upon application, and once chosen, cannot be canceled. The effects of any GMWB on the amount payable to your beneficiaries upon your death should be considered in selecting the death benefits in combination with a GMWB.

      The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). Payment will include any required interest from the date of death. The death benefit paid will be the basic death benefit unless you have selected the Earnings Protection Benefit and/or one of the other death benefit endorsements. If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the account value will be put into your account as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Investment Divisions and Fixed Account according to the current allocation instructions on file for your account as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

      BASIC DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

      The death benefit equals the greater of:

            - your Contract Value on the date we receive all required documentation from your Beneficiary; or

            - the total premiums you have paid since your Contract was issued reduced for prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal. For Contracts issued BEFORE OCTOBER 4, 2004, the withdrawal adjustment is equal to the dollar amount of the withdrawal, and this component of the death benefit would be further reduced by any annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes.

      EARNINGS PROTECTION BENEFIT. The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death. If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

      If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

      If you are between the ages of 70 and 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

      For purposes of this benefit, we define earnings as the amount by which the sum of your Contract Value, including any Contract Enhancement, exceeds the remaining premiums (premiums not previously withdrawn). For purposes of this calculation, your Indexed Fixed Option value will be the amount allocated to the Indexed Fixed Option accumulated at 3% annually and adjusted for


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      any amounts cancelled or withdrawn for charges, deductions, withdrawals or any taxes due. If the earnings amount is negative, i.e., the total remaining premiums are greater than your Contract Value, no Earnings Protection Benefit will be paid. In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the remaining premiums, excluding remaining premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract year).

      As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, the Earnings Protection Benefit will be paid upon your death and your spouse may then discontinue the Earnings Protection Benefit. If your spouse fails to make such an election, the Earnings Protection Benefit will remain in force and upon your spouse's death we will pay an Earnings Protection Benefit if the Contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in "Special Spousal Continuation Option" beginning on page 114). In addition, the maximum earnings on which we calculate the Earnings Protection Benefit is 250% of the Contract Value after application of the Continuation Adjustment plus remaining premiums paid on or after the Continuation Date (excluding remaining premiums paid within 12 months of your spouse's death).

      You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated. However, if the Contract is continued under the Special Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

      No Earnings Protection Benefit (other than a "Continuation Adjustment" described below in "Special Spousal Continuation") will be paid:

            - if your Contract is in the income phase at the time of your death;

            -     if there are no earnings in your Contract; or

            - if your spouse exercises the Special Spousal Continuation Option (described below) and either

                        -     is age 76 or older at the Continuation Date or

                        -     elects to discontinue the Earnings Protection
                              Benefit.

      The Earnings Protection Benefit may not be available in your state. See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

      OPTIONAL DEATH BENEFITS. Several optional death benefits are available, in lieu of or in addition to any Earnings Protection Benefit, which are designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit. Because there is an additional annual charge for each of these optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit. Optional death benefits are available if you are 79 years of age or younger on the Contract's Issue Date. However, the older you are when your Contract is issued, the less advantageous it would be for you to select an optional death benefit. These optional death benefits are subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

      DEPENDING ON WHEN AND IN WHAT STATE YOU APPLIED FOR THE CONTRACT: THE AVAILABILITY OF AN OPTIONAL DEATH BENEFIT MAY HAVE BEEN DIFFERENT; HOW AN OPTIONAL DEATH BENEFIT IS CALCULATED VARIES; AND WE MAY HAVE REFERRED TO AN OPTIONAL DEATH BENEFIT BY A DIFFERENT NAME - ALL AS NOTED BELOW.


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      For purposes of these optional death benefits, "Net Premiums" are defined as your premium payments net of premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%. Similarly, with the "Highest Anniversary Value" component, the adjustment to your Contract Value for applicable charges will have occurred proportionally at the time of the deductions. For Contracts issued BEFORE OCTOBER 4, 2004, your premium payments are further reduced by the annual contract maintenance charges, transfer charges, the charges for any optional benefit endorsements, and taxes. Also for Contracts issued BEFORE OCTOBER 4, 2004, the withdrawal adjustment is instead equal to the dollar amount of your withdrawals.

      FOLLOWING ARE THE CALCULATIONS FOR THE OPTIONAL DEATH BENEFITS ON AND AFTER MAY 2, 2005. For purposes of these calculations, with the "Roll-up" component, interest will compound (accumulate) until the Contract Anniversary immediately preceding your 81st birthday.

            5% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

                  (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

                  (b) total Net Premiums since your Contract was issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

                  (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, plus your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday.

            However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

            4% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

                  (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

                  (b) total Net Premiums since your Contract was issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

                  (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, plus your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday.

            However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

            HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

                  (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

                  (b)   total Net Premiums since your Contract was issued; or


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                  (c)   your greatest Contract Value on any Contract Anniversary
                        prior to your 81st birthday, minus any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

            COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

                  (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

                  (b) total Net Premiums since your Contract was issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

                  (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, plus your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

                  (d) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes), subsequent to that Contract Anniversary.

            However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

            COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

                  (a) your Contract Value as of the business day on which we receive all required documentation from your Beneficiary; or

                  (b) total Net Premiums since your Contract was issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

                  (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, plus your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

                  (d) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.


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            However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

      FOLLOWING ARE THE CALCULATIONS FOR THE OPTIONAL DEATH BENEFITS BEFORE MAY 2, 2005. For purposes of these calculations, amounts in (c) and (d) of the roll-up and combination death benefits are limited to 250% of your total Net Premiums; however, this limitation does not include the amount payable with the Earnings Protection Benefit. For more information, please see "Earnings Protection Benefit" beginning on page 108. We will not permit you to use multiple Contracts to try to circumvent this limitation.

            5% ROLL-UP DEATH BENEFIT (5% COMPOUNDED DEATH BENEFIT), changes your basic death benefit to the greatest of:

                  (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

                  (b)   total Net Premiums since your Contract was issued; or

                  (c) total Net Premiums since your Contract was issued, compounded at 5% per annum; or

                  (d) your Contract Value at the end of your seventh Contract year, plus your total Net Premiums since your seventh Contract year, compounded at 5% per annum.

            However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

            4% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

                  (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

                  (b)   total Net Premiums since your Contract was issued; or

                  (c) total Net Premiums since your Contract was issued, compounded at 4% per annum; or (d) your Contract Value at the end of your seventh Contract year, plus your total Net Premiums since your seventh Contract year, compounded at 4% per annum.

            However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

            HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT), changes your basic death benefit to the greatest of:

                  (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary ; or

                  (b)   total Net Premiums since your Contract was issued; or

                  (c) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable withdrawal charges and adjustments), the annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.


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            COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
            (COMBINATION DEATH BENEFIT), changes your basic death benefit to the greatest of:

                  (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

                  (b)   total Net Premiums since your Contract was issued; or

                  (c) total Net Premiums since your Contract was issued, compounded at 5% per annum; or

                  (d) your Contract Value at the end of your seventh Contract year, plus your total Net Premiums since your seventh Contract year, compounded at 5% per annum; or

                  (e) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable withdrawal charges and adjustments), the annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary).

            However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

            COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

                  (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

                  (b)   total Net Premiums since your Contract was issued; or

                  (c) total Net Premiums since your Contract was issued, compounded at 4% per annum; or

                  (d) your Contract Value at the end of your seventh Contract year, plus your total Net Premiums since your seventh Contract year, compounded at 4% per annum; or

                  (e) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable withdrawal charges and adjustments), the annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

            However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

      PAYOUT OPTIONS. The basic death benefit and the optional death benefits can be paid under one of the following payout options:

            -     single lump sum payment; or

            - payment of entire death benefit within 5 years of the date of death; or


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            -     payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

      Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

      Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. For more information, please see "Special Spousal Continuation Option" beginning on page 114.

      PRE-SELECTED PAYOUT OPTIONS. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death. The Pre-selected Death Benefit Option may not be available in your state.

      SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Moreover, if the Contract has the Earnings Protection Benefit and/or another optional death benefit (instead of the basic death benefit), we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

      If you have Contract Values allocated to the Indexed Fixed Option on the Continuation Date, we will transfer your Indexed Fixed Option value to the one-year Fixed Account option. Once the transfer is completed, the Fixed Account may be subject to restrictions. Your spouse may then transfer this amount to any available Investment Division or Fixed Account options, but your spouse may not transfer this amount back into the Indexed Fixed Option. If your spouse subsequently withdraws any of the amount transferred, we may charge a withdrawal charge on any portion of the amount withdrawn attributable to premiums. We will base the withdrawal charge on the number of years since the premium originally was allocated to the Indexed Fixed Option.


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      Contract Value may remain in the Indexed Fixed Option if your spouse continues the Contract other than under the Special Spousal Continuation Option. This means spousal continuation of the Contract does not include a Continuation Adjustment.

      If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit including any Earnings Protection Benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.

      If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected. However, your spouse may then terminate the Earnings Protection Benefit and no further Earnings Protection Benefit charges will be deducted and no Earnings Protection Benefit will be paid upon your spouse's death. The GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see "Guaranteed Minimum Income Benefit" beginning on page 104. Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 51. Because the "for life" guarantee would no longer be in effect with the 5% or 4% for Life GMWB with Bonus, however, the benefit would allow the spouse to take partial withdrawals until the GWB is depleted. The Contract, and its optional benefits, remains the same, except as described above. There is no charge for the Spousal Continuation Option; however, your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

      UNLESS YOUR SPOUSE DISCONTINUES THE EARNINGS PROTECTION BENEFIT ON THE CONTINUATION DATE, CHARGES FOR THE BENEFIT WILL BE DEDUCTED EVEN THOUGH NO EARNINGS PROTECTION BENEFIT WILL APPLY IF YOUR SPOUSE IS 76 OR OLDER WHEN THE CONTRACT IS CONTINUED.

      The Special Spousal Continuation Option is available to elect one time on the Contract. However, if you have elected the Pre-Selected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Pre-Selected Death Benefit Option may not be available in your state.

      DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

      DEATH OF ANNUITANT. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

      If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


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                                     TAXES

      THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

      TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity
      (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10
      Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified contract.

      If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

      The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

      NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

      NON-QUALIFIED CONTRACTS - AGGREGATION OF CONTRACTS. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

      NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

      The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

            -     paid on or after the date you reach age 59 1/2;

            -     paid to your Beneficiary after you die;


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            -     paid if you become totally disabled (as that term is defined in the Code);

            - paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

            -     paid under an immediate annuity; or

            -     which come from premiums made prior to August 14, 1982.

      NON-QUALIFIED CONTRACTS - REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that
      (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

      The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary," who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

      TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes required minimum distributions for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

      WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

            -     reaches age 59 1/2;

            -     leaves his/her job;

            -     dies;

            -     becomes disabled (as that term is defined in the Code); or

            - experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

      WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's


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      death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

      CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

            - there was a written agreement providing for payments of the fees solely from the annuity Contract,

            -     the Contract Owner had no liability for the fees, and

            - the fees were paid solely from the annuity Contract to the adviser.

      EXTENSION OF LATEST INCOME DATE. If you do not annuitize your Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

      DEATH BENEFITS. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

      IRS APPROVAL. The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

      ASSIGNMENT. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

      DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements.

      OWNER CONTROL. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson National regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.


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      The Contract will differ from the contracts described in the Revenue
      Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 67 Investment Divisions and at least one Fixed Account option, although a Contract owner can select no more than 18 fixed and variable options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.

      The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

      WITHHOLDING. In general, distributions from a Contract are subject to 10% federal income tax withholding unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

      Any distribution from a tax-qualified contract eligible for rollover will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

      The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

            (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

            (b)   a required minimum distribution;

            (c)   a hardship withdrawal; or

            (d)   the non-taxable portion of a distribution.

                               OTHER INFORMATION

      DOLLAR COST AVERAGING. If the amount allocated to the Investment Divisions plus the amount allocated to a Fixed Account option (other than the Indexed Fixed Option) is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account options from the one-year Fixed Account or any of the Investment Divisions. If the Fixed Account options are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. In the case of transfers from the one-year Fixed Account or Investment Divisions with a stable unit value to the Investment Divisions, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate


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      source of dollar cost averaging transfers in volatile markets. There is no charge for Dollar Cost Averaging. Certain restrictions may apply.

      DOLLAR COST AVERAGING PLUS (DCA+). The DCA+ Fixed Account is a "source account" designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Accounts. The DCA+ Fixed Account is credited with an enhanced interest rate. If a DCA+ Fixed Account is selected, monies in the DCA+ Fixed Account will be systematically transferred to the Investment Divisions or other Fixed Accounts chosen over the DCA+ term selected. There is no charge for DCA+. You should consult your JNL representative with respect to the current availability of the Fixed Account options and the availability of DCA+. If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003, the Fixed Account may not be used as a source account.

      EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one year Fixed Account Option, if currently available, and the Money Market Investment Division). There is no charge for Earnings Sweep.

      If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003 and you purchased the 3% or 4% Contract Enhancement, earnings may be transferred only from JNL/Select Market Fund into the Investment Divisions.

      REBALANCING. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account (if currently available) periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions. There is no charge for Rebalancing.

      If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003 and you purchased the 3% or 4% Contract Enhancement, rebalancing may only include the investment divisions.

      You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

      FREE LOOK. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return

            -     the Contract Value, plus

            - any fees (other than asset-based fees) and expenses deducted from the premiums, minus

            -     any applicable Contract Enhancement recapture charges.

      We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. We will return premium payments where required by law. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

      ADVERTISING. From time to time, we may advertise several types of performance of the Investment Divisions.

            - TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

            - STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

            - NON-STANDARDIZED TOTAL RETURN may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

            - YIELD refers to the income generated by an investment over a given period of time.

      Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the annual contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

      RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

      MODIFICATION OF YOUR CONTRACT. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

      LEGAL PROCEEDINGS. Jackson National is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against JNL asserts various theories of liability and purports to be filed on behalf of individuals or differing classes persons in the United States who purchased either life insurance or annuity products from JNL during periods ranging from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson National on a non-material basis, or is being vigorously defended. At this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.

                                 PRIVACY POLICY

      COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

            - Information we receive from you on applications or other forms;

            -     Information about your transactions with us;

            -     Information we receive from a consumer reporting agency;

            - Information we obtain from others in the process of verifying information you provide us; and

            - Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

      DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

      In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

      We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

      We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

      SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

      We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History ............................................  2

Services ...................................................................  3

Purchase of Securities Being Offered .......................................  3

Underwriters ...............................................................  4

Calculation of Performance .................................................  4

Additional Tax Information .................................................  7

Net Investment Factor ......................................................  18

Condensed Financial Information ............................................  19

                                   APPENDIX A

            DOW JONES DOES NOT:

- Sponsor, endorse, sell or promote the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

- Recommend that any person invest in the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

- Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

- Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

- Consider the needs of the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund or the owners of the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT DOW(SM) 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOW(SM) DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,

      - DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

            - THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT DOW(SM) 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOW(SM) DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOW(SM) 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOW(SM) DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

            -     THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

            - THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

      - DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

      - UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOW(SM) 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOW(SM) DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.

                                   APPENDIX B

JNL EXAMPLE 1 USING THE BASE
WITHDRAWAL CHARGE SCHEDULE

            100,000.00  : Premium
                 6.00%  : Withdrawal Charge Year 4
                 4.00%  : Contract Enhancement
                 2.50%  : Recapture Charge Year 4
                 5.50%  : Net Return

AT END OF YEAR 4

            128,837.76  : Contract Value at end of year 4
            100,000.00  : Net Withdrawal requested

             28,837.76  : Earnings
             77,772.94  : Premium withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
            ----------
            106,610.70  : Total Gross Withdrawal

            106,610.70  : Total Gross Withdrawal
             -4,666.38  : Withdrawal Charge
             -1,944.32  : Recapture Charge
            ----------
            100,000.00  : Total Net Withdrawal

JNL EXAMPLE 2 USING THE BASE
WITHDRAWAL CHARGE SCHEDULE

               10/1/05
            100,000.00  : Premium
                 7.00%  : Withdrawal Charge Contribution Year 3
                 2.50%  : Recapture Charge Contribution Year 3

               12/1/05
            100,000.00  : Premium
                 8.00%  : Withdrawal Charge Contribution Year 2
                 4.00%  : Recapture Charge Contribution Year 2

                 4.00%  : Contract Enhancement
                 0.00%  : Net Return

               11/1/07
            208,000.00  : Contract Value
            150,000.00  : Net Withdrawal Requested

              8,000.00  : Earnings
             12,000.00  : 10% Additional Free Withdrawal amount
            100,000.00  : Premium 1 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
             44,886.36  : Premium 2 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
            ----------
            164,886.36  : Total Gross Withdrawal

            164,886.36  : Total Gross Withdrawal
             -7,000.00  : Withdrawal Charge from Premium 1
             -2,500.00  : Recapture Charge from Premium 1
             -3,590.91  : Withdrawal Charge from Premium 2
             -1,795.45  : Recapture Charge from Premium 2
            ----------
            150,000.00  : Total Net Withdrawal

                                   APPENDIX C

                            GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a 5% GMWB when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD at the time a withdrawal is requested, and all partial withdrawals requested include any applicable charges. If you elected a GMWB other than a 5% GMWB, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate percentage.

EXAMPLE 1: AT ELECTION, YOUR GWB AND GAWA ARE DETERMINED.

      -     Example 1a: If the GMWB is elected at issue:
            - Your initial GWB is $100,000, which is your initial Premium payment.
            - Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).
      - Example 1b: If the GMWB is elected after issue when the Contract Value is $105,000:
            - Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.
            - Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).
      - Example 1c: If the GMWB is elected after issue when the Contract Value is $110,000 and your Contract includes a ConTRact Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:
            - Your initial GWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.
            - Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).
      -     Notes:
            - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB and the time of election.

EXAMPLE 2: UPON PAYMENT OF A SUBSEQUENT PREMIUM, YOUR GWB AND GAWA ARE RE-DETERMINED. YOUR GWB IS SUBJECT TO A MAXIMUM OF $5,000,000.

      - Example 2a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:
            - Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).
            - Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).
      - Example 2b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:
            - Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.
            - Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 =
                  $2,500).
      -     Notes:
            - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.

EXAMPLE 3: UPON WITHDRAWAL OF THE GUARANTEED AMOUNT (WHICH IS YOUR GAWA FOR ENDORSEMENTS FOR NON-QUALIFIED AND QUALIFIED CONTRACTS THAT DO NOT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA OR WHICH IS THE GREATER OF YOUR GAWA OR YOUR RMD FOR THOSE GMWBS RELATED TO QUALIFIED CONTRACTS THAT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA TO EQUAL YOUR RMD), YOUR GWB AND GAWA ARE RE-DETERMINED.

      - Example 3a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:
            - Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

            - Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.
            - If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years.
      - Example 3b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and your RMD provision is in effect for your endorsement:
            - Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).
            - Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).
            - If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB) if your endorsement is not a For Life GMWB or if your endorsement is a For Life GMWB and the For Life Guarantee is not in effect. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life, even beyond 19 years.
      -     Notes:
            - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.
            - If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.
            - Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 4: UPON WITHDRAWAL OF AN AMOUNT THAT EXCEEDS YOUR GUARANTEED AMOUNT (AS DEFINED IN EXAMPLE 3), YOUR GWB AND GAWA ARE RE-DETERMINED.

      - Example 4a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $120,000 and your GWB is $100,000:
            - Your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($120,000
                  - $10,000 = $110,000).
            - Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.
                        - If your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of
                        1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($110,000*0.05 = $5,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.
                        - If your endorsement is a For Life GMWB and is effective on or after 05/01/2006, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500), and if the For

                        Life Guarantee was effective prior to the withdrawal, it remains in effect. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.
            - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, your bonus base is recalculated to equal $90,000, which is the lesser of 1) your bonus base prior to the withdrawal ($100,000) or 2) your GWB following the withdrawal ($90,000). In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.
      - Example 4b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:
            - Your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000
                  - $10,000 = $95,000).
            - Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.
                        - If your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.
                        - If your endorsement is a For Life GMWB and is effective on or after 05/01/2006, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500), and if the For
                              Life Guarantee was effective prior to the withdrawal, it remains in effect. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.
            - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, your bonus base is recalculated to equal $90,000, which is the lesser of 1) your bonus base prior to the withdrawal ($100,000) or 2) your GWB following the withdrawal ($90,000). In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.
      - Example 4c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $90,000 and your GWB is $100,000:
            - Your new GWB is $80,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($90,000 - $10,000 = $80,000).
            - Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.
                        - If your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal

                              $4,000, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($80,000*0.05 = $4,000). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($80,000 / $4,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.
                        - If your endorsement is a For Life GMWB and is effective on or after 05/01/2006, your GAWA is recalculated to equal $4,000, which is 5% of your new GWB ($80,000*0.05 = $4,000), and if the For
                              Life Guarantee was effective prior to the withdrawal, it remains in effect. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($80,000 / $4,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.
            - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, your bonus base is recalculated to equal $80,000, which is the lesser of 1) your bonus base prior to the withdrawal ($100,000) or 2) your GWB following the withdrawal ($80,000). In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.
      -     Notes:
            - If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
            - Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 5: UPON STEP-UP, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE STEP-UP PROVISION.)

      - Example 5a: If at the time of step-up your Contract Value is $200,000, your GWB is $100,000 and your GAWA is $5,000:
            - Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value.
            - Your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).
            - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).
            - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.
      - Example 5b: If at the time of step-up your Contract Value is $90,000, your GWB is $80,000 and your GAWA is $5,000:
            - Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value.
            - Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

            - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).
            - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years.
      -     Notes:
            - If your endorsement contains a provision for Owner-initiated step-ups, the election of an Owner-initiated step-up may result in an increase in the GMWB charge. If the charge does increase, a separate calculation would be recommended to establish if the step-up is a beneficial election.
            - If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.
            - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

EXAMPLE 6: IMPACT OF THE ORDER OF TRANSACTIONS. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE STEP-UP PROVISION.)

      - If prior to any transactions your Contract Value is $200,000, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to your GAWA ($5,000):
            - If you request the withdrawal after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 =
                  $10,000). Following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.
                  - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.
            - If you requested the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 =
                  $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.
                  - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).
      -     Notes:
            - As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA. If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. If the step-up does not increase your GAWA or the withdrawal requested is greater than your new GAWA, your GAWA resulting from the transactions is the same regardless of the order of the transactions.
            - This example would apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.
            - If your endorsement contains a provision for Owner-initiated step-ups, the election of an Owner-initiated step-up may result in an increase in the GMWB charge.
            - If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.
            - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.
            - If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
            - Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 7: UPON APPLICATION OF THE GUARANTEED WITHDRAWAL BALANCE BONUS, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE BONUS PROVISION.)

      - Example 7a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:
            - Your new GWB is recalculated to equal $105,000, which is equal to your GWB plus 5% of your bonus base ($100,000 + $100,000*0.05 = $105,000).
            - Your GAWA for the next year is recalculated to equal $5,250, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($105,000*0.05
                  = $5,250).
            - After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($105,000 / $5,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.
      - Example 7b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:
            - Your new GWB is recalculated to equal $95,000, which is equal to your GWB plus 5% of your bonus base ($90,000 + $100,000*0.05 = $95,000).

            - Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($95,000*0.05 = $4,750).
            - After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years.
      -     Notes:
            - Your bonus base is not recalculated upon the application of the bonus to your GWB.

EXAMPLE 8: FOR LIFE GUARANTEE BECOMES EFFECTIVE AFTER THE EFFECTIVE DATE OF THE ENDORSEMENT. AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, YOUR GAWA IS RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB EFFECTIVE ON OR AFTER 05/01/2006.)

      - Example 8a: If on the Contract Anniversary on or immediately following your 65th birthday your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:
            - Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).
            - The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option). Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).
      - Example 8b: If your Contract Value has fallen to $0 prior to the Contract Anniversary on or immediately following your 65th birthday, your GWB is $50,000 and your GAWA is $5,000:
            - You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.
            - The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.
      - Example 8c: If on the Contract Anniversary on or immediately following your 65th birthday, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:
            - Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).
            - The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option). Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).
            - Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option).
      -     Notes:
            - For endorsements with a Joint Option, your GAWA is recalculated and the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Joint Owner's 65th birthday.

EXAMPLE 9: FOR LIFE GUARANTEE ON A FOR LIFE GMWB WITH JOINT OPTION. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB WITH JOINT OPTION EFFECTIVE ON OR AFTER 05/01/2006.)

      - If at the time of the first death of the Joint Owners the Contract Value is $105,000, your GWB is $100,000, and your GAWA is $5,000:
            - The spouse may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on or immediately following the date that the youngest Joint Owner attains (or would have attained) age
                  65. Once the For Life Guarantee becomes effective, the surviving Joint Owner will be able to take annual withdrawals equal to your GAWA for the rest of his or her life.
            -     Your GWB remains $100,000 and your GAWA remains $5,000.
      -     Notes:
            - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.

                                   APPENDIX D

                Advest                                     NPH
              AG Edwards                                   ONB
           American General                            Oppenheimer
          American Portfolios                           Packerland
          Centaurus Financial                    Peoples Securities, Inc.
    Commonwealth Financial Network                         PFIC
       Ferris, Baker, Watts Inc.                       PiperJaffray
        Fifth Third Securities                    Prime Capital Services
        FNB Brokerage Services                          PrimeVest
             G.W. Sherwold                             Proequities
                Geneos                          Raymond James & Associates
     Great American Advisors, Inc.                 Raymond James / PCA
       Hantz Financial Services                      Ryan Beck & Co.
               Hibernia                             Sammons Securities
                  ICA                              Scott & Stringfellow
             ICBA / ICBFS                           Securities America
                Infinex                         Securities Service Network
Innovative Solutions Insurance Services        Sigma Financial Corporation
            Intersecurities                         Signator Investors
                INVEST                               SII Investments
                  IPI                                    Sky Bank
      Janney Montgomery Scott LLC                         Stifel
Jefferson Pilot Securities Corporation                    Talbot
      JJB Hilliard WL Lyons, Inc                         Thrivent
      Lincoln Financial Advisors                           UBOC
      Lincoln Investment Planning               United Brokerage Services
         Linsco Private Ledger                            UVEST
        LPL Financial Services                      Valmark Securities
                  M&T                             Vanderbilt Securities
      McDonald Investments, Inc.                Wachovia Securities, Inc.
          Met Life Securities                    Walnut Street Securities
             Morgan Keegan                         Waterstone Financial
            Morgan Peabody                         Webster Investments
      Mutual Service Corporation                            WM
     National Planning Corporation                         XCU
            NFP Securities

                                   APPENDIX E

                            ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Effective January 17, 2006, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):

               JNL/Mellon Capital Management The Dow(SM) 10 Fund to
                  JNL/Mellon Capital Management Dow(SM) 10 Fund
              JNL/Mellon Capital Management The S&P(R) 10 Fund to
                  JNL/Mellon Capital Management S&P(R) 10 Fund

Effective May 1, 2006, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):

           JNL/FMR Capital Growth Fund to JNL/FMR Mid-Cap Equity Fund
                  JNL/Salomon Brothers High Yield Bond Fund to
                        JNL/Western High Yield Bond Fund
                  JNL/Salomon Brothers Strategic Bond Fund to
                        JNL/Western Strategic Bond Fund
          JNL/Salomon Brothers U.S. Government & Quality Bond Fund to
                JNL/Western U.S. Government & Quality Bond Fund

Also effective January 17, 2006, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Mellon Capital Management Dow(SM) Dividend Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020, and JNL/S&P Retirement 2025 Fund.

Also effective May 1, 2006, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Franklin Templeton Income Fund, JNL/Goldman Sachs Short Duration Bond Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management S&P(R) 24 Fund, and JNL/Mellon Capital Management JNL Optimized 5 Fund.

At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

Accumulation Unit Values
BASE CONTRACT WITH $1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER - 1.00% (CONTRACTS ISSUED BEFORE MAY 3, 2004)

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                       ----                ----                ----                ----
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(346)

  Accumulation unit value:
    Beginning of period                               $8.51               $7.73               $6.90                N/A
    End of period                                     $8.79               $8.51               $7.73                N/A
  Accumulation units outstanding
  at the end of period                                30,764              31,825              8,237                N/A

JNL/FMR Capital Growth Division(368)

  Accumulation unit value:
    Beginning of period                               $21.83              $18.69              $16.77               N/A
    End of period                                     $22.95              $21.83              $18.69               N/A
  Accumulation units outstanding
  at the end of period                                  -                 1,922               1,922                N/A

JNL/Select Large Cap Growth Division(346)

  Accumulation unit value:
    Beginning of period                               $27.14              $24.55              $21.78               N/A
    End of period                                     $28.13              $27.14              $24.55               N/A
  Accumulation units outstanding
  at the end of period                                10,020              2,275               2,610                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Select Balanced Division(560)

  Accumulation unit value:
    Beginning of period                               $23.93              $22.20               N/A                 N/A
    End of period                                     $24.95              $23.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                2,145               2,359                N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                       ----                ----                ----                ----
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Select Money Market Division(575)

  Accumulation unit value:
    Beginning of period                               $12.72              $12.72               N/A                 N/A
    End of period                                     $12.93              $12.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  -                236,527               N/A                 N/A

JNL/PPM America High Yield Bond Division(560)

  Accumulation unit value:
    Beginning of period                                N/A                $16.16               N/A                 N/A
    End of period                                      N/A                $16.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                  -                  N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality
Bond Division(560)

  Accumulation unit value:
    Beginning of period                               $16.20              $15.72               N/A                 N/A
    End of period                                     $16.41              $16.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                13,632              14,991               N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division(346)

  Accumulation unit value:
    Beginning of period                               $19.36              $18.29              $18.01               N/A
    End of period                                     $19.67              $19.36              $18.29               N/A
  Accumulation units outstanding
  at the end of period                                5,950               6,348               6,309                N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                       ----                ----                ----                ----
JNL/T. Rowe Price Established Growth Division(368)

  Accumulation unit value:
    Beginning of period                               $26.80              $24.64              $22.35               N/A
    End of period                                     $28.15              $26.80              $24.64               N/A
  Accumulation units outstanding
  at the end of period                                19,348              1,982               1,982                N/A

JNL/T. Rowe Price Mid-Cap Growth Division(316)

  Accumulation unit value:
    Beginning of period                               $34.79              $29.77              $22.26               N/A
    End of period                                     $39.30              $34.79              $29.77               N/A
  Accumulation units outstanding
  at the end of period                                36,051              18,034              3,414                N/A

JNL/JPMorgan International Equity Division(346)

  Accumulation unit value:
    Beginning of period                               $14.01              $12.16              $10.43               N/A
    End of period                                     $15.36              $14.01              $12.16               N/A
  Accumulation units outstanding
  at the end of period                                4,258               4,721               5,447                N/A

JNL/Alger Growth Division(502)

  Accumulation unit value:
    Beginning of period                               $18.11              $18.51               N/A                 N/A
    End of period                                     $20.13              $18.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  -                   -                  N/A                 N/A

JNL/Eagle Core Equity Division(560)

  Accumulation unit value:
    Beginning of period                               $17.77              $17.11               N/A                 N/A
    End of period                                     $18.19              $17.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                14,133              14,480               N/A                 N/A

JNL/Eagle SmallCap Equity Division(368)

  Accumulation unit value:
    Beginning of period                               $20.23              $17.20              $15.15               N/A
    End of period                                     $20.54              $20.23              $17.20               N/A
  Accumulation units outstanding
  at the end of period                                19,032              5,805               2,512                N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                       ----                ----                ----                ----
JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/S&P Managed Aggressive Growth Division(368)

  Accumulation unit value:
    Beginning of period                               $13.03              $11.68              $10.58               N/A
    End of period                                     $13.99              $13.03              $11.68               N/A
  Accumulation units outstanding
  at the end of period                                46,259              70,370               864                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I(519)

  Accumulation unit value:
    Beginning of period                                N/A                $11.15               N/A                 N/A
    End of period                                      N/A                $11.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                  -                  N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                       ----                ----                ----                ----
JNL/MCM S&P 500 Index Division(324)

  Accumulation unit value:
    Beginning of period                               $10.64              $9.76               $8.15                N/A
    End of period                                     $10.99              $10.64              $9.76                N/A
  Accumulation units outstanding
  at the end of period                                57,589              88,091              31,111               N/A

JNL/MCM S&P 400 MidCap Index Division(324)

  Accumulation unit value:
    Beginning of period                               $13.02              $11.36              $8.86                N/A
    End of period                                     $14.43              $13.02              $11.36               N/A
  Accumulation units outstanding
  at the end of period                                37,333              45,926              6,909                N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/JPMorgan International Value Division(316)

  Accumulation unit value:
    Beginning of period                               $10.76              $8.87               $6.22                N/A
    End of period                                     $12.63              $10.76              $8.87                N/A
  Accumulation units outstanding
  at the end of period                                28,235              16,875              8,019                N/A

JNL/PIMCO Total Return Bond Division(316)

  Accumulation unit value:
    Beginning of period                               $14.35              $13.88              $13.72               N/A
    End of period                                     $14.54              $14.35              $13.88               N/A
  Accumulation units outstanding
  at the end of period                                27,893              26,214              3,635                N/A

JNL/MCM Small Cap Index Division(324)

  Accumulation unit value:
    Beginning of period                               $13.34              $11.47              $8.50                N/A
    End of period                                     $13.77              $13.34              $11.47               N/A
  Accumulation units outstanding
  at the end of period                                42,319              36,440              4,844                N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                       ----                ----                ----                ----
JNL/MCM International Index Division(324)

  Accumulation unit value:
    Beginning of period                               $13.76              $11.63              $8.85                N/A
    End of period                                     $15.44              $13.76              $11.63               N/A
  Accumulation units outstanding
  at the end of period                                39,277              32,433              5,828                N/A

JNL/Lazard Small Cap Value Division(368)

  Accumulation unit value:
    Beginning of period                               $15.04              $13.17              $11.30               N/A
    End of period                                     $15.58              $15.04              $13.17               N/A
  Accumulation units outstanding
  at the end of period                                8,791               4,579               2,661                N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                               $17.25               N/A                 N/A                 N/A
    End of period                                     $19.09               N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                48,655               N/A                 N/A                 N/A

JNL/MCM Bond Index Division(525)

  Accumulation unit value:
    Beginning of period                               $11.25              $11.13               N/A                 N/A
    End of period                                     $11.34              $11.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                46,513              45,833               N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                               $13.45              $13.05               N/A                 N/A
    End of period                                     $13.54              $13.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                8,451               9,293                N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                       ----                ----                ----                ----
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/S&P Core Index 75 Division(367)

  Accumulation unit value:
    Beginning of period                                N/A                $10.23              $9.22                N/A
    End of period                                      N/A                $10.48              $10.23               N/A
  Accumulation units outstanding
  at the end of period                                 N/A                  -                 26,304               N/A

JNL/MCM Dow(SM) 10 Division(324)

  Accumulation unit value:
    Beginning of period                               $9.84               $9.67               $7.53                N/A
    End of period                                     $9.19               $9.84               $9.67                N/A
  Accumulation units outstanding
  at the end of period                               144,835             176,252              91,838               N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                               $7.68                N/A                 N/A                 N/A
    End of period                                     $8.57                N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  -                  N/A                 N/A                 N/A

JNL/T. Rowe Price Value Division(502)

  Accumulation unit value:
    Beginning of period                               $13.47              $12.29               N/A                 N/A
    End of period                                     $14.15              $13.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                47,430              46,459               N/A                 N/A

JNL/FMR Balanced Division(525)

  Accumulation unit value:
    Beginning of period                               $10.39              $9.74                N/A                 N/A
    End of period                                     $11.32              $10.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                61,925              64,483               N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                       ----                ----                ----                ----
JNL/Oppenheimer Global Growth Division(368)

  Accumulation unit value:
    Beginning of period                               $11.50              $9.85               $8.20                N/A
    End of period                                     $12.96              $11.50              $9.85                N/A
  Accumulation units outstanding
  at the end of period                                39,300              16,918              5,204                N/A

JNL/Oppenheimer Growth Division(346)

  Accumulation unit value:
    Beginning of period                               $8.33               $8.07               $7.69                N/A
    End of period                                     $9.00               $8.33               $8.07                N/A
  Accumulation units outstanding
  at the end of period                                22,195              24,547              17,879               N/A

JNL/Select Value Division(346)

  Accumulation unit value:
    Beginning of period                               $16.59              $14.60              $12.67               N/A
    End of period                                     $17.77              $16.59              $14.60               N/A
  Accumulation units outstanding
  at the end of period                                6,972               7,728               8,970                N/A

JNL/MCM Global 15 Division(324)

  Accumulation unit value:
    Beginning of period                               $12.08              $9.52               $7.19                N/A
    End of period                                     $13.18              $12.08              $9.52                N/A
  Accumulation units outstanding
  at the end of period                               111,736             171,645              82,057               N/A

JNL/MCM 25 Division(324)

  Accumulation unit value:
    Beginning of period                               $12.28              $10.17              $7.61                N/A
    End of period                                     $11.80              $12.28              $10.17               N/A
  Accumulation units outstanding
  at the end of period                               120,015             169,648              92,510               N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                               $10.79               N/A                 N/A                 N/A
    End of period                                     $10.78               N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                4,627                N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                       ----                ----                ----                ----
JNL/MCM Select Small-Cap Division(346)

  Accumulation unit value:
    Beginning of period                               $18.88              $16.94              $13.74               N/A
    End of period                                     $20.36              $18.88              $16.94               N/A
  Accumulation units outstanding
  at the end of period                                68,349              98,604              53,679               N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                               $5.49                N/A                 N/A                 N/A
    End of period                                     $5.95                N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                18,206               N/A                 N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                               $10.82               N/A                 N/A                 N/A
    End of period                                     $11.77               N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                4,615                N/A                 N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                               $17.82               N/A                 N/A                 N/A
    End of period                                     $24.15               N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                22,939               N/A                 N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                       ----                ----                ----                ----
JNL/MCM  S&P(R) 10 Division(324)

  Accumulation unit value:
    Beginning of period                               $10.21              $8.77               $7.65                N/A
    End of period                                     $13.88              $10.21              $8.77                N/A
  Accumulation units outstanding
  at the end of period                               151,563             190,696             100,935               N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/AIM Small Cap Growth Division(525)

  Accumulation unit value:
    Beginning of period                               $12.08              $11.71               N/A                 N/A
    End of period                                     $12.97              $12.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                11,947              11,947               N/A                 N/A

JNL/AIM Large Cap Growth Division(525)

  Accumulation unit value:
    Beginning of period                               $11.33              $10.57               N/A                 N/A
    End of period                                     $12.03              $11.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                31,112              31,112               N/A                 N/A

JNL/AIM Real Estate Division(860)

  Accumulation unit value:
    Beginning of period                               $10.74               N/A                 N/A                 N/A
    End of period                                     $11.62               N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                31,956               N/A                 N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                       ----                ----                ----                ----
JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM Value Line 25 Division(699)

  Accumulation unit value:
    Beginning of period                               $11.44              $10.55               N/A                 N/A
    End of period                                     $15.72              $11.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                59,946              10,790               N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                               $12.00               N/A                 N/A                 N/A
    End of period                                     $11.96               N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                               205,908               N/A                 N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                       ----                ----                ----                ----
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 3.545%

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                       ----                ----                ----                ----
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                       ----                ----                ----                ----
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality
Bond Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                       ----                ----                ----                ----
JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                       ----                ----                ----                ----
JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                       ----                ----                ----                ----
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/JPMorgan International Value Division(981)

  Accumulation unit value:
    Beginning of period                               $10.34               N/A                 N/A                 N/A
    End of period                                     $10.34               N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                1,881                N/A                 N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                       ----                ----                ----                ----
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                       ----                ----                ----                ----
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                       ----                ----                ----                ----
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                       ----                ----                ----                ----
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM Technology Sector Division(981)

  Accumulation unit value:
    Beginning of period                               $5.04                N/A                 N/A                 N/A
    End of period                                     $5.04                N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                1,929                N/A                 N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM Oil & Gas Sector Division(861)

  Accumulation unit value:
    Beginning of period                               $18.51               N/A                 N/A                 N/A
    End of period                                     $20.47               N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                2,384                N/A                 N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                       ----                ----                ----                ----
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/AIM Real Estate Division(861)

  Accumulation unit value:
    Beginning of period                               $10.72               N/A                 N/A                 N/A
    End of period                                     $11.43               N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                1,703                N/A                 N/A                 N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                       ----                ----                ----                ----
JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                       ----                ----                ----                ----
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

QUESTIONS: If you have any questions about your Contract, you may contact us at:

ANNUITY SERVICE CENTER:                            1 (800) 766-4683

      Mail Address:                                P.O. Box 17240, Denver, Colorado 80217-0240

      Delivery Address:                            8055 East Tufts Avenue, Second Floor,
                                                   Denver, Colorado 80237
INSTITUTIONAL MARKETING GROUP
SERVICE CENTER:                                    1 (800) 777-7779 (8 a.m. - 8 p.m., ET)
(for Contracts purchased through a bank
or another financial institution)

      Mail Address:                                P.O. Box 30392, Lansing, Michigan 48909-7892

      Delivery Address:                            1 Corporate Way, Lansing, Michigan 48951
                                                   Attn: IMG

HOME OFFICE:                                       1 Corporate Way, Lansing, Michigan 48951

                             FIFTH THIRD PERSPECTIVE

              FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

                                    ISSUED BY
               JACKSON NATIONAL LIFE INSURANCE COMPANY(R) THROUGH
                      JACKSON NATIONAL SEPARATE ACCOUNT - I

THE DATE OF THIS PROSPECTUS IS MAY 1, 2006, which states the information about the separate account, the Contract, and Jackson National(R) you should know before investing. THIS PROSPECTUS IS A SUMMARY AND IT IS IMPORTANT THAT YOU READ THE CONTRACT AND RIDERS, WHICH ARE THE CONTROLLING DOCUMENTS, REFLECTING STATE OR OTHER VARIATIONS. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the separate account can be found in the statement of additional information (SAI) dated May 1, 2006 that is available upon request without charge. To obtain a copy, contact us at our:

                      ANNUITY SERVICE CENTER
                      P.O. BOX 17240
                      DENVER, COLORADO 80217-0240
                      1-800-766-4683
                      WWW.JNL.COM

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges. In some states, you may purchase the Contract through an automated electronic transmission/order ticket verification procedure. Ask your representative about availability and the details.

The SAI is incorporated by reference into this prospectus, and its table of contents begins on page 119. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (SEC) about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

--------------------------------------------------------------------------------
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THE SECURITIES OFFERED THROUGH THIS PROSPECTUS DISCLOSURE. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE. WE DO NOT INTEND FOR THIS PROSPECTUS TO BE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THIS IS NOT PERMITTED.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   - Not FDIC/NCUA insured - Not Bank/CU guaranteed - May lose value - Not a deposit - Not insured by any federal agency
--------------------------------------------------------------------------------

"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"Standard & Poor's MidCap 400" and "S&P MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management S&P(R) 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/S&P(R) 24 Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such fund, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"Dow Jones," "Dow Jones Industrial Average(SM)," "Dow Jones Select Dividend Index(SM)," "DJIA(SM)," "Dow(SM)" and "Dow 10(SM)" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson National Life Insurance Company. Dow Jones has no relationship to the annuity and Jackson National Life Insurance Company, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management The Dow(SM) 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R)15 Fund, the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND." Value Line(R)," "The Value Line Investment Survey," and "Value Line Timeliness(TM) Ranking System" are trademarks of "Value Line(R)," "The Value Line Investment Survey," and "Value Line Timeliness(TM) Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management Value Line(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.

                 (This page has been intentionally left blank.)

THE CONTRACT MAKES AVAILABLE FOR INVESTMENT FIXED AND VARIABLE INVESTMENT OPTIONS. THE VARIABLE OPTIONS AVAILABLE ARE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT, EACH OF WHICH INVESTS IN ONE OF THE FOLLOWING FUNDS - ALL CLASS A SHARES (THE "FUNDS"):

VARIABLE INSURANCE FUNDS
Fifth Third Disciplined Value VIP Fund
Fifth Third Mid Cap VIP Fund
Fifth Third Quality Growth VIP Fund
Fifth Third Balanced VIP Fund

JNL SERIES TRUST
JNL/AIM Large Cap Growth Fund
JNL/AIM Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Alger Growth Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/FMR Balanced Fund
JNL/FMR Mid-Cap Equity Fund (formerly, JNL/FMR Capital Growth Fund)
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Equity Fund
JNL/JPMorgan International Value Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/Oppenheimer Global Growth Fund
JNL/Oppenheimer Growth Fund
JNL/PIMCO Total Return Bond Fund
JNL/Putnam Equity Fund
JNL/Putnam Midcap Growth Fund
JNL/Putnam Value Equity Fund
JNL/Select Balanced Fund
JNL/Select Global Growth Fund
JNL/Select Large Cap Growth Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/Western High Yield Bond Fund (formerly, JNL/Salomon Brothers High Yield Bond
  Fund)
JNL/Western Strategic Bond Fund (formerly, JNL/Salomon Brothers Strategic Bond
  Fund)
JNL/Western U.S. Government & Quality Bond Fund (formerly, JNL/Salomon Brothers
  U.S. Government & Quality Bond Fund)

JNL VARIABLE FUND LLC
JNL/Mellon Capital Management Dow(SM) 10 Fund
JNL/Mellon Capital Management S&P(R) 10 Fund
JNL/Mellon Capital Management Global 15 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management Nasdaq(R) 15 Fund
JNL/Mellon Capital Management S&P(R) 24 Fund
JNL/Mellon Capital Management Value Line(R) 25 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Dow(SM) Dividend Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

HIGHLIGHTED ARE THE FUNDS THAT ARE NEWLY AVAILABLE OR RECENTLY UNDERWENT NAME CHANGES, AS MAY BE EXPLAINED IN THE ACCOMPANYING PARENTHETICAL. THE FUNDS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE FUNDS ARE ATTACHED TO THIS PROSPECTUS.

                 (This page has been intentionally left blank.)

                                TABLE OF CONTENTS

GLOSSARY .................................................................     2

KEY FACTS ................................................................     3

FEES AND EXPENSES TABLES .................................................     4

THE ANNUITY CONTRACT .....................................................    12

JACKSON NATIONAL .........................................................    13

THE FIXED ACCOUNT ........................................................    14

THE SEPARATE ACCOUNT .....................................................    15

INVESTMENT DIVISIONS .....................................................    15

CONTRACT CHARGES .........................................................    22

PURCHASES ................................................................    38

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS .............................    41

TELEPHONE AND INTERNET TRANSACTIONS ......................................    43

ACCESS TO YOUR MONEY .....................................................    44

INCOME PAYMENTS (THE INCOME PHASE) .......................................    99

DEATH BENEFIT ............................................................   104

TAXES ....................................................................   112

OTHER INFORMATION ........................................................   115

PRIVACY POLICY ...........................................................   117

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION .............   119

APPENDIX A (about Dow Jones) .............................................   A-1

APPENDIX B (about Contract Enhancement recapture charges) ................   B-1

APPENDIX C (GMWB examples) ...............................................   C-1

APPENDIX D ...............................................................   D-1

APPENDIX E (Accumulation Unit values) ....................................   E-1

                                    GLOSSARY

THESE TERMS ARE CAPITALIZED WHEN USED THROUGHOUT THIS PROSPECTUS BECAUSE THEY HAVE SPECIAL MEANING. IN READING THIS PROSPECTUS, PLEASE REFER BACK TO THIS GLOSSARY IF YOU HAVE ANY QUESTIONS ABOUT THESE TERMS.

ACCUMULATION UNIT - a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

ANNUITANT - the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint annuitants. Any reference to the Annuitant includes any joint Annuitant.

ANNUITY UNIT - a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

BENEFICIARY - the natural person or legal entity designated to receive any Contract benefits upon the Owner's death. The Contract allows for the naming of multiple beneficiaries.

COMPLETED YEAR - the succeeding twelve months from the date on which we receive a premium payment.

CONTRACT - the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

CONTRACT ANNIVERSARY - each one-year anniversary of the Contract's Issue Date.

CONTRACT ENHANCEMENT - a credit that we will make to each premium payment you make during the first Contract Year.

CONTRACT VALUE - the sum of your allocations between the Contract's Investment Divisions and Fixed Account.

CONTRACT YEAR - the succeeding twelve months from a Contract's Issue Date and every anniversary.

EXCESS INTEREST ADJUSTMENT - an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the period.

FIXED ACCOUNT - part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period.

GENERAL ACCOUNT - the General Account includes all our assets, including any Contract Value you allocate to the Fixed Account, which are available to our creditors.

GOOD ORDER - when our administrative requirements are met for any requested action or change, including that we have received sufficient supporting documentation.

INCOME DATE - the date on which you begin receiving annuity payments.

ISSUE DATE - the date your Contract is issued.

INVESTMENT DIVISION - one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

JACKSON NATIONAL, JNL, WE, OUR, OR US - Jackson National Life Insurance Company. (We do not capitalize "we," "our," or "us" in the prospectus.)

OWNER, YOU OR YOUR - the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint owners. (We do not capitalize "you" or "your" in the prospectus.) Any reference to the Owner includes any joint Owner.

SEPARATE ACCOUNT - Jackson National Separate Account - I.

                                    KEY FACTS

The immediately following two sections briefly introduce the Contract (and its benefits and features) and its costs; however, please carefully read the whole prospectus and any related documents before purchasing the Contract to be sure that it will meet your needs.

      ALLOCATION OPTIONS      The Contract makes available Investment Divisions
                              and a Fixed Account for allocation of your premium payments and Contract Value. For more information about the fixed options, please see "THE FIXED
                              ACCOUNT" beginning on page 14. For more
                              information about the Investment Divisions, please see "INVESTMENT DIVISIONS" beginning on page 15.

      INVESTMENT PURPOSE      The Contract is intended to help you save for
                              retirement or another long-term investment purpose. The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan. Qualified plans confer their own tax deferral. For more information, please see "TAXES" beginning on page
                              112.

      FREE LOOK               If you change your mind about having purchased the
                              Contract, you may return it without penalty. There are conditions and time and other limitations depending on where you live. For more information, please see "FREE LOOK" beginning on page 116. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

      PURCHASES               There are minimum and maximum premium
                              requirements. You may elect to receive a credit on your premium payments during the first Contract
                              Year, subject to fees, conditions and limitations.
                              The Contract also has a premium protection option, namely the Capital Protection Program. For more information, please see "PURCHASES" beginning on page 38.

      WITHDRAWALS             Before the Income Date, there are a number of ways
                              to access your Contract Value, generally subject to a charge or adjustment, particularly during the early Contract Years. There are also a number of optional withdrawal benefits available. The
                              Contract has a free withdrawal provision and waives the charges and adjustments in the event of some unforeseen emergencies. For more information, please see "ACCESS TO YOUR MONEY" beginning on page 44.

      INCOME PAYMENTS         There are a number of income options available,
                              including an optional, guaranteed minimum income benefit. For more information, please see "INCOME
                              PAYMENTS (THE INCOME PHASE)" beginning on page 99.

      DEATH BENEFIT           The Contract has a death benefit that becomes
                              payable if you die before the Income Date. There are also a number of optional death benefits available. For more information, please see "DEATH
                              BENEFIT" beginning on page 104.

                            FEES AND EXPENSES TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT, SURRENDER THE CONTRACT OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                           OWNER TRANSACTION EXPENSES

Front-end Sales Load                                                        None
--------------------------------------------------------------------------------
Maximum Withdrawal Charge (1)  -
  Percentage of premium withdrawn, if applicable                            8.5%
--------------------------------------------------------------------------------
Maximum Contract Enhancement Recapture Charge (2)  -
  Percentage of the corresponding first year premiums withdrawn with a
  Contract Enhancement                                                      4%
--------------------------------------------------------------------------------
Maximum Premium Taxes (3)  -
  Percentage of each premium                                                3.5%
--------------------------------------------------------------------------------
Commutation Fee: If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by an amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation)
  calculated using a discount rate that is (a) equal to the rate assumed in calculating the initial income payment and (b) no more than 1% higher than
  (a).
--------------------------------------------------------------------------------
Transfer Charge (4)  -
  Per transfer after 15 in a Contract Year                                  $25
--------------------------------------------------------------------------------
Expedited Delivery Charge (5)                                               $22.50
--------------------------------------------------------------------------------

(1) There may be a withdrawal charge on these withdrawals of Contract Value: withdrawals in excess of the free withdrawal amounts; withdrawals under a tax-qualified Contract that exceed the required minimum distributions of the Internal Revenue Code; withdrawals in excess of the free withdrawal amount to meet the required minimum distributions of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distributions of a Roth IRA annuity; a total withdrawal; and withdrawals on an Income Date that is within one year of the Issue Date. The withdrawal charge is a schedule lasting seven Completed Years, and there are two optional withdrawal charge schedules (that are shorter) available:

                   Completed Years Since Receipt Of Premium -
                   0      1      2     3     4     5     6     7+
                   ---    ---    ---   ---   ---   ---   ---   ---
      Base         8.5%   8%     7%    6%    5%    4%    2%    0
        Schedule
      Five-year    8%     7%     6%    4%    2%    0     0     0
        Schedule
      Three-year   7.5%   6.5%   5%    0     0     0     0     0
      Schedule

(2) Contract Enhancements (C.E.) are subject to recapture charges in addition to asset-based charges for specified periods. There may be a recapture charge on these withdrawals of Contract Value with a Contract Enhancement: if the Contract is returned during the free look period; withdrawals in excess of the free withdrawal amounts; withdrawals that exceed the required minimum distributions of the Internal Revenue Code; a total withdrawal; and withdrawals on an Income Date that is within the recapture charge schedule. The recapture charge schedule is based on Completed Years and depends on your Contract Enhancement:

                   Completed Years Since Receipt Of Premium -
                   0     1     2       3       4      5       6       7+
                   ---   ---   ---     ---     ---    ---     ---     ---
      2% C.E.      2%    2%    1.25%   1.25%   0.5%   0       0       0
      3% C.E.      3%    3%    2%      2%      2%     1%      1%      0
      4% C.E.      4%    4%    2.5%    2.5%    2.5%   1.25%   1.25%   0

(3)   Premium taxes generally range from 0 to 3.5% and vary by state.

(4) We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing, and periodic automatic transfers.

(5) For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

THE NEXT TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FUNDS' FEES AND EXPENSES.

                                PERIODIC EXPENSES

Base Contract

Annual Contract Maintenance Charge (6)                                     $35

Separate Account Annual Expenses
  Annual percentage of average daily account value of Investment
  Divisions                                                                1.25%

Mortality And Expense Risk Charge                                          1.10%

Administration Charge (7)                                                  0.15%
--------------------------------------------------------------------------------
Total Separate Account Annual Expenses for Base Contract                   1.25%
--------------------------------------------------------------------------------


Optional Endorsements

A variety of Optional Endorsements to the Contract are available. You may select one of each grouping below. (8)

Earnings Protection Benefit Maximum Annual Charge ("EarningsMax") (9)      0.45%

4% Contract Enhancement Maximum Annual Charge (10)                         0.56%
3% Contract Enhancement Maximum Annual Charge (10)                         0.42%
2% Contract Enhancement Maximum Annual Charge (11)                         0.395%

Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge
  ("FutureGuard") (12)                                                     0.60%
7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge
  ("SafeGuard 7 Plus") (13)                                                0.75%
5% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard") (14)       1.45%
5% GMWB Without Step-Up Maximum Annual Charge ("MarketGuard 5") (15)       0.50%
5% for Life GMWB With Annual Step-Up Maximum Annual Charge ("LifeGuard
  Protector") (16)                                                         1.45%
5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge
  ("LifeGuard Protector Advantage") (17)                                   1.50%
5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge
  ("LifeGuard Protector Plus") (18)                                        1.45%
Joint 5% for Life GMWB With Annual Step-Up Maximum Annual Charge
  ("LifeGuard Protector with Joint Option") (19)                           1.60%
Joint 5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual
  Charge ("LifeGuard Protector Plus with Joint Option") (20)               1.70%
5% For Life GMWB Maximum Annual Charge (no longer offered as of May 1,
  2006) ("LifeGuard 5") (21)                                               1.30%
4% For Life GMWB Maximum Annual Charge (no longer offered as of May 1,
  2006) ("LifeGuard 4") (22)                                               0.85%

Five-year Withdrawal Schedule Maximum Annual Charge                        0.30%
Three-year Withdrawal Schedule Maximum Annual Charge (no longer offered
  as of May 1, 2006)                                                       0.45%

20% Additional Free Withdrawal Maximum Annual Charge                       0.30%

5% Roll-up Death Benefit Maximum Annual Charge (23)                        0.70%
4% Roll-up Death Benefit Maximum Annual Charge (24)                        0.50%
Highest Anniversary Value Death Benefit Maximum Annual Charge (25)         0.40%
Combination 5% Roll-up and Highest Anniversary Value Death Benefit
  Maximum Annual Charge (26)                                               0.80%
Combination 4% Roll-up and Highest Anniversary Value Death Benefit
  Maximum Annual Charge (27)                                               0.60%

(6) This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from your allocations to the Investment Divisions and Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

(7) This charge is waived on initial premiums of $1,000,000 or more, but we may reverse the waiver and reinstate the Administrative Charge if your withdrawals during the first year of the Contract cause the Contract Value to drop below $1,000,000.

(8) Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled. The 4% and 3% Contract Enhancements and the Three-year Withdrawal Schedule are not available if you select the 20% Additional Free Withdrawal endorsement and vice versa. Also, you may not select both the Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefits.

(9)   The current charge is 0.30%.

(10)  This charge lasts for the first seven Contract Years.

(11)  This charge lasts for the first five Contract Years.

(12) On a calendar quarter basis, the charge is 0.15% of the GMIB Benefit Base. The charge is deducted each calendar quarter and upon termination of the GMIB from the Investment Divisions and the Fixed Account on a pro rata basis. When deducted from the Investment Divisions, it is not part of the unit value calculations, but rather is deducted by means of a cancellation of units. For more information, including the definition of the GMIB Benefit Base, please see "Guaranteed Minimum Income Benefit" beginning on page 101.

(13)  0.75% is the maximum annual charge of the Guaranteed Withdrawal Balance
      (GWB) when this endorsement is added to a Contract ON AND AFTER JANUARY 17, 2006, which charge is payable quarterly. The charge is expressed as an annual percentage and depends on:

      -     When the endorsement is added to the Contract.

      - The endorsement's availability - on and after, or before January 17, 2006, or before October 4, 2004.

      - The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

      -     The frequency of deduction - quarterly or daily.

      THE TABLES BELOW HAVE THE MAXIMUM AND CURRENT CHARGES.

      For Contracts to which this endorsement was added ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account.

      For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

      For Contracts to which this endorsement was added BEFORE OCTOBER 4, 2004, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases upon the first step-up.

                          7% GMWB
            Endorsement's        On and after          Before            Before
            Availability       January 17, 2006   January 17, 2006   October 4, 2004
            ------------       ----------------   ----------------   ---------------

            Maximum Annual          0.75%               0.70%             0.70%
            Charge

            Current Annual          0.40%               0.40%             0.35%
            Charge                                                      0.55% upon
                                                                         step-up

            Charge Basis             GWB             Investment         Investment
                                                     Divisions          Divisions

            Charge Frequency      Quarterly             Daily              Daily

      For more information about the charge for this endorsement, please see "7% Guaranteed Minimum Withdrawal Benefit Charge" beginning on page 27. For more information about how the endorsement works, please see "7% Guaranteed Minimum Withdrawal

      Benefit" beginning on page 47.

(14) On a calendar quarter basis, the current charge is 0.1625% of the GWB (0.65% annually). The charge is deducted at the end of each calendar quarter, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation. While the charge is deducted from Contract Value, it is based on the percentage of the GWB. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 51.

(15) On a calendar quarter basis, the current charge is 0.05% of the GWB (0.20% annually). The charge is deducted at the end of each calendar quarter, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation. While the charge is deducted from Contract Value it is based on the percentage of the GWB. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page on page 55.

(16) 1.45% is the maximum annual charge of the 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable quarterly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

      You pay the applicable percentage of the GWB each calendar quarter. We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account.

             5% FOR LIFE GMWB WITH ANNUAL STEP-UP

      Annual Charge           Maximum         Current
      -------------           -------         -------
      Ages    45 - 49         0.85%/4         0.40%/4
              50 - 54         0.85%/4         0.40%/4
              55 - 59         1.20%/4         0.65%/4
              60 - 64         1.30%/4         0.75%/4
              65 - 69         1.45%/4         0.90%/4
              70 - 74         0.85%/4         0.50%/4
              75 - 80         0.60%/4         0.35%/4
      Charge Basis                      GWB
      Charge Frequency               Quarterly

      For more information about the charge for this endorsement, please see "5% for Life GMWB With Annual Step-Up Charge" beginning on page 28. For more information about how the endorsement works, please see "5% for Life GMWB With Annual Step-Up" beginning on page 51.

(17) 1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups: 55-59, 60-64, and 65-69, which charge is payable quarterly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

      You pay the applicable percentage of the GWB each calendar quarter. We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account.

           5% FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP

      Annual Charge            Maximum           Current
      -------------            -------           -------
      Ages    45 - 49          1.00%/4           0.55%/4
              50 - 54          1.15%/4           0.70%/4
              55 - 59          1.50%/4           0.95%/4
              60 - 64          1.50%/4           0.95%/4
              65 - 69          1.50%/4           0.95%/4
              70 - 74          0.90%/4           0.55%/4
              75 - 80          0.65%/4           0.40%/4
      Charge Basis                        GWB
      Charge Frequency                 Quarterly

      For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 29. For more information about how the endorsement works, please see "5% for Life GMWB With Bonus and Annual Step-Up" beginning on page 64.

(18) 1.45% is the maximum annual charge of the 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups: 55-59 and 60-64, which charge is payable quarterly. The charge for the 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

      You pay the applicable percentage of the GWB each calendar quarter. We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account.

         5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP

      Annual Charge           Maximum           Current
      -------------           -------           -------
      Ages    45 - 49         0.85%/4           0.40%/4
              50 - 54         1.00%/4           0.55%/4
              55 - 59         1.45%/4           0.85%/4
              60 - 64         1.45%/4           0.85%/4
              65 - 69         1.20%/4           0.65%/4
              70 - 74         0.75%/4           0.35%/4
              75 - 80         0.55%/4           0.30%/4
      Charge Basis                       GWB
      Charge Frequency                Quarterly

      For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Five-Year Step-Up Charge" beginning on page
      30. For more information about how the endorsement works, please see "5% for Life GMWB With Bonus Five-Year Step-Up" beginning on page 71.

(19) 1.60% is the maximum annual charge of the Joint 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable quarterly. The charge for the Joint 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

      You pay the applicable percentage of the GWB each calendar quarter. We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account.

            JOINT 5% FOR LIFE GMWB WITH ANNUAL STEP-UP

      Annual Charge           Maximum           Current
      -------------           -------           -------
      Ages    45 - 49         1.00%/4           0.55%/4
              50 - 54         1.00%/4           0.55%/4
              55 - 59         1.35%/4           0.80%/4
              60 - 64         1.45%/4           0.90%/4
              65 - 69         1.60%/4           1.05%/4
              70 - 74         1.00%/4           0.65%/4
              75 - 80         0.75%/4           0.50%/4
      Charge Basis                       GWB
      Charge Frequency                Quarterly

      For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Annual Step-Up Charge" beginning on page 31. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Annual Step-Up" beginning on page 77.

(20) 1.70% is the maximum annual charge of the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups: 55-59 and 60-64, which charge is payable quarterly. The charge for the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

      You pay the applicable percentage of the GWB each calendar quarter. We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account.

          JOINT 5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR
                              STEP-UP

      Annual Charge           Maximum           Current
      -------------           -------           -------
      Ages    45 - 49         1.10%/4           0.65%/4
              50 - 54         1.25%/4           0.80%/4
              55 - 59         1.70%/4           1.10%/4
              60 - 64         1.70%/4           1.10%/4
              65 - 69         1.45%/4           1.90%/4
              70 - 74         1.00%/4           0.60%/4
              75 - 80         0.80%/4           0.55%/4
      Charge Basis                       GWB
      Charge Frequency               Quarterly

      For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Bonus and Five-Year Step-Up Charge" beginning on page 31. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Bonus and Five-Year Step-Up" beginning on page 82.

(21)  1.30% is the maximum annual charge of the Guaranteed Withdrawal Balance
      (GWB) for a 60-64 year old Owner of a Contract to which this endorsement is added on and after January 17, 2006 through April 30, 2006, which charge is payable quarterly. The charge for the 5% for Life GMWB varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

      Charges are expressed as an annual percentage and depend on:

      -     The Owner's age when the endorsement is added to the Contract.

      - The endorsement's availability - effective May 1, 2006, this endorsement is no longer available to add to a Contract.

      - The basis for deduction - a percentage of the GWB, or your allocations to Investment Divisions (average daily net asset value).

      -     The frequency of deduction - quarterly or daily.

      For Contracts to which this endorsement was added BEFORE MAY 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account.

      For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

                     5% FOR LIFE GMWB
      Endorsement's                Before May 1, 2006                          Before
      Availability                                                       January 17, 2006*
      -------------           ---------------------------            -------------------------
      Annual Charge           Maximum             Current            Maximum           Current
      -------------           -------             -------            -------           -------
      Ages    60 - 64         1.30%/4             0.90%/4             1.30%             0.90%
              65 - 69         0.85%/4             0.60%/4             0.85%             0.60%
              70 - 74         0.60%/4             0.50%/4             0.60%             0.50%
              75 - 80         0.50%/4             0.40%/4             0.50%             0.40%
      Charge Basis                         GWB                          Investment Divisions
      Charge Frequency                  Quarterly                              Daily

      * The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

      With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.) For more information about the charge for this endorsement, please see "5% For Life Guaranteed Minimum Withdrawal Benefit Charge" beginning on page
      32. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 87.

(22)  0.85% is the maximum annual charge of the Guaranteed Withdrawal Balance
      (GWB) for a 50-54 year old Owner of a Contract to which this endorsement is added on and after January 17, 2006 through April 30, 2006, which charge is payable quarterly. The charge for the 4% for Life GMWB varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

        Charges are expressed as an annual percentage and depend on:

      -     The Owner's age when the endorsement is added to the Contract.

      - The endorsement's availability - effective May 1, 2006, this endorsement is no longer available to add to a Contract.

      - The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

      -     The frequency of deduction - quarterly, or daily.

      For Contracts to which this endorsement was added BEFORE MAY 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account.

      For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

                       4% FOR LIFE GMWB
      Endorsement's                Before May 1, 2006                          Before
      Availability                                                       January 17, 2006*
      -------------           ---------------------------            -------------------------
      Annual Charge           Maximum             Current            Maximum           Current
      -------------           -------             -------            -------           -------
      Ages    50 - 54         0.85%/4             0.65%/4             0.85%             0.65%
              55 - 59         0.65%/4             0.50%/4             0.65%             0.50%
              60 - 64         0.50%/4             0.35%/4             0.50%             0.35%
              65 - 69         0.35%/4             0.25%/4             0.35%             0.25%
              70 - 74         0.30%/4             0.20%/4             0.30%             0.20%
              75 - 80         0.20%/4             0.15%/4             0.20%             0.15%
      Charge Basis                         GWB                          Investment Divisions
      Charge Frequency                  Quarterly                              Daily

      * The bonus is only available for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

      With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.) For more information about the charge for this endorsement, please see "4% For Life Guaranteed Minimum Withdrawal Benefit Charge" beginning on page
      33. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 93.

(23) The current charge is 0.45%. Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "5% Compounded Death Benefit Endorsement," and the charge may be less.

(24)  The current charge is 0.30%.

(25) The current charge is 0.25%. Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "Maximum Anniversary Value Death Benefit Endorsement," and the charge may be less.

(26) The current charge is 0.55%. Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "Combination Death Benefit Endorsement," and the charge may be less.

27      The current charge is 0.40%.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT.

                      TOTAL ANNUAL FUND OPERATING EXPENSES

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses)

                                 Minimum: 0.60%

                                 Maximum: 1.36%

MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS BELOW. BUT PLEASE REFER TO THE FUNDS' PROSPECTUSES FOR EVEN MORE INFORMATION, INCLUDING INVESTMENT OBJECTIVES, PERFORMANCE AND INFORMATION ABOUT JACKSON NATIONAL ASSET MANAGEMENT, LLC(R), THE FUNDS' ADVISER AND ADMINISTRATOR, AS WELL AS THE SUB-ADVISERS.

                    FUND OPERATING EXPENSES
As an annual percentage of the Fund's average daily net assets)
---------------------------------------------------------------
                                                                                                                 ANNUAL
                                                                  MANAGEMENT AND     SERVICE        OTHER       OPERATING
                           FUND NAME                               ADMIN FEE(A)    (12B-1) FEE   EXPENSES(B)    EXPENSES
                           ---------                               -----------     -----------   ----------     --------
Fifth Third Disciplined Value VIP Fund (C)                            0.80%            0%           0.63%     1.43% (1.00%)
Fifth Third Mid Cap VIP Fund (C)                                      0.80%            0%           0.61%     1.41% (1.05%)
Fifth Third Quality Growth VIP Fund (C)                               0.70%            0%           0.57%     1.27% (1.00%)
Fifth Third Balanced VIP Fund (C)                                     0.80%            0%           3.08%     3.88% (0.95%)
JNL/AIM Large Cap Growth                                              0.80%           0.20%         0.01%         1.01%
JNL/AIM Real Estate                                                   0.84%           0.20%         0.01%         1.05%
JNL/AIM Small Cap Growth                                              0.95%           0.20%         0.01%         1.16%
JNL/Alger Growth                                                      0.80%           0.20%         0.01%         1.01%
JNL/Eagle Core Equity                                                 0.75%           0.20%         0.01%         0.96%
JNL/Eagle SmallCap Equity                                             0.85%           0.20%         0.01%         1.06%
JNL/FMR Balanced                                                      0.80%           0.20%         0.01%         1.01%
JNL/FMR Mid-Cap Equity                                                0.80%           0.20%         0.01%         1.01%
JNL/Franklin Templeton Income                                         0.90%           0.20%         0.01%         1.11%
JNL/Franklin Templeton Small Cap Value                                0.93%           0.20%         0.01%         1.14%
JNL/Goldman Sachs Mid Cap Value                                       0.85%           0.20%         0.01%         1.06%
JNL/Goldman Sachs Short Duration Bond                                 0.55%           0.20%         0.01%         0.76%
JNL/JPMorgan International Equity                                     0.87%           0.20%         0.01%         1.08%
JNL/JPMorgan International Value                                      0.87%           0.20%         0.01%         1.08%
JNL/Lazard Emerging Markets                                           1.15%           0.20%         0.01%         1.36%
JNL/Lazard Mid Cap Value                                              0.82%           0.20%         0.01%         1.03%
JNL/Lazard Small Cap Value                                            0.85%           0.20%         0.01%         1.06%
JNL/Mellon Capital Management S&P 500 Index                           0.39%           0.20%         0.02%         0.61%
JNL/Mellon Capital Management S&P 400 MidCap Index                    0.39%           0.20%         0.02%         0.61%
JNL/Mellon Capital Management Small Cap Index                         0.39%           0.20%         0.01%         0.60%
JNL/Mellon Capital Management International Index                     0.45%           0.20%         0.01%         0.66%
JNL/Mellon Capital Management Bond Index                              0.40%           0.20%         0.01%         0.61%
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index            0.58%           0.20%         0.02%         0.80%
JNL/Oppenheimer Global Growth                                         0.85%           0.20%         0.01%         1.06%

                    FUND OPERATING EXPENSES
As an annual percentage of the Fund's average daily net assets)
---------------------------------------------------------------
                                                                                                                  ANNUAL
                                                                  MANAGEMENT AND      SERVICE       OTHER       OPERATING
                           FUND NAME                               ADMIN FEE(A)     (12B-1) FEE   EXPENSES(B)    EXPENSES
                           ---------                              -------------     -----------   -----------   ----------
JNL/Oppenheimer Growth                                                0.77%           0.20%         0.01%         0.98%
JNL/PIMCO Total Return Bond                                           0.60%           0.20%         0.01%         0.81%
JNL/Putnam Equity                                                     0.77%           0.20%         0.01%         0.98%
JNL/Putnam Midcap Growth                                              0.85%           0.20%         0.01%         1.06%
JNL/Putnam Value Equity                                               0.76%           0.20%         0.01%         0.97%
JNL/Select Balanced                                                   0.58%           0.20%         0.01%         0.79%
JNL/Select Global Growth                                              0.89%           0.20%         0.01%         1.10%
JNL/Select Large Cap Growth                                           0.78%           0.20%         0.01%         0.99%
JNL/Select Money Market                                               0.39%           0.20%         0.01%         0.60%
JNL/Select Value                                                      0.65%           0.20%         0.01%         0.86%
JNL/T. Rowe Price Established Growth                                  0.70%           0.20%         0.01%         0.91%
JNL/T. Rowe Price Mid-Cap Growth                                      0.81%           0.20%         0.01%         1.02%
JNL/T. Rowe Price Value                                               0.76%           0.20%         0.01%         0.97%
JNL/Western High Yield Bond                                           0.60%           0.20%         0.01%         0.81%
JNL/Western Strategic Bond                                            0.72%           0.20%         0.01%         0.93%
JNL/Western U.S. Government & Quality Bond                            0.58%           0.20%         0.01%         0.79%
JNL/Mellon Capital Management Dow(SM) 10                              0.45%           0.20%         0.03%         0.68%
JNL/Mellon Capital Management S&P(R) 10                               0.44%           0.20%         0.02%         0.66%
JNL/Mellon Capital Management Global 15                               0.49%           0.20%         0.02%         0.71%
JNL/Mellon Capital Management 25                                      0.44%           0.20%         0.01%         0.65%
JNL/Mellon Capital Management Select Small-Cap                        0.44%           0.20%         0.01%         0.65%
JNL/Mellon Capital Management JNL 5                                   0.44%           0.20%         0.01%         0.65%
JNL/Mellon Capital Management JNL Optimized 5 Fund                    0.52%           0.20%         0.06%         0.78%
JNL/Mellon Capital Management Nasdaq(R) 15                            0.51%           0.20%         0.05%         0.76%
JNL/Mellon Capital Management S&P(R) 24 Fund                          0.52%           0.20%         0.02%         0.74%
JNL/Mellon Capital Management Value Line(R) 25                        0.45%           0.20%         0.16%         0.81%
JNL/Mellon Capital Management VIP                                     0.47%           0.20%         0.04%         0.71%
JNL/Mellon Capital Management Dow(SM) Dividend Fund                   0.52%           0.20%         0.03%         0.75%
JNL/Mellon Capital Management Communications Sector                   0.52%           0.20%         0.01%         0.73%
JNL/Mellon Capital Management Consumer Brands Sector                  0.52%           0.20%         0.01%         0.73%
JNL/Mellon Capital Management Financial Sector                        0.52%           0.20%         0.01%         0.73%
JNL/Mellon Capital Management Healthcare Sector                       0.51%           0.20%         0.01%         0.72%
JNL/Mellon Capital Management Oil & Gas Sector                        0.47%           0.20%         0.01%         0.68%
JNL/Mellon Capital Management Technology Sector                       0.52%           0.20%         0.01%         0.73%

(A) In addition to the administrative services fee paid by the Variable Insurance Funds described above, certain Funds pay Jackson National Asset Management, LLC, the Administrator, an administrative fee for certain services provided to the Fund by the Administrator. The Administrative Fees are not paid by the Variable Insurance Funds. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Equity Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund and the JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of 0.15%; the JNL/ Mellon Capital Management Global 15 Fund pays an administrative fee of 0.20%; and the other Funds pay an administrative fee of 0.10%. The Management and Administrative Fee and the Annual Operating Expenses columns in this table reflect the inclusion of any applicable administrative fee.

(B) Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

(C) Fifth Third has contractually agreed to waive all or a portion of its fees and reimburse certain expenses for the fund through April 30, 2008 to the extent the total expenses exceed the net amounts in the fee table above. Fifth Third is entitled to reimbursement by the Fund of fees waived or expenses reimbursed for a period of up to three years following the waiver or reimbursement if in any month annualized Fund operating expenses are less than any expense limitation in place at that time. Please see the prospectus of the Variable Insurance Funds for additional information.

EXAMPLE. The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses. (The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and Fixed Account.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the examples. The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund fees and expenses and the cost if you select the optional Earnings Protection Benefit, the 2% Contract Enhancement, the most expensive Optional Death Benefit Endorsement, the Five-year Withdrawal Schedule, the 20% Additional Free Withdrawal, and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 YEAR              3 YEARS           5 YEARS           10 YEARS
$1,682              $2,735            $3,543            $6,160

If you annuitize at the end of the applicable time period:

1 YEAR *             3 YEARS           5 YEARS           10 YEARS
$1,682               $2,735            $3,543            $6,160

* Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

If you do not surrender your Contract:

1 YEAR             3 YEARS            5 YEARS           10 YEARS
$682               $2,010             $3,293            $6,160

THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

CONDENSED FINANCIAL INFORMATION. The information about the values of all Accumulation Units constitute the condensed financial information, which can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges for the base Contract and the various combinations of optional endorsements. The financial statements of the Separate Account and Jackson National can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson National that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson National's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center. Our contact information is on the cover page of this prospectus.

                              THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 90. Optional benefits may have different requirements, as noted.

You may allocate your Contract Value to

      - our Fixed Account, as may be made available by us, or as may be otherwise limited by us,

      - our Indexed Fixed Option, as may be made available by us, or as may be otherwise limited by us, or to

      - Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

      -     the ACCUMULATION PHASE, when you make premium payments to us, and

      -     the INCOME PHASE, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). We reserve the right to refuse an assignment, and an assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact our Annuity Service Center for help and more information.

The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group contract. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a general description of the Contracts. Your Contract and any endorsements are the controlling documents. In those states where Contracts are issued as group contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."

                                JACKSON NATIONAL

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

We are working to provide documentation electronically. When this program is available, we will, as permitted, forward documentation electronically. Please contact us at our Annuity Service Center for more information.

                                THE FIXED ACCOUNT

Contract Value that you allocate to a Fixed Account option will be placed with other assets in our General Account. The Fixed Account is not registered with the SEC, and the SEC does not review the information we provide to you about it. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Both the availability of Fixed Account options, and transfers into and out of the Fixed Account, may be subject to contractual and administrative requirements. For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.

Each Fixed Account option offers a base interest rate that we established and will credit to your Contract Value in the Fixed Account for a specified period (currently, one, three, five or seven years), subject to availability (and we reserve the right, in our sole discretion, to limit or suspend availability of the Fixed Account options), so long as the Contract Value in the Fixed Account is not withdrawn, transferred or annuitized until the end of the specified period. The base interest rate is subject to your Contract's Fixed Account minimum interest rate, which will be 2% a year, credited daily, during the first ten Contract Years and 3% a year, credited daily, afterwards. Depending on the Issue Date of your Contract, however, the Fixed Account minimum interest rate may be 3% a year, credited daily, in all Contract Years. Subject to these minimum requirements, we may declare different base interest rates at different times.

Your Contract Value in the Fixed Account may be subject to an "Excess Interest Adjustment" and a withdrawal charge, however, if you decide to withdraw or transfer your Contract Value allocated to the Fixed Account, or if you annuitize the Contract, before the end of the specified period. The Excess Interest Adjustment depends on the base interest rate that was available when you allocated Contract Value to a Fixed Account option versus the base interest rate available for allocations to the same Fixed Account option at the time of withdrawal, transfer, or annuitization. If your base interest rate is higher than the base interest rate available for allocations to the same Fixed Account option at the time of withdrawal, transfer, or annuitization, then the Excess Interest Adjustment will increase your Contract Value, and vice versa. However, there will be no Excess Interest Adjustment when the base interest rate available for allocations to the same Fixed Account option at the time of withdrawal, transfer, or annuitization is less than your base interest rate by 0.5% or less. Also, there is no Excess Interest Adjustment on: the one-year Fixed Account option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals. In no event will the Excess Interest Adjustment reduce the Contract Value below the minimum interest rate applicable to your Contract.

Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account option, and there will not be an Excess Interest Adjustment. If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. Otherwise, the next closest specified period, or the one-year Fixed Account option (if there is one year or less until the Income Date), will apply.

You may allocate premiums to the one-year Fixed Account option, but we may require that the amount in the one-year Fixed Account (including any Contract Enhancement) be automatically transferred on a monthly basis in equal installments to your choice of Investment Division within 12 months of the date we received the premium, so that at the end of the period, all amounts in the one-year Fixed Account will have been transferred. The amount will be determined based on the amount allocated to the one-year Fixed Account and the base interest rate. Charges, withdrawals and additional transfers taken from the one-year Fixed Account will shorten the length of time it takes to deplete the account balance. These automatic transfers will not count against the 15 free transfers in a Contract Year.

Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account as funds are automatically transferred into your choice of Investment Divisions. However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate, as it will be applied to a declining balance in the one-year Fixed Account.

THE DCA+ FIXED ACCOUNT, IF AVAILABLE, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account. DCA+ Fixed Account is only available for new premiums.

The INDEXED FIXED OPTION, IF AVAILABLE, offers an interest rate that is guaranteed to be at least 3% per year and may be higher based on changes in the S&P 500 Composite Stock Price Index. If you make a withdrawal prior to the end of the specified term, however, the value of your Indexed Fixed Option will be the amount allocated to the Indexed Fixed Option accumulated at 3% per year, less any amounts cancelled or withdrawn for charges, deductions or withdrawals, any tax due, and any withdrawal charges. The Indexed Fixed Option is described in your Contract and supplementary materials your JNL Representative can provide you. The Indexed Fixed Option is not available if you select the Three-Year Withdrawal Charge Period option.

                              THE SEPARATE ACCOUNT

We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

                              INVESTMENT DIVISIONS

You may allocate your Contract Value to no more than 18 Investment Divisions and the Fixed Account at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR CONTRACT VALUE ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

THE NAMES OF THE FUNDS THAT ARE AVAILABLE, ALONG WITH THE NAMES OF THE ADVISERS AND SUB-ADVISERS AND A BRIEF STATEMENT OF EACH INVESTMENT OBJECTIVE, ARE BELOW:

                            VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------

FIFTH THIRD DISCIPLINED VALUE VIP FUND
   Fifth Third Asset Management, Inc.

      Seeks long-term capital appreciation. The Fund will invest primarily in equity securities of mid- and large-cap companies that Fifth Third believes have the potential to provide capital appreciation.

FIFTH THIRD MID CAP VIP FUND
   Fifth Third Asset Management, Inc.

      Seeks long-term capital appreciation. The Fund will invest at least 80% of its assets in equity securities issued by mid-cap companies.

FIFTH THIRD QUALITY GROWTH VIP FUND
   Fifth Third Asset Management, Inc.

      Seeks long-term capital appreciation. The Fund will invest primarily in equity securities of U.S. companies having at least $1 billion in market capitalizations at the time of purchase.

FIFTH THIRD BALANCED VIP FUND
   Fifth Third Asset Management, Inc.

      Seeks capital appreciation and current income. The Fund uses an asset allocation strategy, investing in three primary categories of securities: equities, bonds and money market instruments.

                                JNL SERIES TRUST
--------------------------------------------------------------------------------

JNL/AIM LARGE CAP GROWTH FUND
   Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

      Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

JNL/AIM REAL ESTATE FUND
   Jackson National Asset Management, LLC (and AIM Capital Management, Inc. and INVESCO Institutional (N.A.), Inc. (sub-sub-adviser))

      Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies.

JNL/AIM SMALL CAP GROWTH FUND
   Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

      Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.

JNL/ALGER GROWTH FUND
   Jackson National Asset Management, LLC (and Fred Alger Management, Inc.)

      Seeks long-term capital appreciation by investing at least 65% of its total assets in a diversified portfolio of equity securities - common stock, preferred stock, and securities convertible into or exchangeable for common stock - of large companies which trade on U.S. exchanges or in the U.S. over-the-counter market.

JNL/EAGLE CORE EQUITY FUND
   Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

      Seeks long-term capital appreciation and, secondarily, current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stock of U.S. companies that meet the criteria for one of three separate equity strategies: the growth equity strategy, the value equity strategy and the equity income strategy.

JNL/EAGLE SMALLCAP EQUITY FUND
   Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

      Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.

JNL/FMR BALANCED FUND
   Jackson National Asset Management, LLC (and Fidelity Management & Research Company)

      Seeks income and capital growth, consistent with reasonable risk by investing 60% of its assets in stocks and other securities and the remainder in bonds and other debt securities.

JNL/FMR MID-CAP EQUITY FUND
   Jackson National Asset Management, LLC (and Fidelity Management & Research Company)

      Seeks long-term growth of capital by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of companies with medium market capitalizations.

JNL/FRANKLIN TEMPLETON INCOME FUND
   Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

      Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities.

JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
   Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC)

      Seeks long-term total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of small-capitalization companies.

JNL/GOLDMAN SACHS MID CAP VALUE FUND
   Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

      Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap(R) Value Index at the time of investing.

JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
   Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

      Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities.

JNL/JPMORGAN INTERNATIONAL EQUITY FUND
   Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

      Seeks long-term total growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of common stocks of non-U.S. companies. The Fund invests in foreign securities that the sub-adviser believes offer significant potential for long-term appreciation.

JNL/JPMORGAN INTERNATIONAL VALUE FUND
   Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

      Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

JNL/LAZARD EMERGING MARKETS FUND
   Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

      Seeks long-term capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

JNL/LAZARD MID CAP VALUE FUND
   Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

      Seeks capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

JNL/LAZARD SMALL CAP VALUE FUND
   Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

      Seeks capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued.

JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
   Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

      Seeks to match the performance of the S&P 500(R) Index to provide long-term capital growth by investing in large-capitalization company securities.

JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
   Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

      Seeks to match the performance of the S&P 400(R) Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
   Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

      Seeks to match the performance of the Russell 2000(R) Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
   Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

      Seeks to match the performance of the Morgan Stanley Capital International Europe Australasia Far East Free Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
   Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

      Seeks to match the performance of the Lehman Brothers Aggregate Bond Index to provide a moderate rate of income by investing in domestic fixed-income investments.

JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND
   Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

      Seeks to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

JNL/OPPENHEIMER GLOBAL GROWTH FUND
   Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

      Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

JNL/OPPENHEIMER GROWTH FUND
   Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

      Seeks capital appreciation by investing mainly in common stocks of "growth companies." The Fund currently focuses on stocks of companies having a large capitalization (currently more than $12 billion) or mid-capitalization ($2 billion to $12 billion), but this focus could change over time as well as the companies the Fund considers to be currently large- and mid-capitalization.

JNL/PIMCO TOTAL RETURN BOND FUND
   Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

      Seeks maximum total return, consistent with the preservation of capital and prudent investment management, by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.

JNL/PUTNAM EQUITY FUND
   Jackson National Asset Management, LLC (and Putnam Investment Management,
   Inc.)

      Seeks long-term capital growth by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) primarily in a diversified portfolio of common stock of domestic, large-capitalization companies. However, the Fund may also invest in preferred stocks, bonds, convertible preferred stock and convertible debentures if the sub-adviser believes that they offer the potential for capital appreciation.

JNL/PUTNAM MIDCAP GROWTH FUND
   Jackson National Asset Management, LLC (and Putnam Investment Management,
   Inc.)

      Seeks capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) mainly in common stocks of U.S. mid-capitalization companies of a similar size to those in the Russell MidCap(R) Growth Index, with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole.

JNL/PUTNAM VALUE EQUITY FUND
   Jackson National Asset Management, LLC (and Putnam Investment Management,
   Inc.)

      Seeks capital growth, with income as a secondary objective, by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal market conditions, in equity securities.

JNL/SELECT BALANCED FUND
   Jackson National Asset Management, LLC (and Wellington Management Company,
   LLP)

      Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities, but may also invest up to 15% of its assets in foreign equity and fixed income securities.

JNL/SELECT GLOBAL GROWTH FUND
   Jackson National Asset Management, LLC (and Wellington Management Company,
   LLP)

      Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of foreign and domestic issuers.

JNL/SELECT LARGE CAP GROWTH FUND
   Jackson National Asset Management, LLC (and Wellington Management Company,
   LLP)

      Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks of large companies selected for their growth potential.

JNL/SELECT MONEY MARKET FUND
   Jackson National Asset Management, LLC (and Wellington Management Company,
   LLP)

      Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

JNL/SELECT VALUE FUND
   Jackson National Asset Management, LLC (and Wellington Management Company,
   LLP)

      Seeks long-term growth of capital by investing at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the fund seeks to invest in stocks that are undervalued relative to other stocks.

JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
   Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

      Seeks long-term growth of capital and increasing dividend income by investing primarily in a portfolio of common stocks of growth companies.

JNL/T. ROWE PRICE MID-CAP GROWTH FUND
   Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

      Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies which the sub-adviser expects to grow at a faster rate than the average company.

JNL/T. ROWE PRICE VALUE FUND
   Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

      Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the sub-adviser regards as undervalued.

JNL/WESTERN HIGH YIELD BOND FUND
   Jackson National Asset Management, LLC (and Western Asset Management Company)

      Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in securities of foreign insurers.

JNL/WESTERN STRATEGIC BOND FUND
   Jackson National Asset Management, LLC (and Western Asset Management Company and Western Asset Management Company Limited (sub-sub-adviser))

      Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND
   Jackson National Asset Management, LLC (and Western Asset Management Company)

      Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government.

                              JNL VARIABLE FUND LLC
--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT DOW(SM) 10 FUND
   Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

      Seeks total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND
   Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

      Seeks total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND
   Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

      Seeks total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT 25 FUND
   Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

      Seeks total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
   Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

      Seeks total return through capital appreciation.

JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
   Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

      Seeks total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND
   Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

      Seeks total return by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies.

JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND
   Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

      Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation.

JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND
   Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

      Seeks total return through capital appreciation by investing in the common stocks of companies that have the potential for capital appreciation.

JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND
   Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

      Seeks capital appreciation by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for Timeliness(TM).

JNL/MELLON CAPITAL MANAGEMENT VIP FUND
   Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

      Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies.

JNL/MELLON CAPITAL MANAGEMENT DOW(SM) DIVIDEND FUND
   Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

      Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend Index(SM) which have the best overall ranking on both the change in return on assets of the last fiscal year compared to the prior year and price-to-book on or about the last business day before each "Stock Selection Date."

JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
   Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

      Seeks total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
   Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

      Seeks total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
   Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

      Seeks total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
   Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

      Seeks total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
   Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

      Seeks total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
   Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

      Seeks total return through a combination of capital appreciation and dividend income.


The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity Contracts issued by Jackson National. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

You should read the prospectuses for the Variable Insurance Funds, JNL Series Trust and JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future.

VOTING PRIVILEGES. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners.

SUBSTITUTION. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.


                                CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you selected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

MORTALITY AND EXPENSE RISK CHARGES. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 1.10% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

      - to make income payments for the life of the Annuitant during the income phase;

      -     to waive the withdrawal charge in the event of the Owner's death;
            and

      -     to provide a basic death benefit prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge. Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Terminal Illness Benefit, the Specified Conditions Benefit and the Extended Care Benefit.

If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, we deduct a $35 annual contract maintenance charge on the Contract Anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and Fixed Account options based on the proportion their respective value bears to the Contract Value less the sum of the Indexed Fixed Option Minimum Values. This charge will be deducted from the Indexed Fixed Options only when the charge exceeds the value of the Funds in the Investment Divisions and the Fixed Account options. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account. If the initial premium equals $1,000,000 or more, we will waive the administration charge. However, we reserve the right to reverse this waiver and reinstate the administration charge if withdrawals are made in the first Contract Year that result in the Contract Value falling substantially below $1,000,000, as determined by us.

TRANSFER CHARGE. You must pay $25 for each transfer in excess of 15 in a Contract Year. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable. We waive the transfer charge in connection with Dollar Cost Averaging, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.

WITHDRAWAL CHARGE. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

      - PREMIUMS THAT ARE NO LONGER SUBJECT TO A WITHDRAWAL CHARGE (premiums in your annuity for at least seven (three for the Three-Year Withdrawal Charge Period option or five for the Five-Year Withdrawal Charge Period option) years without being withdrawn), plus

      - EARNINGS (excess of your Contract Value allocated to the Investment Divisions and the Fixed Account over your remaining premiums allocated to those accounts)

      - during each Contract Year 10% (20% if you have elected the 20% Additional Free Withdrawal endorsement) OF PREMIUM (excluding premium in the Indexed Fixed Option) that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Excess Interest Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), minus earnings (required minimum distributions will be counted as part of the free withdrawal amount).

WE WILL DEDUCT A WITHDRAWAL CHARGE ON:

      -     withdrawals in excess of the free withdrawal amounts, or

      - withdrawals under a tax-qualified Contract that exceed its required minimum distribution, or

      - withdrawals in excess of the free withdrawal amounts to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distributions of a Roth IRA annuity, or

      -     amounts withdrawn in a total withdrawal, or

      - amounts applied to income payments on an Income Date that is within one year of the Issue Date.

The amount of the withdrawal charge deducted varies (depending upon whether you have elected the Three-Year Withdrawal Charge Period option or the Five-Year Withdrawal Charge Period option and how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

            WITHDRAWAL CHARGE (as a percentage of premium payments):

Completed Years         0        1        2        3        4        5        6        7+
since Receipt of
Premium

Base Schedule         8.5%      8%       7%       6%       5%       4%       2%        0

Withdrawal Charge      8%       7%       6%       4%       2%        0        0        0
if Five-Year
Period Applies

Withdrawal Charge     7.5%     6.5%      5%        0        0        0        0        0
if Three-Year
Period Applies *

* PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

Amounts allocated to an Indexed Fixed Option are not subject to this withdrawal charge, but rather to an adjustment. For more information, please see "The Fixed Account" beginning on page 14.

Note: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any amounts paid out as:

      - income payments (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract Year);

      -     death benefits;

      - withdrawals necessary to satisfy the required minimum distributions of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge);

      - if permitted by your state, withdrawals of up to $250,000 from the Investment Divisions and Fixed Account (excluding amounts in the Indexed Fixed Option) if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

      - if permitted by your state, withdrawals of up to 25% of your Contract Value from the Investment Divisions and Fixed Account (excluding amounts in the Indexed Fixed Option) (12 1/2% for each of two joint Owners) if you incur certain serious medical conditions specified in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson National or any of our affiliates.

EARNINGS PROTECTION BENEFIT CHARGE. If you select the Earnings Protection Benefit endorsement, you may pay us a charge that equals 0.30% (for a maximum of 0.45%) on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. The charge on currently offered Contracts may be less. Please check with your representative to learn about the current level of the charge and its availability in your state. This charge continues if you transfer ownership of the Contract to someone who would not have been eligible for the Earnings Protection Benefit upon application (75 years old or younger), even though the benefit is not payable. If your spouse elects to continue the Contract under the Special Spousal

Continuation Option, the charge will continue to be assessed unless your spouse elects to discontinue the Earnings Protection Benefit, at which time the charge will cease. We stop deducting this charge on the date you annuitize.

CONTRACT ENHANCEMENT CHARGE. If you select one of the Contract Enhancements, then for a period of seven Contract Years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. These charges will also be assessed against any amounts you have allocated to the Fixed Account options by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals). The amounts of these charges (or reductions in credited rates) depends upon which of the Contract Enhancements you select:

      Contract Enhancement                    2%           3%          4%
      Charge (on an annual basis)             0.395%       0.42%       0.56%

Due to this charge, it is possible that upon a complete withdrawal, you will receive less money back than if you had not elected the Contract Enhancement.

CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select a Contract Enhancement and then make a partial or total withdrawal from your Contract in the first seven years (five years for the 2% Contract Enhancement) since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year premiums. Your Contract will also be subject to a recapture charge if you return it during the free look period. The amounts of these charges are as follows:

CONTRACT ENHANCEMENT RECAPTURE CHARGE (as a percentage of the corresponding first year premium payment withdrawn if an optional Contract Enhancement is selected)

Completed Years Since Receipt of      0      1        2          3         4           5         6      7+
  Premium
Recapture Charge (2% Credit)          2%     2%     1.25%      1.25%      0.5%         0         0      0
Recapture Charge (3% Credit)          3%     3%        2%         2%        2%         1%        1%     0
Recapture Charge (4% Credit)          4%     4%      2.5%       2.5%      2.5%      1.25%     1.25%     0

We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works. However, we do not assess the recapture charge on any amounts paid out as:

      -     death benefits;

      -     withdrawals taken under the additional free withdrawal provision;

      - withdrawals necessary to satisfy the required minimum distributions of the Internal Revenue Code; (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge);

      - if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account or from the Fixed Account options (excluding amounts in the Indexed Fixed Option) if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

      - if permitted by your state, additional withdrawals of up to 25% of your Contract Value from the Separate Account or the Fixed Account options (excluding amounts in the Indexed Fixed Option) (12 1/2% for each of two joint Owners) if you incur certain serious medical conditions specified in your Contract.

GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you select the GMIB, on a calendar quarter basis, you will pay 0.15% of the GMIB Benefit Base. We deduct this charge from your Contract Value on a pro-rata basis over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the percentage of the GMIB Benefit Base. The GMIB Benefit Base is explained on page 101 below. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection, as applicable. Similarly, the charge is prorated upon termination of the endorsement. PLEASE NOTE: THE CHARGE FOR THE GMIB WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT. ALSO, THE GMIB ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.

7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on when the endorsement is added to the Contract. For more information about the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 47. The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.

      For Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006 (subject to availability), the charge is:

            Maximum Annual Charge        Current Annual Charge
            ---------------------        ---------------------
                  Quarterly                    Quarterly
                    0.75%                      0.40% / 4

      We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account. With the Investment Divisions we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is deducted over the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement.

      For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge is:

            Maximum Annual Charge        Current Annual Charge
            ---------------------        ---------------------
                    0.70%                        0.40%

      You pay the percentage charge, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

      For Contracts to which this GMWB was added BEFORE OCTOBER 4, 2004, the charge is:

            Maximum Annual Charge        Current Annual Charge
            ---------------------        ---------------------
                    0.70%                        0.35%
                                          0.55% upon step-up

      You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases to 0.55% upon the first step-up.

We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this GMWB is added on and after January 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 47.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP CHARGE. If you select the 5% GMWB With Annual Step-Up, you will pay 0.1625% of the GWB each calendar quarter. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 51. We deduct this charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement, including. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. After the fifth Contract Anniversary if no withdrawals have been taken, you will pay 0.1125% of the GWB each calendar quarter. After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.05% of the GWB each calendar quarter. We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.45% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP CHARGE. If you select the 5% GMWB Without Step-Up, you will pay 0.05% of the GWB each calendar quarter. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 55. We deduct this charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement, including. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract

Anniversary, after the endorsement's effective date. After the fifth Contract Anniversary if no withdrawals have been taken, you will pay 0.0375% of the GWB each calendar quarter. After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each calendar quarter. We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.50% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 59. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

             Annual Charge            Maximum             Current
             -------------            -------             -------
             Ages    45 - 49         0.85% / 4           0.40% / 4
                     50 - 54         0.85% / 4           0.40% / 4
                     55 - 59         1.20% / 4           0.65% / 4
                     60 - 64         1.30% / 4           0.75% / 4
                     65 - 69         1.45% / 4           0.90% / 4
                     70 - 74         0.85% / 4           0.50% / 4
                     75 - 80         0.60% / 4           0.35% / 4

You pay the applicable annual percentage of the GWB each calendar quarter. We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is deducted over the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 59. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 59.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on 64. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

           Annual Charge             Maximum              Current
           -------------             -------              -------
           Ages    45 - 49          1.00% / 4            0.55% / 4
                   50 - 54          1.15% / 4            0.70% / 4
                   55 - 59          1.50% / 4            0.95% / 4
                   60 - 64          1.50% / 4            0.95% / 4
                   65 - 69          1.50% / 4            0.95% / 4
                   70 - 74          0.90% / 4            0.55% / 4
                   75 - 80          0.65% / 4            0.40% / 4

You pay the applicable annual percentage of the GWB each calendar quarter. We deduct the charge pro rata over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 64. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 64.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 71. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

             Annual Charge             Maximum            Current
             -------------             -------            -------
             Ages    45 - 49          0.85% / 4          0.40% / 4
                     50 - 54          1.00% / 4          0.55% / 4
                     55 - 59          1.45% / 4          0.85% / 4
                     60 - 64          1.45% / 4          0.85% / 4
                     65 - 69          1.20% / 4          0.65% / 4
                     70 - 74          0.75% / 4          0.35% / 4
                     75 - 80          0.55% / 4          0.30% / 4

You pay the applicable annual percentage of the GWB each calendar quarter. We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.

You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up" beginning on page 71. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up" beginning on page 71.

JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest joint Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 77. The charge varies by age group (see table below), and both Owners must be within the eligible age range.

              Annual Charge            Maximum            Current
              -------------            -------            -------
              Ages    45 - 49         1.00% / 4          0.55% / 4
                      50 - 54         1.00% / 4          0.55% / 4
                      55 - 59         1.35% / 4          0.80% / 4
                      60 - 64         1.45% / 4          0.90% / 4
                      65 - 69         1.60% / 4          1.05% / 4
                      70 - 74         1.00% / 4          0.65% / 4
                      75 - 80         0.75% / 4          0.50% / 4

You pay the applicable annual percentage of the GWB each calendar quarter. We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 77. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 77.

JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest joint Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Annual Step-Up" beginning on page 82. The charge varies by age group (see table below), and both Owners must be within the eligible age range.

             Annual Charge             Maximum            Current
             -------------             -------            -------
             Ages    45 - 49          1.10% / 4          0.65% / 4
                     50 - 54          1.25% / 4          0.80% / 4
                     55 - 59          1.70% / 4          1.10% / 4
                     60 - 64          1.70% / 4          1.10% / 4
                     65 - 69          1.45% / 4          0.90% / 4
                     70 - 74          1.00% / 4          0.60% / 4
                     75 - 80          0.80% / 4          0.55% / 4

You pay the applicable annual percentage of the GWB each calendar quarter. We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.

You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 64. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 64.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 87. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

      For Contracts to which this GMWB was added BEFORE MAY 1, 2006 (subject to availability), the charge for each age group is:

            Annual Charge         Maximum       Current
            -------------         -------       -------
            Ages    60 - 64      1.30% / 4     0.90% / 4
                    65 - 69      0.85% / 4     0.60% / 4
                    70 - 74      0.60% / 4     0.50% / 4
                    75 - 80      0.50% / 4     0.40% / 4

      You pay the applicable annual percentage of the GWB each calendar quarter. We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement.

      For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge for each age group is:

            Annual Charge         Maximum       Current
            -------------         -------       -------
            Ages    60 - 64        1.30%         0.90%
                    65 - 69        0.85%         0.60%
                    70 - 74        0.60%         0.50%
                    75 - 80        0.50%         0.40%

      You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30,2005, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 87. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 93. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

      For Contracts to which this GMWB was added BEFORE MAY 1, 2006 (subject to availability), the charge for each age group is:

            Annual Charge        Maximum        Current
            -------------        -------        -------
            Ages    50 - 54     0.85% / 4      0.65% / 4
                    55 - 59     0.65% / 4      0.50% / 4
                    60 - 64     0.50% / 4      0.35% / 4
                    65 - 69     0.35% / 4      0.25% / 4
                    70 - 74     0.30% / 4      0.20% / 4
                    75 - 80     0.20% / 4      0.15% / 4

      You pay the applicable annual percentage of the GWB each calendar quarter. We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement.

      For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge for each age group is:

            Annual Charge         Maximum       Current
            -------------         -------       -------
            Ages    50 - 54        0.85%         0.65%
                    55 - 59        0.65%         0.50%
                    60 - 64        0.50%         0.35%
                    65 - 69        0.35%         0.25%
                    70 - 74        0.30%         0.20%
                    75 - 80        0.20%         0.15%

      You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 93. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 93.

DEATH BENEFIT CHARGES. There is no additional charge for the Contract's basic death benefit. However, for an additional charge, you may select one of the Contract's available optional death benefits in place of the basic death benefit. Please ask your agent whether there are variations on these benefits in your state or contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

      If you select the 5% ROLL-UP DEATH BENEFIT (5% Compounded Death Benefit), you will pay 0.45%, subject to a maximum of 0.70% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

      If you select the 4% ROLL-UP DEATH BENEFIT, you will pay 0.30%, subject to a maximum of 0.50% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

      If you select the HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (Maximum Anniversary Value Death Benefit), you will pay 0.25%, subject to a maximum of 0.40% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

      If you select the COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (Combination Death Benefit), you will pay 0.55%, subject to a maximum of 0.80% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

      If you select the COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, you will pay 0.40%, subject to a maximum of 0.60% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

THREE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional three-year withdrawal charge period feature, you will pay 0.45% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

FIVE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional five-year withdrawal charge period feature, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

20% ADDITIONAL FREE WITHDRAWAL CHARGE. If you select the optional feature that permits you to withdraw up to 20% of premiums (excluding premiums allocated to the Indexed Fixed Option) that are still subject to a withdrawal charge minus earnings during a Contract Year without a withdrawal charge, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

      - (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

      - (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

OTHER EXPENSES. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust, JNL Variable Fund LLC and Variable Insurance Funds. For more information, please see the "Fund Operating Expenses" table beginning on page 10.

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state).

INCOME TAXES. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc. ("JNLD"), located at 8055 E. Tufts Avenue, Denver, Colorado 80237, serves as the distributor of the Contracts. JNLD is a wholly owned subsidiary of Jackson National.

Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD out of their own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These cash payments, or reimbursements, to broker-dealers are in recognition of their marketing and distribution and/or administrative services support and are sometimes referred to as "revenue sharing." They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management and sales volume. Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points (0.10% to 0.50%). Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training meetings, prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.

Below is a listing of the 19 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2005 from the Distributor in relation to the sale of our insurance products:

      1.    WM Financial

      2.    LPL Financial Services

      3.    National Planning Corporation

      4.    SII Investments

      5.    Invest

      6.    Fifth Third Securities

      7.    Raymond James

      8.    Securities America

      9.    Webster Securities

      10.   ICA

      11.   IFMG

      12.   Commonwealth Financial Network

      13.   Thrivent

      14.   Intersecurities

      15.   Mutual Service Corporation

      16.   Prime Capital Services

      17.   Lincoln Financial Advisors

      18.   Centaurus Financial

      19.   Jefferson Pilot Securities Corporation

Please see Appendix D for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2005 from the Distributor in relation to the sale of our insurance products.

We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. If you elect the optional Three Year Withdrawal Charge Period endorsement, if available, a lower commission may be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors, Inc., we are affiliated with the following broker-dealers:

      -     National Planning Corporation,

      -     SII Investments, Inc.,

      -     IFC Holdings, Inc. d/b/a Invest Financial Corporation,

      -     Investment Centers of America, Inc., and

      -     BH Clearing, LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson National Life Insurance Company and its subsidiary, Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by

JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by JNL or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

                                    PURCHASES

MINIMUM INITIAL PREMIUM:

      -     $5,000 under most circumstances

      -     $2,000 for a qualified plan Contract

MINIMUM ADDITIONAL PREMIUMS:

      -     $500 (Qualified and Non-Qualified)

      -     $50 for an automatic payment plan

      - You can pay additional premiums at any time during the accumulation phase

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. We reserve the right to limit the number of Contracts that you may purchase. There is a $100 minimum balance requirement for each Investment Division and Fixed Account. The Indexed Fixed Option has initial and subsequent allocation minimums of $5,000. We reserve the right to restrict availability or impose restrictions on the Fixed Account and Indexed Fixed Account.

MAXIMUM PREMIUMS:

      - The maximum aggregate premiums you may make without our prior approval is $1 million.

The payment of subsequent premiums relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the enhanced death benefits, the GMIB or any GMWB.

ALLOCATIONS OF PREMIUM. You may allocate your premiums to one or more of the Investment Divisions and Fixed Account. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to an Investment Division or the Fixed Account is $100. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules.

Although more than 18 Investment Divisions and the Fixed Account are available under your Contract, you may not allocate your Contract Values among more than 18 at any one time.

We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five business days, we will return your money.

Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

OPTIONAL CONTRACT ENHANCEMENTS. If you elect one of our optional Contract Enhancements, then at the end of any business day in the first Contract Year when we receive a premium payment, we will credit your Contract Values with an additional 2%, 3% or 4% of your payment, depending upon which Contract Enhancement you have selected. There is a charge, described above, that is assessed against the Investment Divisions and the Fixed Account for the Contract Enhancements, and its amount depends upon which Contract Enhancement you elect. Allocations to the Indexed Fixed Option are not permitted in the first seven years (five years for the 2% Contract Enhancement). We will also impose a Contract Enhancement recapture charge if you

      - make withdrawals in excess of the free withdrawals permitted by your Contract (or an additional free withdrawal endorsement if elected),

      -     elect to receive payment under an income option, or

      -     return your Contract during the Free Look period.

The amount and duration of the recapture charge depends upon which Contract Enhancement you elect. We will not impose the Contract Enhancement recapture charge if your withdrawal is made for certain health-related emergencies, withdrawals of earnings, withdrawals in accordance with the additional free withdrawal provision, amounts paid out as death benefits or to satisfy required minimum distributions of the Internal Revenue Code. If the withdrawal requested exceeds the required minimum distribution, the recapture charge will be charged on the entire withdrawal amount. We expect to make a profit on these charges for the Contract Enhancements. Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancement work.

Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement. Contract Enhancements, and any increase in value attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

Asset-based charges are deducted from the total value of the Separate Account. In addition, for the Fixed Account options, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement and the earnings, if any, on such amounts for the first seven Contract Years (five for the 2% Contract Enhancement). As a result, the aggregate charges assessed will be higher than those that would be charged if you did not elect a Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected a Contract Enhancement. We will impose a Contract Enhancement recapture charge if you make withdrawals in the first seven years (five years for the 2% Contract Enhancement) after a first year premium payment. We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract Years two through seven (five for the 2% Contract Enhancement), you would likely have a lower Contract Value than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year. Charges for the Contract Enhancement are not assessed after the seventh Contract Year (fifth for the 2% Contract Enhancement).

Accordingly, the increased Contract Value resulting from a Contract Enhancement is reduced during the first seven Contract Years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement charge. If you make premium payments only in the first Contract Year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance. Contract Values may also be higher if you pay additional premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than seven full years (five for the 2% Contract Enhancement).

In the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) in the following circumstances:

      -     death benefits computed on the basis of Contract Value;

      - withdrawals taken under the 10% free withdrawal provision (or the 20% Additional Free Withdrawal Endorsement, if elected);

      - withdrawals necessary to satisfy the required minimum distributions of the Internal Revenue Code;

      -     if permitted by your state, withdrawals under our:

            -     Terminal Illness Benefit;

            -     Specified Conditions Benefit; or

            -     Extended Care Benefit. (See page 45 below.)

You may NOT elect the 3% or 4% Contract Enhancement endorsements with the 20% Additional Free Withdrawal option.

For Contracts issued BEFORE MAY 1, 2006, the Three-year Withdrawal Schedule could not be elected with the 20% Additional Free Withdrawal option.

CAPITAL PROTECTION PROGRAM. If you select our Capital Protection Program at issue, we will allocate enough of your premium to the Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s). If any part of the Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original premium. This program is available only if Fixed Account options are available. There is no charge for the Capital Protection Program. You should consult your JNL representative with respect to the current availability of Fixed Account options, their limitations, and the availability of the Capital Protection Program.

For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson National receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson National will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.

ACCUMULATION UNITS. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "Accumulation Unit." During the income phase we use a measure called an "Annuity Unit."

Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

      - determining the total amount of assets held in the particular Investment Division;

      - subtracting any asset-based charges and taxes chargeable under the Contract; and

      -     dividing this amount by the number of outstanding Accumulation
            Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit may go up or down from day to day. The base Contract has a different Accumulation Unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit value.

When you make a premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between an Investment Division and the Fixed Account must occur prior to the Income Date. Transfers from the Fixed Account will be subject to any applicable Excess Interest Adjustment. There may be periods when we do not offer the Fixed Account, or when we impose special transfer requirements on the Fixed Account. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then Current Interest Rate for the Fixed Account Option. You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

RESTRICTIONS ON TRANSFERS: MARKET TIMING. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract.

To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

      -     limiting the number of transfers over a period of time;

      -     requiring a minimum time period between each transfer;

      - limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

      -     limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

                       TELEPHONE AND INTERNET TRANSACTIONS

THE BASICS. You can request certain transactions by telephone or at www.jnl.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above. Our Annuity Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnl.com.

WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Annuity Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

HOW TO CANCEL A TRANSACTION. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

OUR PROCEDURES. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

      -     by making either a partial or complete withdrawal,

      -     by electing the Systematic Withdrawal Program,

      -     by electing a Guaranteed Minimum Withdrawal Benefit, or

      -     by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Excess Interest Adjustment. For more information about withdrawal charges, please see "Withdrawal Charge" beginning on page 23.

Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account or Investment Division from which you are making the withdrawal. If you are not specific, your withdrawal will be taken from your allocations to the Investment Divisions and Fixed Account based on the proportion their respective values bear to the Contract Value. With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. After your withdrawal, at least $100 must remain in each Fixed Account or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. Amounts may not be withdrawn from the Indexed Fixed Option until all other amounts under the Contract have been withdrawn.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. FOR MORE INFORMATION, PLEASE SEE "TAXES" BEGINNING ON PAGE 112.

WAIVER OF WITHDRAWAL AND RECAPTURE CHARGES FOR CERTAIN EMERGENCIES. We will waive the withdrawal charge (withdrawals from the Investment Divisions and the Fixed Account), but not any Excess Interest Adjustment that would otherwise apply in certain circumstances by providing you, at no charge, the following:

      - TERMINAL ILLNESS BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions and Fixed Account (excluding amounts in the Indexed Fixed Option) that you withdraw after providing us with a physician's statement that you have been diagnosed with an illness that will result in your death within 12 months;

      - SPECIFIED CONDITIONS BENEFIT, under which you may make a one-time withdrawal of up to 25% (for joint Owners, this benefit applies to each of them for 12 1/2%) of your Contract Value from the Investment Divisions and Fixed Account (excluding amounts in the Indexed Fixed Option) with no withdrawal charge or recapture charge after having provided us with a physician's statement that you have been diagnosed with one of the following conditions:

                  -     Heart attack

                  -     Stroke

                  -     Coronary artery surgery

                  -     Life-threatening cancer

                  -     Renal failure or

                  -     Alzheimer's disease; and

      - EXTENDED CARE BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions and Fixed Account (excluding amounts in the Indexed Fixed Option) that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.

You may exercise these benefits once under your Contract.

OPTIONAL THREE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a three-year withdrawal period with withdrawal charges in contribution years one through three of 7.5%, 6.5% and 5%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.45% of average daily net asset value of your allocations to the Investment Divisions. If you elect the optional Three-Year Withdrawal Charge Period endorsement, a lower commission will be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. You may NOT elect this option if you elect the Five-Year Withdrawal Charge endorsement or the 20% Additional Free Withdrawal endorsement. In addition, the Indexed Fixed Option is not available if you select the Three-year Withdrawal Charge period.

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

OPTIONAL FIVE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a five-year withdrawal period with withdrawal charges in contribution years one through five of 8%, 7%, 6%, 4% and 2%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.30% of average daily net asset value of your allocations to the Investment Divisions. If you elect the Optional Five- Year Withdrawal Charge Period and the Indexed Fixed Option, the withdrawal charge for the Indexed Fixed Option which normally has a 7-year schedule (8.5%, 8%, 7%, 6%, 5%, 4%, 2%) will be modified to a 5-year schedule (8%, 7%, 6%, 4%, 2%, 0%). We reserve the right to restrict the percent of premium that may be allocated to the Indexed Fixed Option.

The charges for the Five-year or Three-year Withdrawal Charge Period options continue for as long as one holds the Contract. The potential benefits of those options normally will persist for no more than four to six years, depending on performance (the greater the performance the less the benefit) and payment patterns (large subsequent payments in relation to the initial payment make the benefits persist for a longer time than for a Contract where only the initial payment is made). In the case of some surrenders in the third Contract year, the Five-year Withdrawal Charge Period does not provide a benefit and may even impose a small detriment.

If you purchased your Contract PRIOR TO MAY 1, 2006, the Five-year Withdrawal Charge Period option could not be elected with the Three-year Withdrawal Charge Period option.

20% ADDITIONAL FREE WITHDRAWAL. If you elect the 20% Additional Free Withdrawal endorsement, you may withdraw an additional 20% of premiums that are subject to a withdrawal charge (excluding premiums allocated to the Indexed Fixed Option), minus earnings, during a Contract Year without a withdrawal charge and you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. THIS ENDORSEMENT WILL REPLACE THE 10% ADDITIONAL FREE WITHDRAWAL ENDORSEMENT. The 20% Additional Free Withdrawal endorsement is a liquidity feature that provides a benefit if you contemplate or need to take large withdrawals. The 20% Additional Free Withdrawal endorsement provides extra liquidity in any market environment but, when it is elected in combination with any GMWB, taking full advantage of the endorsement may have an adverse effect on the GMWB if the withdrawal exceeds the GAWA, as a withdrawal in excess of the GAWA may always reduce the GAWA and potentially limit the benefits available. IN FACT, ANY TIME YOU USE THE 20% FREE WITHDRAWAL ENDORSEMENT WHEN THE AMOUNT OF THE WITHDRAWAL EXCEEDS THE GAWA AND THE CONTRACT VALUE IS LESS THAN THE GWB, IT IS DISADVANTAGEOUS. You may NOT elect this option if you elect the 3% or 4% Contract Enhancement endorsements or if, PRIOR TO MAY 1, 2006, you elected the Three-year Withdrawal Charge Period option.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CONSIDERATIONS. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The 5% For Life GMWBs with Joint Option available only to spouses differ from the 5% For Life GMWBs without the Joint Option available to spouses and unrelated parties and enjoy the following advantages:

      - If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving joint owner.

      - If one of the owners dies before the automatic payment of benefits begins, the spouse may continue the Contract and the "For Life" guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The 5% For Life GMWBs with Joint Option have a higher charge than the For Life GMWBs without the Joint Option.

7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT. The following description is supplemented by some examples in Appendix C that may assist you in understanding how the calculations are made in certain circumstances. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. We may limit the availability of this optional endorsement. THE 7% GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We may limit the availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 7% GMWB may also be selected after the Issue Date within 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount. Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Withdrawals greater than GAWA impact the GAWA differently, depending on when you selected the 7% GMWB, because the calculation is different. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 3, 4, and 6 in Appendix C illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

      -     the GWB prior to the partial withdrawal less the partial withdrawal;
            or

      -     zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

      - the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

      - the greater of the GWB prior to the partial withdrawal - less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

      -     the GAWA prior to the partial withdrawal; or

      -     the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

      -     the GAWA prior to the partial withdrawal; or

      -     the GWB after the partial withdrawal.

                                     - or -

      For Contracts to which this endorsement was added ON AND AFTER MAY 2, 2005, 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

      For Contracts to which this endorsement was added BEFORE MAY 2, 2005, 7% of the greater of:

            1. the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

            2.    the GWB after the partial withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.

For certain tax-qualified Contracts to which the 7% GMWB is added ON AND AFTER JANUARY 17, 2006 (subject to availability), withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) are allowed, under certain circumstances, to meet the Contract's required minimum distribution (RMD) under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised. Otherwise, the GWB and GAWA could be adversely recalculated, as described above.

REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 7% GMWB, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The RMD requirements for calendar years 2005 and 2006 are 14 and 16, respectively.

      If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn 15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

      The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

      If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix C, particularly examples 3, 4, and 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 7% GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

STEP-UP. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

WITH A STEP-UP -

      The GWB equals Contract Value.

      The GAWA is recalculated, equaling the greater of:

            -     7% of the new GWB; Or

            -     The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

      - For Contracts to which the 7% GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "step-up" is the Contract Value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

TERMINATION. The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly statement charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die before the payments have been completed, the remaining payments will be made to the Beneficiary.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the GMWB.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP. The following description is supplemented by the examples in Appendix C that may assist you in understanding how calculations are made in certain circumstances. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 5% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled. If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value. THE GWB CAN NEVER BE MORE

THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 3, 4, and 6 in Appendix C illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

      -     the GWB prior to the partial withdrawal less the partial withdrawal;
            or

      -     zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

      - the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

      - the greater of the GWB prior to the partial withdrawal - less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

      -     the GAWA prior to the partial withdrawal; or

      -     the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

      -     the GAWA prior to the partial withdrawal; or

      -     the GWB after the partial withdrawal or

      - 5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 62. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 113.

For certain tax-qualified Contracts, the 5% GMWB With Annual Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 3, 4 and 6 in Appendix C supplement this description.

REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The RMD requirements for calendar years 2005 and 2006 are 14 and 16, respectively.

      If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn 15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

      The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

      If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix C, particularly examples 3, 4, and 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

STEP-UP. Step-ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up. Step-ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

TERMINATION. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly statement charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Annuitant) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP. The following description is supplemented by some examples in Appendix C that may assist you in understanding how calculations are made in certain circumstances. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB Without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 5% GMWB WITHOUT STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB Without Step-Up cannot be canceled. If you select the 5% GMWB Without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB Without Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB Without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value. THE GWB CAN NEVER BE MORE THAN $5 MILLION, and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB Without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 3, 4, and 6 in Appendix C illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

      -     the GWB prior to the partial withdrawal less the partial withdrawal;
            or

      -     zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

      - the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

      - the greater of the GWB prior to the partial withdrawal - less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

      -     the GAWA prior to the partial withdrawal; or

      -     the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

      -     the GAWA prior to the partial withdrawal; or

      -     the GWB after the partial withdrawal; or

      - 5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 112. For more information about your tax qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 113.

For certain tax-qualified Contracts, the 5% GMWB Without Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 3, 4 and 6 in Appendix C supplement this description.

REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The RMD requirements for calendar years 2005 and 2006 are 14 and 16, respectively.

      If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn 15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

      The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

      If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix C, particularly examples 3, 4, and 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITHOUT STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB Without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB Without Step-Up endorsement already applies to the Contract, the 5% GMWB Without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB Without Step-Up, if the 5% GMWB Without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

TERMINATION. The 5% GMWB Without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly statement charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB Without Step-Up. The 5% GMWB Without Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero
- whichever occurs first.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Annuitant) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB Without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB Without Step-Up.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP. The following description of this GMWB is supplemented by the examples in Appendix C, particularly examples 5 and 6 for the Step-Ups and examples 8 and 9 for the For Life guarantees. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

      - The Owner's life (the "For Life Guarantee") if the For Life - Guarantee is in effect;

                  The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint owners that are spouses, as described below.

                  For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                  The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                  So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

      Or

      - Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                  The GWB is the guaranteed amount available for future periodic withdrawals.

      BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.


      WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

            The GWB equals initial premium net of any applicable premium taxes.

            The GAWA equals 5% of the GWB.

      WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

            The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

            The GAWA equals 5% of the GWB.

PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 3, 4 and 6 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

      WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

            The GWB is recalculated, equaling the greater of:

                  -     The GWB before the withdrawal less the withdrawal; Or

                  -     Zero.

            The GAWA:

                  - Is unchanged while the For Life Guarantee is in effect; Otherwise

                  - Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

      WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

            The GWB is recalculated, equaling the lesser of:

                  - Contract Value after the withdrawal less any recapture charge on any

                  - Contract Enhancement; Or The greater of the GWB before the withdrawal less the withdrawal, or

                  -     zero.

            The GAWA is recalculated, equaling the lesser of:

                  - 5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or

                  - The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 14. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 112. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 113.

      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is
            10. The RMDs for calendar years 2005 and 2006 are 14 and 16, respectively.

            If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn 15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below). Please see the discussion of Required Minimum Distribution Calculations relating to the 7% Guaranteed Minimum Withdrawal Benefit above for more information and examples of how calculations are done for certain tax-qualified contracts.

            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

      Examples specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix C, particularly examples 3, 4, and 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

      PREMIUMS.

      WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

            The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

            The GAWA is also recalculated, increasing by:

                  -     5% of the premium net of any applicable premium taxes;
                        Or

                  - 5% of the increase in the GWB - if the maximum GWB is hit.

      We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

      STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

      WITH A STEP-UP -

            The GWB equals Contract Value.

            The GAWA is recalculated, equaling the greater of:

                  -     5% of the new GWB; Or

                  -     The GAWA before the Step-Up.

      Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

      OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

      CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

      AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

            The GWB is recalculated, equaling the greater of:

                  -     The GWB before the payment less the payment; Or

                  -     Zero.

            The GAWA:

                  - Is unchanged so long as the For Life Guarantee is in effect; Otherwise

                  - Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the - payment.

      If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

      SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

            - Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                        - Upon the Owner's death, the For Life Guarantee is void.

                        - Only the GWB is payable while there is value to it (until depleted).

                        - Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                        - Contract Anniversaries will continue to be based on the Contract's Issue Date.

            -     Continue the Contract without this GMWB (GMWB is terminated).

            - Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

      For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 110.

      TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly statement charge and all benefits cease on the earliest of:

            -     The Income Date;

            - The date of complete withdrawal of Contract Value (full surrender of the Contract);

            - The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

            - The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

            - The date all obligations under this GMWB are satisfied - after the Contract Value is zero.

      EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

      5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP. The following description of this GMWB is supplemented by the examples in Appendix C, particularly examples 5 and 6 for the Step-Ups, example 7 for the bonus and example 8 for the For Life guarantees. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

            - The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                        The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                        The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest

                        Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                        So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

         Or

            - Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                        The GWB is the guaranteed amount available for future periodic withdrawals.

            - With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

      BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

      Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

      This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

      There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

      ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.


            WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

                  The GWB equals initial premium net of any applicable premium taxes.

                  The GAWA equals 5% of the GWB.

            WHEN THIS GMWB IS ADDED TO THE CONTRACT

            ON ANY CONTRACT ANNIVERSARY -

                  The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

                  The GAWA equals 5% of the GWB.

      PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

      Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

      WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

      REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 3, 4 and 6 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

            WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

                  The GWB is recalculated, equaling the greater of:

                        -     The GWB before the withdrawal less the withdrawal;
                              Or

                        -     Zero.

                  The GAWA:

                        - Is unchanged while the For Life Guarantee is in effect; Otherwise

                        - Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

      The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

      Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

            WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE
            -

                  The GWB is recalculated, equaling the lesser of:

                        - Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

                        - The greater of the GWB before the withdrawal less the withdrawal, or zero.

                  The GAWA is recalculated, equaling the lesser of:

                        - 5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or

                        - The greater of 5% of the GWB after the withdrawal, or zero.

      Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 14. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

      Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 112. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 113.

            RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The RMDs for calendar years 2005 and 2006 are 14 and 16, respectively.

                  If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn 15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below). Please see the discussion of Required Minimum Distribution Calculations relating to the 7% Guaranteed Minimum Withdrawal Benefit above for more information and examples of how calculations are done for certain tax-qualified contracts.

      The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

      If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix C, particularly examples 3, 4, and 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

PREMIUMS.

WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

      The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

      The GAWA is also recalculated, increasing by:

            -     5% of the premium net of any applicable premium taxes; Or

            -     5% of the increase in the GWB - if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED above.

WITH A STEP-UP  -

      The GWB equals Contract Value.

      The GAWA is recalculated, equaling the greater of:

            -     5% of the new GWB; Or

            -     The GAWA before the Step-Up.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

      The GWB is recalculated, equaling the greater of:

            -     The GWB before the payment less the payment; Or

            -     Zero.

      The GAWA:

            - Is unchanged so long as the For Life Guarantee is in effect; Otherwise

            - Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

      - Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                  -     Upon the Owner's death, the For Life Guarantee is void.

                  - Only the GWB is payable while there is value to it (until depleted).

                  - Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                  - Contract Anniversaries will continue to be based on the Contract's Issue Date.

      -     Continue the Contract without this GMWB (GMWB is terminated).

      - Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 110.

TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly statement charge and all benefits cease on the earliest of:

      -     The Income Date;

      - The date of complete withdrawal of Contract Value (full surrender of the Contract);

      - The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

      - The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

      - The date all obligations under this GMWB are satisfied after the Contract Value is zero.

EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 7. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to grow (even in a down market relative to your Contract Value allocated to any Investment Divisions). The growth, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

      -     How the bonus is calculated;

      - What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

      -     For how long the bonus is available; and

      -     When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

      - When this GMWB is added to the Contract, the Bonus Base equals the GWB.

      - With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                  - All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                  -     A withdrawal in a Contract Year during the Bonus Period
                       (defined below) precludes a bonus for that Contract Year.

      - With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

      - With any Step-Up (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

      - The tenth Contract Anniversary after the effective date of the endorsement;

      - The Contract Anniversary on or immediately following the Owner's (if Joint Owners, the oldest Owner's) 81st birthday; or

      -     The date Contract Value is zero.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.



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The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

      -     The GWB is recalculated, increasing by 5% of the Bonus Base.

      - The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP. The following description of this GMWB is supplemented by the examples in Appendix C, particularly examples 5 and 6 for the Step-Ups, example 7 for the bonus and example 8 for the For Life guarantees. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

      - The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                  The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                  The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                  So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

      Or

      - Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                  The GWB is the guaranteed amount available for future periodic withdrawals.

      - With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership



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changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE  -

      The GWB equals initial premium net of any applicable premium taxes.

      The GAWA equals 5% of the GWB.

WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY  -

      The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

      The GAWA equals 5% of the GWB.

PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 3, 4 and 6 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.



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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS
LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

      The GWB is recalculated, equaling the greater of:

            -     The GWB before the withdrawal less the withdrawal; Or

            -     Zero.

      The GAWA:

            -     Is unchanged while the For Life Guarantee is in effect;
                  Otherwise

            - Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

      The GWB is recalculated, equaling the lesser of:

            - Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

            - The greater of the GWB before the withdrawal less the withdrawal, or zero.

      The GAWA is recalculated, equaling the lesser of:

            - 5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or

            -     The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 14. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page
112. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 113.



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





RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

      Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The RMDs for calendar years 2005 and 2006 are 14 and 16, respectively.

      If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn 15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below). Please see the discussion of Required Minimum Distribution Calculations relating to the 7% Guaranteed Minimum Withdrawal Benefit above for more information and examples of how calculations are done for certain tax-qualified contracts.

      The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

      If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in limited circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix C, particularly examples 3, 4, and 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.



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


PREMIUMS.

WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT  -

      The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

      The GAWA is also recalculated, increasing by:

            -     5% of the premium net of any applicable premium taxes; Or

            -     5% of the increase in the GWB - if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED above.

WITH A STEP-UP  -

      The GWB equals Contract Value.

      The GAWA is recalculated, equaling the greater of:

            -     5% of the new GWB; Or

            -     The GAWA before the Step-Up.


The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

      The GWB is recalculated, equaling the greater of:

            -     The GWB before the payment less the payment; Or

            -     Zero.

      The GAWA:

            - Is unchanged so long as the For Life Guarantee is in effect; Otherwise

            - Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements



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terminate without value. And no other death benefit is payable, including the
Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

      - Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract in Good Order is called the Continuation Date.)

                  -     Upon the Owner's death, the For Life Guarantee is void.

                  - Only the GWB is payable while there is value to it (until depleted).

                  - The Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

                  - Contract Anniversaries will continue to be based on the Contract's Issue Date.

      -     Continue the Contract without this GMWB (GMWB is terminated).

      - Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 110.

TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly statement charge and all benefits cease on the earliest of:

      -     The Income Date;

      - The date of complete withdrawal of Contract Value (full surrender of the Contract);

      - The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

      - The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

      - The date all obligations under this GMWB are satisfied after the Contract Value is zero.

EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 7. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to grow (even in a down market relative to your Contract Value allocated to any Investment Divisions). The growth, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

      -     How the bonus is calculated;

      - What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;



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      -     For how long the bonus is available; and

      -     When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

      - When this GMWB is added to the Contract, the Bonus Base equals the GWB.

      - With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                  - All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                  - A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

      - With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

      - With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

      - The tenth Contract Anniversary after the effective date of the endorsement;

      - The Contract Anniversary on or immediately following the Owner's (if Joint Owners, the oldest Owner's) 81st birthday; or

      -     The date Contract Value is zero.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

      -     The GWB is recalculated, increasing by 5% of the Bonus Base.

      - The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base.

JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP. The description of this GMWB is supplemented by the examples in Appendix C, particularly examples 5 and 6 for the Step-Ups and example 9 for the For Life guarantee. For Contracts with joint Owners only, if the joint Owners are spouses (as defined under the Internal Revenue Code), this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

      - The joint Owner's life who dies last (the "For Life Guarantee") if the For Life Guarantee is in effect;

                  This GMWB is limitedly available for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on



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                  the Annuitant's life who dies last. This GMWB is not available for tax-qualified Contracts.

                  The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest joint Owner's 65th birthday. If the youngest joint Owner is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                  So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

      Or

      - Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                  The GWB is the guaranteed amount available for future periodic withdrawals.

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required and both Owners must be within the eligible age range); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the Guaranteed Annual Withdrawal Amount
(GAWA). Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE  -

      The GWB equals initial premium net of any applicable premium taxes.

      The GAWA equals 5% of the GWB.

WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY  -

      The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

      The GAWA equals 5% of the GWB.

PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.



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


Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA. The two tables below clarify what happens in either instance.

WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GAWA, AS APPLICABLE -

      The GWB is recalculated, equaling the greater of:

            -     The GWB before the withdrawal less the withdrawal; Or

            -     Zero.

      The GAWA:

            -     Is unchanged while the For Life Guarantee is in effect;
                  Otherwise

            - Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the GAWA. You may withdraw the GAWA all at once or throughout the Contract Year. Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the GAWA in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GAWA, AS APPLICABLE -

      The GWB is recalculated, equaling the lesser of:

            - Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

            - The greater of the GWB before the withdrawal less the withdrawal, or zero.

      The GAWA is recalculated, equaling the lesser of:

            - 5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or

            -     The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 14. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn



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in a Contract Year, including systematic withdrawals, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 112.

PREMIUMS.

WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

      The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

      The GAWA is also recalculated, increasing by:

            -     5% of the premium net of any applicable premium taxes; Or

            -     5% of the increase in the GWB - if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

WITH A STEP-UP -

      The GWB equals Contract Value.

      The GAWA is recalculated, equaling the greater of:

            -     5% of the new GWB; Or

            -     The GAWA before the Step-Up.


Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of any joint Owner, this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

      The GWB is recalculated, equaling the greater of:

            -     The GWB before the payment less the payment; Or

            -     Zero.

      The GAWA:

            - Is unchanged so long as the For Life Guarantee is in effect; Otherwise

            - Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.



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If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the first Owner's death, the Beneficiary who is the Owner's spouse (joint Owner) may elect to:

      - Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                  - If the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. Otherwise, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest joint Owner's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life guarantee will be set on the effective date of the endorsement.

                  - Continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.

                  - Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                  - Contract Anniversaries will continue to be based on the Contract's Issue Date.

                  - A new joint owner may not be added if a surviving spouse continues the Contract.

      -     Continue the Contract without this GMWB (GMWB is terminated).

      - Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 110.

TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly statement charge and all benefits cease on the earliest of:

      -     The Income Date;

      - The date of complete withdrawal of Contract Value (full surrender of the Contract);

      - The date of death of any joint Owner, unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee);

      - The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

      - The date all obligations under this GMWB are satisfied after the Contract Value is zero.

EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.



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JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR
STEP-UP. The description of this GMWB is supplemented by the examples in Appendix C, particularly examples 5 and 6 for the Step-Ups, example 7 for the bonus and example 9 for the For Life guarantee. For Contracts with joint Owners only, if the joint Owners are spouses (as defined under the Internal Revenue
Code), this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

      - The joint Owner's life who dies last (the "For Life Guarantee") if the For Life Guarantee is in effect;

                  This GMWB is limitedly available for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last. This GMWB is not available for tax-qualified Contracts.

                  The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest joint Owner's 65th birthday. If the youngest joint Owner is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                  So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

      Or

      - Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                  The GWB is the guaranteed amount available for future periodic withdrawals.

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required and both Owners must be within the eligible age range); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the Guaranteed Annual Withdrawal Amount
(GAWA). Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.




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WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

      The GWB equals initial premium net of any applicable premium taxes.

      The GAWA equals 5% of the GWB.

WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

      The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

      The GAWA equals 5% of the GWB.

PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA. The two tables below clarify what happens in either instance.

WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GAWA -

      The GWB is recalculated, equaling the greater of:

            -     The GWB before the withdrawal less the withdrawal; Or

            -     Zero.

      The GAWA:

            -     Is unchanged while the For Life Guarantee is in effect;
                  Otherwise

            - Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the GAWA. You may withdraw the GAWA all at once or throughout the Contract Year. Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the GAWA in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.



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WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR,
EXCEEDS THE GAWA -

      The GWB is recalculated, equaling the lesser of:

            - Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

            - The greater of the GWB before the withdrawal less the withdrawal, or zero.

      The GAWA is recalculated, equaling the lesser of:

            - 5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or

            -     The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 14. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 112.

PREMIUMS.

WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

      The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

      The GAWA is also recalculated, increasing by:

            -     5% of the premium net of any applicable premium taxes; Or

            -     5% of the increase in the GWB - if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED above.

WITH A STEP-UP -

      The GWB equals Contract Value.

      The GAWA is recalculated, equaling the greater of:

            -     5% of the new GWB; Or

            -     The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-



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Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of any joint Owner, this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

      The GWB is recalculated, equaling the greater of:

            -     The GWB before the payment less the payment; Or

            -     Zero.

      The GAWA:

            - Is unchanged so long as the For Life Guarantee is in effect; Otherwise

            - Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the first Owner's death, the Beneficiary who is the Owner's spouse (joint Owner) may elect to:

      - Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                  - If the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. Otherwise, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest joint Owner's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life guarantee will be set on the effective date of the endorsement.

                  - Continuing the Contract with the GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.

                  - Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                  - Contract Anniversaries will continue to be based on the Contract's Issue Date.

                  - A new joint owner may not be added if a surviving spouse continues the Contract.

      -     Continue the Contract without this GMWB (GMWB is terminated).

      - Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility.



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





For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 110.

TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly statement charge and all benefits cease on the earliest of:

      -     The Income Date;

      - The date of complete withdrawal of Contract Value (full surrender of the Contract);

      - The date of death of any joint Owner, unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee);

      - The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

      - The date all obligations under this GMWB are satisfied after the Contract Value is zero.

EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 7. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to grow (even in a down market relative to your Contract Value allocated to any Investment Divisions). The growth, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

      -     How the bonus is calculated;

      - What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

      -     For how long the bonus is available; and

      -     When and what happens when the bonus is applied to the GWB.

      The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

            - When this GMWB is added to the Contract, the Bonus Base equals the GWB.

            - With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                        - All withdrawals count, including: systematic withdrawals; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                        - A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

            - With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

            - With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.




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      THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

      The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

            - The tenth Contract Anniversary after the effective date of the endorsement;

            - The Contract Anniversary on or immediately following the youngest joint Owner's 81st birthday; or

            -     The date Contract Value is zero.

      Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

      The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

            -     The GWB is recalculated, increasing by 5% of the Bonus Base.

            - The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

      Applying the bonus to the GWB does not affect the Bonus Base.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT. The examples in Appendix C supplement the description of this GMWB although the examples for the For Life guarantee are not applicable to this GMWB. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the LONGER of:

      -     The Owner's life (the "For Life Guarantee");

                  The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                  So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

      Or

      - Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

            The GWB is the guaranteed amount available for future periodic withdrawals.

            - For Contracts to which this GMWB is added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information). EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

      BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 60 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT
(GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code (IRC). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -


      The GWB equals initial premium net of any applicable premium taxes.

      The GAWA equals 5% of the GWB.

WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

      The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

      The GAWA equals 5% of the GWB.

Contract Enhancements are not included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distributions under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD requirement for non-qualified Contracts.)

REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD requirements without compromising the endorsement's guarantees. Examples 3, 4 and 6 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


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

WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

      The GWB is recalculated, equaling the greater of:

            -     The GWB before the withdrawal less the withdrawal; Or

            -     Zero.

      The GAWA:

            -     Is unchanged so long as the For Life Guarantee is valid;
                  Otherwise

            - Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

      The GWB is recalculated, equaling the lesser of:

            - Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

            - The greater of the GWB before the withdrawal less the withdrawal, or zero.

      The GAWA is recalculated because the For Life Guarantee is invalidated, equaling the lesser of:

            -     The GAWA before the withdrawal;

            -     The GWB after the withdrawal; Or

            - 5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement.

IF YOU EXCEED THE GAWA, OR FOR CERTAIN TAX-QUALIFIED CONTRACTS ONLY, THE RMD (IF GREATER THAN THE GAWA), ONE TIME WITH YOUR WITHDRAWALS, THEN THE FOR LIFE GUARANTEE IS VOID AND CANNOT BE MADE VALID AGAIN. From then on, this GMWB guarantees withdrawals until the GWB is depleted. Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 14. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.

      Under the Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals


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      should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is
            10. The RMD requirements for calendar years 2005 and 2006 are 14 and 16, respectively.

            If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn 15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below). Please see the discussion of Required Minimum Distribution Calculations relating to the 7% Guaranteed Minimum Withdrawal Benefit above for more information and examples of how calculations are done for certain tax-qualified contracts.

            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

      Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are in Appendix C, particularly examples 3, 4, and 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD REQUIREMENTS.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page
112. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 113.

PREMIUMS.

WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

      The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

      The GAWA is also recalculated, increasing by:

            -     5% of the premium net of any applicable premium taxes; Or

            -     5% of the increase in the GWB - if the maximum GWB is hit.


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We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

WITH A STEP-UP -

      The GWB equals Contract Value.

      The GAWA is recalculated, equaling the greater of:

            -     5% of the new GWB; Or

            -     The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

      - ON AND AFTER JANUARY 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

      - For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is valid. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

      The GWB is recalculated, equaling the greater of:

            -     The GWB before the payment less the payment; Or

            -     Zero.

      The GAWA:

            -     Is unchanged so long as the For Life Guarantee is valid;
                  Otherwise

            - Is recalculated, equaling the lesser of the GAWA before, and the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements


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terminate without value. And no other death benefit is payable, including the
Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

      - Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

            -     Upon the Owner's death, the For Life Guarantee is void.

            - Only the GWB is payable while there is value to it (until depleted).

            - The spousal Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

            - Contract Anniversaries will continue to be based on the Contract's Issue Date.

      -     Continue the Contract without this GMWB (GMWB is terminated).

      - Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 110.

TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly statement charge and all benefits cease on the earliest of:

      -     The Income Date;

      - The date of complete withdrawal of Contract Value (full surrender of the Contract);

      - The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

      - The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

      - The date all obligations under this GMWB are satisfied after the Contract Value is zero.

EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 7. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations allowing the GWB and GAWA to grow (even in a down market relative to your Contract Value allocated to any Investment Divisions). The growth, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006. The box below has more information about the bonus, including:

      -     How the bonus is calculated;

      - What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;


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      -     For how long the bonus is available; and

      -     When and what happens when the bonus is applied to the GWB.

      The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

            - When this GMWB is added to the Contract, the Bonus Base equals the GWB.

            - With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, or the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                  - All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                  - A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

            - With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

            - With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

      THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

      The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

            - The tenth Contract Anniversary after the effective date of the endorsement;

            - The Contract Anniversary on or immediately following the Owner's (if Joint Owners, the oldest Owner's) 81st birthday; or

            -     The date Contract Value is zero.

      Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

      The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

            -     The GWB is recalculated, increasing by 5% of the Bonus Base.

            - The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

      Applying the bonus to the GWB does not affect the Bonus Base.

4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT. The examples in Appendix C supplement the description of the GMWB in limited circumstances and with specific factual assumptions, although the examples for the For Life guarantee are not applicable to this GMWB. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

      -     The Owner's life (the "For Life Guarantee");

                  The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).


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

                  So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

      Or

      - Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                  The GWB is the guaranteed amount available for future periodic withdrawals.

      - For Contracts to which this GMWB is added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information). EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

      BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 50 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT
(GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is called the Guaranteed Annual Withdrawal Amount (GAWA). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

      The GWB equals initial premium net of any applicable premium taxes.

      The GAWA equals 4% of the GWB.

WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

      The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

      The GAWA equals 4% of the GWB.

Contract Enhancements are not included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your


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Contract post issue on any Contract Anniversary, the GWB is calculated based on
Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than the GAWA. The two tables below clarify what happens in either instance.

WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GAWA -

      The GWB is recalculated, equaling the greater of:

            -     The GWB before the withdrawal less the withdrawal; Or

            -     Zero.

      The GAWA:

            -     Is unchanged so long as the For Life Guarantee is valid;
                  Otherwise

            - Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the GAWA. You may withdraw the GAWA all at once or throughout the Contract Year. Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the GAWA in a Contract Year causes the GWB and the GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GAWA -

      The GWB is recalculated, equaling the lesser of:

            - Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

            - The greater of the GWB before the withdrawal less the withdrawal, or zero.

      The GAWA is recalculated because the For Life Guarantee is invalidated, equaling the lesser of:

            -     The GAWA before the withdrawal;

            -     The GWB after the withdrawal; Or

            - 4% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement.

IF YOU EXCEED THE GAWA ONE TIME WITH YOUR WITHDRAWALS, THEN THE FOR LIFE GUARANTEE IS VOID AND CANNOT BE MADE VALID AGAIN. Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 14. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They


                                       95
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are subject to the same restrictions and processing rules as described in the
Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 112. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 113.

PREMIUMS.

WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

      The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

      The GAWA is also recalculated, increasing by:

            -     4% of the premium net of any applicable premium taxes; Or

            -     4% of the increase in the GWB - if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

WITH A STEP-UP -

      The GWB equals Contract Value.

      The GAWA is recalculated, equaling the greater of:

            -     4% of the new GWB; Or

            -     The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

      - ON AND AFTER JANUARY 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

      - For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is valid. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.


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AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

      The GWB is recalculated, equaling the greater of:

            -     The GWB before the payment less the payment; Or

            -     Zero.

      The GAWA:

            -     Is unchanged so long as the For Life Guarantee is valid;
                  Otherwise

            - Is recalculated, equaling the lesser of the GAWA before, and the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

      - Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

            -     Upon the Owner's death, the For Life Guarantee is void.

            - Only the GWB is payable while there is value to it (until depleted).

            - The spousal Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

            - Contract Anniversaries will continue to be based on the Contract's Issue Date.

      -     Continue the Contract without this GMWB (GMWB is terminated).

      - Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 110.

TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly statement charge and all benefits cease on the earliest of:

      -     The Income Date;

      - The date of complete withdrawal of Contract Value (full surrender of the Contract);

      - The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

      - The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

      - The date all obligations under this GMWB are satisfied after the Contract Value is zero.

EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 7. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to grow (even in a down market relative to your Contract Value allocated to any Investment Divisions). The growth, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006. The box below has more information about the bonus, including:

      -     How the bonus is calculated;

      - What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

      -     For how long the bonus is available; and

      -     When and what happens when the bonus is applied to the GWB.

      The bonus equals 5% and is based on a sum that may vary after this GMWB was added to the Contract (the "Bonus Base"), as described immediately below.

            - When this GMWB is added to the Contract, the Bonus Base equals the GWB.

            - With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                  - All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                  - A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

            - With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

            - With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

      THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

      The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

            - The tenth Contract Anniversary after the effective date of the endorsement;

            - The Contract Anniversary on or immediately following the Owner's (if Joint Owners, the oldest Owner's) 81st birthday; or

            -     The date Contract Value is zero.

      Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

      The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

            -     The GWB is recalculated, increasing by 5% of the Bonus Base.

            - The GAWA is then recalculated, equaling the greater of 4% of the new GWB and the GAWA before the bonus.

      Applying the bonus to the GWB does not affect the Bonus Base.


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      THERE ARE EXAMPLES ILLUSTRATING THE BONUS, IN LIMITED CIRCUMSTANCES AND
      WITH SPECIFIC FACTUAL ASSUMPTIONS, WITH THE 5% FOR LIFE GMWB. THESE EXAMPLES ARE IN THE APPENDICES.

SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal. Example 6 in Appendix C illustrates the consequences of a withdrawal preceding a Step-Up. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a withdrawal charge and an Excess Interest Adjustment.

SUSPENSION OF WITHDRAWALS OR TRANSFERS. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

      - the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      - under applicable SEC rules, trading on the New York Stock Exchange is restricted;

      - under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

      -     the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account and the Indexed Fixed Option for up to six months or the period permitted by law.

                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least 7 days before the Income Date, but changes of the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract or the calendar year in which you attain age 70 1/2 under a traditional Individual Retirement Annuity (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually or annually. Or you can choose a single lump sum payment. If you have less than $5,000 to apply toward an


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income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

VARIABLE INCOME PAYMENTS. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

      - the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

      - the amount of any applicable premium taxes, recapture charges or withdrawal charges and any Excess Interest Adjustment deducted from your Contract Value on the Income Date;

      -     which income option you select; and

      - the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3% for option 4 or 4.5% for options 1-3 and, if you select an income option with a life contingency, the age and gender of the Annuitant; however, the assumed investment rate is 3% for all options on Contracts issued ON OR AFTER OCTOBER 4, 2004. State variations may apply.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

INCOME OPTIONS. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant). The following income options may not be available in all states.

OPTION 1 - Life Income. This income option provides monthly payments for your life.

OPTION 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

OPTION 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled


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payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

ADDITIONAL OPTIONS - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

GUARANTEED MINIMUM INCOME BENEFIT. The optional Guaranteed Minimum Income Benefit ("GMIB") endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. The guarantee is different depending on when you purchased a Contract.

This benefit is only available if

      -     you elect it prior to your Contract's Issue Date;

      -     the Annuitant is not older than age 75 on the Issue Date; and

      - you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract Anniversary but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

The GMIB will terminate and will not be payable at the earliest of:

      -     the Income Date (if prior to the effective date of the GMIB);

      - the 31st calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

      -     the date you make a total withdrawal from the Contract;

      - upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

      - if the Owner is not a natural person, upon the death of the Annuitant.

Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking the GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only types of income payments available under the GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

OPTION 1 - Life Income,

OPTION 2 - Joint and Survivor,

OPTION 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available, and no partial annuitizations will be allowed.

After the 10th Contract Anniversary or any subsequent Contract Anniversary, the Contract Owner must exercise this option prior to the Income Date. The GMIB may not be appropriate for Owners


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who will be subject to any required minimum distributions under an IRA or other qualified plan prior to the expiration of 10 Contract Years. Please consult a tax advisor on this and other matters of selecting income options.

The GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in any withdrawals or death benefits. You will not receive any benefit under this endorsement if you make a total withdrawal of your Contract Value.

Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the "GMIB BENEFIT BASE." The GMIB Benefit Base is the GREATER OF (A) OR (B), WHERE:

(A) IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:

      -     all premiums you have paid (net of any applicable premium taxes);
            plus

      - any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; minus

      - an adjustment (described below) for any withdrawals (including any applicable charges and Excess Interest Adjustments to those withdrawals);

compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant's 80th birthday or the exercise date of the GMIB.

For Contracts issued BEFORE MAY 2, 2005, with the Roll-Up Component, any taxes incurred and the following charges are also subtracted from your premiums and Contract Enhancements: annual contract maintenance charges; transfer charges; and any applicable non-asset based Contract charges due (other than the GMIB charge) under any optional endorsement.

All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of the GMIB. For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments to such withdrawal). In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary. Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

For example, the calculations for a Contract issued with an initial Premium payment of $10,000, the Guaranteed Minimum Income Benefit, and a 4% Contract Enhancement would be as follows. Assume the Owner takes a gross withdrawal during the Contract Year of $400, which is less than 5% of the Roll-Up Component as of the previous Contract Anniversary and therefore treated as a dollar-for-dollar withdrawal at the end of the Contract Year. The Roll-Up Component of the GMIB Benefit Base at the end of the year will be equal to the Premium and Contract Enhancement accumulated at 5% to the end of the year; less the withdrawal adjustment of $400 made at the end of the year. The resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $400 = $10,520. (If your
Contract was issued BEFORE MAY 2, 2005, then annual contract maintenance


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charges are also subtracted, and the resulting Roll-Up Component is equal to
($10,000 + $400) x 1.05 - $35 - $400 = $10,485.) These examples do not take into account taxes.

AND (B) IS THE GREATEST CONTRACT VALUE COMPONENT AND IS EQUAL TO:

      - the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; minus

      - an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Excess Interest Adjustments for those withdrawals); plus

      - any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; minus

      - any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract Anniversary; and minus

      -     any taxes deducted after that Contract Anniversary.

All of the applicable listed events and their adjustments are made on the date of the transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

Neither component of the GMIB Benefit Base will ever exceed:

      - 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); minus

      - any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

For Contracts issued BEFORE MAY 2, 2005, with both components of the GMIB Benefit Base, any taxes incurred and the following charges are also subtracted from your premiums: annual contract maintenance charges; transfer charges; and any non-asset based Contract charges due under any optional endorsement. The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of the GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

YOU MAY NOT ELECT BOTH THE GMIB AND A GMWB, AND YOU MAY NOT ELECT TO ADD A GMWB AFTER THE ISSUE DATE TO A CONTRACT WITH THE GMIB.


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                                  DEATH BENEFIT

The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase. Instead you may choose an optional death benefit for an additional charge, availability of which may vary by state. For more information about the availability of an optional death benefit in your state, please see the application, check with the registered representative helping you to purchase the Contract or contact us at our Annuity Service Center. Our contact information is on the first page of this prospectus. The optional death benefits are only available upon application, and once chosen, cannot be canceled. The effects of any GMWB on the amount payable to your beneficiaries upon your death should be considered in selecting the death benefits in combination with a GMWB.

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). Payment will include any required interest from the date of death. The death benefit paid will be the basic death benefit unless you have selected the Earnings Protection Benefit and/or one of the other death benefit endorsements. If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the account value will be put into your account as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Investment Divisions and Fixed Account according to the current allocation instructions on file for your account as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

BASIC DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

      - your Contract Value on the date we receive all required documentation from your Beneficiary; or

      - the total premiums you have paid since your Contract was issued reduced for prior withdrawals (including any applicable charges and adjustments), in the same proportion that the Contract Value was reduced on the date of the withdrawal. For Contracts issued BEFORE OCTOBER 4, 2004, the withdrawal adjustment is equal to the dollar amount of the withdrawal, and this component of the death benefit would be further reduced by any annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes.

EARNINGS PROTECTION BENEFIT. The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death. If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.


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If you are between the ages of 70 and 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

For purposes of this benefit, we define earnings as the amount by which the sum of your Contract Value, including any Contract Enhancement, exceeds the remaining premiums (premiums not previously withdrawn). For purposes of this calculation, your Indexed Fixed Option value will be the amount allocated to the Indexed Fixed Option accumulated at 3% annually and adjusted for any amounts cancelled or withdrawn for charges, deductions, withdrawals or any taxes due. If the earnings amount is negative, i.e., the total remaining premiums are greater than your Contract Value, no Earnings Protection Benefit will be paid. In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the remaining premiums, excluding remaining premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract
Year).

As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, the Earnings Protection Benefit will be paid upon your death and your spouse may then discontinue the Earnings Protection Benefit. If your spouse fails to make such an election, the Earnings Protection Benefit will remain in force and upon your spouse's death we will pay an Earnings Protection Benefit if the Contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in "Special Spousal Continuation Option" beginning on page 110). In addition, the maximum earnings on which we calculate the Earnings Protection Benefit is 250% of the Contract Value after application of the Continuation Adjustment plus remaining premiums paid on or after the Continuation Date (excluding remaining premiums paid within 12 months of your spouse's death).

You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated. However, if the Contract is continued under the Special Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

No Earnings Protection Benefit (other than a "Continuation Adjustment" described below in "Special Spousal Continuation") will be paid:

      -     if your Contract is in the income phase at the time of your death;

      -     if there are no earnings in your Contract; or

      - if your spouse exercises the Special Spousal Continuation Option (described below) and either

                  -     is age 76 or older at the Continuation Date or

                  -     elects to discontinue the Earnings Protection Benefit.

The Earnings Protection Benefit may not be available in your state. See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

OPTIONAL DEATH BENEFITS. Several optional death benefits are available, in lieu of or in addition to any Earnings Protection Benefit, which are designed to protect your Contract Value from potentially poor investment performance, particularly with respect to the Investment Division, and the impact that poor investment performance could have on the amount of the basic death benefit. Because there is an additional annual charge for each of these optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit. Optional death benefits are available if you are 79 years of age or younger on the Contract's Issue Date. However, the older you are when your Contract is issued, the less advantageous it would be


                                      105
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for you to select an optional death benefit. These optional death benefits are subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

DEPENDING ON WHEN AND IN WHAT STATE YOU APPLIED FOR THE CONTRACT, THE AVAILABILITY OF AN OPTIONAL DEATH BENEFIT MAY HAVE BEEN DIFFERENT; HOW AN OPTIONAL DEATH BENEFIT IS CALCULATED VARIES; AND WE MAY HAVE REFERRED TO AN OPTIONAL DEATH BENEFIT BY A DIFFERENT NAME - ALL AS NOTED BELOW.

For purposes of these optional death benefits, "Net Premiums" are defined as your premium payments net of premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%. Similarly, with the "Highest Anniversary Value" component, the adjustment to your Contract Value for applicable charges will have occurred proportionally at the time of the deductions. For Contracts issued BEFORE OCTOBER 4, 2004, your premium payments are further reduced by the annual contract maintenance charges, transfer charges, the charges for any optional benefit endorsements, and taxes. Also for Contracts issued BEFORE OCTOBER 4, 2004, the withdrawal adjustment is instead equal to the dollar amount of your withdrawals.

FOLLOWING ARE THE CALCULATIONS FOR THE OPTIONAL DEATH BENEFITS ON AND AFTER MAY 2, 2005. For purposes of these calculations, with the "Roll-up" component, interest will compound (accumulate) until the Contract Anniversary immediately preceding your 81st birthday.

      5% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

            (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

            (b) total Net Premiums since your Contract was issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

            (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, plus your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday.

      However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date.

      4% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

            (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

            (b) total Net Premiums since your Contract was issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

            (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, plus your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday.

      However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

      HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

            (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

            (b)   total Net Premiums since your Contract was issued; or

            (c) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

      COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

            (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

            (b) total Net Premiums since your Contract was issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

            (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, plus your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

            (d) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes), subsequent to that Contract Anniversary.

      However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date.

      COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

            (a) your Contract Value as of the business day on which we receive all required documentation from your Beneficiary; or

            (b) total Net Premiums since your Contract was issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

            (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, plus your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or


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            (d)   your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

      However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

FOLLOWING ARE THE CALCULATIONS FOR THE OPTIONAL DEATH BENEFITS BEFORE MAY 2, 2005. For purposes of these calculations, amounts in (c) and (d) of the roll-up and combination death benefits are limited to 250% of your total Net Premiums; however, this limitation does not include the amount payable with the Earnings Protection Benefit. For more information, please see "Earnings Protection Benefit" beginning on page 104. We will not permit you to use multiple Contracts to try to circumvent this limitation.

      5% ROLL-UP DEATH BENEFIT (5% COMPOUNDED DEATH BENEFIT), changes your basic death benefit to the greatest of:

            (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

            (b)   total Net Premiums since your Contract was issued; or

            (c) total Net Premiums since your Contract was issued, compounded at 5% per annum; or

            (d) your Contract Value at the end of your seventh Contract year, plus your total Net Premiums since your seventh Contract year, compounded at 5% per annum.

      However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date.

      4% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

            (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

            (b)   total Net Premiums since your Contract was issued; or

            (c) total Net Premiums since your Contract was issued, compounded at 4% per annum; or

            (d) your Contract Value at the end of your seventh Contract Year, plus your total Net Premiums since your seventh Contract Year, compounded at 4% per annum.

      However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

      HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT), changes your basic death benefit to the greatest of:

            (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

            (b)   total Net Premiums since your Contract was issued; or


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            (c)   your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable withdrawal charges and adjustments), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

      COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (COMBINATION DEATH BENEFIT), changes your basic death benefit to the greatest of:

            (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

            (b)   total Net Premiums since your Contract was issued; or

            (c) total Net Premiums since your Contract was issued, compounded at 5% per annum; or

            (d) your Contract Value at the end of your seventh Contract year, plus your total Net Premiums since your seventh Contract year, compounded at 5% per annum; or

            (e) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable withdrawal charges and adjustments), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary).

      However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date.

      COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

            (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

            (b)   total Net Premiums since your Contract was issued; or

            (c) total Net Premiums since your Contract was issued, compounded at 4% per annum; or

            (d) your Contract Value at the end of your seventh Contract Year, plus your total Net Premiums since your seventh Contract Year, compounded at 4% per annum; or

            (e) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, minus any withdrawals (including any applicable withdrawal charges and adjustments), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes)subsequent to that Contract Anniversary.

      However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

PAYOUT OPTIONS. The basic death benefit and the optional death benefits, can be paid under one of the following payout options:


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      -     single lump sum payment; or

      -     payment of entire death benefit within 5 years of the date of death;
            or

      - payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. For more information, please see "Special Spousal Continuation Option" beginning on page 110.

PRE-SELECTED PAYOUT OPTIONS. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death. The Pre-selected Death Benefit Option may not be available in your state.

SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Moreover, if the Contract has the Earnings Protection Benefit and/or another optional death benefit (instead of the basic death benefit), we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If you have Contract Values allocated to the Indexed Fixed Option on the Continuation Date, we will transfer your Indexed Fixed Option value to the one-year Fixed Account option. Once the transfer is completed, the Fixed Account may be subject to restrictions. Your spouse may then transfer this amount to any available Investment Division or Fixed Account options, but your spouse may not transfer this amount back into the Indexed Fixed Option. If your spouse


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subsequently withdraws any of the amount transferred, we may charge a withdrawal charge on any portion of the amount withdrawn attributable to premiums. We will base the withdrawal charge on the number of years since the premium originally was allocated to the Indexed Fixed Option. Contract Value may remain in the Indexed Fixed Option if your spouse continues the Contract other than under the Special Spousal Continuation Option. This means spousal continuation of the Contract does not include a Continuation Adjustment.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit including any Earnings Protection Benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected. However, your spouse may then terminate the Earnings Protection Benefit and no further Earnings Protection Benefit charges will be deducted and no Earnings Protection Benefit will be paid upon your spouse's death. The GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see "Guaranteed Minimum Income Benefit" beginning on page
101. Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 47. Because the "for life" guarantee would no longer be in effect with the 5% or 4% for Life GMWB with Bonus, however, the benefit would allow the spouse to take partial withdrawals until the GWB is depleted. The Contract, and its optional benefits, remains the same, except as described above. There is no charge for the Spousal Continuation Option; however, your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

UNLESS YOUR SPOUSE DISCONTINUES THE EARNINGS PROTECTION BENEFIT ON THE CONTINUATION DATE, CHARGES FOR THE BENEFIT WILL BE DEDUCTED EVEN THOUGH NO EARNINGS PROTECTION BENEFIT WILL APPLY IF YOUR SPOUSE IS 76 OR OLDER WHEN THE CONTRACT IS CONTINUED.

The Special Spousal Continuation Option is available to elect one time on the Contract. However, if you have elected the Pre-Selected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Pre-Selected Death Benefit Option may not be available in your state.

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

DEATH OF ANNUITANT. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


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           If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                                      TAXES

           THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

           TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified Contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

           If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified Contract.

           The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

           NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

           NON-QUALIFIED CONTRACTS - AGGREGATION OF CONTRACTS. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

           NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

           The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:



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                  -     paid on or after the date you reach age 59 1/2;

                  -     paid to your Beneficiary after you die;

                  - paid if you become totally disabled (as that term is defined in the Code);

                  - paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

                  -     paid under an immediate annuity; or

                  -     which come from premiums made prior to August 14, 1982.



           NON-QUALIFIED CONTRACTS - REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

           The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary," who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

           TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes required minimum distributions for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

           WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

                  -     reaches age 59 1/2;

                  -     leaves his/her job;

                  -     dies;

                  -     becomes disabled (as that term is defined in the Code);
                        or

                  - experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

           WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from


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            Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

            CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

                  - there was a written agreement providing for payments of the fees solely from the annuity Contract,

                  -     the Contract Owner had no liability for the fees, and

                  - the fees were paid solely from the annuity Contract to the adviser.

           EXTENSION OF LATEST INCOME DATE. If you do not annuitize your Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

           DEATH BENEFITS. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

           IRS APPROVAL. The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

           ASSIGNMENT. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

           DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements.

           OWNER CONTROL. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the Contract Owners to be treated as the Owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, Contract or agreement between the Contract Owner and Jackson National regarding the availability of a



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           particular investment option and other than the
           Contract Owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

           The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 66 Investment Divisions and at least one Fixed Account option, although a Contract Owner can select no more than 18 fixed and variable options at any one time. The second difference is that the Owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.

           The Revenue Ruling states that whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

           WITHHOLDING. In general, distributions from a Contract are subject to 10% federal income tax withholding unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

           Any distribution from a tax-qualified contract eligible for rollover will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

           The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

                  (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

                  (b)   a required minimum distribution;

                  (c)   a hardship withdrawal; or

                  (d)   the non-taxable portion of a distribution.

                                OTHER INFORMATION

           DOLLAR COST AVERAGING. If the amount allocated to the Investment Divisions plus the amount allocated to Fixed Account options (other than the Indexed Fixed Option) is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account options from the one-year Fixed Account or any of the Investment Divisions. If the Fixed Account options are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. In the case of transfers from the one-year Fixed Account or Investment Divisions with a stable unit value to the Investment Divisions, this can let you pay a lower average cost per unit over time


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            than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. There is no charge for Dollar Cost Averaging. Certain restrictions may apply.

            DOLLAR COST AVERAGING PLUS (DCA+). The DCA+ Fixed Account is a "source account" designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Accounts. The DCA+ Fixed Account is credited with an enhanced interest rate. If a DCA+ Fixed Account is selected, monies in the DCA+ Fixed Account will be systematically transferred to the Investment Divisions or other Fixed Accounts chosen over the DCA+ term selected. There is no charge for DCA+. You should consult your JNL representative with respect to the current availability of the Fixed Account options and the availability of DCA+.

            EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one year Fixed Account Option, if currently available, and the Money Market Investment Division). There is no charge for Earnings Sweep.

            REBALANCING. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account (if currently available) periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions. There is no charge for Rebalancing.

            You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

            FREE LOOK. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return

                  -     the Contract Value, plus

                  - any fees (other than asset-based fees) and expenses deducted from the premiums, minus

                  -     any applicable Contract Enhancement recapture charges.

            We will determine the Contract Value in the Investment Divisions as of the date we receive your Contract we receive the Contract or the date you return it to the selling agent. We will return premium payments where required by law. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

            ADVERTISING. From time to time, we may advertise several types of performance of the Investment Divisions.

                  - TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

                  - STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

                  - NON-STANDARDIZED TOTAL RETURN may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the

                        Fund, rather than the inception date of the Investment Division.

                  - YIELD refers to the income generated by an investment over a given period of time.



           Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the annual contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

           RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved Contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

           MODIFICATION OF YOUR CONTRACT. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

           LEGAL PROCEEDINGS. Jackson National is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against JNL asserts various theories of liability and purports to be filed on behalf of individuals or differing classes persons in the United States who purchased either life insurance or annuity products from JNL during periods ranging from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson National on a non-material basis, or is being vigorously defended. At this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.

                                 PRIVACY POLICY

           COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

                  - Information we receive from you on applications or other forms;

                  -     Information about your transactions with us;

                  -     Information we receive from a consumer reporting agency;

                  - Information we obtain from others in the process of verifying information you provide us; and

                  - Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

           DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

           In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

           We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

           We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

           SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

           We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION


General Information and History..............................................  2

Services.....................................................................  2

Purchase of Securities Being Offered.........................................  4

Underwriters.................................................................  4

Calculation of Performance...................................................  4

Additional Tax Information...................................................  7

Net Investment Factor........................................................ 18

Condensed Financial Information.............................................. 19


                                   APPENDIX A

DOW JONES DOES NOT:

-     Sponsor, endorse, sell or promote the JNL/Mellon Capital Management Dow
      (SM) 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

-     Recommend that any person invest in the JNL/Mellon Capital Management Dow
      (SM) 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

- Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

- Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

- Consider the needs of the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund or the owners of the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT DOW(SM) 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOW(SM) DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,

      - DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

            - THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT DOW(SM) 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOW(SM) DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOW(SM) 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOW(SM) DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

            -     THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

            - THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

      - DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

      - UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOW(SM) 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOW(SM) DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.

                                   APPENDIX B

JNL EXAMPLE 1 USING THE BASE WITHDRAWAL CHARGE SCHEDULE
--------------------------------------------------------------------------------
              100,000.00  : Premium
                   6.00%  : Withdrawal Charge Year 4
                   4.00%  : Contract Enhancement
                   2.50%  : Recapture Charge Year 4
                   5.50%  : Net Return

AT END OF YEAR 4

              128,837.76  : Contract Value at end of year 4
              100,000.00  : Net Withdrawal requested

               28,837.76  : Earnings
               77,772.94  : Premium withdrawn (grossed up to account for
              -----------   Withdrawal Charge and Recapture Charge)
              106,610.70  : Total Gross Withdrawal

              106,610.70  : Total Gross Withdrawal
               -4,666.38  : Withdrawal Charge
               -1,944.32  : Recapture Charge
              -----------
              100,000.00  : Total Net Withdrawal

JNL EXAMPLE 2 USING THE BASE WITHDRAWAL CHARGE SCHEDULE
--------------------------------------------------------------------------------
                 10/1/05
              100,000.00  : Premium
                   7.00%  : Withdrawal Charge Contribution Year 3
                   2.50%  : Recapture Charge Contribution Year 3
                 12/1/05
              100,000.00  : Premium
                   8.00%  : Withdrawal Charge Contribution Year 2
                   4.00%  : Recapture Charge Contribution Year 2

                   4.00%  : Contract Enhancement
                   0.00%  : Net Return

                 11/1/07
              208,000.00  : Contract Value
              150,000.00  : Net Withdrawal Requested

                8,000.00  : Earnings
               12,000.00  : 10% Additional Free Withdrawal amount
              100,000.00  : Premium 1 withdrawn (grossed up to account
                            for Withdrawal Charge and Recapture Charge)
               44,886.36  : Premium 2 withdrawn (grossed up to account for
              -----------   Withdrawal Charge and Recapture Charge)
              164,886.36  : Total Gross Withdrawal

              164,886.36  : Total Gross Withdrawal
               -7,000.00 : Withdrawal Charge from Premium 1 -2,500.00 : Recapture Charge from Premium 1 -3,590.91 : Withdrawal Charge from Premium 2 -1,795.45 : Recapture Charge from Premium 2
              -----------
              150,000.00  : Total Net Withdrawal

                                   APPENDIX C

                            GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a 5% GMWB when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD at the time a withdrawal is requested, and all partial withdrawals requested include any applicable charges. If you elected a GMWB other than a 5% GMWB, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate percentage.

EXAMPLE 1: AT ELECTION, YOUR GWB AND GAWA ARE DETERMINED.

      -     Example 1a: If the GMWB is elected at issue:

            - Your initial GWB is $100,000, which is your initial Premium payment.

            - Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

      - Example 1b: If the GMWB is elected after issue when the Contract Value is $105,000:

            - Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

            - Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

      - Example 1c: If the GMWB is elected after issue when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

            - Your initial GWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

            - Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

      -     Notes:

            - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB and the time of election.

EXAMPLE 2: UPON PAYMENT OF A SUBSEQUENT PREMIUM, YOUR GWB AND GAWA ARE RE-DETERMINED. YOUR GWB IS SUBJECT TO A MAXIMUM OF $5,000,000.

      - Example 2a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:

            - Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).

            - Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

      - Example 2b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

            - Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

            - Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 =
                  $2,500).

      -     Notes:

            - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.

EXAMPLE 3: UPON WITHDRAWAL OF THE GUARANTEED AMOUNT (WHICH IS YOUR GAWA FOR ENDORSEMENTS FOR NON-QUALIFIED AND QUALIFIED CONTRACTS THAT DO NOT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA OR WHICH IS THE GREATER OF YOUR GAWA OR YOUR RMD FOR THOSE GMWBS RELATED TO QUALIFIED CONTRACTS THAT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA TO EQUAL YOUR RMD), YOUR GWB AND GAWA ARE RE-DETERMINED.

      - Example 3a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

            - Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

            - Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

            - If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years.

      - Example 3b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and your RMD provision is in effect for your endorsement:

            - Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

            - Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

            - If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB) if your endorsement is not a For Life GMWB or if your endorsement is a For Life GMWB and the For Life Guarantee is not in effect. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life, even beyond 19 years.

      -     Notes:

            - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

            - If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.

            - Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 4: UPON WITHDRAWAL OF AN AMOUNT THAT EXCEEDS YOUR GUARANTEED AMOUNT (AS DEFINED IN EXAMPLE 3), YOUR GWB AND GAWA ARE RE-DETERMINED.

      - Example 4a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $120,000 and your GWB is $100,000:

            - Your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($120,000
                  - $10,000 = $110,000).

            - Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

                  - If your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($110,000*0.05 = $5,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

                  - If your endorsement is a For Life GMWB and is effective on or after 05/01/2006, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500), and if the

                        For Life Guarantee was effective prior to the withdrawal, it remains in effect. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.

            - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, your bonus base is recalculated to equal $90,000, which is the lesser of 1) your bonus base prior to the withdrawal ($100,000) or 2) your GWB following the withdrawal ($90,000). In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

      - Example 4b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

            - Your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000
                  - $10,000 = $95,000).

            - Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

            - If your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

            - If your endorsement is a For Life GMWB and is effective on or after 05/01/2006, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500), and if the For Life Guarantee was effective prior to the withdrawal, it remains in effect. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.

      - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, your bonus base is recalculated to equal $90,000, which is the lesser of 1) your bonus base prior to the withdrawal ($100,000) or 2) your GWB following the withdrawal ($90,000). In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

      - Example 4c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $90,000 and your GWB is $100,000:

            - Your new GWB is $80,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($90,000 - $10,000 = $80,000).

            - Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

                  - If your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal

                        $4,000, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($80,000*0.05 = $4,000). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($80,000 / $4,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

                  - If your endorsement is a For Life GMWB and is effective on or after 05/01/2006, your GAWA is recalculated to equal $4,000, which is 5% of your new GWB ($80,000*0.05 = $4,000), and if the For Life Guarantee was effective prior to the withdrawal, it remains in effect. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($80,000 / $4,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.

            - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, your bonus base is recalculated to equal $80,000, which is the lesser of 1) your bonus base prior to the withdrawal ($100,000) or 2) your GWB following the withdrawal ($80,000). In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

      -     Notes:

            - If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

            - Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 5: UPON STEP-UP, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE STEP-UP PROVISION.)

      - Example 5a: If at the time of step-up your Contract Value is $200,000, your GWB is $100,000 and your GAWA is $5,000:

            - Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value.

            - Your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

            - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

            - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.

      - Example 5b: If at the time of step-up your Contract Value is $90,000, your GWB is $80,000 and your GAWA is $5,000:

            - Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value.

            - Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

            - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

            - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years.

      -     Notes:

            - If your endorsement contains a provision for Owner-initiated step-ups, the election of an Owner-initiated step-up may result in an increase in the GMWB charge. If the charge does increase, a separate calculation would be recommended to establish if the step-up is a beneficial election.

            - If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

            - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

EXAMPLE 6: IMPACT OF THE ORDER OF TRANSACTIONS. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE STEP-UP PROVISION.)

      - If prior to any transactions your Contract Value is $200,000, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to your GAWA ($5,000):

            - If you request the withdrawal after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 =
                  $10,000). Following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.

                  - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

      - If you requested the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.

            - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of
                  1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

      -     Notes:

            - As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA. If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. If the step-up does not increase your GAWA or the withdrawal requested is greater than your new GAWA, your GAWA resulting from the transactions is the same regardless of the order of the transactions.

            - This example would apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

            - If your endorsement contains a provision for Owner-initiated step-ups, the election of an Owner-initiated step-up may result in an increase in the GMWB charge.

            - If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

            - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

            - If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

            - Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 7: UPON APPLICATION OF THE GUARANTEED WITHDRAWAL BALANCE BONUS, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE BONUS PROVISION.)

      - Example 7a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:

            - Your new GWB is recalculated to equal $105,000, which is equal to your GWB plus 5% of your bonus base ($100,000 + $100,000*0.05 = $105,000).

            - Your GAWA for the next year is recalculated to equal $5,250, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($105,000*0.05
                  = $5,250).

            - After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($105,000 / $5,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.

      - Example 7b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:

            - Your new GWB is recalculated to equal $95,000, which is equal to your GWB plus 5% of your bonus base ($90,000 + $100,000*0.05 = $95,000).

            - Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($95,000*0.05 = $4,750).

            - After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years.

      -     Notes:

            - Your bonus base is not recalculated upon the application of the bonus to your GWB.

EXAMPLE 8: FOR LIFE GUARANTEE BECOMES EFFECTIVE AFTER THE EFFECTIVE DATE OF THE ENDORSEMENT. AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, YOUR GAWA IS RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB EFFECTIVE ON OR AFTER 05/01/2006.)

      - Example 8a: If on the Contract Anniversary on or immediately following your 65th birthday your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

            - Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

            - The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option). Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

      - Example 8b: If your Contract Value has fallen to $0 prior to the Contract Anniversary on or immediately following your 65th birthday, your GWB is $50,000 and your GAWA is $5,000:

            - You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

            - The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

      - Example 8c: If on the Contract Anniversary on or immediately following your 65th birthday, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

            - Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

            - The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option). Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

            - Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option).

      -     Notes:

            - For endorsements with a Joint Option, your GAWA is recalculated and the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Joint Owner's 65th birthday.

EXAMPLE 9: FOR LIFE GUARANTEE ON A FOR LIFE GMWB WITH JOINT OPTION. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB WITH JOINT OPTION EFFECTIVE ON OR AFTER 05/01/2006.)

      - If at the time of the first death of the Joint Owners the Contract Value is $105,000, your GWB is $100,000, and your GAWA is $5,000:

            - The spouse may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on or immediately following the date that the youngest Joint Owner attains (or would have attained) age
                  65. Once the For Life Guarantee becomes effective, the surviving Joint Owner will be able to take annual withdrawals equal to your GAWA for the rest of his or her life.

            -     Your GWB remains $100,000 and your GAWA remains $5,000.

-     Notes:

      - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.

                                   APPENDIX D

                 Advest                                    NPH
               AG Edwards                                  ONB
            American General                           Oppenheimer
          American Portfolios                          Packerland
          Centaurus Financial                   Peoples Securities, Inc.
     Commonwealth Financial Network                       PFIC
       Ferris, Baker, Watts Inc.                      PiperJaffray
         Fifth Third Securities                  Prime Capital Services
         FNB Brokerage Services                         PrimeVest
             G.W. Sherwold                             Proequities
                 Geneos                        Raymond James & Associates
     Great American Advisors, Inc.                 Raymond James / PCA
        Hantz Financial Services                     Ryan Beck & Co.
                Hibernia                           Sammons Securities
                  ICA                             Scott & Stringfellow
              ICBA / ICBFS                         Securities America
                Infinex                        Securities Service Network
Innovative Solutions Insurance Services        Sigma Financial Corporation
            Intersecurities                        Signator Investors
                 INVEST                              SII Investments
                  IPI                                   Sky Bank
      Janney Montgomery Scott LLC                        Stifel
 Jefferson Pilot Securities Corporation                  Talbot
       JJB Hilliard WL Lyons, Inc                       Thrivent
       Lincoln Financial Advisors                         UBOC
      Lincoln Investment Planning               United Brokerage Services
         Linsco Private Ledger                            UVEST
         LPL Financial Services                    Valmark Securities
                  M&T                             Vanderbilt Securities
       McDonald Investments, Inc.               Wachovia Securities, Inc.
          Met Life Securities                   Walnut Street Securities
             Morgan Keegan                        Waterstone Financial
             Morgan Peabody                        Webster Investments
       Mutual Service Corporation                          WM
     National Planning Corporation                         XCU
             NFP Securities

                                  APPENDIX E

                            ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Effective January 17, 2006, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):

     JNL/Mellon Capital Management The Dow(SM) 10 Fund to JNL/Mellon Capital
                           Management Dow(SM) 10 Fund

     JNL/Mellon Capital Management The S&P(R) 10 Fund to JNL/Mellon Capital
                           Management S&P(R) 10 Fund

Effective May 1, 2006, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):

           JNL/FMR Capital Growth Fund to JNL/FMR Mid-Cap Equity Fund

  JNL/Salomon Brothers High Yield Bond Fund to JNL/Western High Yield Bond Fund

   JNL/Salomon Brothers Strategic Bond Fund to JNL/Western Strategic Bond Fund

           JNL/Salomon Brothers U.S. Government & Quality Bond Fund to
                JNL/Western U.S. Government & Quality Bond Fund

Also effective January 17, 2006, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Mellon Capital Management Dow(SM) Dividend Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020, and JNL/S&P Retirement 2025 Fund.

Also effective May 1, 2006, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Franklin Templeton Income Fund, JNL/Goldman Sachs Short Duration Bond Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management S&P(R) 24
Fund, and JNL/Mellon Capital Management JNL Optimized 5 Fund.

At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

Accumulation Unit Values
BASE CONTRACT - 1.25%

INVESTMENT DIVISIONS                                DECEMBER 31,     DECEMBER 31,
                                                       2005             2004
JNL/Mellon Capital Management (MCM)
Enhanced S&P 500 Stock
Index Division(581)

  Accumulation unit value:
    Beginning of period                                 $8.39              $7.53
    End of period                                       $8.64              $8.39
  Accumulation units outstanding
  at the end of period                                  4,223              2,288

JNL/FMR Capital Growth Division(574)

  Accumulation unit value:
    Beginning of period                                $21.31             $18.27
    End of period                                      $22.35             $21.31
  Accumulation units outstanding
  at the end of period                                    707                322

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                $26.50             $25.25
    End of period                                      $27.39             $26.50
  Accumulation units outstanding
  at the end of period                                  1,046                187

JNL/Select Global Growth Division(606)

  Accumulation unit value:
    Beginning of period                                $23.55             $21.71
    End of period                                      $23.70             $23.55
  Accumulation units outstanding
  at the end of period                                    126                 --

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                $23.36             $21.64
    End of period                                      $24.30             $23.36
  Accumulation units outstanding
  at the end of period                                  7,027              7,869

INVESTMENT DIVISIONS                                DECEMBER 31,     DECEMBER 31,
                                                       2005             2004
JNL/Putnam Equity Division(587)

  Accumulation unit value:
    Beginning of period                                 $20.49            $18.46
    End of period                                       $22.00            $20.49
  Accumulation units outstanding
  at the end of period                                     521               525

JNL/Putnam Value Equity Division(574)

  Accumulation unit value:
    Beginning of period                                 $20.12            $18.33
    End of period                                       $20.84            $20.12
  Accumulation units outstanding
  at the end of period                                     348               278

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                 $12.41            $12.44
    End of period                                       $12.59            $12.41
  Accumulation units outstanding
  at the end of period                                   2,346             1,540

JNL/PPM America High Yield Bond
Division(581)

  Accumulation unit value:
    Beginning of period                                    N/A            $15.31
    End of period                                          N/A            $16.26
  Accumulation units outstanding
  at the end of period                                     N/A                --

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                 $15.81            $15.20
    End of period                                       $15.98            $15.81
  Accumulation units outstanding
  at the end of period                                  75,386            45,355

JNL/Salomon Brothers Strategic Bond
Division(572)

  Accumulation unit value:
    Beginning of period                                 $18.90            $17.70
    End of period                                       $19.16            $18.90
  Accumulation units outstanding
  at the end of period                                  55,042            26,301

INVESTMENT DIVISIONS                                DECEMBER 31,     DECEMBER 31,
                                                       2005             2004
JNL/T. Rowe Price Established
Growth Division(580)

  Accumulation unit value:
    Beginning of period                                 $26.16            $23.22
    End of period                                       $27.41            $26.16
  Accumulation units outstanding
  at the end of period                                   6,887             3,375

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                 $33.96            $30.25
    End of period                                       $38.27            $33.96
  Accumulation units outstanding
  at the end of period                                   5,775             4,545

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                 $13.68            $12.20
    End of period                                       $14.95            $13.68
  Accumulation units outstanding
  at the end of period                                  33,537            25,471

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                 $17.69            $16.83
    End of period                                       $19.63            $17.69
  Accumulation units outstanding
  at the end of period                                      76                77

JNL/Eagle Core Equity Division(580)

  Accumulation unit value:
    Beginning of period                                 $17.40            $15.74
    End of period                                       $17.77            $17.40
  Accumulation units outstanding
  at the end of period                                   2,701             1,574

JNL/Eagle SmallCap Equity Division(580)

  Accumulation unit value:
    Beginning of period                                 $19.82            $16.65
    End of period                                       $20.06            $19.82
  Accumulation units outstanding
  at the end of period                                     318             3,955

INVESTMENT DIVISIONS                                DECEMBER 31,     DECEMBER 31,
                                                       2005             2004
JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                  $10.56            $9.78
    End of period                                        $10.88           $10.56
  Accumulation units outstanding
  at the end of period                                   23,176            9,385

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                  $12.92           $11.60
    End of period                                        $14.29           $12.92
  Accumulation units outstanding
  at the end of period                                   17,054            5,283

JNL/Alliance Capital Growth Division(580)

  Accumulation unit value:
    Beginning of period                                  $10.03            $9.19
    End of period                                         $9.13           $10.03
  Accumulation units outstanding
  at the end of period                                       --              292

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                  $10.57            $9.25
    End of period                                        $12.38           $10.57
  Accumulation units outstanding
  at the end of period                                   16,155           10,744

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                  $14.11           $13.60
    End of period                                        $14.26           $14.11
  Accumulation units outstanding
  at the end of period                                  180,551          106,789

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                  $13.24           $11.66
    End of period                                        $13.63           $13.24
  Accumulation units outstanding
  at the end of period                                   10,333            7,009

INVESTMENT DIVISIONS                                DECEMBER 31,     DECEMBER 31,
                                                       2005             2004
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                 $13.66            $11.99
    End of period                                       $15.29            $13.66
  Accumulation units outstanding
  at the end of period                                  16,716             3,489

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                 $14.79            $13.25
    End of period                                       $15.28            $14.79
  Accumulation units outstanding
  at the end of period                                  36,594            32,087

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                 $17.42            $15.05
    End of period                                       $18.72            $17.42
  Accumulation units outstanding
  at the end of period                                  47,310            37,892

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                 $11.16            $10.80
    End of period                                       $11.23            $11.16
  Accumulation units outstanding
  at the end of period                                   9,571             4,090

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                                 $13.22            $12.84
    End of period                                       $13.27            $13.22
  Accumulation units outstanding
  at the end of period                                   7,745             1,558

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                  $9.71             $9.38
    End of period                                        $9.05             $9.71
  Accumulation units outstanding
  at the end of period                                  52,170            12,609

INVESTMENT DIVISIONS                                DECEMBER 31,     DECEMBER 31,
                                                       2005             2004
JNL/Putnam Midcap Growth Division(583)

  Accumulation unit value:
    Beginning of period                                  $7.63             $6.48
    End of period                                        $8.45             $7.63
  Accumulation units outstanding
  at the end of period                                     308               152

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                 $13.31            $11.90
    End of period                                       $13.96            $13.31
  Accumulation units outstanding
  at the end of period                                   7,778             1,068

JNL/FMR Balanced Division(576)

  Accumulation unit value:
    Beginning of period                                 $10.27             $9.24
    End of period                                       $11.16            $10.27
  Accumulation units outstanding
  at the end of period                                  12,596             4,447

JNL/Oppenheimer Global Growth
Division(572)

  Accumulation unit value:
    Beginning of period                                 $11.40            $10.08
    End of period                                       $12.81            $11.40
  Accumulation units outstanding
  at the end of period                                  15,156            10,066

JNL/Oppenheimer Growth Division(580)

  Accumulation unit value:
    Beginning of period                                  $8.25             $7.89
    End of period                                        $8.89             $8.25
  Accumulation units outstanding
  at the end of period                                  13,005             4,629

JNL/Select Value Division(580)

  Accumulation unit value:
    Beginning of period                                 $16.50            $14.36
    End of period                                       $17.62            $16.50
  Accumulation units outstanding
  at the end of period                                   5,458             4,737

INVESTMENT DIVISIONS                                DECEMBER 31,     DECEMBER 31,
                                                       2005             2004
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                 $11.91             $9.79
    End of period                                       $12.96            $11.91
  Accumulation units outstanding
  at the end of period                                  29,779            12,993

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                 $12.11            $10.45
    End of period                                       $11.61            $12.11
  Accumulation units outstanding
  at the end of period                                  28,352            16,445

JNL/MCM Consumer Brands Sector
Division(590)

  Accumulation unit value:
    Beginning of period                                 $11.01            $10.05
    End of period                                       $10.61            $11.01
  Accumulation units outstanding
  at the end of period                                     489                --

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                 $18.63            $16.19
    End of period                                       $20.04            $18.63
  Accumulation units outstanding
  at the end of period                                  14,722             6,020

JNL/MCM Technology Sector Division(585)

  Accumulation unit value:
    Beginning of period                                  $5.79             $5.40
    End of period                                        $5.86             $5.79
  Accumulation units outstanding
  at the end of period                                     945                --

JNL/MCM Healthcare Sector Division(574)

  Accumulation unit value:
    Beginning of period                                 $10.90            $11.00
    End of period                                       $11.58            $10.90
  Accumulation units outstanding
  at the end of period                                   4,886                --

INVESTMENT DIVISIONS                                DECEMBER 31,     DECEMBER 31,
                                                       2005             2004
JNL/MCM Financial Sector Division(594)

  Accumulation unit value:
    Beginning of period                                 $12.26            $11.24
    End of period                                       $12.85            $12.26
  Accumulation units outstanding
  at the end of period                                   6,377                --

JNL/MCM Oil & Gas Sector Division(574)

  Accumulation unit value:
    Beginning of period                                 $17.59            $14.29
    End of period                                       $23.76            $17.59
  Accumulation units outstanding
  at the end of period                                   8,322             1,874

JNL/MCM Communications Sector Division(585)

  Accumulation unit value:
    Beginning of period                                  $4.60             $4.02
    End of period                                        $4.59             $4.60
  Accumulation units outstanding
  at the end of period                                   1,161                --

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                 $10.07             $8.59
    End of period                                       $13.66            $10.07
  Accumulation units outstanding
  at the end of period                                  37,311            11,847

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                    N/A               N/A
    End of period                                          N/A               N/A
  Accumulation units outstanding
  at the end of period                                     N/A               N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                 $11.99            $11.35
    End of period                                       $12.83            $11.99
  Accumulation units outstanding
  at the end of period                                  30,251            24,557

INVESTMENT DIVISIONS                                DECEMBER 31,     DECEMBER 31,
                                                       2005             2004
JNL/AIM Large Cap Growth Division(574)

  Accumulation unit value:
    Beginning of period                                  $11.24           $10.37
    End of period                                        $11.90           $11.24
  Accumulation units outstanding
  at the end of period                                    5,009            4,280

Fifth Third Quality Growth VIP
Division(572)

  Accumulation unit value:
    Beginning of period                                   $7.24            $6.99
    End of period                                         $7.59            $7.24
  Accumulation units outstanding
  at the end of period                                  169,570          129,125

Fifth Third Balanced VIP Division(572)

  Accumulation unit value:
    Beginning of period                                  $12.18           $11.64
    End of period                                        $12.28           $12.18
  Accumulation units outstanding
  at the end of period                                    2,787            2,716

Fifth Third Mid Cap VIP Division(572)

  Accumulation unit value:
    Beginning of period                                  $15.09           $14.21
    End of period                                        $16.40           $15.09
  Accumulation units outstanding
  at the end of period                                   43,694           33,132

Fifth Third Disciplined Value VIP Division(576)

  Accumulation unit value:
    Beginning of period                                  $15.08           $13.47
    End of period                                        $15.85           $15.08
  Accumulation units outstanding
  at the end of period                                  101,742           70,674

JNL/AIM Real Estate Division(839)

  Accumulation unit value:
    Beginning of period                                  $10.27              N/A
    End of period                                        $11.60              N/A
  Accumulation units outstanding
  at the end of period                                    3,089              N/A

INVESTMENT DIVISIONS                                DECEMBER 31,     DECEMBER 31,
                                                       2005             2004
JNL/Goldman Sachs Mid Cap Value
Division(831)

  Accumulation unit value:
    Beginning of period                                  $10.12              N/A
    End of period                                        $11.30              N/A
  Accumulation units outstanding
  at the end of period                                    6,874              N/A

JNL/Franklin Templeton Small Cap
Value Division(828)

  Accumulation unit value:
    Beginning of period                                   $9.94              N/A
    End of period                                        $10.94              N/A
  Accumulation units outstanding
  at the end of period                                    3,633              N/A

JNL/MCM Nasdaq 15 Division(675)

  Accumulation unit value:
    Beginning of period                                  $10.84           $10.00
    End of period                                        $10.59           $10.84
  Accumulation units outstanding
  at the end of period                                   10,737            5,155

JNL/MCM Value Line 25 Division(675)

  Accumulation unit value:
    Beginning of period                                  $11.44           $10.00
    End of period                                        $15.68           $11.44
  Accumulation units outstanding
  at the end of period                                  121,033           13,239

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                                  $10.91            $9.71
    End of period                                        $11.93           $10.91
  Accumulation units outstanding
  at the end of period                                  389,780           44,637

JNL/MCM VIP Division(677)

  Accumulation unit value:
    Beginning of period                                  $11.08           $10.05
    End of period                                        $12.02           $11.08
  Accumulation units outstanding
  at the end of period                                   42,541               --

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 3.16%

INVESTMENT DIVISIONS                           DECEMBER 31,  DECEMBER 31,
                                                   2005          2004
                                               ------------  ------------
JNL/Mellon Capital Management (MCM)
Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

INVESTMENT DIVISIONS                           DECEMBER 31,  DECEMBER 31,
                                                   2005          2004
                                               ------------  ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/Salomon Brothers U.S.
 Government & Quality Bond Division(846)

  Accumulation unit value:
    Beginning of period                           $13.31         N/A
    End of period                                 $13.04         N/A
  Accumulation units outstanding
  at the end of period                             1,594         N/A

JNL/Salomon Brothers Strategic Bond Division(880)

  Accumulation unit value:
    Beginning of period                           $15.74         N/A
    End of period                                 $15.63         N/A
  Accumulation units outstanding
  at the end of period                              665          N/A

INVESTMENT DIVISIONS                           DECEMBER 31,  DECEMBER 31,
                                                   2005          2004
                                               ------------  ------------
JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/JPMorgan International Equity Division(880)

  Accumulation unit value:
    Beginning of period                           $11.19         N/A
    End of period                                 $12.20         N/A
  Accumulation units outstanding
  at the end of period                             1,020         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

INVESTMENT DIVISIONS                           DECEMBER 31,  DECEMBER 31,
                                                   2005          2004
                                               ------------  ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/PIMCO Total Return Bond Division(846)

  Accumulation unit value:
    Beginning of period                           $12.52         N/A
    End of period                                 $12.28         N/A
  Accumulation units outstanding
  at the end of period                             2,538         N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

INVESTMENT DIVISIONS                           DECEMBER 31,  DECEMBER 31,
                                                   2005          2004
                                               ------------  ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/Lazard Small Cap Value Division(880)

  Accumulation unit value:
    Beginning of period                           $13.55         N/A
    End of period                                 $13.16         N/A
  Accumulation units outstanding
  at the end of period                              785          N/A

JNL/Lazard Mid Cap Value Division(880)

  Accumulation unit value:
    Beginning of period                           $16.12         N/A
    End of period                                 $16.12         N/A
  Accumulation units outstanding
  at the end of period                             1,027         N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

INVESTMENT DIVISIONS                           DECEMBER 31,  DECEMBER 31,
                                                   2005          2004
                                               ------------  ------------
JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

INVESTMENT DIVISIONS                           DECEMBER 31,  DECEMBER 31,
                                                   2005          2004
                                               ------------  ------------
JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

INVESTMENT DIVISIONS                           DECEMBER 31,  DECEMBER 31,
                                                   2005          2004
                                               ------------  ------------
JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/MCM S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/AIM Small Cap Growth Division(846)

  Accumulation unit value:
    Beginning of period                           $11.29         N/A
    End of period                                 $11.85         N/A
  Accumulation units outstanding
  at the end of period                              870          N/A

INVESTMENT DIVISIONS                           DECEMBER 31,  DECEMBER 31,
                                                   2005          2004
                                               ------------  ------------
JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

Fifth Third Quality Growth VIP Division(880)

  Accumulation unit value:
    Beginning of period                            $6.91         N/A
    End of period                                  $6.91         N/A
  Accumulation units outstanding
  at the end of period                             5,675         N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

Fifth Third Mid Cap VIP Division(880)

  Accumulation unit value:
    Beginning of period                           $15.27         N/A
    End of period                                 $15.35         N/A
  Accumulation units outstanding
  at the end of period                             1,076         N/A

Fifth Third Disciplined Value VIP Division(880)

  Accumulation unit value:
    Beginning of period                           $15.06         N/A
    End of period                                 $14.87         N/A
  Accumulation units outstanding
  at the end of period                             2,644         N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

INVESTMENT DIVISIONS                           DECEMBER 31,  DECEMBER 31,
                                                   2005          2004
                                               ------------  ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A
    End of period                                   N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A

QUESTIONS: If you have any questions about your Contract, you may contact us at:

ANNUITY SERVICE CENTER:                  1 (800) 766-4683

        Mail Address:                    P.O. Box 17240, Denver, Colorado
                                         80217-0240

        Delivery Address:                8055 East Tufts Avenue, Second Floor,
                                         Denver, Colorado 80237
INSTITUTIONAL MARKETING GROUP
SERVICE CENTER:                          1 (800) 777-7779 (8 a.m. - 8 p.m., ET)

(for Contracts purchased through a bank
or another financial institution)

        Mail Address:                    P.O. Box 30392, Lansing, Michigan
                                         48909-7892

        Delivery Address:                1 Corporate Way, Lansing, Michigan
                                         48951

                                         Attn:  IMG

HOME OFFICE:                             1 Corporate Way, Lansing, Michigan
                                         48951

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2006

                      INDIVIDUAL AND GROUP FLEXIBLE PREMIUM
                  FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I
                  OF JACKSON NATIONAL LIFE INSURANCE COMPANY(R)

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2006. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 17240, Denver, Colorado 80217-0240 (for Perspective II) or FTAM, 38 Fountain Square Plaza, MD 1090D2, Cincinnati, Ohio 45263 (for Fifth Third Perspective), or calling 1-800-766-4683.

                                TABLE OF CONTENTS

                                                    PAGE
                                                    ----
General Information and History                       2

Services                                              4

Purchase of Securities Being Offered                  4

Underwriters                                          4

Calculation of Performance                            4

Additional Tax Information                            7

Net Investment Factor                                18

Condensed Financial Information                      20

GENERAL INFORMATION AND HISTORY

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson National(R)). Jackson National is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P(R)), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index and the S&P 400 Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) and S&P 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX AND S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Value Line Publishing, Inc.'s ("VLPI") only relationship to JNL is VLPI's licensing to JNL of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to JNL, this Product or any investor. VLPI has no obligation to take the needs of JNL or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL

PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R)15 Fund, the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE

CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

SERVICES

Jackson National keeps the assets of the Separate Account. Jackson National holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of Jackson National Separate Account - I and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Jackson National Life Insurance Company's audit report refers to the adoption effective January 1, 2004 of the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS

The Contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 8055 E. Tufts Avenue, Denver, Colorado 80237. JNLD is a subsidiary of Jackson National.

For Perspective II(R), the aggregate amount of underwriting commissions paid to broker/dealers was $173,795,782 in 2003, $210,474,026 in 2004, and $245,115,634
in 2005.

For Perspective Fifth Third, the aggregate amount of underwriting commissions paid to broker/dealers was $3,407,468 in 2004 and $4,216,349 in 2005. The product was not offered in 2003.

JNLD did not retain any portion of the commissions.

CALCULATION OF PERFORMANCE

When Jackson National advertises performance for an Investment Division (except the JNL/Select Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson National may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson National believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson National may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                    [(a-b)](6)
        YIELD = 2   ------- + 1) -1]
                    [(cd)]

Where:

    a = net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.

    b = expenses for the Investment Division accrued for the period (net of reimbursements).

    c = the average daily number of accumulation units outstanding during the period.

    d = the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 8.5%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Funds. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the

JNL/Select Money Market Division is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson National's Tax Status

Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

Taxation of Annuity Contracts in General

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.


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Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Withholding Tax on Distributions

The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last


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day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson National intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson National regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson National or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 67 Investment Divisions and 4 Fixed


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Account options although a Contract owner can select no more than 18 Allocation
Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson National reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998, in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. In response to the Conway decision, the IRS issued Notice 2003-51 announcing that pending the publication of final regulations, the IRS will consider all the facts and circumstances, using general principles of tax law, to determine whether a partial exchange and a subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the date on which the partial exchange was completed should be treated as an integrated transaction. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to


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Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS Approval

The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.


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Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) upon separation from service after attainment of age 55, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if


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the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract


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plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National's administrative procedures. Jackson National is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson National specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.


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      (a) Tax-Sheltered Annuities

      Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

      (b) Individual Retirement Annuities

      Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

      (c) Roth IRA Annuities

      Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. The Economic Growth & Tax Relief Reconciliation Act of 2001 (the "Act") increases the maximum annual dollar limitation limit for IRA contributions (including Roth IRA contributions) from $2,000 to $3,000 for calendar years 2002 through 2004; $4,000 for calendar years 2005 through 2007; and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $500 for 2002 through 2005 and $1,000 for 2006 and later.

      Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

      Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at

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      least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

      Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

      (d) Pension and Profit-Sharing Plans

      The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

      (e) Eligible Deferred Compensation Plans -- Section 457

      Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the elective deferral limitation. The Act increases the dollar limit on deferrals to conform to the elective deferral limitation. The Act also increases the elective deferral limitation to $11,000 for 2002 and in $1,000 annual increments thereafter until it reaches $15,000 in 2006. The limit is indexed for inflation after that in $500 increments. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000 for 2002 and by additional $1,000 increments through 2006, when the catch-up contribution will be $5,000. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

      In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

      All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

      In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

      -     attains age 70 1/2,

      -     severs employment,

      -     dies, or

      - suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

ANNUITY PROVISIONS

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment. That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment. The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established. The value may increase or decrease from one business day to the next. The income option tables contained in the Contract are based on an assumed investment rate of 3% for option 4 or 4.5% for option 1-3.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3% for option 4 or 4.5% for option 1-3.

NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

      (a)   is the net result of:

            (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

            (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

            (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

      (b) is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and

      (c) is the asset charge factor determined by Jackson National for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

CONDENSED FINANCIAL INFORMATION

Accumulation Unit Values

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for Contracts with all levels of charges (and combinations of optional endorsements). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Effective January 17, 2006, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):

     JNL/Mellon Capital Management The Dow(SM) 10 Fund to JNL/Mellon Capital
                           Management Dow(SM) 10 Fund

     JNL/Mellon Capital Management The S&P(R) 10 Fund to JNL/Mellon Capital
                           Management S&P(R) 10 Fund

Effective May 1, 2006, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):

           JNL/FMR Capital Growth Fund to JNL/FMR Mid-Cap Equity Fund JNL/Salomon Brothers High Yield Bond Fund to JNL/Western High Yield Bond Fund
   JNL/Salomon Brothers Strategic Bond Fund to JNL/Western Strategic Bond Fund JNL/Salomon Brothers U.S. Government & Quality Bond Fund to JNL/Western U.S.
                         Government & Quality Bond Fund

Also effective January 17, 2006, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Mellon Capital Management Dow(SM) Dividend Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020, and JNL/S&P Retirement 2025 Fund.

Also effective May 1, 2006, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Franklin Templeton Income Fund, JNL/Goldman Sachs Short Duration Bond Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management S&P(R) 24 Fund, and JNL/Mellon Capital Management JNL Optimized 5 Fund.

At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

Accumulation Unit Values
BASE CONTRACT WITH $1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER - 1.10%

INVESTMENT DIVISIONS                            DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                    2005             2004             2003             2002
                                                ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         $    8.82             N/A               N/A             N/A
    End of period                               $    8.73             N/A               N/A             N/A
  Accumulation units outstanding
  at the end of period                                313             N/A               N/A             N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                               N/A             N/A               N/A             N/A
    End of period                                     N/A             N/A               N/A             N/A
  Accumulation units outstanding
  at the end of period                                N/A             N/A               N/A             N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                               N/A             N/A               N/A             N/A
    End of period                                     N/A             N/A               N/A             N/A
  Accumulation units outstanding
  at the end of period                                N/A             N/A               N/A             N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                               N/A             N/A               N/A             N/A
    End of period                                     N/A             N/A               N/A             N/A
  Accumulation units outstanding
  at the end of period                                N/A             N/A               N/A             N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         $   24.78             N/A               N/A             N/A
    End of period                               $   24.69             N/A               N/A             N/A
  Accumulation units outstanding
  at the end of period                                446             N/A               N/A             N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                    $      19.41              N/A          N/A              N/A
    End of period                          $      21.18              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                                -              N/A          N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $      12.66              N/A          N/A              N/A
    End of period                          $      12.79              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                          156,112              N/A          N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(732)

  Accumulation unit value:
    Beginning of period                    $      16.04     $      16.03          N/A              N/A
    End of period                          $      16.24     $      16.04          N/A              N/A
  Accumulation units outstanding
  at the end of period                            7,203            7,486          N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(732)

  Accumulation unit value:
    Beginning of period                    $      19.17     $      19.15          N/A              N/A
    End of period                          $      19.46     $      19.17          N/A              N/A
  Accumulation units outstanding
  at the end of period                            6,533            6,790          N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                    $   28.04              N/A             N/A             N/A
    End of period                          $   27.85              N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                           100              N/A             N/A             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(718)

  Accumulation unit value:
    Beginning of period                    $   34.46        $   33.71             N/A             N/A
    End of period                          $   38.89        $   34.46             N/A             N/A
  Accumulation units outstanding
  at the end of period                           238            1,326             N/A             N/A

JNL/JPMorgan International Equity
Division(732)

  Accumulation unit value:
    Beginning of period                    $   13.88        $   13.64             N/A             N/A
    End of period                          $   15.19        $   13.88             N/A             N/A
  Accumulation units outstanding
  at the end of period                         2,822            2,932             N/A             N/A

JNL/Alger Growth Division(718)

  Accumulation unit value:
    Beginning of period                    $   17.94        $   17.42             N/A             N/A
    End of period                          $   19.93        $   17.94             N/A             N/A
  Accumulation units outstanding
  at the end of period                        21,913           17,320             N/A             N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                    $   18.23              N/A             N/A             N/A
    End of period                          $   18.02              N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                           149              N/A             N/A             N/A

JNL/Eagle SmallCap Equity Division(718)

  Accumulation unit value:
    Beginning of period                    $   20.07        $   19.23             N/A             N/A
    End of period                          $   20.35        $   20.07             N/A             N/A
  Accumulation units outstanding
  at the end of period                         4,252            3,487             N/A             N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division(727)

  Accumulation unit value:
    Beginning of period                    $   12.86        $   12.72             N/A              N/A
    End of period                          $   13.54        $   12.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,187           39,292             N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                    $   13.96              N/A             N/A              N/A
    End of period                          $   13.88              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           631              N/A             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

INVESTMENT DIVISIONS                          DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                  2005             2004             2003             2002
                                              ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(728)

  Accumulation unit value:
    Beginning of period                       $   10.61        $   10.45             N/A              N/A
    End of period                             $   10.95        $   10.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                           69,994           11,308             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(728)

  Accumulation unit value:
    Beginning of period                       $   12.98        $   12.76             N/A              N/A
    End of period                             $   14.37        $   12.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                           19,906            5,419             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A             N/A              N/A
    End of period                                   N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A             N/A              N/A

JNL/JPMorgan International Value
Division(732)

  Accumulation unit value:
    Beginning of period                       $   10.68        $   10.52             N/A              N/A
    End of period                             $   12.53        $   10.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                           12,220            1,900             N/A              N/A

JNL/PIMCO Total Return Bond Division(728)

  Accumulation unit value:
    Beginning of period                       $   14.26        $   14.25             N/A              N/A
    End of period                             $   14.43        $   14.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                           10,669            5,597             N/A              N/A

JNL/MCM Small Cap Index Division(635)

  Accumulation unit value:
    Beginning of period                       $   13.30        $   10.65             N/A              N/A
    End of period                             $   13.71        $   13.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                           14,707            5,807             N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index Division(728)

  Accumulation unit value:
    Beginning of period                    $   13.72        $   13.20             N/A              N/A
    End of period                          $   15.38        $   13.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,392            8,881             N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    $   15.53              N/A             N/A              N/A
    End of period                          $   15.46              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                            74              N/A             N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                    $   18.96              N/A             N/A              N/A
    End of period                          $   18.94              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           553              N/A             N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(732)

  Accumulation unit value:
    Beginning of period                    $   13.35        $   13.33             N/A              N/A
    End of period                          $   13.42        $   13.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,064            6,749             N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                           N/A              N/A            N/A              N/A
    End of period                                 N/A              N/A            N/A              N/A
  Accumulation units outstanding
  at the end of period                            N/A              N/A            N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                           N/A              N/A            N/A              N/A
    End of period                                 N/A              N/A            N/A              N/A
  Accumulation units outstanding
  at the end of period                            N/A              N/A            N/A              N/A

JNL/MCM Dow(SM) 10 Division(635)

  Accumulation unit value:
    Beginning of period                    $     9.79       $     8.81            N/A              N/A
    End of period                          $     9.13       $     9.79            N/A              N/A
  Accumulation units outstanding
  at the end of period                        127,623           76,326            N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                           N/A              N/A            N/A              N/A
    End of period                                 N/A              N/A            N/A              N/A
  Accumulation units outstanding
  at the end of period                            N/A              N/A            N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                    $    14.13              N/A            N/A              N/A
    End of period                          $    14.07              N/A            N/A              N/A
  Accumulation units outstanding
  at the end of period                            102              N/A            N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A                N/A            N/A              N/A
    End of period                               N/A                N/A            N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A                N/A            N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth
Division(718)

  Accumulation unit value:
    Beginning of period                    $    11.46       $    11.24            N/A              N/A
    End of period                          $    12.90       $    11.46            N/A              N/A
  Accumulation units outstanding
  at the end of period                            380           12,929            N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                           N/A              N/A            N/A              N/A
    End of period                                 N/A              N/A            N/A              N/A
  Accumulation units outstanding
  at the end of period                            N/A              N/A            N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                    $    17.85              N/A            N/A              N/A
    End of period                          $    17.71              N/A            N/A              N/A
  Accumulation units outstanding
  at the end of period                            115              N/A            N/A              N/A

JNL/MCM Global 15 Division(635)

  Accumulation unit value:
    Beginning of period                    $    12.01       $     9.73            N/A              N/A
    End of period                          $    13.09       $    12.01            N/A              N/A
  Accumulation units outstanding
  at the end of period                        117,079           63,812            N/A              N/A

JNL/MCM 25 Division(635)

  Accumulation unit value:
    Beginning of period                    $    12.21       $    10.42            N/A              N/A
    End of period                          $    11.72       $    12.21            N/A              N/A
  Accumulation units outstanding
  at the end of period                        106,405           61,962            N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                    $    10.81              N/A            N/A              N/A
    End of period                          $    10.71              N/A            N/A              N/A
  Accumulation units outstanding
  at the end of period                            733              N/A            N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(693)

  Accumulation unit value:
    Beginning of period                    $   18.78        $   16.63             N/A              N/A
    End of period                          $   20.23        $   18.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                        65,376           30,638             N/A              N/A

JNL/MCM Technology Sector Division(732)

  Accumulation unit value:
    Beginning of period                    $    5.84        $    5.82             N/A              N/A
    End of period                          $    5.91        $    5.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,961            5,156             N/A              N/A

JNL/MCM Healthcare Sector Division(732)

  Accumulation unit value:
    Beginning of period                    $   10.98        $   10.91             N/A              N/A
    End of period                          $   11.69        $   10.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,409            4,582             N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/MCM Oil & Gas Sector Division(732)

  Accumulation unit value:
    Beginning of period                    $   17.73        $   17.85             N/A              N/A
    End of period                          $   23.99        $   17.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,156            2,241             N/A              N/A

JNL/MCM Communications Sector
Division(732)

  Accumulation unit value:
    Beginning of period                    $    4.64        $    4.65             N/A              N/A
    End of period                          $    4.63        $    4.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,137            4,300             N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(635)

  Accumulation unit value:
    Beginning of period                    $    10.16       $     8.18             N/A              N/A
    End of period                          $    13.79       $    10.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                        119,061           54,933             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                           N/A              N/A             N/A              N/A
    End of period                                 N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                            N/A              N/A             N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                    $    13.03              N/A             N/A              N/A
    End of period                          $    12.91              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                             87              N/A             N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                    $    12.11              N/A             N/A              N/A
    End of period                          $    11.98              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                            114              N/A             N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                           N/A              N/A             N/A              N/A
    End of period                                 N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                            N/A              N/A             N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                           N/A              N/A             N/A              N/A
    End of period                                 N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                            N/A              N/A             N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                           N/A              N/A            N/A              N/A
    End of period                                 N/A              N/A            N/A              N/A
  Accumulation units outstanding
  at the end of period                            N/A              N/A            N/A              N/A

JNL/MCM Nasdaq 15 Division(732)

  Accumulation unit value:
    Beginning of period                    $    10.84       $    10.93            N/A              N/A
    End of period                          $    10.61       $    10.84            N/A              N/A
  Accumulation units outstanding
  at the end of period                         17,906            2,744            N/A              N/A

JNL/MCM Value Line 25 Division(710)

  Accumulation unit value:
    Beginning of period                    $    11.44       $    10.69            N/A              N/A
    End of period                          $    15.70       $    11.44            N/A              N/A
  Accumulation units outstanding
  at the end of period                         29,100           13,006            N/A              N/A

JNL/MCM JNL 5 Division(718)

  Accumulation unit value:
    Beginning of period                    $    10.92       $    10.65            N/A              N/A
    End of period                          $    11.95       $    10.92            N/A              N/A
  Accumulation units outstanding
  at the end of period                        325,146           57,036            N/A              N/A

JNL/MCM VIP Division(732)

  Accumulation unit value:
    Beginning of period                    $    11.09       $    11.07            N/A              N/A
    End of period                          $    12.04       $    11.09            N/A              N/A
  Accumulation units outstanding
  at the end of period                         18,257            4,517            N/A              N/A

JNL/S&P Managed Moderate Division(728)

  Accumulation unit value:
    Beginning of period                    $    10.51       $    10.40            N/A              N/A
    End of period                          $    10.92       $    10.51            N/A              N/A
  Accumulation units outstanding
  at the end of period                         33,380            5,662            N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative
Division(732)

  Accumulation unit value:
    Beginning of period                    $   10.32        $   10.32             N/A              N/A
    End of period                          $   10.59        $   10.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,530            6,786             N/A              N/A

Accumulation Unit Values
BASE CONTRACT - 1.15%
(CONTRACTS ISSUED BEFORE MAY 3, 2004)

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(50)

  Accumulation unit value:
    Beginning of period                    $     8.44       $     7.67       $     6.01       $     7.54
    End of period                          $     8.70       $     8.44       $     7.67       $     6.01
  Accumulation units outstanding
  at the end of period                        709,122          860,371          636,026           93,034

JNL/FMR Capital Growth Division(66)

  Accumulation unit value:
    Beginning of period                    $    21.52       $    18.45       $    13.76       $    17.82
    End of period                          $    22.59       $    21.52       $    18.45       $    13.76
  Accumulation units outstanding
  at the end of period                         89,106           96,995           75,983           26,363

JNL/Select Large Cap Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $    26.75       $    24.23       $    18.10       $    24.60
    End of period                          $    27.68       $    26.75       $    24.23       $    18.10
  Accumulation units outstanding
  at the end of period                        145,795          235,022          138,525           36,898

JNL/Select Global Growth Division(570)

  Accumulation unit value:
    Beginning of period                    $    23.78       $    21.54              N/A              N/A
    End of period                          $    23.96       $    23.78              N/A              N/A
  Accumulation units outstanding
  at the end of period                          2,858              342              N/A              N/A

JNL/Select Balanced Division(52)

  Accumulation unit value:
    Beginning of period                    $    23.59       $    21.52       $    17.91       $    18.63
    End of period                          $    24.56       $    23.59       $    21.52       $    17.91
  Accumulation units outstanding
  at the end of period                        933,930          947,051          677,305          206,144

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division(46)

  Accumulation unit value:
    Beginning of period                    $      20.68     $      18.51     $      14.71     $      18.84
    End of period                          $      22.23     $      20.68     $      18.51     $      14.71
  Accumulation units outstanding
  at the end of period                           57,914           79,254           59,632           22,207

JNL/Putnam Value Equity Division(46)

  Accumulation unit value:
    Beginning of period                    $      20.31     $      18.72     $      15.20     $      18.74
    End of period                          $      21.07     $      20.31     $      18.72     $      15.20
  Accumulation units outstanding
  at the end of period                          233,011          246,525          238,497           69,138

JNL/Select Money Market Division(57)

  Accumulation unit value:
    Beginning of period                    $      12.52     $      12.57     $      12.66     $      12.67
    End of period                          $      12.72     $      12.52     $      12.57     $      12.66
  Accumulation units outstanding
  at the end of period                          344,295          555,348          658,159          540,701

JNL/PPM America High Yield Bond
Division(50)

  Accumulation unit value:
    Beginning of period                             N/A     $      15.84     $      13.50     $      13.27
    End of period                                   N/A     $      16.41     $      15.84     $      13.50
  Accumulation units outstanding
  at the end of period                              N/A                -        1,032,188          291,239

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(48)

  Accumulation unit value:
    Beginning of period                    $      15.96     $      15.55     $      15.55     $      14.31
    End of period                          $      16.15     $      15.96     $      15.55     $      15.55
  Accumulation units outstanding
  at the end of period                          628,297          658,715          648,450          461,407

JNL/Salomon Brothers Strategic
Bond Division(51)

  Accumulation unit value:
    Beginning of period                    $      19.08     $      18.06     $      16.09     $      15.17
    End of period                          $      19.36     $      19.08     $      18.06     $      16.09
  Accumulation units outstanding
  at the end of period                          715,827          605,354          428,906           82,513

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division(46)

  Accumulation unit value:
    Beginning of period                    $      26.42     $      24.32     $      18.84     $      23.82
    End of period                          $      27.70     $      26.42     $      24.32     $      18.84
  Accumulation units outstanding
  at the end of period                          654,619          589,795          412,851          118,105

JNL/T. Rowe Price Mid-Cap Growth
Division(46)

  Accumulation unit value:
    Beginning of period                    $      34.29     $      29.39     $      21.45     $      26.73
    End of period                          $      38.68     $      34.29     $      29.39     $      21.45
  Accumulation units outstanding
  at the end of period                          567,131          612,189          451,003          118,982

JNL/JPMorgan International Equity
Division(76)

  Accumulation unit value:
    Beginning of period                    $      13.81     $      12.01     $       9.45     $      12.12
    End of period                          $      15.11     $      13.81     $      12.01     $       9.45
  Accumulation units outstanding
  at the end of period                          221,983          215,184          278,306           98,850

JNL/Alger Growth Division(51)

  Accumulation unit value:
    Beginning of period                    $      17.86     $      17.20     $      12.86     $      18.09
    End of period                          $      19.83     $      17.86     $      17.20     $      12.86
  Accumulation units outstanding
  at the end of period                          274,418          241,196          340,438           70,730

JNL/Eagle Core Equity Division(51)

  Accumulation unit value:
    Beginning of period                    $      17.55     $      16.70     $      13.56     $      16.51
    End of period                          $      17.93     $      17.55     $      16.70     $      13.56
  Accumulation units outstanding
  at the end of period                          321,376          345,613          306,401          143,943

JNL/Eagle SmallCap Equity Division(52)

  Accumulation unit value:
    Beginning of period                    $      19.98     $      17.02     $      12.30     $      15.89
    End of period                          $      20.25     $      19.98     $      17.02     $      12.30
  Accumulation units outstanding
  at the end of period                          178,818          216,498          176,558          110,384

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division(43)

  Accumulation unit value:
    Beginning of period                    $      12.82     $      11.83     $      10.17     $      11.00
    End of period                          $      13.49     $      12.82     $      11.83     $      10.17
  Accumulation units outstanding
  at the end of period                        3,624,980        3,890,113        2,949,637        1,273,119

JNL/S&P Managed Growth Division(49)

  Accumulation unit value:
    Beginning of period                    $      13.13     $      11.92     $       9.91     $      10.98
    End of period                          $      13.95     $      13.13     $      11.92     $       9.91
  Accumulation units outstanding
  at the end of period                        6,527,981        6,967,087        4,954,238        2,128,050

JNL/S&P Managed Aggressive Growth
Division(41)

  Accumulation unit value:
    Beginning of period                    $      12.89     $      11.58     $       9.24     $      11.31
    End of period                          $      13.83     $      12.89     $      11.58     $       9.24
  Accumulation units outstanding
  at the end of period                        3,883,573        4,465,744        1,621,097          703,200

JNL/S&P Very Aggressive Growth
Division I(47)

  Accumulation unit value:
    Beginning of period                             N/A     $      11.17     $       8.66     $      10.78
    End of period                                   N/A     $      11.46     $      11.17     $       8.66
  Accumulation units outstanding
  at the end of period                              N/A                -          316,762          165,737

JNL/S&P Equity Growth Division I(49)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.43     $       8.15     $      10.02
    End of period                                   N/A     $      10.65     $      10.43     $       8.15
  Accumulation units outstanding
  at the end of period                              N/A                -          948,950          418,949

JNL/S&P Equity Aggressive Growth
Division I(52)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.67     $       8.31     $      10.48
    End of period                                   N/A     $      10.93     $      10.67     $       8.31
  Accumulation units outstanding
  at the end of period                              N/A                -          477,322          173,536

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(46)

  Accumulation unit value:
    Beginning of period                    $      10.59     $       9.73     $       7.70     $       9.83
    End of period                          $      10.93     $      10.59     $       9.73     $       7.70
  Accumulation units outstanding
  at the end of period                        3,296,341        3,421,583        2,234,239          508,853

JNL/MCM S&P 400 MidCap Index Division(46)

  Accumulation unit value:
    Beginning of period                    $      12.96     $      11.32     $       8.51     $      10.05
    End of period                          $      14.34     $      12.96     $      11.32     $       8.51
  Accumulation units outstanding
  at the end of period                        1,513,798        1,661,893        1,109,719          251,940

JNL/Alliance Capital Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $      10.10     $       9.61     $       7.82     $      10.64
    End of period                          $       9.19     $      10.10     $       9.61     $       7.82
  Accumulation units outstanding
  at the end of period                                -          214,485          389,478          167,394

JNL/JPMorgan International Value
Division(218)

  Accumulation unit value:
    Beginning of period                    $      10.65     $       8.79     $       6.38     $       6.32
    End of period                          $      12.48     $      10.65     $       8.79     $       6.38
  Accumulation units outstanding
  at the end of period                          563,329          605,767          273,510            1,450

JNL/PIMCO Total Return Bond Division(46)

  Accumulation unit value:
    Beginning of period                    $      14.21     $      13.76     $      13.28     $      12.53
    End of period                          $      14.37     $      14.21     $      13.76     $      13.28
  Accumulation units outstanding
  at the end of period                        2,139,981        2,364,897        2,242,766          813,642

JNL/MCM Small Cap Index Division(46)

  Accumulation unit value:
    Beginning of period                    $      13.28     $      11.44     $       7.93     $       9.93
    End of period                          $      13.68     $      13.28     $      11.44     $       7.93
  Accumulation units outstanding
  at the end of period                        1,281,527        1,357,403          915,450          203,149

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index Division(46)

  Accumulation unit value:
    Beginning of period                    $      13.70     $      11.60     $       8.54     $       9.76
    End of period                          $      15.35     $      13.70     $      11.60     $       8.54
  Accumulation units outstanding
  at the end of period                        1,363,338        1,252,870          759,598          175,966

JNL/Lazard Small Cap Value Division(46)

  Accumulation unit value:
    Beginning of period                    $      14.89     $      13.05     $       9.51     $      11.63
    End of period                          $      15.40     $      14.89     $      13.05     $       9.51
  Accumulation units outstanding
  at the end of period                          703,010          859,863          715,762          216,551

JNL/Lazard Mid Cap Value Division(46)

  Accumulation unit value:
    Beginning of period                    $      17.54     $      14.23     $      11.17     $      13.26
    End of period                          $      18.87     $      17.54     $      14.23     $      11.17
  Accumulation units outstanding
  at the end of period                          613,964          717,624          514,220          198,629

JNL/MCM Bond Index Division(46)

  Accumulation unit value:
    Beginning of period                    $      11.20     $      10.93     $      10.74     $       9.95
    End of period                          $      11.27     $      11.20     $      10.93     $      10.74
  Accumulation units outstanding
  at the end of period                        1,116,470        1,066,599          654,384          221,612

JNL/S&P Core Index 100 Division(43)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.34     $       8.57     $       9.76
    End of period                                   N/A     $      10.56     $      10.34     $       8.57
  Accumulation units outstanding
  at the end of period                              N/A                -          683,602          324,746

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $      13.31     $      12.93              N/A              N/A
    End of period                          $      13.38     $      13.31              N/A              N/A
  Accumulation units outstanding
  at the end of period                        1,160,009        1,550,840              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division(67)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.04     $       7.75     $      10.05
    End of period                                   N/A     $      10.26     $      10.04     $       7.75
  Accumulation units outstanding
  at the end of period                              N/A                -          146,084           57,017

JNL/S&P Core Index 75 Division(65)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.20     $       8.16     $       9.90
    End of period                                   N/A     $      10.44     $      10.20     $       8.16
  Accumulation units outstanding
  at the end of period                              N/A                -          208,419          129,059

JNL/MCM Dow(SM) 10 Division(51)

  Accumulation unit value:
    Beginning of period                    $       9.76     $       9.60     $       7.72     $       8.46
    End of period                          $       9.10     $       9.76     $       9.60     $       7.72
  Accumulation units outstanding
  at the end of period                        5,682,203        6,212,817        4,095,308          952,638

JNL/Putnam Midcap Growth Division(46)

  Accumulation unit value:
    Beginning of period                    $       7.67     $       6.54     $       4.95     $       6.83
    End of period                          $       8.50     $       7.67     $       6.54     $       4.95
  Accumulation units outstanding
  at the end of period                          310,098          321,926          287,810           96,014

JNL/T. Rowe Price Value Division(46)

  Accumulation unit value:
    Beginning of period                    $      13.38     $      11.74     $       9.15     $      10.98
    End of period                          $      14.04     $      13.38     $      11.74     $       9.15
  Accumulation units outstanding
  at the end of period                        1,358,815        1,591,333        1,182,696          440,080

JNL/FMR Balanced Division(50)

  Accumulation unit value:
    Beginning of period                    $      10.31     $       9.54     $       8.48     $       8.99
    End of period                          $      11.23     $      10.31     $       9.54     $       8.48
  Accumulation units outstanding
  at the end of period                          803,052          837,195          732,514          231,323

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth
Division(46)

  Accumulation unit value:
    Beginning of period                    $      11.44     $       9.81     $       7.06     $       8.90
    End of period                          $      12.86     $      11.44     $       9.81     $       7.06
  Accumulation units outstanding
  at the end of period                          742,193          964,000          710,705          321,692

JNL/Oppenheimer Growth Division(46)

  Accumulation unit value:
    Beginning of period                    $       8.28     $       8.04     $       6.90     $       9.01
    End of period                          $       8.94     $       8.28     $       8.04     $       6.90
  Accumulation units outstanding
  at the end of period                          275,576          303,417          235,205          111,024

JNL/Select Value Division(226)

  Accumulation unit value:
    Beginning of period                    $      16.54     $      14.58     $      10.94     $      10.92
    End of period                          $      17.68     $      16.54     $      14.58     $      10.94
  Accumulation units outstanding
  at the end of period                          333,038          342,287          205,411            1,938

JNL/MCM Global 15 Division(109)

  Accumulation unit value:
    Beginning of period                    $      11.98     $       9.46     $       7.19     $       8.97
    End of period                          $      13.05     $      11.98     $       9.46     $       7.19
  Accumulation units outstanding
  at the end of period                        4,508,326        4,943,392        3,150,048          690,608

JNL/MCM 25 Division(109)

  Accumulation unit value:
    Beginning of period                    $      12.18     $      10.10     $       7.69     $       9.73
    End of period                          $      11.68     $      12.18     $      10.10     $       7.69
  Accumulation units outstanding
  at the end of period                        4,522,803        4,955,185        3,301,679          736,121

JNL/MCM Consumer Brands Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $      11.07     $      10.17     $       9.98              N/A
    End of period                          $      10.68     $      11.07     $      10.17              N/A
  Accumulation units outstanding
  at the end of period                           41,482           28,782            2,002              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(109)

  Accumulation unit value:
    Beginning of period                    $      18.73     $      16.83     $      11.50     $      15.23
    End of period                          $      20.17     $      18.73     $      16.83     $      11.50
  Accumulation units outstanding
  at the end of period                        2,550,098        2,784,134        1,955,316          481,052

JNL/MCM Technology Sector Division(484)

  Accumulation unit value:
    Beginning of period                    $       5.82     $       5.82     $       5.84              N/A
    End of period                          $       5.89     $       5.82     $       5.82              N/A
  Accumulation units outstanding
  at the end of period                          418,279          106,864              342              N/A

JNL/MCM Healthcare Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $      10.96     $      10.71     $      10.40              N/A
    End of period                          $      11.66     $      10.96     $      10.71              N/A
  Accumulation units outstanding
  at the end of period                          350,173          106,846            5,952              N/A

JNL/MCM Financial Sector Division(483)

  Accumulation unit value:
    Beginning of period                    $      12.33     $      10.99     $      10.84              N/A
    End of period                          $      12.93     $      12.33     $      10.99              N/A
  Accumulation units outstanding
  at the end of period                           53,676           27,211              334              N/A

JNL/MCM Oil & Gas Sector Division(489)

  Accumulation unit value:
    Beginning of period                    $      17.69     $      13.58              N/A              N/A
    End of period                          $      23.92     $      17.69              N/A              N/A
  Accumulation units outstanding
  at the end of period                          248,797          136,401              N/A              N/A

JNL/MCM Communications Sector
Division(489)

  Accumulation unit value:
    Beginning of period                    $       4.63     $       4.15              N/A              N/A
    End of period                          $       4.62     $       4.63              N/A              N/A
  Accumulation units outstanding
  at the end of period                           43,043          134,601              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(109)

  Accumulation unit value:
    Beginning of period                    $      10.13     $       8.71     $       7.41     $       9.80
    End of period                          $      13.75     $      10.13     $       8.71     $       7.41
  Accumulation units outstanding
  at the end of period                        4,997,028        5,400,564        3,584,283          740,159

JNL/AIM Premier Equity II Division(54)

  Accumulation unit value:
    Beginning of period                             N/A     $       9.49     $       7.82     $      10.44
    End of period                                   N/A     $       9.29     $       9.49     $       7.82
  Accumulation units outstanding
  at the end of period                              N/A                -          112,997           60,212

JNL/AIM Small Cap Growth Division(46)

  Accumulation unit value:
    Beginning of period                    $      12.02     $      11.38     $       8.32     $      11.20
    End of period                          $      12.89     $      12.02     $      11.38     $       8.32
  Accumulation units outstanding
  at the end of period                          375,625          396,158          392,208          115,709

JNL/AIM Large Cap Growth Division(46)

  Accumulation unit value:
    Beginning of period                    $      11.27     $      10.37     $       8.07     $      10.72
    End of period                          $      11.95     $      11.27     $      10.37     $       8.07
  Accumulation units outstanding
  at the end of period                          635,884          639,800          406,187          110,104

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                    $      10.23              N/A              N/A              N/A
    End of period                          $      11.61              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           74,124              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(837)

  Accumulation unit value:
    Beginning of period                    $      10.26              N/A              N/A              N/A
    End of period                          $      11.30              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          144,640              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division(837)

  Accumulation unit value:
    Beginning of period                    $      10.17              N/A           N/A             N/A
    End of period                          $      10.95              N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                           22,083              N/A           N/A             N/A

JNL/MCM Nasdaq 15 Division(675)

  Accumulation unit value:
    Beginning of period                    $      10.84     $      10.00           N/A             N/A
    End of period                          $      10.61     $      10.84           N/A             N/A
  Accumulation units outstanding
  at the end of period                          233,389          131,063           N/A             N/A

JNL/MCM Value Line 25 Division(675)

  Accumulation unit value:

    Beginning of period                    $      11.44     $      10.00           N/A             N/A
    End of period                          $      15.70     $      11.44           N/A             N/A
  Accumulation units outstanding
  at the end of period                        1,479,098          328,544           N/A             N/A

JNL/MCM JNL 5 Division(680)

  Accumulation unit value:
    Beginning of period                    $      10.92     $       9.91           N/A             N/A
    End of period                          $      11.94     $      10.92           N/A             N/A
  Accumulation units outstanding
  at the end of period                        2,957,499          335,408           N/A             N/A

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                    $      11.09     $       9.78           N/A             N/A
    End of period                          $      12.03     $      11.09           N/A             N/A
  Accumulation units outstanding
  at the end of period                          682,257          105,171           N/A             N/A

JNL/S&P Managed Moderate Division(677)

  Accumulation unit value:
    Beginning of period                    $      10.51     $      10.02           N/A             N/A
    End of period                          $      10.91     $      10.51           N/A             N/A
  Accumulation units outstanding
  at the end of period                          101,267           23,172           N/A             N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative
Division(678)

  Accumulation unit value:
    Beginning of period                    $      10.32     $       9.98          N/A              N/A
    End of period                          $      10.58     $      10.32          N/A              N/A
  Accumulation units outstanding
  at the end of period                          164,468           57,845          N/A              N/A

Accumulation Unit Values
BASE CONTRACT - 1.25%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(581)

  Accumulation unit value:
    Beginning of period                    $       8.39     $       7.53              N/A              N/A
    End of period                          $       8.64     $       8.39              N/A              N/A
  Accumulation units outstanding
  at the end of period                          286,250          177,577              N/A              N/A

JNL/FMR Capital Growth Division(574)

  Accumulation unit value:
    Beginning of period                    $      21.31     $      18.27              N/A              N/A
    End of period                          $      22.35     $      21.31              N/A              N/A
  Accumulation units outstanding
  at the end of period                           62,456           27,079              N/A              N/A

JNL/Select Large Cap Growth
Division(152)

  Accumulation unit value:
    Beginning of period                    $      26.50     $      24.02     $      17.96     $      18.30
    End of period                          $      27.39     $      26.50     $      24.02     $      17.96
  Accumulation units outstanding
  at the end of period                           39,120           18,768           10,438            6,558

JNL/Select Global Growth
Division(606)

  Accumulation unit value:
    Beginning of period                    $      23.55     $      21.71              N/A              N/A
    End of period                          $      23.70     $      23.55              N/A              N/A
  Accumulation units outstanding
  at the end of period                           36,311            6,566              N/A              N/A

JNL/Select Balanced
Division(136)

  Accumulation unit value:
    Beginning of period                    $      23.36     $      21.34     $      17.77     $      19.10
    End of period                          $      24.30     $      23.36     $      21.34     $      17.77
  Accumulation units outstanding
  at the end of period                          624,276          277,956                -            6,538

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division(587)

  Accumulation unit value:
    Beginning of period                    $      20.49     $      18.46              N/A         N/A
    End of period                          $      22.00     $      20.49              N/A         N/A
  Accumulation units outstanding
  at the end of period                           12,246            5,782              N/A         N/A

JNL/Putnam Value Equity Division(574)

  Accumulation unit value:
    Beginning of period                    $      20.12     $      18.33              N/A         N/A
    End of period                          $      20.84     $      20.12              N/A         N/A
  Accumulation units outstanding
  at the end of period                           76,209           59,349              N/A         N/A

JNL/Select Money Market Division(356)

  Accumulation unit value:
    Beginning of period                    $      12.41     $      12.47     $      12.53         N/A
    End of period                          $      12.59     $      12.41     $      12.47         N/A
  Accumulation units outstanding
  at the end of period                          425,405          203,195                -         N/A

JNL/PPM America High Yield Bond
Division(581)

  Accumulation unit value:
    Beginning of period                             N/A     $      15.31              N/A         N/A
    End of period                                   N/A     $      16.26              N/A         N/A
  Accumulation units outstanding
  at the end of period                              N/A                -              N/A         N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $      15.81     $      15.20              N/A         N/A
    End of period                          $      15.98     $      15.81              N/A         N/A
  Accumulation units outstanding
  at the end of period                          262,454           94,259              N/A         N/A

JNL/Salomon Brothers Strategic
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $      18.90     $      17.70              N/A         N/A
    End of period                          $      19.16     $      18.90              N/A         N/A
  Accumulation units outstanding
  at the end of period                          513,125          110,224              N/A         N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division(580)

  Accumulation unit value:
    Beginning of period                    $      26.16     $      23.22              N/A              N/A
    End of period                          $      27.41     $      26.16              N/A              N/A
  Accumulation units outstanding
  at the end of period                          264,530           94,422              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(136)

  Accumulation unit value:
    Beginning of period                    $      33.96     $      29.14     $      21.29     $      25.75
    End of period                          $      38.27     $      33.96     $      29.14     $      21.29
  Accumulation units outstanding
  at the end of period                          254,389          108,532            8,405            5,080

JNL/JPMorgan International Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $      13.68     $      12.20              N/A              N/A
    End of period                          $      14.95     $      13.68              N/A              N/A
  Accumulation units outstanding
  at the end of period                          168,722           54,421              N/A              N/A

JNL/Alger Growth Division(136)

  Accumulation unit value:
    Beginning of period                    $      17.69     $      17.06     $      12.77     $      16.50
    End of period                          $      19.63     $      17.69     $      17.06     $      12.77
  Accumulation units outstanding
  at the end of period                           97,854           39,694           14,573            7,815

JNL/Eagle Core Equity Division(580)

  Accumulation unit value:
    Beginning of period                    $      17.40     $      15.74              N/A              N/A
    End of period                          $      17.77     $      17.40              N/A              N/A
  Accumulation units outstanding
  at the end of period                          178,814           70,787              N/A              N/A

JNL/Eagle SmallCap Equity Division(580)

  Accumulation unit value:
    Beginning of period                    $      19.82     $      16.65              N/A              N/A
    End of period                          $      20.06     $      19.82              N/A              N/A
  Accumulation units outstanding
  at the end of period                          114,593           62,817              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division(576)

  Accumulation unit value:
    Beginning of period                    $      12.73     $      11.55         N/A              N/A
    End of period                          $      13.38     $      12.73         N/A              N/A
  Accumulation units outstanding
  at the end of period                        2,810,921          840,169         N/A              N/A

JNL/S&P Managed Growth Division(525)

  Accumulation unit value:
    Beginning of period                    $      13.04     $      12.15         N/A              N/A
    End of period                          $      13.84     $      13.04         N/A              N/A
  Accumulation units outstanding
  at the end of period                        2,475,817        1,351,133         N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(574)

  Accumulation unit value:
    Beginning of period                    $      12.81     $      11.42         N/A              N/A
    End of period                          $      13.72     $      12.81         N/A              N/A
  Accumulation units outstanding
  at the end of period                        1,018,137          736,917         N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(583)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.90         N/A              N/A
    End of period                                   N/A     $      11.38         N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A                -         N/A              N/A

JNL/S&P Equity Growth Division I(577)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.24         N/A              N/A
    End of period                                   N/A     $      10.58         N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A                -         N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(579)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.43         N/A              N/A
    End of period                                   N/A     $      10.86         N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A                -         N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(320)

  Accumulation unit value:
    Beginning of period                    $      10.56     $       9.71     $       8.01         N/A
    End of period                          $      10.88     $      10.56     $       9.71         N/A
  Accumulation units outstanding
  at the end of period                        2,458,358        1,085,216            4,066         N/A

JNL/MCM S&P 400 MidCap Index Division(320)

  Accumulation unit value:
    Beginning of period                    $      12.92     $      11.30     $       8.64         N/A
    End of period                          $      14.29     $      12.92     $      11.30         N/A
  Accumulation units outstanding
  at the end of period                        1,265,420          541,514            3,574         N/A

JNL/Alliance Capital Growth Division(580)

  Accumulation unit value:
    Beginning of period                    $      10.03     $       9.19              N/A         N/A
    End of period                          $       9.13     $      10.03              N/A         N/A
  Accumulation units outstanding
  at the end of period                                -           56,882              N/A         N/A

JNL/JPMorgan International Value
Division(390)

  Accumulation unit value:
    Beginning of period                    $      10.57     $       8.74     $       7.26         N/A
    End of period                          $      12.38     $      10.57     $       8.74         N/A
  Accumulation units outstanding
  at the end of period                          408,653          204,014          117,411         N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $      14.11     $      13.60              N/A         N/A
    End of period                          $      14.26     $      14.11              N/A         N/A
  Accumulation units outstanding
  at the end of period                        1,228,696          350,793              N/A         N/A

JNL/MCM Small Cap Index Division(320)

  Accumulation unit value:
    Beginning of period                    $      13.24     $      11.42     $       8.24         N/A
    End of period                          $      13.63     $      13.24     $      11.42         N/A
  Accumulation units outstanding
  at the end of period                        1,049,506          485,967           25,168         N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index Division(320)

  Accumulation unit value:
    Beginning of period                    $      13.66     $      11.58     $       8.62              N/A
    End of period                          $      15.29     $      13.66     $      11.58              N/A
  Accumulation units outstanding
  at the end of period                        1,586,473          663,962          151,133              N/A

JNL/Lazard Small Cap Value Division(136)

  Accumulation unit value:
    Beginning of period                    $      14.79     $      12.98     $       9.46     $      11.56
    End of period                          $      15.28     $      14.79     $      12.98     $       9.46
  Accumulation units outstanding
  at the end of period                          301,843          135,935           18,988           11,185

JNL/Lazard Mid Cap Value Division(136)

  Accumulation unit value:
    Beginning of period                    $      17.42     $      14.14     $      11.11     $      12.93
    End of period                          $      18.72     $      17.42     $      14.14     $      11.11
  Accumulation units outstanding
  at the end of period                          375,839          125,431           17,396            9,920

JNL/MCM Bond Index Division(320)

  Accumulation unit value:
    Beginning of period                    $      11.16     $      10.91     $      10.86              N/A
    End of period                          $      11.23     $      11.16     $      10.91              N/A
  Accumulation units outstanding
  at the end of period                        1,111,272          353,497            3,284              N/A

JNL/S&P Core Index 100 Division(575)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.07              N/A              N/A
    End of period                                   N/A     $      10.52              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A                -              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $      13.22     $      12.84              N/A              N/A
    End of period                          $      13.27     $      13.22              N/A              N/A
  Accumulation units outstanding
  at the end of period                          528,118          181,353              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division(583)

  Accumulation unit value:
    Beginning of period                             N/A     $       9.80              N/A         N/A
    End of period                                   N/A     $      10.23              N/A         N/A
  Accumulation units outstanding
  at the end of period                              N/A                -              N/A         N/A

JNL/S&P Core Index 75 Division(591)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.31              N/A         N/A
    End of period                                   N/A     $      10.41              N/A         N/A
  Accumulation units outstanding
  at the end of period                              N/A                -              N/A         N/A

JNL/MCM Dow(SM) 10 Division(320)

  Accumulation unit value:
    Beginning of period                    $       9.71     $       9.56     $       7.33         N/A
    End of period                          $       9.05     $       9.71     $       9.56         N/A
  Accumulation units outstanding
  at the end of period                        5,678,512        2,098,228            4,308         N/A

JNL/Putnam Midcap Growth Division(583)

  Accumulation unit value:
    Beginning of period                    $       7.63     $       6.48              N/A         N/A
    End of period                          $       8.45     $       7.63              N/A         N/A
  Accumulation units outstanding
  at the end of period                           77,445           48,227              N/A         N/A

JNL/T. Rowe Price Value Division(468)

  Accumulation unit value:
    Beginning of period                    $      13.31     $      11.70     $      11.12         N/A
    End of period                          $      13.96     $      13.31     $      11.70         N/A
  Accumulation units outstanding
  at the end of period                          751,051          373,784           21,650         N/A

JNL/FMR Balanced Division(576)

  Accumulation unit value:
    Beginning of period                    $      10.27     $       9.24              N/A         N/A
    End of period                          $      11.16     $      10.27              N/A         N/A
  Accumulation units outstanding
  at the end of period                          452,758          118,905              N/A         N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth
Division(305)

  Accumulation unit value:
    Beginning of period                    $      11.40     $       9.79     $       6.65         N/A
    End of period                          $      12.81     $      11.40     $       9.79         N/A
  Accumulation units outstanding
  at the end of period                          510,013          216,689           17,092         N/A

JNL/Oppenheimer Growth Division(580)

  Accumulation unit value:
    Beginning of period                    $       8.25     $       7.89              N/A         N/A
    End of period                          $       8.89     $       8.25              N/A         N/A
  Accumulation units outstanding
  at the end of period                           62,813           34,918              N/A         N/A

JNL/Select Value Division(580)

  Accumulation unit value:
    Beginning of period                    $      16.50     $      14.36              N/A         N/A
    End of period                          $      17.62     $      16.50              N/A         N/A
  Accumulation units outstanding
  at the end of period                          234,256          115,269              N/A         N/A

JNL/MCM Global 15 Division(320)

  Accumulation unit value:
    Beginning of period                    $      11.91     $       9.42     $       6.82         N/A
    End of period                          $      12.96     $      11.91     $       9.42         N/A
  Accumulation units outstanding
  at the end of period                        4,819,386        1,810,331           88,798         N/A

JNL/MCM 25 Division(320)

  Accumulation unit value:
    Beginning of period                    $      12.11     $      10.06     $       7.37         N/A
    End of period                          $      11.61     $      12.11     $      10.06         N/A
  Accumulation units outstanding
  at the end of period                        4,455,010        1,618,350            4,247         N/A

JNL/MCM Consumer Brands Sector
Division(590)

  Accumulation unit value:
    Beginning of period                    $      11.01     $      10.05              N/A         N/A
    End of period                          $      10.61     $      11.01              N/A         N/A
  Accumulation units outstanding
  at the end of period                           58,436           15,934              N/A         N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(320)

  Accumulation unit value:
    Beginning of period                    $      18.63     $      16.75     $      12.04         N/A
    End of period                          $      20.04     $      18.63     $      16.75         N/A
  Accumulation units outstanding
  at the end of period                        2,504,109          948,065            2,467         N/A

JNL/MCM Technology Sector Division(585)

  Accumulation unit value:
    Beginning of period                    $       5.79     $       5.40              N/A         N/A
    End of period                          $       5.86     $       5.79              N/A         N/A
  Accumulation units outstanding
  at the end of period                          698,559          103,335              N/A         N/A

JNL/MCM Healthcare Sector Division(574)

  Accumulation unit value:
    Beginning of period                    $      10.90     $      11.00              N/A         N/A
    End of period                          $      11.58     $      10.90              N/A         N/A
  Accumulation units outstanding
  at the end of period                          532,287          107,250              N/A         N/A

JNL/MCM Financial Sector Division(594)

  Accumulation unit value:
    Beginning of period                    $      12.26     $      11.24              N/A         N/A
    End of period                          $      12.85     $      12.26              N/A         N/A
  Accumulation units outstanding
  at the end of period                           93,596           26,954              N/A         N/A

JNL/MCM Oil & Gas Sector Division(574)

  Accumulation unit value:
    Beginning of period                    $      17.59     $      14.29              N/A         N/A
    End of period                          $      23.76     $      17.59              N/A         N/A
  Accumulation units outstanding
  at the end of period                          445,616           99,240              N/A         N/A

JNL/MCM Communications Sector
Division(585)

  Accumulation unit value:
    Beginning of period                    $       4.60     $       4.02              N/A         N/A
    End of period                          $       4.59     $       4.60              N/A         N/A
  Accumulation units outstanding
  at the end of period                           88,676           61,451              N/A         N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(320)

  Accumulation unit value:
    Beginning of period                    $      10.07     $       8.67     $       7.36              N/A
    End of period                          $      13.66     $      10.07     $       8.67              N/A
  Accumulation units outstanding
  at the end of period                        4,785,182        1,895,393            4,505              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(136)

  Accumulation unit value:
    Beginning of period                    $      11.99     $      11.36     $       8.31     $       9.97
    End of period                          $      12.83     $      11.99     $      11.36     $       8.31
  Accumulation units outstanding
  at the end of period                          157,972           87,820                -           13,064

JNL/AIM Large Cap Growth Division(574)

  Accumulation unit value:
    Beginning of period                    $      11.24     $      10.37              N/A              N/A
    End of period                          $      11.90     $      11.24              N/A              N/A
  Accumulation units outstanding
  at the end of period                          321,535          133,755              N/A              N/A

JNL/AIM Real Estate Division(839)

  Accumulation unit value:
    Beginning of period                    $      10.27              N/A              N/A              N/A
    End of period                          $      11.60              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          165,067              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(831)

  Accumulation unit value:
    Beginning of period                    $      10.12              N/A              N/A              N/A
    End of period                          $      11.30              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          114,343              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division(828)

  Accumulation unit value:
    Beginning of period                    $       9.94              N/A         N/A              N/A
    End of period                          $      10.94              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                           94,097              N/A         N/A              N/A

JNL/MCM Nasdaq 15 Division(675)

  Accumulation unit value:
    Beginning of period                    $      10.84     $      10.00         N/A              N/A
    End of period                          $      10.59     $      10.84         N/A              N/A
  Accumulation units outstanding
  at the end of period                          589,339           85,151         N/A              N/A

JNL/MCM Value Line 25 Division(675)

  Accumulation unit value:
    Beginning of period                    $      11.44     $      10.00         N/A              N/A
    End of period                          $      15.68     $      11.44         N/A              N/A
  Accumulation units outstanding
  at the end of period                        3,736,678          283,580         N/A              N/A

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                    $      10.91     $       9.71         N/A              N/A
    End of period                          $      11.93     $      10.91         N/A              N/A
  Accumulation units outstanding
  at the end of period                       13,329,141          636,745         N/A              N/A

JNL/MCM VIP Division(677)

  Accumulation unit value:
    Beginning of period                    $      11.08     $      10.05         N/A              N/A
    End of period                          $      12.02     $      11.08         N/A              N/A
  Accumulation units outstanding
  at the end of period                        2,210,891          185,543         N/A              N/A

JNL/S&P Managed Moderate Division(684)

  Accumulation unit value:
    Beginning of period                    $      10.51     $       9.90         N/A              N/A
    End of period                          $      10.90     $      10.51         N/A              N/A
  Accumulation units outstanding
  at the end of period                        1,281,922          211,053         N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative
Division(691)

  Accumulation unit value:
    Beginning of period                    $      10.32     $       9.98         N/A              N/A
    End of period                          $      10.57     $      10.32         N/A              N/A
  Accumulation units outstanding
  at the end of period                          807,494          134,449         N/A              N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.30%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(66)

  Accumulation unit value:
    Beginning of period                    $       8.37     $       7.62     $       5.98     $       8.04
    End of period                          $       8.61     $       8.37     $       7.62     $       5.98
  Accumulation units outstanding
  at the end of period                          294,762          381,820          386,064           40,511

JNL/FMR Capital Growth Division(56)

  Accumulation unit value:
    Beginning of period                    $      21.21     $      18.21     $      13.60     $      17.21
    End of period                          $      22.23     $      21.21     $      18.21     $      13.60
  Accumulation units outstanding
  at the end of period                           25,283           35,281           49,176           10,395

JNL/Select Large Cap Growth Division(51)

  Accumulation unit value:
    Beginning of period                    $      26.37     $      23.92     $      17.89     $      24.02
    End of period                          $      27.24     $      26.37     $      23.92     $      17.89
  Accumulation units outstanding
  at the end of period                           44,749           68,972           77,776           18,820

JNL/Select Global Growth Division(586)

  Accumulation unit value:
    Beginning of period                    $      23.43     $      20.97              N/A              N/A
    End of period                          $      23.57     $      23.43              N/A              N/A
  Accumulation units outstanding
  at the end of period                              647              405              N/A              N/A

JNL/Select Balanced Division(52)

  Accumulation unit value:
    Beginning of period                    $      23.25     $      21.24     $      17.70     $      18.44
    End of period                          $      24.17     $      23.25     $      21.24     $      17.70
  Accumulation units outstanding
  at the end of period                          516,463          542,978          471,259          165,008

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division(52)

  Accumulation unit value:
    Beginning of period                    $      20.39     $      18.27     $      14.55     $      18.26
    End of period                          $      21.89     $      20.39     $      18.27     $      14.55
  Accumulation units outstanding
  at the end of period                           31,927           28,030           41,500            9,642

JNL/Putnam Value Equity Division(53)

  Accumulation unit value:
    Beginning of period                    $      20.02     $      18.48     $      15.03     $      18.28
    End of period                          $      20.73     $      20.02     $      18.48     $      15.03
  Accumulation units outstanding
  at the end of period                          143,422          150,833          153,030           43,465

JNL/Select Money Market Division(52)

  Accumulation unit value:
    Beginning of period                    $      12.34     $      12.41     $      12.51     $      12.54
    End of period                          $      12.51     $      12.34     $      12.41     $      12.51
  Accumulation units outstanding
  at the end of period                          189,876          238,182          246,897          280,391

JNL/PPM America High Yield Bond
Division(51)

  Accumulation unit value:
    Beginning of period                             N/A     $      15.64     $      13.35     $      13.15
    End of period                                   N/A     $      16.18     $      15.64     $      13.35
  Accumulation units outstanding
  at the end of period                              N/A                -          452,948          124,707

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $      15.73     $      15.35     $      15.37     $      14.17
    End of period                          $      15.90     $      15.73     $      15.35     $      15.37
  Accumulation units outstanding
  at the end of period                          335,464          442,983          508,132          249,752

JNL/Salomon Brothers Strategic
Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $      18.81     $      17.82     $      15.90     $      15.02
    End of period                          $      19.05     $      18.81     $      17.82     $      15.90
  Accumulation units outstanding
  at the end of period                          260,572          249,858          243,927           70,227

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division(51)

  Accumulation unit value:
    Beginning of period                    $      26.04     $      24.01     $      18.63     $      23.09
    End of period                          $      27.27     $      26.04     $      24.01     $      18.63
  Accumulation units outstanding
  at the end of period                          302,838          272,815          280,700           82,484

JNL/T. Rowe Price Mid-Cap Growth
Division(50)

  Accumulation unit value:
    Beginning of period                    $      33.80     $      29.01     $      21.21     $      25.22
    End of period                          $      38.07     $      33.80     $      29.01     $      21.21
  Accumulation units outstanding
  at the end of period                          206,392          224,342          224,188           75,918

JNL/JPMorgan International Equity
Division(51)

  Accumulation unit value:
    Beginning of period                    $      13.61     $      11.85     $       9.34     $      11.16
    End of period                          $      14.87     $      13.61     $      11.85     $       9.34
  Accumulation units outstanding
  at the end of period                          173,414          182,515          241,130           95,683

JNL/Alger Growth Division(51)

  Accumulation unit value:
    Beginning of period                    $      17.61     $      16.99     $      12.72     $      17.92
    End of period                          $      19.53     $      17.61     $      16.99     $      12.72
  Accumulation units outstanding
  at the end of period                          104,292          130,856          166,440           37,624

JNL/Eagle Core Equity Division(52)

  Accumulation unit value:
    Beginning of period                    $      17.33     $      16.51     $      13.43     $      16.63
    End of period                          $      17.69     $      17.33     $      16.51     $      13.43
  Accumulation units outstanding
  at the end of period                          176,786          182,045          194,596           68,959

JNL/Eagle SmallCap Equity Division(51)

  Accumulation unit value:
    Beginning of period                    $      19.74     $      16.83     $      12.18     $      15.59
    End of period                          $      19.97     $      19.74     $      16.83     $      12.18
  Accumulation units outstanding
  at the end of period                           84,733           92,211          103,312           59,693

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division(55)

  Accumulation unit value:
    Beginning of period                    $      12.69     $      11.73     $      10.10     $      11.00
    End of period                          $      13.33     $      12.69     $      11.73     $      10.10
  Accumulation units outstanding
  at the end of period                        2,452,893        2,550,103        2,271,862          747,818

JNL/S&P Managed Growth Division(50)

  Accumulation unit value:
    Beginning of period                    $      13.00     $      11.82     $       9.84     $      10.90
    End of period                          $      13.78     $      13.00     $      11.82     $       9.84
  Accumulation units outstanding
  at the end of period                        3,169,990        3,586,497        2,989,400        1,064,743

JNL/S&P Managed Aggressive Growth
Division(50)

  Accumulation unit value:
    Beginning of period                    $      12.77     $      11.48     $       9.17     $      10.75
    End of period                          $      13.67     $      12.77     $      11.48     $       9.17
  Accumulation units outstanding
  at the end of period                        1,383,706        1,603,199          595,226          195,835

JNL/S&P Very Aggressive Growth
Division I(56)

  Accumulation unit value:
    Beginning of period                             N/A     $      11.08     $       8.60     $      10.79
    End of period                                   N/A     $      11.35     $      11.08     $       8.60
  Accumulation units outstanding
  at the end of period                              N/A                -          141,450           74,652

JNL/S&P Equity Growth Division I(56)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.34     $       8.09     $      10.16
    End of period                                   N/A     $      10.55     $      10.34     $       8.09
  Accumulation units outstanding
  at the end of period                              N/A                -          519,576          207,081

JNL/S&P Equity Aggressive Growth
Division I(50)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.58     $       8.25     $      10.13
    End of period                                   N/A     $      10.82     $      10.58     $       8.25
  Accumulation units outstanding
  at the end of period                              N/A                -          239,514           77,031

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(38)

  Accumulation unit value:
    Beginning of period                    $      10.54     $       9.70     $       7.69     $       9.89
    End of period                          $      10.86     $      10.54     $       9.70     $       7.69
  Accumulation units outstanding
  at the end of period                        1,310,836        1,460,446        1,418,434          363,354

JNL/MCM S&P 400 MidCap Index Division(38)

  Accumulation unit value:
    Beginning of period                    $      12.90     $      11.29     $       8.50     $       9.92
    End of period                          $      14.26     $      12.90     $      11.29     $       8.50
  Accumulation units outstanding
  at the end of period                          642,199          747,387          670,848          172,520

JNL/Alliance Capital Growth Division(51)

  Accumulation unit value:
    Beginning of period                    $      10.00     $       9.53     $       7.77     $      10.45
    End of period                          $       9.10     $      10.00     $       9.53     $       7.77
  Accumulation units outstanding
  at the end of period                                -           98,313          168,700           62,296

JNL/JPMorgan International Value
Division(238)

  Accumulation unit value:
    Beginning of period                    $      10.54     $       8.71     $       6.33     $       6.36
    End of period                          $      12.33     $      10.54     $       8.71     $       6.33
  Accumulation units outstanding
  at the end of period                          254,624          218,930          110,863            3,289

JNL/PIMCO Total Return Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $      14.06     $      13.64     $      13.19     $      12.50
    End of period                          $      14.20     $      14.06     $      13.64     $      13.19
  Accumulation units outstanding
  at the end of period                          911,352        1,002,451        1,089,332          441,234

JNL/MCM Small Cap Index Division(38)

  Accumulation unit value:
    Beginning of period                    $      13.22     $      11.41     $       7.92     $       9.82
    End of period                          $      13.60     $      13.22     $      11.41     $       7.92
  Accumulation units outstanding
  at the end of period                          603,585          729,828          677,137          152,424

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index Division(38)

  Accumulation unit value:
    Beginning of period                    $      13.64     $      11.56     $       8.53     $      10.00
    End of period                          $      15.26     $      13.64     $      11.56     $       8.53
  Accumulation units outstanding
  at the end of period                          479,223          563,254          529,980          140,393

JNL/Lazard Small Cap Value Division(52)

  Accumulation unit value:
    Beginning of period                    $      14.73     $      12.94     $       9.44     $      11.40
    End of period                          $      15.22     $      14.73     $      12.94     $       9.44
  Accumulation units outstanding
  at the end of period                          270,006          311,220          311,613          123,077

JNL/Lazard Mid Cap Value Division(50)

  Accumulation unit value:
    Beginning of period                    $      17.36     $      14.10     $      11.08     $      12.83
    End of period                          $      18.65     $      17.36     $      14.10     $      11.08
  Accumulation units outstanding
  at the end of period                          315,769          342,636          333,870          154,000

JNL/MCM Bond Index Division(51)

  Accumulation unit value:
    Beginning of period                    $      11.15     $      10.90     $      10.72     $       9.98
    End of period                          $      11.21     $      11.15     $      10.90     $      10.72
  Accumulation units outstanding
  at the end of period                          431,719          488,787          431,063           96,757

JNL/S&P Core Index 100 Division(52)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.31     $       8.56     $       9.80
    End of period                                   N/A     $      10.51     $      10.31     $       8.56
  Accumulation units outstanding
  at the end of period                              N/A                -          544,333          298,650

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $      13.17     $      12.80              N/A              N/A
    End of period                          $      13.22     $      13.17              N/A              N/A
  Accumulation units outstanding
  at the end of period                          490,252          559,837              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division(50)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.01     $       7.74     $       9.46
    End of period                                   N/A     $      10.22     $      10.01     $       7.74
  Accumulation units outstanding
  at the end of period                              N/A                -           30,999           16,832

JNL/S&P Core Index 75 Division(60)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.17     $       8.15     $       9.60
    End of period                                   N/A     $      10.40     $      10.17     $       8.15
  Accumulation units outstanding
  at the end of period                              N/A                -          128,481          108,156

JNL/MCM Dow(SM) 10 Division(38)

  Accumulation unit value:
    Beginning of period                    $       9.68     $       9.54     $       7.68     $       8.38
    End of period                          $       9.02     $       9.68     $       9.54     $       7.68
  Accumulation units outstanding
  at the end of period                        1,410,909        1,473,496        1,289,064          492,647

JNL/Putnam Midcap Growth Division(53)

  Accumulation unit value:
    Beginning of period                    $       7.61     $       6.50     $       4.94     $       6.68
    End of period                          $       8.43     $       7.61     $       6.50     $       4.94
  Accumulation units outstanding
  at the end of period                          125,476          149,070          179,175           97,140

JNL/T. Rowe Price Value Division(52)

  Accumulation unit value:
    Beginning of period                    $      13.28     $      11.68     $       9.11     $      10.87
    End of period                          $      13.92     $      13.28     $      11.68     $       9.11
  Accumulation units outstanding
  at the end of period                          797,625          865,635          858,568          336,708

JNL/FMR Balanced Division(52)

  Accumulation unit value:
    Beginning of period                    $      10.24     $       9.48     $       8.45     $       9.09
    End of period                          $      11.13     $      10.24     $       9.48     $       8.45
  Accumulation units outstanding
  at the end of period                          586,520          582,036          594,124          176,271

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth
Division(50)

  Accumulation unit value:
    Beginning of period                    $      11.38     $       9.77     $       7.05     $       8.63
    End of period                          $      12.78     $      11.38     $       9.77     $       7.05
  Accumulation units outstanding
  at the end of period                          354,712          355,211          330,751          153,885

JNL/Oppenheimer Growth Division(51)

  Accumulation unit value:
    Beginning of period                    $       8.24     $       8.00     $       6.89     $       8.80
    End of period                          $       8.87     $       8.24     $       8.00     $       6.89
  Accumulation units outstanding
  at the end of period                          137,621          151,226          181,220           63,660

JNL/Select Value Division(218)

  Accumulation unit value:
    Beginning of period                    $      16.52     $      14.58     $      10.96     $      10.83
    End of period                          $      17.63     $      16.52     $      14.58     $      10.96
  Accumulation units outstanding
  at the end of period                          190,917          125,933           91,491            3,824

JNL/MCM Global 15 Division(119)

  Accumulation unit value:
    Beginning of period                    $      11.88     $       9.40     $       7.15     $       9.04
    End of period                          $      12.92     $      11.88     $       9.40     $       7.15
  Accumulation units outstanding
  at the end of period                        1,023,153        1,016,476          861,415          240,286

JNL/MCM 25 Division(119)

  Accumulation unit value:
    Beginning of period                    $      12.08     $      10.04     $       7.65     $       9.76
    End of period                          $      11.57     $      12.08     $      10.04     $       7.65
  Accumulation units outstanding
  at the end of period                        1,040,696        1,066,272          914,693          275,854

JNL/MCM Consumer Brands Sector
Division(481)

  Accumulation unit value:
    Beginning of period                    $      10.98     $      10.10     $       9.99              N/A
    End of period                          $      10.58     $      10.98     $      10.10              N/A
  Accumulation units outstanding
  at the end of period                           16,250            6,544              100              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(119)

  Accumulation unit value:
    Beginning of period                    $      18.58     $      16.72     $      11.44     $      15.31
    End of period                          $      19.97     $      18.58     $      16.72     $      11.44
  Accumulation units outstanding
  at the end of period                          614,492          612,047          539,391          176,927

JNL/MCM Technology Sector Division(498)

  Accumulation unit value:
    Beginning of period                    $       5.77     $       6.32              N/A              N/A
    End of period                          $       5.84     $       5.77              N/A              N/A
  Accumulation units outstanding
  at the end of period                           25,882           31,791              N/A              N/A

JNL/MCM Healthcare Sector Division(486)

  Accumulation unit value:
    Beginning of period                    $      10.87     $      10.64     $      10.64              N/A
    End of period                          $      11.54     $      10.87     $      10.64              N/A
  Accumulation units outstanding
  at the end of period                           49,988           29,090            4,657              N/A

JNL/MCM Financial Sector Division(498)

  Accumulation unit value:
    Beginning of period                    $      12.23     $      11.15              N/A              N/A
    End of period                          $      12.81     $      12.23              N/A              N/A
  Accumulation units outstanding
  at the end of period                           26,104           20,876              N/A              N/A

JNL/MCM Oil & Gas Sector Division(481)

  Accumulation unit value:
    Beginning of period                    $      17.54     $      13.33     $      13.05              N/A
    End of period                          $      23.69     $      17.54     $      13.33              N/A
  Accumulation units outstanding
  at the end of period                           79,971           75,740               77              N/A

JNL/MCM Communications Sector
Division(498)

  Accumulation unit value:
    Beginning of period                    $       4.59     $       4.28              N/A              N/A
    End of period                          $       4.58     $       4.59              N/A              N/A
  Accumulation units outstanding
  at the end of period                                -           21,120              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(119)

  Accumulation unit value:
    Beginning of period                    $      10.05     $       8.65     $       7.37     $       9.92
    End of period                          $      13.61     $      10.05     $       8.65     $       7.37
  Accumulation units outstanding
  at the end of period                        1,151,128        1,122,884          943,584          280,949

JNL/AIM Premier Equity II Division(56)

  Accumulation unit value:
    Beginning of period                             N/A     $       9.46     $       7.81     $      10.30
    End of period                                   N/A     $       9.25     $       9.46     $       7.81
  Accumulation units outstanding
  at the end of period                              N/A                -          106,993           52,669

JNL/AIM Small Cap Growth Division(51)

  Accumulation unit value:
    Beginning of period                    $      11.97     $      11.35     $       8.30     $      10.77
    End of period                          $      12.81     $      11.97     $      11.35     $       8.30
  Accumulation units outstanding
  at the end of period                          153,987          163,897          270,730          108,280

JNL/AIM Large Cap Growth Division(51)

  Accumulation unit value:
    Beginning of period                    $      11.22     $      10.33     $       8.05     $      10.44
    End of period                          $      11.88     $      11.22     $      10.33     $       8.05
  Accumulation units outstanding
  at the end of period                          261,001          283,073          290,967          113,224

JNL/AIM Real Estate Division(822)

  Accumulation unit value:
    Beginning of period                    $      10.07              N/A              N/A              N/A
    End of period                          $      11.60              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           39,968              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(823)

  Accumulation unit value:
    Beginning of period                    $      10.11              N/A              N/A              N/A
    End of period                          $      11.29              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           39,887              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division(823)

  Accumulation unit value:
    Beginning of period                    $      10.10              N/A         N/A              N/A
    End of period                          $      10.94              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                           29,614              N/A         N/A              N/A

JNL/MCM Nasdaq 15 Division(685)

  Accumulation unit value:
    Beginning of period                    $      10.84     $      10.03         N/A              N/A
    End of period                          $      10.59     $      10.84         N/A              N/A
  Accumulation units outstanding
  at the end of period                           38,224            7,142         N/A              N/A

JNL/MCM Value Line 25 Division(684)

  Accumulation unit value:
    Beginning of period                    $      11.43     $       9.53         N/A              N/A
    End of period                          $      15.67     $      11.43         N/A              N/A
  Accumulation units outstanding
  at the end of period                          379,448           84,009         N/A              N/A

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                    $      10.91     $       9.79         N/A              N/A
    End of period                          $      11.92     $      10.91         N/A              N/A
  Accumulation units outstanding
  at the end of period                          615,640           89,458         N/A              N/A

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                    $      11.08     $       9.78         N/A              N/A
    End of period                          $      12.01     $      11.08         N/A              N/A
  Accumulation units outstanding
  at the end of period                          216,327           60,950         N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $      10.31              N/A         N/A              N/A
    End of period                          $      10.89              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                           10,862              N/A         N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                    $      10.23         N/A              N/A              N/A
    End of period                          $      10.56         N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           49,682         N/A              N/A              N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.35%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A         N/A              N/A
    End of period                                   N/A              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A         N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A         N/A              N/A
    End of period                                   N/A              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A         N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A         N/A              N/A
    End of period                                   N/A              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A         N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A         N/A              N/A
    End of period                                   N/A              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A         N/A              N/A

JNL/Select Balanced Division(495)

  Accumulation unit value:
    Beginning of period                    $      23.14     $      21.47         N/A              N/A
    End of period                          $      24.04     $      23.14         N/A              N/A
  Accumulation units outstanding
  at the end of period                           53,101           10,125         N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A         N/A              N/A
    End of period                                   N/A              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A         N/A              N/A

JNL/Putnam Value Equity Division(552)

  Accumulation unit value:
    Beginning of period                    $      19.92     $      19.06         N/A              N/A
    End of period                          $      20.62     $      19.92         N/A              N/A
  Accumulation units outstanding
  at the end of period                           30,120           27,468         N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A         N/A              N/A
    End of period                                   N/A              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A         N/A              N/A

JNL/PPM America High Yield Bond
Division(495)

  Accumulation unit value:
    Beginning of period                             N/A     $      15.83         N/A              N/A
    End of period                                   N/A     $      16.11         N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A                -         N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(495)

  Accumulation unit value:
    Beginning of period                    $      15.66     $      15.47         N/A              N/A
    End of period                          $      15.81     $      15.66         N/A              N/A
  Accumulation units outstanding
  at the end of period                            4,632            4,682         N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(495)

  Accumulation unit value:
    Beginning of period                    $      18.72     $      17.99         N/A              N/A
    End of period                          $      18.95     $      18.72         N/A              N/A
  Accumulation units outstanding
  at the end of period                           46,555           12,694         N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                    $      24.20              N/A         N/A              N/A
    End of period                          $      27.12              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                           36,612              N/A         N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                    $      32.04              N/A         N/A              N/A
    End of period                          $      37.86              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                            9,314              N/A         N/A              N/A

JNL/JPMorgan International Equity
Division(552)

  Accumulation unit value:
    Beginning of period                    $      13.55     $      12.27         N/A              N/A
    End of period                          $      14.79     $      13.55         N/A              N/A
  Accumulation units outstanding
  at the end of period                           32,948           23,475         N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A         N/A              N/A
    End of period                                   N/A              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A         N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A         N/A              N/A
    End of period                                   N/A              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A         N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A         N/A              N/A
    End of period                                   N/A              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A         N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                    $      12.47              N/A         N/A              N/A
    End of period                          $      13.28              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                           51,952              N/A         N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                    $      12.59              N/A         N/A              N/A
    End of period                          $      13.73              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                          158,153              N/A         N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                    $      12.72     $      11.69         N/A              N/A
    End of period                          $      13.62     $      12.72         N/A              N/A
  Accumulation units outstanding
  at the end of period                           65,566           44,728         N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A              N/A         N/A              N/A
    End of period                                   N/A              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A         N/A              N/A

JNL/S&P Equity Growth Division I(663)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.37         N/A              N/A
    End of period                                   N/A     $      10.52         N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A                -         N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A              N/A         N/A              N/A
    End of period                                   N/A              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A         N/A              N/A

INVESTMENT DIVISIONS                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                               2005           2004           2003           2002
                                                                           ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(495)

  Accumulation unit value:
    Beginning of period                                                      $  10.53       $   9.85         N/A             N/A
    End of period                                                            $  10.84       $  10.53         N/A             N/A
  Accumulation units outstanding
  at the end of period                                                         49,566         22,983         N/A             N/A

JNL/MCM S&P 400 MidCap Index Division(495)

  Accumulation unit value:
    Beginning of period                                                      $  12.88       $  11.51         N/A             N/A
    End of period                                                            $  14.23       $  12.88         N/A             N/A
  Accumulation units outstanding
  at the end of period                                                         38,051         17,058         N/A             N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A         N/A             N/A
    End of period                                                                 N/A            N/A         N/A             N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A         N/A             N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                                                      $  10.34            N/A         N/A             N/A
    End of period                                                            $  12.28            N/A         N/A             N/A
  Accumulation units outstanding
  at the end of period                                                         60,045            N/A         N/A             N/A

JNL/PIMCO Total Return Bond Division(495)

  Accumulation unit value:
    Beginning of period                                                      $  14.02       $  13.76         N/A             N/A
    End of period                                                            $  14.15       $  14.02         N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          5,179          5,268         N/A             N/A

JNL/MCM Small Cap Index Division(495)

  Accumulation unit value:
    Beginning of period                                                      $  13.20       $  11.98         N/A             N/A
    End of period                                                            $  13.58       $  13.20         N/A             N/A
  Accumulation units outstanding
  at the end of period                                                         38,088         16,480         N/A             N/A

INVESTMENT DIVISIONS                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                               2005           2004           2003           2002
                                                                           ------------   ------------   ------------   ------------
JNL/MCM International Index Division(495)

  Accumulation unit value:
    Beginning of period                                                      $  13.62       $  11.89         N/A             N/A
    End of period                                                            $  15.23       $  13.62         N/A             N/A
  Accumulation units outstanding
  at the end of period                                                         92,607         52,049         N/A             N/A

JNL/Lazard Small Cap Value Division(495)

  Accumulation unit value:
    Beginning of period                                                      $  14.68       $  13.46         N/A             N/A
    End of period                                                            $  15.16       $  14.68         N/A             N/A
  Accumulation units outstanding
  at the end of period                                                         59,226         27,018         N/A             N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      $  16.55           N/A          N/A             N/A
    End of period                                                            $  18.57           N/A          N/A             N/A
  Accumulation units outstanding
  at the end of period                                                         21,150           N/A          N/A             N/A

JNL/MCM Bond Index Division(663)

  Accumulation unit value:
    Beginning of period                                                      $  11.13       $  11.11         N/A             N/A
    End of period                                                            $  11.18       $  11.13         N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          7,144          4,801         N/A             N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A           N/A             N/A
    End of period                                                                 N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A           N/A             N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                      $  13.13       $  12.76         N/A             N/A
    End of period                                                            $  13.17       $  13.13         N/A             N/A
  Accumulation units outstanding
  at the end of period                                                         20,778         19,988         N/A             N/A

INVESTMENT DIVISIONS                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                              2005          2004           2003           2002
                                                                           ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A         N/A            N/A
    End of period                                                                 N/A            N/A         N/A            N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A         N/A            N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A         N/A            N/A
    End of period                                                                 N/A            N/A         N/A            N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A         N/A            N/A

JNL/MCM Dow(SM) 10 Division(519)

  Accumulation unit value:
    Beginning of period                                                      $   9.66       $   9.56         N/A            N/A
    End of period                                                            $   8.99       $   9.66         N/A            N/A
  Accumulation units outstanding
  at the end of period                                                        110,011         72,869         N/A            N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A         N/A            N/A
    End of period                                                                 N/A            N/A         N/A            N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A         N/A            N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A         N/A            N/A
    End of period                                                                 N/A            N/A         N/A            N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A         N/A            N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A         N/A            N/A
    End of period                                                                 N/A            N/A         N/A            N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A         N/A            N/A

INVESTMENT DIVISIONS                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                               2005           2004           2003          2002
                                                                           ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A           N/A           N/A
    End of period                                                                 N/A            N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A           N/A           N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A           N/A           N/A
    End of period                                                                 N/A            N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A           N/A           N/A

JNL/Select Value Division(495)

  Accumulation unit value:
    Beginning of period                                                      $  16.46       $  14.77          N/A           N/A
    End of period                                                            $  17.57       $  16.46          N/A           N/A
  Accumulation units outstanding
  at the end of period                                                         18,498         11,774          N/A           N/A

JNL/MCM Global 15 Division(519)

  Accumulation unit value:
    Beginning of period                                                      $  11.85         $10.33          N/A           N/A
    End of period                                                            $  12.88         $11.85          N/A           N/A
  Accumulation units outstanding
  at the end of period                                                         79,214         67,141          N/A           N/A

JNL/MCM 25 Division(519)

  Accumulation unit value:
    Beginning of period                                                        $12.04         $10.13          N/A           N/A
    End of period                                                              $11.53         $12.04          N/A           N/A
  Accumulation units outstanding
  at the end of period                                                         62,953         61,901          N/A           N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                        $10.59           N/A           N/A           N/A
    End of period                                                              $10.54           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                                         12,239           N/A           N/A           N/A

INVESTMENT DIVISIONS                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                               2005           2004           2003           2002
                                                                           ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(519)

  Accumulation unit value:
    Beginning of period                                                      $  18.52       $  16.13          N/A             N/A
    End of period                                                            $  19.91       $  18.52          N/A             N/A
  Accumulation units outstanding
  at the end of period                                                         41,049         40,323          N/A             N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A          N/A             N/A
    End of period                                                                 N/A            N/A          N/A             N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A          N/A             N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      $  10.62           N/A           N/A             N/A
    End of period                                                            $  11.50           N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                         24,420           N/A           N/A             N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      $  11.62           N/A           N/A             N/A
    End of period                                                            $  12.76           N/A           N/A             N/A
  Accumulation units outstanding
  Accumulation unit value:
    Beginning of period                                                        11,156           N/A           N/A             N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      $  20.77           N/A           N/A             N/A
    End of period                                                            $  23.61           N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                         22,533           N/A           N/A             N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      $   4.32           N/A           N/A             N/A
    End of period                                                            $   4.56           N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                         29,966           N/A           N/A             N/A

INVESTMENT DIVISIONS                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                               2005           2004           2003           2002
                                                                           ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(519)

  Accumulation unit value:
    Beginning of period                                                      $  10.02       $   8.74          N/A             N/A
    End of period                                                            $  13.57       $  10.02          N/A             N/A
  Accumulation units outstanding
  at the end of period                                                         76,061         74,869          N/A             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A          N/A             N/A
    End of period                                                                 N/A            N/A          N/A             N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A          N/A             N/A

JNL/AIM Small Cap Growth Division(552)

  Accumulation unit value:
    Beginning of period                                                      $  11.95       $  11.89          N/A             N/A
    End of period                                                            $  12.78       $  11.95          N/A             N/A
  Accumulation units outstanding
  at the end of period                                                         20,318         19,869          N/A             N/A

JNL/AIM Large Cap Growth Division(552)

  Accumulation unit value:
    Beginning of period                                                      $  11.20       $  10.90          N/A             N/A
    End of period                                                            $  11.85       $  11.20          N/A             N/A
  Accumulation units outstanding
  at the end of period                                                         46,032         42,026          N/A             N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A          N/A             N/A
    End of period                                                                 N/A            N/A          N/A             N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A          N/A             N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A          N/A             N/A
    End of period                                                                 N/A            N/A          N/A             N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A          N/A             N/A

INVESTMENT DIVISIONS                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                               2005           2004           2003           2002
                                                                           ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A         N/A             N/A
    End of period                                                                 N/A            N/A         N/A             N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A         N/A             N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      $  10.78            N/A         N/A             N/A
    End of period                                                            $  10.58            N/A         N/A             N/A
  Accumulation units outstanding
  at the end of period                                                         25,519            N/A         N/A             N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A         N/A             N/A
    End of period                                                                 N/A            N/A         N/A             N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A         N/A             N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      $  11.95           N/A          N/A             N/A
    End of period                                                            $  11.91           N/A          N/A             N/A
  Accumulation units outstanding
  at the end of period                                                        117,127            N/A         N/A             N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      $  11.93            N/A         N/A             N/A
    End of period                                                            $  12.00            N/A         N/A             N/A
  Accumulation units outstanding
  at the end of period                                                         11,529            N/A         N/A             N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A         N/A             N/A
    End of period                                                                 N/A            N/A         N/A             N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A         N/A             N/A

INVESTMENT DIVISIONS                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                               2005           2004           2003           2002
                                                                           ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A
Accumulation Unit Values
Contract with Endorsements - 1.395%

INVESTMENT DIVISIONS                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                               2005           2004           2003           2002
                                                                           ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A         N/A             N/A
    End of period                                                                 N/A            N/A         N/A             N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A         N/A             N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A         N/A             N/A
    End of period                                                                 N/A            N/A         N/A             N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A         N/A             N/A

JNL/Select Large Cap Growth Division(567)

  Accumulation unit value:
    Beginning of period                                                      $  26.13         $25.00          N/A             N/A
    End of period                                                            $  26.97         $26.13          N/A             N/A
  Accumulation units outstanding
  at the end of period                                                         67,877         68,159          N/A             N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A         N/A             N/A
    End of period                                                                 N/A            N/A         N/A             N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A         N/A             N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A         N/A             N/A
    End of period                                                                 N/A            N/A         N/A             N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A         N/A             N/A

INVESTMENT DIVISIONS                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                               2005           2004           2003           2002
                                                                           ------------   ------------   ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

INVESTMENT DIVISIONS                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                               2005           2004           2003           2002
                                                                           ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                                                      $  23.98            N/A         N/A             N/A
    End of period                                                            $  26.99            N/A         N/A             N/A
  Accumulation units outstanding
  at the end of period                                                         66,717            N/A         N/A             N/A

Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A         N/A             N/A
    End of period                                                                 N/A            N/A         N/A             N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A         N/A             N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A         N/A             N/A
    End of period                                                                 N/A            N/A         N/A             N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A         N/A             N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A         N/A             N/A
    End of period                                                                 N/A            N/A         N/A             N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A         N/A             N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A         N/A             N/A
    End of period                                                                 N/A            N/A         N/A             N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A         N/A             N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A         N/A             N/A
    End of period                                                                 N/A            N/A         N/A             N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A         N/A             N/A

INVESTMENT DIVISIONS                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                               2005           2004           2003           2002
                                                                           ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

INVESTMENT DIVISIONS                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                               2005           2004           2003           2002
                                                                           ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A         N/A             N/A
    End of period                                                                 N/A            N/A         N/A             N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A         N/A             N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A         N/A             N/A
    End of period                                                                 N/A            N/A         N/A             N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A         N/A             N/A

JNL/Alliance Capital Growth Division(567)

  Accumulation unit value:
    Beginning of period                                                      $   9.93       $   9.50         N/A             N/A
    End of period                                                            $   9.03       $   9.93         N/A             N/A
  Accumulation units outstanding
  at the end of period                                                              -        176,282         N/A             N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A         N/A             N/A
    End of period                                                                 N/A            N/A         N/A             N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A         N/A             N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A         N/A             N/A
    End of period                                                                 N/A            N/A         N/A             N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A         N/A             N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A         N/A             N/A
    End of period                                                                 N/A            N/A         N/A             N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A         N/A             N/A

INVESTMENT DIVISIONS                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                               2005           2004           2003           2002
                                                                           ------------   ------------   ------------   ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

INVESTMENT DIVISIONS                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                               2005           2004           2003           2002
                                                                           ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

INVESTMENT DIVISIONS                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                               2005           2004           2003           2002
                                                                           ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

Investment Divisions                                                       December 31,   December 31,   December 31,   December 31,
                                                                               2005           2004           2003           2002
                                                                           ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                         N/A             N/A           N/A             N/A
    End of period                                                               N/A             N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A             N/A           N/A             N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                         N/A             N/A           N/A             N/A
    End of period                                                               N/A             N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A             N/A           N/A             N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                         N/A             N/A           N/A             N/A
    End of period                                                               N/A             N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A             N/A           N/A             N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                         N/A             N/A           N/A             N/A
    End of period                                                               N/A             N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A             N/A           N/A             N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                         N/A             N/A           N/A             N/A
    End of period                                                               N/A             N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A             N/A           N/A             N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                         N/A             N/A           N/A             N/A
    End of period                                                               N/A             N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A             N/A           N/A             N/A

INVESTMENT DIVISIONS                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                               2005           2004           2003           2002
                                                                           ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

INVESTMENT DIVISIONS                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                               2005           2004           2003           2002
                                                                           ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

INVESTMENT DIVISIONS                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                               2005           2004           2003           2002
                                                                           ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A
Accumulation Unit Values
Contract with Endorsements - 1.40%


INVESTMENT DIVISIONS                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                               2005           2004           2003           2002
                                                                           ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(82)

  Accumulation unit value:
    Beginning of period                                                      $   8.32       $   7.59      $   5.96       $   7.90
    End of period                                                            $   8.56       $   8.32      $   7.59       $   5.96
  Accumulation units outstanding
  at the end of period                                                        195,434        250,867       234,513         69,803

JNL/FMR Capital Growth Division(61)

  Accumulation unit value:
    Beginning of period                                                      $  21.01       $  18.06      $  13.50       $  16.84
    End of period                                                            $  21.99       $  21.01      $  18.06       $  13.50
  Accumulation units outstanding
  at the end of period                                                         18,641         33,878        20,470         22,402

JNL/Select Large Cap Growth Division(58)

  Accumulation unit value:
    Beginning of period                                                      $  26.11       $  23.72      $  17.75       $  22.91
    End of period                                                            $  26.95       $  26.11      $  23.72       $  17.75
  Accumulation units outstanding
  at the end of period                                                         36,843         55,817        40,737         23,094

JNL/Select Global Growth Division(697)

  Accumulation unit value:
    Beginning of period                                                      $  23.21       $  21.97           N/A            N/A
    End of period                                                            $  23.32       $  23.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                                                            851            458           N/A            N/A

JNL/Select Balanced Division(61)

  Accumulation unit value:
    Beginning of period                                                      $  23.03       $  21.06      $  17.57       $  18.40
    End of period                                                            $  23.91       $  23.03      $  21.06       $  17.57
  Accumulation units outstanding
  at the end of period                                                        378,265        406,653       362,291        114,414

INVESTMENT DIVISIONS                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                               2005           2004           2003           2002
                                                                           ------------   ------------   ------------   ------------
JNL/Putnam Equity Division(57)

  Accumulation unit value:
    Beginning of period                                                      $  20.19       $  18.12      $  14.44        $ 17.55
    End of period                                                            $  21.66       $  20.19      $  18.12        $ 14.44
  Accumulation units outstanding
  at the end of period                                                         15,083         13,531        16,293          5,683

JNL/Putnam Value Equity Division(57)

  Accumulation unit value:
    Beginning of period                                                      $  19.83       $  18.32      $  14.92        $ 17.80
    End of period                                                            $  20.51       $  19.83      $  18.32        $ 14.92
  Accumulation units outstanding
  at the end of period                                                        126,644        130,988       115,109         27,589

JNL/Select Money Market Division(42)

  Accumulation unit value:
    Beginning of period                                                      $  12.24       $  12.31      $  12.43        $ 12.47
    End of period                                                            $  12.39       $  12.24      $  12.31        $ 12.43
  Accumulation units outstanding
  at the end of period                                                         71,100        101,980       104,593        126,368

JNL/PPM America High Yield Bond
Division(82)

  Accumulation unit value:
    Beginning of period                                                           N/A       $  15.50      $  13.25        $ 13.28
    End of period                                                                 N/A       $  16.03      $  15.50        $ 13.25
  Accumulation units outstanding
  at the end of period                                                            N/A              -       305,240         64,076

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(61)

  Accumulation unit value:
    Beginning of period                                                      $  15.58       $  15.22      $  15.25        $ 14.12
    End of period                                                            $  15.73       $  15.58      $  15.22        $ 15.25
  Accumulation units outstanding
  at the end of period                                                        186,148        225,944       252,767        200,425

JNL/Salomon Brothers Strategic
Bond Division(89)

  Accumulation unit value:
    Beginning of period                                                      $  18.63       $  17.67      $  15.78        $ 15.11
    End of period                                                            $  18.85       $  18.63      $  17.67        $ 15.78
  Accumulation units outstanding
  at the end of period                                                        146,642        136,592       110,447         40,592

INVESTMENT DIVISIONS                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                               2005           2004           2003           2002
                                                                           ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(57)

  Accumulation unit value:
    Beginning of period                                                      $  25.79       $  23.80      $  18.49        $ 22.60
    End of period                                                            $  26.98       $  25.79      $  23.80        $ 18.49
  Accumulation units outstanding
  at the end of period                                                        232,663        220,503       173,299         73,513

JNL/T. Rowe Price Mid-Cap Growth
Division(57)

  Accumulation unit value:
    Beginning of period                                                      $  33.48       $  28.76      $  21.04        $ 25.29
    End of period                                                            $  37.67       $  33.48      $  28.76        $ 21.04
  Accumulation units outstanding
  at the end of period                                                        134,301        149,051       110,294         37,653

JNL/JPMorgan International Equity
Division(61)

  Accumulation unit value:
    Beginning of period                                                      $  13.48       $  11.75      $   9.27        $ 11.15
    End of period                                                            $  14.72       $  13.48      $  11.75        $  9.27
  Accumulation units outstanding
  at the end of period                                                         75,732         77,940       135,870         73,013

JNL/Alger Growth Division(61)

  Accumulation unit value:
    Beginning of period                                                      $  17.45       $  16.85      $  12.63        $ 17.70
    End of period                                                            $  19.33       $  17.45      $  16.85        $ 12.63
  Accumulation units outstanding
  at the end of period                                                        109,968        120,224       117,681         40,998

JNL/Eagle Core Equity Division(66)

  Accumulation unit value:
    Beginning of period                                                      $  17.19       $  16.39      $  13.35        $ 17.38
    End of period                                                            $  17.52       $  17.19      $  16.39        $ 13.35
  Accumulation units outstanding
  at the end of period                                                        109,826        133,947       117,070         45,251

JNL/Eagle SmallCap Equity Division(66)

  Accumulation unit value:
    Beginning of period                                                      $  19.57       $  16.71      $  12.11        $ 16.15
    End of period                                                            $  19.79       $  19.57      $  16.71        $ 12.11
  Accumulation units outstanding
  at the end of period                                                         65,292         79,061        72,387         48,295

INVESTMENT DIVISIONS                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                             2005           2004           2003           2002
                                                                         ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(52)

  Accumulation unit value:
    Beginning of period                                                  $      12.61   $      11.67   $      10.05      $   10.94
    End of period                                                        $      13.23   $      12.61   $      11.67      $   10.05
  Accumulation units outstanding
  at the end of period                                                      1,157,423      1,125,083        974,917        253,103

JNL/S&P Managed Growth Division(52)

  Accumulation unit value:
    Beginning of period                                                  $      12.91   $      11.75   $       9.79      $   11.08
    End of period                                                        $      13.68   $      12.91   $      11.75      $    9.79
  Accumulation units outstanding
  at the end of period                                                      1,972,227      2,148,491      1,989,280        753,526

JNL/S&P Managed Aggressive Growth
Division(52)

  Accumulation unit value:
    Beginning of period                                                  $      12.68   $      11.42   $       9.13      $   10.97
    End of period                                                        $      13.56   $      12.68   $      11.42      $    9.13
  Accumulation units outstanding
  at the end of period                                                      1,308,090      1,399,460        498,980        230,240

JNL/S&P Very Aggressive Growth
Division I81

  Accumulation unit value:
    Beginning of period                                                           N/A   $      11.01   $       8.55      $   11.12
    End of period                                                                 N/A   $      11.27   $      11.01      $    8.55
  Accumulation units outstanding
  at the end of period                                                            N/A              -        115,546         17,702

JNL/S&P Equity Growth Division I(52)

  Accumulation unit value:
    Beginning of period                                                           N/A   $      10.28   $       8.05      $   10.20
    End of period                                                                 N/A   $      10.48   $      10.28      $    8.05
  Accumulation units outstanding
  at the end of period                                                            N/A              -        228,333        105,602

JNL/S&P Equity Aggressive Growth
Division I52

  Accumulation unit value:
    Beginning of period                                                           N/A   $      10.52   $       8.21      $   10.38
    End of period                                                                 N/A   $      10.75   $      10.52      $    8.21
  Accumulation units outstanding
  at the end of period                                                            N/A              -        176,424         62,697

INVESTMENT DIVISIONS                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                               2005           2004           2003           2002
                                                                           ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(51)

  Accumulation unit value:
    Beginning of period                                                      $  10.51       $   9.69      $   7.69        $    9.61
    End of period                                                            $  10.82       $  10.51      $   9.69        $    7.69
  Accumulation units outstanding
  at the end of period                                                        732,015        844,006       607,511          180,736

JNL/MCM S&P 400 MidCap Index Division(51)

  Accumulation unit value:
    Beginning of period                                                      $  12.86       $  11.27      $   8.49        $    9.88
    End of period                                                            $  14.20       $  12.86      $  11.27        $    8.49
  Accumulation units outstanding
  at the end of period                                                        378,441        462,927       324,875           63,727

JNL/Alliance Capital Growth Division(58)

  Accumulation unit value:
    Beginning of period                                                      $   9.93       $   9.47      $   7.73        $   10.23
    End of period                                                            $   5.33       $   9.93      $   9.47        $    7.73
  Accumulation units outstanding
  at the end of period                                                              -        107,142       137,587           79,381

JNL/JPMorgan International Value
Division(218)

  Accumulation unit value:
    Beginning of period                                                      $  10.47       $   8.66      $   6.30        $    6.25
    End of period                                                            $  12.24       $  10.47      $   8.66        $    6.30
  Accumulation units outstanding
  at the end of period                                                        216,257        219,805       108,850            2,171

JNL/PIMCO Total Return Bond Division(57)

  Accumulation unit value:
    Beginning of period                                                      $  13.97       $  13.56      $  13.12        $   12.45
    End of period                                                            $  14.09       $  13.97      $  13.56        $   13.12
  Accumulation units outstanding
  at the end of period                                                        509,573        501,066       446,565          184,175

JNL/MCM Small Cap Index Division(51)

  Accumulation unit value:
    Beginning of period                                                      $  13.18       $  11.39      $   7.91        $    9.66
    End of period                                                            $  13.55       $  13.18      $  11.39        $    7.91
  Accumulation units outstanding
  at the end of period                                                        337,472        413,338       286,912           66,645

INVESTMENT DIVISIONS                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                               2005           2004           2003           2002
                                                                           ------------   ------------   ------------   ------------
JNL/MCM International Index Division(51)

  Accumulation unit value:
    Beginning of period                                                      $  13.60       $  11.54      $   8.52        $   9.62
    End of period                                                            $  15.20       $  13.60      $  11.54        $   8.52
  Accumulation units outstanding
  at the end of period                                                        348,299        402,937       292,306          55,369

JNL/Lazard Small Cap Value Division(57)

  Accumulation unit value:
    Beginning of period                                                      $  14.63       $  12.86      $   9.40        $  11.15
    End of period                                                            $  15.10       $  14.63      $  12.86        $   9.40
  Accumulation units outstanding
  at the end of period                                                        223,205        229,972       216,230          72,723

JNL/Lazard Mid Cap Value Division(57)

  Accumulation unit value:
    Beginning of period                                                      $  17.24       $  14.02      $  11.03        $  12.91
    End of period                                                            $  18.50       $  17.24      $  14.02        $  11.03
  Accumulation units outstanding
  at the end of period                                                        269,893        272,385       206,801          70,519

JNL/MCM Bond Index Division(55)

  Accumulation unit value:
    Beginning of period                                                      $  11.11       $  10.87      $  10.71        $   9.97
    End of period                                                            $  11.16       $  11.11      $  10.87        $  10.71
  Accumulation units outstanding
  at the end of period                                                        234,094        264,142       213,441          66,903

JNL/S&P Core Index 100 Division(88)

  Accumulation unit value:
    Beginning of period                                                           N/A       $  10.29      $   8.55        $   9.94
    End of period                                                                 N/A       $  10.48      $  10.29        $   8.55
  Accumulation units outstanding
  at the end of period                                                            N/A              -       140,880         101,997

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                      $  13.08       $  12.71           N/A             N/A
    End of period                                                            $  13.12       $  13.08           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                        354,723        410,250           N/A             N/A

INVESTMENT DIVISIONS                                                       DECEMBER 31,  DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                                               2005          2004            2003           2002
                                                                           ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division(180)

  Accumulation unit value:
    Beginning of period                                                             N/A   $       9.99   $       7.74   $       7.91
    End of period                                                                   N/A   $      10.19   $       9.99   $       7.74
  Accumulation units outstanding
  at the end of period                                                              N/A              -         58,226          5,324

JNL/S&P Core Index 75 Division(101)

  Accumulation unit value:
    Beginning of period                                                             N/A   $      10.15   $       8.14   $       9.78
    End of period                                                                   N/A   $      10.37   $      10.15   $       8.14
  Accumulation units outstanding
  at the end of period                                                              N/A              -          8,600         11,594

JNL/MCM Dow(SM) 10 Division(66)

  Accumulation unit value:
    Beginning of period                                                    $       9.63   $       9.49   $       7.66   $       9.45
    End of period                                                          $       8.96   $       9.63   $       9.49   $       7.66
  Accumulation units outstanding
  at the end of period                                                        1,115,498      1,156,949        735,433        217,395

JNL/Putnam Midcap Growth Division(57)

  Accumulation unit value:
    Beginning of period                                                    $       7.58   $       6.48   $       4.92   $       6.43
    End of period                                                          $       8.38   $       7.58   $       6.48   $       4.92
  Accumulation units outstanding
  at the end of period                                                           50,467         61,033          60,335        24,404

JNL/T. Rowe Price Value Division(57)

  Accumulation unit value:
    Beginning of period                                                    $      13.22   $      11.64   $       9.09   $      10.60
    End of period                                                          $      13.84   $      13.22   $      11.64   $       9.09
  Accumulation units outstanding
  at the end of period                                                          597,134        635,682        493,499        212,633

JNL/FMR Balanced Division(61)

  Accumulation unit value:
    Beginning of period                                                    $      10.19   $       9.45   $       8.42   $       9.14
    End of period                                                          $      11.07   $      10.19   $       9.45   $       8.42
  Accumulation units outstanding
  at the end of period                                                          338,031        331,575        298,158         79,128

INVESTMENT DIVISIONS                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                               2005           2004           2003            2002
                                                                           ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(57)

  Accumulation unit value:
    Beginning of period                                                      $  11.34       $   9.75      $   7.03         $   8.68
    End of period                                                            $  12.72       $  11.34      $   9.75         $   7.03
  Accumulation units outstanding
  at the end of period                                                        336,341        385,653       231,677          119,483

JNL/Oppenheimer Growth Division(57)

  Accumulation unit value:
    Beginning of period                                                      $   8.21       $   7.98      $   6.87         $   8.65
    End of period                                                            $   8.83       $   8.21      $   7.98         $   6.87
  Accumulation units outstanding
  at the end of period                                                        132,656        159,092       131,274           36,091

JNL/Select Value Division(236)

  Accumulation unit value:
    Beginning of period                                                      $  16.45       $  14.53      $  10.93         $  11.45
    End of period                                                            $  17.54       $  16.45      $  14.53         $  10.93
  Accumulation units outstanding
  at the end of period                                                         67,113         80,547        67,707            4,144

JNL/MCM Global 15 Division(125)

  Accumulation unit value:
    Beginning of period                                                      $  11.82       $   9.35      $   7.12         $   8.69
    End of period                                                            $  12.84       $  11.82      $   9.35         $   7.12
  Accumulation units outstanding
  at the end of period                                                        832,182        830,965       505,279           97,239

JNL/MCM 25 Division(125)

  Accumulation unit value:
    Beginning of period                                                      $  12.01       $   9.99      $   7.63         $   9.54
    End of period                                                            $  11.50       $  12.01      $   9.99         $   7.63
  Accumulation units outstanding
  at the end of period                                                        850,572        874,067       537,790          125,186

JNL/MCM Consumer Brands Sector
Division(508)

  Accumulation unit value:
    Beginning of period                                                      $  10.92       $   9.98           N/A              N/A
    End of period                                                            $  10.51       $  10.92           N/A              N/A
  Accumulation units outstanding
  at the end of period                                                         19,871         16,521           N/A              N/A

INVESTMENT DIVISIONS                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                               2005           2004           2003           2002
                                                                           ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(115)

  Accumulation unit value:
    Beginning of period                                                      $  18.48       $  16.64      $  11.40        $ 15.43
    End of period                                                            $  19.84       $  18.48      $  16.64        $ 11.40
  Accumulation units outstanding
  at the end of period                                                        474,175        501,936       345,956         66,919

JNL/MCM Technology Sector Division(499)

  Accumulation unit value:
    Beginning of period                                                      $   5.74       $   6.23           N/A            N/A
    End of period                                                            $   5.80       $   5.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                                                         37,228         55,683           N/A            N/A

JNL/MCM Healthcare Sector Division(505)

  Accumulation unit value:
    Beginning of period                                                      $  10.81       $  10.95           N/A            N/A
    End of period                                                            $  11.47       $  10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                                                         43,946         51,026           N/A            N/A

JNL/MCM Financial Sector Division(477)

  Accumulation unit value:
    Beginning of period                                                      $  12.16       $  10.87      $  10.53            N/A
    End of period                                                            $  12.72       $  12.16      $  10.87            N/A
  Accumulation units outstanding
  at the end of period                                                         26,792         28,445             -            N/A

JNL/MCM Oil & Gas Sector Division(477)

  Accumulation unit value:
    Beginning of period                                                      $  17.45       $  13.27      $  12.71            N/A
    End of period                                                            $  23.53       $  17.45      $  13.27            N/A
  Accumulation units outstanding
  at the end of period                                                         67,478         64,155           695            N/A

JNL/MCM Communications Sector
Division(482)

  Accumulation unit value:
    Beginning of period                                                      $   4.57       $   3.93      $   3.79            N/A
    End of period                                                            $   4.55       $   4.57      $   3.93            N/A
  Accumulation units outstanding
  at the end of period                                                          9,515         28,114         1,597            N/A

INVESTMENT DIVISIONS                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                               2005           2004           2003           2002
                                                                           ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(125)

  Accumulation unit value:
    Beginning of period                                                      $   9.99       $   8.61      $   7.34        $   9.90
    End of period                                                            $  13.52       $   9.99      $   8.61        $   7.34
  Accumulation units outstanding
  at the end of period                                                        820,781        878,278       597,534         119,934

JNL/AIM Premier Equity II Division(78)

  Accumulation unit value:
    Beginning of period                                                           N/A       $   9.44      $   7.80        $  10.85
    End of period                                                                 N/A       $   9.23      $   9.44        $   7.80
  Accumulation units outstanding
  at the end of period                                                            N/A              -        64,751          23,506

JNL/AIM Small Cap Growth Division(57)

  Accumulation unit value:
    Beginning of period                                                      $  11.93       $  11.32      $   8.29        $  10.46
    End of period                                                            $  12.75       $  11.93      $  11.32        $   8.29
  Accumulation units outstanding
  at the end of period                                                        127,074        141,506       147,033          51,311

JNL/AIM Large Cap Growth Division(57)

  Accumulation unit value:
    Beginning of period                                                      $  11.19       $  10.31      $   8.04        $  10.21
    End of period                                                            $  11.83       $  11.19      $  10.31        $   8.04
  Accumulation units outstanding
  at the end of period                                                        213,760        246,101       148,810          31,732

JNL/AIM Real Estate Division(821)

  Accumulation unit value:
    Beginning of period                                                      $  10.00            N/A           N/A             N/A
    End of period                                                            $  11.59            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                         20,672            N/A           N/A             N/A

JNL/Goldman Sachs Mid Cap Value
Division(828)

  Accumulation unit value:
    Beginning of period                                                      $  10.00            N/A           N/A             N/A
    End of period                                                            $  11.28            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          5,308            N/A           N/A             N/A

INVESTMENT DIVISIONS                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                               2005           2004           2003           2002
                                                                           ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(826)

  Accumulation unit value:
    Beginning of period                                                      $  10.07           N/A           N/A             N/A
    End of period                                                            $  10.93           N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                         21,369           N/A           N/A             N/A

JNL/MCM Nasdaq 15 Division(683)

  Accumulation unit value:
    Beginning of period                                                      $  10.83       $   9.81          N/A             N/A
    End of period                                                            $  10.58       $  10.83          N/A             N/A
  Accumulation units outstanding
  at the end of period                                                         72,435         57,028          N/A             N/A

JNL/MCM Value Line 25 Division(683)

  Accumulation unit value:
    Beginning of period                                                      $  11.43       $   9.52          N/A             N/A
    End of period                                                            $  15.65       $  11.43          N/A             N/A
  Accumulation units outstanding
  at the end of period                                                        409,760        116,815          N/A             N/A

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                                                      $  10.91       $   9.71          N/A             N/A
    End of period                                                            $  11.90       $  10.91          N/A             N/A
  Accumulation units outstanding
  at the end of period                                                        881,290        276,614          N/A             N/A

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                                                      $  11.08       $   9.75          N/A             N/A
    End of period                                                            $  11.99       $  11.08          N/A             N/A
  Accumulation units outstanding
  at the end of period                                                        138,025         21,527          N/A             N/A

JNL/S&P Managed Moderate Division(705)

  Accumulation unit value:
    Beginning of period                                                      $  10.50       $  10.28          N/A             N/A
    End of period                                                            $  10.88       $  10.50          N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          9,736          4,690          N/A             N/A

INVESTMENT DIVISIONS                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                               2005           2004           2003           2002
                                                                           ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      $  10.41           N/A           N/A             N/A
    End of period                                                            $  10.55           N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                            885           N/A           N/A             N/A
Accumulation Unit Values
Contract with Endorsements - 1.42%

INVESTMENT DIVISIONS                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                               2005           2004           2003           2002
                                                                           ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                         N/A            N/A           N/A             N/A
    End of period                                                               N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          N/A            N/A           N/A             N/A

JNL/Select Balanced Division(577)

  Accumulation unit value:
    Beginning of period                                                       $22.98         $20.86          N/A             N/A
    End of period                                                             $23.86         $22.98          N/A             N/A
  Accumulation units outstanding
  at the end of period                                                         6,080          6,080          N/A             N/A

INVESTMENT DIVISIONS                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                               2005           2004           2003           2002
                                                                           ------------   ------------   ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A           N/A             N/A
    End of period                                                                 N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A           N/A             N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A           N/A             N/A
    End of period                                                                 N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A           N/A             N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A           N/A             N/A
    End of period                                                                 N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A           N/A             N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A           N/A             N/A
    End of period                                                                 N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A           N/A             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                           N/A            N/A           N/A             N/A
    End of period                                                                 N/A            N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                                                            N/A            N/A           N/A             N/A

JNL/Salomon Brothers Strategic
Bond Division(577)

  Accumulation unit value:
    Beginning of period                                                      $  18.59       $  17.21          N/A             N/A
    End of period                                                            $  18.81       $  18.59          N/A             N/A
  Accumulation units outstanding
  at the end of period                                                          3,700          3,700          N/A             N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(577)

  Accumulation unit value:
    Beginning of period                             $33.41             $ 28.80                 N/A                 N/A
    End of period                                   $37.58             $ 33.41                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                               2,189               2,189                 N/A                 N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/MCM S&P 500 Index Division(577)

  Accumulation unit value:
    Beginning of period                             $ 10.51             $  9.53                 N/A                 N/A
    End of period                                   $ 10.81             $ 10.51                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                6,661               6,661                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(577)

  Accumulation unit value:
    Beginning of period                             $ 12.86             $ 11.10                 N/A                 N/A
    End of period                                   $ 14.19             $ 12.86                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                               11,304              11,304                 N/A                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                 N/A                 N/A                 N/A                 N/A
    End of period                                       N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  N/A                 N/A                 N/A                 N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                                 N/A                 N/A                 N/A                 N/A
    End of period                                       N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  N/A                 N/A                 N/A                 N/A

JNL/PIMCO Total Return Bond Division(577)

  Accumulation unit value:
    Beginning of period                             $ 13.95             $ 13.32                 N/A                 N/A
    End of period                                   $ 14.07             $ 13.95                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                4,786               4,786                 N/A                 N/A

JNL/MCM Small Cap Index Division(577)

  Accumulation unit value:
    Beginning of period                             $ 13.18             $ 11.19                 N/A                 N/A
    End of period                                   $ 13.54             $ 13.18                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    -               5,642                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/MCM International Index Division(577)

  Accumulation unit value:
    Beginning of period                             $ 13.59             $ 11.30                 N/A                 N/A
    End of period                                   $ 15.18             $ 13.59                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                               11,040              11,040                 N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                 N/A                 N/A                 N/A                 N/A
    End of period                                       N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  N/A                 N/A                 N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                 N/A                 N/A                 N/A                 N/A
    End of period                                       N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  N/A                 N/A                 N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                 N/A                 N/A                 N/A                 N/A
    End of period                                       N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  N/A                 N/A                 N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                 N/A                 N/A                 N/A                 N/A
    End of period                                       N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  N/A                 N/A                 N/A                 N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                                 N/A                 N/A                 N/A                 N/A
    End of period                                       N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                 N/A                 N/A                 N/A                 N/A
    End of period                                       N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  N/A                 N/A                 N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                 N/A                 N/A                 N/A                 N/A
    End of period                                       N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  N/A                 N/A                 N/A                 N/A

JNL/MCM Dow(SM) 10 Division(577)

  Accumulation unit value:
    Beginning of period                             $  9.62             $  8.91                 N/A                 N/A
    End of period                                   $  8.95             $  9.62                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    -               7,012                 N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                 N/A                 N/A                 N/A                 N/A
    End of period                                       N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  N/A                 N/A                 N/A                 N/A

JNL/T. Rowe Price Value Division(577)

  Accumulation unit value:
    Beginning of period                             $ 13.21             $ 11.50                 N/A                 N/A
    End of period                                   $ 13.82             $ 13.21                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                               11,005              11,005                 N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                 N/A                 N/A                 N/A                 N/A
    End of period                                       N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                 N/A                 N/A                 N/A                 N/A
    End of period                                       N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  N/A                 N/A                 N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                 N/A                 N/A                 N/A                 N/A
    End of period                                       N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  N/A                 N/A                 N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                 N/A                 N/A                 N/A                 N/A
    End of period                                       N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  N/A                 N/A                 N/A                 N/A

JNL/MCM Global 15 Division(577)

  Accumulation unit value:
    Beginning of period                             $ 11.80             $  9.22                 N/A                 N/A
    End of period                                   $ 12.82             $ 11.80                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                6,756               6,756                 N/A                 N/A

JNL/MCM 25 Division(577)

  Accumulation unit value:
    Beginning of period                             $ 12.00             $  9.93                 N/A                 N/A
    End of period                                   $ 11.48             $ 12.00                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                6,305               6,305                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                 N/A                 N/A                 N/A                 N/A
    End of period                                       N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                             $ 17.93                 N/A                 N/A                 N/A
    End of period                                   $ 19.81                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                3,968                 N/A                 N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                 N/A                 N/A                 N/A                 N/A
    End of period                                       N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  N/A                 N/A                 N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                 N/A                 N/A                 N/A                 N/A
    End of period                                       N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  N/A                 N/A                 N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                 N/A                 N/A                 N/A                 N/A
    End of period                                       N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  N/A                 N/A                 N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                 N/A                 N/A                 N/A                 N/A
    End of period                                       N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  N/A                 N/A                 N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                 N/A                 N/A                 N/A                 N/A
    End of period                                       N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/MCM  S&P(R) 10 Division(577)

  Accumulation unit value:
    Beginning of period                             $  9.98             $  8.20                 N/A                 N/A
    End of period                                   $ 13.51             $  9.98                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                7,726               7,726                 N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                 N/A                 N/A                 N/A                 N/A
    End of period                                       N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  N/A                 N/A                 N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                 N/A                 N/A                 N/A                 N/A
    End of period                                       N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  N/A                 N/A                 N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                 N/A                 N/A                 N/A                 N/A
    End of period                                       N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  N/A                 N/A                 N/A                 N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                 N/A                 N/A                 N/A                 N/A
    End of period                                       N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  N/A                 N/A                 N/A                 N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                                 N/A                 N/A                 N/A                 N/A
    End of period                                       N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                                 N/A                 N/A                 N/A                 N/A
    End of period                                       N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  N/A                 N/A                 N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                 N/A                 N/A                 N/A                 N/A
    End of period                                       N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  N/A                 N/A                 N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                             $ 12.60                 N/A                 N/A                 N/A
    End of period                                   $ 15.64                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                5,173                 N/A                 N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                 N/A                 N/A                 N/A                 N/A
    End of period                                       N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  N/A                 N/A                 N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                 N/A                 N/A                 N/A                 N/A
    End of period                                       N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  N/A                 N/A                 N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                 N/A                 N/A                 N/A                 N/A
    End of period                                       N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.45%

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(50)

  Accumulation unit value:
    Beginning of period                             $   8.30            $   7.57            $   5.95            $   7.48
    End of period                                   $   8.53            $   8.30            $   7.57            $   5.95
  Accumulation units outstanding
  at the end of period                                71,703              89,475              57,248              31,019

JNL/FMR Capital Growth Division(60)

  Accumulation unit value:
    Beginning of period                             $  20.91            $  17.98            $  13.45            $  16.59
    End of period                                   $  21.88            $  20.91            $  17.98            $  13.45
  Accumulation units outstanding
  at the end of period                                12,732              11,052              12,698               8,459

JNL/Select Large Cap Growth Division(58)

  Accumulation unit value:
    Beginning of period                             $  25.99            $  23.61            $  17.69            $  22.83
    End of period                                   $  26.81            $  25.99            $  23.61            $  17.69
  Accumulation units outstanding
  at the end of period                                30,598              33,000              28,727              19,568

JNL/Select Global Growth Division(586)

  Accumulation unit value:
    Beginning of period                             $  23.10            $  20.68                 N/A                 N/A
    End of period                                   $  23.20            $  23.10                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   156               1,459                 N/A                 N/A

JNL/Select Balanced Division(73)

  Accumulation unit value:
    Beginning of period                             $  22.92            $  20.97            $  17.50            $  18.79
    End of period                                   $  23.79            $  22.92            $  20.97            $  17.50
  Accumulation units outstanding
  at the end of period                               105,312             115,394              78,075              18,956

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/Putnam Equity Division(60)

  Accumulation unit value:
    Beginning of period                             $   20.10           $   18.04           $   14.38           $   17.40
    End of period                                   $   21.54           $   20.10           $   18.04           $   14.38
  Accumulation units outstanding
  at the end of period                                  7,934              21,039              22,375              18,472

JNL/Putnam Value Equity Division(60)

  Accumulation unit value:
    Beginning of period                             $   19.73           $   18.24           $   14.86           $   17.90
    End of period                                   $   20.40           $   19.73           $   18.24           $   14.86
  Accumulation units outstanding
  at the end of period                                 49,550              63,463              57,883              35,018

JNL/Select Money Market Division(52)

  Accumulation unit value:
    Beginning of period                             $   12.17           $   12.25           $   12.37           $   12.41
    End of period                                   $   12.32           $   12.17           $   12.25           $   12.37
  Accumulation units outstanding
  at the end of period                                 38,785              47,302              26,645              55,558

JNL/PPM America High Yield Bond
Division(60)

  Accumulation unit value:
    Beginning of period                                   N/A           $   15.44           $   13.20           $   12.98
    End of period                                         N/A           $   15.96           $   15.44           $   13.20
  Accumulation units outstanding
  at the end of period                                    N/A                   -             144,853              32,045

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(68)

  Accumulation unit value:
    Beginning of period                             $   15.51           $   15.15           $   15.19           $   13.97
    End of period                                   $   15.65           $   15.51           $   15.15           $   15.19
  Accumulation units outstanding
  at the end of period                                109,586             127,677             125,294             144,258

JNL/Salomon Brothers Strategic
Bond Division(73)

  Accumulation unit value:
    Beginning of period                             $   18.54           $   17.59           $   15.72           $   14.95
    End of period                                   $   18.75           $   18.54           $   17.59           $   15.72
  Accumulation units outstanding
  at the end of period                                 68,310              66,873              50,533              17,267

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/T. Rowe Price Established
Growth Division(58)

  Accumulation unit value:
    Beginning of period                             $   25.66           $   23.70           $   18.42           $   22.77
    End of period                                   $   26.84           $   25.66           $   23.70           $   18.42
  Accumulation units outstanding
  at the end of period                                 63,086              64,981              53,649              22,644

JNL/T. Rowe Price Mid-Cap Growth
Division(56)

  Accumulation unit value:
    Beginning of period                             $   33.32           $   28.64           $   20.96           $   25.75
    End of period                                   $   37.47           $   33.32           $   28.64           $   20.96
  Accumulation units outstanding
  at the end of period                                 60,832              65,787              54,288              19,061

JNL/JPMorgan International Equity
Division(73)

  Accumulation unit value:
    Beginning of period                             $   13.42           $   11.70           $    9.24           $   11.71
    End of period                                   $   14.64           $   13.42           $   11.70           $    9.24
  Accumulation units outstanding
  at the end of period                                 39,963              42,899              31,246              21,232

JNL/Alger Growth Division(74)

  Accumulation unit value:
    Beginning of period                             $   17.37           $   16.78           $   12.59           $   18.30
    End of period                                   $   19.23           $   17.37           $   16.78           $   12.59
  Accumulation units outstanding
  at the end of period                                 24,883              36,788              29,912              13,375

JNL/Eagle Core Equity Division(73)

  Accumulation unit value:
    Beginning of period                             $   17.12           $   16.33              $13.31           $   17.35
    End of period                                   $   17.44           $   17.12              $16.33           $   13.31
  Accumulation units outstanding
  at the end of period                                 28,485              41,876              37,294              13,935

JNL/Eagle SmallCap Equity Division(65)

  Accumulation unit value:
    Beginning of period                             $   19.49           $   16.65           $   12.07           $   15.75
    End of period                                   $   19.70           $   19.49           $   16.65           $   12.07
  Accumulation units outstanding
  at the end of period                                 12,552              12,158              10,700               5,060

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/S&P Managed Moderate Growth
Division(67)

  Accumulation unit value:
    Beginning of period                             $   12.56           $   11.63           $   10.02           $   11.17
    End of period                                   $   13.18           $   12.56           $   11.63           $   10.02
  Accumulation units outstanding
  at the end of period                                633,091             583,823             338,666             100,482

JNL/S&P Managed Growth Division(56)

  Accumulation unit value:
    Beginning of period                             $   12.87           $   11.72           $    9.77           $   11.03
    End of period                                   $   13.63           $   12.87           $   11.72           $    9.77
  Accumulation units outstanding
  at the end of period                                693,179             742,134             483,690             139,370

JNL/S&P Managed Aggressive Growth
Division(83)

  Accumulation unit value:
    Beginning of period                             $   12.64           $   11.38           $    9.11           $   11.39
    End of period                                   $   13.51           $   12.64           $   11.38           $    9.11
  Accumulation units outstanding
  at the end of period                                342,121             445,283              87,380              28,707

JNL/S&P Very Aggressive Growth
Division I(77)

  Accumulation unit value:
    Beginning of period                                   N/A           $   10.98           $    8.53           $   11.43
    End of period                                         N/A           $   11.24           $   10.98           $    8.53
  Accumulation units outstanding
  at the end of period                                    N/A                   -              31,673              29,769

JNL/S&P Equity Growth Division I(47)

  Accumulation unit value:
    Beginning of period                                   N/A           $   10.26           $    8.03           $   10.05
    End of period                                         N/A           $   10.45           $   10.26           $    8.03
  Accumulation units outstanding
  at the end of period                                    N/A                   -             206,291              38,840

JNL/S&P Equity Aggressive Growth
Division I(108)

  Accumulation unit value:
    Beginning of period                                   N/A           $   10.49           $    8.19           $   10.25
    End of period                                         N/A           $   10.72           $   10.49           $    8.19
  Accumulation units outstanding
  at the end of period                                    N/A                   -              37,162              10,640

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/MCM S&P 500 Index Division(50)

  Accumulation unit value:
    Beginning of period                             $   10.50           $    9.68           $    7.68           $    9.47
    End of period                                   $   10.80           $   10.50           $    9.68           $    7.68
  Accumulation units outstanding
  at the end of period                                503,110             554,198             329,286             154,134

JNL/MCM S&P 400 MidCap Index Division(50)

  Accumulation unit value:
    Beginning of period                             $   12.84           $   11.26           $    8.49           $    9.67
    End of period                                   $   14.18           $   12.84           $   11.26           $    8.49
  Accumulation units outstanding
  at the end of period                                230,076             246,455             146,345              54,166

JNL/Alliance Capital Growth Division(50)

  Accumulation unit value:
    Beginning of period                             $    9.90           $    9.45           $    7.71           $   10.20
    End of period                                   $    9.00           $    9.90           $    9.45           $    7.71
  Accumulation units outstanding
  at the end of period                                      -              20,194              33,040              11,863

JNL/JPMorgan International Value
Division(312)

  Accumulation unit value:
    Beginning of period                             $   10.43           $    8.64           $    6.11                 N/A
    End of period                                   $   12.19           $   10.43           $    8.64                 N/A
  Accumulation units outstanding
  at the end of period                                 65,166              28,640              28,582                 N/A

JNL/PIMCO Total Return Bond Division(58)

  Accumulation unit value:
    Beginning of period                             $   13.92           $   13.52           $   13.09           $   12.44
    End of period                                   $   14.04           $   13.92           $   13.52           $   13.09
  Accumulation units outstanding
  at the end of period                                237,188             249,963             208,256              97,236

JNL/MCM Small Cap Index Division(52)

  Accumulation unit value:
    Beginning of period                             $   13.16           $   11.37           $    7.91           $    9.76
    End of period                                   $   13.52           $   13.16           $   11.37           $    7.91
  Accumulation units outstanding
  at the end of period                                182,651             193,287             118,026              38,057

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/MCM International Index Division(65)

  Accumulation unit value:
    Beginning of period                             $   13.58           $   11.53           $    8.52           $    9.96
    End of period                                   $   15.17           $   13.58           $   11.53           $    8.52
  Accumulation units outstanding
  at the end of period                                173,233             215,873             130,405              59,645

JNL/Lazard Small Cap Value Division(58)

  Accumulation unit value:
    Beginning of period                             $   14.58           $   12.82           $    9.37           $   11.29
    End of period                                   $   15.04           $   14.58           $   12.82           $    9.37
  Accumulation units outstanding
  at the end of period                                 83,717             103,321              95,623              52,324

JNL/Lazard Mid Cap Value Division(56)

  Accumulation unit value:
    Beginning of period                             $   17.18           $   13.98           $   11.00           $   13.05
    End of period                                   $   18.43           $   17.18           $   13.98           $   11.00
  Accumulation units outstanding
  at the end of period                                 85,745              92,065              79,705              31,702

JNL/MCM Bond Index Division(58)

  Accumulation unit value:
    Beginning of period                             $   11.10           $   10.86           $   10.71           $   10.00
    End of period                                   $   11.14           $   11.10           $   10.86           $   10.71
  Accumulation units outstanding
  at the end of period                                165,781             197,577             128,901              48,780

JNL/S&P Core Index 100 Division(85)

  Accumulation unit value:
    Beginning of period                                   N/A           $   10.28           $    8.54           $   10.04
    End of period                                         N/A           $   10.47           $   10.28           $    8.54
  Accumulation units outstanding
  at the end of period                                    N/A                   -              44,493              18,745

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                             $   13.04           $   12.67                 N/A                 N/A
    End of period                                   $   13.07           $   13.04                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                180,836             255,826                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/S&P Core Index 50 Division(89)

  Accumulation unit value:
    Beginning of period                                   N/A           $    9.98           $    7.73           $    9.99
    End of period                                         N/A           $   10.17           $    9.98           $    7.73
  Accumulation units outstanding
  at the end of period                                    N/A                   -               2,521                 312

JNL/S&P Core Index 75 Division(50)

  Accumulation unit value:
    Beginning of period                                   N/A           $   10.14           $    8.14           $    9.52
    End of period                                         N/A           $   10.36           $   10.14           $    8.14
  Accumulation units outstanding
  at the end of period                                    N/A                   -              24,723              21,207

JNL/MCM Dow(SM) 10 Division(56)

  Accumulation unit value:
    Beginning of period                             $    9.60           $    9.47           $    7.64           $    8.64
    End of period                                   $    8.93           $    9.60           $    9.47           $    7.64
  Accumulation units outstanding
  at the end of period                                547,253             621,871             417,372             105,586

JNL/Putnam Midcap Growth Division(60)

  Accumulation unit value:
    Beginning of period                             $    7.56           $    6.47           $    4.92           $    6.40
    End of period                                   $    8.35           $    7.56           $    6.47           $    4.92
  Accumulation units outstanding
  at the end of period                                 31,617              33,834              29,765               9,542

JNL/T. Rowe Price Value Division(56)

  Accumulation unit value:
    Beginning of period                             $   13.19           $   11.61           $    9.07           $   10.79
    End of period                                   $   13.80           $   13.19           $   11.61           $    9.07
  Accumulation units outstanding
  at the end of period                                152,077             165,555             113,931              50,904

JNL/FMR Balanced Division(56)

  Accumulation unit value:
    Beginning of period                             $   10.17           $    9.43           $    8.41           $    9.06
    End of period                                   $   11.04           $   10.17           $    9.43           $    8.41
  Accumulation units outstanding
  at the end of period                                118,222             116,113              73,523              17,199

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/Oppenheimer Global Growth
Division(62)

  Accumulation unit value:
    Beginning of period                             $   11.32           $    9.74           $    7.03           $    8.75
    End of period                                   $   12.69           $   11.32           $    9.74           $    7.03
  Accumulation units outstanding
  at the end of period                                 79,336              87,736              66,388              29,061

JNL/Oppenheimer Growth Division(109)

  Accumulation unit value:
    Beginning of period                             $    8.19           $    7.97           $    6.87           $    8.49
    End of period                                   $    8.81           $    8.19           $    7.97           $    6.87
  Accumulation units outstanding
  at the end of period                                 10,167              32,173              48,816               5,052

JNL/Select Value Division(242)

  Accumulation unit value:
    Beginning of period                             $   16.43           $   14.52           $   10.93           $   11.19
    End of period                                   $   17.51           $   16.43           $   14.52           $   10.93
  Accumulation units outstanding
  at the end of period                                 40,503              57,418              27,733                 166

JNL/MCM Global 15 Division(118)

  Accumulation unit value:
    Beginning of period                             $   11.78           $    9.33           $    7.11           $    9.05
    End of period                                   $   12.80           $   11.78           $    9.33           $    7.11
  Accumulation units outstanding
  at the end of period                                439,577             480,031             284,753              43,257

JNL/MCM 25 Division(118)

  Accumulation unit value:
    Beginning of period                             $   11.98           $    9.97           $    7.61           $    9.78
    End of period                                   $   11.46           $   11.98           $    9.97           $    7.61
  Accumulation units outstanding
  at the end of period                                469,313             502,570             316,509              49,772

JNL/MCM Consumer Brands Sector
Division(518)

  Accumulation unit value:
    Beginning of period                             $   10.89           $   10.23                 N/A                 N/A
    End of period                                   $   10.47           $   10.89                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  9,259              10,336                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/MCM Select Small-Cap Division(118)

  Accumulation unit value:
    Beginning of period                             $   18.42           $   16.60           $   11.38           $   15.45
    End of period                                   $   19.78           $   18.42           $   16.60           $   11.38
  Accumulation units outstanding
  at the end of period                                247,994             276,086             178,144              30,995

JNL/MCM Technology Sector Division(518)

  Accumulation unit value:
    Beginning of period                             $    5.73           $    5.95                 N/A                 N/A
    End of period                                   $    5.78           $    5.73                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                154,310              96,325                 N/A                 N/A

JNL/MCM Healthcare Sector Division(486)

  Accumulation unit value:
    Beginning of period                             $   10.78           $   10.57           $   10.57                 N/A
    End of period                                   $   11.43           $   10.78           $   10.57                 N/A
  Accumulation units outstanding
  at the end of period                                 65,916              44,487                 562                 N/A

JNL/MCM Financial Sector Division(518)

  Accumulation unit value:
    Beginning of period                             $   12.13           $   11.46                 N/A                 N/A
    End of period                                   $   12.68           $   12.13                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 53,075              48,088                 N/A                 N/A

JNL/MCM Oil & Gas Sector Division(504)

  Accumulation unit value:
    Beginning of period                             $   17.40           $   13.62                 N/A                 N/A
    End of period                                   $   23.46           $   17.40                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 34,265              25,909                 N/A                 N/A

JNL/MCM Communications Sector
Division(523)

  Accumulation unit value:
    Beginning of period                             $    4.55           $    4.21                 N/A                 N/A
    End of period                                   $    4.53           $    4.55                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 12,940               9,538                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/MCM  S&P(R) 10 Division(118)

  Accumulation unit value:
    Beginning of period                             $    9.96           $    8.59           $    7.33           $    9.97
    End of period                                   $   13.48           $    9.96           $    8.59           $    7.33
  Accumulation units outstanding
  at the end of period                                523,821             524,020             349,834              53,406

JNL/AIM Premier Equity II Division(60)

  Accumulation unit value:
    Beginning of period                                   N/A           $    9.43           $    7.80           $   10.09
    End of period                                         N/A           $    9.22           $    9.43           $    7.80
  Accumulation units outstanding
  at the end of period                                    N/A                   -              19,704               7,886

JNL/AIM Small Cap Growth Division(73)

  Accumulation unit value:
    Beginning of period                             $   11.91           $   11.31           $    8.29           $   11.04
    End of period                                   $   12.73           $   11.91           $   11.31           $    8.29
  Accumulation units outstanding
  at the end of period                                 51,526              64,997              58,555              33,911

JNL/AIM Large Cap Growth Division(73)

  Accumulation unit value:
    Beginning of period                             $   11.17           $   10.30           $    8.04           $   10.68
    End of period                                   $   11.80           $   11.17           $   10.30           $    8.04
  Accumulation units outstanding
  at the end of period                                119,095             127,915              75,329              12,265

JNL/AIM Real Estate Division(832)

  Accumulation unit value:
    Beginning of period                             $   10.32                N/A                  N/A                 N/A
    End of period                                   $   11.59                N/A                  N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  6,670                N/A                  N/A                 N/A

JNL/Goldman Sachs Mid Cap Value
Division(911)

  Accumulation unit value:
    Beginning of period                             $   11.15                N/A                  N/A                 N/A
    End of period                                   $   11.28                N/A                  N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  2,310                N/A                  N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/Franklin Templeton Small Cap
Value Division(905)

  Accumulation unit value:
    Beginning of period                             $   10.86                 N/A                N/A                N/A
    End of period                                   $   10.92                 N/A                N/A                N/A
  Accumulation units outstanding
  at the end of period                                  1,673                 N/A                N/A                N/A

JNL/MCM Nasdaq 15 Division(676)

  Accumulation unit value:
    Beginning of period                             $   10.83           $   10.00                N/A                N/A
    End of period                                   $   10.57           $   10.83                N/A                N/A
  Accumulation units outstanding
  at the end of period                                 42,755              22,602                N/A                N/A

JNL/MCM Value Line 25 Division(676)

  Accumulation unit value:
    Beginning of period                             $   11.43           $   10.00                N/A                N/A
    End of period                                   $   15.64           $   11.43                N/A                N/A
  Accumulation units outstanding
  at the end of period                                158,602              65,894                N/A                N/A

JNL/MCM JNL 5 Division(704)

  Accumulation unit value:
    Beginning of period                             $   10.91           $   10.42                N/A                N/A
    End of period                                   $   11.90           $   10.91                N/A                N/A
  Accumulation units outstanding
  at the end of period                                158,018               6,344                N/A                N/A

JNL/MCM VIP Division(704)

  Accumulation unit value:
    Beginning of period                             $   11.08           $   10.57                N/A                N/A
    End of period                                   $   11.99           $   11.08                N/A                N/A
  Accumulation units outstanding
  at the end of period                                 66,475              41,173                N/A                N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                             $   10.54                 N/A                N/A                N/A
    End of period                                   $   10.87                 N/A                N/A                N/A
  Accumulation units outstanding
  at the end of period                                 19,509                 N/A                N/A                N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                             $   10.26               N/A                 N/A                 N/A
    End of period                                   $   10.54               N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 35,109               N/A                 N/A                 N/A
Accumulation Unit Values

CONTRACT WITH ENDORSEMENTS - 1.50%

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(307)

  Accumulation unit value:
    Beginning of period                             $    8.28           $    7.55           $    5.88               N/A
    End of period                                   $    8.50           $    8.28           $    7.55               N/A
  Accumulation units outstanding
  at the end of period                                278,981             315,293             116,160               N/A

JNL/FMR Capital Growth Division(274)

  Accumulation unit value:
    Beginning of period                             $   20.81           $   17.90           $   12.90               N/A
    End of period                                   $   21.76           $   20.81           $   17.90               N/A
  Accumulation units outstanding
  at the end of period                                 41,938              31,977              18,467               N/A

JNL/Select Large Cap Growth Division(274)

  Accumulation unit value:
    Beginning of period                             $   25.86           $   23.51           $   16.91               N/A
    End of period                                   $   26.67           $   25.86           $   23.51               N/A
  Accumulation units outstanding
  at the end of period                                 37,211              58,777              53,728               N/A

JNL/Select Global Growth Division(587)

  Accumulation unit value:
    Beginning of period                             $   22.99           $   20.54                 N/A               N/A
    End of period                                   $   23.08           $   22.99                 N/A               N/A
  Accumulation units outstanding
  at the end of period                                  9,403                 886                 N/A               N/A

JNL/Select Balanced Division(278)

  Accumulation unit value:
    Beginning of period                             $   22.81           $   20.88           $   16.89               N/A
    End of period                                   $   23.66           $   22.81           $   20.88               N/A
  Accumulation units outstanding
  at the end of period                                398,584             340,031             129,290               N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/Putnam Equity Division(278)

  Accumulation unit value:
    Beginning of period                             $   20.00           $   17.96           $   13.55              N/A
    End of period                                   $   21.43           $   20.00           $   17.96              N/A
  Accumulation units outstanding
  at the end of period                                 10,951               7,597               5,621              N/A

JNL/Putnam Value Equity Division(281)

  Accumulation unit value:
    Beginning of period                             $   19.64           $   18.16           $   13.82              N/A
    End of period                                   $   20.29           $   19.64           $   18.16              N/A
  Accumulation units outstanding
  at the end of period                                147,411             132,011              75,797              N/A

JNL/Select Money Market Division(273)

  Accumulation unit value:
    Beginning of period                             $   12.12           $   12.20           $   12.32              N/A
    End of period                                   $   12.26           $   12.12           $   12.20              N/A
  Accumulation units outstanding
  at the end of period                                190,178             122,952              66,930              N/A

JNL/PPM America High Yield Bond
Division(274)

  Accumulation unit value:

    Beginning of period                                   N/A           $   15.37           $   13.35              N/A
    End of period                                         N/A           $   15.88           $   15.37              N/A
  Accumulation units outstanding
  at the end of period                                    N/A                   -             328,180              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(277)

  Accumulation unit value:
    Beginning of period                             $   15.43           $   15.09           $   15.29              N/A
    End of period                                   $   15.56           $   15.43           $   15.09              N/A
  Accumulation units outstanding
  at the end of period                                341,607             322,313             205,423              N/A

JNL/Salomon Brothers Strategic
Bond Division(274)

  Accumulation unit value:
    Beginning of period                             $   18.45           $   17.52           $   15.95              N/A
    End of period                                   $   18.65           $   18.45           $   17.52              N/A
  Accumulation units outstanding
  at the end of period                                493,093             335,446             149,590              N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/T. Rowe Price Established
Growth Division(277)

  Accumulation unit value:
    Beginning of period                            $      25.54        $      23.59        $      17.58            N/A
    End of period                                  $      26.69        $      25.54        $      23.59            N/A
  Accumulation units outstanding
  at the end of period                                  361,785             311,131             134,271            N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(274)

  Accumulation unit value:
    Beginning of period                            $      33.16        $      28.51        $      19.78            N/A
    End of period                                  $      37.27        $      33.16        $      28.51            N/A
  Accumulation units outstanding
  at the end of period                                  228,452             223,821             148,119            N/A

JNL/JPMorgan International Equity
Division(281)

  Accumulation unit value:
    Beginning of period                            $      13.35        $      11.65        $       8.42            N/A
    End of period                                  $      14.56        $      13.35        $      11.65            N/A
  Accumulation units outstanding
  at the end of period                                  197,196             113,095              66,299            N/A

JNL/Alger Growth Division(274)

  Accumulation unit value:
    Beginning of period                            $      17.29        $      16.71        $      12.11            N/A
    End of period                                  $      19.13        $      17.29        $      16.71            N/A
  Accumulation units outstanding
  at the end of period                                  113,651             119,675             128,667            N/A

JNL/Eagle Core Equity Division(285)

  Accumulation unit value:
    Beginning of period                            $      17.05        $      16.27        $      12.14            N/A
    End of period                                  $      17.36        $      17.05        $      16.27            N/A
  Accumulation units outstanding
  at the end of period                                  239,389             201,640             122,214            N/A

JNL/Eagle SmallCap Equity Division(285)

  Accumulation unit value:
    Beginning of period                            $      19.41        $      16.59        $      10.41            N/A
    End of period                                  $      19.60        $      19.41        $      16.59            N/A
  Accumulation units outstanding
  at the end of period                                  105,213             103,984              49,816            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                            2005             2004             2003             2002
                                        ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division(269)

  Accumulation unit value:
    Beginning of period                 $      12.52     $      11.60     $       9.72              N/A
    End of period                       $      13.13     $      12.52     $      11.60              N/A
  Accumulation units outstanding
  at the end of period                     2,138,545        1,517,827          855,504              N/A

JNL/S&P Managed Growth Division(270)

  Accumulation unit value:
    Beginning of period                 $      12.82     $      11.68     $       9.49              N/A
    End of period                       $      13.57     $      12.82     $      11.68              N/A
  Accumulation units outstanding
  at the end of period                     4,175,488        3,979,383        1,937,017              N/A

JNL/S&P Managed Aggressive Growth
Division(286)

  Accumulation unit value:
    Beginning of period                 $      12.59     $      11.35     $       8.40              N/A
    End of period                       $      13.46     $      12.59     $      11.35              N/A
  Accumulation units outstanding
  at the end of period                     2,279,364        2,477,770          447,513              N/A

JNL/S&P Very Aggressive Growth
Division I(284)

  Accumulation unit value:
    Beginning of period                          N/A     $      10.95     $       7.75              N/A
    End of period                                N/A     $      11.20     $      10.95              N/A
  Accumulation units outstanding
  at the end of period                           N/A                -          304,722              N/A

JNL/S&P Equity Growth Division I(273)

  Accumulation unit value:
    Beginning of period                          N/A     $      10.23     $       7.66              N/A
    End of period                                N/A     $      10.42     $      10.23              N/A
  Accumulation units outstanding
  at the end of period                           N/A                -          342,592              N/A

JNL/S&P Equity Aggressive Growth
Division I(311)

  Accumulation unit value:
    Beginning of period                          N/A     $      10.46     $       8.20              N/A
    End of period                                N/A     $      10.68     $      10.46              N/A
  Accumulation units outstanding
  at the end of period                           N/A                -           96,484              N/A

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(272)

  Accumulation unit value:
    Beginning of period                      $      10.48     $       9.67     $       7.31              N/A
    End of period                            $      10.78     $      10.48     $       9.67              N/A
  Accumulation units outstanding
  at the end of period                          2,379,973        2,064,234          987,736              N/A

JNL/MCM S&P 400 MidCap Index Division(272)

  Accumulation unit value:
    Beginning of period                      $      12.83     $      11.24     $       7.95              N/A
    End of period                            $      14.15     $      12.83     $      11.24              N/A
  Accumulation units outstanding
  at the end of period                          1,558,311        1,334,828          622,504              N/A

JNL/Alliance Capital Growth Division(274)

  Accumulation unit value:
    Beginning of period                      $       9.86     $       9.42     $       7.20              N/A
    End of period                            $       8.97     $       9.86     $       9.42              N/A
  Accumulation units outstanding
  at the end of period                                  -           86,224           78,528              N/A

JNL/JPMorgan International Value
Division(285)

  Accumulation unit value:
    Beginning of period                      $      10.39     $       8.61     $       5.43              N/A
    End of period                            $      12.14     $      10.39     $       8.61              N/A
  Accumulation units outstanding
  at the end of period                            392,803          277,805           82,807              N/A

JNL/PIMCO Total Return Bond Division(271)

  Accumulation unit value:
    Beginning of period                      $      13.87     $      13.48     $      13.18              N/A
    End of period                            $      13.98     $      13.87     $      13.48              N/A
  Accumulation units outstanding
  at the end of period                          1,166,464          890,922          621,948              N/A

JNL/MCM Small Cap Index Division(272)

  Accumulation unit value:
    Beginning of period                      $      13.14     $      11.36     $       7.41              N/A
    End of period                            $      13.50     $      13.14     $      11.36              N/A
  Accumulation units outstanding
  at the end of period                          1,174,589        1,030,365          457,554              N/A

INVESTMENT DIVISIONS                        DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                2005             2004             2003             2002
                                            ------------     ------------     ------------     ------------
JNL/MCM International Index Division(272)

  Accumulation unit value:
    Beginning of period                     $      13.56     $      11.52     $       8.12              N/A
    End of period                           $      15.14     $      13.56     $      11.52              N/A
  Accumulation units outstanding
  at the end of period                         1,275,918        1,062,863          414,962              N/A

JNL/Lazard Small Cap Value Division(278)

  Accumulation unit value:
    Beginning of period                     $      14.53     $      12.79     $       8.88              N/A
    End of period                           $      14.98     $      14.53     $      12.79              N/A
  Accumulation units outstanding
  at the end of period                           304,585          314,682          210,425              N/A

JNL/Lazard Mid Cap Value Division(274)

  Accumulation unit value:
    Beginning of period                     $      17.13     $      13.94     $      10.44              N/A
    End of period                           $      18.36     $      17.13     $      13.94              N/A
  Accumulation units outstanding
  at the end of period                           369,586          320,022          142,114              N/A

JNL/MCM Bond Index Division(272)

  Accumulation unit value:
    Beginning of period                     $      11.08     $      10.85     $      10.76              N/A
    End of period                           $      11.12     $      11.08     $      10.85              N/A
  Accumulation units outstanding
  at the end of period                           901,613          759,437          280,251              N/A

JNL/S&P Core Index 100 Division(279)

  Accumulation unit value:
    Beginning of period                              N/A     $      10.27     $       8.23              N/A
    End of period                                    N/A     $      10.45     $      10.27              N/A
  Accumulation units outstanding
  at the end of period                               N/A                -          130,451              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                     $      12.99     $      12.63              N/A              N/A
    End of period                           $      13.02     $      12.99              N/A              N/A
  Accumulation units outstanding
  at the end of period                           671,276          694,464              N/A              N/A

INVESTMENT DIVISIONS                     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                             2005             2004             2003             2002
                                         ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division(353)

  Accumulation unit value:
    Beginning of period                           N/A     $       9.97     $       8.75              N/A
    End of period                                 N/A     $      10.16     $       9.97              N/A
  Accumulation units outstanding
  at the end of period                            N/A                -           32,367              N/A

JNL/S&P Core Index 75 Division(372)

  Accumulation unit value:
    Beginning of period                           N/A     $      10.13     $       8.96              N/A
    End of period                                 N/A     $      10.34     $      10.13              N/A
  Accumulation units outstanding
  at the end of period                            N/A                -           70,224              N/A

JNL/MCM Dow(SM) 10 Division(182)

  Accumulation unit value:
    Beginning of period                  $       9.58     $       9.45     $       7.63     $       7.38
    End of period                        $       8.90     $       9.58     $       9.45     $       7.63
  Accumulation units outstanding
  at the end of period                      4,193,235        3,323,866        1,332,348                -

JNL/Putnam Midcap Growth Division(274)

  Accumulation unit value:
    Beginning of period                  $       7.54     $       6.45     $       4.73              N/A
    End of period                        $       8.33     $       7.54     $       6.45              N/A
  Accumulation units outstanding
  at the end of period                         82,055           69,530           58,509              N/A

JNL/T. Rowe Price Value Division(277)

  Accumulation unit value:
    Beginning of period                  $      13.16     $      11.59     $       8.36              N/A
    End of period                        $      13.76     $      13.16     $      11.59              N/A
  Accumulation units outstanding
  at the end of period                        745,214          734,379          391,316              N/A

JNL/FMR Balanced Division(284)

  Accumulation unit value:
    Beginning of period                  $      10.15     $       9.41     $       8.14              N/A
    End of period                        $      11.00     $      10.15     $       9.41              N/A
  Accumulation units outstanding
  at the end of period                        303,094          308,511          240,075              N/A

INVESTMENT DIVISIONS                   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                           2005             2004             2003             2002
                                       ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth
Division(279)

  Accumulation unit value:
    Beginning of period                $      11.30     $       9.72     $       6.57               N/A
    End of period                      $      12.66     $      11.30     $       9.72               N/A
  Accumulation units outstanding
  at the end of period                      438,706          441,117          230,217               N/A

JNL/Oppenheimer Growth Division(285)

  Accumulation unit value:
    Beginning of period                $       8.18     $       7.96     $       6.47               N/A
    End of period                      $       8.79     $       8.18     $       7.96               N/A
  Accumulation units outstanding
  at the end of period                      111,391          103,692           48,275               N/A

JNL/Select Value Division(278)

  Accumulation unit value:
    Beginning of period                $      16.41     $      14.51     $      10.29               N/A
    End of period                      $      17.48     $      16.41     $      14.51               N/A
  Accumulation units outstanding
  at the end of period                      192,819          191,342           78,153               N/A

JNL/MCM Global 15 Division(182)

  Accumulation unit value:
    Beginning of period                $      11.75     $       9.31     $       7.10     $        7.47
    End of period                      $      12.76     $      11.75     $       9.31     $        7.10
  Accumulation units outstanding
  at the end of period                    3,531,894        2,791,850          944,569                 -

JNL/MCM 25 Division(182)

  Accumulation unit value:
    Beginning of period                $      11.94     $       9.95     $       7.60     $        8.15
    End of period                      $      11.42     $      11.94     $       9.95     $        7.60
  Accumulation units outstanding
  at the end of period                    3,364,273        2,738,002        1,060,713                 -

JNL/MCM Consumer Brands Sector
Division(487)

  Accumulation unit value:
    Beginning of period                $      10.86     $       9.93              N/A               N/A
    End of period                      $      10.44     $      10.86              N/A               N/A
  Accumulation units outstanding
  at the end of period                       43,844           24,567              N/A               N/A

INVESTMENT DIVISIONS                      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                              2005             2004             2003             2002
                                          ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(182)

  Accumulation unit value:
    Beginning of period                   $      18.37     $      16.57     $      11.36     $      11.35
    End of period                         $      19.72     $      18.37     $      16.57     $      11.36
  Accumulation units outstanding
  at the end of period                       2,005,394        1,592,203          590,024                -

JNL/MCM Technology Sector Division(488)

  Accumulation unit value:
    Beginning of period                   $       5.71     $       5.90              N/A              N/A
    End of period                         $       5.76     $       5.71              N/A              N/A
  Accumulation units outstanding
  at the end of period                         204,763          115,754              N/A              N/A

JNL/MCM Healthcare Sector Division(479)

  Accumulation unit value:
    Beginning of period                   $      10.75     $      10.55     $      10.34              N/A
    End of period                         $      11.39     $      10.75     $      10.55              N/A
  Accumulation units outstanding
  at the end of period                         263,843          154,680              542              N/A

JNL/MCM Financial Sector Division(479)

  Accumulation unit value:
    Beginning of period                   $      12.09     $      10.82     $      10.60              N/A
    End of period                         $      12.64     $      12.09     $      10.82              N/A
  Accumulation units outstanding
  at the end of period                          99,089           75,068              529              N/A

JNL/MCM Oil & Gas Sector Division(488)

  Accumulation unit value:
    Beginning of period                   $      17.35     $      13.42              N/A              N/A
    End of period                         $      23.38     $      17.35              N/A              N/A
  Accumulation units outstanding
  at the end of period                         273,368          140,481              N/A              N/A

JNL/MCM Communications Sector
Division(488)

  Accumulation unit value:
    Beginning of period                   $       4.54     $       4.03              N/A              N/A
    End of period                         $       4.52     $       4.54              N/A              N/A
  Accumulation units outstanding
  at the end of period                          83,801           85,003              N/A              N/A

INVESTMENT DIVISIONS                      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                              2005             2004             2003             2002
                                          ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(182)

  Accumulation unit value:
    Beginning of period                   $       9.94     $       8.57     $       7.32     $       8.46
    End of period                         $      13.44     $       9.94     $       8.57     $       7.32
  Accumulation units outstanding
  at the end of period                       3,739,429        3,073,786        1,130,204                -

JNL/AIM Premier Equity II Division(278)

  Accumulation unit value:
    Beginning of period                            N/A     $       9.42     $       7.39              N/A
    End of period                                  N/A     $       9.21     $       9.42              N/A
  Accumulation units outstanding
  at the end of period                             N/A                -           14,913              N/A

JNL/AIM Small Cap Growth Division(274)

  Accumulation unit value:
    Beginning of period                   $      11.89     $      11.30     $       7.75              N/A
    End of period                         $      12.70     $      11.89     $      11.30              N/A
  Accumulation units outstanding
  at the end of period                         207,652          185,860          138,330              N/A

JNL/AIM Large Cap Growth Division(274)

  Accumulation unit value:
    Beginning of period                   $      11.15     $      10.29     $       7.86              N/A
    End of period                         $      11.78     $      11.15     $      10.29              N/A
  Accumulation units outstanding
  at the end of period                         450,551          358,184          178,781              N/A

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                   $      10.00              N/A              N/A              N/A
    End of period                         $      11.58              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          77,842              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(855)

  Accumulation unit value:
    Beginning of period                   $      10.00              N/A              N/A              N/A
    End of period                         $      11.28              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         137,140              N/A              N/A              N/A

INVESTMENT DIVISIONS                     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                             2005             2004             2003             2002
                                         ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division(851)

  Accumulation unit value:
    Beginning of period                  $      10.00              N/A              N/A              N/A
    End of period                        $      10.92              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         28,975              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(689)

  Accumulation unit value:
    Beginning of period                  $      10.83     $       9.94              N/A              N/A
    End of period                        $      10.56     $      10.83              N/A              N/A
  Accumulation units outstanding
  at the end of period                        153,997           44,593              N/A              N/A

JNL/MCM Value Line 25 Division(675)

  Accumulation unit value:
    Beginning of period                  $      11.43     $      10.00              N/A              N/A
    End of period                        $      15.63     $      11.43              N/A              N/A
  Accumulation units outstanding
  at the end of period                      1,378,283          154,601              N/A              N/A

JNL/MCM JNL 5 Division(680)

  Accumulation unit value:
    Beginning of period                  $      10.91     $       9.91              N/A              N/A
    End of period                        $      11.89     $      10.91              N/A              N/A
  Accumulation units outstanding
  at the end of period                      3,931,018          301,453              N/A              N/A

JNL/MCM VIP Division(686)

  Accumulation unit value:
    Beginning of period                  $      11.08     $       9.76              N/A              N/A
    End of period                        $      11.98     $      11.08              N/A              N/A
  Accumulation units outstanding
  at the end of period                        709,018          101,868              N/A              N/A

JNL/S&P Managed Moderate Division(678)

  Accumulation unit value:
    Beginning of period                  $      10.50     $       9.97              N/A              N/A
    End of period                        $      10.86     $      10.50              N/A              N/A
  Accumulation units outstanding
  at the end of period                        351,778          133,708              N/A              N/A

INVESTMENT DIVISIONS                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                       2005             2004             2003             2002
                                                   ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative Division(703)

  Accumulation unit value:
    Beginning of period                            $      10.31     $      10.14              N/A              N/A
    End of period                                  $      10.54     $      10.31              N/A              N/A
  Accumulation units outstanding
  at the end of period                                   81,549            7,172              N/A              N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.545%

INVESTMENT DIVISIONS                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                       2005             2004             2003             2002
                                                   ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(263)

  Accumulation unit value:
    Beginning of period                            $       8.26     $       7.54     $       5.71              N/A
    End of period                                  $       8.48     $       8.26     $       7.54              N/A
  Accumulation units outstanding
  at the end of period                                   72,729           95,963           68,767              N/A

JNL/FMR Capital Growth Division(263)

  Accumulation unit value:
    Beginning of period                            $      20.72     $      17.83     $      13.00              N/A
    End of period                                  $      21.66     $      20.72     $      17.83              N/A
  Accumulation units outstanding
  at the end of period                                   17,634           20,795           21,738              N/A

JNL/Select Large Cap Growth Division(164)

  Accumulation unit value:
    Beginning of period                            $      25.75     $      23.42     $      17.56     $      16.85
    End of period                                  $      26.54     $      25.75     $      23.42     $      17.56
  Accumulation units outstanding
  at the end of period                                   13,991           21,339           53,941               66

JNL/Select Global Growth Division(720)

  Accumulation unit value:
    Beginning of period                            $      22.89     $      22.52              N/A              N/A
    End of period                                  $      22.97     $      22.89              N/A              N/A
  Accumulation units outstanding
  at the end of period                                      613              388              N/A              N/A

JNL/Select Balanced Division(129)

  Accumulation unit value:
    Beginning of period                            $      22.71     $      20.80     $      17.38     $      18.72
    End of period                                  $      23.55     $      22.71     $      20.80     $      17.38
  Accumulation units outstanding
  at the end of period                                   47,915           49,577           32,059            1,033

INVESTMENT DIVISIONS                     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                             2005             2004             2003             2002
                                         ------------     ------------     ------------     ------------
JNL/Putnam Equity Division(326)

  Accumulation unit value:
    Beginning of period                  $      19.91     $      17.89     $      15.19              N/A
    End of period                        $      21.32     $      19.91     $      17.89              N/A
  Accumulation units outstanding
  at the end of period                          1,964            2,614            3,288              N/A

JNL/Putnam Value Equity Division(164)

  Accumulation unit value:
    Beginning of period                  $      19.55     $      18.09     $      14.75     $      14.35
    End of period                        $      20.20     $      19.55     $      18.09     $      14.75
  Accumulation units outstanding
  at the end of period                         17,068           21,426           28,142            4,743

JNL/Select Money Market Division(161)

  Accumulation unit value:
    Beginning of period                  $      12.07     $      12.16     $      12.29     $      12.32
    End of period                        $      12.20     $      12.07     $      12.16     $      12.29
  Accumulation units outstanding
  at the end of period                         37,476           76,292           63,561            7,315

JNL/PPM America High Yield Bond
Division(164)

  Accumulation unit value:
    Beginning of period                           N/A     $      15.31     $      13.10     $      12.34
    End of period                                 N/A     $      15.81     $      15.31     $      13.10
  Accumulation units outstanding
  at the end of period                            N/A                -           99,880            2,634

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(132)

  Accumulation unit value:
    Beginning of period                  $      15.37     $      15.03     $      15.08     $      14.04
    End of period                        $      15.49     $      15.37     $      15.03     $      15.08
  Accumulation units outstanding
  at the end of period                         46,681           50,258           57,229           17,779

JNL/Salomon Brothers Strategic
Bond Division(164)

  Accumulation unit value:
    Beginning of period                  $      18.37     $      17.45     $      15.61     $      14.59
    End of period                        $      18.56     $      18.37     $      17.45     $      15.61
  Accumulation units outstanding
  at the end of period                         69,554           55,467           33,046            1,390

INVESTMENT DIVISIONS                      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                              2005             2004             2003             2002
                                          ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division(160)

  Accumulation unit value:
    Beginning of period                   $      25.43     $      23.50     $      18.29     $      18.58
    End of period                         $      26.57     $      25.43     $      23.50     $      18.29
  Accumulation units outstanding
  at the end of period                          70,179           61,193           46,762            2,757

JNL/T. Rowe Price Mid-Cap Growth
Division(164)

  Accumulation unit value:
    Beginning of period                   $      33.01     $      28.40     $      20.81     $      20.03
    End of period                         $      37.09     $      33.01     $      28.40     $      20.81
  Accumulation units outstanding
  at the end of period                          40,814           44,442           51,055            3,108

JNL/JPMorgan International Equity
Division(159)

  Accumulation unit value:
    Beginning of period                   $      13.29     $      11.61     $       9.17     $       9.76
    End of period                         $      14.49     $      13.29     $      11.61     $       9.17
  Accumulation units outstanding
  at the end of period                          21,795           19,980           19,379            4,655

JNL/Alger Growth Division(164)

  Accumulation unit value:
    Beginning of period                   $      17.22     $      16.65     $      12.50     $      12.75
    End of period                         $      19.04     $      17.22     $      16.65     $      12.50
  Accumulation units outstanding
  at the end of period                          23,345           28,326           35,744            3,303

JNL/Eagle Core Equity Division(132)

  Accumulation unit value:
    Beginning of period                   $      16.98     $      16.22     $      13.23     $      15.57
    End of period                         $      17.29     $      16.98     $      16.22     $      13.23
  Accumulation units outstanding
  at the end of period                          17,911           21,656           19,950            4,917

JNL/Eagle SmallCap Equity Division(132)

  Accumulation unit value:
    Beginning of period                   $      19.34     $      16.53     $      12.00     $      14.84
    End of period                         $      19.52     $      19.34     $      16.53     $      12.00
  Accumulation units outstanding
  at the end of period                          17,271           19,439           15,656            2,650

INVESTMENT DIVISIONS                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                            2005             2004             2003             2002
                                        ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division(138)

  Accumulation unit value:
    Beginning of period                 $      12.48     $      11.57     $       9.98     $      10.42
    End of period                       $      13.08     $      12.48     $      11.57     $       9.98
  Accumulation units outstanding
  at the end of period                       298,237          330,115          241,300           27,490

JNL/S&P Managed Growth Division(123)

  Accumulation unit value:
    Beginning of period                 $      12.79     $      11.65     $       9.72     $      11.06
    End of period                       $      13.53     $      12.79     $      11.65     $       9.72
  Accumulation units outstanding
  at the end of period                       652,179          707,851          698,075           32,796

JNL/S&P Managed Aggressive Growth
Division(138)

  Accumulation unit value:
    Beginning of period                 $      12.56     $      11.32     $       9.07     $      10.13
    End of period                       $      13.41     $      12.56     $      11.32     $       9.07
  Accumulation units outstanding
  at the end of period                       361,280          403,276          101,373            2,407

JNL/S&P Very Aggressive Growth
Division I(139)

  Accumulation unit value:
    Beginning of period                          N/A     $      10.92     $       8.50     $       9.72
    End of period                                N/A     $      11.17     $      10.92     $       8.50
  Accumulation units outstanding
  at the end of period                           N/A                -           33,606            1,170

JNL/S&P Equity Growth Division I(162)

  Accumulation unit value:
    Beginning of period                          N/A     $      10.20     $       8.00     $       8.05
    End of period                                N/A     $      10.38     $      10.20     $       8.00
  Accumulation units outstanding
  at the end of period                           N/A                -          129,835           65,085

JNL/S&P Equity Aggressive Growth
Division I(158)

  Accumulation unit value:
    Beginning of period                          N/A     $      10.43     $       8.15     $       7.95
    End of period                                N/A     $      10.65     $      10.43     $       8.15
  Accumulation units outstanding
  at the end of period                           N/A                -           44,889            5,611

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(126)

  Accumulation unit value:
    Beginning of period                      $      10.47     $       9.66     $       7.68     $       9.33
    End of period                            $      10.76     $      10.47     $       9.66     $       7.68
  Accumulation units outstanding
  at the end of period                            239,939          264,990          227,623            4,153

JNL/MCM S&P 400 MidCap Index Division(126)

  Accumulation unit value:
    Beginning of period                      $      12.81     $      11.23     $       8.48     $      10.50
    End of period                            $      14.12     $      12.81     $      11.23     $       8.48
  Accumulation units outstanding
  at the end of period                            176,713          184,969          144,620            4,047

JNL/Alliance Capital Growth Division(159)

  Accumulation unit value:
    Beginning of period                      $       9.83     $       9.39     $       7.67     $       8.10
    End of period                            $       8.94     $       9.83     $       9.39     $       7.67
  Accumulation units outstanding
  at the end of period                                  -           12,422          124,217            8,456

JNL/JPMorgan International Value
Division(323)

  Accumulation unit value:
    Beginning of period                      $      10.36     $       8.59     $       6.42              N/A
    End of period                            $      12.10     $      10.36     $       8.59              N/A
  Accumulation units outstanding
  at the end of period                             55,916           46,378           21,969              N/A

JNL/PIMCO Total Return Bond Division(126)

  Accumulation unit value:
    Beginning of period                      $      13.83     $      13.45     $      13.03     $      12.47
    End of period                            $      13.93     $      13.83     $      13.45     $      13.03
  Accumulation units outstanding
  at the end of period                            216,520          211,650          260,024           23,571

JNL/MCM Small Cap Index Division(196)

  Accumulation unit value:
    Beginning of period                      $      13.13     $      11.35     $       7.90     $       7.51
    End of period                            $      13.47     $      13.13     $      11.35     $       7.90
  Accumulation units outstanding
  at the end of period                            107,045          131,913          121,413            2,031

INVESTMENT DIVISIONS                        DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                2005             2004             2003             2002
                                            ------------     ------------     ------------     ------------
JNL/MCM International Index Division(126)

  Accumulation unit value:
    Beginning of period                     $      13.54     $      11.51     $       8.51     $      10.54
    End of period                           $      15.11     $      13.54     $      11.51     $       8.51
  Accumulation units outstanding
  at the end of period                           121,690          121,736           67,918            2,229

JNL/Lazard Small Cap Value Division(129)

  Accumulation unit value:
    Beginning of period                     $      14.49     $      12.75     $       9.33     $      11.44
    End of period                           $      14.93     $      14.49     $      12.75     $       9.33
  Accumulation units outstanding
  at the end of period                            54,311           61,703           65,931            4,788

JNL/Lazard Mid Cap Value Division(129)

  Accumulation unit value:
    Beginning of period                     $      17.07     $      13.90     $      10.95     $      12.87
    End of period                           $      18.29     $      17.07     $      13.90     $      10.95
  Accumulation units outstanding
  at the end of period                            70,066           65,983           97,038            6,664

JNL/MCM Bond Index Division(249)

  Accumulation unit value:
    Beginning of period                     $      11.07     $      10.84     $      10.61              N/A
    End of period                           $      11.10     $      11.07     $      10.84              N/A
  Accumulation units outstanding
  at the end of period                            73,100           65,895           48,488              N/A

JNL/S&P Core Index 100 Division(170)

  Accumulation unit value:
    Beginning of period                              N/A     $      10.26     $       8.53     $       8.77
    End of period                                    N/A     $      10.44     $      10.26     $       8.53
  Accumulation units outstanding
  at the end of period                               N/A                -          103,869              316

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                     $      12.95     $      12.59              N/A              N/A
    End of period                           $      12.97     $      12.95              N/A              N/A
  Accumulation units outstanding
  at the end of period                            83,492           96,607              N/A              N/A

INVESTMENT DIVISIONS                     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                             2005             2004             2003             2002
                                         ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division(263)

  Accumulation unit value:
    Beginning of period                           N/A     $       9.96     $       7.43              N/A
    End of period                                 N/A     $      10.15     $       9.96              N/A
  Accumulation units outstanding
  at the end of period                            N/A                -            6,078              N/A

JNL/S&P Core Index 75 Division(235)

  Accumulation unit value:
    Beginning of period                           N/A     $      10.12     $       8.13     $       8.53
    End of period                                 N/A     $      10.33     $      10.12     $       8.13
  Accumulation units outstanding
  at the end of period                            N/A                -           25,992            7,566

JNL/MCM Dow(SM) 10 Division(126)

  Accumulation unit value:
    Beginning of period                  $       9.55     $       9.43     $       7.62     $       9.18
    End of period                        $       8.87     $       9.55     $       9.43     $       7.62
  Accumulation units outstanding
  at the end of period                        448,970          517,890          418,071           36,225

JNL/Putnam Midcap Growth Division(164)

  Accumulation unit value:
    Beginning of period                  $       7.53     $       6.44     $       4.90     $       4.87
    End of period                        $       8.31     $       7.53     $       6.44     $       4.90
  Accumulation units outstanding
  at the end of period                         30,342           39,385           51,333              182

JNL/T. Rowe Price Value Division(129)

  Accumulation unit value:
    Beginning of period                  $      13.13     $      11.57     $       9.05     $      10.89
    End of period                        $      13.72     $      13.13     $      11.57     $       9.05
  Accumulation units outstanding
  at the end of period                        115,458          126,107           75,681           13,495

JNL/FMR Balanced Division(160)

  Accumulation unit value:
    Beginning of period                  $      10.13     $       9.40     $       8.39     $       8.45
    End of period                        $      10.98     $      10.13     $       9.40     $       8.39
  Accumulation units outstanding
  at the end of period                         69,065           65,566           74,257            6,710

INVESTMENT DIVISIONS                   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                           2005             2004             2003             2002
                                       ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth
Division(132)

  Accumulation unit value:
    Beginning of period                $      11.28     $       9.71     $       7.02     $       8.72
    End of period                      $      12.63     $      11.28     $       9.71     $       7.02
  Accumulation units outstanding
  at the end of period                       50,815           56,222           54,230           15,294

JNL/Oppenheimer Growth Division(164)

  Accumulation unit value:
    Beginning of period                $       8.16     $       7.95     $       6.86     $       7.11
    End of period                      $       8.77     $       8.16     $       7.95     $       6.86
  Accumulation units outstanding
  at the end of period                       22,990           14,312           13,770            3,396

JNL/Select Value Division(161)

  Accumulation unit value:
    Beginning of period                $      16.39     $      14.50     $      10.66              N/A
    End of period                      $      17.45     $      16.39     $      14.50              N/A
  Accumulation units outstanding
  at the end of period                       21,265           22,006           14,843              N/A

JNL/MCM Global 15 Division(144)

  Accumulation unit value:
    Beginning of period                $      11.72     $       9.29     $       7.09     $       8.32
    End of period                      $      12.72     $      11.72     $       9.29     $       7.09
  Accumulation units outstanding
  at the end of period                      329,802          332,195          193,739           25,238

JNL/MCM 25 Division(126)

  Accumulation unit value:
    Beginning of period                $      11.92     $       9.93     $       7.59     $       9.55
    End of period                      $      11.39     $      11.92     $       9.93     $       7.59
  Accumulation units outstanding
  at the end of period                      413,406          492,656          359,606           39,076

JNL/MCM Consumer Brands Sector
Division(569)

  Accumulation unit value:
    Beginning of period                $      10.83     $       9.93              N/A              N/A
    End of period                      $      10.41     $      10.83              N/A              N/A
  Accumulation units outstanding
  at the end of period                        1,859            1,401              N/A              N/A

INVESTMENT DIVISIONS                      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                              2005             2004             2003             2002
                                          ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(126)

  Accumulation unit value:
    Beginning of period                   $      18.33     $      16.53     $      11.34     $      14.47
    End of period                         $      19.66     $      18.33     $      16.53     $      11.34
  Accumulation units outstanding
  at the end of period                         186,729          196,608          144,327           21,069

JNL/MCM Technology Sector Division(521)

  Accumulation unit value:
    Beginning of period                   $       5.70     $       5.70              N/A              N/A
    End of period                         $       5.75     $       5.70              N/A              N/A
  Accumulation units outstanding
  at the end of period                           5,320              487              N/A              N/A

JNL/MCM Healthcare Sector Division(486)

  Accumulation unit value:
    Beginning of period                   $      10.72     $      10.52     $      10.52              N/A
    End of period                         $      11.36     $      10.72     $      10.52              N/A
  Accumulation units outstanding
  at the end of period                          14,759            8,448            1,926              N/A

JNL/MCM Financial Sector Division(496)

  Accumulation unit value:
    Beginning of period                   $      12.06     $      10.99              N/A              N/A
    End of period                         $      12.60     $      12.06              N/A              N/A
  Accumulation units outstanding
  at the end of period                             381              703              N/A              N/A

JNL/MCM Oil & Gas Sector Division(479)

  Accumulation unit value:
    Beginning of period                   $      17.31     $      13.18     $      12.97              N/A
    End of period                         $      23.31     $      17.31     $      13.18              N/A
  Accumulation units outstanding
  at the end of period                          59,999           22,442              193              N/A

JNL/MCM Communications Sector
Division(514)

  Accumulation unit value:
    Beginning of period                   $       4.53     $       4.31              N/A              N/A
    End of period                         $       4.50     $       4.53              N/A              N/A
  Accumulation units outstanding
  at the end of period                           1,109           26,260              N/A              N/A

INVESTMENT DIVISIONS                      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                              2005             2004             2003             2002
                                          ------------     ------------     ------------     ------------
JNL/MCM S&P(R) 10 Division(126)

  Accumulation unit value:
    Beginning of period                   $       9.91     $       8.56     $       7.31     $       9.93
    End of period                         $      13.40     $       9.91     $       8.56     $       7.31
  Accumulation units outstanding
  at the end of period                         407,674          452,925          342,089           30,184

JNL/AIM Premier Equity II Division(263)

  Accumulation unit value:
    Beginning of period                            N/A     $       9.41     $       7.41              N/A
    End of period                                  N/A     $       9.20     $       9.41              N/A
  Accumulation units outstanding
  at the end of period                             N/A                -           24,510              N/A

JNL/AIM Small Cap Growth Division(159)

  Accumulation unit value:
    Beginning of period                   $      11.87     $      11.29     $       8.28     $       8.43
    End of period                         $      12.68     $      11.87     $      11.29     $       8.28
  Accumulation units outstanding
  at the end of period                          18,373           32,620           33,557            3,341

JNL/AIM Large Cap Growth Division(164)

  Accumulation unit value:
    Beginning of period                   $      11.13     $      10.28     $       8.03     $       8.13
    End of period                         $      11.76     $      11.13     $      10.28     $       8.03
  Accumulation units outstanding
  at the end of period                          65,483           75,543           54,225            2,287

JNL/AIM Real Estate Division(850)

  Accumulation unit value:
    Beginning of period                   $      10.75              N/A              N/A              N/A
    End of period                         $      11.58              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           6,397              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(851)

  Accumulation unit value:
    Beginning of period                   $      10.72              N/A              N/A              N/A
    End of period                         $      11.27              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           9,053              N/A              N/A              N/A

INVESTMENT DIVISIONS                     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                             2005             2004             2003             2002
                                         ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division(851)

  Accumulation unit value:
    Beginning of period                  $      10.62              N/A              N/A              N/A
    End of period                        $      10.92              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          3,112              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(675)

  Accumulation unit value:
    Beginning of period                  $      10.83     $      10.00              N/A              N/A
    End of period                        $      10.56     $      10.83              N/A              N/A
  Accumulation units outstanding
  at the end of period                          7,923            4,980              N/A              N/A

JNL/MCM Value Line 25 Division(675)

  Accumulation unit value:
    Beginning of period                  $      11.43     $      10.00              N/A              N/A
    End of period                        $      15.62     $      11.43              N/A              N/A
  Accumulation units outstanding
  at the end of period                        112,143           15,436              N/A              N/A

JNL/MCM JNL 5 Division(675)

  Accumulation unit value:
    Beginning of period                  $      10.91     $      10.00              N/A              N/A
    End of period                        $      11.88     $      10.91              N/A              N/A
  Accumulation units outstanding
  at the end of period                        234,385           43,618              N/A              N/A

JNL/MCM VIP Division(675)

  Accumulation unit value:
    Beginning of period                  $      11.08     $      10.00              N/A              N/A
    End of period                        $      11.97     $      11.08              N/A              N/A
  Accumulation units outstanding
  at the end of period                         55,599            8,712              N/A              N/A

JNL/S&P Managed Moderate Division(694)

  Accumulation unit value:
    Beginning of period                  $      10.50     $      10.03              N/A              N/A
    End of period                        $      10.86     $      10.50              N/A              N/A
  Accumulation units outstanding
  at the end of period                         51,241           17,830              N/A              N/A

INVESTMENT DIVISIONS                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                       2005             2004             2003             2002
                                                   ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative Division(688)

  Accumulation unit value:
    Beginning of period                            $      10.31     $       9.96              N/A              N/A
    End of period                                  $      10.53     $      10.31              N/A              N/A
  Accumulation units outstanding
  at the end of period                                   21,472            1,797              N/A              N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.55%

INVESTMENT DIVISIONS                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                       2005             2004             2003             2002
                                                   ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(443)

  Accumulation unit value:
    Beginning of period                            $       8.25     $       7.53     $       7.05              N/A
    End of period                                  $       8.47     $       8.25     $       7.53              N/A
  Accumulation units outstanding
  at the end of period                                   49,163           22,336            3,476              N/A

JNL/FMR Capital Growth Division(612)

  Accumulation unit value:
    Beginning of period                            $      20.71     $      18.31              N/A              N/A
    End of period                                  $      21.65     $      20.71              N/A              N/A
  Accumulation units outstanding
  at the end of period                                    2,546           17,739              N/A              N/A

JNL/Select Large Cap Growth Division(628)

  Accumulation unit value:
    Beginning of period                            $      25.74     $      22.90              N/A              N/A
    End of period                                  $      26.53     $      25.74              N/A              N/A
  Accumulation units outstanding
  at the end of period                                   10,903            2,171              N/A              N/A

JNL/Select Global Growth Division(650)

  Accumulation unit value:
    Beginning of period                            $      22.88     $      19.75              N/A              N/A
    End of period                                  $      22.96     $      22.88              N/A              N/A
  Accumulation units outstanding
  at the end of period                                    4,611            1,514              N/A              N/A

JNL/Select Balanced Division(443)

  Accumulation unit value:
    Beginning of period                            $      22.70     $      20.79     $      19.80              N/A
    End of period                                  $      23.53     $      22.70     $      20.79              N/A
  Accumulation units outstanding
  at the end of period                                   70,150           36,531            3,265              N/A

INVESTMENT DIVISIONS                     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                             2005             2004             2003             2002
                                         ------------     ------------     ------------     ------------
JNL/Putnam Equity Division(581)

  Accumulation unit value:
    Beginning of period                  $      19.90     $      17.55              N/A              N/A
    End of period                        $      21.31     $      19.90              N/A              N/A
  Accumulation units outstanding
  at the end of period                          4,548            5,641              N/A              N/A

JNL/Putnam Value Equity Division(456)

  Accumulation unit value:
    Beginning of period                  $      19.54     $      18.08     $      16.92              N/A
    End of period                        $      20.19     $      19.54     $      18.08              N/A
  Accumulation units outstanding
  at the end of period                          7,169            2,355              771              N/A

JNL/Select Money Market Division(413)

  Accumulation unit value:
    Beginning of period                  $      12.06     $      12.15     $      12.19              N/A
    End of period                        $      12.20     $      12.06     $      12.15              N/A
  Accumulation units outstanding
  at the end of period                        170,229           43,153            2,036              N/A

JNL/PPM America High Yield Bond
Division(428)

  Accumulation unit value:
    Beginning of period                           N/A     $      15.30     $      14.70              N/A
    End of period                                 N/A     $      15.81     $      15.30              N/A
  Accumulation units outstanding
  at the end of period                            N/A                -            6,387              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(459)

  Accumulation unit value:
    Beginning of period                  $      15.36     $      15.02     $      15.01              N/A
    End of period                        $      15.48     $      15.36     $      15.02              N/A
  Accumulation units outstanding
  at the end of period                         68,691           15,390            1,067              N/A

JNL/Salomon Brothers Strategic
Bond Division(439)

  Accumulation unit value:
    Beginning of period                  $      18.36     $      17.44     $      17.06              N/A
    End of period                        $      18.55     $      18.36     $      17.44              N/A
  Accumulation units outstanding
  at the end of period                         75,603           21,247            1,075              N/A

INVESTMENT DIVISIONS                      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                              2005             2004             2003             2002
                                          ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division(439)

  Accumulation unit value:
    Beginning of period                   $      25.42     $      23.49     $      21.79              N/A
    End of period                         $      26.55     $      25.42     $      23.49              N/A
  Accumulation units outstanding
  at the end of period                          38,825           20,525            3,946              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(447)

  Accumulation unit value:
    Beginning of period                   $      33.00     $      28.39     $      27.39              N/A
    End of period                         $      37.07     $      33.00     $      28.39              N/A
  Accumulation units outstanding
  at the end of period                          41,547           32,413            2,203              N/A

JNL/JPMorgan International Equity
Division(470)

  Accumulation unit value:
    Beginning of period                   $      13.29     $      11.60     $      11.06              N/A
    End of period                         $      14.48     $      13.29     $      11.60              N/A
  Accumulation units outstanding
  at the end of period                          24,161            6,650            1,056              N/A

JNL/Alger Growth Division(439)

  Accumulation unit value:
    Beginning of period                   $      17.21     $      16.64     $      15.55              N/A
    End of period                         $      19.03     $      17.21     $      16.64              N/A
  Accumulation units outstanding
  at the end of period                          12,428            9,570              213              N/A

JNL/Eagle Core Equity Division(439)

  Accumulation unit value:
    Beginning of period                   $      16.98     $      16.22     $      15.03              N/A
    End of period                         $      17.28     $      16.98     $      16.22              N/A
  Accumulation units outstanding
  at the end of period                          13,898           11,582              360              N/A

JNL/Eagle SmallCap Equity Division(468)

  Accumulation unit value:
    Beginning of period                   $      19.33     $      16.53     $      16.53              N/A
    End of period                         $      19.51     $      19.33     $      16.53              N/A
  Accumulation units outstanding
  at the end of period                           9,578            3,273              151              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                            2005             2004             2003             2002
                                        ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division(449)

  Accumulation unit value:
    Beginning of period                 $      12.48     $      11.57     $      11.14              N/A
    End of period                       $      13.08     $      12.48     $      11.57              N/A
  Accumulation units outstanding
  at the end of period                       467,176          232,780           34,168              N/A

JNL/S&P Managed Growth Division(421)

  Accumulation unit value:
    Beginning of period                 $      12.78     $      11.65     $      10.74              N/A
    End of period                       $      13.52     $      12.78     $      11.65              N/A
  Accumulation units outstanding
  at the end of period                       433,633          318,123           38,141              N/A

JNL/S&P Managed Aggressive Growth
Division(434)

  Accumulation unit value:
    Beginning of period                 $      12.55     $      11.32     $      10.76              N/A
    End of period                       $      13.41     $      12.55     $      11.32              N/A
  Accumulation units outstanding
  at the end of period                       200,810          156,327           12,896              N/A

JNL/S&P Very Aggressive Growth
Division I(475)

  Accumulation unit value:
    Beginning of period                          N/A     $      10.92     $      10.50              N/A
    End of period                                N/A     $      11.16     $      10.92              N/A
  Accumulation units outstanding
  at the end of period                           N/A                -              587              N/A

JNL/S&P Equity Growth Division I(434)

  Accumulation unit value:
    Beginning of period                          N/A     $      10.20     $       9.66              N/A
    End of period                                N/A     $      10.38     $      10.20              N/A
  Accumulation units outstanding
  at the end of period                           N/A                -            2,195              N/A

JNL/S&P Equity Aggressive Growth
Division I(434)

  Accumulation unit value:
    Beginning of period                          N/A     $      10.43     $       9.89              N/A
    End of period                                N/A     $      10.65     $      10.43              N/A
  Accumulation units outstanding
  at the end of period                           N/A                -            1,124              N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(401)

  Accumulation unit value:
    Beginning of period                      $      10.47   $       9.66   $       8.77            N/A
    End of period                            $      10.76   $      10.47   $       9.66            N/A
  Accumulation units outstanding
  at the end of period                            594,673        335,396         24,066            N/A

JNL/MCM S&P 400 MidCap Index Division(401)

  Accumulation unit value:
    Beginning of period                      $      12.81   $      11.23   $      10.16            N/A
    End of period                            $      14.12   $      12.81   $      11.23            N/A
  Accumulation units outstanding
  at the end of period                            393,373        161,787         12,556            N/A

JNL/Alliance Capital Growth Division(536)

  Accumulation unit value:
    Beginning of period                      $       9.83   $       9.26            N/A            N/A
    End of period                            $       8.93   $       9.83            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  -          5,128            N/A            N/A

JNL/JPMorgan International Value
Division(549)

  Accumulation unit value:
    Beginning of period                      $      10.36   $       9.25            N/A            N/A
    End of period                            $      12.09   $      10.36            N/A            N/A
  Accumulation units outstanding
  at the end of period                             93,407         22,824            N/A            N/A

JNL/PIMCO Total Return Bond Division(448)

  Accumulation unit value:
    Beginning of period                      $      13.83   $      13.44   $      13.29            N/A
    End of period                            $      13.93   $      13.83   $      13.44            N/A
  Accumulation units outstanding
  at the end of period                            281,871        120,585          5,025            N/A

JNL/MCM Small Cap Index Division(401)

  Accumulation unit value:
    Beginning of period                      $      13.12   $      11.35   $      10.18            N/A
    End of period                            $      13.47   $      13.12   $      11.35            N/A
  Accumulation units outstanding
  at the end of period                            339,827        139,531          7,856            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------

JNL/MCM International Index Division(401)

  Accumulation unit value:
    Beginning of period                      $      13.54   $      11.51   $       9.63            N/A
    End of period                            $      15.11   $      13.54   $      11.51            N/A
  Accumulation units outstanding
  at the end of period                            295,518        131,445          6,899            N/A

JNL/Lazard Small Cap Value Division(422)

  Accumulation unit value:
    Beginning of period                      $      14.49   $      12.75   $      11.38            N/A
    End of period                            $      14.93   $      14.49   $      12.75            N/A
  Accumulation units outstanding
  at the end of period                             48,145         14,564          3,401            N/A

JNL/Lazard Mid Cap Value Division(456)

  Accumulation unit value:
    Beginning of period                      $      17.07   $      13.90   $      13.25            N/A
    End of period                            $      18.28   $      17.07   $      13.90            N/A
  Accumulation units outstanding
  at the end of period                             82,571         17,637          1,458            N/A

JNL/MCM Bond Index Division(401)

  Accumulation unit value:
    Beginning of period                      $      11.06   $      10.84   $      10.61            N/A
    End of period                            $      11.10   $      11.06   $      10.84            N/A
  Accumulation units outstanding
  at the end of period                            275,766        128,154          2,185            N/A

JNL/S&P Core Index 100 Division(451)

  Accumulation unit value:
    Beginning of period                               N/A   $      10.26   $       9.78            N/A
    End of period                                     N/A   $      10.44   $      10.26            N/A
  Accumulation units outstanding
  at the end of period                                N/A              -          2,699            N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                      $      12.95   $      12.59            N/A            N/A
    End of period                            $      12.97   $      12.95            N/A            N/A
  Accumulation units outstanding
  at the end of period                            180,688         80,530            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------

JNL/S&P Core Index 50 Division(525)

  Accumulation unit value:
    Beginning of period                               N/A   $      10.26            N/A            N/A
    End of period                                     N/A   $      10.15            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A              -            N/A            N/A

JNL/S&P Core Index 75 Division(642)

  Accumulation unit value:
    Beginning of period                               N/A   $       9.84            N/A            N/A
    End of period                                     N/A   $      10.33            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A              -            N/A            N/A

JNL/MCM Dow(SM) 10 Division(401)

  Accumulation unit value:
    Beginning of period                      $       9.55   $       9.43   $       8.43            N/A
    End of period                            $       8.87   $       9.55   $       9.43            N/A
  Accumulation units outstanding
  at the end of period                            759,996        400,458         13,968            N/A

JNL/Putnam Midcap Growth Division(497)

  Accumulation unit value:
    Beginning of period                      $       7.53   $       6.75            N/A            N/A
    End of period                            $       8.31   $       7.53            N/A            N/A
  Accumulation units outstanding
  at the end of period                             12,252          6,282            N/A            N/A

JNL/T. Rowe Price Value Division(443)

  Accumulation unit value:
    Beginning of period                      $      13.13   $      11.57   $      10.71            N/A
    End of period                            $      13.72   $      13.13   $      11.57            N/A
  Accumulation units outstanding
  at the end of period                            159,645        108,413          6,820            N/A

JNL/FMR Balanced Division(439)

  Accumulation unit value:
    Beginning of period                      $      10.12   $       9.40   $       8.99            N/A
    End of period                            $      10.97   $      10.12   $       9.40            N/A
  Accumulation units outstanding
  at the end of period                             85,324         70,072          3,110            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(455)

  Accumulation unit value:
    Beginning of period                      $      11.28   $       9.71   $       9.09            N/A
    End of period                            $      12.63   $      11.28   $       9.71            N/A
  Accumulation units outstanding
  at the end of period                             54,265         67,413          2,768            N/A

JNL/Oppenheimer Growth Division(456)

  Accumulation unit value:
    Beginning of period                      $       8.16   $       7.95   $       7.67            N/A
    End of period                            $       8.77   $       8.16   $       7.95            N/A
  Accumulation units outstanding
  at the end of period                              9,064          7,845            639            N/A

JNL/Select Value Division(439)

  Accumulation unit value:
    Beginning of period                      $      16.39   $      14.50   $      13.17            N/A
    End of period                            $      17.45   $      16.39   $      14.50            N/A
  Accumulation units outstanding
  at the end of period                             43,080         19,806          1,924            N/A

JNL/MCM Global 15 Division(401)

  Accumulation unit value:
    Beginning of period                      $      11.72   $       9.29   $       8.60            N/A
    End of period                            $      12.71   $      11.72   $       9.29            N/A
  Accumulation units outstanding
  at the end of period                            676,160        314,362         12,251            N/A

JNL/MCM 25 Division(401)

  Accumulation unit value:
    Beginning of period                      $      11.91   $       9.92   $       8.59            N/A
    End of period                            $      11.39   $      11.91   $       9.92            N/A
  Accumulation units outstanding
  at the end of period                            669,130        308,451         13,367            N/A

JNL/MCM Consumer Brands Sector
Division(476)

  Accumulation unit value:
    Beginning of period                      $      10.83   $       9.99   $       9.61            N/A
    End of period                            $      10.41   $      10.83   $       9.99            N/A
  Accumulation units outstanding
  at the end of period                             15,221          4,607            587            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(401)

  Accumulation unit value:
    Beginning of period                      $      18.32   $      16.53   $      14.77            N/A
    End of period                            $      19.65   $      18.32   $      16.53            N/A
  Accumulation units outstanding
  at the end of period                            324,408        148,795          8,907            N/A

JNL/MCM Technology Sector Division(476)

  Accumulation unit value:
    Beginning of period                      $       5.69   $       5.72   $       5.52            N/A
    End of period                            $       5.74   $       5.69   $       5.72            N/A
  Accumulation units outstanding
  at the end of period                            279,270        129,880          1,022            N/A

JNL/MCM Healthcare Sector Division(476)

  Accumulation unit value:
    Beginning of period                      $      10.72   $      10.52   $      10.22            N/A
    End of period                            $      11.36   $      10.72   $      10.52            N/A
  Accumulation units outstanding
  at the end of period                            101,053         42,891            552            N/A

JNL/MCM Financial Sector Division(476)

  Accumulation unit value:
    Beginning of period                      $      12.06   $      10.79   $      10.47            N/A
    End of period                            $      12.60   $      12.06   $      10.79            N/A
  Accumulation units outstanding
  at the end of period                            101,405         51,142            539            N/A

JNL/MCM Oil & Gas Sector Division(507)

  Accumulation unit value:
    Beginning of period                      $      17.30   $      13.44            N/A            N/A
    End of period                            $      23.31   $      17.30            N/A            N/A
  Accumulation units outstanding
  at the end of period                             69,598         16,382            N/A            N/A

JNL/MCM Communications Sector
Division(507)

  Accumulation unit value:
    Beginning of period                      $       4.53   $       4.14            N/A            N/A
    End of period                            $       4.50   $       4.53            N/A            N/A
  Accumulation units outstanding
  at the end of period                             23,759         19,760            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(401)

  Accumulation unit value:
    Beginning of period                      $       9.91   $       8.55   $       7.75            N/A
    End of period                            $      13.39   $       9.91   $       8.55            N/A
  Accumulation units outstanding
  at the end of period                            793,160        364,425         13,357            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/AIM Small Cap Growth Division(434)

  Accumulation unit value:
    Beginning of period                      $      11.87   $      11.28   $      11.00            N/A
    End of period                            $      12.67   $      11.87   $      11.28            N/A
  Accumulation units outstanding
  at the end of period                             11,841         14,291          3,608            N/A

JNL/AIM Large Cap Growth Division(456)

  Accumulation unit value:
    Beginning of period                      $      11.13   $      10.28   $       9.88            N/A
    End of period                            $      11.76   $      11.13   $      10.28            N/A
  Accumulation units outstanding
  at the end of period                             30,162         13,465          1,810            N/A

JNL/AIM Real Estate Division(844)

  Accumulation unit value:
    Beginning of period                      $      10.49            N/A            N/A            N/A
    End of period                            $      11.58            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             28,111            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division(834)

  Accumulation unit value:
    Beginning of period                      $      10.27            N/A            N/A            N/A
    End of period                            $      11.27            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                              6,085            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(828)

  Accumulation unit value:
    Beginning of period                      $       9.94            N/A            N/A            N/A
    End of period                            $      10.92            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                              5,984            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division(680)

  Accumulation unit value:
    Beginning of period                      $      10.83   $       9.90            N/A            N/A
    End of period                            $      10.56   $      10.83            N/A            N/A
  Accumulation units outstanding
  at the end of period                             82,210         12,025            N/A            N/A

JNL/MCM Value Line 25 Division(680)

  Accumulation unit value:
    Beginning of period                      $      11.43   $       9.76            N/A            N/A
    End of period                            $      15.62   $      11.43            N/A            N/A
  Accumulation units outstanding
  at the end of period                            592,561         35,975            N/A            N/A

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                      $      10.91   $       9.77            N/A            N/A
    End of period                            $      11.88   $      10.91            N/A            N/A
  Accumulation units outstanding
  at the end of period                          1,804,479         84,294            N/A            N/A

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                      $      11.08   $       9.89            N/A            N/A
    End of period                            $      11.97   $      11.08            N/A            N/A
  Accumulation units outstanding
  at the end of period                            369,106         57,905            N/A            N/A

JNL/S&P Managed Moderate Division(694)

  Accumulation unit value:
    Beginning of period                      $      10.50   $      10.03            N/A            N/A
    End of period                            $      10.86   $      10.50            N/A            N/A
  Accumulation units outstanding
  at the end of period                            250,236          4,369            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division(683)

  Accumulation unit value:
    Beginning of period                      $      10.31   $       9.96            N/A            N/A
    End of period                            $      10.53   $      10.31            N/A            N/A
  Accumulation units outstanding
  at the end of period                            294,788         26,106            N/A            N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.56%

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Select Large Cap Growth Division(625)

  Accumulation unit value:
    Beginning of period                      $      25.71   $      22.78            N/A            N/A
    End of period                            $      26.50   $      25.71            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  -         16,619            N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Select Money Market Division(226)

  Accumulation unit value:
    Beginning of period                      $      12.05   $      12.14   $      12.28   $      12.29
    End of period                            $      12.18   $      12.05   $      12.14   $      12.28
  Accumulation units outstanding
  at the end of period                                  -              -              -              -

JNL/PPM America High Yield Bond
Division(414)

  Accumulation unit value:
    Beginning of period                               N/A   $      15.29   $      14.57            N/A
    End of period                                     N/A   $      15.79   $      15.29            N/A
  Accumulation units outstanding
  at the end of period                                N/A              -        176,225            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Salomon Brothers Strategic
Bond Division(414)

  Accumulation unit value:
    Beginning of period                      $      18.34   $      17.43   $      16.96            N/A
    End of period                            $      18.53   $      18.34   $      17.43            N/A
  Accumulation units outstanding
  at the end of period                             18,818              -        151,417            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(230)

  Accumulation unit value:
    Beginning of period                      $      25.39   $      23.47   $      18.26   $      19.13
    End of period                            $      26.52   $      25.39   $      23.47   $      18.26
  Accumulation units outstanding
  at the end of period                              2,703          2,488            582            348

JNL/T. Rowe Price Mid-Cap Growth
Division(230)

  Accumulation unit value:
    Beginning of period                      $      32.96   $      28.37   $      20.79   $      21.32
    End of period                            $      37.03   $      32.96   $      28.37   $      20.79
  Accumulation units outstanding
  at the end of period                              6,187         14,241            255            156

JNL/JPMorgan International Equity
Division(230)

  Accumulation unit value:
    Beginning of period                      $      13.28   $      11.59   $       9.16   $       9.34
    End of period                            $      14.47   $      13.28   $      11.59   $       9.16
  Accumulation units outstanding
  at the end of period                                  -              -              -            713

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Eagle Core Equity Division(230)

  Accumulation unit value:
    Beginning of period                      $      16.96   $      16.20   $      13.22   $      13.75
    End of period                            $      17.26   $      16.96   $      16.20   $      13.22
  Accumulation units outstanding
  at the end of period                              2,361          2,037            815            484

JNL/Eagle SmallCap Equity Division(230)

  Accumulation unit value:
    Beginning of period                      $      19.31   $      16.51   $      11.98   $      11.67
    End of period                            $      19.50   $      19.31   $      16.51   $      11.98
  Accumulation units outstanding
  at the end of period                                862          1,769            459            285

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(230)

  Accumulation unit value:
    Beginning of period                      $      10.46   $       9.66   $       7.67   $       7.98
    End of period                            $      10.75   $      10.46   $       9.66   $       7.67
  Accumulation units outstanding
  at the end of period                              2,378          1,859          1,398            834

JNL/MCM S&P 400 MidCap Index Division(230)

  Accumulation unit value:
    Beginning of period                      $      12.80   $      11.23   $       8.48   $       8.59
    End of period                            $      14.12   $      12.80   $      11.23   $       8.48
  Accumulation units outstanding
  at the end of period                              1,434          2,545          1,277            775

JNL/Alliance Capital Growth Division(625)

  Accumulation unit value:
    Beginning of period                      $       9.82   $       8.79            N/A            N/A
    End of period                            $       8.93   $       9.82            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  -         42,878            N/A            N/A

JNL/JPMorgan International Value
Division(625)

  Accumulation unit value:
    Beginning of period                      $      10.35   $       8.62            N/A            N/A
    End of period                            $      12.08   $      10.35            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  -         43,379            N/A            N/A

JNL/PIMCO Total Return Bond Division(230)

  Accumulation unit value:
    Beginning of period                      $      13.82   $      13.44   $      13.02   $      12.84
    End of period                            $      13.92   $      13.82   $      13.44   $      13.02
  Accumulation units outstanding
  at the end of period                              2,221          1,443          1,752          1,038

JNL/MCM Small Cap Index Division(230)

  Accumulation unit value:
    Beginning of period                      $      13.12   $      11.35   $       7.90   $       8.03
    End of period                            $      13.46   $      13.12   $      11.35   $       7.90
  Accumulation units outstanding
  at the end of period                              1,897          3,035          1,346            828

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM International Index Division(447)

  Accumulation unit value:
    Beginning of period                      $      13.54   $      11.51   $      10.57            N/A
    End of period                            $      15.10   $      13.54   $      11.51            N/A
  Accumulation units outstanding
  at the end of period                              5,434          5,039          1,219            N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                      $      12.94   $      12.58            N/A            N/A
    End of period                            $      12.96   $      12.94            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  -        162,480            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Dow(SM) 10 Division(421)

  Accumulation unit value:
    Beginning of period                      $       9.55   $       9.43   $       8.09            N/A
    End of period                            $       8.87   $       9.55   $       9.43            N/A
  Accumulation units outstanding
  at the end of period                             86,678         62,113         25,018            N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/T. Rowe Price Value Division(230)

  Accumulation unit value:
    Beginning of period                      $      13.12   $      11.57   $       9.05   $       9.12
    End of period                            $      13.71   $      13.12   $      11.57   $       9.05
  Accumulation units outstanding
  at the end of period                              2,430          2,019          1,213            730

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Oppenheimer Growth Division(625)

  Accumulation unit value:
    Beginning of period                      $       8.16   $       7.39            N/A            N/A
    End of period                            $       8.77   $       8.16            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  -         51,308            N/A            N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Global 15 Division(421)

  Accumulation unit value:
    Beginning of period                      $      11.71   $       9.29   $       8.51            N/A
    End of period                            $      12.71   $      11.71   $       9.29            N/A
  Accumulation units outstanding
  at the end of period                             68,424         57,478         23,559            N/A

JNL/MCM 25 Division(421)

  Accumulation unit value:
    Beginning of period                      $      11.91   $       9.92   $       8.29            N/A
    End of period                            $      11.38   $      11.91   $       9.92            N/A
  Accumulation units outstanding
  at the end of period                             72,025         56,702         24,630            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(421)

  Accumulation unit value:
    Beginning of period                      $      18.31   $      16.52   $      14.33            N/A
    End of period                            $      19.64   $      18.31   $      16.52            N/A
  Accumulation units outstanding
  at the end of period                             43,114         34,991         14,025            N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Oil & Gas Sector Division(537)

  Accumulation unit value:
    Beginning of period                      $      17.29   $      13.87            N/A            N/A
    End of period                            $      23.29   $      17.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                             87,402          1,774            N/A            N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(421)

  Accumulation unit value:
    Beginning of period                      $       9.90   $       8.55   $       7.55            N/A
    End of period                            $      13.38   $       9.90   $       8.55            N/A
  Accumulation units outstanding
  at the end of period                             68,518         66,289         27,159            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                      $      12.28            N/A            N/A            N/A
    End of period                            $      12.67            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             16,760            N/A            N/A            N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                      $      10.73            N/A            N/A            N/A
    End of period                            $      11.75            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  -            N/A            N/A            N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(902)

  Accumulation unit value:
    Beginning of period                      $      10.74            N/A            N/A            N/A
    End of period                            $      10.92            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             19,298            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                      $      13.05            N/A            N/A            N/A
    End of period                            $      15.62            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             14,051            N/A            N/A            N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                      $      10.52            N/A            N/A            N/A
    End of period                            $      11.88            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             56,133            N/A            N/A            N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                      $      10.49            N/A            N/A            N/A
    End of period                            $      11.97            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  -            N/A            N/A            N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                      N/A            N/A            N/A            N/A
    End of period                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                       N/A            N/A            N/A            N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.57%

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(118)

  Accumulation unit value:
    Beginning of period                      $       8.24   $       7.53   $       5.92            N/A
    End of period                            $       8.46   $       8.24   $       7.53            N/A
  Accumulation units outstanding
  at the end of period                              8,259          9,355          4,529            N/A

JNL/FMR Capital Growth Division(118)

  Accumulation unit value:
    Beginning of period                      $      20.67   $      17.79   $      13.32            N/A
    End of period                            $      21.60   $      20.67   $      17.79            N/A
  Accumulation units outstanding
  at the end of period                              1,432          2,555          4,155            N/A

JNL/Select Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                      $      25.69   $      23.37   $      17.53            N/A
    End of period                            $      26.47   $      25.69   $      23.37            N/A
  Accumulation units outstanding
  at the end of period                              1,689          5,757          5,948            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Select Balanced Division(106)

  Accumulation unit value:
    Beginning of period                      $      22.65   $      20.76   $      17.34   $      18.62
    End of period                            $      23.48   $      22.65   $      20.76   $      17.34
  Accumulation units outstanding
  at the end of period                             18,074         15,516          8,466          9,871

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Putnam Equity Division(118)

  Accumulation unit value:
    Beginning of period                      $      19.87   $      17.85   $      14.25   $      17.65
    End of period                            $      21.27   $      19.87   $      17.85   $      14.25
  Accumulation units outstanding
  at the end of period                              2,677          2,359          1,855          1,509

JNL/Putnam Value Equity Division(106)

  Accumulation unit value:
    Beginning of period                      $      19.50   $      18.05   $      14.72   $      17.96
    End of period                            $      20.14   $      19.50   $      18.05   $      14.72
  Accumulation units outstanding
  at the end of period                              8,943          7,750         15,830         10,746

JNL/Select Money Market Division(118)

  Accumulation unit value:
    Beginning of period                      $      12.04   $      12.13   $      12.27   $      12.31
    End of period                            $      12.17   $      12.04   $      12.13   $      12.27
  Accumulation units outstanding
  at the end of period                             27,793         33,004         13,813          1,174

JNL/PPM America High Yield Bond
Division(118)

  Accumulation unit value:
    Beginning of period                               N/A   $      15.28   $      13.08   $      13.11
    End of period                                     N/A   $      15.78   $      15.28   $      13.08
  Accumulation units outstanding
  at the end of period                                N/A              -         14,376          3,542

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(118)

  Accumulation unit value:
    Beginning of period                      $      15.33   $      15.00   $      15.06   $      13.87
    End of period                            $      15.45   $      15.33   $      15.00   $      15.06
  Accumulation units outstanding
  at the end of period                             16,445         18,666         39,198         15,904

JNL/Salomon Brothers Strategic
Bond Division(118)

  Accumulation unit value:
    Beginning of period                      $      18.31   $      17.40   $      15.57   $      14.95
    End of period                            $      18.50   $      18.31   $      17.40   $      15.57
  Accumulation units outstanding
  at the end of period                             14,667         11,512          6,441            939

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(115)

  Accumulation unit value:
    Beginning of period                      $      25.37   $      23.45   $      18.25   $      22.52
    End of period                            $      26.50   $      25.37   $      23.45   $      18.25
  Accumulation units outstanding
  at the end of period                             14,318         12,828         11,828          6,968

JNL/T. Rowe Price Mid-Cap Growth
Division(117)

  Accumulation unit value:
    Beginning of period                      $      32.93   $      28.34   $      20.77   $      26.75
    End of period                            $      36.99   $      32.93   $      28.34   $      20.77
  Accumulation units outstanding
  at the end of period                             10,766         12,478          5,377          1,982

JNL/JPMorgan International Equity
Division(132)

  Accumulation unit value:
    Beginning of period                      $      13.26   $      11.58   $       9.15   $      11.29
    End of period                            $      14.45   $      13.26   $      11.58   $       9.15
  Accumulation units outstanding
  at the end of period                              1,873          1,765          7,751          3,268

JNL/Alger Growth Division(115)

  Accumulation unit value:
    Beginning of period                      $      17.18   $      16.62   $      12.48   $      17.27
    End of period                            $      18.99   $      17.18   $      16.62   $      12.48
  Accumulation units outstanding
  at the end of period                              5,346          5,621          3,781          2,886

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                      $      16.95   $      16.19   $      13.21   $      16.64
    End of period                            $      17.25   $      16.95   $      16.19   $      13.21
  Accumulation units outstanding
  at the end of period                              4,368          4,665          4,067          3,130

JNL/Eagle SmallCap Equity Division(118)

  Accumulation unit value:
    Beginning of period                      $      19.30   $      16.50   $      11.98   $      16.42
    End of period                            $      19.48   $      19.30   $      16.50   $      11.98
  Accumulation units outstanding
  at the end of period                              3,816          4,107          3,935          4,551

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(118)

  Accumulation unit value:
    Beginning of period                      $      12.46   $      11.55   $       9.97   $      11.00
    End of period                            $      13.06   $      12.46   $      11.55   $       9.97
  Accumulation units outstanding
  at the end of period                            132,073        156,987         78,617         59,548

JNL/S&P Managed Growth Division(117)

  Accumulation unit value:
    Beginning of period                      $      12.76   $      11.64   $       9.71   $      11.20
    End of period                            $      13.50   $      12.76   $      11.64   $       9.71
  Accumulation units outstanding
  at the end of period                            201,340        263,509        124,519         63,640

JNL/S&P Managed Aggressive Growth
Division(118)

  Accumulation unit value:
    Beginning of period                      $      12.54   $      11.31   $       9.06   $      11.12
    End of period                            $      13.39   $      12.54   $      11.31   $       9.06
  Accumulation units outstanding
  at the end of period                             58,709         62,725         14,562         12,362

JNL/S&P Very Aggressive Growth
Division I(152)

  Accumulation unit value:
    Beginning of period                               N/A   $      10.91   $       8.49   $       8.93
    End of period                                     N/A   $      11.15   $      10.91   $       8.49
  Accumulation units outstanding
  at the end of period                                N/A              -          7,075          2,559

JNL/S&P Equity Growth Division I(118)

  Accumulation unit value:
    Beginning of period                               N/A   $      10.19   $       7.99   $      10.25
    End of period                                     N/A   $      10.37   $      10.19   $       7.99
  Accumulation units outstanding
  at the end of period                                N/A              -         22,446         19,882

JNL/S&P Equity Aggressive Growth
Division I(118)

  Accumulation unit value:
    Beginning of period                               N/A   $      10.41   $       8.14   $      10.43
    End of period                                     N/A   $      10.63   $      10.41   $       8.14
  Accumulation units outstanding
  at the end of period                                N/A              -          3,943          3,949

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                      $      10.46   $       9.65   $       7.67   $       9.68
    End of period                            $      10.75   $      10.46   $       9.65   $       7.67
  Accumulation units outstanding
  at the end of period                             68,635         72,832         54,888         23,061

JNL/MCM S&P 400 MidCap Index Division(118)

  Accumulation unit value:
    Beginning of period                      $      12.80   $      11.23   $       8.48   $      10.82
    End of period                            $      14.11   $      12.80   $      11.23   $       8.48
  Accumulation units outstanding
  at the end of period                             32,406         31,831         21,179          9,299

JNL/Alliance Capital Growth Division(118)

  Accumulation unit value:
    Beginning of period                      $       9.82   $       9.38   $       7.66   $      10.07
    End of period                            $       8.92   $       9.82   $       9.38   $       7.66
  Accumulation units outstanding
  at the end of period                                  -          3,738         16,629         11,075

JNL/JPMorgan International Value
Division(384)

  Accumulation unit value:
    Beginning of period                      $      10.34   $       8.58   $       6.85            N/A
    End of period                            $      12.07   $      10.34   $       8.58            N/A
  Accumulation units outstanding
  at the end of period                             19,675         22,966         13,153            N/A

JNL/PIMCO Total Return Bond Division(106)

  Accumulation unit value:
    Beginning of period                      $      13.81   $      13.43   $      13.02   $      12.39
    End of period                            $      13.91   $      13.81   $      13.43   $      13.02
  Accumulation units outstanding
  at the end of period                             63,102         63,142         71,674         46,377

JNL/MCM Small Cap Index Division(118)

  Accumulation unit value:
    Beginning of period                      $      13.12   $      11.35   $       7.90   $      10.54
    End of period                            $      13.46   $      13.12   $      11.35   $       7.90
  Accumulation units outstanding
  at the end of period                             13,385         14,784         12,398          5,420

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM International Index Division(118)

  Accumulation unit value:
    Beginning of period                      $      13.53   $      11.50   $       8.51   $      10.69
    End of period                            $      15.09   $      13.53   $      11.50   $       8.51
  Accumulation units outstanding
  at the end of period                             25,399         21,732         13,311          5,957

JNL/Lazard Small Cap Value Division(115)

  Accumulation unit value:
    Beginning of period                      $      14.47   $      12.74   $       9.32            N/A
    End of period                            $      14.90   $      14.47   $      12.74            N/A
  Accumulation units outstanding
  at the end of period                             15,604         22,928         23,012            N/A

JNL/Lazard Mid Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                      $      17.04   $      13.88   $      10.94            N/A
    End of period                            $      18.26   $      17.04   $      13.88            N/A
  Accumulation units outstanding
  at the end of period                             11,922         13,387         10,974            N/A

JNL/MCM Bond Index Division(118)

  Accumulation unit value:
    Beginning of period                      $      11.06   $      10.84   $      10.69            N/A
    End of period                            $      11.09   $      11.06   $      10.84            N/A
  Accumulation units outstanding
  at the end of period                             23,810         25,791         16,151            N/A

JNL/S&P Core Index 100 Division(115)

  Accumulation unit value:
    Beginning of period                               N/A   $      10.26   $       8.53   $       9.81
    End of period                                     N/A   $      10.44   $      10.26   $       8.53
  Accumulation units outstanding
  at the end of period                                N/A              -        135,120        116,290

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                      $      12.93   $      12.57            N/A            N/A
    End of period                            $      12.95   $      12.93            N/A            N/A
  Accumulation units outstanding
  at the end of period                             15,661         24,034            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division(497)

  Accumulation unit value:
    Beginning of period                               N/A   $      10.26            N/A            N/A
    End of period                                     N/A   $      10.14            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A              -            N/A            N/A

JNL/S&P Core Index 75 Division(117)

  Accumulation unit value:
    Beginning of period                               N/A   $      10.12   $       8.13   $       9.79
    End of period                                     N/A   $      10.32   $      10.12   $       8.13
  Accumulation units outstanding
  at the end of period                                N/A              -         10,060          2,234

JNL/MCM Dow(SM) 10 Division(115)

  Accumulation unit value:
    Beginning of period                      $       9.54   $       9.42   $       7.61   $       9.29
    End of period                            $       8.86   $       9.54   $       9.42   $       7.61
  Accumulation units outstanding
  at the end of period                             83,021        113,256         79,639         39,723

JNL/Putnam Midcap Growth Division(118)

  Accumulation unit value:
    Beginning of period                      $       7.52   $       6.44   $       4.90   $       6.61
    End of period                            $       8.30   $       7.52   $       6.44   $       4.90
  Accumulation units outstanding
  at the end of period                              7,390          9,362          5,460          2,328

JNL/T. Rowe Price Value Division(118)

  Accumulation unit value:
    Beginning of period                      $      13.12   $      11.56   $       9.04   $      11.44
    End of period                            $      13.70   $      13.12   $      11.56   $       9.04
  Accumulation units outstanding
  at the end of period                             55,973         57,169         36,315         10,985

JNL/FMR Balanced Division(118)

  Accumulation unit value:
    Beginning of period                      $      10.11   $       9.39   $       8.39            N/A
    End of period                            $      10.96   $      10.11   $       9.39            N/A
  Accumulation units outstanding
  at the end of period                              6,545          6,991          5,495            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(118)

  Accumulation unit value:
    Beginning of period                      $      11.27   $       9.70   $       7.01   $       8.72
    End of period                            $      12.62   $      11.27   $       9.70   $       7.01
  Accumulation units outstanding
  at the end of period                             23,633         25,403         15,013          4,749

JNL/Oppenheimer Growth Division(118)

  Accumulation unit value:
    Beginning of period                      $       8.15   $       7.95   $       6.85   $       8.70
    End of period                            $       8.76   $       8.15   $       7.95   $       6.85
  Accumulation units outstanding
  at the end of period                              9,848          8,739          9,191          2,181

JNL/Select Value Division(218)

  Accumulation unit value:
    Beginning of period                      $      16.38   $      14.50   $      10.93   $      10.83
    End of period                            $      17.44   $      16.38   $      14.50   $      10.93
  Accumulation units outstanding
  at the end of period                              2,489          2,432            268            952

JNL/MCM Global 15 Division(134)

  Accumulation unit value:
    Beginning of period                      $      11.71   $       9.28   $       7.08   $       8.59
    End of period                            $      12.70   $      11.71   $       9.28   $       7.08
  Accumulation units outstanding
  at the end of period                             63,570         78,259         59,230         28,141

JNL/MCM 25 Division(134)

  Accumulation unit value:
    Beginning of period                      $      11.90   $       9.92   $       7.58   $       9.14
    End of period                            $      11.37   $      11.90   $       9.92   $       7.58
  Accumulation units outstanding
  at the end of period                             71,488         90,007         64,431         28,624

JNL/MCM Consumer Brands Sector
Division(559)

  Accumulation unit value:
    Beginning of period                      $      10.82   $      10.14            N/A            N/A
    End of period                            $      10.39   $      10.82            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  -              -            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(134)

  Accumulation unit value:
    Beginning of period                      $      18.30   $      16.51   $      11.33   $      13.49
    End of period                            $      19.63   $      18.30   $      16.51   $      11.33
  Accumulation units outstanding
  at the end of period                             35,876         47,583         37,695         18,106

JNL/MCM Technology Sector Division(559)

  Accumulation unit value:
    Beginning of period                      $       5.69   $       5.48            N/A            N/A
    End of period                            $       5.74   $       5.69            N/A            N/A
  Accumulation units outstanding
  at the end of period                              2,069          1,370            N/A            N/A

JNL/MCM Healthcare Sector Division(519)

  Accumulation unit value:
    Beginning of period                      $      10.70   $      10.95            N/A            N/A
    End of period                            $      11.34   $      10.70            N/A            N/A
  Accumulation units outstanding
  at the end of period                              3,857          1,274            N/A            N/A

JNL/MCM Financial Sector Division(559)

  Accumulation unit value:
    Beginning of period                      $      12.05   $      10.96            N/A            N/A
    End of period                            $      12.58   $      12.05            N/A            N/A
  Accumulation units outstanding
  at the end of period                              1,396          1,402            N/A            N/A

JNL/MCM Oil & Gas Sector Division(531)

  Accumulation unit value:
    Beginning of period                      $      17.28   $      14.33            N/A            N/A
    End of period                            $      23.27   $      17.28            N/A            N/A
  Accumulation units outstanding
  at the end of period                              5,165          3,763            N/A            N/A

JNL/MCM Communications Sector
Division(559)

  Accumulation unit value:
    Beginning of period                      $       4.52   $       4.04            N/A            N/A
    End of period                            $       4.50   $       4.52            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  -              -            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(134)

  Accumulation unit value:
    Beginning of period                   $       9.90   $       8.55   $       7.30   $       9.64
    End of period                         $      13.38   $       9.90   $       8.55   $       7.30
  Accumulation units outstanding
  at the end of period                          52,329         77,162         59,036         29,641

JNL/AIM Premier Equity II Division(117)

  Accumulation unit value:
    Beginning of period                            N/A   $       9.40   $       7.79   $      10.27
    End of period                                  N/A   $       9.19   $       9.40   $       7.79
  Accumulation units outstanding
  at the end of period                             N/A              -            187          1,631

JNL/AIM Small Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                   $      11.87   $      11.28   $       8.28   $      11.01
    End of period                         $      12.66   $      11.87   $      11.28   $       8.28
  Accumulation units outstanding
  at the end of period                           6,317         17,073         20,601         10,811

JNL/AIM Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                   $      11.13   $      10.27   $       8.03   $      10.20
    End of period                         $      11.74   $      11.13   $      10.27   $       8.03
  Accumulation units outstanding
  at the end of period                          14,104         14,946          9,076          2,068

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                   $      11.25            N/A            N/A            N/A
    End of period                         $      11.58            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             194            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division(869)

  Accumulation unit value:

    Beginning of period                   $      11.02            N/A            N/A            N/A
    End of period                         $      11.27            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           1,956            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                   $       9.94            N/A            N/A            N/A
    End of period                         $      10.55            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           3,797            N/A            N/A            N/A

JNL/MCM Value Line 25 Division(717)

  Accumulation unit value:
    Beginning of period                   $      11.43   $      11.03            N/A            N/A
    End of period                         $      15.61   $      11.43            N/A            N/A
  Accumulation units outstanding
  at the end of period                          27,646          1,374            N/A            N/A

JNL/MCM JNL 5 Division(721)

  Accumulation unit value:
    Beginning of period                   $      10.91   $      10.50            N/A            N/A
    End of period                         $      11.88   $      10.91            N/A            N/A
  Accumulation units outstanding
  at the end of period                         153,409         18,745            N/A            N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                   $      11.22            N/A            N/A            N/A
    End of period                         $      11.97            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          15,030            N/A            N/A            N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                   $      10.26            N/A            N/A            N/A
    End of period                         $      10.85            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             465            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                   $      10.11            N/A            N/A            N/A
    End of period                         $      10.53            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.575%

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(84)

  Accumulation unit value:
    Beginning of period                   $       8.24   $       7.53   $       5.92   $       7.91
    End of period                         $       8.46   $       8.24   $       7.53   $       5.92
  Accumulation units outstanding
  at the end of period                               -              -              -              -

JNL/FMR Capital Growth Division(85)

  Accumulation unit value:
    Beginning of period                   $      20.66   $      17.78   $      13.32   $      17.39
    End of period                         $      21.59   $      20.66   $      17.78   $      13.32
  Accumulation units outstanding
  at the end of period                               -              -              -              -

JNL/Select Large Cap Growth Division(65)

  Accumulation unit value:
    Beginning of period                   $      25.68   $      23.36   $      17.52   $      23.30
    End of period                         $      26.46   $      25.68   $      23.36   $      17.52
  Accumulation units outstanding
  at the end of period                               -              -              -              -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Balanced Division(81)

  Accumulation unit value:
    Beginning of period                   $      22.64   $      20.75   $      17.34   $      18.37
    End of period                         $      23.47   $      22.64   $      20.75   $      17.34
  Accumulation units outstanding
  at the end of period                               -              -              -              -

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Putnam Equity Division(86)

  Accumulation unit value:
    Beginning of period                   $      19.86   $      17.84   $      14.25   $      18.08
    End of period                         $      21.26   $      19.86   $      17.84   $      14.25
  Accumulation units outstanding
  at the end of period                               -              -              -              -

JNL/Putnam Value Equity Division(82)

  Accumulation unit value:
    Beginning of period                   $      19.50   $      18.04   $      14.72   $      18.68
    End of period                         $      20.13   $      19.50   $      18.04   $      14.72
  Accumulation units outstanding
  at the end of period                               -              -              -              -

JNL/Select Money Market Division(72)

  Accumulation unit value:
    Beginning of period                   $      12.01   $      12.11   $      12.24   $      12.30
    End of period                         $      12.14   $      12.01   $      12.11   $      12.24
  Accumulation units outstanding
  at the end of period                               -              -              -              -

JNL/PPM America High Yield Bond
Division(65)

  Accumulation unit value:
    Beginning of period                            N/A   $      15.27   $      13.07   $      12.95
    End of period                                  N/A   $      15.77   $      15.27   $      13.07
  Accumulation units outstanding
  at the end of period                             N/A              -              -              -

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(85)

  Accumulation unit value:
    Beginning of period                   $      15.32   $      14.99   $      15.05   $      13.60
    End of period                         $      15.44   $      15.32   $      14.99   $      15.05
  Accumulation units outstanding
  at the end of period                               -              -              -              -

JNL/Salomon Brothers Strategic
Bond Division(77)

  Accumulation unit value:
    Beginning of period                   $      18.35   $      17.44   $      15.61   $      14.83
    End of period                         $      18.54   $      18.35   $      17.44   $      15.61
  Accumulation units outstanding
  at the end of period                               -              -              -              -

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(77)

  Accumulation unit value:
    Beginning of period                   $      25.36   $      23.44   $      18.24   $      24.12
    End of period                         $      26.48   $      25.36   $      23.44   $      18.24
  Accumulation units outstanding
  at the end of period                               -              -              -              -

JNL/T. Rowe Price Mid-Cap Growth
Division(77)

  Accumulation unit value:
    Beginning of period                   $      32.98   $      28.39   $      20.81   $      27.39
    End of period                         $      37.04   $      32.98   $      28.39   $      20.81
  Accumulation units outstanding
  at the end of period                               -              -              -              -

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Alger Growth Division(77)

  Accumulation unit value:
    Beginning of period                   $      17.17   $      16.61   $      12.47   $      18.54
    End of period                         $      18.99   $      17.17   $      16.61   $      12.47
  Accumulation units outstanding
  at the end of period                               -              -              -              -

JNL/Eagle Core Equity Division(77)

  Accumulation unit value:
    Beginning of period                   $      16.94   $      16.19   $      13.20   $      17.52
    End of period                         $      17.24   $      16.94   $      16.19   $      13.20
  Accumulation units outstanding
  at the end of period                               -              -              -              -

JNL/Eagle SmallCap Equity Division(77)

  Accumulation unit value:
    Beginning of period                   $      19.31   $      16.52   $      11.99   $      16.71
    End of period                         $      19.49   $      19.31   $      16.52   $      11.99
  Accumulation units outstanding
  at the end of period                               -              -              -              -

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(65)

  Accumulation unit value:
    Beginning of period                   $      12.46   $      11.55   $       9.97   $      11.01
    End of period                         $      13.05   $      12.46   $      11.55   $       9.97
  Accumulation units outstanding
  at the end of period                               -              -              -              -

JNL/S&P Managed Growth Division(61)

  Accumulation unit value:
    Beginning of period                   $      12.76   $      11.63   $       9.71   $      11.01
    End of period                         $      13.49   $      12.76   $      11.63   $       9.71
  Accumulation units outstanding
  at the end of period                               -              -              -              -

JNL/S&P Managed Aggressive Growth
Division(70)

  Accumulation unit value:
    Beginning of period                   $      12.53   $      11.30   $       9.06   $      11.44
    End of period                         $      13.38   $      12.53   $      11.30   $       9.06
  Accumulation units outstanding
  at the end of period                               -              -              -              -

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Equity Growth Division I(85)

  Accumulation unit value:
    Beginning of period                            N/A   $      10.18   $       7.98   $      10.57
    End of period                                  N/A   $      10.36   $      10.18   $       7.98
  Accumulation units outstanding
  at the end of period                             N/A              -              -              -

JNL/S&P Equity Aggressive Growth
Division I(81)

  Accumulation unit value:
    Beginning of period                            N/A   $      10.41   $       8.14   $      10.60
    End of period                                  N/A   $      10.63   $      10.41   $       8.14
  Accumulation units outstanding
  at the end of period                             N/A              -              -              -

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(76)

  Accumulation unit value:
    Beginning of period                   $      10.46   $       9.65   $       7.67   $      10.20
    End of period                         $      10.75   $      10.46   $       9.65   $       7.67
  Accumulation units outstanding
  at the end of period                               -              -              -              -

JNL/MCM S&P 400 MidCap Index
Division(68)

  Accumulation unit value:
    Beginning of period                   $      12.80   $      11.23   $       8.48   $      10.66
    End of period                         $      14.11   $      12.80   $      11.23   $       8.48
  Accumulation units outstanding
  at the end of period                               -              -              -              -

JNL/Alliance Capital Growth
Division(106)

  Accumulation unit value:
    Beginning of period                   $       9.81   $       9.38   $       7.66   $       9.81
    End of period                         $       8.92   $       9.81   $       9.38   $       7.66
  Accumulation units outstanding
  at the end of period                               -              -              -              -

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/PIMCO Total Return Bond
Division(65)

  Accumulation unit value:
    Beginning of period                   $      13.80   $      13.42   $      13.01   $      12.38
    End of period                         $      13.90   $      13.80   $      13.42   $      13.01
  Accumulation units outstanding
  at the end of period                               -              -              -              -

JNL/MCM Small Cap Index Division(76)

  Accumulation unit value:
    Beginning of period                   $      13.12   $      11.35   $       7.90   $      10.41
    End of period                         $      13.46   $      13.12   $      11.35   $       7.90
  Accumulation units outstanding
  at the end of period                               -              -              -              -

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM International Index Division(76)

  Accumulation unit value:
    Beginning of period                   $      13.53   $      11.50   $       8.51   $      10.47
    End of period                         $      15.09   $      13.53   $      11.50   $       8.51
  Accumulation units outstanding
  at the end of period                               -              -              -              -

JNL/Lazard Small Cap Value Division(77)

  Accumulation unit value:
    Beginning of period                   $      14.46   $      12.73   $       9.32   $      12.25
    End of period                         $      14.90   $      14.46   $      12.73   $       9.32
  Accumulation units outstanding
  at the end of period                               -              -              -              -

JNL/Lazard Mid Cap Value Division(65)

  Accumulation unit value:
    Beginning of period                   $      17.04   $      13.88   $      10.94   $      13.27
    End of period                         $      18.25   $      17.04   $      13.88   $      10.94
  Accumulation units outstanding
  at the end of period                               -              -              -              -

JNL/MCM Bond Index Division(86)

  Accumulation unit value:
    Beginning of period                   $      11.06   $      10.84   $      10.69   $       9.86
    End of period                         $      11.09   $      11.06   $      10.84   $      10.69
  Accumulation units outstanding
  at the end of period                               -              -              -              -

JNL/S&P Core Index 100 Division(68)

  Accumulation unit value:
    Beginning of period                            N/A   $      10.25   $       8.53   $      10.13
    End of period                                  N/A   $      10.43   $      10.25   $       8.53
  Accumulation units outstanding
  at the end of period                             N/A              -              -              -

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Core Index 75 Division(100)

  Accumulation unit value:
    Beginning of period                            N/A   $      10.12   $       8.13   $       9.83
    End of period                                  N/A   $      10.32   $      10.12   $       8.13
  Accumulation units outstanding
  at the end of period                             N/A              -              -              -

JNL/MCM Dow(SM) 10 Division(65)

  Accumulation unit value:
    Beginning of period                   $       9.54   $       9.42   $       7.61   $       9.13
    End of period                         $       8.86   $       9.54   $       9.42   $       7.61
  Accumulation units outstanding
  at the end of period                               -              -              -              -

JNL/Putnam Midcap Growth Division(65)

  Accumulation unit value:
    Beginning of period                   $       7.52   $       6.44   $       4.90   $       6.57
    End of period                         $       8.30   $       7.52   $       6.44   $       4.90
  Accumulation units outstanding
  at the end of period                               -              -              -              -

JNL/T. Rowe Price Value Division(77)

  Accumulation unit value:
    Beginning of period                   $      13.11   $      11.56   $       9.04   $      11.76
    End of period                         $      13.70   $      13.11   $      11.56   $       9.04
  Accumulation units outstanding
  at the end of period                               -              -              -              -

JNL/FMR Balanced Division(65)

  Accumulation unit value:
    Beginning of period                   $      10.11   $       9.39   $       8.39   $       9.16
    End of period                         $      10.96   $      10.11   $       9.39   $       8.39
  Accumulation units outstanding
  at the end of period                               -              -              -              -

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(77)

  Accumulation unit value:
    Beginning of period                   $      11.26   $       9.70   $       7.01   $       9.40
    End of period                         $      12.61   $      11.26   $       9.70   $       7.01
  Accumulation units outstanding
  at the end of period                               -              -              -              -

JNL/Oppenheimer Growth Division(65)

  Accumulation unit value:
    Beginning of period                   $       8.15   $       7.95   $       6.85   $       8.85
    End of period                         $       8.76   $       8.15   $       7.95   $       6.85
  Accumulation units outstanding
  at the end of period                               -              -              -              -

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Consumer Brands Sector
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Communications Sector
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/AIM Small Cap Growth Division(82)

  Accumulation unit value:
    Beginning of period                   $      11.86   $      11.28   $       8.28   $      11.02
    End of period                         $      12.66   $      11.86   $      11.28   $       8.28
  Accumulation units outstanding
  at the end of period                               -              -              -              -

JNL/AIM Large Cap Growth Division(77)

  Accumulation unit value:
    Beginning of period                   $      11.12   $      10.27   $       8.03   $      10.87
    End of period                         $      11.74   $      11.12   $      10.27   $       8.03
  Accumulation units outstanding
  at the end of period                               -              -              -              -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.60%

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(59)

  Accumulation unit value:
    Beginning of period                   $       8.23   $       7.52   $       5.92   $       7.43
    End of period                         $       8.44   $       8.23   $       7.52   $       5.92
  Accumulation units outstanding
  at the end of period                         212,795        293,335        112,119          7,549

JNL/FMR Capital Growth Division(81)

  Accumulation unit value:
    Beginning of period                   $      20.61   $      17.75   $      13.29   $      17.03
    End of period                         $      21.53   $      20.61   $      17.75   $      13.29
  Accumulation units outstanding
  at the end of period                          18,859         20,437         14,718            348

JNL/Select Large Cap Growth Division(55)

  Accumulation unit value:
    Beginning of period                   $      25.62   $      23.31   $      17.49   $      23.69
    End of period                         $      26.39   $      25.62   $      23.31   $      17.49
  Accumulation units outstanding
  at the end of period                          44,865        115,406         13,341          3,250

JNL/Select Global Growth Division(578)

  Accumulation unit value:
    Beginning of period                   $      22.77   $      19.76            N/A            N/A
    End of period                         $      22.83   $      22.77            N/A            N/A
  Accumulation units outstanding
  at the end of period                           6,026          4,478            N/A            N/A

JNL/Select Balanced Division(70)

  Accumulation unit value:
    Beginning of period                   $      22.59   $      20.70   $      17.30   $      18.58
    End of period                         $      23.41   $      22.59   $      20.70   $      17.30
  Accumulation units outstanding
  at the end of period                         251,814        261,169         66,404          5,408

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Putnam Equity Division(50)

  Accumulation unit value:
    Beginning of period                   $      19.81   $      17.81   $      14.22   $      17.36
    End of period                         $      21.20   $      19.81   $      17.81   $      14.22
  Accumulation units outstanding
  at the end of period                          17,265          9,543          5,959          1,170

JNL/Putnam Value Equity Division(81)

  Accumulation unit value:
    Beginning of period                   $      19.45   $      18.01   $      14.69   $      18.54
    End of period                         $      20.08   $      19.45   $      18.01   $      14.69
  Accumulation units outstanding
  at the end of period                          52,447         54,383         18,371          3,051

JNL/Select Money Market Division(123)

  Accumulation unit value:
    Beginning of period                   $      11.99   $      12.09   $      12.23   $      12.27
    End of period                         $      12.12   $      11.99   $      12.09   $      12.23
  Accumulation units outstanding
  at the end of period                         249,165        102,563         70,311         28,058

JNL/PPM America High Yield Bond
Division(39)

  Accumulation unit value:
    Beginning of period                            N/A   $      15.24   $      13.05   $      13.04
    End of period                                  N/A   $      15.73   $      15.24   $      13.05
  Accumulation units outstanding
  at the end of period                             N/A              -        119,798          2,977

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(39)

  Accumulation unit value:
    Beginning of period                   $      15.29   $      14.96   $      15.02   $      13.86
    End of period                         $      15.40   $      15.29   $      14.96   $      15.02
  Accumulation units outstanding
  at the end of period                         138,849        135,235         86,680         47,865

JNL/Salomon Brothers Strategic
Bond Division(71)

  Accumulation unit value:
    Beginning of period                   $      18.27   $      17.37   $      15.54   $      14.75
    End of period                         $      18.46   $      18.27   $      17.37   $      15.54
  Accumulation units outstanding
  at the end of period                         265,151        239,520         40,912          9,977

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(50)

  Accumulation unit value:
    Beginning of period                   $      25.30   $      23.39   $      18.21   $      22.28
    End of period                         $      26.41   $      25.30   $      23.39   $      18.21
  Accumulation units outstanding
  at the end of period                         178,385        150,858         41,916          3,956

JNL/T. Rowe Price Mid-Cap Growth
Division(39)

  Accumulation unit value:
    Beginning of period                   $      32.84   $      28.27   $      20.73   $      25.45
    End of period                         $      36.87   $      32.84   $      28.27   $      20.73
  Accumulation units outstanding
  at the end of period                         140,197        163,860         49,429          2,035

JNL/JPMorgan International Equity
Division(103)

  Accumulation unit value:
    Beginning of period                   $      13.22   $      11.55   $       9.13   $      11.64
    End of period                         $      14.41   $      13.22   $      11.55   $       9.13
  Accumulation units outstanding
  at the end of period                          91,870         86,938        116,665         45,530

JNL/Alger Growth Division(55)

  Accumulation unit value:
    Beginning of period                   $      17.13   $      16.58   $      12.45   $      17.85
    End of period                         $      18.94   $      17.13   $      16.58   $      12.45
  Accumulation units outstanding
  at the end of period                         112,433        139,749         23,091          4,349

JNL/Eagle Core Equity Division(61)

  Accumulation unit value:
    Beginning of period                   $      16.91   $      16.16   $      13.18   $      16.48
    End of period                         $      17.20   $      16.91   $      16.16   $      13.18
  Accumulation units outstanding
  at the end of period                          85,104         86,324         29,768          7,382

JNL/Eagle SmallCap Equity Division(70)

  Accumulation unit value:
    Beginning of period                   $      19.25   $      16.47   $      11.95   $      16.57
    End of period                         $      19.42   $      19.25   $      16.47   $      11.95
  Accumulation units outstanding
  at the end of period                          60,556         78,723         28,795         35,774

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(53)

  Accumulation unit value:
    Beginning of period                   $      12.44   $      11.53   $       9.95   $      10.83
    End of period                         $      13.03   $      12.44   $      11.53   $       9.95
  Accumulation units outstanding
  at the end of period                       1,454,294      1,427,421        602,178         92,469

JNL/S&P Managed Growth Division(59)

  Accumulation unit value:
    Beginning of period                   $      12.74   $      11.62   $       9.70   $      10.85
    End of period                         $      13.47   $      12.74   $      11.62   $       9.70
  Accumulation units outstanding
  at the end of period                       1,933,486      2,186,951        611,620        160,118

JNL/S&P Managed Aggressive Growth
Division(58)

  Accumulation unit value:
    Beginning of period                   $      12.51   $      11.29   $       9.05   $      10.76
    End of period                         $      13.36   $      12.51   $      11.29   $       9.05
  Accumulation units outstanding
  at the end of period                         956,874        961,604        145,868         50,136

JNL/S&P Very Aggressive Growth
Division I(95)

  Accumulation unit value:
    Beginning of period                            N/A   $      10.89   $       8.47   $      11.10
    End of period                                  N/A   $      11.13   $      10.89   $       8.47
  Accumulation units outstanding
  at the end of period                             N/A              -          5,572            448

JNL/S&P Equity Growth Division I(62)

  Accumulation unit value:
    Beginning of period                            N/A   $      10.17   $       7.98   $      10.08
    End of period                                  N/A   $      10.35   $      10.17   $       7.98
  Accumulation units outstanding
  at the end of period                             N/A              -        178,362          9,652

JNL/S&P Equity Aggressive Growth
Division I1(181)

  Accumulation unit value:
    Beginning of period                            N/A   $      10.40   $       8.13   $       8.17
    End of period                                  N/A   $      10.61   $      10.40   $       8.13
  Accumulation units outstanding
  at the end of period                             N/A              -          3,828          1,976

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(55)

  Accumulation unit value:
    Beginning of period                   $      10.45   $       9.65   $       7.67   $       9.79
    End of period                         $      10.73   $      10.45   $       9.65   $       7.67
  Accumulation units outstanding
  at the end of period                       1,388,502      1,585,750        374,128         76,112

JNL/MCM S&P 400 MidCap Index
Division(78)

  Accumulation unit value:
    Beginning of period                   $      12.79   $      11.22   $       8.47   $      10.67
    End of period                         $      14.09   $      12.79   $      11.22   $       8.47
  Accumulation units outstanding
  at the end of period                         911,694        987,482        248,893         51,862

JNL/Alliance Capital Growth
Division(39)

  Accumulation unit value:
    Beginning of period                   $       9.80   $       9.36   $       7.65   $      10.80
    End of period                         $       8.90   $       9.80   $       9.36   $       7.65
  Accumulation units outstanding
  at the end of period                               -         59,090        201,148         75,519

JNL/JPMorgan International Value
Division(245)

  Accumulation unit value:
    Beginning of period                   $      10.32   $       8.56   $       6.24   $       6.19
    End of period                         $      12.05   $      10.32   $       8.56   $       6.24
  Accumulation units outstanding
  at the end of period                         329,375        354,752        125,077            481

JNL/PIMCO Total Return Bond
Division(39)

  Accumulation unit value:
    Beginning of period                   $      13.78   $      13.40   $      13.00   $      12.29
    End of period                         $      13.87   $      13.78   $      13.40   $      13.00
  Accumulation units outstanding
  at the end of period                         549,451        504,201        200,320         47,963

JNL/MCM Small Cap Index Division(78)

  Accumulation unit value:
    Beginning of period                   $      13.11   $      11.34   $       7.90   $      10.34
    End of period                         $      13.44   $      13.11   $      11.34   $       7.90
  Accumulation units outstanding
  at the end of period                         717,040        778,833        225,212         48,404

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------

JNL/MCM International Index
Division(78)

  Accumulation unit value:
    Beginning of period                   $      13.52   $      11.50   $       8.51   $      10.47
    End of period                         $      15.08   $      13.52   $      11.50   $       8.51
  Accumulation units outstanding
  at the end of period                         765,163        839,686        167,301         41,950

JNL/Lazard Small Cap Value Division(61)

  Accumulation unit value:
    Beginning of period                   $      14.44   $      12.71   $       9.31   $      11.25
    End of period                         $      14.87   $      14.44   $      12.71   $       9.31
  Accumulation units outstanding
  at the end of period                         184,192        238,569        134,440         12,920

JNL/Lazard Mid Cap Value Division(50)

  Accumulation unit value:
    Beginning of period                   $      17.01   $      13.86   $      10.93   $      12.68
    End of period                         $      18.21   $      17.01   $      13.86   $      10.93
  Accumulation units outstanding
  at the end of period                         168,572        200,045         70,829         13,009

JNL/MCM Bond Index Division(78)

  Accumulation unit value:
    Beginning of period                   $      11.05   $      10.83   $      10.69   $       9.82
    End of period                         $      11.07   $      11.05   $      10.83   $      10.69
  Accumulation units outstanding
  at the end of period                         867,467        891,440        232,387         58,570

JNL/S&P Core Index 100 Division(98)

  Accumulation unit value:
    Beginning of period                            N/A   $      10.25   $       8.53   $       9.98
    End of period                                  N/A   $      10.43   $      10.25   $       8.53
  Accumulation units outstanding
  at the end of period                             N/A              -         56,590         19,064

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                   $      12.91   $      12.55            N/A            N/A
    End of period                         $      12.92   $      12.91            N/A            N/A
  Accumulation units outstanding
  at the end of period                         325,927        357,531            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division(363)

  Accumulation unit value:
    Beginning of period                            N/A   $       9.95   $       8.86            N/A
    End of period                                  N/A   $      10.13   $       9.95            N/A
  Accumulation units outstanding
  at the end of period                             N/A              -          3,850            N/A

JNL/S&P Core Index 75 Division(143)

  Accumulation unit value:
    Beginning of period                            N/A   $      10.11   $       8.12   $       9.01
    End of period                                  N/A   $      10.31   $      10.11   $       8.12
  Accumulation units outstanding
  at the end of period                             N/A              -          6,499         48,397

JNL/MCM Dow(SM) 10 Division(59)

  Accumulation unit value:
    Beginning of period                   $       9.53   $       9.41   $       7.60   $       8.70
    End of period                         $       8.84   $       9.53   $       9.41   $       7.60
  Accumulation units outstanding
  at the end of period                       2,359,721      2,205,522        327,493         50,517

JNL/Putnam Midcap Growth Division(81)

  Accumulation unit value:
    Beginning of period                   $       7.51   $       6.43   $       4.90   $       6.70
    End of period                         $       8.28   $       7.51   $       6.43   $       4.90
  Accumulation units outstanding
  at the end of period                          35,804         35,974         29,018          9,289

JNL/T. Rowe Price Value Division(55)

  Accumulation unit value:
    Beginning of period                   $      13.10   $      11.55   $       9.04   $      10.81
    End of period                         $      13.68   $      13.10   $      11.55   $       9.04
  Accumulation units outstanding
  at the end of period                         461,268        620,533        292,978         69,170

JNL/FMR Balanced Division(63)

  Accumulation unit value:
    Beginning of period                   $      10.10   $       9.38   $       8.38   $       9.12
    End of period                         $      10.94   $      10.10   $       9.38   $       8.38
  Accumulation units outstanding
  at the end of period                         240,272        254,002        123,877         25,293

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(39)

  Accumulation unit value:
    Beginning of period                   $      11.25   $       9.70   $       7.01   $       8.88
    End of period                         $      12.60   $      11.25   $       9.70   $       7.01
  Accumulation units outstanding
  at the end of period                         272,585        286,871         84,995         46,276

JNL/Oppenheimer Growth Division(83)

  Accumulation unit value:
    Beginning of period                   $       8.15   $       7.94   $       6.85   $       8.95
    End of period                         $       8.75   $       8.15   $       7.94   $       6.85
  Accumulation units outstanding
  at the end of period                          51,215         60,238         28,025          1,490

JNL/Select Value Division(241)

  Accumulation unit value:
    Beginning of period                   $      16.37   $      14.49   $      10.93   $      11.24
    End of period                         $      17.43   $      16.37   $      14.49   $      10.93
  Accumulation units outstanding
  at the end of period                         130,036        154,856         38,364            685

JNL/MCM Global 15 Division(129)

  Accumulation unit value:
    Beginning of period                   $      11.69   $       9.27   $       7.07   $       8.57
    End of period                         $      12.67   $      11.69   $       9.27   $       7.07
  Accumulation units outstanding
  at the end of period                       1,996,634      1,798,829        210,463         15,848

JNL/MCM 25 Division(129)

  Accumulation unit value:
    Beginning of period                   $      11.88   $       9.90   $       7.58   $       9.25
    End of period                         $      11.35   $      11.88   $       9.90   $       7.58
  Accumulation units outstanding
  at the end of period                       1,877,412      1,736,071        217,272         22,745

JNL/MCM Consumer Brands Sector
Division(493)

  Accumulation unit value:
    Beginning of period                   $      10.80   $       9.96            N/A            N/A
    End of period                         $      10.37   $      10.80            N/A            N/A
  Accumulation units outstanding
  at the end of period                          34,931         22,700            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(129)

  Accumulation unit value:
    Beginning of period                   $      18.27   $      16.49   $      11.32   $      13.79
    End of period                         $      19.59   $      18.27   $      16.49   $      11.32
  Accumulation units outstanding
  at the end of period                       1,169,597      1,073,963        150,344         12,903

JNL/MCM Technology Sector Division(493)

  Accumulation unit value:
    Beginning of period                   $       5.68   $       6.11            N/A            N/A
    End of period                         $       5.73   $       5.68            N/A            N/A
  Accumulation units outstanding
  at the end of period                         144,511        113,114            N/A            N/A

JNL/MCM Healthcare Sector Division(477)

  Accumulation unit value:
    Beginning of period                   $      10.69   $      10.50   $      10.23            N/A
    End of period                         $      11.32   $      10.69   $      10.50            N/A
  Accumulation units outstanding
  at the end of period                         156,765         99,367         25,682            N/A

JNL/MCM Financial Sector Division(493)

  Accumulation unit value:
    Beginning of period                   $      12.03   $      10.82            N/A            N/A
    End of period                         $      12.56   $      12.03            N/A            N/A
  Accumulation units outstanding
  at the end of period                          41,928         42,381            N/A            N/A

JNL/MCM Oil & Gas Sector Division(531)

  Accumulation unit value:
    Beginning of period                   $      17.26   $      14.31            N/A            N/A
    End of period                         $      23.23   $      17.26            N/A            N/A
  Accumulation units outstanding
  at the end of period                         151,146         74,279            N/A            N/A

JNL/MCM Communications Sector
Division(493)

  Accumulation unit value:
    Beginning of period                   $       4.52   $       4.07            N/A            N/A
    End of period                         $       4.49   $       4.52            N/A            N/A
  Accumulation units outstanding
  at the end of period                          72,635        113,500            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(129)

  Accumulation unit value:
    Beginning of period                   $       9.88   $       8.53   $       7.29   $       9.74
    End of period                         $      13.35   $       9.88   $       8.53   $       7.29
  Accumulation units outstanding
  at the end of period                       2,081,412      1,976,110        250,730         20,320

JNL/AIM Premier Equity II Division(39)

  Accumulation unit value:
    Beginning of period                            N/A   $       9.40   $       7.78   $      10.52
    End of period                                  N/A   $       9.19   $       9.40   $       7.78
  Accumulation units outstanding
  at the end of period                             N/A              -         24,865         11,423

JNL/AIM Small Cap Growth Division(93)

  Accumulation unit value:
    Beginning of period                   $      11.85   $      11.27   $       8.27   $      11.04
    End of period                         $      12.65   $      11.85   $      11.27   $       8.27
  Accumulation units outstanding
  at the end of period                          77,525         83,774        122,107         16,464

JNL/AIM Large Cap Growth Division(83)

  Accumulation unit value:
    Beginning of period                   $      11.11   $      10.27   $       8.02   $      10.66
    End of period                         $      11.73   $      11.11   $      10.27   $       8.02
  Accumulation units outstanding
  at the end of period                         221,448        220,379         72,166          5,829

JNL/AIM Real Estate Division(833)

  Accumulation unit value:
    Beginning of period                   $      10.45            N/A            N/A            N/A
    End of period                         $      11.58            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          12,962            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division(861)

  Accumulation unit value:
    Beginning of period                   $      10.00            N/A            N/A            N/A
    End of period                         $      11.27            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          69,310            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(834)

  Accumulation unit value:
    Beginning of period                   $      10.26            N/A            N/A            N/A
    End of period                         $      10.91            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          18,543            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division(692)

  Accumulation unit value:
    Beginning of period                   $      10.83   $      10.12            N/A            N/A
    End of period                         $      10.55   $      10.83            N/A            N/A
  Accumulation units outstanding
  at the end of period                          48,088         39,183            N/A            N/A

JNL/MCM Value Line 25 Division(681)

  Accumulation unit value:
    Beginning of period                   $      11.43   $       9.73            N/A            N/A
    End of period                         $      15.61   $      11.43            N/A            N/A
  Accumulation units outstanding
  at the end of period                         496,263         64,411            N/A            N/A

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                   $      10.90   $       9.92            N/A            N/A
    End of period                         $      11.88   $      10.90            N/A            N/A
  Accumulation units outstanding
  at the end of period                         887,522         87,828            N/A            N/A

JNL/MCM VIP Division(678)

  Accumulation unit value:
    Beginning of period                   $      11.07   $       9.95            N/A            N/A
    End of period                         $      11.96   $      11.07            N/A            N/A
  Accumulation units outstanding
  at the end of period                         465,406         57,594            N/A            N/A

JNL/S&P Managed Moderate Division(685)

  Accumulation unit value:
    Beginning of period                   $      10.50   $       9.91            N/A            N/A
    End of period                         $      10.85   $      10.50            N/A            N/A
  Accumulation units outstanding
  at the end of period                          41,347          5,613            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                   $      10.31   $       9.96            N/A            N/A
    End of period                         $      10.53   $      10.31            N/A            N/A
  Accumulation units outstanding
  at the end of period                          19,793         10,460            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.605%

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                         2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                   $      22.48            N/A            N/A            N/A
    End of period                         $      23.40            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          11,878            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                   $      18.50            N/A            N/A            N/A
    End of period                         $      18.44            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           3,606            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                   $      13.34            N/A            N/A            N/A
    End of period                         $      14.40            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             588            N/A            N/A            N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(680)

  Accumulation unit value:
    Beginning of period                   $      10.45   $       9.71            N/A            N/A
    End of period                         $      10.73   $      10.45            N/A            N/A
  Accumulation units outstanding
  at the end of period                          18,040         97,031            N/A            N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                   $      12.82            N/A            N/A            N/A
    End of period                         $      12.90            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Dow(SM) 10 Division(678)

  Accumulation unit value:
    Beginning of period                   $       9.52   $       8.84            N/A            N/A
    End of period                         $       8.84   $       9.52            N/A            N/A
  Accumulation units outstanding
  at the end of period                           2,447          2,520            N/A            N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                   $      16.48            N/A            N/A            N/A
    End of period                         $      17.42            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           3,872            N/A            N/A            N/A

JNL/MCM Global 15 Division(678)

  Accumulation unit value:
    Beginning of period                   $      11.68   $      10.50            N/A            N/A
    End of period                         $      12.67   $      11.68            N/A            N/A
  Accumulation units outstanding
  at the end of period                           2,123          2,092            N/A            N/A

JNL/MCM 25 Division(678)

  Accumulation unit value:
    Beginning of period                   $      11.88   $      10.99            N/A            N/A
    End of period                         $      11.34   $      11.88            N/A            N/A
  Accumulation units outstanding
  at the end of period                           2,052          2,011            N/A            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(678)

  Accumulation unit value:
    Beginning of period                   $      18.27   $      15.89            N/A            N/A
    End of period                         $      19.58   $      18.27            N/A            N/A
  Accumulation units outstanding
  at the end of period                           1,398          1,379            N/A            N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(678)

  Accumulation unit value:
    Beginning of period                   $       9.88   $       9.00            N/A            N/A
    End of period                         $      13.35   $       9.88            N/A            N/A
  Accumulation units outstanding
  at the end of period                           2,523          2,509            N/A            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                   $      10.38            N/A            N/A            N/A
    End of period                         $      10.55            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -            N/A            N/A            N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                   $      12.53            N/A            N/A            N/A
    End of period                         $      15.61            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                              73            N/A            N/A            N/A

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                   $      10.90   $       9.62            N/A            N/A
    End of period                         $      11.87   $      10.90            N/A            N/A
  Accumulation units outstanding
  at the end of period                           8,963          8,963            N/A            N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       N/A            N/A            N/A            N/A
    End of period                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                        N/A            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.63%

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division

  Accumulation unit value:
    Beginning of period                   $       8.07            N/A            N/A            N/A
    End of period                         $       8.43            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -            N/A            N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Balanced Division(612)

  Accumulation unit value:
    Beginning of period                   $      22.52   $      20.92            N/A            N/A
    End of period                         $      23.33   $      22.52            N/A            N/A
  Accumulation units outstanding
  at the end of period                             203            204            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Salomon Brothers Strategic
Bond Division(612)

  Accumulation unit value:
    Beginning of period                   $      18.22   $      17.28            N/A            N/A
    End of period                         $      18.40   $      18.22            N/A            N/A
  Accumulation units outstanding
  at the end of period                             123            123            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                   $      24.73            N/A            N/A            N/A
    End of period                         $      26.33            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -            N/A            N/A            N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(612)

  Accumulation unit value:
    Beginning of period                   $      32.74   $      29.25            N/A            N/A
    End of period                         $      36.75   $      32.74            N/A            N/A
  Accumulation units outstanding
  at the end of period                              36             36            N/A            N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                   $      12.83            N/A            N/A            N/A
    End of period                         $      14.36            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -            N/A            N/A            N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Eagle Core Equity Division(612)

  Accumulation unit value:
    Beginning of period                   $      16.86   $      15.55            N/A            N/A
    End of period                         $      17.15   $      16.86            N/A            N/A
  Accumulation units outstanding
  at the end of period                             136            137            N/A            N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A          N/A              N/A
    End of period                               N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A          N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A          N/A              N/A
    End of period                               N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A          N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A          N/A              N/A
    End of period                               N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A          N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A          N/A              N/A
    End of period                               N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A          N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A          N/A              N/A
    End of period                               N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A          N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A          N/A              N/A
    End of period                               N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A          N/A              N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                   $      10.46            N/A            N/A            N/A
    End of period                         $      10.72            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             492            N/A            N/A            N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                   $      13.26            N/A            N/A            N/A
    End of period                         $      14.07            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             383            N/A            N/A            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/JPMorgan International Value
Division(612)

  Accumulation unit value:
    Beginning of period                   $      10.30   $       8.78            N/A            N/A
    End of period                         $      12.02   $      10.30            N/A            N/A
  Accumulation units outstanding
  at the end of period                             241            243            N/A            N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Small Cap Index Division(612)

  Accumulation unit value:
    Beginning of period                   $      13.09   $      11.56            N/A            N/A
    End of period                         $      13.43   $      13.09            N/A            N/A
  Accumulation units outstanding
  at the end of period                             486             92            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                   $      13.28            N/A            N/A            N/A
    End of period                         $      15.06            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             375            N/A            N/A            N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                   $      13.72            N/A            N/A            N/A
    End of period                         $      14.83            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -            N/A            N/A            N/A

JNL/Lazard Mid Cap Value Division(612)

  Accumulation unit value:
    Beginning of period                   $      16.97   $      14.88            N/A            N/A
    End of period                         $      18.17   $      16.97            N/A            N/A
  Accumulation units outstanding
  at the end of period                             142            143            N/A            N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                   $      11.01            N/A            N/A            N/A
    End of period                         $      11.06            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             468            N/A            N/A            N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                   $       8.92            N/A            N/A            N/A
    End of period                         $       8.82            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           1,633            N/A            N/A            N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/T. Rowe Price Value Division(612)

  Accumulation unit value:
    Beginning of period                   $      13.08   $      11.80            N/A            N/A
    End of period                         $      13.66   $      13.08            N/A            N/A
  Accumulation units outstanding
  at the end of period                             180            181            N/A            N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                   $      10.85            N/A            N/A            N/A
    End of period                         $      12.58            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -            N/A            N/A            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Value Division(612)

  Accumulation unit value:
    Beginning of period                   $      16.36   $      14.83            N/A            N/A
    End of period                         $      17.41   $      16.36            N/A            N/A
  Accumulation units outstanding
  at the end of period                             143            144            N/A            N/A

JNL/MCM Global 15 Division(737)

  Accumulation unit value:
    Beginning of period                   $      11.67   $      11.67            N/A            N/A
    End of period                         $      12.65   $      11.67            N/A            N/A
  Accumulation units outstanding
  at the end of period                           2,845          1,557            N/A            N/A

JNL/MCM 25 Division(737)

  Accumulation unit value:
    Beginning of period                   $      11.86   $      11.86            N/A            N/A
    End of period                         $      11.32   $      11.86            N/A            N/A
  Accumulation units outstanding
  at the end of period                           2,811          1,532            N/A            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(737)

  Accumulation unit value:
    Beginning of period                   $      18.24   $      18.24            N/A            N/A
    End of period                         $      19.54   $      18.24            N/A            N/A
  Accumulation units outstanding
  at the end of period                           1,849            996            N/A            N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Healthcare Sector Division(612)

  Accumulation unit value:
    Beginning of period                   $      10.67   $      10.48            N/A            N/A
    End of period                         $      11.30   $      10.67            N/A            N/A
  Accumulation units outstanding
  at the end of period                             101            102            N/A            N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Oil & Gas Sector Division(612)

  Accumulation unit value:
    Beginning of period                   $      17.23   $      15.09            N/A            N/A
    End of period                         $      23.19   $      17.23            N/A            N/A
  Accumulation units outstanding
  at the end of period                              70             71            N/A            N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/MCM  S&P(R) 10 Division(737)

  Accumulation unit value:
    Beginning of period                            $       9.86        $       9.86                 N/A                 N/A
    End of period                                  $      13.32        $       9.86                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    3,224               1,841                 N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                     N/A                 N/A                 N/A                 N/A
    End of period                                           N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                 N/A                 N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                     N/A                 N/A                 N/A                 N/A
    End of period                                           N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                 N/A                 N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                     N/A                 N/A                 N/A                 N/A
    End of period                                           N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                 N/A                 N/A                 N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                     N/A                 N/A                 N/A                 N/A
    End of period                                           N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                 N/A                 N/A                 N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                                     N/A                 N/A                 N/A                 N/A
    End of period                                           N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                                     N/A                 N/A                 N/A                 N/A
    End of period                                           N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                 N/A                 N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                            $      10.42                 N/A                 N/A                 N/A
    End of period                                  $      10.55                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      554                 N/A                 N/A                 N/A

JNL/MCM Value Line 25 Division(737)

  Accumulation unit value:
    Beginning of period                            $      11.43        $      11.43                 N/A                 N/A
    End of period                                  $      15.60        $      11.43                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    2,021               1,590                 N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                            $      11.22                 N/A                 N/A                 N/A
    End of period                                  $      11.87                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    2,272                 N/A                 N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                     N/A                 N/A                 N/A                 N/A
    End of period                                           N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                 N/A                 N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                     N/A                 N/A                 N/A                 N/A
    End of period                                           N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                     N/A                 N/A                 N/A                 N/A
    End of period                                           N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                 N/A                 N/A                 N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.645%

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(685)

  Accumulation unit value:
    Beginning of period                            $       8.21        $       7.52                 N/A                 N/A
    End of period                                  $       8.42        $       8.21                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    5,026               4,374                 N/A                 N/A

JNL/FMR Capital Growth Division(603)

  Accumulation unit value:
    Beginning of period                            $      20.52        $      18.27                 N/A                 N/A
    End of period                                  $      21.43        $      20.52                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      232               2,331                 N/A                 N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                            $      23.42                 N/A                 N/A                 N/A
    End of period                                  $      26.26                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      772                 N/A                 N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                            $      21.30                 N/A                 N/A                 N/A
    End of period                                  $      22.72                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      169                 N/A                 N/A                 N/A

JNL/Select Balanced Division(585)

  Accumulation unit value:
    Beginning of period                            $      22.49        $      20.45                 N/A                 N/A
    End of period                                  $      23.30        $      22.49                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   13,240               6,250                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/Putnam Equity Division(698)

  Accumulation unit value:
    Beginning of period                            $      19.72        $      18.51                 N/A                 N/A
    End of period                                  $      21.10        $      19.72                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                        -                 282                 N/A                 N/A

JNL/Putnam Value Equity Division(623)

  Accumulation unit value:
    Beginning of period                            $      19.36        $      17.62                 N/A                 N/A
    End of period                                  $      19.98        $      19.36                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      172                 173                 N/A                 N/A

JNL/Select Money Market Division(590)

  Accumulation unit value:
    Beginning of period                            $      11.95        $      11.99                 N/A                 N/A
    End of period                                  $      12.07        $      11.95                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    1,802                   -                 N/A                 N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                                     N/A                 N/A                 N/A                 N/A
    End of period                                           N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                 N/A                 N/A                 N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(603)

  Accumulation unit value:
    Beginning of period                            $      15.22        $      14.69                 N/A                 N/A
    End of period                                  $      15.32        $      15.22                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   11,983               1,476                 N/A                 N/A

JNL/Salomon Brothers Strategic
Bond Division(603)

  Accumulation unit value:
    Beginning of period                            $      18.19        $      17.09                 N/A                 N/A
    End of period                                  $      18.37        $      18.19                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   21,659               2,913                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/T. Rowe Price Established
Growth Division(606)

  Accumulation unit value:
    Beginning of period                            $      25.19        $      23.61                 N/A                 N/A
    End of period                                  $      26.28        $      25.19                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    9,346               4,495                 N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(606)

  Accumulation unit value:
    Beginning of period                            $      32.69        $      29.71                 N/A                 N/A
    End of period                                  $      36.70        $      32.69                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    4,005               1,874                 N/A                 N/A

JNL/JPMorgan International Equity
Division(658)

  Accumulation unit value:
    Beginning of period                            $      13.17        $      11.38                 N/A                 N/A
    End of period                                  $      14.34        $      13.17                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      261                 262                 N/A                 N/A

JNL/Alger Growth Division(709)

  Accumulation unit value:
    Beginning of period                            $      17.06        $      16.24                 N/A                 N/A
    End of period                                  $      18.85        $      17.06                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    1,466                 352                 N/A                 N/A

JNL/Eagle Core Equity Division(658)

  Accumulation unit value:
    Beginning of period                            $      16.84        $      15.24                 N/A                 N/A
    End of period                                  $      17.13        $      16.84                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    2,748               1,019                 N/A                 N/A

JNL/Eagle SmallCap Equity Division(658)

  Accumulation unit value:
    Beginning of period                            $      19.18        $      16.34                 N/A                 N/A
    End of period                                  $      19.34        $      19.18                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    2,334                 622                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/S&P Managed Moderate Growth
Division(578)

  Accumulation unit value:
    Beginning of period                            $      12.40        $      11.27                 N/A                 N/A
    End of period                                  $      12.98        $      12.40                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   72,893              35,991                 N/A                 N/A

JNL/S&P Managed Growth Division(590)

  Accumulation unit value:
    Beginning of period                            $      12.70        $      11.65                 N/A                 N/A
    End of period                                  $      13.42        $      12.70                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  102,149              55,316                 N/A                 N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                            $      12.47        $      11.47                 N/A                 N/A
    End of period                                  $      13.31        $      12.47                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   59,481              53,413                 N/A                 N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                                     N/A                 N/A                 N/A                 N/A
    End of period                                           N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                 N/A                 N/A                 N/A

JNL/S&P Equity Growth Division I(596)

  Accumulation unit value:
    Beginning of period                                     N/A        $      10.31                 N/A                 N/A
    End of period                                           N/A        $      10.32                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                   -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                                     N/A                 N/A                 N/A                 N/A
    End of period                                           N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/MCM S&P 500 Index Division(589)

  Accumulation unit value:
    Beginning of period                            $      10.44        $       9.68                 N/A                 N/A
    End of period                                  $      10.72        $      10.44                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   36,677              19,877                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(598)

  Accumulation unit value:
    Beginning of period                            $      12.77        $      11.37                 N/A                 N/A
    End of period                                  $      14.07        $      12.77                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   40,878              11,903                 N/A                 N/A

JNL/Alliance Capital Growth Division(698)

  Accumulation unit value:
    Beginning of period                            $       9.76        $       9.26                 N/A                 N/A
    End of period                                  $       8.87        $       9.76                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                        -                 563                 N/A                 N/A

JNL/JPMorgan International Value
Division(623)

  Accumulation unit value:
    Beginning of period                            $      10.29        $       8.64                 N/A                 N/A
    End of period                                  $      12.00        $      10.29                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    9,200               1,208                 N/A                 N/A

JNL/PIMCO Total Return Bond Division(585)

  Accumulation unit value:
    Beginning of period                            $      13.74        $      13.17                 N/A                 N/A
    End of period                                  $      13.82        $      13.74                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   62,565              33,237                 N/A                 N/A

JNL/MCM Small Cap Index Division(598)

  Accumulation unit value:
    Beginning of period                            $      13.09        $      11.30                 N/A                 N/A
    End of period                                  $      13.42        $      13.09                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   22,971              13,337                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/MCM International Index Division(598)

  Accumulation unit value:
    Beginning of period                            $      13.50        $      11.61                 N/A                 N/A
    End of period                                  $      15.05        $      13.50                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   35,696              10,371                 N/A                 N/A

JNL/Lazard Small Cap Value Division(603)

  Accumulation unit value:
    Beginning of period                            $      14.39        $      12.96                 N/A                 N/A
    End of period                                  $      14.82        $      14.39                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    4,834               1,743                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(603)

  Accumulation unit value:
    Beginning of period                            $      16.96        $      14.99                 N/A                 N/A
    End of period                                  $      18.15        $      16.96                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    7,236               2,440                 N/A                 N/A

JNL/MCM Bond Index Division(598)

  Accumulation unit value:
    Beginning of period                            $      11.03        $      10.57                 N/A                 N/A
    End of period                                  $      11.05        $      11.03                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   27,631               3,549                 N/A                 N/A

JNL/S&P Core Index 100 Division(596)

  Accumulation unit value:
    Beginning of period                                     N/A        $      10.31                 N/A                 N/A
    End of period                                           N/A        $      10.41                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                   -                 N/A                 N/A

JNL/Salomon Brothers High Yield
Bond Division(675)

  Accumulation unit value:
    Beginning of period                            $      12.85        $      12.52                 N/A                 N/A
    End of period                                  $      12.85        $      12.85                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   16,567               2,453                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/S&P Core Index 50 Division(587)

  Accumulation unit value:
    Beginning of period                                     N/A        $       9.98                 N/A                 N/A
    End of period                                           N/A        $      10.12                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                   -                 N/A                 N/A

JNL/S&P Core Index 75 Division(596)

  Accumulation unit value:
    Beginning of period                                     N/A        $      10.23                 N/A                 N/A
    End of period                                           N/A        $      10.30                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                   -                 N/A                 N/A

JNL/MCM Dow(SM) 10 Division(598)

  Accumulation unit value:
    Beginning of period                            $       9.50        $       8.91                 N/A                 N/A
    End of period                                  $       8.82        $       9.50                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  118,938              56,503                 N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                            $       7.81                 N/A                 N/A                 N/A
    End of period                                  $       8.26                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      368                 N/A                 N/A                 N/A

JNL/T. Rowe Price Value Division(606)

  Accumulation unit value:
    Beginning of period                            $      13.07        $      11.94                 N/A                 N/A
    End of period                                  $      13.65        $      13.07                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   38,390              12,890                 N/A                 N/A

JNL/FMR Balanced Division(704)

  Accumulation unit value:
    Beginning of period                            $      10.08        $       9.81                 N/A                 N/A
    End of period                                  $      10.91        $      10.08                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   39,994                 630                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/Oppenheimer Global Growth
Division(589)

  Accumulation unit value:
    Beginning of period                            $      11.24        $       9.76                 N/A                 N/A
    End of period                                  $      12.57        $      11.24                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   19,070               9,462                 N/A                 N/A

JNL/Oppenheimer Growth Division(585)

  Accumulation unit value:
    Beginning of period                            $       8.13        $       7.87                 N/A                 N/A
    End of period                                  $       8.73        $       8.13                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    1,463               1,329                 N/A                 N/A

JNL/Select Value Division(585)

  Accumulation unit value:
    Beginning of period                            $      16.35        $      14.43                 N/A                 N/A
    End of period                                  $      17.40        $      16.35                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    4,880               2,317                 N/A                 N/A

JNL/MCM Global 15 Division(598)

  Accumulation unit value:
    Beginning of period                            $      11.66        $       9.48                 N/A                 N/A
    End of period                                  $      12.64        $      11.66                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  107,828              53,326                 N/A                 N/A

JNL/MCM 25 Division(585)

  Accumulation unit value:
    Beginning of period                            $      11.85        $       9.87                 N/A                 N/A
    End of period                                  $      11.32        $      11.85                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  105,193              45,814                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                            $      10.38                 N/A                 N/A                 N/A
    End of period                                  $      10.34                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      751                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/MCM Select Small-Cap Division(598)

  Accumulation unit value:
    Beginning of period                            $      18.23        $      15.56                 N/A                 N/A
    End of period                                  $      19.53        $      18.23                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   49,663              26,108                 N/A                 N/A

JNL/MCM Technology Sector Division(712)

  Accumulation unit value:
    Beginning of period                            $       5.66        $       5.56                 N/A                 N/A
    End of period                                  $       5.71        $       5.66                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   11,977              11,050                 N/A                 N/A

JNL/MCM Healthcare Sector Division(705)

  Accumulation unit value:
    Beginning of period                            $      10.66        $      10.21                 N/A                 N/A
    End of period                                  $      11.28        $      10.66                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    7,765               1,724                 N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                            $      11.59                 N/A                 N/A                 N/A
    End of period                                  $      12.52                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      131                 N/A                 N/A                 N/A

JNL/MCM Oil & Gas Sector Division(623)

  Accumulation unit value:
    Beginning of period                            $      17.21        $      15.15                 N/A                 N/A
    End of period                                  $      23.16        $      17.21                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    4,587               2,974                 N/A                 N/A

JNL/MCM Communications Sector
Division(686)

  Accumulation unit value:
    Beginning of period                            $       4.50        $       4.24                 N/A                 N/A
    End of period                                  $       4.47        $       4.50                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      223                   -                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/MCM  S&P(R) 10 Division(598)

  Accumulation unit value:
    Beginning of period                            $       9.86        $       8.50                 N/A                 N/A
    End of period                                  $      13.31        $       9.86                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  115,713              48,872                 N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                     N/A                 N/A                 N/A                 N/A
    End of period                                           N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                 N/A                 N/A                 N/A

JNL/AIM Small Cap Growth Division(603)

  Accumulation unit value:
    Beginning of period                            $      11.84        $      11.10                 N/A                 N/A
    End of period                                  $      12.62        $      11.84                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    1,555               1,058                 N/A                 N/A

JNL/AIM Large Cap Growth Division(675)

  Accumulation unit value:
    Beginning of period                            $      11.10        $      10.44                 N/A                 N/A
    End of period                                  $      11.71        $      11.10                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    6,868               1,143                 N/A                 N/A

JNL/AIM Real Estate Division(870)

  Accumulation unit value:
    Beginning of period                            $      11.04                 N/A                 N/A                 N/A
    End of period                                  $      11.57                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    1,910                 N/A                 N/A                 N/A

JNL/Goldman Sachs Mid Cap Value
Division(901)

  Accumulation unit value:
    Beginning of period                            $      10.98                 N/A                 N/A                 N/A
    End of period                                  $      11.27                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    4,162                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                      2005            2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(876)

  Accumulation unit value:
    Beginning of period                            $      11.02            N/A            N/A            N/A
    End of period                                  $      10.91            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,201            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division(676)

  Accumulation unit value:
    Beginning of period                            $      10.83   $      10.00            N/A            N/A
    End of period                                  $      10.54   $      10.83            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   13,894          1,370            N/A            N/A

JNL/MCM Value Line 25 Division(698)

  Accumulation unit value:
    Beginning of period                            $      11.42   $      10.47            N/A            N/A
    End of period                                  $      15.60   $      11.42            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   75,411         13,002            N/A            N/A

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                            $      10.90   $      10.75            N/A            N/A
    End of period                                  $      11.87   $      10.90            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  143,824          5,104            N/A            N/A

JNL/MCM VIP Division(699)

  Accumulation unit value:
    Beginning of period                            $      11.07   $      10.44            N/A            N/A
    End of period                                  $      11.96   $      11.07            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   35,732         20,839            N/A            N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                            $      10.34            N/A            N/A            N/A
    End of period                                  $      10.84            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   11,702            N/A            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                            $      10.22            N/A            N/A            N/A
    End of period                                  $      10.52            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,714            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.65%

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(133)

  Accumulation unit value:
    Beginning of period                            $       8.21   $       7.50   $       5.91   $       6.88
    End of period                                  $       8.42   $       8.21   $       7.50   $       5.91
  Accumulation units outstanding
  at the end of period                                  153,309         89,702         86,078              -

JNL/FMR Capital Growth Division(110)

  Accumulation unit value:
    Beginning of period                            $      20.51   $      17.67   $      13.25   $      16.31
    End of period                                  $      21.42   $      20.51   $      17.67   $      13.25
  Accumulation units outstanding
  at the end of period                                   38,148         17,354         10,287              -

JNL/Select Large Cap Growth Division(105)

  Accumulation unit value:
    Beginning of period                            $      25.49   $      23.21   $      17.42   $      21.76
    End of period                                  $      26.25   $      25.49   $      23.21   $      17.42
  Accumulation units outstanding
  at the end of period                                   44,619         30,723         17,409              -

JNL/Select Global Growth Division(704)

  Accumulation unit value:
    Beginning of period                            $      22.66   $      22.10            N/A            N/A
    End of period                                  $      22.71   $      22.66            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   12,064            114            N/A            N/A

JNL/Select Balanced Division(182)

  Accumulation unit value:
    Beginning of period                            $      22.48   $      20.61   $      17.24   $      17.13
    End of period                                  $      23.28   $      22.48   $      20.61   $      17.24
  Accumulation units outstanding
  at the end of period                                  352,375         72,278         26,214          2,704

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/Putnam Equity Division(143)

  Accumulation unit value:
    Beginning of period                            $      19.72   $      17.73   $      14.17   $      15.86
    End of period                                  $      21.09   $      19.72   $      17.73   $      14.17
  Accumulation units outstanding
  at the end of period                                   17,641          3,459          3,396              -

JNL/Putnam Value Equity Division(105)

  Accumulation unit value:
    Beginning of period                            $      19.35   $      17.93   $      14.63   $      17.69
    End of period                                  $      19.97   $      19.35   $      17.93   $      14.63
  Accumulation units outstanding
  at the end of period                                  115,546         41,703         19,264              -

JNL/Select Money Market Division(153)

  Accumulation unit value:
    Beginning of period                            $      11.94   $      12.05   $      12.19   $      12.23
    End of period                                  $      12.07   $      11.94   $      12.05   $      12.19
  Accumulation units outstanding
  at the end of period                                  138,762         24,229         41,924              -

JNL/PPM America High Yield Bond
Division(105)

  Accumulation unit value:
    Beginning of period                                     N/A   $      15.17   $      13.00   $      13.13
    End of period                                           N/A   $      15.66   $      15.17   $      13.00
  Accumulation units outstanding
  at the end of period                                      N/A              -         54,118              -

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(100)

  Accumulation unit value:
    Beginning of period                            $      15.21   $      14.89   $      14.96   $      13.77
    End of period                                  $      15.32   $      15.21   $      14.89   $      14.96
  Accumulation units outstanding
  at the end of period                                  215,018         89,940         53,180              -

JNL/Salomon Brothers Strategic
Bond Division(96)

  Accumulation unit value:
    Beginning of period                            $      18.19   $      17.29   $      15.49   $      14.93
    End of period                                  $      18.36   $      18.19   $      17.29   $      15.49
  Accumulation units outstanding
  at the end of period                                  542,433        199,101         38,505              -

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(94)

  Accumulation unit value:
    Beginning of period                            $      25.17   $      23.29   $      18.14   $      22.87
    End of period                                  $      26.27   $      25.17   $      23.29   $      18.14
  Accumulation units outstanding
  at the end of period                                  228,839         87,285         47,233              -

JNL/T. Rowe Price Mid-Cap Growth
Division(94)

  Accumulation unit value:
    Beginning of period                            $      32.68   $      28.15   $      20.65   $      26.56
    End of period                                  $      36.68   $      32.68   $      28.15   $      20.65
  Accumulation units outstanding
  at the end of period                                  214,543        119,339         38,049              -

JNL/JPMorgan International Equity
Division1(126)

  Accumulation unit value:
    Beginning of period                            $      13.16   $      11.50   $       9.10   $      11.60
    End of period                                  $      14.33   $      13.16   $      11.50   $       9.10
  Accumulation units outstanding
  at the end of period                                  162,728         44,454         20,004              -

JNL/Alger Growth Division(105)

  Accumulation unit value:
    Beginning of period                            $      17.05   $      16.51   $      12.41   $      16.96
    End of period                                  $      18.84   $      17.05   $      16.51   $      12.41
  Accumulation units outstanding
  at the end of period                                   76,742         29,653         29,964              -

JNL/Eagle Core Equity Division(105)

  Accumulation unit value:
    Beginning of period                            $      16.84   $      16.10   $      13.14   $      16.19
    End of period                                  $      17.12   $      16.84   $      16.10   $      13.14
  Accumulation units outstanding
  at the end of period                                  102,116         39,611         31,439              -

JNL/Eagle SmallCap Equity Division(105)

  Accumulation unit value:
    Beginning of period                            $      19.17   $      16.41   $      11.92   $      16.60
    End of period                                  $      19.33   $      19.17   $      16.41   $      11.92
  Accumulation units outstanding
  at the end of period                                   68,328         28,066          9,481              -

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(100)

  Accumulation unit value:
    Beginning of period                            $      12.40   $      11.50   $       9.93   $      10.95
    End of period                                  $      12.98   $      12.40   $      11.50   $       9.93
  Accumulation units outstanding
  at the end of period                                2,613,191        781,470        406,689              -

JNL/S&P Managed Growth Division(95)

  Accumulation unit value:
    Beginning of period                            $      12.70   $      11.58   $       9.67   $      11.33
    End of period                                  $      13.42   $      12.70   $      11.58   $       9.67
  Accumulation units outstanding
  at the end of period                                1,359,642        636,471        426,547              -

JNL/S&P Managed Aggressive Growth
Division(95)

  Accumulation unit value:
    Beginning of period                            $      12.47   $      11.26   $       9.02   $      11.29
    End of period                                  $      13.31   $      12.47   $      11.26   $       9.02
  Accumulation units outstanding
  at the end of period                                  691,754        390,936         60,955              -

JNL/S&P Very Aggressive Growth
Division I(149)

  Accumulation unit value:
    Beginning of period                                     N/A   $      10.86   $       8.45   $       9.23
    End of period                                           N/A   $      11.09   $      10.86   $       8.45
  Accumulation units outstanding
  at the end of period                                      N/A              -          8,766              -

JNL/S&P Equity Growth Division I(95)

  Accumulation unit value:
    Beginning of period                                     N/A   $      10.14   $       7.96   $      10.46
    End of period                                           N/A   $      10.32   $      10.14   $       7.96
  Accumulation units outstanding
  at the end of period                                      N/A              -         19,041              -

JNL/S&P Equity Aggressive Growth
Division I(100)

  Accumulation unit value:
    Beginning of period                                     N/A   $      10.37   $       8.11   $      10.41
    End of period                                           N/A   $      10.58   $      10.37   $       8.11
  Accumulation units outstanding
  at the end of period                                      N/A              -         16,887              -

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(109)

  Accumulation unit value:
    Beginning of period                            $      10.43   $       9.64   $       7.67   $       9.20
    End of period                                  $      10.71   $      10.43   $       9.64   $       7.67
  Accumulation units outstanding
  at the end of period                                1,662,441        426,504        145,966              -

JNL/MCM S&P 400 MidCap Index Division(104)

  Accumulation unit value:
    Beginning of period                            $      12.77   $      11.21   $       8.47   $      10.51
    End of period                                  $      14.07   $      12.77   $      11.21   $       8.47
  Accumulation units outstanding
  at the end of period                                  910,344        233,146        101,376              -

JNL/Alliance Capital Growth Division(110)

  Accumulation unit value:
    Beginning of period                            $       9.76   $       9.34   $       7.63   $       9.38
    End of period                                  $       8.87   $       9.76   $       9.34   $       7.63
  Accumulation units outstanding
  at the end of period                                        -          8,912          8,413              -

JNL/JPMorgan International Value
Division(310)

  Accumulation unit value:
    Beginning of period                            $      10.29   $       8.54   $       5.99            N/A
    End of period                                  $      12.00   $      10.29   $       8.54            N/A
  Accumulation units outstanding
  at the end of period                                  249,279         57,497         17,069            N/A

JNL/PIMCO Total Return Bond Division(100)

  Accumulation unit value:
    Beginning of period                            $      13.73   $      13.36   $      12.97   $      12.36
    End of period                                  $      13.82   $      13.73   $      13.36   $      12.97
  Accumulation units outstanding
  at the end of period                                  981,493        248,450        122,384              -

JNL/MCM Small Cap Index Division(100)

  Accumulation unit value:
    Beginning of period                            $      13.09   $      11.33   $       7.90   $      10.57
    End of period                                  $      13.42   $      13.09   $      11.33   $       7.90
  Accumulation units outstanding
  at the end of period                                  776,698        176,694         73,968              -

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/MCM International Index Division(100)

  Accumulation unit value:
    Beginning of period                            $      13.50   $      11.49   $       8.50   $      10.46
    End of period                                  $      15.05   $      13.50   $      11.49   $       8.50
  Accumulation units outstanding
  at the end of period                                1,048,217        224,361         72,930              -

JNL/Lazard Small Cap Value Division(94)

  Accumulation unit value:
    Beginning of period                            $      14.39   $      12.68   $       9.28   $      12.25
    End of period                                  $      14.81   $      14.39   $      12.68   $       9.28
  Accumulation units outstanding
  at the end of period                                  329,211        199,400         21,623              -

JNL/Lazard Mid Cap Value Division(182)

  Accumulation unit value:
    Beginning of period                            $      16.95   $      13.82   $      10.90   $      11.08
    End of period                                  $      18.14   $      16.95   $      13.82   $      10.90
  Accumulation units outstanding
  at the end of period                                  231,825         96,617         58,760          4,180

JNL/MCM Bond Index Division(110)

  Accumulation unit value:
    Beginning of period                            $      11.03   $      10.82   $      10.68   $      10.01
    End of period                                  $      11.05   $      11.03   $      10.82   $      10.68
  Accumulation units outstanding
  at the end of period                                  800,746        141,138         56,284              -

JNL/S&P Core Index 100 Division(116)

  Accumulation unit value:
    Beginning of period                                     N/A   $      10.24   $       8.52   $       9.68
    End of period                                           N/A   $      10.41   $      10.24   $       8.52
  Accumulation units outstanding
  at the end of period                                      N/A              -         16,784              -

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                            $      12.86   $      12.51            N/A            N/A
    End of period                                  $      12.87   $      12.86            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  475,424        152,488            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division(104)

  Accumulation unit value:
    Beginning of period                                     N/A   $       9.94   $       7.72   $       9.56
    End of period                                           N/A   $      10.12   $       9.94   $       7.72
  Accumulation units outstanding
  at the end of period                                      N/A              -          1,322              -

JNL/S&P Core Index 75 Division(95)

  Accumulation unit value:
    Beginning of period                                     N/A   $      10.10   $       8.12   $      10.02
    End of period                                           N/A   $      10.30   $      10.10   $       8.12
  Accumulation units outstanding
  at the end of period                                      N/A              -         34,993              -

JNL/MCM Dow(SM) 10 Division(182)

  Accumulation unit value:
    Beginning of period                            $       9.50   $       9.39   $       7.59   $       7.35
    End of period                                  $       8.81   $       9.50   $       9.39   $       7.59
  Accumulation units outstanding
  at the end of period                                3,471,716        972,868        385,442          8,846

JNL/Putnam Midcap Growth Division(110)

  Accumulation unit value:
    Beginning of period                            $       7.49   $       6.42   $       4.89   $       6.24
    End of period                                  $       8.26   $       7.49   $       6.42   $       4.89
  Accumulation units outstanding
  at the end of period                                   56,996         16,621         13,875              -

JNL/T. Rowe Price Value Division(94)

  Accumulation unit value:
    Beginning of period                            $      13.07   $      11.53   $       9.03   $      11.24
    End of period                                  $      13.64   $      13.07   $      11.53   $       9.03
  Accumulation units outstanding
  at the end of period                                  574,740        190,713        103,667              -

JNL/FMR Balanced Division(110)

  Accumulation unit value:
    Beginning of period                            $      10.08   $       9.36   $       8.37   $       8.96
    End of period                                  $      10.91   $      10.08   $       9.36   $       8.37
  Accumulation units outstanding
  at the end of period                                  264,853         74,110         57,916              -

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(105)

  Accumulation unit value:
    Beginning of period                            $      11.23   $       9.68   $       7.00   $       9.02
    End of period                                  $      12.57   $      11.23   $       9.68   $       7.00
  Accumulation units outstanding
  at the end of period                                  293,959        118,567         52,449              -

JNL/Oppenheimer Growth Division(105)

  Accumulation unit value:
    Beginning of period                            $       8.13   $       7.93   $       6.85   $       8.61
    End of period                                  $       8.73   $       8.13   $       7.93   $       6.85
  Accumulation units outstanding
  at the end of period                                   91,282         23,457         14,794              -

JNL/Select Value Division(183)

  Accumulation unit value:
    Beginning of period                            $      16.35   $      14.48   $      10.92   $      10.64
    End of period                                  $      17.40   $      16.35   $      14.48   $      10.92
  Accumulation units outstanding
  at the end of period                                  247,394        143,781         14,331              -

JNL/MCM Global 15 Division(206)

  Accumulation unit value:
    Beginning of period                            $      11.65   $       9.25   $       7.06   $       6.87
    End of period                                  $      12.63   $      11.65   $       9.25   $       7.06
  Accumulation units outstanding
  at the end of period                                3,162,361        822,843        275,670             87

JNL/MCM 25 Division(206)

  Accumulation unit value:
    Beginning of period                            $      11.85   $       9.88   $       7.56   $       7.11
    End of period                                  $      11.31   $      11.85   $       9.88   $       7.56
  Accumulation units outstanding
  at the end of period                                2,860,940        802,350        301,641             84

JNL/MCM Consumer Brands Sector
Division(536)

  Accumulation unit value:
    Beginning of period                            $      10.77   $       9.83            N/A            N/A
    End of period                                  $      10.34   $      10.77            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   39,176            373            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(206)

  Accumulation unit value:
    Beginning of period                            $      18.22   $      16.45   $      11.30   $      10.20
    End of period                                  $      19.52   $      18.22   $      16.45   $      11.30
  Accumulation units outstanding
  at the end of period                                1,694,833        474,151        169,740             59

JNL/MCM Technology Sector Division(556)

  Accumulation unit value:
    Beginning of period                            $       5.66   $       5.64            N/A            N/A
    End of period                                  $       5.71   $       5.66            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  147,308         30,334            N/A            N/A

JNL/MCM Healthcare Sector Division(476)

  Accumulation unit value:
    Beginning of period                            $      10.66   $      10.47   $      10.17            N/A
    End of period                                  $      11.28   $      10.66   $      10.47            N/A
  Accumulation units outstanding
  at the end of period                                  217,771         18,233              -            N/A

JNL/MCM Financial Sector Division(624)

  Accumulation unit value:
    Beginning of period                            $      11.99   $      10.62            N/A            N/A
    End of period                                  $      12.52   $      11.99            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   48,829          8,620            N/A            N/A

JNL/MCM Oil & Gas Sector Division(584)

  Accumulation unit value:
    Beginning of period                            $      17.21   $      13.71            N/A            N/A
    End of period                                  $      23.15   $      17.21            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  275,589         24,974            N/A            N/A

JNL/MCM Communications Sector
Division(556)

  Accumulation unit value:
    Beginning of period                            $       4.50   $       4.07            N/A            N/A
    End of period                                  $       4.47   $       4.50            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   44,955         11,989            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(206)

  Accumulation unit value:
    Beginning of period                            $       9.86   $       8.52   $       7.28   $       7.78
    End of period                                  $      13.31   $       9.86   $       8.52   $       7.28
  Accumulation units outstanding
  at the end of period                                2,900,441        861,796        329,499             78

JNL/AIM Premier Equity II Division(110)

  Accumulation unit value:
    Beginning of period                                     N/A   $       9.39   $       7.78   $       9.90
    End of period                                           N/A   $       9.18   $       9.39   $       7.78
  Accumulation units outstanding
  at the end of period                                      N/A              -          6,491              -

JNL/AIM Small Cap Growth Division(183)

  Accumulation unit value:
    Beginning of period                            $      11.84   $      11.26   $       8.27   $       8.41
    End of period                                  $      12.62   $      11.84   $      11.26   $       8.27
  Accumulation units outstanding
  at the end of period                                  112,541         52,996         38,920              -

JNL/AIM Large Cap Growth Division(100)

  Accumulation unit value:
    Beginning of period                            $      11.10   $      10.26   $       8.02   $      10.19
    End of period                                  $      11.71   $      11.10   $      10.26   $       8.02
  Accumulation units outstanding
  at the end of period                                  300,797         84,645         29,956              -

JNL/AIM Real Estate Division(830)

  Accumulation unit value:
    Beginning of period                            $      10.00            N/A            N/A            N/A
    End of period                                  $      11.57            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   93,728            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division(872)

  Accumulation unit value:
    Beginning of period                            $      10.00            N/A            N/A            N/A
    End of period                                  $      11.27            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  150,047            N/A            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(847)

  Accumulation unit value:
    Beginning of period                            $      10.00            N/A            N/A            N/A
    End of period                                  $      10.91            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   71,128            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division(679)

  Accumulation unit value:
    Beginning of period                            $      10.83   $       9.84            N/A            N/A
    End of period                                  $      10.54   $      10.83            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  199,884         38,070            N/A            N/A

JNL/MCM Value Line 25 Division(679)

  Accumulation unit value:
    Beginning of period                            $      11.42   $       9.77            N/A            N/A
    End of period                                  $      15.60   $      11.42            N/A            N/A
  Accumulation units outstanding
  at the end of period                                2,357,335        215,628            N/A            N/A

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                            $      10.90   $       9.77            N/A            N/A
    End of period                                  $      11.87   $      10.90            N/A            N/A
  Accumulation units outstanding
  at the end of period                                9,754,591        760,602            N/A            N/A

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                            $      11.07   $       9.89            N/A            N/A
    End of period                                  $      11.96   $      11.07            N/A            N/A
  Accumulation units outstanding
  at the end of period                                2,008,107        116,959            N/A            N/A

JNL/S&P Managed Moderate Division(683)

  Accumulation unit value:
    Beginning of period                            $      10.50   $       9.89            N/A            N/A
    End of period                                  $      10.84   $      10.50            N/A            N/A
  Accumulation units outstanding
  at the end of period                                1,365,994        197,807            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division(689)

  Accumulation unit value:
    Beginning of period                            $      10.31   $       9.94            N/A            N/A
    End of period                                  $      10.52   $      10.31            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  519,908        110,847            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.66%

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                            $       8.04            N/A            N/A            N/A
    End of period                                  $       8.41            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,487            N/A            N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                            $      23.83            N/A            N/A            N/A
    End of period                                  $      26.22            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,440            N/A            N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                            $      22.03            N/A            N/A            N/A
    End of period                                  $      23.26            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    9,758            N/A            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/Select Money Market Division(710)

  Accumulation unit value:
    Beginning of period                            $      11.93   $      11.93            N/A            N/A
    End of period                                  $      12.05   $      11.93            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   48,080        156,936            N/A            N/A

JNL/PPM America High Yield Bond
Division(594)

  Accumulation unit value:
    Beginning of period                                     N/A   $      14.93            N/A            N/A
    End of period                                           N/A   $      15.64            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A              -            N/A            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                            $      18.31            N/A            N/A            N/A
    End of period                                  $      18.34            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   20,664            N/A            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(597)

  Accumulation unit value:
    Beginning of period                            $      25.15   $      23.53            N/A            N/A
    End of period                                  $      26.24   $      25.15            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   15,658         13,500            N/A            N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(597)

  Accumulation unit value:
    Beginning of period                            $      32.65   $      29.28            N/A            N/A
    End of period                                  $      36.64   $      32.65            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,919          4,250            N/A            N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/Eagle SmallCap Equity Division(597)

  Accumulation unit value:
    Beginning of period                            $      19.15   $      16.93            N/A            N/A
    End of period                                  $      19.32   $      19.15            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,294          3,711            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(662)

  Accumulation unit value:
    Beginning of period                            $      12.39   $      11.51            N/A            N/A
    End of period                                  $      12.96   $      12.39            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  203,946         90,395            N/A            N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                            $      12.15            N/A            N/A            N/A
    End of period                                  $      13.41            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   52,720            N/A            N/A            N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                            $      11.88            N/A            N/A            N/A
    End of period                                  $      13.29            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   90,678            N/A            N/A            N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(597)

  Accumulation unit value:
    Beginning of period                            $      10.43   $       9.82            N/A            N/A
    End of period                                  $      10.71   $      10.43            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   14,863         12,788            N/A            N/A

JNL/MCM S&P 400 MidCap Index Division(597)

  Accumulation unit value:
    Beginning of period                            $      12.76   $      11.53            N/A            N/A
    End of period                                  $      14.06   $      12.76            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   14,153         10,820            N/A            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/JPMorgan International Value
Division(597)

  Accumulation unit value:
    Beginning of period                            $      10.28   $       8.87            N/A            N/A
    End of period                                  $      11.99   $      10.28            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   31,565         27,404            N/A            N/A

JNL/PIMCO Total Return Bond Division(710)

  Accumulation unit value:
    Beginning of period                            $      13.72   $      13.70            N/A            N/A
    End of period                                  $      13.81   $      13.72            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   23,801          8,955            N/A            N/A

JNL/MCM Small Cap Index Division(597)

  Accumulation unit value:
    Beginning of period                            $      13.08   $      11.52            N/A            N/A
    End of period                                  $      13.41   $      13.08            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    6,190          5,336            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                            $      14.39            N/A            N/A            N/A
    End of period                                  $      15.04            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,815            N/A            N/A            N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                            $      16.18            N/A            N/A            N/A
    End of period                                  $      18.13            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    9,961            N/A            N/A            N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                            $      12.85   $      12.50            N/A            N/A
    End of period                                  $      12.86   $      12.85            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    5,680         15,652            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/MCM Dow(SM) 10 Division(597)

  Accumulation unit value:
    Beginning of period                            $       9.49   $       9.01            N/A            N/A
    End of period                                  $       8.81   $       9.49            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   85,725         40,321            N/A            N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/MCM Global 15 Division(612)

  Accumulation unit value:
    Beginning of period                            $      11.65   $       9.67            N/A            N/A
    End of period                                  $      12.62   $      11.65            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   47,955         15,827            N/A            N/A

JNL/MCM 25 Division(612)

  Accumulation unit value:
    Beginning of period                            $      11.84   $      10.60            N/A            N/A
    End of period                                  $      11.30   $      11.84            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   68,225         15,652            N/A            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/MCM Select Small-Cap Division(612)

  Accumulation unit value:
    Beginning of period                            $      18.21        $      15.95                 N/A                 N/A
    End of period                                  $      19.51        $      18.21                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   40,380               9,890                 N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                            $       5.90                 N/A                 N/A                 N/A
    End of period                                  $       5.70                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   18,619                 N/A                 N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                            $      11.17                 N/A                 N/A                 N/A
    End of period                                  $      11.27                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    9,834                 N/A                 N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                     N/A                 N/A                 N/A                 N/A
    End of period                                           N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                 N/A                 N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                     N/A                 N/A                 N/A                 N/A
    End of period                                           N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                 N/A                 N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                     N/A                 N/A                 N/A                 N/A
    End of period                                           N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/MCM  S&P(R) 10 Division(612)

  Accumulation unit value:
    Beginning of period                            $       9.85        $       8.45                 N/A                 N/A
    End of period                                  $      13.30        $       9.85                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   59,168              17,713                 N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                     N/A                 N/A                 N/A                 N/A
    End of period                                           N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                 N/A                 N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                     N/A                 N/A                 N/A                 N/A
    End of period                                           N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                 N/A                 N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                            $      10.66                 N/A                 N/A                 N/A
    End of period                                  $      11.70                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    9,053                 N/A                 N/A                 N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                     N/A                 N/A                 N/A                 N/A
    End of period                                           N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                 N/A                 N/A                 N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                                     N/A                 N/A                 N/A                 N/A
    End of period                                           N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                                     N/A                 N/A                 N/A                 N/A
    End of period                                           N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                 N/A                 N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                            $      10.85                 N/A                 N/A                 N/A
    End of period                                  $      10.54                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   10,120                 N/A                 N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                            $      13.75                 N/A                 N/A                 N/A
    End of period                                  $      15.60                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   21,425                 N/A                 N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                            $      10.91                 N/A                 N/A                 N/A
    End of period                                  $      11.87                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  489,658                 N/A                 N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                            $      10.48                 N/A                 N/A                 N/A
    End of period                                  $      11.96                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                        -                 N/A                 N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                     N/A                 N/A                 N/A                 N/A
    End of period                                           N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                     N/A                 N/A                 N/A                 N/A
    End of period                                           N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                 N/A                 N/A                 N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.67%

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                            $       8.17                 N/A                 N/A                 N/A
    End of period                                  $       8.40                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    1,535                 N/A                 N/A                 N/A

JNL/FMR Capital Growth Division(636)

  Accumulation unit value:
    Beginning of period                            $      20.47        $      16.21                 N/A                 N/A
    End of period                                  $      21.37        $      20.47                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    3,401               1,819                 N/A                 N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                     N/A                 N/A                 N/A                 N/A
    End of period                                           N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                 N/A                 N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                     N/A                 N/A                 N/A                 N/A
    End of period                                           N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                 N/A                 N/A                 N/A

JNL/Select Balanced Division(596)

  Accumulation unit value:
    Beginning of period                            $      22.44        $      20.77                 N/A                 N/A
    End of period                                  $      23.24        $      22.44                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   17,285              8,396                  N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                     N/A                 N/A                 N/A                 N/A
    End of period                                           N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                 N/A                 N/A                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                     N/A                 N/A                 N/A                 N/A
    End of period                                           N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                 N/A                 N/A                 N/A

JNL/Select Money Market Division(606)

  Accumulation unit value:
    Beginning of period                            $      11.92        $      11.96                 N/A                 N/A
    End of period                                  $      12.04        $      11.92                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    7,252               5,223                 N/A                 N/A

JNL/PPM America High Yield Bond
Division(606)

  Accumulation unit value:
    Beginning of period                                     N/A        $      15.06                 N/A                 N/A
    End of period                                           N/A        $      15.63                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                   -                 N/A                 N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(603)

  Accumulation unit value:
    Beginning of period                            $      15.18        $      14.66                 N/A                 N/A
    End of period                                  $      15.28        $      15.18                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    3,277                 434                 N/A                 N/A

JNL/Salomon Brothers Strategic
Bond Division(592)

  Accumulation unit value:
    Beginning of period                            $      18.15        $      16.95                 N/A                 N/A
    End of period                                  $      18.32        $      18.15                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   20,908               7,677                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/T. Rowe Price Established
Growth Division(645)

  Accumulation unit value:
    Beginning of period                            $      25.13        $      22.30                 N/A                 N/A
    End of period                                  $      26.21        $      25.13                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    7,143               3,444                 N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(596)

  Accumulation unit value:
    Beginning of period                            $      32.62        $      29.23                 N/A                 N/A
    End of period                                  $      36.60        $      32.62                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    3,669               2,017                 N/A                 N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                            $      13.73                 N/A                 N/A                 N/A
    End of period                                  $      14.30                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      790                 N/A                 N/A                 N/A

JNL/Alger Growth Division(660)

  Accumulation unit value:
    Beginning of period                            $      17.02        $      15.46                 N/A                 N/A
    End of period                                  $      18.80        $      17.02                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      342                 213                 N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                     N/A                 N/A                 N/A                 N/A
    End of period                                           N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                 N/A                 N/A                 N/A

JNL/Eagle SmallCap Equity Division(603)

  Accumulation unit value:
    Beginning of period                            $      19.14        $      16.92                 N/A                 N/A
    End of period                                  $      19.30        $      19.14                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    1,738                 499                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/S&P Managed Moderate Growth
Division(590)

  Accumulation unit value:
    Beginning of period                            $      12.38        $      11.48                 N/A                 N/A
    End of period                                  $      12.95        $      12.38                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   40,581              13,699                 N/A                 N/A

JNL/S&P Managed Growth Division(590)

  Accumulation unit value:
    Beginning of period                            $      12.68        $      11.64                 N/A                 N/A
    End of period                                  $      13.40        $      12.68                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   34,329               4,880                  N/A                 N/A

JNL/S&P Managed Aggressive Growth
Division(653)

  Accumulation unit value:
    Beginning of period                            $      12.45        $      11.11                 N/A                 N/A
    End of period                                  $      13.28        $      12.45                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   23,902              25,641                 N/A                 N/A

JNL/S&P Very Aggressive Growth
Division I(603)

  Accumulation unit value:
    Beginning of period                                     N/A        $      11.04                 N/A                 N/A
    End of period                                           N/A        $      11.08                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                   -                 N/A                 N/A

JNL/S&P Equity Growth Division I(603)

  Accumulation unit value:
    Beginning of period                                     N/A        $      10.28                 N/A                 N/A
    End of period                                           N/A        $      10.30                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                   -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth
Division I(638)

  Accumulation unit value:
    Beginning of period                                     N/A        $       9.87                 N/A                 N/A
    End of period                                           N/A        $      10.56                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                   -                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/MCM S&P 500 Index Division(596)

  Accumulation unit value:
    Beginning of period                            $      10.43        $       9.77                 N/A                 N/A
    End of period                                  $      10.70        $      10.43                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   24,955              17,933                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division(592)

  Accumulation unit value:
    Beginning of period                            $      12.76        $      11.39                 N/A                 N/A
    End of period                                  $      14.05        $      12.76                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   34,629              23,021                 N/A                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                     N/A                 N/A                 N/A                 N/A
    End of period                                           N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                 N/A                 N/A                 N/A

JNL/JPMorgan International Value
Division(603)

  Accumulation unit value:
    Beginning of period                            $      10.27        $       8.86                 N/A                 N/A
    End of period                                  $      11.98        $      10.27                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    6,586               1,830                 N/A                 N/A

JNL/PIMCO Total Return Bond Division(592)

  Accumulation unit value:
    Beginning of period                            $      13.71        $      13.16                 N/A                 N/A
    End of period                                  $      13.80        $      13.71                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                             2      5,883               12,325                N/A                 N/A

JNL/MCM Small Cap Index Division(603)

  Accumulation unit value:
    Beginning of period                            $      13.08        $      11.50                 N/A                 N/A
    End of period                                  $      13.41        $      13.08                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   11,500               7,120                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/MCM International Index Division(592)

  Accumulation unit value:
    Beginning of period                            $      13.49        $      11.58                 N/A                 N/A
    End of period                                  $      15.03        $      13.49                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   28,646              19,662                 N/A                 N/A

JNL/Lazard Small Cap Value Division(606)

  Accumulation unit value:
    Beginning of period                            $      14.37        $      13.12                 N/A                 N/A
    End of period                                  $      14.79        $      14.37                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    6,032                 346                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(606)

  Accumulation unit value:
    Beginning of period                            $      16.93        $      15.11                 N/A                 N/A
    End of period                                  $      18.11        $      16.93                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    8,899               1,358                 N/A                 N/A

JNL/MCM Bond Index Division(660)

  Accumulation unit value:
    Beginning of period                            $      11.03        $      10.99                 N/A                 N/A
    End of period                                  $      11.04        $      11.03                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    9,298               5,022                 N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                     N/A                 N/A                 N/A                 N/A
    End of period                                           N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                 N/A                 N/A                 N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                            $      12.84        $      12.49                 N/A                 N/A
    End of period                                  $      12.85        $      12.84                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    5,851               4,601                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/S&P Core Index 50 Division(667)

  Accumulation unit value:
    Beginning of period                                     N/A        $       9.91                 N/A                 N/A
    End of period                                           N/A        $      10.11                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                   -                 N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                     N/A                 N/A                 N/A                 N/A
    End of period                                           N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                 N/A                 N/A                 N/A

JNL/MCM Dow(SM) 10 Division(592)

  Accumulation unit value:
    Beginning of period                            $       9.49        $       8.84                 N/A                 N/A
    End of period                                  $       8.80        $       9.49                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                  100,136              38,381                 N/A                 N/A

JNL/Putnam Midcap Growth Division(606)

  Accumulation unit value:
    Beginning of period                            $       7.48        $       6.78                 N/A                 N/A
    End of period                                  $       8.25        $       7.48                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      911                   -                 N/A                 N/A

JNL/T. Rowe Price Value Division(592)

  Accumulation unit value:
    Beginning of period                            $      13.05        $      11.62                 N/A                 N/A
    End of period                                  $      13.63        $      13.05                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   35,868              22,643                 N/A                 N/A

JNL/FMR Balanced Division(592)

  Accumulation unit value:
    Beginning of period                            $      10.07        $       9.24                 N/A                 N/A
    End of period                                  $      10.90        $      10.07                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   38,582              26,922                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/Oppenheimer Global Growth
Division(603)

  Accumulation unit value:
    Beginning of period                            $      11.23        $       9.70                 N/A                 N/A
    End of period                                  $      12.56        $      11.23                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    4,740               2,553                 N/A                 N/A

JNL/Oppenheimer Growth Division(596)

  Accumulation unit value:
    Beginning of period                            $       8.12        $       8.03                 N/A                 N/A
    End of period                                  $       8.72        $       8.12                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    2,918               2,491                 N/A                 N/A

JNL/Select Value Division(603)

  Accumulation unit value:
    Beginning of period                            $      16.34        $      14.94                 N/A                 N/A
    End of period                                  $      17.39        $      16.34                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    7,344                 543                 N/A                 N/A

JNL/MCM Global 15 Division(592)

  Accumulation unit value:
    Beginning of period                            $      11.64        $       9.36                 N/A                 N/A
    End of period                                  $      12.62        $      11.64                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   74,187              28,490                 N/A                 N/A

JNL/MCM 25 Division(592)

  Accumulation unit value:
    Beginning of period                            $      11.83        $      10.11                 N/A                 N/A
    End of period                                  $      11.30        $      11.83                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   68,924              32,401                 N/A                 N/A

JNL/MCM Consumer Brands Sector
Division(733)

  Accumulation unit value:
    Beginning of period                            $      10.76        $      10.63                 N/A                 N/A
    End of period                                  $      10.35        $      10.76                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                       32                  30                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/MCM Select Small-Cap Division(603)

  Accumulation unit value:
    Beginning of period                            $      18.20        $      16.02                 N/A                 N/A
    End of period                                  $      19.50        $      18.20                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   31,442              10,963                 N/A                 N/A

JNL/MCM Technology Sector Division(687)

  Accumulation unit value:
    Beginning of period                            $       5.66        $       5.14                 N/A                 N/A
    End of period                                  $       5.70        $       5.66                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    8,239                 555                 N/A                 N/A

JNL/MCM Healthcare Sector Division(675)

  Accumulation unit value:
    Beginning of period                            $      10.65        $      10.28                 N/A                 N/A
    End of period                                  $      11.27        $      10.65                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    7,786                 786                 N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                            $      11.60                 N/A                 N/A                 N/A
    End of period                                  $      12.50                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                        -                 N/A                 N/A                 N/A

JNL/MCM Oil & Gas Sector Division(675)

  Accumulation unit value:
    Beginning of period                            $      17.19        $      16.67                 N/A                 N/A
    End of period                                  $      23.12        $      17.19                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    7,825                 500                 N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                            $       4.29                 N/A                 N/A                 N/A
    End of period                                  $       4.47                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                        -                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/MCM  S&P(R) 10 Division(592)

  Accumulation unit value:
    Beginning of period                            $       9.84        $       8.32                 N/A                 N/A
    End of period                                  $      13.29        $       9.84                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   67,904              28,971                 N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                     N/A                 N/A                 N/A                 N/A
    End of period                                           N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      N/A                 N/A                 N/A                 N/A

JNL/AIM Small Cap Growth Division(603)

  Accumulation unit value:
    Beginning of period                            $      11.83        $      11.09                 N/A                 N/A
    End of period                                  $      12.61        $      11.83                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    2,644               1,243                 N/A                 N/A

JNL/AIM Large Cap Growth Division(714)

  Accumulation unit value:
    Beginning of period                            $      11.09        $      10.84                 N/A                 N/A
    End of period                                  $      11.70        $      11.09                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    2,530                  82                 N/A                 N/A

JNL/AIM Real Estate Division(864)

  Accumulation unit value:
    Beginning of period                            $      10.91                 N/A                 N/A                 N/A
    End of period                                  $      11.57                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    1,646                 N/A                 N/A                 N/A

JNL/Goldman Sachs Mid Cap Value
Division(911)

  Accumulation unit value:
    Beginning of period                            $      11.14                 N/A                 N/A                 N/A
    End of period                                  $      11.26                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      625                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/Franklin Templeton Small Cap
Value Division(911)

  Accumulation unit value:
    Beginning of period                            $      10.88                 N/A                 N/A                 N/A
    End of period                                  $      10.91                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    1,244                 N/A                 N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                            $      10.00                 N/A                 N/A                 N/A
    End of period                                  $      10.54                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    3,903                 N/A                 N/A                 N/A

JNL/MCM Value Line 25 Division(706)

  Accumulation unit value:
    Beginning of period                            $      11.42        $      10.69                 N/A                 N/A
    End of period                                  $      15.59        $      11.42                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   31,354               1,300                 N/A                 N/A

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                            $      10.90        $       9.78                 N/A                 N/A
    End of period                                  $      11.86        $      10.90                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   94,623              11,752                 N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                            $      11.07                 N/A                 N/A                 N/A
    End of period                                  $      11.95                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    18,693                N/A                 N/A                 N/A

JNL/S&P Managed Moderate Division(733)

  Accumulation unit value:
    Beginning of period                            $      10.50        $      10.44                 N/A                 N/A
    End of period                                  $      10.84        $      10.50                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   13,409                  39                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/S&P Managed Conservative Division(720)

  Accumulation unit value:
    Beginning of period                            $      10.31        $      10.20                 N/A                 N/A
    End of period                                  $      10.52        $      10.31                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    6,200               1,358                 N/A                 N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.695%

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(165)

  Accumulation unit value:
    Beginning of period                            $       8.19        $       7.48        $       5.90        $       5.90
    End of period                                  $       8.39        $       8.19        $       7.48        $       5.90
  Accumulation units outstanding
  at the end of period                                   48,569              52,783              84,635               1,422

JNL/FMR Capital Growth Division(334)

  Accumulation unit value:
    Beginning of period                            $      20.42        $      17.60        $      14.48                 N/A
    End of period                                  $      21.32        $      20.42        $      17.60                 N/A
  Accumulation units outstanding
  at the end of period                                    3,258               3,260               2,662                 N/A

JNL/Select Large Cap Growth Division(193)

  Accumulation unit value:
    Beginning of period                            $      25.38        $      23.12        $      17.36        $      16.60
    End of period                                  $      26.12        $      25.38        $      23.12        $      17.36
  Accumulation units outstanding
  at the end of period                                   61,573              84,545              32,533                 687

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                            $      22.38                 N/A                 N/A                 N/A
    End of period                                  $      22.60                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      539                 N/A                 N/A                 N/A

JNL/Select Balanced Division(130)

  Accumulation unit value:
    Beginning of period                            $      22.38        $      20.53        $      17.18        $      18.38
    End of period                                  $      23.17        $      22.38        $      20.53        $      17.18
  Accumulation units outstanding
  at the end of period                                   55,443              66,934              41,585               2,145

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/Putnam Equity Division(188)

  Accumulation unit value:
    Beginning of period                            $      19.63        $      17.66        $      14.12        $      14.00
    End of period                                  $      20.99        $      19.63        $      17.66        $      14.12
  Accumulation units outstanding
  at the end of period                                    2,590               1,986              19,307                 266

JNL/Putnam Value Equity Division(193)

  Accumulation unit value:
    Beginning of period                            $      19.27        $      17.86        $      14.58        $      13.38
    End of period                                  $      19.88        $      19.27        $      17.86        $      14.58
  Accumulation units outstanding
  at the end of period                                   22,480              25,840              12,393                 529

JNL/Select Money Market Division(228)

  Accumulation unit value:
    Beginning of period                            $      11.89        $      12.00        $      12.15        $      12.16
    End of period                                  $      12.01        $      11.89        $      12.00        $      12.15
  Accumulation units outstanding
  at the end of period                                   27,399              21,190              32,472               9,956

JNL/PPM America High Yield Bond
Division(233)

  Accumulation unit value:
    Beginning of period                                     N/A        $      15.11        $      12.95        $      12.93
    End of period                                           N/A        $      15.59        $      15.11        $      12.95
  Accumulation units outstanding
  at the end of period                                      N/A                   -              38,187                 208

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(180)

  Accumulation unit value:
    Beginning of period                            $      15.15        $      14.83        $      14.91        $      14.72
    End of period                                  $      15.24        $      15.15        $      14.83        $      14.91
  Accumulation units outstanding
  at the end of period                                   34,904              32,264              32,462               9,075

JNL/Salomon Brothers Strategic
Bond Division(233)

  Accumulation unit value:
    Beginning of period                            $      18.11        $      17.23        $      15.43        $      15.18
    End of period                                  $      18.27        $      18.11        $      17.23        $      15.43
  Accumulation units outstanding
  at the end of period                                   27,865              29,560              22,229                 248

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(233)

  Accumulation unit value:
    Beginning of period                    $    25.07     $    23.20     $    18.08     $    18.72
    End of period                          $    26.15     $    25.07     $    23.20     $    18.08
  Accumulation units outstanding
  at the end of period                         44,732         47,811         28,132            422

JNL/T. Rowe Price Mid-Cap Growth
Division(130)

  Accumulation unit value:
    Beginning of period                    $    32.54     $    28.04     $    20.58     $    24.94
    End of period                          $    36.50     $    32.54     $    28.04     $    20.58
  Accumulation units outstanding
  at the end of period                         20,873         29,980         24,980          1,373

JNL/JPMorgan International Equity
Division(193)

  Accumulation unit value:
    Beginning of period                    $    13.10     $    11.46     $     9.07     $     8.40
    End of period                          $    14.26     $    13.10     $    11.46     $     9.07
  Accumulation units outstanding
  at the end of period                          9,999          9,102         23,345          4,606

JNL/Alger Growth Division(188)

  Accumulation unit value:
    Beginning of period                    $    16.98     $    16.45     $    12.37     $    12.94
    End of period                          $    18.75     $    16.98     $    16.45     $    12.37
  Accumulation units outstanding
  at the end of period                         32,901         40,690         26,830            375

JNL/Eagle Core Equity Division(130)

  Accumulation unit value:
    Beginning of period                    $    16.77     $    16.05     $    13.10     $    15.38
    End of period                          $    17.05     $    16.77     $    16.05     $    13.10
  Accumulation units outstanding
  at the end of period                         15,016         13,912         26,683            743

JNL/Eagle SmallCap Equity Division(130)

  Accumulation unit value:
    Beginning of period                   $    19.10     $    16.35     $    11.88     $    14.64
    End of period                         $    19.25     $    19.10     $    16.35     $    11.88
  Accumulation units outstanding
  at the end of period                        11,135         14,530         13,624          2,173

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------

JNL/S&P Managed Moderate Growth
Division(175)

  Accumulation unit value:
    Beginning of period                   $      12.36   $      11.47   $       9.91   $      10.11
    End of period                         $      12.93   $      12.36   $      11.47   $       9.91
  Accumulation units outstanding
  at the end of period                         175,144        170,263        168,563         23,395

JNL/S&P Managed Growth Division(130)

  Accumulation unit value:
    Beginning of period                   $      12.66   $      11.56   $       9.65   $      10.68
    End of period                         $      13.37   $      12.66   $      11.56   $       9.65
  Accumulation units outstanding
  at the end of period                         425,413        503,505        392,227         51,499

JNL/S&P Managed Aggressive Growth
Division(228)

  Accumulation unit value:
    Beginning of period                   $      12.43   $      11.23   $       9.00   $       9.13
    End of period                         $      13.26   $      12.43   $      11.23   $       9.00
  Accumulation units outstanding
  at the end of period                          99,579        133,412         70,746          1,028

JNL/S&P Very Aggressive Growth
Division I(310)

  Accumulation unit value:
    Beginning of period                            N/A   $      10.83   $       8.33            N/A
    End of period                                  N/A   $      11.06   $      10.83            N/A
  Accumulation units outstanding
  at the end of period                             N/A              -         30,229            N/A

JNL/S&P Equity Growth Division I(189)

  Accumulation unit value:
    Beginning of period                            N/A   $      10.11   $       7.94   $       7.94
    End of period                                  N/A   $      10.28   $      10.11   $       7.94
  Accumulation units outstanding
  at the end of period                             N/A              -         34,063          1,191

JNL/S&P Equity Aggressive Growth
Division I(379)
  Accumulation unit value:
    Beginning of period                            N/A   $      10.34   $       9.18            N/A
    End of period                                  N/A   $      10.55   $      10.34            N/A
  Accumulation units outstanding
  at the end of period                             N/A              -         29,979            N/A

INVESTMENT DIVISIONS                           DECEMBER 31,     DECEMBER 31,    DECEMBER 31,      DECEMBER 31,
                                                   2005            2004            2003               2002
                                               ------------     ------------    ------------      ------------
JNL/MCM S&P 500 Index Division(145)

  Accumulation unit value:
    Beginning of period                        $      10.42     $       9.63    $       7.67      $       8.29
    End of period                              $      10.70     $      10.42    $       9.63      $       7.67
  Accumulation units outstanding
  at the end of period                              184,776          292,287         191,504             2,379

JNL/MCM S&P 400 MidCap Index
Division(145)

  Accumulation unit value:
    Beginning of period                        $      12.75     $      11.20    $       8.47      $       9.19
    End of period                              $      14.04     $      12.75    $      11.20      $       8.47
  Accumulation units outstanding
  at the end of period                               65,890           82,441          82,009             6,475

JNL/Alliance Capital Growth
Division(312)

  Accumulation unit value:
    Beginning of period                        $       9.73     $       9.31    $       7.97               N/A
    End of period                              $       8.84     $       9.73    $       9.31               N/A
  Accumulation units outstanding
  at the end of period                                    -            6,659          60,105               N/A

JNL/JPMorgan International Value
Division(329)

  Accumulation unit value:
    Beginning of period                        $      10.26     $       8.51    $       6.42               N/A
    End of period                              $      11.96     $      10.26    $       8.51               N/A
  Accumulation units outstanding
  at the end of period                               65,979           80,872          27,118               N/A

JNL/PIMCO Total Return Bond Division(127)

  Accumulation unit value:
    Beginning of period                        $      13.69     $      13.33    $      12.94      $      12.39
    End of period                              $      13.77     $      13.69    $      13.33      $      12.94
  Accumulation units outstanding
  at the end of period                               78,198           76,729          71,048            10,638

JNL/MCM Small Cap Index Division(145)

  Accumulation unit value:
    Beginning of period                        $      13.07     $      11.32    $       7.89      $       8.98
    End of period                              $      13.40     $      13.07    $      11.32      $       7.89
  Accumulation units outstanding
  at the end of period                               60,661           70,404          72,873             4,666

INVESTMENT DIVISIONS                           DECEMBER 31,     DECEMBER 31,    DECEMBER 31,      DECEMBER 31,
                                                   2005            2004            2003               2002
                                               ------------     ------------    ------------      ------------
JNL/MCM International Index Division(145)

  Accumulation unit value:
    Beginning of period                        $     13.48      $      11.48    $       8.50      $       9.88
    End of period                              $     15.02      $      13.48    $      11.48      $       8.50
  Accumulation units outstanding
  at the end of period                              46,859            55,137          49,748             2,091

JNL/Lazard Small Cap Value Division(162)

  Accumulation unit value:
    Beginning of period                        $     14.34      $      12.64    $       9.26      $       9.39
    End of period                              $     14.76      $      14.34    $      12.64      $       9.26
  Accumulation units outstanding
  at the end of period                              26,326            29,275          32,613             4,088

JNL/Lazard Mid Cap Value Division(162)

  Accumulation unit value:
    Beginning of period                        $     16.90      $      13.78    $      10.87      $      10.89
    End of period                              $     18.08      $      16.90    $      13.78      $      10.87
  Accumulation units outstanding
  at the end of period                              21,373            23,906          15,188             2,042

JNL/MCM Bond Index Division(145)

  Accumulation unit value:
    Beginning of period                        $     11.02      $      10.81    $      10.68      $      10.19
    End of period                              $     11.04      $      11.02    $      10.81      $      10.68
  Accumulation units outstanding
  at the end of period                              62,678            62,777          45,830             1,049

JNL/S&P Core Index 100 Division(130)

  Accumulation unit value:
    Beginning of period                                N/A      $      10.23    $       8.52      $       9.40
    End of period                                      N/A      $      10.40    $      10.23      $       8.52
  Accumulation units outstanding
  at the end of period                                 N/A                 -          73,223             2,985

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                        $     12.82      $      12.47             N/A               N/A
    End of period                              $     12.82      $      12.82             N/A               N/A
  Accumulation units outstanding
  at the end of period                              35,977            60,525             N/A               N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,    DECEMBER 31,      DECEMBER 31,
                                               2005            2004            2003               2002
                                           ------------     ------------    ------------      ------------
JNL/S&P Core Index 50 Division(198)

  Accumulation unit value:
    Beginning of period                             N/A     $       9.93    $       7.71     $        7.49
    End of period                                   N/A     $      10.11    $       9.93     $        7.71
  Accumulation units outstanding
  at the end of period                              N/A                -          30,865             1,864

JNL/S&P Core Index 75 Division(306)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.09    $       8.00               N/A
    End of period                                   N/A     $      10.29    $      10.09               N/A
  Accumulation units outstanding
  at the end of period                              N/A                -          28,046               N/A

JNL/MCM Dow(SM) 10 Division(145)

  Accumulation unit value:
    Beginning of period                    $       9.48     $       9.37    $       7.58     $        8.09
    End of period                          $       8.79     $       9.48    $       9.37     $        7.58
  Accumulation units outstanding
  at the end of period                          262,789          244,868         210,557            16,361

JNL/Putnam Midcap Growth Division(188)

  Accumulation unit value:
    Beginning of period                    $       7.47     $       6.41    $       4.88     $        4.86
    End of period                          $       8.24     $       7.47    $       6.41     $        4.88
  Accumulation units outstanding
  at the end of period                           15,088           16,309          18,039               765

JNL/T. Rowe Price Value Division(174)

  Accumulation unit value:
    Beginning of period                    $      13.04     $      11.51    $       9.01     $        9.43
    End of period                          $      13.61     $      13.04    $      11.51     $        9.01
  Accumulation units outstanding
  at the end of period                           64,795           97,255          58,381             4,004

JNL/FMR Balanced Division(193)

  Accumulation unit value:
    Beginning of period                    $      10.05     $       9.35    $       8.36     $        8.19
    End of period                          $      10.88     $      10.05    $       9.35     $        8.36
  Accumulation units outstanding
  at the end of period                           35,609           38,408          35,100             2,363

INVESTMENT DIVISIONS                     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                             2005            2004            2003              2002
                                         ------------     ------------    ------------     ------------
JNL/Oppenheimer Global Growth
Division(294)

  Accumulation unit value:
    Beginning of period                  $      11.22     $       9.67     $      6.56               N/A
    End of period                        $      12.54     $      11.22     $      9.67               N/A
  Accumulation units outstanding
  at the end of period                         28,775           24,011          22,146               N/A

JNL/Oppenheimer Growth Division(271)

  Accumulation unit value:
    Beginning of period                  $       8.12     $       7.92     $      6.63               N/A
    End of period                        $       8.71     $       8.12     $      7.92               N/A
  Accumulation units outstanding
  at the end of period                          5,080            4,942           6,117               N/A

JNL/Select Value Division(302)

  Accumulation unit value:
    Beginning of period                  $      16.34     $      14.48     $     10.66               N/A
    End of period                        $      17.37     $      16.34     $     14.48               N/A
  Accumulation units outstanding
  at the end of period                         21,217           19,798          13,516               N/A

JNL/MCM Global 15 Division(145)

  Accumulation unit value:
    Beginning of period                  $      11.63     $       9.23     $      7.05     $        8.16
    End of period                        $      12.60     $      11.63     $      9.23     $        7.05
  Accumulation units outstanding
  at the end of period                        152,178          143,946         119,126            12,655

JNL/MCM 25 Division(145)

  Accumulation unit value:
    Beginning of period                  $      11.82     $       9.86     $      7.55     $        8.69
    End of period                        $      11.28     $      11.82     $      9.86     $        7.55
  Accumulation units outstanding
  at the end of period                        161,322          158,695         132,240            15,874

JNL/MCM Consumer Brands Sector
Division(505)

  Accumulation unit value:
    Beginning of period                  $      10.74     $       9.88             N/A               N/A
    End of period                        $      10.31     $      10.74             N/A               N/A
  Accumulation units outstanding
  at the end of period                          2,943            1,461             N/A               N/A

INVESTMENT DIVISIONS                        DECEMBER 31,   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005          2004             2003              2002
                                            ------------   ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(145)

  Accumulation unit value:
    Beginning of period                     $      18.18   $      16.42     $      11.28     $      12.63
    End of period                           $      19.47   $      18.18     $      16.42     $      11.28
  Accumulation units outstanding
  at the end of period                            88,897         84,424           77,369            8,969

JNL/MCM Technology Sector Division(490)

  Accumulation unit value:
    Beginning of period                     $       5.65   $       5.94              N/A              N/A
    End of period                           $       5.69   $       5.65              N/A              N/A
  Accumulation units outstanding
  at the end of period                            18,061          9,646              N/A              N/A

JNL/MCM Healthcare Sector Division(494)

  Accumulation unit value:
    Beginning of period                     $      10.63   $      10.48              N/A              N/A
    End of period                           $      11.25   $      10.63              N/A              N/A
  Accumulation units outstanding
  at the end of period                            19,676         10,873              N/A              N/A

JNL/MCM Financial Sector Division(494)

  Accumulation unit value:
    Beginning of period                     $      11.96   $      10.72              N/A              N/A
    End of period                           $      12.48   $      11.96              N/A              N/A
  Accumulation units outstanding
  at the end of period                             2,785          5,843              N/A              N/A

JNL/MCM Oil & Gas Sector Division(494)

  Accumulation unit value:
    Beginning of period                     $      17.17   $      13.25              N/A              N/A
    End of period                           $      23.09   $      17.17              N/A              N/A
  Accumulation units outstanding
  at the end of period                            13,621          9,011              N/A              N/A

JNL/MCM Communications Sector
Division(494)

  Accumulation unit value:
    Beginning of period                     $       4.49   $       4.06              N/A              N/A
    End of period                           $       4.46   $       4.49              N/A              N/A
  Accumulation units outstanding
  at the end of period                               881            885              N/A              N/A

INVESTMENT DIVISIONS                        DECEMBER 31,   DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                               2005          2004             2003             2002
                                            ------------   ------------     ------------    ------------
JNL/MCM  S&P(R) 10 Division(127)

  Accumulation unit value:
    Beginning of period                     $       9.83   $       8.50     $       7.27    $       9.67
    End of period                           $      13.27   $       9.83     $       8.50    $       7.27
  Accumulation units outstanding
  at the end of period                           164,092        168,827          170,841          14,635

JNL/AIM Premier Equity II Division(333)

  Accumulation unit value:
    Beginning of period                              N/A   $       9.38     $       8.06             N/A
    End of period                                    N/A   $       9.16     $       9.38             N/A
  Accumulation units outstanding
  at the end of period                               N/A              -            5,564             N/A

JNL/AIM Small Cap Growth Division(188)

  Accumulation unit value:
    Beginning of period                     $      11.82   $      11.25     $       8.26    $       8.14
    End of period                           $      12.60   $      11.82     $      11.25    $       8.26
  Accumulation units outstanding
  at the end of period                             8,462          8,806           22,109             457

JNL/AIM Large Cap Growth Division(162)

  Accumulation unit value:
    Beginning of period                     $      11.08   $      10.25     $       8.02    $       8.29
    End of period                           $      11.68   $      11.08     $      10.25    $       8.02
  Accumulation units outstanding
  at the end of period                            31,674         31,964           19,686             547

JNL/AIM Real Estate Division(855)

  Accumulation unit value:
    Beginning of period                     $      10.73            N/A              N/A             N/A
    End of period                           $      11.57            N/A              N/A             N/A
  Accumulation units outstanding
  at the end of period                             1,134            N/A              N/A             N/A

JNL/Goldman Sachs Mid Cap Value
Division(837)

  Accumulation unit value:
    Beginning of period                     $      10.26            N/A              N/A             N/A
    End of period                           $      11.26            N/A              N/A             N/A
  Accumulation units outstanding
  at the end of period                             2,514            N/A              N/A             N/A

                                            DECEMBER 31,   DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
INVESTMENT DIVISIONS                           2005          2004             2003             2002
                                            ------------   ------------     ------------    ------------
JNL/Franklin Templeton Small Cap
Value Division(837)

  Accumulation unit value:
    Beginning of period                     $      10.17            N/A              N/A             N/A
    End of period                           $      10.91            N/A              N/A             N/A
  Accumulation units outstanding
  at the end of period                             2,188            N/A              N/A             N/A

JNL/MCM Nasdaq 15 Division(717)

  Accumulation unit value:
    Beginning of period                     $      10.83   $      10.78              N/A             N/A
    End of period                           $      10.54   $      10.83              N/A             N/A
  Accumulation units outstanding
  at the end of period                             4,532            186              N/A             N/A

JNL/MCM Value Line 25 Division(698)

  Accumulation unit value:
    Beginning of period                     $      11.42   $      10.46              N/A             N/A
    End of period                           $      15.59   $      11.42              N/A             N/A
  Accumulation units outstanding
  at the end of period                            48,519            613              N/A             N/A

JNL/MCM JNL 5 Division(714)

  Accumulation unit value:
    Beginning of period                     $      10.90   $      10.56              N/A             N/A
    End of period                           $      11.86   $      10.90              N/A             N/A
  Accumulation units outstanding
  at the end of period                           207,362         42,869              N/A             N/A

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                     $      11.07   $      10.14              N/A             N/A
    End of period                           $      11.95   $      11.07              N/A             N/A
  Accumulation units outstanding
  at the end of period                            48,913          9,354              N/A             N/A

JNL/S&P Managed Moderate Division(716)

  Accumulation unit value:
    Beginning of period                     $      10.50   $      10.34              N/A             N/A
    End of period                           $      10.84   $      10.50              N/A             N/A
  Accumulation units outstanding
  at the end of period                             1,028          1,031              N/A             N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative Division(683)

  Accumulation unit value:
    Beginning of period                    $      10.31     $       9.96          N/A              N/A
    End of period                          $      10.51     $      10.31          N/A              N/A
  Accumulation units outstanding
  at the end of period                            3,785            1,904          N/A              N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.70%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
 Division(85)

  Accumulation unit value:
    Beginning of period                    $       8.18     $       7.48     $       5.90     $       7.88
    End of period                          $       8.39     $       8.18     $       7.48     $       5.90
  Accumulation units outstanding
  at the end of period                          165,233          172,443           88,530           22,441

JNL/FMR Capital Growth Division(146)

  Accumulation unit value:
    Beginning of period                    $      20.41     $      17.59     $      13.19     $      14.26
    End of period                          $      21.30     $      20.41     $      17.59     $      13.19
  Accumulation units outstanding
  at the end of period                           19,672           25,577            9,073              582

JNL/Select Large Cap Growth Division(55)

  Accumulation unit value:
    Beginning of period                    $      25.38     $      23.12     $      17.36     $      23.53
    End of period                          $      26.12     $      25.38     $      23.12     $      17.36
  Accumulation units outstanding
  at the end of period                           36,312           29,322           13,009            4,212

JNL/Select Global Growth Division(598)

  Accumulation unit value:
    Beginning of period                    $      22.55     $      20.13              N/A              N/A
    End of period                          $      22.59     $      22.55              N/A              N/A
  Accumulation units outstanding
  at the end of period                           24,719            4,077              N/A              N/A

JNL/Select Balanced Division(85)

  Accumulation unit value:
    Beginning of period                    $      22.37     $      20.52     $      17.17     $      18.36
    End of period                          $      23.16     $      22.37     $      20.52     $      17.17
  Accumulation units outstanding
  at the end of period                          251,275          149,906           46,180           28,301

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division(80)

  Accumulation unit value:
    Beginning of period                    $      19.62     $      17.65     $      14.11     $      18.25
    End of period                          $      20.98     $      19.62     $      17.65     $      14.11
  Accumulation units outstanding
  at the end of period                           11,082            8,016            4,835            3,491

JNL/Putnam Value Equity Division(53)

  Accumulation unit value:
    Beginning of period                    $      19.26     $      17.85     $      14.58     $      17.79
    End of period                          $      19.87     $      19.26     $      17.85     $      14.58
  Accumulation units outstanding
  at the end of period                           44,195           37,620           15,931            2,639

JNL/Select Money Market Division(80)

  Accumulation unit value:
    Beginning of period                    $      11.87     $      11.98     $      12.13     $      12.19
    End of period                          $      11.98     $      11.87     $      11.98     $      12.13
  Accumulation units outstanding
  at the end of period                          141,087           77,098           90,558          119,519

JNL/PPM America High Yield Bond
Division(82)

  Accumulation unit value:
    Beginning of period                             N/A     $      15.11     $      12.95     $      13.01
    End of period                                   N/A     $      15.59     $      15.11     $      12.95
  Accumulation units outstanding
  at the end of period                              N/A                -          119,961            9,786

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $      15.14     $      14.83     $      14.91     $      13.74
    End of period                          $      15.24     $      15.14     $      14.83     $      14.91
  Accumulation units outstanding
  at the end of period                          123,611           83,122           63,990           17,862

JNL/Salomon Brothers Strategic
Bond Division(132)

  Accumulation unit value:
    Beginning of period                    $      18.10     $      17.22     $      15.43     $      14.78
    End of period                          $      18.26     $      18.10     $      17.22     $      15.43
  Accumulation units outstanding
  at the end of period                          232,675          117,781           57,226            5,277

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $      25.05     $      23.19     $      18.07     $      22.71
    End of period                          $      26.13     $      25.05     $      23.19     $      18.07
  Accumulation units outstanding
  at the end of period                          113,843           88,660           26,241            3,238

JNL/T. Rowe Price Mid-Cap Growth
Division(52)

  Accumulation unit value:
    Beginning of period                    $      32.52     $      28.03     $      20.57     $      25.34
    End of period                          $      36.48     $      32.52     $      28.03     $      20.57
  Accumulation units outstanding
  at the end of period                          142,408           95,024           29,647            3,919

JNL/JPMorgan International Equity
Division(183)

  Accumulation unit value:
    Beginning of period                    $      13.10     $      11.45     $       9.06     $       9.40
    End of period                          $      14.25     $      13.10     $      11.45     $       9.06
  Accumulation units outstanding
  at the end of period                           61,775           38,985           17,968            5,498

JNL/Alger Growth Division(71)

  Accumulation unit value:
    Beginning of period                    $      16.98     $      16.44     $      12.36     $      18.36
    End of period                          $      18.74     $      16.98     $      16.44     $      12.36
  Accumulation units outstanding
  at the end of period                           67,591           52,129           27,303           12,515

JNL/Eagle Core Equity Division(55)

  Accumulation unit value:
    Beginning of period                    $      16.77     $      16.41     $      13.10     $      16.36
    End of period                          $      17.04     $      16.77     $      16.41     $      13.10
  Accumulation units outstanding
  at the end of period                           46,003           46,004           13,491            5,136

JNL/Eagle SmallCap Equity Division(80)

  Accumulation unit value:
    Beginning of period                    $      19.09     $      16.35     $      11.88     $      16.53
    End of period                          $      19.24     $      19.09     $      16.35     $      11.88
  Accumulation units outstanding
  at the end of period                           93,072           40,531           16,463           14,218

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division(52)

  Accumulation unit value:
    Beginning of period                    $      12.35     $      11.47     $       9.91     $      10.81
    End of period                          $      12.92     $      12.35     $      11.47     $       9.91
  Accumulation units outstanding
  at the end of period                        1,352,590          845,092          351,796          101,162

JNL/S&P Managed Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $      12.65     $      11.55     $       9.65     $      10.96
    End of period                          $      13.37     $      12.65     $      11.55     $       9.65
  Accumulation units outstanding
  at the end of period                        1,734,250        1,508,475          536,724          145,834

JNL/S&P Managed Aggressive Growth
Division(80)

  Accumulation unit value:
    Beginning of period                    $      12.43     $      11.22     $       9.00     $      11.30
    End of period                          $      13.25     $      12.43     $      11.22     $       9.00
  Accumulation units outstanding
  at the end of period                          716,600          742,983           91,417           54,036

JNL/S&P Very Aggressive Growth
Division I(78)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.83     $       8.43     $      11.18
    End of period                                   N/A     $      11.06     $      10.83     $       8.43
  Accumulation units outstanding
  at the end of period                              N/A                -           14,467           17,011

JNL/S&P Equity Growth Division I(80)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.11     $       7.94     $      10.51
    End of period                                   N/A     $      10.28     $      10.11     $       7.94
  Accumulation units outstanding
  at the end of period                              N/A                -           97,538           30,006

JNL/S&P Equity Aggressive Growth
Division I(139)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.34     $       8.09     $       9.26
    End of period                                   N/A     $      10.54     $      10.34     $       8.09
  Accumulation units outstanding
  at the end of period                              N/A                -           13,450              733

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(83)

  Accumulation unit value:
    Beginning of period                    $      10.42     $       9.63     $       7.66     $      10.02
    End of period                          $      10.69     $      10.42     $       9.63     $       7.66
  Accumulation units outstanding
  at the end of period                        1,080,434          664,455          201,966           49,124

JNL/MCM S&P 400 MidCap Index Division(119)

  Accumulation unit value:
    Beginning of period                    $      12.75     $      11.20     $       8.47     $      10.70
    End of period                          $      14.04     $      12.75     $      11.20     $       8.47
  Accumulation units outstanding
  at the end of period                          487,124          367,456           86,603           12,927

JNL/Alliance Capital Growth Division(55)

  Accumulation unit value:
    Beginning of period                    $       9.73     $       9.31     $       7.62     $      10.39
    End of period                          $       7.93     $       9.73     $       9.31     $       7.62
  Accumulation units outstanding
  at the end of period                                -           28,448           14,322            7,961

JNL/JPMorgan International Value
Division(237)

  Accumulation unit value:
    Beginning of period                    $      10.25     $       8.51     $       6.21     $       6.35
    End of period                          $      11.95     $      10.25     $       8.51     $       6.21
  Accumulation units outstanding
  at the end of period                          225,353          106,070           24,117            1,502

JNL/PIMCO Total Return Bond Division(52)

  Accumulation unit value:
    Beginning of period                    $      13.68     $      13.33     $      12.94     $      12.30
    End of period                          $      13.77     $      13.68     $      13.33     $      12.94
  Accumulation units outstanding
  at the end of period                          528,417          278,834          170,296           81,007

JNL/MCM Small Cap Index Division(119)

  Accumulation unit value:
    Beginning of period                    $      13.07     $      11.32     $       7.89     $      10.42
    End of period                          $      13.39     $      13.07     $      11.32     $       7.89
  Accumulation units outstanding
  at the end of period                          464,401          335,267           80,310            9,013

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index Division(119)

  Accumulation unit value:
    Beginning of period                    $      13.49     $      11.48     $       8.50     $      10.66
    End of period                          $      15.02     $      13.49     $      11.48     $       8.50
  Accumulation units outstanding
  at the end of period                          483,043          317,955           53,668           14,043

JNL/Lazard Small Cap Value Division(52)

  Accumulation unit value:
    Beginning of period                    $      14.34     $      12.64     $       9.26     $      11.22
    End of period                          $      14.75     $      14.34     $      12.64     $       9.26
  Accumulation units outstanding
  at the end of period                          151,416          113,442           37,535           11,809

JNL/Lazard Mid Cap Value Division(85)

  Accumulation unit value:
    Beginning of period                    $      16.89     $      13.78     $      10.87     $      13.37
    End of period                          $      18.07     $      16.89     $      13.78     $      10.87
  Accumulation units outstanding
  at the end of period                          213,843          117,716           29,904           11,098

JNL/MCM Bond Index Division(119)

  Accumulation unit value:
    Beginning of period                    $      11.02     $      10.82     $      10.68     $       9.99
    End of period                          $      11.04     $      11.02     $      10.82     $      10.68
  Accumulation units outstanding
  at the end of period                          444,931          280,223           69,681            5,947

JNL/S&P Core Index 100 Division(114)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.23     $       8.52     $       9.68
    End of period                                   N/A     $      10.40     $      10.23     $       8.52
  Accumulation units outstanding
  at the end of period                              N/A                -           31,154            3,180

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $      12.82     $      12.47              N/A              N/A
    End of period                          $      12.81     $      12.82              N/A              N/A
  Accumulation units outstanding
  at the end of period                          346,727          302,067              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division(96)

  Accumulation unit value:
    Beginning of period                             N/A     $       9.93     $       7.71     $      10.06
    End of period                                   N/A     $      10.11     $       9.93     $       7.71
  Accumulation units outstanding
  at the end of period                              N/A                -           18,092            1,436

JNL/S&P Core Index 75 Division(427)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.09     $       9.49              N/A
    End of period                                   N/A     $      10.29     $      10.09              N/A
  Accumulation units outstanding
  at the end of period                              N/A                -            5,951              N/A

JNL/MCM Dow(SM) 10 Division(119)

  Accumulation unit value:
    Beginning of period                    $       9.47     $       9.37     $       7.58     $       9.25
    End of period                          $       8.79     $       9.47     $       9.37     $       7.58
  Accumulation units outstanding
  at the end of period                        1,254,953        1,061,128          349,028           28,172

JNL/Putnam Midcap Growth Division(85)

  Accumulation unit value:
    Beginning of period                    $       7.47     $       6.41     $       4.88     $       6.85
    End of period                          $       8.24     $       7.47     $       6.41     $       4.88
  Accumulation units outstanding
  at the end of period                          132,440           54,560           11,941           11,094

JNL/T. Rowe Price Value Division(53)

  Accumulation unit value:
    Beginning of period                    $      13.04     $      11.51     $       9.01     $      10.74
    End of period                          $      13.60     $      13.04     $      11.51     $       9.01
  Accumulation units outstanding
  at the end of period                          370,934          273,630           85,597           28,736

JNL/FMR Balanced Division(71)

  Accumulation unit value:
    Beginning of period                    $      10.05     $       9.34     $       8.36     $       9.22
    End of period                          $      10.88     $      10.05     $       9.34     $       8.36
  Accumulation units outstanding
  at the end of period                          168,377          122,734           57,287           17,956

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth
Division(55)

  Accumulation unit value:
    Beginning of period                    $      11.21     $       9.67     $       7.00     $       8.87
    End of period                          $      12.54     $      11.21     $       9.67     $       7.00
  Accumulation units outstanding
  at the end of period                          207,186          191,468           29,716           22,855

JNL/Oppenheimer Growth Division(53)

  Accumulation unit value:
    Beginning of period                    $       8.12     $       7.92     $       6.84     $       8.80
    End of period                          $       8.71     $       8.12     $       7.92     $       6.84
  Accumulation units outstanding
  at the end of period                           43,671           43,328           12,386            2,195

JNL/Select Value Division(260)

  Accumulation unit value:
    Beginning of period                    $      16.33     $      14.48     $      10.44              N/A
    End of period                          $      17.37     $      16.33     $      14.48              N/A
  Accumulation units outstanding
  at the end of period                           69,883           46,918           17,117              N/A

JNL/MCM Global 15 Division(119)

  Accumulation unit value:
    Beginning of period                    $      11.62     $       9.23     $       7.05     $       8.93
    End of period                          $      12.59     $      11.62     $       9.23     $       7.05
  Accumulation units outstanding
  at the end of period                          990,713          659,497          241,400           15,413

JNL/MCM 25 Division(119)

  Accumulation unit value:
    Beginning of period                    $      11.81     $       9.86     $       7.55     $       9.65
    End of period                          $      11.28     $      11.81     $       9.86     $       7.55
  Accumulation units outstanding
  at the end of period                        1,094,639          737,111          277,602           25,467

JNL/MCM Consumer Brands Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $      10.74     $       9.92     $       9.62              N/A
    End of period                          $      10.30     $      10.74     $       9.92              N/A
  Accumulation units outstanding
  at the end of period                           38,533           35,742            2,617              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(119)

  Accumulation unit value:
    Beginning of period                    $      18.17     $      16.42     $      11.28     $      15.13
    End of period                          $      19.46     $      18.17     $      16.42     $      11.28
  Accumulation units outstanding
  at the end of period                          539,705          388,958          137,763            9,301

JNL/MCM Technology Sector Division(477)

  Accumulation unit value:
    Beginning of period                    $       5.65     $       5.68     $       5.45              N/A
    End of period                          $       5.69     $       5.65     $       5.68              N/A
  Accumulation units outstanding
  at the end of period                          103,401           78,647            4,619              N/A

JNL/MCM Healthcare Sector Division(477)

  Accumulation unit value:
    Beginning of period                    $      10.63     $      10.45     $      10.18              N/A
    End of period                          $      11.25     $      10.63     $      10.45              N/A
  Accumulation units outstanding
  at the end of period                          123,721          107,859            2,474              N/A

JNL/MCM Financial Sector Division(477)

  Accumulation unit value:
    Beginning of period                    $      11.96     $      10.72     $      10.39              N/A
    End of period                          $      12.48     $      11.96     $      10.72              N/A
  Accumulation units outstanding
  at the end of period                           51,832           46,388            2,423              N/A

JNL/MCM Oil & Gas Sector Division(477)

  Accumulation unit value:
    Beginning of period                    $      17.16     $      13.09     $      12.54              N/A
    End of period                          $      23.08     $      17.16     $      13.09              N/A
  Accumulation units outstanding
  at the end of period                          115,812           88,964            2,007              N/A

JNL/MCM Communications Sector
Division(477)

  Accumulation unit value:
    Beginning of period                    $       4.49     $       3.88     $       3.64              N/A
    End of period                          $       4.46     $       4.49     $       3.88              N/A
  Accumulation units outstanding
  at the end of period                           53,153           33,777            6,911              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(119)

  Accumulation unit value:
    Beginning of period                    $       9.83     $       8.50     $       7.27     $       9.81
    End of period                          $      13.26     $       9.83     $       8.50     $       7.27
  Accumulation units outstanding
  at the end of period                        1,022,473          771,336          294,861           13,413

JNL/AIM Premier Equity II Division(53)

  Accumulation unit value:
    Beginning of period                             N/A     $       9.37     $       7.77     $      10.31
    End of period                                   N/A     $       9.16     $       9.37     $       7.77
  Accumulation units outstanding
  at the end of period                              N/A                -            9,227            4,908

JNL/AIM Small Cap Growth Division(85)

  Accumulation unit value:
    Beginning of period                    $      11.82     $      11.25     $       8.26     $      11.20
    End of period                          $      12.60     $      11.82     $      11.25     $       8.26
  Accumulation units outstanding
  at the end of period                           72,209           56,399           28,339            5,948

JNL/AIM Large Cap Growth Division(127)

  Accumulation unit value:
    Beginning of period                    $      11.08     $      10.25     $       8.01     $       9.51
    End of period                          $      11.68     $      11.08     $      10.25     $       8.01
  Accumulation units outstanding
  at the end of period                          152,528          141,306           41,266            6,740

JNL/AIM Real Estate Division(838)

  Accumulation unit value:
    Beginning of period                    $      10.22              N/A              N/A              N/A
    End of period                          $      11.57              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           30,633              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(842)

  Accumulation unit value:
    Beginning of period                    $      10.46              N/A              N/A              N/A
    End of period                          $      11.26              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           17,079              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division(842)

  Accumulation unit value:
    Beginning of period                    $      10.38              N/A         N/A              N/A
    End of period                          $      10.91              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                           10,778              N/A         N/A              N/A

JNL/MCM Nasdaq 15 Division(690)

  Accumulation unit value:
    Beginning of period                    $      10.83     $       9.85         N/A              N/A
    End of period                          $      10.54     $      10.83         N/A              N/A
  Accumulation units outstanding
  at the end of period                           81,270           12,870         N/A              N/A

JNL/MCM Value Line 25 Division(680)

  Accumulation unit value:
    Beginning of period                    $      11.42     $       9.76         N/A              N/A
    End of period                          $      15.59     $      11.42         N/A              N/A
  Accumulation units outstanding
  at the end of period                          458,423           46,078         N/A              N/A

JNL/MCM JNL 5 Division(686)

  Accumulation unit value:
    Beginning of period                    $      10.90     $       9.72         N/A              N/A
    End of period                          $      11.86     $      10.90         N/A              N/A
  Accumulation units outstanding
  at the end of period                        2,031,465          167,871         N/A              N/A

JNL/MCM VIP Division(686)

  Accumulation unit value:
    Beginning of period                    $      11.07     $       9.76         N/A              N/A
    End of period                          $      11.95     $      11.07         N/A              N/A
  Accumulation units outstanding
  at the end of period                          408,637           49,555         N/A              N/A

JNL/S&P Managed Moderate Division(675)

  Accumulation unit value:
    Beginning of period                    $      10.50     $      10.00         N/A              N/A
    End of period                          $      10.84     $      10.50         N/A              N/A
  Accumulation units outstanding
  at the end of period                          583,596           43,635         N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative
Division(697)

  Accumulation unit value:
    Beginning of period                    $      10.31     $      10.09         N/A              N/A
    End of period                          $      10.51     $      10.31         N/A              N/A
  Accumulation units outstanding
  at the end of period                          195,691           75,180         N/A              N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.71%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(109)

  Accumulation unit value:
    Beginning of period                    $       8.18     $       7.48     $       5.89     $       7.15
    End of period                          $       8.38     $       8.18     $       7.48     $       5.89
  Accumulation units outstanding
  at the end of period                          384,109        1,125,896          972,745          570,485

JNL/FMR Capital Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $      20.39     $      17.58     $      13.18     $      16.88
    End of period                          $      21.28     $      20.39     $      17.58     $      13.18
  Accumulation units outstanding
  at the end of period                           44,555           50,921           60,414           20,669

JNL/Select Large Cap Growth Division(107)

  Accumulation unit value:
    Beginning of period                    $      25.35     $      23.09     $      17.34     $      21.72
    End of period                          $      26.08     $      25.35     $      23.09     $      17.34
  Accumulation units outstanding
  at the end of period                           78,952          114,531           73,433           16,236

JNL/Select Global Growth Division(586)

  Accumulation unit value:
    Beginning of period                    $      22.53     $      20.20              N/A              N/A
    End of period                          $      22.57     $      22.53              N/A              N/A
  Accumulation units outstanding
  at the end of period                            6,789            2,096              N/A              N/A

JNL/Select Balanced Division(107)

  Accumulation unit value:
    Beginning of period                    $      22.35     $      20.51     $      17.16     $      18.49
    End of period                          $      23.14     $      22.35     $      20.51     $      17.16
  Accumulation units outstanding
  at the end of period                          565,119          560,842          364,499          256,702

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $      19.60     $      17.64     $      14.10     $      16.79
    End of period                          $      20.95     $      19.60     $      17.64     $      14.10
  Accumulation units outstanding
  at the end of period                           53,470           34,264           30,842           15,678

JNL/Putnam Value Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $      19.24     $      17.84     $      14.57     $      17.45
    End of period                          $      19.85     $      19.24     $      17.84     $      14.57
  Accumulation units outstanding
  at the end of period                          169,971          185,087          135,879           69,950

JNL/Select Money Market Division(106)

  Accumulation unit value:
    Beginning of period                    $      11.88     $      11.99     $      12.14     $      12.19
    End of period                          $      11.99     $      11.88     $      11.99     $      12.14
  Accumulation units outstanding
  at the end of period                          420,133          378,910          506,139          207,572

JNL/PPM America High Yield Bond
Division(107)

  Accumulation unit value:
    Beginning of period                             N/A     $      15.09     $      12.94     $      13.07
    End of period                                   N/A     $      15.57     $      15.09     $      12.94
  Accumulation units outstanding
  at the end of period                              N/A                -          584,907          115,052

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(106)

  Accumulation unit value:
    Beginning of period                    $      15.12     $      14.82     $      14.90     $      13.83
    End of period                          $      15.22     $      15.12     $      14.82     $      14.90
  Accumulation units outstanding
  at the end of period                          393,552          429,398          403,991          475,440

JNL/Salomon Brothers Strategic
Bond Division(106)

  Accumulation unit value:
    Beginning of period                    $      18.08     $      17.20     $      15.41     $      14.88
    End of period                          $      18.24     $      18.08     $      17.20     $      15.41
  Accumulation units outstanding
  at the end of period                          340,828          330,189          305,592           68,312

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division(106)

  Accumulation unit value:
    Beginning of period                    $      25.03     $      23.17     $      18.06     $      22.30
    End of period                          $      26.10     $      25.03     $      23.17     $      18.06
  Accumulation units outstanding
  at the end of period                          534,017          550,947          355,609          126,302

JNL/T. Rowe Price Mid-Cap Growth
Division(106)

  Accumulation unit value:
    Beginning of period                    $      32.49     $      28.00     $      20.55     $      26.19
    End of period                          $      36.44     $      32.49     $      28.00     $      20.55
  Accumulation units outstanding
  at the end of period                          308,400          350,424          237,954           73,503

JNL/JPMorgan International Equity
Division(106)

  Accumulation unit value:
    Beginning of period                    $      13.08     $      11.44     $       9.06     $      11.58
    End of period                          $      14.24     $      13.08     $      11.44     $       9.06
  Accumulation units outstanding
  at the end of period                          192,135          168,545          173,933           83,070

JNL/Alger Growth Division(109)

  Accumulation unit value:
    Beginning of period                    $      16.96     $      16.43     $      12.35     $      16.22
    End of period                          $      18.72     $      16.96     $      16.43     $      12.35
  Accumulation units outstanding
  at the end of period                          217,358          251,087          213,480           45,079

JNL/Eagle Core Equity Division(106)

  Accumulation unit value:
    Beginning of period                    $      16.75     $      16.03     $      13.09     $      16.27
    End of period                          $      17.02     $      16.75     $      16.03     $      13.09
  Accumulation units outstanding
  at the end of period                          227,035          265,234          214,467           98,238

JNL/Eagle SmallCap Equity Division(107)

  Accumulation unit value:
    Beginning of period                    $      19.08     $      16.33     $      11.87     $      16.58
    End of period                          $      19.23     $      19.08     $      16.33     $      11.87
  Accumulation units outstanding
  at the end of period                          129,325          165,210           96,168           72,682

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division(109)

  Accumulation unit value:
    Beginning of period                    $      12.35     $      11.46     $       9.90     $      10.71
    End of period                          $      12.91     $      12.35     $      11.46     $       9.90
  Accumulation units outstanding
  at the end of period                        2,884,112        2,873,656        2,017,755          948,266

JNL/S&P Managed Growth Division(107)

  Accumulation unit value:
    Beginning of period                    $      12.64     $      11.55     $       9.65     $      11.08
    End of period                          $      13.35     $      12.64     $      11.55     $       9.65
  Accumulation units outstanding
  at the end of period                        3,534,392        4,030,819        2,692,625        1,102,927

JNL/S&P Managed Aggressive Growth
Division(106)

  Accumulation unit value:
    Beginning of period                    $      12.42     $      11.22     $       9.00     $      10.96
    End of period                          $      13.24     $      12.42     $      11.22     $       9.00
  Accumulation units outstanding
  at the end of period                        2,147,096        2,359,177          686,881          388,307

JNL/S&P Very Aggressive Growth
Division I(110)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.82     $       8.43     $      10.34
    End of period                                   N/A     $      11.05     $      10.82     $       8.43
  Accumulation units outstanding
  at the end of period                              N/A                -          184,169           93,287

JNL/S&P Equity Growth Division I(107)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.10     $       7.93     $      10.05
    End of period                                   N/A     $      10.27     $      10.10     $       7.93
  Accumulation units outstanding
  at the end of period                              N/A                -          604,639          275,146

JNL/S&P Equity Aggressive Growth
Division I(113)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.33     $       8.09     $       9.96
    End of period                                   N/A     $      10.54     $      10.33     $       8.09
  Accumulation units outstanding
  at the end of period                              N/A                -          297,045          126,761

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(107)

  Accumulation unit value:
    Beginning of period                    $      10.42     $       9.63     $       7.66     $       9.48
    End of period                          $      10.69     $      10.42     $       9.63     $       7.66
  Accumulation units outstanding
  at the end of period                        1,689,436        1,952,718        1,371,856          405,146

JNL/MCM S&P 400 MidCap Index Division(107)

  Accumulation unit value:
    Beginning of period                    $      12.75     $      11.20     $       8.47     $      10.70
    End of period                          $      14.03     $      12.75     $      11.20     $       8.47
  Accumulation units outstanding
  at the end of period                          784,435          897,902          619,976          216,340

JNL/Alliance Capital Growth Division(107)

  Accumulation unit value:
    Beginning of period                    $       9.72     $       9.30     $       7.61     $       9.71
    End of period                          $       8.83     $       9.72     $       9.30     $       7.61
  Accumulation units outstanding
  at the end of period                                -          159,599          187,286          114,592

JNL/JPMorgan International Value
Division(207)

  Accumulation unit value:
    Beginning of period                    $      10.25     $       8.51     $       6.21     $       5.88
    End of period                          $      11.94     $      10.25     $       8.51     $       6.21
  Accumulation units outstanding
  at the end of period                          508,374          423,661          170,252           11,507

JNL/PIMCO Total Return Bond Division(106)

  Accumulation unit value:
    Beginning of period                    $      13.67     $      13.32     $      12.93     $      12.32
    End of period                          $      13.75     $      13.67     $      13.32     $      12.93
  Accumulation units outstanding
  at the end of period                        1,219,820        1,219,668        1,100,315          749,211

JNL/MCM Small Cap Index Division(107)

  Accumulation unit value:
    Beginning of period                    $      13.06     $      11.32     $       7.89     $      10.63
    End of period                          $      13.38     $      13.06     $      11.32     $       7.89
  Accumulation units outstanding
  at the end of period                          637,722          777,472          580,646          199,123

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index Division(107)

  Accumulation unit value:
    Beginning of period                    $      13.48     $      11.47     $       8.50     $      10.42
    End of period                          $      15.01     $      13.48     $      11.47     $       8.50
  Accumulation units outstanding
  at the end of period                          760,814          747,452          428,583          167,453

JNL/Lazard Small Cap Value Division(107)

  Accumulation unit value:
    Beginning of period                    $      14.33     $      12.63     $       9.26     $      12.25
    End of period                          $      14.74     $      14.33     $      12.63     $       9.26
  Accumulation units outstanding
  at the end of period                          475,422          610,104          486,671          225,127

JNL/Lazard Mid Cap Value Division(108)

  Accumulation unit value:
    Beginning of period                    $      16.88     $      13.77     $      10.87     $      13.19
    End of period                          $      18.06     $      16.88     $      13.77     $      10.87
  Accumulation units outstanding
  at the end of period                          482,589          519,863          310,074          142,885

JNL/MCM Bond Index Division(107)

  Accumulation unit value:
    Beginning of period                    $      11.01     $      10.81     $      10.68     $       9.97
    End of period                          $      11.03     $      11.01     $      10.81     $      10.68
  Accumulation units outstanding
  at the end of period                          591,935          663,190          375,960          210,570

JNL/S&P Core Index 100 Division(109)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.23     $       8.52     $       9.57
    End of period                                   N/A     $      10.40     $      10.23     $       8.52
  Accumulation units outstanding
  at the end of period                              N/A                -          403,895          314,250

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $      12.81     $      12.46              N/A              N/A
    End of period                          $      12.80     $      12.81              N/A              N/A
  Accumulation units outstanding
  at the end of period                          704,720          878,686              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division(113)

  Accumulation unit value:
    Beginning of period                             N/A     $       9.93     $       7.71     $       9.48
    End of period                                   N/A     $      10.10     $       9.93     $       7.71
  Accumulation units outstanding
  at the end of period                              N/A                -           84,700           46,327

JNL/S&P Core Index 75 Division(109)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.09     $       8.12     $       9.50
    End of period                                   N/A     $      10.28     $      10.09     $       8.12
  Accumulation units outstanding
  at the end of period                              N/A                -           31,917           23,019

JNL/MCM Dow(SM) 10 Division(107)

  Accumulation unit value:
    Beginning of period                    $       9.47     $       9.36     $       7.57     $       9.09
    End of period                          $       8.78     $       9.47     $       9.36     $       7.57
  Accumulation units outstanding
  at the end of period                        2,237,748        2,517,375        1,869,664          661,018

JNL/Putnam Midcap Growth Division(107)

  Accumulation unit value:
    Beginning of period                    $       7.47     $       6.41     $       4.88     $       6.47
    End of period                          $       8.23     $       7.47     $       6.41     $       4.88
  Accumulation units outstanding
  at the end of period                          260,222          283,040          174,021           53,866

JNL/T. Rowe Price Value Division(107)

  Accumulation unit value:
    Beginning of period                    $      13.03     $      11.50     $       9.01     $      11.22
    End of period                          $      13.60     $      13.03     $      11.50     $       9.01
  Accumulation units outstanding
  at the end of period                          883,089          963,135          637,132          236,815

JNL/FMR Balanced Division(107)

  Accumulation unit value:
    Beginning of period                    $      10.05     $       9.34     $       8.35     $       9.07
    End of period                          $      10.87     $      10.05     $       9.34     $       8.35
  Accumulation units outstanding
  at the end of period                          364,560          357,235          240,159           96,057

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth
Division(106)

  Accumulation unit value:
    Beginning of period                    $      11.21     $       9.67     $       7.00     $       9.04
    End of period                          $      12.53     $      11.21     $       9.67     $       7.00
  Accumulation units outstanding
  at the end of period                          508,440          489,848          344,494          156,251

JNL/Oppenheimer Growth Division(117)

  Accumulation unit value:
    Beginning of period                    $       8.11     $       7.92     $       6.84     $       8.60
    End of period                          $       8.71     $       8.11     $       7.92     $       6.84
  Accumulation units outstanding
  at the end of period                          233,802          213,640          140,865           47,078

JNL/Select Value Division(233)

  Accumulation unit value:
    Beginning of period                    $      16.33     $      14.47     $      10.92     $      11.08
    End of period                          $      17.36     $      16.33     $      14.47     $      10.92
  Accumulation units outstanding
  at the end of period                          242,097          217,675           95,850            1,213

JNL/MCM Global 15 Division(109)

  Accumulation unit value:
    Beginning of period                    $      11.62     $       9.22     $       7.05     $       8.83
    End of period                          $      12.58     $      11.62     $       9.22     $       7.05
  Accumulation units outstanding
  at the end of period                        1,994,538        2,219,288        1,440,513          510,581

JNL/MCM 25 Division(109)

  Accumulation unit value:
    Beginning of period                    $      11.81     $       9.85     $       7.55     $       9.57
    End of period                          $      11.27     $      11.81     $       9.85     $       7.55
  Accumulation units outstanding
  at the end of period                        1,939,048        2,192,073        1,670,335          665,655

JNL/MCM Consumer Brands Sector
Division(487)

  Accumulation unit value:
    Beginning of period                    $      10.73     $       9.83              N/A              N/A
    End of period                          $      10.30     $      10.73              N/A              N/A
  Accumulation units outstanding
  at the end of period                           28,428           23,442              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(109)

  Accumulation unit value:
    Beginning of period                    $      18.16     $      16.41     $      11.28     $      14.99
    End of period                          $      19.45     $      18.16     $      16.41     $      11.28
  Accumulation units outstanding
  at the end of period                        1,085,380        1,181,680          954,110          329,371

JNL/MCM Technology Sector Division(481)

  Accumulation unit value:
    Beginning of period                    $       5.64     $       5.68     $       5.60              N/A
    End of period                          $       5.68     $       5.64     $       5.68              N/A
  Accumulation units outstanding
  at the end of period                          260,379          162,444              369              N/A

JNL/MCM Healthcare Sector Division(481)

  Accumulation unit value:
    Beginning of period                    $      10.62     $      10.45     $      10.27              N/A
    End of period                          $      11.24     $      10.62     $      10.45              N/A
  Accumulation units outstanding
  at the end of period                          260,127           64,134            1,701              N/A

JNL/MCM Financial Sector Division(479)

  Accumulation unit value:
    Beginning of period                    $      11.95     $      10.71     $      10.50              N/A
    End of period                          $      12.47     $      11.95     $      10.71              N/A
  Accumulation units outstanding
  at the end of period                          127,926           45,061              827              N/A

JNL/MCM Oil & Gas Sector Division(491)

  Accumulation unit value:
    Beginning of period                    $      17.15     $      13.17              N/A              N/A
    End of period                          $      23.06     $      17.15              N/A              N/A
  Accumulation units outstanding
  at the end of period                          284,665          247,879              N/A              N/A

JNL/MCM Communications Sector
Division(496)

  Accumulation unit value:
    Beginning of period                    $       4.49     $       4.12              N/A              N/A
    End of period                          $       4.46     $       4.49              N/A              N/A
  Accumulation units outstanding
  at the end of period                           55,415          218,541              N/A              N/A

                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                       2005           2004           2003           2002
                                        ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(109)

  Accumulation unit value:
    Beginning of period                 $       9.82   $       8.49   $       7.26   $       9.65
    End of period                       $      13.25   $       9.82   $       8.49   $       7.26
  Accumulation units outstanding
  at the end of period                     2,201,886      2,212,276      1,645,470        528,998

JNL/AIM Premier Equity II Division
(106)

  Accumulation unit value:
    Beginning of period                          N/A   $       9.37   $       7.77   $      10.29
    End of period                                N/A   $       9.16   $       9.37   $       7.77
  Accumulation units outstanding
  at the end of period                           N/A              -         68,965         33,713

JNL/AIM Small Cap Growth Division
(106)

  Accumulation unit value:
    Beginning of period                 $      11.81   $      11.25   $       8.26   $      10.97
    End of period                       $      12.59   $      11.81   $      11.25   $       8.26
  Accumulation units outstanding
  at the end of period                       244,031        252,679        235,990         99,897

JNL/AIM Large Cap Growth Division
(107)

  Accumulation unit value:
    Beginning of period                 $      11.08   $      10.24   $       8.01   $       9.92
    End of period                       $      11.68   $      11.08   $      10.24   $       8.01
  Accumulation units outstanding
  at the end of period                       473,388        521,740        283,276        107,372

JNL/AIM Real Estate Division(822)

  Accumulation unit value:
    Beginning of period                 $      10.07            N/A            N/A            N/A
    End of period                       $      11.57            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                        61,130            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division(825)

  Accumulation unit value:
    Beginning of period                 $      10.21            N/A            N/A            N/A
    End of period                       $      11.26            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                        66,979            N/A            N/A            N/A

                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                       2005           2004           2003           2002
                                       ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(830)

  Accumulation unit value:
    Beginning of period                $       9.95            N/A            N/A            N/A
    End of period                      $      10.91            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                       33,737            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division(676)

  Accumulation unit value:
    Beginning of period                $      10.83   $      10.00            N/A            N/A
    End of period                      $      10.53   $      10.83            N/A            N/A
  Accumulation units outstanding
  at the end of period                      113,401         60,916            N/A            N/A

JNL/MCM Value Line 25 Division(676)

  Accumulation unit value:
    Beginning of period                $      11.42   $      10.00            N/A            N/A
    End of period                      $      15.59   $      11.42            N/A            N/A
  Accumulation units outstanding
  at the end of period                      826,492        205,217            N/A            N/A

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                $      10.90   $       9.92            N/A            N/A
    End of period                      $      11.86   $      10.90            N/A            N/A
  Accumulation units outstanding
  at the end of period                    2,192,356        323,902            N/A            N/A

JNL/MCM VIP Division(677)

  Accumulation unit value:
    Beginning of period                $      11.07   $      10.05            N/A            N/A
    End of period                      $      11.95   $      11.07            N/A            N/A
  Accumulation units outstanding
  at the end of period                      405,530         71,606            N/A            N/A

JNL/S&P Managed Moderate Division
(690)

  Accumulation unit value:
    Beginning of period                $      10.50   $       9.87            N/A            N/A
    End of period                      $      10.83   $      10.50            N/A            N/A
  Accumulation units outstanding
  at the end of period                      160,409         28,880            N/A            N/A

                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                    2005           2004           2003           2002
                                                     ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division(683)

  Accumulation unit value:
    Beginning of period                              $      10.31   $       9.96            N/A            N/A
    End of period                                    $      10.51   $      10.31            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    107,517         18,437            N/A            N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.72%

                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                     2005           2004           2003           2002
                                                     ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(45)

  Accumulation unit value:
    Beginning of period                              $       8.18   $       7.47   $       5.89   $       7.61
    End of period                                    $       8.38   $       8.18   $       7.47   $       5.89
  Accumulation units outstanding
  at the end of period                                      2,917         24,272         25,347         25,566

JNL/FMR Capital Growth Division(48)

  Accumulation unit value:
    Beginning of period                              $      20.37   $      17.56   $      13.17   $      16.64
    End of period                                    $      21.26   $      20.37   $      17.56   $      13.17
  Accumulation units outstanding
  at the end of period                                      2,533          1,450          1,451              -

JNL/Select Large Cap Growth Division(58)

  Accumulation unit value:
    Beginning of period                              $      25.32   $      23.07   $      17.33   $      19.40
    End of period                                    $      26.05   $      25.32   $      23.07   $      17.33
  Accumulation units outstanding
  at the end of period                                      4,168          3,497          3,510          3,494

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/Select Balanced Division(52)

  Accumulation unit value:
    Beginning of period                              $      22.33   $      20.49   $      17.15   $      18.40
    End of period                                    $      23.11   $      22.33   $      20.49   $      17.15
  Accumulation units outstanding
  at the end of period                                     12,661         13,421         13,223          6,028

                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                    2005           2004           2003           2002
                                                     ------------   ------------   ------------   ------------
JNL/Putnam Equity Division(48)

  Accumulation unit value:
    Beginning of period                              $      19.58   $      17.62   $      14.09   $      17.44
    End of period                                    $      20.93   $      19.58   $      17.62   $      14.09
  Accumulation units outstanding
  at the end of period                                          -            790            793              -

JNL/Putnam Value Equity Division(48)

  Accumulation unit value:
    Beginning of period                              $      19.22   $      17.82   $      14.56   $      18.60
    End of period                                    $      19.83   $      19.22   $      17.82   $      14.56
  Accumulation units outstanding
  at the end of period                                      6,378          6,320          6,416          4,480

JNL/Select Money Market Division(52)

  Accumulation unit value:
    Beginning of period                              $      11.85   $      11.97   $      12.12   $      12.18
    End of period                                    $      11.97   $      11.85   $      11.97   $      12.12
  Accumulation units outstanding
  at the end of period                                      3,014          3,497         11,792          6,250

JNL/PPM America High Yield Bond
Division(52)

  Accumulation unit value:
    Beginning of period                                       N/A   $      15.08   $      12.93   $      12.73
    End of period                                             N/A   $      15.56   $      15.08   $      12.93
  Accumulation units outstanding
  at the end of period                                        N/A              -         10,397          4,134

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(52)

  Accumulation unit value:
    Beginning of period                              $      15.11   $      14.80   $      14.88   $      13.77
    End of period                                    $      15.20   $      15.11   $      14.80   $      14.88
  Accumulation units outstanding
  at the end of period                                     14,153         16,319         23,894         21,709

JNL/Salomon Brothers Strategic
Bond Division(52)

  Accumulation unit value:
    Beginning of period                              $      18.07   $      17.20   $      15.41   $      14.27
    End of period                                    $      18.23   $      18.07   $      17.20   $      15.41
  Accumulation units outstanding
  at the end of period                                      3,211          2,705          7,268          6,363

                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISION                                     2005           2004           2003           2002
                                                     ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(48)

  Accumulation unit value:
    Beginning of period                              $      25.01   $      23.15   $      18.04   $      22.60
    End of period                                    $      26.08   $      25.01   $      23.15   $      18.04
  Accumulation units outstanding
  at the end of period                                      3,925          7,622          7,293          5,306

JNL/T. Rowe Price Mid-Cap Growth
Division(58)

  Accumulation unit value:
    Beginning of period                              $      32.46   $      27.98   $      20.54   $      24.96
    End of period                                    $      36.41   $      32.46   $      27.98   $      20.54
  Accumulation units outstanding
  at the end of period                                     10,768         11,245         11,065          1,950

JNL/JPMorgan International Equity
Division(49)

  Accumulation unit value:
    Beginning of period                              $      13.07   $      11.43   $       9.05   $      11.74
    End of period                                    $      14.22   $      13.07   $      11.43   $       9.05
  Accumulation units outstanding
  at the end of period                                      4,735          4,050          4,760          3,916

JNL/Alger Growth Division(58)

  Accumulation unit value:
    Beginning of period                              $      16.94   $      16.41   $      12.34   $      18.12
    End of period                                    $      18.71   $      16.94   $      16.41   $      12.34
  Accumulation units outstanding
  at the end of period                                      3,455          9,705          9,701          8,426

JNL/Eagle Core Equity Division(52)

  Accumulation unit value:
    Beginning of period                              $      16.74   $      16.01   $      13.08   $      16.34
    End of period                                    $      17.01   $      16.74   $      16.01   $      13.08
  Accumulation units outstanding
  at the end of period                                      2,154          8,890          9,061          7,071

JNL/Eagle SmallCap Equity Division(58)

  Accumulation unit value:
    Beginning of period                              $      19.06   $      16.32   $      11.86   $      15.21
    End of period                                    $      19.21   $      19.06   $      16.32   $      11.86
  Accumulation units outstanding
  at the end of period                                        954          2,693          5,211          2,704

                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISION                                    2005           2004           2003           2002
                                                     ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(44)

  Accumulation unit value:
    Beginning of period                              $      12.34   $      11.45   $       9.90   $      11.08
    End of period                                    $      12.90   $      12.34   $      11.45   $       9.90
  Accumulation units outstanding
  at the end of period                                    122,927        134,435        136,003         76,395

JNL/S&P Managed Growth Division(47)

  Accumulation unit value:
    Beginning of period                              $      12.64   $      11.54   $       9.64   $      11.31
    End of period                                    $      13.34   $      12.64   $      11.54   $       9.64
  Accumulation units outstanding
  at the end of period                                     80,184        106,235         78,898         84,863

JNL/S&P Managed Aggressive Growth
Division(52)

  Accumulation unit value:
    Beginning of period                              $      12.41   $      11.21   $       8.99   $       9.95
    End of period                                    $      13.23   $      12.41   $      11.21   $       8.99
  Accumulation units outstanding
  at the end of period                                     28,620         70,669         24,102          9,010

JNL/S&P Very Aggressive Growth
Division I(52)

  Accumulation unit value:
    Beginning of period                                       N/A   $      10.81   $       8.43   $       8.40
    End of period                                             N/A   $      11.04   $      10.81   $       8.43
  Accumulation units outstanding
  at the end of period                                        N/A              -          5,173          5,173

JNL/S&P Equity Growth Division (39)

  Accumulation unit value:
    Beginning of period                                       N/A   $      10.10   $       7.93   $      10.54
    End of period                                             N/A   $      10.27   $      10.10   $       7.93
  Accumulation units outstanding
  at the end of period                                        N/A              -         32,707         25,731

JNL/S&P Equity Aggressive Growth
Division I(49)

  Accumulation unit value:
    Beginning of period                                       N/A   $      10.33   $       8.09   $      10.44
    End of period                                             N/A   $      10.53   $      10.33   $       8.09
  Accumulation units outstanding
  at the end of period                                        N/A              -            463            465

                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                     2005           2004           2003           2002
                                                     ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(48)

  Accumulation unit value:
    Beginning of period                              $      10.41   $       9.63   $       7.66   $      10.05
    End of period                                    $      10.68   $      10.41   $       9.63   $       7.66
  Accumulation units outstanding
  at the end of period                                     20,787         22,196         22,230         17,179

JNL/MCM S&P 400 MidCap Index Division(53)

  Accumulation unit value:
    Beginning of period                              $      12.74   $      11.20   $       8.47   $      10.61
    End of period                                    $      14.03   $      12.74   $      11.20   $       8.47
  Accumulation units outstanding
  at the end of period                                     14,763         18,857         20,063         15,280

JNL/Alliance Capital Growth Division(63)

  Accumulation unit value:
    Beginning of period                              $       9.72   $       9.30   $       7.61   $      10.04
    End of period                                    $       8.83   $       9.72   $       9.30   $       7.61
  Accumulation units outstanding
  at the end of period                                          -            385            365            364

JNL/JPMorgan International Value
Division(276)

  Accumulation unit value:
    Beginning of period                              $      10.24   $       8.50   $       5.70            N/A
    End of period                                    $      11.93   $      10.24   $       8.50            N/A
  Accumulation units outstanding
  at the end of period                                      2,364          1,266          1,266            N/A

JNL/PIMCO Total Return Bond Division(45)

  Accumulation unit value:
    Beginning of period                              $      13.67   $      13.31   $      12.92   $      12.32
    End of period                                    $      13.74   $      13.67   $      13.31   $      12.92
  Accumulation units outstanding
  at the end of period                                     62,565         71,688         75,168         31,172

JNL/MCM Small Cap Index Division(53)

  Accumulation unit value:
    Beginning of period                              $      13.06   $      11.31   $       7.89   $      10.48
    End of period                                    $      13.38   $      13.06   $      11.31   $       7.89
  Accumulation units outstanding
  at the end of period                                      4,153          5,881          5,460          2,759

                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                     2005           2004           2003           2002
                                                     ------------   ------------   ------------   ------------
JNL/MCM International Index Division(57)

  Accumulation unit value:
    Beginning of period                              $      13.47   $      11.47   $       8.50   $       9.62
    End of period                                    $      15.00   $      13.47   $      11.47   $       8.50
  Accumulation units outstanding
  at the end of period                                      5,387         15,029         17,770         17,104

JNL/Lazard Small Cap Value Division(49)

  Accumulation unit value:
    Beginning of period                              $      14.32   $      12.62   $       9.25   $      12.19
    End of period                                    $      14.73   $      14.32   $      12.62   $       9.25
  Accumulation units outstanding
  at the end of period                                      3,704         11,301         10,614         14,209

JNL/Lazard Mid Cap Value Division(49)

  Accumulation unit value:
    Beginning of period                              $      16.87   $      13.76   $      10.86   $      13.20
    End of period                                    $      18.04   $      16.87   $      13.76   $      10.86
  Accumulation units outstanding
  at the end of period                                     10,028         15,742         17,875         17,726

JNL/MCM Bond Index Division(57)

  Accumulation unit value:
    Beginning of period                              $      11.01   $      10.81   $      10.68   $       9.98
    End of period                                    $      11.02   $      11.01   $      10.81   $      10.68
  Accumulation units outstanding
  at the end of period                                      7,868          8,420          7,134          6,123

JNL/S&P Core Index 100 Division(56)

  Accumulation unit value:
    Beginning of period                                       N/A   $      10.23   $       8.52   $       9.78
    End of period                                             N/A   $      10.39   $      10.23   $       8.52
  Accumulation units outstanding
  at the end of period                                        N/A              -         28,504         25,486

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                              $      12.80   $      12.45            N/A            N/A
    End of period                                    $      12.79   $      12.80            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      9,448         10,961            N/A            N/A

                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                     2005           2004           2003           2002
                                                     ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division(42)

  Accumulation unit value:
    Beginning of period                                       N/A   $       9.92   $       7.71   $       9.91
    End of period                                             N/A   $      10.10   $       9.92   $       7.71
  Accumulation units outstanding
  at the end of period                                        N/A              -         15,409         15,850

JNL/S&P Core Index 75 Division(75)

  Accumulation unit value:
    Beginning of period                                       N/A   $      10.09   $       8.12   $      10.17
    End of period                                             N/A   $      10.28   $      10.09   $       8.12
  Accumulation units outstanding
  at the end of period                                        N/A              -              -              -

JNL/MCM Dow(SM) 10 Division(57)

  Accumulation unit value:
    Beginning of period                              $       9.46   $       9.36   $       7.57   $       9.05
    End of period                                    $       8.77   $       9.46   $       9.36   $       7.57
  Accumulation units outstanding
  at the end of period                                     29,923         31,156         36,496         31,707

JNL/Putnam Midcap Growth Division(62)

  Accumulation unit value:
    Beginning of period                              $       7.47   $       6.40   $       4.88   $       6.60
    End of period                                    $       8.23   $       7.47   $       6.40   $       4.88
  Accumulation units outstanding
  at the end of period                                        521            531            543            475

JNL/T. Rowe Price Value Division(52)

  Accumulation unit value:
    Beginning of period                              $      13.02   $      11.50   $       9.01   $      10.96
    End of period                                    $      13.59   $      13.02   $      11.50   $       9.01
  Accumulation units outstanding
  at the end of period                                     20,091         22,093         22,638         13,206

JNL/FMR Balanced Division(52)

  Accumulation unit value:
    Beginning of period                              $      10.04   $       9.34   $       8.35   $       9.08
    End of period                                    $      10.87   $      10.04   $       9.34   $       8.35
  Accumulation units outstanding
  at the end of period                                     14,373         24,440         25,024         15,690

                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                     2005           2004           2003           2002
                                                     ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(50)

  Accumulation unit value:
    Beginning of period                              $      10.52   $       9.08   $       6.57   $       7.21
    End of period                                    $      11.76   $      10.52   $       9.08   $       6.57
  Accumulation units outstanding
  at the end of period                                      9,205          6,995          2,744            182

JNL/Oppenheimer Growth Division(50)

  Accumulation unit value:
    Beginning of period                              $       7.60   $       7.42   $       6.41   $       7.22
    End of period                                    $       8.16   $       7.60   $       7.42   $       6.41
  Accumulation units outstanding
  at the end of period                                      6,468          6,471          5,679             71

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/MCM Global 15 Division(109)

  Accumulation unit value:
    Beginning of period                              $      11.61   $       9.22   $       7.04   $       8.55
    End of period                                    $      12.58   $      11.61   $       9.22   $       7.04
  Accumulation units outstanding
  at the end of period                                     24,812         26,003         26,260         12,109

JNL/MCM 25 Division(109)

  Accumulation unit value:
    Beginning of period                              $      11.80   $       9.85   $       7.54   $       9.57
    End of period                                    $      11.26   $      11.80   $       9.85   $       7.54
  Accumulation units outstanding
  at the end of period                                     23,603         25,283         31,278         18,439

JNL/MCM Consumer Brands Sector
Division(524)

  Accumulation unit value:
    Beginning of period                              $      10.73   $      10.10            N/A            N/A
    End of period                                    $      10.29   $      10.73            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        714            716            N/A            N/A

                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                    2005           2004           2003           2002
                                                     ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(109)

  Accumulation unit value:
    Beginning of period                              $      18.15   $      11.31   $      11.27   $      14.98
    End of period                                    $      19.44   $      18.15   $      11.31   $      11.27
  Accumulation units outstanding
  at the end of period                                     14,506         16,420         18,918         10,269

JNL/MCM Technology Sector Division(619)

  Accumulation unit value:
    Beginning of period                              $       5.64   $       5.07            N/A            N/A
    End of period                                    $       5.68   $       5.64            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      2,888          2,899            N/A            N/A

JNL/MCM Healthcare Sector Division(524)

  Accumulation unit value:
    Beginning of period                              $      10.62   $      10.85            N/A            N/A
    End of period                                    $      11.23   $      10.62            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      3,604          2,077            N/A            N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/MCM Oil & Gas Sector Division(524)

  Accumulation unit value:
    Beginning of period                              $      17.14   $      13.88            N/A            N/A
    End of period                                    $      23.05   $      17.14            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      5,336          2,447            N/A            N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                     2005           2004           2003           2002
                                                     ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(109)

  Accumulation unit value:
    Beginning of period                              $       9.82   $       8.49   $       7.26   $       9.61
    End of period                                    $      13.25   $       9.82   $       8.49   $       7.26
  Accumulation units outstanding
  at the end of period                                     22,571         25,396         27,806         12,364

JNL/AIM Premier Equity II Division(48)

  Accumulation unit value:
    Beginning of period                                       N/A   $       9.37   $       7.77   $      10.11
    End of period                                             N/A   $       9.16   $       9.37   $       7.77
  Accumulation units outstanding
  at the end of period                                        N/A              -              -              -

JNL/AIM Small Cap Growth Division(62)

  Accumulation unit value:
    Beginning of period                              $      11.81   $      11.24   $       8.26   $      11.21
    End of period                                    $      12.59   $      11.81   $      11.24   $       8.26
  Accumulation units outstanding
  at the end of period                                      2,065          3,558          3,555          1,193

JNL/AIM Large Cap Growth Division(62)

  Accumulation unit value:
    Beginning of period                              $      11.07   $      10.24   $       8.01   $      10.72
    End of period                                    $      11.67   $      11.07   $      10.24   $       8.01
  Accumulation units outstanding
  at the end of period                                      5,598          5,957          5,258          4,285

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                    2005           2004           2003           2002
                                                     ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                              $       9.92            N/A            N/A            N/A
    End of period                                    $      10.53            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      2,520            N/A            N/A            N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                              $      12.37            N/A            N/A            N/A
    End of period                                    $      15.58            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      3,116            N/A            N/A            N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                              $      11.95            N/A            N/A            N/A
    End of period                                    $      11.86            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      4,189            N/A            N/A            N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                     2005           2004           2003           2002
                                                     ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.745%

INVESTMENT DIVISIONS                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                         2005           2004           2003           2002
------------------------------------------           ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(342)

  Accumulation unit value:
    Beginning of period                              $       8.16   $       7.47   $       6.66            N/A
    End of period                                    $       8.36   $       8.16   $       7.47            N/A
  Accumulation units outstanding
  at the end of period                                          -              -          1,510            N/A

JNL/FMR Capital Growth Division(342)

  Accumulation unit value:
    Beginning of period                              $      20.32   $      17.53   $      15.41            N/A
    End of period                                    $      21.20   $      20.32   $      17.53            N/A
  Accumulation units outstanding
  at the end of period                                          -              -            647            N/A

JNL/Select Large Cap Growth Division(342)

  Accumulation unit value:
    Beginning of period                              $      25.26   $      23.02   $      20.40            N/A
    End of period                                    $      25.98   $      25.26   $      23.02            N/A
  Accumulation units outstanding
  at the end of period                                          -              -            491            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
                                                     ------------   ------------   ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/PPM America High Yield Bond
Division(342)

  Accumulation unit value:
    Beginning of period                                       N/A   $      15.05   $      14.07            N/A
    End of period                                             N/A   $      15.52   $      15.05            N/A
  Accumulation units outstanding
  at the end of period                                        N/A              -              -            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                     2005           2004           2003           2002
                                                     ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(378)

  Accumulation unit value:
    Beginning of period                              $      32.38   $      27.92   $      24.89            N/A
    End of period                                    $      36.31   $      32.38   $      27.92            N/A
  Accumulation units outstanding
  at the end of period                                          -              -            396            N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                    2005           2004           2003           2002
                                                     ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(342)

  Accumulation unit value:
    Beginning of period                              $      12.32   $      11.44   $      10.70            N/A
    End of period                                    $      12.88   $      12.32   $      11.44            N/A
  Accumulation units outstanding
  at the end of period                                          -              -            941            N/A

JNL/S&P Managed Growth Division(342)

  Accumulation unit value:
    Beginning of period                              $      12.61   $      11.52   $      10.54            N/A
    End of period                                    $      13.32   $      12.61   $      11.52            N/A
  Accumulation units outstanding
  at the end of period                                          -              -          1,877            N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                     2005           2004           2003           2002
                                                     ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/MCM S&P 400 MidCap Index Division(342)

  Accumulation unit value:
    Beginning of period                              $      12.73   $      11.19   $       9.54            N/A
    End of period                                    $      14.01   $      12.73   $      11.19            N/A
  Accumulation units outstanding
  at the end of period                                      4,194            990          1,043            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/PIMCO Total Return Bond Division(342)

  Accumulation unit value:
    Beginning of period                              $      13.64   $      13.29   $      13.47            N/A
    End of period                                    $      13.72   $      13.64   $      13.29            N/A
  Accumulation units outstanding
  at the end of period                                          -              -              -            N/A

JNL/MCM Small Cap Index Division(342)

  Accumulation unit value:
    Beginning of period                              $      13.05   $      11.31   $       9.34            N/A
    End of period                                    $      13.37   $      13.05   $      11.31            N/A
  Accumulation units outstanding
  at the end of period                                          -            963          1,060            N/A

                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                     2005           2004           2003           2002
                                                     ------------   ------------   ------------   ------------
JNL/MCM International Index Division(735)

  Accumulation unit value:
    Beginning of period                              $      13.46   $      13.36            N/A            N/A
    End of period                                    $      14.99   $      13.46            N/A            N/A
  Accumulation units outstanding
  at the end of period                                          -            943            N/A            N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/Lazard Mid Cap Value Division(735)

  Accumulation unit value:
    Beginning of period                              $      16.84   $      16.82            N/A            N/A
    End of period                                    $      18.01   $      16.84            N/A            N/A
  Accumulation units outstanding
  at the end of period                                          -            749            N/A            N/A

JNL/MCM Bond Index Division(342)

  Accumulation unit value:
    Beginning of period                              $      11.00   $      10.80   $      10.98            N/A
    End of period                                    $      11.01   $      11.00   $      10.80            N/A
  Accumulation units outstanding
  at the end of period                                          -              -              -            N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                     2005           2004           2003           2002
                                                     ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                     2005           2004           2003           2002
                                                     ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/MCM Global 15 Division(735)

  Accumulation unit value:
    Beginning of period                              $      11.59   $      11.58            N/A            N/A
    End of period                                    $      12.55   $      11.59            N/A            N/A
  Accumulation units outstanding
  at the end of period                                          -          1,088            N/A            N/A

JNL/MCM 25 Division(735)

  Accumulation unit value:
    Beginning of period                              $      11.78   $      11.77            N/A            N/A
    End of period                                    $      11.24   $      11.78            N/A            N/A
  Accumulation units outstanding
  at the end of period                                          -          1,070            N/A            N/A

JNL/MCM Consumer Brands Sector
Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                     2005           2004           2003           2002
                                                     ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(388)

  Accumulation unit value:
    Beginning of period                              $      18.13   $      16.38   $      13.97            N/A
    End of period                                    $      19.40   $      18.13   $      16.38            N/A
  Accumulation units outstanding
  at the end of period                                          -              -            707            N/A

JNL/MCM Technology Sector Division(735)

  Accumulation unit value:
    Beginning of period                              $       5.63   $       5.62            N/A            N/A
    End of period                                    $       5.67   $       5.63            N/A            N/A
  Accumulation units outstanding
  at the end of period                                          -          2,240            N/A            N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/MCM Oil & Gas Sector Division(735)

  Accumulation unit value:
    Beginning of period                              $      17.11   $      17.14            N/A            N/A
    End of period                                    $      23.01   $      17.11            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      2,391            735            N/A            N/A

JNL/MCM Communications Sector
Division(735)

  Accumulation unit value:
    Beginning of period                              $       4.48   $       4.50            N/A            N/A
    End of period                                    $       4.44   $       4.48            N/A            N/A
  Accumulation units outstanding
  at the end of period                                          -          2,801            N/A            N/A

                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                     2005           2004           2003           2002
                                                     ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(735)

  Accumulation unit value:
    Beginning of period                              $       9.80   $       9.80            N/A            N/A
    End of period                                    $      13.22   $       9.80            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      1,106          1,285            N/A            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                     2005           2004           2003           2002
                                                     ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                              $      14.29            N/A            N/A            N/A
    End of period                                    $      15.58            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      3,982            N/A            N/A            N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                              $      11.56            N/A            N/A            N/A
    End of period                                    $      11.85            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      4,924            N/A            N/A            N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A

                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                     2005           2004           2003           2002
                                                     ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                       N/A            N/A            N/A            N/A
    End of period                                             N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        N/A            N/A            N/A            N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.75%

                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                     2005           2004           2003           2002
                                                     ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(126)

  Accumulation unit value:
    Beginning of period                              $       8.16   $       7.46   $       5.88   $       7.25
    End of period                                    $       8.36   $       8.16   $       7.46   $       5.88
  Accumulation units outstanding
  at the end of period                                     67,874         52,090         36,614         12,974

JNL/FMR Capital Growth Division(80)

  Accumulation unit value:
    Beginning of period                              $      20.31   $      17.52   $      13.14   $      17.15
    End of period                                    $      21.19   $      20.31   $      17.52   $      13.14
  Accumulation units outstanding
  at the end of period                                     10,709          9,430          9,247          1,659

JNL/Select Large Cap Growth Division(80)

  Accumulation unit value:
    Beginning of period                              $      25.25   $      23.01   $      17.29   $      23.71
    End of period                                    $      25.97   $      25.25   $      23.01   $      17.29
  Accumulation units outstanding
  at the end of period                                     23,848         15,471          2,460          1,229

JNL/Select Global Growth Division(679)

  Accumulation unit value:
    Beginning of period                              $      22.44   $      20.21            N/A            N/A
    End of period                                    $      22.47   $      22.44            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      1,020            262            N/A            N/A

JNL/Select Balanced Division(80)

  Accumulation unit value:
    Beginning of period                              $      22.26   $      20.44   $      17.11   $      18.28
    End of period                                    $      23.04   $      22.26   $      20.44   $      17.11
  Accumulation units outstanding
  at the end of period                                    154,533         95,458         31,047          2,071

                                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                     2005           2004           2003           2002
                                                     ------------   ------------   ------------   ------------
JNL/Putnam Equity Division(299)

  Accumulation unit value:
    Beginning of period                              $      19.62   $      17.66   $      13.55            N/A
    End of period                                    $      20.97   $      19.62   $      17.66            N/A
  Accumulation units outstanding
  at the end of period                                      4,597          7,467          4,713            N/A

JNL/Putnam Value Equity Division(61)

  Accumulation unit value:
    Beginning of period                              $      19.17   $      17.77   $      14.52   $      17.78
    End of period                                    $      19.76   $      19.17   $      17.77   $      14.52
  Accumulation units outstanding
  at the end of period                                     28,037         23,747         17,136          3,200

JNL/Select Money Market Division(81)

  Accumulation unit value:
    Beginning of period                              $      11.81   $      11.93   $      12.08   $      12.15
    End of period                                    $      11.92   $      11.81   $      11.93   $      12.08
  Accumulation units outstanding
  at the end of period                                     90,388        208,610         21,539          6,963

JNL/PPM America High Yield Bond
Division(47)

  Accumulation unit value:
    Beginning of period                                       N/A   $      15.04   $      12.90   $      12.82
    End of period                                             N/A   $      15.51   $      15.04   $      12.90
  Accumulation units outstanding
  at the end of period                                        N/A              -         62,992         20,347

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(47)

  Accumulation unit value:
    Beginning of period                              $      15.07   $      14.76   $      14.85   $      13.74
    End of period                                    $      15.15   $      15.07   $      14.76   $      14.85
  Accumulation units outstanding
  at the end of period                                     98,744         89,442        121,086         83,419

JNL/Salomon Brothers Strategic
Bond Division(80)

  Accumulation unit value:
    Beginning of period                              $      18.01   $      17.14   $      15.37   $      14.61
    End of period                                    $      18.16   $      18.01   $      17.14   $      15.37
  Accumulation units outstanding
  at the end of period                                     75,088         66,954         28,750            495

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division(74)

  Accumulation unit value:
    Beginning of period                     $    24.93       $    23.09       $    18.00       $    23.43
    End of period                           $    25.99       $    24.93       $    23.09       $    18.00
  Accumulation units outstanding
  at the end of period                          66,269           65,998           26,975              705

JNL/T. Rowe Price Mid-Cap Growth
Division(74)

  Accumulation unit value:
    Beginning of period                     $    32.37       $    27.91       $    20.49       $    26.41
    End of period                           $    36.29       $    32.37       $    27.91       $    20.49
  Accumulation units outstanding
  at the end of period                          43,243           38,384           15,466              192

JNL/JPMorgan International Equity
Division(85)

  Accumulation unit value:
    Beginning of period                     $    13.04       $    11.40       $     9.03       $    11.67
    End of period                           $    14.18       $    13.04       $    11.40       $     9.03
  Accumulation units outstanding
  at the end of period                          43,069           36,743           19,124            1,473

JNL/Alger Growth Division(106)

  Accumulation unit value:
    Beginning of period                     $    16.91       $    16.39       $    12.32       $    16.93
    End of period                           $    18.66       $    16.91       $    16.39       $    12.32
  Accumulation units outstanding
  at the end of period                          29,019           25,045           14,011              522

JNL/Eagle Core Equity Division(106)

  Accumulation unit value:
    Beginning of period                     $    16.76       $    16.04       $    13.12       $    16.24
    End of period                           $    17.03       $    16.76       $    16.04       $    13.12
  Accumulation units outstanding
  at the end of period                          41,130           40,577           27,990               20

JNL/Eagle SmallCap Equity Division(85)

  Accumulation unit value:
    Beginning of period                     $    19.01       $    16.29       $    11.84       $    16.72
    End of period                           $    19.15       $    19.01       $    16.29       $    11.84
  Accumulation units outstanding
  at the end of period                          12,244           20,933            5,757            6,034

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division(89)

  Accumulation unit value:
    Beginning of period                     $    12.31       $    11.43       $     9.88       $    10.97
    End of period                           $    12.88       $    12.31       $    11.43       $     9.88
  Accumulation units outstanding
  at the end of period                         821,070          535,125          448,436           53,886

JNL/S&P Managed Growth Division(74)

  Accumulation unit value:
    Beginning of period                     $    12.61       $    11.52       $     9.63       $    11.30
    End of period                           $    13.31       $    12.61       $    11.52       $     9.63
  Accumulation units outstanding
  at the end of period                       1,143,094        1,136,452          609,510           17,153

JNL/S&P Managed Aggressive Growth
Division(146)

  Accumulation unit value:
    Beginning of period                     $    12.38       $    11.19       $     8.98       $     9.60
    End of period                           $    13.20       $    12.38       $    11.19       $     8.98
  Accumulation units outstanding
  at the end of period                         573,291          700,931           73,571            2,486

JNL/S&P Very Aggressive Growth
Division I(361)

  Accumulation unit value:
    Beginning of period                            N/A       $    10.80       $     9.51              N/A
    End of period                                  N/A       $    11.02       $    10.80              N/A
  Accumulation units outstanding
  at the end of period                             N/A                -            4,933              N/A

JNL/S&P Equity Growth Division I(74)

  Accumulation unit value:
    Beginning of period                            N/A       $    10.08       $     7.92       $    10.49
    End of period                                  N/A       $    10.25       $    10.08       $     7.92
  Accumulation units outstanding
  at the end of period                             N/A                -          172,405            3,516

JNL/S&P Equity Aggressive Growth
Division I(315)

  Accumulation unit value:
    Beginning of period                            N/A       $    10.31       $     8.26              N/A
    End of period                                  N/A       $    10.51       $    10.31              N/A
  Accumulation units outstanding
  at the end of period                             N/A                -           22,551              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(80)

  Accumulation unit value:
    Beginning of period                     $    10.40       $     9.62       $     7.66       $    10.05
    End of period                           $    10.67       $    10.40       $     9.62       $     7.66
  Accumulation units outstanding
  at the end of period                         414,932          399,802          182,513           29,162

JNL/MCM S&P 400 MidCap Index Division(80)

  Accumulation unit value:
    Beginning of period                     $    12.73       $    11.19       $     8.46       $    10.67
    End of period                           $    14.01       $    12.73       $    11.19       $     8.46
  Accumulation units outstanding
  at the end of period                         190,968          181,373           69,773            7,603

JNL/Alliance Capital Growth Division(85)

  Accumulation unit value:
    Beginning of period                     $     9.70       $     9.28       $     7.60       $    10.52
    End of period                           $     8.81       $     9.70       $     9.28       $     7.60
  Accumulation units outstanding
  at the end of period                               -           11,202           13,281            6,075

JNL/JPMorgan International Value
Division(253)

  Accumulation unit value:
    Beginning of period                     $    10.23       $     8.50       $     6.39              N/A
    End of period                           $    11.92       $    10.23       $     8.50              N/A
  Accumulation units outstanding
  at the end of period                          99,826           72,948           22,314              N/A

JNL/PIMCO Total Return Bond Division(47)

  Accumulation unit value:
    Beginning of period                     $    13.64       $    13.29       $    12.90       $    12.27
    End of period                           $    13.71       $    13.64       $    13.29       $    12.90
  Accumulation units outstanding
  at the end of period                         405,112          330,688          185,300           31,909

JNL/MCM Small Cap Index Division(144)

  Accumulation unit value:
    Beginning of period                     $    13.05       $    11.31       $     7.89       $     9.29
    End of period                           $    13.36       $    13.05       $    11.31       $     7.89
  Accumulation units outstanding
  at the end of period                         175,959          161,477           51,633            7,372

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index Division(127)

  Accumulation unit value:
    Beginning of period                     $    13.46       $    11.46       $     8.50       $    10.54
    End of period                           $    14.99       $    13.46       $    11.46       $     8.50
  Accumulation units outstanding
  at the end of period                         201,177          154,945           51,227            5,612

JNL/Lazard Small Cap Value Division(80)

  Accumulation unit value:
    Beginning of period                     $    14.29       $    12.60       $     9.24       $    12.06
    End of period                           $    14.69       $    14.29       $    12.60       $     9.24
  Accumulation units outstanding
  at the end of period                          85,105           88,872           64,746            4,543

JNL/Lazard Mid Cap Value Division(61)

  Accumulation unit value:
    Beginning of period                     $    16.84       $    13.74       $    10.85       $    13.04
    End of period                           $    18.00       $    16.84       $    13.74       $    10.85
  Accumulation units outstanding
  at the end of period                          92,930           80,168           55,363            1,530

JNL/MCM Bond Index Division(47)

  Accumulation unit value:
    Beginning of period                     $    11.00       $    10.80       $    10.67       $     9.98
    End of period                           $    11.01       $    11.00       $    10.80       $    10.67
  Accumulation units outstanding
  at the end of period                         152,009          136,053           62,150           34,856

JNL/S&P Core Index 100 Division(74)

  Accumulation unit value:
    Beginning of period                            N/A       $    10.22       $     8.52       $    10.06
    End of period                                  N/A       $    10.39       $    10.22       $     8.52
  Accumulation units outstanding
  at the end of period                             N/A                -           22,209              745

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                     $    12.77       $    12.42              N/A              N/A
    End of period                           $    12.76       $    12.77              N/A              N/A
  Accumulation units outstanding
  at the end of period                         116,773          141,640              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division(395)

  Accumulation unit value:
    Beginning of period                            N/A       $     9.92       $     8.94              N/A
    End of period                                  N/A       $    10.09       $     9.92              N/A
  Accumulation units outstanding
  at the end of period                             N/A                -           20,272              N/A

JNL/S&P Core Index 75 Division(74)

  Accumulation unit value:
    Beginning of period                            N/A       $    10.08       $     8.11       $    10.08
    End of period                                  N/A       $    10.27       $    10.08       $     8.11
  Accumulation units outstanding
  at the end of period                             N/A                -           60,981              744

JNL/MCM Dow(SM) 10 Division(61)

  Accumulation unit value:
    Beginning of period                     $     9.45       $     9.35       $     7.56       $     8.96
    End of period                           $     8.76       $     9.45       $     9.35       $     7.56
  Accumulation units outstanding
  at the end of period                         734,389          597,044          289,618           20,325

JNL/Putnam Midcap Growth Division(169)

  Accumulation unit value:
    Beginning of period                     $     7.30       $     6.26       $     4.88       $     5.10
    End of period                           $     8.04       $     7.30       $     6.26       $     4.88
  Accumulation units outstanding
  at the end of period                          32,945           38,539           12,331              442

JNL/T. Rowe Price Value Division(74)

  Accumulation unit value:
    Beginning of period                     $    13.01       $    11.49       $     9.00       $    11.56
    End of period                           $    13.57       $    13.01       $    11.49       $     9.00
  Accumulation units outstanding
  at the end of period                         183,034          179,030           95,207           15,346

JNL/FMR Balanced Division(106)

  Accumulation unit value:
    Beginning of period                     $    10.03       $     9.33       $     8.35       $     9.07
    End of period                           $    10.85       $    10.03       $     9.33       $     8.35
  Accumulation units outstanding
  at the end of period                          91,044           95,098           75,288            7,283

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth
Division(85)

  Accumulation unit value:
    Beginning of period                     $    11.19       $     9.66       $     6.99       $     9.27
    End of period                           $    12.51       $    11.19       $     9.66       $     6.99
  Accumulation units outstanding
  at the end of period                         102,855           73,874           26,640            1,933

JNL/Oppenheimer Growth Division(167)

  Accumulation unit value:
    Beginning of period                     $     8.09       $     7.90       $     6.83       $     7.29
    End of period                           $     8.68       $     8.09       $     7.90       $     6.83
  Accumulation units outstanding
  at the end of period                          54,265           52,968            5,268              935

JNL/Select Value Division(326)

  Accumulation unit value:
    Beginning of period                     $    16.32       $    14.47       $    11.58              N/A
    End of period                           $    17.34       $    16.32       $    14.47              N/A
  Accumulation units outstanding
  at the end of period                          51,206           40,228           18,679              N/A

JNL/MCM Global 15 Division(128)

  Accumulation unit value:
    Beginning of period                     $    11.59       $     9.21       $     7.04       $     8.55
    End of period                           $    12.55       $    11.59       $     9.21       $     7.04
  Accumulation units outstanding
  at the end of period                         574,351          500,886          227,874            2,532

JNL/MCM 25 Division(127)

  Accumulation unit value:
    Beginning of period                     $    11.78       $     9.84       $     7.54       $     9.28
    End of period                           $    11.24       $    11.78       $     9.84       $     7.54
  Accumulation units outstanding
  at the end of period                         577,791          523,598          262,848           17,971

JNL/MCM Consumer Brands Sector
Division(476)

  Accumulation unit value:
    Beginning of period                     $    10.71       $     9.90       $     9.53              N/A
    End of period                           $    10.27       $    10.71       $     9.90              N/A
  Accumulation units outstanding
  at the end of period                           9,172            3,596            1,660              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(127)

  Accumulation unit value:
    Beginning of period                     $    18.12       $    16.38       $    11.26       $    13.84
    End of period                           $    19.40       $    18.12       $    16.38       $    11.26
  Accumulation units outstanding
  at the end of period                         331,305          291,132          141,282            4,243

JNL/MCM Technology Sector Division(521)

  Accumulation unit value:
    Beginning of period                     $     5.63       $     5.64              N/A              N/A
    End of period                           $     5.67       $     5.63              N/A              N/A
  Accumulation units outstanding
  at the end of period                          28,501           17,079              N/A              N/A

JNL/MCM Healthcare Sector Division(490)

  Accumulation unit value:
    Beginning of period                     $    10.60       $    10.60              N/A              N/A
    End of period                           $    11.21       $    10.60              N/A              N/A
  Accumulation units outstanding
  at the end of period                          46,426           19,277              N/A              N/A

JNL/MCM Financial Sector Division(517)

  Accumulation unit value:
    Beginning of period                     $    11.93       $    11.34              N/A              N/A
    End of period                           $    12.44       $    11.93              N/A              N/A
  Accumulation units outstanding
  at the end of period                           6,274            6,497              N/A              N/A

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                     $    17.11       $    14.38              N/A              N/A
    End of period                           $    23.00       $    17.11              N/A              N/A
  Accumulation units outstanding
  at the end of period                          61,208           10,840              N/A              N/A

JNL/MCM Communications Sector
Division(516)

  Accumulation unit value:
    Beginning of period                     $     4.48       $     4.22              N/A              N/A
    End of period                           $     4.44       $     4.48              N/A              N/A
  Accumulation units outstanding
  at the end of period                           5,316            3,322              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(127)

  Accumulation unit value:
    Beginning of period                     $     9.80       $     8.48       $     7.25       $     9.66
    End of period                           $    13.22       $     9.80       $     8.48       $     7.25
  Accumulation units outstanding
  at the end of period                         643,339          582,190          289,939           13,236

JNL/AIM Premier Equity II Division(169)

  Accumulation unit value:
    Beginning of period                            N/A       $     9.36       $     7.77       $     8.08
    End of period                                  N/A       $     9.15       $     9.36       $     7.77
  Accumulation units outstanding
  at the end of period                             N/A                -            7,336              840

JNL/AIM Small Cap Growth Division(126)

  Accumulation unit value:
    Beginning of period                     $    11.80       $    11.24       $     8.26       $    10.42
    End of period                           $    12.57       $    11.80       $    11.24       $     8.26
  Accumulation units outstanding
  at the end of period                          59,223           57,354           30,834                -

JNL/AIM Large Cap Growth Division(61)

  Accumulation unit value:
    Beginning of period                     $    11.06       $    10.23       $     8.01       $    10.30
    End of period                           $    11.66       $    11.06       $    10.23       $     8.01
  Accumulation units outstanding
  at the end of period                          81,709           90,684           33,313            1,958

JNL/AIM Real Estate Division(837)

  Accumulation unit value:
    Beginning of period                     $    10.26              N/A              N/A              N/A
    End of period                           $    11.57              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          20,676              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(844)

  Accumulation unit value:
    Beginning of period                     $    10.48              N/A              N/A              N/A
    End of period                           $    11.26              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           5,571              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division(844)

  Accumulation unit value:
    Beginning of period                     $    10.38              N/A              N/A              N/A
    End of period                           $    10.90              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          13,717              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(679)

  Accumulation unit value:
    Beginning of period                     $    10.82       $     9.84              N/A              N/A
    End of period                           $    10.53       $    10.82              N/A              N/A
  Accumulation units outstanding
  at the end of period                          10,932            4,025              N/A              N/A

JNL/MCM Value Line 25 Division(697)

  Accumulation unit value:
    Beginning of period                     $    11.42       $    10.31              N/A              N/A
    End of period                           $    15.58       $    11.42              N/A              N/A
  Accumulation units outstanding
  at the end of period                         185,945           31,594              N/A              N/A

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                     $    10.90       $     9.73              N/A              N/A
    End of period                           $    11.85       $    10.90              N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,550,884           61,929              N/A              N/A

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                     $    11.07       $    10.14              N/A              N/A
    End of period                           $    11.94       $    11.07              N/A              N/A
  Accumulation units outstanding
  at the end of period                         156,726           11,895              N/A              N/A

JNL/S&P Managed Moderate Division(694)

  Accumulation unit value:
    Beginning of period                     $    10.50       $    10.03              N/A              N/A
    End of period                           $    10.83       $    10.50              N/A              N/A
  Accumulation units outstanding
  at the end of period                         189,822            1,331              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative
 Division(694)

  Accumulation unit value:
    Beginning of period                     $    10.31       $    10.04              N/A              N/A
    End of period                           $    10.51       $    10.31              N/A              N/A
  Accumulation units outstanding
  at the end of period                          65,392               -               N/A              N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.76%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock
 Index Division

  Accumulation unit value:
    Beginning of period                            N/A              N/A              N/A              N/A
    End of period                                  N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division(631)

  Accumulation unit value:
    Beginning of period                     $    20.29       $    16.93              N/A              N/A
    End of period                           $    21.17       $    20.29              N/A              N/A
  Accumulation units outstanding
  at the end of period                           1,335              460              N/A              N/A

JNL/Select Large Cap Growth Division(694)

  Accumulation unit value:
    Beginning of period                     $    25.22       $    23.34              N/A              N/A
    End of period                           $    25.94       $    25.22              N/A              N/A
  Accumulation units outstanding
  at the end of period                           1,887            1,932              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                     $    21.98              N/A              N/A              N/A
    End of period                           $    22.45              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              28              N/A              N/A              N/A

JNL/Select Balanced Division(618)

  Accumulation unit value:
    Beginning of period                     $    22.24       $    20.64              N/A              N/A
    End of period                           $    23.01       $    22.24              N/A              N/A
  Accumulation units outstanding
  at the end of period                           1,914              725              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                     $    19.54              N/A              N/A              N/A
    End of period                           $    20.84              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             494              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                            N/A              N/A              N/A              N/A
    End of period                                  N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             N/A              N/A              N/A              N/A

JNL/Select Money Market Division(704)

  Accumulation unit value:
    Beginning of period                     $    11.82       $    11.82              N/A              N/A
    End of period                           $    11.93       $    11.82              N/A              N/A
  Accumulation units outstanding
  at the end of period                           1,217           12,734              N/A              N/A

JNL/PPM America High Yield Bond
Division(618)

  Accumulation unit value:
    Beginning of period                            N/A       $    15.09              N/A              N/A
    End of period                                  N/A       $    15.50              N/A              N/A
  Accumulation units outstanding
  at the end of period                             N/A                -              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(618)

  Accumulation unit value:
    Beginning of period                     $    15.05       $    14.66              N/A              N/A
    End of period                           $    15.14       $    15.05              N/A              N/A
  Accumulation units outstanding
  at the end of period                           3,777            2,113              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(618)

  Accumulation unit value:
    Beginning of period                     $    17.99       $    17.10              N/A              N/A
    End of period                           $    18.14       $    17.99              N/A              N/A
  Accumulation units outstanding
  at the end of period                           6,145            4,530              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     $    23.87              N/A              N/A              N/A
    End of period                           $    25.96              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           7,391              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                     $    31.57              N/A              N/A              N/A
    End of period                           $    36.25              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           5,564              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(635)

  Accumulation unit value:
    Beginning of period                     $    13.02       $    10.89              N/A              N/A
    End of period                           $    14.16       $    13.02              N/A              N/A
  Accumulation units outstanding
  at the end of period                           1,465                -              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                            N/A              N/A              N/A              N/A
    End of period                                  N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(694)

  Accumulation unit value:
    Beginning of period                     $    16.68       $    15.45              N/A              N/A
    End of period                           $    16.94       $    16.68              N/A              N/A
  Accumulation units outstanding
  at the end of period                          11,613            5,838              N/A              N/A

JNL/Eagle SmallCap Equity Division(682)

  Accumulation unit value:
    Beginning of period                     $    19.00       $    16.34              N/A              N/A
    End of period                           $    19.14       $    19.00              N/A              N/A
  Accumulation units outstanding
  at the end of period                           4,445            3,645              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                     $    12.07              N/A              N/A              N/A
    End of period                           $    12.86              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         103,797              N/A              N/A              N/A

JNL/S&P Managed Growth Division(650)

  Accumulation unit value:
    Beginning of period                     $    12.60       $    11.40              N/A              N/A
    End of period                           $    13.30       $    12.60              N/A              N/A
  Accumulation units outstanding
  at the end of period                          88,206            4,584              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(696)

  Accumulation unit value:
    Beginning of period                     $    12.37       $    11.45              N/A              N/A
    End of period                           $    13.19       $    12.37              N/A              N/A
  Accumulation units outstanding
  at the end of period                          14,681                -              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                            N/A              N/A              N/A              N/A
    End of period                                  N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                            N/A              N/A              N/A              N/A
    End of period                                  N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                            N/A              N/A              N/A              N/A
    End of period                                  N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(618)

  Accumulation unit value:
    Beginning of period                     $    10.40       $     9.57              N/A              N/A
    End of period                           $    10.67       $    10.40              N/A              N/A
  Accumulation units outstanding
  at the end of period                          47,867           13,712              N/A              N/A

JNL/MCM S&P 400 MidCap Index
  Division(618)

  Accumulation unit value:
    Beginning of period                     $    12.73       $    11.28              N/A              N/A
    End of period                           $    14.00       $    12.73              N/A              N/A
  Accumulation units outstanding
  at the end of period                          38,194           14,864              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                            N/A              N/A              N/A              N/A
    End of period                                  N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                     $    10.73              N/A              N/A              N/A
    End of period                           $    11.90              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           1,499              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(618)

  Accumulation unit value:
    Beginning of period                     $    13.63       $    13.26              N/A              N/A
    End of period                           $    13.70       $    13.63              N/A              N/A
  Accumulation units outstanding
  at the end of period                          25,683           15,016              N/A              N/A

JNL/MCM Small Cap Index Division(618)

  Accumulation unit value:
    Beginning of period                     $    13.04       $    11.28              N/A              N/A
    End of period                           $    13.36       $    13.04              N/A              N/A
  Accumulation units outstanding
  at the end of period                          34,435           11,332              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index Division(618)

  Accumulation unit value:
    Beginning of period                     $    13.45       $    11.76              N/A              N/A
    End of period                           $    14.98       $    13.45              N/A              N/A
  Accumulation units outstanding
  at the end of period                          38,278           11,112              N/A              N/A

JNL/Lazard Small Cap Value Division(635)

  Accumulation unit value:
    Beginning of period                     $    14.28       $    11.94              N/A              N/A
    End of period                           $    14.68       $    14.28              N/A              N/A
  Accumulation units outstanding
  at the end of period                           2,119            1,738              N/A              N/A

JNL/Lazard Mid Cap Value Division(635)

  Accumulation unit value:
    Beginning of period                     $    16.82       $    13.94              N/A              N/A
    End of period                           $    17.99       $    16.82              N/A              N/A
  Accumulation units outstanding
  at the end of period                           4,175            3,006              N/A              N/A

JNL/MCM Bond Index Division(618)

  Accumulation unit value:
    Beginning of period                     $    11.00       $    10.76              N/A              N/A
    End of period                           $    11.00       $    11.00              N/A              N/A
  Accumulation units outstanding
  at the end of period                          37,556           14,405              N/A              N/A

JNL/S&P Core Index 100 Division(650)

  Accumulation unit value:
    Beginning of period                            N/A       $    10.17              N/A              N/A
    End of period                                  N/A       $    10.38              N/A              N/A
  Accumulation units outstanding
  at the end of period                             N/A                -              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                     $    12.77       $    12.42              N/A              N/A
    End of period                           $    12.75       $    12.77              N/A              N/A
  Accumulation units outstanding
  at the end of period                           9,834            8,672              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                            N/A              N/A              N/A              N/A
    End of period                                  N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                            N/A              N/A              N/A              N/A
    End of period                                  N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             N/A              N/A              N/A              N/A

JNL/MCM Dow(SM) 10 Division(618)

  Accumulation unit value:
    Beginning of period                     $     9.44       $     8.77              N/A              N/A
    End of period                           $     8.75       $     9.44              N/A              N/A
  Accumulation units outstanding
  at the end of period                         168,505           57,365              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     $     8.22              N/A              N/A              N/A
    End of period                           $     8.21              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              96              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(694)

  Accumulation unit value:
    Beginning of period                     $    13.00       $    11.95              N/A              N/A
    End of period                           $    13.56       $    13.00              N/A              N/A
  Accumulation units outstanding
  at the end of period                           9,895            3,773              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                     $     9.80              N/A              N/A              N/A
    End of period                           $    10.84              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             233              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                     $    11.58              N/A              N/A              N/A
    End of period                           $    12.50              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           3,325              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                            N/A              N/A              N/A              N/A
    End of period                                  N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     $    16.80              N/A              N/A              N/A
    End of period                           $    17.33              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           2,266              N/A              N/A              N/A

JNL/MCM Global 15 Division(618)

  Accumulation unit value:
    Beginning of period                     $    11.58       $     9.50              N/A              N/A
    End of period                           $    12.54       $    11.58              N/A              N/A
  Accumulation units outstanding
  at the end of period                         203,483           52,508              N/A              N/A

JNL/MCM 25 Division(618)

  Accumulation unit value:
    Beginning of period                     $    11.77       $    10.43              N/A              N/A
    End of period                           $    11.23       $    11.77              N/A              N/A
  Accumulation units outstanding
  at the end of period                         201,931           50,794              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                     $     9.82              N/A              N/A              N/A
    End of period                           $    10.27              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              87              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(618)

  Accumulation unit value:
    Beginning of period                     $    18.11       $    15.62              N/A              N/A
    End of period                           $    19.38       $    18.11              N/A              N/A
  Accumulation units outstanding
  at the end of period                         120,785           33,197              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     $     5.13              N/A              N/A              N/A
    End of period                           $     5.67              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             674              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(682)

  Accumulation unit value:
    Beginning of period                     $    10.59       $     9.78              N/A              N/A
    End of period                           $    11.20       $    10.59              N/A              N/A
  Accumulation units outstanding
  at the end of period                           3,946            3,890              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     $    10.98              N/A              N/A              N/A
    End of period                           $    12.43              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           1,158              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(663)

  Accumulation unit value:
    Beginning of period                     $    17.10       $    15.70              N/A              N/A
    End of period                           $    22.99       $    17.10              N/A              N/A
  Accumulation units outstanding
  at the end of period                          10,286              543              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                     $     4.13              N/A              N/A              N/A
    End of period                           $     4.44              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             207              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(618)

  Accumulation unit value:
    Beginning of period                     $     9.80       $     8.39              N/A              N/A
    End of period                           $    13.21       $     9.80              N/A              N/A
  Accumulation units outstanding
  at the end of period                         215,801           62,710              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                            N/A              N/A              N/A              N/A
    End of period                                  N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(635)

  Accumulation unit value:
    Beginning of period                     $    11.79       $     9.73              N/A              N/A
    End of period                           $    12.56       $    11.79              N/A              N/A
  Accumulation units outstanding
  at the end of period                              31                -              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     $    11.15              N/A              N/A              N/A
    End of period                           $    11.65              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           2,376              N/A              N/A              N/A

JNL/AIM Real Estate Division(934)

  Accumulation unit value:
    Beginning of period                     $    10.65              N/A              N/A              N/A
    End of period                           $    11.56              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           1,459              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                            N/A              N/A              N/A              N/A
    End of period                                  N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division(916)

  Accumulation unit value:
    Beginning of period                     $    10.54              N/A              N/A              N/A
    End of period                           $    10.90              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           2,474              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(734)

  Accumulation unit value:
    Beginning of period                     $    10.82       $    10.87              N/A              N/A
    End of period                           $    10.53       $    10.82              N/A              N/A
  Accumulation units outstanding
  at the end of period                           3,892              130              N/A              N/A

JNL/MCM Value Line 25 Division(693)

  Accumulation unit value:
    Beginning of period                     $    11.42       $    10.08              N/A              N/A
    End of period                           $    15.58       $    11.42              N/A              N/A
  Accumulation units outstanding
  at the end of period                          76,570            6,597              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     $    10.57              N/A              N/A              N/A
    End of period                           $    11.85              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         100,286              N/A              N/A              N/A

JNL/MCM VIP Division(693)

  Accumulation unit value:
    Beginning of period                     $    11.07       $    10.09              N/A              N/A
    End of period                           $    11.94       $    11.07              N/A              N/A
  Accumulation units outstanding
  at the end of period                          27,572              137              N/A              N/A

JNL/S&P Managed Moderate Division(726)

  Accumulation unit value:
    Beginning of period                     $    10.50       $    10.44              N/A              N/A
    End of period                           $    10.83       $    10.50              N/A              N/A
  Accumulation units outstanding
  at the end of period                         149,116              650              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative
  Division(726)

  Accumulation unit value:
    Beginning of period                     $    10.31       $    10.29              N/A              N/A
    End of period                           $    10.50       $    10.31              N/A              N/A
  Accumulation units outstanding
  at the end of period                          62,355              739              N/A              N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.795%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock
Index Division(201)

  Accumulation unit value:
    Beginning of period                     $     8.14       $     7.45       $     5.87       $     5.34
    End of period                           $     8.34       $     8.14       $     7.45       $     5.88
  Accumulation units outstanding
  at the end of period                          26,814           26,441           17,802            1,692

JNL/FMR Capital Growth Division(302)

  Accumulation unit value:
    Beginning of period                     $    20.22       $    17.45       $    13.32              N/A
    End of period                           $    21.09       $    20.22       $    17.45              N/A
  Accumulation units outstanding
  at the end of period                             788            3,066            3,058              N/A

JNL/Select Large Cap Growth Division(335)

  Accumulation unit value:
    Beginning of period                     $    25.14       $    22.92       $    19.48              N/A
    End of period                           $    25.85       $    25.14       $    22.92              N/A
  Accumulation units outstanding
  at the end of period                           4,609            6,202            4,904              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                            N/A              N/A              N/A              N/A
    End of period                                  N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             N/A              N/A              N/A              N/A

JNL/Select Balanced Division(245)

  Accumulation unit value:
    Beginning of period                     $    22.17       $    20.36       $    17.05       $    17.12
    End of period                           $    22.93       $    22.17       $    20.36       $    17.05
  Accumulation units outstanding
  at the end of period                          30,884           29,211           19,046            1,620

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division(335)

  Accumulation unit value:
    Beginning of period                     $    19.44       $    17.51       $    15.02              N/A
    End of period                           $    20.77       $    19.44       $    17.51              N/A
  Accumulation units outstanding
  at the end of period                             778              778            2,433              N/A

JNL/Putnam Value Equity Division(313)

  Accumulation unit value:
    Beginning of period                     $    19.09       $    17.70       $    14.56              N/A
    End of period                           $    19.67       $    19.09       $    17.70              N/A
  Accumulation units outstanding
  at the end of period                           2,355            4,375            3,523              N/A

JNL/Select Money Market Division(201)

  Accumulation unit value:
    Beginning of period                     $    11.78       $    11.90       $    12.06       $    12.08
    End of period                           $    11.88       $    11.78       $    11.90       $    12.06
  Accumulation units outstanding
  at the end of period                           3,082            9,142            8,941            7,473

JNL/PPM America High Yield Bond
Division(206)

  Accumulation unit value:
    Beginning of period                            N/A       $    14.98       $    12.85       $    12.04
    End of period                                  N/A       $    15.45       $    14.98       $    12.85
  Accumulation units outstanding
  at the end of period                             N/A                -           36,164              432

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(245)

  Accumulation unit value:
    Beginning of period                     $    15.00       $    14.71       $    14.80       $    14.68
    End of period                           $    15.08       $    15.00       $    14.71       $    14.80
  Accumulation units outstanding
  at the end of period                          18,463           18,565           23,546            1,945

JNL/Salomon Brothers Strategic
Bond Division(305)

  Accumulation unit value:
    Beginning of period                     $    17.93       $    17.08       $    15.97              N/A
    End of period                           $    18.08       $    17.93       $    17.08              N/A
  Accumulation units outstanding
  at the end of period                          14,828           17,242           18,875              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division(295)

  Accumulation unit value:
    Beginning of period                     $    24.83       $    23.00       $    17.99              N/A
    End of period                           $    25.87       $    24.83       $    23.00              N/A
  Accumulation units outstanding
  at the end of period                          21,766           25,786           18,363              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(201)

  Accumulation unit value:
    Beginning of period                     $    32.23       $    27.80       $    20.42       $    17.85
    End of period                           $    36.12       $    32.23       $    27.80       $    20.42
  Accumulation units outstanding
  at the end of period                          13,093           15,084           10,758              701

JNL/JPMorgan International Equity
Division(206)

  Accumulation unit value:
    Beginning of period                     $    12.98       $    11.36       $     9.00       $     8.55
    End of period                           $    14.11       $    12.98       $    11.36       $     9.00
  Accumulation units outstanding
  at the end of period                           4,242            1,893            7,124            1,257

JNL/Alger Growth Division(229)

  Accumulation unit value:
    Beginning of period                     $    16.83       $    16.31       $    12.28       $    12.82
    End of period                           $    18.56       $    16.83       $    16.31       $    12.28
  Accumulation units outstanding
  at the end of period                          13,605           14,975           17,372              465

JNL/Eagle Core Equity Division(201)

  Accumulation unit value:
    Beginning of period                     $    16.63       $    15.93       $    13.02       $    12.03
    End of period                           $    16.89       $    16.63       $    15.93       $    13.02
  Accumulation units outstanding
  at the end of period                           8,630            7,448            9,894              301

JNL/Eagle SmallCap Equity Division(302)

  Accumulation unit value:
    Beginning of period                     $    18.94       $    16.23       $    11.11              N/A
    End of period                           $    19.07       $    18.94       $    16.23              N/A
  Accumulation units outstanding
  at the end of period                           6,041           10,686           11,227              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division(171)

  Accumulation unit value:
    Beginning of period                     $    12.27       $    11.41       $     9.86       $     9.89
    End of period                           $    12.83       $    12.27       $    11.41       $     9.86
  Accumulation units outstanding
  at the end of period                         118,687          119,978          117,753           15,052

JNL/S&P Managed Growth Division(202)

  Accumulation unit value:
    Beginning of period                     $    12.57       $    11.49       $     9.61       $     8.85
    End of period                           $    13.27       $    12.57       $    11.49       $     9.61
  Accumulation units outstanding
  at the end of period                         147,633          141,102          113,034            6,265

JNL/S&P Managed Aggressive Growth
Division(223)

  Accumulation unit value:
    Beginning of period                     $    12.35       $    11.16       $     8.96       $     8.98
    End of period                           $    13.16       $    12.35       $    11.16       $     8.96
  Accumulation units outstanding
  at the end of period                          71,209           88,597           22,785              716

JNL/S&P Very Aggressive Growth
Division I(218)

  Accumulation unit value:
    Beginning of period                            N/A       $    10.77       $     8.40       $     8.55
    End of period                                  N/A       $    10.99       $    10.77       $     8.40
  Accumulation units outstanding
  at the end of period                             N/A                -            1,625                -

JNL/S&P Equity Growth Division I(295)

  Accumulation unit value:
    Beginning of period                            N/A       $    10.06       $     7.71              N/A
    End of period                                  N/A       $    10.22       $    10.06              N/A
  Accumulation units outstanding
  at the end of period                             N/A                -           44,862              N/A

JNL/S&P Equity Aggressive Growth
Division I(308)

  Accumulation unit value:
    Beginning of period                            N/A       $    10.28       $     7.98              N/A
    End of period                                  N/A       $    10.48       $    10.28              N/A
  Accumulation units outstanding
  at the end of period                             N/A                -            6,759              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(299)

  Accumulation unit value:
    Beginning of period                     $    10.39       $     9.61       $     7.47              N/A
    End of period                           $    10.65       $    10.39       $     9.61              N/A
  Accumulation units outstanding
  at the end of period                          63,833           56,145           53,194              N/A

JNL/MCM S&P 400 MidCap Index Division(299)

  Accumulation unit value:
    Beginning of period                     $    12.71       $    11.18       $     8.10              N/A
    End of period                           $    13.98       $    12.71       $    11.18              N/A
  Accumulation units outstanding
  at the end of period                          27,464           28,909           20,800              N/A

JNL/Alliance Capital Growth Division(302)

  Accumulation unit value:
    Beginning of period                     $     9.67       $     9.26       $     7.77              N/A
    End of period                           $     8.78       $     9.67       $     9.26              N/A
  Accumulation units outstanding
  at the end of period                               -            8,725           13,393              N/A

JNL/JPMorgan International Value
Division(303)

  Accumulation unit value:
    Beginning of period                     $    10.19       $     8.46       $     5.94              N/A
    End of period                           $    11.86       $    10.19       $     8.46              N/A
  Accumulation units outstanding
  at the end of period                          20,193           14,514            5,865              N/A

JNL/PIMCO Total Return Bond Division(201)

  Accumulation unit value:
    Beginning of period                     $    13.60       $    13.25       $    12.88       $    12.61
    End of period                           $    13.66       $    13.60       $    13.25       $    12.88
  Accumulation units outstanding
  at the end of period                          58,309           56,607           74,816              904

JNL/MCM Small Cap Index Division(201)

  Accumulation unit value:
    Beginning of period                     $    13.03       $    11.30       $     7.88       $     7.22
    End of period                           $    13.34       $    13.03       $    11.30       $     7.88
  Accumulation units outstanding
  at the end of period                          18,562           24,967           16,280              226

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index Division(218)

  Accumulation unit value:
    Beginning of period                     $    13.44       $    11.45       $     8.49       $     8.43
    End of period                           $    14.96       $    13.44       $    11.45       $     8.49
  Accumulation units outstanding
  at the end of period                          16,922           18,970            9,146               61

JNL/Lazard Small Cap Value Division(206)

  Accumulation unit value:
    Beginning of period                     $    14.24       $    12.57       $     9.22       $     8.43
    End of period                           $    14.64       $    14.24       $    12.57       $     9.22
  Accumulation units outstanding
  at the end of period                          13,407           15,420           10,754            1,043

JNL/Lazard Mid Cap Value Division(201)

  Accumulation unit value:
    Beginning of period                     $    16.78       $    13.70       $    10.82       $     9.74
    End of period                           $    17.94       $    16.78       $    13.70       $    10.82
  Accumulation units outstanding
  at the end of period                          13,341           13,424            8,604            1,121

JNL/MCM Bond Index Division(305)

  Accumulation unit value:
    Beginning of period                     $    10.99       $    10.79       $    10.73              N/A
    End of period                           $    10.99       $    10.99       $    10.79              N/A
  Accumulation units outstanding
  at the end of period                           4,459            2,529              921              N/A

JNL/S&P Core Index 100 Division(201)

  Accumulation unit value:
    Beginning of period                            N/A       $    10.21       $     8.51       $     7.97
    End of period                                  N/A       $    10.37       $    10.21       $     8.51
  Accumulation units outstanding
  at the end of period                             N/A                -            7,778              396

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                     $    12.73       $    12.39              N/A              N/A
    End of period                           $    12.72       $    12.73              N/A              N/A
  Accumulation units outstanding
  at the end of period                          46,585           42,120              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division(308)

  Accumulation unit value:
    Beginning of period                            N/A       $     9.91       $     7.67              N/A
    End of period                                  N/A       $    10.08       $     9.91              N/A
  Accumulation units outstanding
  at the end of period                             N/A                -            5,592              N/A

JNL/S&P Core Index 75 Division(298)

  Accumulation unit value:
    Beginning of period                            N/A       $    10.07       $     7.83              N/A
    End of period                                  N/A       $    10.26       $    10.07              N/A
  Accumulation units outstanding
  at the end of period                             N/A                -            3,575              N/A

JNL/MCM Dow(SM) 10 Division(299)

  Accumulation unit value:
    Beginning of period                     $     9.42       $     9.33       $     6.66              N/A
    End of period                           $     8.73       $     9.42       $     9.33              N/A
  Accumulation units outstanding
  at the end of period                         128,065          115,230           81,488              N/A

JNL/Putnam Midcap Growth Division(309)

  Accumulation unit value:
    Beginning of period                     $     7.44       $     6.39       $     4.91              N/A
    End of period                           $     8.19       $     7.44       $     6.39              N/A
  Accumulation units outstanding
  at the end of period                           2,571           14,982           15,294              N/A

JNL/T. Rowe Price Value Division(229)

  Accumulation unit value:
    Beginning of period                     $    12.98       $    11.47       $     8.99       $     8.93
    End of period                           $    13.53       $    12.98       $    11.47       $     8.99
  Accumulation units outstanding
  at the end of period                          42,518           44,069           33,053            1,113

JNL/FMR Balanced Division(201)

  Accumulation unit value:
    Beginning of period                     $    10.01       $     9.31       $     8.34       $     8.11
    End of period                           $    10.82       $    10.01       $     9.31       $     8.34
  Accumulation units outstanding
  at the end of period                          18,979           21,050           20,412              390

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth
Division(309)

  Accumulation unit value:
    Beginning of period                     $    11.17       $     9.65       $     6.68              N/A
    End of period                           $    12.48       $    11.17       $     9.65              N/A
  Accumulation units outstanding
  at the end of period                          47,115           37,346           13,183              N/A

JNL/Oppenheimer Growth Division(326)

  Accumulation unit value:
    Beginning of period                     $     8.09       $     7.90       $     7.19              N/A
    End of period                           $     8.67       $     8.09       $     7.90              N/A
  Accumulation units outstanding
  at the end of period                          20,590           16,670           10,424              N/A

JNL/Select Value Division(317)

  Accumulation unit value:
    Beginning of period                     $    16.30       $    14.46       $    11.18              N/A
    End of period                           $    17.32       $    16.30       $    14.46              N/A
  Accumulation units outstanding
  at the end of period                          11,076           10,841            4,316              N/A

JNL/MCM Global 15 Division(303)

  Accumulation unit value:
    Beginning of period                     $    11.56       $     9.19       $     6.38              N/A
    End of period                           $    12.51       $    11.56       $     9.19              N/A
  Accumulation units outstanding
  at the end of period                          96,155           85,749           61,832              N/A

JNL/MCM 25 Division(206)

  Accumulation unit value:
    Beginning of period                     $    11.75       $     9.82       $     7.52       $     7.07
    End of period                           $    11.21       $    11.75       $     9.82       $     7.52
  Accumulation units outstanding
  at the end of period                          95,927           85,407           65,590              736

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                            N/A              N/A              N/A              N/A
    End of period                                  N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(299)

  Accumulation unit value:
    Beginning of period                     $    18.08       $    16.35       $    11.13              N/A
    End of period                           $    19.34       $    18.08       $    16.35              N/A
  Accumulation units outstanding
  at the end of period                          61,099           59,892           45,226              N/A

JNL/MCM Technology Sector Division(477)

  Accumulation unit value:
    Beginning of period                     $     5.62       $     5.66       $     5.43              N/A
    End of period                           $     5.65       $     5.62       $     5.66              N/A
  Accumulation units outstanding
  at the end of period                          11,923            4,406              511              N/A

JNL/MCM Healthcare Sector Division(477)

  Accumulation unit value:
    Beginning of period                     $    10.57       $    10.41       $    10.14              N/A
    End of period                           $    11.18       $    10.57       $    10.41              N/A
  Accumulation units outstanding
  at the end of period                           3,201            2,801              274              N/A

JNL/MCM Financial Sector Division(477)

  Accumulation unit value:
    Beginning of period                     $    11.90       $    10.67       $    10.35              N/A
    End of period                           $    12.40       $    11.90       $    10.67              N/A
  Accumulation units outstanding
  at the end of period                           6,952            2,827              268              N/A

JNL/MCM Oil & Gas Sector Division(561)

  Accumulation unit value:
    Beginning of period                     $    17.07       $    14.07              N/A              N/A
    End of period                           $    22.94       $    17.07              N/A              N/A
  Accumulation units outstanding
  at the end of period                          13,345              308              N/A              N/A

JNL/MCM Communications Sector
Division(519)

  Accumulation unit value:
    Beginning of period                     $     4.47       $     4.23              N/A              N/A
    End of period                           $     4.43       $     4.47              N/A              N/A
  Accumulation units outstanding
  at the end of period                             746              749              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(201)

  Accumulation unit value:
    Beginning of period                     $     9.78       $     8.46       $     7.24       $     7.61
    End of period                           $    13.18       $     9.78       $     8.46       $     7.24
  Accumulation units outstanding
  at the end of period                         108,435          103,380           81,020              416

JNL/AIM Premier Equity II Division(359)

  Accumulation unit value:
    Beginning of period                            N/A       $     9.36       $     8.31              N/A
    End of period                                  N/A       $     9.14       $     9.36              N/A
  Accumulation units outstanding
  at the end of period                             N/A                -              461              N/A

JNL/AIM Small Cap Growth Division(201)

  Accumulation unit value:
    Beginning of period                     $    11.78       $    11.22       $     8.26       $     7.48
    End of period                           $    12.55       $    11.78       $    11.22       $     8.26
  Accumulation units outstanding
  at the end of period                          12,659           18,879           21,831            1,345

JNL/AIM Large Cap Growth Division(295)

  Accumulation unit value:
    Beginning of period                     $    11.05       $    10.22       $     8.22              N/A
    End of period                           $    11.63       $    11.05       $    10.22              N/A
  Accumulation units outstanding
  at the end of period                          10,443           11,209           12,330              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                            N/A              N/A              N/A              N/A
    End of period                                  N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                            N/A              N/A              N/A              N/A
    End of period                                  N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Value Line 25 Division(723)

  Accumulation unit value:
    Beginning of period                   $      11.42   $      11.13            N/A            N/A
    End of period                         $      15.57   $      11.42            N/A            N/A
  Accumulation units outstanding
  at the end of period                          18,320          1,498            N/A            N/A

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                   $      10.90   $       9.68            N/A            N/A
    End of period                         $      11.85   $      10.90            N/A            N/A
  Accumulation units outstanding
  at the end of period                          58,212          4,613            N/A            N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                   $      10.95            N/A            N/A            N/A
    End of period                         $      11.94            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           2,049            N/A            N/A            N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A
Accumulation Unit Values

CONTRACT WITH ENDORSEMENTS - 1.80%

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(136)

  Accumulation unit value:
    Beginning of period                   $       8.14   $       7.45   $       5.87   $       7.00
    End of period                         $       8.33   $       8.14   $       7.45   $       5.87
  Accumulation units outstanding
  at the end of period                         113,759         98,582          6,221              -

JNL/FMR Capital Growth Division(94)

  Accumulation unit value:
    Beginning of period                   $      20.21   $      17.44   $      13.09   $      16.80
    End of period                         $      21.08   $      20.21   $      17.44   $      13.09
  Accumulation units outstanding
  at the end of period                           8,573         10,189          1,909              -

JNL/Select Large Cap Growth Division(136)

  Accumulation unit value:
    Beginning of period                   $      25.13   $      22.91   $      17.22   $      20.30
    End of period                         $      25.83   $      25.13   $      22.91   $      17.22
  Accumulation units outstanding
  at the end of period                          41,539         12,208          4,518              -

JNL/Select Global Growth Division(648)

  Accumulation unit value:
    Beginning of period                   $      22.33   $      19.18            N/A            N/A
    End of period                         $      22.35   $      22.33            N/A            N/A
  Accumulation units outstanding
  at the end of period                           8,831            191            N/A            N/A

JNL/Select Balanced Division(154)

  Accumulation unit value:
    Beginning of period                   $      22.16   $      20.35   $      17.04   $      16.78
    End of period                         $      22.92   $      22.16   $      20.35   $      17.04
  Accumulation units outstanding
  at the end of period                         240,436        190,801         28,730              -

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Putnam Equity Division(119)

  Accumulation unit value:
    Beginning of period                   $      19.43   $      17.50   $      14.01   $      17.18
    End of period                         $      20.75   $      19.43   $      17.50   $      14.01
  Accumulation units outstanding
  at the end of period                           5,274          1,667            410              -

JNL/Putnam Value Equity Division(119)

  Accumulation unit value:
    Beginning of period                   $      19.08   $      17.70   $      14.47   $      17.81
    End of period                         $      19.66   $      19.08   $      17.70   $      14.47
  Accumulation units outstanding
  at the end of period                          25,562         13,478          2,705              -

JNL/Select Money Market Division(121)

  Accumulation unit value:
    Beginning of period                   $      11.77   $      11.89   $      12.05   $      12.11
    End of period                         $      11.88   $      11.77   $      11.89   $      12.05
  Accumulation units outstanding
  at the end of period                         138,552         45,325         13,133              -

JNL/PPM America High Yield Bond
Division(144)

  Accumulation unit value:
    Beginning of period                            N/A   $      14.98   $      12.85   $      12.44
    End of period                                  N/A   $      15.44   $      14.98   $      12.85
  Accumulation units outstanding
  at the end of period                             N/A              -         20,643              -

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(144)

  Accumulation unit value:
    Beginning of period                   $      14.99   $      14.70   $      14.79   $      13.94
    End of period                         $      15.07   $      14.99   $      14.70   $      14.79
  Accumulation units outstanding
  at the end of period                          50,556         35,583         26,130              -

JNL/Salomon Brothers Strategic
Bond Division(170)

  Accumulation unit value:
    Beginning of period                   $      17.92   $      17.07   $      15.31   $      14.39
    End of period                         $      18.07   $      17.92   $      17.07   $      15.31
  Accumulation units outstanding
  at the end of period                         106,933         48,105         16,962              -

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------

JNL/T. Rowe Price Established
Growth Division(235)

  Accumulation unit value:
    Beginning of period                   $      24.81   $      22.99   $      17.93   $      19.07
    End of period                         $      25.86   $      24.81   $      22.99   $      17.93
  Accumulation units outstanding
  at the end of period                          81,098         34,910          8,179              -

JNL/T. Rowe Price Mid-Cap Growth
Division(132)

  Accumulation unit value:
    Beginning of period                   $      32.21   $      27.78   $      20.41   $      24.90
    End of period                         $      36.10   $      32.21   $      27.78   $      20.41
  Accumulation units outstanding
  at the end of period                          81,649         42,426         11,904              -

JNL/JPMorgan International Equity
Division(123)

  Accumulation unit value:
    Beginning of period                   $      12.97   $      11.35   $       8.99   $      11.58
    End of period                         $      14.10   $      12.97   $      11.35   $       8.99
  Accumulation units outstanding
  at the end of period                          47,038         17,431          5,075              -

JNL/Alger Growth Division(159)

  Accumulation unit value:
    Beginning of period                   $      16.82   $      16.31   $      12.27   $      13.28
    End of period                         $      18.55   $      16.82   $      16.31   $      12.27
  Accumulation units outstanding
  at the end of period                          59,083         23,508          6,009              -

JNL/Eagle Core Equity Division(154)

  Accumulation unit value:
    Beginning of period                   $      16.63   $      15.92   $      13.02   $      13.23
    End of period                         $      16.88   $      16.63   $      15.92   $      13.02
  Accumulation units outstanding
  at the end of period                          31,912         17,893          7,347              -

JNL/Eagle SmallCap Equity Division(144)

  Accumulation unit value:
    Beginning of period                   $      18.93   $      16.23   $      11.80   $      13.73
    End of period                         $      19.07   $      18.93   $      16.23   $      11.80
  Accumulation units outstanding
  at the end of period                          19,447         10,778          2,609              -

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(133)

  Accumulation unit value:
    Beginning of period                   $      12.27   $      11.40   $       9.86   $      10.46
    End of period                         $      12.83   $      12.27   $      11.40   $       9.86
  Accumulation units outstanding
  at the end of period                         967,418        561,622        212,843              -

JNL/S&P Managed Growth Division(121)

  Accumulation unit value:
    Beginning of period                   $      12.57   $      11.49   $       9.61   $      11.06
    End of period                         $      13.26   $      12.57   $      11.49   $       9.61
  Accumulation units outstanding
  at the end of period                       1,172,320        999,841        237,317              -

JNL/S&P Managed Aggressive Growth
Division(112)

  Accumulation unit value:
    Beginning of period                   $      12.34   $      11.16   $       8.96   $      10.80
    End of period                         $      13.15   $      12.34   $      11.16   $       8.96
  Accumulation units outstanding
  at the end of period                         379,833        326,453          5,023              -

JNL/S&P Very Aggressive Growth
Division I(314)

  Accumulation unit value:
    Beginning of period                            N/A   $      10.76   $       8.65            N/A
    End of period                                  N/A   $      10.98   $      10.76            N/A
  Accumulation units outstanding
  at the end of period                             N/A              -         10,290            N/A

JNL/S&P Equity Growth Division I(245)

  Accumulation unit value:
    Beginning of period                            N/A   $      10.05   $       7.90   $       8.02
    End of period                                  N/A   $      10.21   $      10.05   $       7.90
  Accumulation units outstanding
  at the end of period                             N/A              -         18,927              -

JNL/S&P Equity Aggressive Growth
Division I(218)

  Accumulation unit value:
    Beginning of period                            N/A   $      10.28   $       8.05   $       8.20
    End of period                                  N/A   $      10.48   $      10.28   $       8.05
  Accumulation units outstanding
  at the end of period                             N/A              -          2,884              -

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(123)

  Accumulation unit value:
    Beginning of period                   $      10.39   $       9.61   $       7.66   $       9.39
    End of period                         $      10.65   $      10.39   $       9.61   $       7.66
  Accumulation units outstanding
  at the end of period                         505,570        314,177         89,245              -

JNL/MCM S&P 400 MidCap Index
Division(136)

  Accumulation unit value:
    Beginning of period                   $      12.71   $      11.18   $       8.46   $      10.09
    End of period                         $      13.98   $      12.71   $      11.18   $       8.46
  Accumulation units outstanding
  at the end of period                         292,483        173,597         30,238              -

JNL/Alliance Capital Growth Division(169)

  Accumulation unit value:
    Beginning of period                   $       9.66   $       9.25   $       7.58   $       8.21
    End of period                         $       8.78   $       9.66   $       9.25   $       7.58
  Accumulation units outstanding
  at the end of period                               -          3,454          8,170              -

JNL/JPMorgan International Value
Division(338)

  Accumulation unit value:
    Beginning of period                   $      10.18   $       8.46   $       6.46            N/A
    End of period                         $      11.86   $      10.18   $       8.46            N/A
  Accumulation units outstanding
  at the end of period                          85,794         26,346          5,525            N/A

JNL/PIMCO Total Return Bond
Division(123)

  Accumulation unit value:
    Beginning of period                   $      13.59   $      13.25   $      12.87   $      12.31
    End of period                         $      13.66   $      13.59   $      13.25   $      12.87
  Accumulation units outstanding
  at the end of period                         332,970        131,014         56,973              -

JNL/MCM Small Cap Index Division(136)

  Accumulation unit value:
    Beginning of period                   $      13.03   $      11.30   $       7.88   $       9.74
    End of period                         $      13.34   $      13.03   $      11.30   $       7.88
  Accumulation units outstanding
  at the end of period                         234,526        143,303         34,562              -

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM International Index
Division(154)

  Accumulation unit value:
    Beginning of period                   $      13.44   $      11.45   $       8.49   $       9.61
    End of period                         $      14.96   $      13.44   $      11.45   $       8.49
  Accumulation units outstanding
  at the end of period                         270,082        137,253         29,956              -

JNL/Lazard Small Cap Value Division(94)

  Accumulation unit value:
    Beginning of period                   $      14.24   $      12.57   $       9.22   $      12.18
    End of period                         $      14.64   $      14.24   $      12.57   $       9.22
  Accumulation units outstanding
  at the end of period                          81,707         34,491         14,816              -

JNL/Lazard Mid Cap Value Division(94)

  Accumulation unit value:
    Beginning of period                   $      16.78   $      13.70   $      10.82   $      13.20
    End of period                         $      17.93   $      16.78   $      13.70   $      10.82
  Accumulation units outstanding
  at the end of period                         118,883         83,154         16,050              -

JNL/MCM Bond Index Division(154)

  Accumulation unit value:
    Beginning of period                   $      10.98   $      10.79   $      10.67   $      10.25
    End of period                         $      10.99   $      10.98   $      10.79   $      10.67
  Accumulation units outstanding
  at the end of period                         171,692        136,129         46,945              -

JNL/S&P Core Index 100 Division(121)

  Accumulation unit value:
    Beginning of period                            N/A   $      10.21   $       8.51   $       9.81
    End of period                                  N/A   $      10.37   $      10.21   $       8.51
  Accumulation units outstanding
  at the end of period                             N/A              -         29,043              -

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                   $      12.73   $      12.38            N/A            N/A
    End of period                         $      12.71   $      12.73            N/A            N/A
  Accumulation units outstanding
  at the end of period                         138,839         79,322            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division(383)

  Accumulation unit value:
    Beginning of period                            N/A   $       9.91   $       8.55            N/A
    End of period                                  N/A   $      10.08   $       9.91            N/A
  Accumulation units outstanding
  at the end of period                             N/A              -          1,024            N/A

JNL/S&P Core Index 75 Division(245)

  Accumulation unit value:
    Beginning of period                            N/A   $      10.07   $       8.11   $       8.22
    End of period                                  N/A   $      10.26   $      10.07   $       8.11
  Accumulation units outstanding
  at the end of period                             N/A              -            354              -

JNL/MCM Dow(SM) 10 Division(94)

  Accumulation unit value:
    Beginning of period                   $       9.42   $       9.32   $       7.55   $       9.00
    End of period                         $       8.73   $       9.42   $       9.32   $       7.55
  Accumulation units outstanding
  at the end of period                       1,036,380        709,081        229,647              -

JNL/Putnam Midcap Growth Division(94)

  Accumulation unit value:
    Beginning of period                   $       7.44   $       6.38   $       4.87   $       6.64
    End of period                         $       8.19   $       7.44   $       6.38   $       4.87
  Accumulation units outstanding
  at the end of period                          29,087         21,126         14,179              -

JNL/T. Rowe Price Value Division(94)

  Accumulation unit value:
    Beginning of period                   $      12.97   $      11.47   $       8.99   $      11.20
    End of period                         $      13.53   $      12.97   $      11.47   $       8.99
  Accumulation units outstanding
  at the end of period                         203,584        106,640         25,272              -

JNL/FMR Balanced Division(159)

  Accumulation unit value:
    Beginning of period                   $      10.01   $       9.31   $       8.33   $       8.39
    End of period                         $      10.82   $      10.01   $       9.31   $       8.33
  Accumulation units outstanding
  at the end of period                         188,160         72,323         27,514              -

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(94)

  Accumulation unit value:
    Beginning of period                   $      11.17   $       9.64   $       6.99   $       9.11
    End of period                         $      12.48   $      11.17   $       9.64   $       6.99
  Accumulation units outstanding
  at the end of period                         147,965         49,947          9,652              -

JNL/Oppenheimer Growth Division(159)

  Accumulation unit value:
    Beginning of period                   $       8.09   $       7.90   $       6.83   $       7.50
    End of period                         $       8.67   $       8.09   $       7.90   $       6.83
  Accumulation units outstanding
  at the end of period                          37,497         17,290         10,641              -

JNL/Select Value Division(275)

  Accumulation unit value:
    Beginning of period                   $      16.30   $      14.46   $      10.26            N/A
    End of period                         $      17.32   $      16.30   $      14.46            N/A
  Accumulation units outstanding
  at the end of period                          74,731         24,436          3,776            N/A

JNL/MCM Global 15 Division(138)

  Accumulation unit value:
    Beginning of period                   $      11.56   $       9.19   $       7.02   $       8.22
    End of period                         $      12.51   $      11.56   $       9.19   $       7.02
  Accumulation units outstanding
  at the end of period                         886,912        598,495        159,404              -

JNL/MCM 25 Division(138)

  Accumulation unit value:
    Beginning of period                   $      11.75   $       9.81   $       7.52   $       9.18
    End of period                         $      11.20   $      11.75   $       9.81   $       7.52
  Accumulation units outstanding
  at the end of period                         836,522        576,738        192,157              -

JNL/MCM Consumer Brands Sector
Division(516)

  Accumulation unit value:
    Beginning of period                   $      10.68   $       9.98            N/A            N/A
    End of period                         $      10.24   $      10.68            N/A            N/A
  Accumulation units outstanding
  at the end of period                          10,159          3,959            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(138)

  Accumulation unit value:
    Beginning of period                   $      18.07   $      16.34   $      11.24   $      13.47
    End of period                         $      19.34   $      18.07   $      16.34   $      11.24
  Accumulation units outstanding
  at the end of period                         470,597        337,307         93,432              -

JNL/MCM Technology Sector Division(558)

  Accumulation unit value:
    Beginning of period                   $       5.62   $       5.49            N/A            N/A
    End of period                         $       5.65   $       5.62            N/A            N/A
  Accumulation units outstanding
  at the end of period                          97,624         27,866            N/A            N/A

JNL/MCM Healthcare Sector Division(492)

  Accumulation unit value:
    Beginning of period                   $      10.57   $      10.47            N/A            N/A
    End of period                         $      11.17   $      10.57            N/A            N/A
  Accumulation units outstanding
  at the end of period                          99,345         20,018            N/A            N/A

JNL/MCM Financial Sector Division(528)

  Accumulation unit value:
    Beginning of period                   $      11.89   $      11.38            N/A            N/A
    End of period                         $      12.40   $      11.89            N/A            N/A
  Accumulation units outstanding
  at the end of period                          44,970         11,464            N/A            N/A

JNL/MCM Oil & Gas Sector Division(492)

  Accumulation unit value:
    Beginning of period                   $      17.07   $      13.17            N/A            N/A
    End of period                         $      22.93   $      17.07            N/A            N/A
  Accumulation units outstanding
  at the end of period                          86,513         20,400            N/A            N/A

JNL/MCM Communications Sector
Division(518)

  Accumulation unit value:
    Beginning of period                   $       4.47   $       4.28            N/A            N/A
    End of period                         $       4.43   $       4.47            N/A            N/A
  Accumulation units outstanding
  at the end of period                          21,271         10,043            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(138)

  Accumulation unit value:
    Beginning of period                   $       9.77   $       8.46   $       7.24   $       9.28
    End of period                         $      13.18   $       9.77   $       8.46   $       7.24
  Accumulation units outstanding
  at the end of period                         938,711        672,916        193,964              -

JNL/AIM Premier Equity II Division(120)

  Accumulation unit value:
    Beginning of period                            N/A   $       9.35   $       7.76   $      10.05
    End of period                                  N/A   $       9.14   $       9.35   $       7.76
  Accumulation units outstanding
  at the end of period                             N/A              -          6,277              -

JNL/AIM Small Cap Growth Division(136)

  Accumulation unit value:
    Beginning of period                   $      11.78   $      11.22   $       8.25   $       9.94
    End of period                         $      12.54   $      11.78   $      11.22   $       8.25
  Accumulation units outstanding
  at the end of period                          47,619         23,116         16,008              -

JNL/AIM Large Cap Growth Division(94)

  Accumulation unit value:
    Beginning of period                   $      11.04   $      10.22   $       8.01   $      10.31
    End of period                         $      11.63   $      11.04   $      10.22   $       8.01
  Accumulation units outstanding
  at the end of period                         115,451         54,147         25,241              -

JNL/AIM Real Estate Division(833)

  Accumulation unit value:
    Beginning of period                   $      10.45            N/A            N/A            N/A
    End of period                         $      11.56            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          40,142            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division(870)

  Accumulation unit value:
    Beginning of period                   $      10.99            N/A            N/A            N/A
    End of period                         $      11.25            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          38,079            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(829)

  Accumulation unit value:
    Beginning of period                   $       9.83            N/A            N/A            N/A
    End of period                         $      10.90            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          24,429            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division(683)

  Accumulation unit value:
    Beginning of period                   $      10.82   $       9.81            N/A            N/A
    End of period                         $      10.52   $      10.82            N/A            N/A
  Accumulation units outstanding
  at the end of period                         106,515         16,498            N/A            N/A

JNL/MCM Value Line 25 Division(683)

  Accumulation unit value:
    Beginning of period                   $      11.42   $       9.52            N/A            N/A
    End of period                         $      15.57   $      11.42            N/A            N/A
  Accumulation units outstanding
  at the end of period                         555,854         67,277            N/A            N/A

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                   $      10.90   $       9.71            N/A            N/A
    End of period                         $      11.85   $      10.90            N/A            N/A
  Accumulation units outstanding
  at the end of period                       1,692,374        189,770            N/A            N/A

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                   $      11.07   $       9.75            N/A            N/A
    End of period                         $      11.94   $      11.07            N/A            N/A
  Accumulation units outstanding
  at the end of period                         273,822         17,150            N/A            N/A

JNL/S&P Managed Moderate Division(686)

  Accumulation unit value:
    Beginning of period                   $      10.49   $       9.87            N/A            N/A
    End of period                         $      10.82   $      10.49            N/A            N/A
  Accumulation units outstanding
  at the end of period                         214,786         29,050            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative
Division(678)

  Accumulation unit value:
    Beginning of period                   $      10.31   $       9.98            N/A            N/A
    End of period                         $      10.50   $      10.31            N/A            N/A
  Accumulation units outstanding
  at the end of period                         123,557         30,062            N/A            N/A
Accumulation Unit Values

CONTRACT WITH ENDORSEMENTS - 1.81%

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(586)

  Accumulation unit value:
    Beginning of period                   $       8.13   $       7.45            N/A            N/A
    End of period                         $       8.33   $       8.13            N/A            N/A
  Accumulation units outstanding
  at the end of period                         249,548        198,084            N/A            N/A

JNL/FMR Capital Growth Division(603)

  Accumulation unit value:
    Beginning of period                   $      20.19   $      17.99            N/A            N/A
    End of period                         $      21.06   $      20.19            N/A            N/A
  Accumulation units outstanding
  at the end of period                          35,648         13,125            N/A            N/A

JNL/Select Large Cap Growth Division(595)

  Accumulation unit value:
    Beginning of period                   $      25.10   $      24.73            N/A            N/A
    End of period                         $      25.80   $      25.10            N/A            N/A
  Accumulation units outstanding
  at the end of period                          12,702          9,327            N/A            N/A

JNL/Select Global Growth Division(597)

  Accumulation unit value:
    Beginning of period                   $      22.31   $      20.30            N/A            N/A
    End of period                         $      22.33   $      22.31            N/A            N/A
  Accumulation units outstanding
  at the end of period                          12,019          3,827            N/A            N/A

JNL/Select Balanced Division(581)

  Accumulation unit value:
    Beginning of period                   $      22.14   $      20.10            N/A            N/A
    End of period                         $      22.89   $      22.14            N/A            N/A
  Accumulation units outstanding
  at the end of period                         227,117         88,071            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Putnam Equity Division(592)

  Accumulation unit value:
    Beginning of period                   $      19.41   $      17.60            N/A            N/A
    End of period                         $      20.73   $      19.41            N/A            N/A
  Accumulation units outstanding
  at the end of period                           7,065          2,808            N/A            N/A

JNL/Putnam Value Equity Division(573)

  Accumulation unit value:
    Beginning of period                   $      19.06   $      17.69            N/A            N/A
    End of period                         $      19.64   $      19.06            N/A            N/A
  Accumulation units outstanding
  at the end of period                          12,705          4,004            N/A            N/A

JNL/Select Money Market Division(583)

  Accumulation unit value:
    Beginning of period                   $      11.76   $      11.82            N/A            N/A
    End of period                         $      11.86   $      11.76            N/A            N/A
  Accumulation units outstanding
  at the end of period                         469,721        152,752            N/A            N/A

JNL/PPM America High Yield Bond
Division(391)

  Accumulation unit value:
    Beginning of period                            N/A   $      14.96   $      13.59            N/A
    End of period                                  N/A   $      15.43   $      14.96            N/A
  Accumulation units outstanding
  at the end of period                             N/A              -              -            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(391)

  Accumulation unit value:
    Beginning of period                   $      14.98   $      14.69   $      14.31            N/A
    End of period                         $      15.06   $      14.98   $      14.69            N/A
  Accumulation units outstanding
  at the end of period                         131,995         35,365              -            N/A

JNL/Salomon Brothers Strategic
Bond Division(391)

  Accumulation unit value:
    Beginning of period                   $      17.91   $      17.06   $      16.11            N/A
    End of period                         $      18.05   $      17.91   $      17.06            N/A
  Accumulation units outstanding
  at the end of period                         281,312         61,617              -            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(573)

  Accumulation unit value:
    Beginning of period                   $      24.79   $      22.84            N/A            N/A
    End of period                         $      25.83   $      24.79            N/A            N/A
  Accumulation units outstanding
  at the end of period                         177,361         70,116            N/A            N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(480)

  Accumulation unit value:
    Beginning of period                   $      32.18   $      27.76   $      27.38            N/A
    End of period                         $      36.06   $      32.18   $      27.76            N/A
  Accumulation units outstanding
  at the end of period                         154,147         55,816         10,526            N/A

JNL/JPMorgan International Equity
Division(573)

  Accumulation unit value:
    Beginning of period                   $      12.96   $      11.39            N/A            N/A
    End of period                         $      14.09   $      12.96            N/A            N/A
  Accumulation units outstanding
  at the end of period                          74,494         23,827            N/A            N/A

JNL/Alger Growth Division(585)

  Accumulation unit value:
    Beginning of period                   $      16.80   $      15.85            N/A            N/A
    End of period                         $      18.53   $      16.80            N/A            N/A
  Accumulation units outstanding
  at the end of period                          35,876         21,821            N/A            N/A

JNL/Eagle Core Equity Division(573)

  Accumulation unit value:
    Beginning of period                   $      16.61   $      15.51            N/A            N/A
    End of period                         $      16.87   $      16.61            N/A            N/A
  Accumulation units outstanding
  at the end of period                          41,370         29,981            N/A            N/A

JNL/Eagle SmallCap Equity Division(573)

  Accumulation unit value:
    Beginning of period                   $      18.92   $      16.71            N/A            N/A
    End of period                         $      19.05   $      18.92            N/A            N/A
  Accumulation units outstanding
  at the end of period                          44,756         35,309            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(579)

  Accumulation unit value:
    Beginning of period                   $      12.26   $      11.14            N/A            N/A
    End of period                         $      12.82   $      12.26            N/A            N/A
  Accumulation units outstanding
  at the end of period                       1,572,196        610,776            N/A            N/A

JNL/S&P Managed Growth Division(580)

  Accumulation unit value:
    Beginning of period                   $      12.56   $      11.15            N/A            N/A
    End of period                         $      13.25   $      12.56            N/A            N/A
  Accumulation units outstanding
  at the end of period                         911,546        554,010            N/A            N/A

JNL/S&P Managed Aggressive Growth
Division(586)

  Accumulation unit value:
    Beginning of period                   $      12.33   $      11.17            N/A            N/A
    End of period                         $      13.14   $      12.33            N/A            N/A
  Accumulation units outstanding
  at the end of period                         386,736        244,263            N/A            N/A

JNL/S&P Very Aggressive Growth
Division I(584)

  Accumulation unit value:
    Beginning of period                            N/A   $      10.60            N/A            N/A
    End of period                                  N/A   $      10.98            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A              -            N/A            N/A

JNL/S&P Equity Growth Division I(580)

  Accumulation unit value:
    Beginning of period                            N/A   $       9.73            N/A            N/A
    End of period                                  N/A   $      10.21            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A              -            N/A            N/A

JNL/S&P Equity Aggressive Growth
Division I(628)

  Accumulation unit value:
    Beginning of period                            N/A   $      10.03            N/A            N/A
    End of period                                  N/A   $      10.47            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A              -            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(573)

  Accumulation unit value:
    Beginning of period                   $      10.39   $       9.59            N/A            N/A
    End of period                         $      10.65   $      10.39            N/A            N/A
  Accumulation units outstanding
  at the end of period                       1,216,227        570,006            N/A            N/A

JNL/MCM S&P 400 MidCap Index
Division(573)

  Accumulation unit value:
    Beginning of period                   $      12.71   $      11.32            N/A            N/A
    End of period                         $      13.98   $      12.71            N/A            N/A
  Accumulation units outstanding
  at the end of period                         632,503        275,899            N/A            N/A

JNL/Alliance Capital Growth Division(581)

  Accumulation unit value:
    Beginning of period                   $       9.66   $       8.94            N/A            N/A
    End of period                         $       8.77   $       9.66            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -         15,820            N/A            N/A

JNL/JPMorgan International Value
Division(480)

  Accumulation unit value:
    Beginning of period                   $      10.18   $       8.46   $       8.18            N/A
    End of period                         $      11.85   $      10.18   $       8.46            N/A
  Accumulation units outstanding
  at the end of period                         357,534         89,448         35,219            N/A

JNL/PIMCO Total Return Bond Division(573)

  Accumulation unit value:
    Beginning of period                   $      13.58   $      13.10            N/A            N/A
    End of period                         $      13.65   $      13.58            N/A            N/A
  Accumulation units outstanding
  at the end of period                         584,172        183,256            N/A            N/A

JNL/MCM Small Cap Index Division(480)

  Accumulation unit value:
    Beginning of period                   $      13.02   $      11.29   $      11.13            N/A
    End of period                         $      13.33   $      13.02   $      11.29            N/A
  Accumulation units outstanding
  at the end of period                         593,205        271,639         25,892            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM International Index Division(573)

  Accumulation unit value:
    Beginning of period                   $      13.44   $      11.63            N/A            N/A
    End of period                         $      14.95   $      13.44            N/A            N/A
  Accumulation units outstanding
  at the end of period                         669,543        220,637            N/A            N/A

JNL/Lazard Small Cap Value Division(584)

  Accumulation unit value:
    Beginning of period                   $      14.23   $      12.21            N/A            N/A
    End of period                         $      14.62   $      14.23            N/A            N/A
  Accumulation units outstanding
  at the end of period                         180,359         57,663            N/A            N/A

JNL/Lazard Mid Cap Value Division(480)

  Accumulation unit value:
    Beginning of period                   $      16.77   $      13.69   $      13.52            N/A
    End of period                         $      17.92   $      16.77   $      13.69            N/A
  Accumulation units outstanding
  at the end of period                         241,719        103,143         21,321            N/A

JNL/MCM Bond Index Division(391)

  Accumulation unit value:
    Beginning of period                   $      10.98   $      10.79   $      10.51            N/A
    End of period                         $      10.98   $      10.98   $      10.79            N/A
  Accumulation units outstanding
  at the end of period                         479,514        155,531              -            N/A

JNL/S&P Core Index 100 Division(579)

  Accumulation unit value:
    Beginning of period                            N/A   $      10.01            N/A            N/A
    End of period                                  N/A   $      10.36            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A              -            N/A            N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                   $      12.72   $      12.38            N/A            N/A
    End of period                         $      12.70   $      12.72            N/A            N/A
  Accumulation units outstanding
  at the end of period                         302,217        437,024            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division(594)

  Accumulation unit value:
    Beginning of period                            N/A   $      10.17            N/A            N/A
    End of period                                  N/A   $      10.08            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A              -            N/A            N/A

JNL/S&P Core Index 75 Division(608)

  Accumulation unit value:
    Beginning of period                            N/A   $      10.25            N/A            N/A
    End of period                                  N/A   $      10.26            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A              -            N/A            N/A

JNL/MCM Dow(SM) 10 Division(468)

  Accumulation unit value:
    Beginning of period                   $       9.42   $       9.32   $       8.66            N/A
    End of period                         $       8.72   $       9.42   $       9.32            N/A
  Accumulation units outstanding
  at the end of period                       1,942,640        928,368         12,271            N/A

JNL/Putnam Midcap Growth Division(590)

  Accumulation unit value:
    Beginning of period                   $       7.43   $       6.66            N/A            N/A
    End of period                         $       8.19   $       7.43            N/A            N/A
  Accumulation units outstanding
  at the end of period                          71,340         34,355            N/A            N/A

JNL/T. Rowe Price Value Division(573)

  Accumulation unit value:
    Beginning of period                   $      12.97   $      11.54            N/A            N/A
    End of period                         $      13.52   $      12.97            N/A            N/A
  Accumulation units outstanding
  at the end of period                         357,583        143,739            N/A            N/A

JNL/FMR Balanced Division(589)

  Accumulation unit value:
    Beginning of period                   $      10.00   $       9.27            N/A            N/A
    End of period                         $      10.81   $      10.00            N/A            N/A
  Accumulation units outstanding
  at the end of period                         224,846         80,070            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(573)

  Accumulation unit value:
    Beginning of period                   $      11.17   $       9.76            N/A            N/A
    End of period                         $      12.48   $      11.17            N/A            N/A
  Accumulation units outstanding
  at the end of period                         190,574        101,257            N/A            N/A

JNL/Oppenheimer Growth Division(568)

  Accumulation unit value:
    Beginning of period                   $       8.08   $       7.99            N/A            N/A
    End of period                         $       8.67   $       8.08            N/A            N/A
  Accumulation units outstanding
  at the end of period                          97,314         14,906            N/A            N/A

JNL/Select Value Division(581)

  Accumulation unit value:
    Beginning of period                   $      16.29   $      14.35            N/A            N/A
    End of period                         $      17.31   $      16.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                         122,775         49,254            N/A            N/A

JNL/MCM Global 15 Division(468)

  Accumulation unit value:
    Beginning of period                   $      11.55   $       9.18   $       8.88            N/A
    End of period                         $      12.50   $      11.55   $       9.18            N/A
  Accumulation units outstanding
  at the end of period                       1,782,689        754,574         11,965            N/A

JNL/MCM 25 Division(468)

  Accumulation unit value:
    Beginning of period                   $      11.74   $       9.81   $       9.21            N/A
    End of period                         $      11.20   $      11.74   $       9.81            N/A
  Accumulation units outstanding
  at the end of period                       1,724,466        784,939         11,533            N/A

JNL/MCM Consumer Brands Sector
Division(586)

  Accumulation unit value:
    Beginning of period                   $      10.67   $       9.74            N/A            N/A
    End of period                         $      10.23   $      10.67            N/A            N/A
  Accumulation units outstanding
  at the end of period                         124,212         35,115            N/A            N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(468)

  Accumulation unit value:
    Beginning of period                    $    18.06       $    16.34       $   16.42             N/A
    End of period                          $    19.32       $    18.06       $   16.34             N/A
  Accumulation units outstanding
  at the end of period                        939,340          411,170           6,470             N/A

JNL/MCM Technology Sector Division(585)

  Accumulation unit value:
    Beginning of period                    $     5.61       $     5.25             N/A             N/A
    End of period                          $     5.65       $     5.61             N/A             N/A
  Accumulation units outstanding
  at the end of period                        398,216           60,636             N/A             N/A

JNL/MCM Healthcare Sector Division(586)

  Accumulation unit value:
    Beginning of period                    $    10.57       $    10.49             N/A             N/A
    End of period                          $    11.17       $    10.57             N/A             N/A
  Accumulation units outstanding
  at the end of period                        232,727           51,824             N/A             N/A

JNL/MCM Financial Sector Division(603)

  Accumulation unit value:
    Beginning of period                    $    11.89       $    10.76             N/A             N/A
    End of period                          $    12.39       $    11.89             N/A             N/A
  Accumulation units outstanding
  at the end of period                        147,548           18,573             N/A             N/A

JNL/MCM Oil & Gas Sector Division(586)

  Accumulation unit value:
    Beginning of period                    $    17.06       $    14.18             N/A             N/A
    End of period                          $    22.91       $    17.06             N/A             N/A
  Accumulation units outstanding
  at the end of period                        245,137           49,829             N/A             N/A

JNL/MCM Communications Sector
Division(591)

  Accumulation unit value:
    Beginning of period                    $     4.46       $     3.93             N/A             N/A
    End of period                          $     4.43       $     4.46             N/A             N/A
  Accumulation units outstanding
  at the end of period                         67,583           22,914             N/A             N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(468)

  Accumulation unit value:
    Beginning of period                    $      9.77      $     8.45       $    8.15             N/A
    End of period                          $     13.17      $     9.77       $    8.45             N/A
  Accumulation units outstanding
  at the end of period                       1,799,922         806,182          13,035             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                            N/A             N/A             N/A             N/A
    End of period                                  N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                             N/A             N/A             N/A             N/A

JNL/AIM Small Cap Growth Division(585)

  Accumulation unit value:
    Beginning of period                    $     11.77      $    10.84             N/A             N/A
    End of period                          $     12.54      $    11.77             N/A             N/A
  Accumulation units outstanding
  at the end of period                          83,533          32,062             N/A             N/A

JNL/AIM Large Cap Growth Division(585)

  Accumulation unit value:
    Beginning of period                    $     11.04      $    10.23             N/A             N/A
    End of period                          $     11.63      $    11.04             N/A             N/A
  Accumulation units outstanding
  at the end of period                         144,773          54,210             N/A             N/A

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                    $     10.23             N/A             N/A             N/A
    End of period                          $     11.56             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                          56,154             N/A             N/A             N/A

JNL/Goldman Sachs Mid Cap Value
Division(827)

  Accumulation unit value:
    Beginning of period                    $     10.16             N/A             N/A             N/A
    End of period                          $     11.25             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                         109,634             N/A             N/A             N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division(827)

  Accumulation unit value:
    Beginning of period                    $     10.08             N/A              N/A             N/A
    End of period                          $     10.90             N/A              N/A             N/A
  Accumulation units outstanding
  at the end of period                          55,311             N/A              N/A             N/A

JNL/MCM Nasdaq 15 Division(691)

  Accumulation unit value:
    Beginning of period                    $     10.82      $     9.85              N/A             N/A
    End of period                          $     10.52      $    10.82              N/A             N/A
  Accumulation units outstanding
  at the end of period                         133,652          23,717              N/A             N/A

JNL/MCM Value Line 25 Division(682)

  Accumulation unit value:
    Beginning of period                    $     11.42      $     9.62              N/A             N/A
    End of period                          $     15.57      $    11.42              N/A             N/A
  Accumulation units outstanding
  at the end of period                       1,443,727         148,436              N/A             N/A

JNL/MCM JNL 5 Division(679)

  Accumulation unit value:
    Beginning of period                    $     10.90      $     9.87              N/A             N/A
    End of period                          $     11.84      $    10.90              N/A             N/A
  Accumulation units outstanding
  at the end of period                       4,836,090         666,960              N/A             N/A

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                    $     11.07      $    10.11              N/A             N/A
    End of period                          $     11.93      $    11.07              N/A             N/A
  Accumulation units outstanding
  at the end of period                         767,048         132,420              N/A             N/A

JNL/S&P Managed Moderate Division(695)

  Accumulation unit value:
    Beginning of period                    $     10.49      $    10.03             N/A             N/A
    End of period                          $     10.82      $    10.49             N/A             N/A
  Accumulation units outstanding
  at the end of period                         660,856          74,893             N/A             N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative
Division(686)

  Accumulation unit value:
    Beginning of period                      $   10.31        $   9.94            N/A              N/A
    End of period                            $   10.50        $  10.31            N/A              N/A
  Accumulation units outstanding
  at the end of period                         530,025         129,487            N/A              N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.82%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(118)

  Accumulation unit value:
    Beginning of period                       $ 8.13           $ 7.44           $ 5.87           $ 7.50
    End of period                             $ 8.32           $ 8.13           $ 7.44           $ 5.87
  Accumulation units outstanding
  at the end of period                         6,299            5,965            5,973            4,201

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A              N/A              N/A
    End of period                                N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $25.08           $22.87           $17.19           $21.78
    End of period                             $25.78           $25.08           $22.87           $17.19
  Accumulation units outstanding
  at the end of period                           707              707              707              509

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A              N/A              N/A
    End of period                                N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A              N/A              N/A

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                       $22.11           $20.31           $17.01           $18.53
    End of period                             $22.87           $22.11           $20.31           $17.01
  Accumulation units outstanding
  at the end of period                         5,051            6,358            3,838             580

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division(309)

  Accumulation unit value:
    Beginning of period                       $19.39           $17.47           $14.01              N/A
    End of period                             $20.71           $19.39           $17.47              N/A
  Accumulation units outstanding
  at the end of period                           249                -                -              N/A

JNL/Putnam Value Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $19.04           $17.67           $14.44           $17.95
    End of period                             $19.61           $19.04           $17.67           $14.44
  Accumulation units outstanding
  at the end of period                           251              296              298              253

JNL/Select Money Market Division(287)

  Accumulation unit value:
    Beginning of period                       $11.75           $11.87           $12.01              N/A
    End of period                             $11.85           $11.75           $11.87              N/A
  Accumulation units outstanding
  at the end of period                           978              982                -              N/A

JNL/PPM America High Yield Bond
Division(118)

  Accumulation unit value:
    Beginning of period                          N/A           $14.95           $12.83           $12.88
    End of period                                N/A           $15.41           $14.95           $12.83
  Accumulation units outstanding
  at the end of period                           N/A                -            3,023            2,098

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(163)

  Accumulation unit value:
    Beginning of period                       $14.97           $14.68           $14.77           $14.33
    End of period                             $15.04           $14.97           $14.68           $14.77
  Accumulation units outstanding
  at the end of period                         6,819            6,680            6,754            6,721

JNL/Salomon Brothers Strategic
Bond Division(163)

  Accumulation unit value:
    Beginning of period                       $17.89           $17.04           $15.29           $14.37
    End of period                             $18.03           $17.89           $17.04           $15.29
  Accumulation units outstanding
  at the end of period                         2,657            1,603            2,339            1,302

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division(225)

  Accumulation unit value:
    Beginning of period                       $24.76           $22.95        $   17.90        $   18.21
    End of period                             $25.80           $24.76        $   22.95        $   17.90
  Accumulation units outstanding
  at the end of period                         6,302            6,028            4,154               43

JNL/T. Rowe Price Mid-Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                       $32.15           $27.74        $   20.38        $   26.43
    End of period                             $36.02           $32.15        $   27.74        $   20.38
  Accumulation units outstanding
  at the end of period                         6,390            6,159            5,164            2,803

JNL/JPMorgan International Equity
Division(118)

  Accumulation unit value:
    Beginning of period                       $12.95           $11.33        $    8.98        $   11.71
    End of period                             $14.07           $12.95        $   11.33        $    8.98
  Accumulation units outstanding
  at the end of period                         2,637            1,795           12,828           12,303

JNL/Alger Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $16.79           $16.28        $   12.25        $   17.04
    End of period                             $18.52           $16.79        $   16.28        $   12.25
  Accumulation units outstanding
  at the end of period                         6,939            7,385            7,873            7,812

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $16.63           $15.93        $   13.03        $   16.41
    End of period                             $16.89           $16.63        $   15.93        $   13.03
  Accumulation units outstanding
  at the end of period                         1,909            1,933            1,881               36

JNL/Eagle SmallCap Equity Division(118)

  Accumulation unit value:
    Beginning of period                       $19.03           $16.31        $   11.86        $   16.19
    End of period                             $19.16           $19.03        $   16.31        $   11.86
  Accumulation units outstanding
  at the end of period                           490              497              987              23

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division(174)

  Accumulation unit value:
    Beginning of period                    $   12.25        $    11.39          $  9.85          $ 10.01
    End of period                          $   12.81        $    12.25          $ 11.39          $  9.85
  Accumulation units outstanding
  at the end of period                        19,852            27,121           23,977           27,345

JNL/S&P Managed Growth Division(114)

  Accumulation unit value:
    Beginning of period                    $   12.55        $    11.47          $  9.60          $ 10.94
    End of period                          $   13.24        $    12.55          $ 11.47          $  9.60
  Accumulation units outstanding
  at the end of period                        60,713            65,225           15,408           17,347

JNL/S&P Managed Aggressive Growth
Division(142)

  Accumulation unit value:
    Beginning of period                    $   12.33        $    11.15          $  8.95          $  9.91
    End of period                          $   13.13        $    12.33          $ 11.15          $  8.95
  Accumulation units outstanding
  at the end of period                        66,545            61,414           39,824           28,499

JNL/S&P Very Aggressive Growth
Division I(175)

  Accumulation unit value:
    Beginning of period                          N/A        $    10.75          $  8.39          $  9.02
    End of period                                N/A        $    10.97          $ 10.75          $  8.39
  Accumulation units outstanding
  at the end of period                           N/A                -               448              228

JNL/S&P Equity Growth Division I(118)

  Accumulation unit value:
    Beginning of period                          N/A        $    10.04          $ 7.89           $ 10.15
    End of period                                N/A        $    10.20          $ 10.04          $  7.89
  Accumulation units outstanding
  at the end of period                           N/A                 -           19,477            8,149

JNL/S&P Equity Aggressive Growth
Division I(118)

  Accumulation unit value:
    Beginning of period                          N/A        $    10.27          $  8.05          $ 10.32
    End of period                                N/A        $    10.46          $ 10.27          $  8.05
  Accumulation units outstanding
  at the end of period                           N/A                 -            3,669            3,258

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                    $   10.38           $  9.61          $  7.66          $  9.67
    End of period                          $   10.64           $ 10.38          $  9.61          $  7.66
  Accumulation units outstanding
  at the end of period                        14,936            15,775            5,728            1,640

JNL/MCM S&P 400 MidCap Index
Division(163)

  Accumulation unit value:
    Beginning of period                    $   12.70           $ 11.17          $  8.46          $  8.06
    End of period                          $   13.97           $ 12.70          $ 11.17          $  8.46
  Accumulation units outstanding
  at the end of period                         7,331             8,822            4,367            1,111

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                          N/A               N/A              N/A              N/A
    End of period                                N/A               N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A               N/A              N/A              N/A

JNL/JPMorgan International Value
Division(308)

  Accumulation unit value:
    Beginning of period                    $   10.17           $  8.45          $  5.88              N/A
    End of period                          $   11.84           $ 10.17          $  8.45              N/A
  Accumulation units outstanding
  at the end of period                         2,602             2,469            2,477              N/A

JNL/PIMCO Total Return Bond
Division(118)

  Accumulation unit value:
    Beginning of period                    $   13.57           $ 13.23          $ 12.86          $ 12.19
    End of period                          $   13.64           $ 13.57          $ 13.23          $ 12.86
  Accumulation units outstanding
  at the end of period                        12,346            10,928           12,296           10,924

JNL/MCM Small Cap Index Division(163)

  Accumulation unit value:
    Beginning of period                    $   13.02           $ 11.29          $  7.88          $  7.60
    End of period                          $   13.33           $ 13.02          $ 11.29          $  7.88
  Accumulation units outstanding
  at the end of period                         5,773             7,733            3,513            1,193

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index Division(179)

  Accumulation unit value:
    Beginning of period                    $   13.43           $ 11.45          $  8.49          $  8.70
    End of period                          $   14.95           $ 13.43          $ 11.45          $  8.49
  Accumulation units outstanding
  at the end of period                        11,608            11,484            4,668            1,308

JNL/Lazard Small Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                    $   14.22           $ 12.55          $  9.21          $ 12.04
    End of period                          $   14.61           $ 14.22          $ 12.55          $  9.21
  Accumulation units outstanding
  at the end of period                        11,833            16,659           16,746            8,993

JNL/Lazard Mid Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                    $   16.76           $ 13.68          $ 10.81          $ 13.24
    End of period                          $   17.90           $ 16.76          $ 13.68          $ 10.81
  Accumulation units outstanding
  at the end of period                        14,300            13,722           13,879            7,851

JNL/MCM Bond Index Division(163)

  Accumulation unit value:
    Beginning of period                    $   10.98           $ 10.79          $ 10.67          $ 10.37
    End of period                          $   10.98           $ 10.98          $ 10.79          $ 10.67
  Accumulation units outstanding
  at the end of period                         7,396             8,137            4,675            2,556

JNL/S&P Core Index 100 Division(118)

  Accumulation unit value:
    Beginning of period                          N/A           $ 10.21          $  8.51          $  9.86
    End of period                                N/A           $ 10.37          $ 10.21          $  8.51
  Accumulation units outstanding
  at the end of period                           N/A                 -           53,885            5,779

JNL/Salomon Brothers High Yield
Bond Division674

  Accumulation unit value:
    Beginning of period                    $   12.71           $ 12.37              N/A              N/A
    End of period                          $   12.69           $ 12.71              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,894             5,208              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                          N/A               N/A              N/A              N/A
    End of period                                N/A               N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A               N/A              N/A              N/A

JNL/S&P Core Index 75 Division(446)

  Accumulation unit value:
    Beginning of period                          N/A           $ 10.07          $  9.64              N/A
    End of period                                N/A           $ 10.25          $ 10.07              N/A
  Accumulation units outstanding
  at the end of period                           N/A                 -              195              N/A

JNL/MCM Dow(SM) 10 Division(118)

  Accumulation unit value:
    Beginning of period                      $  9.41           $  9.32          $  7.54          $  9.29
    End of period                            $  8.72           $  9.41          $  9.32          $  7.54
  Accumulation units outstanding
  at the end of period                        15,360            14,895            6,841            2,041

JNL/Putnam Midcap Growth Division(225)

  Accumulation unit value:
    Beginning of period                      $  7.42           $  6.37          $  4.87          $  4.94
    End of period                            $  8.17           $  7.42          $  6.37          $  4.87
  Accumulation units outstanding
  at the end of period                           288               288              288               32

JNL/T. Rowe Price Value Division(169)

  Accumulation unit value:
    Beginning of period                      $ 12.96           $ 11.46          $  8.98          $  9.04
    End of period                            $ 13.51           $ 12.96          $ 11.46          $  8.98
  Accumulation units outstanding
  at the end of period                        38,108            36,169           27,323           22,118

JNL/FMR Balanced Division(118)

  Accumulation unit value:
    Beginning of period                      $ 10.02           $  9.33          $  8.35          $  9.10
    End of period                            $ 10.83           $ 10.02          $  9.33          $  8.35
  Accumulation units outstanding
  at the end of period                         1,739             1,750            1,454                -

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $   11.16           $  9.64          $  6.98          $  9.15
    End of period                          $   12.47           $ 11.16          $  9.64          $  6.98
  Accumulation units outstanding
  at the end of period                        19,105            20,752            5,237              490

JNL/Oppenheimer Growth Division(225)

  Accumulation unit value:
    Beginning of period                    $    8.10           $  7.91          $  6.83          $  7.13
    End of period                          $    8.68           $  8.10          $  7.91          $  6.83
  Accumulation units outstanding
  at the end of period                         1,204             1,138              354               37

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                    $   17.47               N/A              N/A              N/A
    End of period                          $   17.30               N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,568               N/A              N/A              N/A

JNL/MCM Global 15 Division(175)

  Accumulation unit value:
    Beginning of period                    $   11.55           $  9.18          $  7.02          $  7.79
    End of period                          $   12.49           $ 11.55          $  9.18          $  7.02
  Accumulation units outstanding
  at the end of period                         5,740             6,759            1,549              264

JNL/MCM 25 Division(175)

  Accumulation unit value:
    Beginning of period                    $   11.74           $  9.80          $  7.52          $  8.28
    End of period                          $   11.19           $ 11.74          $  9.80          $  7.52
  Accumulation units outstanding
  at the end of period                         9,149             9,471            4,439            1,707

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                          N/A               N/A              N/A              N/A
    End of period                                N/A               N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A               N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(175)

  Accumulation unit value:
    Beginning of period                       $18.05           $ 16.33          $ 11.23          $ 11.75
    End of period                             $19.31           $ 18.05          $ 16.33          $ 11.23
  Accumulation units outstanding
  at the end of period                         3,849             4,244            1,386              175

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                          N/A               N/A              N/A              N/A
    End of period                                N/A               N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A               N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                       $10.98               N/A              N/A              N/A
    End of period                             $11.16               N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           624               N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                          N/A               N/A              N/A              N/A
    End of period                                N/A               N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A               N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                          N/A               N/A              N/A              N/A
    End of period                                N/A               N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A               N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                          N/A               N/A              N/A              N/A
    End of period                                N/A               N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A               N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(175)

  Accumulation unit value:
    Beginning of period                      $  9.76           $  8.45          $  7.24          $  8.55
    End of period                            $ 13.16           $  9.76          $  8.45          $  7.24
  Accumulation units outstanding
  at the end of period                        10,483            12,044            5,167              241

JNL/AIM Premier Equity II Division(118)

  Accumulation unit value:
    Beginning of period                          N/A           $  9.37          $  7.78          $ 10.34
    End of period                                N/A           $  9.15          $  9.37          $  7.78
  Accumulation units outstanding
  at the end of period                           N/A                -               242              244

JNL/AIM Small Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                      $ 11.77           $ 11.22          $  8.25          $ 11.00
    End of period                            $ 12.53           $ 11.77          $ 11.22          $  8.25
  Accumulation units outstanding
  at the end of period                         9,107             9,382            7,834            4,909

JNL/AIM Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                      $ 11.04           $ 10.22          $  8.00          $ 10.19
    End of period                            $ 11.62           $ 11.04          $ 10.22          $  8.00
  Accumulation units outstanding
  at the end of period                         1,266             1,469            1,264            1,059

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                          N/A               N/A              N/A              N/A
    End of period                                N/A               N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(964)

  Accumulation unit value:
    Beginning of period                      $ 11.29               N/A              N/A              N/A
    End of period                            $ 11.25               N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           728               N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division(964)

  Accumulation unit value:
    Beginning of period                      $ 11.14              N/A             N/A              N/A
    End of period                            $ 10.90              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           738              N/A             N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                      $ 12.79              N/A             N/A              N/A
    End of period                            $ 15.57              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,173              N/A             N/A              N/A

JNL/MCM JNL 5 Division(708)

  Accumulation unit value:
    Beginning of period                      $ 10.90           $10.47             N/A              N/A
    End of period                            $ 11.84           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,111            5,288             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.845%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(245)

  Accumulation unit value:
    Beginning of period                      $  8.12           $  7.43          $  5.86          $  5.99
    End of period                            $  8.31           $  8.12          $  7.43          $  5.86
  Accumulation units outstanding
  at the end of period                        19,102            18,787           14,573            3,534

JNL/FMR Capital Growth Division(232)

  Accumulation unit value:
    Beginning of period                      $ 20.13           $ 17.37          $ 13.05          $ 13.66
    End of period                            $ 20.98           $ 20.13          $ 17.37          $ 13.05
  Accumulation units outstanding
  at the end of period                         2,589             1,910              551              185

JNL/Select Large Cap Growth Division(121)

  Accumulation unit value:
    Beginning of period                      $ 25.02           $ 22.82          $ 17.16          $ 21.74
    End of period                            $ 25.71           $ 25.02          $ 22.82          $ 17.16
  Accumulation units outstanding
  at the end of period                        11,125             9,998            7,822            2,277

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                      $ 21.27               N/A              N/A              N/A
    End of period                            $ 22.23               N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            24               N/A              N/A              N/A

JNL/Select Balanced Division(121)

  Accumulation unit value:
    Beginning of period                      $ 22.06           $ 20.27          $ 16.98          $ 18.49
    End of period                            $ 22.81           $ 22.06          $ 20.27          $ 16.98
  Accumulation units outstanding
  at the end of period                        36,882            42,174           30,859            5,038

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division(148)

  Accumulation unit value:
    Beginning of period                      $ 19.35           $ 17.43          $ 13.96          $ 15.38
    End of period                            $ 20.65           $ 19.35          $ 17.43          $ 13.96
  Accumulation units outstanding
  at the end of period                         3,363             5,161            5,685              705

JNL/Putnam Value Equity Division(121)

  Accumulation unit value:
    Beginning of period                      $ 18.99           $ 17.63          $ 14.42          $ 17.92
    End of period                            $ 19.56           $ 18.99          $ 17.63          $ 14.42
  Accumulation units outstanding
  at the end of period                         5,032             3,773            5,614            3,958

JNL/Select Money Market Division(121)

  Accumulation unit value:
    Beginning of period                      $ 11.72           $ 11.85          $ 12.01          $ 12.08
    End of period                            $ 11.82           $ 11.72          $ 11.85          $ 12.01
  Accumulation units outstanding
  at the end of period                        31,836            63,542           91,634            9,287

JNL/PPM America High Yield Bond
Division(121)

  Accumulation unit value:
    Beginning of period                          N/A           $ 14.92          $ 12.80          $ 12.86
    End of period                                N/A           $ 15.37          $ 14.92          $ 12.80
  Accumulation units outstanding
  at the end of period                           N/A                 -           83,936            5,646

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(121)

  Accumulation unit value:
    Beginning of period                      $ 14.93           $ 14.64          $ 14.74          $ 13.61
    End of period                            $ 15.00           $ 14.93          $ 14.64          $ 14.74
  Accumulation units outstanding
  at the end of period                        32,558            36,329           48,268           30,006

JNL/Salomon Brothers Strategic
Bond Division(121)

  Accumulation unit value:
    Beginning of period                      $ 17.85           $ 17.00          $ 15.26          $ 14.66
    End of period                            $ 17.98           $ 17.85          $ 17.00          $ 15.26
  Accumulation units outstanding
  at the end of period                        23,352            16,295           13,259            2,901

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division(121)

  Accumulation unit value:
    Beginning of period                      $ 24.71        $    22.90       $    17.87          $ 22.37
    End of period                            $ 25.73        $    24.71       $    22.90          $ 17.87
  Accumulation units outstanding
  at the end of period                        23,972            23,915           16,265            4,031

JNL/T. Rowe Price Mid-Cap Growth
Division(121)

  Accumulation unit value:
    Beginning of period                      $ 32.07        $    27.68       $    20.34          $ 26.38
    End of period                            $ 35.92        $    32.07       $    27.68          $ 20.34
  Accumulation units outstanding
  at the end of period                        16,421            15,749           12,684            1,814

JNL/JPMorgan International Equity
Division(121)

  Accumulation unit value:
    Beginning of period                      $ 12.92        $    11.31       $     8.96          $ 11.69
    End of period                            $ 14.04        $    12.92       $    11.31          $  8.96
  Accumulation units outstanding
  at the end of period                         8,358             5,218            1,109                -

JNL/Alger Growth Division(121)

  Accumulation unit value:
    Beginning of period                      $ 16.75        $    16.25       $    12.23          $ 17.01
    End of period                            $ 18.47        $    16.75       $    16.25          $ 12.23
  Accumulation units outstanding
  at the end of period                        15,384            16,157           14,638            6,832

JNL/Eagle Core Equity Division(121)

  Accumulation unit value:
    Beginning of period                      $ 16.57        $    15.87       $    12.98          $ 16.39
    End of period                            $ 16.81        $    16.57       $    15.87          $ 12.98
  Accumulation units outstanding
  at the end of period                         9,778            11,568            9,193            6,638

JNL/Eagle SmallCap Equity Division(121)

  Accumulation unit value:
    Beginning of period                      $ 18.86        $    16.17       $    11.77          $ 16.17
    End of period                            $ 18.99        $    18.86       $    16.17          $ 11.77
  Accumulation units outstanding
  at the end of period                         4,451             6,889            3,905              426

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division(121)

  Accumulation unit value:
    Beginning of period                      $  12.23         $  11.37         $   9.84          $ 10.87
    End of period                            $  12.78         $  12.23         $  11.37            $9.84
  Accumulation units outstanding
  at the end of period                        229,434          204,097          147,635           55,711

JNL/S&P Managed Growth Division(121)

  Accumulation unit value:
    Beginning of period                      $  12.53         $  11.46         $   9.59          $ 11.11
    End of period                            $  13.22         $  12.53         $  11.46          $  9.59
  Accumulation units outstanding
  at the end of period                        203,613          217,716          174,553           97,686

JNL/S&P Managed Aggressive Growth
Division(121)

  Accumulation unit value:
    Beginning of period                      $  12.30         $  11.13         $   8.94          $ 10.99
    End of period                            $  13.10         $  12.30         $  11.13          $  8.94
  Accumulation units outstanding
  at the end of period                        112,507          133,837           34,011           22,896

JNL/S&P Very Aggressive Growth
Division I(121)

  Accumulation unit value:
    Beginning of period                           N/A         $  10.74         $   8.38          $ 10.75
    End of period                                 N/A         $  10.95         $  10.74          $  8.38
  Accumulation units outstanding
  at the end of period                            N/A                -            6,281            3,507

JNL/S&P Equity Growth Division I(121)

  Accumulation unit value:
    Beginning of period                           N/A         $  10.03         $   7.88          $ 10.14
    End of period                                 N/A         $  10.19         $  10.03          $  7.88
  Accumulation units outstanding
  at the end of period                            N/A                -           44,010            1,552

JNL/S&P Equity Aggressive Growth
Division I(423)

  Accumulation unit value:
    Beginning of period                           N/A         $  10.25         $   9.40              N/A
    End of period                                 N/A         $  10.45         $  10.25              N/A
  Accumulation units outstanding
  at the end of period                            N/A                -            2,643              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(121)

  Accumulation unit value:
    Beginning of period                      $  10.37         $   9.60         $   7.65         $   9.67
    End of period                            $  10.63         $  10.37         $   9.60         $   7.65
  Accumulation units outstanding
  at the end of period                        135,473          142,077           85,800           16,925

JNL/MCM S&P 400 MidCap Index
Division(121)

  Accumulation unit value:
    Beginning of period                      $  12.70         $  11.17         $   8.46         $  10.81
    End of period                            $  13.96         $  12.70         $  11.17         $   8.46
  Accumulation units outstanding
  at the end of period                         54,862           67,771           35,469            3,345

JNL/Alliance Capital Growth Division(251)

  Accumulation unit value:
    Beginning of period                      $   9.63         $   9.23         $   7.98              N/A
    End of period                            $   8.75         $   9.63         $   9.23              N/A
  Accumulation units outstanding
  at the end of period                              -              960            3,954              N/A

JNL/JPMorgan International Value
Division(289)

  Accumulation unit value:
    Beginning of period                      $  10.15         $   8.44         $   5.62              N/A
    End of period                            $  11.82         $  10.15         $   8.44              N/A
  Accumulation units outstanding
  at the end of period                         32,626           35,140           48,936              N/A

JNL/PIMCO Total Return Bond Division(251)

  Accumulation unit value:
    Beginning of period                      $  13.55         $  13.21         $  12.85         $  12.25
    End of period                            $  13.61         $  13.55         $  13.21         $  12.85
  Accumulation units outstanding
  at the end of period                        148,259          147,393          130,556          111,887

JNL/MCM Small Cap Index Division(107)

  Accumulation unit value:
    Beginning of period                      $  13.01         $  11.29         $   7.88         $  10.37
    End of period                            $  13.31         $  13.01         $  11.29         $   7.88
  Accumulation units outstanding
  at the end of period                         46,667           53,176           41,777            3,527

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index Division(155)

  Accumulation unit value:
    Beginning of period                      $  13.42         $  11.44         $   8.49         $   8.92
    End of period                            $  14.93         $  13.42         $  11.44         $   8.49
  Accumulation units outstanding
  at the end of period                         26,725           29,331           21,818            2,375

JNL/Lazard Small Cap Value Division(251)

  Accumulation unit value:
    Beginning of period                      $  14.20         $  12.53         $   9.20         $  12.18
    End of period                            $  14.59         $  14.20         $  12.53         $   9.20
  Accumulation units outstanding
  at the end of period                         27,914           41,085           25,253           19,507

JNL/Lazard Mid Cap Value Division(251)

  Accumulation unit value:
    Beginning of period                      $  16.73         $  13.66         $  10.80         $  13.19
    End of period                            $  17.87         $  16.73         $  13.66         $  10.80
  Accumulation units outstanding
  at the end of period                         34,408           34,918           27,734            9,446

JNL/MCM Bond Index Division(133)

  Accumulation unit value:
    Beginning of period                      $  10.97         $  10.78         $  10.66         $  10.09
    End of period                            $  10.97         $  10.97         $  10.78         $  10.66
  Accumulation units outstanding
  at the end of period                         30,888           36,738           32,688           11,168

JNL/S&P Core Index 100 Division(121)

  Accumulation unit value:
    Beginning of period                           N/A         $  10.20         $   8.51         $   9.86
    End of period                                 N/A         $  10.36         $  10.20         $   8.51
  Accumulation units outstanding
  at the end of period                            N/A                -            7,758           16,835

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                      $  12.69         $  12.35              N/A              N/A
    End of period                            $  12.67         $  12.69              N/A              N/A
  Accumulation units outstanding
  at the end of period                         81,222          133,298              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division(121)

  Accumulation unit value:
    Beginning of period                           N/A         $   9.90         $   7.70         $   9.88
    End of period                                 N/A         $  10.07         $   9.90         $   7.70
  Accumulation units outstanding
  at the end of period                            N/A                -           22,200           22,779

JNL/S&P Core Index 75 Division(173)

  Accumulation unit value:
    Beginning of period                           N/A         $  10.06         $   8.11         $   8.51
    End of period                                 N/A         $  10.25         $  10.06         $   8.11
  Accumulation units outstanding
  at the end of period                            N/A                -                -           22,074

JNL/MCM DowSM 10 Division(121)

  Accumulation unit value:
    Beginning of period                      $   9.40         $   9.31         $   7.54         $   9.29
    End of period                            $   8.70         $   9.40         $   9.31         $   7.54
  Accumulation units outstanding
  at the end of period                        151,971          177,876          135,151           47,649

JNL/Putnam Midcap Growth Division(148)

  Accumulation unit value:
    Beginning of period                      $   7.42         $   6.37         $   4.86         $   5.40
    End of period                            $   8.17         $   7.42         $   6.37         $   4.86
  Accumulation units outstanding
  at the end of period                         16,494           16,780           20,251            6,201

JNL/T. Rowe Price Value Division(121)

  Accumulation unit value:
    Beginning of period                      $  12.95         $  11.45         $   8.98         $  11.37
    End of period                            $  13.49         $  12.95         $  11.45         $   8.98
  Accumulation units outstanding
  at the end of period                         84,275           77,830           64,686           32,509

JNL/FMR Balanced Division(121)

  Accumulation unit value:
    Beginning of period                      $   9.98         $   9.30            $8.32         $   9.09
    End of period                            $  10.79         $   9.98            $9.30         $   8.32
  Accumulation units outstanding
  at the end of period                         35,081           37,336           29,660            8,262

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth
Division(121)

  Accumulation unit value:
    Beginning of period                      $  11.15         $   9.63         $   6.98         $   9.15
    End of period                            $  12.45         $  11.15         $   9.63         $   6.98
  Accumulation units outstanding
  at the end of period                         21,246           18,450           14,977            3,319

JNL/Oppenheimer Growth Division(121)

  Accumulation unit value:
    Beginning of period                      $   8.07         $   7.89         $   6.82         $   8.68
    End of period                            $   8.65         $   8.07         $   7.89         $   6.82
  Accumulation units outstanding
  at the end of period                         14,160           14,414           10,529            3,180

JNL/Select Value Division(306)

  Accumulation unit value:
    Beginning of period                      $  16.28         $  14.45         $  10.57              N/A
    End of period                            $  17.29         $  16.28         $  14.45              N/A
  Accumulation units outstanding
  at the end of period                         14,653           12,348            5,507              N/A

JNL/MCM Global 15 Division(127)

  Accumulation unit value:
    Beginning of period                      $  11.53         $   9.17         $   7.01         $   8.54
    End of period                            $  12.47         $  11.53         $   9.17         $   7.01
  Accumulation units outstanding
  at the end of period                        123,303          131,974           90,528           28,402

JNL/MCM 25 Division(127)

  Accumulation unit value:
    Beginning of period                      $  11.72         $   9.79         $   7.51         $   9.25
    End of period                            $  11.17         $  11.72         $   9.79         $   7.51
  Accumulation units outstanding
  at the end of period                        142,096          157,763           91,887           31,310

JNL/MCM Consumer Brands Sector
Division(596)

  Accumulation unit value:
    Beginning of period                      $  10.65         $   9.90              N/A              N/A
    End of period                            $  10.21         $  10.65              N/A              N/A
  Accumulation units outstanding
  at the end of period                          4,669            3,843              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(127)

  Accumulation unit value:
    Beginning of period                      $  18.03         $  16.31         $  11.22         $  13.80
    End of period                            $  19.28         $  18.03         $  16.31         $  11.22
  Accumulation units outstanding
  at the end of period                         56,139           65,447           51,033           20,999

JNL/MCM Technology Sector Division(497)

  Accumulation unit value:
    Beginning of period                      $   5.60         $   6.15              N/A              N/A
    End of period                            $   5.63         $   5.60              N/A              N/A
  Accumulation units outstanding
  at the end of period                         12,454            1,928              N/A              N/A

JNL/MCM Healthcare Sector Division(493)

  Accumulation unit value:
    Beginning of period                      $  10.55           $10.45              N/A              N/A
    End of period                            $  11.14           $10.55              N/A              N/A
  Accumulation units outstanding
  at the end of period                         10,058            2,161              N/A              N/A

JNL/MCM Financial Sector Division(577)

  Accumulation unit value:
    Beginning of period                      $  11.86         $  10.35              N/A              N/A
    End of period                            $  12.36         $  11.86              N/A              N/A
  Accumulation units outstanding
  at the end of period                          2,234              240              N/A              N/A

JNL/MCM Oil & Gas Sector Division(493)

  Accumulation unit value:
    Beginning of period                      $  17.02         $  13.17              N/A              N/A
    End of period                            $  22.86         $  17.02              N/A              N/A
  Accumulation units outstanding
  at the end of period                         17,325            7,933              N/A              N/A

JNL/MCM Communications Sector
Division(747)

  Accumulation unit value:
    Beginning of period                      $   4.31             N/A               N/A              N/A
    End of period                            $   4.42             N/A               N/A              N/A
  Accumulation units outstanding
  at the end of period                          9,160             N/A               N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(127)

  Accumulation unit value:
    Beginning of period                      $   9.75         $   8.44         $   7.23         $   9.63
    End of period                            $  13.14         $   9.75         $   8.44         $   7.23
  Accumulation units outstanding
  at the end of period                        109,307          123,189           87,585           29,281

JNL/AIM Premier Equity II Division(122)

  Accumulation unit value:
    Beginning of period                           N/A         $   9.35         $   7.76         $  10.04
    End of period                                 N/A         $   9.13         $   9.35         $   7.76
  Accumulation units outstanding
  at the end of period                            N/A                -           11,017            9,816

JNL/AIM Small Cap Growth Division(121)

  Accumulation unit value:
    Beginning of period                      $  11.76         $  11.21         $   8.25         $  11.00
    End of period                            $  12.52         $  11.76         $  11.21         $   8.25
  Accumulation units outstanding
  at the end of period                         21,670           28,636           30,965            8,037

JNL/AIM Large Cap Growth Division(121)

  Accumulation unit value:
    Beginning of period                      $  11.03         $  10.21         $   8.00         $  10.19
    End of period                            $  11.61         $  11.03         $  10.21         $   8.00
  Accumulation units outstanding
  at the end of period                         21,464           25,134           12,197            5,096

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                      $  11.24              N/A              N/A              N/A
    End of period                            $  11.56              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          3,064              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                           N/A              N/A              N/A              N/A
    End of period                                 N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                           N/A              N/A            N/A              N/A
    End of period                                 N/A              N/A            N/A              N/A
  Accumulation units outstanding
  at the end of period                            N/A              N/A            N/A              N/A

JNL/MCM Nasdaq 15 Division(678)

  Accumulation unit value:
    Beginning of period                      $  10.82         $  10.03            N/A              N/A
    End of period                            $  10.52         $  10.82            N/A              N/A
  Accumulation units outstanding
  at the end of period                         10,279            5,076            N/A              N/A

JNL/MCM Value Line 25 Division(678)

  Accumulation unit value:
    Beginning of period                      $  11.42         $   9.91            N/A              N/A
    End of period                            $  15.56         $  11.42            N/A              N/A
  Accumulation units outstanding
  at the end of period                         46,944           14,728            N/A              N/A

JNL/MCM JNL 5 Division(727)

  Accumulation unit value:
    Beginning of period                      $  10.90         $  10.74            N/A              N/A
    End of period                            $  11.84         $  10.90            N/A              N/A
  Accumulation units outstanding
  at the end of period                         53,193            7,647            N/A              N/A

JNL/MCM VIP Division(692)

  Accumulation unit value:
    Beginning of period                      $  11.07         $  10.04            N/A              N/A
    End of period                            $  11.93         $  11.07            N/A              N/A
  Accumulation units outstanding
  at the end of period                         11,915            5,293            N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                           N/A              N/A            N/A              N/A
    End of period                                 N/A              N/A            N/A              N/A
  Accumulation units outstanding
  at the end of period                            N/A              N/A            N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.27             N/A              N/A              N/A
    End of period                             $10.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,902             N/A              N/A              N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.85%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(444)

  Accumulation unit value:
    Beginning of period                      $   8.12         $   7.43         $   6.95              N/A
    End of period                            $   8.31         $   8.12         $   7.43              N/A
  Accumulation units outstanding
  at the end of period                         24,526           88,210            1,440              N/A

JNL/FMR Capital Growth Division(518)

  Accumulation unit value:
    Beginning of period                      $  20.12         $  17.98              N/A              N/A
    End of period                            $  20.97         $  20.12              N/A              N/A
  Accumulation units outstanding
  at the end of period                          9,682            1,005              N/A              N/A

JNL/Select Large Cap Growth Division(86)

  Accumulation unit value:
    Beginning of period                      $  25.01         $  22.81         $  17.15         $  23.08
    End of period                            $  25.70         $  25.01         $  22.81         $  17.15
  Accumulation units outstanding
  at the end of period                          6,985            3,955                -                -

JNL/Select Global Growth Division(593)

  Accumulation unit value:
    Beginning of period                      $  22.22         $  20.23              N/A              N/A
    End of period                            $  22.24         $  22.22              N/A              N/A
  Accumulation units outstanding
  at the end of period                          4,799            1,119              N/A              N/A

JNL/Select Balanced Division(76)

  Accumulation unit value:
    Beginning of period                      $  22.05         $  20.26         $  16.98         $  18.33
    End of period                            $  22.80         $  22.05         $  20.26         $  16.98
  Accumulation units outstanding
  at the end of period                         84,050           64,484            3,839                -

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division(461)

  Accumulation unit value:
    Beginning of period                      $  19.34         $  17.43         $  16.54              N/A
    End of period                            $  20.64         $  19.34         $  17.43              N/A
  Accumulation units outstanding
  at the end of period                          2,698            1,380              657              N/A

JNL/Putnam Value Equity Division(87)

  Accumulation unit value:
    Beginning of period                      $  18.99         $  17.62         $  14.41         $  18.17
    End of period                            $  19.55         $  18.99         $  17.62         $  14.41
  Accumulation units outstanding
  at the end of period                          3,645            3,686              820                -

JNL/Select Money Market Division(61)

  Accumulation unit value:
    Beginning of period                      $  11.70         $  11.83         $  12.00         $  12.08
    End of period                            $  11.80         $  11.70         $  11.83         $  12.00
  Accumulation units outstanding
  at the end of period                         66,821           16,421              122                -

JNL/PPM America High Yield Bond
Division(61)

  Accumulation unit value:
    Beginning of period                           N/A         $  14.91         $  12.80         $  12.62
    End of period                                 N/A         $  15.37         $  14.91         $  12.80
  Accumulation units outstanding
  at the end of period                            N/A                -              726                -

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(61)

  Accumulation unit value:
    Beginning of period                      $  14.92         $  14.64         $  14.74         $  13.69
    End of period                            $  14.99         $  14.92         $  14.64         $  14.74
  Accumulation units outstanding
  at the end of period                         40,767           14,904            4,882                -

JNL/Salomon Brothers Strategic
Bond Division(76)

  Accumulation unit value:
    Beginning of period                      $  17.84         $  17.00         $  15.25         $  14.57
    End of period                            $  17.97         $  17.84         $  17.00         $  15.25
  Accumulation units outstanding
  at the end of period                         85,888           22,099            4,967                -

INVESTMENT DIVISIONS                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2005            2004           2003            2002
                                           ------------    ------------    ------------   ------------
JNL/T. Rowe Price Established
Growth Division(61)

  Accumulation unit value:
    Beginning of period                     $    24.69      $    22.89      $    17.86     $   22.36
    End of period                           $    25.72      $    24.69      $    22.89     $   17.86
  Accumulation units outstanding
  at the end of period                          27,919          13,720             483             -

JNL/T. Rowe Price Mid-Cap Growth
Division(89)

  Accumulation unit value:
    Beginning of period                     $    32.06      $    27.67      $    20.33     $   26.14
    End of period                           $    35.91      $    32.06      $    27.67     $   20.33
  Accumulation units outstanding
  at the end of period                          24,523          10,766             809             -

JNL/JPMorgan International Equity
Division(94)

  Accumulation unit value:
    Beginning of period                     $    12.91      $    11.30      $     8.96     $   11.43
    End of period                           $    14.03      $    12.91      $    11.30     $    8.96
  Accumulation units outstanding
  at the end of period                          26,044           7,203               -             -

JNL/Alger Growth Division(78)

  Accumulation unit value:
    Beginning of period                     $    16.74      $    16.24      $    12.23     $   17.90
    End of period                           $    18.46      $    16.74      $    16.24     $   12.23
  Accumulation units outstanding
  at the end of period                           9,103           4,544             645             -

JNL/Eagle Core Equity Division(61)

  Accumulation unit value:
    Beginning of period                     $    16.56      $    15.86      $    12.98     $   16.26
    End of period                           $    16.80      $    16.56      $    15.86     $   12.98
  Accumulation units outstanding
  at the end of period                          31,027          13,668               -             -

JNL/Eagle SmallCap Equity Division(99)

  Accumulation unit value:
    Beginning of period                     $    18.86      $    16.17      $    11.77     $   16.61
    End of period                           $    18.98      $    18.86      $    16.17     $   11.77
  Accumulation units outstanding
  at the end of period                          12,827          10,926             638             -

INVESTMENT DIVISIONS                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2005            2004            2003           2002
                                           ------------    ------------    ------------   ------------
JNL/S&P Managed Moderate Growth
Division(51)

  Accumulation unit value:
    Beginning of period                     $    12.23      $    11.37      $     9.84     $   10.67
    End of period                           $    12.78      $    12.23      $    11.37     $    9.84
  Accumulation units outstanding
  at the end of period                         513,095         167,583             676             -

JNL/S&P Managed Growth Division(57)

  Accumulation unit value:
    Beginning of period                     $    12.52      $    11.45      $     9.58     $   10.72
    End of period                           $    13.21      $    12.52      $    11.45     $    9.58
  Accumulation units outstanding
  at the end of period                         489,778         399,894           4,498             -

JNL/S&P Managed Aggressive Growth
Division(57)

  Accumulation unit value:
    Beginning of period                     $    12.30      $    11.13      $     8.94     $   10.56
    End of period                           $    13.10      $    12.30      $    11.13     $    8.94
  Accumulation units outstanding
  at the end of period                         178,318         135,933          11,437             -

JNL/S&P Very Aggressive Growth
Division I(57)

  Accumulation unit value:
    Beginning of period                            N/A      $    10.73      $     8.37     $   10.36
    End of period                                  N/A      $    10.95      $    10.73     $    8.37
  Accumulation units outstanding
  at the end of period                             N/A               -               -             -

JNL/S&P Equity Growth Division I(103)

  Accumulation unit value:
    Beginning of period                            N/A      $    10.02      $     7.88     $    9.93
    End of period                                  N/A      $    10.18      $    10.02     $    7.88
  Accumulation units outstanding
  at the end of period                             N/A               -               -             -

JNL/S&P Equity Aggressive Growth
Division I(585)

  Accumulation unit value:
    Beginning of period                            N/A      $    10.12            N/A            N/A
    End of period                                  N/A      $    10.44            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A               -            N/A            N/A

INVESTMENT DIVISIONS                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2005            2004            2003           2002
                                           ------------    ------------    ------------   ------------
JNL/MCM S&P 500 Index Division(99)

  Accumulation unit value:
    Beginning of period                     $    10.37      $      9.60     $     7.65     $    9.68
    End of period                           $    10.63      $     10.37     $     9.60     $    7.65
  Accumulation units outstanding
  at the end of period                         352,791          224,538          2,403             -

JNL/MCM S&P 400 MidCap Index Division(86)

  Accumulation unit value:
    Beginning of period                     $    12.69      $     11.17     $     8.45     $   10.65
    End of period                           $    13.95      $     12.69     $    11.17     $    8.45
  Accumulation units outstanding
  at the end of period                         181,128          118,513          1,574             -

JNL/Alliance Capital Growth Division(556)

  Accumulation unit value:
    Beginning of period                     $     9.63      $      9.44            N/A           N/A
    End of period                           $     8.74      $      9.63            N/A           N/A
  Accumulation units outstanding
  at the end of period                               -            2,182            N/A           N/A

JNL/JPMorgan International Value
Division(494)

  Accumulation unit value:
    Beginning of period                     $    10.15      $      8.71            N/A           N/A
    End of period                           $    11.81      $     10.15            N/A           N/A
  Accumulation units outstanding
  at the end of period                          54,632           34,357            N/A           N/A

JNL/PIMCO Total Return Bond Division(51)

  Accumulation unit value:
    Beginning of period                     $    13.54      $     13.21     $    12.84     $   12.23
    End of period                           $    13.60      $     13.54     $    13.21     $   12.84
  Accumulation units outstanding
  at the end of period                         255,117          106,846          6,592             -

JNL/MCM Small Cap Index Division(435)

  Accumulation unit value:
    Beginning of period                     $    13.01      $     11.29     $    10.57           N/A
    End of period                           $    13.31      $     13.01     $    11.29           N/A
  Accumulation units outstanding
  at the end of period                         200,277          118,503            628           N/A

INVESTMENT DIVISIONS                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2005            2004            2003           2002
                                           ------------    ------------    ------------   ------------
JNL/MCM International Index Division(435)

  Accumulation unit value:
    Beginning of period                      $   13.42       $   11.44       $   10.52           N/A
    End of period                            $   14.93       $   13.42       $   11.44           N/A
  Accumulation units outstanding
  at the end of period                         210,375         105,980             628           N/A

JNL/Lazard Small Cap Value Division(78)

  Accumulation unit value:
    Beginning of period                      $   14.19       $   12.53       $    9.19     $   11.98
    End of period                            $   14.58       $   14.19       $   12.53     $    9.19
  Accumulation units outstanding
  at the end of period                          31,391          16,932           1,596             -

JNL/Lazard Mid Cap Value Division(89)

  Accumulation unit value:
    Beginning of period                      $   16.72       $   13.66       $   10.79     $   13.14
    End of period                            $   17.86       $   16.72       $   13.66     $   10.79
  Accumulation units outstanding
  at the end of period                          50,671          22,243             693             -

JNL/MCM Bond Index Division(435)

  Accumulation unit value:
    Beginning of period                      $   10.97       $   10.78       $   10.63           N/A
    End of period                            $   10.97       $   10.97       $   10.78           N/A
  Accumulation units outstanding
  at the end of period                         213,995          97,856           7,280           N/A

JNL/S&P Core Index 100 Division(111)

  Accumulation unit value:
    Beginning of period                            N/A       $   10.20       $    8.51     $    9.75
    End of period                                  N/A       $   10.35       $   10.20     $    8.51
  Accumulation units outstanding
  at the end of period                             N/A               -               -             -

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                      $   12.69       $   12.34             N/A           N/A
    End of period                            $   12.67       $   12.69             N/A           N/A
  Accumulation units outstanding
  at the end of period                          59,069          32,225             N/A           N/A

INVESTMENT DIVISIONS                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2005            2004            2003           2002
                                           ------------    ------------    ------------   ------------
JNL/S&P Core Index 50 Division(51)

  Accumulation unit value:
    Beginning of period                            N/A       $    9.90       $    7.70      $    9.60
    End of period                                  N/A       $   10.07       $    9.90      $    7.70
  Accumulation units outstanding
  at the end of period                             N/A               -               -              -

JNL/S&P Core Index 75 Division(635)

  Accumulation unit value:
    Beginning of period                            N/A       $    9.65             N/A            N/A
    End of period                                  N/A       $   10.24             N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A               -             N/A            N/A

JNL/MCM Dow(SM) 10 Division(51)

  Accumulation unit value:
    Beginning of period                      $    9.40       $    9.30       $    7.54      $    8.31
    End of period                            $    8.70       $    9.40       $    9.30      $    7.54
  Accumulation units outstanding
  at the end of period                         508,177         365,597          23,876              -

JNL/Putnam Midcap Growth Division(589)

  Accumulation unit value:
    Beginning of period                      $    7.42       $    6.64             N/A            N/A
    End of period                            $    8.17       $    7.42             N/A            N/A
  Accumulation units outstanding
  at the end of period                           8,368           5,495             N/A            N/A

JNL/T. Rowe Price Value Division(61)

  Accumulation unit value:
    Beginning of period                      $   12.94       $   11.44       $    8.98      $   10.90
    End of period                            $   13.49       $   12.94       $   11.44      $    8.98
  Accumulation units outstanding
  at the end of period                         145,878          35,025           1,470              -

JNL/FMR Balanced Division(76)

  Accumulation unit value:
    Beginning of period                      $    9.98       $    9.29       $    8.32      $    9.22
    End of period                            $   10.79       $    9.98       $    9.29      $    8.32
  Accumulation units outstanding
  at the end of period                          46,533          16,637               -              -

INVESTMENT DIVISIONS                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2005            2004            2003          2002
                                           ------------    ------------    ------------   ------------
JNL/Oppenheimer Global Growth
Division(99)

  Accumulation unit value:
    Beginning of period                    $     11.15     $      9.63     $      6.98     $     9.14
    End of period                          $     12.45     $     11.15     $      9.63     $     6.98
  Accumulation units outstanding
  at the end of period                          41,372          24,485             840              -

JNL/Oppenheimer Growth Division(99)

  Accumulation unit value:
    Beginning of period                    $      8.07     $      7.89     $      6.82     $     8.79
    End of period                          $      8.65     $      8.07     $      7.89     $     6.82
  Accumulation units outstanding
  at the end of period                          18,947          19,700           1,275              -

JNL/Select Value Division(494)

  Accumulation unit value:
    Beginning of period                    $     16.28     $     14.53             N/A            N/A
    End of period                          $     17.28     $     16.28             N/A            N/A
  Accumulation units outstanding
  at the end of period                          26,955          17,334             N/A            N/A

JNL/MCM Global 15 Division(426)

  Accumulation unit value:
    Beginning of period                    $     11.53     $      9.17     $      8.88            N/A
    End of period                          $     12.47     $     11.53     $      9.17            N/A
  Accumulation units outstanding
  at the end of period                         463,021         302,547          23,502            N/A

JNL/MCM 25 Division(426)

  Accumulation unit value:
    Beginning of period                    $     11.72     $      9.79     $      8.53            N/A
    End of period                          $     11.17     $     11.72     $      9.79            N/A
  Accumulation units outstanding
  at the end of period                         449,162         289,840          22,628            N/A

JNL/MCM Consumer Brands Sector
Division(594)

  Accumulation unit value:
    Beginning of period                    $     10.66     $      9.94             N/A            N/A
    End of period                          $     10.21     $     10.66             N/A            N/A
  Accumulation units outstanding
  at the end of period                          18,639             192             N/A            N/A

INVESTMENT DIVISIONS                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2005           2004             2003           2002
                                           ------------    ------------    ------------   ------------
JNL/MCM Select Small-Cap Division(426)

  Accumulation unit value:
    Beginning of period                     $    18.02      $    16.31      $   15.04           N/A
    End of period                           $    19.27      $    18.02      $   16.31           N/A
  Accumulation units outstanding
  at the end of period                         262,305         175,707         13,309           N/A

JNL/MCM Technology Sector Division(512)

  Accumulation unit value:
    Beginning of period                     $     5.60      $     5.80            N/A           N/A
    End of period                           $     5.64      $     5.60            N/A           N/A
  Accumulation units outstanding
  at the end of period                           7,334          32,910            N/A           N/A

JNL/MCM Healthcare Sector Division(527)

  Accumulation unit value:
    Beginning of period                     $    10.54      $    10.75            N/A           N/A
    End of period                           $    11.14      $    10.54            N/A           N/A
  Accumulation units outstanding
  at the end of period                          35,369          30,921            N/A           N/A

JNL/MCM Financial Sector Division(567)

  Accumulation unit value:
    Beginning of period                     $    11.86      $    10.57            N/A           N/A
    End of period                           $    12.36      $    11.86            N/A           N/A
  Accumulation units outstanding
  at the end of period                          13,737          20,813            N/A           N/A

JNL/MCM Oil & Gas Sector Division(608)

  Accumulation unit value:
    Beginning of period                     $    17.02      $    14.58            N/A           N/A
    End of period                           $    22.86      $    17.02            N/A           N/A
  Accumulation units outstanding
  at the end of period                          45,560          16,972            N/A           N/A

JNL/MCM Communications Sector
Division(608)

  Accumulation unit value:
    Beginning of period                     $     4.45      $     3.95            N/A           N/A
    End of period                           $     4.41      $     4.45            N/A           N/A
  Accumulation units outstanding
  at the end of period                           7,790           3,814            N/A           N/A

INVESTMENT DIVISIONS                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2005            2004            2003           2002
                                           ------------    ------------    ------------   ------------
JNL/MCM  S&P(R) 10 Division(426)

  Accumulation unit value:
    Beginning of period                     $     9.75      $     8.44       $    7.64           N/A
    End of period                           $    13.14      $     9.75       $    8.44           N/A
  Accumulation units outstanding
  at the end of period                         482,951         336,468          25,797           N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                            N/A             N/A             N/A           N/A
    End of period                                  N/A             N/A             N/A           N/A
  Accumulation units outstanding
  at the end of period                             N/A             N/A             N/A           N/A

JNL/AIM Small Cap Growth Division(86)

  Accumulation unit value:
    Beginning of period                     $    11.76      $    11.21       $    8.25      $  11.02
    End of period                           $    12.52      $    11.76       $   11.21      $   8.25
  Accumulation units outstanding
  at the end of period                          12,042           8,388             982             -

JNL/AIM Large Cap Growth Division(99)

  Accumulation unit value:
    Beginning of period                     $    11.03      $    10.21       $    8.00      $  10.30
    End of period                           $    11.61      $    11.03       $   10.21      $   8.00
  Accumulation units outstanding
  at the end of period                          49,902          28,396               -             -

JNL/AIM Real Estate Division(825)

  Accumulation unit value:
    Beginning of period                     $    10.23             N/A             N/A           N/A
    End of period                           $    11.56             N/A             N/A           N/A
  Accumulation units outstanding
  at the end of period                          17,146             N/A             N/A           N/A

JNL/Goldman Sachs Mid Cap Value
Division(831)

  Accumulation unit value:
    Beginning of period                     $    10.12             N/A             N/A           N/A
    End of period                           $    11.25             N/A             N/A           N/A
  Accumulation units outstanding
  at the end of period                          11,859             N/A             N/A           N/A

INVESTMENT DIVISIONS                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2005           2004             2003          2002
                                           ------------    ------------    ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(831)

  Accumulation unit value:
    Beginning of period                    $       9.99            N/A          N/A            N/A
    End of period                          $      10.90            N/A          N/A            N/A
  Accumulation units outstanding
  at the end of period                            2,483            N/A          N/A            N/A

JNL/MCM Nasdaq 15 Division(714)

  Accumulation unit value:
    Beginning of period                    $      10.82     $    10.55          N/A            N/A
    End of period                          $      10.52     $    10.82          N/A            N/A
  Accumulation units outstanding
  at the end of period                           22,463            781          N/A            N/A

JNL/MCM Value Line 25 Division(690)

  Accumulation unit value:
    Beginning of period                    $      11.42     $     9.53          N/A            N/A
    End of period                          $      15.56     $    11.42          N/A            N/A
  Accumulation units outstanding
  at the end of period                          237,437         40,490          N/A            N/A

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                    $      10.90     $     9.62          N/A            N/A
    End of period                          $      11.84     $    10.90          N/A            N/A
  Accumulation units outstanding
  at the end of period                        1,201,729        118,079          N/A            N/A

JNL/MCM VIP Division(702)

  Accumulation unit value:
    Beginning of period                    $      11.07     $    10.38          N/A            N/A
    End of period                          $      11.93     $    11.07          N/A            N/A
  Accumulation units outstanding
  at the end of period                          175,695         25,401          N/A            N/A

JNL/S&P Managed Moderate Division(688)

  Accumulation unit value:
    Beginning of period                    $      10.49     $     9.91          N/A            N/A
    End of period                          $      10.82     $    10.49          N/A            N/A
  Accumulation units outstanding
  at the end of period                          173,285         22,558          N/A            N/A

INVESTMENT DIVISIONS                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2005           2004             2003           2002
                                           ------------    ------------    ------------   ------------
JNL/S&P Managed Conservative
  Division(678)

  Accumulation unit value:
    Beginning of period                     $   10.30        $   9.98           N/A            N/A
    End of period                           $   10.49        $  10.30           N/A            N/A
  Accumulation units outstanding
  at the end of period                        115,201          24,604           N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.855%

INVESTMENT DIVISIONS                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2005            2004           2003           2002
                                           ------------    ------------    ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock
  Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A           N/A            N/A
    End of period                               N/A              N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A           N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A           N/A            N/A
    End of period                               N/A              N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A           N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A           N/A            N/A
    End of period                               N/A              N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A           N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A           N/A            N/A
    End of period                               N/A              N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A           N/A            N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A           N/A            N/A
    End of period                               N/A              N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A           N/A            N/A

INVESTMENT DIVISIONS                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2005           2004             2003          2002
                                           ------------    ------------    ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A            N/A            N/A
    End of period                               N/A              N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A            N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A            N/A            N/A
    End of period                               N/A              N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A            N/A            N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A            N/A            N/A
    End of period                               N/A              N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A            N/A            N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A            N/A            N/A
    End of period                               N/A              N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A            N/A            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A            N/A            N/A
    End of period                               N/A              N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A            N/A            N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A            N/A            N/A
    End of period                               N/A              N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A            N/A            N/A

INVESTMENT DIVISIONS                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2005            2004            2003          2002
                                           ------------    ------------    ------------   ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A           N/A            N/A
    End of period                               N/A              N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A           N/A            N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A           N/A            N/A
    End of period                               N/A              N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A           N/A            N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A           N/A            N/A
    End of period                               N/A              N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A           N/A            N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A           N/A            N/A
    End of period                               N/A              N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A           N/A            N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A           N/A            N/A
    End of period                               N/A              N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A           N/A            N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A           N/A            N/A
    End of period                               N/A              N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A           N/A            N/A


INVESTMENT DIVISIONS                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2005            2004            2003           2002
                                           ------------    ------------    ------------   ------------

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                           N/A           N/A              N/A          N/A
    End of period                                 N/A           N/A              N/A          N/A
  Accumulation units outstanding
  at the end of period                            N/A           N/A              N/A          N/A

JNL/S&P Managed Growth Division(795)

  Accumulation unit value:
    Beginning of period                       $ 12.10           N/A              N/A          N/A
    End of period                             $ 13.21           N/A              N/A          N/A
  Accumulation units outstanding
  at the end of period                            463           N/A              N/A          N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                           N/A           N/A              N/A          N/A
    End of period                                 N/A           N/A              N/A          N/A
  Accumulation units outstanding
  at the end of period                            N/A           N/A              N/A          N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                           N/A           N/A              N/A          N/A
    End of period                                 N/A           N/A              N/A          N/A
  Accumulation units outstanding
  at the end of period                            N/A           N/A              N/A          N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                           N/A           N/A              N/A          N/A
    End of period                                 N/A           N/A              N/A          N/A
  Accumulation units outstanding
  at the end of period                            N/A           N/A              N/A          N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                           N/A           N/A              N/A          N/A
    End of period                                 N/A           N/A              N/A          N/A
  Accumulation units outstanding
  at the end of period                            N/A           N/A              N/A          N/A

INVESTMENT DIVISIONS                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2005           2004             2003          2002
                                           ------------    ------------    ------------   ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A            N/A           N/A
    End of period                               N/A              N/A            N/A           N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A            N/A           N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A            N/A           N/A
    End of period                               N/A              N/A            N/A           N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A            N/A           N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A            N/A           N/A
    End of period                               N/A              N/A            N/A           N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A            N/A           N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A            N/A           N/A
    End of period                               N/A              N/A            N/A           N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A            N/A           N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A            N/A           N/A
    End of period                               N/A              N/A            N/A           N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A            N/A           N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A            N/A           N/A
    End of period                               N/A              N/A            N/A           N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A            N/A           N/A

INVESTMENT DIVISIONS                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2005           2004            2003           2002
                                           ------------    ------------    ------------   ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A           N/A            N/A
    End of period                               N/A              N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A           N/A            N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A           N/A            N/A
    End of period                               N/A              N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A           N/A            N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A           N/A            N/A
    End of period                               N/A              N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A           N/A            N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A           N/A            N/A
    End of period                               N/A              N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A           N/A            N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A           N/A            N/A
    End of period                               N/A              N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A           N/A            N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A           N/A            N/A
    End of period                               N/A              N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A           N/A            N/A

INVESTMENT DIVISIONS                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2005           2004             2003          2002
                                           ------------    ------------    ------------   ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A           N/A            N/A
    End of period                               N/A              N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A           N/A            N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A           N/A            N/A
    End of period                               N/A              N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A           N/A            N/A

JNL/MCM Dow(SM) 10 Division(795)

  Accumulation unit value:
    Beginning of period                       $8.80              N/A           N/A            N/A
    End of period                             $8.69              N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                          139              N/A           N/A            N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A           N/A            N/A
    End of period                               N/A              N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A           N/A            N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A           N/A            N/A
    End of period                               N/A              N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A           N/A            N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A           N/A            N/A
    End of period                               N/A              N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A           N/A            N/A

INVESTMENT DIVISIONS                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2005            2004           2003           2002
                                           ------------    ------------    ------------   ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A            N/A              N/A           N/A
    End of period                               N/A            N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                          N/A            N/A              N/A           N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A            N/A              N/A           N/A
    End of period                               N/A            N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                          N/A            N/A              N/A           N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A            N/A              N/A           N/A
    End of period                               N/A            N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                          N/A            N/A              N/A           N/A

JNL/MCM Global 15 Division(795)

  Accumulation unit value:
    Beginning of period                      $11.05            N/A              N/A           N/A
    End of period                            $12.46            N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                           99            N/A              N/A           N/A

JNL/MCM 25 Division(795)

  Accumulation unit value:
    Beginning of period                      $11.56            N/A              N/A           N/A
    End of period                            $11.16            N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                          105            N/A              N/A           N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A            N/A              N/A           N/A
    End of period                               N/A            N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                          N/A            N/A              N/A           N/A

INVESTMENT DIVISIONS                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2005           2004             2003          2002
                                           ------------    ------------    ------------   ------------
JNL/MCM Select Small-Cap Division(795)

  Accumulation unit value:
    Beginning of period                     $ 17.41              N/A           N/A            N/A
    End of period                           $ 19.26              N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                           64              N/A           N/A            N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A           N/A            N/A
    End of period                               N/A              N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A           N/A            N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A           N/A            N/A
    End of period                               N/A              N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A           N/A            N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A           N/A            N/A
    End of period                               N/A              N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A           N/A            N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A           N/A            N/A
    End of period                               N/A              N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A           N/A            N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A           N/A            N/A
    End of period                               N/A              N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A           N/A            N/A

INVESTMENT DIVISIONS                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2005           2004             2003           2002
                                           ------------    ------------    ------------   ------------
JNL/MCM  S&P(R) 10 Division(795)

  Accumulation unit value:
    Beginning of period                       $ 10.51          N/A              N/A           N/A
    End of period                             $ 13.13          N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                             92          N/A              N/A           N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A              N/A           N/A
    End of period                                 N/A          N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A              N/A           N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A              N/A           N/A
    End of period                                 N/A          N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A              N/A           N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A              N/A           N/A
    End of period                                 N/A          N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A              N/A           N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A              N/A           N/A
    End of period                                 N/A          N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A              N/A           N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A              N/A           N/A
    End of period                                 N/A          N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A              N/A           N/A

INVESTMENT DIVISIONS                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2005           2004             2003          2002
                                           ------------    ------------    ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                             N/A             N/A             N/A            N/A
    End of period                                   N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                              N/A             N/A             N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                             N/A             N/A             N/A            N/A
    End of period                                   N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                              N/A             N/A             N/A            N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                             N/A             N/A             N/A            N/A
    End of period                                   N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                              N/A             N/A             N/A            N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                             N/A             N/A             N/A            N/A
    End of period                                   N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                              N/A             N/A             N/A            N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                             N/A             N/A             N/A            N/A
    End of period                                   N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                              N/A             N/A             N/A            N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                             N/A             N/A             N/A            N/A
    End of period                                   N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                              N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2005             2004          2003           2002
                                           ------------    ------------    ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A           N/A            N/A
    End of period                               N/A              N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A           N/A            N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.86%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------    ------------    ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock
   Index Division(114)

  Accumulation unit value:
    Beginning of period                    $       8.11    $       7.43    $       5.86   $       7.28
    End of period                          $       8.30    $       8.11    $       7.43   $       5.86
  Accumulation units outstanding
  at the end of period                          243,879         264,467         209,906         62,361

JNL/FMR Capital Growth Division(115)

  Accumulation unit value:
    Beginning of period                    $      20.10    $      17.35    $      13.03   $      16.63
    End of period                          $      20.94    $      20.10    $      17.35   $      13.03
  Accumulation units outstanding
  at the end of period                           20,283          24,705          33,366          7,157

JNL/Select Large Cap Growth Division(109)

  Accumulation unit value:
    Beginning of period                    $      24.98    $      22.79    $      17.14   $      20.76
    End of period                          $      25.67    $      24.98    $      22.79   $      17.14
  Accumulation units outstanding
  at the end of period                           67,164          83,244          62,874         38,399

JNL/Select Global Growth Division(666)

  Accumulation unit value:
    Beginning of period                    $      22.20    $      19.99             N/A            N/A
    End of period                          $      22.21    $      22.20             N/A            N/A
  Accumulation units outstanding
  at the end of period                            4,228           5,040             N/A            N/A

JNL/Select Balanced Division(107)

  Accumulation unit value:
    Beginning of period                    $      22.03    $      20.24    $      16.96   $      18.30
    End of period                          $      22.77    $      22.03    $      20.24   $      16.96
  Accumulation units outstanding
  at the end of period                          258,602         244,818         148,408         92,571

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------    ------------    ------------   ------------
JNL/Putnam Equity Division(115)

  Accumulation unit value:
    Beginning of period                    $      19.32    $      17.41    $      13.94   $     17.22
    End of period                          $      20.62    $      19.32    $      17.41   $     13.94
  Accumulation units outstanding
  at the end of period                           24,874          23,041          31,520         2,949

JNL/Putnam Value Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $      18.97    $      17.61    $      14.40   $     17.26
    End of period                          $      19.53    $      18.97    $      17.61   $     14.40
  Accumulation units outstanding
  at the end of period                           87,633          99,195         100,690        58,132

JNL/Select Money Market Division(107)

  Accumulation unit value:
    Beginning of period                    $      11.70    $      11.83    $      12.00   $     12.07
    End of period                          $      11.80    $      11.70    $      11.83   $     12.00
  Accumulation units outstanding
  at the end of period                          109,775         219,326         160,964       350,802

JNL/PPM America High Yield Bond
Division(107)

  Accumulation unit value:
    Beginning of period                             N/A    $      14.90    $      12.79   $     12.93
    End of period                                   N/A    $      15.35    $      14.90   $     12.79
  Accumulation units outstanding
  at the end of period                              N/A               -         335,490        57,468

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(107)

  Accumulation unit value:
    Beginning of period                    $      14.91    $      14.62    $      14.73   $     13.65
    End of period                          $      14.98    $      14.91    $      14.62   $     14.73
  Accumulation units outstanding
  at the end of period                          186,898         228,413         246,063       215,666

JNL/Salomon Brothers Strategic
Bond Division(107)

  Accumulation unit value:
    Beginning of period                    $      17.82    $      16.98    $      15.24   $     14.70
    End of period                          $      17.95    $      17.82    $      16.98   $     15.24
  Accumulation units outstanding
  at the end of period                          168,455         128,050         111,725        27,625

INVESTMENT DIVISIONS                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2005            2004            2003           2002
                                           ------------    ------------    ------------   ------------
JNL/T. Rowe Price Established
Growth Division(107)

  Accumulation unit value:
    Beginning of period                    $      24.67    $      22.87    $      17.85   $      22.00
    End of period                          $      25.69    $      24.67    $      22.87   $      17.85
  Accumulation units outstanding
  at the end of period                          182,030         143,503         138,451         30,173

JNL/T. Rowe Price Mid-Cap Growth
Division(109)

  Accumulation unit value:
    Beginning of period                    $      32.03    $      27.64    $      20.32   $      25.16
    End of period                          $      35.87    $      32.03    $      27.64   $      20.32
  Accumulation units outstanding
  at the end of period                          165,828         186,102         163,479         62,216

JNL/JPMorgan International Equity
Division(118)

  Accumulation unit value:
    Beginning of period                    $      12.90    $      11.29    $       8.95   $      11.68
    End of period                          $      14.01    $      12.90    $      11.29   $       8.95
  Accumulation units outstanding
  at the end of period                          100,109         106,210         132,887        102,860

JNL/Alger Growth Division(109)

  Accumulation unit value:
    Beginning of period                    $      16.73    $      16.23    $      12.22   $      16.06
    End of period                          $      18.44    $      16.73    $      16.23   $      12.22
  Accumulation units outstanding
  at the end of period                           83,492          80,854          97,840         26,974

JNL/Eagle Core Equity Division(107)

  Accumulation unit value:
    Beginning of period                    $      16.54    $      15.85    $      12.97   $      16.12
    End of period                          $      16.79    $      16.54    $      15.85   $      12.97
  Accumulation units outstanding
  at the end of period                           89,776          94,796         124,563         25,691

JNL/Eagle SmallCap Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $      18.84    $      16.16    $      11.76   $      15.98
    End of period                          $      18.96    $      18.84    $      16.16   $      11.76
  Accumulation units outstanding
  at the end of period                           46,237          60,486          54,973         37,933

INVESTMENT DIVISIONS                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2005           2004             2003          2002
                                           ------------    ------------    ------------   ------------
JNL/S&P Managed Moderate Growth
Division(107)

  Accumulation unit value:
    Beginning of period                    $      12.22    $      11.36    $       9.83   $      10.78
    End of period                          $      12.77    $      12.22    $      11.36   $       9.83
  Accumulation units outstanding
  at the end of period                        1,503,085       1,426,480       1,325,854        533,868

JNL/S&P Managed Growth Division(107)

  Accumulation unit value:
    Beginning of period                    $      12.52    $      11.45    $       9.58   $      11.01
    End of period                          $      13.20    $      12.52    $      11.45   $       9.58
  Accumulation units outstanding
  at the end of period                        1,884,046       2,092,735       1,798,215      1,562,842

JNL/S&P Managed Aggressive Growth
Division(108)

  Accumulation unit value:
    Beginning of period                    $      12.29    $      11.12    $       8.93   $      10.82
    End of period                          $      13.09    $      12.29    $      11.12   $       8.93
  Accumulation units outstanding
  at the end of period                        1,174,982       1,363,476         432,846        247,080

JNL/S&P Very Aggressive Growth
Division I(115)

  Accumulation unit value:
    Beginning of period                             N/A    $      10.73    $       8.37   $      10.68
    End of period                                   N/A    $      10.94    $      10.73   $       8.37
  Accumulation units outstanding
  at the end of period                              N/A               -          79,032         13,184

JNL/S&P Equity Growth Division I(109)

  Accumulation unit value:
    Beginning of period                             N/A    $      10.02    $       7.88   $       9.74
    End of period                                   N/A    $      10.18    $      10.02   $       7.88
  Accumulation units outstanding
  at the end of period                              N/A               -         267,055        195,936

JNL/S&P Equity Aggressive Growth
Division I(109)

  Accumulation unit value:
    Beginning of period                             N/A    $      10.24    $       8.03   $       9.90
    End of period                                   N/A    $      10.44    $      10.24   $       8.03
  Accumulation units outstanding
  at the end of period                              N/A               -         196,503        141,261


INVESTMENT DIVISIONS                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2005             2004           2003          2002
                                           ------------    ------------    ------------   ------------
JNL/MCM S&P 500 Index Division(110)

  Accumulation unit value:
    Beginning of period                    $      10.41    $       9.63    $       7.68   $       9.17
    End of period                          $      10.66    $      10.41    $       9.63   $       7.68
  Accumulation units outstanding
  at the end of period                          825,814       1,117,373       1,038,480        301,613

JNL/MCM S&P 400 MidCap Index
 Division(112)

  Accumulation unit value:
    Beginning of period                    $      12.69    $      11.17    $       8.45   $      10.56
    End of period                          $      13.95    $      12.69    $      11.17   $       8.45
  Accumulation units outstanding
  at the end of period                          407,934         546,525         571,390        219,769

JNL/Alliance Capital Growth
 Division(113)

  Accumulation unit value:
    Beginning of period                    $       9.62    $       9.22    $       7.56   $       9.34
    End of period                          $       8.74    $       9.62    $       9.22   $       7.56
  Accumulation units outstanding
  at the end of period                                -         124,827         196,906        151,176

JNL/JPMorgan International Value
Division(247)

  Accumulation unit value:
    Beginning of period                    $      10.14    $       8.43    $       6.16   $       6.12
    End of period                          $      11.80    $      10.14    $       8.43   $       6.16
  Accumulation units outstanding
  at the end of period                          153,243         145,976          84,342            675

JNL/PIMCO Total Return Bond
  Division(107)

  Accumulation unit value:
    Beginning of period                    $      13.54    $      13.20    $      12.84   $      12.24
    End of period                          $      13.59    $      13.54    $      13.20   $      12.84
  Accumulation units outstanding
  at the end of period                          631,732         668,281         605,514        285,005

JNL/MCM Small Cap Index Division(112)

  Accumulation unit value:
    Beginning of period                    $      13.00    $      11.28    $       7.88   $      10.37
    End of period                          $      13.30    $      13.00    $      11.28   $       7.88
  Accumulation units outstanding
  at the end of period                          355,586         508,548         530,792        212,147

INVESTMENT DIVISIONS                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2005            2004             2003          2002
                                           ------------    ------------    ------------   ------------
JNL/MCM International Index
  Division(112)

  Accumulation unit value:
    Beginning of period                    $      13.42    $      11.44    $       8.49   $      10.43
    End of period                          $      14.92    $      13.42    $      11.44   $       8.49
  Accumulation units outstanding
  at the end of period                          361,285         501,065         484,553        164,277

JNL/Lazard Small Cap Value Division(109)

  Accumulation unit value:
    Beginning of period                    $      14.18    $      12.52    $       9.19   $      11.95
    End of period                          $      14.57    $      14.18    $      12.52   $       9.19
  Accumulation units outstanding
  at the end of period                          187,398         233,561         267,501        116,883

JNL/Lazard Mid Cap Value Division(109)

  Accumulation unit value:
    Beginning of period                    $      16.71    $      13.65    $      10.79   $      12.93
    End of period                          $      17.85    $      16.71    $      13.65   $      10.79
  Accumulation units outstanding
  at the end of period                          297,587         325,666         212,988        118,377

JNL/MCM Bond Index Division(112)

  Accumulation unit value:
    Beginning of period                    $      10.96    $      10.78    $      10.66   $       9.97
    End of period                          $      10.96    $      10.96    $      10.78   $      10.66
  Accumulation units outstanding
  at the end of period                          428,602         552,371         463,567        116,168

JNL/S&P Core Index 100 Division(114)

  Accumulation unit value:
    Beginning of period                             N/A    $      10.20    $       8.51   $       9.67
    End of period                                   N/A    $      10.35    $      10.20   $       8.51
  Accumulation units outstanding
  at the end of period                              N/A               -         164,170        128,473

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $      12.63    $      12.33             N/A            N/A
    End of period                          $      12.60    $      12.63             N/A            N/A
  Accumulation units outstanding
  at the end of period                          298,219         373,769             N/A            N/A

INVESTMENT DIVISIONS                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2005           2004             2003           2002
                                           ------------    ------------    ------------   ------------
JNL/S&P Core Index 50 Division(118)

  Accumulation unit value:
    Beginning of period                             N/A    $       9.90    $       7.70   $       9.88
    End of period                                   N/A    $      10.06    $       9.90   $       7.70
  Accumulation units outstanding
  at the end of period                              N/A               -          32,327         36,938

JNL/S&P Core Index 75 Division(109)

  Accumulation unit value:
    Beginning of period                             N/A    $      10.06    $       8.10   $       9.50
    End of period                                   N/A    $      10.24    $      10.06   $       8.10
  Accumulation units outstanding
  at the end of period                              N/A               -          85,229         49,126

JNL/MCM Dow(SM) 10 Division(109)

  Accumulation unit value:
    Beginning of period                    $       9.39    $       9.30    $       7.53   $       8.90
    End of period                          $       8.69    $       9.39    $       9.30   $       7.53
  Accumulation units outstanding
  at the end of period                        1,197,910       1,091,274         935,790        410,448

JNL/Putnam Midcap Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $       7.42    $       6.37    $       4.86   $       6.57
    End of period                          $       8.16    $       7.42    $       6.37   $       4.86
  Accumulation units outstanding
  at the end of period                           86,956          78,978          79,115         21,834

JNL/T. Rowe Price Value Division(107)

  Accumulation unit value:
    Beginning of period                    $      12.94    $      11.44    $       8.97   $      11.18
    End of period                          $      13.48    $      12.94    $      11.44   $       8.97
  Accumulation units outstanding
  at the end of period                          512,756         543,230         498,153        199,648

JNL/FMR Balanced Division(107)

  Accumulation unit value:
    Beginning of period                    $       9.98    $       9.29    $       8.32   $       9.04
    End of period                          $      10.78    $       9.98    $       9.29   $       8.32
  Accumulation units outstanding
  at the end of period                          209,021         208,797         160,864         90,759

INVESTMENT DIVISIONS                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2005             2004           2003          2002
                                           ------------    ------------    ------------   ------------
JNL/Oppenheimer Global Growth
Division(109)

  Accumulation unit value:
    Beginning of period                    $      11.15    $       9.63    $       6.98   $       8.90
    End of period                          $      12.45    $      11.15    $       9.63   $       6.98
  Accumulation units outstanding
  at the end of period                          230,051         249,403         221,909        135,922

JNL/Oppenheimer Growth Division(109)

  Accumulation unit value:
    Beginning of period                    $       8.07    $       7.89    $       6.82   $       8.46
    End of period                          $       8.65    $       8.07    $       7.89   $       6.82
  Accumulation units outstanding
  at the end of period                           86,484          87,323          78,609         22,326

JNL/Select Value Division(212)

  Accumulation unit value:
    Beginning of period                    $      16.28    $      14.45    $      10.92   $      10.72
    End of period                          $      17.28    $      16.28    $      14.45   $      10.92
  Accumulation units outstanding
  at the end of period                          123,570         128,590          99,372          1,487

JNL/MCM Global 15 Division(113)

  Accumulation unit value:
    Beginning of period                    $      11.52    $       9.16    $       7.01   $       8.76
    End of period                          $      12.46    $      11.52    $       9.16   $       7.01
  Accumulation units outstanding
  at the end of period                          853,956         797,216         668,113        282,233

JNL/MCM 25 Division(113)

  Accumulation unit value:
    Beginning of period                    $      11.71    $       9.79    $       7.51   $       9.44
    End of period                          $      11.16    $      11.71    $       9.79   $       7.51
  Accumulation units outstanding
  at the end of period                          844,186         805,224         717,214        317,029

JNL/MCM Consumer Brands Sector
Division(478)

  Accumulation unit value:
    Beginning of period                    $      10.65    $       9.85    $       9.67            N/A
    End of period                          $      10.20    $      10.65    $       9.85            N/A
  Accumulation units outstanding
  at the end of period                           21,663           2,506             268            N/A


INVESTMENT DIVISIONS                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2005           2004             2003           2002
                                           ------------    ------------    ------------   ------------
JNL/MCM Select Small-Cap Division(113)

  Accumulation unit value:
    Beginning of period                    $      18.01    $      16.30    $      11.22   $      14.55
    End of period                          $      19.26    $      18.01    $      16.30   $      11.22
  Accumulation units outstanding
  at the end of period                          478,396         444,449         440,702        189,004

JNL/MCM Technology Sector Division(491)

  Accumulation unit value:
    Beginning of period                    $       5.60    $       6.01             N/A            N/A
    End of period                          $       5.63    $       5.60             N/A            N/A
  Accumulation units outstanding
  at the end of period                           85,281          59,348             N/A            N/A

JNL/MCM Healthcare Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $      10.54    $      10.38    $      10.15            N/A
    End of period                          $      11.13    $      10.54    $      10.38            N/A
  Accumulation units outstanding
  at the end of period                           66,861          65,317           5,231            N/A

JNL/MCM Financial Sector Division(479)

  Accumulation unit value:
    Beginning of period                    $      11.85    $      10.64    $      10.43            N/A
    End of period                          $      12.35    $      11.85    $      10.64            N/A
  Accumulation units outstanding
  at the end of period                           23,957          33,670             387            N/A

JNL/MCM Oil & Gas Sector Division(479)

  Accumulation unit value:
    Beginning of period                    $      17.01    $      13.00    $      12.78            N/A
    End of period                          $      22.84    $      17.01    $      13.00            N/A
  Accumulation units outstanding
  at the end of period                           62,493          44,526             399            N/A

JNL/MCM Communications Sector
Division(503)

  Accumulation unit value:
    Beginning of period                    $       4.45    $       4.13             N/A            N/A
    End of period                          $       4.41    $       4.45             N/A            N/A
  Accumulation units outstanding
  at the end of period                            1,222          15,024             N/A            N/A

INVESTMENT DIVISIONS                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                               2005             2004           2003           2002
                                           ------------    ------------    ------------   ------------
JNL/MCM  S&P(R) 10 Division(113)

  Accumulation unit value:
    Beginning of period                    $       9.74    $       8.44    $       7.23   $       9.50
    End of period                          $      13.13    $       9.74    $       8.44   $       7.23
  Accumulation units outstanding
  at the end of period                          857,143         800,188         719,372        276,246

JNL/AIM Premier Equity II Division(110)

  Accumulation unit value:
    Beginning of period                             N/A    $       9.34    $       7.76   $       9.89
    End of period                                   N/A    $       9.13    $       9.34   $       7.76
  Accumulation units outstanding
  at the end of period                              N/A               -          29,114          6,642

JNL/AIM Small Cap Growth Division(113)

  Accumulation unit value:
    Beginning of period                    $      11.76    $      11.21    $       8.25   $      10.63
    End of period                          $      12.51    $      11.76    $      11.21   $       8.25
  Accumulation units outstanding
  at the end of period                          116,410         121,925         144,060         78,737

JNL/AIM Large Cap Growth Division(109)

  Accumulation unit value:
    Beginning of period                    $      11.02    $      10.21    $       8.00   $       9.64
    End of period                          $      11.60    $      11.02    $      10.21   $       8.00
  Accumulation units outstanding
  at the end of period                          179,781         205,838         161,477         52,367

JNL/AIM Real Estate Division(826)

  Accumulation unit value:
    Beginning of period                    $      10.20             N/A             N/A            N/A
    End of period                          $      11.56             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                           39,940             N/A             N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division(825)

  Accumulation unit value:
    Beginning of period                    $      10.21             N/A             N/A            N/A
    End of period                          $      11.25             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                           27,712             N/A             N/A            N/A

INVESTMENT DIVISIONS                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                               2005           2004           2003           2002
                                           ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(834)

  Accumulation unit value:
    Beginning of period                    $      10.26           N/A            N/A            N/A
    End of period                          $      10.89           N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           11,505           N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division(710)

  Accumulation unit value:
    Beginning of period                    $      10.82   $     10.59            N/A            N/A
    End of period                          $      10.52   $     10.82            N/A            N/A
  Accumulation units outstanding
  at the end of period                           34,591         7,115            N/A            N/A

JNL/MCM Value Line 25 Division(677)

  Accumulation unit value:
    Beginning of period                    $      11.42   $     10.02            N/A            N/A
    End of period                          $      15.56   $     11.42            N/A            N/A
  Accumulation units outstanding
  at the end of period                          210,973        57,110            N/A            N/A

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                    $      10.90   $      9.68            N/A            N/A
    End of period                          $      11.84   $     10.90            N/A            N/A
  Accumulation units outstanding
  at the end of period                          785,835        74,806            N/A            N/A

JNL/MCM VIP Division(677)

  Accumulation unit value:
    Beginning of period                    $      11.07   $     10.05            N/A            N/A
    End of period                          $      11.93   $     11.07            N/A            N/A
  Accumulation units outstanding
  at the end of period                          101,147        21,465            N/A            N/A

JNL/S&P Managed Moderate Division(678)

  Accumulation unit value:
    Beginning of period                    $      10.49   $      9.97            N/A            N/A
    End of period                          $      10.81   $     10.49            N/A            N/A
  Accumulation units outstanding
  at the end of period                           30,792         2,703            N/A            N/A

INVESTMENT DIVISIONS                       DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                               2005            2004           2003           2002
                                           ------------    -----------    ------------   ------------
JNL/S&P Managed Conservative Division(683)

  Accumulation unit value:
    Beginning of period                    $      10.30    $      9.95             N/A            N/A
    End of period                          $      10.49    $     10.30             N/A            N/A
  Accumulation units outstanding
  at the end of period                           59,622          2,989             N/A            N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.87%

INVESTMENT DIVISIONS                          DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                  2005             2004            2003            2002
                                              ------------     ------------    ------------    ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(67)

  Accumulation unit value:
    Beginning of period                       $       8.11     $       7.42    $       5.86    $       7.86
    End of period                             $       8.29     $       8.11    $       7.42    $       5.86
  Accumulation units outstanding
  at the end of period                               5,561                -               -               -

JNL/FMR Capital Growth Division(82)

  Accumulation unit value:
    Beginning of period                       $      20.08     $      17.34    $      13.02    $      16.83
    End of period                             $      20.92     $      20.08    $      17.34    $      13.02
  Accumulation units outstanding
  at the end of period                                   -                -               -               -

JNL/Select Large Cap Growth Division(44)

  Accumulation unit value:
    Beginning of period                       $      24.96     $      22.77    $      17.13    $      23.80
    End of period                             $      25.64     $      24.96    $      22.77    $      17.13
  Accumulation units outstanding
  at the end of period                                   -                -               -               -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                N/A              N/A             N/A             N/A
    End of period                                      N/A              N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                                 N/A              N/A             N/A             N/A

JNL/Select Balanced Division(44)

  Accumulation unit value:
    Beginning of period                       $      22.01     $      20.22    $      16.95    $      17.71
    End of period                             $      22.75     $      22.01    $      20.22    $      16.95
  Accumulation units outstanding
  at the end of period                               5,485           11,711               -               -

INVESTMENT DIVISIONS                          DECEMBER 31,     DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                  2005             2004              2003            2002
                                              ------------     ------------     -------------    ------------
JNL/Putnam Equity Division(84)

  Accumulation unit value:
    Beginning of period                       $      19.30     $      17.39     $       13.93    $      17.92
    End of period                             $      20.60     $      19.30     $       17.39    $      13.93
  Accumulation units outstanding
  at the end of period                                   -                -                 -               -

JNL/Putnam Value Equity Division(44)

  Accumulation unit value:
    Beginning of period                       $      18.95     $      17.59     $       14.39    $      17.68
    End of period                             $      19.51     $      18.95     $       17.59    $      14.39
  Accumulation units outstanding
  at the end of period                                   -                -                 -               -

JNL/Select Money Market Division(59)

  Accumulation unit value:
    Beginning of period                       $      11.68     $      11.81     $       11.98    $      12.06
    End of period                             $      11.78     $      11.68     $       11.81    $      11.98
  Accumulation units outstanding
  at the end of period                               2,534            2,534                 -               -

JNL/PPM America High Yield Bond
Division(44)

  Accumulation unit value:
    Beginning of period                                N/A     $      14.89     $       12.78    $      12.74
    End of period                                      N/A     $      15.34     $       14.89    $      12.78
  Accumulation units outstanding
  at the end of period                                 N/A                -                 -               -

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(44)

  Accumulation unit value:
    Beginning of period                       $      14.89     $      14.61     $       14.71    $      13.60
    End of period                             $      14.96     $      14.89     $       14.61    $      14.71
  Accumulation units outstanding
  at the end of period                                   -                -                 -               -

JNL/Salomon Brothers Strategic
Bond Division(44)

  Accumulation unit value:
    Beginning of period                       $      17.80     $      16.97     $      15.23     $      14.43
    End of period                             $      17.93     $      17.80     $      16.97     $      15.23
  Accumulation units outstanding
  at the end of period                               8,209            8,188                -                -

INVESTMENT DIVISIONS                          DECEMBER 31,     DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                 2005             2004              2003            2002
                                              -------------    ------------     -------------    ------------
JNL/T. Rowe Price Established
Growth Division(44)

  Accumulation unit value:
    Beginning of period                       $      24.65     $      22.85     $       17.84    $      22.54
    End of period                             $      25.66     $      24.65     $       22.85    $      17.84
  Accumulation units outstanding
  at the end of period                                 572              591                 -               -

JNL/T. Rowe Price Mid-Cap Growth
Division(49)

  Accumulation unit value:
    Beginning of period                       $      31.99     $      27.62     $       20.30    $      24.50
    End of period                             $      35.83     $      31.99     $       27.62    $      20.30
  Accumulation units outstanding
  at the end of period                                 649              680               497               -

JNL/JPMorgan International Equity
Division(91)

  Accumulation unit value:
    Beginning of period                       $      12.88     $      11.28     $        8.95    $      11.44
    End of period                             $      14.00     $      12.88     $       11.28    $       8.95
  Accumulation units outstanding
  at the end of period                                   -                -                 -               -

JNL/Alger Growth Division(62)

  Accumulation unit value:
    Beginning of period                       $      16.71     $      16.21     $       12.21    $      17.15
    End of period                             $      18.42     $      16.71     $       16.21    $      12.21
  Accumulation units outstanding
  at the end of period                                  75               75                 -               -

JNL/Eagle Core Equity Division(44)

  Accumulation unit value:
    Beginning of period                       $      16.53     $      15.84     $       12.96    $      16.20
    End of period                             $      16.77     $      16.53     $       15.84    $      12.96
  Accumulation units outstanding
  at the end of period                                   -                -                 -               -

JNL/Eagle SmallCap Equity Division(49)

  Accumulation unit value:
    Beginning of period                       $      18.82     $      16.14     $       11.75    $      14.92
    End of period                             $      18.94     $      18.82     $       16.14    $      11.75
  Accumulation units outstanding
  at the end of period                                   -                -                 -               -

INVESTMENT DIVISIONS                          DECEMBER 31,     DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                  2005             2004             2003             2002
                                              ------------     ------------     -------------    ------------
JNL/S&P Managed Moderate Growth
Division(42)

  Accumulation unit value:
    Beginning of period                       $      12.33     $      11.46     $       9.92     $      10.85
    End of period                             $      12.88     $      12.33     $      11.46     $       9.92
  Accumulation units outstanding
  at the end of period                                 431              431              431                -

JNL/S&P Managed Growth Division(42)

  Accumulation unit value:
    Beginning of period                       $      12.51     $      11.44     $       9.57     $      11.03
    End of period                             $      13.19     $      12.51     $      11.44     $       9.57
  Accumulation units outstanding
  at the end of period                                 738              741                -                -

JNL/S&P Managed Aggressive Growth
Division(71)

  Accumulation unit value:
    Beginning of period                       $      12.28     $      11.11     $       8.93     $      11.32
    End of period                             $      13.08     $      12.28     $      11.11     $       8.93
  Accumulation units outstanding
  at the end of period                               2,462            2,429               50                -

JNL/S&P Very Aggressive Growth
Division I(85)

  Accumulation unit value:
    Beginning of period                                N/A     $      10.72     $       8.37     $      11.08
    End of period                                      N/A     $      10.93     $      10.72     $       8.37
  Accumulation units outstanding
  at the end of period                                 N/A                -                -                -

JNL/S&P Equity Growth Division I(52)

  Accumulation unit value:
    Beginning of period                                N/A     $      10.01     $       7.87     $      10.01
    End of period                                      N/A     $      10.17     $      10.01     $       7.87
  Accumulation units outstanding
  at the end of period                                 N/A                -              196                -

JNL/S&P Equity Aggressive Growth
Division I(76)

  Accumulation unit value:
    Beginning of period                                N/A     $      10.24     $       8.03     $      10.75
    End of period                                      N/A     $      10.43     $      10.24     $       8.03
  Accumulation units outstanding
  at the end of period                                 N/A                -                -                -

INVESTMENT DIVISIONS                          DECEMBER 31,     DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                  2005             2004              2003            2002
                                              ------------     ------------     -------------    ------------
JNL/MCM S&P 500 Index Division(44)

  Accumulation unit value:
    Beginning of period                       $      10.37     $       9.60     $        7.65    $       9.76
    End of period                             $      10.62     $      10.37     $        9.60    $       7.65
  Accumulation units outstanding
  at the end of period                              28,372           33,725            22,656          13,070

JNL/MCM S&P 400 MidCap Index Division(44)

  Accumulation unit value:
    Beginning of period                       $      12.69     $      11.16     $        8.45    $      10.04
    End of period                             $      13.94     $      12.69     $       11.16    $       8.45
  Accumulation units outstanding
  at the end of period                              43,162           44,648            17,187           9,865

JNL/Alliance Capital Growth Division(49)

  Accumulation unit value:
    Beginning of period                       $       9.62     $       9.22     $        7.55    $      10.00
    End of period                             $       8.73     $       9.62     $        9.22    $       7.55
  Accumulation units outstanding
  at the end of period                                   -                -                 -               -

JNL/JPMorgan International Value
Division(421)

  Accumulation unit value:
    Beginning of period                       $      10.13     $       8.43     $        7.18             N/A
    End of period                             $      11.79     $      10.13     $        8.43             N/A
  Accumulation units outstanding
  at the end of period                               4,975            5,263             2,137             N/A

JNL/PIMCO Total Return Bond Division(43)

  Accumulation unit value:
    Beginning of period                       $      13.53     $      13.19     $       12.83    $      12.17
    End of period                             $      13.58     $      13.53     $       13.19    $      12.83
  Accumulation units outstanding
  at the end of period                               9,257           16,522                 -               -

JNL/MCM Small Cap Index Division(44)

  Accumulation unit value:
    Beginning of period                       $      13.00     $      11.28     $        7.88    $       9.93
    End of period                             $      13.30     $      13.00     $       11.28    $       7.88
  Accumulation units outstanding
  at the end of period                              18,225           21,436            18,225          10,484

INVESTMENT DIVISIONS                          DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                  2005             2004             2003             2002
                                              ------------     ------------     ------------     ------------
JNL/MCM International Index Division(72)

  Accumulation unit value:
    Beginning of period                       $      13.41     $      11.44     $       8.49     $      10.36
    End of period                             $      14.92     $      13.41     $      11.44     $       8.49
  Accumulation units outstanding
  at the end of period                              23,900           18,423           13,679            7,768

JNL/Lazard Small Cap Value Division(46)

  Accumulation unit value:
    Beginning of period                       $      14.17     $      12.51     $       9.18     $      11.31
    End of period                             $      14.56     $      14.17     $      12.51     $       9.18
  Accumulation units outstanding
  at the end of period                                   -                -                -                -

JNL/Lazard Mid Cap Value Division(46)

  Accumulation unit value:
    Beginning of period                       $      16.70     $      13.64     $      10.78     $      12.89
    End of period                             $      17.83     $      16.70     $      13.64     $      10.78
  Accumulation units outstanding
  at the end of period                               2,522            2,648                -                -

JNL/MCM Bond Index Division(72)

  Accumulation unit value:
    Beginning of period                       $      10.96     $      10.78     $      10.66     $       9.85
    End of period                             $      10.96     $      10.96     $      10.78     $      10.66
  Accumulation units outstanding
  at the end of period                                   -              869                -                -

JNL/S&P Core Index 100 Division(420)

  Accumulation unit value:
    Beginning of period                                N/A     $      10.19     $       8.51     $       9.92
    End of period                                      N/A     $      10.35     $      10.19     $       8.51
  Accumulation units outstanding
  at the end of period                                 N/A                -                -                -

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $      12.67     $      12.33              N/A              N/A
    End of period                             $      12.65     $      12.67              N/A              N/A
  Accumulation units outstanding
  at the end of period                               5,935            5,884              N/A              N/A

INVESTMENT DIVISIONS                          DECEMBER 31,     DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                 2005             2004              2003            2002
                                              -------------    ------------     -------------    ------------
JNL/S&P Core Index 50 Division(41)

  Accumulation unit value:
    Beginning of period                                N/A     $       9.90     $       7.70     $       9.93
    End of period                                      N/A     $      10.06     $       9.90     $       7.70
  Accumulation units outstanding
  at the end of period                                 N/A                -                -                -

JNL/S&P Core Index 75 Division(89)

  Accumulation unit value:
    Beginning of period                                N/A     $      10.06     $       8.10     $       9.94
    End of period                                      N/A     $      10.24     $      10.06     $       8.10
  Accumulation units outstanding
  at the end of period                                 N/A                -                -                -

JNL/MCM Dow(SM) 10 Division(62)

  Accumulation unit value:
    Beginning of period                       $       9.39     $       9.30     $       7.53     $       8.92
    End of period                             $       8.69     $       9.39     $       9.30     $       7.53
  Accumulation units outstanding
  at the end of period                               3,211           23,516                -                -

JNL/Putnam Midcap Growth Division(49)

  Accumulation unit value:
    Beginning of period                       $       7.41     $       6.37     $       4.86     $       6.47
    End of period                             $       8.16     $       7.41     $       6.37     $       4.86
  Accumulation units outstanding
  at the end of period                                   -                -                -                -

JNL/T. Rowe Price Value Division(44)

  Accumulation unit value:
    Beginning of period                       $      12.93     $      11.44     $       8.97     $      10.77
    End of period                             $      13.47     $      12.93     $      11.44     $       8.97
  Accumulation units outstanding
  at the end of period                               9,743            6,986                -                -

JNL/FMR Balanced Division(44)

  Accumulation unit value:
    Beginning of period                       $       9.97     $       9.29     $       8.32     $       8.93
    End of period                             $      10.78     $       9.97     $       9.29     $       8.32
  Accumulation units outstanding
  at the end of period                              13,888              143              118                -

INVESTMENT DIVISIONS                          DECEMBER 31,     DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                 2005             2004              2003            2002
                                              -------------    ------------     -------------    ------------
JNL/Oppenheimer Global Growth
Division(49)

  Accumulation unit value:
    Beginning of period                       $      11.14     $       9.63     $       6.98     $       8.64
    End of period                             $      12.44     $      11.14     $       9.63     $       6.98
  Accumulation units outstanding
  at the end of period                                 121              105               87                -

JNL/Oppenheimer Growth Division(49)

  Accumulation unit value:
    Beginning of period                       $       8.06     $       7.88     $       6.82     $       8.67
    End of period                             $       8.64     $       8.06     $       7.88     $       6.82
  Accumulation units outstanding
  at the end of period                                 149              128              105                -

JNL/Select Value Division(531)

  Accumulation unit value:
    Beginning of period                       $      16.27     $      15.08              N/A              N/A
    End of period                             $      17.27     $      16.27              N/A              N/A
  Accumulation units outstanding
  at the end of period                                 165              165              N/A              N/A

JNL/MCM Global 15 Division(520)

  Accumulation unit value:
    Beginning of period                       $      11.51     $      10.10              N/A              N/A
    End of period                             $      12.45     $      11.51              N/A              N/A
  Accumulation units outstanding
  at the end of period                              24,804           24,058              N/A              N/A

JNL/MCM 25 Division(517)

  Accumulation unit value:
    Beginning of period                       $      11.70     $       9.93              N/A              N/A
    End of period                             $      11.15     $      11.70              N/A              N/A
  Accumulation units outstanding
  at the end of period                              33,310           33,377              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(598)

  Accumulation unit value:
    Beginning of period                       $      10.64     $       9.79              N/A              N/A
    End of period                             $      10.19     $      10.64              N/A              N/A
  Accumulation units outstanding
  at the end of period                                 402              395              N/A              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,   DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                          2005           2004          2003         2002
                                        ------------   ------------  -----------  ------------
JNL/MCM Select Small-Cap Division(520)

  Accumulation unit value:
    Beginning of period                 $      18.00      $   15.70          N/A          N/A
    End of period                       $      19.25      $   18.00          N/A          N/A
  Accumulation units outstanding
  at the end of period                         5,637          9,723          N/A          N/A

JNL/MCM Technology Sector Division(528)

  Accumulation unit value:
    Beginning of period                 $       5.59      $    5.64          N/A          N/A
    End of period                       $       5.62      $    5.59          N/A          N/A
  Accumulation units outstanding
  at the end of period                         2,135          2,103          N/A          N/A

JNL/MCM Healthcare Sector Division(528)

  Accumulation unit value:
    Beginning of period                 $      10.53      $   10.80          N/A          N/A
    End of period                       $      11.12      $   10.53          N/A          N/A
  Accumulation units outstanding
  at the end of period                         2,836          2,760          N/A          N/A

JNL/MCM Financial Sector Division(598)

  Accumulation unit value:
    Beginning of period                 $      11.85      $   10.67          N/A          N/A
    End of period                       $      12.34      $   11.85          N/A          N/A
  Accumulation units outstanding
  at the end of period                           363            358          N/A          N/A

JNL/MCM Oil & Gas Sector Division(528)

  Accumulation unit value:
    Beginning of period                 $      17.00      $   14.00          N/A          N/A
    End of period                       $      22.82      $   17.00          N/A          N/A
  Accumulation units outstanding
  at the end of period                         3,071          4,316          N/A          N/A

JNL/MCM Communications Sector
Division598

  Accumulation unit value:
    Beginning of period                 $       4.45      $    3.92          N/A          N/A
    End of period                       $       4.41      $    4.45          N/A          N/A
  Accumulation units outstanding
  at the end of period                             -              -          N/A          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,   DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                           2005          2004          2003         2002
                                        ------------   ------------  -----------  ------------
JNL/MCM  S&P(R) 10 Division(525)

  Accumulation unit value:
    Beginning of period                 $       9.74   $       8.60          N/A          N/A
    End of period                       $      13.12   $       9.74          N/A          N/A
  Accumulation units outstanding
  at the end of period                         3,882          7,030          N/A          N/A

JNL/AIM Premier Equity II Division(46)

  Accumulation unit value:
    Beginning of period                          N/A   $       9.34  $      7.76  $     10.53
    End of period                                N/A   $       9.12  $      9.34  $      7.76
  Accumulation units outstanding
  at the end of period                           N/A              -            -            -

JNL/AIM Small Cap Growth Division(66)

  Accumulation unit value:
    Beginning of period                 $      11.75   $      11.21  $      8.25  $     10.93
    End of period                       $      12.51   $      11.75  $     11.21  $      8.25
  Accumulation units outstanding
  at the end of period                             -              -            -            -

JNL/AIM Large Cap Growth Division(62)

  Accumulation unit value:
    Beginning of period                 $      11.02   $      10.21  $      8.00  $     10.29
    End of period                       $      11.60   $      11.02  $     10.21  $      8.00
  Accumulation units outstanding
  at the end of period                         2,273          2,377        2,486            -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A          N/A          N/A
    End of period                                N/A            N/A          N/A          N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A          N/A          N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A          N/A          N/A
    End of period                                N/A            N/A          N/A          N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A          N/A          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,   DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                          2005           2004          2003         2002
                                        ------------   ------------  -----------  ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A          N/A          N/A
    End of period                                N/A            N/A          N/A          N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A          N/A          N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A          N/A          N/A
    End of period                                N/A            N/A          N/A          N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A          N/A          N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                 $      11.93            N/A          N/A          N/A
    End of period                       $      15.56            N/A          N/A          N/A
  Accumulation units outstanding
  at the end of period                        10,687            N/A          N/A          N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A          N/A          N/A
    End of period                                N/A            N/A          N/A          N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A          N/A          N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A          N/A          N/A
    End of period                                N/A            N/A          N/A          N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A          N/A          N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A          N/A          N/A
    End of period                                N/A            N/A          N/A          N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A          N/A          N/A

INVESTMENT DIVISIONS                        DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                               2005          2004           2003          2002
                                            ------------  ------------   ------------  ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                              N/A           N/A            N/A          N/A
    End of period                                    N/A           N/A            N/A          N/A
  Accumulation units outstanding
  at the end of period                               N/A           N/A            N/A          N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.88%

INVESTMENT DIVISIONS                        DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                               2005           2004          2003         2002
                                            ------------  ------------   ------------  ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                              N/A           N/A            N/A           N/A
    End of period                                    N/A           N/A            N/A           N/A
  Accumulation units outstanding
  at the end of period                               N/A           N/A            N/A           N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                              N/A           N/A            N/A           N/A
    End of period                                    N/A           N/A            N/A           N/A
  Accumulation units outstanding
  at the end of period                               N/A           N/A            N/A           N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                              N/A           N/A            N/A           N/A
    End of period                                    N/A           N/A            N/A           N/A
  Accumulation units outstanding
  at the end of period                               N/A           N/A            N/A           N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                              N/A           N/A            N/A           N/A
    End of period                                    N/A           N/A            N/A           N/A
  Accumulation units outstanding
  at the end of period                               N/A           N/A            N/A           N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                              N/A           N/A            N/A           N/A
    End of period                                    N/A           N/A            N/A           N/A
  Accumulation units outstanding
  at the end of period                               N/A           N/A            N/A           N/A

INVESTMENT DIVISIONS                  DECEMBER 31, DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                         2005         2004          2003           2002
                                      ------------ ------------  ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                        N/A          N/A           N/A            N/A
    End of period                              N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A          N/A           N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                        N/A          N/A           N/A            N/A
    End of period                              N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A          N/A           N/A            N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                        N/A          N/A           N/A            N/A
    End of period                              N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A          N/A           N/A            N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                        N/A          N/A           N/A            N/A
    End of period                              N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A          N/A           N/A            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                        N/A          N/A           N/A            N/A
    End of period                              N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A          N/A           N/A            N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                        N/A          N/A           N/A            N/A
    End of period                              N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A          N/A           N/A            N/A

INVESTMENT DIVISIONS                  DECEMBER 31, DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                          2005         2004          2003           2002
                                      ------------ ------------  ------------   ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                        N/A          N/A           N/A            N/A
    End of period                              N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A          N/A           N/A            N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                        N/A          N/A           N/A            N/A
    End of period                              N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A          N/A           N/A            N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                        N/A          N/A           N/A            N/A
    End of period                              N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A          N/A           N/A            N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                        N/A          N/A           N/A            N/A
    End of period                              N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A          N/A           N/A            N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                        N/A          N/A           N/A            N/A
    End of period                              N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A          N/A           N/A            N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                        N/A          N/A           N/A            N/A
    End of period                              N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A          N/A           N/A            N/A

INVESTMENT DIVISIONS                  DECEMBER 31, DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                          2005         2004          2003           2002
                                      ------------ ------------  ------------   ------------
JNL/S&P Managed Moderate Growth
Division(799)

  Accumulation unit value:
    Beginning of period               $      11.88          N/A           N/A            N/A
    End of period                     $      12.75          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                       1,029          N/A           N/A            N/A

JNL/S&P Managed Growth Division(799)

  Accumulation unit value:
    Beginning of period               $      12.09          N/A           N/A            N/A
    End of period                     $      13.18          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                         845          N/A           N/A            N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                        N/A          N/A           N/A            N/A
    End of period                              N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A          N/A           N/A            N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                        N/A          N/A           N/A            N/A
    End of period                              N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A          N/A           N/A            N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                        N/A          N/A           N/A            N/A
    End of period                              N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A          N/A           N/A            N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                        N/A          N/A           N/A            N/A
    End of period                              N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A          N/A           N/A            N/A

INVESTMENT DIVISIONS                  DECEMBER 31, DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                          2005         2004          2003           2002
                                      ------------ ------------  ------------   ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                        N/A          N/A           N/A            N/A
    End of period                              N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A          N/A           N/A            N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                        N/A          N/A           N/A            N/A
    End of period                              N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A          N/A           N/A            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                        N/A          N/A           N/A            N/A
    End of period                              N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A          N/A           N/A            N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                        N/A          N/A           N/A            N/A
    End of period                              N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A          N/A           N/A            N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                        N/A          N/A           N/A            N/A
    End of period                              N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A          N/A           N/A            N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                        N/A          N/A           N/A            N/A
    End of period                              N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A          N/A           N/A            N/A

INVESTMENT DIVISIONS                  DECEMBER 31, DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                          2005         2004          2003           2002
                                      -----------  -----------   -----------    -----------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                    N/A          N/A           N/A            N/A
    End of period                          N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                     N/A          N/A           N/A            N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    N/A          N/A           N/A            N/A
    End of period                          N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                     N/A          N/A           N/A            N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                    N/A          N/A           N/A            N/A
    End of period                          N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                     N/A          N/A           N/A            N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                    N/A          N/A           N/A            N/A
    End of period                          N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                     N/A          N/A           N/A            N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                    N/A          N/A           N/A            N/A
    End of period                          N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                     N/A          N/A           N/A            N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                    N/A          N/A           N/A            N/A
    End of period                          N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                     N/A          N/A           N/A            N/A

INVESTMENT DIVISIONS                  DECEMBER 31, DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                          2005         2004          2003           2002
                                      ------------ ------------  ------------   ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                        N/A          N/A           N/A            N/A
    End of period                              N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A          N/A           N/A            N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                        N/A          N/A           N/A            N/A
    End of period                              N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A          N/A           N/A            N/A

JNL/MCM Dow(SM) 10 Division(799)

  Accumulation unit value:
    Beginning of period               $       8.81          N/A           N/A            N/A
    End of period                     $       8.68          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                         614          N/A           N/A            N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                        N/A          N/A           N/A            N/A
    End of period                              N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A          N/A           N/A            N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                        N/A          N/A           N/A            N/A
    End of period                              N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A          N/A           N/A            N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                        N/A          N/A           N/A            N/A
    End of period                              N/A          N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                         N/A          N/A           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                            2005           2004           2003          2002
                                        ------------   ------------  -------------  ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A           N/A            N/A
    End of period                                N/A            N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A           N/A            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A           N/A            N/A
    End of period                                N/A            N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A           N/A            N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A           N/A            N/A
    End of period                                N/A            N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A           N/A            N/A

JNL/MCM Global 15 Division(799)

  Accumulation unit value:
    Beginning of period                 $      11.02            N/A           N/A            N/A
    End of period                       $      12.44            N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                           464            N/A           N/A            N/A

JNL/MCM 25 Division(799)

  Accumulation unit value:
    Beginning of period                 $      11.50            N/A           N/A            N/A
    End of period                       $      11.14            N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                           468            N/A           N/A            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A           N/A            N/A
    End of period                                N/A            N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                            2005           2004          2003          2002
                                        ------------   ------------  ------------  ------------
JNL/MCM Select Small-Cap Division(799)

  Accumulation unit value:
    Beginning of period                 $      17.31            N/A           N/A           N/A
    End of period                       $      19.23            N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                           296            N/A           N/A           N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A           N/A           N/A
    End of period                                N/A            N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A           N/A           N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A           N/A           N/A
    End of period                                N/A            N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A           N/A           N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A           N/A           N/A
    End of period                                N/A            N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A           N/A           N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A           N/A           N/A
    End of period                                N/A            N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A           N/A           N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A           N/A           N/A
    End of period                                N/A            N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A           N/A           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                            2005           2004          2003          2002
                                        ------------   ------------  ------------  ------------
JNL/MCM  S&P(R) 10 Division(799)

  Accumulation unit value:
    Beginning of period                 $      10.82            N/A           N/A          N/A
    End of period                       $      13.11            N/A           N/A          N/A
  Accumulation units outstanding
  at the end of period                           453            N/A           N/A          N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A           N/A          N/A
    End of period                                N/A            N/A           N/A          N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A           N/A          N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A           N/A          N/A
    End of period                                N/A            N/A           N/A          N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A           N/A          N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A           N/A          N/A
    End of period                                N/A            N/A           N/A          N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A           N/A          N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A           N/A          N/A
    End of period                                N/A            N/A           N/A          N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A           N/A          N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A          N/A
    End of period                                N/A            N/A            N/A          N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                            2005           2004          2003          2002
                                        ------------   ------------  ------------  ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A           N/A           N/A
    End of period                                N/A            N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A           N/A           N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A           N/A           N/A
    End of period                                N/A            N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A           N/A           N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A           N/A           N/A
    End of period                                N/A            N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A           N/A           N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A           N/A           N/A
    End of period                                N/A            N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A           N/A           N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A           N/A           N/A
    End of period                                N/A            N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A           N/A           N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A           N/A           N/A
    End of period                                N/A            N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A           N/A           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                            2005          2004           2003          2002
                                        ------------  ------------   ------------  ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                          N/A           N/A            N/A           N/A
    End of period                                N/A           N/A            N/A           N/A
  Accumulation units outstanding
  at the end of period                           N/A           N/A            N/A           N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.895%

INVESTMENT DIVISIONS                    DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                            2005          2004           2003          2002
                                        ------------  ------------  ------------  ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock
Index Division(293)

  Accumulation unit value:
    Beginning of period                 $       8.10  $       7.41   $       5.96           N/A
    End of period                       $       8.28  $       8.10   $       7.41           N/A
  Accumulation units outstanding
  at the end of period                        20,045        18,447         15,895           N/A

JNL/FMR Capital Growth Division(317)

  Accumulation unit value:
    Beginning of period                 $      20.03  $      17.30   $      13.74           N/A
    End of period                       $      20.87  $      20.03   $      17.30           N/A
  Accumulation units outstanding
  at the end of period                         3,017         1,969          1,773           N/A

JNL/Select Large Cap Growth Division(312)

  Accumulation unit value:
    Beginning of period                 $      24.90  $      22.72   $      17.94           N/A
    End of period                       $      25.57  $      24.90   $      22.72           N/A
  Accumulation units outstanding
  at the end of period                         4,075        11,084          8,653           N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                          N/A           N/A            N/A           N/A
    End of period                                N/A           N/A            N/A           N/A
  Accumulation units outstanding
  at the end of period                           N/A           N/A            N/A           N/A

JNL/Select Balanced Division(303)

  Accumulation unit value:
    Beginning of period                 $      21.96  $      20.18   $      16.73           N/A
    End of period                       $      22.69  $      21.96   $      20.18           N/A
  Accumulation units outstanding
  at the end of period                        29,958        57,820         31,425           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                            2005          2004           2003          2002
                                        ------------  ------------   ------------  ------------
JNL/Putnam Equity Division(310)

  Accumulation unit value:
    Beginning of period                 $      19.25  $      17.36   $      13.74           N/A
    End of period                       $      20.55  $      19.25   $      17.36           N/A
  Accumulation units outstanding
  at the end of period                         2,941         3,249          4,110           N/A

JNL/Putnam Value Equity Division(303)

  Accumulation unit value:
    Beginning of period                 $      18.90  $      17.55   $      13.95           N/A
    End of period                       $      19.46  $      18.90   $      17.55           N/A
  Accumulation units outstanding
  at the end of period                        17,109        25,631         20,002           N/A

JNL/Select Money Market Division(302)

  Accumulation unit value:
    Beginning of period                 $      11.66  $      11.80   $      11.93           N/A
    End of period                       $      11.76  $      11.66   $      11.80           N/A
  Accumulation units outstanding
  at the end of period                        47,189         8,665         26,666           N/A

JNL/PPM America High Yield Bond
Division(302)

  Accumulation unit value:

    Beginning of period                          N/A  $      14.85   $      13.44           N/A
    End of period                                N/A  $      15.30   $      14.85           N/A
  Accumulation units outstanding
  at the end of period                           N/A             -         38,054           N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(293)

  Accumulation unit value:
    Beginning of period                 $      14.86  $      14.58   $      14.56           N/A
    End of period                       $      14.92  $      14.86   $      14.58           N/A
  Accumulation units outstanding
  at the end of period                        35,795        32,246         34,333           N/A

JNL/Salomon Brothers Strategic
Bond Division(303)

  Accumulation unit value:
    Beginning of period                 $      17.76  $      16.93   $      15.83           N/A
    End of period                       $      17.89  $      17.76   $      16.93           N/A
  Accumulation units outstanding
  at the end of period                        36,669        30,412         32,910           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                            2005          2004           2003          2002
                                        ------------  ------------   ------------  ------------
JNL/T. Rowe Price Established
Growth Division(297)

  Accumulation unit value:
    Beginning of period                 $      24.59  $      22.80   $      17.72           N/A
    End of period                       $      25.60  $      24.59   $      22.80           N/A
  Accumulation units outstanding
  at the end of period                        23,194        20,934         30,740           N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(303)

  Accumulation unit value:
    Beginning of period                 $      31.92  $      27.56   $      20.30           N/A
    End of period                       $      35.73  $      31.92   $      27.56           N/A
  Accumulation units outstanding
  at the end of period                        12,884        17,713         13,270           N/A

JNL/JPMorgan International Equity
Division(274)

  Accumulation unit value:
    Beginning of period                 $      12.85  $      11.26   $       8.36           N/A
    End of period                       $      13.96  $      12.85   $      11.26           N/A
  Accumulation units outstanding
  at the end of period                        20,866        19,545         16,113           N/A

JNL/Alger Growth Division(293)

  Accumulation unit value:
    Beginning of period                 $      16.67  $      16.18   $      12.69           N/A
    End of period                       $      18.37  $      16.67   $      16.18           N/A
  Accumulation units outstanding
  at the end of period                        17,708        19,296         35,174           N/A

JNL/Eagle Core Equity Division(293)

  Accumulation unit value:
    Beginning of period                 $      16.50  $      15.81   $      13.09           N/A
    End of period                       $      16.73  $      16.50   $      15.81           N/A
  Accumulation units outstanding
  at the end of period                        17,807        17,073         20,050           N/A

JNL/Eagle SmallCap Equity Division(329)

  Accumulation unit value:
    Beginning of period                 $      18.79  $      16.12   $      12.68           N/A
    End of period                       $      18.90  $      18.79   $      16.12           N/A
  Accumulation units outstanding
  at the end of period                        14,586        25,500          8,843           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                            2005          2004           2003          2002
                                        ------------  ------------   ------------  ------------
JNL/S&P Managed Moderate Growth
Division(291)

  Accumulation unit value:
    Beginning of period                 $      12.19  $      11.34   $       9.73           N/A
    End of period                       $      12.73  $      12.19   $      11.34           N/A
  Accumulation units outstanding
  at the end of period                       204,096       205,747        112,728           N/A

JNL/S&P Managed Growth Division(288)

  Accumulation unit value:
    Beginning of period                 $      12.49  $      11.42   $       9.18           N/A
    End of period                       $      13.17  $      12.49   $      11.42           N/A
  Accumulation units outstanding
  at the end of period                       284,401       311,736        190,904           N/A

JNL/S&P Managed Aggressive Growth
Division(322)

  Accumulation unit value:
    Beginning of period                 $      12.26  $      11.10   $       9.32           N/A
    End of period                       $      13.05  $      12.26   $      11.10           N/A
  Accumulation units outstanding
  at the end of period                       138,560       168,810         35,084           N/A

JNL/S&P Very Aggressive Growth
Division I(327)

  Accumulation unit value:
    Beginning of period                          N/A  $      10.71   $       8.89           N/A
    End of period                                N/A  $      10.92   $      10.71           N/A
  Accumulation units outstanding
  at the end of period                           N/A             -          2,628           N/A

JNL/S&P Equity Growth Division I(371)

  Accumulation unit value:
    Beginning of period                          N/A  $      10.00   $       8.88           N/A
    End of period                                N/A  $      10.15   $      10.00           N/A
  Accumulation units outstanding
  at the end of period                           N/A             -         73,139           N/A

JNL/S&P Equity Aggressive Growth
Division I(319)

  Accumulation unit value:
    Beginning of period                          N/A  $      10.22   $       8.26           N/A
    End of period                                N/A  $      10.41   $      10.22           N/A
  Accumulation units outstanding
  at the end of period                           N/A             -         13,773           N/A

INVESTMENT DIVISIONS                       DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                              2005         2004           2003          2002
                                           ----------   ------------   ------------  ------------
JNL/MCM S&P 500 Index Division(290)

  Accumulation unit value:
    Beginning of period                    $    10.36   $       9.59   $       7.52           N/A
    End of period                          $    10.61   $      10.36   $       9.59           N/A
  Accumulation units outstanding
  at the end of period                        152,616        201,455        170,480           N/A

JNL/MCM S&P 400 MidCap Index Division(290)

  Accumulation unit value:
    Beginning of period                    $    12.68   $      11.16   $       8.08           N/A
    End of period                          $    13.93   $      12.68   $      11.16           N/A
  Accumulation units outstanding
  at the end of period                         68,210         82,256         79,631           N/A

JNL/Alliance Capital Growth Division(382)

  Accumulation unit value:
    Beginning of period                    $     9.60   $       9.20   $       8.49           N/A
    End of period                          $     8.72   $       9.60   $       9.20           N/A
  Accumulation units outstanding
  at the end of period                              -          6,135          3,619           N/A

JNL/JPMorgan International Value
Division(293)

  Accumulation unit value:
    Beginning of period                    $    10.12   $       8.41   $       5.83           N/A
    End of period                          $    11.77   $      10.12   $       8.41           N/A
  Accumulation units outstanding
  at the end of period                         25,289         37,855         22,379           N/A

JNL/PIMCO Total Return Bond Division(274)

  Accumulation unit value:
    Beginning of period                    $    13.50   $      13.18   $      12.97           N/A
    End of period                          $    13.56   $      13.50   $      13.18           N/A
  Accumulation units outstanding
  at the end of period                        122,702        108,371         88,707           N/A

JNL/MCM Small Cap Index Division(290)

  Accumulation unit value:
    Beginning of period                    $    12.99   $      11.28   $       7.55           N/A
    End of period                          $    13.29   $      12.99   $      11.28           N/A
  Accumulation units outstanding
  at the end of period                         60,417         72,232         86,804           N/A

INVESTMENT DIVISIONS                      DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                              2005          2004           2003          2002
                                          ------------  ------------   ------------  ------------
JNL/MCM International Index Division(293)

  Accumulation unit value:
    Beginning of period                   $      13.40  $      11.43   $       8.11           N/A
    End of period                         $      14.90  $      13.40   $      11.43           N/A
  Accumulation units outstanding
  at the end of period                          53,258        49,888         23,212           N/A

JNL/Lazard Small Cap Value Division(274)

  Accumulation unit value:
    Beginning of period                   $      14.15  $      12.50   $       8.64           N/A
    End of period                         $      14.53  $      14.15   $      12.50           N/A
  Accumulation units outstanding
  at the end of period                          50,360        59,461         61,689           N/A

JNL/Lazard Mid Cap Value Division(293)

  Accumulation unit value:
    Beginning of period                   $      16.67  $      13.62   $      10.70           N/A
    End of period                         $      17.80  $      16.67   $      13.62           N/A
  Accumulation units outstanding
  at the end of period                          31,896        34,350         38,840           N/A

JNL/MCM Bond Index Division(293)

  Accumulation unit value:
    Beginning of period                   $      10.95  $      10.77   $      10.61           N/A
    End of period                         $      10.95  $      10.95   $      10.77           N/A
  Accumulation units outstanding
  at the end of period                          25,676        26,614         34,718           N/A

JNL/S&P Core Index 100 Division(297)

  Accumulation unit value:
    Beginning of period                            N/A  $      10.19   $       8.35           N/A
    End of period                                  N/A  $      10.34   $      10.19           N/A
  Accumulation units outstanding
  at the end of period                             N/A             -         13,654           N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                   $      12.65  $      12.31            N/A           N/A
    End of period                         $      12.62  $      12.65            N/A           N/A
  Accumulation units outstanding
  at the end of period                          56,948        61,038            N/A           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                            2005          2004           2003          2002
                                        ------------  ------------   ------------  ------------
JNL/S&P Core Index 50 Division(382)

  Accumulation unit value:
    Beginning of period                          N/A  $       9.89   $       8.67           N/A
    End of period                                N/A  $      10.05   $       9.89           N/A
  Accumulation units outstanding
  at the end of period                           N/A             -          2,887           N/A

JNL/S&P Core Index 75 Division(312)

  Accumulation unit value:
    Beginning of period                          N/A  $      10.05   $       8.15           N/A
    End of period                                N/A  $      10.23   $      10.05           N/A
  Accumulation units outstanding
  at the end of period                           N/A             -          1,126           N/A

JNL/MCM Dow(SM) 10 Division(290)

  Accumulation unit value:
    Beginning of period                 $       9.37  $       9.29   $       6.79           N/A
    End of period                       $       8.68  $       9.37   $       9.29           N/A
  Accumulation units outstanding
  at the end of period                       184,144       214,390        191,502           N/A

JNL/Putnam Midcap Growth Division(329)

  Accumulation unit value:
    Beginning of period                 $       7.40  $       6.36   $       5.32           N/A
    End of period                       $       8.15  $       7.40   $       6.36           N/A
  Accumulation units outstanding
  at the end of period                        22,380        22,961         23,386           N/A

JNL/T. Rowe Price Value Division(293)

  Accumulation unit value:
    Beginning of period                 $      12.92  $      11.43   $       8.77           N/A
    End of period                       $      13.45  $      12.92   $      11.43           N/A
  Accumulation units outstanding
  at the end of period                        60,826       114,198         61,807           N/A

JNL/FMR Balanced Division(293)

  Accumulation unit value:
    Beginning of period                 $       9.96  $       9.28   $       8.35           N/A
    End of period                       $      10.76  $       9.96   $       9.28           N/A
  Accumulation units outstanding
  at the end of period                        62,728        69,675         56,438           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                            2005          2004           2003          2002
                                        ------------  ------------   ------------  ------------
JNL/Oppenheimer Global Growth
Division(297)

  Accumulation unit value:
    Beginning of period                 $      11.13  $       9.62   $       6.54           N/A
    End of period                       $      12.43  $      11.13   $       9.62           N/A
  Accumulation units outstanding
  at the end of period                        37,890        48,168         41,298           N/A

JNL/Oppenheimer Growth Division(302)

  Accumulation unit value:
    Beginning of period                 $       8.06  $       7.88   $       6.90           N/A
    End of period                       $       8.63  $       8.06   $       7.88           N/A
  Accumulation units outstanding
  at the end of period                        21,104        21,465         14,877           N/A

JNL/Select Value Division(274)

  Accumulation unit value:
    Beginning of period                 $      16.26  $      14.44   $      10.20           N/A
    End of period                       $      17.26  $      16.26   $      14.44           N/A
  Accumulation units outstanding
  at the end of period                        23,042        30,217          9,882           N/A

JNL/MCM Global 15 Division(301)

  Accumulation unit value:
    Beginning of period                 $      11.50  $       9.15   $       6.19           N/A
    End of period                       $      12.43  $      11.50   $       9.15           N/A
  Accumulation units outstanding
  at the end of period                       123,388       123,017         87,023           N/A

JNL/MCM 25 Division(301)

  Accumulation unit value:
    Beginning of period                 $      11.69  $       9.77   $       6.97           N/A
    End of period                       $      11.13  $      11.69   $       9.77           N/A
  Accumulation units outstanding
  at the end of period                       120,984       160,540        137,174           N/A

JNL/MCM Consumer Brands Sector
Division(500)

  Accumulation unit value:
    Beginning of period                 $      10.62  $      10.01            N/A           N/A
    End of period                       $      10.17  $      10.62            N/A           N/A
  Accumulation units outstanding
  at the end of period                         6,291         7,560            N/A           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                            2005          2004           2003          2002
                                        ------------  -------------  ------------  ------------
JNL/MCM Select Small-Cap Division(310)

  Accumulation unit value:
    Beginning of period                 $      17.98  $      16.27   $      11.38           N/A
    End of period                       $      19.22  $      17.98   $      16.27           N/A
  Accumulation units outstanding
  at the end of period                        75,434        85,990         70,437           N/A

JNL/MCM Technology Sector Division(500)

  Accumulation unit value:
    Beginning of period                 $       5.59  $       6.00            N/A           N/A
    End of period                       $       5.62  $       5.59            N/A           N/A
  Accumulation units outstanding
  at the end of period                       106,484        45,271            N/A           N/A

JNL/MCM Healthcare Sector Division(479)

  Accumulation unit value:
    Beginning of period                 $      10.52  $      10.36   $      10.16           N/A
    End of period                       $      11.11  $      10.52   $      10.36           N/A
  Accumulation units outstanding
  at the end of period                        48,276        30,346          7,131           N/A

JNL/MCM Financial Sector Division(479)

  Accumulation unit value:
    Beginning of period                 $      11.83  $      10.63   $      10.41           N/A
    End of period                       $      12.32  $      11.83   $      10.63           N/A
  Accumulation units outstanding
  at the end of period                        11,129        13,597          1,198           N/A

JNL/MCM Oil & Gas Sector Division(500)

  Accumulation unit value:
    Beginning of period                 $      16.98  $      13.33            N/A           N/A
    End of period                       $      22.79  $      16.98            N/A           N/A
  Accumulation units outstanding
  at the end of period                        26,773        41,316            N/A           N/A

JNL/MCM Communications Sector
Division(500)

  Accumulation unit value:
    Beginning of period                 $       4.44  $       4.13            N/A           N/A
    End of period                       $       4.40  $       4.44            N/A           N/A
  Accumulation units outstanding
  at the end of period                        30,499        39,457            N/A           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                            2005          2004           2003          2002
                                        ------------  -------------  ------------  ------------
JNL/MCM  S&P(R) 10 Division(301)

  Accumulation unit value:
    Beginning of period                 $       9.72  $       8.42   $       7.14           N/A
    End of period                       $      13.10  $       9.72   $       8.42           N/A
  Accumulation units outstanding
  at the end of period                       170,305       183,942        205,629           N/A

JNL/AIM Premier Equity II Division(323)

  Accumulation unit value:
    Beginning of period                          N/A  $       9.34   $       8.05           N/A
    End of period                                N/A  $       9.12   $       9.34           N/A
  Accumulation units outstanding
  at the end of period                           N/A             -          1,100           N/A

JNL/AIM Small Cap Growth Division(310)

  Accumulation unit value:
    Beginning of period                 $      11.74  $      11.20   $       8.03           N/A
    End of period                       $      12.49  $      11.74   $      11.20           N/A
  Accumulation units outstanding
  at the end of period                        15,702        24,130         10,902           N/A

JNL/AIM Large Cap Growth Division(293)

  Accumulation unit value:
    Beginning of period                 $      11.01  $      10.20   $       8.38           N/A
    End of period                       $      11.59  $      11.01   $      10.20           N/A
  Accumulation units outstanding
  at the end of period                        52,939        50,046         46,241           N/A

JNL/AIM Real Estate Division(886)

  Accumulation unit value:
    Beginning of period                 $      11.07           N/A            N/A           N/A
    End of period                       $      11.55           N/A            N/A           N/A
  Accumulation units outstanding
  at the end of period                         4,626           N/A            N/A           N/A

JNL/Goldman Sachs Mid Cap Value
Division(847)

  Accumulation unit value:
    Beginning of period                 $      10.53           N/A            N/A           N/A
    End of period                       $      11.25           N/A            N/A           N/A
  Accumulation units outstanding
  at the end of period                         5,382           N/A            N/A           N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(904)

  Accumulation unit value:
    Beginning of period                   $      10.89            N/A            N/A            N/A
    End of period                         $      10.89            N/A            N/A            N/A
 Accumulation units outstanding
  at the end of period                           2,537            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division(690)

  Accumulation unit value:
    Beginning of period                   $      10.82   $       9.85            N/A            N/A
    End of period                         $      10.51   $      10.82            N/A            N/A
  Accumulation units outstanding
  at the end of period                          12,024          1,263            N/A            N/A

JNL/MCM Value Line 25 Division(690)

  Accumulation unit value:
    Beginning of period                   $      11.42   $       9.53            N/A            N/A
    End of period                         $      15.55   $      11.42            N/A            N/A
  Accumulation units outstanding
  at the end of period                          39,533          7,044            N/A            N/A

JNL/MCM JNL 5 Division(704)

  Accumulation unit value:
    Beginning of period                   $      10.90   $      10.42            N/A            N/A
    End of period                         $      11.83   $      10.90            N/A            N/A
  Accumulation units outstanding
  at the end of period                         222,122          1,594            N/A            N/A

JNL/MCM VIP Division(707)

  Accumulation unit value:
    Beginning of period                   $      11.07   $      10.59            N/A            N/A
    End of period                         $      11.92   $      11.07            N/A            N/A
  Accumulation units outstanding
  at the end of period                          50,292         12,584            N/A            N/A

JNL/S&P Managed Moderate Division(729)

  Accumulation unit value:
    Beginning of period                   $      10.49   $      10.39            N/A            N/A
    End of period                         $      10.81   $      10.49            N/A            N/A
  Accumulation units outstanding
  at the end of period                          13,062          1,805            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                   $      10.23            N/A            N/A            N/A
    End of period                         $      10.49            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             878            N/A            N/A            N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.90%

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(175)

  Accumulation unit value:
    Beginning of period                   $       8.09   $       7.41   $       5.85   $       6.36
    End of period                         $       8.28   $       8.09   $       7.41   $       5.85
  Accumulation units outstanding
  at the end of period                          47,927         54,269          3,276              -

JNL/FMR Capital Growth Division(172)

  Accumulation unit value:
    Beginning of period                   $      20.02   $      17.29   $      12.99   $      13.86
    End of period                         $      20.86   $      20.02   $      17.29   $      12.99
  Accumulation units outstanding
  at the end of period                           6,504          3,918            876            849

JNL/Select Large Cap Growth
Division(148)

  Accumulation unit value:
    Beginning of period                   $      24.89   $      22.71   $      17.09   $      18.38
    End of period                         $      25.56   $      24.89   $      22.71   $      17.09
  Accumulation units outstanding
  at the end of period                           6,245         10,904          1,103            212

JNL/Select Global Growth Division(603)

  Accumulation unit value:
    Beginning of period                   $      22.12   $      20.03            N/A            N/A
    End of period                         $      22.12   $      22.12            N/A            N/A
  Accumulation units outstanding
  at the end of period                           1,322            321            N/A            N/A

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                   $      21.95   $      20.17   $      16.91   $      18.42
    End of period                         $      22.68   $      21.95   $      20.17   $      16.91
  Accumulation units outstanding
  at the end of period                         103,065         67,171         19,464          1,172

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Putnam Equity Division(240)

  Accumulation unit value:
    Beginning of period                   $      19.24   $      17.35   $      13.90   $      14.04
    End of period                         $      20.53   $      19.24   $      17.35   $      13.90
  Accumulation units outstanding
  at the end of period                           3,591          1,095            636              -

JNL/Putnam Value Equity Division(140)

  Accumulation unit value:
    Beginning of period                   $      18.89   $      17.54   $      14.36   $      15.83
    End of period                         $      19.45   $      18.89   $      17.54   $      14.36
  Accumulation units outstanding
  at the end of period                          17,746         13,690          1,591            316

JNL/Select Money Market Division(71)

  Accumulation unit value:
    Beginning of period                   $      11.64   $      11.77   $      11.94   $      12.03
    End of period                         $      11.73   $      11.64   $      11.77   $      11.94
  Accumulation units outstanding
  at the end of period                          58,922         26,221         10,173          5,391

JNL/PPM America High Yield Bond
Division(172)

  Accumulation unit value:
    Beginning of period                            N/A   $      14.85   $      12.75   $      11.96
    End of period                                  N/A   $      15.30   $      14.85   $      12.75
  Accumulation units outstanding
  at the end of period                             N/A              -         12,929            763

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(201)

  Accumulation unit value:
    Beginning of period                   $      14.85   $      14.57   $      14.68   $      14.62
    End of period                         $      14.91   $      14.85   $      14.57   $      14.68
  Accumulation units outstanding
  at the end of period                          31,638         13,297          6,609             37

JNL/Salomon Brothers Strategic
Bond Division(201)

  Accumulation unit value:
    Beginning of period                   $      17.75   $      16.92   $      15.19   $      14.60
    End of period                         $      17.88   $      17.75   $      16.92   $      15.19
  Accumulation units outstanding
  at the end of period                          82,738         26,220          8,414             37

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(118)

  Accumulation unit value:
    Beginning of period                   $      24.58   $      22.79   $      17.80   $      22.28
    End of period                         $      25.58   $      24.58   $      22.79   $      17.80
  Accumulation units outstanding
  at the end of period                          44,846         33,177          8,729            805

JNL/T. Rowe Price Mid-Cap Growth
Division(152)

  Accumulation unit value:
    Beginning of period                   $      31.90   $      27.55   $      20.26   $      20.99
    End of period                         $      35.72   $      31.90   $      27.55   $      20.26
  Accumulation units outstanding
  at the end of period                          61,808         31,625          6,046            489

JNL/JPMorgan International Equity
Division(175)

  Accumulation unit value:
    Beginning of period                   $      12.85   $      11.25   $       8.92   $       9.67
    End of period                         $      13.95   $      12.85   $      11.25   $       8.92
  Accumulation units outstanding
  at the end of period                          50,517         39,052          1,143              -

JNL/Alger Growth Division(140)

  Accumulation unit value:
    Beginning of period                   $      16.67   $      16.17   $      12.18   $      14.80
    End of period                         $      18.37   $      16.67   $      16.17   $      12.18
  Accumulation units outstanding
  at the end of period                          22,799         19,330          1,802            417

JNL/Eagle Core Equity Division(152)

  Accumulation unit value:
    Beginning of period                   $      16.49   $      15.81   $      12.94   $      13.72
    End of period                         $      16.73   $      16.49   $      15.81   $      12.94
  Accumulation units outstanding
  at the end of period                          47,068         42,149         10,411          1,192

JNL/Eagle SmallCap Equity Division(152)

  Accumulation unit value:
    Beginning of period                   $      18.78   $      16.11   $      11.73   $      12.43
    End of period                         $      18.89   $      18.78   $      16.11   $      11.73
  Accumulation units outstanding
  at the end of period                          28,644         19,030          3,793          1,222

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(242)

  Accumulation unit value:
    Beginning of period                   $      12.19   $      11.34   $       9.81   $       9.89
    End of period                         $      12.73   $      12.19   $      11.34   $       9.81
  Accumulation units outstanding
  at the end of period                         849,360        403,701        110,820         12,223

JNL/S&P Managed Growth Division(119)

  Accumulation unit value:
    Beginning of period                   $      12.48   $      11.42   $       9.56   $      11.00
    End of period                         $      13.16   $      12.48   $      11.42   $       9.56
  Accumulation units outstanding
  at the end of period                         735,860        510,161        101,655          9,561

JNL/S&P Managed Aggressive Growth
Division(92)

  Accumulation unit value:
    Beginning of period                   $      12.26   $      11.09   $       8.92   $      10.94
    End of period                         $      13.05   $      12.26   $      11.09   $       8.92
  Accumulation units outstanding
  at the end of period                         240,554        189,544         31,425          2,315

JNL/S&P Very Aggressive Growth
Division I(334)

  Accumulation unit value:
    Beginning of period                            N/A   $      10.70   $       8.84            N/A
    End of period                                  N/A   $      10.91   $      10.70            N/A
  Accumulation units outstanding
  at the end of period                             N/A              -          1,258            N/A

JNL/S&P Equity Growth Division I(108)

  Accumulation unit value:
    Beginning of period                            N/A   $       9.99   $       7.86   $       9.90
    End of period                                  N/A   $      10.15   $       9.99   $       7.86
  Accumulation units outstanding
  at the end of period                             N/A              -          2,131              -

JNL/S&P Equity Aggressive Growth
Division I(246)

  Accumulation unit value:
    Beginning of period                            N/A   $      10.22   $       8.02   $       7.95
    End of period                                  N/A   $      10.41   $      10.22   $       8.02
  Accumulation units outstanding
  at the end of period                             N/A              -         51,968              -

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(206)

  Accumulation unit value:
    Beginning of period                   $      10.36   $       9.59   $       7.65   $       7.28
    End of period                         $      10.61   $      10.36   $       9.59   $       7.65
  Accumulation units outstanding
  at the end of period                         494,079        374,561         88,171          3,159

JNL/MCM S&P 400 MidCap Index
Division(206)

  Accumulation unit value:
    Beginning of period                   $      12.67   $      11.16   $       8.45   $       7.92
    End of period                         $      13.93   $      12.67   $      11.16   $       8.45
  Accumulation units outstanding
  at the end of period                         290,587        238,262         38,604          1,160

JNL/Alliance Capital Growth
Division(243)

  Accumulation unit value:
    Beginning of period                   $       9.60   $       9.20   $       7.54   $       7.74
    End of period                         $       8.71   $       9.60   $       9.20   $       7.54
  Accumulation units outstanding
  at the end of period                               -          7,486          1,724          1,034

JNL/JPMorgan International Value
Division(313)

  Accumulation unit value:
    Beginning of period                   $      10.11   $       8.41   $       6.08            N/A
    End of period                         $      11.77   $      10.11   $       8.41            N/A
  Accumulation units outstanding
  at the end of period                         112,652         37,700          3,692            N/A

JNL/PIMCO Total Return Bond
Division(118)

  Accumulation unit value:
    Beginning of period                   $      13.50   $      13.17   $      12.81   $      12.15
    End of period                         $      13.55   $      13.50   $      13.17   $      12.81
  Accumulation units outstanding
  at the end of period                         312,450        139,849         44,030          1,553

JNL/MCM Small Cap Index Division(206)

  Accumulation unit value:
    Beginning of period                   $      12.99   $      11.27   $       7.88   $       7.14
    End of period                         $      13.28   $      12.99   $      11.27   $       7.88
  Accumulation units outstanding
  at the end of period                         252,476        202,024         29,789          1,240

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM International Index
Division(206)

  Accumulation unit value:
    Beginning of period                   $      13.40   $      11.43   $       8.48   $       8.06
    End of period                         $      14.90   $      13.40   $      11.43   $       8.48
  Accumulation units outstanding
  at the end of period                         268,940        196,197         27,322            585

JNL/Lazard Small Cap Value
Division(118)

  Accumulation unit value:
    Beginning of period                   $      14.14   $      12.49   $       9.17   $      12.00
    End of period                         $      14.52   $      14.14   $      12.49   $       9.17
  Accumulation units outstanding
  at the end of period                          59,934         45,558         16,329          2,067

JNL/Lazard Mid Cap Value Division(201)

  Accumulation unit value:
    Beginning of period                   $      16.66   $      13.62   $      10.77   $       9.70
    End of period                         $      17.79   $      16.66   $      13.62   $      10.77
  Accumulation units outstanding
  at the end of period                          65,779         49,827         10,750            410

JNL/MCM Bond Index Division(143)

  Accumulation unit value:
    Beginning of period                   $      10.95   $      10.77   $      10.66   $      10.14
    End of period                         $      10.94   $      10.95   $      10.77   $      10.66
  Accumulation units outstanding
  at the end of period                         259,239        191,990         34,216              -

JNL/S&P Core Index 100 Division(226)

  Accumulation unit value:
    Beginning of period                            N/A   $      10.19   $       8.50   $       8.62
    End of period                                  N/A   $      10.34   $      10.19   $       8.50
  Accumulation units outstanding
  at the end of period                             N/A              -          4,176          3,061

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                   $      12.64   $      12.30            N/A            N/A
    End of period                         $      12.62   $      12.64            N/A            N/A
  Accumulation units outstanding
  at the end of period                         103,684         54,657            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division(111)

  Accumulation unit value:
    Beginning of period                            N/A   $       9.89   $       7.70   $       9.74
    End of period                                  N/A   $      10.05   $       9.89   $       7.70
  Accumulation units outstanding
  at the end of period                             N/A              -          4,157          5,187

JNL/S&P Core Index 75 Division(243)

  Accumulation unit value:
    Beginning of period                            N/A   $      10.05   $       8.10   $       8.16
    End of period                                  N/A   $      10.23   $      10.05   $       8.10
  Accumulation units outstanding
  at the end of period                             N/A              -          1,512            981

JNL/MCM Dow(SM) 10 Division(220)

  Accumulation unit value:
    Beginning of period                   $       9.37   $       9.28   $       7.52   $       7.44
    End of period                         $       8.67   $       9.37   $       9.28   $       7.52
  Accumulation units outstanding
  at the end of period                         775,214        386,061         57,030            922

JNL/Putnam Midcap Growth Division(180)

  Accumulation unit value:
    Beginning of period                   $       7.40   $       6.36   $       4.86   $       4.92
    End of period                         $       8.14   $       7.40   $       6.36   $       4.86
  Accumulation units outstanding
  at the end of period                          21,225         11,820            141              -

JNL/T. Rowe Price Value Division(118)

  Accumulation unit value:
    Beginning of period                   $      12.92   $      11.42   $       8.97   $      11.36
    End of period                         $      13.45   $      12.92   $      11.42   $       8.97
  Accumulation units outstanding
  at the end of period                         142,436         79,002         17,300          3,039

JNL/FMR Balanced Division(118)

  Accumulation unit value:
    Beginning of period                   $       9.96   $       9.28   $       8.31   $       9.08
    End of period                         $      10.76   $       9.96   $       9.28   $       8.31
  Accumulation units outstanding
  at the end of period                          84,985         61,332         15,374          1,365

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(148)

  Accumulation unit value:
    Beginning of period                   $      11.13   $       9.62   $       6.98   $       8.17
    End of period                         $      12.42   $      11.13   $       9.62   $       6.98
  Accumulation units outstanding
  at the end of period                          90,904         43,067         14,383            671

JNL/Oppenheimer Growth Division(118)

  Accumulation unit value:
    Beginning of period                   $       8.06   $       7.88   $       6.82   $       8.67
    End of period                         $       8.63   $       8.06   $       7.88   $       6.82
  Accumulation units outstanding
  at the end of period                          29,111         19,274          6,153            760

JNL/Select Value Division(314)

  Accumulation unit value:
    Beginning of period                   $      16.26   $      14.44   $      11.20            N/A
    End of period                         $      17.26   $      16.26   $      14.44            N/A
  Accumulation units outstanding
  at the end of period                          27,737         14,532          5,783            N/A

JNL/MCM Global 15 Division(220)

  Accumulation unit value:
    Beginning of period                   $      11.50   $       9.15   $       7.00   $       7.36
    End of period                         $      12.43   $      11.50   $       9.15   $       7.00
  Accumulation units outstanding
  at the end of period                         653,498        291,655         42,616            960

JNL/MCM 25 Division(220)

  Accumulation unit value:
    Beginning of period                   $      11.69   $       9.77   $       7.50   $       7.46
    End of period                         $      11.13   $      11.69   $       9.77   $       7.50
  Accumulation units outstanding
  at the end of period                         615,737        283,850         34,781            397

JNL/MCM Consumer Brands Sector
Division(590)

  Accumulation unit value:
    Beginning of period                   $      10.62   $       9.74            N/A            N/A
    End of period                         $      10.17   $      10.62            N/A            N/A
  Accumulation units outstanding
  at the end of period                          13,756            652            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(220)

  Accumulation unit value:
    Beginning of period                   $      17.97   $      16.27   $      11.20   $      11.05
    End of period                         $      19.21   $      17.97   $      16.27   $      11.20
  Accumulation units outstanding
  at the end of period                         363,124        175,787         22,273            268

JNL/MCM Technology Sector Division(482)

  Accumulation unit value:
    Beginning of period                   $       5.59   $       5.63   $       5.54            N/A
    End of period                         $       5.61   $       5.59   $       5.63            N/A
  Accumulation units outstanding
  at the end of period                          57,924         26,864            722            N/A

JNL/MCM Healthcare Sector Division(525)

  Accumulation unit value:
    Beginning of period                   $      10.51   $      10.72            N/A            N/A
    End of period                         $      11.10   $      10.51            N/A            N/A
  Accumulation units outstanding
  at the end of period                          74,453         13,094            N/A            N/A

JNL/MCM Financial Sector Division(525)

  Accumulation unit value:
    Beginning of period                   $      11.83   $      11.21            N/A            N/A
    End of period                         $      12.32   $      11.83            N/A            N/A
  Accumulation units outstanding
  at the end of period                          25,567         10,142            N/A            N/A

JNL/MCM Oil & Gas Sector Division(590)

  Accumulation unit value:
    Beginning of period                   $      16.97   $      14.05            N/A            N/A
    End of period                         $      22.78   $      16.97            N/A            N/A
  Accumulation units outstanding
  at the end of period                          77,722          8,809            N/A            N/A

JNL/MCM Communications Sector
Division(598)

  Accumulation unit value:
    Beginning of period                   $       4.44   $       3.91            N/A            N/A
    End of period                         $       4.40   $       4.44            N/A            N/A
  Accumulation units outstanding
  at the end of period                          27,403         12,199            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(220)

  Accumulation unit value:
    Beginning of period                   $       9.72   $       8.42   $       7.22   $       7.54
    End of period                         $      13.09   $       9.72   $       8.42   $       7.22
  Accumulation units outstanding
  at the end of period                         619,009        323,001         41,370            944

JNL/AIM Premier Equity II Division(119)

  Accumulation unit value:
    Beginning of period                            N/A   $       9.33   $       7.76   $      10.21
    End of period                                  N/A   $       9.12   $       9.33   $       7.76
  Accumulation units outstanding
  at the end of period                             N/A              -          1,120              -

JNL/AIM Small Cap Growth Division(243)

  Accumulation unit value:
    Beginning of period                   $      11.74   $      11.20   $       8.25   $       8.30
    End of period                         $      12.49   $      11.74   $      11.20   $       8.25
  Accumulation units outstanding
  at the end of period                          22,954         17,338          6,971            481

JNL/AIM Large Cap Growth Division(201)

  Accumulation unit value:
    Beginning of period                   $      11.01   $      10.20   $       8.00   $       7.81
    End of period                         $      11.58   $      11.01   $      10.20   $       8.00
  Accumulation units outstanding
  at the end of period                          65,909         43,401          7,288          1,105

JNL/AIM Real Estate Division(832)

  Accumulation unit value:
    Beginning of period                   $      10.32            N/A            N/A            N/A
    End of period                         $      11.55            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          25,117            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division(835)

  Accumulation unit value:
    Beginning of period                   $      10.32            N/A            N/A            N/A
    End of period                         $      11.25            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          27,585            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(835)

  Accumulation unit value:
    Beginning of period                   $      10.28            N/A            N/A            N/A
    End of period                         $      10.89            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          18,424            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division(678)

  Accumulation unit value:
    Beginning of period                   $      10.82   $      10.03            N/A            N/A
    End of period                         $      10.51   $      10.82            N/A            N/A
  Accumulation units outstanding
  at the end of period                          97,605          2,706            N/A            N/A

JNL/MCM Value Line 25 Division(678)

  Accumulation unit value:
    Beginning of period                   $      11.42   $       9.91            N/A            N/A
    End of period                         $      15.55   $      11.42            N/A            N/A
  Accumulation units outstanding
  at the end of period                         451,950         41,285            N/A            N/A

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                   $      10.90   $       9.70            N/A            N/A
    End of period                         $      11.83   $      10.90            N/A            N/A
  Accumulation units outstanding
  at the end of period                       2,377,097        154,543            N/A            N/A

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                   $      11.07   $       9.74            N/A            N/A
    End of period                         $      11.92   $      11.07            N/A            N/A
  Accumulation units outstanding
  at the end of period                         534,141         55,303            N/A            N/A

JNL/S&P Managed Moderate Division(693)

  Accumulation unit value:
    Beginning of period                   $      10.49   $      10.01            N/A            N/A
    End of period                         $      10.81   $      10.49            N/A            N/A
  Accumulation units outstanding
  at the end of period                         270,663         31,854            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative
Division(687)

  Accumulation unit value:
    Beginning of period                   $      10.30   $       9.94            N/A            N/A
    End of period                         $      10.49   $      10.30            N/A            N/A
  Accumulation units outstanding
  at the end of period                          73,353         14,145            N/A            N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.905%

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Balanced Division(934)

  Accumulation unit value:
    Beginning of period                   $      21.94            N/A            N/A            N/A
    End of period                         $      22.66            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           1,929            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Salomon Brothers Strategic
Bond Division(967)

  Accumulation unit value:
    Beginning of period                   $      17.74            N/A            N/A            N/A
    End of period                         $      17.87            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             348            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(792)

  Accumulation unit value:
    Beginning of period                   $      10.00            N/A            N/A            N/A
    End of period                         $      10.61            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           2,134            N/A            N/A            N/A

JNL/MCM S&P 400 MidCap Index
Division(792)

  Accumulation unit value:
    Beginning of period                   $      12.55            N/A            N/A            N/A
    End of period                         $      13.92            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           1,672            N/A            N/A            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/JPMorgan International Value
Division(934)

  Accumulation unit value:
    Beginning of period                   $      10.61            N/A            N/A            N/A
    End of period                         $      11.76            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             563            N/A            N/A            N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Small Cap Index Division(792)

  Accumulation unit value:
    Beginning of period                   $      12.30            N/A            N/A            N/A
    End of period                         $      13.28            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           1,716            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM International Index
Division(792)

  Accumulation unit value:
    Beginning of period                   $      13.50            N/A            N/A            N/A
    End of period                         $      14.89            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           1,612            N/A            N/A            N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Bond Index Division(792)

  Accumulation unit value:
    Beginning of period                   $      10.78            N/A            N/A            N/A
    End of period                         $      10.94            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           2,003            N/A            N/A            N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Salomon Brothers High Yield
Bond Division(967)

  Accumulation unit value:
    Beginning of period                   $      12.53            N/A            N/A            N/A
    End of period                         $      12.60            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             247            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Dow(SM) 10 Division(903)

  Accumulation unit value:
    Beginning of period                   $       8.60            N/A            N/A            N/A
    End of period                         $       8.67            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             286            N/A            N/A            N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/T. Rowe Price Value Division(967)

  Accumulation unit value:
    Beginning of period                   $      13.51            N/A            N/A            N/A
    End of period                         $      13.45            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             457            N/A            N/A            N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(967)

  Accumulation unit value:
    Beginning of period                   $      12.29            N/A            N/A            N/A
    End of period                         $      12.42            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             754            N/A            N/A            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Value Division(934)

  Accumulation unit value:
    Beginning of period                   $      16.49            N/A            N/A            N/A
    End of period                         $      17.25            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             733            N/A            N/A            N/A

JNL/MCM Global 15 Division(903)

  Accumulation unit value:
    Beginning of period                   $      11.83            N/A            N/A            N/A
    End of period                         $      12.42            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             208            N/A            N/A            N/A

JNL/MCM 25 Division(903)

  Accumulation unit value:
    Beginning of period                   $      11.18            N/A            N/A            N/A
    End of period                         $      11.12            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             220            N/A            N/A            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(903)

  Accumulation unit value:
    Beginning of period                    $      18.76              N/A              N/A              N/A
    End of period                          $      19.20              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              131              N/A              N/A              N/A

JNL/MCM Technology Sector Division(967)

  Accumulation unit value:
    Beginning of period                    $       5.83              N/A              N/A              N/A
    End of period                          $       5.61              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            1,060              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(967)

  Accumulation unit value:
    Beginning of period                    $      10.94              N/A              N/A              N/A
    End of period                          $      11.10              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              565              N/A              N/A              N/A

JNL/MCM Financial Sector Division(967)

  Accumulation unit value:
    Beginning of period                    $      12.37              N/A              N/A              N/A
    End of period                          $      12.31              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              499              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(967)

  Accumulation unit value:
    Beginning of period                    $      23.50              N/A              N/A              N/A
    End of period                          $      22.77              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              263              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(903)

  Accumulation unit value:
    Beginning of period                    $      12.20              N/A              N/A              N/A
    End of period                          $      13.08              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              201              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(967)

  Accumulation unit value:
    Beginning of period                    $      11.92              N/A              N/A              N/A
    End of period                          $      11.83              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              518              N/A              N/A              N/A

JNL/MCM VIP Division(967)

  Accumulation unit value:
    Beginning of period                    $      12.08              N/A              N/A              N/A
    End of period                          $      11.92              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              512              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

Accumulation Unit Values

CONTRACT WITH ENDORSEMENTS - 1.91%

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Select Money Market Division(621)

  Accumulation unit value:
    Beginning of period                    $      11.65     $      11.69              N/A              N/A
    End of period                          $      11.74     $      11.65              N/A              N/A
  Accumulation units outstanding
  at the end of period                          277,867           68,238              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $      15.04              N/A              N/A              N/A
    End of period                          $      14.90              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                -              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                    $      34.15              N/A              N/A              N/A
    End of period                          $      35.68              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            1,231              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                    $      18.85              N/A              N/A              N/A
    End of period                          $      18.87              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            1,526              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                    $      13.56              N/A              N/A              N/A
    End of period                          $      13.92              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            3,141              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                    $      10.87              N/A              N/A              N/A
    End of period                          $      11.76              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            2,523              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                    $      13.75              N/A              N/A              N/A
    End of period                          $      14.89              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            7,941              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(701)

  Accumulation unit value:
    Beginning of period                    $      12.63     $      12.52              N/A              N/A
    End of period                          $      12.60     $      12.63              N/A              N/A
  Accumulation units outstanding
  at the end of period                                -           76,121              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Dow(SM) 10 Division(573)

  Accumulation unit value:
    Beginning of period                    $       9.36     $       9.01              N/A              N/A
    End of period                          $       8.67     $       9.36              N/A              N/A
  Accumulation units outstanding
  at the end of period                                -           21,437              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(687)

  Accumulation unit value:
    Beginning of period                    $      12.91     $      11.51              N/A              N/A
    End of period                          $      13.44     $      12.91              N/A              N/A
  Accumulation units outstanding
  at the end of period                           20,375           22,952              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                    $      17.00              N/A              N/A              N/A
    End of period                          $      17.25              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            2,525              N/A              N/A              N/A

JNL/MCM Global 15 Division(573)

  Accumulation unit value:
    Beginning of period                    $      11.49     $       9.44              N/A              N/A
    End of period                          $      12.42     $      11.49              N/A              N/A
  Accumulation units outstanding
  at the end of period                                -           20,463              N/A              N/A

JNL/MCM 25 Division(573)

  Accumulation unit value:
    Beginning of period                    $      11.68     $      10.02              N/A              N/A
    End of period                          $      11.12     $      11.68              N/A              N/A
  Accumulation units outstanding
  at the end of period                           24,367           46,664              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(573)

  Accumulation unit value:
    Beginning of period                    $      17.96     $      15.46              N/A              N/A
    End of period                          $      19.20     $      17.96              N/A              N/A
  Accumulation units outstanding
  at the end of period                                -           12,488              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                    $      10.99              N/A              N/A              N/A
    End of period                          $      11.09              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                -              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                    $      20.78              N/A              N/A              N/A
    End of period                          $      22.76              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           15,337              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(573)

  Accumulation unit value:
    Beginning of period                    $       9.72     $       8.19              N/A              N/A
    End of period                          $      13.08     $       9.72              N/A              N/A
  Accumulation units outstanding
  at the end of period                            3,302           23,585              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                    $      14.19              N/A              N/A              N/A
    End of period                          $      15.55              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           38,464              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                    $      11.20              N/A              N/A              N/A
    End of period                          $      11.83              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           38,992              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

Accumulation Unit Values

CONTRACT WITH ENDORSEMENTS - 1.92%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                              2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(322)

  Accumulation unit value:
    Beginning of period                    $       8.08     $       7.41     $       6.17              N/A
    End of period                          $       8.27     $       8.08     $       7.41              N/A
  Accumulation units outstanding
  at the end of period                            6,460            5,716            1,137              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                    $      19.61              N/A              N/A              N/A
    End of period                          $      20.81              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              243              N/A              N/A              N/A

JNL/Select Large Cap Growth
Division(582)

  Accumulation unit value:
    Beginning of period                    $      24.84     $      23.04              N/A              N/A
    End of period                          $      25.50     $      24.84              N/A              N/A
  Accumulation units outstanding
  at the end of period                              397            1,111              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                    $      19.86              N/A              N/A              N/A
    End of period                          $      22.07              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              419              N/A              N/A              N/A

JNL/Select Balanced Division(322)

  Accumulation unit value:
    Beginning of period                    $      21.90     $      20.14     $      17.41              N/A
    End of period                          $      22.62     $      21.90     $      20.14              N/A
  Accumulation units outstanding
  at the end of period                            9,420           11,453            5,031              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division(624)

  Accumulation unit value:
    Beginning of period                    $      19.21     $      17.06              N/A              N/A
    End of period                          $      20.49     $      19.21              N/A              N/A
  Accumulation units outstanding
  at the end of period                               --            1,597              N/A              N/A

JNL/Putnam Value Equity Division(289)

  Accumulation unit value:
    Beginning of period                    $      18.86     $      17.51     $      13.64              N/A
    End of period                          $      19.41     $      18.86     $      17.51              N/A
  Accumulation units outstanding
  at the end of period                            4,042            4,042            3,934              N/A

JNL/Select Money Market Division(333)

  Accumulation unit value:
    Beginning of period                    $      11.64     $      11.77     $      11.88              N/A
    End of period                          $      11.73     $      11.64     $      11.77              N/A
  Accumulation units outstanding
  at the end of period                           10,566            6,375           10,255              N/A

JNL/PPM America High Yield Bond
Division(390)

  Accumulation unit value:
    Beginning of period                             N/A     $      14.82     $      13.45              N/A
    End of period                                   N/A     $      15.27     $      14.82              N/A
  Accumulation units outstanding
  at the end of period                              N/A               --            3,545              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(390)

  Accumulation unit value:
    Beginning of period                    $      14.82     $      14.55     $      14.14              N/A
    End of period                          $      14.88     $      14.82     $      14.55              N/A
  Accumulation units outstanding
  at the end of period                            5,911            3,283            1,364              N/A

JNL/Salomon Brothers Strategic
Bond Division(390)

  Accumulation unit value:
    Beginning of period                    $      17.72     $      16.89     $      15.93              N/A
    End of period                          $      17.84     $      17.72     $      16.89              N/A
  Accumulation units outstanding
  at the end of period                            5,056            3,624              635              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division(289)

  Accumulation unit value:
    Beginning of period                    $      24.53     $      22.75     $      17.55              N/A
    End of period                          $      25.53     $      24.53     $      22.75              N/A
  Accumulation units outstanding
  at the end of period                            7,510            7,486            2,992              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(289)

  Accumulation unit value:
    Beginning of period                    $      31.84     $      27.50     $      19.81              N/A
    End of period                          $      35.64     $      31.84     $      27.50              N/A
  Accumulation units outstanding
  at the end of period                            2,857            3,366              676              N/A

JNL/JPMorgan International Equity
Division(433)

  Accumulation unit value:
    Beginning of period                    $      12.82     $      11.24     $      10.47              N/A
    End of period                          $      13.92     $      12.82     $      11.24              N/A
  Accumulation units outstanding
  at the end of period                            2,302            3,031            1,339              N/A

JNL/Alger Growth Division(428)

  Accumulation unit value:
    Beginning of period                    $      16.64     $      16.15     $      15.12              N/A
    End of period                          $      18.33     $      16.64     $      16.15              N/A
  Accumulation units outstanding
  at the end of period                            2,788            2,618              372              N/A

JNL/Eagle Core Equity Division(464)

  Accumulation unit value:
    Beginning of period                    $      16.46     $      15.79     $      15.09              N/A
    End of period                          $      16.70     $      16.46     $      15.79              N/A
  Accumulation units outstanding
  at the end of period                              531              437               42              N/A

JNL/Eagle SmallCap Equity Division(322)

  Accumulation unit value:
    Beginning of period                    $      18.75     $      16.09     $      12.36              N/A
    End of period                          $      18.86     $      18.75     $      16.09              N/A
  Accumulation units outstanding
  at the end of period                            2,490            2,306              783              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division(289)

  Accumulation unit value:
    Beginning of period                    $      12.17     $      11.32     $       9.67              N/A
    End of period                          $      12.71     $      12.17     $      11.32              N/A
  Accumulation units outstanding
  at the end of period                           33,749           15,979            1,071              N/A

JNL/S&P Managed Growth Division(270)

  Accumulation unit value:
    Beginning of period                    $      12.47     $      11.41     $       9.30              N/A
    End of period                          $      13.14     $      12.47     $      11.41              N/A
  Accumulation units outstanding
  at the end of period                           72,498           69,720           18,097              N/A

JNL/S&P Managed Aggressive Growth
Division(415)

  Accumulation unit value:
    Beginning of period                    $      12.24     $      11.08     $      10.28              N/A
    End of period                          $      13.03     $      12.24     $      11.08              N/A
  Accumulation units outstanding
  at the end of period                           26,088           20,624            5,693              N/A

JNL/S&P Very Aggressive Growth
Division I(579)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.50              N/A              N/A
    End of period                                   N/A     $      10.90              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A                -              N/A              N/A

JNL/S&P Equity Growth Division I(491)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.20              N/A              N/A
    End of period                                   N/A     $      10.13              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A                -              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(468)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.21     $       9.87              N/A
    End of period                                   N/A     $      10.39     $      10.21              N/A
  Accumulation units outstanding
  at the end of period                              N/A                -              126              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(390)

  Accumulation unit value:
    Beginning of period                    $      10.35     $       9.59     $       8.57              N/A
    End of period                          $      10.60     $      10.35     $       9.59              N/A
  Accumulation units outstanding
  at the end of period                           52,546           40,901            9,374              N/A

JNL/MCM S&P 400 MidCap Index
Division(390)

  Accumulation unit value:
    Beginning of period                    $      12.67     $      11.15     $       9.64              N/A
    End of period                          $      13.92     $      12.67     $      11.15              N/A
  Accumulation units outstanding
  at the end of period                           19,288           20,399            7,469              N/A

JNL/Alliance Capital Growth
Division(422)

  Accumulation unit value:
    Beginning of period                    $       9.58     $       9.19     $       8.72              N/A
    End of period                          $       8.70     $       9.58     $       9.19              N/A
  Accumulation units outstanding
  at the end of period                                -            4,557            1,411              N/A

JNL/JPMorgan International Value
Division(480)

  Accumulation unit value:
    Beginning of period                    $      10.10     $       8.40     $       8.13              N/A
    End of period                          $      11.75     $      10.10     $       8.40              N/A
  Accumulation units outstanding
  at the end of period                            9,055            7,592              525              N/A

JNL/PIMCO Total Return Bond
Division(289)

  Accumulation unit value:
    Beginning of period                    $      13.48     $      13.16     $      12.96              N/A
    End of period                          $      13.53     $      13.48     $      13.16              N/A
  Accumulation units outstanding
  at the end of period                           32,552           14,703            9,175              N/A

JNL/MCM Small Cap Index Division(390)

  Accumulation unit value:
    Beginning of period                    $      12.98     $      11.27     $       9.59              N/A
    End of period                          $      13.27     $      12.98     $      11.27              N/A
  Accumulation units outstanding
  at the end of period                           17,441           18,643            5,019              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index
Division(390)

  Accumulation unit value:
    Beginning of period                    $      13.39     $      11.42     $       9.55              N/A
    End of period                          $      14.89     $      13.39     $      11.42              N/A
  Accumulation units outstanding
  at the end of period                           16,729           15,932            3,229              N/A

JNL/Lazard Small Cap Value
Division(468)

  Accumulation unit value:
    Beginning of period                    $      14.12     $      12.48     $      12.20              N/A
    End of period                          $      14.50     $      14.12     $      12.48              N/A
  Accumulation units outstanding
  at the end of period                            6,157            7,295              449              N/A

JNL/Lazard Mid Cap Value Division(428)

  Accumulation unit value:
    Beginning of period                    $      16.64     $      13.60     $      12.71              N/A
    End of period                          $      17.76     $      16.64     $      13.60              N/A
  Accumulation units outstanding
  at the end of period                           11,165           11,782              472              N/A

JNL/MCM Bond Index Division(390)

  Accumulation unit value:
    Beginning of period                    $      10.94     $      10.76     $      10.48              N/A
    End of period                          $      10.93     $      10.94     $      10.76              N/A
  Accumulation units outstanding
  at the end of period                           24,432           19,992            2,306              N/A

JNL/S&P Core Index 100 Division(282)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.18     $       8.10              N/A
    End of period                                   N/A     $      10.33     $      10.18              N/A
  Accumulation units outstanding
  at the end of period                              N/A                -              890              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $      12.63     $      12.29              N/A              N/A
    End of period                          $      12.60     $      12.63              N/A              N/A
  Accumulation units outstanding
  at the end of period                           37,904           28,830              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division(637)

  Accumulation unit value:
    Beginning of period                             N/A     $       9.73              N/A              N/A
    End of period                                   N/A     $      10.22              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A                -              N/A              N/A

JNL/MCM Dow(SM) 10 Division(282)

  Accumulation unit value:
    Beginning of period                    $       9.36     $       9.27     $       6.45              N/A
    End of period                          $       8.66     $       9.36     $       9.27              N/A
  Accumulation units outstanding
  at the end of period                           76,812           64,733           30,765              N/A

JNL/Putnam Midcap Growth Division(511)

  Accumulation unit value:
    Beginning of period                    $       7.40     $       6.65              N/A              N/A
    End of period                          $       8.14     $       7.40              N/A              N/A
  Accumulation units outstanding
  at the end of period                              505              662              N/A              N/A

JNL/T. Rowe Price Value Division(322)

  Accumulation unit value:
    Beginning of period                    $      12.90     $      11.42     $       9.09              N/A
    End of period                          $      13.44     $      12.90     $      11.42              N/A
  Accumulation units outstanding
  at the end of period                           24,381           19,339            5,839              N/A

JNL/FMR Balanced Division(366)

  Accumulation unit value:
    Beginning of period                    $       9.95     $       9.27     $       8.77              N/A
    End of period                          $      10.75     $       9.95     $       9.27              N/A
  Accumulation units outstanding
  at the end of period                            6,537            3,867            2,226              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth
Division(322)

  Accumulation unit value:
    Beginning of period                    $      11.12     $       9.61     $       7.07              N/A
    End of period                          $      12.41     $      11.12     $       9.61              N/A
  Accumulation units outstanding
  at the end of period                            3,503            7,538              830              N/A

JNL/Oppenheimer Growth Division(428)

  Accumulation unit value:
    Beginning of period                    $       8.05     $       7.87     $       7.80              N/A
    End of period                          $       8.62     $       8.05     $       7.87              N/A
  Accumulation units outstanding
  at the end of period                            1,425              748              939              N/A

JNL/Select Value Division(461)

  Accumulation unit value:
    Beginning of period                    $      16.25     $      14.44     $      13.53              N/A
    End of period                          $      17.25     $      16.25     $      14.44              N/A
  Accumulation units outstanding
  at the end of period                            4,339            2,349              789              N/A

JNL/MCM Global 15 Division(282)

  Accumulation unit value:
    Beginning of period                    $      11.48     $       9.14     $       6.03              N/A
    End of period                          $      12.41     $      11.48     $       9.14              N/A
  Accumulation units outstanding
  at the end of period                           58,388           58,327           22,445              N/A

JNL/MCM 25 Division(282)

  Accumulation unit value:
    Beginning of period                    $      11.67     $       9.76     $       6.69              N/A
    End of period                          $      11.12     $      11.67     $       9.76              N/A
  Accumulation units outstanding
  at the end of period                           59,193           62,704           29,470              N/A

JNL/MCM Consumer Brands Sector
Division(582)

  Accumulation unit value:
    Beginning of period                    $      10.61     $       9.38              N/A              N/A
    End of period                          $      10.16     $      10.61              N/A              N/A
  Accumulation units outstanding
  at the end of period                              916              691              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(282)

  Accumulation unit value:
    Beginning of period                    $      17.95     $      16.26     $      10.49              N/A
    End of period                          $      19.19     $      17.95     $      16.26              N/A
  Accumulation units outstanding
  at the end of period                           28,953           27,389           16,498              N/A

JNL/MCM Technology Sector Division(536)

  Accumulation unit value:
    Beginning of period                    $       5.58     $       5.34              N/A              N/A
    End of period                          $       5.61     $       5.58              N/A              N/A
  Accumulation units outstanding
  at the end of period                            4,889            3,729              N/A              N/A

JNL/MCM Healthcare Sector Division(514)

  Accumulation unit value:
    Beginning of period                    $      10.50     $      10.92              N/A              N/A
    End of period                          $      11.09     $      10.50              N/A              N/A
  Accumulation units outstanding
  at the end of period                           10,644            9,742              N/A              N/A

JNL/MCM Financial Sector Division(533)

  Accumulation unit value:
    Beginning of period                    $      11.82     $      11.14              N/A              N/A
    End of period                          $      12.30     $      11.82              N/A              N/A
  Accumulation units outstanding
  at the end of period                            2,360            2,035              N/A              N/A

JNL/MCM Oil & Gas Sector Division(533)

  Accumulation unit value:
    Beginning of period                    $      16.96     $      13.75              N/A              N/A
    End of period                          $      22.75     $      16.96              N/A              N/A
  Accumulation units outstanding
  at the end of period                           10,790            7,424              N/A              N/A

JNL/MCM Communications Sector
Division(529)

  Accumulation unit value:
    Beginning of period                    $       4.44     $       4.27              N/A              N/A
    End of period                          $       4.39     $       4.44              N/A              N/A
  Accumulation units outstanding
  at the end of period                            1,682            6,413              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(282)

  Accumulation unit value:
    Beginning of period                    $       9.71     $       8.41     $       6.69              N/A
    End of period                          $      13.08     $       9.71     $       8.41              N/A
  Accumulation units outstanding
  at the end of period                           63,406           58,889           25,228              N/A

JNL/AIM Premier Equity II Division(707)

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(468)

  Accumulation unit value:
    Beginning of period                    $      11.73     $      11.19     $      11.02              N/A
    End of period                          $      12.48     $      11.73     $      11.19              N/A
  Accumulation units outstanding
  at the end of period                              565                -              113              N/A

JNL/AIM Large Cap Growth Division(428)

  Accumulation unit value:
    Beginning of period                    $      11.00     $      10.20     $       9.67              N/A
    End of period                          $      11.57     $      11.00     $      10.20              N/A
  Accumulation units outstanding
  at the end of period                            3,884            1,997            2,004              N/A

JNL/AIM Real Estate Division(859)

  Accumulation unit value:
    Beginning of period                    $      10.70              N/A              N/A              N/A
    End of period                          $      11.55              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            4,163              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(868)

  Accumulation unit value:
    Beginning of period                    $      11.02              N/A              N/A              N/A
    End of period                          $      11.25              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           10,450              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division(861)

  Accumulation unit value:
    Beginning of period                    $      10.47              N/A              N/A              N/A
    End of period                          $      10.89              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            2,803              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(707)

  Accumulation unit value:
    Beginning of period                    $      10.82     $      10.63              N/A              N/A
    End of period                          $      10.51     $      10.82              N/A              N/A
  Accumulation units outstanding
  at the end of period                            1,621            1,357              N/A              N/A

JNL/MCM Value Line 25 Division(707)

  Accumulation unit value:
    Beginning of period                    $      11.42     $      10.81              N/A              N/A
    End of period                          $      15.55     $      11.42              N/A              N/A
  Accumulation units outstanding
  at the end of period                           37,758            1,340              N/A              N/A

JNL/MCM JNL 5 Division(700)

  Accumulation unit value:
    Beginning of period                    $      10.90     $      10.20              N/A              N/A
    End of period                          $      11.83     $      10.90              N/A              N/A
  Accumulation units outstanding
  at the end of period                           48,355            3,238              N/A              N/A

JNL/MCM VIP Division(722)

  Accumulation unit value:
    Beginning of period                    $      11.07     $      10.74              N/A              N/A
    End of period                          $      11.92     $      11.07              N/A              N/A
  Accumulation units outstanding
  at the end of period                            8,090               78              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $      10.37              N/A              N/A              N/A
    End of period                          $      10.81              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            1,013              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.945%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                              2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(650)

  Accumulation unit value:
    Beginning of period                    $       8.08     $       7.35              N/A              N/A
    End of period                          $       8.26     $       8.08              N/A              N/A
  Accumulation units outstanding
  at the end of period                           24,335           27,931              N/A              N/A

JNL/FMR Capital Growth Division(685)

  Accumulation unit value:
    Beginning of period                    $      19.93     $      17.38              N/A              N/A
    End of period                          $      20.75     $      19.93              N/A              N/A
  Accumulation units outstanding
  at the end of period                           10,120            1,847              N/A              N/A

JNL/Select Large Cap Growth
Division(652)

  Accumulation unit value:
    Beginning of period                    $      24.78     $      21.84              N/A              N/A
    End of period                          $      25.44     $      24.78              N/A              N/A
  Accumulation units outstanding
  at the end of period                            6,413              254              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(448)

  Accumulation unit value:
    Beginning of period                    $      21.85     $      20.09     $      19.23              N/A
    End of period                          $      22.56     $      21.85     $      20.09              N/A
  Accumulation units outstanding
  at the end of period                            9,857            4,896                -              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                    $      18.74              N/A              N/A              N/A
    End of period                          $      20.45              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                               19              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                    $      18.37              N/A              N/A              N/A
    End of period                          $      19.36              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            1,247              N/A              N/A              N/A

JNL/Select Money Market Division(626)

  Accumulation unit value:
    Beginning of period                    $      11.61     $      11.65              N/A              N/A
    End of period                          $      11.69     $      11.61              N/A              N/A
  Accumulation units outstanding
  at the end of period                            8,239            2,130              N/A              N/A

JNL/PPM America High Yield Bond
Division(628)

  Accumulation unit value:
    Beginning of period                             N/A     $      14.79              N/A              N/A
    End of period                                   N/A     $      15.23              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A                -              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(524)

  Accumulation unit value:
    Beginning of period                    $      14.79     $      14.70              N/A              N/A
    End of period                          $      14.84     $      14.79              N/A              N/A
  Accumulation units outstanding
  at the end of period                            5,249            3,993              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(646)

  Accumulation unit value:
    Beginning of period                    $      17.68     $      17.03              N/A              N/A
    End of period                          $      17.79     $      17.68              N/A              N/A
  Accumulation units outstanding
  at the end of period                            7,687            2,206              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division(448)

  Accumulation unit value:
    Beginning of period                    $      24.47     $      22.71     $      21.40              N/A
    End of period                          $      25.46     $      24.47     $      22.71              N/A
  Accumulation units outstanding
  at the end of period                           10,307            2,917                -              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(588)

  Accumulation unit value:
    Beginning of period                    $      31.77     $      28.35              N/A              N/A
    End of period                          $      35.55     $      31.77              N/A              N/A
  Accumulation units outstanding
  at the end of period                            6,401            3,574              N/A              N/A

JNL/JPMorgan International Equity
Division(652)

  Accumulation unit value:
    Beginning of period                    $      12.79     $      10.94              N/A              N/A
    End of period                          $      13.89     $      12.79              N/A              N/A
  Accumulation units outstanding
  at the end of period                            4,374            2,714              N/A              N/A

JNL/Alger Growth Division(650)

  Accumulation unit value:
    Beginning of period                    $      16.63     $      14.82              N/A              N/A
    End of period                          $      18.31     $      16.63              N/A              N/A
  Accumulation units outstanding
  at the end of period                           12,405            5,109              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                    $      16.06              N/A              N/A              N/A
    End of period                          $      16.66              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            8,416              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(683)

  Accumulation unit value:
    Beginning of period                    $      18.71     $      16.01              N/A              N/A
    End of period                          $      18.81     $      18.71              N/A              N/A
  Accumulation units outstanding
  at the end of period                              132              272              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division(424)

  Accumulation unit value:
    Beginning of period                    $      12.15     $      11.31     $      10.74              N/A
    End of period                          $      12.68     $      12.15     $      11.31              N/A
  Accumulation units outstanding
  at the end of period                          115,074           25,167           14,776              N/A

JNL/S&P Managed Growth Division(445)

  Accumulation unit value:
    Beginning of period                    $      12.45     $      11.39     $      10.89              N/A
    End of period                          $      13.11     $      12.45     $      11.39              N/A
  Accumulation units outstanding
  at the end of period                           33,705           18,215            3,602              N/A

JNL/S&P Managed Aggressive Growth
Division(614)

  Accumulation unit value:
    Beginning of period                    $      12.22     $      11.07              N/A              N/A
    End of period                          $      13.00     $      12.22              N/A              N/A
  Accumulation units outstanding
  at the end of period                           48,277           44,599              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(556)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.27              N/A              N/A
    End of period                                   N/A     $      10.12              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A                -              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(418)

  Accumulation unit value:
    Beginning of period                    $      10.34     $       9.58     $       8.66              N/A
    End of period                          $      10.59     $      10.34     $       9.58              N/A
  Accumulation units outstanding
  at the end of period                           54,239           22,972              245              N/A

JNL/MCM S&P 400 MidCap Index
Division(418)

  Accumulation unit value:
    Beginning of period                    $      12.66     $      11.15     $      10.00              N/A
    End of period                          $      13.90     $      12.66     $      11.15              N/A
  Accumulation units outstanding
  at the end of period                           39,126           12,508              212              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(556)

  Accumulation unit value:
    Beginning of period                    $      10.08     $       9.09              N/A              N/A
    End of period                          $      11.72     $      10.08              N/A              N/A
  Accumulation units outstanding
  at the end of period                           34,088            8,643              N/A              N/A

JNL/PIMCO Total Return Bond
Division(448)

  Accumulation unit value:
    Beginning of period                    $      13.46     $      13.14     $      13.00              N/A
    End of period                          $      13.50     $      13.46     $      13.14              N/A
  Accumulation units outstanding
  at the end of period                           40,786            7,007                -              N/A

JNL/MCM Small Cap Index Division(418)

  Accumulation unit value:
    Beginning of period                    $      12.97     $      11.26     $      10.04              N/A
    End of period                          $      13.26     $      12.97     $      11.26              N/A
  Accumulation units outstanding
  at the end of period                           27,647            9,424              212              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index
Division(418)

  Accumulation unit value:
    Beginning of period                    $      13.38     $      11.42     $       9.91              N/A
    End of period                          $      14.87     $      13.38     $      11.42              N/A
  Accumulation units outstanding
  at the end of period                           26,093            9,611              214              N/A

JNL/Lazard Small Cap Value Division(650)

  Accumulation unit value:
    Beginning of period                    $      14.10     $      12.47              N/A              N/A
    End of period                          $      14.47     $      14.10              N/A              N/A
  Accumulation units outstanding
  at the end of period                            8,928            2,799              N/A              N/A

JNL/Lazard Mid Cap Value Division(628)

  Accumulation unit value:
    Beginning of period                    $      16.61     $      14.22              N/A              N/A
    End of period                          $      17.73     $      16.61              N/A              N/A
  Accumulation units outstanding
  at the end of period                            8,244            7,386              N/A              N/A

JNL/MCM Bond Index Division(418)

  Accumulation unit value:
    Beginning of period                    $      10.94     $      10.76     $      10.73              N/A
    End of period                          $      10.93     $      10.94     $      10.76              N/A
  Accumulation units outstanding
  at the end of period                           43,234            7,595              198              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $      12.61     $      12.27              N/A              N/A
    End of period                          $      12.57     $      12.61              N/A              N/A
  Accumulation units outstanding
  at the end of period                            5,800            3,761              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division(651)

  Accumulation unit value:
    Beginning of period                             N/A     $       9.64              N/A              N/A
    End of period                                   N/A     $      10.04              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A                -              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Dow(SM) 10 Division(418)

  Accumulation unit value:
    Beginning of period                    $       9.35     $       9.26     $       8.00              N/A
    End of period                          $       8.65     $       9.35     $       9.26              N/A
  Accumulation units outstanding
  at the end of period                           61,933           50,805              265              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(623)

  Accumulation unit value:
    Beginning of period                    $      12.89     $      11.54              N/A              N/A
    End of period                          $      13.42     $      12.89              N/A              N/A
  Accumulation units outstanding
  at the end of period                           38,791            8,282              N/A              N/A

JNL/FMR Balanced Division(524)

  Accumulation unit value:
    Beginning of period                    $       9.94     $       9.38              N/A              N/A
    End of period                          $      10.73     $       9.94              N/A              N/A
  Accumulation units outstanding
  at the end of period                           40,342           10,496              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth
Division(448)

  Accumulation unit value:
    Beginning of period                    $      11.11     $       9.61     $       8.94              N/A
    End of period                          $      12.40     $      11.11     $       9.61              N/A
  Accumulation units outstanding
  at the end of period                           17,460            2,187                -              N/A

JNL/Oppenheimer Growth Division(650)

  Accumulation unit value:
    Beginning of period                    $       8.07     $       7.38              N/A              N/A
    End of period                          $       8.64     $       8.07              N/A              N/A
  Accumulation units outstanding
  at the end of period                            7,070            5,367              N/A              N/A

JNL/Select Value Division(678)

  Accumulation unit value:
    Beginning of period                    $      16.24     $      15.16              N/A              N/A
    End of period                          $      17.23     $      16.24              N/A              N/A
  Accumulation units outstanding
  at the end of period                           15,003            1,771              N/A              N/A

JNL/MCM Global 15 Division(418)

  Accumulation unit value:
    Beginning of period                    $      11.47     $       9.13     $       8.53              N/A
    End of period                          $      12.39     $      11.47     $       9.13              N/A
  Accumulation units outstanding
  at the end of period                           55,629           18,645              249              N/A

JNL/MCM 25 Division(418)

  Accumulation unit value:
    Beginning of period                    $      11.66     $       9.75     $       8.21              N/A
    End of period                          $      11.10     $      11.66     $       9.75              N/A
  Accumulation units outstanding
  at the end of period                           64,932           41,848              259              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                    $      10.21              N/A              N/A              N/A
    End of period                          $      10.14              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            6,762              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(418)

  Accumulation unit value:
    Beginning of period                    $      17.93     $      16.24     $      14.26              N/A
    End of period                          $      19.15     $      17.93     $      16.24              N/A
  Accumulation units outstanding
  at the end of period                           25,593           11,141              149              N/A

JNL/MCM Technology Sector Division(672)

  Accumulation unit value:
    Beginning of period                    $       5.57     $       4.88              N/A              N/A
    End of period                          $       5.60     $       5.57              N/A              N/A
  Accumulation units outstanding
  at the end of period                            6,799            2,479              N/A              N/A

JNL/MCM Healthcare Sector Division(641)

  Accumulation unit value:
    Beginning of period                    $      10.49     $       9.84              N/A              N/A
    End of period                          $      11.07     $      10.49              N/A              N/A
  Accumulation units outstanding
  at the end of period                            7,712            5,169              N/A              N/A

JNL/MCM Financial Sector Division(686)

  Accumulation unit value:
    Beginning of period                    $      11.80     $      10.65              N/A              N/A
    End of period                          $      12.28     $      11.80              N/A              N/A
  Accumulation units outstanding
  at the end of period                              641            1,753              N/A              N/A

JNL/MCM Oil & Gas Sector Division(628)

  Accumulation unit value:
    Beginning of period                    $      16.93     $      14.97              N/A              N/A
    End of period                          $      22.71     $      16.93              N/A              N/A
  Accumulation units outstanding
  at the end of period                           18,042            5,497              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                    $       4.50              N/A              N/A              N/A
    End of period                          $       4.39              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            1,230              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(418)

  Accumulation unit value:
    Beginning of period                    $       9.70     $       8.40     $       7.36              N/A
    End of period                          $      13.05     $       9.70     $       8.40              N/A
  Accumulation units outstanding
  at the end of period                           77,137           25,260              289              N/A

JNL/AIM Premier Equity II Division(524)

  Accumulation unit value:
    Beginning of period                             N/A     $       9.48              N/A              N/A
    End of period                                   N/A     $       9.11              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A                -              N/A              N/A

JNL/AIM Small Cap Growth Division(588)

  Accumulation unit value:
    Beginning of period                    $      11.72     $      11.10              N/A              N/A
    End of period                          $      12.47     $      11.72              N/A              N/A
  Accumulation units outstanding
  at the end of period                              576              455              N/A              N/A

JNL/AIM Large Cap Growth Division(556)

  Accumulation unit value:
    Beginning of period                    $      10.99     $      10.58              N/A              N/A
    End of period                          $      11.56     $      10.99              N/A              N/A
  Accumulation units outstanding
  at the end of period                            7,925            5,082              N/A              N/A

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                    $      11.24              N/A              N/A              N/A
    End of period                          $      11.55              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            1,136              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(936)

  Accumulation unit value:
    Beginning of period                    $      10.51              N/A              N/A              N/A
    End of period                          $      11.24              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            1,479              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division(936)

  Accumulation unit value:
    Beginning of period                    $      10.26              N/A              N/A              N/A
    End of period                          $      10.89              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            1,505              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                    $       9.27              N/A              N/A              N/A
    End of period                          $      10.50              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           11,698              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(721)

  Accumulation unit value:
    Beginning of period                    $      11.42     $      10.86              N/A              N/A
    End of period                          $      15.54     $      11.42              N/A              N/A
  Accumulation units outstanding
  at the end of period                           50,008               52              N/A              N/A

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                    $      10.90     $       9.87              N/A              N/A
    End of period                          $      11.82     $      10.90              N/A              N/A
  Accumulation units outstanding
  at the end of period                          264,396            8,222              N/A              N/A

JNL/MCM VIP Division(681)

  Accumulation unit value:
    Beginning of period                    $      11.07     $       9.87              N/A              N/A
    End of period                          $      11.91     $      11.07              N/A              N/A
  Accumulation units outstanding
  at the end of period                           37,060            3,261              N/A              N/A

JNL/S&P Managed Moderate Division(719)

  Accumulation unit value:
    Beginning of period                    $      10.49     $      10.36              N/A              N/A
    End of period                          $      10.80     $      10.49              N/A              N/A
  Accumulation units outstanding
  at the end of period                           40,496           14,775              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative
Division(706)

  Accumulation unit value:
    Beginning of period                    $      10.30     $      10.16              N/A              N/A
    End of period                          $      10.48     $      10.30              N/A              N/A
  Accumulation units outstanding
  at the end of period                           17,283           17,089              N/A              N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.95%

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(368)

  Accumulation unit value:
    Beginning of period                    $       8.07     $       7.40     $       6.66              N/A
    End of period                          $       8.25     $       8.07     $       7.40              N/A
  Accumulation units outstanding
  at the end of period                          156,409          154,568           40,569              N/A

JNL/FMR Capital Growth Division(453)

  Accumulation unit value:
    Beginning of period                    $      19.92     $      17.22     $      16.82              N/A
    End of period                          $      20.74     $      19.92     $      17.22              N/A
  Accumulation units outstanding
  at the end of period                           10,224            2,006              345              N/A

JNL/Select Large Cap Growth
Division(153)

  Accumulation unit value:
    Beginning of period                    $      24.80     $      22.65     $      17.04            17.26
    End of period                          $      25.46     $      24.80     $      22.65            17.04
  Accumulation units outstanding
  at the end of period                           11,228           17,320            2,264                -

JNL/Select Global Growth Division(724)

  Accumulation unit value:
    Beginning of period                    $      22.01     $      21.71              N/A              N/A
    End of period                          $      22.00     $      22.01              N/A              N/A
  Accumulation units outstanding
  at the end of period                            5,444              537              N/A              N/A

JNL/Select Balanced Division(273)

  Accumulation unit value:
    Beginning of period                    $      21.84     $      20.09     $      16.38              N/A
    End of period                          $      22.55     $      21.84     $      20.09              N/A
  Accumulation units outstanding
  at the end of period                           55,009           26,463           13,316              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division(548)

  Accumulation unit value:
    Beginning of period                    $      19.15     $      17.54              N/A              N/A
    End of period                          $      20.43     $      19.15              N/A              N/A
  Accumulation units outstanding
  at the end of period                            3,898              842              N/A              N/A

JNL/Putnam Value Equity Division(273)

  Accumulation unit value:
    Beginning of period                    $      18.80     $      17.47     $      13.63              N/A
    End of period                          $      19.35     $      18.80     $      17.47              N/A
  Accumulation units outstanding
  at the end of period                            8,469            5,300            2,074              N/A

JNL/Select Money Market Division(332)

  Accumulation unit value:
    Beginning of period                    $      11.60     $      11.74     $      11.85              N/A
    End of period                          $      11.69     $      11.60     $      11.74              N/A
  Accumulation units outstanding
  at the end of period                           20,719           14,636           23,324              N/A

JNL/PPM America High Yield Bond
Division(218)

  Accumulation unit value:
    Beginning of period                             N/A     $      14.78     $      12.70     $      12.22
    End of period                                   N/A     $      15.22     $      14.78     $      12.70
  Accumulation units outstanding
  at the end of period                              N/A                -           16,345                -

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(273)

  Accumulation unit value:
    Beginning of period                    $      14.78     $      14.51     $      14.66              N/A
    End of period                          $      14.84     $      14.78     $      14.51              N/A
  Accumulation units outstanding
  at the end of period                           65,938           27,677            7,905              N/A

JNL/Salomon Brothers Strategic
Bond Division(218)

  Accumulation unit value:
    Beginning of period                    $      17.67     $      16.85     $      15.13     $      14.57
    End of period                          $      17.78     $      17.67     $      16.85     $      15.13
  Accumulation units outstanding
  at the end of period                           70,968           31,648           10,209                -

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division(273)

  Accumulation unit value:
    Beginning of period                    $      24.46     $      22.70     $      17.21              N/A
    End of period                          $      25.45     $      24.46     $      22.70              N/A
  Accumulation units outstanding
  at the end of period                           63,656           39,044           16,039              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(153)

  Accumulation unit value:
    Beginning of period                    $      31.73     $      27.42     $      20.17     $      20.85
    End of period                          $      35.51     $      31.73     $      27.42     $      20.17
  Accumulation units outstanding
  at the end of period                           49,406           28,688            9,173                -

JNL/JPMorgan International Equity
Division(346)

  Accumulation unit value:
    Beginning of period                    $      12.79     $      11.21     $       9.66              N/A
    End of period                          $      13.88     $      12.79     $      11.21              N/A
  Accumulation units outstanding
  at the end of period                           22,817            6,827           13,238              N/A

JNL/Alger Growth Division(297)

  Accumulation unit value:
    Beginning of period                    $      16.59     $      16.11     $      12.25              N/A
    End of period                          $      18.27     $      16.59     $      16.11              N/A
  Accumulation units outstanding
  at the end of period                           16,416            7,887           17,332              N/A

JNL/Eagle Core Equity Division(273)

  Accumulation unit value:
    Beginning of period                    $      16.42     $      15.75     $      12.47              N/A
    End of period                          $      16.65     $      16.42     $      15.75              N/A
  Accumulation units outstanding
  at the end of period                           21,291           16,328            7,408              N/A

JNL/Eagle SmallCap Equity Division(218)

  Accumulation unit value:
    Beginning of period                    $      18.70     $      16.05     $      11.69     $      11.20
    End of period                          $      18.80     $      18.70     $      16.05     $      11.69
  Accumulation units outstanding
  at the end of period                            9,572           14,259            3,864                -

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division(276)

  Accumulation unit value:
    Beginning of period                    $      12.15     $      11.30     $       9.49              N/A
    End of period                          $      12.68     $      12.15     $      11.30              N/A
  Accumulation units outstanding
  at the end of period                          714,724          294,370          157,271              N/A

JNL/S&P Managed Growth Division(387)

  Accumulation unit value:
    Beginning of period                    $      12.44     $      11.39     $      10.30              N/A
    End of period                          $      13.11     $      12.44     $      11.39              N/A
  Accumulation units outstanding
  at the end of period                          801,751          718,229          175,682              N/A

JNL/S&P Managed Aggressive Growth
Division(344)

  Accumulation unit value:
    Beginning of period                    $      12.22     $      11.06     $       9.77              N/A
    End of period                          $      13.00     $      12.22     $      11.06              N/A
  Accumulation units outstanding
  at the end of period                          122,106           86,407           13,646              N/A

JNL/S&P Very Aggressive Growth
Division I(102)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.67     $       8.33     $      10.62
    End of period                                   N/A     $      10.88     $      10.67     $       8.33
  Accumulation units outstanding
  at the end of period                              N/A                -                -                -

JNL/S&P Equity Growth Division I(377)

  Accumulation unit value:
    Beginning of period                             N/A     $       9.97     $       8.93              N/A
    End of period                                   N/A     $      10.12     $       9.97              N/A
  Accumulation units outstanding
  at the end of period                              N/A                -           11,475              N/A

JNL/S&P Equity Aggressive Growth
Division I(410)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.19     $       9.33              N/A
    End of period                                   N/A     $      10.37     $      10.19              N/A
  Accumulation units outstanding
  at the end of period                              N/A                -            2,394              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(218)

  Accumulation unit value:
    Beginning of period                    $      10.34     $       9.58     $       7.65     $       7.86
    End of period                          $      10.59     $      10.34     $       9.58     $       7.65
  Accumulation units outstanding
  at the end of period                          472,948          289,413           94,353                -

JNL/MCM S&P 400 MidCap Index
Division(312)

  Accumulation unit value:
    Beginning of period                    $      12.66     $      11.15     $       8.29              N/A
    End of period                          $      13.90     $      12.66     $      11.15              N/A
  Accumulation units outstanding
  at the end of period                          273,444          169,832           50,154              N/A

JNL/Alliance Capital Growth
Division(297)

  Accumulation unit value:
    Beginning of period                    $       9.56     $       9.17     $       7.52              N/A
    End of period                          $       8.68     $       9.56     $       9.17              N/A
  Accumulation units outstanding
  at the end of period                                -           13,519           38,407              N/A

JNL/JPMorgan International Value
Division(411)

  Accumulation unit value:
    Beginning of period                    $      10.08     $       8.39     $       7.33              N/A
    End of period                          $      11.72     $      10.08     $       8.39              N/A
  Accumulation units outstanding
  at the end of period                           86,818           61,881           18,045              N/A

JNL/PIMCO Total Return Bond
Division(153)

  Accumulation unit value:
    Beginning of period                    $      13.45     $      13.14     $      12.78     $      12.26
    End of period                          $      13.50     $      13.45     $      13.14     $      12.78
  Accumulation units outstanding
  at the end of period                          182,507          112,184           28,962                -

JNL/MCM Small Cap Index Division(312)

  Accumulation unit value:
    Beginning of period                    $      12.97     $      11.26     $       7.89              N/A
    End of period                          $      13.26     $      12.97     $      11.26              N/A
  Accumulation units outstanding
  at the end of period                          162,892           87,894           26,949              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index
Division(320)

  Accumulation unit value:
    Beginning of period                    $      13.38     $      11.42     $       8.54              N/A
    End of period                          $      14.87     $      13.38     $      11.42              N/A
  Accumulation units outstanding
  at the end of period                          168,891           90,544           21,286              N/A

JNL/Lazard Small Cap Value Division(153)

  Accumulation unit value:
    Beginning of period                    $      14.09     $      12.45     $       9.15     $       9.55
    End of period                          $      14.46     $      14.09     $      12.45     $       9.15
  Accumulation units outstanding
  at the end of period                           64,204           41,982           21,995                -

JNL/Lazard Mid Cap Value Division(153)

  Accumulation unit value:
    Beginning of period                    $      16.60     $      13.57     $      10.74     $      10.96
    End of period                          $      17.71     $      16.60     $      13.57     $      10.74
  Accumulation units outstanding
  at the end of period                           74,441           31,445            7,158                -

JNL/MCM Bond Index Division(312)

  Accumulation unit value:
    Beginning of period                    $      10.93     $      10.76     $      10.69              N/A
    End of period                          $      10.92     $      10.93     $      10.76              N/A
  Accumulation units outstanding
  at the end of period                          299,033          172,436           67,745              N/A

JNL/S&P Core Index 100 Division(297)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.18     $       8.34              N/A
    End of period                                   N/A     $      10.33     $      10.18              N/A
  Accumulation units outstanding
  at the end of period                              N/A                -           13,916              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $      12.60     $      12.26              N/A              N/A
    End of period                          $      12.57     $      12.60              N/A              N/A
  Accumulation units outstanding
  at the end of period                           81,767           57,641              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division(484)

  Accumulation unit value:
    Beginning of period                             N/A     $       9.88     $       9.86              N/A
    End of period                                   N/A     $      10.04     $       9.88              N/A
  Accumulation units outstanding
  at the end of period                              N/A                -            1,701              N/A

JNL/S&P Core Index 75 Division(521)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.27              N/A              N/A
    End of period                                   N/A     $      10.22              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A                -              N/A              N/A

JNL/MCM Dow(SM) 10 Division(300)

  Accumulation unit value:
    Beginning of period                    $       9.34     $       9.26     $       6.82              N/A
    End of period                          $       8.64     $       9.34     $       9.26              N/A
  Accumulation units outstanding
  at the end of period                          796,751          400,721          131,275              N/A

JNL/Putnam Midcap Growth Division(389)

  Accumulation unit value:
    Beginning of period                    $       7.39     $       6.35     $       5.63              N/A
    End of period                          $       8.12     $       7.39     $       6.35              N/A
  Accumulation units outstanding
  at the end of period                           15,833            8,025            2,459              N/A

JNL/T. Rowe Price Value Division(153)

  Accumulation unit value:
    Beginning of period                    $      12.88     $      11.40     $       8.95     $       9.19
    End of period                          $      13.41     $      12.88     $      11.40     $       8.95
  Accumulation units outstanding
  at the end of period                          153,432          133,471           50,846                -

JNL/FMR Balanced Division(273)

  Accumulation unit value:
    Beginning of period                    $       9.94     $       9.26     $       8.14              N/A
    End of period                          $      10.73     $       9.94     $       9.26              N/A
  Accumulation units outstanding
  at the end of period                           46,330           35,671           21,242              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth
Division(346)

  Accumulation unit value:
    Beginning of period                    $      11.11     $       9.61     $       7.80              N/A
    End of period                          $      12.39     $      11.11     $       9.61              N/A
  Accumulation units outstanding
  at the end of period                           89,963           74,783           20,933              N/A

JNL/Oppenheimer Growth Division(411)

  Accumulation unit value:
    Beginning of period                    $       8.04     $       7.87     $       7.81              N/A
    End of period                          $       8.61     $       8.04     $       7.87              N/A
  Accumulation units outstanding
  at the end of period                           26,945           14,308            5,376              N/A

JNL/Select Value Division(413)

  Accumulation unit value:
    Beginning of period                    $      16.24     $      14.43     $      13.10              N/A
    End of period                          $      17.23     $      16.24     $      14.43              N/A
  Accumulation units outstanding
  at the end of period                           33,256           28,459            9,439              N/A

JNL/MCM Global 15 Division(300)

  Accumulation unit value:
    Beginning of period                    $      11.46     $       9.13     $       6.14              N/A
    End of period                          $      12.39     $      11.46     $       9.13              N/A
  Accumulation units outstanding
  at the end of period                          568,256          227,316           61,879              N/A

JNL/MCM 25 Division(300)

  Accumulation unit value:
    Beginning of period                    $      11.65     $       9.75     $       6.95              N/A
    End of period                          $      11.09     $      11.65     $       9.75              N/A
  Accumulation units outstanding
  at the end of period                          559,154          255,800           84,346              N/A

JNL/MCM Consumer Brands Sector
Division(609)

  Accumulation unit value:
    Beginning of period                    $      10.59     $       9.69              N/A              N/A
    End of period                          $      10.14     $      10.59              N/A              N/A
  Accumulation units outstanding
  at the end of period                           12,404               55              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(300)

  Accumulation unit value:
    Beginning of period                    $      17.92     $      16.23     $      11.29              N/A
    End of period                          $      19.15     $      17.92     $      16.23              N/A
  Accumulation units outstanding
  at the end of period                          329,377          143,055           52,097              N/A

JNL/MCM Technology Sector Division(544)

  Accumulation unit value:
    Beginning of period                    $       5.57     $       5.44              N/A              N/A
    End of period                          $       5.60     $       5.57              N/A              N/A
  Accumulation units outstanding
  at the end of period                           96,691           19,854              N/A              N/A

JNL/MCM Healthcare Sector Division(495)

  Accumulation unit value:
    Beginning of period                    $      10.49     $      10.44              N/A              N/A
    End of period                          $      11.07     $      10.49              N/A              N/A
  Accumulation units outstanding
  at the end of period                           86,044           23,886              N/A              N/A

JNL/MCM Financial Sector Division(495)

  Accumulation unit value:
    Beginning of period                    $      11.80     $      10.69              N/A              N/A
    End of period                          $      12.28     $      11.80              N/A              N/A
  Accumulation units outstanding
  at the end of period                           48,835           19,412              N/A              N/A

JNL/MCM Oil & Gas Sector Division(495)

  Accumulation unit value:
    Beginning of period                    $      16.93     $      13.07              N/A              N/A
    End of period                          $      22.71     $      16.93              N/A              N/A
  Accumulation units outstanding
  at the end of period                           80,371           19,816              N/A              N/A

JNL/MCM Communications Sector
Division(609)

  Accumulation unit value:
    Beginning of period                    $       4.43     $       3.96              N/A              N/A
    End of period                          $       4.39     $       4.43              N/A              N/A
  Accumulation units outstanding
  at the end of period                           13,207           13,270              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(300)

  Accumulation unit value:
    Beginning of period                    $       9.69     $       8.40     $       7.15              N/A
    End of period                          $      13.05     $       9.69     $       8.40              N/A
  Accumulation units outstanding
  at the end of period                          609,846          291,617           94,115              N/A

JNL/AIM Premier Equity II Division(297)

  Accumulation unit value:
    Beginning of period                             N/A     $       9.32     $       7.53              N/A
    End of period                                   N/A     $       9.10     $       9.32              N/A
  Accumulation units outstanding
  at the end of period                              N/A                -            6,460              N/A

JNL/AIM Small Cap Growth Division(346)

  Accumulation unit value:
    Beginning of period                    $      11.72     $      11.19     $       9.49              N/A
    End of period                          $      12.47     $      11.72     $      11.19              N/A
  Accumulation units outstanding
  at the end of period                           53,594           38,850           19,461              N/A

JNL/AIM Large Cap Growth Division(153)

  Accumulation unit value:
    Beginning of period                    $      10.99     $      10.19     $       7.99     $       8.39
    End of period                          $      11.56     $      10.99     $      10.19     $       7.99
  Accumulation units outstanding
  at the end of period                           41,381           27,566           10,724                -

JNL/AIM Real Estate Division(874)

  Accumulation unit value:
    Beginning of period                    $      11.28              N/A              N/A              N/A
    End of period                          $      11.55              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           22,762              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(850)

  Accumulation unit value:
    Beginning of period                    $      10.65              N/A              N/A              N/A
    End of period                          $      11.24              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           12,635              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division(897)

  Accumulation unit value:
    Beginning of period                    $      10.73              N/A              N/A              N/A
    End of period                          $      10.89              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            5,679              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(709)

  Accumulation unit value:
    Beginning of period                    $      10.82     $      10.47              N/A              N/A
    End of period                          $      10.50     $      10.82              N/A              N/A
  Accumulation units outstanding
  at the end of period                           48,340            5,822              N/A              N/A

JNL/MCM Value Line 25 Division(689)

  Accumulation unit value:
    Beginning of period                    $      11.42     $       9.56              N/A              N/A
    End of period                          $      15.54     $      11.42              N/A              N/A
  Accumulation units outstanding
  at the end of period                          291,505           15,685              N/A              N/A

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                    $      10.90     $       9.98              N/A              N/A
    End of period                          $      11.82     $      10.90              N/A              N/A
  Accumulation units outstanding
  at the end of period                        1,343,287          164,606              N/A              N/A

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                    $      11.07     $      10.53              N/A              N/A
    End of period                          $      11.91     $      11.07              N/A              N/A
  Accumulation units outstanding
  at the end of period                          306,229           13,576              N/A              N/A

JNL/S&P Managed Moderate Division(724)

  Accumulation unit value:
    Beginning of period                    $      10.49     $      10.38              N/A              N/A
    End of period                          $      10.80     $      10.49              N/A              N/A
  Accumulation units outstanding
  at the end of period                          387,580              192              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                    $      10.30     $       9.96              N/A              N/A
    End of period                          $      10.48     $      10.30              N/A              N/A
  Accumulation units outstanding
  at the end of period                          128,462           20,214              N/A              N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.955%

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(637)

  Accumulation unit value:
    Beginning of period                    $       8.07     $       7.16              N/A              N/A
    End of period                          $       8.25     $       8.07              N/A              N/A
  Accumulation units outstanding
  at the end of period                                -              345              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(682)

  Accumulation unit value:
    Beginning of period                    $      21.83     $      20.63              N/A              N/A
    End of period                          $      22.54     $      21.83              N/A              N/A
  Accumulation units outstanding
  at the end of period                                -              362              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(682)

  Accumulation unit value:
    Beginning of period                       $14.77           $14.72             N/A              N/A
    End of period                             $14.83           $14.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,072            1,015             N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(682)

  Accumulation unit value:
    Beginning of period                       $17.66           $17.31             N/A              N/A
    End of period                             $17.77           $17.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                           898            1,294             N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(626)

  Accumulation unit value:
    Beginning of period                       $31.73           $26.75             N/A              N/A
    End of period                             $35.51           $31.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                           456              582             N/A              N/A

JNL/JPMorgan International Equity
Division(626)

  Accumulation unit value:
    Beginning of period                       $12.78           $10.72             N/A              N/A
    End of period                             $13.87           $12.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,451             N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.21           $11.24             N/A              N/A
    End of period                             $12.99           $12.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                             -              211             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(626)

  Accumulation unit value:
    Beginning of period                       $10.34            $9.28             N/A              N/A
    End of period                             $10.58           $10.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,780            6,575             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(631)

  Accumulation unit value:
    Beginning of period                       $12.66           $11.12             N/A              N/A
    End of period                             $13.90           $12.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,568            2,059             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/PIMCO Total Return Bond Division(682)

  Accumulation unit value:
    Beginning of period                       $13.45           $13.42             N/A              N/A
    End of period                             $13.49           $13.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,176            1,113             N/A              N/A

JNL/MCM Small Cap Index Division(631)

  Accumulation unit value:
    Beginning of period                       $12.97           $11.06             N/A              N/A
    End of period                             $13.26           $12.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                           583              996             N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index Division(631)

  Accumulation unit value:
    Beginning of period                       $13.38           $11.42             N/A              N/A
    End of period                             $14.87           $13.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                           519              948             N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/MCM Bond Index Division(682)

  Accumulation unit value:
    Beginning of period                       $10.93           $10.95             N/A              N/A
    End of period                             $10.92           $10.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                           728              682             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(682)

  Accumulation unit value:
    Beginning of period                       $12.59           $12.34             N/A              N/A
    End of period                             $12.55           $12.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                           640            1,210             N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/S&P Core Index 75 Division(637)

  Accumulation unit value:
    Beginning of period                          N/A          $  9.72             N/A              N/A
    End of period                                N/A          $ 10.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              -               N/A              N/A

JNL/MCM Dow(SM) 10 Division(626)

  Accumulation unit value:
    Beginning of period                       $ 9.34          $  8.57             N/A              N/A
    End of period                             $ 8.64          $  9.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,732            7,803             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/T. Rowe Price Value Division(626)

  Accumulation unit value:
    Beginning of period                       $12.88          $ 11.40             N/A              N/A
    End of period                             $13.41          $ 12.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                             -            1,365             N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/MCM Global 15 Division(682)

  Accumulation unit value:
    Beginning of period                       $11.46           $10.23             N/A              N/A
    End of period                             $12.38           $11.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,716            5,440             N/A              N/A

JNL/MCM 25 Division(682)

  Accumulation unit value:
    Beginning of period                       $11.65           $10.56             N/A              N/A
    End of period                             $11.09           $11.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,561            5,263             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(626)

  Accumulation unit value:
    Beginning of period                       $17.92          $ 14.48             N/A              N/A
    End of period                             $19.14          $ 17.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,688            4,311             N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                       $10.60              N/A             N/A              N/A
    End of period                             $11.06              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           300              N/A             N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                       $11.14              N/A             N/A              N/A
    End of period                             $12.27              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                          428               N/A             N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $19.71              N/A             N/A              N/A
    End of period                             $22.69              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           372              N/A             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(682)

  Accumulation unit value:
    Beginning of period                       $ 9.69           $ 8.68             N/A              N/A
    End of period                             $13.05           $ 9.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,098            6,686             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/AIM Real Estate Division(928)

  Accumulation unit value:
    Beginning of period                       $10.57              N/A             N/A              N/A
    End of period                             $11.55              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           451              N/A             N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $13.55              N/A             N/A              N/A
    End of period                             $15.54              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,219              N/A             N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $11.15              N/A             N/A              N/A
    End of period                             $11.82              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,848              N/A             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                          N/A               N/A            N/A              N/A
    End of period                                N/A               N/A            N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A               N/A            N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                          N/A               N/A            N/A              N/A
    End of period                                N/A               N/A            N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A               N/A            N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.96%

INVESTMENT DIVISIONS                        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                               2005            2004             2003            2002
                                            ------------    ------------    ------------    ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
 Division(118)

  Accumulation unit value:
    Beginning of period                     $      8.07     $      7.39     $      5.84     $      7.46
    End of period                           $      8.25     $      8.07     $      7.39     $      5.84
  Accumulation units outstanding
  at the end of period                           69,651          80,240          84,242           9,986

JNL/FMR Capital Growth Division(117)

  Accumulation unit value:
    Beginning of period                     $     19.91     $     17.20     $     12.93     $     16.50
    End of period                           $     20.72     $     19.91     $     17.20     $     12.93
  Accumulation units outstanding
  at the end of period                           22,848          26,174          21,273           7,569

JNL/Select Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                     $     24.74     $     22.60     $     17.01     $     21.57
    End of period                           $     25.40     $     24.74     $     22.60     $     17.01
  Accumulation units outstanding
  at the end of period                           29,928          69,043          34,029           7,823

JNL/Select Global Growth Division(719)

  Accumulation unit value:
    Beginning of period                     $     21.99     $     21.93             N/A             N/A
    End of period                           $     21.98     $     21.99             N/A             N/A
  Accumulation units outstanding
  at the end of period                            1,730           4,632             N/A             N/A

JNL/Select Balanced Division(110)

  Accumulation unit value:
    Beginning of period                     $     21.82     $     20.07     $     16.83     $     18.02
    End of period                           $     22.53     $     21.82     $     20.07     $     16.83
  Accumulation units outstanding
  at the end of period                          121,878         134,124         102,882          34,008

INVESTMENT DIVISIONS                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                             2005           2004             2003            2002
                                         -----------     -----------     -----------     ------------
JNL/Putnam Equity Division(114)

  Accumulation unit value:
    Beginning of period                  $     19.13     $     17.26     $     13.84     $     16.75
    End of period                        $     20.40     $     19.13     $     17.26     $     13.84
  Accumulation units outstanding
  at the end of period                         8,826          10,888          12,169           4,337

JNL/Putnam Value Equity Division(107)

  Accumulation unit value:
    Beginning of period                  $     18.79     $     17.45     $     14.29     $     17.54
    End of period                        $     19.33     $     18.79     $     17.45     $     14.29
  Accumulation units outstanding
  at the end of period                        35,045          46,507          38,737          24,452

JNL/Select Money Market Division(116)

  Accumulation unit value:
    Beginning of period                  $     11.59     $     11.73     $     11.91     $     11.98
    End of period                        $     11.68     $     11.59     $     11.73     $     11.91
  Accumulation units outstanding
  at the end of period                       338,262         124,878          79,246         104,785

JNL/PPM America High Yield Bond
Division(107)

  Accumulation unit value:
    Beginning of period                          N/A     $     14.77     $     12.69     $     12.84
    End of period                                N/A     $     15.21     $     14.77     $     12.69
  Accumulation units outstanding
  at the end of period                           N/A               -         231,268          67,853

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(114)

  Accumulation unit value:
    Beginning of period                  $     14.76     $     14.50     $     14.61     $     13.52
    End of period                        $     14.82     $     14.76     $     14.50     $     14.61
  Accumulation units outstanding
  at the end of period                       109,897         120,766         136,335          54,697

JNL/Salomon Brothers Strategic
Bond Division(114)

  Accumulation unit value:
    Beginning of period                  $     17.65     $     16.84     $     15.12     $     14.55
    End of period                        $     17.76     $     17.65     $     16.84     $     15.12
  Accumulation units outstanding
  at the end of period                       141,865          73,406          62,880           9,686

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          -----------     ------------    -----------     -----------
JNL/T. Rowe Price Established
Growth Division(110)

  Accumulation unit value:
    Beginning of period                   $     24.43     $     22.68     $     17.71     $     21.13
    End of period                         $     25.42     $     24.43     $     22.68     $     17.71
  Accumulation units outstanding
  at the end of period                        103,579         104,596          70,605          27,437

JNL/T. Rowe Price Mid-Cap Growth
Division(107)

  Accumulation unit value:
    Beginning of period                   $     31.72     $     27.40     $     20.16     $     25.65
    End of period                         $     35.49     $     31.72     $     27.40     $     20.16
  Accumulation units outstanding
  at the end of period                         96,026         130,167         108,881          37,470

JNL/JPMorgan International Equity
Division(113)

  Accumulation unit value:
    Beginning of period                   $     12.77     $     11.20     $      8.88     $     11.27
    End of period                         $     13.86     $     12.77     $     11.20     $      8.88
  Accumulation units outstanding
  at the end of period                         81,759          61,743         130,042          58,569

JNL/Alger Growth Division(111)

  Accumulation unit value:
    Beginning of period                   $     16.57     $     16.03     $     12.13     $     16.57
    End of period                         $     18.25     $     16.57     $     16.03     $     12.13
  Accumulation units outstanding
  at the end of period                         87,814          91,202         103,888          46,048

JNL/Eagle Core Equity Division(111)

  Accumulation unit value:
    Beginning of period                   $     16.41     $     15.74     $     12.89     $     16.04
    End of period                         $     16.63     $     16.41     $     15.74     $     12.89
  Accumulation units outstanding
  at the end of period                         77,535          80,560          65,672          29,226

JNL/Eagle SmallCap Equity Division(111)

  Accumulation unit value:
    Beginning of period                   $     18.68     $     16.04     $     11.69     $     16.15
    End of period                         $     18.78     $     18.68     $     16.04     $     11.69
  Accumulation units outstanding
  at the end of period                         30,275          35,160          63,447          15,846

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                              2005           2004             2003            2002
                                          ------------   ------------     ------------    -----------
JNL/S&P Managed Moderate Growth
Division(117)

  Accumulation unit value:
    Beginning of period                   $     12.14     $     11.30     $      9.79     $     10.79
    End of period                         $     12.67     $     12.14     $     11.30     $      9.79
  Accumulation units outstanding
  at the end of period                        501,150         557,655         503,663         362,628

JNL/S&P Managed Growth Division(107)

  Accumulation unit value:
    Beginning of period                   $     12.43     $     11.38     $      9.53     $     10.96
    End of period                         $     13.10     $     12.43     $     11.38     $      9.53
  Accumulation units outstanding
  at the end of period                      1,258,044       1,547,986       1,231,981         495,678

JNL/S&P Managed Aggressive Growth
Division(115)

  Accumulation unit value:
    Beginning of period                   $     12.21     $     11.06     $      8.89     $     10.90
    End of period                         $     12.99     $     12.21     $     11.06     $      8.89
  Accumulation units outstanding
  at the end of period                        589,700         760,158         244,257         172,156

JNL/S&P Very Aggressive Growth
Division I(118)

  Accumulation unit value:
    Beginning of period                           N/A     $     10.67     $      8.33     $     10.70
    End of period                                 N/A     $     10.87     $     10.67     $      8.33
  Accumulation units outstanding
  at the end of period                            N/A               -          34,610          26,949

JNL/S&P Equity Growth Division I(118)

  Accumulation unit value:
    Beginning of period                           N/A     $      9.96     $      7.84     $     10.09
    End of period                                 N/A     $     10.11     $      9.96     $      7.84
  Accumulation units outstanding
  at the end of period                            N/A               -         222,571          66,163

JNL/S&P Equity Aggressive Growth
Division I(118)

  Accumulation unit value:
    Beginning of period                           N/A     $     10.19     $      7.99     $     10.26
    End of period                                 N/A     $     10.37     $     10.19     $      7.99
  Accumulation units outstanding
  at the end of period                            N/A               -          43,332          14,127

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          -----------     ------------    ------------    ------------
JNL/MCM S&P 500 Index Division(117)

  Accumulation unit value:
    Beginning of period                   $     10.34     $      9.58     $      7.64     $      9.59
    End of period                         $     10.58     $     10.34     $      9.58     $      7.64
  Accumulation units outstanding
  at the end of period                        360,804         422,918         303,614         102,302

JNL/MCM S&P 400 MidCap Index
Division(117)

  Accumulation unit value:
    Beginning of period                   $     12.65     $     11.14     $      8.45     $     10.75
    End of period                         $     13.89     $     12.65     $     11.14     $      8.45
  Accumulation units outstanding
  at the end of period                        196,686         244,873         170,200          60,563

JNL/Alliance Capital Growth
Division(118)

  Accumulation unit value:
    Beginning of period                   $      9.56     $      9.17     $      7.52     $      9.90
    End of period                         $      8.68     $      9.56     $      9.17     $      7.52
  Accumulation units outstanding
  at the end of period                              -          33,075         114,670          18,349

JNL/JPMorgan International Value
Division(245)

  Accumulation unit value:
    Beginning of period                   $     10.07     $      8.38     $      6.13     $      6.08
    End of period                         $     11.71     $     10.07     $      8.38     $      6.13
  Accumulation units outstanding
  at the end of period                        136,852         198,111          32,836           2,737

JNL/PIMCO Total Return Bond
Division(110)

  Accumulation unit value:
    Beginning of period                   $     13.44     $     13.13     $     12.77     $     12.21
    End of period                         $     13.49     $     13.44     $     13.13     $     12.77
  Accumulation units outstanding
  at the end of period                        329,926         353,176         310,331         196,657

JNL/MCM Small Cap Index Division(117)

  Accumulation unit value:
    Beginning of period                   $     12.97     $     11.26     $      7.87     $     10.49
    End of period                         $     13.25     $     12.97     $     11.26     $      7.87
  Accumulation units outstanding
  at the end of period                        182,880         225,285         146,573          55,753

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005           2004            2003            2002
                                          -----------     ------------    -----------     -----------
JNL/MCM International Index
Division(118)

  Accumulation unit value:
    Beginning of period                   $     13.38     $     11.42     $      8.48     $     10.68
    End of period                         $     14.86     $     13.38     $     11.42     $      8.48
  Accumulation units outstanding
  at the end of period                        153,192         186,916         117,408          42,201

JNL/Lazard Small Cap Value
Division(113)

  Accumulation unit value:
    Beginning of period                   $     14.08     $     12.45     $      9.14     $     11.73
    End of period                         $     14.45     $     14.08     $     12.45     $      9.14
  Accumulation units outstanding
  at the end of period                        146,353         179,997         112,324          42,406

JNL/Lazard Mid Cap Value Division(111)

  Accumulation unit value:
    Beginning of period                   $     16.60     $     13.57     $     10.74     $     13.08
    End of period                         $     17.71     $     16.60     $     13.57     $     10.74
  Accumulation units outstanding
  at the end of period                        136,774         168,123         102,925          39,620

JNL/MCM Bond Index Division(118)

  Accumulation unit value:
    Beginning of period                   $     10.93     $     10.76     $     10.65     $      9.95
    End of period                         $     10.92     $     10.93     $     10.76     $     10.65
  Accumulation units outstanding
  at the end of period                        119,273         136,472          98,766          35,329

JNL/S&P Core Index 100 Division(115)

  Accumulation unit value:
    Beginning of period                           N/A     $     10.18     $      8.50     $      9.80
    End of period                                 N/A     $     10.33     $     10.18     $      8.50
  Accumulation units outstanding
  at the end of period                            N/A               -          94,228          75,715

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                   $     12.59     $     12.25             N/A             N/A
    End of period                         $     12.56     $     12.59             N/A             N/A
  Accumulation units outstanding
  at the end of period                        183,891         754,595             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005           2004            2003            2002
                                          -----------     ------------    -----------     -----------
JNL/S&P Core Index 50 Division(118)

  Accumulation unit value:
    Beginning of period                           N/A     $      9.88     $      7.69     $      9.88
    End of period                                 N/A     $     10.04     $      9.88     $      7.69
  Accumulation units outstanding
  at the end of period                            N/A               -          22,742          10,348

JNL/S&P Core Index 75 Division(118)

  Accumulation unit value:
    Beginning of period                           N/A     $     10.04     $      8.10     $      9.84
    End of period                                 N/A     $     10.21     $     10.04     $      8.10
  Accumulation units outstanding
  at the end of period                            N/A               -          69,825         109,576

JNL/MCM Dow(SM) 10 Division(110)

  Accumulation unit value:
    Beginning of period                   $      9.34     $      9.26     $      7.51     $      8.89
    End of period                         $      8.64     $      9.34     $      9.26     $      7.51
  Accumulation units outstanding
  at the end of period                        805,108         878,584         609,023         160,380

JNL/Putnam Midcap Growth Division(118)

  Accumulation unit value:
    Beginning of period                   $      7.38     $      6.35     $      4.85     $      6.56
    End of period                         $      8.12     $      7.38     $      6.35     $      4.85
  Accumulation units outstanding
  at the end of period                         46,119          69,091          56,519          35,705

JNL/T. Rowe Price Value Division(107)

  Accumulation unit value:
    Beginning of period                   $     12.88     $     11.40     $      8.95     $     11.16
    End of period                         $     13.41     $     12.88     $     11.40     $      8.95
  Accumulation units outstanding
  at the end of period                        279,732         421,158         276,707         131,107

JNL/FMR Balanced Division(110)

  Accumulation unit value:
    Beginning of period                   $      9.93     $      9.26     $      8.30     $      8.91
    End of period                         $     10.72     $      9.93     $      9.26     $      8.30
  Accumulation units outstanding
  at the end of period                        185,158         168,721         148,712          39,159

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003           2002
                                          -----------     ------------    -----------     -----------
JNL/Oppenheimer Global Growth
Division(118)

  Accumulation unit value:
    Beginning of period                   $     11.11     $      9.60     $      6.97     $      9.14
    End of period                         $     12.39     $     11.11     $      9.60     $      6.97
  Accumulation units outstanding
  at the end of period                        228,827         235,600         187,082          32,807

JNL/Oppenheimer Growth Division(118)

  Accumulation unit value:
    Beginning of period                   $      8.04     $      7.87     $      6.81     $      8.67
    End of period                         $      8.60     $      8.04     $      7.87     $      6.81
  Accumulation units outstanding
  at the end of period                         51,389          68,727          48,695          11,427

JNL/Select Value Division(237)

  Accumulation unit value:
    Beginning of period                   $     16.24     $     14.43     $     10.92     $     11.23
    End of period                         $     17.22     $     16.24     $     14.43     $     10.92
  Accumulation units outstanding
  at the end of period                         46,618          38,183          30,719           1,381

JNL/MCM Global 15 Division(118)

  Accumulation unit value:
    Beginning of period                   $     11.46     $      9.12     $      6.99     $      8.91
    End of period                         $     12.38     $     11.46     $      9.12     $      6.99
  Accumulation units outstanding
  at the end of period                        742,652         700,411         437,710         123,531

JNL/MCM 25 Division(118)

  Accumulation unit value:
    Beginning of period                   $     11.65     $      9.74     $      7.48     $      9.64
    End of period                         $     11.09     $     11.65     $      9.74     $      7.48
  Accumulation units outstanding
  at the end of period                        629,683         729,545         428,600         119,222

JNL/MCM Consumer Brands Sector
Division(512)

  Accumulation unit value:
    Beginning of period                   $     10.59     $      9.89             N/A             N/A
    End of period                         $     10.13     $     10.59             N/A             N/A
  Accumulation units outstanding
  at the end of period                         14,819          14,004             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          -----------     ------------    -----------     -----------

JNL/MCM Select Small-Cap Division(118)

  Accumulation unit value:
    Beginning of period                   $     17.91     $     16.23     $     11.18     $     15.23
    End of period                         $     19.14     $     17.91     $     16.23     $     11.18
  Accumulation units outstanding
  at the end of period                        408,169         428,370         281,329          82,650

JNL/MCM Technology Sector Division(493)

  Accumulation unit value:
    Beginning of period                   $      5.57     $      6.01             N/A             N/A
    End of period                         $      5.59     $      5.57             N/A             N/A
  Accumulation units outstanding
  at the end of period                         26,318          20,606             N/A             N/A

JNL/MCM Healthcare Sector Division(490)

  Accumulation unit value:
    Beginning of period                   $     10.48     $     10.50             N/A             N/A
    End of period                         $     11.06     $     10.48             N/A             N/A
  Accumulation units outstanding
  at the end of period                         48,733          35,663             N/A             N/A

JNL/MCM Financial Sector Division(497)

  Accumulation unit value:
    Beginning of period                   $     11.79     $     10.82             N/A             N/A
    End of period                         $     12.27     $     11.79             N/A             N/A
  Accumulation units outstanding
  at the end of period                         12,215          12,804             N/A             N/A

JNL/MCM Oil & Gas Sector Division(499)

  Accumulation unit value:
    Beginning of period                   $     16.92     $     13.37             N/A             N/A
    End of period                         $     22.69     $     16.92             N/A             N/A
  Accumulation units outstanding
  at the end of period                        106,545          24,200             N/A             N/A

JNL/MCM Communications Sector
Division(522)

  Accumulation unit value:
    Beginning of period                   $      4.43     $      4.13             N/A             N/A
    End of period                         $      4.38     $      4.43             N/A             N/A
  Accumulation units outstanding
  at the end of period                          6,745           8,822             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005           2004             2003           2002
                                          -----------     ------------    -----------     -----------

JNL/MCM  S&P(R) 10 Division(118)

  Accumulation unit value:
    Beginning of period                   $      9.69     $      8.40     $      7.20     $      9.82
    End of period                         $     13.04     $      9.69     $      8.40     $      7.20
  Accumulation units outstanding
  at the end of period                        640,597         718,455         456,102         124,970

JNL/AIM Premier Equity II Division(117)

  Accumulation unit value:
    Beginning of period                           N/A     $      9.32     $      7.75     $     10.25
    End of period                                 N/A     $      9.10     $      9.32     $      7.75
  Accumulation units outstanding
  at the end of period                            N/A               -          26,608           5,186

JNL/AIM Small Cap Growth Division(107)

  Accumulation unit value:
    Beginning of period                   $     11.72     $     11.18     $      8.24     $     10.94
    End of period                         $     12.46     $     11.72     $     11.18     $      8.24
  Accumulation units outstanding
  at the end of period                         75,222          78,193         141,076          41,184

JNL/AIM Large Cap Growth Division(113)

  Accumulation unit value:
    Beginning of period                   $     10.99     $     10.19     $      7.99     $      9.65
    End of period                         $     11.55     $     10.99     $     10.19     $      7.99
  Accumulation units outstanding
  at the end of period                        102,447         112,087          91,339          27,611

JNL/AIM Real Estate Division(831)

  Accumulation unit value:
    Beginning of period                   $     10.21             N/A             N/A             N/A
    End of period                         $     11.55             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                         19,958             N/A             N/A             N/A

JNL/Goldman Sachs Mid Cap Value
Division(849)

  Accumulation unit value:
    Beginning of period                   $     10.65             N/A             N/A             N/A
    End of period                         $     11.24             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                         18,672             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/Franklin Templeton Small Cap
Value Division(849)

  Accumulation unit value:
    Beginning of period                       $10.53              N/A             N/A              N/A
    End of period                             $10.89              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,340              N/A             N/A              N/A

JNL/MCM Nasdaq 15 Division(702)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.18             N/A              N/A
    End of period                             $10.50           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        53,286            1,092             N/A              N/A

JNL/MCM Value Line 25 Division(694)

  Accumulation unit value:
    Beginning of period                       $11.42           $10.11             N/A              N/A
    End of period                             $15.54           $11.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                       266,634           37,176             N/A              N/A

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                       $10.90            $9.70             N/A              N/A
    End of period                             $11.82           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                       322,621           92,547             N/A              N/A

JNL/MCM VIP Division(694)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.10             N/A              N/A
    End of period                             $11.91           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        52,874            1,407             N/A              N/A

JNL/S&P Managed Moderate Division(678)

  Accumulation unit value:
    Beginning of period                       $10.49            $9.97             N/A              N/A
    End of period                             $10.80           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,539             156              N/A              N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          -----------     ------------    ------------    ------------
JNL/S&P Managed Conservative
Division(682)

  Accumulation unit value:
    Beginning of period                   $     10.30     $      9.98             N/A             N/A
    End of period                         $     10.48     $     10.30             N/A             N/A
  Accumulation units outstanding
  at the end of period                          7,446           5,961             N/A             N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.97%

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005           2004             2003            2002
                                          -----------     ------------    -----------     -----------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(57)

  Accumulation unit value:
    Beginning of period                   $      8.06     $      7.39     $      5.84     $      7.37
    End of period                         $      8.24     $      8.06     $      7.39     $      5.84
  Accumulation units outstanding
  at the end of period                              -               -               -               -

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                   $     19.62             N/A             N/A             N/A
    End of period                         $     20.70             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            245             N/A             N/A             N/A

JNL/Select Large Cap Growth Division(48)

  Accumulation unit value:
    Beginning of period                   $     24.72     $     22.58     $     17.00     $     22.65
    End of period                         $     25.37     $     24.72     $     22.58     $     17.00
  Accumulation units outstanding
  at the end of period                              -               -               -               -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Select Balanced Division(48)

  Accumulation unit value:
    Beginning of period                   $     21.80     $     20.05     $     16.82     $     17.46
    End of period                         $     22.51     $     21.80     $     20.05     $     16.82
  Accumulation units outstanding
  at the end of period                          2,797           1,224             203               -

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    -----------
JNL/Putnam Equity Division(99)

  Accumulation unit value:
    Beginning of period                   $     19.11     $     17.25     $     13.82     $     17.37
    End of period                         $     20.38     $     19.11     $     17.25     $     13.82
  Accumulation units outstanding
  at the end of period                              -               -               -               -

JNL/Putnam Value Equity Division(68)

  Accumulation unit value:
    Beginning of period                   $     18.77     $     17.44     $     14.28     $     18.53
    End of period                         $     19.30     $     18.77     $     17.44     $     14.28
  Accumulation units outstanding
  at the end of period                              -               -               -               -

JNL/Select Money Market Division(54)

  Accumulation unit value:
    Beginning of period                   $     11.59     $     11.73     $     11.91     $     11.98
    End of period                         $     11.67     $     11.59     $     11.73     $     11.91
  Accumulation units outstanding
  at the end of period                          8,786           4,414               -               -

JNL/PPM America High Yield Bond
Division(41)

  Accumulation unit value:
    Beginning of period                           N/A     $     14.76     $     12.68     $     12.72
    End of period                                 N/A     $     15.19     $     14.76     $     12.68
  Accumulation units outstanding
  at the end of period                            N/A               -             271               -

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(67)

  Accumulation unit value:
    Beginning of period                   $     14.75     $     14.49     $     14.60     $     13.49
    End of period                         $     14.80     $     14.75     $     14.49     $     14.60
  Accumulation units outstanding
  at the end of period                            297             278             265               -

JNL/Salomon Brothers Strategic
Bond Division(41)

  Accumulation unit value:
    Beginning of period                   $     17.63     $     16.82     $     15.11     $     14.36
    End of period                         $     17.74     $     17.63     $     16.82     $     15.11
  Accumulation units outstanding
  at the end of period                            894             238             233               -

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/T. Rowe Price Established
Growth Division(48)

  Accumulation unit value:
    Beginning of period                   $     24.41     $     22.66     $     17.70     $     21.82
    End of period                         $     25.39     $     24.41     $     22.66     $     17.70
  Accumulation units outstanding
  at the end of period                          1,224             184             181               -

JNL/T. Rowe Price Mid-Cap Growth
Division(48)

  Accumulation unit value:
    Beginning of period                   $     31.69     $     27.38     $     20.15     $     24.58
    End of period                         $     35.45     $     31.69     $     27.38     $     20.15
  Accumulation units outstanding
  at the end of period                            444             431             148               -

JNL/JPMorgan International Equity
Division(79)

  Accumulation unit value:
    Beginning of period                   $     12.76     $     11.19     $      8.88     $     11.45
    End of period                         $     13.85     $     12.76     $     11.19     $      8.88
  Accumulation units outstanding
  at the end of period                              -               -               -               -

JNL/Alger Growth Division(48)

  Accumulation unit value:
    Beginning of period                   $     16.56     $     16.08     $     12.12     $     17.01
    End of period                         $     18.23     $     16.56     $     16.08     $     12.12
  Accumulation units outstanding
  at the end of period                            454             455               -               -

JNL/Eagle Core Equity Division(67)

  Accumulation unit value:
    Beginning of period                   $     16.39     $     15.73     $     12.88     $     16.76
    End of period                         $     16.62     $     16.39     $     15.73     $     12.88
  Accumulation units outstanding
  at the end of period                            274             274             258               -

JNL/Eagle SmallCap Equity Division(68)

  Accumulation unit value:
    Beginning of period                   $     18.67     $     16.03     $     11.68     $     15.90
    End of period                         $     18.77     $     18.67     $     16.03     $     11.68
  Accumulation units outstanding
  at the end of period                          5,151               -               -               -


INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------

JNL/S&P Managed Moderate Growth
Division(68)

  Accumulation unit value:
    Beginning of period                   $     12.13     $     11.29     $      9.78     $     11.04
    End of period                         $     12.66     $     12.13     $     11.29     $      9.78
  Accumulation units outstanding
  at the end of period                          9,592           6,578               -               -

JNL/S&P Managed Growth Division(53)

  Accumulation unit value:
    Beginning of period                   $     12.42     $     11.37     $      9.53     $     10.82
    End of period                         $     13.09     $     12.42     $     11.37     $      9.53
  Accumulation units outstanding
  at the end of period                         12,389          12,389               -               -

JNL/S&P Managed Aggressive Growth
Division(46)

  Accumulation unit value:
    Beginning of period                   $     12.20     $     11.05     $      8.89     $     10.85
    End of period                         $     12.98     $     12.20     $     11.05     $      8.89
  Accumulation units outstanding
  at the end of period                            670             565               -               -

JNL/S&P Very Aggressive Growth
Division I(87)

  Accumulation unit value:
    Beginning of period                           N/A     $     10.66     $      8.33     $     10.80
    End of period                                 N/A     $     10.86     $     10.66     $      8.33
  Accumulation units outstanding
  at the end of period                            N/A               -               -               -

JNL/S&P Equity Growth Division I(68)

  Accumulation unit value:
    Beginning of period                           N/A     $      9.95     $      7.84     $     10.43
    End of period                                 N/A     $     10.10     $      9.95     $      7.84
  Accumulation units outstanding
  at the end of period                            N/A               -               -               -

JNL/S&P Equity Aggressive Growth
Division I(74)

  Accumulation unit value:
    Beginning of period                           N/A     $     10.18     $      7.99     $     10.58
    End of period                                 N/A     $     10.36     $     10.18     $      7.99
  Accumulation units outstanding
  at the end of period                            N/A               -               -               -

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005           2004             2003           2002
                                          ------------    ------------    ------------    ------------
JNL/MCM S&P 500 Index Division(52)

  Accumulation unit value:
    Beginning of period                   $     10.34     $      9.58     $      7.64     $      9.75
    End of period                         $     10.58     $     10.34     $      9.58     $      7.64
  Accumulation units outstanding
  at the end of period                          3,777             863               -               -

JNL/MCM S&P 400 MidCap Index Division(61)

  Accumulation unit value:
    Beginning of period                   $     12.65     $     11.14     $      8.45     $     10.02
    End of period                         $     13.89     $     12.65     $     11.14     $      8.44
  Accumulation units outstanding
  at the end of period                         28,963          19,989               -               -

JNL/Alliance Capital Growth Division(41)

  Accumulation unit value:
    Beginning of period                   $      9.55     $      9.16     $      7.52     $     10.66
    End of period                         $      8.67     $      9.55     $      9.16     $      7.52
  Accumulation units outstanding
  at the end of period                              -               -               -               -

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                   $     10.33             N/A             N/A             N/A
    End of period                         $     11.70             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                         11,320             N/A             N/A             N/A

JNL/PIMCO Total Return Bond Division(43)

  Accumulation unit value:
    Beginning of period                   $     13.43     $     13.12     $     12.77     $     12.12
    End of period                         $     13.48     $     13.43     $     13.12     $     12.77
  Accumulation units outstanding
  at the end of period                          2,490           1,263             293               -

JNL/MCM Small Cap Index Division(61)

  Accumulation unit value:
    Beginning of period                   $     12.96     $     11.26     $      7.87     $      9.69
    End of period                         $     13.25     $     12.96     $     11.26     $      7.87
  Accumulation units outstanding
  at the end of period                         17,195           9,846               -               -

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------

JNL/MCM International Index Division(61)

  Accumulation unit value:
    Beginning of period                   $     13.37     $     11.41     $      8.48     $      9.69
    End of period                         $     14.86     $     13.37     $     11.41     $      8.48
  Accumulation units outstanding
  at the end of period                          2,887             711               -               -

JNL/Lazard Small Cap Value Division(71)

  Accumulation unit value:
    Beginning of period                   $     14.08     $     12.44     $      9.14     $     11.96
    End of period                         $     14.44     $     14.08     $     12.44     $      9.14
  Accumulation units outstanding
  at the end of period                              -               -               -               -

JNL/Lazard Mid Cap Value Division(41)

  Accumulation unit value:
    Beginning of period                   $     16.58     $     13.56     $     10.73     $     12.80
    End of period                         $     17.69     $     16.58     $     13.56     $     10.73
  Accumulation units outstanding
  at the end of period                          1,420             789             300               -

JNL/MCM Bond Index Division(61)

  Accumulation unit value:
    Beginning of period                   $     10.93     $     10.75     $     10.65     $     10.00
    End of period                         $     10.91     $     10.93     $     10.75     $     10.65
  Accumulation units outstanding
  at the end of period                          1,797           1,798               -               -

JNL/S&P Core Index 100 Division(91)

  Accumulation unit value:
    Beginning of period                           N/A     $     10.17     $      8.50     $      9.98
    End of period                                 N/A     $     10.32     $     10.17     $      8.50
  Accumulation units outstanding
  at the end of period                            N/A               -               -               -

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                   $     12.58     $     12.25             N/A             N/A
    End of period                         $     12.55     $     12.58             N/A             N/A
  Accumulation units outstanding
  at the end of period                          4,712             807             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------

JNL/S&P Core Index 50 Division(72)

  Accumulation unit value:
    Beginning of period                           N/A     $      9.88     $      7.69     $     10.21
    End of period                                 N/A     $     10.03     $      9.88     $      7.69
  Accumulation units outstanding
  at the end of period                            N/A               -               -               -

JNL/S&P Core Index 75 Division(67)

  Accumulation unit value:
    Beginning of period                           N/A     $     10.04     $      8.10     $     10.02
    End of period                                 N/A     $     10.21     $     10.04     $      8.10
  Accumulation units outstanding
  at the end of period                            N/A               -               -               -

JNL/MCM Dow(SM) 10 Division(76)

  Accumulation unit value:
    Beginning of period                   $      9.33     $      9.25     $      7.51     $      9.26
    End of period                         $      8.63     $      9.33     $      9.25     $      7.51
  Accumulation units outstanding
  at the end of period                          5,863           2,260               -               -

JNL/Putnam Midcap Growth Division(76)

  Accumulation unit value:
    Beginning of period                   $      7.38     $      6.34     $      4.85     $      6.88
    End of period                         $      8.11     $      7.38     $      6.34     $      4.85
  Accumulation units outstanding
  at the end of period                              -               -               -               -

JNL/T. Rowe Price Value Division(67)

  Accumulation unit value:
    Beginning of period                   $     12.87     $     11.39     $      8.95     $     11.38
    End of period                         $     13.40     $     12.87     $     11.39     $      8.95
  Accumulation units outstanding
  at the end of period                          6,701           2,197             367               -

JNL/FMR Balanced Division(67)

  Accumulation unit value:
    Beginning of period                   $      9.93     $      9.25     $      8.30     $      9.15
    End of period                         $     10.72     $      9.93     $      9.25     $      8.30
  Accumulation units outstanding
  at the end of period                          2,124           1,025               -               -

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/Oppenheimer Global Growth
Division(76)

  Accumulation unit value:
    Beginning of period                   $     11.10     $      9.60     $      6.97     $      9.36
    End of period                         $     12.38     $     11.10     $      9.60     $      6.97
  Accumulation units outstanding
  at the end of period                            748             748               -               -

JNL/Oppenheimer Growth Division(68)

  Accumulation unit value:
    Beginning of period                   $      8.04     $      7.86     $      6.81     $      8.90
    End of period                         $      8.60     $      8.04     $      7.86     $      6.81
  Accumulation units outstanding
  at the end of period                              -               -               -               -

JNL/Select Value Division(643)

  Accumulation unit value:
    Beginning of period                   $     16.23     $     14.62             N/A             N/A
    End of period                         $     17.22     $     16.23             N/A             N/A
  Accumulation units outstanding
  at the end of period                            618             618             N/A             N/A

JNL/MCM Global 15 Division(109)

  Accumulation unit value:
    Beginning of period                   $     11.45     $      9.12     $      6.98     $      8.77
    End of period                         $     12.37     $     11.45     $      9.12     $      6.98
  Accumulation units outstanding
  at the end of period                         10,925           7,319               -               -

JNL/MCM 25 Division(109)

  Accumulation unit value:
    Beginning of period                   $     11.64     $      9.74     $      7.48     $      9.50
    End of period                         $     11.08     $     11.64     $      9.74     $      7.48
  Accumulation units outstanding
  at the end of period                         67,936          43,322               -               -

JNL/MCM Consumer Brands Sector
Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/MCM Select Small-Cap Division(109)

  Accumulation unit value:
    Beginning of period                   $     17.90     $     16.22     $     11.17     $     14.88
    End of period                         $     19.12     $     17.90     $     16.22     $     11.17
  Accumulation units outstanding
  at the end of period                          1,197             500               -               -

JNL/MCM Technology Sector Division(713)

  Accumulation unit value:
    Beginning of period                   $      5.56     $      5.45             N/A             N/A
    End of period                         $      5.59     $      5.56             N/A             N/A
  Accumulation units outstanding
  at the end of period                              -               -             N/A             N/A

JNL/MCM Healthcare Sector Division(713)

  Accumulation unit value:
    Beginning of period                   $     10.47     $      9.89             N/A             N/A
    End of period                         $     11.05     $     10.47             N/A             N/A
  Accumulation units outstanding
  at the end of period                          5,421               -             N/A             N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Oil & Gas Sector Division(700)

  Accumulation unit value:
    Beginning of period                   $     16.91     $     16.19             N/A             N/A
    End of period                         $     22.68     $     16.91             N/A             N/A
  Accumulation units outstanding
  at the end of period                            953             953             N/A             N/A

JNL/MCM Communications Sector
Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/MCM  S&P(R) 10 Division(109)

  Accumulation unit value:
    Beginning of period                   $      9.68     $      8.39     $      7.20     $      9.58
    End of period                         $     13.03     $      9.68     $      8.39     $      7.20
  Accumulation units outstanding
  at the end of period                         47,602          40,292               -               -

JNL/AIM Premier Equity II Division(106)

  Accumulation unit value:
    Beginning of period                           N/A     $      9.32     $      7.75     $     10.28
    End of period                                 N/A     $      9.10     $      9.32     $      7.75
  Accumulation units outstanding
  at the end of period                            N/A               -               -               -

JNL/AIM Small Cap Growth Division(57)

  Accumulation unit value:
    Beginning of period                   $     11.72     $     11.18     $      8.24     $     10.45
    End of period                         $     12.46     $     11.72     $     11.18     $      8.24
  Accumulation units outstanding
  at the end of period                            652             653               -               -

JNL/AIM Large Cap Growth Division(57)

  Accumulation unit value:
    Beginning of period                   $     10.98     $     10.19     $      7.99     $     10.19
    End of period                         $     11.55     $     10.98     $     10.19     $      7.99
  Accumulation units outstanding
  at the end of period                              -               -               -               -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                   $     10.06             N/A             N/A             N/A
    End of period                         $     10.50             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                          9,436             N/A             N/A             N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                   $     12.03             N/A             N/A             N/A
    End of period                         $     15.54             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                         10,929             N/A             N/A             N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                   $     11.77             N/A             N/A             N/A
    End of period                         $     11.91             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                         18,909             N/A             N/A             N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                   $     10.40             N/A             N/A             N/A
    End of period                         $     10.48             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                          2,488             N/A             N/A             N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.995%

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(118)

  Accumulation unit value:
    Beginning of period                   $      8.05     $      7.38     $      5.83     $      7.46
    End of period                         $      8.22     $      8.05     $      7.38     $      5.83
  Accumulation units outstanding
  at the end of period                         13,435          13,578           6,638             118

JNL/FMR Capital Growth
Division(118)

  Accumulation unit value:
    Beginning of period                   $     19.84     $     17.15     $     12.90     $     16.54
    End of period                         $     20.65     $     19.84     $     17.15     $     12.90
  Accumulation units outstanding
  at the end of period                          1,069           1,317           1,448             344

JNL/Select Large Cap Growth
Division(111)

  Accumulation unit value:
    Beginning of period                   $     24.66     $     22.53     $     16.97     $     21.32
    End of period                         $     25.30     $     24.66     $     22.53     $     16.97
  Accumulation units outstanding
  at the end of period                          2,807           6,676           2,474           1,831

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                   $     19.81             N/A             N/A             N/A
    End of period                         $     21.89             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                              -             N/A             N/A             N/A

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                   $     21.74     $     20.01     $     16.79     $     18.30
    End of period                         $     22.45     $     21.74     $     20.01     $     16.79
  Accumulation units outstanding
  at the end of period                         44,695          43,420          17,990           4,960

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/Putnam Equity Division(369)

  Accumulation unit value:
    Beginning of period                   $     19.07     $     17.21     $     15.57             N/A
    End of period                         $     20.33     $     19.07     $     17.21             N/A
  Accumulation units outstanding
  at the end of period                          4,154           4,539               -             N/A

JNL/Putnam Value Equity Division(111)

  Accumulation unit value:
    Beginning of period                   $     18.72     $     17.40     $     14.25     $     17.50
    End of period                         $     19.25     $     18.72     $     17.40     $     14.25
  Accumulation units outstanding
  at the end of period                          7,013           7,878           8,357           2,316

JNL/Select Money Market Division(118)

  Accumulation unit value:
    Beginning of period                   $     11.55     $     11.69     $     11.88     $     11.94
    End of period                         $     11.63     $     11.55     $     11.69     $     11.88
  Accumulation units outstanding
  at the end of period                         16,111          34,261           9,443          20,594

JNL/PPM America High Yield Bond
Division(116)

  Accumulation unit value:
    Beginning of period                           N/A     $     14.73     $     12.66     $     12.74
    End of period                                 N/A     $     15.16     $     14.73     $     12.66
  Accumulation units outstanding
  at the end of period                            N/A               -          18,345           6,399

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(117)

  Accumulation unit value:
    Beginning of period                   $     14.72     $     14.45     $     14.57     $     13.50
    End of period                         $     14.76     $     14.72     $     14.45     $     14.57
  Accumulation units outstanding
  at the end of period                         24,861          28,126          31,759          26,549

JNL/Salomon Brothers Strategic
Bond Division(118)

  Accumulation unit value:
    Beginning of period                   $     17.59     $     16.79     $     15.08     $     14.51
    End of period                         $     17.70     $     17.59     $     16.79     $     15.08
  Accumulation units outstanding
  at the end of period                         14,804          15,417          10,677           6,213

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/T. Rowe Price Established
Growth Division(111)

  Accumulation unit value:
    Beginning of period                   $     24.35     $     22.61     $     17.67     $     21.83
    End of period                         $     25.33     $     24.35     $     22.61     $     17.67
  Accumulation units outstanding
  at the end of period                         13,860          15,039           9,499           3,934

JNL/T. Rowe Price Mid-Cap Growth
Division(111)

  Accumulation unit value:
    Beginning of period                   $     31.61     $     27.32     $     20.11     $     25.73
    End of period                         $     35.35     $     31.61     $     27.32     $     20.11
  Accumulation units outstanding
  at the end of period                         11,649          13,775          21,539             451

JNL/JPMorgan International Equity
Division(184)

  Accumulation unit value:
    Beginning of period                   $     12.73     $     11.16     $      8.86     $      9.33
    End of period                         $     13.81     $     12.73     $     11.16     $      8.86
  Accumulation units outstanding
  at the end of period                          3,993           1,743           3,608           1,234

JNL/Alger Growth Division(111)

  Accumulation unit value:
    Beginning of period                   $     16.52     $     16.05     $     12.10     $     16.53
    End of period                         $     18.19     $     16.52     $     16.05     $     12.10
  Accumulation units outstanding
  at the end of period                          4,509           3,962           3,541           1,845

JNL/Eagle Core Equity Division(111)

  Accumulation unit value:
    Beginning of period                   $     16.36     $     15.70     $     12.86     $     16.01
    End of period                         $     16.58     $     16.36     $     15.70     $     12.86
  Accumulation units outstanding
  at the end of period                          9,628          11,084          12,412           5,969

JNL/Eagle SmallCap Equity Division(111)

  Accumulation unit value:
    Beginning of period                   $     18.61     $     15.98     $     11.65     $     16.12
    End of period                         $     18.70     $     18.61     $     15.98     $     11.65
  Accumulation units outstanding
  at the end of period                          4,760           4,662           1,261             882

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003             2002
                                          ------------    ------------    ------------    ------------

JNL/S&P Managed Moderate Growth
Division(118)

  Accumulation unit value:
    Beginning of period                   $     12.11     $     11.28     $      9.77     $     10.81
    End of period                         $     12.63     $     12.11     $     11.28     $      9.77
  Accumulation units outstanding
  at the end of period                        213,601         231,495         202,611          59,538

JNL/S&P Managed Growth
Division(109)

  Accumulation unit value:
    Beginning of period                   $     12.40     $     11.36     $      9.52     $     10.77
    End of period                         $     13.06     $     12.40     $     11.36     $      9.52
  Accumulation units outstanding
  at the end of period                        170,143         166,718         134,270          58,437

JNL/S&P Managed Aggressive Growth
Division(131)

  Accumulation unit value:
    Beginning of period                   $     12.18     $     11.03     $      8.88     $     10.30
    End of period                         $     12.95     $     12.18     $     11.03     $      8.88
  Accumulation units outstanding
  at the end of period                        103,790          91,906          28,011             612

JNL/S&P Very Aggressive Growth
Division I(341)

  Accumulation unit value:
    Beginning of period                           N/A     $     10.64     $      9.28             N/A
    End of period                                 N/A     $     10.85     $     10.64             N/A
  Accumulation units outstanding
  at the end of period                            N/A               -          10,506             N/A

JNL/S&P Equity Growth Division I(237)

  Accumulation unit value:
    Beginning of period                           N/A     $      9.94     $      7.83     $      8.18
    End of period                                 N/A     $     10.09     $      9.94     $      7.83
  Accumulation units outstanding
  at the end of period                            N/A               -          19,317          10,603

JNL/S&P Equity Aggressive Growth
Division I(484)

  Accumulation unit value:
    Beginning of period                           N/A     $     10.16     $     10.14             N/A
    End of period                                 N/A     $     10.34     $     10.16             N/A
  Accumulation units outstanding
  at the end of period                            N/A               -           1,946             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                   $     10.33     $      9.57     $      7.64     $      9.67
    End of period                         $     10.57     $     10.33     $      9.57     $      7.64
  Accumulation units outstanding
  at the end of period                         66,480          80,623          44,889          29,098

JNL/MCM S&P 400 MidCap Index
Division(127)

  Accumulation unit value:
    Beginning of period                   $     12.64     $     11.14     $      8.44     $     10.21
    End of period                         $     13.87     $     12.64     $     11.14     $      8.44
  Accumulation units outstanding
  at the end of period                         36,073          44,058          29,498           9,094

JNL/Alliance Capital Growth
Division(184)

  Accumulation unit value:
    Beginning of period                   $      9.53     $      9.15     $      7.51     $      8.18
    End of period                         $      8.65     $      9.53     $      9.15     $      7.51
  Accumulation units outstanding
  at the end of period                              -             723           3,470           2,240

JNL/JPMorgan International Value
Division(302)

  Accumulation unit value:
    Beginning of period                   $     10.05     $      8.37     $      5.77             N/A
    End of period                         $     11.68     $     10.05     $      8.37             N/A
  Accumulation units outstanding
  at the end of period                         22,275          22,422           2,792             N/A

JNL/PIMCO Total Return Bond
Division(118)

  Accumulation unit value:
    Beginning of period                   $     13.41     $     13.10     $     12.75     $     12.10
    End of period                         $     13.45     $     13.41     $     13.10     $     12.75
  Accumulation units outstanding
  at the end of period                         47,745          42,440          46,156          14,902

JNL/MCM Small Cap Index Division(127)

  Accumulation unit value:
    Beginning of period                   $     12.95     $     11.25     $      7.87     $      9.81
    End of period                         $     13.23     $     12.95     $     11.25     $      7.87
  Accumulation units outstanding
  at the end of period                         34,286          41,980          33,240          11,139

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/MCM International Index
Division(155)

  Accumulation unit value:
    Beginning of period                   $     13.37     $     11.42     $      8.48     $      8.92
    End of period                         $     14.85     $     13.37     $     11.42     $      8.48
  Accumulation units outstanding
  at the end of period                         33,344          34,063          18,023              49

JNL/Lazard Small Cap Value
Division(111)

  Accumulation unit value:
    Beginning of period                   $     14.05     $     12.42     $      9.13     $     12.00
    End of period                         $     14.42     $     14.05     $     12.42     $      9.13
  Accumulation units outstanding
  at the end of period                         15,074          18,140           9,499           3,027

JNL/Lazard Mid Cap Value
Division(111)

  Accumulation unit value:
    Beginning of period                   $     16.56     $     13.54     $     10.72     $     13.06
    End of period                         $     17.66     $     16.56     $     13.54     $     10.72
  Accumulation units outstanding
  at the end of period                         20,306          19,355          11,886           3,443

JNL/MCM Bond Index Division(118)

  Accumulation unit value:
    Beginning of period                   $     10.92     $     10.75     $     10.65     $      9.95
    End of period                         $     10.90     $     10.92     $     10.75     $     10.65
  Accumulation units outstanding
  at the end of period                         44,594          44,165          35,436          17,728

JNL/S&P Core Index 100 Division(117)

  Accumulation unit value:
    Beginning of period                           N/A     $     10.17     $      8.50     $      9.80
    End of period                                 N/A     $     10.32     $     10.17     $      8.50
  Accumulation units outstanding
  at the end of period                            N/A               -           6,788           1,976

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                   $     12.56     $     12.23             N/A             N/A
    End of period                         $     12.52     $     12.56             N/A             N/A
  Accumulation units outstanding
  at the end of period                         42,006          47,648             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/S&P Core Index 50 Division(118)

  Accumulation unit value:
    Beginning of period                           N/A     $      9.87     $      7.69     $      9.87
    End of period                                 N/A     $     10.03     $      9.87     $      7.69
  Accumulation units outstanding
  at the end of period                            N/A               -           1,237           7,240

JNL/S&P Core Index 75 Division(612)

  Accumulation unit value:
    Beginning of period                           N/A     $     10.08             N/A             N/A
    End of period                                 N/A     $     10.20             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A               -             N/A             N/A

JNL/MCM Dow(SM) 10 Division(111)

  Accumulation unit value:
    Beginning of period                   $      9.32     $      9.24     $      7.50     $      9.10
    End of period                         $      8.62     $      9.32     $      9.24     $      7.50
  Accumulation units outstanding
  at the end of period                         77,670         103,405          74,237          37,396

JNL/Putnam Midcap Growth Division(302)

  Accumulation unit value:
    Beginning of period                   $      7.37     $      6.64     $      4.87             N/A
    End of period                         $      8.10     $      7.37     $      6.64             N/A
  Accumulation units outstanding
  at the end of period                         16,771          11,784           5,536             N/A

JNL/T. Rowe Price Value Division(111)

  Accumulation unit value:
    Beginning of period                   $     12.86     $     11.38     $      8.94     $     11.23
    End of period                         $     13.38     $     12.86     $     11.38     $      8.94
  Accumulation units outstanding
  at the end of period                         42,721          54,012          25,208          10,813

JNL/FMR Balanced Division(118)

  Accumulation unit value:
    Beginning of period                   $      9.92     $      9.24     $      8.29     $      9.07
    End of period                         $     10.70     $      9.92     $      9.24     $      8.29
  Accumulation units outstanding
  at the end of period                         21,821          20,930          19,317          11,925

INVESTMENT DIVISIONS               DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                      2005           2004          2003          2002
                                   ------------  ------------  ------------  ------------
JNL/Oppenheimer Global Growth
Division(111)

  Accumulation unit value:
    Beginning of period             $    11.09    $     9.60    $     6.96    $     9.05
    End of period                   $    12.37    $    11.09    $     9.60    $     6.96
  Accumulation units outstanding
  at the end of period                   7,680        14,863         6,707         2,873

JNL/Oppenheimer Growth
Division(111)

  Accumulation unit value:
    Beginning of period             $     8.03    $     7.86    $     6.80    $     8.60
    End of period                   $     8.59    $     8.03    $     7.86    $     6.80
  Accumulation units outstanding
  at the end of period                   4,824         4,389         4,214           262

JNL/Select Value Division(327)

  Accumulation unit value:
    Beginning of period             $    16.23    $    14.42    $    11.55           N/A
    End of period                   $    17.20    $    16.23    $    14.42           N/A
  Accumulation units outstanding
  at the end of period                  20,127        18,493         2,940           N/A

JNL/MCM Global 15 Division(145)

  Accumulation unit value:
    Beginning of period             $    11.44    $     9.11    $     6.98    $     8.08
    End of period                   $    12.35    $    11.44    $     9.11    $     6.98
  Accumulation units outstanding
  at the end of period                  54,706        52,000        18,453         2,235

JNL/MCM 25 Division(127)

  Accumulation unit value:
    Beginning of period             $    11.62    $     9.73    $     7.47    $     9.21
    End of period                   $    11.06    $    11.62    $     9.73    $     7.47
  Accumulation units outstanding
  at the end of period                  53,654        73,170        38,000        12,500

JNL/MCM Consumer Brands Sector
Division(510)

  Accumulation unit value:
    Beginning of period             $    10.57    $     9.73           N/A           N/A
    End of period                   $    10.11    $    10.57           N/A           N/A
  Accumulation units outstanding
  at the end of period                     875           945           N/A           N/A

INVESTMENT DIVISIONS                     DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                            2005           2004          2003          2002
                                         ------------  ------------  ------------  ------------
JNL/MCM Select Small-Cap Division(127)

  Accumulation unit value:
    Beginning of period                   $    17.88    $    16.20    $    11.16    $    13.74
    End of period                         $    19.09    $    17.88    $    16.20    $    11.16
  Accumulation units outstanding
  at the end of period                        24,365        26,489        13,900         4,926

JNL/MCM Technology Sector Division(531)

  Accumulation unit value:
    Beginning of period                   $     5.56    $     5.47           N/A           N/A
    End of period                         $     5.58    $     5.56           N/A           N/A
  Accumulation units outstanding
  at the end of period                         8,142         8,794           N/A           N/A

JNL/MCM Healthcare Sector Division(481)

  Accumulation unit value:
    Beginning of period                   $    10.46    $    10.31    $    10.14           N/A
    End of period                         $    11.03    $    10.46    $    10.31           N/A
  Accumulation units outstanding
  at the end of period                         1,522         2,975           197           N/A

JNL/MCM Financial Sector Division(531)

  Accumulation unit value:
    Beginning of period                   $    11.77    $    11.33           N/A           N/A
    End of period                         $    12.24    $    11.77           N/A           N/A
  Accumulation units outstanding
  at the end of period                         1,668         1,841           N/A           N/A

JNL/MCM Oil & Gas Sector Division(481)

  Accumulation unit value:
    Beginning of period                   $    16.89    $    12.92    $    12.65           N/A
    End of period                         $    22.64    $    16.89    $    12.92           N/A
  Accumulation units outstanding
  at the end of period                         4,711         4,181           158           N/A

JNL/MCM Communications Sector
Division(531)

  Accumulation unit value:
    Beginning of period                   $     4.42    $     4.22           N/A           N/A
    End of period                         $     4.37    $     4.42           N/A           N/A
  Accumulation units outstanding
  at the end of period                        10,608        11,544           N/A           N/A

INVESTMENT DIVISIONS                     DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                             2005          2004          2003         2002
                                         ------------  ------------  ------------  ------------
JNL/MCM  S&P(R) 10 Division(127)

  Accumulation unit value:
    Beginning of period                   $     9.67    $     8.38    $     7.19    $     9.59
    End of period                         $    13.01    $     9.67    $     8.38    $     7.19
  Accumulation units outstanding
  at the end of period                        53,616        56,760        28,847         9,344

JNL/AIM Premier Equity II Division(118)

  Accumulation unit value:
    Beginning of period                          N/A    $     9.31    $     7.75    $    10.33
    End of period                                N/A    $     9.09    $     9.31    $     7.75
  Accumulation units outstanding
  at the end of period                           N/A             -         5,929           659

JNL/AIM Small Cap Growth Division(155)

  Accumulation unit value:
    Beginning of period                   $    11.71    $    11.18    $     8.24    $     7.90
    End of period                         $    12.44    $    11.71    $    11.18    $     8.24
  Accumulation units outstanding
  at the end of period                         3,582         3,421         5,411         1,172

JNL/AIM Large Cap Growth Division(152)

  Accumulation unit value:
    Beginning of period                   $    10.98    $    10.18    $     7.99    $     8.47
    End of period                         $    11.54    $    10.98    $    10.18    $     7.99
  Accumulation units outstanding
  at the end of period                        14,806        15,361         4,556         1,155

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                   $    10.74           N/A           N/A           N/A
    End of period                         $    11.55           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                           273           N/A           N/A           N/A

JNL/Goldman Sachs Mid Cap Value
Division(845)

  Accumulation unit value:
    Beginning of period                   $    10.48           N/A           N/A           N/A
    End of period                         $    11.24           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                         6,157           N/A           N/A           N/A

INVESTMENT DIVISIONS                 DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                         2005          2004          2003           2002
                                     ------------  ------------  ------------  ------------
JNL/Franklin Templeton Small Cap
Value Division(884)

  Accumulation unit value:
    Beginning of period               $    11.03           N/A       N/A           N/A
    End of period                     $    10.88           N/A       N/A           N/A
  Accumulation units outstanding
  at the end of period                       274           N/A       N/A           N/A

JNL/MCM Nasdaq 15 Division(707)

  Accumulation unit value:
    Beginning of period               $    10.82    $    10.62       N/A           N/A
    End of period                     $    10.50    $    10.82       N/A           N/A
  Accumulation units outstanding
  at the end of period                         -           289       N/A           N/A

JNL/MCM Value Line 25 Division(707)

  Accumulation unit value:
    Beginning of period               $    11.42    $    10.81       N/A           N/A
    End of period                     $    15.53    $    11.42       N/A           N/A
  Accumulation units outstanding
  at the end of period                     9,196           284       N/A           N/A

JNL/MCM JNL 5 Division(707)

  Accumulation unit value:
    Beginning of period               $    10.89    $    10.46       N/A           N/A
    End of period                     $    11.82    $    10.89       N/A           N/A
  Accumulation units outstanding
  at the end of period                    32,075           293       N/A           N/A

JNL/MCM VIP Division(694)

  Accumulation unit value:
    Beginning of period               $    11.06    $    10.10       N/A           N/A
    End of period                     $    11.91    $    11.06       N/A           N/A
  Accumulation units outstanding
  at the end of period                    34,463         2,822       N/A           N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period               $    10.47           N/A       N/A           N/A
    End of period                     $    10.80           N/A       N/A           N/A
  Accumulation units outstanding
  at the end of period                     1,895           N/A       N/A           N/A

INVESTMENT DIVISIONS                        DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                2005          2004          2003          2002
                                            ------------  ------------  ------------  ------------
JNL/S&P Managed Conservative Division(717)

  Accumulation unit value:
    Beginning of period                      $   10.30     $   10.19        N/A           N/A
    End of period                            $   10.47     $   10.30        N/A           N/A
  Accumulation units outstanding
  at the end of period                           4,908         4,908        N/A           N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.00%

INVESTMENT DIVISIONS                      DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                              2005          2004          2003          2002
                                          ------------  ------------  ------------  ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock
Index Division(74)

  Accumulation unit value:
    Beginning of period                    $     8.05    $     7.38    $     5.83    $     7.87
    End of period                          $     8.22    $     8.05    $     7.38    $     5.83
  Accumulation units outstanding
  at the end of period                         15,628        24,839         4,436             -

JNL/FMR Capital Growth Division(90)

  Accumulation unit value:
    Beginning of period                    $    19.83    $    17.14    $    12.89    $    16.56
    End of period                          $    20.63    $    19.83    $    17.14    $    12.89
  Accumulation units outstanding
  at the end of period                          2,678         1,780           272             -

JNL/Select Large Cap Growth Division(62)

  Accumulation unit value:
    Beginning of period                    $    24.65    $    22.52    $    16.96    $    22.13
    End of period                          $    25.29    $    24.65    $    22.52    $    16.96
  Accumulation units outstanding
  at the end of period                          8,546         4,539         3,933           527

JNL/Select Global Growth Division(678)

  Accumulation unit value:
    Beginning of period                    $    21.90    $    19.85           N/A           N/A
    End of period                          $    21.88    $    21.90           N/A           N/A
  Accumulation units outstanding
  at the end of period                          4,526             -           N/A           N/A

JNL/Select Balanced Division(61)

  Accumulation unit value:
    Beginning of period                    $    21.73    $    20.00    $    16.78    $    17.67
    End of period                          $    22.43    $    21.73    $    20.00    $    16.78
  Accumulation units outstanding
  at the end of period                         31,561        26,865         4,312         2,622

INVESTMENT DIVISIONS                  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                          2005          2004          2003          2002
                                      ------------  ------------  ------------  ------------
JNL/Putnam Equity Division(84)

  Accumulation unit value:
    Beginning of period                $    19.06    $    17.20    $    13.79    $    17.76
    End of period                      $    20.32    $    19.06    $    17.20    $    13.79
  Accumulation units outstanding
  at the end of period                      1,480           579           363           365

JNL/Putnam Value Equity Division(90)

  Accumulation unit value:
    Beginning of period                $    18.71    $    17.39    $    14.25    $    17.76
    End of period                      $    19.24    $    18.71    $    17.39    $    14.25
  Accumulation units outstanding
  at the end of period                      1,823         1,603           687           300

JNL/Select Money Market Division(57)

  Accumulation unit value:
    Beginning of period                $    11.54    $    11.68    $    11.86    $    11.96
    End of period                      $    11.62    $    11.54    $    11.68    $    11.86
  Accumulation units outstanding
  at the end of period                     18,594        12,977             -             -

JNL/PPM America High Yield Bond
Division(57)

  Accumulation unit value:
    Beginning of period                       N/A    $    14.72    $    12.65    $    12.52
    End of period                             N/A    $    15.15    $    14.72    $    12.65
  Accumulation units outstanding
  at the end of period                        N/A             -         8,960         3,873

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(57)

  Accumulation unit value:
    Beginning of period                $    14.71    $    14.45    $    14.57    $    13.54
    End of period                      $    14.76    $    14.71    $    14.45    $    14.57
  Accumulation units outstanding
  at the end of period                     10,732         7,754         3,421        14,970

JNL/Salomon Brothers Strategic
Bond Division(72)

  Accumulation unit value:
    Beginning of period                $    17.58    $    16.78    $    15.08    $    14.37
    End of period                      $    17.69    $    17.58    $    16.78    $    15.08
  Accumulation units outstanding
  at the end of period                     16,706         8,445         6,540             -

INVESTMENT DIVISIONS                    DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                            2005          2004          2003          2002
                                        ------------  ------------  ------------  ------------
JNL/T. Rowe Price Established
Growth Division(57)

  Accumulation unit value:
    Beginning of period                  $    24.34    $    22.60    $    17.66    $    21.70
    End of period                        $    25.31    $    24.34    $    22.60    $    17.66
  Accumulation units outstanding
  at the end of period                       14,552         3,916         3,552         1,507

JNL/T. Rowe Price Mid-Cap Growth
Division(67)

  Accumulation unit value:
    Beginning of period                  $    31.60    $    27.31    $    20.10    $    25.66
    End of period                        $    35.34    $    31.60    $    27.31    $    20.10
  Accumulation units outstanding
  at the end of period                       23,306        16,263        10,301         2,421

JNL/JPMorgan International Equity
Division(280)

  Accumulation unit value:
    Beginning of period                  $    12.72    $    11.16    $     8.14           N/A
    End of period                        $    13.81    $    12.72    $    11.16           N/A
  Accumulation units outstanding
  at the end of period                        5,548         2,892         2,221           N/A

JNL/Alger Growth Division(61)

  Accumulation unit value:
    Beginning of period                  $    16.51    $    16.04    $    12.10    $    17.03
    End of period                        $    18.18    $    16.51    $    16.04    $    12.10
  Accumulation units outstanding
  at the end of period                       12,592         9,142         8,037         1,960

JNL/Eagle Core Equity Division(57)

  Accumulation unit value:
    Beginning of period                  $    16.35    $    15.69    $    12.85    $    15.68
    End of period                        $    16.57    $    16.35    $    15.69    $    12.85
  Accumulation units outstanding
  at the end of period                        4,906         5,780         3,150         2,066

JNL/Eagle SmallCap Equity Division(84)

  Accumulation unit value:
    Beginning of period                  $    18.62    $    15.99    $    11.66    $    16.58
    End of period                        $    18.71    $    18.62    $    15.99    $    11.66
  Accumulation units outstanding
  at the end of period                        6,171         5,380         4,026           754

INVESTMENT DIVISIONS                   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                           2005          2004          2003          2002
                                       ------------  ------------  ------------  ------------
JNL/S&P Managed Moderate Growth
Division(57)

  Accumulation unit value:
    Beginning of period                 $     12.11   $     11.27   $      9.77   $     10.56
    End of period                       $     12.63   $     12.11   $     11.27   $      9.77
  Accumulation units outstanding
  at the end of period                      384,237       210,059        97,614        13,461

JNL/S&P Managed Growth Division(76)

  Accumulation unit value:
    Beginning of period                 $     12.40   $     11.35   $      9.52   $     11.28
    End of period                       $     13.06   $     12.40   $     11.35   $      9.52
  Accumulation units outstanding
  at the end of period                      183,753       180,140        83,666         9,632

JNL/S&P Managed Aggressive Growth
Division(310)

  Accumulation unit value:
    Beginning of period                 $     12.18   $     11.03   $      8.82           N/A
    End of period                       $     12.95   $     12.18   $     11.03           N/A
  Accumulation units outstanding
  at the end of period                       66,039        77,982         5,609           N/A

JNL/S&P Very Aggressive Growth
Division I(320)

  Accumulation unit value:
    Beginning of period                         N/A   $     10.64   $      8.56           N/A
    End of period                               N/A   $     10.84   $     10.64           N/A
  Accumulation units outstanding
  at the end of period                          N/A             -             -           N/A

JNL/S&P Equity Growth Division I(310)

  Accumulation unit value:
    Beginning of period                         N/A   $      9.94   $      7.73           N/A
    End of period                               N/A   $     10.08   $      9.94           N/A
  Accumulation units outstanding
  at the end of period                          N/A             -         6,646           N/A

JNL/S&P Equity Aggressive Growth
Division I(313)

  Accumulation unit value:
    Beginning of period                         N/A   $     10.16   $      8.17           N/A
    End of period                               N/A   $     10.34   $     10.16           N/A
  Accumulation units outstanding
  at the end of period                          N/A             -        21,215           N/A

INVESTMENT DIVISIONS                       DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                               2005          2004          2003          2002
                                           ------------  ------------  ------------  ------------
JNL/MCM S&P 500 Index Division(61)

  Accumulation unit value:
    Beginning of period                     $     10.33   $      9.57   $      7.64   $      9.72
    End of period                           $     10.57   $     10.33   $      9.57   $      7.64
  Accumulation units outstanding
  at the end of period                          191,368       126,342        17,558           645

JNL/MCM S&P 400 MidCap Index Division(84)

  Accumulation unit value:
    Beginning of period                     $     12.64   $     11.13   $      8.44   $     10.76
    End of period                           $     13.87   $     12.64   $     11.13   $      8.44
  Accumulation units outstanding
  at the end of period                          116,427        85,669         7,479           602

JNL/Alliance Capital Growth Division(313)

  Accumulation unit value:
    Beginning of period                     $      9.53   $      9.15   $      8.03           N/A
    End of period                           $      8.65   $      9.53   $      9.15           N/A
  Accumulation units outstanding
  at the end of period                                -         3,737         3,515           N/A

JNL/JPMorgan International Value
Division(289)

  Accumulation unit value:
    Beginning of period                     $     10.05   $      8.36   $      5.58           N/A
    End of period                           $     11.68   $     10.05   $      8.36           N/A
  Accumulation units outstanding
  at the end of period                           23,277         8,625           434           N/A

JNL/PIMCO Total Return Bond Division(57)

  Accumulation unit value:
    Beginning of period                     $     13.41   $     13.09   $     12.75   $     12.15
    End of period                           $     13.45   $     13.41   $     13.09   $     12.75
  Accumulation units outstanding
  at the end of period                           86,468        32,596        14,492        11,669

JNL/MCM Small Cap Index Division(289)

  Accumulation unit value:
    Beginning of period                     $     12.95   $     11.25   $      7.49           N/A
    End of period                           $     13.23   $     12.95   $     11.25           N/A
  Accumulation units outstanding
  at the end of period                          104,542        64,763         6,863           N/A

INVESTMENT DIVISIONS                       DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                               2005          2004          2003          2002
                                           ------------  ------------  ------------  ------------
JNL/MCM International Index Division(288)

  Accumulation unit value:
    Beginning of period                     $     13.36   $     11.41   $      7.70           N/A
    End of period                           $     14.84   $     13.36   $     11.41           N/A
  Accumulation units outstanding
  at the end of period                          122,943        55,634         3,089           N/A

JNL/Lazard Small Cap Value Division(78)

  Accumulation unit value:
    Beginning of period                     $     14.05   $     12.42   $      9.13   $     11.91
    End of period                           $     14.41   $     14.05   $     12.42   $      9.13
  Accumulation units outstanding
  at the end of period                           17,902        21,328        18,628         4,346

JNL/Lazard Mid Cap Value Division(78)

  Accumulation unit value:
    Beginning of period                     $     16.55   $     13.54   $     10.72   $     13.28
    End of period                           $     17.65   $     16.55   $     13.54   $     10.72
  Accumulation units outstanding
  at the end of period                           37,263        25,856        25,599         1,761

JNL/MCM Bond Index Division(74)

  Accumulation unit value:
    Beginning of period                     $     10.92   $     10.75   $     10.65   $      9.82
    End of period                           $     10.90   $     10.92   $     10.75   $     10.65
  Accumulation units outstanding
  at the end of period                          104,947        39,024         1,008             -

JNL/S&P Core Index 100 Division(76)

  Accumulation unit value:
    Beginning of period                             N/A   $     10.17   $      8.50   $     10.13
    End of period                                   N/A   $     10.31   $     10.17   $      8.50
  Accumulation units outstanding
  at the end of period                              N/A             -         5,108             -

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                     $     12.56   $     12.22           N/A           N/A
    End of period                           $     12.52   $     12.56           N/A           N/A
  Accumulation units outstanding
  at the end of period                           30,142        19,899           N/A           N/A

INVESTMENT DIVISIONS                   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                           2005          2004          2003          2002
                                       ------------  ------------  ------------  ------------
JNL/S&P Core Index 50 Division(95)

  Accumulation unit value:
    Beginning of period                         N/A   $      9.87   $      7.69   $     10.06
    End of period                               N/A   $     10.02   $      9.87   $      7.69
  Accumulation units outstanding
  at the end of period                          N/A             -           830             -

JNL/S&P Core Index 75 Division(464)

  Accumulation unit value:
    Beginning of period                         N/A   $     10.03   $      9.65           N/A
    End of period                               N/A   $     10.20   $     10.03           N/A
  Accumulation units outstanding
  at the end of period                          N/A             -         1,553           N/A

JNL/MCM DowSM 10 Division(288)

  Accumulation unit value:
    Beginning of period                 $      9.32   $      9.24   $      6.49           N/A
    End of period                       $      8.62   $      9.32   $      9.24           N/A
  Accumulation units outstanding
  at the end of period                      207,428       136,843        27,347           N/A

JNL/Putnam Midcap Growth Division(84)

  Accumulation unit value:
    Beginning of period                 $      7.37   $      6.34   $      4.84   $      6.80
    End of period                       $      8.10   $      7.37   $      6.34   $      4.84
  Accumulation units outstanding
  at the end of period                        7,339         7,010         3,061           953

JNL/T. Rowe Price Value Division(57)

  Accumulation unit value:
    Beginning of period                 $     12.85   $     11.38   $      8.94   $     10.49
    End of period                       $     13.37   $     12.85   $     11.38   $      8.94
  Accumulation units outstanding
  at the end of period                       36,525        27,675        15,625         2,036

JNL/FMR Balanced Division(67)

  Accumulation unit value:
    Beginning of period                 $      9.91   $      9.24   $      8.29   $      9.14
    End of period                       $     10.70   $      9.91   $      9.24   $      8.29
  Accumulation units outstanding
  at the end of period                       54,816        15,135         9,825         1,420

INVESTMENT DIVISIONS                  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                          2005          2004          2003          2002
                                      ------------  ------------  ------------  ------------
JNL/Oppenheimer Global Growth
Division(72)

  Accumulation unit value:
    Beginning of period                $     11.09   $      9.59   $      6.96   $      9.19
    End of period                      $     12.37   $     11.09   $      9.59   $      6.96
  Accumulation units outstanding
  at the end of period                      28,329        18,509         5,958             -

JNL/Oppenheimer Growth Division(102)

  Accumulation unit value:
    Beginning of period                $      8.03   $      7.86   $      6.81   $      8.63
    End of period                      $      8.59   $      8.03   $      7.86   $      6.81
  Accumulation units outstanding
  at the end of period                       4,339         3,740         1,127             -

JNL/Select Value Division(320)

  Accumulation unit value:
    Beginning of period                $     16.22   $     14.42   $     11.23           N/A
    End of period                      $     17.20   $     16.22   $     14.42           N/A
  Accumulation units outstanding
  at the end of period                       9,455         7,899         3,388           N/A

JNL/MCM Global 15 Division(316)

  Accumulation unit value:
    Beginning of period                $     11.43   $      9.10   $      6.39           N/A
    End of period                      $     12.35   $     11.43   $      9.10           N/A
  Accumulation units outstanding
  at the end of period                     168,028       110,973        20,595           N/A

JNL/MCM 25 Division(316)

  Accumulation unit value:
    Beginning of period                $     11.62   $      9.73   $      7.02           N/A
    End of period                      $     11.06   $     11.62   $      9.73           N/A
  Accumulation units outstanding
  at the end of period                     162,096       127,909        24,946           N/A

JNL/MCM Consumer Brands Sector
Division(552)

  Accumulation unit value:
    Beginning of period                $     10.56   $     10.14           N/A           N/A
    End of period                      $     10.11   $     10.56           N/A           N/A
  Accumulation units outstanding
  at the end of period                       7,384         6,584           N/A           N/A

INVESTMENT DIVISIONS                     DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                             2005          2004          2003          2002
                                         ------------  ------------  ------------  ------------
JNL/MCM Select Small-Cap Division(316)

  Accumulation unit value:
    Beginning of period                   $    17.88    $    16.20    $    11.55       N/A
    End of period                         $    19.09    $    17.88    $    16.20       N/A
  Accumulation units outstanding
  at the end of period                        91,583        65,318        18,043       N/A

JNL/MCM Technology Sector Division(602)

  Accumulation unit value:
    Beginning of period                   $     5.56    $     5.33           N/A       N/A
    End of period                         $     5.58    $     5.56           N/A       N/A
  Accumulation units outstanding
  at the end of period                         7,862         2,834           N/A       N/A

JNL/MCM Healthcare Sector Division(476)

  Accumulation unit value:
    Beginning of period                   $    10.46    $    10.31    $    10.02       N/A
    End of period                         $    11.03    $    10.46    $    10.31       N/A
  Accumulation units outstanding
  at the end of period                        13,340         6,015             -       N/A

JNL/MCM Financial Sector Division(476)

  Accumulation unit value:
    Beginning of period                   $    11.76    $    10.58    $    10.26       N/A
    End of period                         $    12.24    $    11.76    $    10.58       N/A
  Accumulation units outstanding
  at the end of period                         5,316         2,174             -       N/A

JNL/MCM Oil & Gas Sector Division(486)

  Accumulation unit value:
    Beginning of period                   $    16.88    $    12.92    $    12.92       N/A
    End of period                         $    22.63    $    16.88    $    12.92       N/A
  Accumulation units outstanding
  at the end of period                        36,878         6,995             -       N/A

JNL/MCM Communications Sector
Division(673)

  Accumulation unit value:
    Beginning of period                   $     4.42    $     4.09           N/A       N/A
    End of period                         $     4.37    $     4.42           N/A       N/A
  Accumulation units outstanding
  at the end of period                         1,350         1,385           N/A       N/A

INVESTMENT DIVISIONS                    DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                            2005          2004          2003          2002
                                        ------------  ------------  ------------  ------------
JNL/MCM  S&P(R) 10 Division(316)

  Accumulation unit value:
    Beginning of period                  $      9.67   $      8.38   $      7.08           N/A
    End of period                        $     13.01   $      9.67   $      8.38           N/A
  Accumulation units outstanding
  at the end of period                       205,358       140,019        24,260           N/A

JNL/AIM Premier Equity II Division(75)

  Accumulation unit value:
    Beginning of period                          N/A   $      9.31   $      7.75   $     10.91
    End of period                                N/A   $      9.09   $      9.31   $      7.75
  Accumulation units outstanding
  at the end of period                           N/A             -             -             -

JNL/AIM Small Cap Growth Division(67)

  Accumulation unit value:
    Beginning of period                  $     11.70   $     11.17   $      8.24   $     10.91
    End of period                        $     12.44   $     11.70   $     11.17   $      8.24
  Accumulation units outstanding
  at the end of period                        12,103        14,486        12,648         1,959

JNL/AIM Large Cap Growth Division(310)

  Accumulation unit value:
    Beginning of period                  $     10.97   $     10.18   $      8.15           N/A
    End of period                        $     11.53   $     10.97   $     10.18           N/A
  Accumulation units outstanding
  at the end of period                        22,755        25,253        19,091           N/A

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                  $     10.22           N/A           N/A           N/A
    End of period                        $     11.55           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                         6,145           N/A           N/A           N/A

JNL/Goldman Sachs Mid Cap Value
Division(827)

  Accumulation unit value:
    Beginning of period                  $     10.15           N/A           N/A           N/A
    End of period                        $     11.24           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                         2,131           N/A           N/A           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                            2005          2004          2003          2002
                                        ------------  ------------  ------------  ------------
JNL/Franklin Templeton Small Cap
Value Division(849)

  Accumulation unit value:
    Beginning of period                  $     10.53           N/A       N/A           N/A
    End of period                        $     10.88           N/A       N/A           N/A
  Accumulation units outstanding
  at the end of period                         4,278           N/A       N/A           N/A

JNL/MCM Nasdaq 15 Division(678)

  Accumulation unit value:
    Beginning of period                  $     10.82   $     10.03       N/A           N/A
    End of period                        $     10.49   $     10.82       N/A           N/A
  Accumulation units outstanding
  at the end of period                         9,900             -       N/A           N/A

JNL/MCM Value Line 25 Division(697)

  Accumulation unit value:
    Beginning of period                  $     11.41   $     10.30       N/A           N/A
    End of period                        $     15.53   $     11.41       N/A           N/A
  Accumulation units outstanding
  at the end of period                       108,013        13,867       N/A           N/A

JNL/MCM JNL 5 Division(692)

  Accumulation unit value:
    Beginning of period                  $     10.89   $      9.84       N/A           N/A
    End of period                        $     11.82   $     10.89       N/A           N/A
  Accumulation units outstanding
  at the end of period                       625,298        38,061       N/A           N/A

JNL/MCM VIP Division(679)

  Accumulation unit value:
    Beginning of period                  $     11.06   $      9.88       N/A           N/A
    End of period                        $     11.91   $     11.06       N/A           N/A
  Accumulation units outstanding
  at the end of period                       120,702        14,076       N/A           N/A

JNL/S&P Managed Moderate Division(699)

  Accumulation unit value:
    Beginning of period                  $     10.49   $     10.18       N/A           N/A
    End of period                        $     10.80   $     10.49       N/A           N/A
  Accumulation units outstanding
  at the end of period                       118,168        32,981       N/A           N/A

INVESTMENT DIVISIONS                        DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                2005          2004          2003          2002
                                            ------------  ------------  ------------  ------------
JNL/S&P Managed Conservative Division(702)

  Accumulation unit value:
    Beginning of period                      $    10.30    $    10.11        N/A          N/A
    End of period                            $    10.47    $    10.30        N/A          N/A
  Accumulation units outstanding
  at the end of period                           72,421        26,560        N/A          N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.005%

INVESTMENT DIVISIONS                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                 2005          2004          2003          2002
                                             ------------  ------------  ------------  ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                           N/A           N/A           N/A          N/A
    End of period                                 N/A           N/A           N/A          N/A
  Accumulation units outstanding
  at the end of period                            N/A           N/A           N/A          N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                           N/A           N/A           N/A          N/A
    End of period                                 N/A           N/A           N/A          N/A
  Accumulation units outstanding
  at the end of period                            N/A           N/A           N/A          N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                           N/A           N/A           N/A          N/A
    End of period                                 N/A           N/A           N/A          N/A
  Accumulation units outstanding
  at the end of period                            N/A           N/A           N/A          N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                           N/A           N/A           N/A          N/A
    End of period                                 N/A           N/A           N/A          N/A
  Accumulation units outstanding
  at the end of period                            N/A           N/A           N/A          N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                           N/A           N/A           N/A          N/A
    End of period                                 N/A           N/A           N/A          N/A
  Accumulation units outstanding
  at the end of period                            N/A           N/A           N/A          N/A

INVESTMENT DIVISIONS                  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                          2005          2004          2003          2002
                                      ------------  ------------  ------------  ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                    N/A           N/A           N/A           N/A
    End of period                          N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                     N/A           N/A           N/A           N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                    N/A           N/A           N/A           N/A
    End of period                          N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                     N/A           N/A           N/A           N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    N/A           N/A           N/A           N/A
    End of period                          N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                     N/A           N/A           N/A           N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                    N/A           N/A           N/A           N/A
    End of period                          N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                     N/A           N/A           N/A           N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                 $14.75           N/A           N/A           N/A
    End of period                       $14.75           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                     212           N/A           N/A           N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                 $17.61           N/A           N/A           N/A
    End of period                       $17.68           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                     177           N/A           N/A           N/A

INVESTMENT DIVISIONS                DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                        2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                  N/A           N/A           N/A           N/A
    End of period                        N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                   N/A           N/A           N/A           N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                  N/A           N/A           N/A           N/A
    End of period                        N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                   N/A           N/A           N/A           N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period               $12.76           N/A           N/A           N/A
    End of period                     $13.80           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                     -           N/A           N/A           N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                  N/A           N/A           N/A           N/A
    End of period                        N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                   N/A           N/A           N/A           N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                  N/A           N/A           N/A           N/A
    End of period                        N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                   N/A           N/A           N/A           N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                  N/A           N/A           N/A           N/A
    End of period                        N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                   N/A           N/A           N/A           N/A

INVESTMENT DIVISIONS               DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                       2005          2004          2003          2002
                                   ------------  ------------  ------------  ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                 N/A           N/A           N/A           N/A
    End of period                       N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                  N/A           N/A           N/A           N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                 N/A           N/A           N/A           N/A
    End of period                       N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                  N/A           N/A           N/A           N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                 N/A           N/A           N/A           N/A
    End of period                       N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                  N/A           N/A           N/A           N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                 N/A           N/A           N/A           N/A
    End of period                       N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                  N/A           N/A           N/A           N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                 N/A           N/A           N/A           N/A
    End of period                       N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                  N/A           N/A           N/A           N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                 N/A           N/A           N/A           N/A
    End of period                       N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                  N/A           N/A           N/A           N/A

INVESTMENT DIVISIONS                        DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                2005          2004          2003          2002
                                            ------------  ------------  ------------  ------------
JNL/MCM S&P 500 Index Division(721)

  Accumulation unit value:
    Beginning of period                       $   10.33    $   10.09         N/A           N/A
    End of period                             $   10.57    $   10.33         N/A           N/A
  Accumulation units outstanding
  at the end of period                              145        1,986         N/A           N/A

JNL/MCM S&P 400 MidCap Index Division(721)

  Accumulation unit value:
    Beginning of period                       $   12.63    $   12.16         N/A           N/A
    End of period                             $   13.87    $   12.63         N/A           N/A
  Accumulation units outstanding
  at the end of period                            1,669        1,647         N/A           N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A         N/A           N/A
    End of period                                   N/A          N/A         N/A           N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A         N/A           N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A         N/A           N/A
    End of period                                   N/A          N/A         N/A           N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A         N/A           N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                       $   13.40          N/A         N/A           N/A
    End of period                             $   13.44          N/A         N/A           N/A
  Accumulation units outstanding
  at the end of period                              232          N/A         N/A           N/A

JNL/MCM Small Cap Index Division(721)

  Accumulation unit value:
    Beginning of period                       $   12.95    $   12.55         N/A           N/A
    End of period                             $   13.23    $   12.95         N/A           N/A
  Accumulation units outstanding
  at the end of period                            1,732        3,193         N/A           N/A

INVESTMENT DIVISIONS                       DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                               2005          2004          2003          2002
                                           ------------  ------------  ------------  ------------
JNL/MCM International Index Division(721)

  Accumulation unit value:
    Beginning of period                       $ 13.36       $ 12.83         N/A           N/A
    End of period                             $ 14.84       $ 13.36         N/A           N/A
  Accumulation units outstanding
  at the end of period                            107         3,126         N/A           N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                       $ 13.58           N/A         N/A           N/A
    End of period                             $ 14.40           N/A         N/A           N/A
  Accumulation units outstanding
  at the end of period                              -           N/A         N/A           N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                       $ 16.19           N/A         N/A           N/A
    End of period                             $ 17.64           N/A         N/A           N/A
  Accumulation units outstanding
  at the end of period                              -           N/A         N/A           N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                       $ 11.04           N/A         N/A           N/A
    End of period                             $ 10.90           N/A         N/A           N/A
  Accumulation units outstanding
  at the end of period                            143           N/A         N/A           N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                           N/A           N/A         N/A           N/A
    End of period                                 N/A           N/A         N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A           N/A         N/A           N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                       $ 12.35           N/A         N/A           N/A
    End of period                             $ 12.50           N/A         N/A           N/A
  Accumulation units outstanding
  at the end of period                            249           N/A         N/A           N/A

INVESTMENT DIVISIONS                DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                        2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                  N/A           N/A           N/A           N/A
    End of period                        N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                   N/A           N/A           N/A           N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                  N/A           N/A           N/A           N/A
    End of period                        N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                   N/A           N/A           N/A           N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period               $ 8.91           N/A           N/A           N/A
    End of period                     $ 8.61           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                   180           N/A           N/A           N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                  N/A           N/A           N/A           N/A
    End of period                        N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                   N/A           N/A           N/A           N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                  N/A           N/A           N/A           N/A
    End of period                        N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                   N/A           N/A           N/A           N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                  N/A           N/A           N/A           N/A
    End of period                        N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                   N/A           N/A           N/A           N/A

INVESTMENT DIVISIONS                     DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                             2005          2004          2003          2002
                                         ------------  ------------  ------------  ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                       N/A           N/A           N/A           N/A
    End of period                             N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                        N/A           N/A           N/A           N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                       N/A           N/A           N/A           N/A
    End of period                             N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                        N/A           N/A           N/A           N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                       N/A           N/A           N/A           N/A
    End of period                             N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                        N/A           N/A           N/A           N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                   $ 11.22           N/A           N/A           N/A
    End of period                         $ 12.34           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                        127           N/A           N/A           N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                   $ 11.00           N/A           N/A           N/A
    End of period                         $ 11.05           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                        137           N/A           N/A           N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                       N/A           N/A           N/A           N/A
    End of period                             N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                        N/A           N/A           N/A           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                            2005          2004          2003          2002
                                        ------------  ------------  ------------  ------------
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                   $ 17.26          N/A           N/A           N/A
    End of period                         $ 19.07          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                         80          N/A           N/A           N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                       N/A          N/A           N/A           N/A
    End of period                             N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                        N/A          N/A           N/A           N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                       N/A          N/A           N/A           N/A
    End of period                             N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                        N/A          N/A           N/A           N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                       N/A          N/A           N/A           N/A
    End of period                             N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                        N/A          N/A           N/A           N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                   $ 18.78          N/A           N/A           N/A
    End of period                         $ 22.62          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                         27          N/A           N/A           N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                       N/A          N/A           N/A           N/A
    End of period                             N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                        N/A          N/A           N/A           N/A

INVESTMENT DIVISIONS                DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                        2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period               $ 10.72          N/A           N/A           N/A
    End of period                     $ 13.00          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                    118          N/A           N/A           N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                   N/A          N/A           N/A           N/A
    End of period                         N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                    N/A          N/A           N/A           N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period               $ 11.32          N/A           N/A           N/A
    End of period                     $ 12.44          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                     -           N/A           N/A           N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                   N/A          N/A           N/A           N/A
    End of period                         N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                    N/A          N/A           N/A           N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                   N/A          N/A           N/A           N/A
    End of period                         N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                    N/A          N/A           N/A           N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                   N/A          N/A           N/A           N/A
    End of period                         N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                    N/A          N/A           N/A           N/A

INVESTMENT DIVISIONS                DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                        2005          2004          2003          2002
                                   ------------- ------------- ------------- -------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                   N/A          N/A           N/A           N/A
    End of period                         N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                    N/A          N/A           N/A           N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                   N/A          N/A           N/A           N/A
    End of period                         N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                    N/A          N/A           N/A           N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period               $ 12.45          N/A           N/A           N/A
    End of period                     $ 15.53          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                  1,503          N/A           N/A           N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period               $ 11.99          N/A           N/A           N/A
    End of period                     $ 11.82          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                  2,099          N/A           N/A           N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                   N/A          N/A           N/A           N/A
    End of period                         N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                    N/A          N/A           N/A           N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period               $ 10.61          N/A           N/A           N/A
    End of period                     $ 10.79          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                      -          N/A           N/A           N/A

INVESTMENT DIVISIONS                   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                           2005          2004          2003          2002
                                       ------------  ------------  ------------  ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                     N/A           N/A           N/A           N/A
    End of period                           N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                      N/A           N/A           N/A           N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.01%

INVESTMENT DIVISIONS                       DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                               2005          2004          2003          2002
                                           ------------  ------------  ------------  ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
 Division(147)

  Accumulation unit value:
    Beginning of period                       $  8.04      $  7.38        $ 10.65       $  6.61
    End of period                             $  8.22      $  8.04        $  7.38       $  5.83
  Accumulation units outstanding
  at the end of period                         31,085       33,541         51,121           621

JNL/FMR Capital Growth Division(123)

  Accumulation unit value:
    Beginning of period                       $ 19.81      $ 17.13        $ 12.88       $ 16.05
    End of period                             $ 20.61      $ 19.81        $ 17.13       $ 12.88
  Accumulation units outstanding
  at the end of period                          5,415        5,417         18,699         1,553

JNL/Select Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                       $ 24.62      $ 22.50        $ 16.95       $ 21.49
    End of period                             $ 25.26      $ 24.62        $ 22.50       $ 16.95
  Accumulation units outstanding
  at the end of period                         18,471       15,049         27,031         1,430

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A            N/A           N/A
    End of period                                 N/A          N/A            N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A            N/A           N/A

JNL/Select Balanced Division(154)

  Accumulation unit value:
    Beginning of period                       $ 21.71      $ 19.98        $ 16.77       $ 16.53
    End of period                             $ 22.41      $ 21.71        $ 19.98       $ 16.77
  Accumulation units outstanding
  at the end of period                         25,229       21,952          6,616             -

INVESTMENT DIVISIONS                  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                          2005          2004          2003          2002
                                      ------------  ------------  ------------  ------------
JNL/Putnam Equity Division(398)

  Accumulation unit value:
    Beginning of period                 $ 19.04       $ 17.19       $ 15.36           N/A
    End of period                       $ 20.29       $ 19.04       $ 17.19           N/A
  Accumulation units outstanding
  at the end of period                      366           366           141           N/A

JNL/Putnam Value Equity
Division(118)

  Accumulation unit value:
    Beginning of period                 $ 18.69       $ 17.38       $ 14.24       $ 17.72
    End of period                       $ 19.22       $ 18.69       $ 17.38       $ 14.24
  Accumulation units outstanding
  at the end of period                   11,935        11,852         3,425         1,705

JNL/Select Money Market
Division(118)

  Accumulation unit value:
    Beginning of period                 $ 11.54       $ 11.68       $ 11.86       $ 11.94
    End of period                       $ 11.61       $ 11.54       $ 11.68       $ 11.86
  Accumulation units outstanding
  at the end of period                  147,351        55,039       140,414         3,669

JNL/PPM America High Yield Bond
Division(118)

  Accumulation unit value:
    Beginning of period                     N/A       $ 14.71       $ 12.64       $ 12.71
    End of period                           N/A       $ 15.14       $ 14.71       $ 12.64
  Accumulation units outstanding
  at the end of period                      N/A             -        19,715           973

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(118)

  Accumulation unit value:
    Beginning of period                 $ 14.69       $ 14.44       $ 14.56       $ 13.45
    End of period                       $ 14.74       $ 14.69       $ 14.44       $ 14.56
  Accumulation units outstanding
  at the end of period                   13,403        13,745         6,013        24,296

JNL/Salomon Brothers Strategic
Bond Division(118)

  Accumulation unit value:
    Beginning of period                 $ 17.57       $ 16.76       $ 15.07       $ 14.49
    End of period                       $ 17.67       $ 17.57       $ 16.76       $ 15.07
  Accumulation units outstanding
  at the end of period                   31,642        29,319         9,501         1,079

INVESTMENT DIVISIONS                     DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                             2005          2004          2003          2002
                                         ------------  ------------  ------------  ------------
JNL/T. Rowe Price Established
Growth Division(192)

  Accumulation unit value:
    Beginning of period                   $    24.32    $    22.58     $    17.65    $    16.74
    End of period                         $    25.28    $    24.32     $    22.58    $    17.65
  Accumulation units outstanding
  at the end of period                        36,780        31,427         18,841         1,025

JNL/T. Rowe Price Mid-Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                   $    31.57    $    27.29     $    20.09    $    26.08
    End of period                         $    35.30    $    31.57     $    27.29    $    20.09
  Accumulation units outstanding
  at the end of period                        19,124        21,141         20,807         1,288

JNL/JPMorgan International Equity
Division(118)

  Accumulation unit value:
    Beginning of period                   $    12.71    $    11.15     $     8.85    $    11.55
    End of period                         $    13.79    $    12.71     $    11.15    $     8.85
  Accumulation units outstanding
  at the end of period                         8,024         6,786          2,075         1,378

JNL/Alger Growth Division(118)

  Accumulation unit value:
    Beginning of period                   $    16.50    $    16.03     $    12.09    $    16.83
    End of period                         $    18.16    $    16.50     $    16.03    $    12.09
  Accumulation units outstanding
  at the end of period                         4,586         7,628         25,350           310

JNL/Eagle Core Equity Division(434)

  Accumulation unit value:
    Beginning of period                   $    16.34    $    15.68     $    14.83           N/A
    End of period                         $    16.56    $    16.34     $    15.68           N/A
  Accumulation units outstanding
  at the end of period                         9,123         9,158          3,912           N/A

JNL/Eagle SmallCap Equity Division(114)

  Accumulation unit value:
    Beginning of period                   $    18.61    $    15.98     $    11.65    $    15.72
    End of period                         $    18.70    $    18.61     $    15.98    $    11.65
  Accumulation units outstanding
  at the end of period                        24,771        25,662         37,790         7,857

INVESTMENT DIVISIONS                   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                          2005          2004          2003          2002
                                       ------------  ------------  ------------  ------------
JNL/S&P Managed Moderate Growth
Division(137)

  Accumulation unit value:
    Beginning of period                 $    12.10    $    11.27     $     9.76   $    10.30
    End of period                       $    12.62    $    12.10     $    11.27   $     9.76
  Accumulation units outstanding
  at the end of period                     168,334       101,736         17,902        3,913

JNL/S&P Managed Growth Division(114)

  Accumulation unit value:
    Beginning of period                 $    12.39    $    11.35     $     9.51   $    10.85
    End of period                       $    13.05    $    12.39     $    11.35   $     9.51
  Accumulation units outstanding
  at the end of period                     264,017       286,993        139,610       20,701

JNL/S&P Managed Aggressive Growth
Division(144)

  Accumulation unit value:
    Beginning of period                 $    12.17    $    11.03     $     8.87   $     9.69
    End of period                       $    12.94    $    12.17     $    11.03   $     8.87
  Accumulation units outstanding
  at the end of period                      56,469        59,908         11,246        3,484

JNL/S&P Very Aggressive Growth
Division I(161)

  Accumulation unit value:
    Beginning of period                        N/A    $    10.64     $     8.31   $     8.59
    End of period                              N/A    $    10.84     $    10.64   $     8.31
  Accumulation units outstanding
  at the end of period                         N/A             -          2,460        1,366

JNL/S&P Equity Growth Division I(414)

  Accumulation unit value:
    Beginning of period                        N/A    $     9.93     $     9.28          N/A
    End of period                              N/A    $    10.08     $     9.93          N/A
  Accumulation units outstanding
  at the end of period                         N/A             -          1,193          N/A

JNL/S&P Equity Aggressive Growth
Division I(530)

  Accumulation unit value:
    Beginning of period                        N/A    $    10.62            N/A          N/A
    End of period                              N/A    $    10.34            N/A          N/A
  Accumulation units outstanding
  at the end of period                         N/A             -            N/A          N/A

INVESTMENT DIVISIONS                        DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                2005          2004          2003          2002
                                            ------------  ------------  ------------  ------------
JNL/MCM S&P 500 Index Division(114)

  Accumulation unit value:
    Beginning of period                      $    10.32     $     9.57    $     7.64    $     9.38
    End of period                            $    10.56     $    10.32    $     9.57    $     7.64
  Accumulation units outstanding
  at the end of period                          170,642        183,229        39,981         3,132

JNL/MCM S&P 400 MidCap Index Division(114)

  Accumulation unit value:
    Beginning of period                      $    12.63     $    11.13    $     8.44    $    10.59
    End of period                            $    13.87     $    12.63    $    11.13    $     8.44
  Accumulation units outstanding
  at the end of period                           84,182        116,867        36,843         2,594

JNL/Alliance Capital Growth Division(123)

  Accumulation unit value:
    Beginning of period                      $     9.52     $     9.14    $     7.50    $     9.39
    End of period                            $     8.64     $     9.52    $     9.14    $     7.50
  Accumulation units outstanding
  at the end of period                                -         16,652        16,653           298

JNL/JPMorgan International Value
Division(459)

  Accumulation unit value:
    Beginning of period                      $    10.04     $     8.36    $     7.52           N/A
    End of period                            $    11.67     $    10.04    $     8.36           N/A
  Accumulation units outstanding
  at the end of period                           31,173         28,526        15,930           N/A

JNL/PIMCO Total Return Bond Division(118)

  Accumulation unit value:
    Beginning of period                      $    13.40     $    13.09    $    12.74    $    12.09
    End of period                            $    13.43     $    13.40    $    13.09    $    12.74
  Accumulation units outstanding
  at the end of period                           72,326         83,467        32,036         7,516

JNL/MCM Small Cap Index Division(114)

  Accumulation unit value:
    Beginning of period                      $    12.95     $    11.25    $     7.87    $    10.34
    End of period                            $    13.23     $    12.95    $    11.25    $     7.87
  Accumulation units outstanding
  at the end of period                           55,372         84,411        37,226         6,468

INVESTMENT DIVISIONS                       DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                               2005          2004          2003          2002
                                           ------------  ------------  ------------  ------------
JNL/MCM International Index Division(114)

  Accumulation unit value:
    Beginning of period                     $    13.36    $    11.40    $     8.47    $    10.41
    End of period                           $    14.83    $    13.36    $    11.40    $     8.47
  Accumulation units outstanding
  at the end of period                          46,247        41,845         5,447         4,803

JNL/Lazard Small Cap Value Division(114)

  Accumulation unit value:
    Beginning of period                     $    14.04    $    12.41    $     9.12    $    11.84
    End of period                           $    14.40    $    14.04    $    12.41    $     9.12
  Accumulation units outstanding
  at the end of period                          49,407        50,491        39,910        10,575

JNL/Lazard Mid Cap Value Division(114)

  Accumulation unit value:
    Beginning of period                     $    16.54    $    13.53    $    10.71    $    12.96
    End of period                           $    17.64    $    16.54    $    13.53    $    10.71
  Accumulation units outstanding
  at the end of period                          43,032        44,215        24,553         9,627

JNL/MCM Bond Index Division(118)

  Accumulation unit value:
    Beginning of period                     $    10.92    $    10.75    $    10.65    $     9.95
    End of period                           $    10.90    $    10.92    $    10.75    $    10.65
  Accumulation units outstanding
  at the end of period                          54,789        70,818         6,699         4,124

JNL/S&P Core Index 100 Division(114)

  Accumulation unit value:
    Beginning of period                            N/A    $    10.17    $     8.50    $     9.67
    End of period                                  N/A    $    10.31    $    10.17    $     8.50
  Accumulation units outstanding
  at the end of period                             N/A             -        15,450        16,277

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                     $    12.55    $    12.21           N/A           N/A
    End of period                           $    12.51    $    12.55           N/A           N/A
  Accumulation units outstanding
  at the end of period                          74,482       193,071           N/A           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                            2005          2004          2003          2002
                                        ------------  ------------  ------------  ------------
JNL/S&P Core Index 50 Division(119)

  Accumulation unit value:
    Beginning of period                         N/A    $     9.87    $     7.69    $     9.75
    End of period                               N/A    $    10.02    $     9.87    $     7.69
  Accumulation units outstanding
  at the end of period                          N/A             -         7,865         7,868

JNL/S&P Core Index 75 Division(528)

  Accumulation unit value:
    Beginning of period                         N/A    $    10.36           N/A           N/A
    End of period                               N/A    $    10.20           N/A           N/A
  Accumulation units outstanding
  at the end of period                          N/A             -           N/A           N/A

JNL/MCM Dow(SM) 10 Division(114)

  Accumulation unit value:
    Beginning of period                  $     9.31    $     9.24    $     7.50    $     9.06
    End of period                        $     8.61    $     9.31    $     9.24    $     7.50
  Accumulation units outstanding
  at the end of period                      284,640       252,962        67,342        16,709

JNL/Putnam Midcap Growth Division(123)

  Accumulation unit value:
    Beginning of period                  $     7.37    $     6.34    $     4.84    $     6.35
    End of period                        $     8.09    $     7.37    $     6.34    $     4.84
  Accumulation units outstanding
  at the end of period                       31,889        31,748        31,460         4,186

JNL/T. Rowe Price Value Division(118)

  Accumulation unit value:
    Beginning of period                  $    12.85    $    11.38    $     8.94    $    11.34
    End of period                        $    13.37    $    12.85    $    11.38    $     8.94
  Accumulation units outstanding
  at the end of period                       53,549        81,132        32,667         3,032

JNL/FMR Balanced Division(118)

  Accumulation unit value:
    Beginning of period                  $     9.91    $     9.24    $     8.29    $     9.06
    End of period                        $    10.69    $     9.91    $     9.24    $     8.29
  Accumulation units outstanding
  at the end of period                       20,270        16,477         9,554         2,056

INVESTMENT DIVISIONS                  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                          2005          2004          2003          2002
                                      ------------  ------------  ------------  ------------
JNL/Oppenheimer Global Growth
Division(118)

  Accumulation unit value:
    Beginning of period                $    11.09    $     9.59    $     6.96    $     9.14
    End of period                      $    12.36    $    11.09    $     9.59    $     6.96
  Accumulation units outstanding
  at the end of period                     35,863        36,048        28,989         2,789

JNL/Oppenheimer Growth Division(123)

  Accumulation unit value:
    Beginning of period                $     8.02    $     7.85    $     6.80    $     8.39
    End of period                      $     8.58    $     8.02    $     7.85    $     6.80
  Accumulation units outstanding
  at the end of period                        983         1,604           331           333

JNL/Select Value Division(434)

  Accumulation unit value:
    Beginning of period                $    16.22    $    14.42    $    13.33           N/A
    End of period                      $    17.20    $    16.22    $    14.42           N/A
  Accumulation units outstanding
  at the end of period                     12,684        11,089         7,097           N/A

JNL/MCM Global 15 Division(152)

  Accumulation unit value:
    Beginning of period                $    11.43    $     9.10    $     6.97    $     7.81
    End of period                      $    12.34    $    11.43    $     9.10    $     6.97
  Accumulation units outstanding
  at the end of period                    240,293       187,035        63,276        11,910

JNL/MCM 25 Division(136)

  Accumulation unit value:
    Beginning of period                $    11.62    $     9.72    $     7.47    $     9.13
    End of period                      $    11.05    $    11.62    $     9.72    $     7.47
  Accumulation units outstanding
  at the end of period                    230,985       222,286        55,354        15,004

JNL/MCM Consumer Brands Sector
Division(552)

  Accumulation unit value:
    Beginning of period                $    10.56    $    10.13           N/A           N/A
    End of period                      $    10.10    $    10.56           N/A           N/A
  Accumulation units outstanding
  at the end of period                      2,426         1,540           N/A           N/A

INVESTMENT DIVISIONS                     DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                             2005          2004          2003          2002
                                         ------------  ------------  ------------  ------------
JNL/MCM Select Small-Cap Division(152)

  Accumulation unit value:
    Beginning of period                   $    17.87    $    16.19    $    11.16    $    11.55
    End of period                         $    19.07    $    17.87    $    16.19    $    11.16
  Accumulation units outstanding
  at the end of period                       128,923       113,272        53,061         7,514

JNL/MCM Technology Sector Division(503)

  Accumulation unit value:
    Beginning of period                   $     5.55    $     5.95           N/A           N/A
    End of period                         $     5.57    $     5.55           N/A           N/A
  Accumulation units outstanding
  at the end of period                        23,571        21,561           N/A           N/A

JNL/MCM Healthcare Sector Division(503)

  Accumulation unit value:
    Beginning of period                   $    10.45    $    10.60           N/A           N/A
    End of period                         $    11.02    $    10.45           N/A           N/A
  Accumulation units outstanding
  at the end of period                        13,754        12,639           N/A           N/A

JNL/MCM Financial Sector Division(538)

  Accumulation unit value:
    Beginning of period                   $    11.75    $    11.11           N/A           N/A
    End of period                         $    12.22    $    11.75           N/A           N/A
  Accumulation units outstanding
  at the end of period                         1,090           250           N/A           N/A

JNL/MCM Oil & Gas Sector Division(503)

  Accumulation unit value:
    Beginning of period                   $    16.87    $    13.43           N/A           N/A
    End of period                         $    22.62    $    16.87           N/A           N/A
  Accumulation units outstanding
  at the end of period                        43,239        13,788           N/A           N/A

JNL/MCM Communications Sector
Division(528)

  Accumulation unit value:
    Beginning of period                   $     4.42    $     4.22           N/A           N/A
    End of period                         $     4.37    $     4.42           N/A           N/A
  Accumulation units outstanding
  at the end of period                             -             -           N/A           N/A

INVESTMENT DIVISIONS                     DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                             2005          2004          2003          2002
                                         ------------  ------------  ------------  ------------
JNL/MCM  S&P(R) 10 Division(152)

  Accumulation unit value:
    Beginning of period                   $     9.66    $     8.38    $     7.19    $     8.45
    End of period                         $    13.00    $     9.66    $     8.38    $     7.19
  Accumulation units outstanding
  at the end of period                       246,495       215,005        63,523        11,231

JNL/AIM Premier Equity II Division(367)

  Accumulation unit value:
    Beginning of period                          N/A    $     9.31    $     8.51           N/A
    End of period                                N/A    $     9.09    $     9.31           N/A
  Accumulation units outstanding
  at the end of period                           N/A             -         1,194           N/A

JNL/AIM Small Cap Growth Division(123)

  Accumulation unit value:
    Beginning of period                   $    11.70    $    11.17    $     8.23    $    10.53
    End of period                         $    12.43    $    11.70    $    11.17    $     8.23
  Accumulation units outstanding
  at the end of period                        22,386        23,753        15,365           717

JNL/AIM Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                   $    10.97    $    10.18    $     7.99    $    10.18
    End of period                         $    11.53    $    10.97    $    10.18    $     7.99
  Accumulation units outstanding
  at the end of period                        56,946        59,103        29,135         2,647

JNL/AIM Real Estate Division(856)

  Accumulation unit value:
    Beginning of period                   $    10.71           N/A           N/A           N/A
    End of period                         $    11.55           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                         3,283           N/A           N/A           N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                          N/A           N/A           N/A           N/A
    End of period                                N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                           N/A           N/A           N/A           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                            2005          2004          2003          2002
                                        ------------  ------------  ------------  ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A           N/A        N/A           N/A
    End of period                               N/A           N/A        N/A           N/A
  Accumulation units outstanding
  at the end of period                          N/A           N/A        N/A           N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                  $     9.87           N/A        N/A           N/A
    End of period                        $    10.50           N/A        N/A           N/A
  Accumulation units outstanding
  at the end of period                        3,063           N/A        N/A           N/A

JNL/MCM Value Line 25 Division(698)

  Accumulation unit value:
    Beginning of period                  $    11.41    $    10.46        N/A           N/A
    End of period                        $    15.53    $    11.41        N/A           N/A
  Accumulation units outstanding
  at the end of period                       79,154        25,200        N/A           N/A

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                  $    10.89    $     9.98        N/A           N/A
    End of period                        $    11.81    $    10.89        N/A           N/A
  Accumulation units outstanding
  at the end of period                      121,426         9,194        N/A           N/A

JNL/MCM VIP Division(719)

  Accumulation unit value:
    Beginning of period                  $    11.06    $    10.78        N/A           N/A
    End of period                        $    11.90    $    11.06        N/A           N/A
  Accumulation units outstanding
  at the end of period                       22,500         2,013        N/A           N/A

JNL/S&P Managed Moderate Division(692)

  Accumulation unit value:
    Beginning of period                  $    10.49    $    10.00        N/A           N/A
    End of period                        $    10.79    $    10.49        N/A           N/A
  Accumulation units outstanding
  at the end of period                       28,389           586        N/A           N/A

INVESTMENT DIVISIONS                DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                        2005          2004          2003          2002
                                    ------------  ------------  ------------  ------------
JNL/S&P Managed Conservative
Division(677)

  Accumulation unit value:
    Beginning of period              $    10.30    $    10.01        N/A           N/A
    End of period                    $    10.47    $    10.30        N/A           N/A
  Accumulation units outstanding
  at the end of period                    4,051         2,889        N/A           N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.02%

INVESTMENT DIVISIONS                      DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                              2005          2004          2003          2002
                                          ------------  ------------  ------------  ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(321)

  Accumulation unit value:
    Beginning of period                    $     8.04    $     7.37    $     6.16           N/A
    End of period                          $     8.21    $     8.04    $     7.37           N/A
  Accumulation units outstanding
  at the end of period                          4,618         5,609         3,178           N/A

JNL/FMR Capital Growth Division(596)

  Accumulation unit value:
    Beginning of period                    $    19.79    $    17.58           N/A           N/A
    End of period                          $    20.59    $    19.79           N/A           N/A
  Accumulation units outstanding
  at the end of period                          3,317         3,318           N/A           N/A

JNL/Select Large Cap Growth Division(92)

  Accumulation unit value:
    Beginning of period                    $    24.60    $    22.48    $    16.93    $    21.85
    End of period                          $    25.24    $    24.60    $    22.48    $    16.93
  Accumulation units outstanding
  at the end of period                          1,697         6,313             -             -

JNL/Select Global Growth Division(637)

  Accumulation unit value:
    Beginning of period                    $    21.86    $    18.27           N/A           N/A
    End of period                          $    21.84    $    21.86           N/A           N/A
  Accumulation units outstanding
  at the end of period                          2,384         2,478           N/A           N/A

JNL/Select Balanced Division(407)

  Accumulation unit value:
    Beginning of period                    $    21.69    $    19.96    $    18.46           N/A
    End of period                          $    22.39    $    21.69    $    19.96           N/A
  Accumulation units outstanding
  at the end of period                          1,559         1,611         1,121           N/A

INVESTMENT DIVISIONS                  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                          2005          2004          2003          2002
                                      ------------  ------------  ------------  ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                       N/A           N/A           N/A            N/A
    End of period                             N/A           N/A           N/A            N/A
  Accumulation units outstanding
  at the end of period                        N/A           N/A           N/A            N/A

JNL/Putnam Value Equity Division(81)

  Accumulation unit value:
    Beginning of period                $    18.68    $    17.36    $    14.23     $    18.01
    End of period                      $    19.20    $    18.68    $    17.36     $    14.23
  Accumulation units outstanding
  at the end of period                          -             -             -              -

JNL/Select Money Market Division(76)

  Accumulation unit value:
    Beginning of period                $    11.51    $    11.65    $    11.83     $    11.93
    End of period                      $    11.58    $    11.51    $    11.65     $    11.83
  Accumulation units outstanding
  at the end of period                      5,035         6,040           508              -

JNL/PPM America High Yield Bond
Division(53)

  Accumulation unit value:
    Beginning of period                       N/A    $    14.69    $    12.63     $    12.53
    End of period                             N/A    $    15.12    $    14.69     $    12.63
  Accumulation units outstanding
  at the end of period                        N/A             -           631              -

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(81)

  Accumulation unit value:
    Beginning of period                $    14.68    $    14.42    $    14.55     $    13.18
    End of period                      $    14.73    $    14.68    $    14.42     $    14.55
  Accumulation units outstanding
  at the end of period                        931         1,308           415              -

JNL/Salomon Brothers Strategic
Bond Division(81)

  Accumulation unit value:
    Beginning of period                $    17.55    $    16.75    $    15.05     $    14.34
    End of period                      $    17.65    $    17.55    $    16.75     $    15.05
  Accumulation units outstanding
  at the end of period                      3,249         2,089             -              -

INVESTMENT DIVISIONS                    DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                            2005          2004          2003          2002
                                        ------------  ------------  ------------  ------------
JNL/T. Rowe Price Established
Growth Division(420)

  Accumulation unit value:
    Beginning of period                  $    24.29    $    22.56    $    20.48           N/A
    End of period                        $    25.26    $    24.29    $    22.56           N/A
  Accumulation units outstanding
  at the end of period                        2,639         2,843           667           N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(53)

  Accumulation unit value:
    Beginning of period                  $    31.53    $    27.26    $    20.07    $    24.79
    End of period                        $    35.26    $    31.53    $    27.26    $    20.07
  Accumulation units outstanding
  at the end of period                        4,197         5,607           613             -

JNL/JPMorgan International Equity
Division(81)

  Accumulation unit value:
    Beginning of period                  $    12.70    $    11.14    $     8.84    $    11.27
    End of period                        $    13.78    $    12.70    $    11.14    $     8.84
  Accumulation units outstanding
  at the end of period                          393           431           880             -

JNL/Alger Growth Division(92)

  Accumulation unit value:
    Beginning of period                  $    16.48    $    16.01    $    12.08    $    17.02
    End of period                        $    18.14    $    16.48    $    16.01    $    12.08
  Accumulation units outstanding
  at the end of period                          385           385             -             -

JNL/Eagle Core Equity Division(489)

  Accumulation unit value:
    Beginning of period                  $    16.33    $    15.84           N/A           N/A
    End of period                        $    16.54    $    16.33           N/A           N/A
  Accumulation units outstanding
  at the end of period                          297           340           N/A           N/A

JNL/Eagle SmallCap Equity Division(53)

  Accumulation unit value:
    Beginning of period                  $    18.59    $    15.97    $    11.64    $    15.11
    End of period                        $    18.68    $    18.59    $    15.97    $    11.64
  Accumulation units outstanding
  at the end of period                        3,531         3,531             -             -

INVESTMENT DIVISIONS                   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                           2005          2004          2003          2002
                                       ------------  ------------  ------------  ------------
JNL/S&P Managed Moderate Growth
  Division(451)

  Accumulation unit value:
    Beginning of period                 $    12.09    $    11.26    $    10.80           N/A
    End of period                       $    12.61    $    12.09    $    11.26           N/A
  Accumulation units outstanding
    at the end of period                   132,849       119,581         2,041           N/A

JNL/S&P Managed Growth Division(53)

  Accumulation unit value:
    Beginning of period                 $    12.38    $    11.34    $     9.51    $    10.80
    End of period                       $    13.04    $    12.38    $    11.34    $     9.51
  Accumulation units outstanding
    at the end of period                    75,781        66,207         2,658             -

JNL/S&P Managed Aggressive Growth
Division(628)

  Accumulation unit value:
    Beginning of period                 $    12.16    $    10.75           N/A           N/A
    End of period                       $    12.93    $    12.16           N/A           N/A
  Accumulation units outstanding
    at the end of period                     4,381         4,394           N/A           N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                        N/A           N/A           N/A           N/A
    End of period                              N/A           N/A           N/A           N/A
  Accumulation units outstanding
    at the end of period                       N/A           N/A           N/A           N/A

JNL/S&P Equity Growth Division I(664)

  Accumulation unit value:
    Beginning of period                        N/A    $     9.98           N/A           N/A
    End of period                              N/A    $    10.07           N/A           N/A
  Accumulation units outstanding
    at the end of period                       N/A             -           N/A           N/A

JNL/S&P Equity Aggressive Growth
  Division I(617)

  Accumulation unit value:
    Beginning of period                        N/A    $    10.19           N/A           N/A
    End of period                              N/A    $    10.33           N/A           N/A
  Accumulation units outstanding
    at the end of period                       N/A             -           N/A           N/A

INVESTMENT DIVISIONS                       DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                               2005          2004          2003          2002
                                           ------------  ------------  ------------  ------------
JNL/MCM S&P 500 Index Division(593)

  Accumulation unit value:
    Beginning of period                     $    10.32    $     9.61           N/A           N/A
    End of period                           $    10.56    $    10.32           N/A           N/A
  Accumulation units outstanding
  at the end of period                          18,826        18,687           N/A           N/A

JNL/MCM S&P 400 MidCap Index Division(81)

  Accumulation unit value:
    Beginning of period                     $    12.63    $    11.13    $     8.44    $    10.49
    End of period                           $    13.86    $    12.63    $    11.13    $     8.44
  Accumulation units outstanding
  at the end of period                          14,007        13,861         2,018             -

JNL/Alliance Capital Growth Division(594)

  Accumulation unit value:
    Beginning of period                     $     9.52    $     9.35           N/A           N/A
    End of period                           $     8.64    $     9.52           N/A           N/A
  Accumulation units outstanding
  at the end of period                               -            70           N/A           N/A

JNL/JPMorgan International Value
Division(491)

  Accumulation unit value:
    Beginning of period                     $    10.03    $     8.60           N/A           N/A
    End of period                           $    11.66    $    10.03           N/A           N/A
  Accumulation units outstanding
  at the end of period                           6,972        11,127           N/A           N/A

JNL/PIMCO Total Return Bond Division(81)

  Accumulation unit value:
    Beginning of period                     $    13.39    $    13.08    $    12.74    $    11.96
    End of period                           $    13.42    $    13.39    $    13.08    $    12.74
  Accumulation units outstanding
  at the end of period                           3,763         3,107             -             -

JNL/MCM Small Cap Index Division(81)

  Accumulation unit value:
    Beginning of period                     $    12.94    $    11.25    $     7.87    $    10.27
    End of period                           $    13.22    $    12.94    $    11.25    $     7.87
  Accumulation units outstanding
  at the end of period                          14,881        14,725         1,134             -

INVESTMENT DIVISIONS                      DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                              2005          2004          2003          2002
                                          ------------  ------------  ------------  ------------
JNL/MCM International Index Division(81)

  Accumulation unit value:
    Beginning of period                    $    13.35    $    11.40    $     8.47    $    10.28
    End of period                          $    14.83    $    13.35    $    11.40    $     8.47
  Accumulation units outstanding
  at the end of period                          9,952        10,476           877             -

JNL/Lazard Small Cap Value Division(87)

  Accumulation unit value:
    Beginning of period                    $    14.03    $    12.41    $     9.12    $    11.73
    End of period                          $    14.39    $    14.03    $    12.41    $     9.12
  Accumulation units outstanding
  at the end of period                          3,550         5,359         1,107             -

JNL/Lazard Mid Cap Value Division(81)

  Accumulation unit value:
    Beginning of period                    $    16.53    $    13.52    $    10.71    $    13.06
    End of period                          $    17.62    $    16.53    $    13.52    $    10.71
  Accumulation units outstanding
  at the end of period                          5,283         5,912           706             -

JNL/MCM Bond Index Division(81)

  Accumulation unit value:
    Beginning of period                    $    10.91    $    10.74    $    10.65    $     9.80
    End of period                          $    10.89    $    10.91    $    10.74    $    10.65
  Accumulation units outstanding
  at the end of period                         18,205        17,302             -             -

JNL/S&P Core Index 100 Division(80)

  Accumulation unit value:
    Beginning of period                           N/A    $    10.16    $     8.49    $    10.03
    End of period                                 N/A    $    10.31    $    10.16    $     8.49
  Accumulation units outstanding
  at the end of period                            N/A             -         1,265             -

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $    12.54    $    12.21           N/A           N/A
    End of period                          $    12.50    $    12.54           N/A           N/A
  Accumulation units outstanding
  at the end of period                          3,917         3,876           N/A           N/A

INVESTMENT DIVISIONS                  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                          2005          2004          2003          2002
                                      ------------  ------------  ------------  ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                       N/A           N/A           N/A           N/A
    End of period                             N/A           N/A           N/A           N/A
  Accumulation units outstanding
    at the end of period                      N/A           N/A           N/A           N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                       N/A           N/A           N/A           N/A
    End of period                             N/A           N/A           N/A           N/A
  Accumulation units outstanding
    at the end of period                      N/A           N/A           N/A           N/A

JNL/MCM Dow(SM) 10 Division(321)

  Accumulation unit value:
    Beginning of period                $     9.31    $     9.23    $     7.23           N/A
    End of period                      $     8.61    $     9.31    $     9.23           N/A
  Accumulation units outstanding
    at the end of period                   36,178        34,622           711           N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                       N/A           N/A           N/A           N/A
    End of period                             N/A           N/A           N/A           N/A
  Accumulation units outstanding
    at the end of period                      N/A           N/A           N/A           N/A

JNL/T. Rowe Price Value Division(81)

  Accumulation unit value:
    Beginning of period                $    12.84    $    11.37    $     8.94    $    11.27
    End of period                      $    13.36    $    12.84    $    11.37    $     8.94
  Accumulation units outstanding
    at the end of period                    7,513        16,170         2,022             -

JNL/FMR Balanced Division(89)

  Accumulation unit value:
    Beginning of period                $     9.90    $     9.24    $     8.29    $     9.09
    End of period                      $    10.69    $     9.90    $     9.24    $     8.29
  Accumulation units outstanding
    at the end of period                    8,923         7,680             -             -

INVESTMENT DIVISIONS               DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                       2005          2004          2003          2002
                                   ------------  ------------  ------------  ------------
JNL/Oppenheimer Global Growth
Division(82)

  Accumulation unit value:
    Beginning of period             $    11.08    $     9.59    $     6.96    $     9.13
    End of period                   $    12.35    $    11.08    $     9.59    $     6.96
  Accumulation units outstanding
  at the end of period                   3,158         5,045         1,379             -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                    N/A           N/A           N/A           N/A
    End of period                          N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                     N/A           N/A           N/A           N/A

JNL/Select Value Division(446)

  Accumulation unit value:
    Beginning of period             $    16.22    $    14.42    $    13.60           N/A
    End of period                   $    17.19    $    16.22    $    14.42           N/A
  Accumulation units outstanding
  at the end of period                   1,477         1,545         1,050           N/A

JNL/MCM Global 15 Division(546)

  Accumulation unit value:
    Beginning of period             $    11.42    $     9.67           N/A           N/A
    End of period                   $    12.33    $    11.42           N/A           N/A
  Accumulation units outstanding
  at the end of period                  33,398        30,481           N/A           N/A

JNL/MCM 25 Division(407)

  Accumulation unit value:
    Beginning of period             $    11.61    $     9.72    $     8.30           N/A
    End of period                   $    11.04    $    11.61    $     9.72           N/A
  Accumulation units outstanding
  at the end of period                  32,080        30,682         1,053           N/A

JNL/MCM Consumer Brands Sector
Division(583)

  Accumulation unit value:
    Beginning of period             $    10.55    $     9.32           N/A           N/A
    End of period                   $    10.09    $    10.55           N/A           N/A
  Accumulation units outstanding
  at the end of period                   1,215         1,271           N/A           N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(467)

  Accumulation unit value:
    Beginning of period                    $      17.86     $      16.18        $   16.41          N/A
    End of period                          $      19.06     $      17.86        $   16.18          N/A
  Accumulation units outstanding
  at the end of period                           14,082           14,314              238          N/A

JNL/MCM Technology Sector Division(598)

  Accumulation unit value:
    Beginning of period                    $       5.55     $       5.34              N/A          N/A
    End of period                          $       5.57     $       5.55              N/A          N/A
  Accumulation units outstanding
  at the end of period                            5,038            1,070              N/A          N/A

JNL/MCM Healthcare Sector Division(583)

  Accumulation unit value:
    Beginning of period                    $      10.44     $      10.30              N/A          N/A
    End of period                          $      11.02     $      10.44              N/A          N/A
  Accumulation units outstanding
  at the end of period                            1,395              954              N/A          N/A

JNL/MCM Financial Sector Division(583)

  Accumulation unit value:
    Beginning of period                    $      11.75     $      10.31              N/A          N/A
    End of period                          $      12.22     $      11.75              N/A          N/A
  Accumulation units outstanding
  at the end of period                              391              677              N/A          N/A

JNL/MCM Oil & Gas Sector Division(576)

  Accumulation unit value:
    Beginning of period                    $      16.86     $      13.59              N/A          N/A
    End of period                          $      22.60     $      16.86              N/A          N/A
  Accumulation units outstanding
  at the end of period                            7,072            5,904              N/A          N/A

JNL/MCM Communications Sector
Division(674)

  Accumulation unit value:
    Beginning of period                    $       4.41     $       4.15              N/A          N/A
    End of period                          $       4.37     $       4.41              N/A          N/A
  Accumulation units outstanding
  at the end of period                              589              299              N/A          N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P(R) 10 Division(435)

  Accumulation unit value:
    Beginning of period                    $       9.66     $       8.37     $       7.76              N/A
    End of period                          $      12.99     $       9.66     $       8.37              N/A
  Accumulation units outstanding
  at the end of period                           32,135           32,804                -              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(594)

  Accumulation unit value:
    Beginning of period                    $      11.70     $      11.29              N/A              N/A
    End of period                          $      12.43     $      11.70              N/A              N/A
  Accumulation units outstanding
  at the end of period                                -                -              N/A              N/A

JNL/AIM Large Cap Growth Division(81)

  Accumulation unit value:
    Beginning of period                    $      10.97     $      10.17     $       7.98     $      10.53
    End of period                          $      11.53     $      10.97     $      10.17     $       7.98
  Accumulation units outstanding
  at the end of period                              467              474              931                -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(857)

  Accumulation unit value:
    Beginning of period                    $      10.60              N/A              N/A              N/A
    End of period                          $      11.24              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            1,861              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                    $      11.58          N/A              N/A              N/A
    End of period                          $      15.53          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            3,448          N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                    $      10.98          N/A              N/A              N/A
    End of period                          $      11.81          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           23,141          N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                    $      10.37          N/A              N/A              N/A
    End of period                          $      11.90          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           16,387          N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.03%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(820)

  Accumulation unit value:
    Beginning of period                    $      14.75          N/A              N/A              N/A
    End of period                          $      14.71          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              289          N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(820)

  Accumulation unit value:
    Beginning of period                    $      17.41          N/A              N/A              N/A
    End of period                          $      17.63          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              241          N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(781)

  Accumulation unit value:
    Beginning of period                    $      10.42          N/A              N/A              N/A
    End of period                          $      10.55          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              204          N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(781)

  Accumulation unit value:
    Beginning of period                    $      12.96          N/A              N/A              N/A
    End of period                          $      13.85          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            2,422          N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(820)

  Accumulation unit value:
    Beginning of period                    $      13.45          N/A              N/A              N/A
    End of period                          $      13.41          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              317          N/A              N/A              N/A

JNL/MCM Small Cap Index Division(781)

  Accumulation unit value:
    Beginning of period                    $      12.76          N/A              N/A              N/A
    End of period                          $      13.22          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            2,186          N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index Division(781)

  Accumulation unit value:
    Beginning of period                    $      13.71          N/A              N/A              N/A
    End of period                          $      14.82          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            1,099          N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/MCM Bond Index Division(820)

  Accumulation unit value:
    Beginning of period                    $      10.91          N/A              N/A              N/A
    End of period                          $      10.89          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              195          N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(820)

  Accumulation unit value:
    Beginning of period                    $      12.06          N/A              N/A              N/A
    End of period                          $      12.48          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              341          N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/MCM Dow(SM) 10 Division(820)

  Accumulation unit value:
    Beginning of period                    $       8.82          N/A              N/A              N/A
    End of period                          $       8.60          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              249          N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/MCM Global 15 Division(820)

  Accumulation unit value:
    Beginning of period                       $11.00             N/A              N/A              N/A
    End of period                             $12.32             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           178             N/A              N/A              N/A

JNL/MCM 25 Division(820)

  Accumulation unit value:
    Beginning of period                       $10.81             N/A              N/A              N/A
    End of period                             $11.03             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           193             N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(820)

  Accumulation unit value:
    Beginning of period                       $16.02             N/A              N/A              N/A
    End of period                             $19.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           116             N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(781)

  Accumulation unit value:
    Beginning of period                       $20.61             N/A              N/A              N/A
    End of period                             $22.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,690             N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(820)

  Accumulation unit value:
    Beginning of period                       $10.04             N/A              N/A              N/A
    End of period                             $12.98             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,101             N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/MCM Value Line 25 Division(820)

  Accumulation unit value:
    Beginning of period                       $11.80             N/A              N/A              N/A
    End of period                             $15.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           940             N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.045%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(296)

  Accumulation unit value:
    Beginning of period                    $       8.03     $       7.36     $       5.76          N/A
    End of period                          $       8.20     $       8.03     $       7.36          N/A
  Accumulation units outstanding
  at the end of period                           23,734           13,075           11,688          N/A

JNL/FMR Capital Growth Division(296)

  Accumulation unit value:
    Beginning of period                    $      19.74     $      17.08     $      13.04          N/A
    End of period                          $      20.54     $      19.74     $      17.08          N/A
  Accumulation units outstanding
  at the end of period                            2,794            2,575            2,392          N/A

JNL/Select Large Cap Growth Division(309)

  Accumulation unit value:
    Beginning of period                    $      24.54     $      22.43     $      17.46          N/A
    End of period                          $      25.17     $      24.54     $      22.43          N/A
  Accumulation units outstanding
  at the end of period                            4,603            2,245            1,045          N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                    $      19.40              N/A              N/A          N/A
    End of period                          $      21.78              N/A              N/A          N/A
  Accumulation units outstanding
  at the end of period                            1,305              N/A              N/A          N/A

JNL/Select Balanced Division(298)

  Accumulation unit value:
    Beginning of period                    $      21.64     $      19.92     $      16.20          N/A
    End of period                          $      22.33     $      21.64     $      19.92          N/A
  Accumulation units outstanding
  at the end of period                            7,369            5,850            1,894          N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division(299)

  Accumulation unit value:
    Beginning of period                    $      18.98     $      17.13     $      13.24          N/A
    End of period                          $      20.22     $      18.98     $      17.13          N/A
  Accumulation units outstanding
  at the end of period                                -            5,319            6,165          N/A

JNL/Putnam Value Equity Division(298)

  Accumulation unit value:
    Beginning of period                    $      18.63     $      17.33     $      13.33          N/A
    End of period                          $      19.15     $      18.63     $      17.33          N/A
  Accumulation units outstanding
  at the end of period                              737              908              823          N/A

JNL/Select Money Market Division(294)

  Accumulation unit value:
    Beginning of period                    $      11.50     $      11.64     $      11.79          N/A
    End of period                          $      11.57     $      11.50     $      11.64          N/A
  Accumulation units outstanding
  at the end of period                           29,125            8,337            6,678          N/A

JNL/PPM America High Yield Bond
Division(294)

  Accumulation unit value:
    Beginning of period                             N/A     $      14.66     $      13.07          N/A
    End of period                                   N/A     $      15.09     $      14.66          N/A
  Accumulation units outstanding
  at the end of period                              N/A                -           12,087          N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(296)

  Accumulation unit value:
    Beginning of period                    $      14.64     $      14.39     $      14.52          N/A
    End of period                          $      14.69     $      14.64     $      14.39          N/A
  Accumulation units outstanding
  at the end of period                           10,078            4,909            3,974          N/A

JNL/Salomon Brothers Strategic
Bond Division(298)

  Accumulation unit value:
    Beginning of period                    $      17.51     $      16.71     $      15.54          N/A
    End of period                          $      17.60     $      17.51     $      16.71          N/A
  Accumulation units outstanding
  at the end of period                           18,829            6,207            1,276          N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division(298)

  Accumulation unit value:
    Beginning of period                    $      24.23     $      22.51     $      17.20          N/A
    End of period                          $      25.19     $      24.23     $      22.51          N/A
  Accumulation units outstanding
  at the end of period                            8,830            4,352            1,340          N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(313)

  Accumulation unit value:
    Beginning of period                    $      31.46     $      27.20     $      20.80          N/A
    End of period                          $      35.17     $      31.46     $      27.20          N/A
  Accumulation units outstanding
  at the end of period                            6,162            3,936            3,882          N/A

JNL/JPMorgan International Equity
Division(342)

  Accumulation unit value:
    Beginning of period                    $      12.67     $      11.11     $       9.45          N/A
    End of period                          $      13.74     $      12.67     $      11.11          N/A
  Accumulation units outstanding
  at the end of period                            5,033            1,527            1,527          N/A

JNL/Alger Growth Division(348)

  Accumulation unit value:
    Beginning of period                    $      16.44     $      15.98     $      14.08          N/A
    End of period                          $      18.10     $      16.44     $      15.98          N/A
  Accumulation units outstanding
  at the end of period                            4,301            2,404            2,359          N/A

JNL/Eagle Core Equity Division(298)

  Accumulation unit value:
    Beginning of period                    $      16.29     $      15.64     $      12.33          N/A
    End of period                          $      16.50     $      16.29     $      15.64          N/A
  Accumulation units outstanding
  at the end of period                            3,542              962              801          N/A

JNL/Eagle SmallCap Equity Division(406)

  Accumulation unit value:
    Beginning of period                    $      18.55     $      15.94     $      15.56          N/A
    End of period                          $      18.63     $      18.55     $      15.94          N/A
  Accumulation units outstanding
  at the end of period                            2,820            1,089                -          N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division(296)

  Accumulation unit value:
    Beginning of period                    $      12.07     $      11.24     $       9.66          N/A
    End of period                          $      12.58     $      12.07     $      11.24          N/A
  Accumulation units outstanding
  at the end of period                           80,072           33,374           24,982          N/A

JNL/S&P Managed Growth Division(326)

  Accumulation unit value:
    Beginning of period                    $      12.36     $      11.33     $      10.00          N/A
    End of period                          $      13.01     $      12.36     $      11.33          N/A
  Accumulation units outstanding
  at the end of period                           45,587           38,108           21,395          N/A

JNL/S&P Managed Aggressive Growth
Division(335)

  Accumulation unit value:
    Beginning of period                    $      12.14     $      11.00     $       9.48          N/A
    End of period                          $      12.90     $      12.14     $      11.00          N/A
  Accumulation units outstanding
  at the end of period                           12,824           26,916           11,998          N/A

JNL/S&P Very Aggressive Growth
Division I(399)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.61     $       9.56          N/A
    End of period                                   N/A     $      10.81     $      10.61          N/A
  Accumulation units outstanding
  at the end of period                              N/A                -              895          N/A

JNL/S&P Equity Growth Division I(326)

  Accumulation unit value:
    Beginning of period                             N/A     $       9.91     $       8.30          N/A
    End of period                                   N/A     $      10.05     $       9.91          N/A
  Accumulation units outstanding
  at the end of period                              N/A                -           20,426          N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A          N/A
    End of period                                   N/A              N/A              N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A          N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(309)

  Accumulation unit value:
    Beginning of period                    $      10.31     $       9.56     $       7.71          N/A
    End of period                          $      10.55     $      10.31     $       9.56          N/A
  Accumulation units outstanding
  at the end of period                           62,665           57,881           48,300          N/A

JNL/MCM S&P 400 MidCap Index Division(294)

  Accumulation unit value:
    Beginning of period                    $      12.62     $      11.12     $       8.03          N/A
    End of period                          $      13.85     $      12.62     $      11.12          N/A
  Accumulation units outstanding
  at the end of period                           54,890           36,650           30,979          N/A

JNL/Alliance Capital Growth Division(294)

  Accumulation unit value:
    Beginning of period                    $       9.50     $       9.12     $       7.49          N/A
    End of period                          $       8.62     $       9.50     $       9.12          N/A
  Accumulation units outstanding
  at the end of period                                -            2,519            5,771          N/A

JNL/JPMorgan International Value
Division(566)

  Accumulation unit value:
    Beginning of period                    $      10.01     $       8.89              N/A          N/A
    End of period                          $      11.63     $      10.01              N/A          N/A
  Accumulation units outstanding
  at the end of period                           16,940            3,389              N/A          N/A

JNL/PIMCO Total Return Bond Division(296)

  Accumulation unit value:
    Beginning of period                    $      13.37     $      13.06     $      12.87          N/A
    End of period                          $      13.40     $      13.37     $      13.06          N/A
  Accumulation units outstanding
  at the end of period                           29,395           18,650           18,371          N/A

JNL/MCM Small Cap Index Division(294)

  Accumulation unit value:
    Beginning of period                    $      12.93     $      11.24     $       7.52          N/A
    End of period                          $      13.21     $      12.93     $      11.24          N/A
  Accumulation units outstanding
  at the end of period                           42,539           31,465           28,642          N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index Division(294)

  Accumulation unit value:
    Beginning of period                    $      13.34     $      11.40     $       7.92          N/A
    End of period                          $      14.81     $      13.34     $      11.40          N/A
  Accumulation units outstanding
  at the end of period                           53,056           33,798           32,049          N/A

JNL/Lazard Small Cap Value Division(316)

  Accumulation unit value:
    Beginning of period                    $      14.00     $      12.39     $       9.11          N/A
    End of period                          $      14.36     $      14.00     $      12.39          N/A
  Accumulation units outstanding
  at the end of period                           10,237            7,187            5,155          N/A

JNL/Lazard Mid Cap Value Division(298)

  Accumulation unit value:
    Beginning of period                    $      16.50     $      13.50     $      10.27          N/A
    End of period                          $      17.59     $      16.50     $      13.50          N/A
  Accumulation units outstanding
  at the end of period                           12,818           10,405            9,152          N/A

JNL/MCM Bond Index Division(309)

  Accumulation unit value:
    Beginning of period                    $      10.90     $      10.74     $      10.67          N/A
    End of period                          $      10.88     $      10.90     $      10.74          N/A
  Accumulation units outstanding
  at the end of period                           33,544           16,926           17,605          N/A

JNL/S&P Core Index 100 Division(293)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.16     $       8.51          N/A
    End of period                                   N/A     $      10.30     $      10.16          N/A
  Accumulation units outstanding
  at the end of period                              N/A                -            5,716          N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $      12.52     $      12.19              N/A          N/A
    End of period                          $      12.47     $      12.52              N/A          N/A
  Accumulation units outstanding
  at the end of period                           22,237           15,268              N/A          N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A          N/A
    End of period                                   N/A              N/A              N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A          N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A          N/A
    End of period                                   N/A              N/A              N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A          N/A

JNL/MCM Dow(SM) 10 Division(294)

  Accumulation unit value:
    Beginning of period                    $       9.30     $       9.22     $       6.75          N/A
    End of period                          $       8.59     $       9.30     $       9.22          N/A
  Accumulation units outstanding
  at the end of period                          123,421           98,111           80,710          N/A

JNL/Putnam Midcap Growth Division(445)

  Accumulation unit value:
    Beginning of period                    $       7.35     $       6.33     $       6.26          N/A
    End of period                          $       8.08     $       7.35     $       6.33          N/A
  Accumulation units outstanding
  at the end of period                            5,972            6,256            3,020          N/A

JNL/T. Rowe Price Value Division(294)

  Accumulation unit value:
    Beginning of period                    $      12.83     $      11.36     $       8.40          N/A
    End of period                          $      13.34     $      12.83     $      11.36          N/A
  Accumulation units outstanding
  at the end of period                           25,217           15,448            9,604          N/A

JNL/FMR Balanced Division(298)

  Accumulation unit value:
    Beginning of period                    $       9.89     $       9.23     $       8.17          N/A
    End of period                          $      10.67     $       9.89     $       9.23          N/A
  Accumulation units outstanding
  at the end of period                           14,243           12,036            7,977          N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth
Division(294)

  Accumulation unit value:
    Beginning of period                    $      11.07     $       9.58     $       6.51          N/A
    End of period                          $      12.34     $      11.07     $       9.58          N/A
  Accumulation units outstanding
  at the end of period                           17,773           10,185            2,684          N/A

JNL/Oppenheimer Growth Division(294)

  Accumulation unit value:
    Beginning of period                    $       8.01     $       7.85     $       6.80          N/A
    End of period                          $       8.57     $       8.01     $       7.85          N/A
  Accumulation units outstanding
  at the end of period                            5,842           10,732            9,432          N/A

JNL/Select Value Division(403)

  Accumulation unit value:
    Beginning of period                    $      16.21     $      14.41     $      13.07          N/A
    End of period                          $      17.18     $      16.21     $      14.41          N/A
  Accumulation units outstanding
  at the end of period                           11,210            4,908            1,921          N/A

JNL/MCM Global 15 Division(303)

  Accumulation unit value:
    Beginning of period                    $      11.40     $       9.09     $       6.32          N/A
    End of period                          $      12.31     $      11.40     $       9.09          N/A
  Accumulation units outstanding
  at the end of period                          116,774           65,763           49,662          N/A

JNL/MCM 25 Division(303)

  Accumulation unit value:
    Beginning of period                    $      11.59     $       9.71     $       6.98          N/A
    End of period                          $      11.03     $      11.59     $       9.71          N/A
  Accumulation units outstanding
  at the end of period                          122,802           81,191           57,024          N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                    $      10.06              N/A              N/A          N/A
    End of period                          $      10.07              N/A              N/A          N/A
  Accumulation units outstanding
  at the end of period                              461              N/A              N/A          N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(303)

  Accumulation unit value:
    Beginning of period                    $      17.83     $      16.17     $      11.32          N/A
    End of period                          $      19.03     $      17.83     $      16.17          N/A
  Accumulation units outstanding
  at the end of period                           59,977           38,388           30,280          N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                    $       5.22              N/A              N/A          N/A
    End of period                          $       5.56              N/A              N/A          N/A
  Accumulation units outstanding
  at the end of period                            4,369              N/A              N/A          N/A

JNL/MCM Healthcare Sector Division(722)

  Accumulation unit value:
    Beginning of period                    $      10.43     $      10.16              N/A          N/A
    End of period                          $      11.00     $      10.43              N/A          N/A
  Accumulation units outstanding
  at the end of period                            3,293               74              N/A          N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $      11.31              N/A              N/A          N/A
    End of period                          $      12.20              N/A              N/A          N/A
  Accumulation units outstanding
  at the end of period                            1,183              N/A              N/A          N/A

JNL/MCM Oil & Gas Sector Division(567)

  Accumulation unit value:
    Beginning of period                    $      16.84     $      14.17              N/A          N/A
    End of period                          $      22.56     $      16.84              N/A          N/A
  Accumulation units outstanding
  at the end of period                            8,253            4,980              N/A          N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                    $       4.12              N/A              N/A          N/A
    End of period                          $       4.36              N/A              N/A          N/A
  Accumulation units outstanding
  at the end of period                            1,695              N/A              N/A          N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(303)

  Accumulation unit value:
    Beginning of period                    $       9.64     $       8.37     $       7.12          N/A
    End of period                          $      12.97     $       9.64     $       8.37          N/A
  Accumulation units outstanding
  at the end of period                          115,130           72,877           55,789          N/A

JNL/AIM Premier Equity II Division(309)

  Accumulation unit value:
    Beginning of period                             N/A     $       9.30     $       7.66          N/A
    End of period                                   N/A     $       9.08     $       9.30          N/A
  Accumulation units outstanding
  at the end of period                              N/A                -            3,388          N/A

JNL/AIM Small Cap Growth Division(299)

  Accumulation unit value:
    Beginning of period                    $      11.69     $      11.16     $       7.92          N/A
    End of period                          $      12.42     $      11.69     $      11.16          N/A
  Accumulation units outstanding
  at the end of period                            3,505            5,328            5,114          N/A

JNL/AIM Large Cap Growth Division(298)

  Accumulation unit value:
    Beginning of period                    $      10.96     $      10.17     $       8.01          N/A
    End of period                          $      11.51     $      10.96     $      10.17          N/A
  Accumulation units outstanding
  at the end of period                           11,747           11,041            7,819          N/A

JNL/AIM Real Estate Division(904)

  Accumulation unit value:
    Beginning of period                    $      11.13              N/A              N/A          N/A
    End of period                          $      11.54              N/A              N/A          N/A
  Accumulation units outstanding
  at the end of period                            1,683              N/A              N/A          N/A

JNL/Goldman Sachs Mid Cap Value
Division(862)

  Accumulation unit value:
    Beginning of period                    $      10.76              N/A              N/A          N/A
    End of period                          $      11.24              N/A              N/A          N/A
  Accumulation units outstanding
  at the end of period                            5,703              N/A              N/A          N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division(900)

  Accumulation unit value:
    Beginning of period                    $      10.69              N/A          N/A              N/A
    End of period                          $      10.88              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                            2,475              N/A          N/A              N/A

JNL/MCM Nasdaq 15 Division(709)

  Accumulation unit value:
    Beginning of period                    $      10.82     $      10.47          N/A              N/A
    End of period                          $      10.49     $      10.82          N/A              N/A
  Accumulation units outstanding
  at the end of period                           10,207            1,886          N/A              N/A

JNL/MCM Value Line 25 Division(709)

  Accumulation unit value:
    Beginning of period                    $      11.41     $      10.59          N/A              N/A
    End of period                          $      15.52     $      11.41          N/A              N/A
  Accumulation units outstanding
  at the end of period                           47,707            9,543          N/A              N/A

JNL/MCM JNL 5 Division(679)

  Accumulation unit value:
    Beginning of period                    $      10.89     $       9.87          N/A              N/A
    End of period                          $      11.81     $      10.89          N/A              N/A
  Accumulation units outstanding
  at the end of period                          266,515           20,012          N/A              N/A

JNL/MCM VIP Division(706)

  Accumulation unit value:
    Beginning of period                    $      11.06     $      10.49          N/A              N/A
    End of period                          $      11.90     $      11.06          N/A              N/A
  Accumulation units outstanding
  at the end of period                           25,776            8,259          N/A              N/A

JNL/S&P Managed Moderate Division(679)

  Accumulation unit value:
    Beginning of period                    $      10.49     $       9.96          N/A              N/A
    End of period                          $      10.79     $      10.49          N/A              N/A
  Accumulation units outstanding
  at the end of period                           52,280           28,175          N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative Division(733)

  Accumulation unit value:
    Beginning of period                      $ 10.30           $10.27            N/A              N/A
    End of period                            $ 10.47           $10.30            N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,087              153            N/A              N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.05%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(302)

  Accumulation unit value:
    Beginning of period                    $       8.02     $       7.35     $       5.81          N/A
    End of period                          $       8.19     $       8.02     $       7.35          N/A
  Accumulation units outstanding
  at the end of period                           36,994           36,280            6,737          N/A

JNL/FMR Capital Growth Division(386)

  Accumulation unit value:
    Beginning of period                    $      19.73     $      17.07     $      14.84          N/A
    End of period                          $      20.53     $      19.73     $      17.07          N/A
  Accumulation units outstanding
  at the end of period                            5,178            3,823            1,005          N/A

JNL/Select Large Cap Growth Division(336)

  Accumulation unit value:
    Beginning of period                    $      24.53     $      22.42     $      19.04          N/A
    End of period                          $      25.15     $      24.53     $      22.42          N/A
  Accumulation units outstanding
  at the end of period                            7,530           43,449            7,903          N/A

JNL/Select Global Growth Division(644)

  Accumulation unit value:
    Beginning of period                    $      21.80     $      18.49              N/A          N/A
    End of period                          $      21.77     $      21.80              N/A          N/A
  Accumulation units outstanding
  at the end of period                            2,517              996              N/A          N/A

JNL/Select Balanced Division(356)

  Accumulation unit value:
    Beginning of period                    $      21.63     $      19.91     $      18.18          N/A
    End of period                          $      22.32     $      21.63     $      19.91          N/A
  Accumulation units outstanding
  at the end of period                           48,049           45,812           11,375          N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division(293)

  Accumulation unit value:
    Beginning of period                    $      18.97     $      17.13     $      13.77          N/A
    End of period                          $      20.21     $      18.97     $      17.13          N/A
  Accumulation units outstanding
  at the end of period                            1,563            2,589            1,840          N/A

JNL/Putnam Value Equity Division(386)

  Accumulation unit value:
    Beginning of period                    $      18.62     $      17.32     $      15.45          N/A
    End of period                          $      19.14     $      18.62     $      17.32          N/A
  Accumulation units outstanding
  at the end of period                           10,400           11,612            5,205          N/A

JNL/Select Money Market Division(420)

  Accumulation unit value:
    Beginning of period                    $      11.49     $      11.64     $      11.69          N/A
    End of period                          $      11.56     $      11.49     $      11.64          N/A
  Accumulation units outstanding
  at the end of period                           62,979           44,722            7,714          N/A

JNL/PPM America High Yield Bond
Division(408)

  Accumulation unit value:
    Beginning of period                             N/A     $      14.66     $      13.91          N/A
    End of period                                   N/A     $      15.08     $      14.66          N/A
  Accumulation units outstanding
  at the end of period                              N/A                -           14,253          N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(394)

  Accumulation unit value:
    Beginning of period                    $      14.64     $      14.39     $      14.12          N/A
    End of period                          $      14.68     $      14.64     $      14.39          N/A
  Accumulation units outstanding
  at the end of period                           44,751           37,681           13,262          N/A

JNL/Salomon Brothers Strategic
Bond Division(385)

  Accumulation unit value:
    Beginning of period                    $      17.50     $      16.71     $      15.90          N/A
    End of period                          $      17.59     $      17.50     $      16.71          N/A
  Accumulation units outstanding
  at the end of period                           49,671           40,551            8,828          N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division(293)

  Accumulation unit value:
    Beginning of period                    $      24.22     $      22.50     $      18.10          N/A
    End of period                          $      25.18     $      24.22     $      22.50          N/A
  Accumulation units outstanding
  at the end of period                           31,215           21,832            8,622          N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(293)

  Accumulation unit value:
    Beginning of period                    $      31.44     $      27.19     $      20.19          N/A
    End of period                          $      35.15     $      31.44     $      27.19          N/A
  Accumulation units outstanding
  at the end of period                           34,099           41,129           12,471          N/A

JNL/JPMorgan International Equity
Division(336)

  Accumulation unit value:
    Beginning of period                    $      12.66     $      11.11     $       9.15          N/A
    End of period                          $      13.73     $      12.66     $      11.11          N/A
  Accumulation units outstanding
  at the end of period                           17,006           12,809            6,152          N/A

JNL/Alger Growth Division(405)

  Accumulation unit value:
    Beginning of period                    $      16.44     $      15.97     $      15.01          N/A
    End of period                          $      18.09     $      16.44     $      15.97          N/A
  Accumulation units outstanding
  at the end of period                           13,100            7,941            2,826          N/A

JNL/Eagle Core Equity Division(302)

  Accumulation unit value:
    Beginning of period                    $      16.29     $      15.63     $      12.71          N/A
    End of period                          $      16.50     $      16.29     $      15.63          N/A
  Accumulation units outstanding
  at the end of period                           25,657           26,221            9,050          N/A

JNL/Eagle SmallCap Equity Division(359)

  Accumulation unit value:
    Beginning of period                    $      18.55     $      15.93     $      13.19          N/A
    End of period                          $      18.63     $      18.55     $      15.93          N/A
  Accumulation units outstanding
  at the end of period                           17,819           17,793            7,192          N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division(365)

  Accumulation unit value:
    Beginning of period                    $      12.08     $      11.25     $      10.58          N/A
    End of period                          $      12.60     $      12.08     $      11.25          N/A
  Accumulation units outstanding
  at the end of period                          414,294          345,178          102,216          N/A

JNL/S&P Managed Growth Division(307)

  Accumulation unit value:
    Beginning of period                    $      12.36     $      11.32     $       9.36          N/A
    End of period                          $      13.01     $      12.36     $      11.32          N/A
  Accumulation units outstanding
  at the end of period                          719,624          712,536          152,494          N/A

JNL/S&P Managed Aggressive Growth
Division(405)

  Accumulation unit value:
    Beginning of period                    $      12.14     $      11.00     $      10.30          N/A
    End of period                          $      12.90     $      12.14     $      11.00          N/A
  Accumulation units outstanding
  at the end of period                          347,603          391,537           54,331          N/A

JNL/S&P Very Aggressive Growth
Division I(318)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.61     $       8.53          N/A
    End of period                                   N/A     $      10.81     $      10.61          N/A
  Accumulation units outstanding
  at the end of period                              N/A                -            4,078          N/A

JNL/S&P Equity Growth Division I(293)

  Accumulation unit value:
    Beginning of period                             N/A     $       9.91     $       7.81          N/A
    End of period                                   N/A     $      10.05     $       9.91          N/A
  Accumulation units outstanding
  at the end of period                              N/A                -           45,537          N/A

JNL/S&P Equity Aggressive Growth
Division I(302)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.13     $       7.82          N/A
    End of period                                   N/A     $      10.31     $      10.13          N/A
  Accumulation units outstanding
  at the end of period                              N/A                -           27,925          N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(356)

  Accumulation unit value:
    Beginning of period                    $      10.31     $       9.56     $       8.43          N/A
    End of period                          $      10.55     $      10.31     $       9.56          N/A
  Accumulation units outstanding
  at the end of period                          256,804          207,347           32,670          N/A

JNL/MCM S&P 400 MidCap Index Division(356)

  Accumulation unit value:
    Beginning of period                    $      12.62     $      11.12     $       9.33          N/A
    End of period                          $      13.84     $      12.62     $      11.12          N/A
  Accumulation units outstanding
  at the end of period                          130,728           97,550           14,695          N/A

JNL/Alliance Capital Growth Division(394)

  Accumulation unit value:
    Beginning of period                    $       9.50     $       9.12     $       8.52          N/A
    End of period                          $       8.62     $       9.50     $       9.12          N/A
  Accumulation units outstanding
  at the end of period                                -           14,405            4,429          N/A

JNL/JPMorgan International Value
Division(420)

  Accumulation unit value:
    Beginning of period                    $      10.01     $       8.34     $       7.14          N/A
    End of period                          $      11.63     $      10.01     $       8.34          N/A
  Accumulation units outstanding
  at the end of period                          110,049          125,519            6,869          N/A

JNL/PIMCO Total Return Bond Division(302)

  Accumulation unit value:
    Beginning of period                    $      13.36     $      13.06     $      12.89          N/A
    End of period                          $      13.39     $      13.36     $      13.06          N/A
  Accumulation units outstanding
  at the end of period                          115,995           99,545           22,170          N/A

JNL/MCM Small Cap Index Division(293)

  Accumulation unit value:
    Beginning of period                    $      12.93     $      11.24     $       7.70          N/A
    End of period                          $      13.21     $      12.93     $      11.24          N/A
  Accumulation units outstanding
  at the end of period                          128,223           95,771           19,723          N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index Division(369)

  Accumulation unit value:
    Beginning of period                    $      13.37     $      11.42     $       9.36          N/A
    End of period                          $      14.84     $      13.37     $      11.42          N/A
  Accumulation units outstanding
  at the end of period                          125,351           88,817           22,997          N/A

JNL/Lazard Small Cap Value Division(293)

  Accumulation unit value:
    Beginning of period                    $      14.00     $      12.38     $       8.82          N/A
    End of period                          $      14.35     $      14.00     $      12.38          N/A
  Accumulation units outstanding
  at the end of period                           55,410           54,544            5,228          N/A

JNL/Lazard Mid Cap Value Division(302)

  Accumulation unit value:
    Beginning of period                    $      16.49     $      13.49     $      10.46          N/A
    End of period                          $      17.58     $      16.49     $      13.49          N/A
  Accumulation units outstanding
  at the end of period                           59,026           54,788            9,405          N/A

JNL/MCM Bond Index Division(356)

  Accumulation unit value:
    Beginning of period                    $      10.90     $      10.74     $      10.93          N/A
    End of period                          $      10.88     $      10.90     $      10.74          N/A
  Accumulation units outstanding
  at the end of period                          111,471           82,028           16,272          N/A

JNL/S&P Core Index 100 Division(293)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.16     $       8.51          N/A
    End of period                                   N/A     $      10.30     $      10.16          N/A
  Accumulation units outstanding
  at the end of period                              N/A                -           17,552          N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $      12.51     $      12.18              N/A          N/A
    End of period                          $      12.47     $      12.51              N/A          N/A
  Accumulation units outstanding
  at the end of period                           67,788           75,211              N/A          N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division(493)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.07              N/A          N/A
    End of period                                   N/A     $      10.01              N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A                -              N/A          N/A

JNL/S&P Core Index 75 Division(471)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.02     $       9.63          N/A
    End of period                                   N/A     $      10.19     $      10.02          N/A
  Accumulation units outstanding
  at the end of period                              N/A                -           45,444          N/A

JNL/MCM Dow(SM) 10 Division(293)

  Accumulation unit value:
    Beginning of period                    $       9.29     $       9.22     $       7.02          N/A
    End of period                          $       8.59     $       9.29     $       9.22          N/A
  Accumulation units outstanding
  at the end of period                          561,474          416,193           86,351          N/A

JNL/Putnam Midcap Growth Division(385)

  Accumulation unit value:
    Beginning of period                    $       7.35     $       6.33     $       5.50          N/A
    End of period                          $       8.08     $       7.35     $       6.33          N/A
  Accumulation units outstanding
  at the end of period                           20,016           15,777            6,900          N/A

JNL/T. Rowe Price Value Division(414)

  Accumulation unit value:
    Beginning of period                    $      12.82     $      11.36     $      10.37          N/A
    End of period                          $      13.34     $      12.82     $      11.36          N/A
  Accumulation units outstanding
  at the end of period                          104,348          151,803           20,592          N/A

JNL/FMR Balanced Division(307)

  Accumulation unit value:
    Beginning of period                    $       9.89     $       9.23     $       8.25          N/A
    End of period                          $      10.67     $       9.89     $       9.23          N/A
  Accumulation units outstanding
  at the end of period                           36,602           35,210            6,603          N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth
Division(349)

  Accumulation unit value:
    Beginning of period                    $      11.07     $       9.58     $       7.86          N/A
    End of period                          $      12.34     $      11.07     $       9.58          N/A
  Accumulation units outstanding
  at the end of period                           61,553           67,111           22,050          N/A

JNL/Oppenheimer Growth Division(336)

  Accumulation unit value:
    Beginning of period                    $       8.01     $       7.85     $       7.28          N/A
    End of period                          $       8.57     $       8.01     $       7.85          N/A
  Accumulation units outstanding
  at the end of period                           17,662           17,496            8,419          N/A

JNL/Select Value Division(386)

  Accumulation unit value:
    Beginning of period                    $      16.21     $      14.41     $      12.41          N/A
    End of period                          $      17.17     $      16.21     $      14.41          N/A
  Accumulation units outstanding
  at the end of period                           37,106           29,589            3,925          N/A

JNL/MCM Global 15 Division(369)

  Accumulation unit value:
    Beginning of period                    $      11.41     $       9.09     $       7.87          N/A
    End of period                          $      12.32     $      11.41     $       9.09          N/A
  Accumulation units outstanding
  at the end of period                          531,134          363,072           83,825          N/A

JNL/MCM 25 Division(293)

  Accumulation unit value:
    Beginning of period                    $      11.59     $       9.70     $       7.12          N/A
    End of period                          $      11.02     $      11.59     $       9.70          N/A
  Accumulation units outstanding
  at the end of period                          485,702          371,020           86,154          N/A

JNL/MCM Consumer Brands Sector
Division(513)

  Accumulation unit value:
    Beginning of period                    $      10.53     $       9.92              N/A          N/A
    End of period                          $      10.07     $      10.53              N/A          N/A
  Accumulation units outstanding
  at the end of period                            2,985            2,288              N/A          N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(369)

  Accumulation unit value:
    Beginning of period                    $      17.85     $      16.18     $      13.57          N/A
    End of period                          $      19.05     $      17.85     $      16.18          N/A
  Accumulation units outstanding
  at the end of period                          286,042          211,391           49,151          N/A

JNL/MCM Technology Sector Division(513)

  Accumulation unit value:
    Beginning of period                    $       5.54     $       5.79              N/A          N/A
    End of period                          $       5.56     $       5.54              N/A          N/A
  Accumulation units outstanding
  at the end of period                           18,780           40,708              N/A          N/A

JNL/MCM Healthcare Sector Division(507)

  Accumulation unit value:
    Beginning of period                    $      10.43     $      10.69              N/A          N/A
    End of period                          $      10.99     $      10.43              N/A          N/A
  Accumulation units outstanding
  at the end of period                           19,417           29,914              N/A          N/A

JNL/MCM Financial Sector Division(513)

  Accumulation unit value:
    Beginning of period                    $      11.73     $      11.01              N/A          N/A
    End of period                          $      12.20     $      11.73              N/A          N/A
  Accumulation units outstanding
  at the end of period                            8,281           11,500              N/A          N/A

JNL/MCM Oil & Gas Sector Division(513)

  Accumulation unit value:
    Beginning of period                    $      16.83     $      13.32              N/A          N/A
    End of period                          $      22.56     $      16.83              N/A          N/A
  Accumulation units outstanding
  at the end of period                           31,817           15,094              N/A          N/A

JNL/MCM Communications Sector
Division(513)

  Accumulation unit value:
    Beginning of period                    $       4.41     $       4.14              N/A          N/A
    End of period                          $       4.36     $       4.41              N/A          N/A
  Accumulation units outstanding
  at the end of period                            3,247            6,922              N/A          N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(293)

  Accumulation unit value:
    Beginning of period                    $       9.64     $       8.36     $       7.02          N/A
    End of period                          $      12.97     $       9.64     $       8.36          N/A
  Accumulation units outstanding
  at the end of period                          496,136          414,523          104,748          N/A

JNL/AIM Premier Equity II Division(436)

  Accumulation unit value:
    Beginning of period                             N/A     $       9.30     $       8.88          N/A
    End of period                                   N/A     $       9.08     $       9.30          N/A
  Accumulation units outstanding
  at the end of period                              N/A                -            3,863          N/A

JNL/AIM Small Cap Growth Division(386)

  Accumulation unit value:
    Beginning of period                    $      11.69     $      11.16     $       9.53          N/A
    End of period                          $      12.41     $      11.69     $      11.16          N/A
  Accumulation units outstanding
  at the end of period                           21,426           20,383           14,712          N/A

JNL/AIM Large Cap Growth Division(293)

  Accumulation unit value:
    Beginning of period                    $      10.96     $      10.17     $       8.36          N/A
    End of period                          $      11.51     $      10.96     $      10.17          N/A
  Accumulation units outstanding
  at the end of period                           51,027           48,918           11,809          N/A

JNL/AIM Real Estate Division(837)

  Accumulation unit value:
    Beginning of period                    $      10.26              N/A              N/A          N/A
    End of period                          $      11.54              N/A              N/A          N/A
  Accumulation units outstanding
  at the end of period                            6,783              N/A              N/A          N/A

JNL/Goldman Sachs Mid Cap Value
Division(827)

  Accumulation unit value:
    Beginning of period                    $      10.15              N/A              N/A          N/A
    End of period                          $      11.24              N/A              N/A          N/A
  Accumulation units outstanding
  at the end of period                            4,188              N/A              N/A          N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division(847)

  Accumulation unit value:
    Beginning of period                    $      10.43              N/A          N/A              N/A
    End of period                          $      10.88              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                            5,109              N/A          N/A              N/A

JNL/MCM Nasdaq 15 Division(692)

  Accumulation unit value:
    Beginning of period                    $      10.82     $      10.12          N/A              N/A
    End of period                          $      10.49     $      10.82          N/A              N/A
  Accumulation units outstanding
  at the end of period                           44,303              530          N/A              N/A

JNL/MCM Value Line 25 Division(685)

  Accumulation unit value:
    Beginning of period                    $      11.41     $       9.62          N/A              N/A
    End of period                          $      15.52     $      11.41          N/A              N/A
  Accumulation units outstanding
  at the end of period                          160,443            9,824          N/A              N/A

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                    $      10.89     $       9.76          N/A              N/A
    End of period                          $      11.81     $      10.89          N/A              N/A
  Accumulation units outstanding
  at the end of period                          244,283           17,438          N/A              N/A

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                    $      11.06     $       9.77          N/A              N/A
    End of period                          $      11.90     $      11.06          N/A              N/A
  Accumulation units outstanding
  at the end of period                          137,923            5,695          N/A              N/A

JNL/S&P Managed Moderate Division(676)

  Accumulation unit value:
    Beginning of period                    $      10.49     $      10.00          N/A              N/A
    End of period                          $      10.79     $      10.49          N/A              N/A
  Accumulation units outstanding
  at the end of period                           41,446           16,012          N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                       $10.30           $ 9.96            N/A              N/A
    End of period                             $10.47           $10.30            N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,161            2,808            N/A              N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.055%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(816)

  Accumulation unit value:
    Beginning of period                       $14.68             N/A              N/A              N/A
    End of period                             $14.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           410             N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(816)

  Accumulation unit value:
    Beginning of period                       $17.39             N/A              N/A              N/A
    End of period                             $17.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           346             N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/MCM Bond Index Division(816)

  Accumulation unit value:
    Beginning of period                       $10.88             N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           553             N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(816)

  Accumulation unit value:
    Beginning of period                       $12.13             N/A              N/A              N/A
    End of period                             $12.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           496             N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/MCM Dow(SM) 10 Division(816)

  Accumulation unit value:
    Beginning of period                        $8.68             N/A              N/A              N/A
    End of period                              $8.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           833             N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/MCM Global 15 Division(816)

  Accumulation unit value:
    Beginning of period                       $10.97             N/A              N/A              N/A
    End of period                             $12.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           659             N/A              N/A              N/A

JNL/MCM 25 Division(816)

  Accumulation unit value:
    Beginning of period                       $10.74             N/A              N/A              N/A
    End of period                             $11.02             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           673             N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(816)

  Accumulation unit value:
    Beginning of period                       $16.10             N/A              N/A              N/A
    End of period                             $19.01             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           449             N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(816)

  Accumulation unit value:
    Beginning of period                       $10.08             N/A              N/A              N/A
    End of period                             $12.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           717             N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.06%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(279)

  Accumulation unit value:
    Beginning of period                    $       8.02     $       7.36     $       5.52          N/A
    End of period                          $       8.19     $       8.02     $       7.36          N/A
  Accumulation units outstanding
  at the end of period                           43,606           66,907           39,384          N/A

JNL/FMR Capital Growth Division(387)

  Accumulation unit value:
    Beginning of period                    $      19.71     $      17.06     $      14.95          N/A
    End of period                          $      20.50     $      19.71     $      17.06          N/A
  Accumulation units outstanding
  at the end of period                            5,461            2,288            2,117          N/A

JNL/Select Large Cap Growth Division(306)

  Accumulation unit value:
    Beginning of period                    $      24.50     $      22.40     $      17.10          N/A
    End of period                          $      25.13     $      24.50     $      22.40          N/A
  Accumulation units outstanding
  at the end of period                           12,865           14,886           16,812          N/A

JNL/Select Global Growth Division(657)

  Accumulation unit value:
    Beginning of period                    $      21.78     $      19.05              N/A          N/A
    End of period                          $      21.74     $      21.78              N/A          N/A
  Accumulation units outstanding
  at the end of period                            1,154            2,445              N/A          N/A

JNL/Select Balanced Division(284)

  Accumulation unit value:
    Beginning of period                    $      21.61     $      19.89     $      15.77          N/A
    End of period                          $      22.29     $      21.61     $      19.89          N/A
  Accumulation units outstanding
  at the end of period                          198,248          203,410           75,488          N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division(350)

  Accumulation unit value:
    Beginning of period                    $      18.95     $      17.11     $      15.56          N/A
    End of period                          $      20.19     $      18.95     $      17.11          N/A
  Accumulation units outstanding
  at the end of period                            2,662            4,478            3,951          N/A

JNL/Putnam Value Equity Division(283)

  Accumulation unit value:
    Beginning of period                    $      18.61     $      17.30     $      13.18          N/A
    End of period                          $      19.12     $      18.61     $      17.30          N/A
  Accumulation units outstanding
  at the end of period                           54,898           52,838           32,436          N/A

JNL/Select Money Market Division(274)

  Accumulation unit value:
    Beginning of period                    $      11.48     $      11.63     $      11.79          N/A
    End of period                          $      11.55     $      11.48     $      11.63          N/A
  Accumulation units outstanding
  at the end of period                          594,960          140,976          101,889          N/A

JNL/PPM America High Yield Bond
Division(289)

  Accumulation unit value:
    Beginning of period                             N/A     $      14.64     $      12.99          N/A
    End of period                                   N/A     $      15.07     $      14.64          N/A
  Accumulation units outstanding
  at the end of period                              N/A                -           75,494          N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(279)

  Accumulation unit value:
    Beginning of period                    $      14.62     $      14.37     $      14.68          N/A
    End of period                          $      14.66     $      14.62     $      14.37          N/A
  Accumulation units outstanding
  at the end of period                          102,547           68,559           48,232          N/A

JNL/Salomon Brothers Strategic
Bond Division(289)

  Accumulation unit value:
    Beginning of period                    $      17.48     $      16.69     $      15.41          N/A
    End of period                          $      17.57     $      17.48     $      16.69          N/A
  Accumulation units outstanding
  at the end of period                          115,421           84,017           26,557          N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division(289)

  Accumulation unit value:
    Beginning of period                    $      24.20     $      22.48     $      17.35          N/A
    End of period                          $      25.15     $      24.20     $      22.48          N/A
  Accumulation units outstanding
  at the end of period                          120,219          100,210           26,084          N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(283)

  Accumulation unit value:
    Beginning of period                    $      31.41     $      27.17     $      18.82          N/A
    End of period                          $      35.11     $      31.41     $      27.17          N/A
  Accumulation units outstanding
  at the end of period                           94,663           64,393           32,109          N/A

JNL/JPMorgan International Equity
Division(289)

  Accumulation unit value:
    Beginning of period                    $      12.65     $      11.10     $       8.14          N/A
    End of period                          $      13.72     $      12.65     $      11.10          N/A
  Accumulation units outstanding
  at the end of period                           54,355           50,017           19,015          N/A

JNL/Alger Growth Division(283)

  Accumulation unit value:
    Beginning of period                    $      16.42     $      15.96     $      11.57          N/A
    End of period                          $      18.07     $      16.42     $      15.96          N/A
  Accumulation units outstanding
  at the end of period                           32,152           35,957           33,877          N/A

JNL/Eagle Core Equity Division(289)

  Accumulation unit value:
    Beginning of period                    $      16.27     $      15.62     $      12.51          N/A
    End of period                          $      16.48     $      16.27     $      15.62          N/A
  Accumulation units outstanding
  at the end of period                           68,142           63,923           43,919          N/A

JNL/Eagle SmallCap Equity Division(281)

  Accumulation unit value:
    Beginning of period                    $      18.53     $      15.92     $      10.29          N/A
    End of period                          $      18.61     $      18.53     $      15.92          N/A
  Accumulation units outstanding
  at the end of period                           56,014           66,339           30,757          N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division(275)

  Accumulation unit value:
    Beginning of period                    $      12.06     $      11.23     $       9.48          N/A
    End of period                          $      12.57     $      12.06     $      11.23          N/A
  Accumulation units outstanding
  at the end of period                          998,332          681,397          257,024          N/A

JNL/S&P Managed Growth Division(277)

  Accumulation unit value:
    Beginning of period                    $      12.35     $      11.32     $       9.16          N/A
    End of period                          $      13.00     $      12.35     $      11.32          N/A
  Accumulation units outstanding
  at the end of period                        1,325,309        1,315,143          550,709          N/A

JNL/S&P Managed Aggressive Growth
Division(278)

  Accumulation unit value:
    Beginning of period                    $      12.13     $      10.99     $       8.50          N/A
    End of period                          $      12.89     $      12.13     $      10.99          N/A
  Accumulation units outstanding
  at the end of period                          962,023        1,004,055          142,161          N/A

JNL/S&P Very Aggressive Growth
Division I(393)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.60     $       9.58          N/A
    End of period                                   N/A     $      10.80     $      10.60          N/A
  Accumulation units outstanding
  at the end of period                              N/A                -           85,150          N/A

JNL/S&P Equity Growth Division I(289)

  Accumulation unit value:
    Beginning of period                             N/A     $       9.90     $       7.53          N/A
    End of period                                   N/A     $      10.04     $       9.90          N/A
  Accumulation units outstanding
  at the end of period                              N/A                -          111,824          N/A

JNL/S&P Equity Aggressive Growth
Division I(268)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.13     $       7.33          N/A
    End of period                                   N/A     $      10.30     $      10.13          N/A
  Accumulation units outstanding
  at the end of period                              N/A                -           70,918          N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(269)

  Accumulation unit value:
    Beginning of period                    $      10.31     $       9.56     $       7.25          N/A
    End of period                          $      10.54     $      10.31     $       9.56          N/A
  Accumulation units outstanding
  at the end of period                          947,921          761,797          372,550          N/A

JNL/MCM S&P 400 MidCap Index Division(269)

  Accumulation unit value:
    Beginning of period                    $      12.61     $      11.12     $       7.81          N/A
    End of period                          $      13.84     $      12.61     $      11.12          N/A
  Accumulation units outstanding
  at the end of period                          502,534          427,257          194,555          N/A

JNL/Alliance Capital Growth Division(293)

  Accumulation unit value:
    Beginning of period                    $       9.49     $       9.12     $       7.77          N/A
    End of period                          $       8.61     $       9.49     $       9.12          N/A
  Accumulation units outstanding
  at the end of period                                -            9,146            3,794          N/A

JNL/JPMorgan International Value
Division(293)

  Accumulation unit value:
    Beginning of period                    $      10.00     $       8.33     $       5.78          N/A
    End of period                          $      11.62     $      10.00     $       8.33          N/A
  Accumulation units outstanding
  at the end of period                          209,981          155,420           30,027          N/A

JNL/PIMCO Total Return Bond Division(281)

  Accumulation unit value:
    Beginning of period                    $      13.35     $      13.05     $      12.96          N/A
    End of period                          $      13.38     $      13.35     $      13.05          N/A
  Accumulation units outstanding
  at the end of period                          476,340          297,656          150,453          N/A

JNL/MCM Small Cap Index Division(269)

  Accumulation unit value:
    Beginning of period                    $      12.93     $      11.24     $       7.35          N/A
    End of period                          $      13.20     $      12.93     $      11.24          N/A
  Accumulation units outstanding
  at the end of period                          472,981          404,112          194,768          N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index Division(269)

  Accumulation unit value:
    Beginning of period                    $      13.34     $      11.39     $       8.04          N/A
    End of period                          $      14.80     $      13.34     $      11.39          N/A
  Accumulation units outstanding
  at the end of period                          442,236          330,036          122,165          N/A

JNL/Lazard Small Cap Value Division(283)

  Accumulation unit value:
    Beginning of period                    $      13.99     $      12.38     $       8.51          N/A
    End of period                          $      14.34     $      13.99     $      12.38          N/A
  Accumulation units outstanding
  at the end of period                          150,375          132,313           43,596          N/A

JNL/Lazard Mid Cap Value Division(279)

  Accumulation unit value:
    Beginning of period                    $      16.48     $      13.49     $      10.19          N/A
    End of period                          $      17.57     $      16.48     $      13.49          N/A
  Accumulation units outstanding
  at the end of period                          142,334          113,701           56,467          N/A

JNL/MCM Bond Index Division(269)

  Accumulation unit value:
    Beginning of period                    $      10.90     $      10.74     $      10.66          N/A
    End of period                          $      10.87     $      10.90     $      10.74          N/A
  Accumulation units outstanding
  at the end of period                          405,337          317,614          131,891          N/A

JNL/S&P Core Index 100 Division(320)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.15     $       8.71          N/A
    End of period                                   N/A     $      10.29     $      10.15          N/A
  Accumulation units outstanding
  at the end of period                              N/A                -           42,579          N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $      12.51     $      12.17              N/A          N/A
    End of period                          $      12.46     $      12.51              N/A          N/A
  Accumulation units outstanding
  at the end of period                          357,326          680,730              N/A          N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division(392)

  Accumulation unit value:
    Beginning of period                             N/A     $       9.86     $       8.83          N/A
    End of period                                   N/A     $      10.01     $       9.86          N/A
  Accumulation units outstanding
  at the end of period                              N/A                -           14,006          N/A

JNL/S&P Core Index 75 Division(359)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.02     $       8.86          N/A
    End of period                                   N/A     $      10.19     $      10.02          N/A
  Accumulation units outstanding
  at the end of period                              N/A                -           19,738          N/A

JNL/MCM Dow(SM) 10 Division(268)

  Accumulation unit value:
    Beginning of period                    $       9.29     $       9.22     $       6.65          N/A
    End of period                          $       8.58     $       9.29     $       9.22          N/A
  Accumulation units outstanding
  at the end of period                        1,434,323        1,217,080          534,837          N/A

JNL/Putnam Midcap Growth Division(279)

  Accumulation unit value:
    Beginning of period                    $       7.35     $       6.32     $       4.65          N/A
    End of period                          $       8.07     $       7.35     $       6.32          N/A
  Accumulation units outstanding
  at the end of period                           41,390           45,666           27,830          N/A

JNL/T. Rowe Price Value Division(282)

  Accumulation unit value:
    Beginning of period                    $      12.82     $      11.36     $       8.06          N/A
    End of period                          $      13.33     $      12.82     $      11.36          N/A
  Accumulation units outstanding
  at the end of period                          215,294          252,047           93,957          N/A

JNL/FMR Balanced Division(279)

  Accumulation unit value:
    Beginning of period                    $       9.89     $       9.22     $       8.10          N/A
    End of period                          $      10.66     $       9.89     $       9.22          N/A
  Accumulation units outstanding
  at the end of period                          133,924          109,669          155,620          N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth
Division(283)

  Accumulation unit value:
    Beginning of period                    $      11.07     $       9.58     $       6.32          N/A
    End of period                          $      12.33     $      11.07     $       9.58          N/A
  Accumulation units outstanding
  at the end of period                          143,244          129,803           60,866          N/A

JNL/Oppenheimer Growth Division(289)

  Accumulation unit value:
    Beginning of period                    $       8.01     $       7.84     $       6.90          N/A
    End of period                          $       8.56     $       8.01     $       7.84          N/A
  Accumulation units outstanding
  at the end of period                           40,312           34,780           13,223          N/A

JNL/Select Value Division(293)

  Accumulation unit value:
    Beginning of period                    $      16.20     $      14.41     $      10.80          N/A
    End of period                          $      17.17     $      16.20     $      14.41          N/A
  Accumulation units outstanding
  at the end of period                           80,741           83,044           20,479          N/A

JNL/MCM Global 15 Division(268)

  Accumulation unit value:
    Beginning of period                    $      11.40     $       9.08     $       6.33          N/A
    End of period                          $      12.30     $      11.40     $       9.08          N/A
  Accumulation units outstanding
  at the end of period                        1,172,609          936,408          368,577          N/A

JNL/MCM 25 Division(268)

  Accumulation unit value:
    Beginning of period                    $      11.58     $       9.70     $       6.75          N/A
    End of period                          $      11.01     $      11.58     $       9.70          N/A
  Accumulation units outstanding
  at the end of period                        1,078,363          981,180          397,436          N/A

JNL/MCM Consumer Brands Sector
Division(485)

  Accumulation unit value:
    Beginning of period                    $      10.53     $       9.76     $       9.75          N/A
    End of period                          $      10.07     $      10.53     $       9.76          N/A
  Accumulation units outstanding
  at the end of period                           17,435           24,810               27          N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(268)

  Accumulation unit value:
    Beginning of period                    $      17.82     $      16.15     $      10.20         N/A
    End of period                          $      19.01     $      17.82     $      16.15         N/A
  Accumulation units outstanding
  at the end of period                          649,310          533,237          229,487         N/A

JNL/MCM Technology Sector Division(485)

  Accumulation unit value:
    Beginning of period                    $       5.54     $       5.59     $       5.60         N/A
    End of period                          $       5.56     $       5.54     $       5.59         N/A
  Accumulation units outstanding
  at the end of period                          161,138          164,408              139         N/A

JNL/MCM Healthcare Sector Division(479)

  Accumulation unit value:
    Beginning of period                    $      10.42     $      10.28     $      10.09         N/A
    End of period                          $      10.99     $      10.42     $      10.28         N/A
  Accumulation units outstanding
  at the end of period                          132,685          119,368              929         N/A

JNL/MCM Financial Sector Division(479)

  Accumulation unit value:
    Beginning of period                    $      11.73     $      10.55     $      10.34         N/A
    End of period                          $      12.19     $      11.73     $      10.55         N/A
  Accumulation units outstanding
  at the end of period                           41,412           58,020              757         N/A

JNL/MCM Oil & Gas Sector Division(485)

  Accumulation unit value:
    Beginning of period                    $      16.82     $      12.88     $      12.95         N/A
    End of period                          $      22.55     $      16.82     $      12.88         N/A
  Accumulation units outstanding
  at the end of period                          196,459           87,442               40         N/A

JNL/MCM Communications Sector
Division(485)

  Accumulation unit value:
    Beginning of period                    $       4.40     $       3.82     $       3.80         N/A
    End of period                          $       4.36     $       4.40     $       3.82         N/A
  Accumulation units outstanding
  at the end of period                           78,120          140,210              137         N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(268)

  Accumulation unit value:
    Beginning of period                    $       9.64     $       8.36     $       6.65         N/A
    End of period                          $      12.96     $       9.64     $       8.36         N/A
  Accumulation units outstanding
  at the end of period                        1,245,593        1,063,204          534,919         N/A

JNL/AIM Premier Equity II Division(302)

  Accumulation unit value:
    Beginning of period                             N/A     $       9.37     $       7.59         N/A
    End of period                                   N/A     $       9.14     $       9.37         N/A
  Accumulation units outstanding
  at the end of period                              N/A                -            3,683         N/A

JNL/AIM Small Cap Growth Division(281)

  Accumulation unit value:
    Beginning of period                    $      11.68     $      11.16     $       7.61         N/A
    End of period                          $      12.41     $      11.68     $      11.16         N/A
  Accumulation units outstanding
  at the end of period                           91,390           76,706           42,639         N/A

JNL/AIM Large Cap Growth Division(284)

  Accumulation unit value:
    Beginning of period                    $      10.95     $      10.17     $       7.59         N/A
    End of period                          $      11.51     $      10.95     $      10.17         N/A
  Accumulation units outstanding
  at the end of period                          168,484          130,999           54,757         N/A

JNL/AIM Real Estate Division(826)

  Accumulation unit value:
    Beginning of period                    $      10.20              N/A              N/A         N/A
    End of period                          $      11.54              N/A              N/A         N/A
  Accumulation units outstanding
  at the end of period                           51,364              N/A              N/A         N/A

JNL/Goldman Sachs Mid Cap Value
Division(827)

  Accumulation unit value:
    Beginning of period                    $      10.15              N/A              N/A         N/A
    End of period                          $      11.24              N/A              N/A         N/A
  Accumulation units outstanding
  at the end of period                           41,446              N/A              N/A         N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division(852)

  Accumulation unit value:
    Beginning of period                    $      10.61              N/A         N/A              N/A
    End of period                          $      10.88              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                           32,749              N/A         N/A              N/A

JNL/MCM Nasdaq 15 Division(695)

  Accumulation unit value:
    Beginning of period                    $      10.82     $      10.21         N/A              N/A
    End of period                          $      10.49     $      10.82         N/A              N/A
  Accumulation units outstanding
  at the end of period                           80,121           13,570         N/A              N/A

JNL/MCM Value Line 25 Division(677)

  Accumulation unit value:
    Beginning of period                    $      11.41     $      10.02         N/A              N/A
    End of period                          $      15.52     $      11.41         N/A              N/A
  Accumulation units outstanding
  at the end of period                          620,859           82,118         N/A              N/A

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                    $      10.89     $       9.92         N/A              N/A
    End of period                          $      11.81     $      10.89         N/A              N/A
  Accumulation units outstanding
  at the end of period                        1,925,381          137,804         N/A              N/A

JNL/MCM VIP Division(678)

  Accumulation unit value:
    Beginning of period                    $      11.06     $       9.95         N/A              N/A
    End of period                          $      11.90     $      11.06         N/A              N/A
  Accumulation units outstanding
  at the end of period                          306,292          135,001         N/A              N/A

JNL/S&P Managed Moderate Division(686)

  Accumulation unit value:
    Beginning of period                    $      10.49     $       9.87         N/A              N/A
    End of period                          $      10.79     $      10.49         N/A              N/A
  Accumulation units outstanding
  at the end of period                          163,757           82,507         N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative Division(682)

  Accumulation unit value:
    Beginning of period                    $      10.32     $       9.97         N/A              N/A
    End of period                          $      10.48     $      10.32         N/A              N/A
  Accumulation units outstanding
  at the end of period                          100,101           37,823         N/A              N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.07%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(351)

  Accumulation unit value:
    Beginning of period                    $       8.02     $       7.35     $       6.67         N/A
    End of period                          $       8.19     $       8.02     $       7.35         N/A
  Accumulation units outstanding
  at the end of period                                -              504              536         N/A

JNL/FMR Capital Growth Division(713)

  Accumulation unit value:
    Beginning of period                    $      19.69     $      19.02              N/A         N/A
    End of period                          $      20.48     $      19.69              N/A         N/A
  Accumulation units outstanding
  at the end of period                              545              545              N/A         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                    $      24.13              N/A              N/A         N/A
    End of period                          $      25.10              N/A              N/A         N/A
  Accumulation units outstanding
  at the end of period                              853              N/A              N/A         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A         N/A
    End of period                                   N/A              N/A              N/A         N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A         N/A

JNL/Select Balanced Division(285)

  Accumulation unit value:
    Beginning of period                    $      21.59     $      19.88     $      15.63         N/A
    End of period                          $      22.27     $      21.59     $      19.88         N/A
  Accumulation units outstanding
  at the end of period                              625              276              277         N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A         N/A
    End of period                                   N/A              N/A              N/A         N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A         N/A
    End of period                                   N/A              N/A              N/A         N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A         N/A

JNL/Select Money Market Division(303)

  Accumulation unit value:
    Beginning of period                    $      11.47     $      11.62     $      11.76         N/A
    End of period                          $      11.54     $      11.47     $      11.62         N/A
  Accumulation units outstanding
  at the end of period                            3,846                -                -         N/A

JNL/PPM America High Yield Bond
Division(285)

  Accumulation unit value:
    Beginning of period                             N/A     $      14.63     $      12.96         N/A
    End of period                                   N/A     $      15.05     $      14.63         N/A
  Accumulation units outstanding
  at the end of period                              N/A                -              167         N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $      14.82              N/A              N/A         N/A
    End of period                          $      14.65              N/A              N/A         N/A
  Accumulation units outstanding
  at the end of period                              910              N/A              N/A         N/A

JNL/Salomon Brothers Strategic
Bond Division(724)

  Accumulation unit value:
    Beginning of period                    $      17.46     $      17.41              N/A         N/A
    End of period                          $      17.55     $      17.46              N/A         N/A
  Accumulation units outstanding
  at the end of period                            4,409              837              N/A         N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division(713)

  Accumulation unit value:
    Beginning of period                    $      24.17     $      23.52              N/A         N/A
    End of period                          $      25.12     $      24.17              N/A         N/A
  Accumulation units outstanding
  at the end of period                            5,086            1,327              N/A         N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(285)

  Accumulation unit value:
    Beginning of period                    $      31.38     $      27.14     $      18.16         N/A
    End of period                          $      35.08     $      31.38     $      27.14         N/A
  Accumulation units outstanding
  at the end of period                            2,468              798              119         N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                    $      12.33              N/A              N/A         N/A
    End of period                          $      13.70              N/A              N/A         N/A
  Accumulation units outstanding
  at the end of period                            2,304              N/A              N/A         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A         N/A
    End of period                                   N/A              N/A              N/A         N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A         N/A
    End of period                                   N/A              N/A              N/A         N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A         N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                    $      17.93              N/A              N/A         N/A
    End of period                          $      18.59              N/A              N/A         N/A
  Accumulation units outstanding
  at the end of period                              685              N/A              N/A         N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division(296)

  Accumulation unit value:
    Beginning of period                    $      12.05     $      11.23     $       9.65         N/A
    End of period                          $      12.56     $      12.05     $      11.23         N/A
  Accumulation units outstanding
  at the end of period                           50,784           28,148           14,311         N/A

JNL/S&P Managed Growth Division(296)

  Accumulation unit value:
    Beginning of period                    $      12.34     $      11.31     $       9.34         N/A
    End of period                          $      12.99     $      12.34     $      11.31         N/A
  Accumulation units outstanding
  at the end of period                           59,019           31,306           10,382         N/A

JNL/S&P Managed Aggressive Growth
Division(296)

  Accumulation unit value:
    Beginning of period                    $      12.12     $      10.99     $       8.68         N/A
    End of period                          $      12.88     $      12.12     $      10.99         N/A
  Accumulation units outstanding
  at the end of period                           14,852            8,216            4,901         N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A         N/A
    End of period                                   N/A              N/A              N/A         N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A         N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A         N/A
    End of period                                   N/A              N/A              N/A         N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A         N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A         N/A
    End of period                                   N/A              N/A              N/A         N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A         N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(717)

  Accumulation unit value:
    Beginning of period                    $      10.31     $      10.13              N/A         N/A
    End of period                          $      10.54     $      10.31              N/A         N/A
  Accumulation units outstanding
  at the end of period                           14,553           11,555              N/A         N/A

JNL/MCM S&P 400 MidCap Index Division(717)

  Accumulation unit value:
    Beginning of period                    $      12.61     $      12.24              N/A         N/A
    End of period                          $      13.83     $      12.61              N/A         N/A
  Accumulation units outstanding
  at the end of period                           20,222            9,540              N/A         N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A         N/A
    End of period                                   N/A              N/A              N/A         N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A         N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                    $      11.61              N/A              N/A         N/A
    End of period                          $      11.61              N/A              N/A         N/A
  Accumulation units outstanding
  at the end of period                                -              N/A              N/A         N/A

JNL/PIMCO Total Return Bond Division(285)

  Accumulation unit value:
    Beginning of period                    $      13.34     $      13.04     $      12.96         N/A
    End of period                          $      13.37     $      13.34     $      13.04         N/A
  Accumulation units outstanding
  at the end of period                            8,751            3,390              603         N/A

JNL/MCM Small Cap Index Division(717)

  Accumulation unit value:
    Beginning of period                    $      12.92     $      12.76              N/A         N/A
    End of period                          $      13.19     $      12.92              N/A         N/A
  Accumulation units outstanding
  at the end of period                           16,749            9,278              N/A         N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index Division(643)

  Accumulation unit value:
    Beginning of period                    $      13.33     $      11.28              N/A         N/A
    End of period                          $      14.80     $      13.33              N/A         N/A
  Accumulation units outstanding
  at the end of period                           21,511            9,699              N/A         N/A

JNL/Lazard Small Cap Value Division(713)

  Accumulation unit value:
    Beginning of period                    $      13.98     $      13.66              N/A         N/A
    End of period                          $      14.33     $      13.98              N/A         N/A
  Accumulation units outstanding
  at the end of period                              780              756              N/A         N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                    $      17.42              N/A              N/A         N/A
    End of period                          $      17.55              N/A              N/A         N/A
  Accumulation units outstanding
  at the end of period                              866              N/A              N/A         N/A

JNL/MCM Bond Index Division(717)

  Accumulation unit value:
    Beginning of period                    $      10.90     $      10.81              N/A         N/A
    End of period                          $      10.87     $      10.90              N/A         N/A
  Accumulation units outstanding
  at the end of period                           11,476           10,850              N/A         N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A         N/A
    End of period                                   N/A              N/A              N/A         N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A         N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $      12.50     $      12.17              N/A         N/A
    End of period                          $      12.45     $      12.50              N/A         N/A
  Accumulation units outstanding
  at the end of period                            3,754            1,375              N/A         N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division(643)

  Accumulation unit value:
    Beginning of period                             N/A     $       9.57              N/A         N/A
    End of period                                   N/A     $      10.01              N/A         N/A
  Accumulation units outstanding
  at the end of period                              N/A                -              N/A         N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A         N/A
    End of period                                   N/A              N/A              N/A         N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A         N/A

JNL/MCM Dow(SM) 10 Division(398)

  Accumulation unit value:
    Beginning of period                    $       9.28     $       9.21     $       8.10         N/A
    End of period                          $       8.58     $       9.28     $       9.21         N/A
  Accumulation units outstanding
  at the end of period                           21,589           10,286            1,197         N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A         N/A
    End of period                                   N/A              N/A              N/A         N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A         N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                    $      12.91              N/A              N/A         N/A
    End of period                          $      13.32              N/A              N/A         N/A
  Accumulation units outstanding
  at the end of period                            6,341              N/A              N/A         N/A

JNL/FMR Balanced Division(351)

  Accumulation unit value:
    Beginning of period                    $       9.88     $       9.22     $       8.88         N/A
    End of period                          $      10.66     $       9.88     $       9.22         N/A
  Accumulation units outstanding
  at the end of period                           24,090            1,136            1,207         N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                    $      11.23              N/A              N/A         N/A
    End of period                          $      12.32              N/A              N/A         N/A
  Accumulation units outstanding
  at the end of period                            3,265              N/A              N/A         N/A

JNL/Oppenheimer Growth Division(285)

  Accumulation unit value:
    Beginning of period                    $       8.01     $       7.84     $       6.40         N/A
    End of period                          $       8.56     $       8.01     $       7.84         N/A
  Accumulation units outstanding
  at the end of period                            2,786              337              338         N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                    $      17.39              N/A              N/A         N/A
    End of period                          $      17.16              N/A              N/A         N/A
  Accumulation units outstanding
  at the end of period                                -              N/A              N/A         N/A

JNL/MCM Global 15 Division(398)

  Accumulation unit value:
    Beginning of period                    $      11.39     $       9.08     $       8.42         N/A
    End of period                          $      12.29     $      11.39     $       9.08         N/A
  Accumulation units outstanding
  at the end of period                           20,521            8,350            1,162         N/A

JNL/MCM 25 Division(398)

  Accumulation unit value:
    Beginning of period                    $      11.58     $       9.70     $       8.25         N/A
    End of period                          $      11.01     $      11.58     $       9.70         N/A
  Accumulation units outstanding
  at the end of period                           24,146            8,223            1,178         N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A         N/A
    End of period                                   N/A              N/A              N/A         N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A         N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(398)

  Accumulation unit value:
    Beginning of period                    $      17.81     $      16.15     $      14.13         N/A
    End of period                          $      19.00     $      17.81     $      16.15         N/A
  Accumulation units outstanding
  at the end of period                           10,852            5,506              682         N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                    $       5.31              N/A              N/A         N/A
    End of period                          $       5.55              N/A              N/A         N/A
  Accumulation units outstanding
  at the end of period                            6,073              N/A              N/A         N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                    $      10.80              N/A              N/A         N/A
    End of period                          $      10.98              N/A              N/A         N/A
  Accumulation units outstanding
  at the end of period                            5,970              N/A              N/A         N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $      11.41              N/A              N/A         N/A
    End of period                          $      12.18              N/A              N/A         N/A
  Accumulation units outstanding
  at the end of period                            1,760              N/A              N/A         N/A

JNL/MCM Oil & Gas Sector Division(713)

  Accumulation unit value:
    Beginning of period                    $      16.81     $      17.35              N/A         N/A
    End of period                          $      22.53     $      16.81              N/A         N/A
  Accumulation units outstanding
  at the end of period                            3,841              599              N/A         N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                    $       4.29              N/A              N/A         N/A
    End of period                          $       4.35              N/A              N/A         N/A
  Accumulation units outstanding
  at the end of period                            1,932              N/A              N/A         N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(398)

  Accumulation unit value:
    Beginning of period                    $       9.63     $       8.36     $       7.51         N/A
    End of period                          $      12.95     $       9.63     $       8.36         N/A
  Accumulation units outstanding
  at the end of period                           17,556            9,994            1,290         N/A

JNL/AIM Premier Equity II Division(285)

  Accumulation unit value:
    Beginning of period                             N/A     $       9.30     $       6.98         N/A
    End of period                                   N/A     $       9.08     $       9.30         N/A
  Accumulation units outstanding
  at the end of period                              N/A                -              620         N/A

JNL/AIM Small Cap Growth Division(285)

  Accumulation unit value:
    Beginning of period                    $      11.68     $      11.16     $       7.40         N/A
    End of period                          $      12.40     $      11.68     $      11.16         N/A
  Accumulation units outstanding
  at the end of period                              272              292              292         N/A

JNL/AIM Large Cap Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $      10.95     $      10.17              N/A         N/A
    End of period                          $      11.50     $      10.95              N/A         N/A
  Accumulation units outstanding
  at the end of period                            2,832              552              N/A         N/A

JNL/AIM Real Estate Division(951)

  Accumulation unit value:
    Beginning of period                    $      11.13              N/A              N/A         N/A
    End of period                          $      11.54              N/A              N/A         N/A
  Accumulation units outstanding
  at the end of period                              473              N/A              N/A         N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A         N/A
    End of period                                   N/A              N/A              N/A         N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A         N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division(951)

  Accumulation unit value:
    Beginning of period                    $      10.77              N/A         N/A              N/A
    End of period                          $      10.88              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                              476              N/A         N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                    $      10.42              N/A         N/A              N/A
    End of period                          $      10.49              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                            1,098              N/A         N/A              N/A

JNL/MCM Value Line 25 Division(724)

  Accumulation unit value:
    Beginning of period                    $      11.41     $      11.22         N/A              N/A
    End of period                          $      15.52     $      11.41         N/A              N/A
  Accumulation units outstanding
  at the end of period                            8,860              649         N/A              N/A

JNL/MCM JNL 5 Division(715)

  Accumulation unit value:
    Beginning of period                    $      10.89     $      10.54         N/A              N/A
    End of period                          $      11.81     $      10.89         N/A              N/A
  Accumulation units outstanding
  at the end of period                          129,622           20,729         N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                    $      10.51              N/A         N/A              N/A
    End of period                          $      11.90              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                           56,765              N/A         N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $      10.43              N/A         N/A              N/A
    End of period                          $      10.79              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                           39,145              N/A         N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.46             N/A              N/A              N/A
    End of period                             $10.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,459             N/A              N/A              N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.08%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                        N/A              N/A              N/A              N/A
    End of period                              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                        N/A              N/A              N/A              N/A
    End of period                              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                        N/A              N/A              N/A              N/A
    End of period                              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                        N/A              N/A              N/A              N/A
    End of period                              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                        N/A              N/A              N/A              N/A
    End of period                              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                        N/A              N/A              N/A              N/A
    End of period                              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                        N/A              N/A              N/A              N/A
    End of period                              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                        N/A              N/A              N/A              N/A
    End of period                              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                        N/A              N/A              N/A              N/A
    End of period                              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                        N/A              N/A              N/A              N/A
    End of period                              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                        N/A              N/A              N/A              N/A
    End of period                              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                        N/A              N/A              N/A              N/A
    End of period                              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                        N/A              N/A              N/A              N/A
    End of period                              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                        N/A              N/A              N/A              N/A
    End of period                              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                        N/A              N/A              N/A              N/A
    End of period                              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                        N/A              N/A              N/A              N/A
    End of period                              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                        N/A              N/A              N/A              N/A
    End of period                              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(830)

  Accumulation unit value:
    Beginning of period                    $       9.89         N/A              N/A              N/A
    End of period                          $      10.53         N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              400         N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index
Division(830)

  Accumulation unit value:
    Beginning of period                    $      12.18         N/A              N/A              N/A
    End of period                          $      13.83         N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              326         N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A         N/A              N/A              N/A
    End of period                                   N/A         N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A         N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                             N/A         N/A              N/A              N/A
    End of period                                   N/A         N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A         N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                             N/A         N/A              N/A              N/A
    End of period                                   N/A         N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A         N/A              N/A              N/A

JNL/MCM Small Cap Index Division(830)

  Accumulation unit value:
    Beginning of period                    $      11.67         N/A              N/A              N/A
    End of period                          $      13.19         N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              328         N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index Division(830)

  Accumulation unit value:
    Beginning of period                    $      12.73         N/A              N/A              N/A
    End of period                          $      14.79         N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              313         N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                             N/A         N/A              N/A              N/A
    End of period                                   N/A         N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A         N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                             N/A         N/A              N/A              N/A
    End of period                                   N/A         N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A         N/A              N/A              N/A

JNL/MCM Bond Index Division(830)

  Accumulation unit value:
    Beginning of period                    $      10.92         N/A              N/A              N/A
    End of period                          $      10.87         N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              366         N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                             N/A         N/A              N/A              N/A
    End of period                                   N/A         N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A         N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                             N/A         N/A              N/A              N/A
    End of period                                   N/A         N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A         N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.095%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(118)

  Accumulation unit value:
    Beginning of period                    $       8.00     $       7.35     $       5.81     $       7.44
    End of period                          $       8.17     $       8.00     $       7.35     $       5.81
  Accumulation units outstanding
  at the end of period                           17,093            7,762            5,483            2,255

JNL/FMR Capital Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $      19.65     $      17.00     $      12.80     $      16.43
    End of period                          $      20.43     $      19.65     $      17.00     $      12.80
  Accumulation units outstanding
  at the end of period                            1,134              782            1,309              583

JNL/Select Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $      24.42     $      22.33     $      16.84     $      21.37
    End of period                          $      25.03     $      24.42     $      22.33     $      16.84
  Accumulation units outstanding
  at the end of period                           10,718            6,921              696              287

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $      21.54     $      19.84     $      16.66     $      18.17
    End of period                          $      22.21     $      21.54     $      19.84     $      16.66
  Accumulation units outstanding
  at the end of period                           25,812           17,803            8,722            4,116

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division(381)

  Accumulation unit value:
    Beginning of period                    $      18.89     $      17.06     $      14.99              N/A
    End of period                          $      20.11     $      18.89     $      17.06              N/A
  Accumulation units outstanding
  at the end of period                                -              230                -              N/A

JNL/Putnam Value Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $      18.54     $      17.25     $      14.14     $      17.61
    End of period                          $      19.05     $      18.54     $      17.25     $      14.14
  Accumulation units outstanding
  at the end of period                            1,946            3,162            1,988              305

JNL/Select Money Market Division(219)

  Accumulation unit value:
    Beginning of period                    $      11.44     $      11.59     $      11.78     $      11.81
    End of period                          $      11.51     $      11.44     $      11.59     $      11.78
  Accumulation units outstanding
  at the end of period                           13,023           12,915            3,218            2,523

JNL/PPM America High Yield Bond
Division(118)

  Accumulation unit value:
    Beginning of period                             N/A     $      14.60     $      12.56     $      12.64
    End of period                                   N/A     $      15.02     $      14.60     $      12.56
  Accumulation units outstanding
  at the end of period                              N/A                -           64,383           16,391

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(117)

  Accumulation unit value:
    Beginning of period                    $      14.57     $      14.33     $      14.46     $      13.41
    End of period                          $      14.61     $      14.57     $      14.33     $      14.46
  Accumulation units outstanding
  at the end of period                            9,136            6,973            6,822            6,593

JNL/Salomon Brothers Strategic
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $      17.42     $      16.64     $      14.97     $      14.41
    End of period                          $      17.51     $      17.42     $      16.64     $      14.97
  Accumulation units outstanding
  at the end of period                            7,335            6,628            6,108            2,486

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division(117)

  Accumulation unit value:
    Beginning of period                    $      24.12     $      22.41     $      17.53     $      21.78
    End of period                          $      25.06     $      24.12     $      22.41     $      17.53
  Accumulation units outstanding
  at the end of period                           15,595           14,950           13,641            4,819

JNL/T. Rowe Price Mid-Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $      31.31     $      27.09     $      19.96     $      25.92
    End of period                          $      34.98     $      31.31     $      27.09     $      19.96
  Accumulation units outstanding
  at the end of period                           14,138           11,404            8,663            5,074

JNL/JPMorgan International Equity
Division(227)

  Accumulation unit value:
    Beginning of period                    $      12.61     $      11.07     $       8.79     $       9.01
    End of period                          $      13.67     $      12.61     $      11.07     $       8.79
  Accumulation units outstanding
  at the end of period                           16,597           17,407            9,096            8,505

JNL/Alger Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $      16.37     $      15.92     $      12.01     $      16.73
    End of period                          $      18.00     $      16.37     $      15.92     $      12.01
  Accumulation units outstanding
  at the end of period                            3,334            5,284            8,478            2,468

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $      16.23     $      15.58     $      12.78     $      16.16
    End of period                          $      16.43     $      16.23     $      15.58     $      12.78
  Accumulation units outstanding
  at the end of period                            8,760            7,987            7,976            7,701

JNL/Eagle SmallCap Equity Division(118)

  Accumulation unit value:
    Beginning of period                    $      18.48     $      15.88     $      11.59     $      15.94
    End of period                          $      18.55     $      18.48     $      15.88     $      11.59
  Accumulation units outstanding
  at the end of period                            4,903            6,535            4,993            3,042

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $      12.03     $      11.21     $       9.72     $      10.77
    End of period                          $      12.54     $      12.03     $      11.21     $       9.72
  Accumulation units outstanding
  at the end of period                          150,078          126,132           60,378           10,828

JNL/S&P Managed Growth Division(117)

  Accumulation unit value:
    Beginning of period                    $      12.32     $      11.29     $       9.47     $      10.96
    End of period                          $      12.96     $      12.32     $      11.29     $       9.47
  Accumulation units outstanding
  at the end of period                          100,998          107,639           70,104           10,063

JNL/S&P Managed Aggressive Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $      12.10     $      10.97     $       8.84     $      10.88
    End of period                          $      12.85     $      12.10     $      10.97     $       8.84
  Accumulation units outstanding
  at the end of period                           50,452           53,387           16,363           12,660

JNL/S&P Very Aggressive Growth
Division I(320)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.58     $       8.52              N/A
    End of period                                   N/A     $      10.78     $      10.58              N/A
  Accumulation units outstanding
  at the end of period                              N/A                -           18,052              N/A

JNL/S&P Equity Growth Division I(118)

  Accumulation unit value:
    Beginning of period                             N/A     $       9.88     $       7.79     $      10.03
    End of period                                   N/A     $      10.02     $       9.88     $       7.79
  Accumulation units outstanding
  at the end of period                              N/A                -              697            5,161

JNL/S&P Equity Aggressive Growth
Division I(117)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.11     $       7.94     $      10.14
    End of period                                   N/A     $      10.28     $      10.11     $       7.94
  Accumulation units outstanding
  at the end of period                              N/A                -            1,951              642

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                    $      10.30     $       9.55     $       7.64     $       9.66
    End of period                          $      10.53     $      10.30     $       9.55     $       7.64
  Accumulation units outstanding
  at the end of period                           45,226           18,667           17,495            3,387

JNL/MCM S&P 400 MidCap Index
Division(118)

  Accumulation unit value:
    Beginning of period                    $      12.60     $      11.11     $       8.43     $      10.81
    End of period                          $      13.82     $      12.60     $      11.11     $       8.43
  Accumulation units outstanding
  at the end of period                           34,675           12,357           11,011            1,496

JNL/Alliance Capital Growth Division(136)

  Accumulation unit value:
    Beginning of period                    $       9.47     $       9.10     $       7.47     $       9.12
    End of period                          $       8.59     $       9.47     $       9.10     $       7.47
  Accumulation units outstanding
  at the end of period                                -            2,789            9,322            5,997

JNL/JPMorgan International Value
Division(227)

  Accumulation unit value:
    Beginning of period                    $       9.98     $       8.32     $       6.09     $       6.14
    End of period                          $      11.59     $       9.98     $       8.32     $       6.09
  Accumulation units outstanding
  at the end of period                           33,384           26,535           17,303            6,476

JNL/PIMCO Total Return Bond Division(117)

  Accumulation unit value:
    Beginning of period                    $      13.32     $      13.02     $      12.69     $      12.08
    End of period                          $      13.35     $      13.32     $      13.02     $      12.69
  Accumulation units outstanding
  at the end of period                           86,639           72,830           47,633           22,994

JNL/MCM Small Cap Index Division(118)

  Accumulation unit value:
    Beginning of period                    $      12.91     $      11.23     $       7.86     $      10.53
    End of period                          $      13.18     $      12.91     $      11.23     $       7.86
  Accumulation units outstanding
  at the end of period                           39,863           17,316           10,906            1,538

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index Division(269)

  Accumulation unit value:
    Beginning of period                    $      13.32     $      11.39     $       8.04              N/A
    End of period                          $      14.78     $      13.32     $      11.39              N/A
  Accumulation units outstanding
  at the end of period                           31,222           16,514           11,540              N/A

JNL/Lazard Small Cap Value Division(128)

  Accumulation unit value:
    Beginning of period                    $      13.96     $      12.36     $       9.09     $      11.09
    End of period                          $      14.31     $      13.96     $      12.36     $       9.09
  Accumulation units outstanding
  at the end of period                           27,317           29,887           10,194            7,521

JNL/Lazard Mid Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                    $      16.44     $      13.46     $      10.67     $      13.08
    End of period                          $      17.52     $      16.44     $      13.46     $      10.67
  Accumulation units outstanding
  at the end of period                           26,698           19,585           10,125            7,564

JNL/MCM Bond Index Division(177)

  Accumulation unit value:
    Beginning of period                    $      10.89     $      10.73     $      10.64     $      10.40
    End of period                          $      10.86     $      10.89     $      10.73     $      10.64
  Accumulation units outstanding
  at the end of period                           29,718           13,757            8,620            2,296

JNL/S&P Core Index 100 Division(118)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.15     $       8.49     $       9.85
    End of period                                   N/A     $      10.29     $      10.15     $       8.49
  Accumulation units outstanding
  at the end of period                              N/A                -              278              978

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $      12.48     $      12.15              N/A              N/A
    End of period                          $      12.42     $      12.48              N/A              N/A
  Accumulation units outstanding
  at the end of period                           37,645           76,541              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division(558)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.06              N/A              N/A
    End of period                                   N/A     $      10.00              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A                -              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Dow(SM) 10 Division(118)

  Accumulation unit value:
    Beginning of period                    $       9.27     $       9.20     $       7.47     $       9.22
    End of period                          $       8.56     $       9.27     $       9.20     $       7.47
  Accumulation units outstanding
  at the end of period                           76,537           52,829           35,044            2,848

JNL/Putnam Midcap Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $       7.34     $       6.32     $       4.83     $       6.51
    End of period                          $       8.05     $       7.34     $       6.32     $       4.83
  Accumulation units outstanding
  at the end of period                            7,274            7,597            1,993                -

JNL/T. Rowe Price Value Division(117)

  Accumulation unit value:
    Beginning of period                    $      12.80     $      11.34     $       8.92     $      11.26
    End of period                          $      13.30     $      12.80     $      11.34     $       8.92
  Accumulation units outstanding
  at the end of period                           59,706           48,253           20,886           13,561

JNL/FMR Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $       9.87     $       9.21     $       8.27     $       9.05
    End of period                          $      10.64     $       9.87     $       9.21     $       8.27
  Accumulation units outstanding
  at the end of period                           29,504           11,167           12,166            5,827

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth
Division(118)

  Accumulation unit value:
    Beginning of period                    $      11.05     $       9.57     $       6.95     $       9.13
    End of period                          $      12.31     $      11.05     $       9.57     $       6.95
  Accumulation units outstanding
  at the end of period                           24,246           22,287           19,629            4,327

JNL/Oppenheimer Growth Division(192)

  Accumulation unit value:
    Beginning of period                    $       8.00     $       9.57     $       6.79     $       7.12
    End of period                          $       8.55     $       8.00     $       9.57     $       6.79
  Accumulation units outstanding
  at the end of period                            5,333              943              947              920

JNL/Select Value Division(241)

  Accumulation unit value:
    Beginning of period                    $      16.19     $      14.40     $      10.91     $      11.23
    End of period                          $      17.15     $      16.19     $      14.40     $      10.91
  Accumulation units outstanding
  at the end of period                            2,627            1,985            1,956            1,135

JNL/MCM Global 15 Division(240)

  Accumulation unit value:
    Beginning of period                    $      11.37     $       9.07     $       6.95     $       7.17
    End of period                          $      12.27     $      11.37     $       9.07     $       6.95
  Accumulation units outstanding
  at the end of period                           62,208           31,454           18,285              854

JNL/MCM 25 Division(240)

  Accumulation unit value:
    Beginning of period                    $      11.56     $       9.68     $       7.45     $       7.48
    End of period                          $      10.99     $      11.56     $       9.68     $       7.45
  Accumulation units outstanding
  at the end of period                           61,202           36,601           17,968              818

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                    $       9.85              N/A              N/A              N/A
    End of period                          $      10.04              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              549              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(240)

  Accumulation unit value:
    Beginning of period                    $      17.78     $      16.13     $      11.13     $      11.10
    End of period                          $      18.97     $      17.78     $      16.13     $      11.13
  Accumulation units outstanding
  at the end of period                           34,651           18,251           10,382              551

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                    $       5.46              N/A              N/A              N/A
    End of period                          $       5.54              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            1,310              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(530)

  Accumulation unit value:
    Beginning of period                    $      10.40     $      10.78              N/A              N/A
    End of period                          $      10.96     $      10.40              N/A              N/A
  Accumulation units outstanding
  at the end of period                            3,020            2,101              N/A              N/A

JNL/MCM Financial Sector Division(530)

  Accumulation unit value:
    Beginning of period                    $      11.70     $      11.34              N/A              N/A
    End of period                          $      12.16     $      11.70              N/A              N/A
  Accumulation units outstanding
  at the end of period                            1,605            1,998              N/A              N/A

JNL/MCM Oil & Gas Sector Division(530)

  Accumulation unit value:
    Beginning of period                    $      16.79     $      13.97              N/A              N/A
    End of period                          $      22.50     $      16.79              N/A              N/A
  Accumulation units outstanding
  at the end of period                            3,539            2,178              N/A              N/A

JNL/MCM Communications Sector
Division(530)

  Accumulation unit value:
    Beginning of period                    $       4.39     $       4.22              N/A              N/A
    End of period                          $       4.35     $       4.39              N/A              N/A
  Accumulation units outstanding
  at the end of period                            5,568            5,372              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(240)

  Accumulation unit value:
    Beginning of period                    $       9.62     $       8.35     $       7.17     $       7.30
    End of period                          $      12.93     $       9.62     $       8.35     $       7.17
  Accumulation units outstanding
  at the end of period                           65,253           36,489           18,342              839

JNL/AIM Premier Equity II Division(227)

  Accumulation unit value:
    Beginning of period                             N/A     $       9.29     $       7.74     $       8.02
    End of period                                   N/A     $       9.07     $       9.29     $       7.74
  Accumulation units outstanding
  at the end of period                              N/A                -            7,546            5,956

JNL/AIM Small Cap Growth Division(227)

  Accumulation unit value:
    Beginning of period                    $      11.67     $      11.15     $       8.23     $       8.44
    End of period                          $      12.39     $      11.67     $      11.15     $       8.23
  Accumulation units outstanding
  at the end of period                           15,664           15,862           15,016            5,812

JNL/AIM Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $      10.94     $      10.16     $       7.98     $      10.17
    End of period                          $      11.49     $      10.94     $      10.16     $       7.98
  Accumulation units outstanding
  at the end of period                            5,606            9,888            4,846            5,578

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $      10.74              N/A              N/A              N/A
    End of period                          $      11.54              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            2,070              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division(897)

  Accumulation unit value:
    Beginning of period                    $      10.72              N/A         N/A              N/A
    End of period                          $      10.88              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                            3,020              N/A         N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                    $      10.54              N/A         N/A              N/A
    End of period                          $      10.48              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                            7,285              N/A         N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                    $      12.42              N/A         N/A              N/A
    End of period                          $      15.51              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                           13,993              N/A         N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                    $      10.89              N/A         N/A              N/A
    End of period                          $      11.80              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                          114,440              N/A         N/A              N/A

JNL/MCM VIP Division(730)

  Accumulation unit value:
    Beginning of period                    $      11.06     $      10.97         N/A              N/A
    End of period                          $      11.89     $      11.06         N/A              N/A
  Accumulation units outstanding
  at the end of period                            4,303            3,006         N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $      10.44              N/A         N/A              N/A
    End of period                          $      10.78              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                            6,399              N/A         N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative
Division(685)

  Accumulation unit value:
    Beginning of period                    $      10.30     $       9.97         N/A              N/A
    End of period                          $      10.46     $      10.30         N/A              N/A
  Accumulation units outstanding
  at the end of period                                -              194         N/A              N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.10%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(187)

  Accumulation unit value:
    Beginning of period                    $       8.00     $       7.34     $       5.81     $       5.93
    End of period                          $       8.17     $       8.00     $       7.34     $       5.81
  Accumulation units outstanding
  at the end of period                           28,646           14,730              216                -

JNL/FMR Capital Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $      19.64     $      17.00     $      12.80     $      16.42
    End of period                          $      20.42     $      19.64     $      17.00     $      12.80
  Accumulation units outstanding
  at the end of period                            8,476              320                -                -

JNL/Select Large Cap Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $      24.41     $      22.32     $      16.83     $      22.04
    End of period                          $      25.02     $      24.41     $      22.32     $      16.83
  Accumulation units outstanding
  at the end of period                           10,786           15,626                -                -

JNL/Select Global Growth Division(710)

  Accumulation unit value:
    Beginning of period                    $      21.70     $      21.08              N/A              N/A
    End of period                          $      21.65     $      21.70              N/A              N/A
  Accumulation units outstanding
  at the end of period                            6,745               59              N/A              N/A

JNL/Select Balanced Division(78)

  Accumulation unit value:
    Beginning of period                    $      21.53     $      19.83     $      16.65     $      17.97
    End of period                          $      22.20     $      21.53     $      19.83     $      16.65
  Accumulation units outstanding
  at the end of period                           31,677            2,647              673                -

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division(731)

  Accumulation unit value:
    Beginning of period                    $      18.88     $      18.80              N/A              N/A
    End of period                          $      20.10     $      18.88              N/A              N/A
  Accumulation units outstanding
  at the end of period                            9,540              204              N/A              N/A

JNL/Putnam Value Equity Division(94)

  Accumulation unit value:
    Beginning of period                    $      18.54     $      17.25     $      14.14     $      17.43
    End of period                          $      19.04     $      18.54     $      17.25     $      14.14
  Accumulation units outstanding
  at the end of period                            4,618              409                -                -

JNL/Select Money Market Division(293)

  Accumulation unit value:
    Beginning of period                    $      11.46     $      11.60     $      11.74              N/A
    End of period                          $      11.52     $      11.46     $      11.60              N/A
  Accumulation units outstanding
  at the end of period                           74,568            4,081               36              N/A

JNL/PPM America High Yield Bond
Division(96)

  Accumulation unit value:
    Beginning of period                             N/A     $      14.68     $      12.58     $      12.67
    End of period                                   N/A     $      15.10     $      14.68     $      12.58
  Accumulation units outstanding
  at the end of period                              N/A                -              856                -

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(72)

  Accumulation unit value:
    Beginning of period                    $      14.57     $      14.32     $      14.46     $      13.18
    End of period                          $      14.60     $      14.57     $      14.32     $      14.46
  Accumulation units outstanding
  at the end of period                           40,114            8,581            3,568                -

JNL/Salomon Brothers Strategic
Bond Division(114)

  Accumulation unit value:
    Beginning of period                    $      17.42     $      16.64     $      14.96     $      14.41
    End of period                          $      17.50     $      17.42     $      16.64     $      14.96
  Accumulation units outstanding
  at the end of period                           47,123            7,704            1,219                -

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division(72)

  Accumulation unit value:
    Beginning of period                    $      24.11     $      22.40     $      17.53     $      23.01
    End of period                          $      25.04     $      24.11     $      22.40     $      17.53
  Accumulation units outstanding
  at the end of period                           24,861            2,385              445                -

JNL/T. Rowe Price Mid-Cap Growth
Division(52)

  Accumulation unit value:
    Beginning of period                    $      31.29     $      27.08     $      19.95     $      24.67
    End of period                          $      34.96     $      31.29     $      27.08     $      19.95
  Accumulation units outstanding
  at the end of period                           42,460           12,415            2,880                -

JNL/JPMorgan International Equity
Division(353)

  Accumulation unit value:
    Beginning of period                    $      12.60     $      11.06     $       9.62              N/A
    End of period                          $      13.66     $      12.60     $      11.06              N/A
  Accumulation units outstanding
  at the end of period                           20,533                -                -              N/A

JNL/Alger Growth Division(114)

  Accumulation unit value:
    Beginning of period                    $      16.36     $      15.91     $      12.01     $      16.23
    End of period                          $      17.99     $      16.36     $      15.91     $      12.01
  Accumulation units outstanding
  at the end of period                           11,989            1,318                -                -

JNL/Eagle Core Equity Division(72)

  Accumulation unit value:
    Beginning of period                    $      16.22     $      15.58     $      12.77     $      16.88
    End of period                          $      16.42     $      16.22     $      15.58     $      12.77
  Accumulation units outstanding
  at the end of period                           10,270            3,192              991                -

JNL/Eagle SmallCap Equity Division(78)

  Accumulation unit value:
    Beginning of period                    $      18.47     $      15.88     $      11.58     $      16.13
    End of period                          $      18.54     $      18.47     $      15.88     $      11.58
  Accumulation units outstanding
  at the end of period                           11,624            2,271                -                -

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division(215)

  Accumulation unit value:
    Beginning of period                    $      12.03     $      11.21     $       9.72     $       9.63
    End of period                          $      12.53     $      12.03     $      11.21     $       9.72
  Accumulation units outstanding
  at the end of period                          418,430          182,488           14,345                -

JNL/S&P Managed Growth Division(151)

  Accumulation unit value:
    Beginning of period                    $      12.32     $      11.29     $       9.47     $       9.73
    End of period                          $      12.96     $      12.32     $      11.29     $       9.47
  Accumulation units outstanding
  at the end of period                          289,222          111,873           10,049                -

JNL/S&P Managed Aggressive Growth
Division(95)

  Accumulation unit value:
    Beginning of period                    $      12.10     $      10.97     $       8.83     $      11.08
    End of period                          $      12.85     $      12.10     $      10.97     $       8.83
  Accumulation units outstanding
  at the end of period                           94,369           29,947              936                -

JNL/S&P Very Aggressive Growth
Division I(311)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.58     $       8.29              N/A
    End of period                                   N/A     $      10.77     $      10.58              N/A
  Accumulation units outstanding
  at the end of period                              N/A                -                -              N/A

JNL/S&P Equity Growth Division I(151)

  Accumulation unit value:
    Beginning of period                             N/A     $       9.88     $       7.79     $       8.28
    End of period                                   N/A     $      10.02     $       9.88     $       7.79
  Accumulation units outstanding
  at the end of period                              N/A                -                -                -

JNL/S&P Equity Aggressive Growth
Division I(474)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.10     $       9.79              N/A
    End of period                                   N/A     $      10.27     $      10.10              N/A
  Accumulation units outstanding
  at the end of period                              N/A                -               51              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(57)

  Accumulation unit value:
    Beginning of period                    $      10.30     $       9.55     $       7.63     $       9.49
    End of period                          $      10.52     $      10.30     $       9.55     $       7.63
  Accumulation units outstanding
  at the end of period                          362,182           67,249           12,394                -

JNL/MCM S&P 400 MidCap Index Division(57)

  Accumulation unit value:
    Beginning of period                    $      12.58     $      11.10     $       8.43     $       9.78
    End of period                          $      13.79     $      12.58     $      11.10     $       8.43
  Accumulation units outstanding
  at the end of period                          207,734           37,930            2,307                -

JNL/Alliance Capital Growth Division(353)

  Accumulation unit value:
    Beginning of period                    $       9.47     $       9.09     $       8.38              N/A
    End of period                          $       8.59     $       9.47     $       9.09              N/A
  Accumulation units outstanding
  at the end of period                                -              406                -              N/A

JNL/JPMorgan International Value
Division(470)

  Accumulation unit value:
    Beginning of period                    $       9.98     $       8.31     $       7.86              N/A
    End of period                          $      11.58     $       9.98     $       8.31              N/A
  Accumulation units outstanding
  at the end of period                          145,273           53,013              194              N/A

JNL/PIMCO Total Return Bond Division(114)

  Accumulation unit value:
    Beginning of period                    $      13.32     $      13.02     $      12.69     $      12.06
    End of period                          $      13.34     $      13.32     $      13.02     $      12.69
  Accumulation units outstanding
  at the end of period                          128,872           25,395            2,459                -

JNL/MCM Small Cap Index Division(57)

  Accumulation unit value:
    Beginning of period                    $      12.90     $      11.22     $       7.86     $       9.52
    End of period                          $      13.17     $      12.90     $      11.22     $       7.86
  Accumulation units outstanding
  at the end of period                          195,113           29,121              683                -

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index Division(293)

  Accumulation unit value:
    Beginning of period                    $      13.33     $      11.39     $       8.09              N/A
    End of period                          $      14.79     $      13.33     $      11.39              N/A
  Accumulation units outstanding
  at the end of period                          244,656           37,799            2,042              N/A

JNL/Lazard Small Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                    $      13.94     $      12.34     $       9.08     $      11.90
    End of period                          $      14.29     $      13.94     $      12.34     $       9.08
  Accumulation units outstanding
  at the end of period                           67,779           15,117               63                -

JNL/Lazard Mid Cap Value Division(96)

  Accumulation unit value:
    Beginning of period                    $      16.44     $      13.46     $      10.66     $      13.19
    End of period                          $      17.51     $      16.44     $      13.46     $      10.66
  Accumulation units outstanding
  at the end of period                           43,073            8,701               76                -

JNL/MCM Bond Index Division(293)

  Accumulation unit value:
    Beginning of period                    $      10.89     $      10.73     $      10.58              N/A
    End of period                          $      10.86     $      10.89     $      10.73              N/A
  Accumulation units outstanding
  at the end of period                          206,668           41,775            6,487              N/A

JNL/S&P Core Index 100 Division(52)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.15     $       8.49     $       9.79
    End of period                                   N/A     $      10.28     $      10.15     $       8.49
  Accumulation units outstanding
  at the end of period                              N/A                -                -                -

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $      12.47     $      12.14              N/A              N/A
    End of period                          $      12.42     $      12.47              N/A              N/A
  Accumulation units outstanding
  at the end of period                           60,463           16,438              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division(472)

  Accumulation unit value:
    Beginning of period                             N/A     $       9.85     $       9.39              N/A
    End of period                                   N/A     $      10.00     $       9.85              N/A
  Accumulation units outstanding
  at the end of period                              N/A                -                -              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Dow(SM) 10 Division(187)

  Accumulation unit value:
    Beginning of period                    $       9.27     $       9.20     $       7.47     $       7.17
    End of period                          $       8.56     $       9.27     $       9.20     $       7.47
  Accumulation units outstanding
  at the end of period                          649,652          114,712            1,364                -

JNL/Putnam Midcap Growth Division(96)

  Accumulation unit value:
    Beginning of period                    $       7.35     $       6.33     $       4.83     $       6.70
    End of period                          $       8.07     $       7.35     $       6.33     $       4.83
  Accumulation units outstanding
  at the end of period                           18,888            2,011              837                -

JNL/T. Rowe Price Value Division(114)

  Accumulation unit value:
    Beginning of period                    $      12.79     $      11.34     $       8.92     $      11.08
    End of period                          $      13.30     $      12.79     $      11.34     $       8.92
  Accumulation units outstanding
  at the end of period                           71,542           40,464            1,026                -

JNL/FMR Balanced Division(114)

  Accumulation unit value:
    Beginning of period                    $       9.87     $       9.21     $       8.27     $       8.95
    End of period                          $      10.64     $       9.87     $       9.21     $       8.27
  Accumulation units outstanding
  at the end of period                           24,673            5,567              984                -

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth
Division(114)

  Accumulation unit value:
    Beginning of period                    $      11.05     $       9.57     $       6.95     $       8.97
    End of period                          $      12.30     $      11.05     $       9.57     $       6.95
  Accumulation units outstanding
  at the end of period                           44,726            7,586              109                -

JNL/Oppenheimer Growth Division(552)

  Accumulation unit value:
    Beginning of period                    $       7.99     $       8.04              N/A              N/A
    End of period                          $       8.55     $       7.99              N/A              N/A
  Accumulation units outstanding
  at the end of period                           16,075            2,761              N/A              N/A

JNL/Select Value Division(521)

  Accumulation unit value:
    Beginning of period                    $      16.19     $      14.78              N/A              N/A
    End of period                          $      17.14     $      16.19              N/A              N/A
  Accumulation units outstanding
  at the end of period                           12,740            2,527              N/A              N/A

JNL/MCM Global 15 Division(419)

  Accumulation unit value:
    Beginning of period                    $      11.37     $       9.06     $       8.45              N/A
    End of period                          $      12.27     $      11.37     $       9.06              N/A
  Accumulation units outstanding
  at the end of period                          516,008          107,439              172              N/A

JNL/MCM 25 Division(187)

  Accumulation unit value:
    Beginning of period                    $      11.56     $       9.68     $       7.44     $       7.92
    End of period                          $      10.99     $      11.56     $       9.68     $       7.44
  Accumulation units outstanding
  at the end of period                          498,549           92,927              166                -

JNL/MCM Consumer Brands Sector
Division(697)

  Accumulation unit value:
    Beginning of period                    $      10.51     $       9.78              N/A              N/A
    End of period                          $      10.04     $      10.51              N/A              N/A
  Accumulation units outstanding
  at the end of period                            3,764            3,343              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(187)

  Accumulation unit value:
    Beginning of period                    $      17.78     $      16.12     $      11.12     $      10.95
    End of period                          $      18.96     $      17.78     $      16.12     $      11.12
  Accumulation units outstanding
  at the end of period                          296,981           52,158               95                -

JNL/MCM Technology Sector Division(589)

  Accumulation unit value:
    Beginning of period                    $       5.52     $       5.35              N/A              N/A
    End of period                          $       5.54     $       5.52              N/A              N/A
  Accumulation units outstanding
  at the end of period                           34,156           16,480              N/A              N/A

JNL/MCM Healthcare Sector Division(589)

  Accumulation unit value:
    Beginning of period                    $      10.40     $      10.48              N/A              N/A
    End of period                          $      10.96     $      10.40              N/A              N/A
  Accumulation units outstanding
  at the end of period                           55,788            9,114              N/A              N/A

JNL/MCM Financial Sector Division(624)

  Accumulation unit value:
    Beginning of period                    $      11.70     $      10.38              N/A              N/A
    End of period                          $      12.16     $      11.70              N/A              N/A
  Accumulation units outstanding
  at the end of period                           20,808            2,817              N/A              N/A

JNL/MCM Oil & Gas Sector Division(656)

  Accumulation unit value:
    Beginning of period                    $      16.79     $      15.14              N/A              N/A
    End of period                          $      22.49     $      16.79              N/A              N/A
  Accumulation units outstanding
  at the end of period                          105,510            5,959              N/A              N/A

JNL/MCM Communications Sector
Division(603)

  Accumulation unit value:
    Beginning of period                    $       4.39     $       3.92              N/A              N/A
    End of period                          $       4.34     $       4.39              N/A              N/A
  Accumulation units outstanding
  at the end of period                           15,624           12,514              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(187)

  Accumulation unit value:
    Beginning of period                    $       9.62     $       8.35     $       7.17     $       8.49
    End of period                          $      12.92     $       9.62     $       8.35     $       7.17
  Accumulation units outstanding
  at the end of period                          551,927          113,139              189                -

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(470)

  Accumulation unit value:
    Beginning of period                    $      11.67     $      11.15     $      10.87              N/A
    End of period                          $      12.39     $      11.67     $      11.15              N/A
  Accumulation units outstanding
  at the end of period                           12,457            1,526              119              N/A

JNL/AIM Large Cap Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $      10.94     $      10.16     $       7.98     $      10.57
    End of period                          $      11.49     $      10.94     $      10.16     $       7.98
  Accumulation units outstanding
  at the end of period                           30,114            3,664               80                -

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                    $      10.51              N/A              N/A              N/A
    End of period                          $      11.54              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           20,861              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(847)

  Accumulation unit value:
    Beginning of period                    $      10.53              N/A              N/A              N/A
    End of period                          $      11.23              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            9,257              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division(850)

  Accumulation unit value:
    Beginning of period                    $      10.55              N/A         N/A              N/A
    End of period                          $      10.88              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                            7,626              N/A         N/A              N/A

JNL/MCM Nasdaq 15 Division(715)

  Accumulation unit value:
    Beginning of period                    $      10.82     $      10.46         N/A              N/A
    End of period                          $      10.48     $      10.82         N/A              N/A
  Accumulation units outstanding
  at the end of period                           21,746            2,014         N/A              N/A

JNL/MCM Value Line 25 Division(704)

  Accumulation unit value:
    Beginning of period                    $      11.41     $      10.70         N/A              N/A
    End of period                          $      15.51     $      11.41         N/A              N/A
  Accumulation units outstanding
  at the end of period                          356,491           10,467         N/A              N/A

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                    $      10.89     $       9.77         N/A              N/A
    End of period                          $      11.80     $      10.89         N/A              N/A
  Accumulation units outstanding
  at the end of period                        1,383,802          102,259         N/A              N/A

JNL/MCM VIP Division(682)

  Accumulation unit value:
    Beginning of period                    $      11.06     $       9.80         N/A              N/A
    End of period                          $      11.89     $      11.06         N/A              N/A
  Accumulation units outstanding
  at the end of period                          347,383           11,222         N/A              N/A

JNL/S&P Managed Moderate Division(686)

  Accumulation unit value:
    Beginning of period                    $      10.49     $       9.87         N/A              N/A
    End of period                          $      10.78     $      10.49         N/A              N/A
  Accumulation units outstanding
  at the end of period                          333,184           93,266         N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative
Division(686)

  Accumulation unit value:
    Beginning of period                    $      10.30     $       9.94         N/A              N/A
    End of period                          $      10.46     $      10.30         N/A              N/A
  Accumulation units outstanding
  at the end of period                           77,870            6,019         N/A              N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.11%

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(451)

  Accumulation unit value:
    Beginning of period                    $       8.00     $       7.34     $       6.88           N/A
    End of period                          $       8.16     $       8.00     $       7.34           N/A
  Accumulation units outstanding
  at the end of period                           73,675           46,467              937           N/A

JNL/FMR Capital Growth Division(446)

  Accumulation unit value:
    Beginning of period                    $      19.62     $      16.98     $      16.59           N/A
    End of period                          $      20.39     $      19.62     $      16.98           N/A
  Accumulation units outstanding
  at the end of period                            4,579            2,243              436           N/A

JNL/Select Large Cap Growth Division(417)

  Accumulation unit value:
    Beginning of period                    $      24.39     $      22.31     $      20.30           N/A
    End of period                          $      25.00     $      24.39     $      22.31           N/A
  Accumulation units outstanding
  at the end of period                            8,143            3,889              423           N/A

JNL/Select Global Growth Division(631)

  Accumulation unit value:
    Beginning of period                    $      21.68     $      18.69              N/A           N/A
    End of period                          $      21.63     $      21.68              N/A           N/A
  Accumulation units outstanding
  at the end of period                            3,559              116              N/A           N/A

JNL/Select Balanced Division(402)

  Accumulation unit value:
    Beginning of period                    $      21.51     $      19.81     $      18.39           N/A
    End of period                          $      22.17     $      21.51     $      19.81           N/A
  Accumulation units outstanding
  at the end of period                           49,568           21,235            2,653           N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division(419)

  Accumulation unit value:
    Beginning of period                    $      18.86     $      17.04     $      15.33         N/A
    End of period                          $      20.08     $      18.86     $      17.04         N/A
  Accumulation units outstanding
  at the end of period                           10,668            7,349              301         N/A

JNL/Putnam Value Equity Division(402)

  Accumulation unit value:
    Beginning of period                    $      18.52     $      17.23     $      15.90         N/A
    End of period                          $      19.02     $      18.52     $      17.23         N/A
  Accumulation units outstanding
  at the end of period                            1,701            1,710              163         N/A

JNL/Select Money Market Division(526)

  Accumulation unit value:
    Beginning of period                    $      11.43     $      11.55              N/A         N/A
    End of period                          $      11.49     $      11.43              N/A         N/A
  Accumulation units outstanding
  at the end of period                          141,133           12,092              N/A         N/A

JNL/PPM America High Yield Bond
Division(402)

  Accumulation unit value:
    Beginning of period                             N/A     $      14.58     $      13.75         N/A
    End of period                                   N/A     $      15.00     $      14.58         N/A
  Accumulation units outstanding
  at the end of period                              N/A                -            2,129         N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(402)

  Accumulation unit value:
    Beginning of period                    $      14.55     $      14.31     $      13.96         N/A
    End of period                          $      14.59     $      14.55     $      14.31         N/A
  Accumulation units outstanding
  at the end of period                           25,752            5,823              196         N/A

JNL/Salomon Brothers Strategic
Bond Division(402)

  Accumulation unit value:
    Beginning of period                    $      17.40     $      16.62     $      15.88         N/A
    End of period                          $      17.48     $      17.40     $      16.62         N/A
  Accumulation units outstanding
  at the end of period                           96,434            9,712            2,287         N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division(397)

  Accumulation unit value:
    Beginning of period                    $      24.08     $      22.38     $      20.12         N/A
    End of period                          $      25.02     $      24.08     $      22.38         N/A
  Accumulation units outstanding
  at the end of period                           30,943           11,831            1,649         N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(417)

  Accumulation unit value:
    Beginning of period                    $      31.26     $      27.05     $      24.73         N/A
    End of period                          $      34.93     $      31.26     $      27.05         N/A
  Accumulation units outstanding
  at the end of period                           23,007           11,816              945         N/A

JNL/JPMorgan International Equity
Division(417)

  Accumulation unit value:
    Beginning of period                    $      12.59     $      11.05     $       9.82         N/A
    End of period                          $      13.65     $      12.59     $      11.05         N/A
  Accumulation units outstanding
  at the end of period                            7,269            1,617              185         N/A

JNL/Alger Growth Division(397)

  Accumulation unit value:
    Beginning of period                    $      16.35     $      15.90     $      14.29         N/A
    End of period                          $      17.98     $      16.35     $      15.90         N/A
  Accumulation units outstanding
  at the end of period                           14,981            7,364            1,907         N/A

JNL/Eagle Core Equity Division(402)

  Accumulation unit value:
    Beginning of period                    $      16.21     $      15.57     $      14.50         N/A
    End of period                          $      16.40     $      16.21     $      15.57         N/A
  Accumulation units outstanding
  at the end of period                           16,137            9,717              636         N/A

JNL/Eagle SmallCap Equity Division(441)

  Accumulation unit value:
    Beginning of period                    $      18.45     $      15.86     $      15.05         N/A
    End of period                          $      18.52     $      18.45     $      15.86         N/A
  Accumulation units outstanding
  at the end of period                           15,570            8,314            1,644         N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division(473)

  Accumulation unit value:
    Beginning of period                    $      12.02     $      11.20     $      10.94         N/A
    End of period                          $      12.52     $      12.02     $      11.20         N/A
  Accumulation units outstanding
  at the end of period                          193,127           79,534           14,170         N/A

JNL/S&P Managed Growth Division(438)

  Accumulation unit value:
    Beginning of period                    $      12.31     $      11.28     $      10.64         N/A
    End of period                          $      12.95     $      12.31     $      11.28         N/A
  Accumulation units outstanding
  at the end of period                          247,448          144,542           46,634         N/A

JNL/S&P Managed Aggressive Growth
Division(438)

  Accumulation unit value:
    Beginning of period                    $      12.09     $      10.96     $      10.25         N/A
    End of period                          $      12.84     $      12.09     $      10.96         N/A
  Accumulation units outstanding
  at the end of period                          101,182           58,226            3,703         N/A

JNL/S&P Very Aggressive Growth
Division I(473)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.57     $      10.20         N/A
    End of period                                   N/A     $      10.77     $      10.57         N/A
  Accumulation units outstanding
  at the end of period                              N/A                -              888         N/A

JNL/S&P Equity Growth Division I(397)

  Accumulation unit value:
    Beginning of period                             N/A     $       9.88     $       8.87         N/A
    End of period                                   N/A     $      10.01     $       9.88         N/A
  Accumulation units outstanding
  at the end of period                              N/A                -            6,659         N/A

JNL/S&P Equity Aggressive Growth
Division I(540)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.16              N/A         N/A
    End of period                                   N/A     $      10.27              N/A         N/A
  Accumulation units outstanding
  at the end of period                              N/A                -              N/A         N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(397)

  Accumulation unit value:
    Beginning of period                    $      10.29     $       9.55     $       8.56         N/A
    End of period                          $      10.52     $      10.29     $       9.55         N/A
  Accumulation units outstanding
  at the end of period                          478,937          346,302           18,825         N/A

JNL/MCM S&P 400 MidCap Index
Division(447)

  Accumulation unit value:
    Beginning of period                    $      12.59     $      11.11     $      10.71         N/A
    End of period                          $      13.81     $      12.59     $      11.11         N/A
  Accumulation units outstanding
  at the end of period                          229,387          119,605           14,782         N/A

JNL/Alliance Capital Growth
Division(397)

  Accumulation unit value:
    Beginning of period                    $       9.46     $       9.09     $       8.45         N/A
    End of period                          $       8.58     $       9.46     $       9.09         N/A
  Accumulation units outstanding
  at the end of period                                -            4,009            2,460         N/A

JNL/JPMorgan International Value
Division(397)

  Accumulation unit value:
    Beginning of period                    $       9.97     $       8.31     $       6.95         N/A
    End of period                          $      11.57     $       9.97     $       8.31         N/A
  Accumulation units outstanding
  at the end of period                           47,468           18,691            3,318         N/A

JNL/PIMCO Total Return Bond Division(402)

  Accumulation unit value:
    Beginning of period                    $      13.31     $      13.01     $      12.64         N/A
    End of period                          $      13.33     $      13.31     $      13.01         N/A
  Accumulation units outstanding
  at the end of period                          297,655           36,814            3,516         N/A

JNL/MCM Small Cap Index Division(447)

  Accumulation unit value:
    Beginning of period                    $      12.91     $      11.23     $      10.89         N/A
    End of period                          $      13.18     $      12.91     $      11.23         N/A
  Accumulation units outstanding
  at the end of period                          229,352          111,943           14,700         N/A

INVESTMENT DIVISIONS                        DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                2005             2004             2003             2002
                                            ------------     ------------     ------------     ------------
JNL/MCM International Index Division(447)

  Accumulation unit value:
    Beginning of period                     $      13.32     $      11.38     $      10.47              N/A
    End of period                           $      14.77     $      13.32     $      11.38              N/A
  Accumulation units outstanding
  at the end of period                           236,446          114,210           16,223              N/A

JNL/Lazard Small Cap Value Division(417)

  Accumulation unit value:
    Beginning of period                     $      13.94     $      12.34     $      11.15              N/A
    End of period                           $      14.29     $      13.94     $      12.34              N/A
  Accumulation units outstanding
  at the end of period                            36,284           24,299            2,665              N/A

JNL/Lazard Mid Cap Value Division(402)

  Accumulation unit value:
    Beginning of period                     $      16.43     $      13.45     $      12.59              N/A
    End of period                           $      17.50     $      16.43     $      13.45              N/A
  Accumulation units outstanding
  at the end of period                            49,889           26,677            4,316              N/A

JNL/MCM Bond Index Division(470)

  Accumulation unit value:
    Beginning of period                     $      10.88     $      10.72     $      10.68              N/A
    End of period                           $      10.85     $      10.88     $      10.72              N/A
  Accumulation units outstanding
  at the end of period                           329,667          138,741           12,285              N/A

JNL/S&P Core Index 100 Division(489)

  Accumulation unit value:
    Beginning of period                              N/A     $      10.24              N/A              N/A
    End of period                                    N/A     $      10.28              N/A              N/A
  Accumulation units outstanding
  at the end of period                               N/A                -              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                     $      12.46     $      12.13              N/A              N/A
    End of period                           $      12.41     $      12.46              N/A              N/A
  Accumulation units outstanding
  at the end of period                           175,816          102,019              N/A              N/A

INVESTMENT DIVISIONS                     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                             2005             2004             2003             2002
                                         ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division(608)

  Accumulation unit value:
    Beginning of period                           N/A     $      10.05              N/A              N/A
    End of period                                 N/A     $       9.99              N/A              N/A
  Accumulation units outstanding
  at the end of period                            N/A                -              N/A              N/A

JNL/S&P Core Index 75 Division(546)

  Accumulation unit value:
    Beginning of period                           N/A     $      10.16              N/A              N/A
    End of period                                 N/A     $      10.17              N/A              N/A
  Accumulation units outstanding
  at the end of period                            N/A                -              N/A              N/A

JNL/MCM DowSM 10 Division(446)

  Accumulation unit value:
    Beginning of period                  $       9.26     $       9.20     $       8.32              N/A
    End of period                        $       8.55     $       9.26     $       9.20              N/A
  Accumulation units outstanding
  at the end of period                        288,403          109,344            6,128              N/A

JNL/Putnam Midcap Growth Division(597)

  Accumulation unit value:
    Beginning of period                  $       7.33     $       6.61              N/A              N/A
    End of period                        $       8.05     $       7.33              N/A              N/A
  Accumulation units outstanding
  at the end of period                          1,119              612              N/A              N/A

JNL/T. Rowe Price Value Division(402)

  Accumulation unit value:
    Beginning of period                  $      12.79     $      11.34     $      10.29              N/A
    End of period                        $      13.29     $      12.79     $      11.34              N/A
  Accumulation units outstanding
  at the end of period                         68,579           41,279            2,721              N/A

JNL/FMR Balanced Division(402)

  Accumulation unit value:
    Beginning of period                  $       9.86     $       9.21     $       8.70              N/A
    End of period                        $      10.63     $       9.86     $       9.21              N/A
  Accumulation units outstanding
  at the end of period                         44,228           19,293            2,844              N/A

INVESTMENT DIVISIONS                   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                           2005             2004             2003             2002
                                       ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth
Division(397)

  Accumulation unit value:
    Beginning of period                $      11.05     $       9.57     $       8.05              N/A
    End of period                      $      12.30     $      11.05     $       9.57              N/A
  Accumulation units outstanding
  at the end of period                       38,891           24,818            2,369              N/A

JNL/Oppenheimer Growth Division(559)

  Accumulation unit value:
    Beginning of period                $       7.99     $       7.96              N/A              N/A
    End of period                      $       8.54     $       7.99              N/A              N/A
  Accumulation units outstanding
  at the end of period                        5,156              106              N/A              N/A

JNL/Select Value Division(402)

  Accumulation unit value:
    Beginning of period                $      16.18     $      14.40     $      12.98              N/A
    End of period                      $      17.14     $      16.18     $      14.40              N/A
  Accumulation units outstanding
  at the end of period                       15,879           13,125              200              N/A

JNL/MCM Global 15 Division(447)

  Accumulation unit value:
    Beginning of period                $      11.36     $       9.06     $       8.85              N/A
    End of period                      $      12.26     $      11.36     $       9.06              N/A
  Accumulation units outstanding
  at the end of period                      254,462           74,484            7,982              N/A

JNL/MCM 25 Division(447)

  Accumulation unit value:
    Beginning of period                $      11.55     $       9.68     $       8.71              N/A
    End of period                      $      10.98     $      11.55     $       9.68              N/A
  Accumulation units outstanding
  at the end of period                      213,436           79,152            6,253              N/A

JNL/MCM Consumer Brands Sector
Division(494)

  Accumulation unit value:
    Beginning of period                $      10.50     $       9.72              N/A              N/A
    End of period                      $      10.03     $      10.50              N/A              N/A
  Accumulation units outstanding
  at the end of period                       16,361            3,522              N/A              N/A

INVESTMENT DIVISIONS                      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                              2005             2004             2003             2002
                                          ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(433)

  Accumulation unit value:
    Beginning of period                   $      17.77     $      16.12     $      15.24              N/A
    End of period                         $      18.95     $      17.77     $      16.12              N/A
  Accumulation units outstanding
  at the end of period                         111,662           44,975            4,083              N/A

JNL/MCM Technology Sector Division(494)

  Accumulation unit value:
    Beginning of period                   $       5.52     $       5.90              N/A              N/A
    End of period                         $       5.54     $       5.52              N/A              N/A
  Accumulation units outstanding
  at the end of period                          41,857           16,460              N/A              N/A

JNL/MCM Healthcare Sector Division(494)

  Accumulation unit value:
    Beginning of period                   $      10.39     $      10.29              N/A              N/A
    End of period                         $      10.95     $      10.39              N/A              N/A
  Accumulation units outstanding
  at the end of period                          37,052           16,962              N/A              N/A

JNL/MCM Financial Sector Division(494)

  Accumulation unit value:
    Beginning of period                   $      11.69     $      10.53              N/A              N/A
    End of period                         $      12.15     $      11.69              N/A              N/A
  Accumulation units outstanding
  at the end of period                          12,437            3,160              N/A              N/A

JNL/MCM Oil & Gas Sector Division(494)

  Accumulation unit value:
    Beginning of period                   $      16.78     $      13.01              N/A              N/A
    End of period                         $      22.47     $      16.78              N/A              N/A
  Accumulation units outstanding
  at the end of period                          45,322            9,603              N/A              N/A

JNL/MCM Communications Sector
Division(494)

  Accumulation unit value:
    Beginning of period                   $       4.39     $       3.98              N/A              N/A
    End of period                         $       4.34     $       4.39              N/A              N/A
  Accumulation units outstanding
  at the end of period                          18,534            3,705              N/A              N/A

INVESTMENT DIVISIONS                     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                             2005             2004             2003             2002
                                         ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(402)

  Accumulation unit value:
    Beginning of period                  $       9.61     $       8.34     $       7.73              N/A
    End of period                        $      12.92     $       9.61     $       8.34              N/A
  Accumulation units outstanding
  at the end of period                        243,157           86,842            6,070              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                           N/A              N/A              N/A              N/A
    End of period                                 N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(417)

  Accumulation unit value:
    Beginning of period                  $      11.66     $      11.15     $      10.50              N/A
    End of period                        $      12.38     $      11.66     $      11.15              N/A
  Accumulation units outstanding
  at the end of period                         12,652            8,917              663              N/A

JNL/AIM Large Cap Growth Division(402)

  Accumulation unit value:
    Beginning of period                  $      10.94     $      10.15     $       9.54              N/A
    End of period                        $      11.48     $      10.94     $      10.15              N/A
  Accumulation units outstanding
  at the end of period                         36,927           27,259            3,254              N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                  $      10.74              N/A              N/A              N/A
    End of period                        $      11.54              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         10,327              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(855)

  Accumulation unit value:
    Beginning of period                  $      10.74              N/A              N/A              N/A
    End of period                        $      11.23              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          5,742              N/A              N/A              N/A

INVESTMENT DIVISIONS                     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                            2005             2004             2003             2002
                                         ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division(855)

  Accumulation unit value:
    Beginning of period                  $      10.58              N/A              N/A              N/A
    End of period                        $      10.88              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         10,489              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                  $       9.98              N/A              N/A              N/A
    End of period                        $      10.48              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         20,559              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(692)

  Accumulation unit value:
    Beginning of period                  $      11.41     $      10.01              N/A              N/A
    End of period                        $      15.51     $      11.41              N/A              N/A
  Accumulation units outstanding
  at the end of period                        162,864            1,693              N/A              N/A

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                  $      10.89     $       9.68              N/A              N/A
    End of period                        $      11.80     $      10.89              N/A              N/A
  Accumulation units outstanding
  at the end of period                      1,187,037          133,912              N/A              N/A

JNL/MCM VIP Division(692)

  Accumulation unit value:
    Beginning of period                  $      11.06     $      10.04              N/A              N/A
    End of period                        $      11.89     $      11.06              N/A              N/A
  Accumulation units outstanding
  at the end of period                         89,980           10,479              N/A              N/A

JNL/S&P Managed Moderate Division(699)

  Accumulation unit value:
    Beginning of period                  $      10.49     $      10.18              N/A              N/A
    End of period                        $      10.78     $      10.49              N/A              N/A
  Accumulation units outstanding
  at the end of period                        151,955            1,640              N/A              N/A

INVESTMENT DIVISIONS                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                       2005             2004             2003             2002
                                                   ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative Division(711)

  Accumulation unit value:
    Beginning of period                            $      10.30     $      10.17              N/A              N/A
    End of period                                  $      10.46     $      10.30              N/A              N/A
  Accumulation units outstanding
  at the end of period                                   57,149              249              N/A              N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.12%

INVESTMENT DIVISIONS                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                       2005             2004             2003             2002
                                                   ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(424)

  Accumulation unit value:
    Beginning of period                            $       7.99     $       7.34     $       6.73              N/A
    End of period                                  $       8.16     $       7.99     $       7.34              N/A
  Accumulation units outstanding
  at the end of period                                      761              761                -              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                            $      19.24              N/A              N/A              N/A
    End of period                                  $      20.37              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                      204              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(123)

  Accumulation unit value:
    Beginning of period                            $      24.36     $      22.29     $      16.80     $      20.73
    End of period                                  $      24.97     $      24.36     $      22.29     $      16.80
  Accumulation units outstanding
  at the end of period                                      304              316              321              321

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                     N/A              N/A              N/A              N/A
    End of period                                           N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                      N/A              N/A              N/A              N/A

JNL/Select Balanced Division(123)

  Accumulation unit value:
    Beginning of period                            $      21.48     $      19.79     $      16.63     $      18.04
    End of period                                  $      22.15     $      21.48     $      19.79     $      16.63
  Accumulation units outstanding
  at the end of period                                    1,129            1,515            1,154              369


INVESTMENT DIVISIONS                     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                             2005             2004             2003             2002
                                         ------------     ------------     ------------     ------------
JNL/Putnam Equity Division(624)

  Accumulation unit value:
    Beginning of period                  $      18.84     $      16.75              N/A              N/A
    End of period                        $      20.06     $      18.84              N/A              N/A
  Accumulation units outstanding
  at the end of period                              -                -              N/A              N/A

JNL/Putnam Value Equity Division(123)

  Accumulation unit value:
    Beginning of period                  $      18.50     $      17.21     $      14.12     $      16.13
    End of period                        $      19.00     $      18.50     $      17.21     $      14.12
  Accumulation units outstanding
  at the end of period                          2,458            1,767            1,774              871

JNL/Select Money Market Division(441)

  Accumulation unit value:
    Beginning of period                  $      11.41     $      11.57     $      11.60              N/A
    End of period                        $      11.48     $      11.41     $      11.57              N/A
  Accumulation units outstanding
  at the end of period                          7,957            8,166                -              N/A

JNL/PPM America High Yield Bond
Division(137)

  Accumulation unit value:
    Beginning of period                           N/A     $      14.57     $      12.54     $      12.49
    End of period                                 N/A     $      14.98     $      14.57     $      12.54
  Accumulation units outstanding
  at the end of period                            N/A                -            2,264            1,036

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(491)

  Accumulation unit value:
    Beginning of period                  $      14.53     $      14.33              N/A              N/A
    End of period                        $      14.57     $      14.53              N/A              N/A
  Accumulation units outstanding
  at the end of period                          2,087            4,998              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(491)

  Accumulation unit value:
    Beginning of period                  $      17.38     $      16.74              N/A              N/A
    End of period                        $      17.46     $      17.38              N/A              N/A
  Accumulation units outstanding
  at the end of period                          3,835              727              N/A              N/A

INVESTMENT DIVISIONS                      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                              2005             2004             2003             2002
                                          ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division(123)

  Accumulation unit value:
    Beginning of period                   $      24.06     $      22.36     $      17.50     $      21.21
    End of period                         $      24.99     $      24.06     $      22.36     $      17.50
  Accumulation units outstanding
  at the end of period                           3,723            2,217              476              314

JNL/T. Rowe Price Mid-Cap Growth
Division(123)

  Accumulation unit value:
    Beginning of period                   $      31.23     $      27.03     $      19.92     $      25.22
    End of period                         $      34.89     $      31.23     $      27.03     $      19.92
  Accumulation units outstanding
  at the end of period                           1,719              859              603              470

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                            N/A              N/A              N/A              N/A
    End of period                                  N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             N/A              N/A              N/A              N/A

JNL/Alger Growth Division(123)

  Accumulation unit value:
    Beginning of period                   $      16.33     $      15.88     $      11.99     $      16.04
    End of period                         $      17.96     $      16.33     $      15.88     $      11.99
  Accumulation units outstanding
  at the end of period                             691            2,622              415              415

JNL/Eagle Core Equity Division(123)

  Accumulation unit value:
    Beginning of period                   $      16.19     $      15.56     $      12.76     $      15.72
    End of period                         $      16.39     $      16.19     $      15.56     $      12.76
  Accumulation units outstanding
  at the end of period                           1,858            1,877            1,050            1,053

JNL/Eagle SmallCap Equity Division(137)

  Accumulation unit value:
    Beginning of period                   $      18.44     $      15.85     $      11.57     $      13.91
    End of period                         $      18.51     $      18.44     $      15.85     $      11.57
  Accumulation units outstanding
  at the end of period                             825            1,846            1,059              361

INVESTMENT DIVISIONS                   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                           2005             2004             2003             2002
                                       ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division(434)

  Accumulation unit value:
    Beginning of period                $      12.01     $      11.19     $      10.75              N/A
    End of period                      $      12.51     $      12.01     $      11.19              N/A
  Accumulation units outstanding
  at the end of period                        9,541            4,169            1,370              N/A

JNL/S&P Managed Growth Division(284)

  Accumulation unit value:
    Beginning of period                $      12.30     $      11.28     $       8.96              N/A
    End of period                      $      12.94     $      12.30     $      11.28              N/A
  Accumulation units outstanding
  at the end of period                       20,627           14,742           14,742              N/A

JNL/S&P Managed Aggressive Growth
Division(484)

  Accumulation unit value:
    Beginning of period                $      12.08     $      10.96     $      10.94              N/A
    End of period                      $      12.83     $      12.08     $      10.96              N/A
  Accumulation units outstanding
  at the end of period                            -            2,836            2,839              N/A

JNL/S&P Very Aggressive Growth
Division (I)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division (I)

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(424)

  Accumulation unit value:
    Beginning of period                         N/A     $      10.09     $       9.36              N/A
    End of period                               N/A     $      10.26     $      10.09              N/A
  Accumulation units outstanding
  at the end of period                          N/A                -                -              N/A

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(470)

  Accumulation unit value:
    Beginning of period                      $      10.29     $       9.55     $       9.19              N/A
    End of period                            $      10.52     $      10.29     $       9.55              N/A
  Accumulation units outstanding
  at the end of period                             13,772            6,543            1,711              N/A

JNL/MCM S&P 400 MidCap Index Division(123)

  Accumulation unit value:
    Beginning of period                      $      12.59     $      11.11     $       8.43     $      10.53
    End of period                            $      13.81     $      12.59     $      11.11     $       8.43
  Accumulation units outstanding
  at the end of period                              8,146            2,438            2,080              633

JNL/Alliance Capital Growth Division(424)

  Accumulation unit value:
    Beginning of period                      $       9.45     $       9.08     $       8.75              N/A
    End of period                            $       8.58     $       9.45     $       9.08              N/A
  Accumulation units outstanding
  at the end of period                                  -                -                -              N/A

JNL/JPMorgan International Value
Division(434)

  Accumulation unit value:
    Beginning of period                      $       9.96     $       8.30     $       7.62              N/A
    End of period                            $      11.57     $       9.96     $       8.30              N/A
  Accumulation units outstanding
  at the end of period                              5,251            1,925            1,933              N/A

JNL/PIMCO Total Return Bond Division(137)

  Accumulation unit value:
    Beginning of period                      $      13.30     $      13.00     $      12.68     $      12.19
    End of period                            $      13.32     $      13.30     $      13.00     $      12.68
  Accumulation units outstanding
  at the end of period                             13,805            8,476            7,354            1,349

JNL/MCM Small Cap Index Division(123)

  Accumulation unit value:
    Beginning of period                      $      12.90     $      11.23     $       7.86     $      10.18
    End of period                            $      13.17     $      12.90     $      11.23     $       7.86
  Accumulation units outstanding
  at the end of period                              7,985            3,145            2,421              654

INVESTMENT DIVISIONS                        DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                2005             2004             2003             2002
                                            ------------     ------------     ------------     ------------
JNL/MCM International Index Division(470)

  Accumulation unit value:
    Beginning of period                     $      13.31     $      11.38     $      10.81              N/A
    End of period                           $      14.77     $      13.31     $      11.38              N/A
  Accumulation units outstanding
  at the end of period                             8,175            2,295            1,770              N/A

JNL/Lazard Small Cap Value Division(123)

  Accumulation unit value:
    Beginning of period                     $      13.93     $      12.33     $       9.07     $      11.57
    End of period                           $      14.27     $      13.93     $      12.33     $       9.07
  Accumulation units outstanding
  at the end of period                             1,615            3,946            1,653            1,017

JNL/Lazard Mid Cap Value Division(137)

  Accumulation unit value:
    Beginning of period                     $      16.42     $      13.44     $      10.65     $      12.24
    End of period                           $      17.49     $      16.42     $      13.44     $      10.65
  Accumulation units outstanding
  at the end of period                             3,572            3,900            2,530              770

JNL/MCM Bond Index Division(470)

  Accumulation unit value:
    Beginning of period                     $      10.88     $      10.72     $      10.68              N/A
    End of period                           $      10.85     $      10.88     $      10.72              N/A
  Accumulation units outstanding
  at the end of period                             3,993            1,096              735              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                              N/A              N/A              N/A              N/A
    End of period                                    N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                               N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                     $      12.46     $      12.13              N/A              N/A
    End of period                           $      12.40     $      12.46              N/A              N/A
  Accumulation units outstanding
  at the end of period                             2,933            5,084              N/A              N/A

INVESTMENT DIVISIONS                     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                             2005             2004             2003             2002
                                         ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                           N/A              N/A              N/A              N/A
    End of period                                 N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                           N/A              N/A              N/A              N/A
    End of period                                 N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            N/A              N/A              N/A              N/A

JNL/MCM Dow(SM) 10 Division(123)

  Accumulation unit value:
    Beginning of period                  $       9.26     $       9.19     $       7.47     $       9.11
    End of period                        $       8.55     $       9.26     $       9.19     $       7.47
  Accumulation units outstanding
  at the end of period                          8,636            3,271            2,599            1,300

JNL/Putnam Midcap Growth Division(482)

  Accumulation unit value:
    Beginning of period                  $       7.33     $       6.31     $       6.25              N/A
    End of period                        $       8.04     $       7.33     $       6.31              N/A
  Accumulation units outstanding
  at the end of period                            420              552              573              N/A

JNL/T. Rowe Price Value Division(424)

  Accumulation unit value:
    Beginning of period                  $      12.78     $      11.33     $      10.26              N/A
    End of period                        $      13.28     $      12.78     $      11.33              N/A
  Accumulation units outstanding
  at the end of period                          7,549            7,006            3,822              N/A

JNL/FMR Balanced Division(434)

  Accumulation unit value:
    Beginning of period                  $       9.86     $       9.20     $       8.88              N/A
    End of period                        $      10.62     $       9.86     $       9.20              N/A
  Accumulation units outstanding
  at the end of period                          7,704            6,407            3,315              N/A

INVESTMENT DIVISIONS                        DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                2005             2004             2003             2002
                                            ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth
Division(137)

  Accumulation unit value:
    Beginning of period                     $      11.04     $       9.56     $       6.95     $       8.30
    End of period                           $      12.30     $      11.04     $       9.56     $       6.95
  Accumulation units outstanding
  at the end of period                             5,506            4,091            1,126            1,131

JNL/Oppenheimer Growth Division(493)

  Accumulation unit value:
    Beginning of period                     $       7.99     $       8.02              N/A              N/A
    End of period                           $       8.54     $       7.99              N/A              N/A
  Accumulation units outstanding
  at the end of period                             2,483                -              N/A              N/A

JNL/Select Value Division(482)

  Accumulation unit value:
    Beginning of period                     $      16.18     $      14.40     $      14.17              N/A
    End of period                           $      17.13     $      16.18     $      14.40              N/A
  Accumulation units outstanding
  at the end of period                               409              371              505              N/A

JNL/MCM Global 15 Division(482)

  Accumulation unit value:
    Beginning of period                     $      11.36     $       9.06     $       8.91              N/A
    End of period                           $      12.25     $      11.36     $       9.06              N/A
  Accumulation units outstanding
  at the end of period                             9,180            6,615              803              N/A

JNL/MCM 25 Division(536)

  Accumulation unit value:
    Beginning of period                     $      11.54     $       9.63              N/A              N/A
    End of period                           $      10.97     $      11.54              N/A              N/A
  Accumulation units outstanding
  at the end of period                            14,962           11,762              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                              N/A              N/A              N/A              N/A
    End of period                                    N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                               N/A              N/A              N/A              N/A


INVESTMENT DIVISIONS                      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                             2005             2004             2003             2002
                                          ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                   $      17.55              N/A              N/A              N/A
    End of period                         $      18.93              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           2,053              N/A              N/A              N/A

JNL/MCM Technology Sector Division(536)

  Accumulation unit value:
    Beginning of period                   $       5.52     $       5.29              N/A              N/A
    End of period                         $       5.53     $       5.52              N/A              N/A
  Accumulation units outstanding
  at the end of period                               -                -              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                   $      10.28              N/A              N/A              N/A
    End of period                         $      10.94              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             377              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                            N/A              N/A              N/A              N/A
    End of period                                  N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(621)

  Accumulation unit value:
    Beginning of period                   $      16.77     $      15.11              N/A              N/A
    End of period                         $      22.46     $      16.77              N/A              N/A
  Accumulation units outstanding
  at the end of period                           3,154            3,280              N/A              N/A

JNL/MCM Communications Sector
Division(536)

  Accumulation unit value:
    Beginning of period                   $       4.39     $       3.99              N/A              N/A
    End of period                         $       4.34     $       4.39              N/A              N/A
  Accumulation units outstanding
  at the end of period                               -                -              N/A              N/A

INVESTMENT DIVISIONS                     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                             2005             2004             2003             2002
                                         ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(594)

  Accumulation unit value:
    Beginning of period                  $       9.60     $       8.40              N/A              N/A
    End of period                        $      12.91     $       9.60              N/A              N/A
  Accumulation units outstanding
  at the end of period                          6,683                -              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                           N/A              N/A              N/A              N/A
    End of period                                 N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(493)

  Accumulation unit value:
    Beginning of period                  $      11.66     $      11.62              N/A              N/A
    End of period                        $      12.38     $      11.66              N/A              N/A
  Accumulation units outstanding
  at the end of period                            468                -              N/A              N/A

JNL/AIM Large Cap Growth Division(424)

  Accumulation unit value:
    Beginning of period                  $      10.93     $      10.15     $       9.60              N/A
    End of period                        $      11.48     $      10.93     $      10.15              N/A
  Accumulation units outstanding
  at the end of period                          2,615            1,346              939              N/A

JNL/AIM Real Estate Division(916)

  Accumulation unit value:
    Beginning of period                  $      10.81              N/A              N/A              N/A
    End of period                        $      11.53              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             42              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(916)

  Accumulation unit value:
    Beginning of period                  $      10.91              N/A              N/A              N/A
    End of period                        $      11.23              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             67              N/A              N/A              N/A

INVESTMENT DIVISIONS                  DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                          2005             2004             2003             2002
                                      ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division(916)

  Accumulation unit value:
    Beginning of period               $      10.52              N/A              N/A              N/A
    End of period                     $      10.88              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          70              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                        N/A              N/A              N/A              N/A
    End of period                              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period               $      11.76              N/A              N/A              N/A
    End of period                     $      15.51              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         399              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period               $      10.41              N/A              N/A              N/A
    End of period                     $      11.80              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                      11,228              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                        N/A              N/A              N/A              N/A
    End of period                              N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period               $      10.26              N/A              N/A              N/A
    End of period                     $      10.78              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                       6,807              N/A              N/A              N/A

INVESTMENT DIVISIONS                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                       2005             2004             2003             2002
                                                   ------------     ------------     ------------     ------------

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                            $      10.33              N/A              N/A              N/A
    End of period                                  $      10.46              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                    9,328              N/A              N/A              N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.145%

INVESTMENT DIVISIONS                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                       2005             2004             2003             2002
                                                   ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division321

  Accumulation unit value:
    Beginning of period                            $       7.98     $       7.33     $       6.13              N/A
    End of period                                  $       8.14     $       7.98     $       7.33              N/A
  Accumulation units outstanding
  at the end of period                                    5,295            7,849            8,625              N/A

JNL/FMR Capital Growth Division(320)

  Accumulation unit value:
    Beginning of period                            $      19.55     $      16.93     $      13.55              N/A
    End of period                                  $      20.32     $      19.55     $      16.93              N/A
  Accumulation units outstanding
  at the end of period                                    5,671            6,118            4,301              N/A

JNL/Select Large Cap Growth Division(221)

  Accumulation unit value:
    Beginning of period                            $      24.31     $      22.24     $      16.77     $      18.07
    End of period                                  $      24.90     $      24.31     $      22.24     $      16.77
  Accumulation units outstanding
  at the end of period                                    2,514            2,359            2,098              993

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                            $      20.44              N/A              N/A              N/A
    End of period                                  $      21.54              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                       20              N/A              N/A              N/A

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                            $      21.43     $      19.75     $      16.60     $      18.11
    End of period                                  $      22.09     $      21.43     $      19.75     $      16.60
  Accumulation units outstanding
  at the end of period                                   27,574            7,894            6,753            4,362

INVESTMENT DIVISIONS                     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                             2005             2004             2003             2002
                                         ------------     ------------     ------------     ------------
JNL/Putnam Equity Division(118)

  Accumulation unit value:
    Beginning of period                  $      18.79     $      16.99     $      13.64     $      16.95
    End of period                        $      20.01     $      18.79     $      16.99     $      13.64
  Accumulation units outstanding
  at the end of period                              -                -            2,099            2,109

JNL/Putnam Value Equity Division(118)

  Accumulation unit value:
    Beginning of period                  $      18.45     $      17.18     $      14.09     $      17.55
    End of period                        $      18.95     $      18.45     $      17.18     $      14.09
  Accumulation units outstanding
  at the end of period                          6,472            8,231            7,214            6,034

JNL/Select Money Market Division(148)

  Accumulation unit value:
    Beginning of period                  $      11.39     $      11.54     $      11.74     $      11.81
    End of period                        $      11.45     $      11.39     $      11.54     $      11.74
  Accumulation units outstanding
  at the end of period                          4,514            1,825            2,016            5,110

JNL/PPM America High Yield Bond
Division(148)

  Accumulation unit value:
    Beginning of period                           N/A     $      14.54     $      12.51     $      12.03
    End of period                                 N/A     $      14.95     $      14.54     $      12.51
  Accumulation units outstanding
  at the end of period                            N/A                -           18,397            1,879

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(143)

  Accumulation unit value:
    Beginning of period                  $      14.50     $      14.27     $      14.41     $      13.59
    End of period                        $      14.53     $      14.50     $      14.27     $      14.41
  Accumulation units outstanding
  at the end of period                         36,600           36,693           37,074           35,559

JNL/Salomon Brothers Strategic
Bond Division(148)

  Accumulation unit value:
    Beginning of period                  $      17.34     $      16.57     $      14.91     $      14.10
    End of period                        $      17.42     $      17.34     $      16.57     $      14.91
  Accumulation units outstanding
  at the end of period                          6,052            5,483            5,442              398

INVESTMENT DIVISIONS                      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                              2005             2004             2003             2002
                                          ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division(118)

  Accumulation unit value:
    Beginning of period                   $      24.00     $      22.32     $      17.47     $      21.90
    End of period                         $      24.92     $      24.00     $      22.32     $      17.47
  Accumulation units outstanding
  at the end of period                           5,509            5,410           10,081            6,064

JNL/T. Rowe Price Mid-Cap Growth
Division(118)

  Accumulation unit value:
    Beginning of period                   $      31.16     $      26.97     $      19.88     $      25.83
    End of period                         $      34.80     $      31.16     $      26.97     $      19.88
  Accumulation units outstanding
  at the end of period                           8,000            9,017            8,108            2,757

JNL/JPMorgan International Equity
Division(148)

  Accumulation unit value:
    Beginning of period                   $      12.55     $      11.02     $       8.76     $      10.64
    End of period                         $      13.60     $      12.55     $      11.02     $       8.76
  Accumulation units outstanding
  at the end of period                           3,735            4,899            4,115              888

JNL/Alger Growth Division(278)

  Accumulation unit value:
    Beginning of period                   $      16.30     $      15.85     $      11.66              N/A
    End of period                         $      17.91     $      16.30     $      15.85              N/A
  Accumulation units outstanding
  at the end of period                           2,891            3,186            6,850              N/A

JNL/Eagle Core Equity Division(278)

  Accumulation unit value:
    Beginning of period                   $      16.16     $      15.53     $      12.21              N/A
    End of period                         $      16.35     $      16.16     $      15.53              N/A
  Accumulation units outstanding
  at the end of period                           4,204            4,722            8,323              N/A

JNL/Eagle SmallCap Equity Division(229)

  Accumulation unit value:
    Beginning of period                   $      18.40     $      15.82     $      11.55     $      11.00
    End of period                         $      18.46     $      18.40     $      15.82     $      11.55
  Accumulation units outstanding
  at the end of period                           9,519           10,215            3,411              171

INVESTMENT DIVISIONS                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                            2005             2004             2003             2002
                                        ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division(118)

  Accumulation unit value:
    Beginning of period                 $      11.99     $      11.18     $       9.70     $      10.74
    End of period                       $      12.49     $      11.99     $      11.18     $       9.70
  Accumulation units outstanding
  at the end of period                        99,934          104,905          105,424           20,607

JNL/S&P Managed Growth Division(128)

  Accumulation unit value:
    Beginning of period                 $      12.28     $      11.26     $       9.45     $      10.56
    End of period                       $      12.91     $      12.28     $      11.26     $       9.45
  Accumulation units outstanding
  at the end of period                       143,577          152,594           95,103           21,956

JNL/S&P Managed Aggressive Growth
Division(344)

  Accumulation unit value:
    Beginning of period                 $      12.06     $      10.94     $       9.67              N/A
    End of period                       $      12.80     $      12.06     $      10.94              N/A
  Accumulation units outstanding
  at the end of period                        56,105           63,578           21,238              N/A

JNL/S&P Very Aggressive Growth
Division I(446)

  Accumulation unit value:
    Beginning of period                          N/A     $      10.55     $      10.08              N/A
    End of period                                N/A     $      10.74     $      10.55              N/A
  Accumulation units outstanding
  at the end of period                           N/A                -            2,187              N/A

JNL/S&P Equity Growth Division I(224)

  Accumulation unit value:
    Beginning of period                          N/A     $       9.86     $       7.77     $       7.78
    End of period                                N/A     $       9.99     $       9.86     $       7.77
  Accumulation units outstanding
  at the end of period                           N/A                -           18,326            2,511

JNL/S&P Equity Aggressive Growth
Division I(338)

  Accumulation unit value:
    Beginning of period                          N/A     $      10.08     $       8.65              N/A
    End of period                                N/A     $      10.24     $      10.08              N/A
  Accumulation units outstanding
  at the end of period                           N/A                -            8,941              N/A

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(231)

  Accumulation unit value:
    Beginning of period                      $      10.28     $       9.55     $       7.63     $       8.08
    End of period                            $      10.51     $      10.28     $       9.55     $       7.63
  Accumulation units outstanding
  at the end of period                             58,858           52,621           32,427              149

JNL/MCM S&P 400 MidCap Index Division(231)

  Accumulation unit value:
    Beginning of period                      $      12.58     $      11.10     $       8.43     $       8.74
    End of period                            $      13.79     $      12.58     $      11.10     $       8.43
  Accumulation units outstanding
  at the end of period                             28,707           24,362           15,577              138

JNL/Alliance Capital Growth Division(292)

  Accumulation unit value:
    Beginning of period                      $       9.44     $       9.07     $       7.64              N/A
    End of period                            $       8.56     $       9.44     $       9.07              N/A
  Accumulation units outstanding
  at the end of period                                  -            7,782            9,357              N/A

JNL/JPMorgan International Value
Division(320)

  Accumulation unit value:
    Beginning of period                      $       9.95     $       8.29     $       6.08              N/A
    End of period                            $      11.54     $       9.95     $       8.29              N/A
  Accumulation units outstanding
  at the end of period                              4,169            4,168            3,908              N/A

JNL/PIMCO Total Return Bond Division(148)

  Accumulation unit value:
    Beginning of period                      $      13.27     $      12.98     $      12.66     $      12.09
    End of period                            $      13.29     $      13.27     $      12.98     $      12.66
  Accumulation units outstanding
  at the end of period                             38,923           36,437           58,215            2,736

JNL/MCM Small Cap Index Division(219)

  Accumulation unit value:
    Beginning of period                      $      12.90     $      11.20     $       7.86     $       7.97
    End of period                            $      13.16     $      12.90     $      11.20     $       7.86
  Accumulation units outstanding
  at the end of period                             28,210           22,189           15,565            1,078

INVESTMENT DIVISIONS                        DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                2005             2004             2003             2002
                                            ------------     ------------     ------------     ------------
JNL/MCM International Index Division(231)

  Accumulation unit value:
    Beginning of period                     $      13.30     $      11.37     $       8.46     $       8.76
    End of period                           $      14.75     $      13.30     $      11.37     $       8.46
  Accumulation units outstanding
  at the end of period                            21,644           14,676           13,864              138

JNL/Lazard Small Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                     $      13.91     $      12.32     $       9.06     $      11.87
    End of period                           $      14.25     $      13.91     $      12.32     $       9.06
  Accumulation units outstanding
  at the end of period                            20,892           22,096           22,062            4,720

JNL/Lazard Mid Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                     $      16.39     $      13.42     $      10.64     $      13.06
    End of period                           $      17.45     $      16.39     $      13.42     $      10.64
  Accumulation units outstanding
  at the end of period                            23,668           24,565           19,501            3,964

JNL/MCM Bond Index Division(173)

  Accumulation unit value:
    Beginning of period                     $      10.87     $      10.72     $      10.63     $      10.38
    End of period                           $      10.84     $      10.87     $      10.72     $      10.63
  Accumulation units outstanding
  at the end of period                            24,973            9,577            9,123           16,587

JNL/S&P Core Index 100 Division(293)

  Accumulation unit value:
    Beginning of period                              N/A     $      10.14     $       8.50              N/A
    End of period                                    N/A     $      10.27     $      10.14              N/A
  Accumulation units outstanding
  at the end of period                               N/A                -           26,348              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                     $      12.43     $      12.11              N/A              N/A
    End of period                           $      12.38     $      12.43              N/A              N/A
  Accumulation units outstanding
  at the end of period                            19,080           20,415              N/A              N/A

INVESTMENT DIVISIONS                     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                             2005             2004             2003             2002
                                         ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division(340)

  Accumulation unit value:
    Beginning of period                           N/A     $       9.84     $       8.47              N/A
    End of period                                 N/A     $       9.98     $       9.84              N/A
  Accumulation units outstanding
  at the end of period                            N/A                -              524              N/A

JNL/S&P Core Index 75 Division(340)

  Accumulation unit value:
    Beginning of period                           N/A     $      10.01     $       8.82              N/A
    End of period                                 N/A     $      10.16     $      10.01              N/A
  Accumulation units outstanding
  at the end of period                            N/A                -              452              N/A

JNL/MCM DowSM 10 Division(174)

  Accumulation unit value:
    Beginning of period                  $       9.24     $       9.18     $       7.46     $       7.67
    End of period                        $       8.54     $       9.24     $       9.18     $       7.46
  Accumulation units outstanding
  at the end of period                         96,988           87,000           68,210            5,032

JNL/Putnam Midcap Growth Division(244)

  Accumulation unit value:
    Beginning of period                  $       7.32     $       6.30     $       4.83     $       4.84
    End of period                        $       8.03     $       7.32     $       6.30     $       4.83
  Accumulation units outstanding
  at the end of period                          3,805            5,247            6,307              125

JNL/T. Rowe Price Value Division(118)

  Accumulation unit value:
    Beginning of period                  $      12.77     $      11.32     $       8.91     $      11.30
    End of period                        $      13.27     $      12.77     $      11.32     $       8.91
  Accumulation units outstanding
  at the end of period                         31,187           33,306           27,271            7,590

JNL/FMR Balanced Division(195)

  Accumulation unit value:
    Beginning of period                  $       9.85     $       9.19     $       8.26     $       8.25
    End of period                        $      10.61     $       9.85     $       9.19     $       8.26
  Accumulation units outstanding
  at the end of period                         34,040           34,204           28,366                -

INVESTMENT DIVISIONS                   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                           2005             2004             2003             2002
                                       ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth
Division(202)

  Accumulation unit value:
    Beginning of period                $      11.04     $       9.57     $       6.96     $       6.53
    End of period                      $      12.30     $      11.04     $       9.57     $       6.96
  Accumulation units outstanding
  at the end of period                        6,726           10,612           10,682              124

JNL/Oppenheimer Growth Division(229)

  Accumulation unit value:
    Beginning of period                $       7.98     $       7.83     $       6.79     $       7.28
    End of period                      $       8.53     $       7.98     $       7.83     $       6.79
  Accumulation units outstanding
  at the end of period                        4,366            7,652            7,856              266

JNL/Select Value Division(320)

  Accumulation unit value:
    Beginning of period                $      16.17     $      14.40     $      11.22              N/A
    End of period                      $      17.12     $      16.17     $      14.40              N/A
  Accumulation units outstanding
  at the end of period                        5,111            5,992            2,654              N/A

JNL/MCM Global 15 Division(231)

  Accumulation unit value:
    Beginning of period                $      11.34     $       9.05     $       6.94     $       7.25
    End of period                      $      12.23     $      11.34     $       9.05     $       6.94
  Accumulation units outstanding
  at the end of period                       52,795           55,682           43,943              196

JNL/MCM 25 Division(219)

  Accumulation unit value:
    Beginning of period                $      11.53     $       9.66     $       7.43     $       7.38
    End of period                      $      10.95     $      11.53     $       9.66     $       7.43
  Accumulation units outstanding
  at the end of period                       48,597           57,477           48,828            3,477

JNL/MCM Consumer Brands Sector
Division(607)

  Accumulation unit value:
    Beginning of period                $      10.48     $       9.66              N/A              N/A
    End of period                      $      10.01     $      10.48              N/A              N/A
  Accumulation units outstanding
  at the end of period                          296              296              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(148)

  Accumulation unit value:
    Beginning of period                    $      17.73     $      16.09     $      11.11     $      12.42
    End of period                          $      18.91     $      17.73     $      16.09     $      11.11
  Accumulation units outstanding
  at the end of period                           32,380           36,131           29,027              772

JNL/MCM Technology Sector Division(607)

  Accumulation unit value:
    Beginning of period                    $       5.51     $       5.40              N/A              N/A
    End of period                          $       5.53     $       5.51              N/A              N/A
  Accumulation units outstanding
  at the end of period                            2,559              529              N/A              N/A

JNL/MCM Healthcare Sector Division(570)

  Accumulation unit value:
    Beginning of period                    $      10.37     $      10.62              N/A              N/A
    End of period                          $      10.93     $      10.37              N/A              N/A
  Accumulation units outstanding
  at the end of period                            1,254              876              N/A              N/A

JNL/MCM Financial Sector Division(624)

  Accumulation unit value:
    Beginning of period                    $      11.67     $      10.36              N/A              N/A
    End of period                          $      12.12     $      11.67              N/A              N/A
  Accumulation units outstanding
  at the end of period                              870              834              N/A              N/A

JNL/MCM Oil & Gas Sector Division(634)

  Accumulation unit value:
    Beginning of period                    $      16.75     $      14.54              N/A              N/A
    End of period                          $      22.42     $      16.75              N/A              N/A
  Accumulation units outstanding
  at the end of period                            2,643              547              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                    $       4.25              N/A              N/A              N/A
    End of period                          $       4.33              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                               98              N/A              N/A              N/A

INVESTMENT DIVISIONS                      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                              2005             2004             2003             2002
                                          ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(231)

  Accumulation unit value:
    Beginning of period                   $       9.59     $       8.33     $       7.15     $       7.38
    End of period                         $      12.89     $       9.59     $       8.33     $       7.15
  Accumulation units outstanding
  at the end of period                          61,925           74,167           55,418            1,689

JNL/AIM Premier Equity II Division(320)

  Accumulation unit value:
    Beginning of period                            N/A     $       9.28     $       7.87              N/A
    End of period                                  N/A     $       9.06     $       9.28              N/A
  Accumulation units outstanding
  at the end of period                             N/A                -            1,442              N/A

JNL/AIM Small Cap Growth Division(202)

  Accumulation unit value:
    Beginning of period                   $      11.66     $      11.15     $       8.23     $       7.24
    End of period                         $      12.38     $      11.66     $      11.15     $       8.23
  Accumulation units outstanding
  at the end of period                           3,757            6,893            5,162            2,120

JNL/AIM Large Cap Growth Division(278)

  Accumulation unit value:
    Beginning of period                   $      10.92     $      10.15     $       7.85              N/A
    End of period                         $      11.47     $      10.92     $      10.15              N/A
  Accumulation units outstanding
  at the end of period                          13,225           19,483           15,067              N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                   $      10.74              N/A              N/A              N/A
    End of period                         $      11.53              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             472              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                            N/A              N/A              N/A              N/A
    End of period                                  N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                             2005             2004             2003             2002
                                         ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division(900)

  Accumulation unit value:
    Beginning of period                  $      10.69              N/A              N/A              N/A
    End of period                        $      10.88              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             59              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                  $      10.57              N/A              N/A              N/A
    End of period                        $      10.48              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          5,993              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(701)

  Accumulation unit value:
    Beginning of period                  $      11.41     $      10.53              N/A              N/A
    End of period                        $      15.50     $      11.41              N/A              N/A
  Accumulation units outstanding
  at the end of period                         22,188            4,499              N/A              N/A

JNL/MCM JNL 5 Division(705)

  Accumulation unit value:
    Beginning of period                  $      10.89     $      10.41              N/A              N/A
    End of period                        $      11.80     $      10.89              N/A              N/A
  Accumulation units outstanding
  at the end of period                         29,760           20,343              N/A              N/A

JNL/MCM VIP Division(707)

  Accumulation unit value:
    Beginning of period                  $      11.06     $      10.58              N/A              N/A
    End of period                        $      11.88     $      11.06              N/A              N/A
  Accumulation units outstanding
  at the end of period                         11,877           10,083              N/A              N/A

JNL/S&P Managed Moderate Division(684)

  Accumulation unit value:
    Beginning of period                  $      10.49     $       9.89              N/A              N/A
    End of period                        $      10.78     $      10.49              N/A              N/A
  Accumulation units outstanding
  at the end of period                         19,088           14,525              N/A              N/A

INVESTMENT DIVISIONS                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                       2005             2004             2003             2002
                                                   ------------     ------------     ------------     ------------

JNL/S&P Managed Conservative Division

  Accumulation unit value:

    Beginning of period                            $      10.41              N/A              N/A              N/A
    End of period                                  $      10.45              N/A              N/A              N/A
  Accumulation units outstanding

  at the end of period                                    5,556              N/A              N/A              N/A
Accumulation Unit Values

CONTRACT WITH ENDORSEMENTS - 2.15%

INVESTMENT DIVISIONS                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                       2005             2004             2003             2002
                                                   ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(588)

  Accumulation unit value:
    Beginning of period                            $       7.98     $       7.38              N/A              N/A
    End of period                                  $       8.14     $       7.98              N/A              N/A
  Accumulation units outstanding
  at the end of period                                   49,733           68,491              N/A              N/A

JNL/FMR Capital Growth Division(381)

  Accumulation unit value:
    Beginning of period                            $      19.54     $      16.92     $      14.97              N/A
    End of period                                  $      20.31     $      19.54     $      16.92              N/A
  Accumulation units outstanding
  at the end of period                                    3,654              703                -              N/A

JNL/Select Large Cap Growth Division(429)

  Accumulation unit value:
    Beginning of period                            $      24.29     $      22.23     $      20.96              N/A
    End of period                                  $      24.89     $      24.29     $      22.23              N/A
  Accumulation units outstanding
  at the end of period                                   10,092            7,451                -              N/A

JNL/Select Global Growth Division(599)

  Accumulation unit value:
    Beginning of period                            $      21.59     $      19.45              N/A              N/A
    End of period                                  $      21.54     $      21.59              N/A              N/A
  Accumulation units outstanding
  at the end of period                                    3,616               50              N/A              N/A

JNL/Select Balanced Division(94)

  Accumulation unit value:
    Beginning of period                            $      21.42     $      19.74     $      16.59              N/A
    End of period                                  $      22.08     $      21.42     $      19.74              N/A
  Accumulation units outstanding
  at the end of period                                   78,712           19,736                -              N/A

INVESTMENT DIVISIONS                     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                             2005             2004             2003             2002
                                         ------------     ------------     ------------     ------------
JNL/Putnam Equity Division(64)

  Accumulation unit value:
    Beginning of period                  $      18.79     $      16.98     $      13.64              N/A
    End of period                        $      20.00     $      18.79     $      16.98              N/A
  Accumulation units outstanding
  at the end of period                          3,590                -                -              N/A

JNL/Putnam Value Equity Division(84)

  Accumulation unit value:
    Beginning of period                  $      18.44     $      17.17     $      14.08              N/A
    End of period                        $      18.94     $      18.44     $      17.17              N/A
  Accumulation units outstanding
  at the end of period                          3,515              404                -              N/A

JNL/Select Money Market Division(363)

  Accumulation unit value:
    Beginning of period                  $      11.38     $      11.54     $      11.64              N/A
    End of period                        $      11.44     $      11.38     $      11.54              N/A
  Accumulation units outstanding
  at the end of period                         42,967           25,174                -              N/A

JNL/PPM America High Yield Bond
Division(304)

  Accumulation unit value:
    Beginning of period                           N/A     $      14.53     $      13.19              N/A
    End of period                                 N/A     $      14.94     $      14.53              N/A
  Accumulation units outstanding
  at the end of period                            N/A                -            1,240              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(283)

  Accumulation unit value:
    Beginning of period                  $      14.50     $      14.26     $      14.62              N/A
    End of period                        $      14.52     $      14.50     $      14.26              N/A
  Accumulation units outstanding
  at the end of period                         34,310            8,111            1,241              N/A

JNL/Salomon Brothers Strategic
Bond Division(364)

  Accumulation unit value:
    Beginning of period                  $      17.33     $      16.56     $      16.14              N/A
    End of period                        $      17.41     $      17.33     $      16.56              N/A
  Accumulation units outstanding
  at the end of period                         70,967           26,270            1,079              N/A

INVESTMENT DIVISIONS                      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                              2005             2004             2003             2002
                                          ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division(64)

  Accumulation unit value:
    Beginning of period                   $      23.99     $      22.31     $      17.46              N/A
    End of period                         $      24.91     $      23.99     $      22.31              N/A
  Accumulation units outstanding
  at the end of period                          26,024            4,927              664              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(64)

  Accumulation unit value:
    Beginning of period                   $      31.14     $      26.96     $      19.87              N/A
    End of period                         $      34.78     $      31.14     $      26.96              N/A
  Accumulation units outstanding
  at the end of period                          20,040            7,624              410              N/A

JNL/JPMorgan International Equity
Division(283)

  Accumulation unit value:
    Beginning of period                   $      12.54     $      11.01     $       7.84              N/A
    End of period                         $      13.59     $      12.54     $      11.01              N/A
  Accumulation units outstanding
  at the end of period                          26,978           13,970            2,390              N/A

JNL/Alger Growth Division(464)

  Accumulation unit value:
    Beginning of period                   $      16.29     $      15.84     $      15.36              N/A
    End of period                         $      17.90     $      16.29     $      15.84              N/A
  Accumulation units outstanding
  at the end of period                          17,011            9,971            1,692              N/A

JNL/Eagle Core Equity Division(283)

  Accumulation unit value:
    Beginning of period                   $      16.15     $      15.52     $      12.04              N/A
    End of period                         $      16.34     $      16.15     $      15.52              N/A
  Accumulation units outstanding
  at the end of period                          24,669           14,149              954              N/A

JNL/Eagle SmallCap Equity Division(402)

  Accumulation unit value:
    Beginning of period                   $      18.39     $      15.82     $      15.26              N/A
    End of period                         $      18.46     $      18.39     $      15.82              N/A
  Accumulation units outstanding
  at the end of period                          17,733           17,148                -              N/A

INVESTMENT DIVISIONS                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                            2005             2004             2003             2002
                                        ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division(71)

  Accumulation unit value:
    Beginning of period                 $      11.99     $      11.18     $       9.70              N/A
    End of period                       $      12.48     $      11.99     $      11.18              N/A
  Accumulation units outstanding
  at the end of period                       632,643          211,086                -              N/A

JNL/S&P Managed Growth Division(315)

  Accumulation unit value:
    Beginning of period                 $      12.28     $      11.26     $       9.64              N/A
    End of period                       $      12.91     $      12.28     $      11.26              N/A
  Accumulation units outstanding
  at the end of period                       544,879          455,119           14,522              N/A

JNL/S&P Managed Aggressive Growth
Division(308)

  Accumulation unit value:
    Beginning of period                 $      12.05     $      10.94     $       8.77              N/A
    End of period                       $      12.80     $      12.05     $      10.94              N/A
  Accumulation units outstanding
  at the end of period                       190,370          244,861           21,753              N/A

JNL/S&P Very Aggressive Growth
Division I(304)

  Accumulation unit value:
    Beginning of period                          N/A     $      10.55     $       8.10              N/A
    End of period                                N/A     $      10.74     $      10.55              N/A
  Accumulation units outstanding
  at the end of period                           N/A                -                -              N/A

JNL/S&P Equity Growth Division I(314)

  Accumulation unit value:
    Beginning of period                          N/A     $       9.85     $       8.01              N/A
    End of period                                N/A     $       9.99     $       9.85              N/A
  Accumulation units outstanding
  at the end of period                           N/A                -                -              N/A

JNL/S&P Equity Aggressive Growth
Division I(314)

  Accumulation unit value:
    Beginning of period                          N/A     $      10.08     $       8.16              N/A
    End of period                                N/A     $      10.24     $      10.08              N/A
  Accumulation units outstanding
  at the end of period                           N/A                -                -              N/A

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(308)

  Accumulation unit value:
    Beginning of period                      $      10.28     $       9.54     $       7.65              N/A
    End of period                            $      10.50     $      10.28     $       9.54              N/A
  Accumulation units outstanding
  at the end of period                            282,545          120,635            4,992              N/A

JNL/MCM S&P 400 MidCap Index Division(359)

  Accumulation unit value:
    Beginning of period                      $      12.58     $      11.10     $       9.35              N/A
    End of period                            $      13.79     $      12.58     $      11.10              N/A
  Accumulation units outstanding
  at the end of period                            158,819           89,853            2,942              N/A

JNL/Alliance Capital Growth Division(555)

  Accumulation unit value:
    Beginning of period                      $       9.43     $       9.42              N/A              N/A
    End of period                            $       8.56     $       9.43              N/A              N/A
  Accumulation units outstanding
  at the end of period                                  -            4,416              N/A              N/A

JNL/JPMorgan International Value
Division(491)

  Accumulation unit value:
    Beginning of period                      $       9.94     $       8.54              N/A              N/A
    End of period                            $      11.54     $       9.94              N/A              N/A
  Accumulation units outstanding
  at the end of period                             60,896           41,515              N/A              N/A

JNL/PIMCO Total Return Bond Division(283)

  Accumulation unit value:
    Beginning of period                      $      13.27     $      12.98     $      12.91              N/A
    End of period                            $      13.29     $      13.27     $      12.98              N/A
  Accumulation units outstanding
  at the end of period                            151,126           50,413            1,365              N/A

JNL/MCM Small Cap Index Division(359)

  Accumulation unit value:
    Beginning of period                      $      12.89     $      11.22     $       9.12              N/A
    End of period                            $      13.15     $      12.89     $      11.22              N/A
  Accumulation units outstanding
  at the end of period                            130,874           66,142            1,711              N/A

INVESTMENT DIVISIONS                        DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                2005             2004             2003             2002
                                            ------------     ------------     ------------     ------------
JNL/MCM International Index Division(308)

  Accumulation unit value:
    Beginning of period                     $      13.30     $      11.37     $       8.06              N/A
    End of period                           $      14.75     $      13.30     $      11.37              N/A
  Accumulation units outstanding
  at the end of period                           154,498           72,846              906              N/A

JNL/Lazard Small Cap Value Division(49)

  Accumulation unit value:
    Beginning of period                     $      13.90     $      12.31     $       9.06              N/A
    End of period                           $      14.24     $      13.90     $      12.31              N/A
  Accumulation units outstanding
  at the end of period                            40,220           25,674            2,924              N/A

JNL/Lazard Mid Cap Value Division(49)

  Accumulation unit value:
    Beginning of period                     $      16.38     $      13.42     $      10.64              N/A
    End of period                           $      17.45     $      16.38     $      13.42              N/A
  Accumulation units outstanding
  at the end of period                            56,984           31,442            2,814              N/A

JNL/MCM Bond Index Division(359)

  Accumulation unit value:
    Beginning of period                     $      10.87     $      10.72     $      10.86              N/A
    End of period                           $      10.84     $      10.87     $      10.72              N/A
  Accumulation units outstanding
  at the end of period                           130,227           56,097              282              N/A

JNL/S&P Core Index 100 Division(304)

  Accumulation unit value:
    Beginning of period                              N/A     $      10.14     $       8.42              N/A
    End of period                                    N/A     $      10.27     $      10.14              N/A
  Accumulation units outstanding
  at the end of period                               N/A                -                -              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                     $      12.43     $      12.10              N/A              N/A
    End of period                           $      12.37     $      12.43              N/A              N/A
  Accumulation units outstanding
  at the end of period                            78,593           48,897              N/A              N/A

INVESTMENT DIVISIONS                     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                             2005             2004             2003             2002
                                         ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division(379)

  Accumulation unit value:
    Beginning of period                           N/A     $       9.84     $       8.70              N/A
    End of period                                 N/A     $       9.98     $       9.84              N/A
  Accumulation units outstanding
  at the end of period                            N/A                -                -              N/A

JNL/S&P Core Index 75 Division(611)

  Accumulation unit value:
    Beginning of period                           N/A     $      10.13              N/A              N/A
    End of period                                 N/A     $      10.16              N/A              N/A
  Accumulation units outstanding
  at the end of period                            N/A                -              N/A              N/A

JNL/MCM DowSM 10 Division(355)

  Accumulation unit value:
    Beginning of period                  $       9.24     $       9.18     $       7.90              N/A
    End of period                        $       8.53     $       9.24     $       9.18              N/A
  Accumulation units outstanding
  at the end of period                        432,322          147,879            2,569              N/A

JNL/Putnam Midcap Growth Division(304)

  Accumulation unit value:
    Beginning of period                  $       7.32     $       6.30     $       4.82              N/A
    End of period                        $       8.03     $       7.32     $       6.30              N/A
  Accumulation units outstanding
  at the end of period                         14,594            3,725                -              N/A

JNL/T. Rowe Price Value Division(84)

  Accumulation unit value:
    Beginning of period                  $      12.76     $      11.32     $       8.91              N/A
    End of period                        $      13.26     $      12.76     $      11.32              N/A
  Accumulation units outstanding
  at the end of period                        116,718           50,393            5,486              N/A

JNL/FMR Balanced Division(363)

  Accumulation unit value:
    Beginning of period                  $       9.84     $       9.19     $       8.76              N/A
    End of period                        $      10.61     $       9.84     $       9.19              N/A
  Accumulation units outstanding
  at the end of period                         42,722           12,721                -              N/A

INVESTMENT DIVISIONS                   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                           2005             2004             2003             2002
                                       ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth
Division(413)

  Accumulation unit value:
    Beginning of period                $      11.03     $       9.56     $       8.58              N/A
    End of period                      $      12.28     $      11.03     $       9.56              N/A
  Accumulation units outstanding
  at the end of period                       55,090           25,698                -              N/A

JNL/Oppenheimer Growth Division(555)

  Accumulation unit value:
    Beginning of period                $       7.98     $       8.03              N/A              N/A
    End of period                      $       8.53     $       7.98              N/A              N/A
  Accumulation units outstanding
  at the end of period                       12,838           15,224              N/A              N/A

JNL/Select Value Division(504)

  Accumulation unit value:
    Beginning of period                $      16.17     $      14.63              N/A              N/A
    End of period                      $      17.12     $      16.17              N/A              N/A
  Accumulation units outstanding
  at the end of period                       40,071           12,219              N/A              N/A

JNL/MCM Global 15 Division(355)

  Accumulation unit value:
    Beginning of period                $      11.34     $       9.04     $       7.57              N/A
    End of period                      $      12.23     $      11.34     $       9.04              N/A
  Accumulation units outstanding
  at the end of period                      401,332          140,697            1,237              N/A

JNL/MCM 25 Division(355)

  Accumulation unit value:
    Beginning of period                $      11.53     $       9.66     $       7.70              N/A
    End of period                      $      10.95     $      11.53     $       9.66              N/A
  Accumulation units outstanding
  at the end of period                      393,007          138,822            3,362              N/A

JNL/MCM Consumer Brands Sector
Division(599)

  Accumulation unit value:
    Beginning of period                $      10.48     $       9.72              N/A              N/A
    End of period                      $      10.01     $      10.48              N/A              N/A
  Accumulation units outstanding
  at the end of period                       14,778            3,875              N/A              N/A

INVESTMENT DIVISIONS                      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                              2005             2004             2003             2002
                                          ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(355)

  Accumulation unit value:
    Beginning of period                     $      17.73     $      16.09     $      12.84              N/A
    End of period                           $      18.90     $      17.73     $      16.09              N/A
  Accumulation units outstanding
  at the end of period                           191,392           69,536              519              N/A

JNL/MCM Technology Sector Division(582)

  Accumulation unit value:
    Beginning of period                     $       5.51     $       5.11              N/A              N/A
    End of period                           $       5.52     $       5.51              N/A              N/A
  Accumulation units outstanding
  at the end of period                            39,470           13,887              N/A              N/A

JNL/MCM Healthcare Sector Division(568)

  Accumulation unit value:
    Beginning of period                     $      10.37     $      10.53              N/A              N/A
    End of period                           $      10.92     $      10.37              N/A              N/A
  Accumulation units outstanding
  at the end of period                            46,330           18,281              N/A              N/A

JNL/MCM Financial Sector Division(588)

  Accumulation unit value:
    Beginning of period                     $      11.67     $      10.59              N/A              N/A
    End of period                           $      12.12     $      11.67              N/A              N/A
  Accumulation units outstanding
  at the end of period                            12,343            7,604              N/A              N/A

JNL/MCM Oil & Gas Sector Division(571)

  Accumulation unit value:
    Beginning of period                     $      16.74     $      14.08              N/A              N/A
    End of period                           $      22.42     $      16.74              N/A              N/A
  Accumulation units outstanding
  at the end of period                            41,526           10,219              N/A              N/A

JNL/MCM Communications Sector
Division(599)

  Accumulation unit value:
    Beginning of period                     $       4.38     $       3.90              N/A              N/A
    End of period                           $       4.33     $       4.38              N/A              N/A
  Accumulation units outstanding
  at the end of period                            25,277            9,850              N/A              N/A

INVESTMENT DIVISIONS                     DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                            2005          2004          2003          2002
                                         -----------   ------------  -----------   -----------
JNL/MCM  S&P(R) 10 Division(355)

  Accumulation unit value:
    Beginning of period                  $      9.59   $      8.33   $      7.62      N/A
    End of period                        $     12.88   $      9.59   $      8.33      N/A
  Accumulation units outstanding
  at the end of period                       366,480       146,647         2,760      N/A

JNL/AIM Premier Equity II Division(532)

  Accumulation unit value:
    Beginning of period                          N/A   $      9.41           N/A      N/A
    End of period                                N/A   $      9.06           N/A      N/A
  Accumulation units outstanding
  at the end of period                           N/A             -           N/A      N/A

JNL/AIM Small Cap Growth Division(283)

  Accumulation unit value:
    Beginning of period                  $     11.65   $     11.14   $      7.59      N/A
    End of period                        $     12.36   $     11.65   $     11.14      N/A
  Accumulation units outstanding
  at the end of period                        19,208         4,238         1,974      N/A

JNL/AIM Large Cap Growth Division(532)

  Accumulation unit value:
    Beginning of period                  $     10.92   $     10.26           N/A      N/A
    End of period                        $     11.46   $     10.92           N/A      N/A
  Accumulation units outstanding
  at the end of period                        18,592        10,083           N/A      N/A

JNL/AIM Real Estate Division(823)

  Accumulation unit value:
    Beginning of period                  $     10.13           N/A           N/A      N/A
    End of period                        $     11.53           N/A           N/A      N/A
  Accumulation units outstanding
  at the end of period                        18,528           N/A           N/A      N/A

JNL/Goldman Sachs Mid Cap Value
Division(835)

  Accumulation unit value:
    Beginning of period                  $     10.32           N/A           N/A      N/A
    End of period                        $     11.23           N/A           N/A      N/A
  Accumulation units outstanding
  at the end of period                         8,966           N/A           N/A      N/A

INVESTMENT DIVISIONS                     DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                            2005          2004          2003          2002
                                         -----------   ------------  -----------   -----------
JNL/Franklin Templeton Small Cap
Value Division(849)

  Accumulation unit value:
    Beginning of period                  $      10.52           N/A      N/A            N/A
    End of period                        $      10.87           N/A      N/A            N/A
  Accumulation units outstanding
  at the end of period                          9,879           N/A      N/A            N/A

JNL/MCM Nasdaq 15 Division(689)

  Accumulation unit value:
    Beginning of period                  $      10.81  $       9.94      N/A            N/A
    End of period                        $      10.48  $      10.81      N/A            N/A
  Accumulation units outstanding
  at the end of period                         19,788           806      N/A            N/A

JNL/MCM Value Line 25 Division(689)

  Accumulation unit value:
    Beginning of period                  $      11.41  $       9.56      N/A            N/A
    End of period                        $      15.50  $      11.41      N/A            N/A
  Accumulation units outstanding
  at the end of period                        224,400         4,347      N/A            N/A

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                  $      10.89  $       9.62      N/A            N/A
    End of period                        $      11.79  $      10.89      N/A            N/A
  Accumulation units outstanding
  at the end of period                      1,438,081        28,643      N/A            N/A

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                  $      11.06  $      10.10      N/A            N/A
    End of period                        $      11.88  $      11.06      N/A            N/A
  Accumulation units outstanding
  at the end of period                        232,854        19,334      N/A            N/A

JNL/S&P Managed Moderate Division(690)

  Accumulation unit value:
    Beginning of period                  $      10.49  $       9.87      N/A            N/A
    End of period                        $      10.78  $      10.49      N/A            N/A
  Accumulation units outstanding
  at the end of period                        272,848        24,808      N/A            N/A

INVESTMENT DIVISIONS                        DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                               2005          2004          2003          2002
                                            -----------   ------------  -----------   -----------
JNL/S&P Managed Conservative Division(696)

  Accumulation unit value:
    Beginning of period                      $    10.30    $    10.04       N/A           N/A
    End of period                            $    10.45    $    10.30       N/A           N/A
  Accumulation units outstanding
  at the end of period                           83,507         2,091       N/A           N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.155%

INVESTMENT DIVISIONS                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                 2005          2004          2003          2002
                                             -----------   ------------  -----------   -----------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

INVESTMENT DIVISIONS                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                 2005          2004          2003          2002
                                             -----------   ------------  -----------   -----------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                           N/A           N/A           N/A           N/A
    End of period                                 N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A           N/A           N/A           N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                           N/A           N/A           N/A           N/A
    End of period                                 N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A           N/A           N/A           N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                           N/A           N/A           N/A           N/A
    End of period                                 N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A           N/A           N/A           N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                           N/A           N/A           N/A           N/A
    End of period                                 N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A           N/A           N/A           N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                           N/A           N/A           N/A           N/A
    End of period                                 N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A           N/A           N/A           N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                           N/A           N/A           N/A           N/A
    End of period                                 N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A           N/A           N/A           N/A

INVESTMENT DIVISIONS                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                 2005          2004          2003          2002
                                             -----------   ------------  -----------   -----------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A          N/A           N/A
    End of period                                N/A            N/A          N/A           N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A          N/A           N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A          N/A           N/A
    End of period                                N/A            N/A          N/A           N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A          N/A           N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A          N/A           N/A
    End of period                                N/A            N/A          N/A           N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A          N/A           N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A          N/A           N/A
    End of period                                N/A            N/A          N/A           N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A          N/A           N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A          N/A           N/A
    End of period                                N/A            N/A          N/A           N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A          N/A           N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A          N/A           N/A
    End of period                                N/A            N/A          N/A           N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A          N/A           N/A

INVESTMENT DIVISIONS                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                 2005          2004          2003          2002
                                             -----------   ------------  -----------   -----------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

INVESTMENT DIVISIONS                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                 2005          2004          2003          2002
                                             -----------   ------------  -----------   -----------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

INVESTMENT DIVISIONS                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                 2005          2004          2003          2002
                                             -----------   ------------  -----------   -----------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

INVESTMENT DIVISIONS                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                 2005          2004          2003          2002
                                             -----------   ------------  -----------   -----------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

INVESTMENT DIVISIONS                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                 2005          2004          2003          2002
                                             -----------   ------------  -----------   -----------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                           N/A           N/A           N/A           N/A
    End of period                                 N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A           N/A           N/A           N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                           N/A           N/A           N/A           N/A
    End of period                                 N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A           N/A           N/A           N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                           N/A           N/A           N/A           N/A
    End of period                                 N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A           N/A           N/A           N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                           N/A           N/A           N/A           N/A
    End of period                                 N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A           N/A           N/A           N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                           N/A           N/A           N/A           N/A
    End of period                                 N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A           N/A           N/A           N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                           N/A           N/A           N/A           N/A
    End of period                                 N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A           N/A           N/A           N/A

INVESTMENT DIVISIONS                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                 2005          2004          2003          2002
                                             -----------   ------------  -----------   -----------
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                             N/A         N/A           N/A           N/A
    End of period                                   N/A         N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                              N/A         N/A           N/A           N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                             N/A         N/A           N/A           N/A
    End of period                                   N/A         N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                              N/A         N/A           N/A           N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                             N/A         N/A           N/A           N/A
    End of period                                   N/A         N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                              N/A         N/A           N/A           N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                             N/A         N/A           N/A           N/A
    End of period                                   N/A         N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                              N/A         N/A           N/A           N/A

JNL/MCM Oil & Gas Sector Division(941)

  Accumulation unit value:
    Beginning of period                        $  21.69         N/A           N/A           N/A
    End of period                              $  22.40         N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                              786         N/A           N/A           N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                             N/A         N/A           N/A           N/A
    End of period                                   N/A         N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                              N/A         N/A           N/A           N/A

INVESTMENT DIVISIONS                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                 2005          2004          2003          2002
                                             -----------   ------------  -----------   -----------
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                           N/A          N/A           N/A           N/A
    End of period                                 N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                            N/A          N/A           N/A           N/A

INVESTMENT DIVISIONS                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                 2005          2004          2003          2002
                                             -----------   ------------  -----------   -----------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                            N/A          N/A           N/A           N/A
    End of period                                  N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                             N/A          N/A           N/A           N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                            N/A          N/A           N/A           N/A
    End of period                                  N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                             N/A          N/A           N/A           N/A

JNL/MCM Value Line 25 Division(941)

  Accumulation unit value:
    Beginning of period                        $ 13.95          N/A           N/A           N/A
    End of period                              $ 15.50          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                           1,222          N/A           N/A           N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                            N/A          N/A           N/A           N/A
    End of period                                  N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                             N/A          N/A           N/A           N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                            N/A          N/A           N/A           N/A
    End of period                                  N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                             N/A          N/A           N/A           N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                            N/A          N/A           N/A           N/A
    End of period                                  N/A          N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                             N/A          N/A           N/A           N/A

INVESTMENT DIVISIONS                         DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                 2005          2004          2003          2002
                                             -----------   ------------  -----------   -----------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                            N/A         N/A            N/A           N/A
    End of period                                  N/A         N/A            N/A           N/A
  Accumulation units outstanding
  at the end of period                             N/A         N/A            N/A           N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.16%

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                     2005          2004          2003          2002
                                                     ----          ----          ----          ----
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(137)

  Accumulation unit value:
    Beginning of period                           $       7.98  $       7.32  $       5.80  $      6.71
    End of period                                 $       8.14  $       7.98  $       7.32  $      5.80
  Accumulation units outstanding
  at the end of period                                 113,450       122,047         7,759        2,996

JNL/FMR Capital Growth Division(107)

  Accumulation unit value:
    Beginning of period                           $      19.53  $      16.91  $      12.74  $     16.19
    End of period                                 $      20.29  $      19.53  $      16.91  $     12.74
  Accumulation units outstanding
  at the end of period                                  13,462        12,708         7,135        4,814

JNL/Select Large Cap Growth Division(190)

  Accumulation unit value:
    Beginning of period                           $      24.27  $      22.21  $      16.75  $     19.58
    End of period                                 $      24.86  $      24.27  $      22.21  $     16.75
  Accumulation units outstanding
  at the end of period                                   8,574        26,979         1,158          196

JNL/Select Global Growth Division(585)

  Accumulation unit value:
    Beginning of period                           $      21.57  $      19.07           N/A          N/A
    End of period                                 $      21.51  $      21.57           N/A          N/A
  Accumulation units outstanding
  at the end of period                                   1,381           457           N/A          N/A

JNL/Select Balanced Division(120)

  Accumulation unit value:
    Beginning of period                           $      21.40  $      19.72  $      16.58  $     17.96
    End of period                                 $      22.06  $      21.40  $      19.72  $     16.58
  Accumulation units outstanding
  at the end of period                                  96,298        94,128        19,751          536

INVESTMENT DIVISIONS                    DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                            2005          2004          2003          2002
                                        -----------   ------------  -----------   -----------
JNL/Putnam Equity Division(404)

  Accumulation unit value:
    Beginning of period                 $    18.77     $    16.96    $    15.60           N/A
    End of period                       $    19.97     $    18.77    $    16.96           N/A
  Accumulation units outstanding
  at the end of period                       6,038          6,436         4,116           N/A

JNL/Putnam Value Equity Division(107)

  Accumulation unit value:
    Beginning of period                 $    18.43     $    17.16    $    14.07    $    17.30
    End of period                       $    18.92     $    18.43    $    17.16    $    14.07
  Accumulation units outstanding
  at the end of period                      15,435         14,702        12,068         6,387

JNL/Select Money Market Division(162)

  Accumulation unit value:
    Beginning of period                 $    11.37     $    11.53    $    11.73    $    11.78
    End of period                       $    11.43     $    11.37    $    11.53    $    11.73
  Accumulation units outstanding
  at the end of period                      25,500         86,185         4,130        10,587

JNL/PPM America High Yield Bond
Division(114)

  Accumulation unit value:
    Beginning of period                        N/A     $    14.52    $    12.50    $    12.63
    End of period                              N/A     $    14.93    $    14.52    $    12.50
  Accumulation units outstanding
  at the end of period                         N/A              -        23,482         3,269

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(109)

  Accumulation unit value:
    Beginning of period                 $    14.48     $    14.25    $    14.39    $    13.41
    End of period                       $    14.51     $    14.48    $    14.25    $    14.39
  Accumulation units outstanding
  at the end of period                      60,554         39,000        15,887        57,901

JNL/Salomon Brothers Strategic
Bond Division(114)

  Accumulation unit value:
    Beginning of period                 $    17.31     $    16.55    $    14.89    $    14.35
    End of period                       $    17.39     $    17.31    $    16.55    $    14.89
  Accumulation units outstanding
  at the end of period                      84,704         49,857        16,119         3,426

INVESTMENT DIVISIONS                     DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                             2005          2004          2003          2002
                                         -----------   ------------  -----------   -----------
JNL/T. Rowe Price Established
Growth Division(264)

  Accumulation unit value:
    Beginning of period                   $    23.97    $    22.29    $    17.45    $    21.88
    End of period                         $    24.88    $    23.97    $    22.29    $    17.45
  Accumulation units outstanding
  at the end of period                        79,184        65,595        15,556           774

JNL/T. Rowe Price Mid-Cap Growth
Division(264)

  Accumulation unit value:
    Beginning of period                   $    31.11    $    26.93    $    19.86    $    25.80
    End of period                         $    34.74    $    31.11    $    26.93    $    19.86
  Accumulation units outstanding
  at the end of period                        56,697        57,487        13,900         2,625

JNL/JPMorgan International Equity
Division(264)

  Accumulation unit value:
    Beginning of period                   $    12.53    $    11.00    $     8.35           N/A
    End of period                         $    13.57    $    12.53    $    11.00           N/A
  Accumulation units outstanding
  at the end of period                        10,818        16,884         2,406           N/A

JNL/Alger Growth Division(109)

  Accumulation unit value:
    Beginning of period                   $    16.27    $    15.83    $    11.96    $    15.75
    End of period                         $    17.88    $    16.27    $    15.83    $    11.96
  Accumulation units outstanding
  at the end of period                        24,650        22,254         8,137         3,581

JNL/Eagle Core Equity Division(264)

  Accumulation unit value:
    Beginning of period                   $    16.14    $    15.51    $    12.73    $    16.10
    End of period                         $    16.33    $    16.14    $    15.51    $    12.73
  Accumulation units outstanding
  at the end of period                        32,849        29,270         7,545         2,876

JNL/Eagle SmallCap Equity Division(264)

  Accumulation unit value:
    Beginning of period                   $    18.38    $    15.81    $    11.54    $    15.88
    End of period                         $    18.44    $    18.38    $    15.81    $    11.54
  Accumulation units outstanding
  at the end of period                        24,552        31,418        10,608         1,400

INVESTMENT DIVISIONS                     DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                             2005          2004          2003          2002
                                         -----------   ------------  -----------   -----------
JNL/S&P Managed Moderate Growth
Division(132)

  Accumulation unit value:
    Beginning of period                   $    11.98    $    11.17    $     9.69    $    10.66
    End of period                         $    12.47    $    11.98    $    11.17    $     9.69
  Accumulation units outstanding
  at the end of period                       711,894       629,686       279,684        81,492

JNL/S&P Managed Growth Division(109)

  Accumulation unit value:
    Beginning of period                   $    12.27    $    11.25    $     9.44    $    10.70
    End of period                         $    12.90    $    12.27    $    11.25    $     9.44
  Accumulation units outstanding
  at the end of period                       945,233       884,609       259,323        28,570

JNL/S&P Managed Aggressive Growth
Division(264)

  Accumulation unit value:
    Beginning of period                   $    12.05    $    10.93    $     8.81    $    10.85
    End of period                         $    12.79    $    12.05    $    10.93    $     8.81
  Accumulation units outstanding
  at the end of period                       444,600       460,242        12,418         3,963

JNL/S&P Very Aggressive Growth
Division I(264)

  Accumulation unit value:
    Beginning of period                          N/A    $    10.54    $     8.25    $    10.61
    End of period                                N/A    $    10.73    $    10.54    $     8.25
  Accumulation units outstanding
  at the end of period                           N/A             -         3,728         1,492

JNL/S&P Equity Growth Division I(264)

  Accumulation unit value:
    Beginning of period                          N/A    $     9.85    $     7.77    $    10.01
    End of period                                N/A    $     9.98    $     9.85    $     7.77
  Accumulation units outstanding
  at the end of period                           N/A             -        54,799         4,040

JNL/S&P Equity Aggressive Growth
Division I(264)

  Accumulation unit value:
    Beginning of period                          N/A    $    10.07    $     7.92    $    10.18
    End of period                                N/A    $    10.23    $    10.07    $     7.92
  Accumulation units outstanding
  at the end of period                           N/A             -         5,917         3,740

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/MCM S&P 500 Index Division(264)

  Accumulation unit value:
    Beginning of period                            $    10.28    $     9.54    $     7.63    $     9.66
    End of period                                  $    10.50    $    10.28    $     9.54    $     7.63
  Accumulation units outstanding
  at the end of period                                653,916       659,629       102,321         2,617

JNL/MCM S&P 400 MidCap Index Division(190)

  Accumulation unit value:
    Beginning of period                            $    12.58    $    11.10    $     8.43    $     9.95
    End of period                                  $    13.78    $    12.58    $    11.10    $     8.43
  Accumulation units outstanding
  at the end of period                                355,029       412,870        80,238         3,033

JNL/Alliance Capital Growth Division(264)

  Accumulation unit value:
    Beginning of period                            $     9.43    $     9.06    $     7.45    $     9.82
    End of period                                  $     8.55    $     9.43    $     9.06    $     7.45
  Accumulation units outstanding
  at the end of period                                      -        16,930        11,811         1,383

JNL/JPMorgan International Value
Division(426)

  Accumulation unit value:
    Beginning of period                            $     9.94    $     8.29    $     7.38           N/A
    End of period                                  $    11.53    $     9.94    $     8.29           N/A
  Accumulation units outstanding
  at the end of period                                149,713       124,915         4,516           N/A

JNL/PIMCO Total Return Bond Division(114)

  Accumulation unit value:
    Beginning of period                            $    13.26    $    12.97    $    12.65    $    12.03
    End of period                                  $    13.28    $    13.26    $    12.97    $    12.65
  Accumulation units outstanding
  at the end of period                                226,601       207,813        52,158        11,063

JNL/MCM Small Cap Index Division(264)

  Accumulation unit value:
    Beginning of period                            $    12.89    $    11.22    $     7.86    $    10.52
    End of period                                  $    13.15    $    12.89    $    11.22    $     7.86
  Accumulation units outstanding
  at the end of period                                324,796       388,313        84,406        15,776

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/MCM International Index Division(114)

  Accumulation unit value:
    Beginning of period                            $    13.30    $    11.37    $     8.46    $    10.41
    End of period                                  $    14.75    $    13.30    $    11.37    $     8.46
  Accumulation units outstanding
  at the end of period                                296,589       337,850        84,106         2,710

JNL/Lazard Small Cap Value Division(107)

  Accumulation unit value:
    Beginning of period                            $    13.89    $    12.30    $     9.06    $    12.02
    End of period                                  $    14.23    $    13.89    $    12.30    $     9.06
  Accumulation units outstanding
  at the end of period                                 68,163        77,643        36,339         8,404

JNL/Lazard Mid Cap Value Division(107)

  Accumulation unit value:
    Beginning of period                            $    16.37    $    13.41    $    10.63    $    13.02
    End of period                                  $    17.43    $    16.37    $    13.41    $    10.63
  Accumulation units outstanding
  at the end of period                                 92,603        92,824        42,063        10,164

JNL/MCM Bond Index Division(264)

  Accumulation unit value:
    Beginning of period                            $    10.87    $    10.71    $    10.63    $     9.95
    End of period                                  $    10.83    $    10.87    $    10.71    $    10.63
  Accumulation units outstanding
  at the end of period                                323,071       364,386        85,640         5,567

JNL/S&P Core Index 100 Division(114)

  Accumulation unit value:
    Beginning of period                                   N/A    $    10.14    $     8.49    $     9.66
    End of period                                         N/A    $    10.27    $    10.14    $     8.49
  Accumulation units outstanding
  at the end of period                                    N/A             -        15,807        11,266

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                            $    12.42    $    12.09           N/A           N/A
    End of period                                  $    12.36    $    12.42           N/A           N/A
  Accumulation units outstanding
  at the end of period                                129,417       117,478           N/A           N/A

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/S&P Core Index 50 Division(311)

  Accumulation unit value:
    Beginning of period                                   N/A    $     9.84    $     7.73           N/A
    End of period                                         N/A    $     9.98    $     9.84           N/A
  Accumulation units outstanding
  at the end of period                                    N/A             -        22,735           N/A

JNL/S&P Core Index 75 Division(264)

  Accumulation unit value:
    Beginning of period                                   N/A    $    10.00    $     8.08    $     9.83
    End of period                                         N/A    $    10.16    $    10.00    $     8.08
  Accumulation units outstanding
  at the end of period                                    N/A             -         2,721         2,759

JNL/MCM Dow(SM) 10 Division(114)

  Accumulation unit value:
    Beginning of period                            $     9.24    $     9.18    $     7.46    $     9.02
    End of period                                  $     8.53    $     9.24    $     9.18    $     7.46
  Accumulation units outstanding
  at the end of period                                880,437       641,544        82,823        22,624

JNL/Putnam Midcap Growth Division(585)

  Accumulation unit value:
    Beginning of period                            $     7.31    $     6.34           N/A           N/A
    End of period                                  $     8.03    $     7.31           N/A           N/A
  Accumulation units outstanding
  at the end of period                                 16,691        10,369           N/A           N/A

JNL/T. Rowe Price Value Division(264)

  Accumulation unit value:
    Beginning of period                            $    12.76    $    11.32    $     8.90    $    11.30
    End of period                                  $    13.25    $    12.76    $    11.32    $     8.90
  Accumulation units outstanding
  at the end of period                                135,109       163,282        37,306         2,351

JNL/FMR Balanced Division(264)

  Accumulation unit value:
    Beginning of period                            $     9.84    $     9.19    $     8.26    $     9.04
    End of period                                  $    10.60    $     9.84    $     9.19    $     8.26
  Accumulation units outstanding
  at the end of period                                 84,545        70,555        11,797         4,099

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/Oppenheimer Global Growth
Division(264)

  Accumulation unit value:
    Beginning of period                            $    11.03    $     9.55    $     6.95    $     9.12
    End of period                                  $    12.27    $    11.03    $     9.55    $     6.95
  Accumulation units outstanding
  at the end of period                                 84,905        70,308         8,092         1,129

JNL/Oppenheimer Growth Division(201)

  Accumulation unit value:
    Beginning of period                            $     7.98    $     7.82    $     6.79    $     6.92
    End of period                                  $     8.52    $     7.98    $     7.82    $     6.79
  Accumulation units outstanding
  at the end of period                                  7,976         8,401           353            90

JNL/Select Value Division(426)

  Accumulation unit value:
    Beginning of period                            $    16.17    $    14.39    $    13.07           N/A
    End of period                                  $    17.11    $    16.17    $    14.39           N/A
  Accumulation units outstanding
  at the end of period                                 50,514        43,654         5,811           N/A

JNL/MCM Global 15 Division(117)

  Accumulation unit value:
    Beginning of period                            $    11.33    $     9.04    $     6.94    $     8.80
    End of period                                  $    12.22    $    11.33    $     9.04    $     6.94
  Accumulation units outstanding
  at the end of period                                730,767       513,486        61,803         6,679

JNL/MCM 25 Division(117)

  Accumulation unit value:
    Beginning of period                            $    11.52    $     9.66    $     7.43    $     9.56
    End of period                                  $    10.94    $    11.52    $     9.66    $     7.43
  Accumulation units outstanding
  at the end of period                                685,247       496,569        63,245        19,069

JNL/MCM Consumer Brands Sector
Division(536)

  Accumulation unit value:
    Beginning of period                            $    10.47    $     9.60           N/A           N/A
    End of period                                  $    10.00    $    10.47           N/A           N/A
  Accumulation units outstanding
  at the end of period                                 39,095        28,299           N/A           N/A

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/MCM Select Small-Cap Division(117)

  Accumulation unit value:
    Beginning of period                            $    17.72    $    16.08    $    11.10    $    15.08
    End of period                                  $    18.89    $    17.72    $    16.08    $    11.10
  Accumulation units outstanding
  at the end of period                                415,019       281,463        29,587         4,280

JNL/MCM Technology Sector Division(497)

  Accumulation unit value:
    Beginning of period                            $     5.51    $     6.07           N/A           N/A
    End of period                                  $     5.52    $     5.51           N/A           N/A
  Accumulation units outstanding
  at the end of period                                 81,066        74,177           N/A           N/A

JNL/MCM Healthcare Sector Division(514)

  Accumulation unit value:
    Beginning of period                            $    10.36    $    10.80           N/A           N/A
    End of period                                  $    10.92    $    10.36           N/A           N/A
  Accumulation units outstanding
  at the end of period                                 64,193        56,309           N/A           N/A

JNL/MCM Financial Sector Division(514)

  Accumulation unit value:
    Beginning of period                            $    11.66    $    11.12           N/A           N/A
    End of period                                  $    12.11    $    11.66           N/A           N/A
  Accumulation units outstanding
  at the end of period                                 50,802        35,004           N/A           N/A

JNL/MCM Oil & Gas Sector Division(532)

  Accumulation unit value:
    Beginning of period                            $    16.73    $    13.86           N/A           N/A
    End of period                                  $    22.40    $    16.73           N/A           N/A
  Accumulation units outstanding
  at the end of period                                 84,287        51,059           N/A           N/A

JNL/MCM Communications Sector
Division(522)

  Accumulation unit value:
    Beginning of period                            $     4.38    $     4.09           N/A           N/A
    End of period                                  $     4.33    $     4.38           N/A           N/A
  Accumulation units outstanding
  at the end of period                                 89,261        66,431           N/A           N/A

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/MCM  S&P(R) 10 Division(117)

  Accumulation unit value:
    Beginning of period                            $     9.58    $     8.32    $     7.15    $     9.68
    End of period                                  $    12.87    $     9.58    $     8.32    $     7.15
  Accumulation units outstanding
  at the end of period                                765,266       557,046        66,989         5,320

JNL/AIM Premier Equity II Division(264)

  Accumulation unit value:
    Beginning of period                                   N/A    $     9.28    $     7.73    $    10.32
    End of period                                         N/A    $     9.06    $     9.28    $     7.73
  Accumulation units outstanding
  at the end of period                                    N/A             -         6,056         1,326

JNL/AIM Small Cap Growth Division(264)

  Accumulation unit value:
    Beginning of period                            $    11.65    $    11.14    $     8.22    $    10.98
    End of period                                  $    12.36    $    11.65    $    11.14    $     8.22
  Accumulation units outstanding
  at the end of period                                 23,165        22,101         9,086           741

JNL/AIM Large Cap Growth Division(114)

  Accumulation unit value:
    Beginning of period                            $    10.92    $    10.14    $     7.97    $     9.81
    End of period                                  $    11.46    $    10.92    $    10.14    $     7.97
  Accumulation units outstanding
  at the end of period                                 57,682        54,913         9,308         2,644

JNL/AIM Real Estate Division(839)

  Accumulation unit value:
    Beginning of period                            $    10.26           N/A           N/A           N/A
    End of period                                  $    11.53           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                 15,243           N/A           N/A           N/A

JNL/Goldman Sachs Mid Cap Value
Division(850)

  Accumulation unit value:
    Beginning of period                            $    10.65           N/A           N/A           N/A
    End of period                                  $    11.23           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                 15,391           N/A           N/A           N/A

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/Franklin Templeton Small Cap
Value Division(850)

  Accumulation unit value:
    Beginning of period                            $    10.55           N/A           N/A           N/A
    End of period                                  $    10.87           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                  4,047           N/A           N/A           N/A

JNL/MCM Nasdaq 15 Division(691)

  Accumulation unit value:
    Beginning of period                            $    10.81    $     9.85           N/A           N/A
    End of period                                  $    10.48    $    10.81           N/A           N/A
  Accumulation units outstanding
  at the end of period                                  5,303         2,067           N/A           N/A

JNL/MCM Value Line 25 Division(691)

  Accumulation unit value:
    Beginning of period                            $    11.41    $     9.74           N/A           N/A
    End of period                                  $    15.50    $    11.41           N/A           N/A
  Accumulation units outstanding
  at the end of period                                156,248        14,922           N/A           N/A

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                            $    10.89    $     9.87           N/A           N/A
    End of period                                  $    11.79    $    10.89           N/A           N/A
  Accumulation units outstanding
  at the end of period                                524,998        93,863           N/A           N/A

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                            $    11.06    $    10.13           N/A           N/A
    End of period                                  $    11.88    $    11.06           N/A           N/A
  Accumulation units outstanding
  at the end of period                                177,899        73,046           N/A           N/A

JNL/S&P Managed Moderate Division(698)

  Accumulation unit value:
    Beginning of period                            $    10.49    $    10.17           N/A           N/A
    End of period                                  $    10.77    $    10.49           N/A           N/A
  Accumulation units outstanding
  at the end of period                                 60,069         1,666           N/A           N/A

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/S&P Managed Conservative Division(698)

  Accumulation unit value:
    Beginning of period                            $    10.30    $    10.13           N/A           N/A
    End of period                                  $    10.45    $    10.30           N/A           N/A
  Accumulation units outstanding
  at the end of period                                 37,882         2,185           N/A           N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.17%

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(446)

  Accumulation unit value:
    Beginning of period                            $     7.97    $     7.32    $     6.93           N/A
    End of period                                  $     8.13    $     7.97    $     7.32           N/A
  Accumulation units outstanding
  at the end of period                                    733           733           734           N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                   N/A           N/A           N/A           N/A
    End of period                                         N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A           N/A           N/A           N/A

JNL/Select Large Cap Growth Division(384)

  Accumulation unit value:
    Beginning of period                            $    24.25    $    22.19    $    19.18           N/A
    End of period                                  $    24.84    $    24.25    $    22.19           N/A
  Accumulation units outstanding
  at the end of period                                  1,902         1,902           847           N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                   N/A           N/A           N/A           N/A
    End of period                                         N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A           N/A           N/A           N/A

JNL/Select Balanced Division(419)

  Accumulation unit value:
    Beginning of period                            $    21.38    $    19.71    $    18.13           N/A
    End of period                                  $    22.03    $    21.38    $    19.71           N/A
  Accumulation units outstanding
  at the end of period                                  7,562         9,107         4,034           N/A

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                   N/A           N/A           N/A           N/A
    End of period                                         N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A           N/A           N/A           N/A

JNL/Putnam Value Equity Division(89)

  Accumulation unit value:
    Beginning of period                            $    18.41    $    17.14    $    14.06    $    17.65
    End of period                                  $    18.90    $    18.41    $    17.14    $    14.06
  Accumulation units outstanding
  at the end of period                                  2,659         2,659         1,257             -

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                   N/A           N/A           N/A           N/A
    End of period                                         N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A           N/A           N/A           N/A

JNL/PPM America High Yield Bond
Division(419)

  Accumulation unit value:
    Beginning of period                                   N/A    $    14.50    $    13.84           N/A
    End of period                                         N/A    $    14.91    $    14.50           N/A
  Accumulation units outstanding
  at the end of period                                    N/A             -           215           N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(65)

  Accumulation unit value:
    Beginning of period                            $    14.47    $    14.24    $    14.38    $    13.33
    End of period                                  $    14.49    $    14.47    $    14.24    $    14.38
  Accumulation units outstanding
  at the end of period                                      -             -             -             -

JNL/Salomon Brothers Strategic
Bond Division(446)

  Accumulation unit value:
    Beginning of period                            $    17.30    $    16.53    $    16.21           N/A
    End of period                                  $    17.37    $    17.30    $    16.53           N/A
  Accumulation units outstanding
  at the end of period                                    103           104           104           N/A

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/T. Rowe Price Established
Growth Division(77)

  Accumulation unit value:
    Beginning of period                            $    23.95    $    22.27    $    17.43    $    23.16
    End of period                                  $    24.86    $    23.95    $    22.27    $    17.43
  Accumulation units outstanding
  at the end of period                                    170           158           144             -

JNL/T. Rowe Price Mid-Cap Growth
Division(77)

  Accumulation unit value:
    Beginning of period                            $    31.08    $    26.91    $    19.84    $    26.30
    End of period                                  $    34.70    $    31.08    $    26.91    $    19.84
  Accumulation units outstanding
  at the end of period                                  1,013           850           411             -

JNL/JPMorgan International Equity
Division(384)

  Accumulation unit value:
    Beginning of period                            $    12.52    $    11.00    $     9.22           N/A
    End of period                                  $    13.56    $    12.52    $    11.00           N/A
  Accumulation units outstanding
  at the end of period                                  4,273         4,273         2,096           N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                   N/A           N/A           N/A           N/A
    End of period                                         N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A           N/A           N/A           N/A

JNL/Eagle Core Equity Division(92)

  Accumulation unit value:
    Beginning of period                            $    16.13    $    15.50    $    12.72    $    16.11
    End of period                                  $    16.31    $    16.13    $    15.50    $    12.72
  Accumulation units outstanding
  at the end of period                                      -             -             -             -

JNL/Eagle SmallCap Equity Division(93)

  Accumulation unit value:
    Beginning of period                            $    18.36    $    15.79    $    11.53    $    16.23
    End of period                                  $    18.42    $    18.36    $    15.79    $    11.53
  Accumulation units outstanding
  at the end of period                                      -             -             -             -

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/S&P Managed Moderate Growth
Division(62)

  Accumulation unit value:
    Beginning of period                            $    11.97    $    11.16    $     9.69    $    10.64
    End of period                                  $    12.46    $    11.97    $    11.16    $     9.69
  Accumulation units outstanding
  at the end of period                                  1,463         1,463             -             -

JNL/S&P Managed Growth Division(73)

  Accumulation unit value:
    Beginning of period                            $    12.26    $    11.24    $     9.44    $    11.12
    End of period                                  $    12.89    $    12.26    $    11.24    $     9.44
  Accumulation units outstanding
  at the end of period                                    909            67            41             -

JNL/S&P Managed Aggressive Growth
Division(99)

  Accumulation unit value:
    Beginning of period                            $    12.04    $    10.92    $     8.80    $    10.91
    End of period                                  $    12.78    $    12.04    $    10.92    $     8.80
  Accumulation units outstanding
  at the end of period                                  5,976         5,976         1,750             -

JNL/S&P Very Aggressive Growth
Division I(99)

  Accumulation unit value:
    Beginning of period                                   N/A    $    10.54    $     8.25    $    10.68
    End of period                                         N/A    $    10.72    $    10.54    $     8.25
  Accumulation units outstanding
  at the end of period                                    N/A             -           169             -

JNL/S&P Equity Growth Division I(99)

  Accumulation unit value:
    Beginning of period                                   N/A    $     9.84    $     7.76    $    10.08
    End of period                                         N/A    $     9.97    $     9.84    $     7.76
  Accumulation units outstanding
  at the end of period                                    N/A             -         1,907             -

JNL/S&P Equity Aggressive Growth
Division I(99)

  Accumulation unit value:
    Beginning of period                                   N/A    $    10.06    $     7.92    $    10.26
    End of period                                         N/A    $    10.23    $    10.06    $     7.92
  Accumulation units outstanding
  at the end of period                                    N/A             -             -             -

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/MCM S&P 500 Index Division(68)

  Accumulation unit value:
    Beginning of period                            $    10.28    $     9.54    $     7.63    $    10.18
    End of period                                  $    10.50    $    10.28    $     9.54    $     7.63
  Accumulation units outstanding
  at the end of period                                  7,355         6,378         6,137             -

JNL/MCM S&P 400 MidCap Index Division(400)

  Accumulation unit value:
    Beginning of period                            $    12.57    $    11.10    $     9.98           N/A
    End of period                                  $    13.78    $    12.57    $    11.10           N/A
  Accumulation units outstanding
  at the end of period                                  1,920         1,998         2,001           N/A

JNL/Alliance Capital Growth Division(89)

  Accumulation unit value:
    Beginning of period                            $     9.42    $     9.06    $     7.45    $    10.17
    End of period                                  $     8.55    $     9.42    $     9.06    $     7.45
  Accumulation units outstanding
  at the end of period                                      -             -             -             -

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                                   N/A           N/A           N/A           N/A
    End of period                                         N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A           N/A           N/A           N/A

JNL/PIMCO Total Return Bond Division(65)

  Accumulation unit value:
    Beginning of period                            $    13.25    $    12.97    $    12.65    $    12.09
    End of period                                  $    13.27    $    13.25    $    12.97    $    12.65
  Accumulation units outstanding
  at the end of period                                  3,111         3,117         1,859             -

JNL/MCM Small Cap Index Division(68)

  Accumulation unit value:
    Beginning of period                            $    12.89    $    11.21    $     7.86    $    10.24
    End of period                                  $    13.14    $    12.89    $    11.21    $     7.86
  Accumulation units outstanding
  at the end of period                                  2,349         1,986         1,979             -

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/MCM International Index Division(400)

  Accumulation unit value:
    Beginning of period                            $    13.29    $    11.37    $     9.53           N/A
    End of period                                  $    14.74    $    13.29    $    11.37           N/A
  Accumulation units outstanding
  at the end of period                                  3,306         1,558         1,596           N/A

JNL/Lazard Small Cap Value Division(77)

  Accumulation unit value:
    Beginning of period                            $    13.88    $    12.30    $     9.05    $    11.96
    End of period                                  $    14.22    $    13.88    $    12.30    $     9.05
  Accumulation units outstanding
  at the end of period                                  2,023         2,023         1,060             -

JNL/Lazard Mid Cap Value Division(89)

  Accumulation unit value:
    Beginning of period                            $    16.36    $    13.40    $    10.63    $    12.97
    End of period                                  $    17.42    $    16.36    $    13.40    $    10.63
  Accumulation units outstanding
  at the end of period                                      -             -             -             -

JNL/MCM Bond Index Division(68)

  Accumulation unit value:
    Beginning of period                            $    10.86    $    10.71    $    10.63    $     9.95
    End of period                                  $    10.83    $    10.86    $    10.71    $    10.63
  Accumulation units outstanding
  at the end of period                                    944           845           786             -

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                   N/A           N/A           N/A           N/A
    End of period                                         N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A           N/A           N/A           N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                            $    12.41    $    12.09           N/A           N/A
    End of period                                  $    12.35    $    12.41           N/A           N/A
  Accumulation units outstanding
  at the end of period                                    265           265           N/A           N/A

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/S&P Core Index 50 Division(446)

  Accumulation unit value:
    Beginning of period                                   N/A    $     9.84    $     9.40           N/A
    End of period                                         N/A    $     9.98    $     9.84           N/A
  Accumulation units outstanding
  at the end of period                                    N/A             -           180           N/A

JNL/S&P Core Index 75 Division(104)

  Accumulation unit value:
    Beginning of period                                   N/A    $    10.00    $     8.08    $     9.56
    End of period                                         N/A    $    10.16    $    10.00    $     8.08
  Accumulation units outstanding
  at the end of period                                    N/A             -             -             -

JNL/MCM Dow(SM) 10 Division(93)

  Accumulation unit value:
    Beginning of period                            $     9.23    $     9.17    $     7.45    $     8.92
    End of period                                  $     8.52    $     9.23    $     9.17    $     7.45
  Accumulation units outstanding
  at the end of period                                 16,366        14,365         7,111             -

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                   N/A           N/A           N/A           N/A
    End of period                                         N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A           N/A           N/A           N/A

JNL/T. Rowe Price Value Division(89)

  Accumulation unit value:
    Beginning of period                            $    12.75    $    11.31    $     8.90    $    11.22
    End of period                                  $    13.25    $    12.75    $    11.31    $     8.90
  Accumulation units outstanding
  at the end of period                                  1,802           249           249             -

JNL/FMR Balanced Division(89)

  Accumulation unit value:
    Beginning of period                            $     9.83    $     9.19    $     8.25    $     9.06
    End of period                                  $    10.59    $     9.83    $     9.19    $     8.25
  Accumulation units outstanding
  at the end of period                                  6,530         2,446         2,446             -

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/Oppenheimer Global Growth
Division(92)

  Accumulation unit value:
    Beginning of period                            $    11.02    $     9.55    $     6.94    $     8.99
    End of period                                  $    12.27    $    11.02    $     9.55    $     6.94
  Accumulation units outstanding
  at the end of period                                    299           299           299             -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                   N/A           N/A           N/A           N/A
    End of period                                         N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A           N/A           N/A           N/A

JNL/Select Value Division(463)

  Accumulation unit value:
    Beginning of period                            $    16.16    $    14.39    $    13.62           N/A
    End of period                                  $    17.11    $    16.16    $    14.39           N/A
  Accumulation units outstanding
  at the end of period                                    338           327           176           N/A

JNL/MCM Global 15 Division(412)

  Accumulation unit value:
    Beginning of period                            $    11.33    $     9.04    $     8.60           N/A
    End of period                                  $    12.21    $    11.33    $     9.04           N/A
  Accumulation units outstanding
  at the end of period                                  8,462         8,736         3,985           N/A

JNL/MCM 25 Division(412)

  Accumulation unit value:
    Beginning of period                            $    11.51    $     9.65    $     8.32           N/A
    End of period                                  $    10.94    $    11.51    $     9.65           N/A
  Accumulation units outstanding
  at the end of period                                  7,426         7,192         4,203           N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                   N/A           N/A           N/A           N/A
    End of period                                         N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A           N/A           N/A           N/A

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/MCM Select Small-Cap Division(412)

  Accumulation unit value:
    Beginning of period                            $    17.71    $    16.07    $    14.72           N/A
    End of period                                  $    18.88    $    17.71    $    16.07           N/A
  Accumulation units outstanding
  at the end of period                                  3,501         3,392         2,322           N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                   N/A           N/A           N/A           N/A
    End of period                                         N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A           N/A           N/A           N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                   N/A           N/A           N/A           N/A
    End of period                                         N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A           N/A           N/A           N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                   N/A           N/A           N/A           N/A
    End of period                                         N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A           N/A           N/A           N/A

JNL/MCM Oil & Gas Sector Division(564)

  Accumulation unit value:
    Beginning of period                            $    16.72    $    13.97           N/A           N/A
    End of period                                  $    22.39    $    16.72           N/A           N/A
  Accumulation units outstanding
  at the end of period                                  1,008           776           N/A           N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                   N/A           N/A           N/A           N/A
    End of period                                         N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A           N/A           N/A           N/A

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/MCM  S&P(R) 10 Division(412)

  Accumulation unit value:
    Beginning of period                            $     9.58    $     8.32    $     7.59           N/A
    End of period                                  $    12.87    $     9.58    $     8.32           N/A
  Accumulation units outstanding
  at the end of period                                  8,565         8,625         4,921           N/A

JNL/AIM Premier Equity II Division(77)

  Accumulation unit value:
    Beginning of period                                   N/A    $     9.28    $     7.73    $    10.96
    End of period                                         N/A    $     9.05    $     9.28    $     7.73
  Accumulation units outstanding
  at the end of period                                    N/A             -             -             -

JNL/AIM Small Cap Growth Division(89)

  Accumulation unit value:
    Beginning of period                            $    11.64    $    11.13    $     8.22    $    10.98
    End of period                                  $    12.35    $    11.64    $    11.13    $     8.22
  Accumulation units outstanding
  at the end of period                                      -             -             -             -

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                            $    10.05           N/A           N/A           N/A
    End of period                                  $    11.45           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                  1,880           N/A           N/A           N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                   N/A           N/A           N/A           N/A
    End of period                                         N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A           N/A           N/A           N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                                   N/A           N/A           N/A           N/A
    End of period                                         N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A           N/A           N/A           N/A

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                                   N/A           N/A           N/A           N/A
    End of period                                         N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A           N/A           N/A           N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                   N/A           N/A           N/A           N/A
    End of period                                         N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A           N/A           N/A           N/A

JNL/MCM Value Line 25 Division(691)

  Accumulation unit value:
    Beginning of period                            $    11.41    $     9.74           N/A           N/A
    End of period                                  $    15.50    $    11.41           N/A           N/A
  Accumulation units outstanding
  at the end of period                                  4,872         3,040           N/A           N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                            $    11.02           N/A           N/A           N/A
    End of period                                  $    11.79           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                  2,696           N/A           N/A           N/A

JNL/MCM VIP Division(691)

  Accumulation unit value:
    Beginning of period                            $    11.06    $     9.88           N/A           N/A
    End of period                                  $    11.88    $    11.06           N/A           N/A
  Accumulation units outstanding
  at the end of period                                  4,857         5,302           N/A           N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                   N/A           N/A           N/A           N/A
    End of period                                         N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A           N/A           N/A           N/A

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                   N/A           N/A           N/A           N/A
    End of period                                         N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A           N/A           N/A           N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.195%

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(268)

  Accumulation unit value:
    Beginning of period                            $     7.96    $     7.31    $     5.38           N/A
    End of period                                  $     8.12    $     7.96    $     7.31           N/A
  Accumulation units outstanding
  at the end of period                                  4,125         3,850         4,070           N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                   N/A           N/A           N/A           N/A
    End of period                                         N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A           N/A           N/A           N/A

JNL/Select Large Cap Growth Division(493)

  Accumulation unit value:
    Beginning of period                            $    24.19    $    22.73           N/A           N/A
    End of period                                  $    24.77    $    24.19           N/A           N/A
  Accumulation units outstanding
  at the end of period                                  3,758         2,020           N/A           N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                   N/A           N/A           N/A           N/A
    End of period                                         N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A           N/A           N/A           N/A

JNL/Select Balanced Division(335)

  Accumulation unit value:
    Beginning of period                            $    21.33    $    19.66    $    17.62           N/A
    End of period                                  $    21.97    $    21.33    $    19.66           N/A
  Accumulation units outstanding
  at the end of period                                  7,477         5,560           424           N/A

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/Putnam Equity Division(653)

  Accumulation unit value:
    Beginning of period                            $    18.70    $    16.66           N/A           N/A
    End of period                                  $    19.90    $    18.70           N/A           N/A
  Accumulation units outstanding
  at the end of period                                    915         3,248           N/A           N/A

JNL/Putnam Value Equity Division(526)

  Accumulation unit value:
    Beginning of period                            $    18.38    $    17.78           N/A           N/A
    End of period                                  $    18.87    $    18.38           N/A           N/A
  Accumulation units outstanding
  at the end of period                                    831           832           N/A           N/A

JNL/Select Money Market Division(467)

  Accumulation unit value:
    Beginning of period                            $    11.33    $    11.49    $    11.51           N/A
    End of period                                  $    11.39    $    11.33    $    11.49           N/A
  Accumulation units outstanding
  at the end of period                                 30,172         2,097           655           N/A

JNL/PPM America High Yield Bond
Division(291)

  Accumulation unit value:
    Beginning of period                                   N/A    $    14.47    $    12.87           N/A
    End of period                                         N/A    $    14.88    $    14.47           N/A
  Accumulation units outstanding
  at the end of period                                    N/A             -         2,646           N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(305)

  Accumulation unit value:
    Beginning of period                            $    14.43    $    14.21    $    14.39           N/A
    End of period                                  $    14.45    $    14.43    $    14.21           N/A
  Accumulation units outstanding
  at the end of period                                  1,687         1,822         1,388           N/A

JNL/Salomon Brothers Strategic
Bond Division(462)

  Accumulation unit value:
    Beginning of period                            $    17.26    $    16.50    $    16.30           N/A
    End of period                                  $    17.32    $    17.26    $    16.50           N/A
  Accumulation units outstanding
  at the end of period                                  9,992         6,786         1,175           N/A

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/T. Rowe Price Established
Growth Division(450)

  Accumulation unit value:
    Beginning of period                            $    23.89    $    22.22    $    20.98           N/A
    End of period                                  $    24.79    $    23.89    $    22.22           N/A
  Accumulation units outstanding
  at the end of period                                  4,042         3,376           850           N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(268)

  Accumulation unit value:
    Beginning of period                            $    31.01    $    26.85    $    18.26           N/A
    End of period                                  $    34.61    $    31.01    $    26.85           N/A
  Accumulation units outstanding
  at the end of period                                  5,290         5,583         2,004           N/A

JNL/JPMorgan International Equity
Division(450)

  Accumulation unit value:
    Beginning of period                            $    12.49    $    10.97    $    10.11           N/A
    End of period                                  $    13.52    $    12.49    $    10.97           N/A
  Accumulation units outstanding
  at the end of period                                  3,038         2,910           202           N/A

JNL/Alger Growth Division(462)

  Accumulation unit value:
    Beginning of period                            $    16.22    $    15.79    $    15.17           N/A
    End of period                                  $    17.82    $    16.22    $    15.79           N/A
  Accumulation units outstanding
  at the end of period                                  1,041         1,099           734           N/A

JNL/Eagle Core Equity Division(462)

  Accumulation unit value:
    Beginning of period                            $    16.09    $    15.47    $    14.73           N/A
    End of period                                  $    16.27    $    16.09    $    15.47           N/A
  Accumulation units outstanding
  at the end of period                                  1,593         1,532           754           N/A

JNL/Eagle SmallCap Equity Division(415)

  Accumulation unit value:
    Beginning of period                            $    18.32    $    15.77    $    15.22           N/A
    End of period                                  $    18.38    $    18.32    $    15.77           N/A
  Accumulation units outstanding
  at the end of period                                    922         1,519           670           N/A

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/S&P Managed Moderate Growth
Division(318)

  Accumulation unit value:
    Beginning of period                            $    11.95    $    11.15    $     9.92           N/A
    End of period                                  $    12.44    $    11.95    $    11.15           N/A
  Accumulation units outstanding
  at the end of period                                 60,583        55,588        25,521           N/A

JNL/S&P Managed Growth Division(283)

  Accumulation unit value:
    Beginning of period                            $    12.24    $    11.23    $     9.06           N/A
    End of period                                  $    12.86    $    12.24    $    11.23           N/A
  Accumulation units outstanding
  at the end of period                                156,828       153,479        35,824           N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                            $    12.02    $    11.06           N/A           N/A
    End of period                                  $    12.75    $    12.02           N/A           N/A
  Accumulation units outstanding
  at the end of period                                 54,299        55,319           N/A           N/A

JNL/S&P Very Aggressive Growth
Division I(420)

  Accumulation unit value:
    Beginning of period                                   N/A    $    10.52    $     9.50           N/A
    End of period                                         N/A    $    10.71    $    10.52           N/A
  Accumulation units outstanding
  at the end of period                                    N/A             -        33,582           N/A

JNL/S&P Equity Growth Division I(467)

  Accumulation unit value:
    Beginning of period                                   N/A    $     9.83    $     9.47           N/A
    End of period                                         N/A    $     9.96    $     9.83           N/A
  Accumulation units outstanding
  at the end of period                                    N/A             -         2,648           N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                                   N/A           N/A           N/A           N/A
    End of period                                         N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A           N/A           N/A           N/A

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/MCM S&P 500 Index Division(289)

  Accumulation unit value:
    Beginning of period                            $    10.27    $     9.54    $     7.47           N/A
    End of period                                  $    10.49    $    10.27    $     9.54           N/A
  Accumulation units outstanding
  at the end of period                                 29,589        29,523        20,093           N/A

JNL/MCM S&P 400 MidCap Index Division(290)

  Accumulation unit value:
    Beginning of period                            $    12.56    $    11.09    $     8.05           N/A
    End of period                                  $    13.76    $    12.56    $    11.09           N/A
  Accumulation units outstanding
  at the end of period                                 10,025        14,269         4,881           N/A

JNL/Alliance Capital Growth Division(450)

  Accumulation unit value:
    Beginning of period                            $     9.41    $     9.04    $     8.83           N/A
    End of period                                  $     8.53    $     9.41    $     9.04           N/A
  Accumulation units outstanding
  at the end of period                                      -         6,429           231           N/A

JNL/JPMorgan International Value
Division(290)

  Accumulation unit value:
    Beginning of period                            $     9.91    $     8.27    $     5.50           N/A
    End of period                                  $    11.50    $     9.91    $     8.27           N/A
  Accumulation units outstanding
  at the end of period                                  2,299           251           755           N/A

JNL/PIMCO Total Return Bond Division(283)

  Accumulation unit value:
    Beginning of period                            $    13.23    $    12.95    $    12.88           N/A
    End of period                                  $    13.24    $    13.23    $    12.95           N/A
  Accumulation units outstanding
  at the end of period                                 38,700        36,555        10,258           N/A

JNL/MCM Small Cap Index Division(268)

  Accumulation unit value:
    Beginning of period                            $    12.88    $    11.21    $     7.26           N/A
    End of period                                  $    13.13    $    12.88    $    11.21           N/A
  Accumulation units outstanding
  at the end of period                                 10,418        14,755         5,988           N/A

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/MCM International Index Division(290)

  Accumulation unit value:
    Beginning of period                            $    13.28    $    11.36    $     7.81           N/A
    End of period                                  $    14.73    $    13.28    $    11.36           N/A
  Accumulation units outstanding
  at the end of period                                  7,068         5,193         1,992           N/A

JNL/Lazard Small Cap Value Division(290)

  Accumulation unit value:
    Beginning of period                            $    13.86    $    12.28    $     8.65           N/A
    End of period                                  $    14.19    $    13.86    $    12.28           N/A
  Accumulation units outstanding
  at the end of period                                  5,633         5,741         1,237           N/A

JNL/Lazard Mid Cap Value Division(290)

  Accumulation unit value:
    Beginning of period                            $    16.33    $    13.38    $    10.29           N/A
    End of period                                  $    17.38    $    16.33    $    13.38           N/A
  Accumulation units outstanding
  at the end of period                                  9,013         6,645         1,136           N/A

JNL/MCM Bond Index Division(386)

  Accumulation unit value:
    Beginning of period                            $    10.86    $    10.71    $    10.57           N/A
    End of period                                  $    10.82    $    10.86    $    10.71           N/A
  Accumulation units outstanding
  at the end of period                                  8,166         6,662         5,624           N/A

JNL/S&P Core Index 100 Division(294)

  Accumulation unit value:
    Beginning of period                                   N/A    $    10.13    $     8.31           N/A
    End of period                                         N/A    $    10.26    $    10.13           N/A
  Accumulation units outstanding
  at the end of period                                    N/A             -         7,199           N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                            $    12.39    $    12.07           N/A           N/A
    End of period                                  $    12.33    $    12.39           N/A           N/A
  Accumulation units outstanding
  at the end of period                                 12,403        10,075           N/A           N/A

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/S&P Core Index 50 Division(294)

  Accumulation unit value:
    Beginning of period                                   N/A    $     9.83    $     7.46           N/A
    End of period                                         N/A    $     9.97    $     9.83           N/A
  Accumulation units outstanding
  at the end of period                                    N/A             -         7,983           N/A

JNL/S&P Core Index 75 Division(294)

  Accumulation unit value:
    Beginning of period                                   N/A    $    10.00    $     7.89           N/A
    End of period                                         N/A    $    10.15    $    10.00           N/A
  Accumulation units outstanding
  at the end of period                                    N/A             -         7,565           N/A

JNL/MCM Dow(SM) 10 Division(289)

  Accumulation unit value:
    Beginning of period                            $     9.22    $     9.16    $     6.70           N/A
    End of period                                  $     8.51    $     9.22    $     9.16           N/A
  Accumulation units outstanding
  at the end of period                                 39,369        29,707        32,009           N/A

JNL/Putnam Midcap Growth Division(290)

  Accumulation unit value:
    Beginning of period                            $     7.30    $     6.29    $     4.85           N/A
    End of period                                  $     8.01    $     7.30    $     6.29           N/A
  Accumulation units outstanding
  at the end of period                                  3,594         2,500           585           N/A

JNL/T. Rowe Price Value Division(290)

  Accumulation unit value:
    Beginning of period                            $    12.74    $    11.30    $     8.37           N/A
    End of period                                  $    13.23    $    12.74    $    11.30           N/A
  Accumulation units outstanding
  at the end of period                                 11,539        10,644         3,396           N/A

JNL/FMR Balanced Division(268)

  Accumulation unit value:
    Beginning of period                            $     9.82    $     9.18    $     7.94           N/A
    End of period                                  $    10.58    $     9.82    $     9.18           N/A
  Accumulation units outstanding
  at the end of period                                  2,907         2,159         2,425           N/A

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/Oppenheimer Global Growth
Division(462)

  Accumulation unit value:
    Beginning of period                            $    11.01    $     9.54    $     8.89           N/A
    End of period                                  $    12.25    $    11.01    $     9.54           N/A
  Accumulation units outstanding
  at the end of period                                  8,569         4,160         1,011           N/A

JNL/Oppenheimer Growth Division(450)

  Accumulation unit value:
    Beginning of period                            $     7.97    $     7.82    $     7.73           N/A
    End of period                                  $     8.51    $     7.97    $     7.82           N/A
  Accumulation units outstanding
  at the end of period                                    291           310           330           N/A

JNL/Select Value Division(462)

  Accumulation unit value:
    Beginning of period                            $    16.15    $    14.39    $    13.53           N/A
    End of period                                  $    17.09    $    16.15    $    14.39           N/A
  Accumulation units outstanding
  at the end of period                                  4,749         4,151           820           N/A

JNL/MCM Global 15 Division(384)

  Accumulation unit value:
    Beginning of period                            $    11.31    $     9.03    $     7.70           N/A
    End of period                                  $    12.19    $    11.31    $     9.03           N/A
  Accumulation units outstanding
  at the end of period                                 25,778        22,226        18,197           N/A

JNL/MCM 25 Division(290)

  Accumulation unit value:
    Beginning of period                            $    11.50    $     9.64    $     6.84           N/A
    End of period                                  $    10.92    $    11.50    $     9.64           N/A
  Accumulation units outstanding
  at the end of period                                 21,773        28,233        22,999           N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                   N/A           N/A           N/A           N/A
    End of period                                         N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A           N/A           N/A           N/A

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/MCM Select Small-Cap Division(289)

  Accumulation unit value:
    Beginning of period                            $    17.68    $    16.06    $    10.82           N/A
    End of period                                  $    18.85    $    17.68    $    16.06           N/A
  Accumulation units outstanding
  at the end of period                                 13,341        13,596        11,696           N/A

JNL/MCM Technology Sector Division(699)

  Accumulation unit value:
    Beginning of period                            $     5.50    $     5.25           N/A           N/A
    End of period                                  $     5.51    $     5.50           N/A           N/A
  Accumulation units outstanding
  at the end of period                                  1,105           567           N/A           N/A

JNL/MCM Healthcare Sector Division(699)

  Accumulation unit value:
    Beginning of period                            $    10.34    $     9.82           N/A           N/A
    End of period                                  $    10.89    $    10.34           N/A           N/A
  Accumulation units outstanding
  at the end of period                                  1,139           306           N/A           N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                            $    11.09           N/A           N/A           N/A
    End of period                                  $    12.08           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                    364           N/A           N/A           N/A

JNL/MCM Oil & Gas Sector Division(683)

  Accumulation unit value:
    Beginning of period                            $    16.70    $    15.99           N/A           N/A
    End of period                                  $    22.35    $    16.70           N/A           N/A
  Accumulation units outstanding
  at the end of period                                  4,748         3,042           N/A           N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                   N/A           N/A           N/A           N/A
    End of period                                         N/A           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A           N/A           N/A           N/A

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/MCM  S&P(R) 10 Division(289)

  Accumulation unit value:
    Beginning of period                            $     9.56    $     8.31    $     6.81           N/A
    End of period                                  $    12.84    $     9.56    $     8.31           N/A
  Accumulation units outstanding
  at the end of period                                 30,037        32,052        24,543           N/A

JNL/AIM Premier Equity II Division(290)

  Accumulation unit value:
    Beginning of period                                   N/A    $     9.27    $     7.50           N/A
    End of period                                         N/A    $     9.05    $     9.27           N/A
  Accumulation units outstanding
  at the end of period                                    N/A             -           406           N/A

JNL/AIM Small Cap Growth Division(593)

  Accumulation unit value:
    Beginning of period                            $    11.63    $    11.02           N/A           N/A
    End of period                                  $    12.34    $    11.63           N/A           N/A
  Accumulation units outstanding
  at the end of period                                  2,268         1,973           N/A           N/A

JNL/AIM Large Cap Growth Division(462)

  Accumulation unit value:
    Beginning of period                            $    10.91    $    10.14    $     9.96           N/A
    End of period                                  $    11.44    $    10.91    $    10.14           N/A
  Accumulation units outstanding
  at the end of period                                  6,743         5,348         1,674           N/A

JNL/AIM Real Estate Division(919)

  Accumulation unit value:
    Beginning of period                            $    10.91           N/A           N/A           N/A
    End of period                                  $    11.53           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                    730           N/A           N/A           N/A

JNL/Goldman Sachs Mid Cap Value
Division(894)

  Accumulation unit value:
    Beginning of period                            $    10.92           N/A           N/A           N/A
    End of period                                  $    11.23           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                  2,020           N/A           N/A           N/A

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/Franklin Templeton Small Cap
Value Division(848)

  Accumulation unit value:
    Beginning of period                            $    10.46           N/A           N/A           N/A
    End of period                                  $    10.87           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                  1,547           N/A           N/A           N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                            $     9.14           N/A           N/A           N/A
    End of period                                  $    10.47           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                  6,483           N/A           N/A           N/A

JNL/MCM Value Line 25 Division(706)

  Accumulation unit value:
    Beginning of period                            $    11.41    $    10.68           N/A           N/A
    End of period                                  $    15.49    $    11.41           N/A           N/A
  Accumulation units outstanding
  at the end of period                                 18,276           344           N/A           N/A

JNL/MCM JNL 5 Division(706)

  Accumulation unit value:
    Beginning of period                            $    10.89    $    10.35           N/A           N/A
    End of period                                  $    11.79    $    10.89           N/A           N/A
  Accumulation units outstanding
  at the end of period                                 54,981         1,419           N/A           N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                            $    10.42           N/A           N/A           N/A
    End of period                                  $    11.88           N/A           N/A           N/A
  Accumulation units outstanding
  at the end of period                                  2,683           N/A           N/A           N/A

JNL/S&P Managed Moderate Division(711)

  Accumulation unit value:
    Beginning of period                            $    10.48    $    10.27           N/A           N/A
    End of period                                  $    10.77    $    10.48           N/A           N/A
  Accumulation units outstanding
  at the end of period                                 31,546         4,982           N/A           N/A

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/S&P Managed Conservative Division(711)

  Accumulation unit value:
    Beginning of period                            $    10.30    $    10.17           N/A           N/A
    End of period                                  $    10.45    $    10.30           N/A           N/A
  Accumulation units outstanding
  at the end of period                                 14,379         5,030           N/A           N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.20%

INVESTMENT DIVISIONS                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      2005          2004          2003          2002
                                                  -----------   ------------  -----------   -----------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(420)

  Accumulation unit value:
    Beginning of period                            $     7.96    $     7.31    $     6.55           N/A
    End of period                                  $     8.12    $     7.96    $     7.31           N/A
  Accumulation units outstanding
  at the end of period                                 10,360         2,127         1,174           N/A

JNL/FMR Capital Growth Division(469)

  Accumulation unit value:
    Beginning of period                            $    19.45    $    16.85    $    16.39           N/A
    End of period                                  $    20.20    $    19.45    $    16.85           N/A
  Accumulation units outstanding
  at the end of period                                  1,631         2,465           180           N/A

JNL/Select Large Cap Growth Division(441)

  Accumulation unit value:
    Beginning of period                            $    24.18    $    22.13    $    20.61           N/A
    End of period                                  $    24.76    $    24.18    $    22.13           N/A
  Accumulation units outstanding
  at the end of period                                  9,370         1,777            67           N/A

JNL/Select Global Growth Division(707)

  Accumulation unit value:
    Beginning of period                            $    21.49    $    21.02           N/A           N/A
    End of period                                  $    21.42    $    21.49           N/A           N/A
  Accumulation units outstanding
  at the end of period                                  1,887         1,033           N/A           N/A

JNL/Select Balanced Division(420)

  Accumulation unit value:
    Beginning of period                            $    21.32    $    19.66    $    18.15           N/A
    End of period                                  $    21.96    $    21.32    $    19.66           N/A
  Accumulation units outstanding
  at the end of period                                 43,383        11,704         1,567           N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                      $      18.56            N/A            N/A            N/A
    End of period                            $      19.89            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                              2,346            N/A            N/A            N/A

JNL/Putnam Value Equity Division(398)

  Accumulation unit value:
    Beginning of period                      $      18.36   $      17.10   $      15.40            N/A
    End of period                            $      18.84   $      18.36   $      17.10            N/A
  Accumulation units outstanding
  at the end of period                              5,908          2,424            358            N/A

JNL/Select Money Market Division(334)

  Accumulation unit value:
    Beginning of period                      $      11.33   $      11.49   $      11.62            N/A
    End of period                            $      11.38   $      11.33   $      11.49            N/A
  Accumulation units outstanding
  at the end of period                             68,987         20,462              -            N/A

JNL/PPM America High Yield Bond
Division(429)

  Accumulation unit value:
    Beginning of period                               N/A   $      14.47   $      13.94            N/A
    End of period                                     N/A   $      14.87   $      14.47            N/A
  Accumulation units outstanding
  at the end of period                                N/A              -          1,423            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(420)

  Accumulation unit value:
    Beginning of period                      $      14.43   $      14.20   $      14.21            N/A
    End of period                            $      14.45   $      14.43   $      14.20            N/A
  Accumulation units outstanding
  at the end of period                             30,217          2,777          1,536            N/A

JNL/Salomon Brothers Strategic
Bond Division(430)

  Accumulation unit value:
    Beginning of period                      $      17.25   $      16.49   $      16.19            N/A
    End of period                            $      17.31   $      17.25   $      16.49            N/A
  Accumulation units outstanding
  at the end of period                             27,254          3,704          1,547            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(420)

  Accumulation unit value:
    Beginning of period                      $      23.87   $      22.21   $      20.17            N/A
    End of period                            $      24.78   $      23.87   $      22.21            N/A
  Accumulation units outstanding
  at the end of period                             16,369          1,392            191            N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(420)

  Accumulation unit value:
    Beginning of period                      $      30.99   $      26.84   $      24.09            N/A
    End of period                            $      34.59   $      30.99   $      26.84            N/A
  Accumulation units outstanding
  at the end of period                             20,617          7,459            336            N/A

JNL/JPMorgan International Equity
Division(537)

  Accumulation unit value:
    Beginning of period                      $      12.48   $      11.03            N/A            N/A
    End of period                            $      13.52   $      12.48            N/A            N/A
  Accumulation units outstanding
  at the end of period                              9,183          1,506            N/A            N/A

JNL/Alger Growth Division(441)

  Accumulation unit value:
    Beginning of period                      $      16.21   $      15.78   $      14.74            N/A
    End of period                            $      17.81   $      16.21   $      15.78            N/A
  Accumulation units outstanding
  at the end of period                              6,700            708            118            N/A

JNL/Eagle Core Equity Division(398)

  Accumulation unit value:
    Beginning of period                      $      16.09   $      15.47   $      14.09            N/A
    End of period                            $      16.27   $      16.09   $      15.47            N/A
  Accumulation units outstanding
  at the end of period                             15,517          6,380          1,408            N/A

JNL/Eagle SmallCap Equity Division(398)

  Accumulation unit value:
    Beginning of period                      $      18.32   $      15.76   $      14.50            N/A
    End of period                            $      18.37   $      18.32   $      15.76            N/A
  Accumulation units outstanding
  at the end of period                              8,299          3,898          1,130            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(186)

  Accumulation unit value:
    Beginning of period                      $      11.94   $      11.14   $       9.67   $       9.66
    End of period                            $      12.44   $      11.94   $      11.14   $       9.67
  Accumulation units outstanding
  at the end of period                            394,244        127,551          2,037              -

JNL/S&P Managed Growth Division(212)

  Accumulation unit value:
    Beginning of period                      $      12.23   $      11.23   $       9.43   $       9.33
    End of period                            $      12.86   $      12.23   $      11.23   $       9.43
  Accumulation units outstanding
  at the end of period                             72,746         32,748         13,926              -

JNL/S&P Managed Aggressive Growth
Division(480)

  Accumulation unit value:
    Beginning of period                      $      12.01   $      10.91   $      10.75            N/A
    End of period                            $      12.75   $      12.01   $      10.91            N/A
  Accumulation units outstanding
  at the end of period                            113,301         85,611          6,837            N/A

JNL/S&P Very Aggressive Growth
Division I(538)

  Accumulation unit value:
    Beginning of period                               N/A   $      10.69            N/A            N/A
    End of period                                     N/A   $      10.70            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A              -            N/A            N/A

JNL/S&P Equity Growth Division I(157)

  Accumulation unit value:
    Beginning of period                               N/A   $       9.82   $       7.75   $       7.49
    End of period                                     N/A   $       9.95   $       9.82   $       7.75
  Accumulation units outstanding
  at the end of period                                N/A              -          1,621              -

JNL/S&P Equity Aggressive Growth
Division I(398)

  Accumulation unit value:
    Beginning of period                               N/A   $      10.05   $       9.04            N/A
    End of period                                     N/A   $      10.21   $      10.05            N/A
  Accumulation units outstanding
  at the end of period                                N/A              -            203            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(186)

  Accumulation unit value:
    Beginning of period                      $      10.27   $       9.54   $       7.63   $       7.75
    End of period                            $      10.48   $      10.27   $       9.54   $       7.63
  Accumulation units outstanding
  at the end of period                            246,004         98,001         12,208              -

JNL/MCM S&P 400 MidCap Index Division(201)

  Accumulation unit value:
    Beginning of period                      $      12.56   $      11.09   $       8.43   $       7.67
    End of period                            $      13.76   $      12.56   $      11.09   $       8.43
  Accumulation units outstanding
  at the end of period                            110,421         60,222          2,741              -

JNL/Alliance Capital Growth Division(512)

  Accumulation unit value:
    Beginning of period                      $       9.40   $       9.19            N/A            N/A
    End of period                            $       8.53   $       9.40            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  -          5,321            N/A            N/A

JNL/JPMorgan International Value
Division(445)

  Accumulation unit value:
    Beginning of period                      $       9.91   $       8.27   $       7.54            N/A
    End of period                            $      11.49   $       9.91   $       8.27            N/A
  Accumulation units outstanding
  at the end of period                             38,298         13,354          1,986            N/A

JNL/PIMCO Total Return Bond Division(186)

  Accumulation unit value:
    Beginning of period                      $      13.22   $      12.94   $      12.63   $      12.40
    End of period                            $      13.24   $      13.22   $      12.94   $      12.63
  Accumulation units outstanding
  at the end of period                            115,759         23,442          5,063              -

JNL/MCM Small Cap Index Division(201)

  Accumulation unit value:
    Beginning of period                      $      12.87   $      11.21   $       7.85   $       7.20
    End of period                            $      13.13   $      12.87   $      11.21   $       7.85
  Accumulation units outstanding
  at the end of period                            104,908         34,785          2,028              -

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM International Index Division(201)

  Accumulation unit value:
    Beginning of period                      $      13.28   $      11.36   $       8.46   $       7.94
    End of period                            $      14.72   $      13.28   $      11.36   $       8.46
  Accumulation units outstanding
  at the end of period                            110,731         30,885          2,553              -

JNL/Lazard Small Cap Value Division(441)

  Accumulation unit value:
    Beginning of period                      $      13.86   $      12.28   $      11.28            N/A
    End of period                            $      14.19   $      13.86   $      12.28            N/A
  Accumulation units outstanding
  at the end of period                             36,843          8,226          1,454            N/A

JNL/Lazard Mid Cap Value Division(441)

  Accumulation unit value:
    Beginning of period                      $      16.33   $      13.38   $      12.55            N/A
    End of period                            $      17.38   $      16.33   $      13.38            N/A
  Accumulation units outstanding
  at the end of period                             41,354         12,175          2,341            N/A

JNL/MCM Bond Index Division(201)

  Accumulation unit value:
    Beginning of period                      $      10.85   $      10.71   $      10.63   $      10.52
    End of period                            $      10.81   $      10.85   $      10.71   $      10.63
  Accumulation units outstanding
  at the end of period                             56,047         23,911          1,361              -

JNL/S&P Core Index 100 Division(186)

  Accumulation unit value:
    Beginning of period                               N/A   $      10.13   $       8.48   $       8.53
    End of period                                     N/A   $      10.26   $      10.13   $       8.48
  Accumulation units outstanding
  at the end of period                                N/A              -              -              -

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                      $      12.39   $      12.06            N/A            N/A
    End of period                            $      12.32   $      12.39            N/A            N/A
  Accumulation units outstanding
  at the end of period                             69,162         12,011            N/A            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Dow(SM) 10 Division(201)

  Accumulation unit value:
    Beginning of period                      $       9.22   $       9.16   $       7.45   $       6.33
    End of period                            $       8.51   $       9.22   $       9.16   $       7.45
  Accumulation units outstanding
  at the end of period                            312,995        113,776          9,833              -

JNL/Putnam Midcap Growth Division(349)

  Accumulation unit value:
    Beginning of period                      $       7.30   $       6.29   $       5.66            N/A
    End of period                            $       8.01   $       7.30   $       6.29            N/A
  Accumulation units outstanding
  at the end of period                             13,410          1,985            630            N/A

JNL/T. Rowe Price Value Division(420)

  Accumulation unit value:
    Beginning of period                      $      12.73   $      11.30   $      10.00            N/A
    End of period                            $      13.22   $      12.73   $      11.30            N/A
  Accumulation units outstanding
  at the end of period                             88,054         25,763          2,427            N/A

JNL/FMR Balanced Division(427)

  Accumulation unit value:
    Beginning of period                      $       9.82   $       9.17   $       8.80            N/A
    End of period                            $      10.58   $       9.82   $       9.17            N/A
  Accumulation units outstanding
  at the end of period                             47,326         15,423          7,078            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(469)

  Accumulation unit value:
    Beginning of period                      $      11.01   $       9.54   $       9.10            N/A
    End of period                            $      12.25   $      11.01   $       9.54            N/A
  Accumulation units outstanding
  at the end of period                             28,731         15,624            648            N/A

JNL/Oppenheimer Growth Division(441)

  Accumulation unit value:
    Beginning of period                      $       7.97   $       7.81   $       7.69            N/A
    End of period                            $       8.51   $       7.97   $       7.81            N/A
  Accumulation units outstanding
  at the end of period                              8,193          5,716            226            N/A

JNL/Select Value Division(440)

  Accumulation unit value:
    Beginning of period                      $      16.15   $      14.39   $      13.06            N/A
    End of period                            $      17.09   $      16.15   $      14.39            N/A
  Accumulation units outstanding
  at the end of period                             18,835          1,896            613            N/A

JNL/MCM Global 15 Division(201)

  Accumulation unit value:
    Beginning of period                      $      11.31   $       9.02   $       6.93   $       6.70
    End of period                            $      12.19   $      11.31   $       9.02   $       6.93
  Accumulation units outstanding
  at the end of period                            291,368         93,438          6,629              -

JNL/MCM 25 Division(201)

  Accumulation unit value:
    Beginning of period                      $      11.49   $       9.64   $       7.42   $       6.96
    End of period                            $      10.92   $      11.49   $       9.64   $       7.42
  Accumulation units outstanding
  at the end of period                            258,526         94,251          5,195              -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                      $      10.01            N/A            N/A            N/A
    End of period                            $       9.97            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                              5,348            N/A            N/A            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(201)

  Accumulation unit value:
    Beginning of period                      $      17.68   $      16.05   $      11.09   $      10.08
    End of period                            $      18.84   $      17.68   $      16.05   $      11.09
  Accumulation units outstanding
  at the end of period                            152,752         55,662          3,188              -

JNL/MCM Technology Sector Division(501)

  Accumulation unit value:
    Beginning of period                      $       5.49   $       5.91            N/A            N/A
    End of period                            $       5.51   $       5.49            N/A            N/A
  Accumulation units outstanding
  at the end of period                             35,450          1,079            N/A            N/A

JNL/MCM Healthcare Sector Division(490)

  Accumulation unit value:
    Beginning of period                      $      10.34   $      10.39            N/A            N/A
    End of period                            $      10.89   $      10.34            N/A            N/A
  Accumulation units outstanding
  at the end of period                             56,002            695            N/A            N/A

JNL/MCM Financial Sector Division(490)

  Accumulation unit value:
    Beginning of period                      $      11.64   $      10.50            N/A            N/A
    End of period                            $      12.08   $      11.64            N/A            N/A
  Accumulation units outstanding
  at the end of period                             32,034            653            N/A            N/A

JNL/MCM Oil & Gas Sector Division(490)

  Accumulation unit value:
    Beginning of period                      $      16.70   $      12.83            N/A            N/A
    End of period                            $      22.34   $      16.70            N/A            N/A
  Accumulation units outstanding
  at the end of period                             56,854          5,333            N/A            N/A

JNL/MCM Communications Sector
Division(707)

  Accumulation unit value:
    Beginning of period                      $       4.37   $       4.26            N/A            N/A
    End of period                            $       4.31   $       4.37            N/A            N/A
  Accumulation units outstanding
  at the end of period                             13,510          5,148            N/A            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(201)

  Accumulation unit value:
    Beginning of period                      $       9.56   $       8.31   $       7.14   $       7.51
    End of period                            $      12.84   $       9.56   $       8.31   $       7.14
  Accumulation units outstanding
  at the end of period                            239,543         91,266          6,177              -

JNL/AIM Premier Equity II Division(469)

  Accumulation unit value:
    Beginning of period                               N/A   $       9.27   $       8.90            N/A
    End of period                                     N/A   $       9.05   $       9.27            N/A
  Accumulation units outstanding
  at the end of period                                N/A              -            331            N/A

JNL/AIM Small Cap Growth Division(349)

  Accumulation unit value:
    Beginning of period                      $      11.63   $      11.13   $       9.47            N/A
    End of period                            $      12.33   $      11.63   $      11.13            N/A
  Accumulation units outstanding
  at the end of period                             11,163          1,292            166            N/A

JNL/AIM Large Cap Growth Division(349)

  Accumulation unit value:
    Beginning of period                      $      10.90   $      10.13   $       9.20            N/A
    End of period                            $      11.44   $      10.90   $      10.13            N/A
  Accumulation units outstanding
  at the end of period                             26,838         10,335          2,366            N/A

JNL/AIM Real Estate Division(845)

  Accumulation unit value:
    Beginning of period                      $      10.63            N/A            N/A            N/A
    End of period                            $      11.53            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             41,700            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division(838)

  Accumulation unit value:
    Beginning of period                      $      10.34            N/A            N/A            N/A
    End of period                            $      11.23            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             37,241            N/A            N/A            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(838)

  Accumulation unit value:
    Beginning of period                      $      10.28            N/A            N/A            N/A
    End of period                            $      10.87            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             33,419            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division(700)

  Accumulation unit value:
    Beginning of period                      $      10.81   $      10.40            N/A            N/A
    End of period                            $      10.47   $      10.81            N/A            N/A
  Accumulation units outstanding
  at the end of period                             42,377          7,952            N/A            N/A

JNL/MCM Value Line 25 Division(683)

  Accumulation unit value:
    Beginning of period                      $      11.41   $       9.51            N/A            N/A
    End of period                            $      15.49   $      11.41            N/A            N/A
  Accumulation units outstanding
  at the end of period                            205,269         18,965            N/A            N/A

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                      $      10.89   $       9.70            N/A            N/A
    End of period                            $      11.79   $      10.89            N/A            N/A
  Accumulation units outstanding
  at the end of period                          1,148,802         65,365            N/A            N/A

JNL/MCM VIP Division(723)

  Accumulation unit value:
    Beginning of period                      $      11.06   $      10.76            N/A            N/A
    End of period                            $      11.88   $      11.06            N/A            N/A
  Accumulation units outstanding
  at the end of period                             79,316          6,389            N/A            N/A

JNL/S&P Managed Moderate Division(696)

  Accumulation unit value:
    Beginning of period                      $      10.48   $      10.03            N/A            N/A
    End of period                            $      10.77   $      10.48            N/A            N/A
  Accumulation units outstanding
  at the end of period                            110,581         22,570            N/A            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division(691)

  Accumulation unit value:
    Beginning of period                      $      10.30   $       9.98            N/A            N/A
    End of period                            $      10.45   $      10.30            N/A            N/A
  Accumulation units outstanding
  at the end of period                             45,016          1,761            N/A            N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.205%

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(966)

  Accumulation unit value:
    Beginning of period                      $      12.44            N/A            N/A            N/A
    End of period                            $      12.43            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                              2,288            N/A            N/A            N/A

JNL/S&P Managed Growth Division(966)

  Accumulation unit value:
    Beginning of period                      $      12.89            N/A            N/A            N/A
    End of period                            $      12.85            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                              2,208            N/A            N/A            N/A

JNL/S&P Managed Aggressive Growth
Division(966)

  Accumulation unit value:
    Beginning of period                      $      12.79            N/A            N/A            N/A
    End of period                            $      12.74            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                              2,225            N/A            N/A            N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/S&P Managed Moderate Division(966)

  Accumulation unit value:
    Beginning of period                      $      10.76            N/A            N/A            N/A
    End of period                            $      10.77            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                              2,646            N/A            N/A            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.21%

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(358)

  Accumulation unit value:
    Beginning of period                      $       7.95   $       7.31   $       6.42            N/A
    End of period                            $       8.11   $       7.95   $       7.31            N/A
  Accumulation units outstanding
  at the end of period                             83,234         26,404          7,087            N/A

JNL/FMR Capital Growth Division(371)

  Accumulation unit value:
    Beginning of period                      $      19.43   $      16.84   $      14.87            N/A
    End of period                            $      20.18   $      19.43   $      16.84            N/A
  Accumulation units outstanding
  at the end of period                             11,909            714              -            N/A

JNL/Select Large Cap Growth Division(306)

  Accumulation unit value:
    Beginning of period                      $      24.15   $      22.11   $      16.89            N/A
    End of period                            $      24.73   $      24.15   $      22.11            N/A
  Accumulation units outstanding
  at the end of period                             19,087         19,939          7,238            N/A

JNL/Select Global Growth Division(636)

  Accumulation unit value:
    Beginning of period                      $      21.45   $      17.64            N/A            N/A
    End of period                            $      21.39   $      21.45            N/A            N/A
  Accumulation units outstanding
  at the end of period                              2,618            956            N/A            N/A

JNL/Select Balanced Division(269)

  Accumulation unit value:
    Beginning of period                      $      21.30   $      19.64   $      15.91            N/A
    End of period                            $      21.94   $      21.30   $      19.64            N/A
  Accumulation units outstanding
  at the end of period                             96,144         57,653         10,727            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Putnam Equity Division(630)

  Accumulation unit value:
    Beginning of period                      $      18.68   $      16.58            N/A            N/A
    End of period                            $      19.87   $      18.68            N/A            N/A
  Accumulation units outstanding
  at the end of period                              8,530          2,617            N/A            N/A

JNL/Putnam Value Equity Division(278)

  Accumulation unit value:
    Beginning of period                      $      18.34   $      17.08   $      13.24            N/A
    End of period                            $      18.82   $      18.34   $      17.08            N/A
  Accumulation units outstanding
  at the end of period                              5,585         30,545         12,184            N/A

JNL/Select Money Market Division(281)

  Accumulation unit value:
    Beginning of period                      $      11.32   $      11.48   $      11.65            N/A
    End of period                            $      11.37   $      11.32   $      11.48            N/A
  Accumulation units outstanding
  at the end of period                            160,597         36,433         37,469            N/A

JNL/PPM America High Yield Bond
Division(267)

  Accumulation unit value:
    Beginning of period                               N/A   $      14.45   $      12.58            N/A
    End of period                                     N/A   $      14.86   $      14.45            N/A
  Accumulation units outstanding
  at the end of period                                N/A              -         29,523            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(267)

  Accumulation unit value:
    Beginning of period                      $      14.41   $      14.19   $      14.34            N/A
    End of period                            $      14.43   $      14.41   $      14.19            N/A
  Accumulation units outstanding
  at the end of period                             94,736         33,583         23,307            N/A

JNL/Salomon Brothers Strategic
Bond Division(267)

  Accumulation unit value:
    Beginning of period                      $      17.23   $      16.48   $      14.98            N/A
    End of period                            $      17.30   $      17.23   $      16.48            N/A
  Accumulation units outstanding
  at the end of period                            163,606         29,378          4,068            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(298)

  Accumulation unit value:
    Beginning of period                      $      23.85   $      22.19   $      16.98            N/A
    End of period                            $      24.75   $      23.85   $      22.19            N/A
  Accumulation units outstanding
  at the end of period                             71,604         21,735          8,756            N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(306)

  Accumulation unit value:
    Beginning of period                      $      30.96   $      26.82   $      19.54            N/A
    End of period                            $      34.56   $      30.96   $      26.82            N/A
  Accumulation units outstanding
  at the end of period                             70,410         26,694         14,924            N/A

JNL/JPMorgan International Equity
Division(316)

  Accumulation unit value:
    Beginning of period                      $      12.47   $      10.96   $       8.40            N/A
    End of period                            $      13.50   $      12.47   $      10.96            N/A
  Accumulation units outstanding
  at the end of period                             21,646          3,347          3,855            N/A

JNL/Alger Growth Division(309)

  Accumulation unit value:
    Beginning of period                      $      16.20   $      15.77   $      12.23            N/A
    End of period                            $      17.79   $      16.20   $      15.77            N/A
  Accumulation units outstanding
  at the end of period                             14,250          9,897          6,349            N/A

JNL/Eagle Core Equity Division(278)

  Accumulation unit value:
    Beginning of period                      $      16.07   $      15.45   $      12.15            N/A
    End of period                            $      16.25   $      16.07   $      15.45            N/A
  Accumulation units outstanding
  at the end of period                             31,645         19,145          9,880            N/A

JNL/Eagle SmallCap Equity Division(284)

  Accumulation unit value:
    Beginning of period                      $      18.30   $      15.75   $       9.98            N/A
    End of period                            $      18.35   $      18.30   $      15.75            N/A
  Accumulation units outstanding
  at the end of period                             13,977         10,853         12,417            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(270)

  Accumulation unit value:
    Beginning of period                      $      11.94   $      11.14   $       9.48            N/A
    End of period                            $      12.43   $      11.94   $      11.14            N/A
  Accumulation units outstanding
  at the end of period                          1,147,410        288,516        133,107            N/A

JNL/S&P Managed Growth Division(279)

  Accumulation unit value:
    Beginning of period                      $      12.23   $      11.22   $       9.11            N/A
    End of period                            $      12.85   $      12.23   $      11.22            N/A
  Accumulation units outstanding
  at the end of period                            530,630        245,184        111,408            N/A

JNL/S&P Managed Aggressive Growth
Division(279)

  Accumulation unit value:
    Beginning of period                      $      12.01   $      10.90   $       8.41            N/A
    End of period                            $      12.74   $      12.01   $      10.90            N/A
  Accumulation units outstanding
  at the end of period                            202,795        118,044         30,256            N/A

JNL/S&P Very Aggressive Growth
Division I(368)

  Accumulation unit value:
    Beginning of period                               N/A   $      10.51   $       9.45            N/A
    End of period                                     N/A   $      10.70   $      10.51            N/A
  Accumulation units outstanding
  at the end of period                                N/A              -          6,352            N/A

JNL/S&P Equity Growth Division I(267)

  Accumulation unit value:
    Beginning of period                               N/A   $       9.82   $       7.18            N/A
    End of period                                     N/A   $       9.95   $       9.82            N/A
  Accumulation units outstanding
  at the end of period                                N/A              -         37,482            N/A

JNL/S&P Equity Aggressive Growth
Division I(347)

  Accumulation unit value:
    Beginning of period                               N/A   $      10.04   $       8.91            N/A
    End of period                                     N/A   $      10.20   $      10.04            N/A
  Accumulation units outstanding
  at the end of period                                N/A              -          1,487            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(274)

  Accumulation unit value:
    Beginning of period                      $      10.26   $       9.53   $       7.21            N/A
    End of period                            $      10.48   $      10.26   $       9.53            N/A
  Accumulation units outstanding
  at the end of period                            876,669        246,901         55,383            N/A

JNL/MCM S&P 400 MidCap Index Division(274)

  Accumulation unit value:
    Beginning of period                      $      12.56   $      11.09   $       7.86            N/A
    End of period                            $      13.76   $      12.56   $      11.09            N/A
  Accumulation units outstanding
  at the end of period                            457,164        104,262         49,445            N/A

JNL/Alliance Capital Growth Division(306)

  Accumulation unit value:
    Beginning of period                      $       9.40   $       9.04   $       7.53            N/A
    End of period                            $       8.52   $       9.40   $       9.04            N/A
  Accumulation units outstanding
  at the end of period                                  -          5,221          5,912            N/A

JNL/JPMorgan International Value
Division(376)

  Accumulation unit value:
    Beginning of period                      $       9.90   $       8.26   $       6.78            N/A
    End of period                            $      11.48   $       9.90   $       8.26            N/A
  Accumulation units outstanding
  at the end of period                            150,980         68,114          3,079            N/A

JNL/PIMCO Total Return Bond Division(267)

  Accumulation unit value:
    Beginning of period                      $      13.22   $      12.94   $      12.70            N/A
    End of period                            $      13.23   $      13.22   $      12.94            N/A
  Accumulation units outstanding
  at the end of period                            355,422         83,166         41,224            N/A

JNL/MCM Small Cap Index Division(274)

  Accumulation unit value:
    Beginning of period                      $      12.87   $      11.21   $       7.32            N/A
    End of period                            $      13.12   $      12.87   $      11.21            N/A
  Accumulation units outstanding
  at the end of period                            433,104         96,014         48,150            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM International Index Division(274)

  Accumulation unit value:
    Beginning of period                      $      13.28   $      11.36   $       8.00            N/A
    End of period                            $      14.72   $      13.28   $      11.36            N/A
  Accumulation units outstanding
  at the end of period                            459,652         76,673         27,309            N/A

JNL/Lazard Small Cap Value Division(368)

  Accumulation unit value:
    Beginning of period                      $      13.85   $      12.27   $      10.59            N/A
    End of period                            $      14.17   $      13.85   $      12.27            N/A
  Accumulation units outstanding
  at the end of period                             74,621         35,357         11,504            N/A

JNL/Lazard Mid Cap Value Division(284)

  Accumulation unit value:
    Beginning of period                      $      16.31   $      13.37   $       9.79            N/A
    End of period                            $      17.36   $      16.31   $      13.37            N/A
  Accumulation units outstanding
  at the end of period                             82,755         34,142         19,274            N/A

JNL/MCM Bond Index Division(274)

  Accumulation unit value:
    Beginning of period                      $      10.85   $      10.70   $      10.67            N/A
    End of period                            $      10.81   $      10.85   $      10.70            N/A
  Accumulation units outstanding
  at the end of period                            455,670         71,649         15,170            N/A

JNL/S&P Core Index 100 Division(289)

  Accumulation unit value:
    Beginning of period                               N/A   $      10.12   $       8.30            N/A
    End of period                                     N/A   $      10.25   $      10.12            N/A
  Accumulation units outstanding
  at the end of period                                N/A              -         27,640            N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                      $      12.38   $      12.05            N/A            N/A
    End of period                            $      12.31   $      12.38            N/A            N/A
  Accumulation units outstanding
  at the end of period                            232,522         86,632            N/A            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division(278)

  Accumulation unit value:
    Beginning of period                               N/A   $       9.83   $       7.30            N/A
    End of period                                     N/A   $       9.97   $       9.83            N/A
  Accumulation units outstanding
  at the end of period                                N/A              -          1,517            N/A

JNL/S&P Core Index 75 Division(359)

  Accumulation unit value:
    Beginning of period                               N/A   $       9.99   $       8.84            N/A
    End of period                                     N/A   $      10.15   $       9.99            N/A
  Accumulation units outstanding
  at the end of period                                N/A              -          2,362            N/A

JNL/MCM Dow(SM) 10 Division(284)

  Accumulation unit value:
    Beginning of period                      $       9.21   $       9.15   $       6.22            N/A
    End of period                            $       8.50   $       9.21   $       9.15            N/A
  Accumulation units outstanding
  at the end of period                          1,366,974        364,716        122,260            N/A

JNL/Putnam Midcap Growth Division(374)

  Accumulation unit value:
    Beginning of period                      $       7.30   $       6.29   $       5.65            N/A
    End of period                            $       8.00   $       7.30   $       6.29            N/A
  Accumulation units outstanding
  at the end of period                             30,584         12,362          9,174            N/A

JNL/T. Rowe Price Value Division(289)

  Accumulation unit value:
    Beginning of period                      $      12.73   $      11.29   $       8.33            N/A
    End of period                            $      13.22   $      12.73   $      11.29            N/A
  Accumulation units outstanding
  at the end of period                            164,189        113,781         33,122            N/A

JNL/FMR Balanced Division(269)

  Accumulation unit value:
    Beginning of period                      $       9.82   $       9.17   $       7.99            N/A
    End of period                            $      10.57   $       9.82   $       9.17            N/A
  Accumulation units outstanding
  at the end of period                            107,825         31,011         20,451            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(281)

  Accumulation unit value:
    Beginning of period                      $      11.01   $       9.54   $       6.38            N/A
    End of period                            $      12.24   $      11.01   $       9.54            N/A
  Accumulation units outstanding
  at the end of period                             88,653         31,953         18,011            N/A

JNL/Oppenheimer Growth Division(310)

  Accumulation unit value:
    Beginning of period                      $       7.97   $       7.81   $       6.86            N/A
    End of period                            $       8.51   $       7.97   $       7.81            N/A
  Accumulation units outstanding
  at the end of period                              8,496             60             24            N/A

JNL/Select Value Division(361)

  Accumulation unit value:
    Beginning of period                      $      16.15   $      14.38   $      12.43            N/A
    End of period                            $      17.08   $      16.15   $      14.38            N/A
  Accumulation units outstanding
  at the end of period                             66,251         12,415          5,044            N/A

JNL/MCM Global 15 Division(284)

  Accumulation unit value:
    Beginning of period                      $      11.30   $       9.02   $       5.81            N/A
    End of period                            $      12.18   $      11.30   $       9.02            N/A
  Accumulation units outstanding
  at the end of period                          1,285,161        314,305         85,962            N/A

JNL/MCM 25 Division(288)

  Accumulation unit value:
    Beginning of period                      $      11.49   $       9.63   $       6.59            N/A
    End of period                            $      10.91   $      11.49   $       9.63            N/A
  Accumulation units outstanding
  at the end of period                          1,253,129        322,132        110,530            N/A

JNL/MCM Consumer Brands Sector
Division(712)

  Accumulation unit value:
    Beginning of period                      $      10.44   $      10.13            N/A            N/A
    End of period                            $       9.97   $      10.44            N/A            N/A
  Accumulation units outstanding
  at the end of period                             25,320          3,949            N/A            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(288)

  Accumulation unit value:
    Beginning of period                      $      17.67   $      16.05   $      10.54            N/A
    End of period                            $      18.83   $      17.67   $      16.05            N/A
  Accumulation units outstanding
  at the end of period                            757,261        183,025         59,527            N/A

JNL/MCM Technology Sector Division(477)

  Accumulation unit value:
    Beginning of period                      $       5.49   $       5.55   $       5.33            N/A
    End of period                            $       5.50   $       5.49   $       5.55            N/A
  Accumulation units outstanding
  at the end of period                             76,138          8,977            678            N/A

JNL/MCM Healthcare Sector Division(569)

  Accumulation unit value:
    Beginning of period                      $      10.34   $      10.45            N/A            N/A
    End of period                            $      10.88   $      10.34            N/A            N/A
  Accumulation units outstanding
  at the end of period                             93,327          9,343            N/A            N/A

JNL/MCM Financial Sector Division(490)

  Accumulation unit value:
    Beginning of period                      $      11.63   $      10.50            N/A            N/A
    End of period                            $      12.07   $      11.63            N/A            N/A
  Accumulation units outstanding
  at the end of period                             27,773          4,538            N/A            N/A

JNL/MCM Oil & Gas Sector Division(477)

  Accumulation unit value:
    Beginning of period                      $      16.69   $      12.80   $      12.26            N/A
    End of period                            $      22.33   $      16.69   $      12.80            N/A
  Accumulation units outstanding
  at the end of period                            137,897         12,629            354            N/A

JNL/MCM Communications Sector
Division(548)

  Accumulation unit value:
    Beginning of period                      $       4.37   $       3.96            N/A            N/A
    End of period                            $       4.31   $       4.37            N/A            N/A
  Accumulation units outstanding
  at the end of period                             36,199          9,595            N/A            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM S&P(R) 10 Division(284)

  Accumulation unit value:
    Beginning of period                      $       9.56   $       8.30   $       6.53            N/A
    End of period                            $      12.83   $       9.56   $       8.30            N/A
  Accumulation units outstanding
  at the end of period                          1,225,536        307,206         91,003            N/A

JNL/AIM Premier Equity II Division(457)

  Accumulation unit value:
    Beginning of period                               N/A   $       9.30   $       8.70            N/A
    End of period                                     N/A   $       9.08   $       9.30            N/A
  Accumulation units outstanding
  at the end of period                                N/A              -          1,310            N/A

JNL/AIM Small Cap Growth Division(288)

  Accumulation unit value:
    Beginning of period                      $      11.63   $      11.13   $       7.64            N/A
    End of period                            $      12.33   $      11.63   $      11.13            N/A
  Accumulation units outstanding
  at the end of period                             21,542          1,940          2,836            N/A

JNL/AIM Large Cap Growth Division(303)

  Accumulation unit value:
    Beginning of period                      $      10.90   $      10.13   $       8.17            N/A
    End of period                            $      11.43   $      10.90   $      10.13            N/A
  Accumulation units outstanding
  at the end of period                             62,310         15,884         12,678            N/A

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                      $      10.22            N/A            N/A            N/A
    End of period                            $      11.53            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             54,243            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division(827)

  Accumulation unit value:
    Beginning of period                      $      10.15            N/A            N/A            N/A
    End of period                            $      11.22            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             50,331            N/A            N/A            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(829)

  Accumulation unit value:
    Beginning of period                      $       9.83            N/A            N/A            N/A
    End of period                            $      10.87            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             34,142            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division(692)

  Accumulation unit value:
    Beginning of period                      $      10.81   $      10.12            N/A            N/A
    End of period                            $      10.47   $      10.81            N/A            N/A
  Accumulation units outstanding
  at the end of period                             67,115          7,340            N/A            N/A

JNL/MCM Value Line 25 Division(687)

  Accumulation unit value:
    Beginning of period                      $      11.41   $       9.47            N/A            N/A
    End of period                            $      15.49   $      11.41            N/A            N/A
  Accumulation units outstanding
  at the end of period                          1,028,410        136,985            N/A            N/A

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                      $      10.89   $       9.62            N/A            N/A
    End of period                            $      11.79   $      10.89            N/A            N/A
  Accumulation units outstanding
  at the end of period                          3,107,143        234,785            N/A            N/A

JNL/MCM VIP Division(690)

  Accumulation unit value:
    Beginning of period                      $      11.06   $       9.76            N/A            N/A
    End of period                            $      11.87   $      11.06            N/A            N/A
  Accumulation units outstanding
  at the end of period                            618,057         90,543            N/A            N/A

JNL/S&P Managed Moderate Division(696)

  Accumulation unit value:
    Beginning of period                      $      10.48   $      10.03            N/A            N/A
    End of period                            $      10.77   $      10.48            N/A            N/A
  Accumulation units outstanding
  at the end of period                            735,487        101,969            N/A            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division(691)

  Accumulation unit value:
    Beginning of period                      $      10.30   $       9.98            N/A            N/A
    End of period                            $      10.45   $      10.30            N/A            N/A
  Accumulation units outstanding
  at the end of period                            360,571        100,948            N/A            N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.22%

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division

  Accumulation unit value:
    Beginning of period                      $       7.94            N/A            N/A            N/A
    End of period                            $       8.10            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                862            N/A            N/A            N/A

JNL/FMR Capital Growth Division(729)

  Accumulation unit value:
    Beginning of period                      $      19.41   $      19.03            N/A            N/A
    End of period                            $      20.16   $      19.41            N/A            N/A
  Accumulation units outstanding
  at the end of period                                106            106            N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Select Balanced Division(626)

  Accumulation unit value:
    Beginning of period                      $      21.28   $      19.56            N/A            N/A
    End of period                            $      21.91   $      21.28            N/A            N/A
  Accumulation units outstanding
  at the end of period                              3,423          3,441            N/A            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Select Money Market Division(729)

  Accumulation unit value:
    Beginning of period                      $      11.30   $      11.31            N/A            N/A
    End of period                            $      11.37   $      11.30            N/A            N/A
  Accumulation units outstanding
  at the end of period                                155            297            N/A            N/A

JNL/PPM America High Yield Bond
Division(456)

  Accumulation unit value:
    Beginning of period                               N/A   $      14.44   $      14.10            N/A
    End of period                                     N/A   $      14.84   $      14.44            N/A
  Accumulation units outstanding
  at the end of period                                N/A              -            442            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(729)

  Accumulation unit value:
    Beginning of period                      $      14.40   $      14.41            N/A            N/A
    End of period                            $      14.44   $      14.40            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  -            140            N/A            N/A

JNL/Salomon Brothers Strategic
Bond Division(729)

  Accumulation unit value:
    Beginning of period                      $      17.21   $      17.18            N/A            N/A
    End of period                            $      17.28   $      17.21            N/A            N/A
  Accumulation units outstanding
  at the end of period                                274            274            N/A            N/A

INVESTMENT DIVISIONS                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(729)

  Accumulation unit value:
    Beginning of period                      $      23.83   $      23.42            N/A            N/A
    End of period                            $      24.72   $      23.83            N/A            N/A
  Accumulation units outstanding
  at the end of period                                287            287            N/A            N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(600)

  Accumulation unit value:
    Beginning of period                      $      30.93   $      27.88            N/A            N/A
    End of period                            $      34.52   $      30.93            N/A            N/A
  Accumulation units outstanding
  at the end of period                              2,364          2,249            N/A            N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Alger Growth Division(729)

  Accumulation unit value:
    Beginning of period                      $      16.18   $      15.97            N/A            N/A
    End of period                            $      17.77   $      16.18            N/A            N/A
  Accumulation units outstanding
  at the end of period                                210            210            N/A            N/A

JNL/Eagle Core Equity Division(729)

  Accumulation unit value:
    Beginning of period                      $      16.06   $      15.74            N/A            N/A
    End of period                            $      16.24   $      16.06            N/A            N/A
  Accumulation units outstanding
  at the end of period                                427            427            N/A            N/A

JNL/Eagle SmallCap Equity Division(517)

  Accumulation unit value:
    Beginning of period                      $      18.29   $      17.11            N/A            N/A
    End of period                            $      18.34   $      18.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                                835          1,621            N/A            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(570)

  Accumulation unit value:
    Beginning of period                             $      11.93   $      11.09            N/A            N/A
    End of period                                   $      12.42   $      11.93            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     7,730          6,435            N/A            N/A

JNL/S&P Managed Growth Division(500)

  Accumulation unit value:
    Beginning of period                             $      12.22   $      11.52            N/A            N/A
    End of period                                   $      12.84   $      12.22            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    13,655         13,327            N/A            N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                             $      12.00   $      11.05            N/A            N/A
    End of period                                   $      12.73   $      12.00            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    31,421         46,854            N/A            N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

JNL/S&P Equity Growth Division I(546)

  Accumulation unit value:
    Beginning of period                                      N/A   $       9.97            N/A            N/A
    End of period                                            N/A   $       9.94            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A              -            N/A            N/A

JNL/S&P Equity Aggressive Growth
Division I(442)

  Accumulation unit value:
    Beginning of period                                      N/A   $      10.04   $       9.47            N/A
    End of period                                            N/A   $      10.20   $      10.04            N/A
  Accumulation units outstanding
  at the end of period                                       N/A              -         33,949            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005            2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(517)

  Accumulation unit value:
    Beginning of period                             $      10.26   $       9.90            N/A            N/A
    End of period                                   $      10.47   $      10.26            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    13,232         14,172            N/A            N/A

JNL/MCM S&P 400 MidCap Index Division(517)

  Accumulation unit value:
    Beginning of period                             $      12.56   $      11.68            N/A            N/A
    End of period                                   $      13.75   $      12.56            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     6,761          5,606            N/A            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

JNL/JPMorgan International Value
Division(671)

  Accumulation unit value:
    Beginning of period                             $       9.89   $       8.60            N/A            N/A
    End of period                                   $      11.48   $       9.89            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     2,178          1,505            N/A            N/A

JNL/PIMCO Total Return Bond Division(456)

  Accumulation unit value:
    Beginning of period                             $      13.21   $      12.93   $      12.90            N/A
    End of period                                   $      13.22   $      13.21   $      12.93            N/A
  Accumulation units outstanding
  at the end of period                                     5,203          5,163            483            N/A

JNL/MCM Small Cap Index Division(600)

  Accumulation unit value:
    Beginning of period                             $      12.87   $      11.38            N/A            N/A
    End of period                                   $      13.12   $      12.87            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     3,001          1,810            N/A            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005            2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/MCM International Index Division(600)

  Accumulation unit value:
    Beginning of period                             $      13.27   $      11.59            N/A            N/A
    End of period                                   $      14.71   $      13.27            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     3,207          2,089            N/A            N/A

JNL/Lazard Small Cap Value Division(600)

  Accumulation unit value:
    Beginning of period                             $      13.84   $      12.47            N/A            N/A
    End of period                                   $      14.16   $      13.84            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     1,992          2,036            N/A            N/A

JNL/Lazard Mid Cap Value Division(671)

  Accumulation unit value:
    Beginning of period                             $      16.30   $      14.34            N/A            N/A
    End of period                                   $      17.35   $      16.30            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       990            995            N/A            N/A

JNL/MCM Bond Index Division(517)

  Accumulation unit value:
    Beginning of period                             $      10.85   $      10.82            N/A            N/A
    End of period                                   $      10.81   $      10.85            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     5,512          4,034            N/A            N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                             $      12.37   $      12.05            N/A            N/A
    End of period                                   $      12.30   $      12.37            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       831            708            N/A            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005            2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

JNL/MCM Dow(SM) 10 Division(441)

  Accumulation unit value:
    Beginning of period                             $       9.21   $       9.15   $       8.05            N/A
    End of period                                   $       8.49   $       9.21   $       9.15            N/A
  Accumulation units outstanding
  at the end of period                                    13,168         10,090          5,368            N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

JNL/T. Rowe Price Value Division(671)

  Accumulation unit value:
    Beginning of period                             $      12.72   $      11.52            N/A            N/A
    End of period                                   $      13.21   $      12.72            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     1,650          1,656            N/A            N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005            2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(729)

  Accumulation unit value:
    Beginning of period                             $      11.00   $      10.81            N/A            N/A
    End of period                                   $      12.24   $      11.00            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       249            249            N/A            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

JNL/Select Value Division(729)

  Accumulation unit value:
    Beginning of period                             $      16.14   $      15.87            N/A            N/A
    End of period                                   $      17.08   $      16.14            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       212            212            N/A            N/A

JNL/MCM Global 15 Division(441)

  Accumulation unit value:
    Beginning of period                             $      11.30   $       9.02   $       8.67            N/A
    End of period                                   $      12.17   $      11.30   $       9.02            N/A
  Accumulation units outstanding
  at the end of period                                     6,073          6,603          5,060            N/A

JNL/MCM 25 Division(443)

  Accumulation unit value:
    Beginning of period                             $      11.48   $       9.63   $       8.55            N/A
    End of period                                   $      10.90   $      11.48   $       9.63            N/A
  Accumulation units outstanding
  at the end of period                                     2,506          4,252          4,688            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005            2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(441)

  Accumulation unit value:
    Beginning of period                             $      17.66   $      16.04   $      15.10            N/A
    End of period                                   $      18.82   $      17.66   $      16.04            N/A
  Accumulation units outstanding
  at the end of period                                     2,970          3,617          2,801            N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

JNL/MCM Financial Sector Division(531)

  Accumulation unit value:
    Beginning of period                             $      11.62   $      11.21            N/A            N/A
    End of period                                   $      12.06   $      11.62            N/A            N/A
  Accumulation units outstanding
  at the end of period                                         -            995            N/A            N/A

JNL/MCM Oil & Gas Sector Division(531)

  Accumulation unit value:
    Beginning of period                             $      16.68   $      13.90            N/A            N/A
    End of period                                   $      22.31   $      16.68            N/A            N/A
  Accumulation units outstanding
  at the end of period                                         -            802            N/A            N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(441)

  Accumulation unit value:
    Beginning of period                             $       9.55   $       8.30   $       7.75            N/A
    End of period                                   $      12.82   $       9.55   $       8.30            N/A
  Accumulation units outstanding
  at the end of period                                     5,193          7,285          5,723            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

JNL/AIM Small Cap Growth Division(600)

  Accumulation unit value:
    Beginning of period                             $      11.62   $      11.06            N/A            N/A
    End of period                                   $      12.33   $      11.62            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       889            932            N/A            N/A

JNL/AIM Large Cap Growth Division(635)

  Accumulation unit value:
    Beginning of period                             $      10.90   $       9.47            N/A            N/A
    End of period                                   $      11.43   $      10.90            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     3,576          3,576            N/A            N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                             $      10.56            N/A            N/A            N/A
    End of period                                   $      10.47            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     1,605            N/A            N/A            N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                             $      11.86            N/A            N/A            N/A
    End of period                                   $      15.49            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     3,251            N/A            N/A            N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                             $      10.66            N/A            N/A            N/A
    End of period                                   $      11.78            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    32,419            N/A            N/A            N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.245%

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(529)

  Accumulation unit value:
    Beginning of period                             $       7.94   $       7.53            N/A            N/A
    End of period                                   $       8.09   $       7.94            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     5,376          4,392            N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                             $      23.35            N/A            N/A            N/A
    End of period                                   $      24.64            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       705            N/A            N/A            N/A

JNL/Select Global Growth Division(687)

  Accumulation unit value:
    Beginning of period                             $      21.39   $      19.44            N/A            N/A
    End of period                                   $      21.32   $      21.39            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     1,492          1,070            N/A            N/A

JNL/Select Balanced Division(464)

  Accumulation unit value:
    Beginning of period                             $      21.23   $      19.58   $      18.87            N/A
    End of period                                   $      21.86   $      21.23   $      19.58            N/A
  Accumulation units outstanding
  at the end of period                                     9,825          2,594            539            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                             $      18.28            N/A            N/A            N/A
    End of period                                   $      18.75            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     2,400            N/A            N/A            N/A

JNL/Select Money Market Division(688)

  Accumulation unit value:
    Beginning of period                             $      11.28   $      11.29            N/A            N/A
    End of period                                   $      11.33   $      11.28            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    12,510          6,925            N/A            N/A

JNL/PPM America High Yield Bond
Division(475)

  Accumulation unit value:
    Beginning of period                                      N/A   $      14.41   $      14.32            N/A
    End of period                                            N/A   $      14.81   $      14.41            N/A
  Accumulation units outstanding
  at the end of period                                       N/A              -            426            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(631)

  Accumulation unit value:
    Beginning of period                             $      14.36   $      14.07            N/A            N/A
    End of period                                   $      14.38   $      14.36            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     1,099            957            N/A            N/A

JNL/Salomon Brothers Strategic
Bond Division(475)

  Accumulation unit value:
    Beginning of period                             $      17.17   $      16.43   $      16.35            N/A
    End of period                                   $      17.23   $      17.17   $      16.43            N/A
  Accumulation units outstanding
  at the end of period                                    35,037          1,528            373            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(475)

  Accumulation unit value:
    Beginning of period                             $      23.77   $      22.12   $      21.26            N/A
    End of period                                   $      24.66   $      23.77   $      22.12            N/A
  Accumulation units outstanding
  at the end of period                                     1,477          1,485            287            N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(464)

  Accumulation unit value:
    Beginning of period                             $      30.86   $      26.74   $      26.25            N/A
    End of period                                   $      34.43   $      30.86   $      26.74            N/A
  Accumulation units outstanding
  at the end of period                                     2,347          2,102            427            N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                             $      16.55            N/A            N/A            N/A
    End of period                                   $      17.76            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                         -            N/A            N/A            N/A

JNL/Eagle Core Equity Division(675)

  Accumulation unit value:
    Beginning of period                             $      16.02   $      14.79            N/A            N/A
    End of period                                   $      16.20   $      16.02            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       299            315            N/A            N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(546)

  Accumulation unit value:
    Beginning of period                             $      11.91   $      11.22            N/A            N/A
    End of period                                   $      12.39   $      11.91            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    43,638          3,137            N/A            N/A

JNL/S&P Managed Growth Division(546)

  Accumulation unit value:
    Beginning of period                             $      12.20   $      11.35            N/A            N/A
    End of period                                   $      12.81   $      12.20            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    79,222         19,100            N/A            N/A

JNL/S&P Managed Aggressive Growth
Division(687)

  Accumulation unit value:
    Beginning of period                             $      11.98   $      10.79            N/A            N/A
    End of period                                   $      12.70   $      11.98            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     1,927          1,927            N/A            N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005            2004          2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(507)

  Accumulation unit value:
    Beginning of period                             $      10.25   $       9.71            N/A            N/A
    End of period                                   $      10.46   $      10.25            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    60,220        130,484            N/A            N/A

JNL/MCM S&P 400 MidCap Index Division(602)

  Accumulation unit value:
    Beginning of period                             $      12.55   $      11.36            N/A            N/A
    End of period                                   $      13.74   $      12.55            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    20,502         12,081            N/A            N/A

JNL/Alliance Capital Growth Division(510)

  Accumulation unit value:
    Beginning of period                             $       9.37   $       9.05            N/A            N/A
    End of period                                   $       8.50   $       9.37            N/A            N/A
  Accumulation units outstanding
  at the end of period                                         -          1,803            N/A            N/A

JNL/JPMorgan International Value
Division(510)

  Accumulation unit value:
    Beginning of period                             $       9.88   $       8.39            N/A            N/A
    End of period                                   $      11.45   $       9.88            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       482          2,433            N/A            N/A

JNL/PIMCO Total Return Bond Division(464)

  Accumulation unit value:
    Beginning of period                             $      13.18   $      12.91   $      12.80            N/A
    End of period                                   $      13.19   $      13.18   $      12.91            N/A
  Accumulation units outstanding
  at the end of period                                    18,963          4,448          1,344            N/A

JNL/MCM Small Cap Index Division(510)

  Accumulation unit value:
    Beginning of period                             $      12.86   $      11.42            N/A            N/A
    End of period                                   $      13.10   $      12.86            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    20,224         13,470            N/A            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/MCM International Index Division(546)

  Accumulation unit value:
    Beginning of period                             $      13.26   $      11.63            N/A            N/A
    End of period                                   $      14.70   $      13.26            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    27,861         10,036            N/A            N/A

JNL/Lazard Small Cap Value Division(464)

  Accumulation unit value:
    Beginning of period                             $      13.81   $      12.24   $      11.93            N/A
    End of period                                   $      14.14   $      13.81   $      12.24            N/A
  Accumulation units outstanding
  at the end of period                                    14,964          2,262            728            N/A

JNL/Lazard Mid Cap Value Division(464)

  Accumulation unit value:
    Beginning of period                             $      16.28   $      13.35   $      12.97            N/A
    End of period                                   $      17.32   $      16.28   $      13.35            N/A
  Accumulation units outstanding
  at the end of period                                    14,271          2,931            667            N/A

JNL/MCM Bond Index Division(602)

  Accumulation unit value:
    Beginning of period                             $      10.84   $      10.50            N/A            N/A
    End of period                                   $      10.80   $      10.84            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    11,024          4,178            N/A            N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                             $      12.35   $      12.03            N/A            N/A
    End of period                                   $      12.28   $      12.35            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   127,478          2,414            N/A            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

JNL/MCM Dow(SM) 10 Division(503)

  Accumulation unit value:
    Beginning of period                             $       9.19   $       9.22            N/A            N/A
    End of period                                   $       8.48   $       9.19            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    61,438         13,998            N/A            N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

JNL/T. Rowe Price Value Division(464)

  Accumulation unit value:
    Beginning of period                             $      12.71   $      11.28   $      10.60            N/A
    End of period                                   $      13.19   $      12.71   $      11.28            N/A
  Accumulation units outstanding
  at the end of period                                     6,968          8,186          2,092            N/A

JNL/FMR Balanced Division(687)

  Accumulation unit value:
    Beginning of period                             $       9.80   $       9.08            N/A            N/A
    End of period                                   $      10.55   $       9.80            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     4,029          1,844            N/A            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(464)

  Accumulation unit value:
    Beginning of period                             $      10.99   $       9.53   $       8.99            N/A
    End of period                                   $      12.22   $      10.99   $       9.53            N/A
  Accumulation units outstanding
  at the end of period                                     5,093          3,819          2,579            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

JNL/Select Value Division(475)

  Accumulation unit value:
    Beginning of period                             $      16.14   $      14.38   $      13.77            N/A
    End of period                                   $      17.06   $      16.14   $      14.38            N/A
  Accumulation units outstanding
  at the end of period                                     1,960          2,523            443            N/A

JNL/MCM Global 15 Division(475)

  Accumulation unit value:
    Beginning of period                             $      11.28   $       9.00   $       8.66            N/A
    End of period                                   $      12.15   $      11.28   $       9.00            N/A
  Accumulation units outstanding
  at the end of period                                    36,520         14,068          1,409            N/A

JNL/MCM 25 Division(503)

  Accumulation unit value:
    Beginning of period                             $      11.47   $       9.73            N/A            N/A
    End of period                                   $      10.88   $      11.47            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    30,928          8,873            N/A            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                             $       9.54            N/A            N/A            N/A
    End of period                                   $       9.95            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       303            N/A            N/A            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(503)

  Accumulation unit value:
    Beginning of period                             $      17.64   $      16.01            N/A            N/A
    End of period                                   $      18.78   $      17.64            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    23,399          5,822            N/A            N/A

JNL/MCM Technology Sector Division(687)

  Accumulation unit value:
    Beginning of period                             $       5.48   $       4.98            N/A            N/A
    End of period                                   $       5.49   $       5.48            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     2,691          1,344            N/A            N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                             $      10.53            N/A            N/A            N/A
    End of period                                   $      10.85            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     1,003            N/A            N/A            N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                             $      11.06            N/A            N/A            N/A
    End of period                                   $      12.04            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       262            N/A            N/A            N/A

JNL/MCM Oil & Gas Sector Division(634)

  Accumulation unit value:
    Beginning of period                             $      16.65   $      14.47            N/A            N/A
    End of period                                   $      22.28   $      16.65            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     4,273            556            N/A            N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(503)

  Accumulation unit value:
    Beginning of period                             $       9.54   $       8.61            N/A            N/A
    End of period                                   $      12.80   $       9.54            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    48,255         14,822            N/A            N/A

JNL/AIM Premier Equity II Division(510)

  Accumulation unit value:
    Beginning of period                                      N/A   $       9.31            N/A            N/A
    End of period                                            N/A   $       9.04            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A              -            N/A            N/A

JNL/AIM Small Cap Growth Division(464)

  Accumulation unit value:
    Beginning of period                             $      11.61   $      11.12   $      11.14            N/A
    End of period                                   $      12.31   $      11.61   $      11.12            N/A
  Accumulation units outstanding
  at the end of period                                     4,257          2,749          1,143            N/A

JNL/AIM Large Cap Growth Division(464)

  Accumulation unit value:
    Beginning of period                             $      10.89   $      10.12   $      10.06            N/A
    End of period                                   $      11.42   $      10.89   $      10.12            N/A
  Accumulation units outstanding
  at the end of period                                     2,343          5,604          2,265            N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                             $      10.74            N/A            N/A            N/A
    End of period                                   $      11.53            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     1,161            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division(938)

  Accumulation unit value:
    Beginning of period                             $      10.70            N/A            N/A            N/A
    End of period                                   $      11.22            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       762            N/A            N/A            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(907)

  Accumulation unit value:
    Beginning of period                             $      10.94            N/A            N/A            N/A
    End of period                                   $      10.87            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     1,591            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                             $       9.70            N/A            N/A            N/A
    End of period                                   $      10.46            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    10,707            N/A            N/A            N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                             $      12.63            N/A            N/A            N/A
    End of period                                   $      15.48            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    20,917            N/A            N/A            N/A

JNL/MCM JNL 5 Division(702)

  Accumulation unit value:
    Beginning of period                             $      10.89   $      10.24            N/A            N/A
    End of period                                   $      11.78   $      10.89            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   373,848         19,203            N/A            N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                             $      10.87            N/A            N/A            N/A
    End of period                                   $      11.87            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     3,998            N/A            N/A            N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                             $      10.19            N/A            N/A            N/A
    End of period                                   $      10.76            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     1,662            N/A            N/A            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                             $      10.36            N/A            N/A            N/A
    End of period                                   $      10.44            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    16,325            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.25%

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(326)

  Accumulation unit value:
    Beginning of period                             $       7.94   $       7.29   $       6.22            N/A
    End of period                                   $       8.09   $       7.94   $       7.29            N/A
  Accumulation units outstanding
  at the end of period                                     5,453          5,147            886            N/A

JNL/FMR Capital Growth Division(377)

  Accumulation unit value:
    Beginning of period                             $      19.36   $      16.78   $      15.00            N/A
    End of period                                   $      20.09   $      19.36   $      16.78            N/A
  Accumulation units outstanding
  at the end of period                                        33              -              -            N/A

JNL/Select Large Cap Growth Division(523)

  Accumulation unit value:
    Beginning of period                             $      24.06   $      22.61            N/A            N/A
    End of period                                   $      24.63   $      24.06            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     1,856          3,456            N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                             $      20.91            N/A            N/A            N/A
    End of period                                   $      21.31            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       956            N/A            N/A            N/A

JNL/Select Balanced Division(313)

  Accumulation unit value:
    Beginning of period                             $      21.22   $      19.57   $      16.69            N/A
    End of period                                   $      21.84   $      21.22   $      19.57            N/A
  Accumulation units outstanding
  at the end of period                                     2,631          1,677          1,013            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                             $      18.39            N/A            N/A            N/A
    End of period                                   $      19.78            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       169            N/A            N/A            N/A

JNL/Putnam Value Equity Division(282)

  Accumulation unit value:
    Beginning of period                             $      18.30   $      17.05   $      12.90            N/A
    End of period                                   $      18.77   $      18.30   $      17.05            N/A
  Accumulation units outstanding
  at the end of period                                       644            613              -            N/A

JNL/Select Money Market Division(380)

  Accumulation unit value:
    Beginning of period                             $      11.27   $      11.44   $      11.53            N/A
    End of period                                   $      11.32   $      11.27   $      11.44            N/A
  Accumulation units outstanding
  at the end of period                                    14,751          4,673            960            N/A

JNL/PPM America High Yield Bond
Division(313)

  Accumulation unit value:
    Beginning of period                                      N/A   $      14.40   $      13.20            N/A
    End of period                                            N/A   $      14.80   $      14.40            N/A
  Accumulation units outstanding
  at the end of period                                       N/A              -          1,994            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(282)

  Accumulation unit value:
    Beginning of period                             $      14.42   $      14.21   $      14.49            N/A
    End of period                                   $      14.44   $      14.42   $      14.21            N/A
  Accumulation units outstanding
  at the end of period                                     2,965          1,943          1,839            N/A

JNL/Salomon Brothers Strategic
Bond Division(326)

  Accumulation unit value:
    Beginning of period                             $      17.16   $      16.42   $      15.98            N/A
    End of period                                   $      17.22   $      17.16   $      16.42            N/A
  Accumulation units outstanding
  at the end of period                                     4,708          3,429          1,168            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(313)

  Accumulation unit value:
    Beginning of period                             $      23.76   $      22.12   $      18.21            N/A
    End of period                                   $      24.65   $      23.76   $      22.12            N/A
  Accumulation units outstanding
  at the end of period                                     5,542          2,322              -            N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(282)

  Accumulation unit value:
    Beginning of period                             $      30.87   $      26.74   $      18.45            N/A
    End of period                                   $      34.43   $      30.87   $      26.74            N/A
  Accumulation units outstanding
  at the end of period                                     7,595          3,341              -            N/A

JNL/JPMorgan International Equity
Division(380)

  Accumulation unit value:
    Beginning of period                             $      12.42   $      10.92   $       9.24            N/A
    End of period                                   $      13.44   $      12.42   $      10.92            N/A
  Accumulation units outstanding
  at the end of period                                     9,853          3,888            271            N/A

JNL/Alger Growth Division(336)

  Accumulation unit value:
    Beginning of period                             $      16.14   $      15.71   $      13.38            N/A
    End of period                                   $      17.72   $      16.14   $      15.71            N/A
  Accumulation units outstanding
  at the end of period                                    12,241            580              -            N/A

JNL/Eagle Core Equity Division(282)

  Accumulation unit value:
    Beginning of period                             $      16.02   $      15.41   $      11.88            N/A
    End of period                                   $      16.19   $      16.02   $      15.41            N/A
  Accumulation units outstanding
  at the end of period                                     3,260          1,636              -            N/A

JNL/Eagle SmallCap Equity Division(282)

  Accumulation unit value:
    Beginning of period                             $      18.23   $      15.69   $      10.13            N/A
    End of period                                   $      18.27   $      18.23   $      15.69            N/A
  Accumulation units outstanding
  at the end of period                                         -            693              -            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(310)

  Accumulation unit value:
    Beginning of period                             $      11.90   $      11.11   $       9.65            N/A
    End of period                                   $      12.39   $      11.90   $      11.11            N/A
  Accumulation units outstanding
  at the end of period                                    67,608         50,258         19,972            N/A

JNL/S&P Managed Growth Division(372)

  Accumulation unit value:
    Beginning of period                             $      12.19   $      11.19   $      10.15            N/A
    End of period                                   $      12.81   $      12.19   $      11.19            N/A
  Accumulation units outstanding
  at the end of period                                   231,889        203,866         96,541            N/A

JNL/S&P Managed Aggressive Growth
Division(483)

  Accumulation unit value:
    Beginning of period                             $      11.97   $      10.87   $      10.75            N/A
    End of period                                   $      12.70   $      11.97   $      10.87            N/A
  Accumulation units outstanding
  at the end of period                                    99,742         95,786         23,247            N/A

JNL/S&P Very Aggressive Growth
Division I(483)

  Accumulation unit value:
    Beginning of period                                      N/A   $      10.49   $      10.36            N/A
    End of period                                            N/A   $      10.67   $      10.49            N/A
  Accumulation units outstanding
  at the end of period                                       N/A              -         48,284            N/A

JNL/S&P Equity Growth Division I(451)

  Accumulation unit value:
    Beginning of period                                      N/A   $       9.80   $       9.27            N/A
    End of period                                            N/A   $       9.92   $       9.80            N/A
  Accumulation units outstanding
  at the end of period                                       N/A              -          7,554            N/A

JNL/S&P Equity Aggressive Growth
Division I(542)

  Accumulation unit value:
    Beginning of period                                      N/A   $       9.93            N/A            N/A
    End of period                                            N/A   $      10.18            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A              -            N/A            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(266)

  Accumulation unit value:
    Beginning of period                             $      10.25   $       9.53   $       7.19            N/A
    End of period                                   $      10.46   $      10.25   $       9.53            N/A
  Accumulation units outstanding
  at the end of period                                    32,201         22,687         12,199            N/A

JNL/MCM S&P 400 MidCap Index Division(266)

  Accumulation unit value:
    Beginning of period                             $      12.54   $      11.08   $       7.89            N/A
    End of period                                   $      13.74   $      12.54   $      11.08            N/A
  Accumulation units outstanding
  at the end of period                                    23,142          9,193          3,824            N/A

JNL/Alliance Capital Growth Division(567)

  Accumulation unit value:
    Beginning of period                             $       9.37   $       9.01            N/A            N/A
    End of period                                   $       8.50   $       9.37            N/A            N/A
  Accumulation units outstanding
  at the end of period                                         -              -            N/A            N/A

JNL/JPMorgan International Value
Division(281)

  Accumulation unit value:
    Beginning of period                             $       9.87   $       8.24   $       5.53            N/A
    End of period                                   $      11.45   $       9.87   $       8.24            N/A
  Accumulation units outstanding
  at the end of period                                    12,637          3,966              -            N/A

JNL/PIMCO Total Return Bond Division(282)

  Accumulation unit value:
    Beginning of period                             $      13.22   $      12.94   $      12.83            N/A
    End of period                                   $      13.22   $      13.22   $      12.94            N/A
  Accumulation units outstanding
  at the end of period                                    45,897         17,621          3,491            N/A

JNL/MCM Small Cap Index Division(266)

  Accumulation unit value:
    Beginning of period                             $      12.86   $      11.20   $       7.34            N/A
    End of period                                   $      13.10   $      12.86   $      11.20            N/A
  Accumulation units outstanding
  at the end of period                                    20,431         10,181          1,766            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/MCM International Index Division(266)

  Accumulation unit value:
    Beginning of period                             $      13.26   $      11.35   $       7.98            N/A
    End of period                                   $      14.69   $      13.26   $      11.35            N/A
  Accumulation units outstanding
  at the end of period                                    26,369         10,681          2,237            N/A

JNL/Lazard Small Cap Value Division(313)

  Accumulation unit value:
    Beginning of period                             $      13.82   $      12.25   $       9.10            N/A
    End of period                                   $      14.14   $      13.82   $      12.25            N/A
  Accumulation units outstanding
  at the end of period                                     9,448          4,124              -            N/A

JNL/Lazard Mid Cap Value Division(313)

  Accumulation unit value:
    Beginning of period                             $      16.27   $      13.34   $      10.63            N/A
    End of period                                   $      17.31   $      16.27   $      13.34            N/A
  Accumulation units outstanding
  at the end of period                                     9,506          2,685              -            N/A

JNL/MCM Bond Index Division(266)

  Accumulation unit value:
    Beginning of period                             $      10.84   $      10.70   $      10.64            N/A
    End of period                                   $      10.79   $      10.84   $      10.70            N/A
  Accumulation units outstanding
  at the end of period                                    22,851         13,389          1,999            N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                             $      12.34   $      12.02            N/A            N/A
    End of period                                   $      12.27   $      12.34            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     5,618          6,218            N/A            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

JNL/MCM Dow(SM) 10 Division(326)

  Accumulation unit value:
    Beginning of period                             $       9.19   $       9.14   $       7.32            N/A
    End of period                                   $       8.48   $       9.19   $       9.14            N/A
  Accumulation units outstanding
  at the end of period                                   159,515        139,976         79,789            N/A

JNL/Putnam Midcap Growth Division(518)

  Accumulation unit value:
    Beginning of period                             $       7.28   $       6.63            N/A            N/A
    End of period                                   $       7.98   $       7.28            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    10,724          3,018            N/A            N/A

JNL/T. Rowe Price Value Division(282)

  Accumulation unit value:
    Beginning of period                             $      12.70   $      11.27   $       8.02            N/A
    End of period                                   $      13.18   $      12.70   $      11.27            N/A
  Accumulation units outstanding
  at the end of period                                    31,410         14,820              -            N/A

JNL/FMR Balanced Division(313)

  Accumulation unit value:
    Beginning of period                             $       9.79   $       9.15   $       8.41            N/A
    End of period                                   $      10.54   $       9.79   $       9.15            N/A
  Accumulation units outstanding
  at the end of period                                    11,484          1,250            312            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(282)

  Accumulation unit value:
    Beginning of period                             $      11.02   $       9.56   $       6.30            N/A
    End of period                                   $      12.26   $      11.02   $       9.56            N/A
  Accumulation units outstanding
  at the end of period                                    12,971          4,164              -            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                             $       8.18            N/A            N/A            N/A
    End of period                                   $       8.49            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     4,730            N/A            N/A            N/A

JNL/Select Value Division(438)

  Accumulation unit value:
    Beginning of period                             $      16.13   $      14.38   $      13.01            N/A
    End of period                                   $      17.06   $      16.13   $      14.38            N/A
  Accumulation units outstanding
  at the end of period                                     5,216          6,429              -            N/A

JNL/MCM Global 15 Division(352)

  Accumulation unit value:
    Beginning of period                             $      11.28   $       9.00   $       7.68            N/A
    End of period                                   $      12.15   $      11.28   $       9.00            N/A
  Accumulation units outstanding
  at the end of period                                   138,059        122,270         72,791            N/A

JNL/MCM 25 Division(326)

  Accumulation unit value:
    Beginning of period                             $      11.46   $       9.62   $       7.38            N/A
    End of period                                   $      10.88   $      11.46   $       9.62            N/A
  Accumulation units outstanding
  at the end of period                                   131,406        123,953         78,200            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                             $      10.00            N/A            N/A            N/A
    End of period                                   $       9.94            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        67            N/A            N/A            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(352)

  Accumulation unit value:
    Beginning of period                             $      17.63   $      16.02   $      13.06            N/A
    End of period                                   $      18.78   $      17.63   $      16.02            N/A
  Accumulation units outstanding
  at the end of period                                    74,089         70,697         41,287            N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                             $       4.71            N/A            N/A            N/A
    End of period                                   $       5.49            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    13,645            N/A            N/A            N/A

JNL/MCM Healthcare Sector Division(545)

  Accumulation unit value:
    Beginning of period                             $      10.31   $       9.99            N/A            N/A
    End of period                                   $      10.85   $      10.31            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       597             80            N/A            N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                             $      10.92            N/A            N/A            N/A
    End of period                                   $      12.04            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                         -            N/A            N/A            N/A

JNL/MCM Oil & Gas Sector Division(716)

  Accumulation unit value:
    Beginning of period                             $      16.65   $      16.70            N/A            N/A
    End of period                                   $      22.26   $      16.65            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     7,845            103            N/A            N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                             $       4.06            N/A            N/A            N/A
    End of period                                   $       4.30            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     1,233            N/A            N/A            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(313)

  Accumulation unit value:
    Beginning of period                             $       9.54   $       8.30   $       7.17            N/A
    End of period                                   $      12.81   $       9.54   $       8.30            N/A
  Accumulation units outstanding
  at the end of period                                   129,744        142,056         84,563            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

JNL/AIM Small Cap Growth Division(313)

  Accumulation unit value:
    Beginning of period                             $      11.60   $      11.10   $       8.22            N/A
    End of period                                   $      12.30   $      11.60   $      11.10            N/A
  Accumulation units outstanding
  at the end of period                                     7,304            861              -            N/A

JNL/AIM Large Cap Growth Division(313)

  Accumulation unit value:
    Beginning of period                             $      10.88   $      10.12   $       8.39            N/A
    End of period                                   $      11.41   $      10.88   $      10.12            N/A
  Accumulation units outstanding
  at the end of period                                    10,816          6,573          1,264            N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                             $      10.74            N/A            N/A            N/A
    End of period                                   $      11.53            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     2,413            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division(913)

  Accumulation unit value:
    Beginning of period                             $      11.12            N/A            N/A            N/A
    End of period                                   $      11.22            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     2,410            N/A            N/A            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division(710)

  Accumulation unit value:
    Beginning of period                             $      10.81   $      10.59            N/A            N/A
    End of period                                   $      10.46   $      10.81            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    18,673          2,431            N/A            N/A

JNL/MCM Value Line 25 Division(736)

  Accumulation unit value:
    Beginning of period                             $      11.41   $      11.45            N/A            N/A
    End of period                                   $      15.48   $      11.41            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    42,048            697            N/A            N/A

JNL/MCM JNL 5 Division(699)

  Accumulation unit value:
    Beginning of period                             $      10.89   $      10.22            N/A            N/A
    End of period                                   $      11.78   $      10.89            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   164,555          2,368            N/A            N/A

JNL/MCM VIP Division(716)

  Accumulation unit value:
    Beginning of period                             $      11.06   $      10.77            N/A            N/A
    End of period                                   $      11.87   $      11.06            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     9,336            368            N/A            N/A

JNL/S&P Managed Moderate Division(686)

  Accumulation unit value:
    Beginning of period                             $      10.48   $       9.87            N/A            N/A
    End of period                                   $      10.76   $      10.48            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    16,350          8,561            N/A            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division(717)

  Accumulation unit value:
    Beginning of period                             $      10.29   $      10.18            N/A            N/A
    End of period                                   $      10.44   $      10.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    43,704          4,722            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.26%

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(118)

  Accumulation unit value:
    Beginning of period                             $       7.93   $       7.29   $       5.78   $       7.40
    End of period                                   $       8.08   $       7.93   $       7.29   $       5.78
  Accumulation units outstanding
  at the end of period                                    59,866         70,353         41,775          5,672

JNL/FMR Capital Growth Division(118)

  Accumulation unit value:
    Beginning of period                             $      19.34   $      16.76   $      12.64   $      16.24
    End of period                                   $      20.07   $      19.34   $      16.76   $      12.64
  Accumulation units outstanding
  at the end of period                                    27,015         12,163          7,867          1,517

JNL/Select Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                             $      24.04   $      22.02   $      16.63   $      21.12
    End of period                                   $      24.60   $      24.04   $      22.02   $      16.63
  Accumulation units outstanding
  at the end of period                                    32,642         12,759         16,635            572

JNL/Select Global Growth Division(584)

  Accumulation unit value:
    Beginning of period                             $      21.36   $      18.88            N/A            N/A
    End of period                                   $      21.29   $      21.36            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     6,868            680            N/A            N/A

JNL/Select Balanced Division(140)

  Accumulation unit value:
    Beginning of period                             $      21.20   $      19.55   $      16.45   $      17.31
    End of period                                   $      21.82   $      21.20   $      19.55   $      16.45
  Accumulation units outstanding
  at the end of period                                    93,465         47,751         22,991         17,989

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/Putnam Equity Division(468)

  Accumulation unit value:
    Beginning of period                             $      18.59   $      16.82   $      16.24            N/A
    End of period                                   $      19.76   $      18.59   $      16.82            N/A
  Accumulation units outstanding
  at the end of period                                    10,605          8,805            512            N/A

JNL/Putnam Value Equity Division(118)

  Accumulation unit value:
    Beginning of period                             $      18.25   $      17.01   $      13.97   $      17.41
    End of period                                   $      18.72   $      18.25   $      17.01   $      13.97
  Accumulation units outstanding
  at the end of period                                    17,820         13,553         12,821          9,264

JNL/Select Money Market Division(118)

  Accumulation unit value:
    Beginning of period                             $      11.26   $      11.43   $      11.64   $      11.73
    End of period                                   $      11.31   $      11.26   $      11.43   $      11.64
  Accumulation units outstanding
  at the end of period                                   269,025         83,929         18,308         12,014

JNL/PPM America High Yield Bond
Division(118)

  Accumulation unit value:
    Beginning of period                                      N/A   $      14.39   $      12.41   $      12.49
    End of period                                            N/A   $      14.79   $      14.39   $      12.41
  Accumulation units outstanding
  at the end of period                                       N/A              -         49,165         12,902

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(118)

  Accumulation unit value:
    Beginning of period                             $      14.34   $      14.13   $      14.28   $      13.22
    End of period                                   $      14.35   $      14.34   $      14.13   $      14.28
  Accumulation units outstanding
  at the end of period                                    54,434         35,109         39,367         34,516

JNL/Salomon Brothers Strategic
Bond Division(147)

  Accumulation unit value:
    Beginning of period                             $      17.15   $      16.41   $      14.78   $      13.95
    End of period                                   $      17.20   $      17.15   $      16.41   $      14.78
  Accumulation units outstanding
  at the end of period                                    75,921         34,730         14,314          6,804

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(147)

  Accumulation unit value:
    Beginning of period                             $      23.74   $      22.10   $      17.31   $      19.09
    End of period                                   $      24.62   $      23.74   $      22.10   $      17.31
  Accumulation units outstanding
  at the end of period                                   102,112         52,795         26,525          8,443

JNL/T. Rowe Price Mid-Cap Growth
Division(106)

  Accumulation unit value:
    Beginning of period                             $      30.81   $      26.70   $      19.71   $      25.21
    End of period                                   $      34.37   $      30.81   $      26.70   $      19.71
  Accumulation units outstanding
  at the end of period                                   103,655         70,243         23,086          5,739

JNL/JPMorgan International Equity
Division(118)

  Accumulation unit value:
    Beginning of period                             $      12.41   $      10.91   $       8.68   $      11.35
    End of period                                   $      13.43   $      12.41   $      10.91   $       8.68
  Accumulation units outstanding
  at the end of period                                    33,856         33,661          9,655          1,703

JNL/Alger Growth Division(118)

  Accumulation unit value:
    Beginning of period                             $      16.12   $      15.70   $      11.87   $      16.55
    End of period                                   $      17.70   $      16.12   $      15.70   $      11.87
  Accumulation units outstanding
  at the end of period                                    16,389         11,174         17,663          1,254

JNL/Eagle Core Equity Division(119)

  Accumulation unit value:
    Beginning of period                             $      16.01   $      15.40   $      12.65   $      15.81
    End of period                                   $      16.18   $      16.01   $      15.40   $      12.65
  Accumulation units outstanding
  at the end of period                                    43,949         35,097         27,520         12,499

JNL/Eagle SmallCap Equity Division(118)

  Accumulation unit value:
    Beginning of period                             $      18.23   $      15.69   $      11.47   $      15.79
    End of period                                   $      18.27   $      18.23   $      15.69   $      11.47
  Accumulation units outstanding
  at the end of period                                    77,855         51,332         22,745          8,555

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(115)

  Accumulation unit value:
    Beginning of period                             $      11.90   $      11.12   $       9.65   $      10.64
    End of period                                   $      12.38   $      11.90   $      11.12   $       9.65
  Accumulation units outstanding
  at the end of period                                   664,050        526,278        243,201         50,843

JNL/S&P Managed Growth Division(109)

  Accumulation unit value:
    Beginning of period                             $      12.18   $      11.19   $       9.40   $      10.66
    End of period                                   $      12.80   $      12.18   $      11.19   $       9.40
  Accumulation units outstanding
  at the end of period                                   686,434        663,166        179,580        114,892

JNL/S&P Managed Aggressive Growth
Division(115)

  Accumulation unit value:
    Beginning of period                             $      11.97   $      10.87   $       8.77   $      10.76
    End of period                                   $      12.69   $      11.97   $      10.87   $       8.77
  Accumulation units outstanding
  at the end of period                                   320,872        329,361         60,086          9,117

JNL/S&P Very Aggressive Growth
Division I(115)

  Accumulation unit value:
    Beginning of period                                      N/A   $      10.48   $       8.21   $      10.51
    End of period                                            N/A   $      10.66   $      10.48   $       8.21
  Accumulation units outstanding
  at the end of period                                       N/A              -         18,947          1,646

JNL/S&P Equity Growth Division I(115)

  Accumulation unit value:
    Beginning of period                                      N/A   $       9.79   $       7.73   $       9.90
    End of period                                            N/A   $       9.92   $       9.79   $       7.73
  Accumulation units outstanding
  at the end of period                                       N/A              -         29,882         18,678

JNL/S&P Equity Aggressive Growth
Division I(115)

  Accumulation unit value:
    Beginning of period                                      N/A   $      10.01   $       7.88   $      10.08
    End of period                                            N/A   $      10.17   $      10.01   $       7.88
  Accumulation units outstanding
  at the end of period                                       N/A              -          4,994          2,761

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                             $      10.25   $       9.52   $       7.62   $       9.66
    End of period                                   $      10.46   $      10.25   $       9.52   $       7.62
  Accumulation units outstanding
  at the end of period                                   534,129        358,631         98,632         31,716

JNL/MCM S&P 400 MidCap Index Division(118)

  Accumulation unit value:
    Beginning of period                             $      12.54   $      11.08   $       8.42   $      10.80
    End of period                                   $      13.73   $      12.54   $      11.08   $       8.42
  Accumulation units outstanding
  at the end of period                                   241,903        175,863         39,462         19,998

JNL/Alliance Capital Growth Division(106)

  Accumulation unit value:
    Beginning of period                             $       9.36   $       9.01   $       7.41   $       9.53
    End of period                                   $       8.49   $       9.36   $       9.01   $       7.41
  Accumulation units outstanding
  at the end of period                                         -         22,195         11,925          2,860

JNL/JPMorgan International Value
Division(248)

  Accumulation unit value:
    Beginning of period                             $       9.87   $       8.24   $       6.04   $       6.04
    End of period                                   $      11.44   $       9.87   $       8.24   $       6.04
  Accumulation units outstanding
  at the end of period                                   135,945        101,798         23,206            310

JNL/PIMCO Total Return Bond Division(118)

  Accumulation unit value:
    Beginning of period                             $      13.17   $      12.90   $      12.59   $      12.04
    End of period                                   $      13.17   $      13.17   $      12.90   $      12.59
  Accumulation units outstanding
  at the end of period                                   294,910        162,800         77,284         38,876

JNL/MCM Small Cap Index Division(118)

  Accumulation unit value:
    Beginning of period                             $      12.85   $      11.20   $       7.85   $      10.52
    End of period                                   $      13.10   $      12.85   $      11.20   $       7.85
  Accumulation units outstanding
  at the end of period                                   295,636        173,718         33,076         16,696

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/MCM International Index Division(118)

  Accumulation unit value:
    Beginning of period                             $      13.26   $      11.35   $       8.45   $      10.67
    End of period                                   $      14.69   $      13.26   $      11.35   $       8.45
  Accumulation units outstanding
  at the end of period                                   193,469        141,517         34,526         15,103

JNL/Lazard Small Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                             $      13.80   $      12.23   $       9.01   $      11.82
    End of period                                   $      14.12   $      13.80   $      12.23   $       9.01
  Accumulation units outstanding
  at the end of period                                   112,398         94,383         33,798          8,943

JNL/Lazard Mid Cap Value Division(118)

  Accumulation unit value:
    Beginning of period                             $      16.26   $      13.33   $      10.58   $      12.99
    End of period                                   $      17.30   $      16.26   $      13.33   $      10.58
  Accumulation units outstanding
  at the end of period                                   191,628        152,571         53,281          9,524

JNL/MCM Bond Index Division(143)

  Accumulation unit value:
    Beginning of period                             $      10.83   $      10.69   $      10.62   $      10.13
    End of period                                   $      10.79   $      10.83   $      10.69   $      10.62
  Accumulation units outstanding
  at the end of period                                   193,616        123,909         37,051         11,145

JNL/S&P Core Index 100 Division(122)

  Accumulation unit value:
    Beginning of period                                      N/A            N/A   $       8.47   $       9.71
    End of period                                            N/A            N/A   $      10.11   $       8.47
  Accumulation units outstanding
  at the end of period                                       N/A            N/A        100,106         79,351

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                             $      12.34   $      12.01            N/A            N/A
    End of period                                   $      12.26   $      12.34            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   230,151        161,053            N/A            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division(106)

  Accumulation unit value:
    Beginning of period                                      N/A   $       9.82   $       7.67   $       9.74
    End of period                                            N/A   $       9.95   $       9.82   $       7.67
  Accumulation units outstanding
  at the end of period                                       N/A              -         13,556         13,621

JNL/S&P Core Index 75 Division(122)

  Accumulation unit value:
    Beginning of period                                      N/A   $       9.98   $       8.07   $       9.66
    End of period                                            N/A   $      10.13   $       9.98   $       8.07
  Accumulation units outstanding
  at the end of period                                       N/A              -          7,655          1,644

JNL/MCM Dow(SM) 10 Division(106)

  Accumulation unit value:
    Beginning of period                             $       9.19   $       9.13   $       7.43   $       8.88
    End of period                                   $       8.47   $       9.19   $       9.13   $       7.43
  Accumulation units outstanding
  at the end of period                                   562,319        421,786        160,200         29,155

JNL/Putnam Midcap Growth Division(118)

  Accumulation unit value:
    Beginning of period                             $       7.28   $       6.28   $       4.81   $       6.52
    End of period                                   $       7.98   $       7.28   $       6.28   $       4.81
  Accumulation units outstanding
  at the end of period                                    33,445         24,808         14,351          7,001

JNL/T. Rowe Price Value Division(106)

  Accumulation unit value:
    Beginning of period                             $      12.70   $      11.27   $       8.88   $      11.06
    End of period                                   $      13.18   $      12.70   $      11.27   $       8.88
  Accumulation units outstanding
  at the end of period                                   272,339        191,801         39,629         26,115

JNL/FMR Balanced Division(118)

  Accumulation unit value:
    Beginning of period                             $       9.79   $       9.15   $       8.23   $       9.02
    End of period                                   $      10.54   $       9.79   $       9.15   $       8.23
  Accumulation units outstanding
  at the end of period                                   110,499         66,687         31,160          4,112

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(118)

  Accumulation unit value:
    Beginning of period                             $      10.99   $       9.53   $       6.93   $       9.11
    End of period                                   $      12.22   $      10.99   $       9.53   $       6.93
  Accumulation units outstanding
  at the end of period                                    95,808         60,827         23,659          5,575

JNL/Oppenheimer Growth Division(118)

  Accumulation unit value:
    Beginning of period                             $       7.95   $       7.80   $       6.78   $       8.53
    End of period                                   $       8.49   $       7.95   $       7.80   $       6.78
  Accumulation units outstanding
  at the end of period                                    41,600         27,038         18,762          3,085

JNL/Select Value Division(257)

  Accumulation unit value:
    Beginning of period                             $      16.15   $      14.39   $      10.63            N/A
    End of period                                   $      17.07   $      16.15   $      14.39            N/A
  Accumulation units outstanding
  at the end of period                                    72,323         50,703          8,299            N/A

JNL/MCM Global 15 Division(138)

  Accumulation unit value:
    Beginning of period                             $      11.27   $       9.00   $       6.91   $       8.11
    End of period                                   $      12.14   $      11.27   $       9.00   $       6.91
  Accumulation units outstanding
  at the end of period                                   459,467        354,283         99,057         19,941

JNL/MCM 25 Division(138)

  Accumulation unit value:
    Beginning of period                             $      11.46   $       9.61   $       7.40   $       9.05
    End of period                                   $      10.87   $      11.46   $       9.61   $       7.40
  Accumulation units outstanding
  at the end of period                                   466,812        384,239        108,714         34,391

JNL/MCM Consumer Brands Sector
Division(537)

  Accumulation unit value:
    Beginning of period                             $      10.41   $       9.58            N/A            N/A
    End of period                                   $       9.94   $      10.41            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     6,508          5,945            N/A            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(138)

  Accumulation unit value:
    Beginning of period                             $      17.62   $      16.01   $      11.06   $      13.29
    End of period                                   $      18.77   $      17.62   $      16.01   $      11.06
  Accumulation units outstanding
  at the end of period                                   339,977        226,073         56,641         14,164

JNL/MCM Technology Sector Division(522)

  Accumulation unit value:
    Beginning of period                             $       5.48   $       5.50            N/A            N/A
    End of period                                   $       5.48   $       5.48            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    33,787         10,964            N/A            N/A

JNL/MCM Healthcare Sector Division(531)

  Accumulation unit value:
    Beginning of period                             $      10.31   $      10.68            N/A            N/A
    End of period                                   $      10.85   $      10.31            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    44,278         36,257            N/A            N/A

JNL/MCM Financial Sector Division(497)

  Accumulation unit value:
    Beginning of period                             $      11.60   $      10.68            N/A            N/A
    End of period                                   $      12.03   $      11.60            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    25,160         17,838            N/A            N/A

JNL/MCM Oil & Gas Sector Division(522)

  Accumulation unit value:
    Beginning of period                             $      16.64   $      13.37            N/A            N/A
    End of period                                   $      22.26   $      16.64            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   112,953         43,813            N/A            N/A

JNL/MCM Communications Sector
Division(539)

  Accumulation unit value:
    Beginning of period                             $       4.35   $       4.01            N/A            N/A
    End of period                                   $       4.30   $       4.35            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    10,168          7,222            N/A            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(137)

  Accumulation unit value:
    Beginning of period                             $       9.53   $       8.29   $       7.13   $       9.26
    End of period                                   $      12.79   $       9.53   $       8.29   $       7.13
  Accumulation units outstanding
  at the end of period                                   435,551        348,651        105,954         26,507

JNL/AIM Premier Equity II Division(106)

  Accumulation unit value:
    Beginning of period                                      N/A   $       9.26   $       7.72   $      10.26
    End of period                                            N/A   $       9.03   $       9.26   $       7.72
  Accumulation units outstanding
  at the end of period                                       N/A              -         16,336          1,241

JNL/AIM Small Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                             $      11.61   $      11.11   $       8.21   $      10.97
    End of period                                   $      12.31   $      11.61   $      11.11   $       8.21
  Accumulation units outstanding
  at the end of period                                    32,247         26,295         27,118          1,762

JNL/AIM Large Cap Growth Division(118)

  Accumulation unit value:
    Beginning of period                             $      10.88   $      10.12   $       7.96   $      10.17
    End of period                                   $      11.41   $      10.88   $      10.12   $       7.96
  Accumulation units outstanding
  at the end of period                                   111,929         99,055         22,578          2,955

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                             $      10.51            N/A            N/A            N/A
    End of period                                   $      11.53            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    16,565            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division(856)

  Accumulation unit value:
    Beginning of period                             $      10.68            N/A            N/A            N/A
    End of period                                   $      11.22            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     3,736            N/A            N/A            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(856)

  Accumulation unit value:
    Beginning of period                             $      10.47            N/A            N/A            N/A
    End of period                                   $      10.87            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     6,165            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division(717)

  Accumulation unit value:
    Beginning of period                             $      10.81   $      10.77            N/A            N/A
    End of period                                   $      10.46   $      10.81            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    15,835          2,589            N/A            N/A

JNL/MCM Value Line 25 Division(688)

  Accumulation unit value:
    Beginning of period                             $      11.41   $       9.57            N/A            N/A
    End of period                                   $      15.48   $      11.41            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   189,656         22,896            N/A            N/A

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                             $      10.89   $       9.68            N/A            N/A
    End of period                                   $      11.78   $      10.89            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   879,835         63,914            N/A            N/A

JNL/MCM VIP Division(701)

  Accumulation unit value:
    Beginning of period                             $      11.06   $      10.41            N/A            N/A
    End of period                                   $      11.87   $      11.06            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    75,075         15,234            N/A            N/A

JNL/S&P Managed Moderate Division(699)

  Accumulation unit value:
    Beginning of period                             $      10.48   $      10.18            N/A            N/A
    End of period                                   $      10.76   $      10.48            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   229,928          7,640            N/A            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division(688)

  Accumulation unit value:
    Beginning of period                             $      10.29   $       9.96            N/A            N/A
    End of period                                   $      10.44   $      10.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    53,390          1,437            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.27%

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(90)

  Accumulation unit value:
    Beginning of period                             $       7.93   $       7.29   $       5.77   $       7.56
    End of period                                   $       8.08   $       7.93   $       7.29   $       5.77
  Accumulation units outstanding
  at the end of period                                     3,475          4,705              -              -

JNL/FMR Capital Growth Division(72)

  Accumulation unit value:
    Beginning of period                             $      19.32   $      16.75   $      12.63   $      16.57
    End of period                                   $      20.05   $      19.32   $      16.75   $      12.63
  Accumulation units outstanding
  at the end of period                                       395            422            207              -

JNL/Select Large Cap Growth Division(72)

  Accumulation unit value:
    Beginning of period                             $      24.01   $      22.00   $      16.61   $      23.14
    End of period                                   $      24.57   $      24.01   $      22.00   $      16.61
  Accumulation units outstanding
  at the end of period                                         -              -              -              -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

JNL/Select Balanced Division(484)

  Accumulation unit value:
    Beginning of period                             $      21.18   $      19.54   $      19.53            N/A
    End of period                                   $      21.80   $      21.18   $      19.54            N/A
  Accumulation units outstanding
  at the end of period                                       746            791            267            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

JNL/Putnam Value Equity Division(72)

  Accumulation unit value:
    Beginning of period                             $      18.23   $      16.99   $      13.96   $      18.21
    End of period                                   $      18.70   $      18.23   $      16.99   $      13.96
  Accumulation units outstanding
  at the end of period                                         -              -              -              -

JNL/Select Money Market Division(71)

  Accumulation unit value:
    Beginning of period                             $      11.23   $      11.40   $      11.61   $      11.73
    End of period                                   $      11.28   $      11.23   $      11.40   $      11.61
  Accumulation units outstanding
  at the end of period                                         -              -              -              -

JNL/PPM America High Yield Bond
Division(72)

  Accumulation unit value:
    Beginning of period                                      N/A   $      14.38   $      12.40   $      12.48
    End of period                                            N/A   $      14.77   $      14.38   $      12.40
  Accumulation units outstanding
  at the end of period                                       N/A              -              -              -

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(73)

  Accumulation unit value:
    Beginning of period                             $      14.33   $      14.12   $      14.27   $      13.06
    End of period                                   $      14.34   $      14.33   $      14.12   $      14.27
  Accumulation units outstanding
  at the end of period                                         -              -              -              -

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(484)

  Accumulation unit value:
    Beginning of period                             $      23.71   $      22.08   $      22.05            N/A
    End of period                                   $      24.60   $      23.71   $      22.08            N/A
  Accumulation units outstanding
  at the end of period                                       432            447            158            N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(72)

  Accumulation unit value:
    Beginning of period                             $      30.78   $      26.68   $      19.69   $      25.64
    End of period                                   $      34.34   $      30.78   $      26.68   $      19.69
  Accumulation units outstanding
  at the end of period                                       227            240              -              -

JNL/JPMorgan International Equity
Division(72)

  Accumulation unit value:
    Beginning of period                             $      12.40   $      10.90   $       8.68   $      11.13
    End of period                                   $      13.41   $      12.40   $      10.90   $       8.68
  Accumulation units outstanding
  at the end of period                                         -              -              -              -

JNL/Alger Growth Division(104)

  Accumulation unit value:
    Beginning of period                             $      16.11   $      15.69   $      11.86   $      16.09
    End of period                                   $      17.68   $      16.11   $      15.69   $      11.86
  Accumulation units outstanding
  at the end of period                                         -              -              -              -

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

JNL/Eagle SmallCap Equity Division(104)

  Accumulation unit value:
    Beginning of period                             $      18.21   $      15.68   $      11.46   $      15.72
    End of period                                   $      18.25   $      18.21   $      15.68   $      11.46
  Accumulation units outstanding
  at the end of period                                         -              -              -              -

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(99)

  Accumulation unit value:
    Beginning of period                             $      11.89   $      11.10   $       9.64   $      10.71
    End of period                                   $      12.37   $      11.89   $      11.10   $       9.64
  Accumulation units outstanding
  at the end of period                                    17,513          3,685              -              -

JNL/S&P Managed Growth Division(86)

  Accumulation unit value:
    Beginning of period                             $      12.18   $      11.18   $       9.40   $      11.01
    End of period                                   $      12.79   $      12.18   $      11.18   $       9.40
  Accumulation units outstanding
  at the end of period                                     6,829          9,105              -              -

JNL/S&P Managed Aggressive Growth
Division(78)

  Accumulation unit value:
    Beginning of period                             $      11.96   $      10.86   $       8.76   $      11.08
    End of period                                   $      12.68   $      11.96   $      10.86   $       8.76
  Accumulation units outstanding
  at the end of period                                    35,496         37,302              -              -

JNL/S&P Very Aggressive Growth
Division I(96)

  Accumulation unit value:
    Beginning of period                                      N/A   $      10.48   $       8.21   $      10.78
    End of period                                            N/A   $      10.65   $      10.48   $       8.21
  Accumulation units outstanding
  at the end of period                                       N/A              -              -              -

JNL/S&P Equity Growth Division I(79)

  Accumulation unit value:
    Beginning of period                                      N/A   $       9.79   $       7.73   $      10.32
    End of period                                            N/A   $       9.91   $       9.79   $       7.73
  Accumulation units outstanding
  at the end of period                                       N/A              -              -              -

JNL/S&P Equity Aggressive Growth
Division I(79)

  Accumulation unit value:
    Beginning of period                                      N/A   $      10.01   $       7.88   $      10.51
    End of period                                            N/A   $      10.16   $      10.01   $       7.88
  Accumulation units outstanding
  at the end of period                                       N/A              -              -              -

INVESTMENT DIVISIONS                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2005           2004           2003           2002
                                                    ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(94)

  Accumulation unit value:
    Beginning of period                             $      10.25   $       9.52   $       7.62   $       9.64
    End of period                                   $      10.45   $      10.25   $       9.52   $       7.62
  Accumulation units outstanding
  at the end of period                                     3,846          4,862            549              -

JNL/MCM S&P 400 MidCap Index Division(99)

  Accumulation unit value:
    Beginning of period                             $      12.54   $      11.08   $       8.42   $      10.75
    End of period                                   $      13.72   $      12.54   $      11.08   $       8.42
  Accumulation units outstanding
  at the end of period                                       573            611              -              -

JNL/Alliance Capital Growth Division(80)

  Accumulation unit value:
    Beginning of period                             $       9.36   $       9.00   $       7.41   $      10.37
    End of period                                   $       8.48   $       9.36   $       9.00   $       7.41
  Accumulation units outstanding
  at the end of period                                         -              -              -              -

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                                      N/A            N/A            N/A            N/A
    End of period                                            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       N/A            N/A            N/A            N/A

JNL/PIMCO Total Return Bond Division(73)

  Accumulation unit value:
    Beginning of period                             $      13.16   $      12.89   $      12.58   $      11.92
    End of period                                   $      13.16   $      13.16   $      12.89   $      12.58
  Accumulation units outstanding
  at the end of period                                         -              -              -              -

JNL/MCM Small Cap Index Division(99)

  Accumulation unit value:
    Beginning of period                             $      12.85   $      11.19   $       7.85   $      10.57
    End of period                                   $      13.09   $      12.85   $      11.19   $       7.85
  Accumulation units outstanding
  at the end of period                                       564            602              -              -

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------

JNL/MCM International Index Division(72)

  Accumulation unit value:
   Beginning of period                       $      13.25     $      11.35     $       8.45     $      10.35
   End of period                             $      14.68     $      13.25     $      11.35     $       8.45
  Accumulation units outstanding
  at the end of period                                543              579                -                -

JNL/Lazard Small Cap Value Division(72)

  Accumulation unit value:
   Beginning of period                       $      13.79     $      12.23     $       9.01     $      11.75
   End of period                             $      14.11     $      13.79     $      12.23     $       9.01
  Accumulation units outstanding
  at the end of period                                756              795              282                -

JNL/Lazard Mid Cap Value Division(72)

  Accumulation unit value:
   Beginning of period                       $      16.25     $      13.33     $      10.58     $      13.21
   End of period                             $      17.28     $      16.25     $      13.33     $      10.58
  Accumulation units outstanding
  at the end of period                                238              251              261                -

JNL/MCM Bond Index Division(646)

  Accumulation unit value:
    Beginning of period                      $      10.83     $      10.75              N/A              N/A
    End of period                            $      10.78     $      10.83              N/A              N/A
  Accumulation units outstanding
  at the end of period                                961            1,041              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                      $      12.33     $      12.01              N/A              N/A
    End of period                            $      12.25     $      12.33              N/A              N/A
  Accumulation units outstanding
  at the end of period                                315              340              N/A              N/A

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------

JNL/S&P Core Index 50 Division(78)

  Accumulation unit value:
   Beginning of period                                N/A     $       9.82     $       7.67     $      10.15
   End of period                                      N/A     $       9.95     $       9.82     $       7.67
  Accumulation units outstanding
  at the end of period                                N/A                -                -                -

JNL/S&P Core Index 75 Division

  Accumulation unit value:
   Beginning of period                                N/A              N/A              N/A              N/A
   End of period                                      N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/MCM Dow(SM)10 Division(72)

  Accumulation unit value:
   Beginning of period                       $       9.18     $       9.13     $       7.43     $       9.28
   End of period                             $       8.47     $       9.18     $       9.13     $       7.43
  Accumulation units outstanding
  at the end of period                             14,703            6,038                -                -

JNL/Putnam Midcap Growth Division(94)

  Accumulation unit value:
    Beginning of period                      $       7.28     $       6.28     $       4.81     $       6.58
    End of period                            $       7.98     $       7.28     $       6.28     $       4.81
  Accumulation units outstanding
  at the end of period                                  -                -                -                -

JNL/T. Rowe Price Value Division(73)

  Accumulation unit value:
   Beginning of period                       $      12.69     $      11.27     $       8.88     $      11.45
   End of period                             $      13.17     $      12.69     $      11.27     $       8.88
  Accumulation units outstanding
  at the end of period                              3,794            2,067                -                -

JNL/FMR Balanced Division(73)

  Accumulation unit value:
    Beginning of period                      $       9.79     $       9.15     $       8.23     $       9.10
    End of period                            $      10.54     $       9.79     $       9.15     $       8.23
  Accumulation units outstanding
  at the end of period                                584              591                -                -

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------

JNL/Oppenheimer Global Growth
Division(104)

  Accumulation unit value:
   Beginning of period                       $      10.98     $       9.53     $       6.93     $       8.90
   End of period                             $      12.21     $      10.98     $       9.53     $       6.93
  Accumulation units outstanding
  at the end of period                                267              271                -                -

JNL/Oppenheimer Growth Division(73)

  Accumulation unit value:
   Beginning of period                       $       7.95     $       7.80     $       6.77     $       8.90
   End of period                             $       8.48     $       7.95     $       7.80     $       6.77
  Accumulation units outstanding
  at the end of period                                  -                -                -                -

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(616)

  Accumulation unit value:
   Beginning of period                       $      11.26     $       9.34              N/A              N/A
   End of period                             $      12.13     $      11.26              N/A              N/A
  Accumulation units outstanding
  at the end of period                              9,617            5,450              N/A              N/A

JNL/MCM 25 Division(616)

  Accumulation unit value:
   Beginning of period                       $      11.45     $      10.21              N/A              N/A
   End of period                             $      10.87     $      11.45              N/A              N/A
  Accumulation units outstanding
  at the end of period                              7,235            5,047              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(616)

  Accumulation unit value:
   Beginning of period                       $      17.61     $      15.18             N/A
   End of period                             $      18.75     $      17.61             N/A
  Accumulation units outstanding
  at the end of period                              4,890            3,110             N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A             N/A
    End of period                                     N/A              N/A             N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A             N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
   Beginning of period                       $      10.64              N/A             N/A
   End of period                             $      10.84              N/A             N/A
  Accumulation units outstanding
  at the end of period                              1,377              N/A             N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A             N/A
    End of period                                     N/A              N/A             N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A             N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                      $      17.80              N/A             N/A
    End of period                            $      22.23              N/A             N/A
  Accumulation units outstanding
  at the end of period                                686              N/A             N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A             N/A
    End of period                                     N/A              N/A             N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A             N/A

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(616)

  Accumulation unit value:
   Beginning of period                       $       9.53     $       8.17              N/A              N/A
   End of period                             $      12.78     $       9.53              N/A              N/A
  Accumulation units outstanding
  at the end of period                             10,022            6,296              N/A              N/A

JNL/AIM Premier Equity II Division(80)

  Accumulation unit value:
   Beginning of period                                N/A     $       9.26     $       7.72     $      10.78
   End of period                                      N/A     $       9.03     $       9.26     $       7.72
  Accumulation units outstanding
  at the end of period                                N/A                -                -                -

JNL/AIM Small Cap Growth Division(104)

  Accumulation unit value:
   Beginning of period                       $      11.60     $      11.11     $       8.21     $      10.79
   End of period                             $      12.30     $      11.60     $      11.11     $      11.11
  Accumulation units outstanding
  at the end of period                                853              876              311                -

JNL/AIM Large Cap Growth Division(104)

  Accumulation unit value:
    Beginning of period                      $      10.88     $      10.12     $       7.96     $       9.82
    End of period                            $      11.41     $      10.88     $      10.12     $       7.96
  Accumulation units outstanding
  at the end of period                              1,241            1,291              686                -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                      $      10.07              N/A              N/A              N/A
    End of period                            $      10.46              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              3,462              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                      $      11.70              N/A              N/A              N/A
    End of period                            $      15.48              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              4,239              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                      $      11.28              N/A              N/A              N/A
    End of period                            $      11.78              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                  -              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.28%

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(692)

  Accumulation unit value:
    Beginning of period                      $      30.75     $      28.35              N/A              N/A
    End of period                            $      34.30     $      30.75              N/A              N/A
  Accumulation units outstanding
  at the end of period                                 59               62              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(692)

  Accumulation unit value:
    Beginning of period                      $      13.15     $      13.15              N/A              N/A
    End of period                            $      13.16     $      13.15              N/A              N/A
  Accumulation units outstanding
  at the end of period                                106              100              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(692)

  Accumulation unit value:
    Beginning of period                      $      12.31     $      12.12              N/A              N/A
    End of period                            $      12.24     $      12.31              N/A              N/A
  Accumulation units outstanding
  at the end of period                                114              108              N/A              N/A

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division(692)

  Accumulation unit value:
    Beginning of period                      $      11.26     $      10.09              N/A              N/A
    End of period                            $      12.12     $      11.26              N/A              N/A
  Accumulation units outstanding
  at the end of period                                 84               87              N/A              N/A

JNL/MCM 25 Division(692)

  Accumulation unit value:
    Beginning of period                      $      11.44     $      10.60              N/A              N/A
    End of period                            $      10.86     $      11.44              N/A              N/A
  Accumulation units outstanding
  at the end of period                                134              124              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(692)

  Accumulation unit value:
    Beginning of period                      $      16.62     $      16.00              N/A              N/A
    End of period                            $      22.23     $      16.62              N/A              N/A
  Accumulation units outstanding
  at the end of period                                 44               55              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.295%

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(619)

  Accumulation unit value:
    Beginning of period                      $       7.91     $       7.24              N/A              N/A
    End of period                            $       8.06     $       7.91              N/A              N/A
  Accumulation units outstanding
  at the end of period                              5,004            4,203              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(505)

  Accumulation unit value:
    Beginning of period                      $      23.95     $      22.41              N/A              N/A
    End of period                            $      24.51     $      23.95              N/A              N/A
  Accumulation units outstanding
  at the end of period                                507            4,206              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                      $      19.14              N/A              N/A              N/A
    End of period                            $      21.21              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                 94              N/A              N/A              N/A

JNL/Select Balanced Division(118)

  Accumulation unit value:
    Beginning of period                      $      21.13     $      19.50     $      16.41     $      17.92
    End of period                            $      21.74     $      21.13     $      19.50     $      16.41
  Accumulation units outstanding
  at the end of period                              9,305           12,197            6,278            2,250

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                      $      17.48              N/A              N/A              N/A
    End of period                            $      19.69              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                935              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                      $      17.51              N/A              N/A              N/A
    End of period                            $      18.65              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                  -              N/A              N/A              N/A

JNL/Select Money Market Division(118)

  Accumulation unit value:
    Beginning of period                      $      11.22     $      11.40     $      11.61     $      11.71
    End of period                            $      11.27     $      11.22     $      11.40     $      11.61
  Accumulation units outstanding
  at the end of period                              1,451              965              965            1,209

JNL/PPM America High Yield Bond
Division(166)

  Accumulation unit value:
    Beginning of period                               N/A     $      14.35     $      12.37     $      11.67
    End of period                                     N/A     $      14.74     $      14.35     $      12.37
  Accumulation units outstanding
  at the end of period                                N/A                -            1,220            1,066

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(118)

  Accumulation unit value:
    Beginning of period                      $      14.30     $      14.09     $      14.24     $      13.18
    End of period                            $      14.30     $      14.30     $      14.09     $      14.24
  Accumulation units outstanding
  at the end of period                              4,948            9,058            5,521            4,102

JNL/Salomon Brothers Strategic
Bond Division(166)

  Accumulation unit value:
    Beginning of period                      $      17.09     $      16.36     $      14.74     $      13.87
    End of period                            $      17.14     $      17.09     $      16.36     $      14.74
  Accumulation units outstanding
  at the end of period                              4,140            4,056              421            1,006

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division(166)

  Accumulation unit value:
    Beginning of period                      $      23.66     $      22.03     $      17.27     $      17.49
    End of period                            $      24.53     $      23.66     $      22.03     $      17.27
  Accumulation units outstanding
  at the end of period                              6,854            4,431            1,430              697

JNL/T. Rowe Price Mid-Cap Growth
Division(188)

  Accumulation unit value:
    Beginning of period                      $      30.71     $      26.62     $      19.65     $      19.26
    End of period                            $      34.24     $      30.71     $      26.62     $      19.65
  Accumulation units outstanding
  at the end of period                              1,626            4,639              521              148

JNL/JPMorgan International Equity
Division(244)

  Accumulation unit value:
    Beginning of period                      $      12.36     $      10.87     $       8.66     $       8.59
    End of period                            $      13.37     $      12.36     $      10.87     $       8.66
  Accumulation units outstanding
  at the end of period                                  -               20            3,143               10

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                      $      15.58              N/A              N/A              N/A
    End of period                            $      17.64              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                  -              N/A              N/A              N/A

JNL/Eagle Core Equity Division(118)

  Accumulation unit value:
    Beginning of period                      $      15.96     $      15.36     $      12.62     $      15.97
    End of period                            $      16.12     $      15.96     $      15.36     $      12.62
  Accumulation units outstanding
  at the end of period                              1,989            6,782              545            1,314

JNL/Eagle SmallCap Equity Division(385)

  Accumulation unit value:
    Beginning of period                      $      18.17     $      15.65     $      13.28              N/A
    End of period                            $      18.21     $      18.17     $      15.65              N/A
  Accumulation units outstanding
  at the end of period                                  -                -                -              N/A

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division(118)

  Accumulation unit value:
    Beginning of period                      $      11.87     $      11.08     $       9.63     $      10.68
    End of period                            $      12.34     $      11.87     $      11.08     $       9.63
  Accumulation units outstanding
  at the end of period                            146,263           62,735            8,599            7,271

JNL/S&P Managed Growth Division(118)

  Accumulation unit value:
    Beginning of period                      $      12.16     $      11.16     $       9.38     $      10.91
    End of period                            $      12.76     $      12.16     $      11.16     $       9.38
  Accumulation units outstanding
  at the end of period                            116,278          122,720           48,518           16,942

JNL/S&P Managed Aggressive Growth
Division(118)

  Accumulation unit value:
    Beginning of period                      $      11.94     $      10.85     $       8.75     $      10.79
    End of period                            $      12.66     $      11.94     $      10.85     $       8.75
  Accumulation units outstanding
  at the end of period                             46,939           53,672            1,649            2,495

JNL/S&P Very Aggressive Growth
Division I(595)

  Accumulation unit value:
    Beginning of period                               N/A     $      10.76              N/A              N/A
    End of period                                     N/A     $      10.64              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A                -              N/A              N/A

JNL/S&P Equity Growth Division I(239)

  Accumulation unit value:
    Beginning of period                               N/A     $       9.77     $       7.72     $       7.99
    End of period                                     N/A     $       9.89     $       9.77     $       7.72
  Accumulation units outstanding
  at the end of period                                N/A                -            2,436           12,766

JNL/S&P Equity Aggressive Growth
Division I(505)

  Accumulation unit value:
    Beginning of period                               N/A     $      10.20              N/A              N/A
    End of period                                     N/A     $      10.15              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A                -              N/A              N/A

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                      $      10.24     $       9.52     $       7.62     $       9.66
    End of period                            $      10.44     $      10.24     $       9.52     $       7.62
  Accumulation units outstanding
  at the end of period                             35,645           34,523            8,104            2,599

JNL/MCM S&P 400 MidCap Index Division(256)

  Accumulation unit value:
    Beginning of period                      $      12.53     $      11.07     $       8.27              N/A
    End of period                            $      13.71     $      12.53     $      11.07              N/A
  Accumulation units outstanding
  at the end of period                             30,175           21,663            4,699              N/A

JNL/Alliance Capital Growth Division(385)

  Accumulation unit value:
    Beginning of period                      $       9.34     $       8.99     $       8.20              N/A
    End of period                            $       8.47     $       9.34     $       8.99              N/A
  Accumulation units outstanding
  at the end of period                                  -            9,256            7,044              N/A

JNL/JPMorgan International Value
Division(444)

  Accumulation unit value:
    Beginning of period                      $       9.84     $       8.22     $       7.53              N/A
    End of period                            $      11.41     $       9.84     $       8.22              N/A
  Accumulation units outstanding
  at the end of period                             12,915           16,384            3,765              N/A

JNL/PIMCO Total Return Bond Division(118)

  Accumulation unit value:
    Beginning of period                      $      13.14     $      12.87     $      12.57     $      11.94
    End of period                            $      13.14     $      13.14     $      12.87     $      12.57
  Accumulation units outstanding
  at the end of period                             23,889           26,162            6,664            1,983

JNL/MCM Small Cap Index Division(256)

  Accumulation unit value:
    Beginning of period                      $      12.84     $      11.19     $       7.78              N/A
    End of period                            $      13.08     $      12.84     $      11.19              N/A
  Accumulation units outstanding
  at the end of period                             27,806           17,205            4,638              N/A

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/MCM International Index Division(256)

  Accumulation unit value:
    Beginning of period                      $      13.24     $      11.34     $       8.28              N/A
    End of period                            $      14.67     $      13.24     $      11.34              N/A
  Accumulation units outstanding
  at the end of period                             12,888            9,710            4,638              N/A

JNL/Lazard Small Cap Value Division(188)

  Accumulation unit value:
    Beginning of period                      $      13.77     $      12.21     $       9.00     $       9.17
    End of period                            $      14.08     $      13.77     $      12.21     $       9.00
  Accumulation units outstanding
  at the end of period                              3,278            8,166            5,374              310

JNL/Lazard Mid Cap Value Division(188)

  Accumulation unit value:
    Beginning of period                      $      16.22     $      13.31     $      10.56     $      10.47
    End of period                            $      17.25     $      16.22     $      13.31     $      10.56
  Accumulation units outstanding
  at the end of period                              6,790           12,067            1,094              280

JNL/MCM Bond Index Division(166)

  Accumulation unit value:
    Beginning of period                      $      10.82     $      10.69     $      10.62     $      10.30
    End of period                            $      10.77     $      10.82     $      10.69     $      10.62
  Accumulation units outstanding
  at the end of period                             15,047            8,911            4,506              966

JNL/S&P Core Index 100 Division(483)

  Accumulation unit value:
    Beginning of period                               N/A     $      10.11     $      10.01              N/A
    End of period                                     N/A     $      10.23     $      10.11              N/A
  Accumulation units outstanding
  at the end of period                                N/A                -           12,624              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                      $      12.31     $      11.99              N/A              N/A
    End of period                            $      12.23     $      12.31              N/A              N/A
  Accumulation units outstanding
  at the end of period                              7,008            3,762              N/A              N/A

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division(510)

  Accumulation unit value:
    Beginning of period                               N/A     $       9.94              N/A              N/A
    End of period                                     N/A     $       9.95              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A                -              N/A              N/A

JNL/S&P Core Index 75 Division(525)

  Accumulation unit value:
    Beginning of period                               N/A     $      10.26              N/A              N/A
    End of period                                     N/A     $      10.12              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A                -              N/A              N/A

JNL/MCM Dow(SM)10 Division(188)

  Accumulation unit value:
    Beginning of period                      $       9.17     $       9.12     $       7.42     $       6.97
    End of period                            $       8.45     $       9.17     $       9.12     $       7.42
  Accumulation units outstanding
  at the end of period                             35,092           29,531           10,845              817

JNL/Putnam Midcap Growth Division(428)

  Accumulation unit value:
    Beginning of period                      $       7.27     $       6.27     $       6.04              N/A
    End of period                            $       7.96     $       7.27     $       6.27              N/A
  Accumulation units outstanding
  at the end of period                              3,174            4,838            1,530              N/A

JNL/T. Rowe Price Value Division(166)

  Accumulation unit value:
    Beginning of period                      $      12.68     $      11.26     $       8.87     $       8.86
    End of period                            $      13.15     $      12.68     $      11.26     $       8.87
  Accumulation units outstanding
  at the end of period                              9,255           14,339            8,303            1,443

JNL/FMR Balanced Division(166)

  Accumulation unit value:
    Beginning of period                      $       9.78     $       9.14     $       8.23     $       8.35
    End of period                            $      10.52     $       9.78     $       9.14     $       8.23
  Accumulation units outstanding
  at the end of period                              4,459            4,640                -              739

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth
Division(244)

  Accumulation unit value:
    Beginning of period                      $      10.96     $       9.51     $       6.93     $       6.92
    End of period                            $      12.18     $      10.96     $       9.51     $       6.93
  Accumulation units outstanding
  at the end of period                              3,754            2,085            1,133               12

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                      $       7.39              N/A              N/A              N/A
    End of period                            $       8.47              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              1,680              N/A              N/A              N/A

JNL/Select Value Division(510)

  Accumulation unit value:
    Beginning of period                      $      16.14     $      14.55              N/A              N/A
    End of period                            $      17.06     $      16.14              N/A              N/A
  Accumulation units outstanding
  at the end of period                              2,492            2,148              N/A              N/A

JNL/MCM Global 15 Division(279)

  Accumulation unit value:
    Beginning of period                      $      11.27     $       9.00     $       6.04              N/A
    End of period                            $      12.14     $      11.27     $       9.00              N/A
  Accumulation units outstanding
  at the end of period                             31,947           23,832            8,321              N/A

JNL/MCM 25 Division(279)

  Accumulation unit value:
    Beginning of period                      $      11.46     $       9.62     $       6.80              N/A
    End of period                            $      10.87     $      11.46     $       9.62              N/A
  Accumulation units outstanding
  at the end of period                             27,240           25,017            8,429              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                      $      10.11              N/A              N/A              N/A
    End of period                            $       9.91              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                  -              N/A              N/A              N/A

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(279)

  Accumulation unit value:
    Beginning of period                      $      17.62     $      16.01     $      10.42              N/A
    End of period                            $      18.76     $      17.62     $      16.01              N/A
  Accumulation units outstanding
  at the end of period                             17,418           14,458            5,401              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(501)

  Accumulation unit value:
    Beginning of period                      $      10.29     $      10.43              N/A              N/A
    End of period                            $      10.82     $      10.29              N/A              N/A
  Accumulation units outstanding
  at the end of period                              2,884              959              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(642)

  Accumulation unit value:
    Beginning of period                      $      16.61     $      13.99              N/A              N/A
    End of period                            $      22.20     $      16.61              N/A              N/A
  Accumulation units outstanding
  at the end of period                              5,867              122              N/A              N/A

JNL/MCM Communications Sector
Division(718)

  Accumulation unit value:
    Beginning of period                      $       4.35     $       4.33              N/A              N/A
    End of period                            $       4.29     $       4.35              N/A              N/A
  Accumulation units outstanding
  at the end of period                                  -            4,536              N/A              N/A

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(279)

  Accumulation unit value:
    Beginning of period                      $       9.54     $       8.29     $       6.64              N/A
    End of period                            $      12.79     $       9.54     $       8.29              N/A
  Accumulation units outstanding
  at the end of period                             26,272           25,512            9,463              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                               N/A              N/A              N/A              N/A
    End of period                                     N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(244)

  Accumulation unit value:
    Beginning of period                      $      11.58     $      11.09     $       8.20     $       8.16
    End of period                            $      12.27     $      11.58     $      11.09     $       8.20
  Accumulation units outstanding
  at the end of period                                136            2,366            3,604               10

JNL/AIM Large Cap Growth Division(464)

  Accumulation unit value:
    Beginning of period                      $      10.87     $      10.11     $      10.05              N/A
    End of period                            $      11.39     $      10.87     $      10.11              N/A
  Accumulation units outstanding
  at the end of period                              2,252            6,925              984              N/A

JNL/AIM Real Estate Division(831)

  Accumulation unit value:
    Beginning of period                      $      10.21              N/A              N/A              N/A
    End of period                            $      11.52              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                781              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(915)

  Accumulation unit value:
    Beginning of period                      $      11.13              N/A              N/A              N/A
    End of period                            $      11.22              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              1,150              N/A              N/A              N/A

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division(915)

  Accumulation unit value:
    Beginning of period                      $      10.78              N/A              N/A              N/A
    End of period                            $      10.86              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              1,187              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division(706)

  Accumulation unit value:
    Beginning of period                      $      10.81     $      10.44              N/A              N/A
    End of period                            $      10.46     $      10.81              N/A              N/A
  Accumulation units outstanding
  at the end of period                              4,666              929              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                      $      11.30              N/A              N/A              N/A
    End of period                            $      15.47              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             12,549              N/A              N/A              N/A

JNL/MCM JNL 5 Division(724)

  Accumulation unit value:
    Beginning of period                      $      10.89     $      10.65              N/A              N/A
    End of period                            $      11.77     $      10.89              N/A              N/A
  Accumulation units outstanding
  at the end of period                            114,490            9,787              N/A              N/A

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                      $      11.06     $      10.86              N/A              N/A
    End of period                            $      11.86     $      11.06              N/A              N/A
  Accumulation units outstanding
  at the end of period                             21,962           11,430              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                      $      10.40              N/A              N/A              N/A
    End of period                            $      10.76              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              2,887              N/A              N/A              N/A

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                     $       10.28              N/A              N/A              N/A
    End of period                           $       10.44              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             70,529              N/A              N/A              N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.30%

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(135)

  Accumulation unit value:
    Beginning of period                      $       7.91     $       7.28     $       5.77     $       7.00
    End of period                            $       8.06     $       7.91     $       7.28     $       5.77
  Accumulation units outstanding
  at the end of period                                  -            7,287            1,299                -

JNL/FMR Capital Growth Division(180)

  Accumulation unit value:
    Beginning of period                      $      19.26     $      16.71     $      12.60     $      12.75
    End of period                            $      19.99     $      19.26     $      16.71     $      12.60
  Accumulation units outstanding
  at the end of period                              5,329               10                -                -

JNL/Select Large Cap Growth Division(109)

  Accumulation unit value:
    Beginning of period                      $      23.94     $      21.94     $      16.57     $      16.83
    End of period                            $      24.49     $      23.94     $      21.94     $      16.57
  Accumulation units outstanding
  at the end of period                              3,814            1,181                -                -

JNL/Select Global Growth Division(686)

  Accumulation unit value:
    Beginning of period                      $      21.28     $      19.36              N/A              N/A
    End of period                            $      21.20     $      21.28              N/A              N/A
  Accumulation units outstanding
  at the end of period                              2,835            1,929              N/A              N/A

JNL/Select Balanced Division(101)

  Accumulation unit value:
    Beginning of period                      $      21.12     $      19.49     $      16.40     $      17.66
    End of period                            $      21.73     $      21.12     $      19.49     $      16.40
  Accumulation units outstanding
  at the end of period                             19,345           13,521              136                -

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/Putnam Equity Division(109)

  Accumulation unit value:
    Beginning of period                      $      18.52     $      16.76     $      13.48     $      16.11
    End of period                            $      19.68     $      18.52     $      16.76     $      13.48
  Accumulation units outstanding
  at the end of period                                  -                -                -                -

JNL/Putnam Value Equity Division(109)

  Accumulation unit value:
    Beginning of period                      $      18.18     $      16.95     $      13.92     $      16.74
    End of period                            $      18.64     $      18.18     $      16.95     $      13.92
  Accumulation units outstanding
  at the end of period                              1,034               42               43                -

JNL/Select Money Market Division(147)

  Accumulation unit value:
    Beginning of period                      $      11.22     $      11.39     $      11.60     $      11.68
    End of period                            $      11.26     $      11.22     $      11.39     $      11.60
  Accumulation units outstanding
  at the end of period                              5,084            5,319                -                -

JNL/PPM America High Yield Bond
Division(97)

  Accumulation unit value:
    Beginning of period                               N/A     $      14.34     $      12.37     $      12.51
    End of period                                     N/A     $      14.73     $      14.34     $      12.37
  Accumulation units outstanding
  at the end of period                                N/A                -              393                -

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(97)

  Accumulation unit value:
    Beginning of period                      $      14.29     $      14.08     $      14.24     $      13.13
    End of period                            $      14.29     $      14.29     $      14.08     $      14.24
  Accumulation units outstanding
  at the end of period                             16,846            4,775                -                -

JNL/Salomon Brothers Strategic
Bond Division(97)

  Accumulation unit value:
    Beginning of period                      $      17.08     $      16.35     $      14.74     $      14.28
    End of period                            $      17.13     $      17.08     $      16.35     $      14.74
  Accumulation units outstanding
  at the end of period                             22,218            4,537              503                -

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division(97)

  Accumulation unit value:
    Beginning of period                      $      23.65     $      22.02     $      17.26     $      22.25
    End of period                            $      24.52     $      23.65     $      22.02     $      17.26
  Accumulation units outstanding
  at the end of period                             13,311            1,884              435                -

JNL/T. Rowe Price Mid-Cap Growth
Division(102)

  Accumulation unit value:
    Beginning of period                      $      30.70     $      26.61     $      19.65     $      25.19
    End of period                            $      34.23     $      30.70     $      26.61     $      19.65
  Accumulation units outstanding
  at the end of period                             12,524            8,288            1,498                -

JNL/JPMorgan International Equity
Division(109)

  Accumulation unit value:
    Beginning of period                      $      12.36     $      10.87     $       8.66     $      11.06
    End of period                            $      13.37     $      12.36     $      10.87     $       8.66
  Accumulation units outstanding
  at the end of period                              4,798            2,295               53                -

JNL/Alger Growth Division(147)

  Accumulation unit value:
    Beginning of period                      $      16.06     $      15.65     $      11.84     $      14.64
    End of period                            $      17.63     $      16.06     $      15.65     $      11.84
  Accumulation units outstanding
  at the end of period                              2,706            1,646              102                -

JNL/Eagle Core Equity Division(101)

  Accumulation unit value:
    Beginning of period                      $      15.95     $      15.35     $      12.61     $      15.84
    End of period                            $      16.12     $      15.95     $      15.35     $      12.61
  Accumulation units outstanding
  at the end of period                              6,730            7,098            1,030                -

JNL/Eagle SmallCap Equity Division(102)

  Accumulation unit value:
    Beginning of period                      $      18.16     $      15.65     $      11.44     $      15.96
    End of period                            $      18.20     $      18.16     $      15.65     $      11.44
  Accumulation units outstanding
  at the end of period                             16,109            2,805            1,662                -

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division(78)

  Accumulation unit value:
    Beginning of period                      $      11.86     $      11.08     $       9.63     $      10.83
    End of period                            $      12.34     $      11.86     $      11.08     $       9.63
  Accumulation units outstanding
  at the end of period                            236,771          100,647            2,545            1,782

JNL/S&P Managed Growth Division(78)

  Accumulation unit value:
    Beginning of period                      $      12.15     $      11.16     $       9.38     $      11.09
    End of period                            $      12.76     $      12.15     $      11.16     $       9.38
  Accumulation units outstanding
  at the end of period                             50,038           17,539            2,965                -

JNL/S&P Managed Aggressive Growth
Division(78)

  Accumulation unit value:
    Beginning of period                      $      11.93     $      10.84     $       8.75     $       8.40
    End of period                            $      12.65     $      11.93     $      10.84     $       8.75
  Accumulation units outstanding
  at the end of period                             15,810            9,460                -                -

JNL/S&P Very Aggressive Growth
Division I(306)

  Accumulation unit value:
    Beginning of period                               N/A     $      10.46     $       7.98              N/A
    End of period                                     N/A     $      10.63     $      10.46              N/A
  Accumulation units outstanding
  at the end of period                                N/A                -                -              N/A

JNL/S&P Equity Growth Division I(134)

  Accumulation unit value:
    Beginning of period                               N/A     $       9.77     $       7.72     $       9.15
    End of period                                     N/A     $       9.89     $       9.77     $       7.72
  Accumulation units outstanding
  at the end of period                                N/A                -              424                -

JNL/S&P Equity Aggressive Growth
Division I(335)

  Accumulation unit value:
    Beginning of period                               N/A     $       9.99     $       8.44              N/A
    End of period                                     N/A     $      10.14     $       9.99              N/A
  Accumulation units outstanding
  at the end of period                                N/A                -              322              N/A

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(87)

  Accumulation unit value:
    Beginning of period                      $      10.24     $       9.52     $       7.62     $       9.84
    End of period                            $      10.44     $      10.24     $       9.52     $       7.62
  Accumulation units outstanding
  at the end of period                             59,064           60,156              458              486

JNL/MCM S&P 400 MidCap Index Division(132)

  Accumulation unit value:
    Beginning of period                      $      12.53     $      11.07     $       8.42     $      10.09
    End of period                            $      13.71     $      12.53     $      11.07     $       8.42
  Accumulation units outstanding
  at the end of period                             29,132           28,661                -                -

JNL/Alliance Capital Growth Division(162)

  Accumulation unit value:
    Beginning of period                      $       9.34     $       8.99     $       7.40     $       7.68
    End of period                            $       8.47     $       9.34     $       8.99     $       7.40
  Accumulation units outstanding
  at the end of period                                  -            3,696                -                -

JNL/JPMorgan International Value
Division(303)

  Accumulation unit value:
    Beginning of period                      $       9.84     $       8.22     $       5.79              N/A
    End of period                            $      11.40     $       9.84     $       8.22              N/A
  Accumulation units outstanding
  at the end of period                             46,110            9,324            1,094              N/A

JNL/PIMCO Total Return Bond Division(101)

  Accumulation unit value:
    Beginning of period                      $      13.13     $      12.87     $      12.57     $      12.07
    End of period                            $      13.13     $      13.13     $      12.87     $      12.57
  Accumulation units outstanding
  at the end of period                             59,562           16,252              556                -

JNL/MCM Small Cap Index Division(132)

  Accumulation unit value:
    Beginning of period                      $      12.84     $      11.19     $       7.85     $       9.69
    End of period                            $      13.08     $      12.84     $      11.19     $       7.85
  Accumulation units outstanding
  at the end of period                             35,511           30,423                -                -

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/MCM International Index Division(132)

  Accumulation unit value:
    Beginning of period                      $      13.24     $      11.34     $       8.45     $      10.17
    End of period                            $      14.66     $      13.24     $      11.34     $       8.45
  Accumulation units outstanding
  at the end of period                             26,749           37,235                -                -

JNL/Lazard Small Cap Value Division(129)

  Accumulation unit value:
    Beginning of period                      $      13.76     $      12.20     $       9.00     $      11.08
    End of period                            $      14.07     $      13.76     $      12.20     $       9.00
  Accumulation units outstanding
  at the end of period                             15,897           13,789            3,697                -

JNL/Lazard Mid Cap Value Division(129)

  Accumulation unit value:
    Beginning of period                      $      16.21     $      13.30     $      10.56     $      12.47
    End of period                            $      17.24     $      16.21     $      13.30     $      10.56
  Accumulation units outstanding
  at the end of period                             29,762           24,676            3,548                -

JNL/MCM Bond Index Division(132)

  Accumulation unit value:
    Beginning of period                      $      10.82     $      10.68     $      10.62     $      10.05
    End of period                            $      10.77     $      10.82     $      10.68     $      10.62
  Accumulation units outstanding
  at the end of period                             28,800           25,892                -                -

JNL/S&P Core Index 100 Division(174)

  Accumulation unit value:
    Beginning of period                               N/A     $      10.10     $       8.47     $       8.82
    End of period                                     N/A     $      10.23     $      10.10     $       8.47
  Accumulation units outstanding
  at the end of period                                N/A                -                -                -

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                      $      12.30     $      11.98              N/A              N/A
    End of period                            $      12.23     $      12.30              N/A              N/A
  Accumulation units outstanding
  at the end of period                              8,286           12,343              N/A              N/A

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division(180)

  Accumulation unit value:
    Beginning of period                               N/A     $       9.81     $       7.67     $       7.86
    End of period                                     N/A     $       9.94     $       9.81     $       7.67
  Accumulation units outstanding
  at the end of period                                N/A                -                -                -

JNL/S&P Core Index 75 Division(273)

  Accumulation unit value:
    Beginning of period                               N/A     $       9.98     $       7.79              N/A
    End of period                                     N/A     $      10.12     $       9.98              N/A
  Accumulation units outstanding
  at the end of period                                N/A                -                -              N/A

JNL/MCM Dow(SM) 10 Division(109)

  Accumulation unit value:
    Beginning of period                      $       9.17     $       9.12     $       7.42     $       8.79
    End of period                            $       8.45     $       9.17     $       9.12     $       7.42
  Accumulation units outstanding
  at the end of period                            162,771          136,524               42                -

JNL/Putnam Midcap Growth Division(109)

  Accumulation unit value:
    Beginning of period                      $       7.27     $       6.27     $       4.81     $       6.20
    End of period                            $       7.96     $       7.27     $       6.27     $       4.81
  Accumulation units outstanding
  at the end of period                             22,728           15,195                -                -

JNL/T. Rowe Price Value Division(97)

  Accumulation unit value:
    Beginning of period                      $      12.68     $      11.26     $       8.87     $      11.38
    End of period                            $      13.15     $      12.68     $      11.26     $       8.87
  Accumulation units outstanding
  at the end of period                             23,506           16,033              411                -

JNL/FMR Balanced Division(97)

  Accumulation unit value:
    Beginning of period                      $       9.77     $       9.14     $       8.22     $       9.06
    End of period                            $      10.52     $       9.77     $       9.14     $       8.22
  Accumulation units outstanding
  at the end of period                              9,357            1,987                -                -

INVESTMENT DIVISIONS                         DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 2005             2004             2003             2002
                                             ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth
Division(147)

  Accumulation unit value:
    Beginning of period                      $      10.97     $       9.52     $       6.93     $       8.18
    End of period                            $      12.19     $      10.97     $       9.52     $       6.93
  Accumulation units outstanding
  at the end of period                             13,926           13,788            1,173                -

JNL/Oppenheimer Growth Division(147)

  Accumulation unit value:
    Beginning of period                      $       7.94     $       7.80     $       6.77     $       7.94
    End of period                            $       8.47     $       7.94     $       7.80     $       6.77
  Accumulation units outstanding
  at the end of period                                431              462                -                -

JNL/Select Value Division(338)

  Accumulation unit value:
    Beginning of period                      $      16.12     $      14.37     $      12.09              N/A
    End of period                            $      17.03     $      16.12     $      14.37              N/A
  Accumulation units outstanding
  at the end of period                              7,638            2,906                -              N/A

JNL/MCM Global 15 Division(131)

  Accumulation unit value:
    Beginning of period                      $      11.25     $       8.98     $       6.90     $       8.41
    End of period                            $      12.11     $      11.25     $       8.98     $       6.90
  Accumulation units outstanding
  at the end of period                            141,628          107,799               44                -

JNL/MCM 25 Division(131)

  Accumulation unit value:
    Beginning of period                      $      11.43     $       9.60     $       7.39     $       9.04
    End of period                            $      10.84     $      11.43     $       9.60     $       7.39
  Accumulation units outstanding
  at the end of period                            134,924          102,138                -                -

JNL/MCM Consumer Brands Sector
Division(526)

  Accumulation unit value:
    Beginning of period                      $      10.39     $       9.97              N/A              N/A
    End of period                            $       9.91     $      10.39              N/A              N/A
  Accumulation units outstanding
  at the end of period                                 59                -              N/A              N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(131)
  Accumulation unit value:
    Beginning of period                                $  17.58       $  15.98        $ 11.05         $13.41
    End of period                                      $  18.72       $  17.58        $ 15.98         $11.05
  Accumulation units outstanding
  at the end of period                                   76,114         63,448            608             --
JNL/MCM Technology Sector Division(526)
  Accumulation unit value:
    Beginning of period                                $   5.46       $   5.62            N/A            N/A
    End of period                                      $   5.47       $   5.46            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      635          3,152            N/A            N/A
JNL/MCM Healthcare Sector Division(521)
  Accumulation unit value:
    Beginning of period                                $  10.29       $  10.49            N/A            N/A
    End of period                                      $  10.82       $  10.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    7,063            177            N/A            N/A
JNL/MCM Financial Sector Division(561)
  Accumulation unit value:
    Beginning of period                                $  11.57       $  10.37            N/A            N/A
    End of period                                      $  12.00       $  11.57            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,002            118            N/A            N/A
JNL/MCM Oil & Gas Sector Division(505)
  Accumulation unit value:
    Beginning of period                                $  16.61       $  13.08            N/A            N/A
    End of period                                      $  22.20       $  16.61            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   19,534          3,489            N/A            N/A
JNL/MCM Communications Sector
Division(526)
  Accumulation unit value:
    Beginning of period                                $   4.35       $   4.15            N/A            N/A
    End of period                                      $   4.29       $   4.35            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --             --            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(131)
  Accumulation unit value:
    Beginning of period                                $   9.51       $   8.27        $  7.12         $ 9.45
    End of period                                      $  12.76       $   9.51        $  8.27         $ 7.12
  Accumulation units outstanding
  at the end of period                                  132,732        126,757             --             --
JNL/AIM Premier Equity II Division(102)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.25        $  7.72         $10.25
    End of period                                           N/A       $   9.03        $  9.25         $ 7.72
  Accumulation units outstanding
  at the end of period                                      N/A             --             --             --
JNL/AIM Small Cap Growth Division(104)
  Accumulation unit value:
    Beginning of period                                $  11.59       $  11.10        $  8.21         $10.73
    End of period                                      $  12.28       $  11.59        $ 11.10         $ 8.21
  Accumulation units outstanding
  at the end of period                                    6,596          3,430             --             --
JNL/AIM Large Cap Growth Division(147)
  Accumulation unit value:
    Beginning of period                                $  10.87       $  10.11        $  7.96         $ 9.07
    End of period                                      $  11.39       $  10.87        $ 10.11         $ 7.96
  Accumulation units outstanding
  at the end of period                                   18,839          2,948            157             --
JNL/AIM Real Estate Division(829)
  Accumulation unit value:
    Beginning of period                                $  10.06            N/A            N/A            N/A
    End of period                                      $  11.52            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,359            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division(844)
  Accumulation unit value:
    Beginning of period                                $  10.48            N/A            N/A            N/A
    End of period                                      $  11.22            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      466            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(844)
  Accumulation unit value:
    Beginning of period                                $  10.38            N/A            N/A            N/A
    End of period                                      $  10.86            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      315            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division
  Accumulation unit value:
    Beginning of period                                $  10.73            N/A            N/A            N/A
    End of period                                      $  10.46            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   14,304            N/A            N/A            N/A
JNL/MCM Value Line 25 Division(699)
  Accumulation unit value:
    Beginning of period                                $  11.41        $ 10.54            N/A            N/A
    End of period                                      $  15.47        $ 11.41            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   64,941             --            N/A            N/A
JNL/MCM JNL 5 Division(687)
  Accumulation unit value:
    Beginning of period                                $  10.89        $  9.68            N/A            N/A
    End of period                                      $  11.77        $ 10.89            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  247,402          3,860            N/A            N/A
JNL/MCM VIP Division(697)
  Accumulation unit value:
    Beginning of period                                $  11.06        $ 10.22            N/A            N/A
    End of period                                      $  11.86        $ 11.06            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   37,666          8,221            N/A            N/A
JNL/S&P Managed Moderate Division(692)
  Accumulation unit value:
    Beginning of period                                $  10.48        $ 10.00            N/A            N/A
    End of period                                      $  10.76        $ 10.48            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  169,640         38,086            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division(689)
  Accumulation unit value:
    Beginning of period                                $  10.29       $   9.94            N/A            N/A
    End of period                                      $  10.43       $  10.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   43,219         10,814            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.305%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Balanced Division(682)
  Accumulation unit value:
    Beginning of period                                $  21.10       $  19.97            N/A            N/A
    End of period                                      $  21.72       $  21.10            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      755            755            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Money Market Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/PPM America High Yield Bond
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers Strategic
Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(682)
  Accumulation unit value:
    Beginning of period                                $  23.63       $  21.40            N/A            N/A
    End of period                                      $  24.50       $  23.63            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      890            890            N/A            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division(682)
  Accumulation unit value:
    Beginning of period                                $  30.68       $  27.36            N/A            N/A
    End of period                                      $  34.21       $  30.68            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      265            265            N/A            N/A
JNL/JPMorgan International Equity
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Managed Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Managed Aggressive Growth
Division(682)
  Accumulation unit value:
    Beginning of period                                $  11.93       $  10.81            N/A            N/A
    End of period                                      $  12.64       $  11.93            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,355          1,355            N/A            N/A
JNL/S&P Very Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                $   9.70            N/A            N/A            N/A
    End of period                                      $  10.44            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      524            N/A            N/A            N/A
JNL/MCM S&P 400 MidCap Index Division
  Accumulation unit value:
    Beginning of period                                $  11.91            N/A            N/A            N/A
    End of period                                      $  13.70            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      414            N/A            N/A            N/A
JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Value
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/PIMCO Total Return Bond Division(682)
  Accumulation unit value:
    Beginning of period                                $  13.13       $  13.12            N/A            N/A
    End of period                                      $  13.13       $  13.13            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,786          1,786            N/A            N/A
JNL/MCM Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                $  11.56            N/A            N/A            N/A
    End of period                                      $  13.07            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      426            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division
  Accumulation unit value:
    Beginning of period                                $  12.98            N/A            N/A            N/A
    End of period                                      $  14.66            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      400            N/A            N/A            N/A
JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Bond Index Division(682)
  Accumulation unit value:
    Beginning of period                                $  10.82       $  10.84            N/A            N/A
    End of period                                      $  10.77       $  10.82            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,654          2,165            N/A            N/A
JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division(682)
  Accumulation unit value:
    Beginning of period                                $  12.29       $  12.05            N/A            N/A
    End of period                                      $  12.22       $  12.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      639            639            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Dow(SM) 10 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Global 15 Division(682)
  Accumulation unit value:
    Beginning of period                                $  11.24       $  10.04            N/A            N/A
    End of period                                      $  12.11       $  11.24            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,731          1,731            N/A            N/A
JNL/MCM 25 Division(682)
  Accumulation unit value:
    Beginning of period                                $  11.43       $  10.37            N/A            N/A
    End of period                                      $  10.84       $  11.43            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,415          1,415            N/A            N/A
JNL/MCM Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(682)
  Accumulation unit value:
    Beginning of period                                $  17.58       $  15.06            N/A            N/A
    End of period                                      $  18.71       $  17.58            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      469            469            N/A            N/A
JNL/MCM Technology Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Financial Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Oil & Gas Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Communications Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Real Estate Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Value Line 25 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM JNL 5 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM VIP Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Managed Moderate Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.31%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(293)
  Accumulation unit value:
    Beginning of period                                $   7.91       $   7.27        $  5.87            N/A
    End of period                                      $   8.06       $   7.91        $  7.27            N/A
  Accumulation units outstanding
  at the end of period                                   46,479         43,187         18,761            N/A
JNL/FMR Capital Growth Division(440)
  Accumulation unit value:
    Beginning of period                                $  19.25       $  16.69        $ 15.74            N/A
    End of period                                      $  19.97       $  19.25        $ 16.69            N/A
  Accumulation units outstanding
  at the end of period                                    6,644          6,079          6,673            N/A
JNL/Select Large Cap Growth Division(298)
  Accumulation unit value:
    Beginning of period                                $  23.92       $  21.92        $ 16.43            N/A
    End of period                                      $  24.47       $  23.92        $ 21.92            N/A
  Accumulation units outstanding
  at the end of period                                    7,021          5,411          7,973            N/A
JNL/Select Global Growth Division(719)
  Accumulation unit value:
    Beginning of period                                $  21.26       $  21.21            N/A            N/A
    End of period                                      $  21.17       $  21.26            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       52          4,931            N/A            N/A
JNL/Select Balanced Division(298)
  Accumulation unit value:
    Beginning of period                                $  21.09       $  19.47        $ 15.86            N/A
    End of period                                      $  21.71       $  21.09        $ 19.47            N/A
  Accumulation units outstanding
  at the end of period                                   26,424         18,767          7,441            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division(440)
  Accumulation unit value:
    Beginning of period                                $  18.50       $  16.75        $ 15.65            N/A
    End of period                                      $  19.66       $  18.50        $ 16.75            N/A
  Accumulation units outstanding
  at the end of period                                    5,447          5,084          5,681            N/A
JNL/Putnam Value Equity Division(382)
  Accumulation unit value:
    Beginning of period                                $  18.16       $  16.93        $ 15.15            N/A
    End of period                                      $  18.62       $  18.16        $ 16.93            N/A
  Accumulation units outstanding
  at the end of period                                   10,544         10,981          9,848            N/A
JNL/Select Money Market Division(375)
  Accumulation unit value:
    Beginning of period                                $  11.21       $  11.38        $ 11.48            N/A
    End of period                                      $  11.25       $  11.21        $ 11.38            N/A
  Accumulation units outstanding
  at the end of period                                   15,370         32,054         19,840            N/A
JNL/PPM America High Yield Bond
Division(296)
  Accumulation unit value:
    Beginning of period                                     N/A       $  14.33        $ 12.84            N/A
    End of period                                           N/A       $  14.72        $ 14.33            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --          8,814            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division(272)
  Accumulation unit value:
    Beginning of period                                $  14.28       $  14.07        $ 14.29            N/A
    End of period                                      $  14.28       $  14.28        $ 14.07            N/A
  Accumulation units outstanding
  at the end of period                                   10,284          7,861          6,703            N/A
JNL/Salomon Brothers Strategic
Bond Division(368)
  Accumulation unit value:
    Beginning of period                                $  17.07       $  16.34        $ 15.98            N/A
    End of period                                      $  17.11       $  17.07        $ 16.34            N/A
  Accumulation units outstanding
  at the end of period                                   21,896         13,472          2,090            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(356)
  Accumulation unit value:
    Beginning of period                                $  23.62       $  22.00        $ 19.42            N/A
    End of period                                      $  24.49       $  23.62        $ 22.00            N/A
  Accumulation units outstanding
  at the end of period                                   26,088         20,570          8,756            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division(372)
  Accumulation unit value:
    Beginning of period                                $  30.67       $  26.59        $ 23.16            N/A
    End of period                                      $  34.19       $  30.67        $ 26.59            N/A
  Accumulation units outstanding
  at the end of period                                   24,127         23,289         14,169            N/A
JNL/JPMorgan International Equity
Division(400)
  Accumulation unit value:
    Beginning of period                                $  12.35       $  10.86        $  9.38            N/A
    End of period                                      $  13.36       $  12.35        $ 10.86            N/A
  Accumulation units outstanding
  at the end of period                                    1,735         10,264            265            N/A
JNL/Alger Growth Division(356)
  Accumulation unit value:
    Beginning of period                                $  16.05       $  15.64        $ 13.63            N/A
    End of period                                      $  17.61       $  16.05        $ 15.64            N/A
  Accumulation units outstanding
  at the end of period                                    5,617          6,197          3,286            N/A
JNL/Eagle Core Equity Division(298)
  Accumulation unit value:
    Beginning of period                                $  15.94       $  15.34        $ 12.12            N/A
    End of period                                      $  16.10       $  15.94        $ 15.34            N/A
  Accumulation units outstanding
  at the end of period                                    7,809          8,813          8,324            N/A
JNL/Eagle SmallCap Equity Division(283)
  Accumulation unit value:
    Beginning of period                                $  18.15       $  15.63        $ 10.09            N/A
    End of period                                      $  18.18       $  18.15        $ 15.63            N/A
  Accumulation units outstanding
  at the end of period                                    9,489          4,796         12,195            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(293)
  Accumulation unit value:
    Beginning of period                                $  11.86       $  11.07        $  9.66            N/A
    End of period                                      $  12.33       $  11.86        $ 11.07            N/A
  Accumulation units outstanding
  at the end of period                                  201,137        150,363         51,358            N/A
JNL/S&P Managed Growth Division(293)
  Accumulation unit value:
    Beginning of period                                $  12.14       $  11.15        $  9.38            N/A
    End of period                                      $  12.75       $  12.14        $ 11.15            N/A
  Accumulation units outstanding
  at the end of period                                  390,222        374,577         87,768            N/A
JNL/S&P Managed Aggressive Growth
Division(293)
  Accumulation unit value:
    Beginning of period                                $  11.93       $  10.84        $  8.76            N/A
    End of period                                      $  12.64       $  11.93        $ 10.84            N/A
  Accumulation units outstanding
  at the end of period                                  229,199        238,472         19,858            N/A
JNL/S&P Very Aggressive Growth
Division I(367)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.45        $  9.33            N/A
    End of period                                           N/A       $  10.63        $ 10.45            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --          6,384            N/A
JNL/S&P Equity Growth Division I(441)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.76        $  9.06            N/A
    End of period                                           N/A       $   9.88        $  9.76            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --         73,679            N/A
JNL/S&P Equity Aggressive Growth
Division I(367)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.98        $  8.93            N/A
    End of period                                           N/A       $  10.14        $  9.98            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --         11,843            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(267)
  Accumulation unit value:
    Beginning of period                                $  10.23       $   9.52        $  7.08            N/A
    End of period                                      $  10.44       $  10.23        $  9.52            N/A
  Accumulation units outstanding
  at the end of period                                  321,135        241,634         93,656            N/A
JNL/MCM S&P 400 MidCap Index Division(267)
  Accumulation unit value:
    Beginning of period                                $  12.52       $  11.07        $  7.77            N/A
    End of period                                      $  13.70       $  12.52        $ 11.07            N/A
  Accumulation units outstanding
  at the end of period                                  156,923        126,926         54,618            N/A
JNL/Alliance Capital Growth Division(382)
  Accumulation unit value:
    Beginning of period                                $   9.33       $   8.98        $  8.30            N/A
    End of period                                      $   8.46       $   9.33        $  8.98            N/A
  Accumulation units outstanding
  at the end of period                                       --          9,968             --            N/A
JNL/JPMorgan International Value
Division(392)
  Accumulation unit value:
    Beginning of period                                $   9.83       $   8.21        $  6.88            N/A
    End of period                                      $  11.39       $   9.83        $  8.21            N/A
  Accumulation units outstanding
  at the end of period                                   42,515         29,301          4,454            N/A
JNL/PIMCO Total Return Bond Division(289)
  Accumulation unit value:
    Beginning of period                                $  13.13       $  12.86        $ 12.70            N/A
    End of period                                      $  13.12       $  13.13        $ 12.86            N/A
  Accumulation units outstanding
  at the end of period                                   68,928         40,953         19,770            N/A
JNL/MCM Small Cap Index Division(267)
  Accumulation unit value:
    Beginning of period                                $  12.83       $  11.19        $  7.26            N/A
    End of period                                      $  13.07       $  12.83        $ 11.19            N/A
  Accumulation units outstanding
  at the end of period                                  147,934        121,070         46,041            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division(267)
  Accumulation unit value:
    Beginning of period                                $  13.24       $  11.34        $  7.94            N/A
    End of period                                      $  14.66       $  13.24        $ 11.34            N/A
  Accumulation units outstanding
  at the end of period                                  148,148         90,904         30,436            N/A
JNL/Lazard Small Cap Value Division(308)
  Accumulation unit value:
    Beginning of period                                $  13.75       $  12.20        $  8.74            N/A
    End of period                                      $  14.06       $  13.75        $ 12.20            N/A
  Accumulation units outstanding
  at the end of period                                   20,374         18,574          5,730            N/A
JNL/Lazard Mid Cap Value Division(339)
  Accumulation unit value:
    Beginning of period                                $  16.20       $  13.30        $ 11.37            N/A
    End of period                                      $  17.23       $  16.20        $ 13.30            N/A
  Accumulation units outstanding
  at the end of period                                   34,632         33,246          7,297            N/A
JNL/MCM Bond Index Division(267)
  Accumulation unit value:
    Beginning of period                                $  10.82       $  10.68        $ 10.64            N/A
    End of period                                      $  10.77       $  10.82        $ 10.68            N/A
  Accumulation units outstanding
  at the end of period                                  132,183         68,410         11,966            N/A
JNL/S&P Core Index 100 Division(280)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.10        $  8.07            N/A
    End of period                                           N/A       $  10.23        $ 10.10            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --         46,607            N/A
JNL/Salomon Brothers High Yield
Bond Division(674)
  Accumulation unit value:
    Beginning of period                                $  12.29       $  11.97            N/A            N/A
    End of period                                      $  12.22       $  12.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   25,778         23,289            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division(543)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.66            N/A            N/A
    End of period                                           N/A       $   9.94            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/S&P Core Index 75 Division(455)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.97        $  9.53            N/A
    End of period                                           N/A       $  10.12        $  9.97            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --          7,504            N/A
JNL/MCM Dow(SM) 10 Division(267)
  Accumulation unit value:
    Beginning of period                                $   9.16       $   9.12        $  6.43            N/A
    End of period                                      $   8.45       $   9.16        $  9.12            N/A
  Accumulation units outstanding
  at the end of period                                  364,685        292,193         98,068            N/A
JNL/Putnam Midcap Growth Division(339)
  Accumulation unit value:
    Beginning of period                                $   7.26       $   6.27        $  5.41            N/A
    End of period                                      $   7.96       $   7.26        $  6.27            N/A
  Accumulation units outstanding
  at the end of period                                    6,751         20,736          5,586            N/A
JNL/T. Rowe Price Value Division(373)
  Accumulation unit value:
    Beginning of period                                $  12.67       $  11.25        $  9.71            N/A
    End of period                                      $  13.14       $  12.67        $ 11.25            N/A
  Accumulation units outstanding
  at the end of period                                   38,843         20,890         12,397            N/A
JNL/FMR Balanced Division(308)
  Accumulation unit value:
    Beginning of period                                $   9.77       $   9.14        $  8.26            N/A
    End of period                                      $  10.51       $   9.77        $  9.14            N/A
  Accumulation units outstanding
  at the end of period                                   33,594         24,415         14,478            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(308)
  Accumulation unit value:
    Beginning of period                                $  10.97       $   9.52        $  6.55            N/A
    End of period                                      $  12.19       $  10.97        $  9.52            N/A
  Accumulation units outstanding
  at the end of period                                   27,183         17,973         10,557            N/A
JNL/Oppenheimer Growth Division(339)
  Accumulation unit value:
    Beginning of period                                $   7.94       $   7.79        $  7.27            N/A
    End of period                                      $   8.47       $   7.94        $  7.79            N/A
  Accumulation units outstanding
  at the end of period                                   13,613         27,245          3,952            N/A
JNL/Select Value Division(382)
  Accumulation unit value:
    Beginning of period                                $  16.11       $  14.37        $ 12.40            N/A
    End of period                                      $  17.03       $  16.11        $ 14.37            N/A
  Accumulation units outstanding
  at the end of period                                   26,918         17,850          2,442            N/A
JNL/MCM Global 15 Division(267)
  Accumulation unit value:
    Beginning of period                                $  11.24       $   8.98        $  6.18            N/A
    End of period                                      $  12.10       $  11.24        $  8.98            N/A
  Accumulation units outstanding
  at the end of period                                  270,852        254,514         88,599            N/A
JNL/MCM 25 Division(267)
  Accumulation unit value:
    Beginning of period                                $  11.43       $   9.59        $  6.64            N/A
    End of period                                      $  10.84       $  11.43        $  9.59            N/A
  Accumulation units outstanding
  at the end of period                                  243,211        249,721         79,340            N/A
JNL/MCM Consumer Brands Sector
Division(483)
  Accumulation unit value:
    Beginning of period                                $  10.39       $   9.65        $  9.54            N/A
    End of period                                      $   9.90       $  10.39        $  9.65            N/A
  Accumulation units outstanding
  at the end of period                                    6,036             --          1,090            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(267)
  Accumulation unit value:
    Beginning of period                                $  17.58       $  15.98        $ 10.14            N/A
    End of period                                      $  18.71       $  17.58        $ 15.98            N/A
  Accumulation units outstanding
  at the end of period                                  163,537        163,376         51,756            N/A
JNL/MCM Technology Sector Division(536)
  Accumulation unit value:
    Beginning of period                                $   5.46       $   5.24            N/A            N/A
    End of period                                      $   5.47       $   5.46            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    9,972          3,355            N/A            N/A
JNL/MCM Healthcare Sector Division(520)
  Accumulation unit value:
    Beginning of period                                $  10.28       $  10.54            N/A            N/A
    End of period                                      $  10.81       $  10.28            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   15,140          5,974            N/A            N/A
JNL/MCM Financial Sector Division(521)
  Accumulation unit value:
    Beginning of period                                $  11.56       $  10.94            N/A            N/A
    End of period                                      $  11.99       $  11.56            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    5,297          1,663            N/A            N/A
JNL/MCM Oil & Gas Sector Division(551)
  Accumulation unit value:
    Beginning of period                                $  16.60       $  13.46            N/A            N/A
    End of period                                      $  22.18       $  16.60            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   30,570          9,490            N/A            N/A
JNL/MCM Communications Sector
Division(536)
  Accumulation unit value:
    Beginning of period                                $   4.34       $   3.96            N/A            N/A
    End of period                                      $   4.28       $   4.34            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,271          1,937            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(267)
  Accumulation unit value:
    Beginning of period                                $   9.51       $   8.27        $  6.41            N/A
    End of period                                      $  12.75       $   9.51        $  8.27            N/A
  Accumulation units outstanding
  at the end of period                                  277,772        273,459         83,966            N/A
JNL/AIM Premier Equity II Division(389)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.25        $  8.30            N/A
    End of period                                           N/A       $   9.02        $  9.25            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --          1,485            N/A
JNL/AIM Small Cap Growth Division(366)
  Accumulation unit value:
    Beginning of period                                $  11.59       $  11.10        $  9.87            N/A
    End of period                                      $  12.28       $  11.59        $ 11.10            N/A
  Accumulation units outstanding
  at the end of period                                    9,607         10,343         13,394            N/A
JNL/AIM Large Cap Growth Division(308)
  Accumulation unit value:
    Beginning of period                                $  10.87       $  10.11        $  8.16            N/A
    End of period                                      $  11.39       $  10.87        $ 10.11            N/A
  Accumulation units outstanding
  at the end of period                                   26,689         24,115         14,318            N/A
JNL/AIM Real Estate Division(875)
  Accumulation unit value:
    Beginning of period                                $  11.14            N/A            N/A            N/A
    End of period                                      $  11.52            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   21,682            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division(875)
  Accumulation unit value:
    Beginning of period                                $  11.03            N/A            N/A            N/A
    End of period                                      $  11.22            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   15,137            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(863)
  Accumulation unit value:
    Beginning of period                                $  10.60            N/A            N/A            N/A
    End of period                                      $  10.86            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,373            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division(680)
  Accumulation unit value:
    Beginning of period                                $  10.81       $   9.90            N/A            N/A
    End of period                                      $  10.46       $  10.81            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   23,264            506            N/A            N/A
JNL/MCM Value Line 25 Division(680)
  Accumulation unit value:
    Beginning of period                                $  11.41       $   9.76            N/A            N/A
    End of period                                      $  15.47       $  11.41            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  143,261          7,787            N/A            N/A
JNL/MCM JNL 5 Division(688)
  Accumulation unit value:
    Beginning of period                                $  10.89       $   9.68            N/A            N/A
    End of period                                      $  11.77       $  10.89            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  407,200         20,278            N/A            N/A
JNL/MCM VIP Division(680)
  Accumulation unit value:
    Beginning of period                                $  11.06       $   9.89            N/A            N/A
    End of period                                      $  11.86       $  11.06            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  100,635         11,443            N/A            N/A
JNL/S&P Managed Moderate Division(730)
  Accumulation unit value:
    Beginning of period                                $  10.48       $  10.43            N/A            N/A
    End of period                                      $  10.75       $  10.48            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  109,903            748            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division
  Accumulation unit value:
    Beginning of period                                $  10.29            N/A            N/A            N/A
    End of period                                      $  10.43            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   94,662            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.32%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Large Cap Growth Division(707)
  Accumulation unit value:
    Beginning of period                                $  23.90       $  23.21            N/A            N/A
    End of period                                      $  24.44       $  23.90            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      458          1,132            N/A            N/A
JNL/Select Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Balanced Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                $  19.71            N/A            N/A            N/A
    End of period                                      $  19.64            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      214            N/A            N/A            N/A
JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Money Market Division
  Accumulation unit value:
    Beginning of period                                $  11.19            N/A            N/A            N/A
    End of period                                      $  11.24            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   17,969            N/A            N/A            N/A
JNL/PPM America High Yield Bond
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division
  Accumulation unit value:
    Beginning of period                                $  14.49            N/A            N/A            N/A
    End of period                                      $  14.26            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      306            N/A            N/A            N/A
JNL/Salomon Brothers Strategic
Bond Division(707)
  Accumulation unit value:
    Beginning of period                                $  17.05       $  16.87            N/A            N/A
    End of period                                      $  17.09       $  17.05            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      333            311            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(723)
  Accumulation unit value:
    Beginning of period                                $  23.60       $  23.07            N/A            N/A
    End of period                                      $  24.46       $  23.60            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      406            406            N/A            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division
  Accumulation unit value:
    Beginning of period                                $  30.34            N/A            N/A            N/A
    End of period                                      $  34.15            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      330            N/A            N/A            N/A
JNL/JPMorgan International Equity
Division(605)
  Accumulation unit value:
    Beginning of period                                $  12.33       $  10.87            N/A            N/A
    End of period                                      $  13.34       $  12.33            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --             69            N/A            N/A
JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                $  17.76            N/A            N/A            N/A
    End of period                                      $  17.59            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      635            N/A            N/A            N/A
JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(470)
  Accumulation unit value:
    Beginning of period                                $  11.85       $  11.07        $ 10.79            N/A
    End of period                                      $  12.32       $  11.85        $ 11.07            N/A
  Accumulation units outstanding
  at the end of period                                   10,718          1,809          1,332            N/A
JNL/S&P Managed Growth Division(456)
  Accumulation unit value:
    Beginning of period                                $  12.14       $  11.15        $ 10.65            N/A
    End of period                                      $  12.74       $  12.14        $ 11.15            N/A
  Accumulation units outstanding
  at the end of period                                    4,782          5,404            828            N/A
JNL/S&P Managed Aggressive Growth
Division(674)
  Accumulation unit value:
    Beginning of period                                $  11.92       $  10.98            N/A            N/A
    End of period                                      $  12.63       $  11.92            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    6,352          5,301            N/A            N/A
JNL/S&P Very Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(436)
  Accumulation unit value:
    Beginning of period                                $  10.23       $   9.51        $  8.96            N/A
    End of period                                      $  10.43       $  10.23        $  9.51            N/A
  Accumulation units outstanding
  at the end of period                                    9,912          6,382          1,297            N/A
JNL/MCM S&P 400 MidCap Index Division(436)
  Accumulation unit value:
    Beginning of period                                $  12.52       $  11.07        $ 10.38            N/A
    End of period                                      $  13.70       $  12.52        $ 11.07            N/A
  Accumulation units outstanding
  at the end of period                                    3,966          1,146            134            N/A
JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Value
Division
  Accumulation unit value:
    Beginning of period                                $   9.59            N/A            N/A            N/A
    End of period                                      $  11.39            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,207            N/A            N/A            N/A
JNL/PIMCO Total Return Bond Division(707)
  Accumulation unit value:
    Beginning of period                                $  13.12       $  13.12            N/A            N/A
    End of period                                      $  13.11       $  13.12            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,931          1,736            N/A            N/A
JNL/MCM Small Cap Index Division(636)
  Accumulation unit value:
    Beginning of period                                $  12.83       $  10.29            N/A            N/A
    End of period                                      $  13.06       $  12.83            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    8,645          5,014            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division(436)
  Accumulation unit value:
    Beginning of period                                $  13.24       $  11.34        $ 10.47            N/A
    End of period                                      $  14.65       $  13.24        $ 11.34            N/A
  Accumulation units outstanding
  at the end of period                                    4,365          4,788            133            N/A
JNL/Lazard Small Cap Value Division(707)
  Accumulation unit value:
    Beginning of period                                $  13.74       $  13.26            N/A            N/A
    End of period                                      $  14.05       $  13.74            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,213          1,144            N/A            N/A
JNL/Lazard Mid Cap Value Division(707)
  Accumulation unit value:
    Beginning of period                                $  16.19       $  15.56            N/A            N/A
    End of period                                      $  17.21       $  16.19            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      950            972            N/A            N/A
JNL/MCM Bond Index Division(605)
  Accumulation unit value:
    Beginning of period                                $  10.82       $  10.49            N/A            N/A
    End of period                                      $  10.76       $  10.82            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,215            357            N/A            N/A
JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division
  Accumulation unit value:
    Beginning of period                                $  12.07            N/A            N/A            N/A
    End of period                                      $  12.20            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      179            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division(521)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.03            N/A            N/A
    End of period                                           N/A       $   9.94            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Dow(SM) 10 Division(436)
  Accumulation unit value:
    Beginning of period                                $   9.16       $   9.11        $  8.19            N/A
    End of period                                      $   8.44       $   9.16        $  9.11            N/A
  Accumulation units outstanding
  at the end of period                                   18,970          9,375            454            N/A
JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/T. Rowe Price Value Division(723)
  Accumulation unit value:
    Beginning of period                                $  12.66       $  12.24            N/A            N/A
    End of period                                      $  13.13       $  12.66            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      573            573            N/A            N/A
JNL/FMR Balanced Division(707)
  Accumulation unit value:
    Beginning of period                                $   9.77       $   9.54            N/A            N/A
    End of period                                      $  10.50       $   9.77            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,811          3,487            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(521)
  Accumulation unit value:
    Beginning of period                                $  10.96       $   9.83            N/A            N/A
    End of period                                      $  12.18       $  10.96            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,908          3,319            N/A            N/A
JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Value Division
  Accumulation unit value:
    Beginning of period                                $  16.20            N/A            N/A            N/A
    End of period                                      $  17.02            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      105            N/A            N/A            N/A
JNL/MCM Global 15 Division(605)
  Accumulation unit value:
    Beginning of period                                $  11.23       $   9.33            N/A            N/A
    End of period                                      $  12.10       $  11.23            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   12,787         10,284            N/A            N/A
JNL/MCM 25 Division(436)
  Accumulation unit value:
    Beginning of period                                $  11.42       $   9.59        $  8.48            N/A
    End of period                                      $  10.83       $  11.42        $  9.59            N/A
  Accumulation units outstanding
  at the end of period                                   10,525          6,055            438            N/A
JNL/MCM Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(688)
  Accumulation unit value:
    Beginning of period                                $  17.56       $  15.17            N/A            N/A
    End of period                                      $  18.69       $  17.56            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,560            713            N/A            N/A
JNL/MCM Technology Sector Division(695)
  Accumulation unit value:
    Beginning of period                                $   5.46       $   5.08            N/A            N/A
    End of period                                      $   5.46       $   5.46            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      514            483            N/A            N/A
JNL/MCM Healthcare Sector Division(695)
  Accumulation unit value:
    Beginning of period                                $  10.27       $   9.46            N/A            N/A
    End of period                                      $  10.80       $  10.27            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      261            260            N/A            N/A
JNL/MCM Financial Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Oil & Gas Sector Division(660)
  Accumulation unit value:
    Beginning of period                                $  16.59       $  15.21            N/A            N/A
    End of period                                      $  22.17       $  16.59            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    9,892            156            N/A            N/A
JNL/MCM Communications Sector
Division(718)
  Accumulation unit value:
    Beginning of period                                $   4.34       $   4.32            N/A            N/A
    End of period                                      $   4.28       $   4.34            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --          9,635            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(436)
  Accumulation unit value:
    Beginning of period                                $   9.50       $   8.26        $  7.72            N/A
    End of period                                      $  12.74       $   9.50        $  8.26            N/A
  Accumulation units outstanding
  at the end of period                                    8,722          3,061            481            N/A
JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                $  12.32            N/A            N/A            N/A
    End of period                                      $  12.27            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       92            N/A            N/A            N/A
JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                $  10.63            N/A            N/A            N/A
    End of period                                      $  11.38            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      721            N/A            N/A            N/A
JNL/AIM Real Estate Division(882)
  Accumulation unit value:
    Beginning of period                                $  11.50            N/A            N/A            N/A
    End of period                                      $  11.52            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      158            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division(882)
  Accumulation unit value:
    Beginning of period                                $  11.17            N/A            N/A            N/A
    End of period                                      $  11.22            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      193            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(882)
  Accumulation unit value:
    Beginning of period                                $  11.04            N/A            N/A            N/A
    End of period                                      $  10.86            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      196            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Value Line 25 Division
  Accumulation unit value:
    Beginning of period                                $  12.46            N/A            N/A            N/A
    End of period                                      $  15.47            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,615            N/A            N/A            N/A
JNL/MCM JNL 5 Division(701)
  Accumulation unit value:
    Beginning of period                                $  10.89       $  10.23            N/A            N/A
    End of period                                      $  11.77       $  10.89            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   37,284         31,589            N/A            N/A
JNL/MCM VIP Division(695)
  Accumulation unit value:
    Beginning of period                                $  11.06       $  10.10            N/A            N/A
    End of period                                      $  11.86       $  11.06            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,120          1,135            N/A            N/A
JNL/S&P Managed Moderate Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division
  Accumulation unit value:
    Beginning of period                                $  10.31            N/A            N/A            N/A
    End of period                                      $  10.43            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,843            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.33%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Balanced Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Money Market Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/PPM America High Yield Bond
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers Strategic
Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Equity
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Managed Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Managed Aggressive Growth
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Very Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM S&P 400 MidCap Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Value
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/PIMCO Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Bond Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Dow(SM) 10 Division(749)
  Accumulation unit value:
    Beginning of period                                $   8.80            N/A            N/A            N/A
    End of period                                      $   8.43            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,695            N/A            N/A            N/A
JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Global 15 Division(749)
  Accumulation unit value:
    Beginning of period                                $  10.69            N/A            N/A            N/A
    End of period                                      $  12.08            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,064            N/A            N/A            N/A
JNL/MCM 25 Division(749)
  Accumulation unit value:
    Beginning of period                                $  10.93            N/A            N/A            N/A
    End of period                                      $  10.82            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,127            N/A            N/A            N/A
JNL/MCM Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(749)
  Accumulation unit value:
    Beginning of period                                $  16.44            N/A            N/A            N/A
    End of period                                      $  18.68            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,336            N/A            N/A            N/A
JNL/MCM Technology Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Financial Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Oil & Gas Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Communications Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(749)
  Accumulation unit value:
    Beginning of period                                $   9.51            N/A            N/A            N/A
    End of period                                      $  12.73            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,125            N/A            N/A            N/A
JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Real Estate Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Value Line 25 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM JNL 5 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM VIP Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Managed Moderate Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.345%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(421)
  Accumulation unit value:
    Beginning of period                                $   7.89       $   7.26        $  6.45            N/A
    End of period                                      $   8.04       $   7.89        $  7.26            N/A
  Accumulation units outstanding
  at the end of period                                    1,274          1,275            302            N/A
JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                $  19.88            N/A            N/A            N/A
    End of period                                      $  19.89            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       10            N/A            N/A            N/A
JNL/Select Large Cap Growth Division(587)
  Accumulation unit value:
    Beginning of period                                $  23.84       $  22.93            N/A            N/A
    End of period                                      $  24.38       $  23.84            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      226          2,296            N/A            N/A
JNL/Select Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Balanced Division(378)
  Accumulation unit value:
    Beginning of period                                $  21.02       $  19.41        $ 17.69            N/A
    End of period                                      $  21.63       $  21.02        $ 19.41            N/A
  Accumulation units outstanding
  at the end of period                                    7,522          9,019          1,930            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                $  17.82            N/A            N/A            N/A
    End of period                                      $  19.58            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      801            N/A            N/A            N/A
JNL/Putnam Value Equity Division(422)
  Accumulation unit value:
    Beginning of period                                $  18.10       $  16.88        $ 15.48            N/A
    End of period                                      $  18.55       $  18.10        $ 16.88            N/A
  Accumulation units outstanding
  at the end of period                                    1,502          1,280          1,161            N/A
JNL/Select Money Market Division
  Accumulation unit value:
    Beginning of period                                $  11.18            N/A            N/A            N/A
    End of period                                      $  11.21            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/PPM America High Yield Bond
Division(421)
  Accumulation unit value:
    Beginning of period                                     N/A       $  14.29        $ 13.67            N/A
    End of period                                           N/A       $  14.67        $ 14.29            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --             74            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers Strategic
Bond Division(378)
  Accumulation unit value:
    Beginning of period                                $  17.01       $  16.29        $ 15.59            N/A
    End of period                                      $  17.05       $  17.01        $ 16.29            N/A
  Accumulation units outstanding
  at the end of period                                    3,396            598            375            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(378)
  Accumulation unit value:
    Beginning of period                                $  23.54       $  21.93        $ 19.80            N/A
    End of period                                      $  24.40       $  23.54        $ 21.93            N/A
  Accumulation units outstanding
  at the end of period                                    3,124          1,588          1,668            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division(378)
  Accumulation unit value:
    Beginning of period                                $  30.56       $  26.51        $ 23.69            N/A
    End of period                                      $  34.06       $  30.56        $ 26.51            N/A
  Accumulation units outstanding
  at the end of period                                    2,698          1,089            541            N/A
JNL/JPMorgan International Equity
Division(421)
  Accumulation unit value:
    Beginning of period                                $  12.31       $  10.83        $  9.52            N/A
    End of period                                      $  13.31       $  12.31        $ 10.83            N/A
  Accumulation units outstanding
  at the end of period                                    1,887             --             --            N/A
JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                $  15.27            N/A            N/A            N/A
    End of period                                      $  17.55            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,387            N/A            N/A            N/A
JNL/Eagle Core Equity Division(378)
  Accumulation unit value:
    Beginning of period                                $  15.89       $  15.30        $ 13.88            N/A
    End of period                                      $  16.05       $  15.89        $ 15.30            N/A
  Accumulation units outstanding
  at the end of period                                    2,247            761            843            N/A
JNL/Eagle SmallCap Equity Division(525)
  Accumulation unit value:
    Beginning of period                                $  18.10       $  16.57            N/A            N/A
    End of period                                      $  18.13       $  18.10            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,003            119            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(300)
  Accumulation unit value:
    Beginning of period                                $  11.83       $  11.05        $  9.59            N/A
    End of period                                      $  12.30       $  11.83        $ 11.05            N/A
  Accumulation units outstanding
  at the end of period                                   27,545         21,819         13,709            N/A
JNL/S&P Managed Growth Division(443)
  Accumulation unit value:
    Beginning of period                                $  12.11       $  11.13        $ 10.63            N/A
    End of period                                      $  12.71       $  12.11        $ 11.13            N/A
  Accumulation units outstanding
  at the end of period                                   57,214         54,825          2,482            N/A
JNL/S&P Managed Aggressive Growth
Division(382)
  Accumulation unit value:
    Beginning of period                                $  11.90       $  10.82        $  9.64            N/A
    End of period                                      $  12.61       $  11.90        $ 10.82            N/A
  Accumulation units outstanding
  at the end of period                                    7,665          5,459          3,114            N/A
JNL/S&P Very Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Growth Division I(484)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.74        $  9.72            N/A
    End of period                                           N/A       $   9.86        $  9.74            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --          2,727            N/A
JNL/S&P Equity Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(421)
  Accumulation unit value:
    Beginning of period                                $  10.22       $   9.51        $  8.78            N/A
    End of period                                      $  10.42       $  10.22        $  9.51            N/A
  Accumulation units outstanding
  at the end of period                                   17,999         14,725          1,277            N/A
JNL/MCM S&P 400 MidCap Index Division(300)
  Accumulation unit value:
    Beginning of period                                $  12.51       $  11.06        $  8.22            N/A
    End of period                                      $  13.68       $  12.51        $ 11.06            N/A
  Accumulation units outstanding
  at the end of period                                   10,621          8,651          3,680            N/A
JNL/Alliance Capital Growth Division(421)
  Accumulation unit value:
    Beginning of period                                $   9.31       $   8.96        $  8.29            N/A
    End of period                                      $   8.44       $   9.31        $  8.96            N/A
  Accumulation units outstanding
  at the end of period                                       --            869             --            N/A
JNL/JPMorgan International Value
Division(565)
  Accumulation unit value:
    Beginning of period                                $   9.81       $   8.75            N/A            N/A
    End of period                                      $  11.36       $   9.81            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,315          1,304            N/A            N/A
JNL/PIMCO Total Return Bond Division(300)
  Accumulation unit value:
    Beginning of period                                $  13.09       $  12.83        $ 12.70            N/A
    End of period                                      $  13.09       $  13.09        $ 12.83            N/A
  Accumulation units outstanding
  at the end of period                                   25,212          3,392         11,608            N/A
JNL/MCM Small Cap Index Division(406)
  Accumulation unit value:
    Beginning of period                                $  12.82       $  11.18        $ 10.36            N/A
    End of period                                      $  13.05       $  12.82        $ 11.18            N/A
  Accumulation units outstanding
  at the end of period                                    6,659          3,824            541            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division(406)
  Accumulation unit value:
    Beginning of period                                $  13.22       $  11.33        $  9.87            N/A
    End of period                                      $  14.64       $  13.22        $ 11.33            N/A
  Accumulation units outstanding
  at the end of period                                    6,112          4,036            569            N/A
JNL/Lazard Small Cap Value Division(300)
  Accumulation unit value:
    Beginning of period                                $  13.72       $  12.17        $  8.71            N/A
    End of period                                      $  14.02       $  13.72        $ 12.17            N/A
  Accumulation units outstanding
  at the end of period                                    3,553          2,709          1,973            N/A
JNL/Lazard Mid Cap Value Division(300)
  Accumulation unit value:
    Beginning of period                                $  16.16       $  13.27        $ 10.37            N/A
    End of period                                      $  17.18       $  16.16        $ 13.27            N/A
  Accumulation units outstanding
  at the end of period                                    5,950          3,256          1,853            N/A
JNL/MCM Bond Index Division(422)
  Accumulation unit value:
    Beginning of period                                $  10.81       $  10.67        $ 10.73            N/A
    End of period                                      $  10.75       $  10.81        $ 10.67            N/A
  Accumulation units outstanding
  at the end of period                                   17,126         10,900            290            N/A
JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division(674)
  Accumulation unit value:
    Beginning of period                                $  12.26       $  11.95            N/A            N/A
    End of period                                      $  12.18       $  12.26            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,498          2,521            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Dow(SM) 10 Division(283)
  Accumulation unit value:
    Beginning of period                                $   9.14       $   9.10        $  6.37            N/A
    End of period                                      $   8.43       $   9.14        $  9.10            N/A
  Accumulation units outstanding
  at the end of period                                   38,918         24,902         11,919            N/A
JNL/Putnam Midcap Growth Division(300)
  Accumulation unit value:
    Beginning of period                                $   7.25       $   6.26        $  4.87            N/A
    End of period                                      $   7.94       $   7.25        $  6.26            N/A
  Accumulation units outstanding
  at the end of period                                    2,320          2,483          2,637            N/A
JNL/T. Rowe Price Value Division(378)
  Accumulation unit value:
    Beginning of period                                $  12.65       $  11.24        $  9.73            N/A
    End of period                                      $  13.12       $  12.65        $ 11.24            N/A
  Accumulation units outstanding
  at the end of period                                    8,568          5,844          3,243            N/A
JNL/FMR Balanced Division(378)
  Accumulation unit value:
    Beginning of period                                $   9.75       $   9.13        $  8.53            N/A
    End of period                                      $  10.49       $   9.75        $  9.13            N/A
  Accumulation units outstanding
  at the end of period                                    6,919          3,374          3,217            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(525)
  Accumulation unit value:
    Beginning of period                                $  10.95       $   9.88            N/A            N/A
    End of period                                      $  12.17       $  10.95            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   19,340          7,929            N/A            N/A
JNL/Oppenheimer Growth Division(533)
  Accumulation unit value:
    Beginning of period                                $   7.93       $   7.77            N/A            N/A
    End of period                                      $   8.45       $   7.93            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   16,558          8,931            N/A            N/A
JNL/Select Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Global 15 Division(284)
  Accumulation unit value:
    Beginning of period                                $  11.22       $   8.96        $  5.78            N/A
    End of period                                      $  12.08       $  11.22        $  8.96            N/A
  Accumulation units outstanding
  at the end of period                                   44,637         20,107         10,033            N/A
JNL/MCM 25 Division(283)
  Accumulation unit value:
    Beginning of period                                $  11.40       $   9.58        $  6.63            N/A
    End of period                                      $  10.81       $  11.40        $  9.58            N/A
  Accumulation units outstanding
  at the end of period                                   33,434         18,645          9,420            N/A
JNL/MCM Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                $  10.14            N/A            N/A            N/A
    End of period                                      $   9.88            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      250            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(283)
  Accumulation unit value:
    Beginning of period                                $  17.54       $  15.95        $ 10.42            N/A
    End of period                                      $  18.66       $  17.54        $ 15.95            N/A
  Accumulation units outstanding
  at the end of period                                   18,147         12,187          5,153            N/A
JNL/MCM Technology Sector Division
  Accumulation unit value:
    Beginning of period                                $   5.15            N/A            N/A            N/A
    End of period                                      $   5.45            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      255            N/A            N/A            N/A
JNL/MCM Healthcare Sector Division(597)
  Accumulation unit value:
    Beginning of period                                $  10.26       $  10.39            N/A            N/A
    End of period                                      $  10.79       $  10.26            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      891            220            N/A            N/A
JNL/MCM Financial Sector Division(597)
  Accumulation unit value:
    Beginning of period                                $  11.54       $  10.56            N/A            N/A
    End of period                                      $  11.97       $  11.54            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      808            113            N/A            N/A
JNL/MCM Oil & Gas Sector Division(528)
  Accumulation unit value:
    Beginning of period                                $  16.56       $  13.70            N/A            N/A
    End of period                                      $  22.13       $  16.56            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   25,365            790            N/A            N/A
JNL/MCM Communications Sector Division
  Accumulation unit value:
    Beginning of period                                $   4.15            N/A            N/A            N/A
    End of period                                      $   4.27            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      303            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(283)
  Accumulation unit value:
    Beginning of period                                $   9.49       $   8.25        $  6.65            N/A
    End of period                                      $  12.72       $   9.49        $  8.25            N/A
  Accumulation units outstanding
  at the end of period                                   26,521         18,912         12,266            N/A
JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Small Cap Growth Division(525)
  Accumulation unit value:
    Beginning of period                                $  11.58       $  11.35            N/A            N/A
    End of period                                      $  12.26       $  11.58            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      458            443            N/A            N/A
JNL/AIM Large Cap Growth Division(300)
  Accumulation unit value:
    Beginning of period                                $  10.85       $  10.10        $  8.22            N/A
    End of period                                      $  11.37       $  10.85        $ 10.10            N/A
  Accumulation units outstanding
  at the end of period                                    3,199          3,316          2,401            N/A
JNL/AIM Real Estate Division(839)
  Accumulation unit value:
    Beginning of period                                $  10.26            N/A            N/A            N/A
    End of period                                      $  11.52            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,298            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division(970)
  Accumulation unit value:
    Beginning of period                                $  11.27            N/A            N/A            N/A
    End of period                                      $  11.21            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      413            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(857)
  Accumulation unit value:
    Beginning of period                                $  10.34            N/A            N/A            N/A
    End of period                                      $  10.86            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       19            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division
  Accumulation unit value:
    Beginning of period                                $   9.97            N/A            N/A            N/A
    End of period                                      $  10.45            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,474            N/A            N/A            N/A
JNL/MCM Value Line 25 Division(724)
  Accumulation unit value:
    Beginning of period                                $  11.41       $  11.21            N/A            N/A
    End of period                                      $  15.46       $  11.41            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   21,644             85            N/A            N/A
JNL/MCM JNL 5 Division(694)
  Accumulation unit value:
    Beginning of period                                $  10.89       $   9.86            N/A            N/A
    End of period                                      $  11.77       $  10.89            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  186,061          7,762            N/A            N/A
JNL/MCM VIP Division
  Accumulation unit value:
    Beginning of period                                $  10.86            N/A            N/A            N/A
    End of period                                      $  11.85            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    5,268            N/A            N/A            N/A
JNL/S&P Managed Moderate Division(736)
  Accumulation unit value:
    Beginning of period                                $  10.48       $  10.48            N/A            N/A
    End of period                                      $  10.75       $  10.48            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    7,432            361            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division(694)
  Accumulation unit value:
    Beginning of period                                $  10.29       $  10.03            N/A            N/A
    End of period                                      $  10.43       $  10.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   51,827          6,604            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.35%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM)Enhanced S&P 500 Stock Index Division (471)
  Accumulation unit value:
    Beginning of period                                $   7.89       $   7.26        $  6.92            N/A
    End of period                                      $   8.03       $   7.89        $  7.26            N/A
  Accumulation units outstanding
  at the end of period                                    2,756         15,760          2,167            N/A
JNL/FMR Capital Growth Division(568)
  Accumulation unit value:
    Beginning of period                                $  19.17       $  16.79            N/A            N/A
    End of period                                      $  19.88       $  19.17            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      237            199            N/A            N/A
JNL/Select Large Cap Growth Division(646)
  Accumulation unit value:
    Beginning of period                                $  23.83       $  20.94            N/A            N/A
    End of period                                      $  24.36       $  23.83            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,411            405            N/A            N/A
JNL/Select Global Growth Division(665)
  Accumulation unit value:
    Beginning of period                                $  21.18       $  18.93            N/A            N/A
    End of period                                      $  21.09       $  21.18            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      427             61            N/A            N/A
JNL/Select Balanced Division(275)
  Accumulation unit value:
    Beginning of period                                $  21.01       $  19.40        $ 15.77            N/A
    End of period                                      $  21.61       $  21.01        $ 19.40            N/A
  Accumulation units outstanding
  at the end of period                                   10,849          6,018             --            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Putnam Value Equity Division(312)
  Accumulation unit value:
    Beginning of period                                $  18.09       $  16.88        $ 13.63            N/A
    End of period                                      $  18.54       $  18.09        $ 16.88            N/A
  Accumulation units outstanding
  at the end of period                                      189          2,667          2,751            N/A
JNL/Select Money Market Division(575)
  Accumulation unit value:
    Beginning of period                                $  11.16       $  11.26            N/A            N/A
    End of period                                      $  11.20       $  11.16            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,409             --            N/A            N/A
JNL/PPM America High Yield Bond
Division(397)
  Accumulation unit value:
    Beginning of period                                     N/A       $  14.28        $ 13.30            N/A
    End of period                                           N/A       $  14.66        $ 14.28            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --          8,641            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division(275)
  Accumulation unit value:
    Beginning of period                                $  14.22       $  14.02        $ 14.26            N/A
    End of period                                      $  14.22       $  14.22        $ 14.02            N/A
  Accumulation units outstanding
  at the end of period                                    5,438          2,202             --            N/A
JNL/Salomon Brothers Strategic
Bond Division(275)
  Accumulation unit value:
    Beginning of period                                $  17.00       $  16.28        $ 14.93            N/A
    End of period                                      $  17.04       $  17.00        $ 16.28            N/A
  Accumulation units outstanding
  at the end of period                                    4,100          1,615          3,964            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(460)
  Accumulation unit value:
    Beginning of period                                $  23.53       $  21.92        $ 20.35            N/A
    End of period                                      $  24.39       $  23.53        $ 21.92            N/A
  Accumulation units outstanding
  at the end of period                                    9,299          3,405          2,767            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division(358)
  Accumulation unit value:
    Beginning of period                                $  30.55       $  26.50        $ 22.91            N/A
    End of period                                      $  34.05       $  30.55        $ 26.50            N/A
  Accumulation units outstanding
  at the end of period                                    3,543            968            628            N/A
JNL/JPMorgan International Equity
Division(501)
  Accumulation unit value:
    Beginning of period                                $  12.30       $  11.32            N/A            N/A
    End of period                                      $  13.30       $  12.30            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,119          1,584            N/A            N/A
JNL/Alger Growth Division(481)
  Accumulation unit value:
    Beginning of period                                $  15.99       $  15.59        $ 15.35            N/A
    End of period                                      $  17.54       $  15.99        $ 15.59            N/A
  Accumulation units outstanding
  at the end of period                                    1,809            895            456            N/A
JNL/Eagle Core Equity Division(312)
  Accumulation unit value:
    Beginning of period                                $  15.89       $  15.30        $ 12.63            N/A
    End of period                                      $  16.04       $  15.89        $ 15.30            N/A
  Accumulation units outstanding
  at the end of period                                    4,616          4,308          2,974            N/A
JNL/Eagle SmallCap Equity Division(594)
  Accumulation unit value:
    Beginning of period                                $  18.09       $  16.34            N/A            N/A
    End of period                                      $  18.12       $  18.09            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,184            354            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(358)
  Accumulation unit value:
    Beginning of period                                $  11.82       $  11.05        $ 10.27            N/A
    End of period                                      $  12.29       $  11.82        $ 11.05            N/A
  Accumulation units outstanding
  at the end of period                                  133,875         67,582         17,082            N/A
JNL/S&P Managed Growth Division(358)
  Accumulation unit value:
    Beginning of period                                $  12.11       $  11.13        $ 10.11            N/A
    End of period                                      $  12.71       $  12.11        $ 11.13            N/A
  Accumulation units outstanding
  at the end of period                                  111,002        154,044         42,312            N/A
JNL/S&P Managed Aggressive Growth
Division(456)
  Accumulation unit value:
    Beginning of period                                $  11.89       $  10.81        $ 10.25            N/A
    End of period                                      $  12.60       $  11.89        $ 10.81            N/A
  Accumulation units outstanding
  at the end of period                                   99,055         70,697            659            N/A
JNL/S&P Very Aggressive Growth
Division I(563)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.81            N/A            N/A
    End of period                                           N/A       $  10.60            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/S&P Equity Growth Division I(382)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.74        $  8.62            N/A
    End of period                                           N/A       $   9.86        $  9.74            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --          2,429            N/A
JNL/S&P Equity Aggressive Growth
Division I(426)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.96        $  9.27            N/A
    End of period                                           N/A       $  10.11        $  9.96            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            140            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(481)
  Accumulation unit value:
    Beginning of period                                $  10.22       $   9.51        $  9.37            N/A
    End of period                                      $  10.42       $  10.22        $  9.51            N/A
  Accumulation units outstanding
  at the end of period                                   66,254         63,516          3,410            N/A
JNL/MCM S&P 400 MidCap Index Division(483)
  Accumulation unit value:
    Beginning of period                                $  12.51       $  11.06        $ 10.99            N/A
    End of period                                      $  13.68       $  12.51        $ 11.06            N/A
  Accumulation units outstanding
  at the end of period                                    3,015          1,570            544            N/A
JNL/Alliance Capital Growth Division(312)
  Accumulation unit value:
    Beginning of period                                $   9.31       $   8.96        $  7.70            N/A
    End of period                                      $   8.44       $   9.31        $  8.96            N/A
  Accumulation units outstanding
  at the end of period                                       --          8,505          9,476            N/A
JNL/JPMorgan International Value
Division(471)
  Accumulation unit value:
    Beginning of period                                $   9.81       $   8.19        $  7.77            N/A
    End of period                                      $  11.36       $   9.81        $  8.19            N/A
  Accumulation units outstanding
  at the end of period                                   21,901          6,230          1,931            N/A
JNL/PIMCO Total Return Bond Division(412)
  Accumulation unit value:
    Beginning of period                                $  13.09       $  12.83        $ 12.73            N/A
    End of period                                      $  13.08       $  13.09        $ 12.83            N/A
  Accumulation units outstanding
  at the end of period                                   24,578         16,756          9,172            N/A
JNL/MCM Small Cap Index Division(483)
  Accumulation unit value:
    Beginning of period                                $  12.82       $  11.18        $ 11.13            N/A
    End of period                                      $  13.05       $  12.82        $ 11.18            N/A
  Accumulation units outstanding
  at the end of period                                    3,729          1,070            359            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division(483)
  Accumulation unit value:
    Beginning of period                                $  13.22       $  11.33        $ 11.10            N/A
    End of period                                      $  14.64       $  13.22        $ 11.33            N/A
  Accumulation units outstanding
  at the end of period                                    7,202          1,515            450            N/A
JNL/Lazard Small Cap Value Division(439)
  Accumulation unit value:
    Beginning of period                                $  13.71       $  12.17        $ 11.08            N/A
    End of period                                      $  14.02       $  13.71        $ 12.17            N/A
  Accumulation units outstanding
  at the end of period                                    4,799          2,221            986            N/A
JNL/Lazard Mid Cap Value Division(443)
  Accumulation unit value:
    Beginning of period                                $  16.16       $  13.27        $ 12.60            N/A
    End of period                                      $  17.18       $  16.16        $ 13.27            N/A
  Accumulation units outstanding
  at the end of period                                    4,793          1,957            849            N/A
JNL/MCM Bond Index Division(426)
  Accumulation unit value:
    Beginning of period                                $  10.81       $  10.68        $ 10.63            N/A
    End of period                                      $  10.75       $  10.81        $ 10.68            N/A
  Accumulation units outstanding
  at the end of period                                    5,209          2,362          1,623            N/A
JNL/S&P Core Index 100 Division(456)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.10        $  9.63            N/A
    End of period                                           N/A       $  10.21        $ 10.10            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --          1,402            N/A
JNL/Salomon Brothers High Yield
Bond Division(674)
  Accumulation unit value:
    Beginning of period                                $  12.26       $  11.94            N/A            N/A
    End of period                                      $  12.18       $  12.26            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    5,309         46,273            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division(594)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.04            N/A            N/A
    End of period                                           N/A       $   9.93            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Dow(SM) 10 Division(358)
  Accumulation unit value:
    Beginning of period                                $   9.14       $   9.10        $  7.69            N/A
    End of period                                      $   8.42       $   9.14        $  9.10            N/A
  Accumulation units outstanding
  at the end of period                                  130,571         69,002         12,797            N/A
JNL/Putnam Midcap Growth Division(439)
  Accumulation unit value:
    Beginning of period                                $   7.25       $   6.26        $  6.04            N/A
    End of period                                      $   7.94       $   7.25        $  6.26            N/A
  Accumulation units outstanding
  at the end of period                                    1,012          3,302          4,183            N/A
JNL/T. Rowe Price Value Division(439)
  Accumulation unit value:
    Beginning of period                                $  12.65       $  11.24        $ 10.22            N/A
    End of period                                      $  13.11       $  12.65        $ 11.24            N/A
  Accumulation units outstanding
  at the end of period                                   21,530         11,726          5,609            N/A
JNL/FMR Balanced Division(312)
  Accumulation unit value:
    Beginning of period                                $   9.75       $   9.12        $  8.30            N/A
    End of period                                      $  10.49       $   9.75        $  9.12            N/A
  Accumulation units outstanding
  at the end of period                                   11,432         11,433             --            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(439)
  Accumulation unit value:
    Beginning of period                                $  10.95       $   9.50        $  8.68            N/A
    End of period                                      $  12.16       $  10.95        $  9.50            N/A
  Accumulation units outstanding
  at the end of period                                   14,470          6,393          2,852            N/A
JNL/Oppenheimer Growth Division(312)
  Accumulation unit value:
    Beginning of period                                $   7.92       $   7.78        $  6.91            N/A
    End of period                                      $   8.45       $   7.92        $  7.78            N/A
  Accumulation units outstanding
  at the end of period                                      656          5,501          5,442            N/A
JNL/Select Value Division(471)
  Accumulation unit value:
    Beginning of period                                $  16.10       $  14.36        $ 13.70            N/A
    End of period                                      $  17.01       $  16.10        $ 14.36            N/A
  Accumulation units outstanding
  at the end of period                                    5,850          3,417          1,095            N/A
JNL/MCM Global 15 Division(412)
  Accumulation unit value:
    Beginning of period                                $  11.22       $   8.96        $  8.53            N/A
    End of period                                      $  12.07       $  11.22        $  8.96            N/A
  Accumulation units outstanding
  at the end of period                                  121,308         46,909          7,623            N/A
JNL/MCM 25 Division(382)
  Accumulation unit value:
    Beginning of period                                $  11.40       $   9.57        $  7.88            N/A
    End of period                                      $  10.81       $  11.40        $  9.57            N/A
  Accumulation units outstanding
  at the end of period                                   86,463         46,474          9,782            N/A
JNL/MCM Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                $   9.97            N/A            N/A            N/A
    End of period                                      $   9.87            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       44            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(412)
  Accumulation unit value:
    Beginning of period                                $  17.54       $  15.95        $ 14.61            N/A
    End of period                                      $  18.66       $  17.54        $ 15.95            N/A
  Accumulation units outstanding
  at the end of period                                   53,528         28,279          5,705            N/A
JNL/MCM Technology Sector Division(522)
  Accumulation unit value:
    Beginning of period                                $   5.45       $   5.48            N/A            N/A
    End of period                                      $   5.45       $   5.45            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    6,859            646            N/A            N/A
JNL/MCM Healthcare Sector Division(509)
  Accumulation unit value:
    Beginning of period                                $  10.26       $  10.61            N/A            N/A
    End of period                                      $  10.78       $  10.26            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    9,582          1,976            N/A            N/A
JNL/MCM Financial Sector Division(522)
  Accumulation unit value:
    Beginning of period                                $  11.54       $  10.88            N/A            N/A
    End of period                                      $  11.96       $  11.54            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,965          1,122            N/A            N/A
JNL/MCM Oil & Gas Sector Division(509)
  Accumulation unit value:
    Beginning of period                                $  16.56       $  12.82            N/A            N/A
    End of period                                      $  22.13       $  16.56            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    9,151          5,476            N/A            N/A
JNL/MCM Communications Sector
Division(509)
  Accumulation unit value:
    Beginning of period                                $   4.33       $   3.94            N/A            N/A
    End of period                                      $   4.27       $   4.33            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    7,166             --            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(382)
  Accumulation unit value:
    Beginning of period                                $   9.48       $   8.25        $  7.51            N/A
    End of period                                      $  12.72       $   9.48        $  8.25            N/A
  Accumulation units outstanding
  at the end of period                                   73,611         51,681          9,523            N/A
JNL/AIM Premier Equity II Division(426)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.24        $  8.73            N/A
    End of period                                           N/A       $   9.01        $  9.24            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            149            N/A
JNL/AIM Small Cap Growth Division(439)
  Accumulation unit value:
    Beginning of period                                $  11.58       $  11.09        $ 10.43            N/A
    End of period                                      $  12.26       $  11.58        $ 11.09            N/A
  Accumulation units outstanding
  at the end of period                                    3,954          3,250          2,403            N/A
JNL/AIM Large Cap Growth Division(568)
  Accumulation unit value:
    Beginning of period                                $  10.85       $  10.22            N/A            N/A
    End of period                                      $  11.37       $  10.85            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    5,488            403            N/A            N/A
JNL/AIM Real Estate Division(836)
  Accumulation unit value:
    Beginning of period                                $  10.39            N/A            N/A            N/A
    End of period                                      $  11.52            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      175            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(877)
  Accumulation unit value:
    Beginning of period                                $  10.92            N/A            N/A            N/A
    End of period                                      $  10.86            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      991            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division(712)
  Accumulation unit value:
    Beginning of period                                $  10.81       $  10.64            N/A            N/A
    End of period                                      $  10.45       $  10.81            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   22,093            695            N/A            N/A
JNL/MCM Value Line 25 Division(719)
  Accumulation unit value:
    Beginning of period                                $  11.41       $  11.02            N/A            N/A
    End of period                                      $  15.46       $  11.41            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  198,163         15,941            N/A            N/A
JNL/MCM JNL 5 Division(685)
  Accumulation unit value:
    Beginning of period                                $  10.89       $   9.78            N/A            N/A
    End of period                                      $  11.77       $  10.89            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  214,183          1,689            N/A            N/A
JNL/MCM VIP Division(685)
  Accumulation unit value:
    Beginning of period                                $  11.05       $   9.83            N/A            N/A
    End of period                                      $  11.85       $  11.05            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,309            194            N/A            N/A
JNL/S&P Managed Moderate Division(689)
  Accumulation unit value:
    Beginning of period                                $  10.48       $   9.87            N/A            N/A
    End of period                                      $  10.75       $  10.48            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   14,944          7,600            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division(685)
  Accumulation unit value:
    Beginning of period                                $  10.29       $   9.97            N/A            N/A
    End of period                                      $  10.43       $  10.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,952          1,909            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.36%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM)Enhanced S&P 500 Stock Index Division (584)
  Accumulation unit value:
    Beginning of period                                $   7.89       $   7.12            N/A            N/A
    End of period                                      $   8.03       $   7.89            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   15,486          5,677            N/A            N/A
JNL/FMR Capital Growth Division(538)
  Accumulation unit value:
    Beginning of period                                $  19.15       $  16.98            N/A            N/A
    End of period                                      $  19.86       $  19.15            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   15,378          6,746            N/A            N/A
JNL/Select Large Cap Growth Division(534)
  Accumulation unit value:
    Beginning of period                                $  23.81       $  22.12            N/A            N/A
    End of period                                      $  24.34       $  23.81            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   11,336          4,643            N/A            N/A
JNL/Select Global Growth Division(584)
  Accumulation unit value:
    Beginning of period                                $  21.16       $  18.71            N/A            N/A
    End of period                                      $  21.06       $  21.16            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,591          2,746            N/A            N/A
JNL/Select Balanced Division(408)
  Accumulation unit value:
    Beginning of period                                $  21.00       $  19.39        $ 17.96            N/A
    End of period                                      $  21.60       $  21.00        $ 19.39            N/A
  Accumulation units outstanding
  at the end of period                                   40,651         16,603            557            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division(608)
  Accumulation unit value:
    Beginning of period                                $  18.41       $  17.04            N/A            N/A
    End of period                                      $  19.55       $  18.41            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    7,262          2,629            N/A            N/A
JNL/Putnam Value Equity Division(442)
  Accumulation unit value:
    Beginning of period                                $  18.07       $  16.86        $ 15.82            N/A
    End of period                                      $  18.52       $  18.07        $ 16.86            N/A
  Accumulation units outstanding
  at the end of period                                    3,141          1,107            650            N/A
JNL/Select Money Market Division(436)
  Accumulation unit value:
    Beginning of period                                $  11.15       $  11.33        $ 11.38            N/A
    End of period                                      $  11.19       $  11.15        $ 11.33            N/A
  Accumulation units outstanding
  at the end of period                                   81,339         73,169            680            N/A
JNL/PPM America High Yield Bond
Division(436)
  Accumulation unit value:
    Beginning of period                                     N/A       $  14.27        $ 13.86            N/A
    End of period                                           N/A       $  14.65        $ 14.27            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --          1,021            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division(434)
  Accumulation unit value:
    Beginning of period                                $  14.21       $  14.01        $ 13.81            N/A
    End of period                                      $  14.20       $  14.21        $ 14.01            N/A
  Accumulation units outstanding
  at the end of period                                   32,945         11,710            737            N/A
JNL/Salomon Brothers Strategic
Bond Division(434)
  Accumulation unit value:
    Beginning of period                                $  16.98       $  16.26        $ 15.91            N/A
    End of period                                      $  17.02       $  16.98        $ 16.26            N/A
  Accumulation units outstanding
  at the end of period                                   38,756         17,520          1,222            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(442)
  Accumulation unit value:
    Beginning of period                                $  23.51       $  21.91        $ 20.67            N/A
    End of period                                      $  24.36       $  23.51        $ 21.91            N/A
  Accumulation units outstanding
  at the end of period                                   67,950         34,797          1,433            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division(427)
  Accumulation unit value:
    Beginning of period                                $  30.52       $  26.47        $ 24.78            N/A
    End of period                                      $  34.01       $  30.52        $ 26.47            N/A
  Accumulation units outstanding
  at the end of period                                   66,601         24,325            399            N/A
JNL/JPMorgan International Equity
Division(534)
  Accumulation unit value:
    Beginning of period                                $  12.29       $  10.80            N/A            N/A
    End of period                                      $  13.29       $  12.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   35,611         16,189            N/A            N/A
JNL/Alger Growth Division(442)
  Accumulation unit value:
    Beginning of period                                $  15.97       $  15.57        $ 14.91            N/A
    End of period                                      $  17.52       $  15.97        $ 15.57            N/A
  Accumulation units outstanding
  at the end of period                                    6,877          2,660            690            N/A
JNL/Eagle Core Equity Division(442)
  Accumulation unit value:
    Beginning of period                                $  15.87       $  15.29        $ 14.35            N/A
    End of period                                      $  16.03       $  15.87        $ 15.29            N/A
  Accumulation units outstanding
  at the end of period                                   22,456         19,921          2,342            N/A
JNL/Eagle SmallCap Equity Division(469)
  Accumulation unit value:
    Beginning of period                                $  18.07       $  15.58        $ 15.25            N/A
    End of period                                      $  18.10       $  18.07        $ 15.58            N/A
  Accumulation units outstanding
  at the end of period                                    8,954          5,472            525            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(468)
  Accumulation unit value:
    Beginning of period                                $  11.82       $  11.04        $ 10.76            N/A
    End of period                                      $  12.28       $  11.82        $ 11.04            N/A
  Accumulation units outstanding
  at the end of period                                  460,039        241,118          2,595            N/A
JNL/S&P Managed Growth Division(427)
  Accumulation unit value:
    Beginning of period                                $  12.10       $  11.12        $ 10.54            N/A
    End of period                                      $  12.70       $  12.10        $ 11.12            N/A
  Accumulation units outstanding
  at the end of period                                  440,109        230,819         15,423            N/A
JNL/S&P Managed Aggressive Growth
Division(427)
  Accumulation unit value:
    Beginning of period                                $  11.89       $  10.81        $ 10.15            N/A
    End of period                                      $  12.59       $  11.89        $ 10.81            N/A
  Accumulation units outstanding
  at the end of period                                  217,292        128,278             --            N/A
JNL/S&P Very Aggressive Growth
Division I(507)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.67            N/A            N/A
    End of period                                           N/A       $  10.59            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/S&P Equity Growth Division I(426)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.74        $  9.06            N/A
    End of period                                           N/A       $   9.85        $  9.74            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --         16,814            N/A
JNL/S&P Equity Aggressive Growth
Division I(493)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.17            N/A            N/A
    End of period                                           N/A       $  10.10            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(436)
  Accumulation unit value:
    Beginning of period                                $  10.22       $   9.51        $  8.95            N/A
    End of period                                      $  10.42       $  10.22        $  9.51            N/A
  Accumulation units outstanding
  at the end of period                                  276,798        105,998          2,533            N/A
JNL/MCM S&P 400 MidCap Index Division(442)
  Accumulation unit value:
    Beginning of period                                $  12.50       $  11.06        $ 10.50            N/A
    End of period                                      $  13.68       $  12.50        $ 11.06            N/A
  Accumulation units outstanding
  at the end of period                                  126,090         56,050            979            N/A
JNL/Alliance Capital Growth Division(442)
  Accumulation unit value:
    Beginning of period                                $   9.30       $   8.96        $  8.75            N/A
    End of period                                      $   8.43       $   9.30        $  8.96            N/A
  Accumulation units outstanding
  at the end of period                                       --          3,586            226            N/A
JNL/JPMorgan International Value
Division(442)
  Accumulation unit value:
    Beginning of period                                $   9.80       $   8.19        $  7.45            N/A
    End of period                                      $  11.35       $   9.80        $  8.19            N/A
  Accumulation units outstanding
  at the end of period                                   74,650         29,686            133            N/A
JNL/PIMCO Total Return Bond Division(408)
  Accumulation unit value:
    Beginning of period                                $  13.08       $  12.82        $ 12.65            N/A
    End of period                                      $  13.07       $  13.08        $ 12.82            N/A
  Accumulation units outstanding
  at the end of period                                  100,607         28,227          2,681            N/A
JNL/MCM Small Cap Index Division(442)
  Accumulation unit value:
    Beginning of period                                $  12.81       $  11.17        $ 10.59            N/A
    End of period                                      $  13.04       $  12.81        $ 11.17            N/A
  Accumulation units outstanding
  at the end of period                                  108,911         49,098            972            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division(442)
  Accumulation unit value:
    Beginning of period                                $  13.22       $  11.33        $ 10.39            N/A
    End of period                                      $  14.63       $  13.22        $ 11.33            N/A
  Accumulation units outstanding
  at the end of period                                  145,920         52,689            979            N/A
JNL/Lazard Small Cap Value Division(442)
  Accumulation unit value:
    Beginning of period                                $  13.70       $  12.16        $ 11.37            N/A
    End of period                                      $  14.01       $  13.70        $ 12.16            N/A
  Accumulation units outstanding
  at the end of period                                  103,459         48,536          2,527            N/A
JNL/Lazard Mid Cap Value Division(442)
  Accumulation unit value:
    Beginning of period                                $  16.15       $  13.26        $ 12.53            N/A
    End of period                                      $  17.16       $  16.15        $ 13.26            N/A
  Accumulation units outstanding
  at the end of period                                  132,813         60,848          2,245            N/A
JNL/MCM Bond Index Division(475)
  Accumulation unit value:
    Beginning of period                                $  10.80       $  10.67        $ 10.64            N/A
    End of period                                      $  10.75       $  10.80        $ 10.67            N/A
  Accumulation units outstanding
  at the end of period                                  117,600         53,253            542            N/A
JNL/S&P Core Index 100 Division(459)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.09        $  9.57            N/A
    End of period                                           N/A       $  10.21        $ 10.09            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --          1,465            N/A
JNL/Salomon Brothers High Yield
Bond Division(674)
  Accumulation unit value:
    Beginning of period                                $  12.25       $  11.93            N/A            N/A
    End of period                                      $  12.17       $  12.25            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  105,126         59,965            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division(555)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.20            N/A            N/A
    End of period                                           N/A       $   9.93            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/S&P Core Index 75 Division(636)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.52            N/A            N/A
    End of period                                           N/A       $  10.10            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/MCM Dow(SM) 10 Division(436)
  Accumulation unit value:
    Beginning of period                                $   9.14       $   9.09        $  8.18            N/A
    End of period                                      $   8.42       $   9.14        $  9.09            N/A
  Accumulation units outstanding
  at the end of period                                  741,566        405,213         39,038            N/A
JNL/Putnam Midcap Growth Division(427)
  Accumulation unit value:
    Beginning of period                                $   7.25       $   6.25        $  6.07            N/A
    End of period                                      $   7.93       $   7.25        $  6.25            N/A
  Accumulation units outstanding
  at the end of period                                   16,255          3,778            318            N/A
JNL/T. Rowe Price Value Division(434)
  Accumulation unit value:
    Beginning of period                                $  12.64       $  11.23        $ 10.44            N/A
    End of period                                      $  13.10       $  12.64        $ 11.23            N/A
  Accumulation units outstanding
  at the end of period                                  160,248         74,164          2,855            N/A
JNL/FMR Balanced Division(434)
  Accumulation unit value:
    Beginning of period                                $   9.75       $   9.12        $  8.81            N/A
    End of period                                      $  10.48       $   9.75        $  9.12            N/A
  Accumulation units outstanding
  at the end of period                                   35,258         35,834          4,152            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(436)
  Accumulation unit value:
    Beginning of period                                $  10.94       $   9.50        $  8.88            N/A
    End of period                                      $  12.16       $  10.94        $  9.50            N/A
  Accumulation units outstanding
  at the end of period                                   56,006         39,015          5,076            N/A
JNL/Oppenheimer Growth Division(442)
  Accumulation unit value:
    Beginning of period                                $   7.92       $   7.78        $  7.79            N/A
    End of period                                      $   8.45       $   7.92        $  7.78            N/A
  Accumulation units outstanding
  at the end of period                                   18,670          4,731            127            N/A
JNL/Select Value Division(442)
  Accumulation unit value:
    Beginning of period                                $  16.09       $  14.36        $ 13.27            N/A
    End of period                                      $  17.00       $  16.09        $ 14.36            N/A
  Accumulation units outstanding
  at the end of period                                   25,083         11,099            775            N/A
JNL/MCM Global 15 Division(436)
  Accumulation unit value:
    Beginning of period                                $  11.21       $   8.96        $  8.85            N/A
    End of period                                      $  12.06       $  11.21        $  8.96            N/A
  Accumulation units outstanding
  at the end of period                                  497,866        320,066         38,027            N/A
JNL/MCM 25 Division(436)
  Accumulation unit value:
    Beginning of period                                $  11.39       $   9.57        $  8.47            N/A
    End of period                                      $  10.80       $  11.39        $  9.57            N/A
  Accumulation units outstanding
  at the end of period                                  439,236        321,581         35,469            N/A
JNL/MCM Consumer Brands Sector
Division(601)
  Accumulation unit value:
    Beginning of period                                $  10.36       $   9.61            N/A            N/A
    End of period                                      $   9.87       $  10.36            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    5,528          2,039            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(436)
  Accumulation unit value:
    Beginning of period                                $  17.53       $  15.94        $ 14.98            N/A
    End of period                                      $  18.65       $  17.53        $ 15.94            N/A
  Accumulation units outstanding
  at the end of period                                  286,157        197,498         20,738            N/A
JNL/MCM Technology Sector Division(503)
  Accumulation unit value:
    Beginning of period                                $   5.45       $   5.85            N/A            N/A
    End of period                                      $   5.45       $   5.45            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   54,765         15,107            N/A            N/A
JNL/MCM Healthcare Sector Division(518)
  Accumulation unit value:
    Beginning of period                                $  10.25       $  10.61            N/A            N/A
    End of period                                      $  10.78       $  10.25            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   28,846         12,992            N/A            N/A
JNL/MCM Financial Sector Division(563)
  Accumulation unit value:
    Beginning of period                                $  11.53       $  10.50            N/A            N/A
    End of period                                      $  11.95       $  11.53            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    8,277          4,166            N/A            N/A
JNL/MCM Oil & Gas Sector Division(518)
  Accumulation unit value:
    Beginning of period                                $  16.55       $  13.23            N/A            N/A
    End of period                                      $  22.11       $  16.55            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   53,824         17,509            N/A            N/A
JNL/MCM Communications Sector
Division(601)
  Accumulation unit value:
    Beginning of period                                $   4.33       $   3.87            N/A            N/A
    End of period                                      $   4.27       $   4.33            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,371          5,801            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(436)
  Accumulation unit value:
    Beginning of period                                $   9.48       $   8.25        $  7.71            N/A
    End of period                                      $  12.71       $   9.48        $  8.25            N/A
  Accumulation units outstanding
  at the end of period                                  465,314        368,503         41,523            N/A
JNL/AIM Premier Equity II Division(526)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.47            N/A            N/A
    End of period                                           N/A       $   9.01            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/AIM Small Cap Growth Division(459)
  Accumulation unit value:
    Beginning of period                                $  11.57       $  11.09        $ 10.71            N/A
    End of period                                      $  12.25       $  11.57        $ 11.09            N/A
  Accumulation units outstanding
  at the end of period                                   65,530         29,283          3,089            N/A
JNL/AIM Large Cap Growth Division(442)
  Accumulation unit value:
    Beginning of period                                $  10.85       $  10.10        $  9.85            N/A
    End of period                                      $  11.36       $  10.85        $ 10.10            N/A
  Accumulation units outstanding
  at the end of period                                  101,706         49,600          1,244            N/A
JNL/AIM Real Estate Division(835)
  Accumulation unit value:
    Beginning of period                                $  10.51            N/A            N/A            N/A
    End of period                                      $  11.52            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   16,474            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division(851)
  Accumulation unit value:
    Beginning of period                                $  10.71            N/A            N/A            N/A
    End of period                                      $  11.21            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   35,252            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(840)
  Accumulation unit value:
    Beginning of period                                $  10.31            N/A            N/A            N/A
    End of period                                      $  10.86            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   35,666            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division(700)
  Accumulation unit value:
    Beginning of period                                $  10.81       $  10.40            N/A            N/A
    End of period                                      $  10.45       $  10.81            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   68,866            635            N/A            N/A
JNL/MCM Value Line 25 Division(690)
  Accumulation unit value:
    Beginning of period                                $  11.40       $   9.53            N/A            N/A
    End of period                                      $  15.46       $  11.40            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  415,269         31,022            N/A            N/A
JNL/MCM JNL 5 Division(690)
  Accumulation unit value:
    Beginning of period                                $  10.88       $   9.62            N/A            N/A
    End of period                                      $  11.76       $  10.88            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  998,635        107,583            N/A            N/A
JNL/MCM VIP Division(690)
  Accumulation unit value:
    Beginning of period                                $  11.05       $   9.76            N/A            N/A
    End of period                                      $  11.85       $  11.05            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  159,423          6,144            N/A            N/A
JNL/S&P Managed Moderate Division(693)
  Accumulation unit value:
    Beginning of period                                $  10.48       $  10.00            N/A            N/A
    End of period                                      $  10.75       $  10.48            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  151,688          9,825            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division(693)
  Accumulation unit value:
    Beginning of period                                $  10.29       $  10.01            N/A            N/A
    End of period                                      $  10.43       $  10.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   85,453          1,866            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.37%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(536)
  Accumulation unit value:
    Beginning of period                                $   7.88       $   7.18            N/A            N/A
    End of period                                      $   8.02       $   7.88            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      217            232            N/A            N/A
JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                $  18.77            N/A            N/A            N/A
    End of period                                      $  19.84            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      128            N/A            N/A            N/A
JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Balanced Division(465)
  Accumulation unit value:
    Beginning of period                                $  20.97       $  19.37        $ 18.78            N/A
    End of period                                      $  21.57       $  20.97        $ 19.37            N/A
  Accumulation units outstanding
  at the end of period                                      792          1,065            873            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division(624)
  Accumulation unit value:
    Beginning of period                                $  18.39       $  16.37            N/A            N/A
    End of period                                      $  19.53       $  18.39            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --             --            N/A            N/A
JNL/Putnam Value Equity Division(460)
  Accumulation unit value:
    Beginning of period                                $  18.06       $  16.85        $ 15.65            N/A
    End of period                                      $  18.50       $  18.06        $ 16.85            N/A
  Accumulation units outstanding
  at the end of period                                       --             --            276            N/A
JNL/Select Money Market Division(550)
  Accumulation unit value:
    Beginning of period                                $  11.14       $  11.27            N/A            N/A
    End of period                                      $  11.18       $  11.14            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      137            146            N/A            N/A
JNL/PPM America High Yield Bond
Division(460)
  Accumulation unit value:
    Beginning of period                                     N/A       $  14.26        $ 13.95            N/A
    End of period                                           N/A       $  14.64        $ 14.26            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            627            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division(660)
  Accumulation unit value:
    Beginning of period                                $  14.19       $  14.10            N/A            N/A
    End of period                                      $  14.19       $  14.19            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,231            228            N/A            N/A
JNL/Salomon Brothers Strategic
Bond Division(536)
  Accumulation unit value:
    Beginning of period                                $  16.97       $  16.46            N/A            N/A
    End of period                                      $  17.01       $  16.97            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      319            195            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(492)
  Accumulation unit value:
    Beginning of period                                $  23.49       $  22.19            N/A            N/A
    End of period                                      $  24.33       $  23.49            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,096            729            N/A            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division(465)
  Accumulation unit value:
    Beginning of period                                $  30.49       $  26.45        $ 26.27            N/A
    End of period                                      $  33.97       $  30.49        $ 26.45            N/A
  Accumulation units outstanding
  at the end of period                                      724            678            312            N/A
JNL/JPMorgan International Equity
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Alger Growth Division(625)
  Accumulation unit value:
    Beginning of period                                $  15.96       $  14.23            N/A            N/A
    End of period                                      $  17.50       $  15.96            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       86             92            N/A            N/A
JNL/Eagle Core Equity Division(625)
  Accumulation unit value:
    Beginning of period                                $  15.86       $  14.15            N/A            N/A
    End of period                                      $  16.01       $  15.86            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      239            255            N/A            N/A
JNL/Eagle SmallCap Equity Division(492)
  Accumulation unit value:
    Beginning of period                                $  18.06       $  16.16            N/A            N/A
    End of period                                      $  18.08       $  18.06            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      532            552            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(523)
  Accumulation unit value:
    Beginning of period                                $  11.81       $  11.21            N/A            N/A
    End of period                                      $  12.27       $  11.81            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      967          2,300            N/A            N/A
JNL/S&P Managed Growth Division(467)
  Accumulation unit value:
    Beginning of period                                $  12.09       $  11.12        $ 10.78            N/A
    End of period                                      $  12.69       $  12.09        $ 11.12            N/A
  Accumulation units outstanding
  at the end of period                                    5,834          6,071          6,305            N/A
JNL/S&P Managed Aggressive Growth
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Very Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(460)
  Accumulation unit value:
    Beginning of period                                $  10.21       $   9.50        $  8.86            N/A
    End of period                                      $  10.41       $  10.21        $  9.50            N/A
  Accumulation units outstanding
  at the end of period                                    6,012            178            487            N/A
JNL/MCM S&P 400 MidCap Index Division
  Accumulation unit value:
    Beginning of period                                $  12.50            N/A            N/A            N/A
    End of period                                      $  13.67            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,964            N/A            N/A            N/A
JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Value
Division(536)
  Accumulation unit value:
    Beginning of period                                $   9.79       $   8.24            N/A            N/A
    End of period                                      $  11.34       $   9.79            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      210             --            N/A            N/A
JNL/PIMCO Total Return Bond Division(460)
  Accumulation unit value:
    Beginning of period                                $  13.07       $  12.81        $ 12.80            N/A
    End of period                                      $  13.06       $  13.07        $ 12.81            N/A
  Accumulation units outstanding
  at the end of period                                    1,017            797          1,029            N/A
JNL/MCM Small Cap Index Division(536)
  Accumulation unit value:
    Beginning of period                                $  12.81       $  11.33            N/A            N/A
    End of period                                      $  13.04       $  12.81            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,001            193            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division(492)
  Accumulation unit value:
    Beginning of period                                $  13.21       $  11.68            N/A            N/A
    End of period                                      $  14.62       $  13.21            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,657            278            N/A            N/A
JNL/Lazard Small Cap Value Division(460)
  Accumulation unit value:
    Beginning of period                                $  13.70       $  12.15        $ 11.49            N/A
    End of period                                      $  14.00       $  13.70        $ 12.15            N/A
  Accumulation units outstanding
  at the end of period                                      799            654            187            N/A
JNL/Lazard Mid Cap Value Division(460)
  Accumulation unit value:
    Beginning of period                                $  16.14       $  13.25        $ 12.53            N/A
    End of period                                      $  17.15       $  16.14        $ 13.25            N/A
  Accumulation units outstanding
  at the end of period                                      689            567            344            N/A
JNL/MCM Bond Index Division
  Accumulation unit value:
    Beginning of period                                $  10.70            N/A            N/A            N/A
    End of period                                      $  10.74            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      393            N/A            N/A            N/A
JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division(674)
  Accumulation unit value:
    Beginning of period                                $  12.24       $  11.93            N/A            N/A
    End of period                                      $  12.16       $  12.24            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      697          1,542            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Dow(SM) 10 Division(492)
  Accumulation unit value:
    Beginning of period                                $   9.13       $   9.11            N/A            N/A
    End of period                                      $   8.41       $   9.13            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,337            273            N/A            N/A
JNL/Putnam Midcap Growth Division(460)
  Accumulation unit value:
    Beginning of period                                $   7.24       $   6.25        $  6.07            N/A
    End of period                                      $   7.93       $   7.24        $  6.25            N/A
  Accumulation units outstanding
  at the end of period                                      261            343            705            N/A
JNL/T. Rowe Price Value Division(465)
  Accumulation unit value:
    Beginning of period                                $  12.63       $  11.23        $ 10.66            N/A
    End of period                                      $  13.10       $  12.63        $ 11.23            N/A
  Accumulation units outstanding
  at the end of period                                    1,857          1,612            769            N/A
JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(536)
  Accumulation unit value:
    Beginning of period                                $  10.94       $   9.50            N/A            N/A
    End of period                                      $  12.16       $  10.94            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      946            754            N/A            N/A
JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Value Division(492)
  Accumulation unit value:
    Beginning of period                                $  16.09       $  14.45            N/A            N/A
    End of period                                      $  16.99       $  16.09            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      450            458            N/A            N/A
JNL/MCM Global 15 Division(492)
  Accumulation unit value:
    Beginning of period                                $  11.20       $   9.45            N/A            N/A
    End of period                                      $  12.06       $  11.20            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,014            436            N/A            N/A
JNL/MCM 25 Division(536)
  Accumulation unit value:
    Beginning of period                                $  11.39       $   9.52            N/A            N/A
    End of period                                      $  10.80       $  11.39            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,977            311            N/A            N/A
JNL/MCM Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                $  10.00            N/A            N/A            N/A
    End of period                                      $   9.86            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      208            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(492)
  Accumulation unit value:
    Beginning of period                                $  17.52       $  15.40            N/A            N/A
    End of period                                      $  18.63       $  17.52            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,043             --            N/A            N/A
JNL/MCM Technology Sector Division(536)
  Accumulation unit value:
    Beginning of period                                $   5.44       $   5.22            N/A            N/A
    End of period                                      $   5.45       $   5.44            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --             --            N/A            N/A
JNL/MCM Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                $  10.13            N/A            N/A            N/A
    End of period                                      $  10.76            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      234            N/A            N/A            N/A
JNL/MCM Financial Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Oil & Gas Sector Division
  Accumulation unit value:
    Beginning of period                                $  19.52            N/A            N/A            N/A
    End of period                                      $  22.09            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   11,860            N/A            N/A            N/A
JNL/MCM Communications Sector
Division(536)
  Accumulation unit value:
    Beginning of period                                $   4.33       $   3.95            N/A            N/A
    End of period                                      $   4.27       $   4.33            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --             --            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division
  Accumulation unit value:
    Beginning of period                                $   9.80            N/A            N/A            N/A
    End of period                                      $  12.70            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,078            N/A            N/A            N/A
JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Small Cap Growth Division(460)
  Accumulation unit value:
    Beginning of period                                $  11.57       $  11.09        $ 10.70            N/A
    End of period                                      $  12.25       $  11.57        $ 11.09            N/A
  Accumulation units outstanding
  at the end of period                                      290             --            200            N/A
JNL/AIM Large Cap Growth Division(465)
  Accumulation unit value:
    Beginning of period                                $  10.85       $  10.10        $ 10.16            N/A
    End of period                                      $  11.36       $  10.85        $ 10.10            N/A
  Accumulation units outstanding
  at the end of period                                    1,617            904            809            N/A
JNL/AIM Real Estate Division(914)
  Accumulation unit value:
    Beginning of period                                $  11.19            N/A            N/A            N/A
    End of period                                      $  11.52            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      522            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division
  Accumulation unit value:
    Beginning of period                                $   9.41            N/A            N/A            N/A
    End of period                                      $  10.45            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,074            N/A            N/A            N/A
JNL/MCM Value Line 25 Division
  Accumulation unit value:
    Beginning of period                                $  12.26            N/A            N/A            N/A
    End of period                                      $  15.46            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      723            N/A            N/A            N/A
JNL/MCM JNL 5 Division
  Accumulation unit value:
    Beginning of period                                $  10.67            N/A            N/A            N/A
    End of period                                      $  11.76            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   22,822            N/A            N/A            N/A
JNL/MCM VIP Division
  Accumulation unit value:
    Beginning of period                                $  11.44            N/A            N/A            N/A
    End of period                                      $  11.85            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,448            N/A            N/A            N/A
JNL/S&P Managed Moderate Division
  Accumulation unit value:
    Beginning of period                                $  10.38            N/A            N/A            N/A
    End of period                                      $  10.75            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,258            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.395%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM)Enhanced S&P 500 Stock Index Division (293)
  Accumulation unit value:
    Beginning of period                                $   7.87       $   7.24        $  5.85            N/A
    End of period                                      $   8.01       $   7.87        $  7.24            N/A
  Accumulation units outstanding
  at the end of period                                    4,290          4,223          3,671            N/A
JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                $  18.40            N/A            N/A            N/A
    End of period                                      $  19.78            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      628            N/A            N/A            N/A
JNL/Select Large Cap Growth Division(731)
  Accumulation unit value:
    Beginning of period                                $  23.73       $  23.62            N/A            N/A
    End of period                                      $  24.26       $  23.73            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,024              7            N/A            N/A
JNL/Select Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Balanced Division(118)
  Accumulation unit value:
    Beginning of period                                $  20.92       $  19.33        $ 16.28         $17.79
    End of period                                      $  21.51       $  20.92        $ 19.33         $16.28
  Accumulation units outstanding
  at the end of period                                    1,265          1,737            880          1,000

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Putnam Value Equity Division(433)
  Accumulation unit value:
    Beginning of period                                $  18.01       $  16.81        $ 15.83            N/A
    End of period                                      $  18.45       $  18.01        $ 16.81            N/A
  Accumulation units outstanding
  at the end of period                                    1,139          1,174            952            N/A
JNL/Select Money Market Division(118)
  Accumulation unit value:
    Beginning of period                                $  11.12       $  11.30        $ 11.52         $11.62
    End of period                                      $  11.15       $  11.12        $ 11.30         $11.52
  Accumulation units outstanding
  at the end of period                                    3,171          7,474          2,981          3,289
JNL/PPM America High Yield Bond
Division(182)
  Accumulation unit value:
    Beginning of period                                     N/A       $  14.23        $ 12.28         $11.89
    End of period                                           N/A       $  14.60        $ 14.23         $12.28
  Accumulation units outstanding
  at the end of period                                      N/A             --         13,816          6,392
JNL/Salomon Brothers U.S. Government
& Quality Bond Division(182)
  Accumulation unit value:
    Beginning of period                                $  14.16       $  13.96        $ 14.14         $13.91
    End of period                                      $  14.15       $  14.16        $ 13.96         $14.14
  Accumulation units outstanding
  at the end of period                                    3,266          3,689          3,604            717
JNL/Salomon Brothers Strategic
Bond Division(182)
  Accumulation unit value:
    Beginning of period                                $  16.93       $  16.22        $ 14.63         $14.08
    End of period                                      $  16.96       $  16.93        $ 16.22         $14.63
  Accumulation units outstanding
  at the end of period                                    4,641          2,920          2,433          1,096

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(118)
  Accumulation unit value:
    Beginning of period                                $  23.43       $  21.84        $ 17.14         $21.52
    End of period                                      $  24.27       $  23.43        $ 21.84         $17.14
  Accumulation units outstanding
  at the end of period                                    3,042          2,559          1,426          1,621
JNL/T. Rowe Price Mid-Cap Growth
Division(118)
  Accumulation unit value:
    Beginning of period                                $  30.42       $  26.39        $ 19.50         $25.38
    End of period                                      $  33.88       $  30.42        $ 26.39         $19.50
  Accumulation units outstanding
  at the end of period                                    2,486          3,635          1,623          1,779
JNL/JPMorgan International Equity
Division(212)
  Accumulation unit value:
    Beginning of period                                $  12.25       $  10.78        $  8.59         $ 8.43
    End of period                                      $  13.24       $  12.25        $ 10.78         $ 8.59
  Accumulation units outstanding
  at the end of period                                    5,377          5,583          4,627          5,444
JNL/Alger Growth Division(118)
  Accumulation unit value:
    Beginning of period                                $  15.92       $  15.53        $ 11.76         $16.41
    End of period                                      $  17.46       $  15.92        $ 15.53         $11.76
  Accumulation units outstanding
  at the end of period                                    5,391          4,749          3,539          4,707
JNL/Eagle Core Equity Division(118)
  Accumulation unit value:
    Beginning of period                                $  15.83       $  15.25        $ 12.54         $15.88
    End of period                                      $  15.97       $  15.83        $ 15.25         $12.54
  Accumulation units outstanding
  at the end of period                                    2,632          4,699          4,861          4,607
JNL/Eagle SmallCap Equity Division(118)
  Accumulation unit value:
    Beginning of period                                $  18.02       $  15.54        $ 11.37         $15.67
    End of period                                      $  18.04       $  18.02        $ 15.54         $11.37
  Accumulation units outstanding
  at the end of period                                      414          3,228            525            526

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(118)
  Accumulation unit value:
    Beginning of period                                $  11.79       $  11.02        $  9.59         $10.63
    End of period                                      $  12.25       $  11.79        $ 11.02         $ 9.59
  Accumulation units outstanding
  at the end of period                                   23,496         33,223          4,787          5,769
JNL/S&P Managed Growth Division(118)
  Accumulation unit value:
    Beginning of period                                $  12.07       $  11.10        $  9.34         $10.86
    End of period                                      $  12.67       $  12.07        $ 11.10         $ 9.34
  Accumulation units outstanding
  at the end of period                                   49,602         48,149          7,953          7,332
JNL/S&P Managed Aggressive Growth
Division(118)
  Accumulation unit value:
    Beginning of period                                $  11.86       $  10.78        $  8.71         $10.74
    End of period                                      $  12.56       $  11.86        $ 10.78         $ 8.71
  Accumulation units outstanding
  at the end of period                                    9,095          9,380            246            494
JNL/S&P Very Aggressive Growth
Division I(118)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.40        $  8.16         $10.51
    End of period                                           N/A       $  10.57        $ 10.40         $ 8.16
  Accumulation units outstanding
  at the end of period                                      N/A             --          6,520          6,814
JNL/S&P Equity Growth Division I(433)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.72        $  9.18            N/A
    End of period                                           N/A       $   9.83        $  9.72            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --          2,189            N/A
JNL/S&P Equity Aggressive Growth
Division I(118)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.94        $  7.83         $10.08
    End of period                                           N/A       $  10.08        $  9.94         $ 7.83
  Accumulation units outstanding
  at the end of period                                      N/A             --          2,315          2,601

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(187)
  Accumulation unit value:
    Beginning of period                                $  10.21       $   9.50        $  7.61         $ 7.75
    End of period                                      $  10.40       $  10.21        $  9.50         $ 7.61
  Accumulation units outstanding
  at the end of period                                   26,141         13,120          1,940            314
JNL/MCM S&P 400 MidCap Index Division(187)
  Accumulation unit value:
    Beginning of period                                $  12.49       $  11.05        $  8.41         $ 8.57
    End of period                                      $  13.66       $  12.49        $ 11.05         $ 8.41
  Accumulation units outstanding
  at the end of period                                   21,166         10,280          1,656            284
JNL/Alliance Capital Growth Division(212)
  Accumulation unit value:
    Beginning of period                                $   9.28       $   8.94        $  7.36         $ 7.99
    End of period                                      $   8.41       $   9.28        $  8.94         $ 7.36
  Accumulation units outstanding
  at the end of period                                       --             --          3,733          1,794
JNL/JPMorgan International Value
Division(212)
  Accumulation unit value:
    Beginning of period                                $   9.78       $   8.17        $  6.00         $ 5.98
    End of period                                      $  11.32       $   9.78        $  8.17         $ 6.00
  Accumulation units outstanding
  at the end of period                                    8,435          8,103          2,551          3,358
JNL/PIMCO Total Return Bond Division(118)
  Accumulation unit value:
    Beginning of period                                $  13.05       $  12.80        $ 12.51         $11.89
    End of period                                      $  13.04       $  13.05        $ 12.80         $12.51
  Accumulation units outstanding
  at the end of period                                   31,852         30,787          9,986          3,013
JNL/MCM Small Cap Index Division(136)
  Accumulation unit value:
    Beginning of period                                $  12.80       $  11.17        $  7.84         $ 9.71
    End of period                                      $  13.03       $  12.80        $ 11.17         $ 7.84
  Accumulation units outstanding
  at the end of period                                   23,027         11,177          2,281            955

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division(187)
  Accumulation unit value:
    Beginning of period                                $  13.21       $  11.32        $  8.44         $ 8.46
    End of period                                      $  14.61       $  13.21        $ 11.32         $ 8.44
  Accumulation units outstanding
  at the end of period                                   12,657          6,142          1,692            287
JNL/Lazard Small Cap Value Division(118)
  Accumulation unit value:
    Beginning of period                                $  13.67       $  12.14        $  8.95         $11.75
    End of period                                      $  13.97       $  13.67        $ 12.14         $ 8.95
  Accumulation units outstanding
  at the end of period                                    4,773          8,401          7,916          4,585
JNL/Lazard Mid Cap Value Division(118)
  Accumulation unit value:
    Beginning of period                                $  16.11       $  13.23        $ 10.51         $12.92
    End of period                                      $  17.11       $  16.11        $ 13.23         $10.51
  Accumulation units outstanding
  at the end of period                                   11,915         14,873          9,613          4,872
JNL/MCM Bond Index Division(187)
  Accumulation unit value:
    Beginning of period                                $  10.79       $  10.67        $ 10.61         $10.48
    End of period                                      $  10.73       $  10.79        $ 10.67         $10.61
  Accumulation units outstanding
  at the end of period                                   14,052          3,618          1,660            232
JNL/S&P Core Index 100 Division(541)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.04            N/A            N/A
    End of period                                           N/A       $  10.20            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division(674)
  Accumulation unit value:
    Beginning of period                                $  12.22       $  11.91            N/A            N/A
    End of period                                      $  12.14       $  12.22            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   15,964         15,296            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 75 Division(433)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.96        $  9.45            N/A
    End of period                                           N/A       $  10.09        $  9.96            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --          2,126            N/A
JNL/MCM Dow(SM) 10 Division(155)
  Accumulation unit value:
    Beginning of period                                $   9.12       $   9.08        $  7.40         $ 6.70
    End of period                                      $   8.40       $   9.12        $  9.08         $ 7.40
  Accumulation units outstanding
  at the end of period                                   33,223         30,269          8,983          3,724
JNL/Putnam Midcap Growth Division(118)
  Accumulation unit value:
    Beginning of period                                $   7.23       $   6.24        $  4.79         $ 6.50
    End of period                                      $   7.92       $   7.23        $  6.24         $ 4.79
  Accumulation units outstanding
  at the end of period                                   11,134         15,540         13,323         11,129
JNL/T. Rowe Price Value Division(182)
  Accumulation unit value:
    Beginning of period                                $  12.62       $  11.22        $  8.85         $ 8.94
    End of period                                      $  13.08       $  12.62        $ 11.22         $ 8.85
  Accumulation units outstanding
  at the end of period                                    7,337          4,585          2,928          2,901
JNL/FMR Balanced Division(182)
  Accumulation unit value:
    Beginning of period                                $   9.73       $   9.11        $  8.20         $ 8.31
    End of period                                      $  10.46       $   9.73        $  9.11         $ 8.20
  Accumulation units outstanding
  at the end of period                                    7,244          6,560          5,133            461

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(118)
  Accumulation unit value:
    Beginning of period                                $  10.93       $   9.49        $  6.92         $ 9.10
    End of period                                      $  12.14       $  10.93        $  9.49         $ 6.92
  Accumulation units outstanding
  at the end of period                                    6,622          4,936          2,994          3,945
JNL/Oppenheimer Growth Division(446)
  Accumulation unit value:
    Beginning of period                                $   7.91       $   7.77        $  7.79            N/A
    End of period                                      $   8.43       $   7.91        $  7.77            N/A
  Accumulation units outstanding
  at the end of period                                    3,021          2,737            481            N/A
JNL/Select Value Division(352)
  Accumulation unit value:
    Beginning of period                                $  16.08       $  14.35        $ 12.46            N/A
    End of period                                      $  16.98       $  16.08        $ 14.35            N/A
  Accumulation units outstanding
  at the end of period                                    4,147          8,453          2,013            N/A
JNL/MCM Global 15 Division(155)
  Accumulation unit value:
    Beginning of period                                $  11.19       $   8.94        $  6.88         $ 7.22
    End of period                                      $  12.04       $  11.19        $  8.94         $ 6.88
  Accumulation units outstanding
  at the end of period                                   22,750         32,227          7,014          3,440
JNL/MCM 25 Division(155)
  Accumulation unit value:
    Beginning of period                                $  11.37       $   9.56        $  7.37         $ 7.28
    End of period                                      $  10.78       $  11.37        $  9.56         $ 7.37
  Accumulation units outstanding
  at the end of period                                   34,618         44,225          8,003          3,434
JNL/MCM Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                $   9.42            N/A            N/A            N/A
    End of period                                      $   9.85            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(155)
  Accumulation unit value:
    Beginning of period                                $  17.49       $  15.91        $ 11.01         $10.39
    End of period                                      $  18.60       $  17.49        $ 15.91         $11.01
  Accumulation units outstanding
  at the end of period                                   14,769         14,867          6,051          2,747
JNL/MCM Technology Sector Division
  Accumulation unit value:
    Beginning of period                                $   4.78            N/A            N/A            N/A
    End of period                                      $   5.43            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/MCM Healthcare Sector Division(672)
  Accumulation unit value:
    Beginning of period                                $  10.23       $   9.91            N/A            N/A
    End of period                                      $  10.75       $  10.23            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,768          2,602            N/A            N/A
JNL/MCM Financial Sector Division(672)
  Accumulation unit value:
    Beginning of period                                $  11.51       $  10.61            N/A            N/A
    End of period                                      $  11.93       $  11.51            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      477            320            N/A            N/A
JNL/MCM Oil & Gas Sector Division(634)
  Accumulation unit value:
    Beginning of period                                $  16.52       $  14.36            N/A            N/A
    End of period                                      $  22.06       $  16.52            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,220          1,827            N/A            N/A
JNL/MCM Communications Sector Division
  Accumulation unit value:
    Beginning of period                                $   4.05            N/A            N/A            N/A
    End of period                                      $   4.26            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(155)
  Accumulation unit value:
    Beginning of period                                $   9.46       $   8.24        $  7.09         $ 7.41
    End of period                                      $  12.68       $   9.46        $  8.24         $ 7.09
  Accumulation units outstanding
  at the end of period                                   21,583         21,432          7,755          3,373
JNL/AIM Premier Equity II Division(212)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.23        $  7.71         $ 8.01
    End of period                                           N/A       $   9.00        $  9.23         $ 7.71
  Accumulation units outstanding
  at the end of period                                      N/A             --          8,802          3,581
JNL/AIM Small Cap Growth Division(212)
  Accumulation unit value:
    Beginning of period                                $  11.56       $  11.08        $  8.20         $ 8.07
    End of period                                      $  12.24       $  11.56        $ 11.08         $ 8.20
  Accumulation units outstanding
  at the end of period                                    8,543          8,038         10,870          4,314
JNL/AIM Large Cap Growth Division(343)
  Accumulation unit value:
    Beginning of period                                $  10.84       $  10.09        $  8.98            N/A
    End of period                                      $  11.35       $  10.84        $ 10.09            N/A
  Accumulation units outstanding
  at the end of period                                   13,368         17,138            865            N/A
JNL/AIM Real Estate Division(856)
  Accumulation unit value:
    Beginning of period                                $  10.70            N/A            N/A            N/A
    End of period                                      $  11.51            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      899            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division(918)
  Accumulation unit value:
    Beginning of period                                $  10.97            N/A            N/A            N/A
    End of period                                      $  11.21            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,192            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(907)
  Accumulation unit value:
    Beginning of period                                $  10.94            N/A            N/A            N/A
    End of period                                      $  10.86            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      820            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division
  Accumulation unit value:
    Beginning of period                                $   9.76            N/A            N/A            N/A
    End of period                                      $  10.45            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,347            N/A            N/A            N/A
JNL/MCM Value Line 25 Division
  Accumulation unit value:
    Beginning of period                                $  12.23            N/A            N/A            N/A
    End of period                                      $  15.45            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   14,774            N/A            N/A            N/A
JNL/MCM JNL 5 Division(704)
  Accumulation unit value:
    Beginning of period                                $  10.88       $  10.41            N/A            N/A
    End of period                                      $  11.76       $  10.88            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   40,367          2,296            N/A            N/A
JNL/MCM VIP Division
  Accumulation unit value:
    Beginning of period                                $  10.40            N/A            N/A            N/A
    End of period                                      $  11.85            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/S&P Managed Moderate Division(682)
  Accumulation unit value:
    Beginning of period                                $  10.48       $   9.92            N/A            N/A
    End of period                                      $  10.74       $  10.48            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   15,959            729            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division(682)
  Accumulation unit value:
    Beginning of period                                $  10.29       $   9.97            N/A            N/A
    End of period                                      $  10.42       $  10.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    5,047          2,742            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.40%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                $   7.38            N/A            N/A            N/A
    End of period                                      $   8.01            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,868            N/A            N/A            N/A
JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                $  16.92            N/A            N/A            N/A
    End of period                                      $  19.77            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,646            N/A            N/A            N/A
JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                $  23.52            N/A            N/A            N/A
    End of period                                      $  24.23            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,961            N/A            N/A            N/A
JNL/Select Global Growth Division(722)
  Accumulation unit value:
    Beginning of period                                $  21.08       $  20.70            N/A            N/A
    End of period                                      $  20.97       $  21.08            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      713             74            N/A            N/A
JNL/Select Balanced Division(40)
  Accumulation unit value:
    Beginning of period                                $  20.91       $  19.32        $ 16.28         $17.06
    End of period                                      $  21.50       $  20.91        $ 19.32         $16.28
  Accumulation units outstanding
  at the end of period                                    6,648            847             --             --

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                $  17.77            N/A            N/A            N/A
    End of period                                      $  19.47            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      497            N/A            N/A            N/A
JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                $  17.77            N/A            N/A            N/A
    End of period                                      $  18.44            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,054            N/A            N/A            N/A
JNL/Select Money Market Division(710)
  Accumulation unit value:
    Beginning of period                                $  11.11       $  11.12            N/A            N/A
    End of period                                      $  11.14       $  11.11            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   16,705            450            N/A            N/A
JNL/PPM America High Yield Bond
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division(637)
  Accumulation unit value:
    Beginning of period                                $  14.15       $  13.96            N/A            N/A
    End of period                                      $  14.14       $  14.15            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    5,794             --            N/A            N/A
JNL/Salomon Brothers Strategic
Bond Division(637)
  Accumulation unit value:
    Beginning of period                                $  16.92       $  16.25            N/A            N/A
    End of period                                      $  16.95       $  16.92            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   26,347             --            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(40)
  Accumulation unit value:
    Beginning of period                                $  23.42       $  21.83        $ 17.13         $22.35
    End of period                                      $  24.26       $  23.42        $ 21.83         $17.13
  Accumulation units outstanding
  at the end of period                                    7,917          2,553             --             --
JNL/T. Rowe Price Mid-Cap Growth
Division(40)
  Accumulation unit value:
    Beginning of period                                $  30.40       $  26.38        $ 19.50         $24.49
    End of period                                      $  33.87       $  30.40        $ 26.38         $19.50
  Accumulation units outstanding
  at the end of period                                    5,955            152            106             --
JNL/JPMorgan International Equity
Division(432)
  Accumulation unit value:
    Beginning of period                                $  12.24       $  10.78        $ 10.05            N/A
    End of period                                      $  13.23       $  12.24        $ 10.78            N/A
  Accumulation units outstanding
  at the end of period                                    3,649            176            176            N/A
JNL/Alger Growth Division(94)
  Accumulation unit value:
    Beginning of period                                $  15.92       $  15.52        $ 11.75         $16.66
    End of period                                      $  17.45       $  15.92        $ 15.52         $11.75
  Accumulation units outstanding
  at the end of period                                    2,183             --             --             --
JNL/Eagle Core Equity Division(94)
  Accumulation unit value:
    Beginning of period                                $  15.82       $  15.24        $ 12.54         $15.91
    End of period                                      $  15.97       $  15.82        $ 15.24         $12.53
  Accumulation units outstanding
  at the end of period                                    3,756            245            246             --
JNL/Eagle SmallCap Equity Division(40)
  Accumulation unit value:
    Beginning of period                                $  18.02       $  15.53        $ 11.37         $15.16
    End of period                                      $  18.03       $  18.02        $ 15.53         $11.37
  Accumulation units outstanding
  at the end of period                                    1,465             93             93             --

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(69)
  Accumulation unit value:
    Beginning of period                                $  11.78       $  11.02        $  9.58         $10.82
    End of period                                      $  12.24       $  11.78        $ 11.02         $11.02
  Accumulation units outstanding
  at the end of period                                  163,272          1,934             --             --
JNL/S&P Managed Growth Division(69)
  Accumulation unit value:
    Beginning of period                                $  12.07       $  11.10        $  9.34         $11.05
    End of period                                      $  12.66       $  12.07        $ 11.10         $ 9.34
  Accumulation units outstanding
  at the end of period                                   79,633         19,683         20,294             --
JNL/S&P Managed Aggressive Growth
Division(69)
  Accumulation unit value:
    Beginning of period                                $  11.85       $  10.78        $  8.71         $11.01
    End of period                                      $  12.55       $  11.85        $ 10.78         $ 8.71
  Accumulation units outstanding
  at the end of period                                   19,732          6,892          6,899             --
JNL/S&P Very Aggressive Growth
Division I(84)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.40        $  8.16         $10.85
    End of period                                           N/A       $  10.56        $ 10.40         $ 8.16
  Accumulation units outstanding
  at the end of period                                      N/A             --             --             --
JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Aggressive Growth
Division I(84)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.93        $  7.83         $10.41
    End of period                                           N/A       $  10.08        $  9.93         $ 7.83
  Accumulation units outstanding
  at the end of period                                      N/A             --             --             --

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(615)
  Accumulation unit value:
    Beginning of period                                $  10.20       $   9.44            N/A            N/A
    End of period                                      $  10.40       $  10.20            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   72,345          5,972            N/A            N/A
JNL/MCM S&P 400 MidCap Index Division(615)
  Accumulation unit value:
    Beginning of period                                $  12.49       $  11.17            N/A            N/A
    End of period                                      $  13.65       $  12.49            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   44,810          6,584            N/A            N/A
JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Value
Division(615)
  Accumulation unit value:
    Beginning of period                                $   9.77       $   8.47            N/A            N/A
    End of period                                      $  11.31       $   9.77            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    7,794            696            N/A            N/A
JNL/PIMCO Total Return Bond Division(94)
  Accumulation unit value:
    Beginning of period                                $  13.04       $  12.79        $ 12.51         $11.96
    End of period                                      $  13.03       $  13.04        $ 12.79         $12.51
  Accumulation units outstanding
  at the end of period                                   60,097             --             --             --
JNL/MCM Small Cap Index Division(615)
  Accumulation unit value:
    Beginning of period                                $  12.80       $  11.18            N/A            N/A
    End of period                                      $  13.02       $  12.80            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   37,874          6,283            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division(692)
  Accumulation unit value:
    Beginning of period                                $  13.20       $  11.91            N/A            N/A
    End of period                                      $  14.61       $  13.20            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   48,428          7,455            N/A            N/A
JNL/Lazard Small Cap Value Division(40)
  Accumulation unit value:
    Beginning of period                                $  13.67       $  12.13        $  8.95         $10.95
    End of period                                      $  13.97       $  13.67        $ 12.13         $ 8.95
  Accumulation units outstanding
  at the end of period                                    5,448            326            109           --
JNL/Lazard Mid Cap Value Division(94)
  Accumulation unit value:
    Beginning of period                                $  16.10       $  13.23        $ 10.51         $12.88
    End of period                                      $  17.11       $  16.10        $ 13.23         $10.51
  Accumulation units outstanding
  at the end of period                                   13,024            870            210           --
JNL/MCM Bond Index Division(699)
  Accumulation unit value:
    Beginning of period                                $  10.79       $  10.77            N/A            N/A
    End of period                                      $  10.73       $  10.79            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   37,129            876            N/A            N/A
JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division(705)
  Accumulation unit value:
    Beginning of period                                $  12.21       $  12.12            N/A            N/A
    End of period                                      $  12.12       $  12.21            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   17,003          4,528            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Dow(SM) 10 Division(457)
  Accumulation unit value:
    Beginning of period                                $   9.12       $   9.08        $  8.06            N/A
    End of period                                      $   8.40       $   9.12        $  9.08            N/A
  Accumulation units outstanding
  at the end of period                                   81,646         17,258          1,241            N/A
JNL/Putnam Midcap Growth Division(40)
  Accumulation unit value:
    Beginning of period                                $   7.23       $   6.25        $  4.79         $ 6.72
    End of period                                      $   7.92       $   7.23        $  6.25         $ 4.79
  Accumulation units outstanding
  at the end of period                                      708             --             --             --
JNL/T. Rowe Price Value Division(432)
  Accumulation unit value:
    Beginning of period                                $  12.62       $  11.22        $ 10.40            N/A
    End of period                                      $  13.08       $  12.62        $ 11.22            N/A
  Accumulation units outstanding
  at the end of period                                   22,088          7,895            256            N/A
JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                $   9.71            N/A            N/A            N/A
    End of period                                      $  10.46            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   18,831            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(40)
  Accumulation unit value:
    Beginning of period                                $  10.93       $   9.49        $  6.92         $ 8.90
    End of period                                      $  12.14       $  10.93        $  9.49         $ 6.92
  Accumulation units outstanding
  at the end of period                                    9,965          1,317            200             --
JNL/Oppenheimer Growth Division(615)
  Accumulation unit value:
    Beginning of period                                $   7.91       $   7.52            N/A            N/A
    End of period                                      $   8.43       $   7.91            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      109            946            N/A            N/A
JNL/Select Value Division(722)
  Accumulation unit value:
    Beginning of period                                $  16.08       $  15.65            N/A            N/A
    End of period                                      $  16.98       $  16.08            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    5,387             87            N/A            N/A
JNL/MCM Global 15 Division(457)
  Accumulation unit value:
    Beginning of period                                $  11.18       $   8.94        $  8.36            N/A
    End of period                                      $  12.03       $  11.18        $  8.94            N/A
  Accumulation units outstanding
  at the end of period                                   77,657         15,255          1,197            N/A
JNL/MCM 25 Division(457)
  Accumulation unit value:
    Beginning of period                                $  11.37       $   9.55        $  8.48            N/A
    End of period                                      $  10.77       $  11.37        $  9.55            N/A
  Accumulation units outstanding
  at the end of period                                   59,617         13,767          1,179            N/A
JNL/MCM Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                $  10.03            N/A            N/A            N/A
    End of period                                      $   9.84            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,485            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(457)
  Accumulation unit value:
    Beginning of period                                $  17.49       $  15.91        $ 15.34            N/A
    End of period                                      $  18.60       $  17.49        $ 15.91            N/A
  Accumulation units outstanding
  at the end of period                                   37,716          9,216            652            N/A
JNL/MCM Technology Sector Division(615)
  Accumulation unit value:
    Beginning of period                                $   5.44       $   5.06            N/A            N/A
    End of period                                      $   5.44       $   5.44            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    6,767            242            N/A            N/A
JNL/MCM Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                $  10.07            N/A            N/A            N/A
    End of period                                      $  10.74            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   13,406            N/A            N/A            N/A
JNL/MCM Financial Sector Division(722)
  Accumulation unit value:
    Beginning of period                                $  11.51       $  11.22            N/A            N/A
    End of period                                      $  11.92       $  11.51            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      580             24            N/A            N/A
JNL/MCM Oil & Gas Sector Division(722)
  Accumulation unit value:
    Beginning of period                                $  16.51       $  16.14            N/A            N/A
    End of period                                      $  22.04       $  16.51            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   15,557             34            N/A            N/A
JNL/MCM Communications Sector Division
  Accumulation unit value:
    Beginning of period                                $   4.39            N/A            N/A            N/A
    End of period                                      $   4.26            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,393            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(457)
  Accumulation unit value:
    Beginning of period                                $   9.46       $   8.23        $  7.55            N/A
    End of period                                      $  12.67       $   9.46        $  8.23            N/A
  Accumulation units outstanding
  at the end of period                                   89,520         17,162          1,324            N/A
JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Small Cap Growth Division(637)
  Accumulation unit value:
    Beginning of period                                $  11.56       $   9.71            N/A            N/A
    End of period                                      $  12.23       $  11.56            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      495             --            N/A            N/A
JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                $  10.62            N/A            N/A            N/A
    End of period                                      $  11.34            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,871            N/A            N/A            N/A
JNL/AIM Real Estate Division(828)
  Accumulation unit value:
    Beginning of period                                $  10.14            N/A            N/A            N/A
    End of period                                      $  11.52            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    7,315            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division(866)
  Accumulation unit value:
    Beginning of period                                $  10.95            N/A            N/A            N/A
    End of period                                      $  11.21            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,439            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(846)
  Accumulation unit value:
    Beginning of period                                $  10.40            N/A            N/A            N/A
    End of period                                      $  10.86            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,534            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division(705)
  Accumulation unit value:
    Beginning of period                                $  10.81       $  10.50            N/A            N/A
    End of period                                      $  10.45       $  10.81            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   20,867            473            N/A            N/A
JNL/MCM Value Line 25 Division(696)
  Accumulation unit value:
    Beginning of period                                $  11.40       $  10.16            N/A            N/A
    End of period                                      $  15.45       $  11.40            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  135,198         11,549            N/A            N/A
JNL/MCM JNL 5 Division(696)
  Accumulation unit value:
    Beginning of period                                $  10.88       $   9.87            N/A            N/A
    End of period                                      $  11.76       $  10.88            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  817,207         33,297            N/A            N/A
JNL/MCM VIP Division(695)
  Accumulation unit value:
    Beginning of period                                $  11.05       $  10.10            N/A            N/A
    End of period                                      $  11.85       $  11.05            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  199,895         75,442            N/A            N/A
JNL/S&P Managed Moderate Division(700)
  Accumulation unit value:
    Beginning of period                                $  10.48       $  10.16            N/A            N/A
    End of period                                      $  10.74       $  10.48            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  154,211         13,168            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division(700)
  Accumulation unit value:
    Beginning of period                                $  10.29       $  10.11            N/A            N/A
    End of period                                      $  10.42       $  10.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   36,071          2,115            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.405%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                $  23.03            N/A            N/A            N/A
    End of period                                      $  24.22            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/Select Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Balanced Division
  Accumulation unit value:
    Beginning of period                                $  21.16            N/A            N/A            N/A
    End of period                                      $  21.49            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Money Market Division
  Accumulation unit value:
    Beginning of period                                $  11.09            N/A            N/A            N/A
    End of period                                      $  11.14            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/PPM America High Yield Bond
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers Strategic
Bond Division
  Accumulation unit value:
    Beginning of period                                $  16.95            N/A            N/A            N/A
    End of period                                      $  16.94            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division
  Accumulation unit value:
    Beginning of period                                $  23.78            N/A            N/A            N/A
    End of period                                      $  24.24            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Equity
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division
  Accumulation unit value:
    Beginning of period                                $  11.95            N/A            N/A            N/A
    End of period                                      $  12.24            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/S&P Managed Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Managed Aggressive Growth
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Very Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(695)
  Accumulation unit value:
    Beginning of period                                $  10.20       $   9.54            N/A            N/A
    End of period                                      $  10.40       $  10.20            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      503            565            N/A            N/A
JNL/MCM S&P 400 MidCap Index Division(695)
  Accumulation unit value:
    Beginning of period                                $  12.49       $  11.37            N/A            N/A
    End of period                                      $  13.65       $  12.49            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      582            474            N/A            N/A
JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Value
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/PIMCO Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                $  13.11            N/A            N/A            N/A
    End of period                                      $  13.02            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/MCM Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                $  14.13            N/A            N/A            N/A
    End of period                                      $  13.96            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                $  16.76            N/A            N/A            N/A
    End of period                                      $  17.10            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/MCM Bond Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division
  Accumulation unit value:
    Beginning of period                                $  12.23            N/A            N/A            N/A
    End of period                                      $  12.12            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Dow(SM) 10 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                                $  12.83            N/A            N/A            N/A
    End of period                                      $  13.07            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                $  11.23            N/A            N/A            N/A
    End of period                                      $  12.13            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Global 15 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM 25 Division
  Accumulation unit value:
    Beginning of period                                $  10.99            N/A            N/A            N/A
    End of period                                      $  10.77            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/MCM Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Technology Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Financial Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Oil & Gas Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Communications Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division
  Accumulation unit value:
    Beginning of period                                $  10.21            N/A            N/A            N/A
    End of period                                      $  12.67            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      634            N/A            N/A            N/A
JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Real Estate Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Value Line 25 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM JNL 5 Division
  Accumulation unit value:
    Beginning of period                                $  10.58            N/A            N/A            N/A
    End of period                                      $  11.76            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/MCM VIP Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Managed Moderate Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.41%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(649)
  Accumulation unit value:
    Beginning of period                                $   7.86       $   7.16            N/A            N/A
    End of period                                      $   8.00       $   7.86            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    8,590          1,490            N/A            N/A
JNL/FMR Capital Growth Division(555)
  Accumulation unit value:
    Beginning of period                                $  19.06       $  17.72            N/A            N/A
    End of period                                      $  19.75       $  19.06            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,257            587            N/A            N/A
JNL/Select Large Cap Growth Division(609)
  Accumulation unit value:
    Beginning of period                                $  23.69       $  23.11            N/A            N/A
    End of period                                      $  24.21       $  23.69            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      791            837            N/A            N/A
JNL/Select Global Growth Division(628)
  Accumulation unit value:
    Beginning of period                                $  21.06       $  18.13            N/A            N/A
    End of period                                      $  20.95       $  21.06            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      204             --            N/A            N/A
JNL/Select Balanced Division(555)
  Accumulation unit value:
    Beginning of period                                $  20.89       $  19.78            N/A            N/A
    End of period                                      $  21.48       $  20.89            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    7,069          3,889            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                $  19.79            N/A            N/A            N/A
    End of period                                      $  19.45            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/Putnam Value Equity Division(601)
  Accumulation unit value:
    Beginning of period                                $  17.99       $  16.95            N/A            N/A
    End of period                                      $  18.42       $  17.99            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,653            523            N/A            N/A
JNL/Select Money Market Division(626)
  Accumulation unit value:
    Beginning of period                                $  11.10       $  11.16            N/A            N/A
    End of period                                      $  11.13       $  11.10            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    5,853          4,754            N/A            N/A
JNL/PPM America High Yield Bond
Division(582)
  Accumulation unit value:
    Beginning of period                                     N/A       $  13.83            N/A            N/A
    End of period                                           N/A       $  14.58            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division(524)
  Accumulation unit value:
    Beginning of period                                $  14.14       $  14.11            N/A            N/A
    End of period                                      $  14.13       $  14.14            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,048            520            N/A            N/A
JNL/Salomon Brothers Strategic
Bond Division(524)
  Accumulation unit value:
    Beginning of period                                $  16.89       $  16.29            N/A            N/A
    End of period                                      $  16.92       $  16.89            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    9,895          2,346            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(555)
  Accumulation unit value:
    Beginning of period                                $  23.40       $  22.57            N/A            N/A
    End of period                                      $  24.23       $  23.40            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   10,192          5,121            N/A            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division(555)
  Accumulation unit value:
    Beginning of period                                $  30.37       $  27.81            N/A            N/A
    End of period                                      $  33.83       $  30.37            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   14,633          4,243            N/A            N/A
JNL/JPMorgan International Equity
Division(611)
  Accumulation unit value:
    Beginning of period                                $  12.23       $  10.76            N/A            N/A
    End of period                                      $  13.22       $  12.23            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    7,524             --            N/A            N/A
JNL/Alger Growth Division(502)
  Accumulation unit value:
    Beginning of period                                $  15.90       $  16.47            N/A            N/A
    End of period                                      $  17.43       $  15.90            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,050            798            N/A            N/A
JNL/Eagle Core Equity Division(502)
  Accumulation unit value:
    Beginning of period                                $  15.81       $  15.73            N/A            N/A
    End of period                                      $  15.95       $  15.81            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   11,804         10,402            N/A            N/A
JNL/Eagle SmallCap Equity Division(502)
  Accumulation unit value:
    Beginning of period                                $  18.00       $  17.04            N/A            N/A
    End of period                                      $  18.01       $  18.00            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,080          1,140            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(404)
  Accumulation unit value:
    Beginning of period                                $  11.78       $  11.01        $ 10.41            N/A
    End of period                                      $  12.23       $  11.78        $ 11.01            N/A
  Accumulation units outstanding
  at the end of period                                  132,856         34,251            999            N/A
JNL/S&P Managed Growth Division(535)
  Accumulation unit value:
    Beginning of period                                $  12.06       $  11.21            N/A            N/A
    End of period                                      $  12.65       $  12.06            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  162,225         83,705            N/A            N/A
JNL/S&P Managed Aggressive Growth
Division(547)
  Accumulation unit value:
    Beginning of period                                $  11.85       $  10.98            N/A            N/A
    End of period                                      $  12.54       $  11.85            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  182,918        180,836            N/A            N/A
JNL/S&P Very Aggressive Growth
Division I(645)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.12            N/A            N/A
    End of period                                           N/A       $  10.56            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.99            N/A            N/A
    End of period                                           N/A       $   9.82            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/S&P Equity Aggressive Growth
Division I(612)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.99            N/A            N/A
    End of period                                           N/A       $  10.07            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(447)
  Accumulation unit value:
    Beginning of period                                $  10.20       $   9.50        $  9.01            N/A
    End of period                                      $  10.40       $  10.20        $  9.50            N/A
  Accumulation units outstanding
  at the end of period                                  168,532         81,106          1,851            N/A
JNL/MCM S&P 400 MidCap Index Division(447)
  Accumulation unit value:
    Beginning of period                                $  12.48       $  11.05        $ 10.65            N/A
    End of period                                      $  13.65       $  12.48        $ 11.05            N/A
  Accumulation units outstanding
  at the end of period                                  116,151         58,528          1,487            N/A
JNL/Alliance Capital Growth Division(502)
  Accumulation unit value:
    Beginning of period                                $   9.27       $   9.37            N/A            N/A
    End of period                                      $   8.40       $   9.27            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            636            N/A            N/A
JNL/JPMorgan International Value
Division(605)
  Accumulation unit value:
    Beginning of period                                $   9.77       $   8.45            N/A            N/A
    End of period                                      $  11.31       $   9.77            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   26,100          9,705            N/A            N/A
JNL/PIMCO Total Return Bond Division(524)
  Accumulation unit value:
    Beginning of period                                $  13.04       $  12.92            N/A            N/A
    End of period                                      $  13.02       $  13.04            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   53,169         21,350            N/A            N/A
JNL/MCM Small Cap Index Division(447)
  Accumulation unit value:
    Beginning of period                                $  12.79       $  11.16        $ 10.83            N/A
    End of period                                      $  13.02       $  12.79        $ 11.16            N/A
  Accumulation units outstanding
  at the end of period                                  111,288         65,716          1,429            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division(447)
  Accumulation unit value:
    Beginning of period                                $  13.20       $  11.32        $ 10.41            N/A
    End of period                                      $  14.60       $  13.20        $ 11.32            N/A
  Accumulation units outstanding
  at the end of period                                  102,057         47,746          1,483            N/A
JNL/Lazard Small Cap Value Division(560)
  Accumulation unit value:
    Beginning of period                                $  13.66       $  12.52            N/A            N/A
    End of period                                      $  13.95       $  13.66            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   30,885          9,237            N/A            N/A
JNL/Lazard Mid Cap Value Division(509)
  Accumulation unit value:
    Beginning of period                                $  16.09       $  13.66            N/A            N/A
    End of period                                      $  17.09       $  16.09            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   14,824          9,891            N/A            N/A
JNL/MCM Bond Index Division(461)
  Accumulation unit value:
    Beginning of period                                $  10.79       $  10.66        $ 10.62            N/A
    End of period                                      $  10.73       $  10.79        $ 10.66            N/A
  Accumulation units outstanding
  at the end of period                                  113,843         49,884          1,410            N/A
JNL/S&P Core Index 100 Division(646)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.93            N/A            N/A
    End of period                                           N/A       $  10.20            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division(674)
  Accumulation unit value:
    Beginning of period                                $  12.21       $  11.90            N/A            N/A
    End of period                                      $  12.12       $  12.21            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   16,674          8,066            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division(535)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.90            N/A            N/A
    End of period                                           N/A       $   9.91            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/S&P Core Index 75 Division(646)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.74            N/A            N/A
    End of period                                           N/A       $  10.09            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/MCM Dow(SM) 10 Division(447)
  Accumulation unit value:
    Beginning of period                                $   9.11       $   9.07        $  8.21            N/A
    End of period                                      $   8.39       $   9.11        $  9.07            N/A
  Accumulation units outstanding
  at the end of period                                  325,901        142,422          3,244            N/A
JNL/Putnam Midcap Growth Division(655)
  Accumulation unit value:
    Beginning of period                                $   7.29       $   6.16            N/A            N/A
    End of period                                      $   7.97       $   7.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      583              8            N/A            N/A
JNL/T. Rowe Price Value Division(555)
  Accumulation unit value:
    Beginning of period                                $  12.61       $  11.53            N/A            N/A
    End of period                                      $  13.07       $  12.61            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   24,909         10,857            N/A            N/A
JNL/FMR Balanced Division(555)
  Accumulation unit value:
    Beginning of period                                $   9.72       $   9.25            N/A            N/A
    End of period                                      $  10.45       $   9.72            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   21,574         13,668            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(555)
  Accumulation unit value:
    Beginning of period                                $  10.92       $  10.09            N/A            N/A
    End of period                                      $  12.13       $  10.92            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   22,551         13,476            N/A            N/A
JNL/Oppenheimer Growth Division(502)
  Accumulation unit value:
    Beginning of period                                $   7.91       $   8.17            N/A            N/A
    End of period                                      $   8.43       $   7.91            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,423          2,018            N/A            N/A
JNL/Select Value Division(601)
  Accumulation unit value:
    Beginning of period                                $  16.07       $  14.78            N/A            N/A
    End of period                                      $  16.97       $  16.07            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   13,058          6,743            N/A            N/A
JNL/MCM Global 15 Division(447)
  Accumulation unit value:
    Beginning of period                                $  11.18       $   8.94        $  8.74            N/A
    End of period                                      $  12.02       $  11.18        $  8.94            N/A
  Accumulation units outstanding
  at the end of period                                  228,496        118,475          3,061            N/A
JNL/MCM 25 Division(447)
  Accumulation unit value:
    Beginning of period                                $  11.36       $   9.55        $  8.59            N/A
    End of period                                      $  10.77       $  11.36        $  9.55            N/A
  Accumulation units outstanding
  at the end of period                                  221,818        108,364          3,053            N/A
JNL/MCM Consumer Brands Sector
Division(719)
  Accumulation unit value:
    Beginning of period                                $  10.33       $   9.97            N/A            N/A
    End of period                                      $   9.84       $  10.33            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,471            286            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(447)
  Accumulation unit value:
    Beginning of period                                $  17.48       $  15.90        $ 15.70            N/A
    End of period                                      $  18.58       $  17.48        $ 15.90            N/A
  Accumulation units outstanding
  at the end of period                                  119,665         61,052          1,661            N/A
JNL/MCM Technology Sector Division(655)
  Accumulation unit value:
    Beginning of period                                $   5.46       $   4.60            N/A            N/A
    End of period                                      $   5.46       $   5.46            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    7,600             11            N/A            N/A
JNL/MCM Healthcare Sector Division(628)
  Accumulation unit value:
    Beginning of period                                $  10.22       $   9.62            N/A            N/A
    End of period                                      $  10.74       $  10.22            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    9,540            348            N/A            N/A
JNL/MCM Financial Sector Division(601)
  Accumulation unit value:
    Beginning of period                                $  11.50       $  10.45            N/A            N/A
    End of period                                      $  11.92       $  11.50            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    7,011            961            N/A            N/A
JNL/MCM Oil & Gas Sector Division(601)
  Accumulation unit value:
    Beginning of period                                $  16.50       $  14.22            N/A            N/A
    End of period                                      $  22.04       $  16.50            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   14,175          1,437            N/A            N/A
JNL/MCM Communications Sector Division
  Accumulation unit value:
    Beginning of period                                $   4.31            N/A            N/A            N/A
    End of period                                      $   4.26            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    6,030            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(447)
  Accumulation unit value:
    Beginning of period                                $   9.45       $   8.23        $  7.65            N/A
    End of period                                      $  12.67       $   9.45        $  8.23            N/A
  Accumulation units outstanding
  at the end of period                                  272,404        132,769          3,529            N/A
JNL/AIM Premier Equity II Division(502)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.51            N/A            N/A
    End of period                                           N/A       $   9.00            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/AIM Small Cap Growth Division(509)
  Accumulation unit value:
    Beginning of period                                $  11.55       $  11.11            N/A            N/A
    End of period                                      $  12.23       $  11.55            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,691          3,228            N/A            N/A
JNL/AIM Large Cap Growth Division(509)
  Accumulation unit value:
    Beginning of period                                $  10.83       $  10.10            N/A            N/A
    End of period                                      $  11.34       $  10.83            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   10,652          5,949            N/A            N/A
JNL/AIM Real Estate Division(868)
  Accumulation unit value:
    Beginning of period                                $  11.25            N/A            N/A            N/A
    End of period                                      $  11.51            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,147            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division(859)
  Accumulation unit value:
    Beginning of period                                $  10.71            N/A            N/A            N/A
    End of period                                      $  11.21            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,192            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(884)
  Accumulation unit value:
    Beginning of period                                $  11.02            N/A            N/A            N/A
    End of period                                      $  10.86            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,119            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division(696)
  Accumulation unit value:
    Beginning of period                                $  10.81       $  10.29            N/A            N/A
    End of period                                      $  10.44       $  10.81            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   15,511          7,903            N/A            N/A
JNL/MCM Value Line 25 Division(696)
  Accumulation unit value:
    Beginning of period                                $  11.40       $  10.16            N/A            N/A
    End of period                                      $  15.45       $  11.40            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   79,039          9,886            N/A            N/A
JNL/MCM JNL 5 Division(696)
  Accumulation unit value:
    Beginning of period                                $  10.88       $   9.87            N/A            N/A
    End of period                                      $  11.76       $  10.88            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  486,619         29,238            N/A            N/A
JNL/MCM VIP Division(698)
  Accumulation unit value:
    Beginning of period                                $  11.05       $  10.36            N/A            N/A
    End of period                                      $  11.85       $  11.05            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   77,132          9,060            N/A            N/A
JNL/S&P Managed Moderate Division
  Accumulation unit value:
    Beginning of period                                $  10.29            N/A            N/A            N/A
    End of period                                      $  10.74            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   34,679            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division(702)
  Accumulation unit value:
    Beginning of period                                $  10.29       $  10.11            N/A            N/A
    End of period                                      $  10.42       $  10.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   80,604         43,146            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.42%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                $  21.78            N/A            N/A            N/A
    End of period                                      $  24.18            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/Select Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Balanced Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Money Market Division
  Accumulation unit value:
    Beginning of period                                $  11.08            N/A            N/A            N/A
    End of period                                      $  11.12            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/PPM America High Yield Bond
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers Strategic
Bond Division
  Accumulation unit value:
    Beginning of period                                $  16.66            N/A            N/A            N/A
    End of period                                      $  16.91            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division
  Accumulation unit value:
    Beginning of period                                $  21.98            N/A            N/A            N/A
    End of period                                      $  24.20            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division
  Accumulation unit value:
    Beginning of period                                $  28.78            N/A            N/A            N/A
    End of period                                      $  33.79            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/JPMorgan International Equity
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                $  15.12            N/A            N/A            N/A
    End of period                                      $  15.94            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(692)
  Accumulation unit value:
    Beginning of period                                $  11.77       $  11.06            N/A            N/A
    End of period                                      $  12.22       $  11.77            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,051          1,031            N/A            N/A
JNL/S&P Managed Growth Division
  Accumulation unit value:
    Beginning of period                                $  11.67            N/A            N/A            N/A
    End of period                                      $  12.64            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    6,344            N/A            N/A            N/A
JNL/S&P Managed Aggressive Growth
Division(732)
  Accumulation unit value:
    Beginning of period                                $  11.84       $  11.78            N/A            N/A
    End of period                                      $  12.53       $  11.84            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      253            262            N/A            N/A
JNL/S&P Very Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(692)
  Accumulation unit value:
    Beginning of period                                $  10.20       $   9.50            N/A            N/A
    End of period                                      $  10.39       $  10.20            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,878          2,417            N/A            N/A
JNL/MCM S&P 400 MidCap Index Division
  Accumulation unit value:
    Beginning of period                                $  12.68            N/A            N/A            N/A
    End of period                                      $  13.64            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      467            N/A            N/A            N/A
JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Value
Division
  Accumulation unit value:
    Beginning of period                                $   9.59            N/A            N/A            N/A
    End of period                                      $  11.30            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/PIMCO Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Small Cap Index Division(692)
  Accumulation unit value:
    Beginning of period                                $  12.79       $  11.57            N/A            N/A
    End of period                                      $  13.01       $  12.79            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      828            463            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division(692)
  Accumulation unit value:
    Beginning of period                                $  13.19       $  11.90            N/A            N/A
    End of period                                      $  14.59       $  13.19            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,099            893            N/A            N/A
JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                $  12.79            N/A            N/A            N/A
    End of period                                      $  13.94            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                $  15.75            N/A            N/A            N/A
    End of period                                      $  17.08            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/MCM Bond Index Division(700)
  Accumulation unit value:
    Beginning of period                                $  10.78       $  10.76            N/A            N/A
    End of period                                      $  10.72       $  10.78            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,529            651            N/A            N/A
JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Dow(SM) 10 Division
  Accumulation unit value:
    Beginning of period                                $   8.52            N/A            N/A            N/A
    End of period                                      $   8.38            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                                $  12.31            N/A            N/A            N/A
    End of period                                      $  13.06            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                $  10.42            N/A            N/A            N/A
    End of period                                      $  12.12            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Value Division
  Accumulation unit value:
    Beginning of period                                $  15.92            N/A            N/A            N/A
    End of period                                      $  16.96            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/MCM Global 15 Division
  Accumulation unit value:
    Beginning of period                                $  10.65            N/A            N/A            N/A
    End of period                                      $  12.01            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/MCM 25 Division
  Accumulation unit value:
    Beginning of period                                $  11.17            N/A            N/A            N/A
    End of period                                      $  10.76            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/MCM Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division
  Accumulation unit value:
    Beginning of period                                $  15.66            N/A            N/A            N/A
    End of period                                      $  18.57            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/MCM Technology Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Financial Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Oil & Gas Sector Division
  Accumulation unit value:
    Beginning of period                                $  19.61            N/A            N/A            N/A
    End of period                                      $  22.02            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/MCM Communications Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division
  Accumulation unit value:
    Beginning of period                                $   9.81            N/A            N/A            N/A
    End of period                                      $  12.65            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Real Estate Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Value Line 25 Division
  Accumulation unit value:
    Beginning of period                                $  12.38            N/A            N/A            N/A
    End of period                                      $  15.45            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/MCM JNL 5 Division
  Accumulation unit value:
    Beginning of period                                $  11.14            N/A            N/A            N/A
    End of period                                      $  11.75            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/MCM VIP Division
  Accumulation unit value:
    Beginning of period                                $  10.91            N/A            N/A            N/A
    End of period                                      $  11.84            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/S&P Managed Moderate Division(713)
  Accumulation unit value:
    Beginning of period                                $  10.48       $  10.30            N/A            N/A
    End of period                                      $  10.74       $  10.48            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,453            680            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.445%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/FMR Capital Growth Division(702)
  Accumulation unit value:
    Beginning of period                                $  19.00       $  17.72            N/A            N/A
    End of period                                      $  19.68       $  19.00            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,583          2,583            N/A            N/A
JNL/Select Large Cap Growth Division(490)
  Accumulation unit value:
    Beginning of period                                $  23.61       $  22.00            N/A            N/A
    End of period                                      $  24.12       $  23.61            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,643          1,969            N/A            N/A
JNL/Select Global Growth Division
  Accumulation unit value:
    Beginning of period                                $  20.53            N/A            N/A            N/A
    End of period                                      $  20.87            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/Select Balanced Division(303)
  Accumulation unit value:
    Beginning of period                                $  20.82       $  19.24        $ 16.02            N/A
    End of period                                      $  21.40       $  20.82        $ 19.24            N/A
  Accumulation units outstanding
  at the end of period                                    3,935          1,806          1,262            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division(283)
  Accumulation unit value:
    Beginning of period                                $  18.26       $  16.55        $ 12.45            N/A
    End of period                                      $  19.38       $  18.26        $ 16.55            N/A
  Accumulation units outstanding
  at the end of period                                       --            471            410            N/A
JNL/Putnam Value Equity Division(303)
  Accumulation unit value:
    Beginning of period                                $  17.93       $  16.74        $ 13.36            N/A
    End of period                                      $  18.35       $  17.93        $ 16.74            N/A
  Accumulation units outstanding
  at the end of period                                      521            631            568            N/A
JNL/Select Money Market Division
  Accumulation unit value:
    Beginning of period                                $  11.05            N/A            N/A            N/A
    End of period                                      $  11.09            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/PPM America High Yield Bond
Division(303)
  Accumulation unit value:
    Beginning of period                                     N/A       $  14.16        $ 12.90            N/A
    End of period                                           N/A       $  14.53        $ 14.16            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --          5,054            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division(303)
  Accumulation unit value:
    Beginning of period                                $  14.09       $  13.90        $ 14.03            N/A
    End of period                                      $  14.08       $  14.09        $ 13.90            N/A
  Accumulation units outstanding
  at the end of period                                    5,083          1,724            721            N/A
JNL/Salomon Brothers Strategic
Bond Division(303)
  Accumulation unit value:
    Beginning of period                                $  16.84       $  16.15        $ 15.16            N/A
    End of period                                      $  16.87       $  16.84        $ 16.15            N/A
  Accumulation units outstanding
  at the end of period                                    5,846          3,397          2,001            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(303)
  Accumulation unit value:
    Beginning of period                                $  23.32       $  21.75        $ 17.26            N/A
    End of period                                      $  24.14       $  23.32        $ 21.75            N/A
  Accumulation units outstanding
  at the end of period                                    2,509          2,385          1,380            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division(310)
  Accumulation unit value:
    Beginning of period                                $  30.27       $  26.28        $ 19.39            N/A
    End of period                                      $  33.70       $  30.27        $ 26.28            N/A
  Accumulation units outstanding
  at the end of period                                    8,377          6,597          3,558            N/A
JNL/JPMorgan International Equity
Division
  Accumulation unit value:
    Beginning of period                                $  11.67            N/A            N/A            N/A
    End of period                                      $  13.17            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      121            N/A            N/A            N/A
JNL/Alger Growth Division(322)
  Accumulation unit value:
    Beginning of period                                $  15.85       $  15.46        $ 12.80            N/A
    End of period                                      $  17.37       $  15.85        $ 15.46            N/A
  Accumulation units outstanding
  at the end of period                                    1,204            715            488            N/A
JNL/Eagle Core Equity Division(303)
  Accumulation unit value:
    Beginning of period                                $  15.76       $  15.19        $ 12.41            N/A
    End of period                                      $  15.90       $  15.76        $ 15.19            N/A
  Accumulation units outstanding
  at the end of period                                    2,911          3,355          2,037            N/A
JNL/Eagle SmallCap Equity Division(710)
  Accumulation unit value:
    Beginning of period                                $  17.95       $  16.90            N/A            N/A
    End of period                                      $  17.96       $  17.95            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,611          2,437            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(337)
  Accumulation unit value:
    Beginning of period                                $  11.75       $  10.99        $ 10.08            N/A
    End of period                                      $  12.20       $  11.75        $ 10.99            N/A
  Accumulation units outstanding
  at the end of period                                    2,509         24,770         23,970            N/A
JNL/S&P Managed Growth Division(294)
  Accumulation unit value:
    Beginning of period                                $  12.03       $  11.07        $  9.13            N/A
    End of period                                      $  12.62       $  12.03        $ 11.07            N/A
  Accumulation units outstanding
  at the end of period                                  148,839        119,455         41,316            N/A
JNL/S&P Managed Aggressive Growth
Division(350)
  Accumulation unit value:
    Beginning of period                                $  11.82       $  10.75        $  9.80            N/A
    End of period                                      $  12.51       $  11.82        $ 10.75            N/A
  Accumulation units outstanding
  at the end of period                                    4,191          4,961          1,157            N/A
JNL/S&P Very Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Aggressive Growth
Division I(282)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.91        $  7.24            N/A
    End of period                                           N/A       $  10.05        $  9.91            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            986            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(311)
  Accumulation unit value:
    Beginning of period                                $  10.19       $   9.49        $  7.69            N/A
    End of period                                      $  10.38       $  10.19        $  9.49            N/A
  Accumulation units outstanding
  at the end of period                                   19,083         15,677         20,085            N/A
JNL/MCM S&P 400 MidCap Index Division(311)
  Accumulation unit value:
    Beginning of period                                $  12.47       $  11.04        $  8.22            N/A
    End of period                                      $  13.63       $  12.47        $ 11.04            N/A
  Accumulation units outstanding
  at the end of period                                    8,214          7,401         14,839            N/A
JNL/Alliance Capital Growth Division(322)
  Accumulation unit value:
    Beginning of period                                $   9.25       $   8.91        $  7.89            N/A
    End of period                                      $   8.38       $   9.25        $  8.91            N/A
  Accumulation units outstanding
  at the end of period                                       --            891            836            N/A
JNL/JPMorgan International Value
Division(710)
  Accumulation unit value:
    Beginning of period                                $   9.74       $   9.15            N/A            N/A
    End of period                                      $  11.27       $   9.74            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      281             --            N/A            N/A
JNL/PIMCO Total Return Bond Division(294)
  Accumulation unit value:
    Beginning of period                                $  13.00       $  12.76        $ 12.58            N/A
    End of period                                      $  12.98       $  13.00        $ 12.76            N/A
  Accumulation units outstanding
  at the end of period                                   12,700         13,111          7,427            N/A
JNL/MCM Small Cap Index Division(311)
  Accumulation unit value:
    Beginning of period                                $  12.78       $  11.15        $  7.80            N/A
    End of period                                      $  13.00       $  12.78        $ 11.15            N/A
  Accumulation units outstanding
  at the end of period                                    8,213          7,273          6,541            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division(311)
  Accumulation unit value:
    Beginning of period                                $  13.19       $  11.31        $  8.26            N/A
    End of period                                      $  14.58       $  13.19        $ 11.31            N/A
  Accumulation units outstanding
  at the end of period                                    8,291          7,200          9,236            N/A
JNL/Lazard Small Cap Value Division(322)
  Accumulation unit value:
    Beginning of period                                $  13.63       $  12.10        $  9.27            N/A
    End of period                                      $  13.92       $  13.63        $ 12.10            N/A
  Accumulation units outstanding
  at the end of period                                    4,176          2,020            945            N/A
JNL/Lazard Mid Cap Value Division(303)
  Accumulation unit value:
    Beginning of period                                $  16.05       $  13.19        $ 10.29            N/A
    End of period                                      $  17.05       $  16.05        $ 13.19            N/A
  Accumulation units outstanding
  at the end of period                                    3,884          4,296          3,843            N/A
JNL/MCM Bond Index Division(311)
  Accumulation unit value:
    Beginning of period                                $  10.78       $  10.65        $ 10.63            N/A
    End of period                                      $  10.71       $  10.78        $ 10.65            N/A
  Accumulation units outstanding
  at the end of period                                   13,942          8,591            415            N/A
JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division(674)
  Accumulation unit value:
    Beginning of period                                $  12.18       $  11.87            N/A            N/A
    End of period                                      $  12.09       $  12.18            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    7,131          3,550            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 75 Division(310)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.95        $  7.99            N/A
    End of period                                           N/A       $  10.08        $  9.95            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            399            N/A
JNL/MCM Dow(SM) 10 Division(283)
  Accumulation unit value:
    Beginning of period                                $   9.09       $   9.06        $  6.34            N/A
    End of period                                      $   8.37       $   9.09        $  9.06            N/A
  Accumulation units outstanding
  at the end of period                                   25,978         33,831         23,335            N/A
JNL/Putnam Midcap Growth Division(415)
  Accumulation unit value:
    Beginning of period                                $   7.22       $   6.23        $  5.95            N/A
    End of period                                      $   7.90       $   7.22        $  6.23            N/A
  Accumulation units outstanding
  at the end of period                                       --            973            585            N/A
JNL/T. Rowe Price Value Division(303)
  Accumulation unit value:
    Beginning of period                                $  12.59       $  11.20        $  8.47            N/A
    End of period                                      $  13.04       $  12.59        $ 11.20            N/A
  Accumulation units outstanding
  at the end of period                                    7,275          7,418          3,082            N/A
JNL/FMR Balanced Division(303)
  Accumulation unit value:
    Beginning of period                                $   9.71       $   9.09        $  8.19            N/A
    End of period                                      $  10.43       $   9.71        $  9.09            N/A
  Accumulation units outstanding
  at the end of period                                    1,363          1,653          1,622            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(310)
  Accumulation unit value:
    Beginning of period                                $  10.91       $   9.48        $  6.60            N/A
    End of period                                      $  12.11       $  10.91        $  9.48            N/A
  Accumulation units outstanding
  at the end of period                                   11,088         12,878          5,000            N/A
JNL/Oppenheimer Growth Division(283)
  Accumulation unit value:
    Beginning of period                                $   7.90       $   7.76        $  6.50            N/A
    End of period                                      $   8.41       $   7.90        $  7.76            N/A
  Accumulation units outstanding
  at the end of period                                       --          8,929          1,178            N/A
JNL/Select Value Division(322)
  Accumulation unit value:
    Beginning of period                                $  16.06       $  14.34        $ 11.31            N/A
    End of period                                      $  16.95       $  16.06        $ 14.34            N/A
  Accumulation units outstanding
  at the end of period                                    1,120          1,581            540            N/A
JNL/MCM Global 15 Division(283)
  Accumulation unit value:
    Beginning of period                                $  11.16       $   8.92        $  5.85            N/A
    End of period                                      $  12.00       $  11.16        $  8.92            N/A
  Accumulation units outstanding
  at the end of period                                   21,592         26,303         15,310            N/A
JNL/MCM 25 Division(283)
  Accumulation unit value:
    Beginning of period                                $  11.34       $   9.53        $  6.61            N/A
    End of period                                      $  10.74       $  11.34        $  9.53            N/A
  Accumulation units outstanding
  at the end of period                                   16,359         20,488         11,741            N/A
JNL/MCM Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(308)
  Accumulation unit value:
    Beginning of period                                $  17.44       $  15.88        $ 11.19            N/A
    End of period                                      $  18.54       $  17.44        $ 15.88            N/A
  Accumulation units outstanding
  at the end of period                                    8,789         10,773          5,100            N/A
JNL/MCM Technology Sector Division
  Accumulation unit value:
    Beginning of period                                $   5.18            N/A            N/A            N/A
    End of period                                      $   5.42            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/MCM Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                $  10.57            N/A            N/A            N/A
    End of period                                      $  10.71            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,060            N/A            N/A            N/A
JNL/MCM Financial Sector Division
  Accumulation unit value:
    Beginning of period                                $  11.81            N/A            N/A            N/A
    End of period                                      $  11.88            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/MCM Oil & Gas Sector Division
  Accumulation unit value:
    Beginning of period                                $  15.72            N/A            N/A            N/A
    End of period                                      $  21.98            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      932            N/A            N/A            N/A
JNL/MCM Communications Sector Division
  Accumulation unit value:
    Beginning of period                                $   4.34            N/A            N/A            N/A
    End of period                                      $   4.25            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(283)
  Accumulation unit value:
    Beginning of period                                $   9.43       $   8.22        $  6.63            N/A
    End of period                                      $  12.64       $   9.43        $  8.22            N/A
  Accumulation units outstanding
  at the end of period                                   27,344         31,712         22,272            N/A
JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Small Cap Growth Division(322)
  Accumulation unit value:
    Beginning of period                                $  11.54       $  11.07        $  8.65            N/A
    End of period                                      $  12.21       $  11.54        $ 11.07            N/A
  Accumulation units outstanding
  at the end of period                                    1,303            720            663            N/A
JNL/AIM Large Cap Growth Division(303)
  Accumulation unit value:
    Beginning of period                                $  10.82       $  10.08        $  8.15            N/A
    End of period                                      $  11.32       $  10.82        $ 10.08            N/A
  Accumulation units outstanding
  at the end of period                                    7,039          6,874          1,971            N/A
JNL/AIM Real Estate Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(912)
  Accumulation unit value:
    Beginning of period                                $  10.78            N/A            N/A            N/A
    End of period                                      $  10.85            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      928            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Value Line 25 Division
  Accumulation unit value:
    Beginning of period                                $  12.38            N/A            N/A            N/A
    End of period                                      $  15.45            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    9,067            N/A            N/A            N/A
JNL/MCM JNL 5 Division
  Accumulation unit value:
    Beginning of period                                $  10.50            N/A            N/A            N/A
    End of period                                      $  11.75            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   49,958            N/A            N/A            N/A
JNL/MCM VIP Division
  Accumulation unit value:
    Beginning of period                                $  11.35            N/A            N/A            N/A
    End of period                                      $  11.84            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    7,478            N/A            N/A            N/A
JNL/S&P Managed Moderate Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division
  Accumulation unit value:
    Beginning of period                                $  10.27            N/A            N/A            N/A
    End of period                                      $  10.42            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.45%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(139)
  Accumulation unit value:
    Beginning of period                                $   7.85       $   7.23        $  5.74         $ 6.55
    End of period                                      $   7.98       $   7.85        $  7.23         $ 5.74
  Accumulation units outstanding
  at the end of period                                    3,160          3,770             --             --
JNL/FMR Capital Growth Division(259)
  Accumulation unit value:
    Beginning of period                                $  18.99       $  16.49        $ 12.23            N/A
    End of period                                      $  19.67       $  18.99        $ 16.49            N/A
  Accumulation units outstanding
  at the end of period                                      715            761             --            N/A
JNL/Select Large Cap Growth Division(185)
  Accumulation unit value:
    Beginning of period                                $  23.60       $  21.66        $ 16.39         $16.67
    End of period                                      $  24.11       $  23.60        $ 21.66         $16.39
  Accumulation units outstanding
  at the end of period                                    1,068            403             --             --
JNL/Select Global Growth Division(706)
  Accumulation unit value:
    Beginning of period                                $  20.98       $  20.33            N/A            N/A
    End of period                                      $  20.86       $  20.98            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      261            259            N/A            N/A
JNL/Select Balanced Division(94)
  Accumulation unit value:
    Beginning of period                                $  20.81       $  19.24        $ 16.22         $17.48
    End of period                                      $  21.39       $  20.81        $ 19.24         $16.22
  Accumulation units outstanding
  at the end of period                                    3,875             23             --             --

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division(385)
  Accumulation unit value:
    Beginning of period                               $18.25         $16.55         $14.44            N/A
    End of period                                     $19.37         $18.25         $16.55            N/A
  Accumulation units outstanding
  at the end of period                                    --             --             --            N/A
JNL/Putnam Value Equity Division(185)
  Accumulation unit value:
    Beginning of period                               $17.92         $16.73         $13.77         $13.77
    End of period                                     $18.34         $17.92         $16.73         $13.77
  Accumulation units outstanding
  at the end of period                                    --             --             --             --
JNL/Select Money Market Division(109)
  Accumulation unit value:
    Beginning of period                               $11.06         $11.24         $11.47         $11.58
    End of period                                     $11.08         $11.06         $11.24         $11.47
  Accumulation units outstanding
  at the end of period                                    68            335             --             --
JNL/PPM America High Yield Bond
Division(139)
  Accumulation unit value:
    Beginning of period                                  N/A         $14.16         $12.23         $12.12
    End of period                                        N/A         $14.53         $14.16         $12.23
  Accumulation units outstanding
  at the end of period                                   N/A             --             --             --
JNL/Salomon Brothers U.S. Government
& Quality Bond Division(94)
  Accumulation unit value:
    Beginning of period                               $14.08         $13.90         $14.08         $13.03
    End of period                                     $14.07         $14.08         $13.90         $14.08
  Accumulation units outstanding
  at the end of period                                 3,892          1,393             --             --
JNL/Salomon Brothers Strategic
Bond Division(161)
  Accumulation unit value:
    Beginning of period                               $16.84         $16.14         $14.57         $13.63
    End of period                                     $16.86         $16.84         $16.14         $14.57
  Accumulation units outstanding
  at the end of period                                 3,965            122             --             --

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(127)
  Accumulation unit value:
    Beginning of period                                $  23.31       $  21.74        $ 17.06         $20.15
    End of period                                      $  24.13       $  23.31        $ 21.74         $17.06
  Accumulation units outstanding
  at the end of period                                    1,670            709             --             --
JNL/T. Rowe Price Mid-Cap Growth
Division(127)
  Accumulation unit value:
    Beginning of period                                $  30.25       $  26.27        $ 19.42         $24.07
    End of period                                      $  33.68       $  30.25        $ 26.27         $19.42
  Accumulation units outstanding
  at the end of period                                    2,237          1,210             --             --
JNL/JPMorgan International Equity
Division(192)
  Accumulation unit value:
    Beginning of period                                $  12.18       $  10.72        $  8.55         $ 8.08
    End of period                                      $  13.15       $  12.18        $ 10.72         $ 8.55
  Accumulation units outstanding
  at the end of period                                      223            229             --             --
JNL/Alger Growth Division(161)
  Accumulation unit value:
    Beginning of period                                $  15.84       $  15.46        $ 11.71         $12.72
    End of period                                      $  17.36       $  15.84        $ 15.46         $11.71
  Accumulation units outstanding
  at the end of period                                    1,611          1,412             --             --
JNL/Eagle Core Equity Division(134)
  Accumulation unit value:
    Beginning of period                                $  15.76       $  15.19        $ 12.50         $14.59
    End of period                                      $  15.90       $  15.76        $ 15.19         $12.50
  Accumulation units outstanding
  at the end of period                                    1,521          1,424             --             --
JNL/Eagle SmallCap Equity Division(127)
  Accumulation unit value:
    Beginning of period                                $  17.94       $  15.48        $ 11.33         $14.31
    End of period                                      $  17.95       $  17.94        $ 15.48         $11.33
  Accumulation units outstanding
  at the end of period                                    1,253            892             --             --

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(110)
  Accumulation unit value:
    Beginning of period                                $  11.75       $  10.99        $  9.56         $10.37
    End of period                                      $  12.20       $  11.75        $ 10.99         $ 9.56
  Accumulation units outstanding
  at the end of period                                   86,927         32,886             --             --
JNL/S&P Managed Growth Division(112)
  Accumulation unit value:
    Beginning of period                                $  12.03       $  11.07        $  9.32         $10.67
    End of period                                      $  12.61       $  12.03        $ 11.07         $ 9.32
  Accumulation units outstanding
  at the end of period                                   67,739         50,260          1,566             --
JNL/S&P Managed Aggressive Growth
Division(116)
  Accumulation unit value:
    Beginning of period                                $  11.81       $  10.75        $  8.69         $10.67
    End of period                                      $  12.51       $  11.81        $ 10.75         $ 8.69
  Accumulation units outstanding
  at the end of period                                        7            109             --             --
JNL/S&P Very Aggressive Growth
Division I(131)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.37        $  8.14         $ 9.77
    End of period                                           N/A       $  10.53        $ 10.37         $ 8.14
  Accumulation units outstanding
  at the end of period                                      N/A             --             --             --
JNL/S&P Equity Growth Division I(123)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.69        $  7.66         $ 9.58
    End of period                                           N/A       $   9.79        $  9.69         $ 7.66
  Accumulation units outstanding
  at the end of period                                      N/A             --             --             --
JNL/S&P Equity Aggressive Growth
Division I(124)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.90        $  7.81         $ 9.70
    End of period                                           N/A       $  10.04        $  9.90         $ 7.81
  Accumulation units outstanding
  at the end of period                                      N/A             --             --             --

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(139)
  Accumulation unit value:
    Beginning of period                                $  10.19       $   9.49        $  7.61         $ 8.64
    End of period                                      $  10.38       $  10.19        $  9.49         $ 7.61
  Accumulation units outstanding
  at the end of period                                   31,447         11,189             --             --
JNL/MCM S&P 400 MidCap Index Division(139)
  Accumulation unit value:
    Beginning of period                                $  12.47       $  11.04        $  8.41         $ 9.64
    End of period                                      $  13.63       $  12.47        $ 11.04         $ 8.41
  Accumulation units outstanding
  at the end of period                                   20,301          8,990             --             --
JNL/Alliance Capital Growth Division(192)
  Accumulation unit value:
    Beginning of period                                $   9.25       $   8.92        $  7.35         $ 7.38
    End of period                                      $   8.39       $   9.25        $  8.92         $ 7.35
  Accumulation units outstanding
  at the end of period                                       --             --             --             --
JNL/JPMorgan International Value
Division(502)
  Accumulation unit value:
    Beginning of period                                $   9.74       $   8.54            N/A            N/A
    End of period                                      $  11.27       $   9.74            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    8,780          5,859            N/A            N/A
JNL/PIMCO Total Return Bond Division(94)
  Accumulation unit value:
    Beginning of period                                $  13.00       $  12.76        $ 12.48         $11.94
    End of period                                      $  12.98       $  13.00        $ 12.76         $12.48
  Accumulation units outstanding
  at the end of period                                    6,741          2,557            686             --
JNL/MCM Small Cap Index Division(139)
  Accumulation unit value:
    Beginning of period                                $  12.78       $  11.15        $  7.84         $ 9.46
    End of period                                      $  13.00       $  12.78        $ 11.15         $ 7.84
  Accumulation units outstanding
  at the end of period                                   24,218         10,819             --             --

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division(139)
  Accumulation unit value:
    Beginning of period                                $  13.18       $  11.31        $  8.44         $ 9.62
    End of period                                      $  14.58       $  13.18        $ 11.31         $ 8.44
  Accumulation units outstanding
  at the end of period                                   17,442          8,315             --             --
JNL/Lazard Small Cap Value Division(127)
  Accumulation unit value:
    Beginning of period                                $  13.62       $  12.10        $  8.93         $10.99
    End of period                                      $  13.91       $  13.62        $ 12.10         $ 8.93
  Accumulation units outstanding
  at the end of period                                    7,937          4,401             --             --
JNL/Lazard Mid Cap Value Division(94)
  Accumulation unit value:
    Beginning of period                                $  16.05       $  13.19        $ 10.48         $12.85
    End of period                                      $  17.04       $  16.05        $ 13.19         $10.48
  Accumulation units outstanding
  at the end of period                                    8,033          3,568            632             --
JNL/MCM Bond Index Division(148)
  Accumulation unit value:
    Beginning of period                                $  10.77       $  10.65        $ 10.60         $10.13
    End of period                                      $  10.71       $  10.77        $ 10.65         $10.60
  Accumulation units outstanding
  at the end of period                                   32,362          9,307             --             --
JNL/S&P Core Index 100 Division(384)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.08        $  9.00            N/A
    End of period                                           N/A       $  10.19        $ 10.08            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --             --            N/A
JNL/Salomon Brothers High Yield
Bond Division(674)
  Accumulation unit value:
    Beginning of period                                $  12.18       $  11.86            N/A            N/A
    End of period                                      $  12.08       $  12.18            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,018            169            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division(122)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.78        $  7.66         $ 9.65
    End of period                                           N/A       $   9.90        $  9.78         $ 7.66
  Accumulation units outstanding
  at the end of period                                      N/A             --             --             --
JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Dow(SM) 10 Division(119)
  Accumulation unit value:
    Beginning of period                                $   9.09       $   9.06        $  7.38         $ 9.05
    End of period                                      $   8.37       $   9.09        $  9.06         $ 7.38
  Accumulation units outstanding
  at the end of period                                   63,705         41,563            812             --
JNL/Putnam Midcap Growth Division(185)
  Accumulation unit value:
    Beginning of period                                $   7.22       $   6.23        $  4.79         $ 4.86
    End of period                                      $   7.89       $   7.22        $  6.23         $ 4.79
  Accumulation units outstanding
  at the end of period                                       --             69             --             --
JNL/T. Rowe Price Value Division(131)
  Accumulation unit value:
    Beginning of period                                $  12.59       $  11.19        $  8.83         $10.51
    End of period                                      $  13.04       $  12.59        $ 11.19         $ 8.83
  Accumulation units outstanding
  at the end of period                                    4,845            541             --             --
JNL/FMR Balanced Division(161)
  Accumulation unit value:
    Beginning of period                                $   9.71       $   9.09        $  8.19         $ 8.33
    End of period                                      $  10.43       $   9.71        $  9.09         $ 8.19
  Accumulation units outstanding
  at the end of period                                    1,550             --             --             --

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(143)
  Accumulation unit value:
    Beginning of period                                $  10.91       $   9.48        $  6.91         $ 8.31
    End of period                                      $  12.11       $  10.91        $  9.48         $ 6.91
  Accumulation units outstanding
  at the end of period                                    6,785          4,849             --             --
JNL/Oppenheimer Growth Division(303)
  Accumulation unit value:
    Beginning of period                                $   7.90       $   7.76        $  6.80            N/A
    End of period                                      $   8.41       $   7.90        $  7.76            N/A
  Accumulation units outstanding
  at the end of period                                       --            787             --            N/A
JNL/Select Value Division(354)
  Accumulation unit value:
    Beginning of period                                $  16.06       $  14.34        $ 12.32            N/A
    End of period                                      $  16.95       $  16.06        $ 14.34            N/A
  Accumulation units outstanding
  at the end of period                                      207             --             --            N/A
JNL/MCM Global 15 Division(119)
  Accumulation unit value:
    Beginning of period                                $  11.15       $   8.92        $  6.87         $ 8.74
    End of period                                      $  11.99       $  11.15        $  8.92         $ 6.87
  Accumulation units outstanding
  at the end of period                                   59,968         35,409            760             --
JNL/MCM 25 Division(119)
  Accumulation unit value:
    Beginning of period                                $  11.34       $   9.53        $  7.35         $ 9.44
    End of period                                      $  10.74       $  11.34        $  9.53         $ 7.35
  Accumulation units outstanding
  at the end of period                                   50,963         33,520            775             --
JNL/MCM Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                $  10.07            N/A            N/A            N/A
    End of period                                      $   9.81            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,496            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(119)
  Accumulation unit value:
    Beginning of period                                $  17.44       $  15.87        $ 10.99         $14.81
    End of period                                      $  18.54       $  17.44        $ 15.87         $10.99
  Accumulation units outstanding
  at the end of period                                   30,173         21,708            425             --
JNL/MCM Technology Sector Division(706)
  Accumulation unit value:
    Beginning of period                                $   5.42       $   5.28            N/A            N/A
    End of period                                      $   5.42       $   5.42            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,578            198            N/A            N/A
JNL/MCM Healthcare Sector Division(498)
  Accumulation unit value:
    Beginning of period                                $  10.20       $  10.24            N/A            N/A
    End of period                                      $  10.71       $  10.20            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,702             31            N/A            N/A
JNL/MCM Financial Sector Division(527)
  Accumulation unit value:
    Beginning of period                                $  11.48       $  10.98            N/A            N/A
    End of period                                      $  11.88       $  11.48            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      769            126            N/A            N/A
JNL/MCM Oil & Gas Sector Division(498)
  Accumulation unit value:
    Beginning of period                                $  16.47       $  12.99            N/A            N/A
    End of period                                      $  21.98       $  16.47            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   17,912             72            N/A            N/A
JNL/MCM Communications Sector
Division(527)
  Accumulation unit value:
    Beginning of period                                $   4.31       $   4.16            N/A            N/A
    End of period                                      $   4.25       $   4.31            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      403             --            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(119)
  Accumulation unit value:
    Beginning of period                                $   9.43       $   8.21        $  7.08         $ 9.60
    End of period                                      $  12.63       $   9.43        $  8.21         $ 7.08
  Accumulation units outstanding
  at the end of period                                   61,373         42,191            868             --
JNL/AIM Premier Equity II Division(166)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.22        $  7.71         $ 7.90
    End of period                                           N/A       $   8.99        $  9.22         $ 7.71
  Accumulation units outstanding
  at the end of period                                      N/A             --             --             --
JNL/AIM Small Cap Growth Division(213)
  Accumulation unit value:
    Beginning of period                                $  11.54       $  11.07        $  8.19         $ 8.10
    End of period                                      $  12.21       $  11.54        $ 11.07         $ 8.19
  Accumulation units outstanding
  at the end of period                                      998            887             --             --
JNL/AIM Large Cap Growth Division(161)
  Accumulation unit value:
    Beginning of period                                $  10.82       $  10.08        $  7.94         $ 8.45
    End of period                                      $  11.32       $  10.82        $ 10.08         $ 7.94
  Accumulation units outstanding
  at the end of period                                    4,435          2,594             --             --
JNL/AIM Real Estate Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division(843)
  Accumulation unit value:
    Beginning of period                                $  10.45            N/A            N/A            N/A
    End of period                                      $  11.21            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      543            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division(694)
  Accumulation unit value:
    Beginning of period                                $  10.81       $  10.24            N/A            N/A
    End of period                                      $  10.44       $  10.81            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   11,357            589            N/A            N/A
JNL/MCM Value Line 25 Division(735)
  Accumulation unit value:
    Beginning of period                                $  11.40       $  11.43            N/A            N/A
    End of period                                      $  15.44       $  11.40            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   24,665          1,010            N/A            N/A
JNL/MCM JNL 5 Division(703)
  Accumulation unit value:
    Beginning of period                                $  10.88       $  10.31            N/A            N/A
    End of period                                      $  11.75       $  10.88            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  146,432         15,880            N/A            N/A
JNL/MCM VIP Division(716)
  Accumulation unit value:
    Beginning of period                                $  11.05       $  10.77            N/A            N/A
    End of period                                      $  11.84       $  11.05            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   17,524             --            N/A            N/A
JNL/S&P Managed Moderate Division(716)
  Accumulation unit value:
    Beginning of period                                $  10.48       $  10.33            N/A            N/A
    End of period                                      $  10.74       $  10.48            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   40,392          1,138            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division(707)
  Accumulation unit value:
    Beginning of period                                $  10.29       $  10.18            N/A            N/A
    End of period                                      $  10.42       $  10.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,323             --            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.46%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(455)
  Accumulation unit value:
    Beginning of period                                $   7.84       $   7.22        $  6.81            N/A
    End of period                                      $   7.98       $   7.84        $  7.22            N/A
  Accumulation units outstanding
  at the end of period                                   36,732         25,971             74            N/A
JNL/FMR Capital Growth Division(525)
  Accumulation unit value:
    Beginning of period                                $  18.97       $  16.98            N/A            N/A
    End of period                                      $  19.65       $  18.97            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    5,380          6,227            N/A            N/A
JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                $  23.37            N/A            N/A            N/A
    End of period                                      $  24.08            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,186            N/A            N/A            N/A
JNL/Select Global Growth Division(665)
  Accumulation unit value:
    Beginning of period                                $  20.95       $  18.74            N/A            N/A
    End of period                                      $  20.84       $  20.95            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,047          1,051            N/A            N/A
JNL/Select Balanced Division(435)
  Accumulation unit value:
    Beginning of period                                $  20.79       $  19.22        $ 18.13            N/A
    End of period                                      $  21.36       $  20.79        $ 19.22            N/A
  Accumulation units outstanding
  at the end of period                                   25,633          8,233            873            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division(726)
  Accumulation unit value:
    Beginning of period                                $  18.23       $  18.07            N/A            N/A
    End of period                                      $  19.35       $  18.23            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      412            412            N/A            N/A
JNL/Putnam Value Equity Division(524)
  Accumulation unit value:
    Beginning of period                                $  17.90       $  17.19            N/A            N/A
    End of period                                      $  18.32       $  17.90            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,975          1,792            N/A            N/A
JNL/Select Money Market Division(435)
  Accumulation unit value:
    Beginning of period                                $  11.05       $  11.23        $ 11.28            N/A
    End of period                                      $  11.07       $  11.05        $ 11.23            N/A
  Accumulation units outstanding
  at the end of period                                   79,865         10,015            707            N/A
JNL/PPM America High Yield Bond
Division(429)
  Accumulation unit value:
    Beginning of period                                     N/A       $  14.15        $ 13.63            N/A
    End of period                                           N/A       $  14.51        $ 14.15            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --          2,532            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division(464)
  Accumulation unit value:
    Beginning of period                                $  14.07       $  13.89        $ 13.81            N/A
    End of period                                      $  14.05       $  14.07        $ 13.89            N/A
  Accumulation units outstanding
  at the end of period                                   24,783          6,684            392            N/A
JNL/Salomon Brothers Strategic
Bond Division(410)
  Accumulation unit value:
    Beginning of period                                $  16.82       $  16.12        $ 15.66            N/A
    End of period                                      $  16.84       $  16.82        $ 16.12            N/A
  Accumulation units outstanding
  at the end of period                                   36,277          4,141            110            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(429)
  Accumulation unit value:
    Beginning of period                                $  23.28       $  21.72        $ 20.38            N/A
    End of period                                      $  24.10       $  23.28        $ 21.72            N/A
  Accumulation units outstanding
  at the end of period                                   26,408         15,343          1,844            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division(429)
  Accumulation unit value:
    Beginning of period                                $  30.23       $  26.25        $ 24.64            N/A
    End of period                                      $  33.65       $  30.23        $ 26.25            N/A
  Accumulation units outstanding
  at the end of period                                   36,142          8,272          1,530            N/A
JNL/JPMorgan International Equity
Division(583)
  Accumulation unit value:
    Beginning of period                                $  12.17       $  10.30            N/A            N/A
    End of period                                      $  13.15       $  12.17            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,607            491            N/A            N/A
JNL/Alger Growth Division(455)
  Accumulation unit value:
    Beginning of period                                $  15.82       $  15.44        $ 14.74            N/A
    End of period                                      $  17.34       $  15.82        $ 15.44            N/A
  Accumulation units outstanding
  at the end of period                                    8,942          4,062             38            N/A
JNL/Eagle Core Equity Division(524)
  Accumulation unit value:
    Beginning of period                                $  15.74       $  15.48            N/A            N/A
    End of period                                      $  15.88       $  15.74            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    7,897         11,998            N/A            N/A
JNL/Eagle SmallCap Equity Division(455)
  Accumulation unit value:
    Beginning of period                                $  17.93       $  15.46        $ 15.43            N/A
    End of period                                      $  17.93       $  17.93        $ 15.46            N/A
  Accumulation units outstanding
  at the end of period                                   17,618            893             36            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(445)
  Accumulation unit value:
    Beginning of period                                $  11.74       $  10.98        $ 10.56            N/A
    End of period                                      $  12.19       $  11.74        $ 10.98            N/A
  Accumulation units outstanding
  at the end of period                                  429,201         92,410         31,803            N/A
JNL/S&P Managed Growth Division(429)
  Accumulation unit value:
    Beginning of period                                $  12.02       $  11.06        $ 10.50            N/A
    End of period                                      $  12.60       $  12.02        $ 11.06            N/A
  Accumulation units outstanding
  at the end of period                                  275,799        155,301         78,261            N/A
JNL/S&P Managed Aggressive Growth
Division(528)
  Accumulation unit value:
    Beginning of period                                $  11.81       $  11.09            N/A            N/A
    End of period                                      $  12.50       $  11.81            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  263,042        123,534            N/A            N/A
JNL/S&P Very Aggressive Growth
Division I(470)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.36        $ 10.00            N/A
    End of period                                           N/A       $  10.52        $ 10.36            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            240            N/A
JNL/S&P Equity Growth Division I(598)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.72            N/A            N/A
    End of period                                           N/A       $   9.79            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/S&P Equity Aggressive Growth
Division I(470)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.90        $  9.55            N/A
    End of period                                           N/A       $  10.04        $  9.90            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            252            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(435)
  Accumulation unit value:
    Beginning of period                                $  10.19       $   9.49        $  8.89            N/A
    End of period                                      $  10.38       $  10.19        $  9.49            N/A
  Accumulation units outstanding
  at the end of period                                  214,683        113,504          6,053            N/A
JNL/MCM S&P 400 MidCap Index Division(435)
  Accumulation unit value:
    Beginning of period                                $  12.47       $  11.03        $ 10.31            N/A
    End of period                                      $  13.62       $  12.47        $ 11.03            N/A
  Accumulation units outstanding
  at the end of period                                  117,573         73,820          3,231            N/A
JNL/Alliance Capital Growth Division(584)
  Accumulation unit value:
    Beginning of period                                $   9.24       $   8.62            N/A            N/A
    End of period                                      $   8.37       $   9.24            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            284            N/A            N/A
JNL/JPMorgan International Value
Division(537)
  Accumulation unit value:
    Beginning of period                                $   9.73       $   8.32            N/A            N/A
    End of period                                      $  11.26       $   9.73            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   45,876         29,549            N/A            N/A
JNL/PIMCO Total Return Bond Division(456)
  Accumulation unit value:
    Beginning of period                                $  12.99       $  12.75        $ 12.73            N/A
    End of period                                      $  12.97       $  12.99        $ 12.75            N/A
  Accumulation units outstanding
  at the end of period                                   51,157         10,757          1,335            N/A
JNL/MCM Small Cap Index Division(435)
  Accumulation unit value:
    Beginning of period                                $  12.78       $  11.15        $ 10.46            N/A
    End of period                                      $  12.99       $  12.78        $ 11.15            N/A
  Accumulation units outstanding
  at the end of period                                  108,867         62,366          2,564            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division(435)
  Accumulation unit value:
    Beginning of period                                $  13.18       $  11.30        $ 10.41            N/A
    End of period                                      $  14.57       $  13.18        $ 11.30            N/A
  Accumulation units outstanding
  at the end of period                                   96,646        142,110          2,565            N/A
JNL/Lazard Small Cap Value Division(429)
  Accumulation unit value:
    Beginning of period                                $  13.61       $  12.09        $ 11.13            N/A
    End of period                                      $  13.90       $  13.61        $ 12.09            N/A
  Accumulation units outstanding
  at the end of period                                   54,406         30,915          3,104            N/A
JNL/Lazard Mid Cap Value Division(521)
  Accumulation unit value:
    Beginning of period                                $  16.04       $  13.77            N/A            N/A
    End of period                                      $  17.03       $  16.04            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   60,212         36,237            N/A            N/A
JNL/MCM Bond Index Division(479)
  Accumulation unit value:
    Beginning of period                                $  10.77       $  10.65        $ 10.69            N/A
    End of period                                      $  10.70       $  10.77        $ 10.65            N/A
  Accumulation units outstanding
  at the end of period                                  107,099         72,574          1,060            N/A
JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division(674)
  Accumulation unit value:
    Beginning of period                                $  12.17       $  11.86            N/A            N/A
    End of period                                      $  12.07       $  12.17            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   65,170         15,842            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division(606)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.00            N/A            N/A
    End of period                                           N/A       $   9.90            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/S&P Core Index 75 Division(498)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.22            N/A            N/A
    End of period                                           N/A       $  10.08            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/MCM Dow(SM) 10 Division(410)
  Accumulation unit value:
    Beginning of period                                $   9.09       $   9.05        $  8.09            N/A
    End of period                                      $   8.36       $   9.09        $  9.05            N/A
  Accumulation units outstanding
  at the end of period                                  319,314        133,984         12,044            N/A
JNL/Putnam Midcap Growth Division(537)
  Accumulation unit value:
    Beginning of period                                $   7.21       $   6.30            N/A            N/A
    End of period                                      $   7.89       $   7.21            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,391          3,302            N/A            N/A
JNL/T. Rowe Price Value Division(455)
  Accumulation unit value:
    Beginning of period                                $  12.58       $  11.19        $ 10.46            N/A
    End of period                                      $  13.03       $  12.58        $ 11.19            N/A
  Accumulation units outstanding
  at the end of period                                   56,347         33,840            967            N/A
JNL/FMR Balanced Division(449)
  Accumulation unit value:
    Beginning of period                                $   9.70       $   9.09        $  8.82            N/A
    End of period                                      $  10.42       $   9.70        $  9.09            N/A
  Accumulation units outstanding
  at the end of period                                   32,699         25,631          3,592            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(524)
  Accumulation unit value:
    Beginning of period                                $  10.90       $   9.80            N/A            N/A
    End of period                                      $  12.10       $  10.90            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   57,269         35,849            N/A            N/A
JNL/Oppenheimer Growth Division(524)
  Accumulation unit value:
    Beginning of period                                $   7.89       $   7.92            N/A            N/A
    End of period                                      $   8.41       $   7.89            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    6,841          5,004            N/A            N/A
JNL/Select Value Division(455)
  Accumulation unit value:
    Beginning of period                                $  16.06       $  14.34        $ 13.47            N/A
    End of period                                      $  16.95       $  16.06        $ 14.34            N/A
  Accumulation units outstanding
  at the end of period                                    8,809          4,030             62            N/A
JNL/MCM Global 15 Division(410)
  Accumulation unit value:
    Beginning of period                                $  11.15       $   8.92        $  8.40            N/A
    End of period                                      $  11.99       $  11.15        $  8.92            N/A
  Accumulation units outstanding
  at the end of period                                  271,566        189,431         11,700            N/A
JNL/MCM 25 Division(410)
  Accumulation unit value:
    Beginning of period                                $  11.33       $   9.53        $  8.20            N/A
    End of period                                      $  10.73       $  11.33        $  9.53            N/A
  Accumulation units outstanding
  at the end of period                                  266,841        189,376         12,500            N/A
JNL/MCM Consumer Brands Sector
Division(559)
  Accumulation unit value:
    Beginning of period                                $  10.30       $   9.72            N/A            N/A
    End of period                                      $   9.81       $  10.30            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   18,370         12,013            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(410)
  Accumulation unit value:
    Beginning of period                                $  17.43       $  15.87        $ 14.27            N/A
    End of period                                      $  18.52       $  17.43        $ 15.87            N/A
  Accumulation units outstanding
  at the end of period                                  146,982         57,345          6,890            N/A
JNL/MCM Technology Sector Division(584)
  Accumulation unit value:
    Beginning of period                                $   5.42       $   5.06            N/A            N/A
    End of period                                      $   5.41       $   5.42            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   13,384          2,075            N/A            N/A
JNL/MCM Healthcare Sector Division(537)
  Accumulation unit value:
    Beginning of period                                $  10.20       $  10.11            N/A            N/A
    End of period                                      $  10.71       $  10.20            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   44,068         14,650            N/A            N/A
JNL/MCM Financial Sector Division(632)
  Accumulation unit value:
    Beginning of period                                $  11.47       $  10.28            N/A            N/A
    End of period                                      $  11.88       $  11.47            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   16,870          6,269            N/A            N/A
JNL/MCM Oil & Gas Sector Division(603)
  Accumulation unit value:
    Beginning of period                                $  16.46       $  14.17            N/A            N/A
    End of period                                      $  21.97       $  16.46            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  307,780         13,592            N/A            N/A
JNL/MCM Communications Sector
Division(626)
  Accumulation unit value:
    Beginning of period                                $   4.31       $   3.83            N/A            N/A
    End of period                                      $   4.24       $   4.31            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   31,712        260,553            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(410)
  Accumulation unit value:
    Beginning of period                                $   9.43       $   8.21        $  7.49            N/A
    End of period                                      $  12.63       $   9.43        $  8.21            N/A
  Accumulation units outstanding
  at the end of period                                  213,016        106,722         10,251            N/A
JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Small Cap Growth Division(455)
  Accumulation unit value:
    Beginning of period                                $  11.53       $  11.06        $ 10.87            N/A
    End of period                                      $  12.20       $  11.53        $ 11.06            N/A
  Accumulation units outstanding
  at the end of period                                   32,709         30,158             52            N/A
JNL/AIM Large Cap Growth Division(456)
  Accumulation unit value:
    Beginning of period                                $  10.82       $  10.08        $  9.70            N/A
    End of period                                      $  11.32       $  10.82        $ 10.08            N/A
  Accumulation units outstanding
  at the end of period                                   24,493         11,842            701            N/A
JNL/AIM Real Estate Division(838)
  Accumulation unit value:
    Beginning of period                                $  10.21            N/A            N/A            N/A
    End of period                                      $  11.51            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    8,830            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division(843)
  Accumulation unit value:
    Beginning of period                                $  10.45            N/A            N/A            N/A
    End of period                                      $  11.21            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,563            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(851)
  Accumulation unit value:
    Beginning of period                                $  10.61            N/A            N/A            N/A
    End of period                                      $  10.85            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,006            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division(679)
  Accumulation unit value:
    Beginning of period                                $  10.81       $   9.84            N/A            N/A
    End of period                                      $  10.44       $  10.81            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   20,518          2,586            N/A            N/A
JNL/MCM Value Line 25 Division(679)
  Accumulation unit value:
    Beginning of period                                $  11.40       $   9.77            N/A            N/A
    End of period                                      $  15.44       $  11.40            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  190,857         25,408            N/A            N/A
JNL/MCM JNL 5 Division(686)
  Accumulation unit value:
    Beginning of period                                $  10.88       $   9.72            N/A            N/A
    End of period                                      $  11.75       $  10.88            N/A            N/A
  Accumulation units outstanding
  at the end of period                                 1,026,085       216,547            N/A            N/A
JNL/MCM VIP Division(679)
  Accumulation unit value:
    Beginning of period                                $  11.05       $   9.88            N/A            N/A
    End of period                                      $  11.84       $  11.05            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   90,599            832            N/A            N/A
JNL/S&P Managed Moderate Division(683)
  Accumulation unit value:
    Beginning of period                                $  10.48       $   9.88            N/A            N/A
    End of period                                      $  10.73       $  10.48            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  114,604         48,274            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division(693)
  Accumulation unit value:
    Beginning of period                                $  10.29       $  10.01            N/A            N/A
    End of period                                      $  10.41       $  10.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  123,794         13,816            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.47%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(502)
  Accumulation unit value:
    Beginning of period                                $   7.84       $   7.48            N/A            N/A
    End of period                                      $   7.97       $   7.84            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   14,039         14,262            N/A            N/A
JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                $  18.59            N/A            N/A            N/A
    End of period                                      $  19.63            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      133            N/A            N/A            N/A
JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Balanced Division(540)
  Accumulation unit value:
    Beginning of period                                $  20.78       $  19.49            N/A            N/A
    End of period                                      $  21.34       $  20.78            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       57            313            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division(625)
  Accumulation unit value:
    Beginning of period                                $  18.21       $  16.03            N/A            N/A
    End of period                                      $  19.33       $  18.21            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --             --            N/A            N/A
JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Money Market Division
  Accumulation unit value:
    Beginning of period                                $  11.02            N/A            N/A            N/A
    End of period                                      $  11.06            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/PPM America High Yield Bond
Division(483)
  Accumulation unit value:
    Beginning of period                                     N/A       $  14.13        $ 14.11            N/A
    End of period                                           N/A       $  14.50        $ 14.13            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            913            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division(560)
  Accumulation unit value:
    Beginning of period                                $  14.06       $  13.78            N/A            N/A
    End of period                                      $  14.04       $  14.06            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,461          1,253            N/A            N/A
JNL/Salomon Brothers Strategic
Bond Division(689)
  Accumulation unit value:
    Beginning of period                                $  16.80       $  16.51            N/A            N/A
    End of period                                      $  16.82       $  16.80            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,390          2,083            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(483)
  Accumulation unit value:
    Beginning of period                                $  23.26       $  21.70        $ 21.42            N/A
    End of period                                      $  24.08       $  23.26        $ 21.70            N/A
  Accumulation units outstanding
  at the end of period                                    3,008          2,390            120            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division(483)
  Accumulation unit value:
    Beginning of period                                $  30.20       $  26.22        $ 26.06            N/A
    End of period                                      $  33.61       $  30.20        $ 26.22            N/A
  Accumulation units outstanding
  at the end of period                                      888            779             99            N/A
JNL/JPMorgan International Equity
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Alger Growth Division(689)
  Accumulation unit value:
    Beginning of period                                $  15.81       $  14.27            N/A            N/A
    End of period                                      $  17.33       $  15.81            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,192          1,048            N/A            N/A
JNL/Eagle Core Equity Division(689)
  Accumulation unit value:
    Beginning of period                                $  15.73       $  14.12            N/A            N/A
    End of period                                      $  15.86       $  15.73            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,309          2,900            N/A            N/A
JNL/Eagle SmallCap Equity Division(483)
  Accumulation unit value:
    Beginning of period                                $  17.91       $  15.45        $ 15.35            N/A
    End of period                                      $  17.92       $  17.91        $ 15.45            N/A
  Accumulation units outstanding
  at the end of period                                       --            154            168            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(540)
  Accumulation unit value:
    Beginning of period                                $  11.73       $  10.99            N/A            N/A
    End of period                                      $  12.18       $  11.73            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   65,301         45,906            N/A            N/A
JNL/S&P Managed Growth Division(512)
  Accumulation unit value:
    Beginning of period                                $  12.01       $  11.27            N/A            N/A
    End of period                                      $  12.59       $  12.01            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   18,625         17,535            N/A            N/A
JNL/S&P Managed Aggressive Growth
Division(674)
  Accumulation unit value:
    Beginning of period                                $  11.80       $  10.87            N/A            N/A
    End of period                                      $  12.49       $  11.80            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      651            601            N/A            N/A
JNL/S&P Very Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Growth Division I(618)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.64            N/A            N/A
    End of period                                           N/A       $   9.78            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/S&P Equity Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(689)
  Accumulation unit value:
    Beginning of period                                $  10.18       $   9.23            N/A            N/A
    End of period                                      $  10.37       $  10.18            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    9,717          3,952            N/A            N/A
JNL/MCM S&P 400 MidCap Index Division(703)
  Accumulation unit value:
    Beginning of period                                $  12.46       $  11.82            N/A            N/A
    End of period                                      $  13.62       $  12.46            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,897            693            N/A            N/A
JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Value
Division(625)
  Accumulation unit value:
    Beginning of period                                $   9.73       $   8.13            N/A            N/A
    End of period                                      $  11.25       $   9.73            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --             --            N/A            N/A
JNL/PIMCO Total Return Bond Division(483)
  Accumulation unit value:
    Beginning of period                                $  12.98       $  12.74        $ 12.77            N/A
    End of period                                      $  12.96       $  12.98        $ 12.74            N/A
  Accumulation units outstanding
  at the end of period                                    4,739          4,181            605            N/A
JNL/MCM Small Cap Index Division(703)
  Accumulation unit value:
    Beginning of period                                $  12.77       $  12.11            N/A            N/A
    End of period                                      $  12.99       $  12.77            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,894            888            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division(483)
  Accumulation unit value:
    Beginning of period                                $  13.18       $  11.30        $ 11.07            N/A
    End of period                                      $  14.57       $  13.18        $ 11.30            N/A
  Accumulation units outstanding
  at the end of period                                    4,035          1,829            233            N/A
JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Bond Index Division(689)
  Accumulation unit value:
    Beginning of period                                $  10.77       $  10.82            N/A            N/A
    End of period                                      $  10.70       $  10.77            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,242          2,082            N/A            N/A
JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division(674)
  Accumulation unit value:
    Beginning of period                                $  12.16       $  11.85            N/A            N/A
    End of period                                      $  12.06       $  12.16            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,264          3,019            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Dow(SM) 10 Division(483)
  Accumulation unit value:
    Beginning of period                                $   9.08       $   9.05        $  8.92            N/A
    End of period                                      $   8.36       $   9.08        $  9.05            N/A
  Accumulation units outstanding
  at the end of period                                    4,667          5,156          2,214            N/A
JNL/Putnam Midcap Growth Division(483)
  Accumulation unit value:
    Beginning of period                                $   7.21       $   6.23        $  6.17            N/A
    End of period                                      $   7.89       $   7.21        $  6.23            N/A
  Accumulation units outstanding
  at the end of period                                      276            377            418            N/A
JNL/T. Rowe Price Value Division(483)
  Accumulation unit value:
    Beginning of period                                $  12.58       $  11.19        $ 11.02            N/A
    End of period                                      $  13.02       $  12.58        $ 11.19            N/A
  Accumulation units outstanding
  at the end of period                                    3,783          4,243            234            N/A
JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(689)
  Accumulation unit value:
    Beginning of period                                $  10.90       $   9.55            N/A            N/A
    End of period                                      $  12.10       $  10.90            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      889            782            N/A            N/A
JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Value Division(483)
  Accumulation unit value:
    Beginning of period                                $  16.05       $  14.34        $ 14.14            N/A
    End of period                                      $  16.94       $  16.05        $ 14.34            N/A
  Accumulation units outstanding
  at the end of period                                    1,461          1,285            364            N/A
JNL/MCM Global 15 Division(483)
  Accumulation unit value:
    Beginning of period                                $  11.14       $   8.91        $  8.78            N/A
    End of period                                      $  11.98       $  11.14        $  8.91            N/A
  Accumulation units outstanding
  at the end of period                                    3,909          4,950          2,400            N/A
JNL/MCM 25 Division(483)
  Accumulation unit value:
    Beginning of period                                $  11.33       $   9.52        $  9.53            N/A
    End of period                                      $  10.73       $  11.33        $  9.52            N/A
  Accumulation units outstanding
  at the end of period                                    3,919          4,406          1,821            N/A
JNL/MCM Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(483)
  Accumulation unit value:
    Beginning of period                                $  17.42       $  15.86        $ 16.10            N/A
    End of period                                      $  18.51       $  17.42        $ 15.86            N/A
  Accumulation units outstanding
  at the end of period                                    2,525          2,683            995            N/A
JNL/MCM Technology Sector Division(625)
  Accumulation unit value:
    Beginning of period                                $   5.41       $   4.78            N/A            N/A
    End of period                                      $   5.41       $   5.41            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --             --            N/A            N/A
JNL/MCM Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                $  10.08            N/A            N/A            N/A
    End of period                                      $  10.70            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      245            N/A            N/A            N/A
JNL/MCM Financial Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Oil & Gas Sector Division
  Accumulation unit value:
    Beginning of period                                $  21.23            N/A            N/A            N/A
    End of period                                      $  21.95            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      951            N/A            N/A            N/A
JNL/MCM Communications Sector
Division(625)
  Accumulation unit value:
    Beginning of period                                $   4.30       $   3.80            N/A            N/A
    End of period                                      $   4.24       $   4.30            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --             --            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P(R) 10 Division(483)
  Accumulation unit value:
    Beginning of period                                $   9.42       $   8.21        $  8.17            N/A
    End of period                                      $  12.62       $   9.42        $  8.21            N/A
  Accumulation units outstanding
  at the end of period                                    3,813          4,914          2,064            N/A
JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Small Cap Growth Division(483)
  Accumulation unit value:
    Beginning of period                                $  11.53       $  11.06        $ 10.97            N/A
    End of period                                      $  12.20       $  11.53        $ 11.06            N/A
  Accumulation units outstanding
  at the end of period                                      968            613            235            N/A
JNL/AIM Large Cap Growth Division(560)
  Accumulation unit value:
    Beginning of period                                $  10.81       $  10.42            N/A            N/A
    End of period                                      $  11.31       $  10.81            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,711          2,554            N/A            N/A
JNL/AIM Real Estate Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Value Line 25 Division
  Accumulation unit value:
    Beginning of period                                $  13.90            N/A            N/A            N/A
    End of period                                      $  15.44            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       46            N/A            N/A            N/A
JNL/MCM JNL 5 Division
  Accumulation unit value:
    Beginning of period                                $  10.88            N/A            N/A            N/A
    End of period                                      $  11.75            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/MCM VIP Division
  Accumulation unit value:
    Beginning of period                                $  11.45            N/A            N/A            N/A
    End of period                                      $  11.84            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,468            N/A            N/A            N/A
JNL/S&P Managed Moderate Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.48%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Balanced Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Money Market Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/PPM America High Yield Bond
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division(913)
  Accumulation unit value:
    Beginning of period                                $  14.13            N/A            N/A            N/A
    End of period                                      $  14.02            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      107            N/A            N/A            N/A
JNL/Salomon Brothers Strategic
Bond Division(913)
  Accumulation unit value:
    Beginning of period                                $  16.88            N/A            N/A            N/A
    End of period                                      $  16.81            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       89            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Equity
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Managed Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Managed Aggressive Growth
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Very Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(913)
  Accumulation unit value:
    Beginning of period                               $10.23          N/A             N/A           N/A
    End of period                                     $10.37          N/A             N/A           N/A
  Accumulation units outstanding
  at the end of period                                    59          N/A             N/A           N/A
JNL/MCM S&P 400 MidCap Index Division(913)
  Accumulation unit value:
    Beginning of period                               $13.21          N/A             N/A           N/A
    End of period                                     $13.61          N/A             N/A           N/A
  Accumulation units outstanding
  at the end of period                                    46          N/A             N/A           N/A
JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                  N/A          N/A             N/A           N/A
    End of period                                        N/A          N/A             N/A           N/A
  Accumulation units outstanding
  at the end of period                                   N/A          N/A             N/A           N/A
JNL/JPMorgan International Value
Division
  Accumulation unit value:
    Beginning of period                                  N/A          N/A             N/A           N/A
    End of period                                        N/A          N/A             N/A           N/A
  Accumulation units outstanding
  at the end of period                                   N/A          N/A             N/A           N/A
JNL/PIMCO Total Return Bond Division(913)
  Accumulation unit value:
    Beginning of period                               $13.10          N/A             N/A           N/A
    End of period                                     $12.95          N/A             N/A           N/A
  Accumulation units outstanding
  at the end of period                                   115          N/A             N/A           N/A
JNL/MCM Small Cap Index Division(913)
  Accumulation unit value:
    Beginning of period                               $12.89          N/A             N/A           N/A
    End of period                                     $12.98          N/A             N/A           N/A
  Accumulation units outstanding
  at the end of period                                    47          N/A             N/A           N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division(913)
  Accumulation unit value:
    Beginning of period                                $13.86              N/A            N/A            N/A
    End of period                                      $14.56              N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     44              N/A            N/A            N/A
JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                   N/A              N/A            N/A            N/A
    End of period                                         N/A              N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A            N/A            N/A
JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                   N/A              N/A            N/A            N/A
    End of period                                         N/A              N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A            N/A            N/A
JNL/MCM Bond Index Division(913)
  Accumulation unit value:
    Beginning of period                                $10.78              N/A            N/A            N/A
    End of period                                      $10.70              N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     70              N/A            N/A            N/A
JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                   N/A              N/A            N/A            N/A
    End of period                                         N/A              N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division(913)
  Accumulation unit value:
    Beginning of period                                $12.16              N/A            N/A            N/A
    End of period                                      $12.05              N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                     62              N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Dow(SM) 10 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Global 15 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM 25 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Technology Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Healthcare Sector Division(913)
  Accumulation unit value:
    Beginning of period                                $  10.75            N/A            N/A            N/A
    End of period                                      $  10.69            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       28            N/A            N/A            N/A
JNL/MCM Financial Sector Division(913)
  Accumulation unit value:
    Beginning of period                                $  11.17            N/A            N/A            N/A
    End of period                                      $  11.86            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       41            N/A            N/A            N/A
JNL/MCM Oil & Gas Sector Division(913)
  Accumulation unit value:
    Beginning of period                                $  22.72            N/A            N/A            N/A
    End of period                                      $  21.93            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       20            N/A            N/A            N/A
JNL/MCM Communications Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Real Estate Division(913)
  Accumulation unit value:
    Beginning of period                                $  11.19            N/A            N/A            N/A
    End of period                                      $  11.51            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       40            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Value Line 25 Division(913)
  Accumulation unit value:
    Beginning of period                                $  13.48            N/A            N/A            N/A
    End of period                                      $  15.44            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       34            N/A            N/A            N/A
JNL/MCM JNL 5 Division(913)
  Accumulation unit value:
    Beginning of period                                $  11.53            N/A            N/A            N/A
    End of period                                      $  11.75            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      262            N/A            N/A            N/A
JNL/MCM VIP Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Managed Moderate Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.495%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                $  16.74            N/A            N/A            N/A
    End of period                                      $  19.58            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      478            N/A            N/A            N/A
JNL/Select Large Cap Growth Division(734)
  Accumulation unit value:
    Beginning of period                                $  23.50       $  23.55            N/A            N/A
    End of period                                      $  23.99       $  23.50            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      536            652            N/A            N/A
JNL/Select Global Growth Division(597)
  Accumulation unit value:
    Beginning of period                                $  20.88       $  19.07            N/A            N/A
    End of period                                      $  20.76       $  20.88            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,136             78            N/A            N/A
JNL/Select Balanced Division
  Accumulation unit value:
    Beginning of period                                $  21.00            N/A            N/A            N/A
    End of period                                      $  21.28            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      260            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                $  18.51            N/A            N/A            N/A
    End of period                                      $  19.27            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      295            N/A            N/A            N/A
JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Money Market Division(605)
  Accumulation unit value:
    Beginning of period                                $  11.01       $  11.09            N/A            N/A
    End of period                                      $  11.03       $  11.01            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    9,251             --            N/A            N/A
JNL/PPM America High Yield Bond
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division
  Accumulation unit value:
    Beginning of period                                $  14.22            N/A            N/A            N/A
    End of period                                      $  14.00            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      230            N/A            N/A            N/A
JNL/Salomon Brothers Strategic
Bond Division(552)
  Accumulation unit value:
    Beginning of period                                $  16.76       $  16.14            N/A            N/A
    End of period                                      $  16.78       $  16.76            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      234             --            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(552)
  Accumulation unit value:
    Beginning of period                                $  23.21       $  22.33            N/A            N/A
    End of period                                      $  24.01       $  23.21            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,361          1,854            N/A            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division(552)
  Accumulation unit value:
    Beginning of period                                $  30.12       $  27.48            N/A            N/A
    End of period                                      $  33.52       $  30.12            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,249          1,289            N/A            N/A
JNL/JPMorgan International Equity
Division(311)
  Accumulation unit value:
    Beginning of period                                $  12.13       $  10.69        $  8.32            N/A
    End of period                                      $  13.10       $  12.13        $ 10.69            N/A
  Accumulation units outstanding
  at the end of period                                      232             --          1,766            N/A
JNL/Alger Growth Division(710)
  Accumulation unit value:
    Beginning of period                                $  15.78       $  15.11            N/A            N/A
    End of period                                      $  17.28       $  15.78            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      933            675            N/A            N/A
JNL/Eagle Core Equity Division(597)
  Accumulation unit value:
    Beginning of period                                $  15.69       $  14.89            N/A            N/A
    End of period                                      $  15.82       $  15.69            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       44            100            N/A            N/A
JNL/Eagle SmallCap Equity Division(311)
  Accumulation unit value:
    Beginning of period                                $  17.87       $  15.43        $ 11.00            N/A
    End of period                                      $  17.87       $  17.87        $ 15.43            N/A
  Accumulation units outstanding
  at the end of period                                    3,109          2,526          1,170            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(487)
  Accumulation unit value:
    Beginning of period                                $  11.71       $  10.94            N/A            N/A
    End of period                                      $  12.15       $  11.71            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   28,695          4,577            N/A            N/A
JNL/S&P Managed Growth Division(668)
  Accumulation unit value:
    Beginning of period                                $  11.99       $  10.97            N/A            N/A
    End of period                                      $  12.57       $  11.99            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,016          1,537            N/A            N/A
JNL/S&P Managed Aggressive Growth
Division(674)
  Accumulation unit value:
    Beginning of period                                $  11.78       $  10.85            N/A            N/A
    End of period                                      $  12.46       $  11.78            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      120          1,446            N/A            N/A
JNL/S&P Very Aggressive Growth
Division I(610)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.57            N/A            N/A
    End of period                                           N/A       $  10.50            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/S&P Equity Growth Division I(597)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.82            N/A            N/A
    End of period                                           N/A       $   9.77            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/S&P Equity Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(311)
  Accumulation unit value:
    Beginning of period                                $  10.18       $   9.48        $  7.69            N/A
    End of period                                      $  10.36       $  10.18        $  9.48            N/A
  Accumulation units outstanding
  at the end of period                                    5,552          5,149          1,976            N/A
JNL/MCM S&P 400 MidCap Index Division(311)
  Accumulation unit value:
    Beginning of period                                $  12.45       $  11.03        $  8.21            N/A
    End of period                                      $  13.60       $  12.45        $ 11.03            N/A
  Accumulation units outstanding
  at the end of period                                    4,103          4,099          1,704            N/A
JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Value
Division(311)
  Accumulation unit value:
    Beginning of period                                $   9.71       $   8.13        $  5.85            N/A
    End of period                                      $  11.23       $   9.71        $  8.13            N/A
  Accumulation units outstanding
  at the end of period                                    5,531          8,486          2,363            N/A
JNL/PIMCO Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                $  13.04            N/A            N/A            N/A
    End of period                                      $  12.93            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,512            N/A            N/A            N/A
JNL/MCM Small Cap Index Division(610)
  Accumulation unit value:
    Beginning of period                                $  12.76       $  11.52            N/A            N/A
    End of period                                      $  12.97       $  12.76            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,449          3,538            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division(627)
  Accumulation unit value:
    Beginning of period                                $  13.17       $  11.12            N/A            N/A
    End of period                                      $  14.55       $  13.17            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,140          3,490            N/A            N/A
JNL/Lazard Small Cap Value Division(620)
  Accumulation unit value:
    Beginning of period                                $  13.58       $  12.06            N/A            N/A
    End of period                                      $  13.86       $  13.58            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,227          5,137            N/A            N/A
JNL/Lazard Mid Cap Value Division(311)
  Accumulation unit value:
    Beginning of period                                $  16.00       $  13.15        $ 10.29            N/A
    End of period                                      $  16.98       $  16.00        $ 13.15            N/A
  Accumulation units outstanding
  at the end of period                                    3,486            667          1,413            N/A
JNL/MCM Bond Index Division(627)
  Accumulation unit value:
    Beginning of period                                $  10.76       $  10.51            N/A            N/A
    End of period                                      $  10.69       $  10.76            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,012          3,801            N/A            N/A
JNL/S&P Core Index 100 Division(610)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.14            N/A            N/A
    End of period                                           N/A       $  10.17            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division
  Accumulation unit value:
    Beginning of period                                $  11.89            N/A            N/A            N/A
    End of period                                      $  12.03            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      162            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Dow(SM) 10 Division(610)
  Accumulation unit value:
    Beginning of period                                $   9.07       $   8.55            N/A            N/A
    End of period                                      $   8.34       $   9.07            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   26,342          4,911            N/A            N/A
JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/T. Rowe Price Value Division(311)
  Accumulation unit value:
    Beginning of period                                $  12.56       $  11.18        $  8.58            N/A
    End of period                                      $  13.01       $  12.56        $ 11.18            N/A
  Accumulation units outstanding
  at the end of period                                    1,539          3,578          1,704            N/A
JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                $   9.44            N/A            N/A            N/A
    End of period                                      $  10.40            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,038            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(552)
  Accumulation unit value:
    Beginning of period                                $  10.89       $  10.04            N/A            N/A
    End of period                                      $  12.08       $  10.89            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    6,801          4,304            N/A            N/A
JNL/Oppenheimer Growth Division(311)
  Accumulation unit value:
    Beginning of period                                $   7.88       $   7.75        $  6.92            N/A
    End of period                                      $   8.39       $   7.88        $  7.75            N/A
  Accumulation units outstanding
  at the end of period                                      121            121          2,277            N/A
JNL/Select Value Division(620)
  Accumulation unit value:
    Beginning of period                                $  16.04       $  14.50            N/A            N/A
    End of period                                      $  16.93       $  16.04            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,588             --            N/A            N/A
JNL/MCM Global 15 Division(610)
  Accumulation unit value:
    Beginning of period                                $  11.13       $   9.31            N/A            N/A
    End of period                                      $  11.96       $  11.13            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   20,556          8,175            N/A            N/A
JNL/MCM 25 Division(311)
  Accumulation unit value:
    Beginning of period                                $  11.31       $   9.51        $  6.90            N/A
    End of period                                      $  10.71       $  11.31        $  9.51            N/A
  Accumulation units outstanding
  at the end of period                                   20,383          3,594          2,089            N/A
JNL/MCM Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(610)
  Accumulation unit value:
    Beginning of period                                $  17.40       $  15.48            N/A            N/A
    End of period                                      $  18.48       $  17.40            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   12,880          2,714            N/A            N/A
JNL/MCM Technology Sector Division
  Accumulation unit value:
    Beginning of period                                $   5.40            N/A            N/A            N/A
    End of period                                      $   5.40            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      468            N/A            N/A            N/A
JNL/MCM Healthcare Sector Division(552)
  Accumulation unit value:
    Beginning of period                                $  10.18       $  10.35            N/A            N/A
    End of period                                      $  10.68       $  10.18            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,188          2,511            N/A            N/A
JNL/MCM Financial Sector Division(552)
  Accumulation unit value:
    Beginning of period                                $  11.45       $  10.80            N/A            N/A
    End of period                                      $  11.85       $  11.45            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,172          2,370            N/A            N/A
JNL/MCM Oil & Gas Sector Division(552)
  Accumulation unit value:
    Beginning of period                                $  16.43       $  13.30            N/A            N/A
    End of period                                      $  21.92       $  16.43            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   21,894          4,792            N/A            N/A
JNL/MCM Communications Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(610)
  Accumulation unit value:
    Beginning of period                                $   9.41       $   8.18            N/A            N/A
    End of period                                      $  12.60       $   9.41            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   19,513          4,897            N/A            N/A
JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Large Cap Growth Division(311)
  Accumulation unit value:
    Beginning of period                                $  10.80       $  10.07        $  8.26            N/A
    End of period                                      $  11.30       $  10.80        $ 10.07            N/A
  Accumulation units outstanding
  at the end of period                                       62            143          1,816            N/A
JNL/AIM Real Estate Division(854)
  Accumulation unit value:
    Beginning of period                                $  10.73            N/A            N/A            N/A
    End of period                                      $  11.51            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      855            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division(831)
  Accumulation unit value:
    Beginning of period                                $  10.12            N/A            N/A            N/A
    End of period                                      $  11.20            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      535            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(831)
  Accumulation unit value:
    Beginning of period                                $   9.99            N/A            N/A            N/A
    End of period                                      $  10.85            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      365            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division
  Accumulation unit value:
    Beginning of period                                $   9.80            N/A            N/A            N/A
    End of period                                      $  10.43            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      267            N/A            N/A            N/A
JNL/MCM Value Line 25 Division
  Accumulation unit value:
    Beginning of period                                $  12.37            N/A            N/A            N/A
    End of period                                      $  15.44            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    9,394            N/A            N/A            N/A
JNL/MCM JNL 5 Division
  Accumulation unit value:
    Beginning of period                                $  10.43            N/A            N/A            N/A
    End of period                                      $  11.74            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   39,511            N/A            N/A            N/A
JNL/MCM VIP Division
  Accumulation unit value:
    Beginning of period                                $  10.51            N/A            N/A            N/A
    End of period                                      $  11.83            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,034            N/A            N/A            N/A
JNL/S&P Managed Moderate Division
  Accumulation unit value:
    Beginning of period                                $  10.28            N/A            N/A            N/A
    End of period                                      $  10.73            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   31,622            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division
  Accumulation unit value:
    Beginning of period                                $  10.14            N/A            N/A            N/A
    End of period                                      $  10.41            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   27,370            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.50%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(461)
  Accumulation unit value:
    Beginning of period                                $   7.82       $   7.21        $  6.81            N/A
    End of period                                      $   7.96       $   7.82        $  7.21            N/A
  Accumulation units outstanding
  at the end of period                                    2,181          2,131          2,203            N/A
JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                $  18.30            N/A            N/A            N/A
    End of period                                      $  19.56            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      646            N/A            N/A            N/A
JNL/Select Large Cap Growth Division(644)
  Accumulation unit value:
    Beginning of period                                $  23.49       $  20.43            N/A            N/A
    End of period                                      $  23.98       $  23.49            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            138            N/A            N/A
JNL/Select Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Balanced Division(583)
  Accumulation unit value:
    Beginning of period                                $  20.71       $  18.86            N/A            N/A
    End of period                                      $  21.27       $  20.71            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,761            242            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                $  17.85            N/A            N/A            N/A
    End of period                                      $  19.26            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,785            N/A            N/A            N/A
JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                $  17.43            N/A            N/A            N/A
    End of period                                      $  18.25            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       97            N/A            N/A            N/A
JNL/Select Money Market Division(583)
  Accumulation unit value:
    Beginning of period                                $  11.00       $  11.11            N/A            N/A
    End of period                                      $  11.02       $  11.00            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   13,536          2,053            N/A            N/A
JNL/PPM America High Yield Bond
Division(462)
  Accumulation unit value:
    Beginning of period                                     N/A       $  14.10        $ 13.82            N/A
    End of period                                           N/A       $  14.46        $ 14.10            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --          1,674            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division(466)
  Accumulation unit value:
    Beginning of period                                $  14.02       $  13.84        $ 13.74            N/A
    End of period                                      $  13.99       $  14.02        $ 13.84            N/A
  Accumulation units outstanding
  at the end of period                                    3,444          1,982          1,462            N/A
JNL/Salomon Brothers Strategic
Bond Division(462)
  Accumulation unit value:
    Beginning of period                                $  16.76       $  16.07        $ 15.88            N/A
    End of period                                      $  16.77       $  16.76        $ 16.07            N/A
  Accumulation units outstanding
  at the end of period                                    2,980          2,726          1,455            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(462)
  Accumulation unit value:
    Beginning of period                                $  23.19       $  21.64        $ 20.49            N/A
    End of period                                      $  24.00       $  23.19        $ 21.64            N/A
  Accumulation units outstanding
  at the end of period                                    5,227          1,135            897            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division(462)
  Accumulation unit value:
    Beginning of period                                $  30.11       $  26.16        $ 25.47            N/A
    End of period                                      $  33.51       $  30.11        $ 26.16            N/A
  Accumulation units outstanding
  at the end of period                                    2,223            729            567            N/A
JNL/JPMorgan International Equity
Division(462)
  Accumulation unit value:
    Beginning of period                                $  12.13       $  10.69        $  9.87            N/A
    End of period                                      $  13.09       $  12.13        $ 10.69            N/A
  Accumulation units outstanding
  at the end of period                                    4,263          3,440          3,403            N/A
JNL/Alger Growth Division(541)
  Accumulation unit value:
    Beginning of period                                $  15.77       $  15.00            N/A            N/A
    End of period                                      $  17.27       $  15.77            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      812             86            N/A            N/A
JNL/Eagle Core Equity Division(461)
  Accumulation unit value:
    Beginning of period                                $  15.69       $  15.13        $ 14.38            N/A
    End of period                                      $  15.82       $  15.69        $ 15.13            N/A
  Accumulation units outstanding
  at the end of period                                    3,208          3,120          2,695            N/A
JNL/Eagle SmallCap Equity Division(541)
  Accumulation unit value:
    Beginning of period                                $  17.87       $  15.52            N/A            N/A
    End of period                                      $  17.86       $  17.87            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      298            164            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(417)
  Accumulation unit value:
    Beginning of period                                $  11.71       $  10.95        $ 10.32            N/A
    End of period                                      $  12.15       $  11.71        $ 10.95            N/A
  Accumulation units outstanding
  at the end of period                                   77,636         13,314          5,459            N/A
JNL/S&P Managed Growth Division(448)
  Accumulation unit value:
    Beginning of period                                $  11.99       $  11.03        $ 10.58            N/A
    End of period                                      $  12.56       $  11.99        $ 11.03            N/A
  Accumulation units outstanding
  at the end of period                                   42,745         20,790         10,161            N/A
JNL/S&P Managed Aggressive Growth
Division(475)
  Accumulation unit value:
    Beginning of period                                $  11.77       $  10.72        $ 10.37            N/A
    End of period                                      $  12.46       $  11.77        $ 10.72            N/A
  Accumulation units outstanding
  at the end of period                                   19,919         19,920          2,553            N/A
JNL/S&P Very Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Growth Division I(417)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.66        $  8.80            N/A
    End of period                                           N/A       $   9.76        $  9.66            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            363            N/A
JNL/S&P Equity Aggressive Growth
Division I(585)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.73            N/A            N/A
    End of period                                           N/A       $  10.01            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(545)
  Accumulation unit value:
    Beginning of period                                $  10.17       $   9.40            N/A            N/A
    End of period                                      $  10.36       $  10.17            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   20,922          4,757            N/A            N/A
JNL/MCM S&P 400 MidCap Index Division(545)
  Accumulation unit value:
    Beginning of period                                $  12.45       $  11.23            N/A            N/A
    End of period                                      $  13.60       $  12.45            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,630            791            N/A            N/A
JNL/Alliance Capital Growth Division(461)
  Accumulation unit value:
    Beginning of period                                $   9.21       $   8.88        $  8.61            N/A
    End of period                                      $   8.35       $   9.21        $  8.88            N/A
  Accumulation units outstanding
  at the end of period                                       --          2,580          2,323            N/A
JNL/JPMorgan International Value
Division(489)
  Accumulation unit value:
    Beginning of period                                $   9.71       $   8.36            N/A            N/A
    End of period                                      $  11.23       $   9.71            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    5,839          2,654            N/A            N/A
JNL/PIMCO Total Return Bond Division(462)
  Accumulation unit value:
    Beginning of period                                $  12.96       $  12.72        $ 12.68            N/A
    End of period                                      $  12.93       $  12.96        $ 12.72            N/A
  Accumulation units outstanding
  at the end of period                                    9,801          4,929          1,821            N/A
JNL/MCM Small Cap Index Division(545)
  Accumulation unit value:
    Beginning of period                                $  12.76       $  11.41            N/A            N/A
    End of period                                      $  12.97       $  12.76            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,665          1,503            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division(541)
  Accumulation unit value:
    Beginning of period                                $  13.16       $  11.34            N/A            N/A
    End of period                                      $  14.55       $  13.16            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,524            721            N/A            N/A
JNL/Lazard Small Cap Value Division(417)
  Accumulation unit value:
    Beginning of period                                $  13.57       $  12.06        $ 10.91            N/A
    End of period                                      $  13.86       $  13.57        $ 12.06            N/A
  Accumulation units outstanding
  at the end of period                                    4,846          3,479          1,998            N/A
JNL/Lazard Mid Cap Value Division(462)
  Accumulation unit value:
    Beginning of period                                $  15.99       $  13.15        $ 12.72            N/A
    End of period                                      $  16.97       $  15.99        $ 13.15            N/A
  Accumulation units outstanding
  at the end of period                                    6,230          3,814          1,144            N/A
JNL/MCM Bond Index Division(581)
  Accumulation unit value:
    Beginning of period                                $  10.76       $  10.42            N/A            N/A
    End of period                                      $  10.69       $  10.76            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,487            189            N/A            N/A
JNL/S&P Core Index 100 Division(583)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.83            N/A            N/A
    End of period                                           N/A       $  10.17            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division(674)
  Accumulation unit value:
    Beginning of period                                $  12.14       $  11.83            N/A            N/A
    End of period                                      $  12.04       $  12.14            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    6,423          2,201            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Dow(SM) 10 Division(417)
  Accumulation unit value:
    Beginning of period                                $   9.07       $   9.04        $  7.99            N/A
    End of period                                      $   8.34       $   9.07        $  9.04            N/A
  Accumulation units outstanding
  at the end of period                                   28,407         31,075          8,565            N/A
JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                $   6.93            N/A            N/A            N/A
    End of period                                      $   7.87            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      544            N/A            N/A            N/A
JNL/T. Rowe Price Value Division(462)
  Accumulation unit value:
    Beginning of period                                $  12.56       $  11.17        $ 10.45            N/A
    End of period                                      $  13.00       $  12.56        $ 11.17            N/A
  Accumulation units outstanding
  at the end of period                                    3,250          3,300          1,771            N/A
JNL/FMR Balanced Division(541)
  Accumulation unit value:
    Beginning of period                                $   9.69       $   9.05            N/A            N/A
    End of period                                      $  10.40       $   9.69            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      310            147            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(461)
  Accumulation unit value:
    Beginning of period                                $  10.89       $   9.47        $  8.79            N/A
    End of period                                      $  12.08       $  10.89        $  9.47            N/A
  Accumulation units outstanding
  at the end of period                                    6,695          2,380          1,707            N/A
JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Value Division(599)
  Accumulation unit value:
    Beginning of period                                $  16.04       $  14.70            N/A            N/A
    End of period                                      $  16.92       $  16.04            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --             --            N/A            N/A
JNL/MCM Global 15 Division(417)
  Accumulation unit value:
    Beginning of period                                $  11.12       $   8.90        $  8.49            N/A
    End of period                                      $  11.95       $  11.12        $  8.90            N/A
  Accumulation units outstanding
  at the end of period                                   28,234         21,014          8,263            N/A
JNL/MCM 25 Division(455)
  Accumulation unit value:
    Beginning of period                                $  11.31       $   9.51        $  8.57            N/A
    End of period                                      $  10.70       $  11.31        $  9.51            N/A
  Accumulation units outstanding
  at the end of period                                   22,098         19,149          7,760            N/A
JNL/MCM Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                $   9.83            N/A            N/A            N/A
    End of period                                      $   9.78            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(417)
  Accumulation unit value:
    Beginning of period                                $  17.39       $  15.84        $ 14.25            N/A
    End of period                                      $  18.48       $  17.39        $ 15.84            N/A
  Accumulation units outstanding
  at the end of period                                   14,308         10,521          4,506            N/A
JNL/MCM Technology Sector Division(541)
  Accumulation unit value:
    Beginning of period                                $   5.40       $   5.08            N/A            N/A
    End of period                                      $   5.40       $   5.40            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      942            593            N/A            N/A
JNL/MCM Healthcare Sector Division(541)
  Accumulation unit value:
    Beginning of period                                $  10.17       $   9.83            N/A            N/A
    End of period                                      $  10.68       $  10.17            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      298            247            N/A            N/A
JNL/MCM Financial Sector Division(541)
  Accumulation unit value:
    Beginning of period                                $  11.45       $  10.62            N/A            N/A
    End of period                                      $  11.85       $  11.45            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      767            124            N/A            N/A
JNL/MCM Oil & Gas Sector Division(600)
  Accumulation unit value:
    Beginning of period                                $  16.42       $  14.04            N/A            N/A
    End of period                                      $  21.91       $  16.42            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   11,770            798            N/A            N/A
JNL/MCM Communications Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P(R) 10 Division(455)
  Accumulation unit value:
    Beginning of period                                $   9.41       $   8.20        $  7.61            N/A
    End of period                                      $  12.59       $   9.41        $  8.20            N/A
  Accumulation units outstanding
  at the end of period                                   36,400         26,212          8,890            N/A
JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Small Cap Growth Division(461)
  Accumulation unit value:
    Beginning of period                                $  11.52       $  11.05        $ 10.92            N/A
    End of period                                      $  12.18       $  11.52        $ 11.05            N/A
  Accumulation units outstanding
  at the end of period                                    3,434          2,501          1,983            N/A
JNL/AIM Large Cap Growth Division(461)
  Accumulation unit value:
    Beginning of period                                $  10.80       $  10.07        $  9.89            N/A
    End of period                                      $  11.30       $  10.80        $ 10.07            N/A
  Accumulation units outstanding
  at the end of period                                    1,311          1,161          1,011            N/A
JNL/AIM Real Estate Division(841)
  Accumulation unit value:
    Beginning of period                                $  10.44            N/A            N/A            N/A
    End of period                                      $  11.51            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,150            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division(842)
  Accumulation unit value:
    Beginning of period                                $  10.46            N/A            N/A            N/A
    End of period                                      $  11.20            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      918            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division
  Accumulation unit value:
    Beginning of period                                $   9.24            N/A            N/A            N/A
    End of period                                      $  10.43            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      504            N/A            N/A            N/A
JNL/MCM Value Line 25 Division
  Accumulation unit value:
    Beginning of period                                $  11.95            N/A            N/A            N/A
    End of period                                      $  15.43            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   16,734            N/A            N/A            N/A
JNL/MCM JNL 5 Division
  Accumulation unit value:
    Beginning of period                                $  10.61            N/A            N/A            N/A
    End of period                                      $  11.74            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  119,929            N/A            N/A            N/A
JNL/MCM VIP Division
  Accumulation unit value:
    Beginning of period                                $  10.45            N/A            N/A            N/A
    End of period                                      $  11.83            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   14,797            N/A            N/A            N/A
JNL/S&P Managed Moderate Division
  Accumulation unit value:
    Beginning of period                                $  10.41            N/A            N/A            N/A
    End of period                                      $  10.73            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   68,443            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division
  Accumulation unit value:
    Beginning of period                                $  10.25            N/A            N/A            N/A
    End of period                                      $  10.41            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   11,704            N/A            N/A            N/A

Accumulation Unit Values
Contract with Endorsements - 2.505%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Balanced Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Money Market Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/PPM America High Yield Bond
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers Strategic
Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Equity
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Managed Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Managed Aggressive Growth
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Very Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM S&P 400 MidCap Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Value
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/PIMCO Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Bond Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Dow(SM) 10 Division(686)
  Accumulation unit value:
    Beginning of period                                $   9.06       $   8.26            N/A            N/A
    End of period                                      $   8.34       $   9.06            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,462          1,637            N/A            N/A
JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Global 15 Division(686)
  Accumulation unit value:
    Beginning of period                                $  11.12       $   9.97            N/A            N/A
    End of period                                      $  11.95       $  11.12            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,211          1,356            N/A            N/A
JNL/MCM 25 Division(686)
  Accumulation unit value:
    Beginning of period                                $  11.30       $  10.21            N/A            N/A
    End of period                                      $  10.70       $  11.30            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,182          1,324            N/A            N/A
JNL/MCM Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(686)
  Accumulation unit value:
    Beginning of period                                $  17.39       $  14.77            N/A            N/A
    End of period                                      $  18.47       $  17.39            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      818            916            N/A            N/A
JNL/MCM Technology Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Financial Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Oil & Gas Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Communications Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P(R) 10 Division(686)
  Accumulation unit value:
    Beginning of period                                $   9.40       $   8.37            N/A            N/A
    End of period                                      $  12.59       $   9.40            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,442          1,615            N/A            N/A
JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Real Estate Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Value Line 25 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM JNL 5 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM VIP Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Managed Moderate Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.51%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(436)
  Accumulation unit value:
    Beginning of period                                $   7.82       $   7.21        $  6.70            N/A
    End of period                                      $   7.95       $   7.82        $  7.21            N/A
  Accumulation units outstanding
  at the end of period                                   19,568          7,750            777            N/A
JNL/FMR Capital Growth Division(412)
  Accumulation unit value:
    Beginning of period                                $  18.88       $  16.40        $ 15.34            N/A
    End of period                                      $  19.55       $  18.88        $ 16.40            N/A
  Accumulation units outstanding
  at the end of period                                    6,257            709            399            N/A
JNL/Select Large Cap Growth Division(412)
  Accumulation unit value:
    Beginning of period                                $  23.47       $  21.55        $ 19.98            N/A
    End of period                                      $  23.95       $  23.47        $ 21.55            N/A
  Accumulation units outstanding
  at the end of period                                    2,605            817            306            N/A
JNL/Select Global Growth Division(676)
  Accumulation unit value:
    Beginning of period                                $  20.85       $  19.03            N/A            N/A
    End of period                                      $  20.73       $  20.85            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    6,590          6,145            N/A            N/A
JNL/Select Balanced Division(409)
  Accumulation unit value:
    Beginning of period                                $  20.69       $  19.14        $ 17.78            N/A
    End of period                                      $  21.25       $  20.69        $ 19.14            N/A
  Accumulation units outstanding
  at the end of period                                   30,756         22,356         13,947            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division(436)
  Accumulation unit value:
    Beginning of period                                $  18.15       $  16.46        $ 15.63            N/A
    End of period                                      $  19.25       $  18.15        $ 16.46            N/A
  Accumulation units outstanding
  at the end of period                                    2,337            437            199            N/A
JNL/Putnam Value Equity Division(486)
  Accumulation unit value:
    Beginning of period                                $  17.82       $  16.64        $ 16.64            N/A
    End of period                                      $  18.23       $  17.82        $ 16.64            N/A
  Accumulation units outstanding
  at the end of period                                    1,710            220            219            N/A
JNL/Select Money Market Division(426)
  Accumulation unit value:
    Beginning of period                                $  10.99       $  11.19        $ 11.24            N/A
    End of period                                      $  11.01       $  10.99        $ 11.19            N/A
  Accumulation units outstanding
  at the end of period                                   60,407         42,990          9,607            N/A
JNL/PPM America High Yield Bond
Division(378)
  Accumulation unit value:
    Beginning of period                                     N/A       $  14.08        $ 13.21            N/A
    End of period                                           N/A       $  14.44        $ 14.08            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --          5,087            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division(378)
  Accumulation unit value:
    Beginning of period                                $  14.00       $  13.83        $ 13.61            N/A
    End of period                                      $  13.98       $  14.00        $ 13.83            N/A
  Accumulation units outstanding
  at the end of period                                    9,118          4,079          2,591            N/A
JNL/Salomon Brothers Strategic
Bond Division(436)
  Accumulation unit value:
    Beginning of period                                $  16.74       $  16.06        $ 15.72            N/A
    End of period                                      $  16.75       $  16.74        $ 16.06            N/A
  Accumulation units outstanding
  at the end of period                                   61,040         14,490            491            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(412)
  Accumulation unit value:
    Beginning of period                                $  23.17       $  21.62        $ 20.11            N/A
    End of period                                      $  23.98       $  23.17        $ 21.62            N/A
  Accumulation units outstanding
  at the end of period                                   14,540         10,234          3,440            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division(409)
  Accumulation unit value:
    Beginning of period                                $  30.08       $  26.13        $ 24.16            N/A
    End of period                                      $  33.47       $  30.08        $ 26.13            N/A
  Accumulation units outstanding
  at the end of period                                   22,444         15,046          6,932            N/A
JNL/JPMorgan International Equity
Division(284)
  Accumulation unit value:
    Beginning of period                                $  12.11       $  10.68        $  7.50            N/A
    End of period                                      $  13.08       $  12.11        $ 10.68            N/A
  Accumulation units outstanding
  at the end of period                                   21,550         12,799          2,839            N/A
JNL/Alger Growth Division(406)
  Accumulation unit value:
    Beginning of period                                $  15.75       $  15.38        $ 14.31            N/A
    End of period                                      $  17.26       $  15.75        $ 15.38            N/A
  Accumulation units outstanding
  at the end of period                                   10,002          6,325         10,011            N/A
JNL/Eagle Core Equity Division(412)
  Accumulation unit value:
    Beginning of period                                $  15.68       $  15.12        $ 14.13            N/A
    End of period                                      $  15.80       $  15.68        $ 15.12            N/A
  Accumulation units outstanding
  at the end of period                                    2,804          1,887            914            N/A
JNL/Eagle SmallCap Equity Division(284)
  Accumulation unit value:
    Beginning of period                                $  17.85       $  15.41        $  9.79            N/A
    End of period                                      $  17.85       $  17.85        $ 15.41            N/A
  Accumulation units outstanding
  at the end of period                                    7,754          7,016          2,632            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(378)
  Accumulation unit value:
    Beginning of period                                $  11.70       $  10.95        $ 10.15            N/A
    End of period                                      $  12.14       $  11.70        $ 10.95            N/A
  Accumulation units outstanding
  at the end of period                                  279,533        105,762         22,775            N/A
JNL/S&P Managed Growth Division(412)
  Accumulation unit value:
    Beginning of period                                $  11.98       $  11.03        $ 10.38            N/A
    End of period                                      $  12.55       $  11.98        $ 11.03            N/A
  Accumulation units outstanding
  at the end of period                                  198,376        172,698         22,995            N/A
JNL/S&P Managed Aggressive Growth
Division(402)
  Accumulation unit value:
    Beginning of period                                $  11.77       $  10.71        $  9.95            N/A
    End of period                                      $  12.45       $  11.77        $ 10.71            N/A
  Accumulation units outstanding
  at the end of period                                   85,064         70,463          5,524            N/A
JNL/S&P Very Aggressive Growth
Division I(492)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.51            N/A            N/A
    End of period                                           N/A       $  10.49            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/S&P Equity Growth Division I(510)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.79            N/A            N/A
    End of period                                           N/A       $   9.76            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/S&P Equity Aggressive Growth
Division I(509)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.99            N/A            N/A
    End of period                                           N/A       $  10.01            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(284)
  Accumulation unit value:
    Beginning of period                                $  10.17       $   9.48        $  6.97            N/A
    End of period                                      $  10.36       $  10.17        $  9.48            N/A
  Accumulation units outstanding
  at the end of period                                  183,801         74,026          9,401            N/A
JNL/MCM S&P 400 MidCap Index Division(284)
  Accumulation unit value:
    Beginning of period                                $  12.45       $  11.02        $  7.60            N/A
    End of period                                      $  13.59       $  12.45        $ 11.02            N/A
  Accumulation units outstanding
  at the end of period                                  101,962         50,745         11,295            N/A
JNL/Alliance Capital Growth Division(436)
  Accumulation unit value:
    Beginning of period                                $   9.20       $   8.88        $  8.64            N/A
    End of period                                      $   8.34       $   9.20        $  8.88            N/A
  Accumulation units outstanding
  at the end of period                                       --          3,070          3,984            N/A
JNL/JPMorgan International Value
Division(284)
  Accumulation unit value:
    Beginning of period                                $   9.70       $   8.12        $  5.19            N/A
    End of period                                      $  11.22       $   9.70        $  8.12            N/A
  Accumulation units outstanding
  at the end of period                                   40,350         31,206          5,721            N/A
JNL/PIMCO Total Return Bond Division(378)
  Accumulation unit value:
    Beginning of period                                $  12.95       $  12.71        $ 12.45            N/A
    End of period                                      $  12.92       $  12.95        $ 12.71            N/A
  Accumulation units outstanding
  at the end of period                                   56,029         20,065          9,375            N/A
JNL/MCM Small Cap Index Division(378)
  Accumulation unit value:
    Beginning of period                                $  12.76       $  11.14        $  9.57            N/A
    End of period                                      $  12.97       $  12.76        $ 11.14            N/A
  Accumulation units outstanding
  at the end of period                                   97,473         45,981          7,589            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division(441)
  Accumulation unit value:
    Beginning of period                                $  13.16       $  11.29        $ 10.25            N/A
    End of period                                      $  14.54       $  13.16        $ 11.29            N/A
  Accumulation units outstanding
  at the end of period                                   89,534         37,358          4,680            N/A
JNL/Lazard Small Cap Value Division(435)
  Accumulation unit value:
    Beginning of period                                $  13.56       $  12.06        $ 11.17            N/A
    End of period                                      $  13.84       $  13.56        $ 12.06            N/A
  Accumulation units outstanding
  at the end of period                                   52,180         18,024          6,992            N/A
JNL/Lazard Mid Cap Value Division(284)
  Accumulation unit value:
    Beginning of period                                $  15.98       $  13.14        $  9.64            N/A
    End of period                                      $  16.96       $  15.98        $ 13.14            N/A
  Accumulation units outstanding
  at the end of period                                   34,030         15,984          2,611            N/A
JNL/MCM Bond Index Division(436)
  Accumulation unit value:
    Beginning of period                                $  10.76       $  10.64        $ 10.51            N/A
    End of period                                      $  10.68       $  10.76        $ 10.64            N/A
  Accumulation units outstanding
  at the end of period                                   80,030         11,895            878            N/A
JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division(674)
  Accumulation unit value:
    Beginning of period                                $  12.13       $  11.82            N/A            N/A
    End of period                                      $  12.03       $  12.13            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  118,325         39,109            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division(498)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.08            N/A            N/A
    End of period                                           N/A       $   9.89            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Dow(SM) 10 Division(435)
  Accumulation unit value:
    Beginning of period                                $   9.06       $   9.03        $  8.04            N/A
    End of period                                      $   8.34       $   9.06        $  9.03            N/A
  Accumulation units outstanding
  at the end of period                                  319,535        143,720          8,613            N/A
JNL/Putnam Midcap Growth Division(435)
  Accumulation unit value:
    Beginning of period                                $   7.20       $   6.22        $  6.06            N/A
    End of period                                      $   7.87       $   7.20        $  6.22            N/A
  Accumulation units outstanding
  at the end of period                                   10,735         13,925          3,207            N/A
JNL/T. Rowe Price Value Division(284)
  Accumulation unit value:
    Beginning of period                                $  12.55       $  11.17        $  7.81            N/A
    End of period                                      $  12.99       $  12.55        $ 11.17            N/A
  Accumulation units outstanding
  at the end of period                                   60,689         40,702         15,130            N/A
JNL/FMR Balanced Division(436)
  Accumulation unit value:
    Beginning of period                                $   9.68       $   9.07        $  8.74            N/A
    End of period                                      $  10.39       $   9.68        $  9.07            N/A
  Accumulation units outstanding
  at the end of period                                   17,468          6,425          3,106            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(412)
  Accumulation unit value:
    Beginning of period                                $  10.88       $   9.46        $  8.41            N/A
    End of period                                      $  12.07       $  10.88        $  9.46            N/A
  Accumulation units outstanding
  at the end of period                                   20,567         12,520          1,589            N/A
JNL/Oppenheimer Growth Division(284)
  Accumulation unit value:
    Beginning of period                                $   7.88       $   7.75        $  6.38            N/A
    End of period                                      $   8.39       $   7.88        $  7.75            N/A
  Accumulation units outstanding
  at the end of period                                   20,624         19,288          2,407            N/A
JNL/Select Value Division(412)
  Accumulation unit value:
    Beginning of period                                $  16.04       $  14.33        $ 12.86            N/A
    End of period                                      $  16.92       $  16.04        $ 14.33            N/A
  Accumulation units outstanding
  at the end of period                                   16,690         15,855          4,605            N/A
JNL/MCM Global 15 Division(470)
  Accumulation unit value:
    Beginning of period                                $  11.12       $   8.90        $  8.57            N/A
    End of period                                      $  11.95       $  11.12        $  8.90            N/A
  Accumulation units outstanding
  at the end of period                                  163,726         73,824          1,943            N/A
JNL/MCM 25 Division(284)
  Accumulation unit value:
    Beginning of period                                $  11.30       $   9.51        $  6.45            N/A
    End of period                                      $  10.70       $  11.30        $  9.51            N/A
  Accumulation units outstanding
  at the end of period                                  134,088        102,230          7,028            N/A
JNL/MCM Consumer Brands Sector
Division(476)
  Accumulation unit value:
    Beginning of period                                $  10.27       $   9.57        $  9.21            N/A
    End of period                                      $   9.78       $  10.27        $  9.57            N/A
  Accumulation units outstanding
  at the end of period                                    8,264          2,493          1,290            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(416)
  Accumulation unit value:
    Beginning of period                                $  17.38       $  15.83        $ 14.47            N/A
    End of period                                      $  18.46       $  17.38        $ 15.83            N/A
  Accumulation units outstanding
  at the end of period                                   87,157         42,933          6,592            N/A
JNL/MCM Technology Sector Division(476)
  Accumulation unit value:
    Beginning of period                                $   5.40       $   5.48        $  5.29            N/A
    End of period                                      $   5.39       $   5.40        $  5.48            N/A
  Accumulation units outstanding
  at the end of period                                   21,397             17          2,248            N/A
JNL/MCM Healthcare Sector Division(476)
  Accumulation unit value:
    Beginning of period                                $  10.17       $  10.08        $  9.79            N/A
    End of period                                      $  10.67       $  10.17        $ 10.08            N/A
  Accumulation units outstanding
  at the end of period                                   55,086         15,108          1,213            N/A
JNL/MCM Financial Sector Division(476)
  Accumulation unit value:
    Beginning of period                                $  11.44       $  10.34        $ 10.03            N/A
    End of period                                      $  11.84       $  11.44        $ 10.34            N/A
  Accumulation units outstanding
  at the end of period                                   11,864         28,651          1,184            N/A
JNL/MCM Oil & Gas Sector Division(496)
  Accumulation unit value:
    Beginning of period                                $  16.41       $  12.56            N/A            N/A
    End of period                                      $  21.90       $  16.41            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   66,018         28,006            N/A            N/A
JNL/MCM Communications Sector
Division(476)
  Accumulation unit value:
    Beginning of period                                $   4.30       $   3.74        $  3.50            N/A
    End of period                                      $   4.23       $   4.30        $  3.74            N/A
  Accumulation units outstanding
  at the end of period                                    5,537            243          3,398            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P(R) 10 Division(441)
  Accumulation unit value:
    Beginning of period                                $   9.40       $   8.19        $  7.65            N/A
    End of period                                      $  12.58       $   9.40        $  8.19            N/A
  Accumulation units outstanding
  at the end of period                                  183,274         93,247          1,723            N/A
JNL/AIM Premier Equity II Division(496)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.33            N/A            N/A
    End of period                                           N/A       $   8.98            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/AIM Small Cap Growth Division(436)
  Accumulation unit value:
    Beginning of period                                $  11.52       $  11.05        $ 10.61            N/A
    End of period                                      $  12.18       $  11.52        $ 11.05            N/A
  Accumulation units outstanding
  at the end of period                                   18,223         15,554            749            N/A
JNL/AIM Large Cap Growth Division(284)
  Accumulation unit value:
    Beginning of period                                $  10.80       $  10.07        $  7.54            N/A
    End of period                                      $  11.29       $  10.80        $ 10.07            N/A
  Accumulation units outstanding
  at the end of period                                   26,921         18,842          7,708            N/A
JNL/AIM Real Estate Division(854)
  Accumulation unit value:
    Beginning of period                                $  10.73            N/A            N/A            N/A
    End of period                                      $  11.51            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   10,994            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division(850)
  Accumulation unit value:
    Beginning of period                                $  10.65            N/A            N/A            N/A
    End of period                                      $  11.20            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   13,479            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(875)
  Accumulation unit value:
    Beginning of period                                $  10.89            N/A            N/A            N/A
    End of period                                      $  10.85            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,502            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division
  Accumulation unit value:
    Beginning of period                                $   9.23            N/A            N/A            N/A
    End of period                                      $  10.43            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   35,237            N/A            N/A            N/A
JNL/MCM Value Line 25 Division(690)
  Accumulation unit value:
    Beginning of period                                $  11.40       $   9.53            N/A            N/A
    End of period                                      $  15.43       $  11.40            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  151,026          7,145            N/A            N/A
JNL/MCM JNL 5 Division(696)
  Accumulation unit value:
    Beginning of period                                $  10.88       $   9.87            N/A            N/A
    End of period                                      $  11.74       $  10.88            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  572,907         67,306            N/A            N/A
JNL/MCM VIP Division(696)
  Accumulation unit value:
    Beginning of period                                $  11.05       $  10.13            N/A            N/A
    End of period                                      $  11.83       $  11.05            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   62,232          6,015            N/A            N/A
JNL/S&P Managed Moderate Division(695)
  Accumulation unit value:
    Beginning of period                                $  10.48       $  10.02            N/A            N/A
    End of period                                      $  10.73       $  10.48            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  136,240         14,636            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division(733)
  Accumulation unit value:
    Beginning of period                                $  10.29       $  10.26            N/A            N/A
    End of period                                      $  10.41       $  10.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   69,614          1,509            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.52%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                $   7.81            N/A            N/A            N/A
    End of period                                      $   7.95            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      380            N/A            N/A            N/A
JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Balanced Division
  Accumulation unit value:
    Beginning of period                                $  20.68            N/A            N/A            N/A
    End of period                                      $  21.23            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      217            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Money Market Division
  Accumulation unit value:
    Beginning of period                                $  10.97            N/A            N/A            N/A
    End of period                                      $  11.00            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/PPM America High Yield Bond
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers Strategic
Bond Division
  Accumulation unit value:
    Beginning of period                                $  16.81            N/A            N/A            N/A
    End of period                                      $  16.73            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      659            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division
  Accumulation unit value:
    Beginning of period                                $  23.00            N/A            N/A            N/A
    End of period                                      $  23.95            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      194            N/A            N/A            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division
  Accumulation unit value:
    Beginning of period                                $  30.86            N/A            N/A            N/A
    End of period                                      $  33.43            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      259            N/A            N/A            N/A
JNL/JPMorgan International Equity
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Eagle Core Equity Division(689)
  Accumulation unit value:
    Beginning of period                                $  15.66       $  14.06            N/A            N/A
    End of period                                      $  15.79       $  15.66            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      371            371            N/A            N/A
JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(621)
  Accumulation unit value:
    Beginning of period                                $  11.69       $  10.77            N/A            N/A
    End of period                                      $  12.13       $  11.69            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   13,226         12,526            N/A            N/A
JNL/S&P Managed Growth Division(643)
  Accumulation unit value:
    Beginning of period                                $  11.97       $  10.76            N/A            N/A
    End of period                                      $  12.54       $  11.97            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   12,382          3,947            N/A            N/A
JNL/S&P Managed Aggressive Growth
Division(726)
  Accumulation unit value:
    Beginning of period                                $  11.76       $  11.64            N/A            N/A
    End of period                                      $  12.44       $  11.76            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      133            133            N/A            N/A
JNL/S&P Very Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                $  10.08            N/A            N/A            N/A
    End of period                                      $  10.35            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    5,858            N/A            N/A            N/A
JNL/MCM S&P 400 MidCap Index Division
  Accumulation unit value:
    Beginning of period                                $  12.47            N/A            N/A            N/A
    End of period                                      $  13.59            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,993            N/A            N/A            N/A
JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Value
Division
  Accumulation unit value:
    Beginning of period                                $  10.04            N/A            N/A            N/A
    End of period                                      $  11.21            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,488            N/A            N/A            N/A
JNL/PIMCO Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                $  12.38            N/A            N/A            N/A
    End of period                                      $  12.96            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,025            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division
  Accumulation unit value:
    Beginning of period                                $  13.40            N/A            N/A            N/A
    End of period                                      $  14.54            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,884            N/A            N/A            N/A
JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                $  13.79            N/A            N/A            N/A
    End of period                                      $  13.83            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      672            N/A            N/A            N/A
JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                $  15.64            N/A            N/A            N/A
    End of period                                      $  16.95            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,088            N/A            N/A            N/A
JNL/MCM Bond Index Division
  Accumulation unit value:
    Beginning of period                                $  10.76            N/A            N/A            N/A
    End of period                                      $  10.68            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,029            N/A            N/A            N/A
JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Dow(SM) 10 Division
  Accumulation unit value:
    Beginning of period                                $   8.86            N/A            N/A            N/A
    End of period                                      $   8.33            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   10,931            N/A            N/A            N/A
JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Global 15 Division
  Accumulation unit value:
    Beginning of period                                $  10.86            N/A            N/A            N/A
    End of period                                      $  11.94            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    8,707            N/A            N/A            N/A
JNL/MCM 25 Division
  Accumulation unit value:
    Beginning of period                                $  11.35            N/A            N/A            N/A
    End of period                                      $  10.69            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    7,904            N/A            N/A            N/A
JNL/MCM Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division
  Accumulation unit value:
    Beginning of period                                $  16.99            N/A            N/A            N/A
    End of period                                      $  18.45            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,651            N/A            N/A            N/A
JNL/MCM Technology Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                $  10.07            N/A            N/A            N/A
    End of period                                      $  10.66            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,585            N/A            N/A            N/A
JNL/MCM Financial Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Oil & Gas Sector Division
  Accumulation unit value:
    Beginning of period                                $  19.42            N/A            N/A            N/A
    End of period                                      $  21.88            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   13,769            N/A            N/A            N/A
JNL/MCM Communications Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division
  Accumulation unit value:
    Beginning of period                                $  10.11            N/A            N/A            N/A
    End of period                                      $  12.57            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    7,071            N/A            N/A            N/A
JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Real Estate Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division
  Accumulation unit value:
    Beginning of period                                $   9.80            N/A            N/A            N/A
    End of period                                      $  10.43            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,084            N/A            N/A            N/A
JNL/MCM Value Line 25 Division
  Accumulation unit value:
    Beginning of period                                $  11.86            N/A            N/A            N/A
    End of period                                      $  15.43            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    6,543            N/A            N/A            N/A
JNL/MCM JNL 5 Division
  Accumulation unit value:
    Beginning of period                                $  10.79            N/A            N/A            N/A
    End of period                                      $  11.74            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   28,001            N/A            N/A            N/A
JNL/MCM VIP Division
  Accumulation unit value:
    Beginning of period                                $  11.09            N/A            N/A            N/A
    End of period                                      $  11.83            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,539            N/A            N/A            N/A
JNL/S&P Managed Moderate Division(704)
  Accumulation unit value:
    Beginning of period                                $  10.48       $  10.27            N/A            N/A
    End of period                                      $  10.73       $  10.48            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   30,162          3,476            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division(678)
  Accumulation unit value:
    Beginning of period                                $  10.29       $   9.98            N/A            N/A
    End of period                                      $  10.41       $  10.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   13,621          4,056            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.545%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                $   7.77            N/A            N/A            N/A
    End of period                                      $   7.93            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/FMR Capital Growth Division(426)
  Accumulation unit value:
    Beginning of period                                $  18.81       $  16.36        $ 15.39            N/A
    End of period                                      $  19.47       $  18.81        $ 16.36            N/A
  Accumulation units outstanding
  at the end of period                                      168            168            169            N/A
JNL/Select Large Cap Growth Division(426)
  Accumulation unit value:
    Beginning of period                                $  23.39       $  21.48        $ 20.08            N/A
    End of period                                      $  23.87       $  23.39        $ 21.48            N/A
  Accumulation units outstanding
  at the end of period                                    3,455          1,877             65            N/A
JNL/Select Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Balanced Division(426)
  Accumulation unit value:
    Beginning of period                                $  20.62       $  19.08        $ 17.98            N/A
    End of period                                      $  21.17       $  20.62        $ 19.08            N/A
  Accumulation units outstanding
  at the end of period                                    1,742          1,912            144            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Putnam Value Equity Division(515)
  Accumulation unit value:
    Beginning of period                                $  17.76       $  17.16            N/A            N/A
    End of period                                      $  18.16       $  17.76            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            158            N/A            N/A
JNL/Select Money Market Division(583)
  Accumulation unit value:
    Beginning of period                                $  10.96       $  11.06            N/A            N/A
    End of period                                      $  10.97       $  10.96            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    8,151          3,779            N/A            N/A
JNL/PPM America High Yield Bond
Division(512)
  Accumulation unit value:
    Beginning of period                                     N/A       $  14.07            N/A            N/A
    End of period                                           N/A       $  14.40            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division(512)
  Accumulation unit value:
    Beginning of period                                $  13.96       $  13.93            N/A            N/A
    End of period                                      $  13.93       $  13.96            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            371            N/A            N/A
JNL/Salomon Brothers Strategic
Bond Division(512)
  Accumulation unit value:
    Beginning of period                                $  16.68       $  16.12            N/A            N/A
    End of period                                      $  16.69       $  16.68            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,642          1,829            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(426)
  Accumulation unit value:
    Beginning of period                                $  23.09       $  21.56        $ 20.16            N/A
    End of period                                      $  23.89       $  23.09        $ 21.56            N/A
  Accumulation units outstanding
  at the end of period                                      128            299            129            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division(512)
  Accumulation unit value:
    Beginning of period                                $  29.98       $  26.86            N/A            N/A
    End of period                                      $  33.35       $  29.98            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,048          1,117            N/A            N/A
JNL/JPMorgan International Equity
Division(583)
  Accumulation unit value:
    Beginning of period                                $  12.07       $  10.22            N/A            N/A
    End of period                                      $  13.03       $  12.07            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    5,492          2,380            N/A            N/A
JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Eagle SmallCap Equity Division(515)
  Accumulation unit value:
    Beginning of period                                $  17.80       $  16.68            N/A            N/A
    End of period                                      $  17.79       $  17.80            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            163            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(531)
  Accumulation unit value:
    Beginning of period                                $  11.67       $  11.16            N/A            N/A
    End of period                                      $  12.11       $  11.67            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,727          2,889            N/A            N/A
JNL/S&P Managed Growth Division(515)
  Accumulation unit value:
    Beginning of period                                $  11.95       $  11.32            N/A            N/A
    End of period                                      $  12.52       $  11.95            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   34,894         37,152            N/A            N/A
JNL/S&P Managed Aggressive Growth
Division(665)
  Accumulation unit value:
    Beginning of period                                $  11.74       $  10.70            N/A            N/A
    End of period                                      $  12.41       $  11.74            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   13,462          3,708            N/A            N/A
JNL/S&P Very Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(475)
  Accumulation unit value:
    Beginning of period                                $  10.16       $   9.47        $  9.11            N/A
    End of period                                      $  10.34       $  10.16        $  9.47            N/A
  Accumulation units outstanding
  at the end of period                                   20,288         13,596          1,389            N/A
JNL/MCM S&P 400 MidCap Index Division(475)
  Accumulation unit value:
    Beginning of period                                $  12.44       $  11.02        $ 10.69            N/A
    End of period                                      $  13.58       $  12.44        $ 11.02            N/A
  Accumulation units outstanding
  at the end of period                                   13,485          8,324          1,183            N/A
JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Value
Division(680)
  Accumulation unit value:
    Beginning of period                                $   9.68       $   8.76            N/A            N/A
    End of period                                      $  11.19       $   9.68            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,533          1,608            N/A            N/A
JNL/PIMCO Total Return Bond Division(512)
  Accumulation unit value:
    Beginning of period                                $  12.92       $  12.79            N/A            N/A
    End of period                                      $  12.88       $  12.92            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    6,092          8,064            N/A            N/A
JNL/MCM Small Cap Index Division(475)
  Accumulation unit value:
    Beginning of period                                $  12.74       $  11.13        $ 10.71            N/A
    End of period                                      $  12.95       $  12.74        $ 11.13            N/A
  Accumulation units outstanding
  at the end of period                                   14,402          9,105          1,168            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division(475)
  Accumulation unit value:
    Beginning of period                                $  13.15       $  11.29        $ 10.79            N/A
    End of period                                      $  14.52       $  13.15        $ 11.29            N/A
  Accumulation units outstanding
  at the end of period                                   11,380          6,958          1,172            N/A
JNL/Lazard Small Cap Value Division(426)
  Accumulation unit value:
    Beginning of period                                $  13.53       $  12.03        $ 11.03            N/A
    End of period                                      $  13.81       $  13.53        $ 12.03            N/A
  Accumulation units outstanding
  at the end of period                                    5,033          2,566            118            N/A
JNL/Lazard Mid Cap Value Division(426)
  Accumulation unit value:
    Beginning of period                                $  15.95       $  13.11        $ 12.27            N/A
    End of period                                      $  16.91       $  15.95        $ 13.11            N/A
  Accumulation units outstanding
  at the end of period                                    3,608          3,910            212            N/A
JNL/MCM Bond Index Division(475)
  Accumulation unit value:
    Beginning of period                                $  10.74       $  10.63        $ 10.61            N/A
    End of period                                      $  10.67       $  10.74        $ 10.63            N/A
  Accumulation units outstanding
  at the end of period                                   15,021          9,240          1,214            N/A
JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division(674)
  Accumulation unit value:
    Beginning of period                                $  12.10       $  11.79            N/A            N/A
    End of period                                      $  11.99       $  12.10            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            383            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 75 Division(664)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.99            N/A            N/A
    End of period                                           N/A       $  10.05            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/MCM Dow(SM) 10 Division(456)
  Accumulation unit value:
    Beginning of period                                $   9.04       $   9.02        $  8.07            N/A
    End of period                                      $   8.32       $   9.04        $  9.02            N/A
  Accumulation units outstanding
  at the end of period                                   13,787          6,054          1,458            N/A
JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/T. Rowe Price Value Division(426)
  Accumulation unit value:
    Beginning of period                                $  12.53       $  11.16        $ 10.16            N/A
    End of period                                      $  12.97       $  12.53        $ 11.16            N/A
  Accumulation units outstanding
  at the end of period                                    5,013          4,297            255            N/A
JNL/FMR Balanced Division(426)
  Accumulation unit value:
    Beginning of period                                $   9.66       $   9.06        $  8.69            N/A
    End of period                                      $  10.37       $   9.66        $  9.06            N/A
  Accumulation units outstanding
  at the end of period                                      745            745            746            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(512)
  Accumulation unit value:
    Beginning of period                                $  10.87       $   9.83            N/A            N/A
    End of period                                      $  12.05       $  10.87            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      743          1,100            N/A            N/A
JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Value Division(680)
  Accumulation unit value:
    Beginning of period                                $  16.03       $  14.89            N/A            N/A
    End of period                                      $  16.90       $  16.03            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    5,988          1,537            N/A            N/A
JNL/MCM Global 15 Division(456)
  Accumulation unit value:
    Beginning of period                                $  11.10       $   8.88        $  8.36            N/A
    End of period                                      $  11.92       $  11.10        $  8.88            N/A
  Accumulation units outstanding
  at the end of period                                   13,205          6,373          1,480            N/A
JNL/MCM 25 Division(456)
  Accumulation unit value:
    Beginning of period                                $  11.28       $   9.49        $  8.48            N/A
    End of period                                      $  10.67       $  11.28        $  9.49            N/A
  Accumulation units outstanding
  at the end of period                                    9,693          3,177          1,380            N/A
JNL/MCM Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                $   9.67            N/A            N/A            N/A
    End of period                                      $   9.75            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(456)
  Accumulation unit value:
    Beginning of period                                $  17.35       $  15.81        $ 15.34            N/A
    End of period                                      $  18.42       $  17.35        $ 15.81            N/A
  Accumulation units outstanding
  at the end of period                                    6,267          2,132            819            N/A
JNL/MCM Technology Sector Division(515)
  Accumulation unit value:
    Beginning of period                                $   5.39       $   5.64            N/A            N/A
    End of period                                      $   5.38       $   5.39            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   23,834            481            N/A            N/A
JNL/MCM Healthcare Sector Division(680)
  Accumulation unit value:
    Beginning of period                                $  10.15       $   9.47            N/A            N/A
    End of period                                      $  10.65       $  10.15            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   14,619            558            N/A            N/A
JNL/MCM Financial Sector Division(664)
  Accumulation unit value:
    Beginning of period                                $  11.42       $  10.73            N/A            N/A
    End of period                                      $  11.81       $  11.42            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   12,946          2,164            N/A            N/A
JNL/MCM Oil & Gas Sector Division(680)
  Accumulation unit value:
    Beginning of period                                $  16.38       $  16.07            N/A            N/A
    End of period                                      $  21.85       $  16.38            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    9,008          2,861            N/A            N/A
JNL/MCM Communications Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(456)
  Accumulation unit value:
    Beginning of period                                $   9.38       $   8.18        $  7.54            N/A
    End of period                                      $  12.56       $   9.38        $  8.18            N/A
  Accumulation units outstanding
  at the end of period                                   13,735          5,596          1,608            N/A
JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Small Cap Growth Division(426)
  Accumulation unit value:
    Beginning of period                                $  11.50       $  11.04        $ 10.56            N/A
    End of period                                      $  12.16       $  11.50        $ 11.04            N/A
  Accumulation units outstanding
  at the end of period                                    2,612          2,988            123            N/A
JNL/AIM Large Cap Growth Division(426)
  Accumulation unit value:
    Beginning of period                                $  10.79       $  10.06        $  9.57            N/A
    End of period                                      $  11.28       $  10.79        $ 10.06            N/A
  Accumulation units outstanding
  at the end of period                                      271            534            271            N/A
JNL/AIM Real Estate Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(959)
  Accumulation unit value:
    Beginning of period                                $  11.01            N/A            N/A            N/A
    End of period                                      $  10.85            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,853            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Value Line 25 Division(736)
  Accumulation unit value:
    Beginning of period                                $  11.40       $  11.44            N/A            N/A
    End of period                                      $  15.43       $  11.40            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    9,857          3,985            N/A            N/A
JNL/MCM JNL 5 Division
  Accumulation unit value:
    Beginning of period                                $  10.54            N/A            N/A            N/A
    End of period                                      $  11.74            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   61,270            N/A            N/A            N/A
JNL/MCM VIP Division
  Accumulation unit value:
    Beginning of period                                $  11.10            N/A            N/A            N/A
    End of period                                      $  11.83            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      183            N/A            N/A            N/A
JNL/S&P Managed Moderate Division
  Accumulation unit value:
    Beginning of period                                $  10.32            N/A            N/A            N/A
    End of period                                      $  10.72            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,049            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division
  Accumulation unit value:
    Beginning of period                                $  10.17            N/A            N/A            N/A
    End of period                                      $  10.40            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.55%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(179)
  Accumulation unit value:
    Beginning of period                                $   7.80       $   7.19        $  5.72         $ 5.75
    End of period                                      $   7.93       $   7.80        $  7.19         $ 5.72
  Accumulation units outstanding
  at the end of period                                       94          2,059             --             --
JNL/S&P Moderate Growth Division(117)
  Accumulation unit value:
    Beginning of period                                     N/A            N/A        $  9.27         $10.75
    End of period                                           N/A            N/A        $ 11.00         $ 9.27
  Accumulation units outstanding
  at the end of period                                      N/A            N/A             --             --
JNL/FMR Capital Growth Division(222)
  Accumulation unit value:
    Beginning of period                                $  18.81       $  16.35        $ 12.36         $12.55
    End of period                                      $  19.46       $  18.81        $ 16.35         $12.36
  Accumulation units outstanding
  at the end of period                                       --             --             --             --
JNL/Select Large Cap Growth Division(310)
  Accumulation unit value:
    Beginning of period                                $  23.38       $  21.47        $ 16.71            N/A
    End of period                                      $  23.85       $  23.38        $ 21.47            N/A
  Accumulation units outstanding
  at the end of period                                       --             --             --            N/A
JNL/Select Global Growth Division(679)
  Accumulation unit value:
    Beginning of period                                $  20.77       $  18.74            N/A            N/A
    End of period                                      $  20.64       $  20.77            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       61             58            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Select Balanced Division(101)
  Accumulation unit value:
    Beginning of period                                $  20.63       $  19.08        $ 16.10         $17.36
    End of period                                      $  21.17       $  20.63        $ 19.08         $16.10
  Accumulation units outstanding
  at the end of period                                    3,017             --             --             --
JNL/Putnam Equity Division(358)
  Accumulation unit value:
    Beginning of period                                $  18.08       $  16.40        $ 14.46            N/A
    End of period                                      $  19.16       $  18.08        $ 16.40            N/A
  Accumulation units outstanding
  at the end of period                                       --             --             --            N/A
JNL/Putnam Value Equity Division(149)
  Accumulation unit value:
    Beginning of period                                $  17.75       $  16.59        $ 13.66         $14.75
    End of period                                      $  18.15       $  17.75        $ 16.59         $13.66
  Accumulation units outstanding
  at the end of period                                       --             --             --             --
JNL/Select Money Market Division(101)
  Accumulation unit value:
    Beginning of period                                $  10.95       $  11.15        $ 11.38         $11.50
    End of period                                      $  10.96       $  10.95        $ 11.15         $11.38
  Accumulation units outstanding
  at the end of period                                       --          4,562             --             --
JNL/PPM America High Yield Bond
Division(101)
  Accumulation unit value:
    Beginning of period                                     N/A       $  14.04        $ 12.14         $12.32
    End of period                                           N/A       $  14.40        $ 14.04         $12.14
  Accumulation units outstanding
  at the end of period                                      N/A             --             --             --
JNL/Salomon Brothers U.S. Government
& Quality Bond Division(101)
  Accumulation unit value:
    Beginning of period                                $  13.94       $  13.77        $ 13.96         $12.99
    End of period                                      $  13.91       $  13.94        $ 13.77         $13.96
  Accumulation units outstanding
  at the end of period                                    1,280             --             --             --

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Salomon Brothers Strategic
Bond Division(101)
  Accumulation unit value:
    Beginning of period                                $  16.67       $  16.00        $ 14.45         $14.07
    End of period                                      $  16.68       $  16.67        $ 16.00         $14.45
  Accumulation units outstanding
  at the end of period                                    2,015             --             --             --
JNL/T. Rowe Price Established
Growth Division(101)
  Accumulation unit value:
    Beginning of period                                $  23.09       $  21.56        $ 16.94         $21.30
    End of period                                      $  23.88       $  23.09        $ 21.56         $16.94
  Accumulation units outstanding
  at the end of period                                    2,199            156             --             --
JNL/T. Rowe Price Mid-Cap Growth
Division(175)
  Accumulation unit value:
    Beginning of period                                $  29.96       $  26.04        $ 19.28         $20.51
    End of period                                      $  33.33       $  29.96        $ 26.04         $19.28
  Accumulation units outstanding
  at the end of period                                    1,108             57             --             --
JNL/JPMorgan International Equity
Division(206)
  Accumulation unit value:
    Beginning of period                                $  12.07       $  10.64        $  8.49         $ 8.08
    End of period                                      $  13.02       $  12.07        $ 10.64         $ 8.49
  Accumulation units outstanding
  at the end of period                                      546          1,731             --             --
JNL/Alger Growth Division(206)
  Accumulation unit value:
    Beginning of period                                $  15.70       $  15.33        $ 11.63         $11.69
    End of period                                      $  17.19       $  15.70        $ 15.33         $11.63
  Accumulation units outstanding
  at the end of period                                       74             76             --             --
JNL/Eagle Core Equity Division(101)
  Accumulation unit value:
    Beginning of period                                $  15.64       $  15.09        $ 12.43         $15.62
    End of period                                      $  15.76       $  15.64        $ 15.09         $12.43
  Accumulation units outstanding
  at the end of period                                      158            153             --             --

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Eagle SmallCap Equity Division(175)
  Accumulation unit value:
    Beginning of period                                $  17.79       $  15.36        $ 11.26         $11.62
    End of period                                      $  17.78       $  17.79        $ 15.36         $11.26
  Accumulation units outstanding
  at the end of period                                      952             42             --             --
JNL/S&P Managed Moderate Growth
Division(188)
  Accumulation unit value:
    Beginning of period                                $  11.67       $  10.92        $  9.52         $ 9.43
    End of period                                      $  12.10       $  11.67        $ 10.92         $ 9.52
  Accumulation units outstanding
  at the end of period                                  122,902            803             --             --
JNL/S&P Managed Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Managed Aggressive Growth
Division(331)
  Accumulation unit value:
    Beginning of period                                $  11.73       $  10.69        $  8.99            N/A
    End of period                                      $  12.41       $  11.73        $ 10.69            N/A
  Accumulation units outstanding
  at the end of period                                       --             --             --            N/A
JNL/S&P Very Aggressive Growth
Division I(310)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.31        $  7.98            N/A
    End of period                                           N/A       $  10.46        $ 10.31            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --             --            N/A
JNL/S&P Equity Growth Division I(279)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.63        $  7.19            N/A
    End of period                                           N/A       $   9.73        $  9.63            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --             --            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Equity Aggressive Growth
Division I(179)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.85        $  7.77         $ 7.81
    End of period                                           N/A       $   9.98        $  9.85         $ 7.77
  Accumulation units outstanding
  at the end of period                                      N/A             --             --             --
JNL/MCM S&P 500 Index Division(139)
  Accumulation unit value:
    Beginning of period                                $  10.16       $   9.47        $  7.60         $ 8.63
    End of period                                      $  10.34       $  10.16        $  9.47         $ 7.60
  Accumulation units outstanding
  at the end of period                                    4,126             --             --             --
JNL/MCM S&P 400 MidCap Index Division(139)
  Accumulation unit value:
    Beginning of period                                $  12.43       $  11.02        $  8.40         $ 9.63
    End of period                                      $  13.57       $  12.43        $ 11.02         $ 8.40
  Accumulation units outstanding
  at the end of period                                    3,630             --             --             --
JNL/Alliance Capital Growth Division(175)
  Accumulation unit value:
    Beginning of period                                $   9.18       $   8.86        $  7.31         $ 8.22
    End of period                                      $   8.32       $   9.18        $  8.86         $ 7.31
  Accumulation units outstanding
  at the end of period                                       --             --             --             --
JNL/JPMorgan International Value
Division(398)
  Accumulation unit value:
    Beginning of period                                $   9.67       $   8.10        $  6.76            N/A
    End of period                                      $  11.18       $   9.67        $  8.10            N/A
  Accumulation units outstanding
  at the end of period                                    2,537             --             --            N/A
JNL/PIMCO Total Return Bond Division(101)
  Accumulation unit value:
    Beginning of period                                $  12.91       $  12.68        $ 12.42         $11.95
    End of period                                      $  12.88       $  12.91        $ 12.68         $12.42
  Accumulation units outstanding
  at the end of period                                    7,897          1,164             --             --

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Small Cap Index Division(139)
  Accumulation unit value:
    Beginning of period                                $  12.74       $  11.13        $  7.83         $ 9.45
    End of period                                      $  12.95       $  12.74        $ 11.13         $ 7.83
  Accumulation units outstanding
  at the end of period                                    3,367             --             --             --
JNL/MCM International Index Division(169)
  Accumulation unit value:
    Beginning of period                                $  13.15       $  11.29        $  8.43         $ 8.91
    End of period                                      $  14.52       $  13.15        $ 11.29         $ 8.43
  Accumulation units outstanding
  at the end of period                                    3,574             93             --             --
JNL/Lazard Small Cap Value Division(149)
  Accumulation unit value:
    Beginning of period                                $  13.53       $  12.03        $  8.89         $ 9.89
    End of period                                      $  13.80       $  13.53        $ 12.03         $ 8.89
  Accumulation units outstanding
  at the end of period                                    7,070             90             --             --
JNL/Lazard Mid Cap Value Division(149)
  Accumulation unit value:
    Beginning of period                                $  15.94       $  13.11        $ 10.43         $11.27
    End of period                                      $  16.91       $  15.94        $ 13.11         $10.43
  Accumulation units outstanding
  at the end of period                                    7,365            445             --             --
JNL/MCM Bond Index Division(169)
  Accumulation unit value:
    Beginning of period                                $  10.74       $  10.63        $ 10.59         $10.38
    End of period                                      $  10.67       $  10.74        $ 10.63         $10.59
  Accumulation units outstanding
  at the end of period                                    3,968             --             --             --
JNL/S&P Core Index 100 Division(188)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.06        $  8.45         $ 8.40
    End of period                                           N/A       $  10.16        $ 10.06         $ 8.45
  Accumulation units outstanding
  at the end of period                                      N/A             --             --             --

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Salomon Brothers High Yield
Bond Division(674)
  Accumulation unit value:
    Beginning of period                                $  12.09       $  11.79            N/A            N/A
    End of period                                      $  11.99       $  12.09            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,062             --            N/A            N/A
JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 75 Division(559)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.14            N/A            N/A
    End of period                                           N/A       $  10.05            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/MCM Dow(SM) 10 Division(148)
  Accumulation unit value:
    Beginning of period                                $   9.04       $   9.02        $  7.36         $ 8.07
    End of period                                      $   8.31       $   9.04        $  9.02         $ 7.36
  Accumulation units outstanding
  at the end of period                                   21,055            640             --             --
JNL/Putnam Midcap Growth Division(175)
  Accumulation unit value:
    Beginning of period                                $   7.18       $   6.21        $  4.77         $ 5.21
    End of period                                      $   7.85       $   7.18        $  6.21         $ 4.77
  Accumulation units outstanding
  at the end of period                                       --             --             --             --
JNL/T. Rowe Price Value Division(101)
  Accumulation unit value:
    Beginning of period                                $  12.53       $  11.16        $  8.82         $11.06
    End of period                                      $  12.97       $  12.53        $ 11.16         $ 8.82
  Accumulation units outstanding
  at the end of period                                    4,273            284             --             --

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/FMR Balanced Division(101)
  Accumulation unit value:
    Beginning of period                                $   9.67       $   9.06        $  8.18         $ 8.95
    End of period                                      $  10.38       $   9.67        $  9.06         $ 8.18
  Accumulation units outstanding
  at the end of period                                    6,323             --             --             --
JNL/Oppenheimer Global Growth
Division(149)
  Accumulation unit value:
    Beginning of period                                $  10.87       $  10.63        $  6.90         $ 7.98
    End of period                                      $  12.05       $  10.87        $ 10.63         $ 6.90
  Accumulation units outstanding
  at the end of period                                      477            114             --             --
JNL/Oppenheimer Growth Division(202)
  Accumulation unit value:
    Beginning of period                                $   7.87       $   7.74        $  6.74         $ 6.84
    End of period                                      $   8.37       $   7.87        $  7.74         $ 6.74
  Accumulation units outstanding
  at the end of period                                       --             --             --             --
JNL/Select Value Division(339)
  Accumulation unit value:
    Beginning of period                                $  16.02       $  14.32        $ 12.22            N/A
    End of period                                      $  16.90       $  16.02        $ 14.32            N/A
  Accumulation units outstanding
  at the end of period                                    3,830             --             --            N/A
JNL/MCM Global 15 Division(148)
  Accumulation unit value:
    Beginning of period                                $  11.09       $   8.88        $  6.84         $ 8.07
    End of period                                      $  11.92       $  11.09        $  8.88         $ 6.84
  Accumulation units outstanding
  at the end of period                                   17,894            561             --             --
JNL/MCM 25 Division(148)
  Accumulation unit value:
    Beginning of period                                $  11.28       $   9.49        $  7.33         $ 8.57
    End of period                                      $  10.67       $  11.28        $  9.49         $ 7.33
  Accumulation units outstanding
  at the end of period                                   16,544            541             --             --

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Select Small-Cap Division(148)
  Accumulation unit value:
    Beginning of period                                $  17.34       $  15.80        $ 10.95         12.27.
    End of period                                      $  18.42       $  17.34        $ 15.80         $10.95
  Accumulation units outstanding
  at the end of period                                    8,014            375             --             --
JNL/MCM Technology Sector Division(679)
  Accumulation unit value:
    Beginning of period                                $   5.38       $   4.84            N/A            N/A
    End of period                                      $   5.37       $   5.38            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       47             45            N/A            N/A
JNL/MCM Healthcare Sector Division(679)
  Accumulation unit value:
    Beginning of period                                $  10.14       $   9.43            N/A            N/A
    End of period                                      $  10.63       $  10.14            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       13             13            N/A            N/A
JNL/MCM Financial Sector Division
  Accumulation unit value:
    Beginning of period                                $  11.32            N/A            N/A            N/A
    End of period                                      $  11.80            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/MCM Oil & Gas Sector Division(527)
  Accumulation unit value:
    Beginning of period                                $  16.38       $  13.58            N/A            N/A
    End of period                                      $  21.84       $  16.38            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,537             27            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Communications Sector
Division(679)
  Accumulation unit value:
    Beginning of period                                $   4.28       $   4.08            N/A            N/A
    End of period                                      $   4.20       $   4.28            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       59             54            N/A            N/A
JNL/MCM  S&P(R) 10 Division(148)
  Accumulation unit value:
    Beginning of period                                $   9.38       $   8.18        $  7.05         $ 8.97
    End of period                                      $  12.55       $   9.38        $  8.18         $ 7.05
  Accumulation units outstanding
  at the end of period                                   16,665            681             --             --
JNL/AIM Premier Equity II Division(222)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.20        $  7.70         $ 7.95
    End of period                                           N/A       $   8.97        $  9.20         $ 7.70
  Accumulation units outstanding
  at the end of period                                      N/A             --             --             --
JNL/AIM Small Cap Growth Division(175)
  Accumulation unit value:
    Beginning of period                                $  11.50       $  11.04        $  8.18         $ 8.56
    End of period                                      $  12.16       $  11.50        $ 11.04         $ 8.18
  Accumulation units outstanding
  at the end of period                                       --             --             --             --
JNL/AIM Large Cap Growth Division(203)
  Accumulation unit value:
    Beginning of period                                $  10.78       $  10.06        $  7.94         $ 7.78
    End of period                                      $  11.27       $  10.78        $ 10.06         $ 7.94
  Accumulation units outstanding
  at the end of period                                      135            132             --             --
JNL/AIM Real Estate Division(854)
  Accumulation unit value:
    Beginning of period                                $  10.73            N/A            N/A            N/A
    End of period                                      $  11.50            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,804            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Goldman Sachs Mid Cap Value
Division(897)
  Accumulation unit value:
    Beginning of period                                $  10.96            N/A            N/A            N/A
    End of period                                      $  11.20            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      146            N/A            N/A            N/A
JNL/Franklin Templeton Small Cap
Value Division(865)
  Accumulation unit value:
    Beginning of period                                $  10.58            N/A            N/A            N/A
    End of period                                      $  10.85            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      500            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division(679)
  Accumulation unit value:
    Beginning of period                                $  10.80       $   9.84            N/A            N/A
    End of period                                      $  10.43       $  10.80            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    6,110            133            N/A            N/A
JNL/MCM Value Line 25 Division(708)
  Accumulation unit value:
    Beginning of period                                $  11.40       $  10.79            N/A            N/A
    End of period                                      $  15.43       $  11.40            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,521             --            N/A            N/A
JNL/MCM JNL 5 Division(705)
  Accumulation unit value:
    Beginning of period                                $  10.88       $  10.41            N/A            N/A
    End of period                                      $  11.74       $  10.88            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   44,770          5,157            N/A            N/A
JNL/MCM VIP Division(725)
  Accumulation unit value:
    Beginning of period                                $  11.05       $  10.89            N/A            N/A
    End of period                                      $  11.82       $  11.05            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,562             --            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Division(694)
  Accumulation unit value:
    Beginning of period                                $  10.48       $  10.02            N/A            N/A
    End of period                                      $  10.72       $  10.48            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   51,863          2,647            N/A            N/A
JNL/S&P Managed Conservative Division
  Accumulation unit value:
    Beginning of period                                $  10.18            N/A            N/A            N/A
    End of period                                      $  10.40            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    8,479            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.56%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(469)
  Accumulation unit value:
    Beginning of period                                $   7.80       $   7.19        $  6.94            N/A
    End of period                                      $   7.92       $   7.80        $  7.19            N/A
  Accumulation units outstanding
  at the end of period                                   19,655          5,426          2,209            N/A
JNL/FMR Capital Growth Division(555)
  Accumulation unit value:
    Beginning of period                                $  18.79       $  17.49            N/A            N/A
    End of period                                      $  19.44       $  18.79            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,630          1,637            N/A            N/A
JNL/Select Large Cap Growth Division(608)
  Accumulation unit value:
    Beginning of period                                $  23.35       $  22.77            N/A            N/A
    End of period                                      $  23.83       $  23.35            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,257            918            N/A            N/A
JNL/Select Global Growth Division
  Accumulation unit value:
    Beginning of period                                $  18.93            N/A            N/A            N/A
    End of period                                      $  20.62            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      423            N/A            N/A            N/A
JNL/Select Balanced Division(421)
  Accumulation unit value:
    Beginning of period                                $  20.59       $  19.05        $ 17.59            N/A
    End of period                                      $  21.14       $  20.59        $ 19.05            N/A
  Accumulation units outstanding
  at the end of period                                   40,371         28,242         16,947            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division(474)
  Accumulation unit value:
    Beginning of period                                $  18.06       $  16.39        $ 15.84            N/A
    End of period                                      $  19.14       $  18.06        $ 16.39            N/A
  Accumulation units outstanding
  at the end of period                                      369            593            237            N/A
JNL/Putnam Value Equity Division(421)
  Accumulation unit value:
    Beginning of period                                $  17.73       $  16.57        $ 14.92            N/A
    End of period                                      $  18.13       $  17.73        $ 16.57            N/A
  Accumulation units outstanding
  at the end of period                                    8,995         10,114            512            N/A
JNL/Select Money Market Division(505)
  Accumulation unit value:
    Beginning of period                                $  10.94       $  11.12            N/A            N/A
    End of period                                      $  10.95       $  10.94            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   42,441          2,295            N/A            N/A
JNL/PPM America High Yield Bond
Division(461)
  Accumulation unit value:
    Beginning of period                                     N/A       $  14.02        $ 13.73            N/A
    End of period                                           N/A       $  14.38        $ 14.02            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --          7,779            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division(505)
  Accumulation unit value:
    Beginning of period                                $  13.94       $  13.81            N/A            N/A
    End of period                                      $  13.90       $  13.94            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    8,769          6,908            N/A            N/A
JNL/Salomon Brothers Strategic
Bond Division(423)
  Accumulation unit value:
    Beginning of period                                $  16.66       $  15.99        $ 15.69            N/A
    End of period                                      $  16.66       $  16.66        $ 15.99            N/A
  Accumulation units outstanding
  at the end of period                                   18,050         14,536          3,296            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(421)
  Accumulation unit value:
    Beginning of period                                $  23.06       $  21.53        $ 19.40            N/A
    End of period                                      $  23.85       $  23.06        $ 21.53            N/A
  Accumulation units outstanding
  at the end of period                                   27,361         15,471          3,853            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division(469)
  Accumulation unit value:
    Beginning of period                                $  29.94       $  26.02        $ 25.37            N/A
    End of period                                      $  33.29       $  29.94        $ 26.02            N/A
  Accumulation units outstanding
  at the end of period                                   31,188         20,377          4,437            N/A
JNL/JPMorgan International Equity
Division(555)
  Accumulation unit value:
    Beginning of period                                $  12.06       $  11.06            N/A            N/A
    End of period                                      $  13.01       $  12.06            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,950          2,732            N/A            N/A
JNL/Alger Growth Division(506)
  Accumulation unit value:
    Beginning of period                                $  15.68       $  15.73            N/A            N/A
    End of period                                      $  17.17       $  15.68            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    5,823          3,201            N/A            N/A
JNL/Eagle Core Equity Division(474)
  Accumulation unit value:
    Beginning of period                                $  15.61       $  15.06        $ 14.62            N/A
    End of period                                      $  15.73       $  15.61        $ 15.06            N/A
  Accumulation units outstanding
  at the end of period                                    7,938          7,999          3,351            N/A
JNL/Eagle SmallCap Equity Division(469)
  Accumulation unit value:
    Beginning of period                                $  17.78       $  15.35        $ 15.03            N/A
    End of period                                      $  17.77       $  17.78        $ 15.35            N/A
  Accumulation units outstanding
  at the end of period                                    4,388          2,928            778            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(421)
  Accumulation unit value:
    Beginning of period                                $  11.66       $  10.92        $ 10.23            N/A
    End of period                                      $  12.09       $  11.66        $ 10.92            N/A
  Accumulation units outstanding
  at the end of period                                  143,989         57,041         18,181            N/A
JNL/S&P Managed Growth Division(410)
  Accumulation unit value:
    Beginning of period                                $  11.94       $  11.00        $ 10.26            N/A
    End of period                                      $  12.51       $  11.94        $ 11.00            N/A
  Accumulation units outstanding
  at the end of period                                  132,243        114,811         52,155            N/A
JNL/S&P Managed Aggressive Growth
Division(404)
  Accumulation unit value:
    Beginning of period                                $  11.73       $  10.68        $  9.93            N/A
    End of period                                      $  12.40       $  11.73        $ 10.68            N/A
  Accumulation units outstanding
  at the end of period                                  110,138         96,395         10,470            N/A
JNL/S&P Very Aggressive Growth
Division I(531)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.68            N/A            N/A
    End of period                                           N/A       $  10.45            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/S&P Equity Growth Division I(461)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.62        $  9.13            N/A
    End of period                                           N/A       $   9.72        $  9.62            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --          3,332            N/A
JNL/S&P Equity Aggressive Growth
Division I(505)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.05            N/A            N/A
    End of period                                           N/A       $   9.97            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(421)
  Accumulation unit value:
    Beginning of period                                $  10.16       $   9.47        $  8.51            N/A
    End of period                                      $  10.33       $  10.16        $  9.47            N/A
  Accumulation units outstanding
  at the end of period                                  193,091         89,046          4,590            N/A
JNL/MCM S&P 400 MidCap Index Division(423)
  Accumulation unit value:
    Beginning of period                                $  12.43       $  11.01        $ 10.07            N/A
    End of period                                      $  13.57       $  12.43        $ 11.01            N/A
  Accumulation units outstanding
  at the end of period                                  162,086        110,186          4,636            N/A
JNL/Alliance Capital Growth Division(473)
  Accumulation unit value:
    Beginning of period                                $   9.17       $   8.85        $  8.59            N/A
    End of period                                      $   8.31       $   9.17        $  8.85            N/A
  Accumulation units outstanding
  at the end of period                                       --          3,452          1,701            N/A
JNL/JPMorgan International Value
Division(532)
  Accumulation unit value:
    Beginning of period                                $   9.67       $   8.56            N/A            N/A
    End of period                                      $  11.17       $   9.67            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   16,557         10,267            N/A            N/A
JNL/PIMCO Total Return Bond Division(451)
  Accumulation unit value:
    Beginning of period                                $  12.90       $  12.67        $ 12.50            N/A
    End of period                                      $  12.87       $  12.90        $ 12.67            N/A
  Accumulation units outstanding
  at the end of period                                  131,258         15,474          1,944            N/A
JNL/MCM Small Cap Index Division(423)
  Accumulation unit value:
    Beginning of period                                $  12.74       $  11.13        $ 10.11            N/A
    End of period                                      $  12.94       $  12.74        $ 11.13            N/A
  Accumulation units outstanding
  at the end of period                                  157,364         58,401          2,844            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division(423)
  Accumulation unit value:
    Beginning of period                                $  13.14       $  11.28        $ 10.01            N/A
    End of period                                      $  14.51       $  13.14        $ 11.28            N/A
  Accumulation units outstanding
  at the end of period                                  141,715         52,018          2,059            N/A
JNL/Lazard Small Cap Value Division(474)
  Accumulation unit value:
    Beginning of period                                $  13.52       $  12.02        $ 11.82            N/A
    End of period                                      $  13.79       $  13.52        $ 12.02            N/A
  Accumulation units outstanding
  at the end of period                                   26,201         26,528          9,214            N/A
JNL/Lazard Mid Cap Value Division(473)
  Accumulation unit value:
    Beginning of period                                $  15.93       $  13.10        $ 12.80            N/A
    End of period                                      $  16.89       $  15.93        $ 13.10            N/A
  Accumulation units outstanding
  at the end of period                                    5,767          5,334          1,366            N/A
JNL/MCM Bond Index Division(451)
  Accumulation unit value:
    Beginning of period                                $  10.74       $  10.63        $ 10.48            N/A
    End of period                                      $  10.66       $  10.74        $ 10.63            N/A
  Accumulation units outstanding
  at the end of period                                  112,650         44,509            998            N/A
JNL/S&P Core Index 100 Division(421)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.05        $  9.25            N/A
    End of period                                           N/A       $  10.16        $ 10.05            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --          3,698            N/A
JNL/Salomon Brothers High Yield
Bond Division(674)
  Accumulation unit value:
    Beginning of period                                $  12.09       $  11.78            N/A            N/A
    End of period                                      $  11.98       $  12.09            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   51,479         29,217            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division(540)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.78            N/A            N/A
    End of period                                           N/A       $   9.87            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/S&P Core Index 75 Division(474)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.92        $  9.78            N/A
    End of period                                           N/A       $  10.05        $  9.92            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --          4,161            N/A
JNL/MCM Dow(SM) 10 Division(415)
  Accumulation unit value:
    Beginning of period                                $   9.04       $   9.01        $  8.13            N/A
    End of period                                      $   8.31       $   9.04        $  9.01            N/A
  Accumulation units outstanding
  at the end of period                                  164,306        115,676         14,858            N/A
JNL/Putnam Midcap Growth Division(474)
  Accumulation unit value:
    Beginning of period                                $   7.18       $   6.21        $  6.09            N/A
    End of period                                      $   7.85       $   7.18        $  6.21            N/A
  Accumulation units outstanding
  at the end of period                                    2,523          4,197          1,065            N/A
JNL/T. Rowe Price Value Division(421)
  Accumulation unit value:
    Beginning of period                                $  12.52       $  11.15        $  9.80            N/A
    End of period                                      $  12.96       $  12.52        $ 11.15            N/A
  Accumulation units outstanding
  at the end of period                                   22,459         23,087          8,535            N/A
JNL/FMR Balanced Division(421)
  Accumulation unit value:
    Beginning of period                                $   9.66       $   9.05        $  8.54            N/A
    End of period                                      $  10.36       $   9.66        $  9.05            N/A
  Accumulation units outstanding
  at the end of period                                   10,866          9,817          2,962            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(469)
  Accumulation unit value:
    Beginning of period                                $  10.86       $   9.45        $  9.13            N/A
    End of period                                      $  12.05       $  10.86        $  9.45            N/A
  Accumulation units outstanding
  at the end of period                                   24,516         13,133          7,276            N/A
JNL/Oppenheimer Growth Division(496)
  Accumulation unit value:
    Beginning of period                                $   7.86       $   7.94            N/A            N/A
    End of period                                      $   8.37       $   7.86            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,742          2,669            N/A            N/A
JNL/Select Value Division(421)
  Accumulation unit value:
    Beginning of period                                $  16.02       $  14.32        $ 12.53            N/A
    End of period                                      $  16.89       $  16.02        $ 14.32            N/A
  Accumulation units outstanding
  at the end of period                                   12,838          9,628          2,185            N/A
JNL/MCM Global 15 Division(415)
  Accumulation unit value:
    Beginning of period                                $  11.09       $   8.88        $  8.38            N/A
    End of period                                      $  11.91       $  11.09        $  8.88            N/A
  Accumulation units outstanding
  at the end of period                                  163,668         98,868         13,855            N/A
JNL/MCM 25 Division(415)
  Accumulation unit value:
    Beginning of period                                $  11.27       $   9.48        $  8.17            N/A
    End of period                                      $  10.66       $  11.27        $  9.48            N/A
  Accumulation units outstanding
  at the end of period                                  167,912        156,201         15,452            N/A
JNL/MCM Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                $   9.32            N/A            N/A            N/A
    End of period                                      $   9.74            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   12,906            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(415)
  Accumulation unit value:
    Beginning of period                                $  17.33       $  15.80        $ 14.34            N/A
    End of period                                      $  18.40       $  17.33        $ 15.80            N/A
  Accumulation units outstanding
  at the end of period                                  107,380         64,739          7,220            N/A
JNL/MCM Technology Sector Division(554)
  Accumulation unit value:
    Beginning of period                                $   5.39       $   5.45            N/A            N/A
    End of period                                      $   5.38       $   5.39            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      140            140            N/A            N/A
JNL/MCM Healthcare Sector Division(511)
  Accumulation unit value:
    Beginning of period                                $  10.14       $  10.54            N/A            N/A
    End of period                                      $  10.64       $  10.14            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   13,194          1,911            N/A            N/A
JNL/MCM Financial Sector Division(529)
  Accumulation unit value:
    Beginning of period                                $  11.41       $  11.02            N/A            N/A
    End of period                                      $  11.80       $  11.41            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,528          2,912            N/A            N/A
JNL/MCM Oil & Gas Sector Division(562)
  Accumulation unit value:
    Beginning of period                                $  16.37       $  13.55            N/A            N/A
    End of period                                      $  21.83       $  16.37            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    9,271            482            N/A            N/A
JNL/MCM Communications Sector
Division(554)
  Accumulation unit value:
    Beginning of period                                $   4.28       $   3.94            N/A            N/A
    End of period                                      $   4.22       $   4.28            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      860             --            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(415)
  Accumulation unit value:
    Beginning of period                                $   9.38       $   8.17        $  7.44            N/A
    End of period                                      $  12.54       $   9.38        $  8.17            N/A
  Accumulation units outstanding
  at the end of period                                  106,005        102,043         14,649            N/A
JNL/AIM Premier Equity II Division(474)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.20        $  8.94            N/A
    End of period                                           N/A       $   8.97        $  9.20            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            306            N/A
JNL/AIM Small Cap Growth Division(496)
  Accumulation unit value:
    Beginning of period                                $  11.50       $  11.56            N/A            N/A
    End of period                                      $  12.15       $  11.50            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,449          1,365            N/A            N/A
JNL/AIM Large Cap Growth Division(474)
  Accumulation unit value:
    Beginning of period                                $  10.78       $  10.06        $  9.76            N/A
    End of period                                      $  11.27       $  10.78        $ 10.06            N/A
  Accumulation units outstanding
  at the end of period                                    5,540          6,101            385            N/A
JNL/AIM Real Estate Division(880)
  Accumulation unit value:
    Beginning of period                                $  11.52            N/A            N/A            N/A
    End of period                                      $  11.50            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      864            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division(852)
  Accumulation unit value:
    Beginning of period                                $  10.77            N/A            N/A            N/A
    End of period                                      $  11.20            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,375            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(907)
  Accumulation unit value:
    Beginning of period                                $  10.93            N/A            N/A            N/A
    End of period                                      $  10.84            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,404            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division
  Accumulation unit value:
    Beginning of period                                $   9.89            N/A            N/A            N/A
    End of period                                      $  10.42            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   15,867            N/A            N/A            N/A
JNL/MCM Value Line 25 Division(731)
  Accumulation unit value:
    Beginning of period                                $  11.40       $  11.40            N/A            N/A
    End of period                                      $  15.42       $  11.40            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  193,090         18,300            N/A            N/A
JNL/MCM JNL 5 Division(712)
  Accumulation unit value:
    Beginning of period                                $  10.88       $  10.53            N/A            N/A
    End of period                                      $  11.73       $  10.88            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  142,734          1,486            N/A            N/A
JNL/MCM VIP Division(724)
  Accumulation unit value:
    Beginning of period                                $  11.05       $  10.86            N/A            N/A
    End of period                                      $  11.82       $  11.05            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   58,020             96            N/A            N/A
JNL/S&P Managed Moderate Division(683)
  Accumulation unit value:
    Beginning of period                                $  10.48       $   9.88            N/A            N/A
    End of period                                      $  10.72       $  10.48            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   75,783         42,882            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division(683)
  Accumulation unit value:
    Beginning of period                                $  10.29       $   9.95            N/A            N/A
    End of period                                      $  10.40       $  10.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   27,395          8,744            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.57%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Balanced Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Money Market Division
  Accumulation unit value:
    Beginning of period                                $  10.92            N/A            N/A            N/A
    End of period                                      $  10.94            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   12,425            N/A            N/A            N/A
JNL/PPM America High Yield Bond
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers Strategic
Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Equity
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(670)
  Accumulation unit value:
    Beginning of period                                $  11.65       $  10.77            N/A            N/A
    End of period                                      $  12.08       $  11.65            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --             --            N/A            N/A
JNL/S&P Managed Growth Division(560)
  Accumulation unit value:
    Beginning of period                                $  11.93       $  11.21            N/A            N/A
    End of period                                      $  12.50       $  11.93            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    7,800          8,313            N/A            N/A
JNL/S&P Managed Aggressive Growth
Division(674)
  Accumulation unit value:
    Beginning of period                                $  11.72       $  10.80            N/A            N/A
    End of period                                      $  12.39       $  11.72            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --          3,906            N/A            N/A
JNL/S&P Very Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Growth Division I(498)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.91            N/A            N/A
    End of period                                           N/A       $   9.72            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/S&P Equity Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(677)
  Accumulation unit value:
    Beginning of period                                $  10.15       $   9.60            N/A            N/A
    End of period                                      $  10.33       $  10.15            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,619          5,033            N/A            N/A
JNL/MCM S&P 400 MidCap Index Division(677)
  Accumulation unit value:
    Beginning of period                                $  12.43       $  11.41            N/A            N/A
    End of period                                      $  13.56       $  12.43            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,877          4,237            N/A            N/A
JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Value
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/PIMCO Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                $  12.76            N/A            N/A            N/A
    End of period                                      $  12.86            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      702            N/A            N/A            N/A
JNL/MCM Small Cap Index Division(677)
  Accumulation unit value:
    Beginning of period                                $  12.73       $  11.64            N/A            N/A
    End of period                                      $  12.94       $  12.73            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,879          4,151            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division(677)
  Accumulation unit value:
    Beginning of period                                $  13.14       $  11.72            N/A            N/A
    End of period                                      $  14.51       $  13.14            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,774          4,125            N/A            N/A
JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Bond Index Division(677)
  Accumulation unit value:
    Beginning of period                                $  10.74       $  10.68            N/A            N/A
    End of period                                      $  10.66       $  10.74            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,160          4,526            N/A            N/A
JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Dow(SM) 10 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Global 15 Division
  Accumulation unit value:
    Beginning of period                                $  11.41            N/A            N/A            N/A
    End of period                                      $  11.90            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       82            N/A            N/A            N/A
JNL/MCM 25 Division
  Accumulation unit value:
    Beginning of period                                $  10.61            N/A            N/A            N/A
    End of period                                      $  10.65            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/MCM Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Technology Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Financial Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Oil & Gas Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Communications Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P(R) 10 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Real Estate Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Value Line 25 Division
  Accumulation unit value:
    Beginning of period                                $  11.95            N/A            N/A            N/A
    End of period                                      $  15.42            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,270            N/A            N/A            N/A
JNL/MCM JNL 5 Division
  Accumulation unit value:
    Beginning of period                                $  10.85            N/A            N/A            N/A
    End of period                                      $  11.73            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   17,909            N/A            N/A            N/A
JNL/MCM VIP Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Managed Moderate Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.595%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(682)
  Accumulation unit value:
    Beginning of period                                $   7.78       $   7.15            N/A            N/A
    End of period                                      $   7.91       $   7.78            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,165          1,738            N/A            N/A
JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Balanced Division(682)
  Accumulation unit value:
    Beginning of period                                $  20.52       $  19.43            N/A            N/A
    End of period                                      $  21.06       $  20.52            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      486            943            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Money Market Division
  Accumulation unit value:
    Beginning of period                                $  10.88            N/A            N/A            N/A
    End of period                                      $  10.91            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/PPM America High Yield Bond
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division(697)
  Accumulation unit value:
    Beginning of period                                $  13.89       $  13.87            N/A            N/A
    End of period                                      $  13.85       $  13.89            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,273          1,382            N/A            N/A
JNL/Salomon Brothers Strategic
Bond Division(568)
  Accumulation unit value:
    Beginning of period                                $  16.60       $  15.75            N/A            N/A
    End of period                                      $  16.60       $  16.60            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,013          1,281            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(682)
  Accumulation unit value:
    Beginning of period                                $  22.98       $  20.82            N/A            N/A
    End of period                                      $  23.76       $  22.98            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,004            534            N/A            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division(435)
  Accumulation unit value:
    Beginning of period                                $  29.84       $  25.95        $ 24.31            N/A
    End of period                                      $  33.17       $  29.84        $ 25.95            N/A
  Accumulation units outstanding
  at the end of period                                      459            328             40            N/A
JNL/JPMorgan International Equity
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Eagle Core Equity Division(682)
  Accumulation unit value:
    Beginning of period                                $  15.57       $  14.17            N/A            N/A
    End of period                                      $  15.68       $  15.57            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,514          1,792            N/A            N/A
JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                $  16.46            N/A            N/A            N/A
    End of period                                      $  17.71            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division
  Accumulation unit value:
    Beginning of period                                $  11.39            N/A            N/A            N/A
    End of period                                      $  12.06            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,552            N/A            N/A            N/A
JNL/S&P Managed Growth Division(522)
  Accumulation unit value:
    Beginning of period                                $  11.91       $  11.15            N/A            N/A
    End of period                                      $  12.47       $  11.91            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   10,997          3,693            N/A            N/A
JNL/S&P Managed Aggressive Growth
Division(674)
  Accumulation unit value:
    Beginning of period                                $  11.70       $  10.78            N/A            N/A
    End of period                                      $  12.37       $  11.70            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,315          2,318            N/A            N/A
JNL/S&P Very Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Growth Division I(498)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.90            N/A            N/A
    End of period                                           N/A       $   9.70            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/S&P Equity Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(529)
  Accumulation unit value:
    Beginning of period                                $  10.15       $   9.79            N/A            N/A
    End of period                                      $  10.32       $  10.15            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   14,647          8,573            N/A            N/A
JNL/MCM S&P 400 MidCap Index Division(529)
  Accumulation unit value:
    Beginning of period                                $  12.42       $  11.65            N/A            N/A
    End of period                                      $  13.55       $  12.42            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    9,635          5,629            N/A            N/A
JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Value
Division(435)
  Accumulation unit value:
    Beginning of period                                $   9.65       $   8.08        $  7.39            N/A
    End of period                                      $  11.14       $   9.65        $  8.08            N/A
  Accumulation units outstanding
  at the end of period                                    3,904            628            139            N/A
JNL/PIMCO Total Return Bond Division(663)
  Accumulation unit value:
    Beginning of period                                $  12.87       $  12.84            N/A            N/A
    End of period                                      $  12.83       $  12.87            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   23,693         17,571            N/A            N/A
JNL/MCM Small Cap Index Division(529)
  Accumulation unit value:
    Beginning of period                                $  12.73       $  11.89            N/A            N/A
    End of period                                      $  12.92       $  12.73            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   13,820          6,946            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division(498)
  Accumulation unit value:
    Beginning of period                                $  13.13       $  11.60            N/A            N/A
    End of period                                      $  14.49       $  13.13            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,739             56            N/A            N/A
JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Lazard Mid Cap Value Division(498)
  Accumulation unit value:
    Beginning of period                                $  15.89       $  13.44            N/A            N/A
    End of period                                      $  16.85       $  15.89            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       37             --            N/A            N/A
JNL/MCM Bond Index Division
  Accumulation unit value:
    Beginning of period                                $  10.76            N/A            N/A            N/A
    End of period                                      $  10.65            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,691            N/A            N/A            N/A
JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division(682)
  Accumulation unit value:
    Beginning of period                                $  12.05       $  11.83            N/A            N/A
    End of period                                      $  11.94       $  12.05            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   10,342          5,908            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Dow(SM) 10 Division(568)
  Accumulation unit value:
    Beginning of period                                $   9.02       $   8.69            N/A            N/A
    End of period                                      $   8.29       $   9.02            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   14,126          3,330            N/A            N/A
JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/T. Rowe Price Value Division(568)
  Accumulation unit value:
    Beginning of period                                $  12.50       $  11.22            N/A            N/A
    End of period                                      $  12.93       $  12.50            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,962          2,313            N/A            N/A
JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                $  11.53            N/A            N/A            N/A
    End of period                                      $  12.03            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,146            N/A            N/A            N/A
JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Value Division(435)
  Accumulation unit value:
    Beginning of period                                $  16.01       $  14.32        $ 13.11            N/A
    End of period                                      $  16.87       $  16.01        $ 14.32            N/A
  Accumulation units outstanding
  at the end of period                                    1,863            601             75            N/A
JNL/MCM Global 15 Division(724)
  Accumulation unit value:
    Beginning of period                                $  11.06       $  10.95            N/A            N/A
    End of period                                      $  11.88       $  11.06            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    9,236          1,611            N/A            N/A
JNL/MCM 25 Division(498)
  Accumulation unit value:
    Beginning of period                                $  11.25       $   9.46            N/A            N/A
    End of period                                      $  10.64       $  11.25            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   11,244          2,728            N/A            N/A
JNL/MCM Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                $   9.78            N/A            N/A            N/A
    End of period                                      $   9.72            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(498)
  Accumulation unit value:
    Beginning of period                                $  17.30       $  15.96            N/A            N/A
    End of period                                      $  18.36       $  17.30            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,854            652            N/A            N/A
JNL/MCM Technology Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Healthcare Sector Division(736)
  Accumulation unit value:
    Beginning of period                                $  10.12       $  10.16            N/A            N/A
    End of period                                      $  10.61       $  10.12            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       88             15            N/A            N/A
JNL/MCM Financial Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Oil & Gas Sector Division(568)
  Accumulation unit value:
    Beginning of period                                $  16.34       $  13.46            N/A            N/A
    End of period                                      $  21.78       $  16.34            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,918          1,264            N/A            N/A
JNL/MCM Communications Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(724)
  Accumulation unit value:
    Beginning of period                                $   9.35       $   9.10            N/A            N/A
    End of period                                      $  12.51       $   9.35            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    8,608          1,309            N/A            N/A
JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Large Cap Growth Division(682)
  Accumulation unit value:
    Beginning of period                                $  10.77       $   9.88            N/A            N/A
    End of period                                      $  11.25       $  10.77            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,755            376            N/A            N/A
JNL/AIM Real Estate Division(853)
  Accumulation unit value:
    Beginning of period                                $  10.82            N/A            N/A            N/A
    End of period                                      $  11.50            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,730            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division(911)
  Accumulation unit value:
    Beginning of period                                $  11.10            N/A            N/A            N/A
    End of period                                      $  11.20            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,218            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(911)
  Accumulation unit value:
    Beginning of period                                $  10.85            N/A            N/A            N/A
    End of period                                      $  10.84            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,322            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division(724)
  Accumulation unit value:
    Beginning of period                                $  10.80       $  10.84            N/A            N/A
    End of period                                      $  10.42       $  10.80            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,382            160            N/A            N/A
JNL/MCM Value Line 25 Division(724)
  Accumulation unit value:
    Beginning of period                                $  11.40       $  11.20            N/A            N/A
    End of period                                      $  15.42       $  11.40            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,361          1,062            N/A            N/A
JNL/MCM JNL 5 Division(724)
  Accumulation unit value:
    Beginning of period                                $  10.88       $  10.65            N/A            N/A
    End of period                                      $  11.73       $  10.88            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   58,571            231            N/A            N/A
JNL/MCM VIP Division(724)
  Accumulation unit value:
    Beginning of period                                $  11.05       $  10.86            N/A            N/A
    End of period                                      $  11.82       $  11.05            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,330            387            N/A            N/A
JNL/S&P Managed Moderate Division(688)
  Accumulation unit value:
    Beginning of period                                $  10.47       $   9.91            N/A            N/A
    End of period                                      $  10.72       $  10.47            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   22,132         15,834            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division
  Accumulation unit value:
    Beginning of period                                $  10.17            N/A            N/A            N/A
    End of period                                      $  10.40            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   11,261            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.60%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(490)
  Accumulation unit value:
    Beginning of period                                $   7.78       $   7.27            N/A            N/A
    End of period                                      $   7.90       $   7.78            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,729             --            N/A            N/A
JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                $  17.71            N/A            N/A            N/A
    End of period                                      $  19.36            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,531            N/A            N/A            N/A
JNL/Select Large Cap Growth Division(708)
  Accumulation unit value:
    Beginning of period                                $  23.26       $  22.49            N/A            N/A
    End of period                                      $  23.72       $  23.26            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      888            114            N/A            N/A
JNL/Select Global Growth Division(716)
  Accumulation unit value:
    Beginning of period                                $  20.67       $  20.54            N/A            N/A
    End of period                                      $  20.53       $  20.67            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,154            487            N/A            N/A
JNL/Select Balanced Division(608)
  Accumulation unit value:
    Beginning of period                                $  20.51       $  19.19            N/A            N/A
    End of period                                      $  21.05       $  20.51            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   14,899          6,453            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Money Market Division
  Accumulation unit value:
    Beginning of period                                $  10.88            N/A            N/A            N/A
    End of period                                      $  10.91            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    9,538            N/A            N/A            N/A
JNL/PPM America High Yield Bond
Division(490)
  Accumulation unit value:
    Beginning of period                                     N/A       $  14.13            N/A            N/A
    End of period                                           N/A       $  14.32            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division(608)
  Accumulation unit value:
    Beginning of period                                $  13.88       $  13.44            N/A            N/A
    End of period                                      $  13.84       $  13.88            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,203          2,530            N/A            N/A
JNL/Salomon Brothers Strategic
Bond Division(569)
  Accumulation unit value:
    Beginning of period                                $  16.60       $  15.75            N/A            N/A
    End of period                                      $  16.60       $  16.60            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    8,380          4,107            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(569)
  Accumulation unit value:
    Beginning of period                                $  22.97       $  21.15            N/A            N/A
    End of period                                      $  23.75       $  22.97            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,431             --            N/A            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division(569)
  Accumulation unit value:
    Beginning of period                                $  29.82       $  26.21            N/A            N/A
    End of period                                      $  33.15       $  29.82            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,679          1,117            N/A            N/A
JNL/JPMorgan International Equity
Division(569)
  Accumulation unit value:
    Beginning of period                                $  12.01       $  10.49            N/A            N/A
    End of period                                      $  12.95       $  12.01            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --             --            N/A            N/A
JNL/Alger Growth Division(568)
  Accumulation unit value:
    Beginning of period                                $  15.62       $  14.92            N/A            N/A
    End of period                                      $  17.10       $  15.62            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,729             --            N/A            N/A
JNL/Eagle Core Equity Division(708)
  Accumulation unit value:
    Beginning of period                                $  15.56       $  15.15            N/A            N/A
    End of period                                      $  15.67       $  15.56            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      485            254            N/A            N/A
JNL/Eagle SmallCap Equity Division(556)
  Accumulation unit value:
    Beginning of period                                $  17.72       $  16.42            N/A            N/A
    End of period                                      $  17.70       $  17.72            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,050             --            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(139)
  Accumulation unit value:
    Beginning of period                                $  11.63       $  10.89            N/A            N/A
    End of period                                      $  12.06       $  11.63            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   73,492             --            N/A            N/A
JNL/S&P Managed Growth Division(729)
  Accumulation unit value:
    Beginning of period                                $  11.91       $  11.72            N/A            N/A
    End of period                                      $  12.47       $  11.91            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    8,661          3,003            N/A            N/A
JNL/S&P Managed Aggressive Growth
Division(729)
  Accumulation unit value:
    Beginning of period                                $  11.69       $  11.50            N/A            N/A
    End of period                                      $  12.36       $  11.69            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,256          1,530            N/A            N/A
JNL/S&P Very Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(490)
  Accumulation unit value:
    Beginning of period                                $  10.15       $   9.57            N/A            N/A
    End of period                                      $  10.32       $  10.15            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   18,229          9,954            N/A            N/A
JNL/MCM S&P 400 MidCap Index Division(490)
  Accumulation unit value:
    Beginning of period                                $  12.41       $  11.15            N/A            N/A
    End of period                                      $  13.55       $  12.41            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    9,582          2,468            N/A            N/A
JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Value
Division(569)
  Accumulation unit value:
    Beginning of period                                $   9.64       $   8.27            N/A            N/A
    End of period                                      $  11.14       $   9.64            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,705             --            N/A            N/A
JNL/PIMCO Total Return Bond Division(569)
  Accumulation unit value:
    Beginning of period                                $  12.87       $  12.54            N/A            N/A
    End of period                                      $  12.83       $  12.87            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   15,942          6,621            N/A            N/A
JNL/MCM Small Cap Index Division(490)
  Accumulation unit value:
    Beginning of period                                $  12.72       $  11.46            N/A            N/A
    End of period                                      $  12.92       $  12.72            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    9,656          3,938            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division(490)
  Accumulation unit value:
    Beginning of period                                $  13.12       $  11.47            N/A            N/A
    End of period                                      $  14.49       $  13.12            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    9,554          3,049            N/A            N/A
JNL/Lazard Small Cap Value Division(490)
  Accumulation unit value:
    Beginning of period                                $  13.48       $  12.31            N/A            N/A
    End of period                                      $  13.75       $  13.48            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,376            195            N/A            N/A
JNL/Lazard Mid Cap Value Division(490)
  Accumulation unit value:
    Beginning of period                                $  15.88       $  13.18            N/A            N/A
    End of period                                      $  16.84       $  15.88            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,982          3,051            N/A            N/A
JNL/MCM Bond Index Division(705)
  Accumulation unit value:
    Beginning of period                                $  10.73       $  10.71            N/A            N/A
    End of period                                      $  10.64       $  10.73            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    9,070          3,649            N/A            N/A
JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division(674)
  Accumulation unit value:
    Beginning of period                                $  12.05       $  11.75            N/A            N/A
    End of period                                      $  11.94       $  12.05            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    6,885          7,175            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Dow(SM) 10 Division(556)
  Accumulation unit value:
    Beginning of period                                $   9.02       $   8.81            N/A            N/A
    End of period                                      $   8.29       $   9.02            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   71,613         11,241            N/A            N/A
JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                $   7.38            N/A            N/A            N/A
    End of period                                      $   7.83            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      653            N/A            N/A            N/A
JNL/T. Rowe Price Value Division(569)
  Accumulation unit value:
    Beginning of period                                $  12.50       $  11.15            N/A            N/A
    End of period                                      $  12.93       $  12.50            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   16,601            212            N/A            N/A
JNL/FMR Balanced Division(568)
  Accumulation unit value:
    Beginning of period                                $   9.64       $   8.96            N/A            N/A
    End of period                                      $  10.34       $   9.64            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    9,849          4,225            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(490)
  Accumulation unit value:
    Beginning of period                                $  10.85       $   9.61            N/A            N/A
    End of period                                      $  12.02       $  10.85            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    7,138             --            N/A            N/A
JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Value Division
  Accumulation unit value:
    Beginning of period                                $  15.96            N/A            N/A            N/A
    End of period                                      $  16.87            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,744            N/A            N/A            N/A
JNL/MCM Global 15 Division(556)
  Accumulation unit value:
    Beginning of period                                $  11.06       $   9.77            N/A            N/A
    End of period                                      $  11.88       $  11.06            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   60,026         13,996            N/A            N/A
JNL/MCM 25 Division(556)
  Accumulation unit value:
    Beginning of period                                $  11.24       $   9.84            N/A            N/A
    End of period                                      $  10.64       $  11.24            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   50,542          7,975            N/A            N/A
JNL/MCM Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                $  10.19            N/A            N/A            N/A
    End of period                                      $   9.72            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(557)
  Accumulation unit value:
    Beginning of period                                $  17.30       $  15.54            N/A            N/A
    End of period                                      $  18.36       $  17.30            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   29,717          4,289            N/A            N/A
JNL/MCM Technology Sector Division(720)
  Accumulation unit value:
    Beginning of period                                $   5.37       $   5.36            N/A            N/A
    End of period                                      $   5.36       $   5.37            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,625            518            N/A            N/A
JNL/MCM Healthcare Sector Division(720)
  Accumulation unit value:
    Beginning of period                                $  10.11       $   9.64            N/A            N/A
    End of period                                      $  10.61       $  10.11            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      328            275            N/A            N/A
JNL/MCM Financial Sector Division
  Accumulation unit value:
    Beginning of period                                $  11.15            N/A            N/A            N/A
    End of period                                      $  11.77            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       40            N/A            N/A            N/A
JNL/MCM Oil & Gas Sector Division(711)
  Accumulation unit value:
    Beginning of period                                $  16.33       $  16.60            N/A            N/A
    End of period                                      $  21.76       $  16.33            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,358          3,939            N/A            N/A
JNL/MCM Communications Sector Division
  Accumulation unit value:
    Beginning of period                                $   4.12            N/A            N/A            N/A
    End of period                                      $   4.20            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      727            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(556)
  Accumulation unit value:
    Beginning of period                                $   9.35       $   8.30            N/A            N/A
    End of period                                      $  12.51       $   9.35            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   46,037          7,680            N/A            N/A
JNL/AIM Premier Equity II Division(568)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.07            N/A            N/A
    End of period                                           N/A       $   8.96            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/AIM Small Cap Growth Division(568)
  Accumulation unit value:
    Beginning of period                                $  11.48       $  10.84            N/A            N/A
    End of period                                      $  12.13       $  11.48            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,383             --            N/A            N/A
JNL/AIM Large Cap Growth Division(568)
  Accumulation unit value:
    Beginning of period                                $  10.77       $  10.16            N/A            N/A
    End of period                                      $  11.25       $  10.77            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,543             --            N/A            N/A
JNL/AIM Real Estate Division(846)
  Accumulation unit value:
    Beginning of period                                $  10.62            N/A            N/A            N/A
    End of period                                      $  11.50            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,893            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division(846)
  Accumulation unit value:
    Beginning of period                                $  10.53            N/A            N/A            N/A
    End of period                                      $  11.20            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    9,684            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(886)
  Accumulation unit value:
    Beginning of period                                $  10.79            N/A            N/A            N/A
    End of period                                      $  10.84            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,289            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division(724)
  Accumulation unit value:
    Beginning of period                                $  10.80       $  10.84            N/A            N/A
    End of period                                      $  10.42       $  10.80            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      904            332            N/A            N/A
JNL/MCM Value Line 25 Division
  Accumulation unit value:
    Beginning of period                                $  11.22            N/A            N/A            N/A
    End of period                                      $  15.42            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   42,204            N/A            N/A            N/A
JNL/MCM JNL 5 Division(709)
  Accumulation unit value:
    Beginning of period                                $  10.88       $  10.39            N/A            N/A
    End of period                                      $  11.73       $  10.88            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  152,332          2,888            N/A            N/A
JNL/MCM VIP Division(720)
  Accumulation unit value:
    Beginning of period                                $  11.05       $  10.65            N/A            N/A
    End of period                                      $  11.82       $  11.05            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   40,692          1,175            N/A            N/A
JNL/S&P Managed Moderate Division(729)
  Accumulation unit value:
    Beginning of period                                $  10.47       $  10.37            N/A            N/A
    End of period                                      $  10.72       $  10.47            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   69,034          1,696            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division(729)
  Accumulation unit value:
    Beginning of period                                $  10.29       $  10.23            N/A            N/A
    End of period                                      $  10.40       $  10.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   22,666          9,287            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.605%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Balanced Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Money Market Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/PPM America High Yield Bond
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers Strategic
Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Equity
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Managed Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Managed Aggressive Growth
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Very Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM S&P 400 MidCap Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Value
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/PIMCO Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Bond Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Dow(SM) 10 Division(629)
  Accumulation unit value:
    Beginning of period                                $   9.01       $   8.42            N/A            N/A
    End of period                                      $   8.28       $   9.01            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      756            634            N/A            N/A
JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Global 15 Division(629)
  Accumulation unit value:
    Beginning of period                                $  11.06       $   9.26            N/A            N/A
    End of period                                      $  11.87       $  11.06            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      567            576            N/A            N/A
JNL/MCM 25 Division(629)
  Accumulation unit value:
    Beginning of period                                $  11.24       $   9.96            N/A            N/A
    End of period                                      $  10.63       $  11.24            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      590            536            N/A            N/A
JNL/MCM Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(629)
  Accumulation unit value:
    Beginning of period                                $  17.29       $  14.33            N/A            N/A
    End of period                                      $  18.35       $  17.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      349            373            N/A            N/A
JNL/MCM Technology Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Financial Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Oil & Gas Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Communications Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(629)
  Accumulation unit value:
    Beginning of period                                $   9.35       $   7.97            N/A            N/A
    End of period                                      $  12.51       $   9.35            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      571            670            N/A            N/A
JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Real Estate Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Value Line 25 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM JNL 5 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM VIP Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Managed Moderate Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.61%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(381)
  Accumulation unit value:
    Beginning of period                                $   7.78       $   7.17        $  6.29            N/A
    End of period                                      $   7.90       $   7.78        $  7.17            N/A
  Accumulation units outstanding
  at the end of period                                   36,910         45,510         20,419            N/A
JNL/FMR Capital Growth Division(383)
  Accumulation unit value:
    Beginning of period                                $  18.70       $  16.26        $ 14.17            N/A
    End of period                                      $  19.34       $  18.70        $ 16.26            N/A
  Accumulation units outstanding
  at the end of period                                    2,011          2,345            659            N/A
JNL/Select Large Cap Growth Division(383)
  Accumulation unit value:
    Beginning of period                                $  23.24       $  21.36        $ 18.62            N/A
    End of period                                      $  23.70       $  23.24        $ 21.36            N/A
  Accumulation units outstanding
  at the end of period                                    3,669          5,405          1,061            N/A
JNL/Select Global Growth Division(593)
  Accumulation unit value:
    Beginning of period                                $  20.65       $  18.88            N/A            N/A
    End of period                                      $  20.51       $  20.65            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,625          6,210            N/A            N/A
JNL/Select Balanced Division(415)
  Accumulation unit value:
    Beginning of period                                $  20.49       $  18.97        $ 17.69            N/A
    End of period                                      $  21.02       $  20.49        $ 18.97            N/A
  Accumulation units outstanding
  at the end of period                                   26,103         23,860          4,492            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division(387)
  Accumulation unit value:
    Beginning of period                                $  17.97       $  16.32        $ 14.37            N/A
    End of period                                      $  19.04       $  17.97        $ 16.32            N/A
  Accumulation units outstanding
  at the end of period                                    6,777          7,612          5,186            N/A
JNL/Putnam Value Equity Division(305)
  Accumulation unit value:
    Beginning of period                                $  17.64       $  16.50        $ 12.99            N/A
    End of period                                      $  18.03       $  17.64        $ 16.50            N/A
  Accumulation units outstanding
  at the end of period                                    9,384         11,234         11,976            N/A
JNL/Select Money Market Division(412)
  Accumulation unit value:
    Beginning of period                                $  10.89       $  11.09        $ 11.16            N/A
    End of period                                      $  10.90       $  10.89        $ 11.09            N/A
  Accumulation units outstanding
  at the end of period                                   20,099         50,276             --            N/A
JNL/PPM America High Yield Bond
Division(383)
  Accumulation unit value:
    Beginning of period                                     N/A       $  13.96        $ 12.87            N/A
    End of period                                           N/A       $  14.31        $ 13.96            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --          6,348            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division(383)
  Accumulation unit value:
    Beginning of period                                $  13.87       $  13.71        $ 13.38            N/A
    End of period                                      $  13.83       $  13.87        $ 13.71            N/A
  Accumulation units outstanding
  at the end of period                                   16,793         15,224          3,222            N/A
JNL/Salomon Brothers Strategic
Bond Division(383)
  Accumulation unit value:
    Beginning of period                                $  16.58       $  15.92        $ 15.08            N/A
    End of period                                      $  16.58       $  16.58        $ 15.92            N/A
  Accumulation units outstanding
  at the end of period                                   40,690         25,423          1,614            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(383)
  Accumulation unit value:
    Beginning of period                                $  22.95       $  21.44        $ 19.13            N/A
    End of period                                      $  23.72       $  22.95        $ 21.44            N/A
  Accumulation units outstanding
  at the end of period                                   24,655         24,264          6,044            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division(305)
  Accumulation unit value:
    Beginning of period                                $  29.79       $  25.91        $ 18.82            N/A
    End of period                                      $  33.12       $  29.79        $ 25.91            N/A
  Accumulation units outstanding
  at the end of period                                   20,207         24,521          5,076            N/A
JNL/JPMorgan International Equity
Division(383)
  Accumulation unit value:
    Beginning of period                                $  12.00       $  10.59        $  8.92            N/A
    End of period                                      $  12.94       $  12.00        $ 10.59            N/A
  Accumulation units outstanding
  at the end of period                                    9,550         15,028          2,661            N/A
JNL/Alger Growth Division(305)
  Accumulation unit value:
    Beginning of period                                $  15.61       $  15.26        $ 11.61            N/A
    End of period                                      $  17.08       $  15.61        $ 15.26            N/A
  Accumulation units outstanding
  at the end of period                                    9,868          8,361          4,622            N/A
JNL/Eagle Core Equity Division(458)
  Accumulation unit value:
    Beginning of period                                $  15.55       $  15.01        $ 14.13            N/A
    End of period                                      $  15.66       $  15.55        $ 15.01            N/A
  Accumulation units outstanding
  at the end of period                                    9,766         11,226            564            N/A
JNL/Eagle SmallCap Equity Division(414)
  Accumulation unit value:
    Beginning of period                                $  17.70       $  15.30        $ 15.01            N/A
    End of period                                      $  17.68       $  17.70        $ 15.30            N/A
  Accumulation units outstanding
  at the end of period                                    5,278          7,933          3,966            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(362)
  Accumulation unit value:
    Beginning of period                                $  11.62       $  10.88        $ 10.17            N/A
    End of period                                      $  12.05       $  11.62        $ 10.88            N/A
  Accumulation units outstanding
  at the end of period                                  391,350        368,038         35,508            N/A
JNL/S&P Managed Growth Division(362)
  Accumulation unit value:
    Beginning of period                                $  11.90       $  10.96        $ 10.04            N/A
    End of period                                      $  12.46       $  11.90        $ 10.96            N/A
  Accumulation units outstanding
  at the end of period                                  429,660        408,267        109,932            N/A
JNL/S&P Managed Aggressive Growth
Division(362)
  Accumulation unit value:
    Beginning of period                                $  11.69       $  10.65        $  9.54            N/A
    End of period                                      $  12.35       $  11.69        $ 10.65            N/A
  Accumulation units outstanding
  at the end of period                                  128,272        173,883         45,415            N/A
JNL/S&P Very Aggressive Growth
Division I(414)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.27        $  9.61            N/A
    End of period                                           N/A       $  10.42        $ 10.27            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --          1,772            N/A
JNL/S&P Equity Growth Division I(414)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.60        $  8.99            N/A
    End of period                                           N/A       $   9.69        $  9.60            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --          5,680            N/A
JNL/S&P Equity Aggressive Growth
Division I(518)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.21            N/A            N/A
    End of period                                           N/A       $   9.94            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(271)
  Accumulation unit value:
    Beginning of period                                $  10.14       $   9.46        $  7.29            N/A
    End of period                                      $  10.31       $  10.14        $  9.46            N/A
  Accumulation units outstanding
  at the end of period                                  231,196        223,551         28,658            N/A
JNL/MCM S&P 400 MidCap Index Division(271)
  Accumulation unit value:
    Beginning of period                                $  12.41       $  11.00        $  7.86            N/A
    End of period                                      $  13.54       $  12.41        $ 11.00            N/A
  Accumulation units outstanding
  at the end of period                                  102,936         87,918         15,506            N/A
JNL/Alliance Capital Growth Division(383)
  Accumulation unit value:
    Beginning of period                                $   9.14       $   8.83        $  8.01            N/A
    End of period                                      $   8.28       $   9.14        $  8.83            N/A
  Accumulation units outstanding
  at the end of period                                       --          4,115            717            N/A
JNL/JPMorgan International Value
Division(305)
  Accumulation unit value:
    Beginning of period                                $   9.63       $   8.07        $  5.61            N/A
    End of period                                      $  11.13       $   9.63        $  8.07            N/A
  Accumulation units outstanding
  at the end of period                                   62,260         40,184          3,121            N/A
JNL/PIMCO Total Return Bond Division(305)
  Accumulation unit value:
    Beginning of period                                $  12.86       $  12.64        $ 12.52            N/A
    End of period                                      $  12.82       $  12.86        $ 12.64            N/A
  Accumulation units outstanding
  at the end of period                                   73,697         48,716         14,714            N/A
JNL/MCM Small Cap Index Division(271)
  Accumulation unit value:
    Beginning of period                                $  12.72       $  11.12        $  7.34            N/A
    End of period                                      $  12.92       $  12.72        $ 11.12            N/A
  Accumulation units outstanding
  at the end of period                                   96,854         88,659         14,484            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division(271)
  Accumulation unit value:
    Beginning of period                                $  13.12       $  11.27        $  8.02            N/A
    End of period                                      $  14.49       $  13.12        $ 11.27            N/A
  Accumulation units outstanding
  at the end of period                                  103,531         89,043         13,662            N/A
JNL/Lazard Small Cap Value Division(305)
  Accumulation unit value:
    Beginning of period                                $  13.47       $  11.99        $  8.44            N/A
    End of period                                      $  13.74       $  13.47        $ 11.99            N/A
  Accumulation units outstanding
  at the end of period                                   34,788         34,221          5,528            N/A
JNL/Lazard Mid Cap Value Division(305)
  Accumulation unit value:
    Beginning of period                                $  15.87       $  13.06        $ 10.01            N/A
    End of period                                      $  16.83       $  15.87        $ 13.06            N/A
  Accumulation units outstanding
  at the end of period                                   64,344         47,356          8,803            N/A
JNL/MCM Bond Index Division(271)
  Accumulation unit value:
    Beginning of period                                $  10.72       $  10.62        $ 10.62            N/A
    End of period                                      $  10.64       $  10.72        $ 10.62            N/A
  Accumulation units outstanding
  at the end of period                                   90,805         79,764         11,896            N/A
JNL/S&P Core Index 100 Division(401)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.04        $  9.28            N/A
    End of period                                           N/A       $  10.14        $ 10.04            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --          7,825            N/A
JNL/Salomon Brothers High Yield
Bond Division(674)
  Accumulation unit value:
    Beginning of period                                $  12.04       $  11.74            N/A            N/A
    End of period                                      $  11.93       $  12.04            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   60,132         54,133            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division(488)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.86            N/A            N/A
    End of period                                           N/A       $   9.86            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/S&P Core Index 75 Division(514)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.29            N/A            N/A
    End of period                                           N/A       $  10.04            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/MCM Dow(SM) 10 Division(271)
  Accumulation unit value:
    Beginning of period                                $   9.01       $   8.99        $  6.56            N/A
    End of period                                      $   8.28       $   9.01        $  8.99            N/A
  Accumulation units outstanding
  at the end of period                                  328,357        268,892         63,020            N/A
JNL/Putnam Midcap Growth Division(305)
  Accumulation unit value:
    Beginning of period                                $   7.16       $   6.20        $  4.69            N/A
    End of period                                      $   7.82       $   7.16        $  6.20            N/A
  Accumulation units outstanding
  at the end of period                                   26,531         32,583         13,327            N/A
JNL/T. Rowe Price Value Division(377)
  Accumulation unit value:
    Beginning of period                                $  12.49       $  11.13        $  9.71            N/A
    End of period                                      $  12.92       $  12.49        $ 11.13            N/A
  Accumulation units outstanding
  at the end of period                                   47,007         36,571          7,568            N/A
JNL/FMR Balanced Division(377)
  Accumulation unit value:
    Beginning of period                                $   9.63       $   9.04        $  8.50            N/A
    End of period                                      $  10.33       $   9.63        $  9.04            N/A
  Accumulation units outstanding
  at the end of period                                   26,785         37,897          6,906            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(414)
  Accumulation unit value:
    Beginning of period                                $  10.85       $   9.44        $  8.48            N/A
    End of period                                      $  12.02       $  10.85        $  9.44            N/A
  Accumulation units outstanding
  at the end of period                                   29,219         15,145          4,967            N/A
JNL/Oppenheimer Growth Division(430)
  Accumulation unit value:
    Beginning of period                                $   7.85       $   7.73        $  7.77            N/A
    End of period                                      $   8.35       $   7.85        $  7.73            N/A
  Accumulation units outstanding
  at the end of period                                    8,877         16,561          5,397            N/A
JNL/Select Value Division(478)
  Accumulation unit value:
    Beginning of period                                $  16.00       $  14.31        $ 13.73            N/A
    End of period                                      $  16.86       $  16.00        $ 14.31            N/A
  Accumulation units outstanding
  at the end of period                                   22,216         17,975          1,060            N/A
JNL/MCM Global 15 Division(271)
  Accumulation unit value:
    Beginning of period                                $  11.06       $   8.86        $  6.17            N/A
    End of period                                      $  11.87       $  11.06        $  8.86            N/A
  Accumulation units outstanding
  at the end of period                                  289,407        258,051         44,163            N/A
JNL/MCM 25 Division(271)
  Accumulation unit value:
    Beginning of period                                $  11.24       $   9.46        $  6.64            N/A
    End of period                                      $  10.63       $  11.24        $  9.46            N/A
  Accumulation units outstanding
  at the end of period                                  284,391        287,783         52,839            N/A
JNL/MCM Consumer Brands Sector
Division(590)
  Accumulation unit value:
    Beginning of period                                $  10.22       $   9.40            N/A            N/A
    End of period                                      $   9.71       $  10.22            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    9,617          6,162            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(271)
  Accumulation unit value:
    Beginning of period                                $  17.29       $  15.76        $ 10.23            N/A
    End of period                                      $  18.35       $  17.29        $ 15.76            N/A
  Accumulation units outstanding
  at the end of period                                  153,076        121,721         24,312            N/A
JNL/MCM Technology Sector Division(543)
  Accumulation unit value:
    Beginning of period                                $   5.37       $   5.08            N/A            N/A
    End of period                                      $   5.36       $   5.37            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   10,591            808            N/A            N/A
JNL/MCM Healthcare Sector Division(538)
  Accumulation unit value:
    Beginning of period                                $  10.11       $  10.07            N/A            N/A
    End of period                                      $  10.60       $  10.11            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   29,856         19,948            N/A            N/A
JNL/MCM Financial Sector Division(543)
  Accumulation unit value:
    Beginning of period                                $  11.38       $  10.47            N/A            N/A
    End of period                                      $  11.76       $  11.38            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   24,175         21,166            N/A            N/A
JNL/MCM Oil & Gas Sector Division(541)
  Accumulation unit value:
    Beginning of period                                $  16.32       $  13.09            N/A            N/A
    End of period                                      $  21.76       $  16.32            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  157,583         55,492            N/A            N/A
JNL/MCM Communications Sector
Division(590)
  Accumulation unit value:
    Beginning of period                                $   4.27       $   3.77            N/A            N/A
    End of period                                      $   4.20       $   4.27            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,782         89,770            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(271)
  Accumulation unit value:
    Beginning of period                                $   9.35       $   8.16        $  6.51            N/A
    End of period                                      $  12.50       $   9.35        $  8.16            N/A
  Accumulation units outstanding
  at the end of period                                  299,140        222,449         52,344            N/A
JNL/AIM Premier Equity II Division(362)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.19        $  8.29            N/A
    End of period                                           N/A       $   8.96        $  9.19            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --         24,448            N/A
JNL/AIM Small Cap Growth Division(305)
  Accumulation unit value:
    Beginning of period                                $  11.48       $  11.03        $  7.82            N/A
    End of period                                      $  12.13       $  11.48        $ 11.03            N/A
  Accumulation units outstanding
  at the end of period                                    8,271          5,813          4,966            N/A
JNL/AIM Large Cap Growth Division(305)
  Accumulation unit value:
    Beginning of period                                $  10.76       $  10.04        $  8.00            N/A
    End of period                                      $  11.25       $  10.76        $ 10.04            N/A
  Accumulation units outstanding
  at the end of period                                   65,118         66,397         32,248            N/A
JNL/AIM Real Estate Division(836)
  Accumulation unit value:
    Beginning of period                                $  10.38            N/A            N/A            N/A
    End of period                                      $  11.50            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   19,876            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division(861)
  Accumulation unit value:
    Beginning of period                                $  10.69            N/A            N/A            N/A
    End of period                                      $  11.19            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    6,680            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(867)
  Accumulation unit value:
    Beginning of period                                $  10.87            N/A            N/A            N/A
    End of period                                      $  10.84            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    7,481            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division
  Accumulation unit value:
    Beginning of period                                $  10.72            N/A            N/A            N/A
    End of period                                      $  10.42            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   12,440            N/A            N/A            N/A
JNL/MCM Value Line 25 Division(723)
  Accumulation unit value:
    Beginning of period                                $  11.40       $  11.12            N/A            N/A
    End of period                                      $  15.41       $  11.40            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  115,015          1,763            N/A            N/A
JNL/MCM JNL 5 Division(681)
  Accumulation unit value:
    Beginning of period                                $  10.88       $   9.86            N/A            N/A
    End of period                                      $  11.73       $  10.88            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  140,131          2,006            N/A            N/A
JNL/MCM VIP Division
  Accumulation unit value:
    Beginning of period                                $  10.94            N/A            N/A            N/A
    End of period                                      $  11.82            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   27,725            N/A            N/A            N/A
JNL/S&P Managed Moderate Division
  Accumulation unit value:
    Beginning of period                                $  10.31            N/A            N/A            N/A
    End of period                                      $  10.71            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   18,358            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division(699)
  Accumulation unit value:
    Beginning of period                                $  10.29       $  10.12            N/A            N/A
    End of period                                      $  10.39       $  10.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   17,708          9,252            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.62%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Balanced Division
  Accumulation unit value:
    Beginning of period                                $  20.55            N/A            N/A            N/A
    End of period                                      $  21.00            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Money Market Division(541)
  Accumulation unit value:
    Beginning of period                                $  10.88       $  11.03            N/A            N/A
    End of period                                      $  10.88       $  10.88            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --             --            N/A            N/A
JNL/PPM America High Yield Bond
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers Strategic
Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Equity
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division
  Accumulation unit value:
    Beginning of period                                $  11.43            N/A            N/A            N/A
    End of period                                      $  12.04            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,136            N/A            N/A            N/A
JNL/S&P Managed Growth Division
  Accumulation unit value:
    Beginning of period                                $  11.60            N/A            N/A            N/A
    End of period                                      $  12.45            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,344            N/A            N/A            N/A
JNL/S&P Managed Aggressive Growth
Division(532)
  Accumulation unit value:
    Beginning of period                                $  11.68       $  10.91            N/A            N/A
    End of period                                      $  12.34       $  11.68            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   11,325         11,717            N/A            N/A
JNL/S&P Very Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Growth Division I(543)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.45            N/A            N/A
    End of period                                           N/A       $   9.69            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/S&P Equity Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                $  10.04            N/A            N/A            N/A
    End of period                                      $  10.31            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,851            N/A            N/A            N/A
JNL/MCM S&P 400 MidCap Index Division
  Accumulation unit value:
    Beginning of period                                $  12.33            N/A            N/A            N/A
    End of period                                      $  13.53            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Value
Division
  Accumulation unit value:
    Beginning of period                                $   9.59            N/A            N/A            N/A
    End of period                                      $  11.12            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/PIMCO Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                $  12.40            N/A            N/A            N/A
    End of period                                      $  12.91            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      302            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division
  Accumulation unit value:
    Beginning of period                                $  12.92            N/A            N/A            N/A
    End of period                                      $  14.48            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      285            N/A            N/A            N/A
JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                $  15.62            N/A            N/A            N/A
    End of period                                      $  16.81            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      699            N/A            N/A            N/A
JNL/MCM Bond Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Dow(SM) 10 Division(546)
  Accumulation unit value:
    Beginning of period                                $   9.01       $   8.79            N/A            N/A
    End of period                                      $   8.28       $   9.01            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,923          1,747            N/A            N/A
JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Global 15 Division(546)
  Accumulation unit value:
    Beginning of period                                $  11.05       $   9.40            N/A            N/A
    End of period                                      $  11.86       $  11.05            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,532          1,618            N/A            N/A
JNL/MCM 25 Division(546)
  Accumulation unit value:
    Beginning of period                                $  11.23       $   9.65            N/A            N/A
    End of period                                      $  10.62       $  11.23            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,464          1,482            N/A            N/A
JNL/MCM Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(546)
  Accumulation unit value:
    Beginning of period                                $  17.28       $  15.32            N/A            N/A
    End of period                                      $  18.33       $  17.28            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      972          1,069            N/A            N/A
JNL/MCM Technology Sector Division
  Accumulation unit value:
    Beginning of period                                $   4.90            N/A            N/A            N/A
    End of period                                      $   5.36            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      919            N/A            N/A            N/A
JNL/MCM Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                $  10.58            N/A            N/A            N/A
    End of period                                      $  10.59            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/MCM Financial Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Oil & Gas Sector Division(643)
  Accumulation unit value:
    Beginning of period                                $  16.32       $  13.93            N/A            N/A
    End of period                                      $  21.74       $  16.32            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      240            278            N/A            N/A
JNL/MCM Communications Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(546)
  Accumulation unit value:
    Beginning of period                                $   9.34       $   8.26            N/A            N/A
    End of period                                      $  12.49       $   9.34            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,610          1,864            N/A            N/A
JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Real Estate Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Value Line 25 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM JNL 5 Division
  Accumulation unit value:
    Beginning of period                                $  10.60            N/A            N/A            N/A
    End of period                                      $  11.73            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    8,793            N/A            N/A            N/A
JNL/MCM VIP Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Managed Moderate Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division
  Accumulation unit value:
    Beginning of period                                $  10.24            N/A            N/A            N/A
    End of period                                      $  10.39            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,816            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.645%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Global Growth Division(678)
  Accumulation unit value:
    Beginning of period                                $  20.58       $  18.68            N/A            N/A
    End of period                                      $  20.43       $  20.58            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,003          1,395            N/A            N/A
JNL/Select Balanced Division
  Accumulation unit value:
    Beginning of period                                $  20.42            N/A            N/A            N/A
    End of period                                      $  20.95            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,419            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Money Market Division
  Accumulation unit value:
    Beginning of period                                $  10.83            N/A            N/A            N/A
    End of period                                      $  10.85            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,025            N/A            N/A            N/A
JNL/PPM America High Yield Bond
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division
  Accumulation unit value:
    Beginning of period                                $  13.84            N/A            N/A            N/A
    End of period                                      $  13.78            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,128            N/A            N/A            N/A
JNL/Salomon Brothers Strategic
Bond Division
  Accumulation unit value:
    Beginning of period                                $  16.32            N/A            N/A            N/A
    End of period                                      $  16.51            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,472            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division
  Accumulation unit value:
    Beginning of period                                $  29.82            N/A            N/A            N/A
    End of period                                      $  32.99            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      160            N/A            N/A            N/A
JNL/JPMorgan International Equity
Division
  Accumulation unit value:
    Beginning of period                                $  12.34            N/A            N/A            N/A
    End of period                                      $  12.89            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      474            N/A            N/A            N/A
JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(540)
  Accumulation unit value:
    Beginning of period                                $  11.59       $  10.88            N/A            N/A
    End of period                                      $  12.01       $  11.59            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   10,502         11,948            N/A            N/A
JNL/S&P Managed Growth Division(423)
  Accumulation unit value:
    Beginning of period                                $  11.87       $  10.94        $ 10.42            N/A
    End of period                                      $  12.42       $  11.87        $ 10.94            N/A
  Accumulation units outstanding
  at the end of period                                   27,941         16,125          3,207            N/A
JNL/S&P Managed Aggressive Growth
Division(423)
  Accumulation unit value:
    Beginning of period                                $  11.66       $  10.63        $  9.85            N/A
    End of period                                      $  12.32       $  11.66        $ 10.63            N/A
  Accumulation units outstanding
  at the end of period                                    8,899         14,384         15,561            N/A
JNL/S&P Very Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(338)
  Accumulation unit value:
    Beginning of period                                $  10.13       $   9.45        $  8.27            N/A
    End of period                                      $  10.30       $  10.13        $  9.45            N/A
  Accumulation units outstanding
  at the end of period                                   13,522         10,154          3,702            N/A
JNL/MCM S&P 400 MidCap Index Division(338)
  Accumulation unit value:
    Beginning of period                                $  12.40       $  10.99        $  9.18            N/A
    End of period                                      $  13.52       $  12.40        $ 10.99            N/A
  Accumulation units outstanding
  at the end of period                                    4,532          2,896          1,333            N/A
JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Value
Division
  Accumulation unit value:
    Beginning of period                                $   9.49            N/A            N/A            N/A
    End of period                                      $  11.10            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,456            N/A            N/A            N/A
JNL/PIMCO Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                $  12.94            N/A            N/A            N/A
    End of period                                      $  12.78            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      318            N/A            N/A            N/A
JNL/MCM Small Cap Index Division(525)
  Accumulation unit value:
    Beginning of period                                $  12.71       $  11.63            N/A            N/A
    End of period                                      $  12.90       $  12.71            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,357          1,528            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division(525)
  Accumulation unit value:
    Beginning of period                                $  13.11       $  11.63            N/A            N/A
    End of period                                      $  14.47       $  13.11            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,658          1,531            N/A            N/A
JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                $  13.37            N/A            N/A            N/A
    End of period                                      $  13.70            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      822            N/A            N/A            N/A
JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                $  15.93            N/A            N/A            N/A
    End of period                                      $  16.78            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      305            N/A            N/A            N/A
JNL/MCM Bond Index Division(338)
  Accumulation unit value:
    Beginning of period                                $  10.71       $  10.61        $ 10.84            N/A
    End of period                                      $  10.63       $  10.71        $ 10.61            N/A
  Accumulation units outstanding
  at the end of period                                    9,452          6,458          1,694            N/A
JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division
  Accumulation unit value:
    Beginning of period                                $  11.78            N/A            N/A            N/A
    End of period                                      $  11.89            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      171            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Dow(SM) 10 Division(423)
  Accumulation unit value:
    Beginning of period                                $   8.99       $   8.98        $  7.84            N/A
    End of period                                      $   8.26       $   8.99        $  8.98            N/A
  Accumulation units outstanding
  at the end of period                                   43,289         19,358          6,312            N/A
JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                                $  12.59            N/A            N/A            N/A
    End of period                                      $  12.89            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                $   9.39            N/A            N/A            N/A
    End of period                                      $  10.31            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,518            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                $  11.36            N/A            N/A            N/A
    End of period                                      $  12.00            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      197            N/A            N/A            N/A
JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Value Division
  Accumulation unit value:
    Beginning of period                                $  16.52            N/A            N/A            N/A
    End of period                                      $  16.84            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       99            N/A            N/A            N/A
JNL/MCM Global 15 Division(423)
  Accumulation unit value:
    Beginning of period                                $  11.04       $   8.84        $  8.39            N/A
    End of period                                      $  11.84       $  11.04        $  8.84            N/A
  Accumulation units outstanding
  at the end of period                                   26,276         16,205          5,934            N/A
JNL/MCM 25 Division(423)
  Accumulation unit value:
    Beginning of period                                $  11.22       $   9.45        $  8.12            N/A
    End of period                                      $  10.60       $  11.22        $  9.45            N/A
  Accumulation units outstanding
  at the end of period                                   24,633         16,173          6,054            N/A
JNL/MCM Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(423)
  Accumulation unit value:
    Beginning of period                                $  17.25       $  15.74        $ 14.18            N/A
    End of period                                      $  18.30       $  17.25        $ 15.74            N/A
  Accumulation units outstanding
  at the end of period                                   17,670         10,048          3,412            N/A
JNL/MCM Technology Sector Division(525)
  Accumulation unit value:
    Beginning of period                                $   5.36       $   5.46            N/A            N/A
    End of period                                      $   5.35       $   5.36            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    7,092          3,208            N/A            N/A
JNL/MCM Healthcare Sector Division(714)
  Accumulation unit value:
    Beginning of period                                $  10.09       $   9.53            N/A            N/A
    End of period                                      $  10.57       $  10.09            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,070          1,070            N/A            N/A
JNL/MCM Financial Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Oil & Gas Sector Division
  Accumulation unit value:
    Beginning of period                                $  20.21            N/A            N/A            N/A
    End of period                                      $  21.70            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    5,423            N/A            N/A            N/A
JNL/MCM Communications Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(423)
  Accumulation unit value:
    Beginning of period                                $   9.33       $   8.14        $  7.39            N/A
    End of period                                      $  12.47       $   9.33        $  8.14            N/A
  Accumulation units outstanding
  at the end of period                                   23,219         19,109          6,742            N/A
JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                $  10.67            N/A            N/A            N/A
    End of period                                      $  11.23            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      237            N/A            N/A            N/A
JNL/AIM Real Estate Division(867)
  Accumulation unit value:
    Beginning of period                                $  11.22            N/A            N/A            N/A
    End of period                                      $  11.50            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,832            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division(917)
  Accumulation unit value:
    Beginning of period                                $  10.93            N/A            N/A            N/A
    End of period                                      $  11.19            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      180            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(917)
  Accumulation unit value:
    Beginning of period                                $  10.51            N/A            N/A            N/A
    End of period                                      $  10.84            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      186            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division
  Accumulation unit value:
    Beginning of period                                $  10.07            N/A            N/A            N/A
    End of period                                      $  10.41            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,525            N/A            N/A            N/A
JNL/MCM Value Line 25 Division
  Accumulation unit value:
    Beginning of period                                $  12.24            N/A            N/A            N/A
    End of period                                      $  15.41            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   25,019            N/A            N/A            N/A
JNL/MCM JNL 5 Division(714)
  Accumulation unit value:
    Beginning of period                                $  10.88       $  10.55            N/A            N/A
    End of period                                      $  11.72       $  10.88            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  139,454         17,433            N/A            N/A
JNL/MCM VIP Division
  Accumulation unit value:
    Beginning of period                                $  10.92            N/A            N/A            N/A
    End of period                                      $  11.81            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/S&P Managed Moderate Division(737)
  Accumulation unit value:
    Beginning of period                                $  10.47       $  10.47            N/A            N/A
    End of period                                      $  10.71       $  10.47            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    7,015          7,015            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.65%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(391)
  Accumulation unit value:
    Beginning of period                                $   7.76       $   7.14        $  6.34            N/A
    End of period                                      $   7.88       $   7.76        $  7.14            N/A
  Accumulation units outstanding
  at the end of period                                      824            449             --            N/A
JNL/FMR Capital Growth Division(357)
  Accumulation unit value:
    Beginning of period                                $  18.62       $  16.21        $ 14.19            N/A
    End of period                                      $  19.26       $  18.62        $ 16.21            N/A
  Accumulation units outstanding
  at the end of period                                      282            282            282            N/A
JNL/Select Large Cap Growth Division(351)
  Accumulation unit value:
    Beginning of period                                $  23.15       $  21.29        $ 18.98            N/A
    End of period                                      $  23.60       $  23.15        $ 21.29            N/A
  Accumulation units outstanding
  at the end of period                                      422            422            422            N/A
JNL/Select Global Growth Division
  Accumulation unit value:
    Beginning of period                                $  19.12            N/A            N/A            N/A
    End of period                                      $  20.42            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/Select Balanced Division(360)
  Accumulation unit value:
    Beginning of period                                $  20.42       $  18.91        $ 17.67            N/A
    End of period                                      $  20.94       $  20.42        $ 18.91            N/A
  Accumulation units outstanding
  at the end of period                                       --            263             --            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division(357)
  Accumulation unit value:
    Beginning of period                                $  17.90       $  16.26        $ 14.48            N/A
    End of period                                      $  18.96       $  17.90        $ 16.26            N/A
  Accumulation units outstanding
  at the end of period                                      276            276            276            N/A
JNL/Putnam Value Equity Division(351)
  Accumulation unit value:
    Beginning of period                                $  17.58       $  16.44        $ 15.29            N/A
    End of period                                      $  17.96       $  17.58        $ 16.44            N/A
  Accumulation units outstanding
  at the end of period                                      267            267            267            N/A
JNL/Select Money Market Division(317)
  Accumulation unit value:
    Beginning of period                                $  10.85       $  11.05        $ 11.22            N/A
    End of period                                      $  10.85       $  10.85        $ 11.05            N/A
  Accumulation units outstanding
  at the end of period                                      739             --          5,888            N/A
JNL/PPM America High Yield Bond
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers Strategic
Bond Division(304)
  Accumulation unit value:
    Beginning of period                                $  16.51       $  15.86        $ 15.19            N/A
    End of period                                      $  16.50       $  16.51        $ 15.86            N/A
  Accumulation units outstanding
  at the end of period                                      256            464            256            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(347)
  Accumulation unit value:
    Beginning of period                                $  22.86       $  21.36        $ 19.28            N/A
    End of period                                      $  23.62       $  22.86        $ 21.36            N/A
  Accumulation units outstanding
  at the end of period                                    1,984            209            209            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division(304)
  Accumulation unit value:
    Beginning of period                                $  29.68       $  25.82        $ 19.00            N/A
    End of period                                      $  32.98       $  29.68        $ 25.82            N/A
  Accumulation units outstanding
  at the end of period                                    1,439            239            178            N/A
JNL/JPMorgan International Equity
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Alger Growth Division(386)
  Accumulation unit value:
    Beginning of period                                $  15.55       $  15.21        $ 13.48            N/A
    End of period                                      $  17.01       $  15.55        $ 15.21            N/A
  Accumulation units outstanding
  at the end of period                                      297            462            297            N/A
JNL/Eagle Core Equity Division(351)
  Accumulation unit value:
    Beginning of period                                $  15.50       $  14.97        $ 13.88            N/A
    End of period                                      $  15.60       $  15.50        $ 14.97            N/A
  Accumulation units outstanding
  at the end of period                                      294            404            294            N/A
JNL/Eagle SmallCap Equity Division(304)
  Accumulation unit value:
    Beginning of period                                $  17.65       $  15.25        $ 10.59            N/A
    End of period                                      $  17.62       $  17.65        $ 15.25            N/A
  Accumulation units outstanding
  at the end of period                                      315            416            315            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(294)
  Accumulation unit value:
    Beginning of period                                $  11.59       $  10.86        $  9.33            N/A
    End of period                                      $  12.01       $  11.59        $ 10.86            N/A
  Accumulation units outstanding
  at the end of period                                    2,895            855            394            N/A
JNL/S&P Managed Growth Division(294)
  Accumulation unit value:
    Beginning of period                                $  11.87       $  10.94        $  9.03            N/A
    End of period                                      $  12.42       $  11.87        $ 10.94            N/A
  Accumulation units outstanding
  at the end of period                                    2,943          3,357            400            N/A
JNL/S&P Managed Aggressive Growth
Division(294)
  Accumulation unit value:
    Beginning of period                                $  11.66       $  10.63        $  8.38            N/A
    End of period                                      $  12.31       $  11.66        $ 10.63            N/A
  Accumulation units outstanding
  at the end of period                                      843          1,444            843            N/A
JNL/S&P Very Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(386)
  Accumulation unit value:
    Beginning of period                                $  10.13       $   9.45        $  7.55            N/A
    End of period                                      $  10.30       $  10.13        $  9.45            N/A
  Accumulation units outstanding
  at the end of period                                    6,423            716          2,088            N/A
JNL/MCM S&P 400 MidCap Index Division(381)
  Accumulation unit value:
    Beginning of period                                $  12.40       $  10.99        $  9.47            N/A
    End of period                                      $  13.52       $  12.40        $ 10.99            N/A
  Accumulation units outstanding
  at the end of period                                    4,257             --             --            N/A
JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Value
Division(357)
  Accumulation unit value:
    Beginning of period                                $   9.61       $   8.05        $  6.41            N/A
    End of period                                      $  11.10       $   9.61        $  8.05            N/A
  Accumulation units outstanding
  at the end of period                                    7,614          1,308            624            N/A
JNL/PIMCO Total Return Bond Division(304)
  Accumulation unit value:
    Beginning of period                                $  12.82       $  12.61        $ 12.49            N/A
    End of period                                      $  12.78       $  12.82        $ 12.61            N/A
  Accumulation units outstanding
  at the end of period                                      313            313          5,541            N/A
JNL/MCM Small Cap Index Division(381)
  Accumulation unit value:
    Beginning of period                                $  12.70       $  11.11        $  9.42            N/A
    End of period                                      $  12.90       $  12.70        $ 11.11            N/A
  Accumulation units outstanding
  at the end of period                                    4,399             --             --            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division(390)
  Accumulation unit value:
    Beginning of period                                $  13.11       $  11.26        $  9.22            N/A
    End of period                                      $  14.46       $  13.11        $ 11.26            N/A
  Accumulation units outstanding
  at the end of period                                   15,927            219             --            N/A
JNL/Lazard Small Cap Value Division(326)
  Accumulation unit value:
    Beginning of period                                $  13.44       $  11.96        $  8.96            N/A
    End of period                                      $  13.69       $  13.44        $ 11.96            N/A
  Accumulation units outstanding
  at the end of period                                    3,064            339             --            N/A
JNL/Lazard Mid Cap Value Division(326)
  Accumulation unit value:
    Beginning of period                                $  15.83       $  13.03        $ 10.47            N/A
    End of period                                      $  16.78       $  15.83        $ 13.03            N/A
  Accumulation units outstanding
  at the end of period                                    4,308            589             --            N/A
JNL/MCM Bond Index Division(317)
  Accumulation unit value:
    Beginning of period                                $  10.71       $  10.61        $ 10.65            N/A
    End of period                                      $  10.62       $  10.71        $ 10.61            N/A
  Accumulation units outstanding
  at the end of period                                    6,374            371          3,925            N/A
JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division(674)
  Accumulation unit value:
    Beginning of period                                $  12.01       $  11.71            N/A            N/A
    End of period                                      $  11.90       $  12.01            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --             --            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Dow(SM) 10 Division(326)
  Accumulation unit value:
    Beginning of period                                $   8.99       $   8.98        $  6.98            N/A
    End of period                                      $   8.26       $   8.99        $  8.98            N/A
  Accumulation units outstanding
  at the end of period                                    4,098            585             --            N/A
JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/T. Rowe Price Value Division(338)
  Accumulation unit value:
    Beginning of period                                $  12.47       $  11.11        $  9.38            N/A
    End of period                                      $  12.89       $  12.47        $ 11.11            N/A
  Accumulation units outstanding
  at the end of period                                    4,623             --             --            N/A
JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(326)
  Accumulation unit value:
    Beginning of period                                $  10.83       $   9.43        $  6.72            N/A
    End of period                                      $  12.00       $  10.83        $  9.43            N/A
  Accumulation units outstanding
  at the end of period                                    1,272            528             --            N/A
JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Value Division(357)
  Accumulation unit value:
    Beginning of period                                $  15.99       $  14.30        $ 12.31            N/A
    End of period                                      $  16.84       $  15.99        $ 14.30            N/A
  Accumulation units outstanding
  at the end of period                                      325            548            325            N/A
JNL/MCM Global 15 Division(358)
  Accumulation unit value:
    Beginning of period                                $  11.03       $   8.84        $  7.67            N/A
    End of period                                      $  11.84       $  11.03        $  8.84            N/A
  Accumulation units outstanding
  at the end of period                                    6,279            544             --            N/A
JNL/MCM 25 Division(358)
  Accumulation unit value:
    Beginning of period                                $  11.21       $   9.45        $  7.73            N/A
    End of period                                      $  10.60       $  11.21        $  9.45            N/A
  Accumulation units outstanding
  at the end of period                                    3,230            506             --            N/A
JNL/MCM Consumer Brands Sector
Division(627)
  Accumulation unit value:
    Beginning of period                                $  10.19       $   8.98            N/A            N/A
    End of period                                      $   9.69       $  10.19            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      949            395            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(349)
  Accumulation unit value:
    Beginning of period                                $  17.25       $  15.73        $ 13.01            N/A
    End of period                                      $  18.30       $  17.25        $ 15.73            N/A
  Accumulation units outstanding
  at the end of period                                    3,294            313            313            N/A
JNL/MCM Technology Sector Division
  Accumulation unit value:
    Beginning of period                                $   5.35            N/A            N/A            N/A
    End of period                                      $   5.35            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    6,330            N/A            N/A            N/A
JNL/MCM Healthcare Sector Division(510)
  Accumulation unit value:
    Beginning of period                                $  10.09       $  10.41            N/A            N/A
    End of period                                      $  10.57       $  10.09            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      401            372            N/A            N/A
JNL/MCM Financial Sector Division(553)
  Accumulation unit value:
    Beginning of period                                $  11.35       $  10.70            N/A            N/A
    End of period                                      $  11.73       $  11.35            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,322            351            N/A            N/A
JNL/MCM Oil & Gas Sector Division(510)
  Accumulation unit value:
    Beginning of period                                $  16.29       $  12.52            N/A            N/A
    End of period                                      $  21.70       $  16.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    9,417            248            N/A            N/A
JNL/MCM Communications Sector
Division(631)
  Accumulation unit value:
    Beginning of period                                $   4.26       $   3.92            N/A            N/A
    End of period                                      $   4.19       $   4.26            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,198             --            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(358)
  Accumulation unit value:
    Beginning of period                                $   9.33       $   8.14        $  7.73            N/A
    End of period                                      $  12.47       $   9.33        $  8.14            N/A
  Accumulation units outstanding
  at the end of period                                    5,919            614             --            N/A
JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Small Cap Growth Division(364)
  Accumulation unit value:
    Beginning of period                                $  11.47       $  11.02        $  9.95            N/A
    End of period                                      $  12.11       $  11.47        $ 11.02            N/A
  Accumulation units outstanding
  at the end of period                                    3,070             --             --            N/A
JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Real Estate Division(854)
  Accumulation unit value:
    Beginning of period                                $  10.73            N/A            N/A            N/A
    End of period                                      $  11.50            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    5,891            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division
  Accumulation unit value:
    Beginning of period                                $   9.93            N/A            N/A            N/A
    End of period                                      $  10.41            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/MCM Value Line 25 Division
  Accumulation unit value:
    Beginning of period                                $  11.07            N/A            N/A            N/A
    End of period                                      $  15.41            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    6,970            N/A            N/A            N/A
JNL/MCM JNL 5 Division
  Accumulation unit value:
    Beginning of period                                $  10.90            N/A            N/A            N/A
    End of period                                      $  11.72            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  136,267            N/A            N/A            N/A
JNL/MCM VIP Division(722)
  Accumulation unit value:
    Beginning of period                                $  11.05       $  10.73            N/A            N/A
    End of period                                      $  11.81       $  11.05            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      426             --            N/A            N/A
JNL/S&P Managed Moderate Division
  Accumulation unit value:
    Beginning of period                                $  10.48            N/A            N/A            N/A
    End of period                                      $  10.71            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division
  Accumulation unit value:
    Beginning of period                                $  10.21            N/A            N/A            N/A
    End of period                                      $  10.39            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    7,343            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.66%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(615)
  Accumulation unit value:
    Beginning of period                                $   7.75       $   7.15            N/A            N/A
    End of period                                      $   7.87       $   7.75            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,557          4,098            N/A            N/A
JNL/FMR Capital Growth Division(615)
  Accumulation unit value:
    Beginning of period                                $  18.61       $  16.44            N/A            N/A
    End of period                                      $  19.24       $  18.61            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   11,851            921            N/A            N/A
JNL/Select Large Cap Growth Division(616)
  Accumulation unit value:
    Beginning of period                                $  23.13       $  21.57            N/A            N/A
    End of period                                      $  23.57       $  23.13            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,624            635            N/A            N/A
JNL/Select Global Growth Division(676)
  Accumulation unit value:
    Beginning of period                                $  20.55       $  18.77            N/A            N/A
    End of period                                      $  20.40       $  20.55            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,755          3,175            N/A            N/A
JNL/Select Balanced Division(535)
  Accumulation unit value:
    Beginning of period                                $  20.39       $  19.23            N/A            N/A
    End of period                                      $  20.91       $  20.39            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   37,733         10,569            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division(609)
  Accumulation unit value:
    Beginning of period                                $  17.88       $  16.60            N/A            N/A
    End of period                                      $  18.94       $  17.88            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,975            794            N/A            N/A
JNL/Putnam Value Equity Division(615)
  Accumulation unit value:
    Beginning of period                                $  17.56       $  16.31            N/A            N/A
    End of period                                      $  17.94       $  17.56            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      295            731            N/A            N/A
JNL/Select Money Market Division(624)
  Accumulation unit value:
    Beginning of period                                $  10.84       $  10.91            N/A            N/A
    End of period                                      $  10.84       $  10.84            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  145,684         51,373            N/A            N/A
JNL/PPM America High Yield Bond
Division(583)
  Accumulation unit value:
    Beginning of period                                     N/A       $  13.51            N/A            N/A
    End of period                                           N/A       $  14.24            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division(616)
  Accumulation unit value:
    Beginning of period                                $  13.80       $  13.53            N/A            N/A
    End of period                                      $  13.76       $  13.80            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    5,168          5,256            N/A            N/A
JNL/Salomon Brothers Strategic
Bond Division(601)
  Accumulation unit value:
    Beginning of period                                $  16.50       $  15.56            N/A            N/A
    End of period                                      $  16.49       $  16.50            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   89,689          9,994            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(609)
  Accumulation unit value:
    Beginning of period                                $  22.84       $  21.44            N/A            N/A
    End of period                                      $  23.60       $  22.84            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   58,161         26,482            N/A            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division(598)
  Accumulation unit value:
    Beginning of period                                $  29.65       $  26.42            N/A            N/A
    End of period                                      $  32.94       $  29.65            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   43,507         12,005            N/A            N/A
JNL/JPMorgan International Equity
Division(676)
  Accumulation unit value:
    Beginning of period                                $  11.94       $  10.69            N/A            N/A
    End of period                                      $  12.87       $  11.94            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    5,839          5,090            N/A            N/A
JNL/Alger Growth Division(535)
  Accumulation unit value:
    Beginning of period                                $  15.54       $  15.29            N/A            N/A
    End of period                                      $  16.99       $  15.54            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    7,485          3,829            N/A            N/A
JNL/Eagle Core Equity Division(629)
  Accumulation unit value:
    Beginning of period                                $  15.48       $  13.97            N/A            N/A
    End of period                                      $  15.59       $  15.48            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,601          3,476            N/A            N/A
JNL/Eagle SmallCap Equity Division(616)
  Accumulation unit value:
    Beginning of period                                $  17.63       $  15.42            N/A            N/A
    End of period                                      $  17.60       $  17.63            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   17,870          6,396            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(616)
  Accumulation unit value:
    Beginning of period                                $  11.58       $  10.77            N/A            N/A
    End of period                                      $  12.00       $  11.58            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  366,748         91,703            N/A            N/A
JNL/S&P Managed Growth Division(438)
  Accumulation unit value:
    Beginning of period                                $  11.86       $  10.93        $ 10.33            N/A
    End of period                                      $  12.41       $  11.86        $ 10.93            N/A
  Accumulation units outstanding
  at the end of period                                  230,006         75,124          8,470            N/A
JNL/S&P Managed Aggressive Growth
Division(541)
  Accumulation unit value:
    Beginning of period                                $  11.65       $  10.54            N/A            N/A
    End of period                                      $  12.30       $  11.65            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  243,566        206,374            N/A            N/A
JNL/S&P Very Aggressive Growth
Division I(586)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.26            N/A            N/A
    End of period                                           N/A       $  10.39            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/S&P Equity Growth Division I(596)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.68            N/A            N/A
    End of period                                           N/A       $   9.66            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/S&P Equity Aggressive Growth
Division I(598)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.83            N/A            N/A
    End of period                                           N/A       $   9.91            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(594)
  Accumulation unit value:
    Beginning of period                                $  10.13       $   9.62            N/A            N/A
    End of period                                      $  10.29       $  10.13            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  247,370         79,246            N/A            N/A
JNL/MCM S&P 400 MidCap Index Division(594)
  Accumulation unit value:
    Beginning of period                                $  12.39       $  11.40            N/A            N/A
    End of period                                      $  13.51       $  12.39            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  114,556        144,962            N/A            N/A
JNL/Alliance Capital Growth Division(616)
  Accumulation unit value:
    Beginning of period                                $   9.11       $   8.56            N/A            N/A
    End of period                                      $   8.25       $   9.11            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --          2,825            N/A            N/A
JNL/JPMorgan International Value
Division(535)
  Accumulation unit value:
    Beginning of period                                $   9.60       $   8.15            N/A            N/A
    End of period                                      $  11.09       $   9.60            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  122,756         52,480            N/A            N/A
JNL/PIMCO Total Return Bond Division(601)
  Accumulation unit value:
    Beginning of period                                $  12.81       $  12.38            N/A            N/A
    End of period                                      $  12.77       $  12.81            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   38,764         17,077            N/A            N/A
JNL/MCM Small Cap Index Division(592)
  Accumulation unit value:
    Beginning of period                                $  12.70       $  11.12            N/A            N/A
    End of period                                      $  12.89       $  12.70            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   96,486         77,345            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division(594)
  Accumulation unit value:
    Beginning of period                                $  13.10       $  11.67            N/A            N/A
    End of period                                      $  14.46       $  13.10            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   96,790         68,050            N/A            N/A
JNL/Lazard Small Cap Value Division(601)
  Accumulation unit value:
    Beginning of period                                $  13.43       $  12.11            N/A            N/A
    End of period                                      $  13.68       $  13.43            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  105,170         11,015            N/A            N/A
JNL/Lazard Mid Cap Value Division(601)
  Accumulation unit value:
    Beginning of period                                $  15.82       $  14.01            N/A            N/A
    End of period                                      $  16.76       $  15.82            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   62,968         12,058            N/A            N/A
JNL/MCM Bond Index Division(603)
  Accumulation unit value:
    Beginning of period                                $  10.71       $  10.41            N/A            N/A
    End of period                                      $  10.62       $  10.71            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   46,117         14,200            N/A            N/A
JNL/S&P Core Index 100 Division(619)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.96            N/A            N/A
    End of period                                           N/A       $  10.13            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division(674)
  Accumulation unit value:
    Beginning of period                                $  12.00       $  11.70            N/A            N/A
    End of period                                      $  11.89       $  12.00            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   20,734         67,759            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division(598)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.78            N/A            N/A
    End of period                                           N/A       $   9.85            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/S&P Core Index 75 Division(643)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.66            N/A            N/A
    End of period                                           N/A       $  10.02            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/MCM Dow(SM) 10 Division(517)
  Accumulation unit value:
    Beginning of period                                $   8.99       $   9.04            N/A            N/A
    End of period                                      $   8.25       $   8.99            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  237,610        109,565            N/A            N/A
JNL/Putnam Midcap Growth Division(601)
  Accumulation unit value:
    Beginning of period                                $   7.14       $   6.41            N/A            N/A
    End of period                                      $   7.80       $   7.14            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   17,574          6,957            N/A            N/A
JNL/T. Rowe Price Value Division(601)
  Accumulation unit value:
    Beginning of period                                $  12.46       $  11.35            N/A            N/A
    End of period                                      $  12.88       $  12.46            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   71,436         20,548            N/A            N/A
JNL/FMR Balanced Division(616)
  Accumulation unit value:
    Beginning of period                                $   9.61       $   8.92            N/A            N/A
    End of period                                      $  10.30       $   9.61            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   21,276          7,870            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(601)
  Accumulation unit value:
    Beginning of period                                $  10.82       $   9.43            N/A            N/A
    End of period                                      $  11.99       $  10.82            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   39,119          9,717            N/A            N/A
JNL/Oppenheimer Growth Division(603)
  Accumulation unit value:
    Beginning of period                                $   7.83       $   7.70            N/A            N/A
    End of period                                      $   8.33       $   7.83            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   21,969         12,385            N/A            N/A
JNL/Select Value Division(535)
  Accumulation unit value:
    Beginning of period                                $  15.98       $  14.50            N/A            N/A
    End of period                                      $  16.84       $  15.98            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   17,958          5,154            N/A            N/A
JNL/MCM Global 15 Division(517)
  Accumulation unit value:
    Beginning of period                                $  11.03       $   9.82            N/A            N/A
    End of period                                      $  11.83       $  11.03            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  164,665         75,220            N/A            N/A
JNL/MCM 25 Division(517)
  Accumulation unit value:
    Beginning of period                                $  11.21       $   9.58            N/A            N/A
    End of period                                      $  10.59       $  11.21            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  172,295        205,281            N/A            N/A
JNL/MCM Consumer Brands Sector
Division(606)
  Accumulation unit value:
    Beginning of period                                $  10.19       $   9.44            N/A            N/A
    End of period                                      $   9.68       $  10.19            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,993          3,412            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(517)
  Accumulation unit value:
    Beginning of period                                $  17.24       $  15.53            N/A            N/A
    End of period                                      $  18.29       $  17.24            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  111,072         37,121            N/A            N/A
JNL/MCM Technology Sector Division(715)
  Accumulation unit value:
    Beginning of period                                $   5.36       $   5.21            N/A            N/A
    End of period                                      $   5.34       $   5.36            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    5,444          1,506            N/A            N/A
JNL/MCM Healthcare Sector Division(609)
  Accumulation unit value:
    Beginning of period                                $  10.08       $  10.11            N/A            N/A
    End of period                                      $  10.57       $  10.08            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   43,252         15,281            N/A            N/A
JNL/MCM Financial Sector Division(596)
  Accumulation unit value:
    Beginning of period                                $  11.35       $  10.37            N/A            N/A
    End of period                                      $  11.72       $  11.35            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    7,642          2,126            N/A            N/A
JNL/MCM Oil & Gas Sector Division(596)
  Accumulation unit value:
    Beginning of period                                $  16.28       $  13.37            N/A            N/A
    End of period                                      $  21.69       $  16.28            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  291,654         11,529            N/A            N/A
JNL/MCM Communications Sector
Division(606)
  Accumulation unit value:
    Beginning of period                                $   4.26       $   3.78            N/A            N/A
    End of period                                      $   4.19       $   4.26            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,603         18,282            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(517)
  Accumulation unit value:
    Beginning of period                                $   9.32       $   8.38            N/A            N/A
    End of period                                      $  12.46       $   9.32            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  196,453         59,302            N/A            N/A
JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Small Cap Growth Division(598)
  Accumulation unit value:
    Beginning of period                                $  11.46       $  10.72            N/A            N/A
    End of period                                      $  12.10       $  11.46            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   22,227          9,364            N/A            N/A
JNL/AIM Large Cap Growth Division(601)
  Accumulation unit value:
    Beginning of period                                $  10.75       $  10.31            N/A            N/A
    End of period                                      $  11.22       $  10.75            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   18,933          4,290            N/A            N/A
JNL/AIM Real Estate Division(838)
  Accumulation unit value:
    Beginning of period                                $  10.21            N/A            N/A            N/A
    End of period                                      $  11.50            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   13,565            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division(850)
  Accumulation unit value:
    Beginning of period                                $  10.65            N/A            N/A            N/A
    End of period                                      $  11.19            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,643            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(858)
  Accumulation unit value:
    Beginning of period                                $  10.33            N/A            N/A            N/A
    End of period                                      $  10.84            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    5,328            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division(715)
  Accumulation unit value:
    Beginning of period                                $  10.80       $  10.45            N/A            N/A
    End of period                                      $  10.41       $  10.80            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  106,203            299            N/A            N/A
JNL/MCM Value Line 25 Division(708)
  Accumulation unit value:
    Beginning of period                                $  11.40       $  10.78            N/A            N/A
    End of period                                      $  15.40       $  11.40            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  246,365         13,395            N/A            N/A
JNL/MCM JNL 5 Division(691)
  Accumulation unit value:
    Beginning of period                                $  10.88       $   9.72            N/A            N/A
    End of period                                      $  11.72       $  10.88            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  943,673         33,007            N/A            N/A
JNL/MCM VIP Division(691)
  Accumulation unit value:
    Beginning of period                                $  11.05       $   9.87            N/A            N/A
    End of period                                      $  11.81       $  11.05            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   64,624          2,282            N/A            N/A
JNL/S&P Managed Moderate Division(695)
  Accumulation unit value:
    Beginning of period                                $  10.47       $  10.02            N/A            N/A
    End of period                                      $  10.71       $  10.47            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  331,257          7,307            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division(695)
  Accumulation unit value:
    Beginning of period                                $  10.28       $  10.03            N/A            N/A
    End of period                                      $  10.39       $  10.28            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  264,481         40,887            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.67%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Balanced Division
  Accumulation unit value:
    Beginning of period                                $  20.70            N/A            N/A            N/A
    End of period                                      $  20.89            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      894            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Money Market Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/PPM America High Yield Bond
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division
  Accumulation unit value:
    Beginning of period                                $  13.82            N/A            N/A            N/A
    End of period                                      $  13.74            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,021            N/A            N/A            N/A
JNL/Salomon Brothers Strategic
Bond Division
  Accumulation unit value:
    Beginning of period                                $  16.55            N/A            N/A            N/A
    End of period                                      $  16.47            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      966            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division
  Accumulation unit value:
    Beginning of period                                $  22.48            N/A            N/A            N/A
    End of period                                      $  23.57            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      784            N/A            N/A            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division
  Accumulation unit value:
    Beginning of period                                $  29.45            N/A            N/A            N/A
    End of period                                      $  32.91            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      320            N/A            N/A            N/A
JNL/JPMorgan International Equity
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                $  17.61            N/A            N/A            N/A
    End of period                                      $  17.58            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      564            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Managed Growth Division(558)
  Accumulation unit value:
    Beginning of period                                $  11.85       $  11.07            N/A            N/A
    End of period                                      $  12.40       $  11.85            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   14,189         14,189            N/A            N/A
JNL/S&P Managed Aggressive Growth
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Very Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(669)
  Accumulation unit value:
    Beginning of period                                $  10.12       $   9.31            N/A            N/A
    End of period                                      $  10.29       $  10.12            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      277             99            N/A            N/A
JNL/MCM S&P 400 MidCap Index Division
  Accumulation unit value:
    Beginning of period                                $  12.21            N/A            N/A            N/A
    End of period                                      $  13.51            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Value
Division
  Accumulation unit value:
    Beginning of period                                $  10.54            N/A            N/A            N/A
    End of period                                      $  11.08            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/PIMCO Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Small Cap Index Division(669)
  Accumulation unit value:
    Beginning of period                                $  12.70       $  11.10            N/A            N/A
    End of period                                      $  12.88       $  12.70            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      222             79            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division
  Accumulation unit value:
    Beginning of period                                $  12.82            N/A            N/A            N/A
    End of period                                      $  14.45            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                $  13.61            N/A            N/A            N/A
    End of period                                      $  13.67            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      718            N/A            N/A            N/A
JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                $  15.94            N/A            N/A            N/A
    End of period                                      $  16.75            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      604            N/A            N/A            N/A
JNL/MCM Bond Index Division
  Accumulation unit value:
    Beginning of period                                $  10.68            N/A            N/A            N/A
    End of period                                      $  10.61            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,153            N/A            N/A            N/A
JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division
  Accumulation unit value:
    Beginning of period                                $  12.09            N/A            N/A            N/A
    End of period                                      $  11.87            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      668            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Dow(SM) 10 Division(661)
  Accumulation unit value:
    Beginning of period                                $   8.98       $   8.64            N/A            N/A
    End of period                                      $   8.25       $   8.98            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    8,102          8,498            N/A            N/A
JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                $   7.58            N/A            N/A            N/A
    End of period                                      $   7.80            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                                $  12.64            N/A            N/A            N/A
    End of period                                      $  12.88            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,409            N/A            N/A            N/A
JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                $   8.09            N/A            N/A            N/A
    End of period                                      $   8.32            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/Select Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Global 15 Division(661)
  Accumulation unit value:
    Beginning of period                                $  11.02       $   9.63            N/A            N/A
    End of period                                      $  11.82       $  11.02            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    8,108          7,593            N/A            N/A
JNL/MCM 25 Division(661)
  Accumulation unit value:
    Beginning of period                                $  11.20       $  10.21            N/A            N/A
    End of period                                      $  10.59       $  11.20            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    6,832          7,166            N/A            N/A
JNL/MCM Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(661)
  Accumulation unit value:
    Beginning of period                                $  17.23       $  14.59            N/A            N/A
    End of period                                      $  18.27       $  17.23            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,773          5,006            N/A            N/A
JNL/MCM Technology Sector Division(669)
  Accumulation unit value:
    Beginning of period                                $   5.35       $   4.67            N/A            N/A
    End of period                                      $   5.34       $   5.35            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      531            187            N/A            N/A
JNL/MCM Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                $   9.90            N/A            N/A            N/A
    End of period                                      $  10.56            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/MCM Financial Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Oil & Gas Sector Division
  Accumulation unit value:
    Beginning of period                                $  19.87            N/A            N/A            N/A
    End of period                                      $  21.66            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      278            N/A            N/A            N/A
JNL/MCM Communications Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(661)
  Accumulation unit value:
    Beginning of period                                $   9.32       $   8.21            N/A            N/A
    End of period                                      $  12.45       $   9.32            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    8,492          8,906            N/A            N/A
JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                $  11.97            N/A            N/A            N/A
    End of period                                      $  12.10            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/AIM Large Cap Growth Division(669)
  Accumulation unit value:
    Beginning of period                                $  10.74       $   9.86            N/A            N/A
    End of period                                      $  11.22       $  10.74            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      255             93            N/A            N/A
JNL/AIM Real Estate Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Value Line 25 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM JNL 5 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM VIP Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Managed Moderate Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.68%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Balanced Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Money Market Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/PPM America High Yield Bond
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers Strategic
Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Equity
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Managed Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Managed Aggressive Growth
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Very Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM S&P 400 MidCap Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Value
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/PIMCO Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Bond Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Dow(SM) 10 Division(638)
  Accumulation unit value:
    Beginning of period                                $   8.98       $   8.25            N/A            N/A
    End of period                                      $   8.24       $   8.98            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,607          3,608            N/A            N/A
JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Global 15 Division(638)
  Accumulation unit value:
    Beginning of period                                $  11.01       $   8.90            N/A            N/A
    End of period                                      $  11.82       $  11.01            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,322          3,323            N/A            N/A
JNL/MCM 25 Division(638)
  Accumulation unit value:
    Beginning of period                                $  11.19       $   9.73            N/A            N/A
    End of period                                      $  10.58       $  11.19            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,061          3,062            N/A            N/A
JNL/MCM Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(638)
  Accumulation unit value:
    Beginning of period                                $  17.22       $  13.34            N/A            N/A
    End of period                                      $  18.26       $  17.22            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,217          2,218            N/A            N/A
JNL/MCM Technology Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Financial Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Oil & Gas Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Communications Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(638)
  Accumulation unit value:
    Beginning of period                                $   9.31       $   7.58            N/A            N/A
    End of period                                      $  12.45       $   9.31            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,911          3,913            N/A            N/A
JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Real Estate Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Value Line 25 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM JNL 5 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM VIP Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Managed Moderate Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.695%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                $  22.13            N/A            N/A            N/A
    End of period                                      $  23.49            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      264            N/A            N/A            N/A
JNL/Select Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Balanced Division(552)
  Accumulation unit value:
    Beginning of period                                $  20.33       $  19.35            N/A            N/A
    End of period                                      $  20.84       $  20.33            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      920            773            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Putnam Value Equity Division(570)
  Accumulation unit value:
    Beginning of period                                $  17.50       $  16.40            N/A            N/A
    End of period                                      $  17.87       $  17.50            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --             --            N/A            N/A
JNL/Select Money Market Division
  Accumulation unit value:
    Beginning of period                                $  10.79            N/A            N/A            N/A
    End of period                                      $  10.80            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/PPM America High Yield Bond
Division(552)
  Accumulation unit value:
    Beginning of period                                     N/A       $  13.91            N/A            N/A
    End of period                                           N/A       $  14.20            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division(552)
  Accumulation unit value:
    Beginning of period                                $  13.75       $  13.62            N/A            N/A
    End of period                                      $  13.70       $  13.75            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,227            244            N/A            N/A
JNL/Salomon Brothers Strategic
Bond Division(552)
  Accumulation unit value:
    Beginning of period                                $  16.44       $  15.85            N/A            N/A
    End of period                                      $  16.43       $  16.44            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,743            558            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(552)
  Accumulation unit value:
    Beginning of period                                $  22.76       $  21.94            N/A            N/A
    End of period                                      $  23.51       $  22.76            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      353            353            N/A            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division(396)
  Accumulation unit value:
    Beginning of period                                $  29.55       $  25.72        $ 23.41            N/A
    End of period                                      $  32.82       $  29.55        $ 25.72            N/A
  Accumulation units outstanding
  at the end of period                                      216            217            217            N/A
JNL/JPMorgan International Equity
Division(706)
  Accumulation unit value:
    Beginning of period                                $  11.90       $  11.27            N/A            N/A
    End of period                                      $  12.82       $  11.90            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       53             65            N/A            N/A
JNL/Alger Growth Division(552)
  Accumulation unit value:
    Beginning of period                                $  15.49       $  15.76            N/A            N/A
    End of period                                      $  16.93       $  15.49            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      720            351            N/A            N/A
JNL/Eagle Core Equity Division(552)
  Accumulation unit value:
    Beginning of period                                $  15.44       $  15.25            N/A            N/A
    End of period                                      $  15.54       $  15.44            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      725            725            N/A            N/A
JNL/Eagle SmallCap Equity Division(396)
  Accumulation unit value:
    Beginning of period                                $  17.58       $  15.20        $ 14.09            N/A
    End of period                                      $  17.54       $  17.58        $ 15.20            N/A
  Accumulation units outstanding
  at the end of period                                      358            360            361            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division
  Accumulation unit value:
    Beginning of period                                $  11.38            N/A            N/A            N/A
    End of period                                      $  11.97            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,706            N/A            N/A            N/A
JNL/S&P Managed Growth Division(487)
  Accumulation unit value:
    Beginning of period                                $  11.83       $  10.90            N/A            N/A
    End of period                                      $  12.38       $  11.83            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    8,088          2,469            N/A            N/A
JNL/S&P Managed Aggressive Growth
Division(674)
  Accumulation unit value:
    Beginning of period                                $  11.62       $  10.71            N/A            N/A
    End of period                                      $  12.27       $  11.62            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    9,863         10,928            N/A            N/A
JNL/S&P Very Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Growth Division I(396)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.55        $  8.61            N/A
    End of period                                           N/A       $   9.64        $  9.55            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            591            N/A
JNL/S&P Equity Aggressive Growth
Division I(593)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.86            N/A            N/A
    End of period                                           N/A       $   9.89            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(687)
  Accumulation unit value:
    Beginning of period                                $  10.12       $   9.24            N/A            N/A
    End of period                                      $  10.28       $  10.12            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,783            294            N/A            N/A
JNL/MCM S&P 400 MidCap Index Division(593)
  Accumulation unit value:
    Beginning of period                                $  12.38       $  11.20            N/A            N/A
    End of period                                      $  13.50       $  12.38            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      834            450            N/A            N/A
JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Value
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/PIMCO Total Return Bond Division(552)
  Accumulation unit value:
    Beginning of period                                $  12.78       $  12.63            N/A            N/A
    End of period                                      $  12.73       $  12.78            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,303          1,050            N/A            N/A
JNL/MCM Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                $  11.51            N/A            N/A            N/A
    End of period                                      $  12.87            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      394            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division(593)
  Accumulation unit value:
    Beginning of period                                $  13.09       $  11.37            N/A            N/A
    End of period                                      $  14.44       $  13.09            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      810            438            N/A            N/A
JNL/Lazard Small Cap Value Division(706)
  Accumulation unit value:
    Beginning of period                                $  13.39       $  12.82            N/A            N/A
    End of period                                      $  13.64       $  13.39            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       46             57            N/A            N/A
JNL/Lazard Mid Cap Value Division(552)
  Accumulation unit value:
    Beginning of period                                $  15.78       $  14.12            N/A            N/A
    End of period                                      $  16.72       $  15.78            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      644            284            N/A            N/A
JNL/MCM Bond Index Division
  Accumulation unit value:
    Beginning of period                                $  10.69            N/A            N/A            N/A
    End of period                                      $  10.60            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      458            N/A            N/A            N/A
JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division(674)
  Accumulation unit value:
    Beginning of period                                $  11.97       $  11.67            N/A            N/A
    End of period                                      $  11.85       $  11.97            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,134            773            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Dow(SM) 10 Division(542)
  Accumulation unit value:
    Beginning of period                                $   8.97       $   8.54            N/A            N/A
    End of period                                      $   8.24       $   8.97            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   10,839          8,564            N/A            N/A
JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/T. Rowe Price Value Division(552)
  Accumulation unit value:
    Beginning of period                                $  12.44       $  11.42            N/A            N/A
    End of period                                      $  12.86       $  12.44            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      776            290            N/A            N/A
JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(396)
  Accumulation unit value:
    Beginning of period                                $  10.81       $   9.42        $  7.96            N/A
    End of period                                      $  11.97       $  10.81        $  9.42            N/A
  Accumulation units outstanding
  at the end of period                                    1,500            969            640            N/A
JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Value Division(552)
  Accumulation unit value:
    Beginning of period                                $  15.97       $  14.88            N/A            N/A
    End of period                                      $  16.82       $  15.97            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      743            743            N/A            N/A
JNL/MCM Global 15 Division(542)
  Accumulation unit value:
    Beginning of period                                $  11.00       $   9.26            N/A            N/A
    End of period                                      $  11.80       $  11.00            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    7,965          8,083            N/A            N/A
JNL/MCM 25 Division(542)
  Accumulation unit value:
    Beginning of period                                $  11.19       $   9.38            N/A            N/A
    End of period                                      $  10.57       $  11.19            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    7,784          7,163            N/A            N/A
JNL/MCM Consumer Brands Sector
Division(593)
  Accumulation unit value:
    Beginning of period                                $  10.17       $   9.40            N/A            N/A
    End of period                                      $   9.66       $  10.17            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      545            545            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(542)
  Accumulation unit value:
    Beginning of period                                $  17.21       $  14.73            N/A            N/A
    End of period                                      $  18.24       $  17.21            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,734          4,644            N/A            N/A
JNL/MCM Technology Sector Division(593)
  Accumulation unit value:
    Beginning of period                                $   5.35       $   5.13            N/A            N/A
    End of period                                      $   5.33       $   5.35            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,028          1,028            N/A            N/A
JNL/MCM Healthcare Sector Division(593)
  Accumulation unit value:
    Beginning of period                                $  10.06       $  10.27            N/A            N/A
    End of period                                      $  10.54       $  10.06            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      575            590            N/A            N/A
JNL/MCM Financial Sector Division(593)
  Accumulation unit value:
    Beginning of period                                $  11.32       $  10.32            N/A            N/A
    End of period                                      $  11.70       $  11.32            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      480            480            N/A            N/A
JNL/MCM Oil & Gas Sector Division(593)
  Accumulation unit value:
    Beginning of period                                $  16.25       $  13.29            N/A            N/A
    End of period                                      $  21.63       $  16.25            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      343            343            N/A            N/A
JNL/MCM Communications Sector
Division(593)
  Accumulation unit value:
    Beginning of period                                $   4.25       $   3.76            N/A            N/A
    End of period                                      $   4.18       $   4.25            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,290          1,290            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(542)
  Accumulation unit value:
    Beginning of period                                $   9.31       $   7.96            N/A            N/A
    End of period                                      $  12.43       $   9.31            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    7,225          7,964            N/A            N/A
JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Large Cap Growth Division(552)
  Accumulation unit value:
    Beginning of period                                $  10.73       $  10.55            N/A            N/A
    End of period                                      $  11.21       $  10.73            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      524            524            N/A            N/A
JNL/AIM Real Estate Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(936)
  Accumulation unit value:
    Beginning of period                                $  10.22            N/A            N/A            N/A
    End of period                                      $  10.83            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      572            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division(731)
  Accumulation unit value:
    Beginning of period                                $  10.80       $  10.87            N/A            N/A
    End of period                                      $  10.41       $  10.80            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,251            927            N/A            N/A
JNL/MCM Value Line 25 Division(731)
  Accumulation unit value:
    Beginning of period                                $  11.40       $  11.39            N/A            N/A
    End of period                                      $  15.40       $  11.40            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      420            884            N/A            N/A
JNL/MCM JNL 5 Division
  Accumulation unit value:
    Beginning of period                                $  10.63            N/A            N/A            N/A
    End of period                                      $  11.72            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,818            N/A            N/A            N/A
JNL/MCM VIP Division
  Accumulation unit value:
    Beginning of period                                $  10.98            N/A            N/A            N/A
    End of period                                      $  11.80            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            N/A            N/A            N/A
JNL/S&P Managed Moderate Division
  Accumulation unit value:
    Beginning of period                                $  10.35            N/A            N/A            N/A
    End of period                                      $  10.70            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,966            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division
  Accumulation unit value:
    Beginning of period                                $  10.22            N/A            N/A            N/A
    End of period                                      $  10.38            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,017            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.70%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(701)
  Accumulation unit value:
    Beginning of period                                $   7.74       $   7.44            N/A            N/A
    End of period                                      $   7.85       $   7.74            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,468          3,348            N/A            N/A
JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                $  17.43            N/A            N/A            N/A
    End of period                                      $  19.15            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      675            N/A            N/A            N/A
JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Balanced Division
  Accumulation unit value:
    Beginning of period                                $  20.64            N/A            N/A            N/A
    End of period                                      $  20.82            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      943            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Money Market Division
  Accumulation unit value:
    Beginning of period                                $  10.77            N/A            N/A            N/A
    End of period                                      $  10.79            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      535            N/A            N/A            N/A
JNL/PPM America High Yield Bond
Division(553)
  Accumulation unit value:
    Beginning of period                                     N/A       $  13.93            N/A            N/A
    End of period                                           N/A       $  14.19            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division(553)
  Accumulation unit value:
    Beginning of period                                $  13.75       $  13.62            N/A            N/A
    End of period                                      $  13.70       $  13.75            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,381             --            N/A            N/A
JNL/Salomon Brothers Strategic
Bond Division(724)
  Accumulation unit value:
    Beginning of period                                $  16.43       $  16.39            N/A            N/A
    End of period                                      $  16.42       $  16.43            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,078            156            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(553)
  Accumulation unit value:
    Beginning of period                                $  22.75       $  21.82            N/A            N/A
    End of period                                      $  23.50       $  22.75            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      859             --            N/A            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division(553)
  Accumulation unit value:
    Beginning of period                                $  29.53       $  26.99            N/A            N/A
    End of period                                      $  32.80       $  29.53            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      206             --            N/A            N/A
JNL/JPMorgan International Equity
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                $  14.98            N/A            N/A            N/A
    End of period                                      $  16.92            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,586            N/A            N/A            N/A
JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                $  15.32            N/A            N/A            N/A
    End of period                                      $  15.53            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      303            N/A            N/A            N/A
JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                $  16.61            N/A            N/A            N/A
    End of period                                      $  17.54            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      275            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(698)
  Accumulation unit value:
    Beginning of period                                $  11.55       $  11.09            N/A            N/A
    End of period                                      $  11.96       $  11.55            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  111,308         19,786            N/A            N/A
JNL/S&P Managed Growth Division
  Accumulation unit value:
    Beginning of period                                $  11.34            N/A            N/A            N/A
    End of period                                      $  12.37            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   26,539            N/A            N/A            N/A
JNL/S&P Managed Aggressive Growth
Division(695)
  Accumulation unit value:
    Beginning of period                                $  11.61       $  10.74            N/A            N/A
    End of period                                      $  12.26       $  11.61            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   27,018          2,834            N/A            N/A
JNL/S&P Very Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(553)
  Accumulation unit value:
    Beginning of period                                $  10.12       $   9.64            N/A            N/A
    End of period                                      $  10.28       $  10.12            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   15,404             --            N/A            N/A
JNL/MCM S&P 400 MidCap Index Division(710)
  Accumulation unit value:
    Beginning of period                                $  12.38       $  11.82            N/A            N/A
    End of period                                      $  13.49       $  12.38            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   10,915             --            N/A            N/A
JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Value
Division
  Accumulation unit value:
    Beginning of period                                $   9.41            N/A            N/A            N/A
    End of period                                      $  11.05            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   10,936            N/A            N/A            N/A
JNL/PIMCO Total Return Bond Division(553)
  Accumulation unit value:
    Beginning of period                                $  12.78       $  12.64            N/A            N/A
    End of period                                      $  12.73       $  12.78            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    7,251          2,936            N/A            N/A
JNL/MCM Small Cap Index Division(710)
  Accumulation unit value:
    Beginning of period                                $  12.68       $  12.13            N/A            N/A
    End of period                                      $  12.87       $  12.68            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    9,964             --            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division(710)
  Accumulation unit value:
    Beginning of period                                $  13.09       $  12.39            N/A            N/A
    End of period                                      $  14.43       $  13.09            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   13,556             --            N/A            N/A
JNL/Lazard Small Cap Value Division(553)
  Accumulation unit value:
    Beginning of period                                $  13.39       $  12.55            N/A            N/A
    End of period                                      $  13.64       $  13.39            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,975             --            N/A            N/A
JNL/Lazard Mid Cap Value Division(553)
  Accumulation unit value:
    Beginning of period                                $  15.78       $  14.10            N/A            N/A
    End of period                                      $  16.71       $  15.78            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,389             --            N/A            N/A
JNL/MCM Bond Index Division(710)
  Accumulation unit value:
    Beginning of period                                $  10.69       $  10.69            N/A            N/A
    End of period                                      $  10.60       $  10.69            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   13,956             --            N/A            N/A
JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division
  Accumulation unit value:
    Beginning of period                                $  11.64            N/A            N/A            N/A
    End of period                                      $  11.84            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,612            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Dow(SM) 10 Division(553)
  Accumulation unit value:
    Beginning of period                                $   8.97       $   8.85            N/A            N/A
    End of period                                      $   8.23       $   8.97            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   27,765          2,328            N/A            N/A
JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/T. Rowe Price Value Division(553)
  Accumulation unit value:
    Beginning of period                                $  12.44       $  11.36            N/A            N/A
    End of period                                      $  12.85       $  12.44            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,151             --            N/A            N/A
JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                $   9.62            N/A            N/A            N/A
    End of period                                      $  10.28            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,769            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(553)
  Accumulation unit value:
    Beginning of period                                $  10.81       $  10.00            N/A            N/A
    End of period                                      $  11.97       $  10.81            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,422             --            N/A            N/A
JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Value Division
  Accumulation unit value:
    Beginning of period                                $  16.61            N/A            N/A            N/A
    End of period                                      $  16.81            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      173            N/A            N/A            N/A
JNL/MCM Global 15 Division(705)
  Accumulation unit value:
    Beginning of period                                $  11.00       $  10.54            N/A            N/A
    End of period                                      $  11.80       $  11.00            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   27,731          1,897            N/A            N/A
JNL/MCM 25 Division(705)
  Accumulation unit value:
    Beginning of period                                $  11.18       $  10.72            N/A            N/A
    End of period                                      $  10.56       $  11.18            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   28,529          1,865            N/A            N/A
JNL/MCM Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(705)
  Accumulation unit value:
    Beginning of period                                $  17.20       $  16.18            N/A            N/A
    End of period                                      $  18.23       $  17.20            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   11,662          1,236            N/A            N/A
JNL/MCM Technology Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                $  10.44            N/A            N/A            N/A
    End of period                                      $  10.54            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,814            N/A            N/A            N/A
JNL/MCM Financial Sector Division
  Accumulation unit value:
    Beginning of period                                $  10.98            N/A            N/A            N/A
    End of period                                      $  11.69            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,637            N/A            N/A            N/A
JNL/MCM Oil & Gas Sector Division
  Accumulation unit value:
    Beginning of period                                $  18.94            N/A            N/A            N/A
    End of period                                      $  21.62            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,662            N/A            N/A            N/A
JNL/MCM Communications Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(705)
  Accumulation unit value:
    Beginning of period                                $   9.30       $   8.99            N/A            N/A
    End of period                                      $  12.43       $   9.30            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   23,131          2,226            N/A            N/A
JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Small Cap Growth Division(709)
  Accumulation unit value:
    Beginning of period                                $  11.45       $  10.94            N/A            N/A
    End of period                                      $  12.08       $  11.45            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --             --            N/A            N/A
JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                $  10.72            N/A            N/A            N/A
    End of period                                      $  11.20            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      159            N/A            N/A            N/A
JNL/AIM Real Estate Division(885)
  Accumulation unit value:
    Beginning of period                                $  11.39            N/A            N/A            N/A
    End of period                                      $  11.49            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,195            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division(881)
  Accumulation unit value:
    Beginning of period                                $  11.16            N/A            N/A            N/A
    End of period                                      $  11.19            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      902            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(867)
  Accumulation unit value:
    Beginning of period                                $  10.86            N/A            N/A            N/A
    End of period                                      $  10.83            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      916            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division
  Accumulation unit value:
    Beginning of period                                $   9.49            N/A            N/A            N/A
    End of period                                      $  10.41            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   10,428            N/A            N/A            N/A
JNL/MCM Value Line 25 Division
  Accumulation unit value:
    Beginning of period                                $  11.13            N/A            N/A            N/A
    End of period                                      $  15.40            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   23,221            N/A            N/A            N/A
JNL/MCM JNL 5 Division(695)
  Accumulation unit value:
    Beginning of period                                $  10.88       $   9.88            N/A            N/A
    End of period                                      $  11.71       $  10.88            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  161,485          3,801            N/A            N/A
JNL/MCM VIP Division(710)
  Accumulation unit value:
    Beginning of period                                $  11.05       $  10.52            N/A            N/A
    End of period                                      $  11.80       $  11.05            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   48,620         14,746            N/A            N/A
JNL/S&P Managed Moderate Division(710)
  Accumulation unit value:
    Beginning of period                                $  10.47       $  10.25            N/A            N/A
    End of period                                      $  10.70       $  10.47            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   35,203          4,739            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division(690)
  Accumulation unit value:
    Beginning of period                                $  10.28       $   9.93            N/A            N/A
    End of period                                      $  10.38       $  10.28            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   39,148         11,091            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.71%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(585)
  Accumulation unit value:
    Beginning of period                                $   7.73       $   7.00            N/A            N/A
    End of period                                      $   7.85       $   7.73            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    8,639         24,331            N/A            N/A
JNL/FMR Capital Growth Division(598)
  Accumulation unit value:
    Beginning of period                                $  18.52       $  16.33            N/A            N/A
    End of period                                      $  19.13       $  18.52            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    6,181            954            N/A            N/A
JNL/Select Large Cap Growth Division(631)
  Accumulation unit value:
    Beginning of period                                $  23.02       $  20.77            N/A            N/A
    End of period                                      $  23.46       $  23.02            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      324            325            N/A            N/A
JNL/Select Global Growth Division(617)
  Accumulation unit value:
    Beginning of period                                $  20.46       $  18.54            N/A            N/A
    End of period                                      $  20.29       $  20.46            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,790          2,199            N/A            N/A
JNL/Select Balanced Division(608)
  Accumulation unit value:
    Beginning of period                                $  20.30       $  19.00            N/A            N/A
    End of period                                      $  20.80       $  20.30            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   19,912         14,073            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division(665)
  Accumulation unit value:
    Beginning of period                                $  17.80       $  16.12            N/A            N/A
    End of period                                      $  18.84       $  17.80            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,569          2,321            N/A            N/A
JNL/Putnam Value Equity Division(659)
  Accumulation unit value:
    Beginning of period                                $  17.47       $  16.36            N/A            N/A
    End of period                                      $  17.84       $  17.47            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,267            505            N/A            N/A
JNL/Select Money Market Division(674)
  Accumulation unit value:
    Beginning of period                                $  10.78       $  10.82            N/A            N/A
    End of period                                      $  10.78       $  10.78            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,994             --            N/A            N/A
JNL/PPM America High Yield Bond
Division(608)
  Accumulation unit value:
    Beginning of period                                     N/A       $  13.69            N/A            N/A
    End of period                                           N/A       $  14.18            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division(589)
  Accumulation unit value:
    Beginning of period                                $  13.73       $  13.32            N/A            N/A
    End of period                                      $  13.68       $  13.73            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   80,009          8,274            N/A            N/A
JNL/Salomon Brothers Strategic
Bond Division(432)
  Accumulation unit value:
    Beginning of period                                $  16.42       $  15.78        $ 15.48            N/A
    End of period                                      $  16.40       $  16.42        $ 15.78            N/A
  Accumulation units outstanding
  at the end of period                                    6,795          1,569             87            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(584)
  Accumulation unit value:
    Beginning of period                                $  22.73       $  20.67            N/A            N/A
    End of period                                      $  23.47       $  22.73            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   17,842         14,290            N/A            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division(584)
  Accumulation unit value:
    Beginning of period                                $  29.51       $  25.62            N/A            N/A
    End of period                                      $  32.77       $  29.51            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    7,333          4,557            N/A            N/A
JNL/JPMorgan International Equity
Division(589)
  Accumulation unit value:
    Beginning of period                                $  11.88       $  10.39            N/A            N/A
    End of period                                      $  12.80       $  11.88            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    6,159          1,500            N/A            N/A
JNL/Alger Growth Division(618)
  Accumulation unit value:
    Beginning of period                                $  15.47       $  14.47            N/A            N/A
    End of period                                      $  16.91       $  15.47            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,173          1,200            N/A            N/A
JNL/Eagle Core Equity Division(618)
  Accumulation unit value:
    Beginning of period                                $  15.42       $  14.13            N/A            N/A
    End of period                                      $  15.51       $  15.42            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,426          3,918            N/A            N/A
JNL/Eagle SmallCap Equity Division(606)
  Accumulation unit value:
    Beginning of period                                $  17.56       $  15.80            N/A            N/A
    End of period                                      $  17.52       $  17.56            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,178          6,323            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(568)
  Accumulation unit value:
    Beginning of period                                $  11.54       $  10.76            N/A            N/A
    End of period                                      $  11.95       $  11.54            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  244,954        132,009            N/A            N/A
JNL/S&P Managed Growth Division(480)
  Accumulation unit value:
    Beginning of period                                $  11.82       $  10.90        $ 10.77            N/A
    End of period                                      $  12.36       $  11.82        $ 10.90            N/A
  Accumulation units outstanding
  at the end of period                                  103,581         37,521             97            N/A
JNL/S&P Managed Aggressive Growth
Division(552)
  Accumulation unit value:
    Beginning of period                                $  11.61       $  10.98            N/A            N/A
    End of period                                      $  12.26       $  11.61            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   42,607         46,728            N/A            N/A
JNL/S&P Very Aggressive Growth
Division I(583)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.97            N/A            N/A
    End of period                                           N/A       $  10.35            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/S&P Equity Growth Division I(627)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.25            N/A            N/A
    End of period                                           N/A       $   9.63            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/S&P Equity Aggressive Growth
Division I(596)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.89            N/A            N/A
    End of period                                           N/A       $   9.88            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(432)
  Accumulation unit value:
    Beginning of period                                $  10.11       $   9.44        $  8.94            N/A
    End of period                                      $  10.27       $  10.11        $  9.44            N/A
  Accumulation units outstanding
  at the end of period                                  168,135         73,533            151            N/A
JNL/MCM S&P 400 MidCap Index Division(432)
  Accumulation unit value:
    Beginning of period                                $  12.37       $  10.98        $ 10.44            N/A
    End of period                                      $  13.49       $  12.37        $ 10.98            N/A
  Accumulation units outstanding
  at the end of period                                  124,360         50,195            129            N/A
JNL/Alliance Capital Growth Division(598)
  Accumulation unit value:
    Beginning of period                                $   9.08       $   8.74            N/A            N/A
    End of period                                      $   8.22       $   9.08            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --          4,080            N/A            N/A
JNL/JPMorgan International Value
Division(583)
  Accumulation unit value:
    Beginning of period                                $   9.57       $   7.89            N/A            N/A
    End of period                                      $  11.04       $   9.57            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   33,890         24,859            N/A            N/A
JNL/PIMCO Total Return Bond Division(583)
  Accumulation unit value:
    Beginning of period                                $  12.77       $  12.34            N/A            N/A
    End of period                                      $  12.72       $  12.77            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   52,585         10,478            N/A            N/A
JNL/MCM Small Cap Index Division(432)
  Accumulation unit value:
    Beginning of period                                $  12.68       $  11.10        $ 10.65            N/A
    End of period                                      $  12.86       $  12.68        $ 11.10            N/A
  Accumulation units outstanding
  at the end of period                                  120,300         38,348            127            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division(432)
  Accumulation unit value:
    Beginning of period                                $  13.08       $  11.25        $ 10.36            N/A
    End of period                                      $  14.43       $  13.08        $ 11.25            N/A
  Accumulation units outstanding
  at the end of period                                  113,587         34,891            130            N/A
JNL/Lazard Small Cap Value Division(589)
  Accumulation unit value:
    Beginning of period                                $  13.38       $  12.05            N/A            N/A
    End of period                                      $  13.63       $  13.38            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   13,462          5,901            N/A            N/A
JNL/Lazard Mid Cap Value Division(589)
  Accumulation unit value:
    Beginning of period                                $  15.77       $  13.87            N/A            N/A
    End of period                                      $  16.70       $  15.77            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    8,796          6,744            N/A            N/A
JNL/MCM Bond Index Division(584)
  Accumulation unit value:
    Beginning of period                                $  10.69       $  10.36            N/A            N/A
    End of period                                      $  10.60       $  10.69            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  100,752         29,652            N/A            N/A
JNL/S&P Core Index 100 Division(595)
  Accumulation unit value:
    Beginning of period                                     N/A       $  10.13            N/A            N/A
    End of period                                           N/A       $  10.11            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division(674)
  Accumulation unit value:
    Beginning of period                                $  11.96       $  11.66            N/A            N/A
    End of period                                      $  11.84       $  11.96            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   21,429          8,625            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division(645)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.45            N/A            N/A
    End of period                                           N/A       $   9.83            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/S&P Core Index 75 Division(583)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.65            N/A            N/A
    End of period                                           N/A       $  10.01            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/MCM Dow(SM) 10 Division(432)
  Accumulation unit value:
    Beginning of period                                $   8.96       $   8.95        $  8.05            N/A
    End of period                                      $   8.23       $   8.96        $  8.95            N/A
  Accumulation units outstanding
  at the end of period                                  222,527         96,579          3,822            N/A
JNL/Putnam Midcap Growth Division(598)
  Accumulation unit value:
    Beginning of period                                $   7.13       $   6.36            N/A            N/A
    End of period                                      $   7.78       $   7.13            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    6,750          5,002            N/A            N/A
JNL/T. Rowe Price Value Division(584)
  Accumulation unit value:
    Beginning of period                                $  12.43       $  10.93            N/A            N/A
    End of period                                      $  12.85       $  12.43            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   31,958         17,480            N/A            N/A
JNL/FMR Balanced Division(583)
  Accumulation unit value:
    Beginning of period                                $   9.59       $   8.68            N/A            N/A
    End of period                                      $  10.28       $   9.59            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   18,362          5,475            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(605)
  Accumulation unit value:
    Beginning of period                                $  10.80       $   9.50            N/A            N/A
    End of period                                      $  11.96       $  10.80            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   21,507          4,167            N/A            N/A
JNL/Oppenheimer Growth Division(639)
  Accumulation unit value:
    Beginning of period                                $   7.82       $   6.84            N/A            N/A
    End of period                                      $   8.31       $   7.82            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,371          5,345            N/A            N/A
JNL/Select Value Division(614)
  Accumulation unit value:
    Beginning of period                                $  15.97       $  14.39            N/A            N/A
    End of period                                      $  16.81       $  15.97            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    9,393          2,208            N/A            N/A
JNL/MCM Global 15 Division(432)
  Accumulation unit value:
    Beginning of period                                $  11.00       $   8.82        $  8.73            N/A
    End of period                                      $  11.79       $  11.00        $  8.82            N/A
  Accumulation units outstanding
  at the end of period                                  171,207         68,655          3,769            N/A
JNL/MCM 25 Division(432)
  Accumulation unit value:
    Beginning of period                                $  11.18       $   9.42        $  8.41            N/A
    End of period                                      $  10.56       $  11.18        $  9.42            N/A
  Accumulation units outstanding
  at the end of period                                  158,843         65,387          3,617            N/A
JNL/MCM Consumer Brands Sector
Division(620)
  Accumulation unit value:
    Beginning of period                                $  10.16       $   8.96            N/A            N/A
    End of period                                      $   9.65       $  10.16            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,000          1,044            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(432)
  Accumulation unit value:
    Beginning of period                                $  17.19       $  15.69        $ 15.01            N/A
    End of period                                      $  18.23       $  17.19        $ 15.69            N/A
  Accumulation units outstanding
  at the end of period                                   88,731         38,642          2,034            N/A
JNL/MCM Technology Sector Division(598)
  Accumulation unit value:
    Beginning of period                                $   5.34       $   5.16            N/A            N/A
    End of period                                      $   5.33       $   5.34            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   23,611         26,015            N/A            N/A
JNL/MCM Healthcare Sector Division(584)
  Accumulation unit value:
    Beginning of period                                $  10.06       $   9.98            N/A            N/A
    End of period                                      $  10.53       $  10.06            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   17,993          7,845            N/A            N/A
JNL/MCM Financial Sector Division(584)
  Accumulation unit value:
    Beginning of period                                $  11.31       $  10.02            N/A            N/A
    End of period                                      $  11.69       $  11.31            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    8,514          9,381            N/A            N/A
JNL/MCM Oil & Gas Sector Division(614)
  Accumulation unit value:
    Beginning of period                                $  16.23       $  14.30            N/A            N/A
    End of period                                      $  21.61       $  16.23            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   24,634          6,278            N/A            N/A
JNL/MCM Communications Sector
Division(614)
  Accumulation unit value:
    Beginning of period                                $   4.25       $   3.75            N/A            N/A
    End of period                                      $   4.18       $   4.25            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   12,840          2,643            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(432)
  Accumulation unit value:
    Beginning of period                                $   9.30       $   8.12        $  7.46            N/A
    End of period                                      $  12.42       $   9.30        $  8.12            N/A
  Accumulation units outstanding
  at the end of period                                  166,565         76,438          4,127            N/A
JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Small Cap Growth Division(621)
  Accumulation unit value:
    Beginning of period                                $  11.44       $  10.27            N/A            N/A
    End of period                                      $  12.08       $  11.44            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,541            960            N/A            N/A
JNL/AIM Large Cap Growth Division(583)
  Accumulation unit value:
    Beginning of period                                $  10.73       $   9.91            N/A            N/A
    End of period                                      $  11.20       $  10.73            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   11,729         12,502            N/A            N/A
JNL/AIM Real Estate Division(830)
  Accumulation unit value:
    Beginning of period                                $  10.17            N/A            N/A            N/A
    End of period                                      $  11.49            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   57,729            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division(838)
  Accumulation unit value:
    Beginning of period                                $  10.33            N/A            N/A            N/A
    End of period                                      $  11.19            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,329            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(838)
  Accumulation unit value:
    Beginning of period                                $  10.27            N/A            N/A            N/A
    End of period                                      $  10.83            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    5,505            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division(721)
  Accumulation unit value:
    Beginning of period                                $  10.80       $  10.75            N/A            N/A
    End of period                                      $  10.40       $  10.80            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   14,067          1,303            N/A            N/A
JNL/MCM Value Line 25 Division(721)
  Accumulation unit value:
    Beginning of period                                $  11.40       $  10.85            N/A            N/A
    End of period                                      $  15.39       $  11.40            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   88,393          1,291            N/A            N/A
JNL/MCM JNL 5 Division(682)
  Accumulation unit value:
    Beginning of period                                $  10.88       $   9.77            N/A            N/A
    End of period                                      $  11.71       $  10.88            N/A            N/A
  Accumulation units outstanding
  at the end of period                                  488,733         25,848            N/A            N/A
JNL/MCM VIP Division(682)
  Accumulation unit value:
    Beginning of period                                $  11.04       $   9.80            N/A            N/A
    End of period                                      $  11.80       $  11.04            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   86,794          9,997            N/A            N/A
JNL/S&P Managed Moderate Division(709)
  Accumulation unit value:
    Beginning of period                                $  10.47       $  10.23            N/A            N/A
    End of period                                      $  10.70       $  10.47            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   44,399          6,874            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division(694)
  Accumulation unit value:
    Beginning of period                                $  10.28       $  10.03            N/A            N/A
    End of period                                      $  10.38       $  10.28            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   57,546          9,130            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.72%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Balanced Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Money Market Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/PPM America High Yield Bond
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers Strategic
Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Equity
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Managed Growth Division(609)
  Accumulation unit value:
    Beginning of period                                $  11.81       $  11.02            N/A            N/A
    End of period                                      $  12.35       $  11.81            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    5,722          5,722            N/A            N/A
JNL/S&P Managed Aggressive Growth
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Very Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM S&P 400 MidCap Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/JPMorgan International Value
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/PIMCO Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM International Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Bond Index Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers High Yield
Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Dow(SM) 10 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Global 15 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM 25 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Technology Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Financial Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Oil & Gas Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Communications Sector Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/AIM Real Estate Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Goldman Sachs Mid Cap Value
Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Nasdaq 15 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM Value Line 25 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM JNL 5 Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/MCM VIP Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Managed Moderate Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.745%

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(423)
  Accumulation unit value:
    Beginning of period                                $   7.72       $   7.13        $  6.49            N/A
    End of period                                      $   7.83       $   7.72        $  7.13            N/A
  Accumulation units outstanding
  at the end of period                                    6,030          6,453          2,163            N/A
JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Large Cap Growth Division(315)
  Accumulation unit value:
    Beginning of period                                $  22.94       $  21.11        $ 16.93            N/A
    End of period                                      $  23.36       $  22.94        $ 21.11            N/A
  Accumulation units outstanding
  at the end of period                                      221            226            236            N/A
JNL/Select Global Growth Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Balanced Division(526)
  Accumulation unit value:
    Beginning of period                                $  20.23       $  19.33            N/A            N/A
    End of period                                      $  20.73       $  20.23            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,726          2,470            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                $  18.08            N/A            N/A            N/A
    End of period                                      $  18.77            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,535            N/A            N/A            N/A
JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Select Money Market Division(472)
  Accumulation unit value:
    Beginning of period                                $  10.75       $  10.96        $ 10.98            N/A
    End of period                                      $  10.74       $  10.75        $ 10.96            N/A
  Accumulation units outstanding
  at the end of period                                    1,388          1,383          1,208            N/A
JNL/PPM America High Yield Bond
Division(526)
  Accumulation unit value:
    Beginning of period                                     N/A       $  13.88            N/A            N/A
    End of period                                           N/A       $  14.13            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --            N/A            N/A
JNL/Salomon Brothers U.S. Government
& Quality Bond Division
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/Salomon Brothers Strategic
Bond Division(526)
  Accumulation unit value:
    Beginning of period                                $  16.36       $  15.85            N/A            N/A
    End of period                                      $  16.34       $  16.36            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --            741            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(458)
  Accumulation unit value:
    Beginning of period                                $  22.65       $  21.19        $ 19.73            N/A
    End of period                                      $  23.38       $  22.65        $ 21.19            N/A
  Accumulation units outstanding
  at the end of period                                    1,351            542          1,590            N/A
JNL/T. Rowe Price Mid-Cap Growth
Division(315)
  Accumulation unit value:
    Beginning of period                                $  29.41       $  25.61        $ 19.64            N/A
    End of period                                      $  32.65       $  29.41        $ 25.61            N/A
  Accumulation units outstanding
  at the end of period                                      406          1,415          2,622            N/A
JNL/JPMorgan International Equity
Division(315)
  Accumulation unit value:
    Beginning of period                                $  11.84       $  10.46        $  8.16            N/A
    End of period                                      $  12.75       $  11.84        $ 10.46            N/A
  Accumulation units outstanding
  at the end of period                                      868            446            487            N/A
JNL/Alger Growth Division(526)
  Accumulation unit value:
    Beginning of period                                $  15.42       $  15.64            N/A            N/A
    End of period                                      $  16.85       $  15.42            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       --             84            N/A            N/A
JNL/Eagle Core Equity Division(423)
  Accumulation unit value:
    Beginning of period                                $  15.37       $  14.86        $ 13.74            N/A
    End of period                                      $  15.46       $  15.37        $ 14.86            N/A
  Accumulation units outstanding
  at the end of period                                    1,896          2,696            729            N/A
JNL/Eagle SmallCap Equity Division(423)
  Accumulation unit value:
    Beginning of period                                $  17.51       $  15.15        $ 14.24            N/A
    End of period                                      $  17.46       $  17.51        $ 15.15            N/A
  Accumulation units outstanding
  at the end of period                                    1,815          1,664            689            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(456)
  Accumulation unit value:
    Beginning of period                                $  11.51       $  10.80        $ 10.38            N/A
    End of period                                      $  11.92       $  11.51        $ 10.80            N/A
  Accumulation units outstanding
  at the end of period                                   23,354         21,428          1,297            N/A
JNL/S&P Managed Growth Division(456)
  Accumulation unit value:
    Beginning of period                                $  11.79       $  10.88        $ 10.40            N/A
    End of period                                      $  12.33       $  11.79        $ 10.88            N/A
  Accumulation units outstanding
  at the end of period                                    8,624          8,629          1,294            N/A
JNL/S&P Managed Aggressive Growth
Division(674)
  Accumulation unit value:
    Beginning of period                                $  11.58       $  10.68            N/A            N/A
    End of period                                      $  12.22       $  11.58            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    8,187         10,203            N/A            N/A
JNL/S&P Very Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A
JNL/S&P Equity Growth Division I(287)
  Accumulation unit value:
    Beginning of period                                     N/A       $   9.52        $  7.12            N/A
    End of period                                           N/A       $   9.61        $  9.52            N/A
  Accumulation units outstanding
  at the end of period                                      N/A             --         10,749            N/A
JNL/S&P Equity Aggressive Growth
Division I
  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                   2005           2004           2003           2002
--------------------                               ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(362)
  Accumulation unit value:
    Beginning of period                                $  10.10       $   9.43        $  8.42            N/A
    End of period                                      $  10.26       $  10.10        $  9.43            N/A
  Accumulation units outstanding
  at the end of period                                      890          2,795          1,026            N/A
JNL/MCM S&P 400 MidCap Index Division(362)
  Accumulation unit value:
    Beginning of period                                $  12.36       $  10.97        $  9.40            N/A
    End of period                                      $  13.47       $  12.36        $ 10.97            N/A
  Accumulation units outstanding
  at the end of period                                      794          2,338            937            N/A
JNL/Alliance Capital Growth Division(310)
  Accumulation unit value:
    Beginning of period                                $   9.06       $   8.76        $  7.44            N/A
    End of period                                      $   8.20       $   9.06        $  8.76            N/A
  Accumulation units outstanding
  at the end of period                                       --          2,559          1,767            N/A
JNL/JPMorgan International Value
Division(310)
  Accumulation unit value:
    Beginning of period                                $   9.55       $   8.01        $  5.67            N/A
    End of period                                      $  11.01       $   9.55        $  8.01            N/A
  Accumulation units outstanding
  at the end of period                                    3,630          6,316            108            N/A
JNL/PIMCO Total Return Bond Division(310)
  Accumulation unit value:
    Beginning of period                                $  12.74       $  12.54        $ 12.46            N/A
    End of period                                      $  12.68       $  12.74        $ 12.54            N/A
  Accumulation units outstanding
  at the end of period                                    3,404          3,332          1,910            N/A
JNL/MCM Small Cap Index Division(362)
  Accumulation unit value:
    Beginning of period                                $  12.67       $  11.09        $  9.21            N/A
    End of period                                      $  12.85       $  12.67        $ 11.09            N/A
  Accumulation units outstanding
  at the end of period                                      813          2,336          3,961            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM International Index Division(487)

  Accumulation unit value:
    Beginning of period                   $      13.07   $      11.33            N/A            N/A
    End of period                         $      14.41   $      13.07            N/A            N/A
  Accumulation units outstanding
  at the end of period                             932          2,205            N/A            N/A

JNL/Lazard Small Cap Value Division(310)

  Accumulation unit value:
    Beginning of period                   $      13.35   $      11.89   $       8.59            N/A
    End of period                         $      13.59   $      13.35   $      11.89            N/A
  Accumulation units outstanding
  at the end of period                             790          6,503          1,538            N/A

JNL/Lazard Mid Cap Value Division(310)

  Accumulation unit value:
    Beginning of period                   $      15.73   $      12.96   $      10.06            N/A
    End of period                         $      16.65   $      15.73   $      12.96            N/A
  Accumulation units outstanding
  at the end of period                             878          2,551          2,568            N/A

JNL/MCM Bond Index Division(557)

  Accumulation unit value:
    Beginning of period                   $      10.68   $      10.55            N/A            N/A
    End of period                         $      10.58   $      10.68            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -            225            N/A            N/A

JNL/S&P Core Index 100 Division(423)

  Accumulation unit value:
    Beginning of period                            N/A   $      10.02   $       9.39            N/A
    End of period                                  N/A   $      10.11   $      10.02            N/A
  Accumulation units outstanding
  at the end of period                             N/A              -          1,985            N/A

JNL/Salomon Brothers High Yield
Bond Division674

  Accumulation unit value:
    Beginning of period                   $      11.93   $      11.64            N/A            N/A
    End of period                         $      11.81   $      11.93            N/A            N/A
  Accumulation units outstanding
  at the end of period                           1,434          2,121            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division(278)

  Accumulation unit value:
    Beginning of period                            N/A   $       9.73   $       7.25            N/A
    End of period                                  N/A   $       9.82   $       9.73            N/A
  Accumulation units outstanding
  at the end of period                             N/A              -          3,621            N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Dow(SM) 10 Division(287)

  Accumulation unit value:
    Beginning of period                   $       8.94   $       8.94   $       6.31            N/A
    End of period                         $       8.21   $       8.94   $       8.94            N/A
  Accumulation units outstanding
  at the end of period                          27,522         14,307          1,366            N/A

JNL/Putnam Midcap Growth Division(310)

  Accumulation unit value:
    Beginning of period                   $       7.12   $       6.17   $       4.71            N/A
    End of period                         $       7.76   $       7.12   $       6.17            N/A
  Accumulation units outstanding
  at the end of period                           3,756          4,081          3,358            N/A

JNL/T. Rowe Price Value Division(526)

  Accumulation unit value:
    Beginning of period                   $      12.41   $      11.57            N/A            N/A
    End of period                         $      12.82   $      12.41            N/A            N/A
  Accumulation units outstanding
  at the end of period                           2,628          7,129            N/A            N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(310)

  Accumulation unit value:
    Beginning of period                   $      10.79   $       9.40   $       6.56            N/A
    End of period                         $      11.94   $      10.79   $       9.40            N/A
  Accumulation units outstanding
  at the end of period                           1,742          1,472            682            N/A

JNL/Oppenheimer Growth Division(315)

  Accumulation unit value:
    Beginning of period                   $       7.81   $       7.70   $       6.93            N/A
    End of period                         $       8.30   $       7.81   $       7.70            N/A
  Accumulation units outstanding
  at the end of period                             619            659            614            N/A

JNL/Select Value Division(362)

  Accumulation unit value:
    Beginning of period                   $      15.95   $      14.29   $      12.28            N/A
    End of period                         $      16.79   $      15.95   $      14.29            N/A
  Accumulation units outstanding
  at the end of period                             437            507            701            N/A

JNL/MCM Global 15 Division(287)

  Accumulation unit value:
    Beginning of period                   $      10.97   $       8.80   $       5.87            N/A
    End of period                         $      11.77   $      10.97   $       8.80            N/A
  Accumulation units outstanding
  at the end of period                          35,071         10,528          1,475            N/A

JNL/MCM 25 Division(287)

  Accumulation unit value:
    Beginning of period                   $      11.16   $       9.41          6.48.            N/A
    End of period                         $      10.54   $      11.16   $       9.41            N/A
  Accumulation units outstanding
  at the end of period                          20,786         10,433          2,471            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(287)

  Accumulation unit value:
    Beginning of period                   $      17.16   $      15.66   $      10.32            N/A
    End of period                         $      18.19   $      17.16   $      15.66            N/A
  Accumulation units outstanding
  at the end of period                          14,233          6,347          2,923            N/A

JNL/MCM Technology Sector Division(718)

  Accumulation unit value:
    Beginning of period                   $       5.33   $       5.37            N/A            N/A
    End of period                         $       5.31   $       5.33            N/A            N/A
  Accumulation units outstanding
  at the end of period                           4,285          1,322            N/A            N/A

JNL/MCM Healthcare Sector Division(597)

  Accumulation unit value:
    Beginning of period                   $      10.04   $      10.19            N/A            N/A
    End of period                         $      10.51   $      10.04            N/A            N/A
  Accumulation units outstanding
  at the end of period                           4,394          1,674            N/A            N/A

JNL/MCM Financial Sector Division(597)

  Accumulation unit value:
    Beginning of period                   $      11.29   $      10.36            N/A            N/A
    End of period                         $      11.66   $      11.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                           1,582          1,582            N/A            N/A

JNL/MCM Oil & Gas Sector Division(634)

  Accumulation unit value:
    Beginning of period                   $      16.20   $      14.11            N/A            N/A
    End of period                         $      21.57   $      16.20            N/A            N/A
  Accumulation units outstanding
  at the end of period                           6,236          7,011            N/A            N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(287)

  Accumulation unit value:
    Beginning of period                   $       9.28   $       8.11   $       6.46            N/A
    End of period                         $      12.39   $       9.28   $       8.11            N/A
  Accumulation units outstanding
  at the end of period                          19,293         13,882          1,363            N/A

JNL/AIM Premier Equity II Division(526)

  Accumulation unit value:
    Beginning of period                            N/A   $       9.39            N/A            N/A
    End of period                                  N/A   $       8.92            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A              -            N/A            N/A

JNL/AIM Small Cap Growth Division(310)

  Accumulation unit value:
    Beginning of period                   $      11.43   $      11.00   $       7.93            N/A
    End of period                         $      12.06   $      11.43   $      11.00            N/A
  Accumulation units outstanding
  at the end of period                             538            552            529            N/A

JNL/AIM Large Cap Growth Division(310)

  Accumulation unit value:
    Beginning of period                   $      10.72   $      10.02   $       8.07            N/A
    End of period                         $      11.18   $      10.72   $      10.02            N/A
  Accumulation units outstanding
  at the end of period                           1,990          2,422          2,528            N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                   $      10.73            N/A            N/A            N/A
    End of period                         $      11.49            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           2,812            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division(894)

  Accumulation unit value:
    Beginning of period                   $      10.90            N/A            N/A            N/A
    End of period                         $      11.18            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           2,228            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003            2002
                                          ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(962)

  Accumulation unit value:
    Beginning of period                   $      10.91            N/A            N/A            N/A
    End of period                         $      10.83            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             275            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                   $      10.56            N/A            N/A            N/A
    End of period                         $      10.40            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           7,108            N/A            N/A            N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                   $      11.34            N/A            N/A            N/A
    End of period                         $      15.39            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          23,449            N/A            N/A            N/A

JNL/MCM JNL 5 Division(712)

  Accumulation unit value:
    Beginning of period                   $      10.87   $      10.53            N/A            N/A
    End of period                         $      11.71   $      10.87            N/A            N/A
  Accumulation units outstanding
  at the end of period                          18,295         10,020            N/A            N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                   $      10.97            N/A            N/A            N/A
    End of period                         $      11.80            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -            N/A            N/A            N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                   $      10.33            N/A            N/A            N/A
    End of period                         $      10.70            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           1,689            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.75%

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                         2005            2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Moderate Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/FMR Capital Growth Division(354)

  Accumulation unit value:
    Beginning of period                   $      18.43   $      16.07   $      13.94            N/A
    End of period                         $      19.04   $      18.43   $      16.07            N/A
  Accumulation units outstanding
  at the end of period                               -              -              -            N/A

JNL/Select Large Cap Growth Division(353)

  Accumulation unit value:
    Beginning of period                   $      22.93   $      21.11   $      18.92            N/A
    End of period                         $      23.35   $      22.93   $      21.11            N/A
  Accumulation units outstanding
  at the end of period                               -              -              -            N/A

JNL/Select Global Growth Division(628)

  Accumulation unit value:
    Beginning of period                   $      20.38   $      17.57            N/A            N/A
    End of period                         $      20.21   $      20.38            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -             80            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Select Balanced Division(108)

  Accumulation unit value:
    Beginning of period                   $      20.22   $      18.74   $      15.85   $      17.18
    End of period                         $      20.71   $      20.22   $      18.74   $      15.85
  Accumulation units outstanding
  at the end of period                             167          1,443              -              -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Putnam Value Equity Division(354)

  Accumulation unit value:
    Beginning of period                   $      17.41   $      16.30   $      14.79            N/A
    End of period                         $      17.77   $      17.41   $      16.30            N/A
  Accumulation units outstanding
  at the end of period                               -              -              -            N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                   $      10.72            N/A            N/A            N/A
    End of period                         $      10.73            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           1,478            N/A            N/A            N/A

JNL/PPM America High Yield Bond
Division(354)

  Accumulation unit value:
    Beginning of period                            N/A   $      13.80   $      13.14            N/A
    End of period                                  N/A   $      14.12   $      13.80            N/A
  Accumulation units outstanding
  at the end of period                             N/A              -              -            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(108)

  Accumulation unit value:
    Beginning of period                   $      13.69   $      13.55   $      13.76   $      12.87
    End of period                         $      13.63   $      13.69   $      13.55   $      13.76
  Accumulation units outstanding
  at the end of period                             382            369              -              -

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Salomon Brothers Strategic
Bond Division(354)

  Accumulation unit value:
    Beginning of period                   $      16.35   $      15.72   $      15.57            N/A
    End of period                         $      16.33   $      16.35   $      15.72            N/A
  Accumulation units outstanding
  at the end of period                             715              -              -            N/A

JNL/T. Rowe Price Established
Growth Division(354)

  Accumulation unit value:
    Beginning of period                   $      22.62   $      21.19   $      18.83            N/A
    End of period                         $      23.35   $      22.62   $      21.19            N/A
  Accumulation units outstanding
  at the end of period                             605              -              -            N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(353)

  Accumulation unit value:
    Beginning of period                   $      29.39   $      25.60   $      22.38            N/A
    End of period                         $      32.63   $      29.39   $      25.60            N/A
  Accumulation units outstanding
  at the end of period                             396            741              -            N/A

JNL/JPMorgan International Equity
Division(634)

  Accumulation unit value:
    Beginning of period                   $      11.84   $       9.97            N/A            N/A
    End of period                         $      12.75   $      11.84            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -            474            N/A            N/A

JNL/Alger Growth Division(353)

  Accumulation unit value:
    Beginning of period                   $      15.41   $      15.08   $      13.47            N/A
    End of period                         $      16.83   $      15.41   $      15.08            N/A
  Accumulation units outstanding
  at the end of period                               -              -              -            N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                   $      15.10            N/A            N/A            N/A
    End of period                         $      15.46            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Eagle SmallCap Equity Division(472)

  Accumulation unit value:
    Beginning of period                   $      17.50   $      15.14   $      14.38            N/A
    End of period                         $      17.46   $      17.50   $      15.14            N/A
  Accumulation units outstanding
  at the end of period                               -              -              -            N/A

JNL/S&P Managed Moderate Growth
Division(383)

  Accumulation unit value:
    Beginning of period                   $      11.51   $      10.80   $       9.85            N/A
    End of period                         $      11.92   $      11.51   $      10.80            N/A
  Accumulation units outstanding
  at the end of period                          27,846          3,581              -            N/A

JNL/S&P Managed Growth Division(585)

  Accumulation unit value:
    Beginning of period                   $      11.79   $      10.67            N/A            N/A
    End of period                         $      12.32   $      11.79            N/A            N/A
  Accumulation units outstanding
  at the end of period                          13,637          7,281            N/A            N/A

JNL/S&P Managed Aggressive Growth
Division(472)

  Accumulation unit value:
    Beginning of period                   $      11.57   $      10.57   $      10.14            N/A
    End of period                         $      12.21   $      11.57   $      10.57            N/A
  Accumulation units outstanding
  at the end of period                               -          3,050              -            N/A

JNL/S&P Very Aggressive Growth
Division I(472)

  Accumulation unit value:
    Beginning of period                            N/A   $      10.19   $       9.72            N/A
    End of period                                  N/A   $      10.33   $      10.19            N/A
  Accumulation units outstanding
  at the end of period                             N/A              -              -            N/A

JNL/S&P Equity Growth Division I(598)

  Accumulation unit value:
    Beginning of period                            N/A   $       9.55            N/A            N/A
    End of period                                  N/A   $       9.61            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A              -            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Equity Aggressive Growth
Division I(624)

  Accumulation unit value:
    Beginning of period                            N/A   $       9.54            N/A            N/A
    End of period                                  N/A   $       9.85            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A              -            N/A            N/A

JNL/MCM S&P 500 Index Division(558)

  Accumulation unit value:
    Beginning of period                   $      10.10   $       9.52            N/A            N/A
    End of period                         $      10.26   $      10.10            N/A            N/A
  Accumulation units outstanding
  at the end of period                           6,149          4,313            N/A            N/A

JNL/MCM S&P 400 MidCap Index Division(558)

  Accumulation unit value:
    Beginning of period                   $      12.36   $      11.30            N/A            N/A
    End of period                         $      13.47   $      12.36            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -            461            N/A            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/JPMorgan International Value
Division(628)

  Accumulation unit value:
    Beginning of period                   $       9.54   $       7.93            N/A            N/A
    End of period                         $      11.01   $       9.54            N/A            N/A
  Accumulation units outstanding
  at the end of period                           5,190            862            N/A            N/A

JNL/PIMCO Total Return Bond Division(108)

  Accumulation unit value:
    Beginning of period                   $      12.73   $      12.54   $      12.30   $      11.83
    End of period                         $      12.67   $      12.73   $      12.54   $      12.30
  Accumulation units outstanding
  at the end of period                           1,548            793              -              -

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM Small Cap Index Division(354)

  Accumulation unit value:
    Beginning of period                   $      12.66   $      11.09   $       8.85            N/A
    End of period                         $      12.84   $      12.66   $      11.09            N/A
  Accumulation units outstanding
  at the end of period                               -              -              -            N/A

JNL/MCM International Index Division(558)

  Accumulation unit value:
    Beginning of period                   $      13.06   $      11.48            N/A            N/A
    End of period                         $      14.40   $      13.06            N/A            N/A
  Accumulation units outstanding
  at the end of period                           2,096            113            N/A            N/A

JNL/Lazard Small Cap Value Division(354)

  Accumulation unit value:
    Beginning of period                   $      13.34   $      11.89   $       9.66            N/A
    End of period                         $      13.59   $      13.34   $      11.89            N/A
  Accumulation units outstanding
  at the end of period                               -            713              -            N/A

JNL/Lazard Mid Cap Value Division(354)

  Accumulation unit value:
    Beginning of period                   $      15.72   $      12.96   $      11.15            N/A
    End of period                         $      16.64   $      15.72   $      12.96            N/A
  Accumulation units outstanding
  at the end of period                           1,747          1,408              -            N/A

JNL/MCM Bond Index Division(354)

  Accumulation unit value:
    Beginning of period                   $      10.68   $      10.60   $      10.83            N/A
    End of period                         $      10.59   $      10.68   $      10.60            N/A
  Accumulation units outstanding
  at the end of period                             584              -              -            N/A

JNL/S&P Core Index 100 Division(585)

  Accumulation unit value:
    Beginning of period                            N/A   $       9.81            N/A            N/A
    End of period                                  N/A   $      10.10            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A              -            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                   $      11.93   $      11.63            N/A            N/A
    End of period                         $      11.80   $      11.93            N/A            N/A
  Accumulation units outstanding
  at the end of period                             445            437            N/A            N/A

JNL/S&P Core Index 50 Division(472)

  Accumulation unit value:
    Beginning of period                            N/A   $       9.73   $       9.27            N/A
    End of period                                  N/A   $       9.82   $       9.73            N/A
  Accumulation units outstanding
  at the end of period                             N/A              -              -            N/A

JNL/S&P Core Index 75 Division(581)

  Accumulation unit value:
    Beginning of period                            N/A   $       9.65            N/A            N/A
    End of period                                  N/A   $      10.00            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A              -            N/A            N/A

JNL/MCM Dow(SM) 10 Division(405)

  Accumulation unit value:
    Beginning of period                   $       8.94   $       8.94   $       8.17            N/A
    End of period                         $       8.21   $       8.94   $       8.94            N/A
  Accumulation units outstanding
  at the end of period                           5,220            304              -            N/A

JNL/Putnam Midcap Growth Division(624)

  Accumulation unit value:
    Beginning of period                   $       7.11   $       6.05            N/A            N/A
    End of period                         $       7.76   $       7.11            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -              -            N/A            N/A

JNL/T. Rowe Price Value Division(354)

  Accumulation unit value:
    Beginning of period                   $      12.41   $      11.07   $       9.48            N/A
    End of period                         $      12.82   $      12.41   $      11.07            N/A
  Accumulation units outstanding
  at the end of period                             906          1,514              -            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/FMR Balanced Division(354)

  Accumulation unit value:
    Beginning of period                   $       9.57   $       8.99   $       8.56            N/A
    End of period                         $      10.25   $       9.57   $       8.99            N/A
  Accumulation units outstanding
  at the end of period                               -              -              -            N/A

JNL/Oppenheimer Global Growth
Division(354)

  Accumulation unit value:
    Beginning of period                   $      10.78   $       9.40   $       7.58            N/A
    End of period                         $      11.93   $      10.78   $       9.40            N/A
  Accumulation units outstanding
  at the end of period                           4,121          1,868              -            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Value Division(628)

  Accumulation unit value:
    Beginning of period                   $      15.95   $      14.37            N/A            N/A
    End of period                         $      16.79   $      15.95            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -          1,163            N/A            N/A

JNL/MCM Global 15 Division(574)

  Accumulation unit value:
    Beginning of period                   $      10.97   $       8.88            N/A            N/A
    End of period                         $      11.76   $      10.97            N/A            N/A
  Accumulation units outstanding
  at the end of period                           7,642          4,062            N/A            N/A

JNL/MCM 25 Division(405)

  Accumulation unit value:
    Beginning of period                   $      11.15   $       9.40   $       8.25            N/A
    End of period                         $      10.53   $      11.15   $       9.40            N/A
  Accumulation units outstanding
  at the end of period                           4,215          3,516              -            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Select Small-Cap Division(353)

  Accumulation unit value:
    Beginning of period                   $      17.15   $      15.66   $      12.72            N/A
    End of period                         $      18.18   $      17.15   $      15.66            N/A
  Accumulation units outstanding
  at the end of period                           2,969          2,525              -            N/A

JNL/MCM Technology Sector Division(628)

  Accumulation unit value:
    Beginning of period                   $       5.33   $       4.74            N/A            N/A
    End of period                         $       5.31   $       5.33            N/A            N/A
  Accumulation units outstanding
  at the end of period                           2,412            127            N/A            N/A

JNL/MCM Healthcare Sector Division(624)

  Accumulation unit value:
    Beginning of period                   $      10.03   $       9.61            N/A            N/A
    End of period                         $      10.51   $      10.03            N/A            N/A
  Accumulation units outstanding
  at the end of period                             109            260            N/A            N/A

JNL/MCM Financial Sector Division(624)

  Accumulation unit value:
    Beginning of period                   $      11.29   $      10.04            N/A            N/A
    End of period                         $      11.66   $      11.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                           2,440              -            N/A            N/A

JNL/MCM Oil & Gas Sector Division(628)

  Accumulation unit value:
    Beginning of period                   $      16.20   $      14.37            N/A            N/A
    End of period                         $      21.56   $      16.20            N/A            N/A
  Accumulation units outstanding
  at the end of period                           3,808            398            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM  S&P(R) 10 Division(405)

  Accumulation unit value:
    Beginning of period                   $       9.28   $       8.10   $       7.55            N/A
    End of period                         $      12.39   $       9.28   $       8.10            N/A
  Accumulation units outstanding
  at the end of period                           9,043          5,068              -            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                   $      11.37            N/A            N/A            N/A
    End of period                         $      12.06            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -            N/A            N/A            N/A

JNL/AIM Large Cap Growth Division(585)

  Accumulation unit value:
    Beginning of period                   $      10.72   $       9.99            N/A            N/A
    End of period                         $      11.18   $      10.72            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -            250            N/A            N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                   $      10.73            N/A            N/A            N/A
    End of period                         $      11.49            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           2,234            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003          2002
                                          ------------   ------------   ------------   ------------
JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                   $      10.27            N/A            N/A            N/A
    End of period                         $      10.40            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -            N/A            N/A            N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                   $      12.32            N/A            N/A            N/A
    End of period                         $      15.39            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           1,696            N/A            N/A            N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                   $      11.05            N/A            N/A            N/A
    End of period                         $      11.71            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          24,639            N/A            N/A            N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                   $      10.59            N/A            N/A            N/A
    End of period                         $      11.80            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                   $      10.33            N/A            N/A            N/A
    End of period                         $      10.70            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             752            N/A            N/A            N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                   $      10.17            N/A            N/A            N/A
    End of period                         $      10.38            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           2,714            N/A            N/A            N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.755%

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004          2003            2002
                                          ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding

  at the end of period                             N/A            N/A            N/A            N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003          2002
                                          ------------   ------------   ------------   ------------
JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(847)

  Accumulation unit value:
    Beginning of period                   $       9.92            N/A            N/A            N/A
    End of period                         $      10.25            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           1,021            N/A            N/A            N/A

JNL/MCM S&P 400 MidCap Index Division(847)

  Accumulation unit value:
    Beginning of period                   $      12.53            N/A            N/A            N/A
    End of period                         $      13.46            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             788            N/A            N/A            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Small Cap Index Division(847)

  Accumulation unit value:
    Beginning of period                   $      12.06            N/A            N/A            N/A
    End of period                         $      12.84            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             814            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM International Index Division(847)

  Accumulation unit value:
    Beginning of period                   $      12.65            N/A            N/A            N/A
    End of period                         $      14.40            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             759            N/A            N/A            N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Bond Index Division(847)

  Accumulation unit value:
    Beginning of period                   $      10.72            N/A            N/A            N/A
    End of period                         $      10.58            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             989            N/A            N/A            N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                                   DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
INVESTMENT DIVISIONS                                   2005                2004                2003                2002
                                                   ------------         -----------        ------------        ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

                                                   DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
INVESTMENT DIVISIONS                                   2005                2004                2003                2002
                                                   ------------         -----------        ------------        ------------
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

                                                   DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
INVESTMENT DIVISIONS                                   2005                2004                2003                2002
                                                   ------------         -----------        ------------        ------------
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

                                                   DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
INVESTMENT DIVISIONS                                   2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

                                                   DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
INVESTMENT DIVISIONS                                   2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.76%

                                                   DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
INVESTMENT DIVISIONS                                   2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                            $       7.26                 N/A                 N/A                 N/A
    End of period                                  $       7.82                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    5,835                 N/A                 N/A                 N/A

JNL/FMR Capital Growth Division(702)

  Accumulation unit value:
    Beginning of period                            $      18.43        $      17.20                 N/A                 N/A
    End of period                                  $      19.03        $      18.43                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    1,750                 121                 N/A                 N/A

JNL/Select Large Cap Growth Division(705)

  Accumulation unit value:
    Beginning of period                            $      22.91        $      22.22                 N/A                 N/A
    End of period                                  $      23.34        $      22.91                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    1,078                   7                 N/A                 N/A

JNL/Select Global Growth Division(705)

  Accumulation unit value:
    Beginning of period                            $      20.37        $      19.88                 N/A                 N/A
    End of period                                  $      20.23        $      20.37                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                      203                  10                 N/A                 N/A

JNL/Select Balanced Division(709)

  Accumulation unit value:
    Beginning of period                            $      20.20        $      19.65                 N/A                 N/A
    End of period                                  $      20.69        $      20.20                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                    7,706                 260                 N/A                 N/A

                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003              2002
                                        ------------   ------------   ------------      ------------
JNL/Putnam Equity Division(710)

  Accumulation unit value:
    Beginning of period                  $    17.71     $    16.91             N/A               N/A
    End of period                        $    18.74     $    17.71             N/A               N/A
  Accumulation units outstanding
  at the end of period                        1,073            343             N/A               N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                  $    17.07            N/A             N/A               N/A
    End of period                        $    17.75            N/A             N/A               N/A
  Accumulation units outstanding
  at the end of period                        2,330            N/A             N/A               N/A

JNL/Select Money Market Division(702)

  Accumulation unit value:
    Beginning of period                  $    10.73     $    10.75             N/A               N/A
    End of period                        $    10.72     $    10.73             N/A               N/A
  Accumulation units outstanding
  at the end of period                       41,482          9,091             N/A               N/A

JNL/PPM America High Yield Bond
Division450

  Accumulation unit value:
    Beginning of period                         N/A     $    13.78    $      13.43               N/A
    End of period                               N/A     $    14.11    $      13.78               N/A
  Accumulation units outstanding
  at the end of period                          N/A             --           1,936               N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                  $    13.67     $    13.27             N/A               N/A
    End of period                        $    13.61     $    13.67             N/A               N/A
  Accumulation units outstanding
  at the end of period                        3,372            600             N/A               N/A

JNL/Salomon Brothers Strategic
Bond Division572

  Accumulation unit value:
    Beginning of period                  $    16.34     $    15.45             N/A               N/A
    End of period                        $    16.31     $    16.34             N/A               N/A
  Accumulation units outstanding
  at the end of period                       24,420            285             N/A               N/A

                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                           2005           2004           2003              2002
                                           ------------   ------------    ------------      ------------
JNL/T. Rowe Price Established
Growth Division(440)

  Accumulation unit value:
    Beginning of period                     $    22.62     $    21.16    $    19.57                    N/A
    End of period                           $    23.35     $    22.62    $    21.16                    N/A
  Accumulation units outstanding
  at the end of period                           7,204          1,590           850                    N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(678)

  Accumulation unit value:
    Beginning of period                     $    29.36     $    26.74           N/A                    N/A
    End of period                           $    32.59     $    29.36           N/A                    N/A
  Accumulation units outstanding
  at the end of period                          11,060          2,843           N/A                    N/A

JNL/JPMorgan International Equity
Division(549)

  Accumulation unit value:
    Beginning of period                     $    11.83     $    10.83           N/A                    N/A
    End of period                           $    12.73     $    11.83           N/A                    N/A
  Accumulation units outstanding
  at the end of period                           6,695            270           N/A                    N/A

JNL/Alger Growth Division(705)

  Accumulation unit value:
    Beginning of period                     $    15.40     $    14.87           N/A                    N/A
    End of period                           $    16.82     $    15.40           N/A                    N/A
  Accumulation units outstanding
  at the end of period                           1,632             30           N/A                    N/A

JNL/Eagle Core Equity Division(713)

  Accumulation unit value:
    Beginning of period                     $    15.35     $    14.90           N/A                    N/A
    End of period                           $    15.44     $    15.35           N/A                    N/A
  Accumulation units outstanding
  at the end of period                             175            391           N/A                    N/A

JNL/Eagle SmallCap Equity Division(705)

  Accumulation unit value:
    Beginning of period                     $    17.48     $    16.57           N/A                    N/A
    End of period                           $    17.44     $    17.48           N/A                    N/A
  Accumulation units outstanding
  at the end of period                           3,911            708           N/A                    N/A

                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003              2002
                                        ------------   ------------   ------------      ------------

JNL/S&P Managed Moderate Growth
Division(734)

  Accumulation unit value:
    Beginning of period                  $     11.50   $     11.49            N/A                N/A
    End of period                        $     11.91   $     11.50            N/A                N/A
  Accumulation units outstanding
  at the end of period                       126,934         1,131            N/A                N/A

JNL/S&P Managed Growth Division(434)

  Accumulation unit value:
    Beginning of period                  $     11.78   $     10.87    $     10.41                N/A
    End of period                        $     12.31   $     11.78    $     10.87                N/A
  Accumulation units outstanding
  at the end of period                       100,428        18,711          6,994                N/A

JNL/S&P Managed Aggressive Growth
Division(512)

  Accumulation unit value:
    Beginning of period                  $     11.57   $     10.81            N/A                N/A
    End of period                        $     12.21   $     11.57            N/A                N/A
  Accumulation units outstanding
  at the end of period                        20,089        10,669            N/A                N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                          N/A           N/A            N/A                N/A
    End of period                                N/A           N/A            N/A                N/A
  Accumulation units outstanding
  at the end of period                           N/A           N/A            N/A                N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                          N/A           N/A            N/A                N/A
    End of period                                N/A           N/A            N/A                N/A
  Accumulation units outstanding
  at the end of period                           N/A           N/A            N/A                N/A

JNL/S&P Equity Aggressive Growth
Division I(542)

  Accumulation unit value:
    Beginning of period                          N/A   $      9.63            N/A                N/A
    End of period                                N/A   $      9.85            N/A                N/A
  Accumulation units outstanding
  at the end of period                           N/A            --            N/A                N/A

                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003              2002
                                        ------------   -----------    ------------      ------------
JNL/MCM S&P 500 Index Division(709)

  Accumulation unit value:
    Beginning of period                  $    10.10     $     9.77             N/A               N/A
    End of period                        $    10.25     $    10.10             N/A               N/A
  Accumulation units outstanding
  at the end of period                       86,508         19,199             N/A               N/A

JNL/MCM S&P 400 MidCap Index
Division(592)

  Accumulation unit value:
    Beginning of period                  $    12.36     $    11.10             N/A               N/A
    End of period                        $    13.46     $    12.36             N/A               N/A
  Accumulation units outstanding
  at the end of period                       48,221          8,817             N/A               N/A

JNL/Alliance Capital Growth
Division(719)

  Accumulation unit value:
    Beginning of period                  $     9.05     $     8.97             N/A               N/A
    End of period                        $     8.19     $     9.05             N/A               N/A
  Accumulation units outstanding
  at the end of period                           --            345             N/A               N/A

JNL/JPMorgan International Value
Division(549)

  Accumulation unit value:
    Beginning of period                  $     9.54     $     8.59             N/A               N/A
    End of period                        $    11.00     $     9.54             N/A               N/A
  Accumulation units outstanding
  at the end of period                       22,490            646             N/A               N/A

JNL/PIMCO Total Return Bond
Division(678)

  Accumulation unit value:
    Beginning of period                  $    12.73     $    12.62             N/A               N/A
    End of period                        $    12.67     $    12.73             N/A               N/A
  Accumulation units outstanding
  at the end of period                       15,682          3,049             N/A               N/A

JNL/MCM Small Cap Index Division(574)

  Accumulation unit value:
    Beginning of period                  $    12.66     $    10.84             N/A               N/A
    End of period                        $    12.84     $    12.66             N/A               N/A
  Accumulation units outstanding
  at the end of period                       44,317         15,851             N/A               N/A

                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003              2002
                                        ------------   -----------    ------------      ------------
JNL/MCM International Index
Division(546)

  Accumulation unit value:
    Beginning of period                  $    13.06     $    11.49             N/A               N/A
    End of period                        $    14.40     $    13.06             N/A               N/A
  Accumulation units outstanding
  at the end of period                       40,093          9,464             N/A               N/A

JNL/Lazard Small Cap Value
Division(702)

  Accumulation unit value:
    Beginning of period                  $    13.33     $    12.60             N/A               N/A
    End of period                        $    13.58     $    13.33             N/A               N/A
  Accumulation units outstanding
  at the end of period                        8,753            316             N/A               N/A

JNL/Lazard Mid Cap Value
Division(702)

  Accumulation unit value:
    Beginning of period                  $    15.71     $    14.77             N/A               N/A
    End of period                        $    16.63     $    15.71             N/A               N/A
  Accumulation units outstanding
  at the end of period                       14,234          3,492             N/A               N/A

JNL/MCM Bond Index Division(724)

  Accumulation unit value:
    Beginning of period                  $    10.67     $    10.70             N/A               N/A
    End of period                        $    10.58     $    10.67             N/A               N/A
  Accumulation units outstanding
  at the end of period                       30,440          1,774             N/A               N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A            N/A             N/A               N/A
    End of period                               N/A            N/A             N/A               N/A
  Accumulation units outstanding
  at the end of period                          N/A            N/A             N/A               N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                  $    11.92     $    11.62             N/A               N/A
    End of period                        $    11.79     $    11.92             N/A               N/A
  Accumulation units outstanding
  at the end of period                       12,138          8,348             N/A               N/A

                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003              2002
                                        ------------   -----------    ------------      ------------
JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                         N/A            N/A             N/A               N/A
    End of period                               N/A            N/A             N/A               N/A
  Accumulation units outstanding
  at the end of period                          N/A            N/A             N/A               N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A            N/A             N/A               N/A
    End of period                               N/A            N/A             N/A               N/A
  Accumulation units outstanding
  at the end of period                          N/A            N/A             N/A               N/A

JNL/MCM Dow(SM) 10 Division(546)

  Accumulation unit value:
    Beginning of period                  $     8.94     $     8.73             N/A               N/A
    End of period                        $     8.20     $     8.94             N/A               N/A
  Accumulation units outstanding
  at the end of period                       98,366         20,895             N/A               N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                  $     6.80            N/A             N/A               N/A
    End of period                        $     7.76            N/A             N/A               N/A
  Accumulation units outstanding
  at the end of period                       13,847            N/A             N/A               N/A

JNL/T. Rowe Price Value Division(440)

  Accumulation unit value:
    Beginning of period                  $    12.41     $    11.07 $         10.04               N/A
    End of period                        $    12.81     $    12.41 $         11.07               N/A
  Accumulation units outstanding
  at the end of period                       18,153          5,778           4,153               N/A

JNL/FMR Balanced Division(710)

  Accumulation unit value:
    Beginning of period                  $     9.57     $     9.33             N/A               N/A
    End of period                        $    10.25     $     9.57             N/A               N/A
  Accumulation units outstanding
  at the end of period                       17,959          1,370             N/A               N/A

                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003              2002
                                        ------------   -----------    ------------      ------------
JNL/Oppenheimer Global Growth
Division(549)

  Accumulation unit value:
    Beginning of period                  $     10.78    $      9.83            N/A               N/A
    End of period                        $     11.93    $     10.78            N/A               N/A
  Accumulation units outstanding
  at the end of period                        17,279            501            N/A               N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                  $      7.71            N/A            N/A               N/A
    End of period                        $      8.29            N/A            N/A               N/A
  Accumulation units outstanding
  at the end of period                         2,734            N/A            N/A               N/A

JNL/Select Value Division(705)

  Accumulation unit value:
    Beginning of period                  $     15.95    $     15.55            N/A               N/A
    End of period                        $     16.78    $     15.95            N/A               N/A
  Accumulation units outstanding
  at the end of period                         1,313             54            N/A               N/A

JNL/MCM Global 15 Division(479)

  Accumulation unit value:
    Beginning of period                  $     10.97    $      8.80   $       8.57               N/A
    End of period                        $     11.75    $     10.97   $       8.80               N/A
  Accumulation units outstanding
  at the end of period                       111,689         29,664          3,034               N/A

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                  $     11.15    $      9.71            N/A               N/A
    End of period                        $     10.53    $     11.15            N/A               N/A
  Accumulation units outstanding
  at the end of period                       113,653         22,953            N/A               N/A

JNL/MCM Consumer Brands Sector
Division(710)

  Accumulation unit value:
    Beginning of period                  $     10.13    $      9.74            N/A               N/A
    End of period                        $      9.62    $     10.13            N/A               N/A
  Accumulation units outstanding
  at the end of period                         1,713          1,151            N/A               N/A

                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                           2005           2004           2003              2002
                                           ------------   ------------   ------------      ------------
JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                     $    17.14     $    15.05             N/A               N/A
    End of period                           $    18.17     $    17.14             N/A               N/A
  Accumulation units outstanding
  at the end of period                          70,798         15,754             N/A               N/A

JNL/MCM Technology Sector Division(705)

  Accumulation unit value:
    Beginning of period                     $     5.33     $     5.23             N/A               N/A
    End of period                           $     5.31     $     5.33             N/A               N/A
  Accumulation units outstanding
  at the end of period                          21,365            584             N/A               N/A

JNL/MCM Healthcare Sector Division(705)

  Accumulation unit value:
    Beginning of period                     $    10.04     $     9.61             N/A               N/A
    End of period                           $    10.51     $    10.04             N/A               N/A
  Accumulation units outstanding
  at the end of period                          19,428            326             N/A               N/A

JNL/MCM Financial Sector Division(734)

  Accumulation unit value:
    Beginning of period                     $    11.28     $    11.27             N/A               N/A
    End of period                           $    11.64     $    11.28             N/A               N/A
  Accumulation units outstanding
  at the end of period                           8,538            913             N/A               N/A

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                     $    16.19     $    13.69             N/A               N/A
    End of period                           $    21.55     $    16.19             N/A               N/A
  Accumulation units outstanding
  at the end of period                          37,236          4,640             N/A               N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                     $     4.04            N/A             N/A               N/A
    End of period                           $     4.16            N/A             N/A               N/A
  Accumulation units outstanding
  at the end of period                           2,611            N/A             N/A               N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003              2002
                                          ------------   ------------   ------------      ------------
JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $     9.27     $     7.98             N/A               N/A
    End of period                          $    12.38     $     9.27             N/A               N/A
  Accumulation units outstanding
  at the end of period                         90,182         26,070             N/A               N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                           N/A            N/A             N/A               N/A
    End of period                                 N/A            N/A             N/A               N/A
  Accumulation units outstanding
  at the end of period                            N/A            N/A             N/A               N/A

JNL/AIM Small Cap Growth Division(705)

  Accumulation unit value:
    Beginning of period                    $    11.42     $    11.11             N/A               N/A
    End of period                          $    12.05     $    11.42             N/A               N/A
  Accumulation units outstanding
  at the end of period                          7,430            161             N/A               N/A

JNL/AIM Large Cap Growth Division(705)

  Accumulation unit value:
    Beginning of period                    $    10.71     $    10.47             N/A               N/A
    End of period                          $    11.17     $    10.71             N/A               N/A
  Accumulation units outstanding
  at the end of period                         13,793          1,324             N/A               N/A

JNL/AIM Real Estate Division(841)

  Accumulation unit value:
    Beginning of period                    $    10.44            N/A             N/A               N/A
    End of period                          $    11.49            N/A             N/A               N/A
  Accumulation units outstanding
  at the end of period                         13,349            N/A             N/A               N/A

JNL/Goldman Sachs Mid Cap Value
Division(848)

  Accumulation unit value:
    Beginning of period                    $    10.58            N/A             N/A               N/A
    End of period                          $    11.18            N/A             N/A               N/A
  Accumulation units outstanding
  at the end of period                          7,231            N/A             N/A               N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003             2002
                                          ------------   ------------   ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division(848)

  Accumulation unit value:
    Beginning of period                    $     10.46            N/A            N/A              N/A
    End of period                          $     10.83            N/A            N/A              N/A
  Accumulation units outstanding
  at the end of period                           8,735            N/A            N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                    $      9.69            N/A            N/A              N/A
    End of period                          $     10.40            N/A            N/A              N/A
  Accumulation units outstanding
  at the end of period                          18,959            N/A            N/A              N/A

JNL/MCM Value Line 25 Division(710)

  Accumulation unit value:
    Beginning of period                    $     11.39    $     10.67            N/A              N/A
    End of period                          $     15.39    $     11.39            N/A              N/A
  Accumulation units outstanding
  at the end of period                         162,795         31,209            N/A              N/A

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                    $     10.87    $      9.86            N/A              N/A
    End of period                          $     11.71    $     10.87            N/A              N/A
  Accumulation units outstanding
  at the end of period                         912,308         97,089            N/A              N/A

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                    $     11.04    $     10.52            N/A              N/A
    End of period                          $     11.79    $     11.04            N/A              N/A
  Accumulation units outstanding
  at the end of period                          93,513         11,677            N/A              N/A

JNL/S&P Managed Moderate Division(724)

  Accumulation unit value:
    Beginning of period                    $     10.47    $     10.36            N/A              N/A
    End of period                          $     10.69    $     10.47            N/A              N/A
  Accumulation units outstanding
  at the end of period                          53,702          4,428            N/A              N/A

                                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                      2005           2004           2003             2002
                                      ------------   -----------    ------------     ------------
JNL/S&P Managed Conservative
Division(694)

  Accumulation unit value:
    Beginning of period                $    10.28     $    10.03             N/A              N/A
    End of period                      $    10.38     $    10.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                     91,812          9,935             N/A              N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.77%

                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003             2002
                                        ------------   -----------    ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(502)

  Accumulation unit value:
    Beginning of period                  $     7.71     $     7.38             N/A              N/A
    End of period                        $     7.81     $     7.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                        3,575          3,752             N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A            N/A             N/A              N/A
    End of period                               N/A            N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A            N/A             N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A            N/A             N/A              N/A
    End of period                               N/A            N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A            N/A             N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A            N/A             N/A              N/A
    End of period                               N/A            N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A            N/A             N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A            N/A             N/A              N/A
    End of period                               N/A            N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A            N/A             N/A              N/A

                                                   DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
INVESTMENT DIVISIONS                                   2005                2004                2003                2002
                                                   ------------        ------------        -----------         ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

                                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                      2005           2004           2003             2002
                                      ------------   -----------    ------------     ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                       N/A            N/A             N/A              N/A
    End of period                             N/A            N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                        N/A            N/A             N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                       N/A            N/A             N/A              N/A
    End of period                             N/A            N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                        N/A            N/A             N/A              N/A

JNL/JPMorgan International Equity
Division(534)

  Accumulation unit value:
    Beginning of period                $    11.81     $    10.42             N/A              N/A
    End of period                      $    12.72     $    11.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        741            742             N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                       N/A            N/A             N/A              N/A
    End of period                             N/A            N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                        N/A            N/A             N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                       N/A            N/A             N/A              N/A
    End of period                             N/A            N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                        N/A            N/A             N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                       N/A            N/A             N/A              N/A
    End of period                             N/A            N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                        N/A            N/A             N/A              N/A

                                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                      2005           2004           2003             2002
                                      ------------   ------------   ------------     ------------
JNL/S&P Managed Moderate Growth
Division(456)

  Accumulation unit value:
    Beginning of period                  $    11.50    $    10.79    $    10.36               N/A
    End of period                        $    11.90    $    11.50    $    10.79               N/A
  Accumulation units outstanding
  at the end of period                        2,468         2,468         2,468               N/A

JNL/S&P Managed Growth Division(456)

  Accumulation unit value:
    Beginning of period                  $    11.77    $    10.86    $    10.39               N/A
    End of period                        $    12.30    $    11.77    $    10.86               N/A
  Accumulation units outstanding
  at the end of period                        7,397         7,397         2,462               N/A

JNL/S&P Managed Aggressive Growth
Division(456)

  Accumulation unit value:
    Beginning of period                  $    11.56    $    10.55    $    10.01               N/A
    End of period                        $    12.20    $    11.56    $    10.55               N/A
  Accumulation units outstanding
  at the end of period                        2,554         2,554         2,554               N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A           N/A           N/A               N/A
    End of period                               N/A           N/A           N/A               N/A
  Accumulation units outstanding
  at the end of period                          N/A           N/A           N/A               N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A           N/A           N/A               N/A
    End of period                               N/A           N/A           N/A               N/A
  Accumulation units outstanding
  at the end of period                          N/A           N/A           N/A               N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A           N/A           N/A               N/A
    End of period                               N/A           N/A           N/A               N/A
  Accumulation units outstanding
  at the end of period                          N/A           N/A           N/A               N/A

                                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                      2005           2004           2003             2002
                                      ------------   ------------   ------------     ------------
JNL/MCM S&P 500 Index Division(504)

  Accumulation unit value:
    Beginning of period                $    10.09     $     9.55             N/A              N/A
    End of period                      $    10.25     $    10.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                      6,026          6,314             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                       N/A            N/A             N/A              N/A
    End of period                             N/A            N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                        N/A            N/A             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                       N/A            N/A             N/A              N/A
    End of period                             N/A            N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                        N/A            N/A             N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                       N/A            N/A             N/A              N/A
    End of period                             N/A            N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                        N/A            N/A             N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                       N/A            N/A             N/A              N/A
    End of period                             N/A            N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                        N/A            N/A             N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                       N/A            N/A             N/A              N/A
    End of period                             N/A            N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                        N/A            N/A             N/A              N/A

                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003             2002
                                        ------------   ------------   ------------     ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A              N/A
    End of period                                N/A            N/A            N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A              N/A
    End of period                                N/A            N/A            N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A              N/A

JNL/Lazard Mid Cap Value Division(534)

  Accumulation unit value:
    Beginning of period                  $     15.70    $     13.47            N/A              N/A
    End of period                        $     16.62    $     15.70            N/A              N/A
  Accumulation units outstanding
  at the end of period                           573            573            N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A              N/A
    End of period                                N/A            N/A            N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A              N/A

JNL/S&P Core Index 100 Division(456)

  Accumulation unit value:
    Beginning of period                          N/A    $     10.01    $      9.56              N/A
    End of period                                N/A    $     10.10    $     10.01              N/A
  Accumulation units outstanding
  at the end of period                           N/A             --          5,350              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A              N/A
    End of period                                N/A            N/A            N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A              N/A

                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003             2002
                                        ------------   ------------   ------------     ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                        N/A             N/A             N/A              N/A
    End of period                              N/A             N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                         N/A             N/A             N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                        N/A             N/A             N/A              N/A
    End of period                              N/A             N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                         N/A             N/A             N/A              N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                        N/A             N/A             N/A              N/A
    End of period                              N/A             N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                         N/A             N/A             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                        N/A             N/A             N/A              N/A
    End of period                              N/A             N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                         N/A             N/A             N/A              N/A

JNL/T. Rowe Price Value Division(534)

  Accumulation unit value:
    Beginning of period                 $    12.40      $    11.05             N/A              N/A
    End of period                       $    12.80      $    12.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                         698             699             N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                        N/A             N/A             N/A              N/A
    End of period                              N/A             N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                         N/A             N/A             N/A              N/A

                                                   DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
INVESTMENT DIVISIONS                                   2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005           2004           2003             2002
                                           ------------   ------------   ------------     ------------
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A             N/A              N/A
    End of period                                  N/A            N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A             N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A             N/A              N/A
    End of period                                  N/A            N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A             N/A              N/A

JNL/MCM Healthcare Sector Division(534)

  Accumulation unit value:
    Beginning of period                     $    10.02     $     9.98             N/A              N/A
    End of period                           $    10.49     $    10.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                             773            774             N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A             N/A              N/A
    End of period                                  N/A            N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A             N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A             N/A              N/A
    End of period                                  N/A            N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A             N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A             N/A              N/A
    End of period                                  N/A            N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A             N/A              N/A

                                                   DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
INVESTMENT DIVISIONS                                    2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

                                                   DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
INVESTMENT DIVISIONS                                   2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                               $12.42               N/A                 N/A                 N/A
    End of period                                     $15.38               N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                3,198                N/A                 N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

                                                   DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
INVESTMENT DIVISIONS                                   2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.795%

                                               DECEMBER 31,    DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
INVESTMENT DIVISIONS                               2005            2004                2003                2002
                                               ------------    ------------        ------------        ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                N/A              N/A                 N/A                 N/A
    End of period                                      N/A              N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A              N/A                 N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                N/A              N/A                 N/A                 N/A
    End of period                                      N/A              N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A              N/A                 N/A                 N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                N/A              N/A                 N/A                 N/A
    End of period                                      N/A              N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A              N/A                 N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                N/A              N/A                 N/A                 N/A
    End of period                                      N/A              N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A              N/A                 N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         $    19.80              N/A                 N/A                 N/A
    End of period                               $    20.61              N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 936              N/A                 N/A                 N/A

                                               DECEMBER 31,    DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
INVESTMENT DIVISIONS                               2005            2004                2003                2002
                                               ------------    ------------        ------------        ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                N/A              N/A                 N/A                 N/A
    End of period                                      N/A              N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A              N/A                 N/A                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                N/A              N/A                 N/A                 N/A
    End of period                                      N/A              N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A              N/A                 N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                        $      10.66             N/A                 N/A                 N/A
    End of period                              $      10.68             N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                               68,736             N/A                 N/A                 N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                                N/A              N/A                 N/A                 N/A
    End of period                                      N/A              N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A              N/A                 N/A                 N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                        $      13.57             N/A                 N/A                 N/A
    End of period                              $      13.56             N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   --             N/A                 N/A                 N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                        $      16.20             N/A                 N/A                 N/A
    End of period                              $      16.24             N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   --             N/A                 N/A                 N/A

                                               DECEMBER 31,    DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
INVESTMENT DIVISIONS                               2005            2004                2003                2002
                                               ------------    ------------        ------------        ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                        $      21.69             N/A                 N/A                 N/A
    End of period                              $      23.26             N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                2,203             N/A                 N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                        $      28.02             N/A                 N/A                 N/A
    End of period                              $      32.47             N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                1,378             N/A                 N/A                 N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                                N/A              N/A                 N/A                 N/A
    End of period                                      N/A              N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A              N/A                 N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                N/A              N/A                 N/A                 N/A
    End of period                                      N/A              N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A              N/A                 N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                N/A              N/A                 N/A                 N/A
    End of period                                      N/A              N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A              N/A                 N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                        $      16.43             N/A                 N/A                 N/A
    End of period                              $      17.38             N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                   --             N/A                 N/A                 N/A

                                     DECEMBER 31,    DECEMBER 31,       DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                     2005            2004               2003             2002
                                     ------------    ------------       ------------     ------------
JNL/S&P Managed Moderate Growth
Division(417)

  Accumulation unit value:
    Beginning of period               $    11.48      $    10.77         $    10.16               N/A
    End of period                     $    11.88      $    11.48         $    10.77               N/A
  Accumulation units outstanding
  at the end of period                     4,070           2,007              2,010               N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                      N/A             N/A                N/A               N/A
    End of period                            N/A             N/A                N/A               N/A
  Accumulation units outstanding
  at the end of period                       N/A             N/A                N/A               N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period               $    10.79             N/A                N/A               N/A
    End of period                     $    12.17             N/A                N/A               N/A
  Accumulation units outstanding
  at the end of period                    26,288             N/A                N/A               N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                      N/A             N/A                N/A               N/A
    End of period                            N/A             N/A                N/A               N/A
  Accumulation units outstanding
  at the end of period                       N/A             N/A                N/A               N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                      N/A             N/A                N/A               N/A
    End of period                            N/A             N/A                N/A               N/A
  Accumulation units outstanding
  at the end of period                       N/A             N/A                N/A               N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                      N/A             N/A                N/A               N/A
    End of period                            N/A             N/A                N/A               N/A
  Accumulation units outstanding
  at the end of period                       N/A             N/A                N/A               N/A

                                        DECEMBER 31,    DECEMBER 31,       DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                        2005            2004               2003             2002
                                        ------------    ------------       ------------     ------------
JNL/MCM S&P 500 Index Division(682)

  Accumulation unit value:
    Beginning of period                  $    10.09      $     9.30                 N/A              N/A
    End of period                        $    10.24      $    10.09                 N/A              N/A
  Accumulation units outstanding
  at the end of period                        1,434             877                 N/A              N/A

JNL/MCM S&P 400 MidCap Index
Division(682)

  Accumulation unit value:
    Beginning of period                  $    12.34      $    10.99                 N/A              N/A
    End of period                        $    13.44      $    12.34                 N/A              N/A
  Accumulation units outstanding
  at the end of period                        1,073             743                 N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A             N/A                 N/A              N/A
    End of period                               N/A             N/A                 N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A             N/A                 N/A              N/A

JNL/JPMorgan International Value
Division(721)

  Accumulation unit value:
    Beginning of period                  $     9.51      $     9.11                 N/A              N/A
    End of period                        $    10.97      $     9.51                 N/A              N/A
  Accumulation units outstanding
  at the end of period                        1,921             778                 N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                  $    12.52             N/A                 N/A              N/A
    End of period                        $    12.63             N/A                 N/A              N/A
  Accumulation units outstanding
  at the end of period                          733             N/A                 N/A              N/A

JNL/MCM Small Cap Index Division(682)

  Accumulation unit value:
    Beginning of period                  $    12.65      $    11.11                 N/A              N/A
    End of period                        $    12.82      $    12.65                 N/A              N/A
  Accumulation units outstanding
  at the end of period                          963             734                 N/A              N/A

                                        DECEMBER 31,    DECEMBER 31,       DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                        2005            2004               2003             2002
                                        ------------    ------------       ------------     ------------
JNL/MCM International Index
Division(682)

  Accumulation unit value:
    Beginning of period                  $    13.05      $    11.49                 N/A              N/A
    End of period                        $    14.38      $    13.05                 N/A              N/A
  Accumulation units outstanding
  at the end of period                          931             710                 N/A              N/A

JNL/Lazard Small Cap Value
Division(721)

  Accumulation unit value:
    Beginning of period                  $    13.30      $    12.88                 N/A              N/A
    End of period                        $    13.54      $    13.30                 N/A              N/A
  Accumulation units outstanding
  at the end of period                           --             550                 N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                  $    15.68             N/A                 N/A              N/A
    End of period                        $    16.58             N/A                 N/A              N/A
  Accumulation units outstanding
  at the end of period                           --             N/A                 N/A              N/A

JNL/MCM Bond Index Division(682)

  Accumulation unit value:
    Beginning of period                  $    10.66      $    10.70                 N/A              N/A
    End of period                        $    10.56      $    10.66                 N/A              N/A
  Accumulation units outstanding
  at the end of period                        1,280             763                 N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A             N/A                 N/A              N/A
    End of period                               N/A             N/A                 N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A             N/A                 N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                  $    11.66             N/A                 N/A              N/A
    End of period                        $    11.75             N/A                 N/A              N/A
  Accumulation units outstanding
  at the end of period                          801             N/A                 N/A              N/A

                                        DECEMBER 31,    DECEMBER 31,       DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                        2005            2004               2003             2002
                                        ------------    ------------       ------------     ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A             N/A                 N/A              N/A
    End of period                               N/A             N/A                 N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A             N/A                 N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A             N/A                 N/A              N/A
    End of period                               N/A             N/A                 N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A             N/A                 N/A              N/A

JNL/MCM Dow(SM) 10 Division(521)

  Accumulation unit value:
    Beginning of period                  $     8.92      $     8.92                 N/A              N/A
    End of period                        $     8.18      $     8.92                 N/A              N/A
  Accumulation units outstanding
  at the end of period                        5,493           1,548                 N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A             N/A                 N/A              N/A
    End of period                               N/A             N/A                 N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A             N/A                 N/A              N/A

JNL/T. Rowe Price Value Division(721)

  Accumulation unit value:
    Beginning of period                  $    12.39      $    11.91                 N/A              N/A
    End of period                        $    12.79      $    12.39                 N/A              N/A
  Accumulation units outstanding
  at the end of period                           --             595                 N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                  $     9.37             N/A                 N/A              N/A
    End of period                        $    10.23             N/A                 N/A              N/A
  Accumulation units outstanding
  at the end of period                        1,954             N/A                 N/A              N/A

                                          DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
INVESTMENT DIVISIONS                          2005            2004           2003            2002
                                          ------------    ------------   ------------    ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                    $    10.25           N/A               N/A             N/A
    End of period                          $    11.91           N/A               N/A             N/A
  Accumulation units outstanding
  at the end of period                          3,636           N/A               N/A             N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                           N/A           N/A               N/A             N/A
    End of period                                 N/A           N/A               N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A           N/A               N/A             N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                    $    15.81           N/A               N/A             N/A
    End of period                          $    16.77           N/A               N/A             N/A
  Accumulation units outstanding
  at the end of period                              -           N/A               N/A             N/A

JNL/MCM Global 15 Division(521)

  Accumulation unit value:
    Beginning of period                    $    10.94    $     9.65               N/A             N/A
    End of period                          $    11.73    $    10.94               N/A             N/A
  Accumulation units outstanding
  at the end of period                            428           509               N/A             N/A

JNL/MCM 25 Division(521)

  Accumulation unit value:
    Beginning of period                    $    11.13    $     9.38               N/A             N/A
    End of period                          $    10.50    $    11.13               N/A             N/A
  Accumulation units outstanding
  at the end of period                             98           109               N/A             N/A

JNL/MCM Consumer Brands Sector
Division(682)

  Accumulation unit value:
    Beginning of period                    $    10.11    $     9.04               N/A             N/A
    End of period                          $     9.60    $    10.11               N/A             N/A
  Accumulation units outstanding
  at the end of period                            451           451               N/A             N/A

                                          DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
INVESTMENT DIVISIONS                          2005            2004           2003            2002
                                          ------------    ------------   ------------    ------------
JNL/MCM Select Small-Cap Division(521)

  Accumulation unit value:
    Beginning of period                    $    17.11      $    14.81             N/A             N/A
    End of period                          $    18.13      $    17.11             N/A             N/A
  Accumulation units outstanding
  at the end of period                            264             313             N/A             N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                    $     5.30             N/A             N/A             N/A
    End of period                          $     5.30             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                          1,994             N/A             N/A             N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                    $     9.75             N/A             N/A             N/A
    End of period                          $    10.47             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                          2,354             N/A             N/A             N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $    10.77             N/A             N/A             N/A
    End of period                          $    11.62             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                          3,334             N/A             N/A             N/A

JNL/MCM Oil & Gas Sector Division(682)

  Accumulation unit value:
    Beginning of period                    $    16.16      $    15.33             N/A             N/A
    End of period                          $    21.50      $    16.16             N/A             N/A
  Accumulation units outstanding
  at the end of period                          5,388           1,171             N/A             N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

                                      DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
INVESTMENT DIVISIONS                      2005            2004           2003            2002
                                      ------------    ------------   ------------    ------------
JNL/MCM  S&P(R) 10 Division(521)

  Accumulation unit value:
    Beginning of period                $     9.25      $     8.08             N/A             N/A
    End of period                      $    12.35      $     9.25             N/A             N/A
  Accumulation units outstanding
  at the end of period                      1,477           1,571             N/A             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                       N/A             N/A             N/A             N/A
    End of period                             N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                        N/A             N/A             N/A             N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                       N/A             N/A             N/A             N/A
    End of period                             N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                        N/A             N/A             N/A             N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                $    10.44             N/A             N/A             N/A
    End of period                      $    11.16             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                          -             N/A             N/A             N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                $    10.73             N/A             N/A             N/A
    End of period                      $    11.49             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      2,962             N/A             N/A             N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                       N/A             N/A             N/A             N/A
    End of period                             N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                        N/A             N/A             N/A             N/A

                                          DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
INVESTMENT DIVISIONS                          2005            2004           2003            2002
                                          ------------    ------------   ------------    ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                           N/A            N/A              N/A             N/A
    End of period                                 N/A            N/A              N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A            N/A              N/A             N/A

JNL/MCM Nasdaq 15 Division(682)

  Accumulation unit value:
    Beginning of period                    $    10.80     $     9.89              N/A             N/A
    End of period                          $    10.39     $    10.80              N/A             N/A
  Accumulation units outstanding
  at the end of period                            825            825              N/A             N/A

JNL/MCM Value Line 25 Division(682)

  Accumulation unit value:
    Beginning of period                    $    11.39     $     9.61              N/A             N/A
    End of period                          $    15.38     $    11.39              N/A             N/A
  Accumulation units outstanding
  at the end of period                          2,399            849              N/A             N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                    $    11.01            N/A              N/A             N/A
    End of period                          $    11.70            N/A              N/A             N/A
  Accumulation units outstanding
  at the end of period                         14,368            N/A              N/A             N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                           N/A            N/A              N/A             N/A
    End of period                                 N/A            N/A              N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A            N/A              N/A             N/A

JNL/S&P Managed Moderate Division(734)

  Accumulation unit value:
    Beginning of period                    $    10.47     $    10.45              N/A             N/A
    End of period                          $    10.69     $    10.47              N/A             N/A
  Accumulation units outstanding
  at the end of period                         16,706         13,676              N/A             N/A

                                          DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
INVESTMENT DIVISIONS                          2005            2004           2003            2002
                                          ------------    ------------   ------------    ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                   $      10.10             N/A            N/A             N/A
    End of period                         $      10.37             N/A            N/A             N/A
  Accumulation units outstanding
  at the end of period                          17,721             N/A            N/A             N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.80%

                                          DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
INVESTMENT DIVISIONS                          2005            2004           2003            2002
                                          ------------    ------------   ------------    ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A            N/A              N/A
    End of period                                 N/A             N/A            N/A              N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A            N/A              N/A

JNL/FMR Capital Growth Division(398)

  Accumulation unit value:
    Beginning of period                    $    18.36      $    16.00     $    14.62              N/A
    End of period                          $    18.95      $    18.36     $    16.00              N/A
  Accumulation units outstanding
  at the end of period                             40               -              -              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A            N/A              N/A
    End of period                                 N/A             N/A            N/A              N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A            N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A            N/A              N/A
    End of period                                 N/A             N/A            N/A              N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A            N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A            N/A              N/A
    End of period                                 N/A             N/A            N/A              N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A            N/A              N/A

                                        DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
INVESTMENT DIVISIONS                        2005            2004           2003            2002
                                        ------------    ------------   ------------    ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A             N/A            N/A              N/A
    End of period                               N/A             N/A            N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A             N/A            N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A             N/A            N/A              N/A
    End of period                               N/A             N/A            N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A             N/A            N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A             N/A            N/A              N/A
    End of period                               N/A             N/A            N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A             N/A            N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A             N/A            N/A              N/A
    End of period                               N/A             N/A            N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A             N/A            N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A             N/A            N/A              N/A
    End of period                               N/A             N/A            N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A             N/A            N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(296)

  Accumulation unit value:
    Beginning of period                  $    16.28      $    15.66     $    14.55              N/A
    End of period                        $    16.24      $    16.28     $    15.66              N/A
  Accumulation units outstanding
  at the end of period                          117               -              -              N/A

                                      DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
INVESTMENT DIVISIONS                      2005            2004           2003            2002
                                      ------------    ------------   ------------    ------------
JNL/T. Rowe Price Established
Growth Division(412)

  Accumulation unit value:
    Beginning of period                $    22.53      $    21.09     $    19.63              N/A
    End of period                      $    23.25      $    22.53     $    21.09              N/A
  Accumulation units outstanding
  at the end of period                         64              --             --              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(296)

  Accumulation unit value:
    Beginning of period                $    29.25      $    25.49     $    18.79              N/A
    End of period                      $    32.46      $    29.25     $    25.49              N/A
  Accumulation units outstanding
  at the end of period                         24              --             --              N/A

JNL/JPMorgan International Equity
Division(320)

  Accumulation unit value:
    Beginning of period                $    11.78      $    10.41     $     8.32              N/A
    End of period                      $    12.68      $    11.78     $    10.41              N/A
  Accumulation units outstanding
  at the end of period                         61              --             --              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                       N/A             N/A            N/A              N/A
    End of period                             N/A             N/A            N/A              N/A
  Accumulation units outstanding
  at the end of period                        N/A             N/A            N/A              N/A

JNL/Eagle Core Equity Division(320)

  Accumulation unit value:
    Beginning of period                $    15.30      $    14.80     $    12.63              N/A
    End of period                      $    15.38      $    15.30     $    14.80              N/A
  Accumulation units outstanding
  at the end of period                         49              --             --              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                       N/A             N/A            N/A              N/A
    End of period                             N/A             N/A            N/A              N/A
  Accumulation units outstanding
  at the end of period                        N/A             N/A            N/A              N/A

                                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
INVESTMENT DIVISIONS                      2005           2004           2003            2002
                                      ------------   ------------   ------------    ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       N/A              N/A           N/A             N/A
    End of period                             N/A              N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                        N/A              N/A           N/A             N/A

JNL/S&P Managed Growth Division(322)

  Accumulation unit value:
    Beginning of period                $    11.75       $    10.85    $     9.49             N/A
    End of period                      $    12.28       $    11.75    $    10.85             N/A
  Accumulation units outstanding
  at the end of period                      1,309               --            --             N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                       N/A              N/A           N/A             N/A
    End of period                             N/A              N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                        N/A              N/A           N/A             N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                       N/A              N/A           N/A             N/A
    End of period                             N/A              N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                        N/A              N/A           N/A             N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                       N/A              N/A           N/A             N/A
    End of period                             N/A              N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                        N/A              N/A           N/A             N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                       N/A              N/A           N/A             N/A
    End of period                             N/A              N/A           N/A             N/A
  Accumulation units outstanding
  at the end of period                        N/A              N/A           N/A             N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(320)

  Accumulation unit value:
    Beginning of period                    $      10.09     $       9.42     $       7.85              N/A
    End of period                          $      10.24     $      10.09     $       9.42              N/A
  Accumulation units outstanding
  at the end of period                              204               --               --              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(398)

  Accumulation unit value:
    Beginning of period                    $       9.51     $       7.98     $       6.66              N/A
    End of period                          $      10.97     $       9.51     $       7.98              N/A
  Accumulation units outstanding
  at the end of period                            1,336               --               --              N/A

JNL/PIMCO Total Return Bond Division(296)

  Accumulation unit value:
    Beginning of period                    $      12.69     $      12.50     $      12.38              N/A
    End of period                          $      12.63     $      12.69     $      12.50              N/A
  Accumulation units outstanding
  at the end of period                              448               --               --              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index Division(296)

  Accumulation unit value:
    Beginning of period                    $      13.05     $      11.23     $       7.86              N/A
    End of period                          $      14.38     $      13.05     $      11.23              N/A
  Accumulation units outstanding
  at the end of period                              430               --               --              N/A

JNL/Lazard Small Cap Value Division(320)

  Accumulation unit value:
    Beginning of period                    $      13.30     $      11.85     $       8.89              N/A
    End of period                          $      13.53     $      13.30     $      11.85              N/A
  Accumulation units outstanding
  at the end of period                              576               --               --              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(296)

  Accumulation unit value:
    Beginning of period                    $      12.38     $      11.05     $       8.24              N/A
    End of period                          $      12.78     $      12.38     $      11.05              N/A
  Accumulation units outstanding
  at the end of period                              342               --               --              N/A

JNL/FMR Balanced Division(296)

  Accumulation unit value:
    Beginning of period                    $       9.55     $       8.98     $       8.04              N/A
    End of period                          $      10.22     $       9.55     $       8.98              N/A
  Accumulation units outstanding
  at the end of period                           12,225               --               --              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth
Division(296)

  Accumulation unit value:
    Beginning of period                    $      10.77     $       9.39     $       6.46              N/A
    End of period                          $      11.91     $      10.77     $       9.39              N/A
  Accumulation units outstanding
  at the end of period                              128               --               --              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Select Value Division(338)

  Accumulation unit value:
    Beginning of period                    $      15.93     $      14.28     $      12.05              N/A
    End of period                          $      16.76     $      15.93     $      14.28              N/A
  Accumulation units outstanding
  at the end of period                            1,038               --               --              N/A

JNL/MCM Global 15 Division(368)

  Accumulation unit value:
    Beginning of period                    $      10.94     $       8.78     $       7.67              N/A
    End of period                          $      11.72     $      10.94     $       8.78              N/A
  Accumulation units outstanding
  at the end of period                            4,578               --               --              N/A

JNL/MCM 25 Division(368)

  Accumulation unit value:
    Beginning of period                    $      11.12     $       9.38     $       7.59              N/A
    End of period                          $      10.50     $      11.12     $       9.38              N/A
  Accumulation units outstanding
  at the end of period                            4,893               --               --              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(333)

  Accumulation unit value:
    Beginning of period                    $      17.11     $      15.63     $      11.76              N/A
    End of period                          $      18.12     $      17.11     $      15.63              N/A
  Accumulation units outstanding
  at the end of period                            2,811               --               --              N/A

JNL/MCM Technology Sector Division(981)

  Accumulation unit value:
    Beginning of period                    $       5.29              N/A              N/A              N/A
    End of period                          $       5.29              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              378              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(634)

  Accumulation unit value:
    Beginning of period                    $      16.15     $      14.07              N/A              N/A
    End of period                          $      21.49     $      16.15              N/A              N/A
  Accumulation units outstanding
  at the end of period                            1,303               --              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(333)

  Accumulation unit value:
    Beginning of period                    $       9.25     $       8.09     $       7.29              N/A
    End of period                          $      12.35     $       9.25     $       8.09              N/A
  Accumulation units outstanding
  at the end of period                            4,822               --               --              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division(320)

  Accumulation unit value:
    Beginning of period                    $      10.70     $      10.00     $       8.36              N/A
    End of period                          $      11.16     $      10.70     $      10.00              N/A
  Accumulation units outstanding
  at the end of period                              170               --               --              N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $      10.73              N/A              N/A              N/A
    End of period                          $      11.48              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              448              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division(863)

  Accumulation unit value:
    Beginning of period                    $      10.59              N/A              N/A              N/A
    End of period                          $      10.83              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                               69              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(865)

  Accumulation unit value:
    Beginning of period                    $      11.00              N/A              N/A              N/A
    End of period                          $      11.70              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           21,519              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

Accumulation Unit Values

CONTRACT WITH ENDORSEMENTS - 2.805%

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock
 Index Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division(974)

  Accumulation unit value:
    Beginning of period                    $      11.87              N/A              N/A              N/A
    End of period                          $      11.87              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           12,906              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A
Accumulation Unit Values

CONTRACT WITH ENDORSEMENTS - 2.81%

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division(452)

  Accumulation unit value:
    Beginning of period                    $       7.69     $       7.11     $       6.67              N/A
    End of period                          $       7.79     $       7.69     $       7.11              N/A
  Accumulation units outstanding
  at the end of period                            1,476            1,476            1,477              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(652)

  Accumulation unit value:
    Beginning of period                    $      22.80     $      20.15              N/A              N/A
    End of period                          $      23.20     $      22.80              N/A              N/A
  Accumulation units outstanding
  at the end of period                            4,354            4,379              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(449)

  Accumulation unit value:
    Beginning of period                    $      20.10     $      18.65     $      17.94              N/A
    End of period                          $      20.58     $      20.10     $      18.65              N/A
  Accumulation units outstanding
  at the end of period                            1,978               --            1,115              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                    $      16.71              N/A              N/A              N/A
    End of period                          $      18.64              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                               --              N/A              N/A              N/A

JNL/Putnam Value Equity Division(449)

  Accumulation unit value:
    Beginning of period                    $      17.31     $      16.23     $      15.33              N/A
    End of period                          $      17.66     $      17.31     $      16.23              N/A
  Accumulation units outstanding
  at the end of period                               --               --            1,305              N/A

JNL/Select Money Market Division(544)

  Accumulation unit value:
    Beginning of period                    $      10.68     $      10.84              N/A              N/A
    End of period                          $      10.67     $      10.68              N/A              N/A
  Accumulation units outstanding
  at the end of period                            7,929               --              N/A              N/A

JNL/PPM America High Yield Bond
Division(452)

  Accumulation unit value:
    Beginning of period                             N/A     $      13.72     $      13.83              N/A
    End of period                                   N/A     $      14.04     $      13.72              N/A
  Accumulation units outstanding
  at the end of period                              N/A               --              481              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $      13.61              N/A              N/A              N/A
    End of period                          $      13.54              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                               --              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                    $      16.26              N/A              N/A              N/A
    End of period                          $      16.23              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                               91              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division(449)

  Accumulation unit value:
    Beginning of period                    $      22.51     $      21.07     $      19.98              N/A
    End of period                          $      23.22     $      22.51     $      21.07              N/A
  Accumulation units outstanding
  at the end of period                           11,733           11,094            1,828              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(449)

  Accumulation unit value:
    Beginning of period                    $      29.22     $      25.46     $      24.84              N/A
    End of period                          $      32.42     $      29.22     $      25.46              N/A
  Accumulation units outstanding
  at the end of period                            3,724            4,206            1,211              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                    $      11.51              N/A              N/A              N/A
    End of period                          $      12.67              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                               --              N/A              N/A              N/A

JNL/Alger Growth Division(449)

  Accumulation unit value:
    Beginning of period                    $      15.33     $      15.01     $      14.61              N/A
    End of period                          $      16.74     $      15.33     $      15.01              N/A
  Accumulation units outstanding
  at the end of period                              903            1,778            2,272              N/A

JNL/Eagle Core Equity Division(449)

  Accumulation unit value:
    Beginning of period                    $      15.29     $      14.79     $      14.16              N/A
    End of period                          $      15.37     $      15.29     $      14.79              N/A
  Accumulation units outstanding
  at the end of period                               --               --            1,413              N/A

JNL/Eagle SmallCap Equity Division(452)

  Accumulation unit value:
    Beginning of period                    $      17.41     $      15.08     $      14.86              N/A
    End of period                          $      17.36     $      17.41     $      15.08              N/A
  Accumulation units outstanding
  at the end of period                            2,556            1,787              867              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division(452)

  Accumulation unit value:
    Beginning of period                    $      11.46     $      10.76     $      10.32              N/A
    End of period                          $      11.86     $      11.46     $      10.76              N/A
  Accumulation units outstanding
  at the end of period                           82,983           59,260            1,246              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                    $      11.74     $      10.84     $      10.84              N/A
    End of period                          $      12.27     $      11.74     $      10.84              N/A
  Accumulation units outstanding
  at the end of period                          100,545           96,667              349              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                    $      11.53     $      10.63              N/A              N/A
    End of period                          $      12.16     $      11.53              N/A              N/A
  Accumulation units outstanding
  at the end of period                          146,336          105,396              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(521)

  Accumulation unit value:
    Beginning of period                             N/A     $      10.39              N/A              N/A
    End of period                                   N/A     $      10.29              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A               --              N/A              N/A

JNL/S&P Equity Growth Division I(622)

  Accumulation unit value:
    Beginning of period                             N/A     $       9.42              N/A              N/A
    End of period                                   N/A     $       9.57              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A               --              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(530)

  Accumulation unit value:
    Beginning of period                    $      10.08     $       9.77              N/A              N/A
    End of period                          $      10.23     $      10.08              N/A              N/A
  Accumulation units outstanding
  at the end of period                           37,587           40,004              N/A              N/A

JNL/MCM S&P 400 MidCap Index
Division(452)

  Accumulation unit value:
    Beginning of period                    $      12.34     $      10.96     $      10.53              N/A
    End of period                          $      13.43     $      12.34     $      10.96              N/A
  Accumulation units outstanding
  at the end of period                           55,579           42,068              610              N/A

JNL/Alliance Capital Growth Division(452)

  Accumulation unit value:
    Beginning of period                    $       9.02     $       8.72     $       8.43              N/A
    End of period                          $       8.16     $       9.02     $       8.72              N/A
  Accumulation units outstanding
  at the end of period                               --            1,182            1,183              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                    $       9.50     $       7.98     $       7.98              N/A
    End of period                          $      10.96     $       9.50     $       7.98              N/A
  Accumulation units outstanding
  at the end of period                            5,402            2,264              455              N/A

JNL/PIMCO Total Return Bond Division(645)

  Accumulation unit value:
    Beginning of period                    $      12.68     $      12.58              N/A              N/A
    End of period                          $      12.62     $      12.68              N/A              N/A
  Accumulation units outstanding
  at the end of period                              913              568              N/A              N/A

JNL/MCM Small Cap Index Division(546)

  Accumulation unit value:
    Beginning of period                    $      12.64     $      11.53              N/A              N/A
    End of period                          $      12.81     $      12.64              N/A              N/A
  Accumulation units outstanding
  at the end of period                           69,563           40,614              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index Division(449)

  Accumulation unit value:
    Beginning of period                    $      13.04     $      11.23     $      10.24              N/A
    End of period                          $      14.37     $      13.04     $      11.23              N/A
  Accumulation units outstanding
  at the end of period                           48,143           48,597              976              N/A

JNL/Lazard Small Cap Value Division(449)

  Accumulation unit value:
    Beginning of period                    $      13.29     $      11.85     $      11.40              N/A
    End of period                          $      13.52     $      13.29     $      11.85              N/A
  Accumulation units outstanding
  at the end of period                              808            7,161            2,033              N/A

JNL/Lazard Mid Cap Value Division(449)

  Accumulation unit value:
    Beginning of period                    $      15.66     $      12.91     $      12.43              N/A
    End of period                          $      16.57     $      15.66     $      12.91              N/A
  Accumulation units outstanding
  at the end of period                            2,446              952            1,890              N/A

JNL/MCM Bond Index Division(621)

  Accumulation unit value:
    Beginning of period                    $      10.66     $      10.54              N/A              N/A
    End of period                          $      10.56     $      10.66              N/A              N/A
  Accumulation units outstanding
  at the end of period                            5,256            2,205              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $      11.88     $      11.59              N/A              N/A
    End of period                          $      11.75     $      11.88              N/A              N/A
  Accumulation units outstanding
  at the end of period                            5,583            5,535              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Dow(SM) 10 Division(449)

  Accumulation unit value:
    Beginning of period                    $       8.91     $       8.91     $       8.03              N/A
    End of period                          $       8.18     $       8.91     $       8.91              N/A
  Accumulation units outstanding
  at the end of period                           21,095           16,284            7,426              N/A

JNL/Putnam Midcap Growth Division(558)

  Accumulation unit value:
    Beginning of period                    $       7.10     $       6.43              N/A              N/A
    End of period                          $       7.73     $       7.10              N/A              N/A
  Accumulation units outstanding
  at the end of period                            1,847           11,070              N/A              N/A

JNL/T. Rowe Price Value Division(449)

  Accumulation unit value:
    Beginning of period                    $      12.38     $      11.05     $      10.40              N/A
    End of period                          $      12.78     $      12.38     $      11.05              N/A
  Accumulation units outstanding
  at the end of period                           35,545           36,059            5,109              N/A

JNL/FMR Balanced Division(449)

  Accumulation unit value:
    Beginning of period                    $       9.54     $       8.97     $       8.71              N/A
    End of period                          $      10.22     $       9.54     $       8.97              N/A
  Accumulation units outstanding
  at the end of period                               --            2,371            2,296              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth
Division(449)

  Accumulation unit value:
    Beginning of period                    $      10.77     $       9.39     $       8.77              N/A
    End of period                          $      11.91     $      10.77     $       9.39              N/A
  Accumulation units outstanding
  at the end of period                              287               --            2,281              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                    $       7.48              N/A              N/A              N/A
    End of period                          $       8.27              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              197              N/A              N/A              N/A

JNL/Select Value Division(449)

  Accumulation unit value:
    Beginning of period                    $      15.93     $      14.28     $      13.52              N/A
    End of period                          $      16.75     $      15.93     $      14.28              N/A
  Accumulation units outstanding
  at the end of period                              389              389            1,480              N/A

JNL/MCM Global 15 Division(456)

  Accumulation unit value:
    Beginning of period                    $      10.94     $       8.78     $       8.26              N/A
    End of period                          $      11.72     $      10.94     $       8.78              N/A
  Accumulation units outstanding
  at the end of period                           27,388           11,265            3,617              N/A

JNL/MCM 25 Division(456)

  Accumulation unit value:
    Beginning of period                    $      11.12     $       9.38     $       8.38              N/A
    End of period                          $      10.49     $      11.12     $       9.38              N/A
  Accumulation units outstanding
  at the end of period                           14,418           11,370            3,508              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(449)

  Accumulation unit value:
    Beginning of period                    $      17.10     $      15.62     $      15.36              N/A
    End of period                          $      18.11     $      17.10     $      15.62              N/A
  Accumulation units outstanding
  at the end of period                            9,197            5,829            3,460              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                    $       5.10              N/A              N/A              N/A
    End of period                          $       5.29              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              344              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                    $      10.37              N/A              N/A              N/A
    End of period                          $      10.46              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                               --              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $      11.23              N/A              N/A              N/A
    End of period                          $      11.61              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                               --              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(615)

  Accumulation unit value:
    Beginning of period                    $      16.15     $      14.31              N/A              N/A
    End of period                          $      21.48     $      16.15              N/A              N/A
  Accumulation units outstanding
  at the end of period                           16,766           10,927              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                    $       4.16              N/A              N/A              N/A
    End of period                          $       4.15              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            3,537              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(456)

  Accumulation unit value:
    Beginning of period                    $       9.25     $       8.08     $       7.46              N/A
    End of period                          $      12.34     $       9.25     $       8.08              N/A
  Accumulation units outstanding
  at the end of period                           13,307            8,692            3,981              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(452)

  Accumulation unit value:
    Beginning of period                    $      11.41     $      10.98     $      10.68              N/A
    End of period                          $      12.03     $      11.41     $      10.98              N/A
  Accumulation units outstanding
  at the end of period                              602            1,394              602              N/A

JNL/AIM Large Cap Growth Division(449)

  Accumulation unit value:
    Beginning of period                    $      10.70     $      10.00     $       9.97              N/A
    End of period                          $      11.15     $      10.70     $      10.00              N/A
  Accumulation units outstanding
  at the end of period                               --            1,332            2,006              N/A

JNL/AIM Real Estate Division(839)

  Accumulation unit value:
    Beginning of period                    $      10.26              N/A              N/A              N/A
    End of period                          $      11.48              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            2,975              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(963)

  Accumulation unit value:
    Beginning of period                    $      11.06              N/A              N/A              N/A
    End of period                          $      11.18              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            7,238              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division(876)

  Accumulation unit value:
    Beginning of period                    $      10.99              N/A              N/A              N/A
    End of period                          $      10.83              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            1,845              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                    $      10.28              N/A              N/A              N/A
    End of period                          $      10.39              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            6,112              N/A              N/A              N/A

JNL/MCM Value Line 25 Division(711)

  Accumulation unit value:
    Beginning of period                    $      11.39     $      10.70              N/A              N/A
    End of period                          $      15.38     $      11.39              N/A              N/A
  Accumulation units outstanding
  at the end of period                           14,914            4,860              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                    $      10.99              N/A              N/A              N/A
    End of period                          $      11.70              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           81,691              N/A              N/A              N/A

JNL/MCM VIP Division(713)

  Accumulation unit value:
    Beginning of period                    $      11.04     $      10.64              N/A              N/A
    End of period                          $      11.79     $      11.04              N/A              N/A
  Accumulation units outstanding
  at the end of period                            1,238           10,272              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $      10.18              N/A              N/A              N/A
    End of period                          $      10.69              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           11,951              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                    $      10.21              N/A              N/A              N/A
    End of period                          $      10.37              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            5,142              N/A              N/A              N/A

Accumulation Unit Values

CONTRACT WITH ENDORSEMENTS - 2.82%

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                    $      22.53              N/A              N/A              N/A
    End of period                          $      23.18              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              441              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                    $      18.92              N/A              N/A              N/A
    End of period                          $      20.06              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            1,052              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                    $      16.29              N/A              N/A              N/A
    End of period                          $      16.21              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            1,221              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division(451)

  Accumulation unit value:
    Beginning of period                    $      11.46     $      10.75     $      10.28              N/A
    End of period                          $      11.85     $      11.46     $      10.75              N/A
  Accumulation units outstanding
  at the end of period                            5,587            5,807            5,807              N/A

JNL/S&P Managed Growth Division(451)

  Accumulation unit value:
    Beginning of period                    $      11.73     $      10.83     $      10.28              N/A
    End of period                          $      12.26     $      11.73     $      10.83              N/A
  Accumulation units outstanding
  at the end of period                            1,863            1,937            1,937              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                    $      12.74              N/A              N/A              N/A
    End of period                          $      12.61              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            3,903              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                    $      11.87              N/A              N/A              N/A
    End of period                          $      12.81              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                               --              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                    $      16.22              N/A              N/A              N/A
    End of period                          $      16.55              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              613              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                    $      11.84              N/A              N/A              N/A
    End of period                          $      11.73              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            2,521              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                    $       8.58              N/A              N/A              N/A
    End of period                          $       8.17              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                               --              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                    $      10.69              N/A              N/A              N/A
    End of period                          $      11.70              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                               --              N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                    $      10.47              N/A              N/A              N/A
    End of period                          $      10.48              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                               --              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                    $      21.02              N/A              N/A              N/A
    End of period                          $      21.45              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              974              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                    $      10.67              N/A              N/A              N/A
    End of period                          $      11.15              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            1,865              N/A              N/A              N/A

JNL/AIM Real Estate Division(871)

  Accumulation unit value:
    Beginning of period                    $      11.07              N/A              N/A              N/A
    End of period                          $      11.48              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            3,596              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                    $      10.12              N/A              N/A              N/A
    End of period                          $      10.39              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                               --              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                    $      12.35              N/A              N/A              N/A
    End of period                          $      15.37              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              783              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                    $      11.07              N/A              N/A              N/A
    End of period                          $      11.70              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            6,793              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                               2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

Accumulation Unit Values

CONTRACT WITH ENDORSEMENTS - 2.845%

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A              N/A
    End of period                                   N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A              N/A

JNL/Select Balanced Division(724)

  Accumulation unit value:
    Beginning of period                    $      20.03     $      19.79              N/A              N/A
    End of period                          $      20.50     $      20.03              N/A              N/A
  Accumulation units outstanding
  at the end of period                              384               56              N/A              N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Money Market Division(607)

  Accumulation unit value:
    Beginning of period                   $      10.64   $      10.74            N/A            N/A
    End of period                         $      10.63   $      10.64            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -              -            N/A            N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                   $      13.67            N/A            N/A            N/A
    End of period                         $      13.49            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -            N/A            N/A            N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                   $      16.24            N/A            N/A            N/A
    End of period                         $      16.16            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                   $      22.03            N/A            N/A            N/A
    End of period                         $      23.14            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -            N/A            N/A            N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(628)

  Accumulation unit value:
    Beginning of period                   $      29.12   $      24.92            N/A            N/A
    End of period                         $      32.30   $      29.12            N/A            N/A
  Accumulation units outstanding
  at the end of period                             204            205            N/A            N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Alger Growth Division(689)

  Accumulation unit value:
    Beginning of period                   $      15.27   $      13.79            N/A            N/A
    End of period                         $      16.67   $      15.27            N/A            N/A
  Accumulation units outstanding
  at the end of period                           1,243          1,243            N/A            N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Eagle SmallCap Equity Division(628)

  Accumulation unit value:
    Beginning of period                   $      17.36   $      14.58            N/A            N/A
    End of period                         $      17.30   $      17.36            N/A            N/A
  Accumulation units outstanding
  at the end of period                           1,473          1,473            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(724)

  Accumulation unit value:
    Beginning of period                   $      11.44   $      11.29            N/A            N/A
    End of period                         $      11.83   $      11.44            N/A            N/A
  Accumulation units outstanding
  at the end of period                           6,902            492            N/A            N/A

JNL/S&P Managed Growth Division(674)

  Accumulation unit value:
    Beginning of period                   $      11.71   $      10.89            N/A            N/A
    End of period                         $      12.23   $      11.71            N/A            N/A
  Accumulation units outstanding
  at the end of period                             320            316            N/A            N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                   $      11.50   $      10.61            N/A            N/A
    End of period                         $      12.13   $      11.50            N/A            N/A
  Accumulation units outstanding
  at the end of period                           2,287          1,724            N/A            N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Equity Growth Division I(619)

  Accumulation unit value:
    Beginning of period                            N/A   $       9.38            N/A            N/A
    End of period                                  N/A   $       9.55            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A              -            N/A            N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(619)

  Accumulation unit value:
    Beginning of period                   $      10.07   $       9.27            N/A            N/A
    End of period                         $      10.22   $      10.07            N/A            N/A
  Accumulation units outstanding
  at the end of period                             639            366            N/A            N/A

JNL/MCM S&P 400 MidCap Index
Division(619)

  Accumulation unit value:
    Beginning of period                   $      12.32   $      11.04            N/A            N/A
    End of period                         $      13.42   $      12.32            N/A            N/A
  Accumulation units outstanding
  at the end of period                             499            307            N/A            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                   $      10.93            N/A            N/A            N/A
    End of period                         $      10.93            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             443            N/A            N/A            N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Small Cap Index Division(619)

  Accumulation unit value:
    Beginning of period                   $      12.63   $      11.02            N/A            N/A
    End of period                         $      12.80   $      12.63            N/A            N/A
  Accumulation units outstanding
  at the end of period                             511            308            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                   $      12.56            N/A            N/A            N/A
    End of period                         $      14.35            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             203            N/A            N/A            N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                   $      13.35            N/A            N/A            N/A
    End of period                         $      13.49            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -            N/A            N/A            N/A

JNL/Lazard Mid Cap Value Division(689)

  Accumulation unit value:
    Beginning of period                   $      15.62   $      13.69            N/A            N/A
    End of period                         $      16.52   $      15.62            N/A            N/A
  Accumulation units outstanding
  at the end of period                           1,251          1,251            N/A            N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                   $      10.63            N/A            N/A            N/A
    End of period                         $      10.54            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             248            N/A            N/A            N/A

JNL/S&P Core Index 100 Division(619)

  Accumulation unit value:
    Beginning of period                            N/A   $       9.91            N/A            N/A
    End of period                                  N/A   $      10.08            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A              -            N/A            N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Dow(SM) 10 Division(619)

  Accumulation unit value:
    Beginning of period                   $       8.90   $       8.22            N/A            N/A
    End of period                         $       8.16   $       8.90            N/A            N/A
  Accumulation units outstanding
  at the end of period                             441            413            N/A            N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/T. Rowe Price Value Division(628)

  Accumulation unit value:
    Beginning of period                   $      12.36   $      11.06            N/A            N/A
    End of period                         $      12.75   $      12.36            N/A            N/A
  Accumulation units outstanding
  at the end of period                           2,403          2,403            N/A            N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(628)

  Accumulation unit value:
    Beginning of period                   $      10.75   $       8.94            N/A            N/A
    End of period                         $      11.89   $      10.75            N/A            N/A
  Accumulation units outstanding
  at the end of period                           1,933          1,934            N/A            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Value Division(724)

  Accumulation unit value:
    Beginning of period                   $      15.92   $      15.66            N/A            N/A
    End of period                         $      16.73   $      15.92            N/A            N/A
  Accumulation units outstanding
  at the end of period                             474             71            N/A            N/A

JNL/MCM Global 15 Division(724)

  Accumulation unit value:
    Beginning of period                   $      10.91   $      10.81            N/A            N/A
    End of period                         $      11.69   $      10.91            N/A            N/A
  Accumulation units outstanding
  at the end of period                           1,414            206            N/A            N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                   $       5.28            N/A            N/A            N/A
    End of period                         $       5.28            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             459            N/A            N/A            N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                   $      20.78            N/A            N/A            N/A
    End of period                         $      21.42            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             568            N/A            N/A            N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                   $      11.67            N/A            N/A            N/A
    End of period                         $      12.01            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -            N/A            N/A            N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/AIM Real Estate Division(897)

  Accumulation unit value:
    Beginning of period                   $      10.92            N/A            N/A            N/A
    End of period                         $      11.48            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             422            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                   $      14.16            N/A            N/A            N/A
    End of period                         $      15.37            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           1,290            N/A            N/A            N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                   $      10.48            N/A            N/A            N/A
    End of period                         $      11.69            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           2,425            N/A            N/A            N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Managed Moderate Division(733)

  Accumulation unit value:
    Beginning of period                   $      10.47   $      10.41            N/A            N/A
    End of period                         $      10.68   $      10.47            N/A            N/A
  Accumulation units outstanding
  at the end of period                          28,664          5,287            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.85%

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock
Index Division(397)

  Accumulation unit value:
    Beginning of period                   $       7.68   $       7.10   $       6.31            N/A
    End of period                         $       7.78   $       7.68   $       7.10            N/A
  Accumulation units outstanding
  at the end of period                               -              -              -            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                   $      18.89            N/A            N/A            N/A
    End of period                         $      18.85            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                               7            N/A            N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                   $      22.10            N/A            N/A            N/A
    End of period                         $      23.10            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             226            N/A            N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Balanced Division(335)

  Accumulation unit value:
    Beginning of period                   $      20.03   $      18.58   $      16.72            N/A
    End of period                         $      20.50   $      20.03   $      18.58            N/A
  Accumulation units outstanding
  at the end of period                               -              -              -            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                   $      18.02            N/A            N/A            N/A
    End of period                         $      18.57            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                               7            N/A            N/A            N/A

JNL/Putnam Value Equity Division(372)

  Accumulation unit value:
    Beginning of period                   $      17.24   $      16.16   $      14.54            N/A
    End of period                         $      17.58   $      17.24   $      16.16            N/A
  Accumulation units outstanding
  at the end of period                               -              -              -            N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                   $      10.60            N/A            N/A            N/A
    End of period                         $      10.61            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                              22            N/A            N/A            N/A

JNL/PPM America High Yield Bond
Division(397)

  Accumulation unit value:
    Beginning of period                            N/A   $      13.68   $      12.76            N/A
    End of period                                  N/A   $      13.99   $      13.68            N/A
  Accumulation units outstanding
  at the end of period                             N/A              -              -            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(335)

  Accumulation unit value:
    Beginning of period                   $      13.55   $      13.43   $      14.04            N/A
    End of period                         $      13.48   $      13.55   $      13.43            N/A
  Accumulation units outstanding
  at the end of period                           2,516              -              -            N/A

JNL/Salomon Brothers Strategic
Bond Division(335)

  Accumulation unit value:
    Beginning of period                   $      16.20   $      15.59   $      15.32            N/A
    End of period                         $      16.16   $      16.20   $      15.59            N/A
  Accumulation units outstanding
  at the end of period                             565              -              -            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(335)

  Accumulation unit value:
    Beginning of period                   $      22.43   $      21.00   $      18.07            N/A
    End of period                         $      23.13   $      22.43   $      21.00            N/A
  Accumulation units outstanding
  at the end of period                             791              -              -            N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(335)

  Accumulation unit value:
    Beginning of period                   $      29.11   $      25.38   $      20.98            N/A
    End of period                         $      32.29   $      29.11   $      25.38            N/A
  Accumulation units outstanding
  at the end of period                             474              -              -            N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                   $      11.32            N/A            N/A            N/A
    End of period                         $      12.61            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           3,947            N/A            N/A            N/A

JNL/Alger Growth Division(335)

  Accumulation unit value:
    Beginning of period                   $      15.27   $      14.96   $      12.70            N/A
    End of period                         $      16.67   $      15.27   $      14.96            N/A
  Accumulation units outstanding
  at the end of period                               -              -              -            N/A

JNL/Eagle Core Equity Division(563)

  Accumulation unit value:
    Beginning of period                   $      15.24   $      14.89            N/A            N/A
    End of period                         $      15.31   $      15.24            N/A            N/A
  Accumulation units outstanding
  at the end of period                           1,192              -            N/A            N/A

JNL/Eagle SmallCap Equity Division(608)

  Accumulation unit value:
    Beginning of period                   $      17.35   $      15.76            N/A            N/A
    End of period                         $      17.29   $      17.35            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -              -            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(397)

  Accumulation unit value:
    Beginning of period                   $      11.43   $      10.74   $       9.98            N/A
    End of period                         $      11.83   $      11.43   $      10.74            N/A
  Accumulation units outstanding
  at the end of period                           2,100              -              -            N/A

JNL/S&P Managed Growth Division(595)

  Accumulation unit value:
    Beginning of period                   $      10.95   $      11.71            N/A            N/A
    End of period                         $      12.23   $      10.95            N/A            N/A
  Accumulation units outstanding
  at the end of period                          12,099              -            N/A            N/A

JNL/S&P Managed Aggressive Growth
Division(256)

  Accumulation unit value:
    Beginning of period                   $      11.50   $      10.51   $       8.48            N/A
    End of period                         $      12.12   $      11.50   $      10.51            N/A
  Accumulation units outstanding
  at the end of period                               -              -              -            N/A

JNL/S&P Very Aggressive Growth
Division I(595)

  Accumulation unit value:
    Beginning of period                            N/A   $      10.26            N/A            N/A
    End of period                                  N/A   $      10.40            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A              -            N/A            N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Equity Aggressive Growth
Division I(198)

  Accumulation unit value:
    Beginning of period                            N/A   $       9.68   $       7.67   $       7.44
    End of period                                  N/A   $       9.79   $       9.68   $       7.67
  Accumulation units outstanding
  at the end of period                             N/A              -              -              -

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(415)

  Accumulation unit value:
    Beginning of period                   $      10.07   $       9.41   $       8.70            N/A
    End of period                         $      10.22   $      10.07   $       9.41            N/A
  Accumulation units outstanding
  at the end of period                           2,816              -              -            N/A

JNL/MCM S&P 400 MidCap Index Division(397)

  Accumulation unit value:
    Beginning of period                   $      12.32   $      10.95   $       9.70            N/A
    End of period                         $      13.41   $      12.32   $      10.95            N/A
  Accumulation units outstanding
  at the end of period                             305              -              -            N/A

JNL/Alliance Capital Growth Division(504)

  Accumulation unit value:
    Beginning of period                   $       8.73   $       8.99            N/A            N/A
    End of period                         $       8.14   $       8.73            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -              -            N/A            N/A

JNL/JPMorgan International Value
Division(372)

  Accumulation unit value:
    Beginning of period                   $       9.48   $       7.96   $       6.34            N/A
    End of period                         $      10.92   $       9.48   $       7.96            N/A
  Accumulation units outstanding
  at the end of period                             722              -              -            N/A

JNL/PIMCO Total Return Bond Division(264)

  Accumulation unit value:
    Beginning of period                   $      12.65   $      12.46   $      12.28            N/A
    End of period                         $      12.58   $      12.65   $      12.46            N/A
  Accumulation units outstanding
  at the end of period                           4,111              -              -            N/A

JNL/MCM Small Cap Index Division(397)

  Accumulation unit value:
    Beginning of period                   $      12.63   $      11.07   $       9.70            N/A
    End of period                         $      12.79   $      12.63   $      11.07            N/A
  Accumulation units outstanding
  at the end of period                              98              -              -            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM International Index Division(335)

  Accumulation unit value:
    Beginning of period                   $      13.03   $      11.22   $       8.75            N/A
    End of period                         $      14.35   $      13.03   $      11.22            N/A
  Accumulation units outstanding
  at the end of period                             805              -              -            N/A

JNL/Lazard Small Cap Value Division(335)

  Accumulation unit value:
    Beginning of period                   $      13.25   $      11.82   $       9.37            N/A
    End of period                         $      13.48   $      13.25   $      11.82            N/A
  Accumulation units outstanding
  at the end of period                             811              -              -            N/A

JNL/Lazard Mid Cap Value Division(335)

  Accumulation unit value:
    Beginning of period                   $      15.62   $      12.88   $      10.85            N/A
    End of period                         $      16.52   $      15.62   $      12.88            N/A
  Accumulation units outstanding
  at the end of period                           1,006              -              -            N/A

JNL/MCM Bond Index Division(335)

  Accumulation unit value:
    Beginning of period                   $      10.64   $      10.57   $      10.79            N/A
    End of period                         $      10.54   $      10.64   $      10.57            N/A
  Accumulation units outstanding
  at the end of period                               -              -              -            N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                   $      11.85   $      11.56            N/A            N/A
    End of period                         $      11.71   $      11.85            N/A            N/A
  Accumulation units outstanding
  at the end of period                              12              -            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Core Index 75 Division(611)

  Accumulation unit value:
    Beginning of period                            N/A   $       9.97            N/A            N/A
    End of period                                  N/A   $       9.96            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A              -            N/A            N/A

JNL/MCM DowSM 10 Division(607)

  Accumulation unit value:
    Beginning of period                   $       8.89   $       8.39            N/A            N/A
    End of period                         $       8.15   $       8.89            N/A            N/A
  Accumulation units outstanding
  at the end of period                           2,649            211            N/A            N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/T. Rowe Price Value Division(335)

  Accumulation unit value:
    Beginning of period                   $      12.36   $      11.03   $       9.19            N/A
    End of period                         $      12.75   $      12.36   $      11.03            N/A
  Accumulation units outstanding
  at the end of period                           2,302              -              -            N/A

JNL/FMR Balanced Division(335)

  Accumulation unit value:
    Beginning of period                   $       9.53   $       8.96   $       8.44            N/A
    End of period                         $      10.19   $       9.53   $       8.96            N/A
  Accumulation units outstanding
  at the end of period                               -              -              -            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division335

  Accumulation unit value:
    Beginning of period                   $      10.75   $       9.38   $       7.18            N/A
    End of period                         $      11.89   $      10.75   $       9.38            N/A
  Accumulation units outstanding
  at the end of period                              15              -              -            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Value Division(335)

  Accumulation unit value:
    Beginning of period                   $      15.92   $      14.27   $      11.84            N/A
    End of period                         $      16.73   $      15.92   $      14.27            N/A
  Accumulation units outstanding
  at the end of period                              14              -              -            N/A

JNL/MCM Global 15 Division(372)

  Accumulation unit value:
    Beginning of period                   $      10.91   $       8.76   $       7.49            N/A
    End of period                         $      11.69   $      10.91   $       8.76            N/A
  Accumulation units outstanding
  at the end of period                             566            166              -            N/A

JNL/MCM 25 Division468

  Accumulation unit value:
    Beginning of period                   $      11.09   $       9.36   $       8.80            N/A
    End of period                         $      10.46   $      11.09   $       9.36            N/A
  Accumulation units outstanding
  at the end of period                             603            167              -            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(607)

  Accumulation unit value:
    Beginning of period                   $      17.06   $      15.39            N/A            N/A
    End of period                         $      18.06   $      17.06            N/A            N/A
  Accumulation units outstanding
  at the end of period                             461            109            N/A            N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                   $       5.28            N/A            N/A            N/A
    End of period                         $       5.28            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             734            N/A            N/A            N/A

JNL/MCM Healthcare Sector Division(612)

  Accumulation unit value:
    Beginning of period                   $       9.86   $       9.98            N/A            N/A
    End of period                         $      10.44   $       9.86            N/A            N/A
  Accumulation units outstanding
  at the end of period                             173              -            N/A            N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Oil & Gas Sector Division(612)

  Accumulation unit value:
    Beginning of period                   $      14.19   $      16.11            N/A            N/A
    End of period                         $      21.42   $      14.19            N/A            N/A
  Accumulation units outstanding
  at the end of period                           1,040              -            N/A            N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(563)

  Accumulation unit value:
    Beginning of period                   $       9.23   $       8.35            N/A            N/A
    End of period                         $      12.31   $       9.23            N/A            N/A
  Accumulation units outstanding
  at the end of period                             546            202            N/A            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/AIM Small Cap Growth Division(372)

  Accumulation unit value:
    Beginning of period                   $      11.39   $      10.97   $       9.53            N/A
    End of period                         $      12.01   $      11.39   $      10.97            N/A
  Accumulation units outstanding
  at the end of period                             922              -              -            N/A

JNL/AIM Large Cap Growth Division(372)

  Accumulation unit value:
    Beginning of period                   $      10.68   $       9.99   $       8.89            N/A
    End of period                         $      11.13   $      10.68   $       9.99            N/A
  Accumulation units outstanding
  at the end of period                              49              -              -            N/A

JNL/AIM Real Estate Division(853)

  Accumulation unit value:
    Beginning of period                   $      10.82            N/A            N/A            N/A
    End of period                         $      11.48            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             878            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division(860)

  Accumulation unit value:
    Beginning of period                   $      10.71            N/A            N/A            N/A
    End of period                         $      11.18            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             467            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(9110

  Accumulation unit value:
    Beginning of period                   $      10.84            N/A            N/A            N/A
    End of period                         $      10.83            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                              13            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                   $       9.90            N/A            N/A            N/A
    End of period                         $      10.39            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             758            N/A            N/A            N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                   $      12.13            N/A            N/A            N/A
    End of period                         $      15.37            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           4,546            N/A            N/A            N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                   $      10.49            N/A            N/A            N/A
    End of period                         $      11.69            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          12,101            N/A            N/A            N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                   $      10.72            N/A            N/A            N/A
    End of period                         $      11.78            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           6,182            N/A            N/A            N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                   $      10.33            N/A            N/A            N/A
    End of period                         $      10.68            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             568            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                   $      10.17            N/A            N/A            N/A
    End of period                         $      10.36            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           2,337            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.86%

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                   $       7.51            N/A            N/A            N/A
    End of period                         $       7.77            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           9,198            N/A            N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                   $      22.01            N/A            N/A            N/A
    End of period                         $      23.08            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -            N/A            N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                   $      19.05            N/A            N/A            N/A
    End of period                         $      19.97            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             564            N/A            N/A            N/A

JNL/Select Balanced Division(598)

  Accumulation unit value:
    Beginning of period                   $      20.00   $      18.55            N/A            N/A
    End of period                         $      20.47   $      20.00            N/A            N/A
  Accumulation units outstanding
  at the end of period                           1,350            215            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Putnam Equity Division(655)

  Accumulation unit value:
    Beginning of period                   $      17.54   $      15.76            N/A            N/A
    End of period                         $      18.54   $      17.54            N/A            N/A
  Accumulation units outstanding
  at the end of period                             547            572            N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                   $      10.63            N/A            N/A            N/A
    End of period                         $      10.61            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             524            N/A            N/A            N/A

JNL/PPM America High Yield Bond
Division(658)

  Accumulation unit value:
    Beginning of period                            N/A   $      13.89            N/A            N/A
    End of period                                  N/A   $      13.98            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A              -            N/A            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                   $      13.51            N/A            N/A            N/A
    End of period                         $      13.47            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             414            N/A            N/A            N/A

JNL/Salomon Brothers Strategic
Bond Division(598)

  Accumulation unit value:
    Beginning of period                   $      16.18   $      15.16            N/A            N/A
    End of period                         $      16.14   $      16.18            N/A            N/A
  Accumulation units outstanding
  at the end of period                             305            288            N/A            N/A

                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                                2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/T. Rowe Price Established
Growth Division(551)

  Accumulation unit value:
    Beginning of period                          $      22.40     $      21.67              N/A           N/A
    End of period                                $      23.10     $      22.40              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    780              190              N/A           N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(551)

  Accumulation unit value:
    Beginning of period                          $      29.08     $      26.72              N/A           N/A
    End of period                                $      32.25     $      29.08              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  1,430            1,185              N/A           N/A

JNL/JPMorgan International Equity
Division(598)

  Accumulation unit value:
    Beginning of period                          $      11.71     $      10.14              N/A           N/A
    End of period                                $      12.60     $      11.71              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    107                -              N/A           N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                          $      14.73              N/A              N/A           N/A
    End of period                                $      16.65              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  1,155              N/A              N/A           N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                          $      14.84              N/A              N/A           N/A
    End of period                                $      15.30              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                      -              N/A              N/A           N/A

JNL/Eagle SmallCap Equity Division(634)

  Accumulation unit value:
    Beginning of period                          $      17.34     $      14.27              N/A           N/A
    End of period                                $      17.28     $      17.34              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  1,319              298              N/A           N/A

                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                                2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/S&P Managed Moderate Growth
Division(655)

  Accumulation unit value:
    Beginning of period                          $      11.43     $      10.55              N/A           N/A
    End of period                                $      11.82     $      11.43              N/A           N/A
  Accumulation units outstanding
  at the end of period                                140,006            6,027              N/A           N/A

JNL/S&P Managed Growth Division(621)

  Accumulation unit value:
    Beginning of period                          $      11.70     $      10.66              N/A           N/A
    End of period                                $      12.22     $      11.70              N/A           N/A
  Accumulation units outstanding
  at the end of period                                 70,241           36,386              N/A           N/A

JNL/S&P Managed Aggressive Growth
Division(724)

  Accumulation unit value:
    Beginning of period                          $      11.49     $      11.29              N/A           N/A
    End of period                                $      12.11     $      11.49              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  1,832              376              N/A           N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                                2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/MCM S&P 500 Index Division(563)

  Accumulation unit value:
    Beginning of period                          $      10.07     $       9.59              N/A           N/A
    End of period                                $      10.21     $      10.07              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  5,367            3,112              N/A           N/A

JNL/MCM S&P 400 MidCap Index Division(563)

  Accumulation unit value:
    Beginning of period                          $      12.32     $      11.50              N/A           N/A
    End of period                                $      13.41     $      12.32              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  5,492            1,191              N/A           N/A

JNL/Alliance Capital Growth Division(655)

  Accumulation unit value:
    Beginning of period                          $       8.99     $       8.14              N/A           N/A
    End of period                                $       8.13     $       8.99              N/A           N/A
  Accumulation units outstanding
  at the end of period                                      -              630              N/A           N/A

JNL/JPMorgan International Value
Division(733)

  Accumulation unit value:
    Beginning of period                          $       9.47     $       9.41              N/A           N/A
    End of period                                $      10.91     $       9.47              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    806              449              N/A           N/A

JNL/PIMCO Total Return Bond Division(658)

  Accumulation unit value:
    Beginning of period                          $      12.64     $      12.55              N/A           N/A
    End of period                                $      12.57     $      12.64              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  1,819              414              N/A           N/A

JNL/MCM Small Cap Index Division(563)

  Accumulation unit value:
    Beginning of period                          $      12.63     $      11.69              N/A           N/A
    End of period                                $      12.79     $      12.63              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  5,883            1,765              N/A           N/A

                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                                2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/MCM International Index Division(563)

  Accumulation unit value:
    Beginning of period                          $      13.02     $      11.48              N/A           N/A
    End of period                                $      14.34     $      13.02              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  5,172            1,463              N/A           N/A

JNL/Lazard Small Cap Value Division(638)

  Accumulation unit value:
    Beginning of period                          $      13.24     $      11.23              N/A           N/A
    End of period                                $      13.47     $      13.24              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  5,456            1,786              N/A           N/A

JNL/Lazard Mid Cap Value Division(551)

  Accumulation unit value:
    Beginning of period                          $      15.61     $      13.99              N/A           N/A
    End of period                                $      16.50     $      15.61              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  1,967            1,219              N/A           N/A

JNL/MCM Bond Index Division(563)

  Accumulation unit value:
    Beginning of period                          $      10.64     $      10.52              N/A           N/A
    End of period                                $      10.54     $      10.64              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  2,693            1,268              N/A           N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                          $      11.84     $      11.55              N/A           N/A
    End of period                                $      11.70     $      11.84              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  1,583              453              N/A           N/A

                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                                2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/MCM Dow(SM) 10 Division(551)

  Accumulation unit value:
    Beginning of period                          $       8.89     $       8.86              N/A           N/A
    End of period                                $       8.15     $       8.89              N/A           N/A
  Accumulation units outstanding
  at the end of period                                 45,322           35,204              N/A           N/A

JNL/Putnam Midcap Growth Division(655)

  Accumulation unit value:
    Beginning of period                          $       7.08     $       6.04              N/A           N/A
    End of period                                $       7.71     $       7.08              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  1,333            1,416              N/A           N/A

JNL/T. Rowe Price Value Division(638)

  Accumulation unit value:
    Beginning of period                          $      12.35     $      10.85              N/A           N/A
    End of period                                $      12.74     $      12.35              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  3,008            1,873              N/A           N/A

JNL/FMR Balanced Division(655)

  Accumulation unit value:
    Beginning of period                          $       9.52     $       8.76              N/A           N/A
    End of period                                $      10.19     $       9.52              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  1,009            1,048              N/A           N/A

                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                                2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                          $      10.39              N/A              N/A           N/A
    End of period                                $      11.88              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  2,533              N/A              N/A           N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/Select Value Division(724)

  Accumulation unit value:
    Beginning of period                          $      15.91     $      15.66              N/A           N/A
    End of period                                $      16.73     $      15.91              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    265              271              N/A           N/A

JNL/MCM Global 15 Division(551)

  Accumulation unit value:
    Beginning of period                          $      10.91     $       9.57              N/A           N/A
    End of period                                $      11.68     $      10.91              N/A           N/A
  Accumulation units outstanding
  at the end of period                                 43,598           33,137              N/A           N/A

JNL/MCM 25 Division(551)

  Accumulation unit value:
    Beginning of period                          $      11.08     $       9.87              N/A           N/A
    End of period                                $      10.46     $      11.08              N/A           N/A
  Accumulation units outstanding
  at the end of period                                 35,856           29,715              N/A           N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                          $       9.20              N/A              N/A           N/A
    End of period                                $       9.55              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    385              N/A              N/A           N/A

                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                                2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/MCM Select Small-Cap Division(551)

  Accumulation unit value:
    Beginning of period                          $      17.05     $      15.87              N/A           N/A
    End of period                                $      18.05     $      17.05              N/A           N/A
  Accumulation units outstanding
  at the end of period                                 22,477           18,947              N/A           N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                          $       4.93              N/A              N/A           N/A
    End of period                                $       5.27              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  1,050              N/A              N/A           N/A

JNL/MCM Healthcare Sector Division(551)

  Accumulation unit value:
    Beginning of period                          $       9.97     $      10.21              N/A           N/A
    End of period                                $      10.43     $       9.97              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  2,810            1,857              N/A           N/A

JNL/MCM Financial Sector Division(733)

  Accumulation unit value:
    Beginning of period                          $      11.22     $      11.14              N/A           N/A
    End of period                                $      11.57     $      11.22              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  1,435              380              N/A           N/A

JNL/MCM Oil & Gas Sector Division(612)

  Accumulation unit value:
    Beginning of period                          $      16.10     $      14.19              N/A           N/A
    End of period                                $      21.41     $      16.10              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  4,192            1,164              N/A           N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                                2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/MCM  S&P(R) 10 Division(551)

  Accumulation unit value:
    Beginning of period                          $       9.22     $       8.45              N/A           N/A
    End of period                                $      12.30     $       9.22              N/A           N/A
  Accumulation units outstanding
  at the end of period                                 38,960           36,393              N/A           N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/AIM Small Cap Growth Division(551)

  Accumulation unit value:
    Beginning of period                          $      11.39     $      11.59              N/A           N/A
    End of period                                $      12.00     $      11.39              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  1,094              521              N/A           N/A

JNL/AIM Large Cap Growth Division(634)

  Accumulation unit value:
    Beginning of period                          $      10.68     $       9.47              N/A           N/A
    End of period                                $      11.13     $      10.68              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  2,381            1,387              N/A           N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                                 2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                          $      10.40              N/A              N/A           N/A
    End of period                                $      10.39              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                 20,237              N/A              N/A           N/A

JNL/MCM Value Line 25 Division(718)

  Accumulation unit value:
    Beginning of period                          $      11.39     $      11.03              N/A           N/A
    End of period                                $      15.37     $      11.39              N/A           N/A
  Accumulation units outstanding
  at the end of period                                 15,624            6,285              N/A           N/A

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                          $      10.87     $       9.61              N/A           N/A
    End of period                                $      11.69     $      10.87              N/A           N/A
  Accumulation units outstanding
  at the end of period                                129,284            6,148              N/A           N/A

JNL/MCM VIP Division(729)

  Accumulation unit value:
    Beginning of period                          $      11.04     $      10.87              N/A           N/A
    End of period                                $      11.78     $      11.04              N/A           N/A
  Accumulation units outstanding
  at the end of period                                 23,937           17,504              N/A           N/A

JNL/S&P Managed Moderate Division(712)

  Accumulation unit value:
    Beginning of period                          $      10.47     $      10.29              N/A           N/A
    End of period                                $      10.68     $      10.47              N/A           N/A
  Accumulation units outstanding
  at the end of period                                 45,064           22,956              N/A           N/A

                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                                2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                          $      10.11              N/A              N/A           N/A
    End of period                                $      10.36              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                 41,314              N/A              N/A           N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.895%

                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                                2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                          $      18.25              N/A              N/A           N/A
    End of period                                $      18.76              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    268              N/A              N/A           N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                                2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                          $      10.55              N/A              N/A           N/A
    End of period                                $      10.57              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                      -              N/A              N/A           N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                                2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/T. Rowe Price Established
Growth Division(546)

  Accumulation unit value:
    Beginning of period                          $      22.33     $      20.99              N/A           N/A
    End of period                                $      23.01     $      22.33              N/A           N/A
  Accumulation units outstanding
  at the end of period                                      -            2,223              N/A           N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(546)

  Accumulation unit value:
    Beginning of period                          $      28.98     $      25.66              N/A           N/A
    End of period                                $      32.13     $      28.98              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    159              904              N/A           N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                          $      16.18              N/A              N/A           N/A
    End of period                                $      16.59              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    302              N/A              N/A           N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                                2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/S&P Managed Moderate Growth
Division(464)

  Accumulation unit value:
    Beginning of period                          $      11.40     $      10.71     $      10.37           N/A
    End of period                                $      11.78     $      11.40     $      10.71           N/A
  Accumulation units outstanding
  at the end of period                                  6,629            4,681            2,833           N/A

JNL/S&P Managed Growth Division(464)

  Accumulation unit value:
    Beginning of period                          $      11.67     $      10.79     $      10.42           N/A
    End of period                                $      12.19     $      11.67     $      10.79           N/A
  Accumulation units outstanding
  at the end of period                                  9,111              457              470           N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                          $      11.61              N/A              N/A           N/A
    End of period                                $      12.08              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  8,789              N/A              N/A           N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                                2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/MCM S&P 500 Index Division(710)

  Accumulation unit value:
    Beginning of period                          $      10.06     $       9.79              N/A           N/A
    End of period                                $      10.20     $      10.06              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    490            2,136              N/A           N/A

JNL/MCM S&P 400 MidCap Index Division(710)

  Accumulation unit value:
    Beginning of period                          $      12.31     $      11.76              N/A           N/A
    End of period                                $      13.39     $      12.31              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  1,505            1,779              N/A           N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                          $       9.24              N/A              N/A           N/A
    End of period                                $      10.88              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  4,081              N/A              N/A           N/A

JNL/PIMCO Total Return Bond Division(616)

  Accumulation unit value:
    Beginning of period                          $      12.61     $      12.36              N/A           N/A
    End of period                                $      12.53     $      12.61              N/A           N/A
  Accumulation units outstanding
  at the end of period                                      -                -              N/A           N/A

JNL/MCM Small Cap Index Division(710)

  Accumulation unit value:
    Beginning of period                          $      12.61     $      12.06              N/A           N/A
    End of period                                $      12.77     $      12.61              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  1,562            1,734              N/A           N/A

                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                                2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/MCM International Index Division(710)

  Accumulation unit value:
    Beginning of period                          $      13.01     $      12.32              N/A           N/A
    End of period                                $      14.32     $      13.01              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  1,446            1,697              N/A           N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                          $      12.87              N/A              N/A           N/A
    End of period                                $      13.43              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  1,328              N/A              N/A           N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                          $      16.03              N/A              N/A           N/A
    End of period                                $      16.46              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  1,262              N/A              N/A           N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                          $      10.62              N/A              N/A           N/A
    End of period                                $      10.52              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                      -              N/A              N/A           N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                                2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/MCM Dow(SM) 10 Division(441)

  Accumulation unit value:
    Beginning of period                          $       8.87     $       8.88     $       7.82           N/A
    End of period                                $       8.13     $       8.87     $       8.88           N/A
  Accumulation units outstanding
  at the end of period                                  3,558            7,798            1,722           N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                          $       7.40              N/A              N/A           N/A
    End of period                                $       7.70              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    661              N/A              N/A           N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                          $      12.05              N/A              N/A           N/A
    End of period                                $      12.71              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  3,422              N/A              N/A           N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                                2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/Oppenheimer Global Growth
Division(546)

  Accumulation unit value:
    Beginning of period                          $      10.73     $       9.61              N/A           N/A
    End of period                                $      11.86     $      10.73              N/A           N/A
  Accumulation units outstanding
  at the end of period                                      -            3,647              N/A           N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/MCM Global 15 Division(441)

  Accumulation unit value:
    Beginning of period                          $      10.88     $       8.75     $       8.42           N/A
    End of period                                $      11.65     $      10.88     $       8.75           N/A
  Accumulation units outstanding
  at the end of period                                  3,159            3,267            1,599           N/A

JNL/MCM 25 Division(441)

  Accumulation unit value:
    Beginning of period                          $      11.06     $       9.34     $       8.14           N/A
    End of period                                $      10.43     $      11.06     $       9.34           N/A
  Accumulation units outstanding
  at the end of period                                  1,784            1,654            1,654           N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                          $       9.83              N/A              N/A           N/A
    End of period                                $       9.53              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  5,119              N/A              N/A           N/A

                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                                2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/MCM Select Small-Cap Division(441)

  Accumulation unit value:
    Beginning of period                          $      17.02     $      15.56     $      14.67           N/A
    End of period                                $      18.01     $      17.02     $      15.56           N/A
  Accumulation units outstanding
  at the end of period                                  1,806            2,016              918           N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/MCM Healthcare Sector Division(546)

  Accumulation unit value:
    Beginning of period                          $       9.95     $       9.84              N/A           N/A
    End of period                                $      10.41     $       9.95              N/A           N/A
  Accumulation units outstanding
  at the end of period                                      -            2,365              N/A           N/A

JNL/MCM Financial Sector Division(546)

  Accumulation unit value:
    Beginning of period                          $      11.20     $      10.56              N/A           N/A
    End of period                                $      11.55     $      11.20              N/A           N/A
  Accumulation units outstanding
  at the end of period                                      -            3,349              N/A           N/A

JNL/MCM Oil & Gas Sector Division(546)

  Accumulation unit value:
    Beginning of period                          $      16.07     $      12.76              N/A           N/A
    End of period                                $      21.36     $      16.07              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    796            2,666              N/A           N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                                2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/MCM  S&P(R) 10 Division(441)

  Accumulation unit value:
    Beginning of period                          $       9.20     $       8.05     $       7.53           N/A
    End of period                                $      12.27     $       9.20     $       8.05           N/A
  Accumulation units outstanding
  at the end of period                                  3,300            3,816            1,788           N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/AIM Real Estate Division(951)

  Accumulation unit value:
    Beginning of period                          $      11.08              N/A              N/A           N/A
    End of period                                $      11.48              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  1,854              N/A              N/A           N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                                2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/MCM Nasdaq 15 Division(695)

  Accumulation unit value:
    Beginning of period                          $      10.79     $      10.21              N/A           N/A
    End of period                                $      10.38     $      10.79              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  1,473            1,621              N/A           N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                          $      12.88              N/A              N/A           N/A
    End of period                                $      15.36              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  3,874              N/A              N/A           N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                          $      10.43              N/A              N/A           N/A
    End of period                                $      11.69              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  1,309              N/A              N/A           N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                          $      10.49              N/A              N/A           N/A
    End of period                                $      11.77              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  1,199              N/A              N/A           N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                          $      10.57              N/A              N/A           N/A
    End of period                                $      10.68              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                      -              N/A              N/A           N/A

                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                                2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.90%

                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                                2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/Select Balanced Division(337)

  Accumulation unit value:
    Beginning of period                          $      19.93     $      18.50     $      16.63           N/A
    End of period                                $      20.39     $      19.93     $      18.50           N/A
  Accumulation units outstanding
  at the end of period                                  1,000                -                -           N/A

                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                                2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(386)

  Accumulation unit value:
    Beginning of period                          $      13.49     $      13.37     $      13.24           N/A
    End of period                                $      13.41     $      13.49     $      13.37           N/A
  Accumulation units outstanding
  at the end of period                                    180                -                -           N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                                2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/T. Rowe Price Established
Growth Division(326)

  Accumulation unit value:
    Beginning of period                          $      22.32     $      20.91     $      17.92           N/A
    End of period                                $      23.00     $      22.32     $      20.91           N/A
  Accumulation units outstanding
  at the end of period                                    541                -                -           N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/JPMorgan International Equity
Division(326)

  Accumulation unit value:
    Beginning of period                          $      11.67     $      10.32     $       8.48           N/A
    End of period                                $      12.55     $      11.67     $      10.32           N/A
  Accumulation units outstanding
  at the end of period                                  2,591                -                -           N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                                2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                                2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/JPMorgan International Value
Division(746)

  Accumulation unit value:
    Beginning of period                          $       9.22              N/A              N/A           N/A
    End of period                                $      10.88              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  5,174              N/A              N/A           N/A

JNL/PIMCO Total Return Bond Division(337)

  Accumulation unit value:
    Beginning of period                          $      12.61     $      12.42     $      12.66           N/A
    End of period                                $      12.53     $      12.61     $      12.42           N/A
  Accumulation units outstanding
  at the end of period                                  2,959                -                -           N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                                2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/MCM International Index Division(302)

  Accumulation unit value:
    Beginning of period                          $      13.01     $      11.21     $       7.93           N/A
    End of period                                $      14.32     $      13.01     $      11.21           N/A
  Accumulation units outstanding
  at the end of period                                    549                -                -           N/A

JNL/Lazard Small Cap Value Division(326)

  Accumulation unit value:
    Beginning of period                          $      13.21     $      11.78     $       9.24           N/A
    End of period                                $      13.43     $      13.21     $      11.78           N/A
  Accumulation units outstanding
  at the end of period                                    732                -                -           N/A

JNL/Lazard Mid Cap Value Division(386)

  Accumulation unit value:
    Beginning of period                          $      15.56     $      12.85     $      11.45           N/A
    End of period                                $      16.45     $      15.56     $      12.85           N/A
  Accumulation units outstanding
  at the end of period                                 15,148                -                -           N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                          $      11.81     $      11.52              N/A           N/A
    End of period                                $      11.66     $      11.81              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    616                -              N/A           N/A

INVESTMENT DIVISIONS                             DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                                    2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/Putnam Midcap Growth Division(746)

  Accumulation unit value:
    Beginning of period                          $       6.81              N/A              N/A           N/A
    End of period                                $       7.70              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  1,378              N/A              N/A           N/A

JNL/T. Rowe Price Value Division(326)

  Accumulation unit value:
    Beginning of period                          $      12.33     $      11.01     $       9.01           N/A
    End of period                                $      12.71     $      12.33     $      11.01           N/A
  Accumulation units outstanding
  at the end of period                                    788                -                -           N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

INVESTMENT DIVISIONS                             DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                                    2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/Oppenheimer Global Growth
Division(386)

  Accumulation unit value:
    Beginning of period                          $      10.73     $       9.37     $       7.65           N/A
    End of period                                $      11.86     $      10.73     $       9.37           N/A
  Accumulation units outstanding
  at the end of period                                  1,402                -                -           N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/MCM 25 Division(302)

  Accumulation unit value:
    Beginning of period                          $       9.34     $       9.34     $       6.69           N/A
    End of period                                $      10.43     $      11.06     $       9.34           N/A
  Accumulation units outstanding
  at the end of period                                    976                -                -           N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

INVESTMENT DIVISIONS                             DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                                    2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/MCM Technology Sector Division(981)

  Accumulation unit value:
    Beginning of period                          $       5.26              N/A              N/A           N/A
    End of period                                $       5.26              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    984              N/A              N/A           N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/MCM Oil & Gas Sector Division(699)

  Accumulation unit value:
    Beginning of period                          $      16.07     $      15.67              N/A           N/A
    End of period                                $      21.35     $      16.07              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  1,507                -              N/A           N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

INVESTMENT DIVISIONS                             DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                                    2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/MCM S&P(R) 10 Division(302)

  Accumulation unit value:
    Beginning of period                          $       9.20     $       8.05     $       6.87           N/A
    End of period                                $      12.27     $       9.20     $       8.05           N/A
  Accumulation units outstanding
  at the end of period                                  1,035                -                -           N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/AIM Small Cap Growth Division(746)

  Accumulation unit value:
    Beginning of period                          $      10.76              N/A              N/A           N/A
    End of period                                $      11.98              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    836              N/A              N/A           N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/AIM Real Estate Division(898)

  Accumulation unit value:
    Beginning of period                          $      10.95              N/A              N/A           N/A
    End of period                                $      11.48              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  1,235              N/A              N/A           N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

INVESTMENT DIVISIONS                             DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                                    2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/Franklin Templeton Small Cap
Value Division(859)

  Accumulation unit value:
    Beginning of period                          $      10.47              N/A              N/A           N/A
    End of period                                $      10.82              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    205              N/A              N/A           N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/MCM JNL 5 Division(789)

  Accumulation unit value:
    Beginning of period                          $      10.88              N/A              N/A           N/A
    End of period                                $      11.69              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  7,859              N/A              N/A           N/A

JNL/MCM VIP Division(789)

  Accumulation unit value:
    Beginning of period                          $      11.00              N/A              N/A           N/A
    End of period                                $      11.77              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                  5,307              N/A              N/A           N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                                2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/S&P Managed Conservative Division(789)

  Accumulation unit value:
    Beginning of period                          $      10.17              N/A              N/A           N/A
    End of period                                $      10.36              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    590              N/A              N/A           N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.91%

                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                                2005             2004             2003              2002
                                                 ------------     ------------     ------------      ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock
Index Division(434)

  Accumulation unit value:
    Beginning of period                          $       7.65     $       7.07     $       6.61           N/A
    End of period                                $       7.74     $       7.65     $       7.07           N/A
  Accumulation units outstanding
  at the end of period                                  6,625            6,887            2,288           N/A

JNL/FMR Capital Growth Division(574)

  Accumulation unit value:
    Beginning of period                          $      18.16     $      15.73              N/A           N/A
    End of period                                $      18.73     $      18.16              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    955              504              N/A           N/A

JNL/Select Large Cap Growth Division(434)

  Accumulation unit value:
    Beginning of period                          $      22.58     $      20.82     $      19.92           N/A
    End of period                                $      22.96     $      22.58     $      20.82           N/A
  Accumulation units outstanding
  at the end of period                                    373              414              462           N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                   N/A              N/A              N/A           N/A
    End of period                                         N/A              N/A              N/A           N/A
  Accumulation units outstanding
  at the end of period                                    N/A              N/A              N/A           N/A

JNL/Select Balanced Division(432)

  Accumulation unit value:
    Beginning of period                          $      19.91     $      18.49     $      17.55           N/A
    End of period                                $      20.37     $      19.91     $      18.49           N/A
  Accumulation units outstanding
  at the end of period                                  3,705            3,768            3,031           N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Putnam Equity Division(680)

  Accumulation unit value:
    Beginning of period                      $      17.46   $      15.88            N/A            N/A
    End of period                            $      18.44   $      17.46            N/A            N/A
  Accumulation units outstanding
  at the end of period                                262            262            N/A            N/A

JNL/Putnam Value Equity Division(586)

  Accumulation unit value:
    Beginning of period                      $      17.14   $      15.91            N/A            N/A
    End of period                            $      17.47   $      17.14            N/A            N/A
  Accumulation units outstanding
  at the end of period                              1,999          1,811            N/A            N/A

JNL/Select Money Market Division(616)

  Accumulation unit value:
    Beginning of period                      $      10.58   $      10.66            N/A            N/A
    End of period                            $      10.55   $      10.58            N/A            N/A
  Accumulation units outstanding
  at the end of period                              1,089          4,966            N/A            N/A

JNL/PPM America High Yield Bond
Division(434)

  Accumulation unit value:
    Beginning of period                               N/A   $      13.61   $      13.22            N/A
    End of period                                     N/A   $      13.91   $      13.61            N/A
  Accumulation units outstanding
  at the end of period                                N/A              -         16,454            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(426)

  Accumulation unit value:
    Beginning of period                      $      13.47   $      13.36   $      13.33            N/A
    End of period                            $      13.40   $      13.47   $      13.36            N/A
  Accumulation units outstanding
  at the end of period                              4,328          4,455          2,652            N/A

JNL/Salomon Brothers Strategic
Bond Division(447)

  Accumulation unit value:
    Beginning of period                      $      16.11   $      15.51   $      15.26            N/A
    End of period                            $      16.06   $      16.11   $      15.51            N/A
  Accumulation units outstanding
  at the end of period                              4,307          4,377            394            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(434)

  Accumulation unit value:
    Beginning of period                      $      22.30   $      20.89   $      19.86            N/A
    End of period                            $      22.98   $      22.30   $      20.89            N/A
  Accumulation units outstanding
  at the end of period                              8,889          6,400          5,161            N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(426)

  Accumulation unit value:
    Beginning of period                      $      28.94   $      25.24   $      23.51            N/A
    End of period                            $      32.08   $      28.94   $      25.24            N/A
  Accumulation units outstanding
  at the end of period                              5,903          5,340          2,197            N/A

JNL/JPMorgan International Equity
Division(420)

  Accumulation unit value:
    Beginning of period                      $      11.66   $      10.32   $       9.10            N/A
    End of period                            $      12.53   $      11.66   $      10.32            N/A
  Accumulation units outstanding
  at the end of period                              2,659            536             83            N/A

JNL/Alger Growth Division(420)

  Accumulation unit value:
    Beginning of period                      $      15.18   $      14.89   $      13.56            N/A
    End of period                            $      16.57   $      15.18   $      14.89            N/A
  Accumulation units outstanding
  at the end of period                              2,696          2,213          1,920            N/A

JNL/Eagle Core Equity Division(453)

  Accumulation unit value:
    Beginning of period                      $      15.16   $      14.68   $      14.03            N/A
    End of period                            $      15.23   $      15.16   $      14.68            N/A
  Accumulation units outstanding
  at the end of period                              2,156          1,540            425            N/A

JNL/Eagle SmallCap Equity Division(426)

  Accumulation unit value:
    Beginning of period                      $      17.27   $      14.97   $      14.40            N/A
    End of period                            $      17.20   $      17.27   $      14.97            N/A
  Accumulation units outstanding
  at the end of period                                783            783            789            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(447)

  Accumulation unit value:
    Beginning of period                      $      11.39   $      10.70   $      10.31            N/A
    End of period                            $      11.77   $      11.39   $      10.70            N/A
  Accumulation units outstanding
  at the end of period                            143,904         30,096            612            N/A

JNL/S&P Managed Growth Division(441)

  Accumulation unit value:
    Beginning of period                      $      11.66   $      10.78   $      10.19            N/A
    End of period                            $      12.17   $      11.66   $      10.78            N/A
  Accumulation units outstanding
  at the end of period                             33,313         52,930            805            N/A

JNL/S&P Managed Aggressive Growth
Division(441)

  Accumulation unit value:
    Beginning of period                      $      11.45   $      10.47   $       9.80            N/A
    End of period                            $      12.07   $      11.45   $      10.47            N/A
  Accumulation units outstanding
  at the end of period                              8,602          7,566            704            N/A

JNL/S&P Very Aggressive Growth
Division I(606)

  Accumulation unit value:
    Beginning of period                               N/A   $      10.34            N/A            N/A
    End of period                                     N/A   $      10.22            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A              -            N/A            N/A

JNL/S&P Equity Growth Division I(624)

  Accumulation unit value:
    Beginning of period                               N/A   $       9.21            N/A            N/A
    End of period                                     N/A   $       9.51            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A              -            N/A            N/A

JNL/S&P Equity Aggressive Growth
Division I(516)

  Accumulation unit value:
    Beginning of period                               N/A   $       9.98            N/A            N/A
    End of period                                     N/A   $       9.75            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A              -            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(441)

  Accumulation unit value:
    Beginning of period                      $      10.05   $       9.40   $       8.74            N/A
    End of period                            $      10.19   $      10.05   $       9.40            N/A
  Accumulation units outstanding
  at the end of period                             22,838         18,210            790            N/A

JNL/MCM S&P 400 MidCap Index Division(479)

  Accumulation unit value:
    Beginning of period                      $      12.30   $      10.94   $      10.79            N/A
    End of period                            $      13.38   $      12.30   $      10.94            N/A
  Accumulation units outstanding
  at the end of period                             14,124          9,673             41            N/A

JNL/Alliance Capital Growth Division(434)

  Accumulation unit value:
    Beginning of period                      $       8.96   $       8.67   $       8.52            N/A
    End of period                            $       8.11   $       8.96   $       8.67            N/A
  Accumulation units outstanding
  at the end of period                                  -            968          1,079            N/A

JNL/JPMorgan International Value
Division(434)

  Accumulation unit value:
    Beginning of period                      $       9.44   $       7.93   $       7.29            N/A
    End of period                            $      10.87   $       9.44   $       7.93            N/A
  Accumulation units outstanding
  at the end of period                              7,385          7,490          1,263            N/A

JNL/PIMCO Total Return Bond Division(420)

  Accumulation unit value:
    Beginning of period                      $      12.60   $      12.42   $      12.39            N/A
    End of period                            $      12.52   $      12.60   $      12.42            N/A
  Accumulation units outstanding
  at the end of period                             17,833         13,804          4,283            N/A

JNL/MCM Small Cap Index Division(516)

  Accumulation unit value:
    Beginning of period                      $      12.61   $      11.57            N/A            N/A
    End of period                            $      12.76   $      12.61            N/A            N/A
  Accumulation units outstanding
  at the end of period                              9,427          6,279            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM International Index Division(498)

  Accumulation unit value:
    Beginning of period                      $      13.01   $      11.53            N/A            N/A
    End of period                            $      14.31   $      13.01            N/A            N/A
  Accumulation units outstanding
  at the end of period                             21,621         18,244            N/A            N/A

JNL/Lazard Small Cap Value Division(426)

  Accumulation unit value:
    Beginning of period                      $      13.20   $      11.78   $      10.80            N/A
    End of period                            $      13.42   $      13.20   $      11.78            N/A
  Accumulation units outstanding
  at the end of period                              6,603          6,737          1,886            N/A

JNL/Lazard Mid Cap Value Division(420)

  Accumulation unit value:
    Beginning of period                      $      15.55   $      12.84   $      11.68            N/A
    End of period                            $      16.44   $      15.55   $      12.84            N/A
  Accumulation units outstanding
  at the end of period                              9,015          5,034          1,150            N/A

JNL/MCM Bond Index Division(537)

  Accumulation unit value:
    Beginning of period                      $      10.63   $      10.80            N/A            N/A
    End of period                            $      10.52   $      10.63            N/A            N/A
  Accumulation units outstanding
  at the end of period                             11,550          6,180            N/A            N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                      $      11.80   $      11.51            N/A            N/A
    End of period                            $      11.66   $      11.80            N/A            N/A
  Accumulation units outstanding
  at the end of period                             22,738         27,673            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division(441)

  Accumulation unit value:
    Beginning of period                               N/A   $       9.70   $       9.02            N/A
    End of period                                     N/A   $       9.78   $       9.70            N/A
  Accumulation units outstanding
  at the end of period                                N/A              -            766            N/A

JNL/S&P Core Index 75 Division(441)

  Accumulation unit value:
    Beginning of period                               N/A   $       9.86   $       9.24            N/A
    End of period                                     N/A   $       9.95   $       9.86            N/A
  Accumulation units outstanding
  at the end of period                                N/A              -            747            N/A

JNL/MCM Dow(SM) 10 Division(428)

  Accumulation unit value:
    Beginning of period                      $       8.86   $       8.87   $       7.86            N/A
    End of period                            $       8.12   $       8.86   $       8.87            N/A
  Accumulation units outstanding
  at the end of period                             36,344         26,782          8,558            N/A

JNL/Putnam Midcap Growth Division(420)

  Accumulation unit value:
    Beginning of period                      $       7.06   $       6.13   $       5.70            N/A
    End of period                            $       7.69   $       7.06   $       6.13            N/A
  Accumulation units outstanding
  at the end of period                             12,442          9,835            304            N/A

JNL/T. Rowe Price Value Division(426)

  Accumulation unit value:
    Beginning of period                      $      12.32   $      11.01   $      10.03            N/A
    End of period                            $      12.70   $      12.32   $      11.01            N/A
  Accumulation units outstanding
  at the end of period                             23,209         20,722          5,990            N/A

JNL/FMR Balanced Division(420)

  Accumulation unit value:
    Beginning of period                      $       9.50   $       8.94   $       8.46            N/A
    End of period                            $      10.16   $       9.50   $       8.94            N/A
  Accumulation units outstanding
  at the end of period                              2,679          2,025          1,154            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(420)

  Accumulation unit value:
    Beginning of period                      $      10.73   $       9.36   $       8.18            N/A
    End of period                            $      11.85   $      10.73   $       9.36            N/A
  Accumulation units outstanding
  at the end of period                              7,901          8,282          1,139            N/A

JNL/Oppenheimer Growth Division(434)

  Accumulation unit value:
    Beginning of period                      $       7.76   $       7.67   $       7.76            N/A
    End of period                            $       8.23   $       7.76   $       7.67            N/A
  Accumulation units outstanding
  at the end of period                              1,500          1,651          1,185            N/A

JNL/Select Value Division(434)

  Accumulation unit value:
    Beginning of period                      $      15.90   $      14.26   $      13.20            N/A
    End of period                            $      16.70   $      15.90   $      14.26            N/A
  Accumulation units outstanding
  at the end of period                              1,928          2,010          1,112            N/A

JNL/MCM Global 15 Division(428)

  Accumulation unit value:
    Beginning of period                      $      10.88   $       8.74   $       8.42            N/A
    End of period                            $      11.64   $      10.88   $       8.74            N/A
  Accumulation units outstanding
  at the end of period                             44,863         32,523          9,576            N/A

JNL/MCM 25 Division(428)

  Accumulation unit value:
    Beginning of period                      $      11.05   $       9.34   $       8.21            N/A
    End of period                            $      10.42   $      11.05   $       9.34            N/A
  Accumulation units outstanding
  at the end of period                             29,448         18,743          5,743            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(428)

  Accumulation unit value:
    Beginning of period                      $      17.00   $      15.55   $      14.40            N/A
    End of period                            $      17.99   $      17.00   $      15.55            N/A
  Accumulation units outstanding
  at the end of period                             15,900         10,979          3,804            N/A

JNL/MCM Technology Sector Division(574)

  Accumulation unit value:
    Beginning of period                      $       5.28   $       4.96            N/A            N/A
    End of period                            $       5.26   $       5.28            N/A            N/A
  Accumulation units outstanding
  at the end of period                              6,511          5,615            N/A            N/A

JNL/MCM Healthcare Sector Division(574)

  Accumulation unit value:
    Beginning of period                      $       9.95   $      10.15            N/A            N/A
    End of period                            $      10.40   $       9.95            N/A            N/A
  Accumulation units outstanding
  at the end of period                              7,935          6,811            N/A            N/A

JNL/MCM Financial Sector Division(624)

  Accumulation unit value:
    Beginning of period                      $      11.19   $       9.96            N/A            N/A
    End of period                            $      11.53   $      11.19            N/A            N/A
  Accumulation units outstanding
  at the end of period                              3,558          4,188            N/A            N/A

JNL/MCM Oil & Gas Sector Division(506)

  Accumulation unit value:
    Beginning of period                      $      16.06   $      12.59            N/A            N/A
    End of period                            $      21.34   $      16.06            N/A            N/A
  Accumulation units outstanding
  at the end of period                             12,146          9,848            N/A            N/A

JNL/MCM Communications Sector
Division(574)

  Accumulation unit value:
    Beginning of period                      $       4.20   $       3.75            N/A            N/A
    End of period                            $       4.12   $       4.20            N/A            N/A
  Accumulation units outstanding
  at the end of period                              3,213          2,093            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(428)

  Accumulation unit value:
    Beginning of period                      $       9.20   $       8.05   $       7.30            N/A
    End of period                            $      12.26   $       9.20   $       8.05            N/A
  Accumulation units outstanding
  at the end of period                             24,811         21,115          6,586            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/AIM Small Cap Growth Division(420)

  Accumulation unit value:
    Beginning of period                      $      11.37   $      10.96   $      10.02            N/A
    End of period                            $      11.98   $      11.37   $      10.96            N/A
  Accumulation units outstanding
  at the end of period                              3,053          2,040             75            N/A

JNL/AIM Large Cap Growth Division(434)

  Accumulation unit value:
    Beginning of period                      $      10.66   $       9.98   $       9.71            N/A
    End of period                            $      11.11   $      10.66   $       9.98            N/A
  Accumulation units outstanding
  at the end of period                              8,040          7,111          2,620            N/A

JNL/AIM Real Estate Division(968)

  Accumulation unit value:
    Beginning of period                      $      11.33            N/A            N/A            N/A
    End of period                            $      11.48            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                              1,002            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division(968)

  Accumulation unit value:
    Beginning of period                      $      11.13            N/A            N/A            N/A
    End of period                            $      11.17            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                              1,529            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                      $       9.22            N/A            N/A            N/A
    End of period                            $      10.38            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                              3,263            N/A            N/A            N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                      $      11.28            N/A            N/A            N/A
    End of period                            $      15.36            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             28,857            N/A            N/A            N/A

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                      $      10.87   $       9.86            N/A            N/A
    End of period                            $      11.68   $      10.87            N/A            N/A
  Accumulation units outstanding
  at the end of period                            135,721         71,600            N/A            N/A

JNL/MCM VIP Division(700)

  Accumulation unit value:
    Beginning of period                      $      11.04   $      10.41            N/A            N/A
    End of period                            $      11.77   $      11.04            N/A            N/A
  Accumulation units outstanding
  at the end of period                              5,687            480            N/A            N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                      $      10.37            N/A            N/A            N/A
    End of period                            $      10.36            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                479            N/A            N/A            N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.92%

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Oil & Gas Sector Division(884)

  Accumulation unit value:
    Beginning of period                      $      20.89            N/A            N/A            N/A
    End of period                            $      21.31            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                444            N/A            N/A            N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM JNL 5 Division(884)

  Accumulation unit value:
    Beginning of period                      $      11.48            N/A            N/A            N/A
    End of period                            $      11.68            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                              1,885            N/A            N/A            N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.945%

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(755)

  Accumulation unit value:
    Beginning of period                      $      21.37            N/A            N/A            N/A
    End of period                            $      22.89            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                608            N/A            N/A            N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(755)

  Accumulation unit value:
    Beginning of period                      $      27.61            N/A            N/A            N/A
    End of period                            $      31.96            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                495            N/A            N/A            N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Small Cap Index Division(756)

  Accumulation unit value:
    Beginning of period                      $      11.83            N/A            N/A            N/A
    End of period                            $      12.74            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                376            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Lazard Mid Cap Value Division(756)

  Accumulation unit value:
    Beginning of period                      $      14.90            N/A            N/A            N/A
    End of period                            $      16.39            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                370            N/A            N/A            N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM DowSM 10 Division(756)

  Accumulation unit value:
    Beginning of period                      $       8.32            N/A            N/A            N/A
    End of period                            $       8.10            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                396            N/A            N/A            N/A

JNL/Putnam Midcap Growth Division(755)

  Accumulation unit value:
    Beginning of period                      $       6.81            N/A            N/A            N/A
    End of period                            $       7.68            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                              1,122            N/A            N/A            N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/FMR Balanced Division(755)

  Accumulation unit value:
    Beginning of period                      $       9.30            N/A            N/A            N/A
    End of period                            $      10.14            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                              3,051            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(755)

  Accumulation unit value:
    Beginning of period                      $      10.20            N/A            N/A            N/A
    End of period                            $      11.83            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                              1,476            N/A            N/A            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Global 15 Division(756)

  Accumulation unit value:
    Beginning of period                      $      10.24            N/A            N/A            N/A
    End of period                            $      11.61            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                429            N/A            N/A            N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Technology Sector Division(755)

  Accumulation unit value:
    Beginning of period                      $       4.91            N/A            N/A            N/A
    End of period                            $       5.24            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                              1,244            N/A            N/A            N/A

JNL/MCM Healthcare Sector Division(755)

  Accumulation unit value:
    Beginning of period                      $       9.67            N/A            N/A            N/A
    End of period                            $      10.37            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                628            N/A            N/A            N/A

JNL/MCM Financial Sector Division(755)

  Accumulation unit value:
    Beginning of period                      $      10.68            N/A            N/A            N/A
    End of period                            $      11.50            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                632            N/A            N/A            N/A

JNL/MCM Oil & Gas Sector Division(755)

  Accumulation unit value:
    Beginning of period                      $      16.51            N/A            N/A            N/A
    End of period                            $      21.28            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                741            N/A            N/A            N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(755)

  Accumulation unit value:
    Beginning of period                      $       9.06            N/A            N/A            N/A
    End of period                            $      12.23            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                              4,458            N/A            N/A            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.955%

                                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                             2005           2004           2003           2002
                                             ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                               N/A            N/A            N/A            N/A
    End of period                                     N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                N/A            N/A            N/A            N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Dow((SM))10 Division(673)

  Accumulation unit value:
    Beginning of period                        $   8.84      $   8.15           N/A        N/A
    End of period                              $   8.10      $   8.84           N/A        N/A
  Accumulation units outstanding
  at the end of period                                -           172           N/A        N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Global 15 Division(673)

  Accumulation unit value:
    Beginning of period                        $  10.85      $   9.59           N/A        N/A
    End of period                              $  11.61      $  10.85           N/A        N/A
  Accumulation units outstanding
  at the end of period                                -           147           N/A        N/A

JNL/MCM 25 Division(673)

  Accumulation unit value:
    Beginning of period                        $  11.03      $  10.16           N/A        N/A
    End of period                              $  10.39      $  11.03           N/A        N/A
  Accumulation units outstanding
  at the end of period                                -           138           N/A        N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM Select Small-Cap Division(673)

  Accumulation unit value:
    Beginning of period                        $  16.96      $  14.74           N/A        N/A
    End of period                              $  17.94      $  16.96           N/A        N/A
  Accumulation units outstanding
  at the end of period                                -            95           N/A        N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM  S&P(R) 10 Division(673)

  Accumulation unit value:
    Beginning of period                        $   9.17      $   8.27           N/A        N/A
    End of period                              $  12.23      $   9.17           N/A        N/A
  Accumulation units outstanding
  at the end of period                                -           170           N/A        N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.96%

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                        $   7.56           N/A           N/A        N/A
    End of period                              $   7.72           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                                -           N/A           N/A        N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                        $  21.75           N/A           N/A        N/A
    End of period                              $  22.83           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                                -           N/A           N/A        N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                        $  17.78           N/A           N/A        N/A
    End of period                              $  19.76           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              211           N/A           N/A        N/A

JNL/Select Balanced Division(733)

  Accumulation unit value:
    Beginning of period                        $  19.81      $  19.69           N/A        N/A
    End of period                              $  20.26      $  19.81           N/A        N/A
  Accumulation units outstanding
  at the end of period                           19,291         1,853           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                        $  16.81           N/A           N/A        N/A
    End of period                              $  17.38           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                            1,635           N/A           N/A        N/A

JNL/Select Money Market Division(699)

  Accumulation unit value:
    Beginning of period                        $  10.53      $  10.55           N/A        N/A
    End of period                              $  10.50      $  10.53           N/A        N/A
  Accumulation units outstanding
  at the end of period                           22,981             -           N/A        N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                        $  13.38           N/A           N/A        N/A
    End of period                              $  13.32           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                            4,925           N/A           N/A        N/A

JNL/Salomon Brothers Strategic
Bond Division(701)

  Accumulation unit value:
    Beginning of period                        $  16.03      $  15.81           N/A        N/A
    End of period                              $  15.97      $  16.03           N/A        N/A
  Accumulation units outstanding
  at the end of period                            5,037         1,546           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                        $  20.53           N/A           N/A        N/A
    End of period                              $  22.85           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                                -           N/A           N/A        N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(736)

  Accumulation unit value:
    Beginning of period                        $  28.80      $  28.81           N/A        N/A
    End of period                              $  31.91      $  28.80           N/A        N/A
  Accumulation units outstanding
  at the end of period                            8,422           583           N/A        N/A

JNL/JPMorgan International Equity
Division(464)

  Accumulation unit value:
    Beginning of period                        $  11.60      $  10.27      $   9.63        N/A
    End of period                              $  12.47      $  11.60      $  10.27        N/A
  Accumulation units outstanding
  at the end of period                           20,709        20,731        10,586        N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                        $  14.03           N/A           N/A        N/A
    End of period                              $  16.48           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                            5,644           N/A           N/A        N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                        $  14.54           N/A           N/A        N/A
    End of period                              $  15.16           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                                -           N/A           N/A        N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                        $  16.37           N/A           N/A        N/A
    End of period                              $  17.12           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                                -           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/S&P Managed Moderate Growth
Division(709)

  Accumulation unit value:
    Beginning of period                        $  11.35      $  10.99           N/A        N/A
    End of period                              $  11.72      $  11.35           N/A        N/A
  Accumulation units outstanding
  at the end of period                          130,307        35,613           N/A        N/A

JNL/S&P Managed Growth Division(568)

  Accumulation unit value:
    Beginning of period                        $  11.62      $  10.73           N/A        N/A
    End of period                              $  12.12      $  11.62           N/A        N/A
  Accumulation units outstanding
  at the end of period                           50,284        20,269           N/A        N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM S&P 500 Index Division(446)

  Accumulation unit value:
    Beginning of period                        $  10.04      $   9.39      $   8.97        N/A
    End of period                              $  10.17      $  10.04      $   9.39        N/A
  Accumulation units outstanding
  at the end of period                           27,547         5,595           695        N/A

JNL/MCM S&P 400 MidCap Index Division(446)

  Accumulation unit value:
    Beginning of period                        $  12.28      $  10.93      $  10.57        N/A
    End of period                              $  13.35      $  12.28      $  10.93        N/A
  Accumulation units outstanding
  at the end of period                           20,335         6,803           589        N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/JPMorgan International Value
Division(568)

  Accumulation unit value:
    Beginning of period                        $   9.41      $   8.13           N/A        N/A
    End of period                              $  10.83      $   9.41           N/A        N/A
  Accumulation units outstanding
  at the end of period                            1,223           529           N/A        N/A

JNL/PIMCO Total Return Bond Division(473)

  Accumulation unit value:
    Beginning of period                        $  12.56      $  12.38      $  12.38        N/A
    End of period                              $  12.48      $  12.56      $  12.38        N/A
  Accumulation units outstanding
  at the end of period                            6,052         2,962            50        N/A

JNL/MCM Small Cap Index Division(446)

  Accumulation unit value:
    Beginning of period                        $  12.59      $  11.04      $  10.71        N/A
    End of period                              $  12.74      $  12.59      $  11.04        N/A
  Accumulation units outstanding
  at the end of period                           15,282         4,486           505        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM International Index Division(446)

  Accumulation unit value:
    Beginning of period                        $  12.99      $  11.19      $  10.22        N/A
    End of period                              $  14.29      $  12.99      $  11.19        N/A
  Accumulation units outstanding
  at the end of period                           17,815         5,342           527        N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                        $  12.57           N/A           N/A        N/A
    End of period                              $  13.36           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                           11,914           N/A           N/A        N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                        $  15.10           N/A           N/A        N/A
    End of period                              $  16.37           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                            1,601           N/A           N/A        N/A

JNL/MCM Bond Index Division(620)

  Accumulation unit value:
    Beginning of period                        $  10.61      $  10.49           N/A        N/A
    End of period                              $  10.49      $  10.61           N/A        N/A
  Accumulation units outstanding
  at the end of period                           15,542         1,059           N/A        N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Salomon Brothers High Yield
Bond Division(701)

  Accumulation unit value:
    Beginning of period                        $  11.75      $  11.67           N/A        N/A
    End of period                              $  11.60      $  11.75           N/A        N/A
  Accumulation units outstanding
  at the end of period                           15,411         2,095           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Dow(SM )10 Division(423)

  Accumulation unit value:
    Beginning of period                        $   8.84      $   8.85      $   7.80        N/A
    End of period                              $   8.10      $   8.84      $   8.85        N/A
  Accumulation units outstanding
  at the end of period                           32,989         7,084         2,047        N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                        $   6.74           N/A           N/A        N/A
    End of period                              $   7.67           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                                -           N/A           N/A        N/A

JNL/T. Rowe Price Value Division(733)

  Accumulation unit value:
    Beginning of period                        $  12.29      $  12.22           N/A        N/A
    End of period                              $  12.67      $  12.29           N/A        N/A
  Accumulation units outstanding
  at the end of period                           24,252         3,412           N/A        N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                        $   9.26           N/A           N/A        N/A
    End of period                              $  10.13           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                            1,568           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Oppenheimer Global Growth
Division(568)

  Accumulation unit value:
    Beginning of period                        $  10.71      $   9.41           N/A        N/A
    End of period                              $  11.82      $  10.71           N/A        N/A
  Accumulation units outstanding
  at the end of period                            6,198           459           N/A        N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                        $   7.54           N/A           N/A        N/A
    End of period                              $   8.21           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              333           N/A           N/A        N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                        $  15.63           N/A           N/A        N/A
    End of period                              $  16.67           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              239           N/A           N/A        N/A

JNL/MCM Global 15 Division(423)

  Accumulation unit value:
    Beginning of period                        $  10.85      $   8.72      $   8.41        N/A
    End of period                              $  11.60      $  10.85      $   8.72        N/A
  Accumulation units outstanding
  at the end of period                           60,259         6,859         1,946        N/A

JNL/MCM 25 Division(423)

  Accumulation unit value:
    Beginning of period                        $  11.02      $   9.32      $   8.11        N/A
    End of period                              $  10.39      $  11.02      $   9.32        N/A
  Accumulation units outstanding
  at the end of period                           31,540         6,349         1,996        N/A

JNL/MCM Consumer Brands Sector
Division(701)

  Accumulation unit value:
    Beginning of period                        $  10.02      $   9.56           N/A        N/A
    End of period                              $   9.49      $  10.02           N/A        N/A
  Accumulation units outstanding
  at the end of period                            1,009         1,023           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM Select Small-Cap Division(423)

  Accumulation unit value:
    Beginning of period                        $  16.96      $  15.51      $  14.22        N/A
    End of period                              $  17.93      $  16.96      $  15.51        N/A
  Accumulation units outstanding
  at the end of period                           18,632         4,966         1,155        N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $   5.05           N/A           N/A        N/A
    End of period                              $   5.24           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                           21,234           N/A           N/A        N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                        $   9.63           N/A           N/A        N/A
    End of period                              $  10.36           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                            1,995           N/A           N/A        N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                        $  11.05           N/A           N/A        N/A
    End of period                              $  11.49           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                                -           N/A           N/A        N/A

JNL/MCM Oil & Gas Sector Division(622)

  Accumulation unit value:
    Beginning of period                        $  16.01      $  14.44           N/A        N/A
    End of period                              $  21.27      $  16.01           N/A        N/A
  Accumulation units outstanding
  at the end of period                            3,753         1,239           N/A        N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM  S&P(R) 10 Division(423)

  Accumulation unit value:
    Beginning of period                        $   9.17      $   8.03      $   7.34        N/A
    End of period                              $  12.22      $   9.17      $   8.03        N/A
  Accumulation units outstanding
  at the end of period                           28,107         6,180         2,191        N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                        $  10.61           N/A           N/A        N/A
    End of period                              $  11.95           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              100           N/A           N/A        N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                        $   9.86           N/A           N/A        N/A
    End of period                              $  11.08           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              110           N/A           N/A        N/A

JNL/AIM Real Estate Division(975)

  Accumulation unit value:
    Beginning of period                        $  11.44           N/A           N/A        N/A
    End of period                              $  11.47           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                            1,450           N/A           N/A        N/A

JNL/Goldman Sachs Mid Cap Value
Division(975)

  Accumulation unit value:
    Beginning of period                        $  11.25           N/A           N/A        N/A
    End of period                              $  11.17           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              738           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Nasdaq 15 Division(724)

  Accumulation unit value:
    Beginning of period                        $  10.79      $  10.83           N/A        N/A
    End of period                              $  10.37      $  10.79           N/A        N/A
  Accumulation units outstanding
  at the end of period                           49,578         8,924           N/A        N/A

JNL/MCM Value Line 25 Division(681)

  Accumulation unit value:
    Beginning of period                        $  11.39      $   9.72           N/A        N/A
    End of period                              $  15.35      $  11.39           N/A        N/A
  Accumulation units outstanding
  at the end of period                           46,138         7,133           N/A        N/A

JNL/MCM JNL 5 Division(736)

  Accumulation unit value:
    Beginning of period                        $  10.87      $  10.86           N/A        N/A
    End of period                              $  11.68      $  10.87           N/A        N/A
  Accumulation units outstanding
  at the end of period                         1 98,802         1,825           N/A        N/A

JNL/MCM VIP Division(681)

  Accumulation unit value:
    Beginning of period                        $  11.04      $   9.86           N/A        N/A
    End of period                              $  11.76      $  11.04           N/A        N/A
  Accumulation units outstanding
  at the end of period                           17,466           158           N/A        N/A

JNL/S&P Managed Moderate Division(719)

  Accumulation unit value:
    Beginning of period                        $  10.47      $  10.34           N/A        N/A
    End of period                              $  10.67      $  10.47           N/A        N/A
  Accumulation units outstanding
  at the end of period                           25,755           648           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/S&P Managed Conservative Division(736)

  Accumulation unit value:
    Beginning of period                        $  10.28      $  10.28           N/A        N/A
    End of period                              $  10.35      $  10.28           N/A        N/A
  Accumulation units outstanding
  at the end of period                           12,634           138           N/A        N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.97%

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Select Balanced Division(829)

  Accumulation unit value:
    Beginning of period                        $  19.12           N/A           N/A        N/A
    End of period                              $  20.23           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              447           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(793)

  Accumulation unit value:
    Beginning of period                          $13.21           N/A           N/A        N/A
    End of period                                $13.32           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                               86           N/A           N/A        N/A

JNL/Salomon Brothers Strategic
Bond Division(763)

  Accumulation unit value:
    Beginning of period                          $16.16           N/A           N/A        N/A
    End of period                                $15.95           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              340           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/T. Rowe Price Established
Growth Division(763)

  Accumulation unit value:
    Beginning of period                          $21.71           N/A           N/A        N/A
    End of period                                $22.83           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              600           N/A           N/A        N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(763)

  Accumulation unit value:
    Beginning of period                          $28.11           N/A           N/A        N/A
    End of period                                $31.87           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              307           N/A           N/A        N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Eagle SmallCap Equity Division(763)

  Accumulation unit value:
    Beginning of period                          $16.85           N/A           N/A        N/A
    End of period                                $17.10           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              516           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/JPMorgan International Value
Division(763)

  Accumulation unit value:
    Beginning of period                          $ 9.25           N/A           N/A        N/A
    End of period                                $10.82           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              342           N/A           N/A        N/A

JNL/PIMCO Total Return Bond Division(763)

  Accumulation unit value:
    Beginning of period                          $12.60           N/A           N/A        N/A
    End of period                                $12.46           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              251           N/A           N/A        N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Lazard Small Cap Value Division(763)

  Accumulation unit value:
    Beginning of period                        $  13.04           N/A           N/A        N/A
    End of period                              $  13.35           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              664           N/A           N/A        N/A

JNL/Lazard Mid Cap Value Division(763)

  Accumulation unit value:
    Beginning of period                        $  15.41           N/A           N/A        N/A
    End of period                              $  16.36           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              561           N/A           N/A        N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Salomon Brothers High Yield
Bond Division(763)

  Accumulation unit value:
    Beginning of period                        $  11.78           N/A           N/A        N/A
    End of period                              $  11.59           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              367           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Dow(SM )10 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/T. Rowe Price Value Division(763)

  Accumulation unit value:
    Beginning of period                        $  12.16           N/A           N/A        N/A
    End of period                              $  12.66           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                            1,065           N/A           N/A        N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Oppenheimer Global Growth
Division(763)

  Accumulation unit value:
    Beginning of period                        $  10.27           N/A           N/A        N/A
    End of period                              $  11.82           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              308           N/A           N/A        N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Global 15 Division(793)

  Accumulation unit value:
    Beginning of period                        $  10.36           N/A           N/A        N/A
    End of period                              $  11.59           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              220           N/A           N/A        N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Oil & Gas Sector Division(763)

  Accumulation unit value:
    Beginning of period                        $  17.23           N/A           N/A        N/A
    End of period                              $  21.25           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              183           N/A           N/A        N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM JNL 5 Division(829)

  Accumulation unit value:
    Beginning of period                        $  10.34           N/A           N/A        N/A
    End of period                              $  11.68           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                            1,653           N/A           N/A        N/A

JNL/MCM VIP Division(829)

  Accumulation unit value:
    Beginning of period                        $  10.40           N/A           N/A        N/A
    End of period                              $  11.76           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                            1,643           N/A           N/A        N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.995%

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM S&P 500 Index Division(786)

  Accumulation unit value:
    Beginning of period                        $   9.96           N/A           N/A        N/A
    End of period                              $  10.16           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                            3,800           N/A           N/A        N/A

JNL/MCM S&P 400 MidCap Index Division(574)

  Accumulation unit value:
    Beginning of period                        $  12.27      $  10.78           N/A        N/A
    End of period                              $  13.34      $  12.27           N/A        N/A
  Accumulation units outstanding
  at the end of period                            3,158             -           N/A        N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Small Cap Index Division(786)

  Accumulation unit value:
    Beginning of period                        $  12.11           N/A           N/A        N/A
    End of period                              $  12.72           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                            3,190           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM International Index Division(786)

  Accumulation unit value:
    Beginning of period                        $  13.22           N/A           N/A        N/A
    End of period                              $  14.27           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                            3,204           N/A           N/A        N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Bond Index Division(786)

  Accumulation unit value:
    Beginning of period                        $  10.47           N/A           N/A        N/A
    End of period                              $  10.48           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                            3,338           N/A           N/A        N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Dow(SM)10 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM JNL 5 Division(776)

  Accumulation unit value:
    Beginning of period                        $  11.07           N/A           N/A        N/A
    End of period                              $  11.67           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                           18,419           N/A           N/A        N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 3.00%

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Select Balanced Division(566)

  Accumulation unit value:
    Beginning of period                        $  19.74      $  18.65           N/A        N/A
    End of period                              $  20.17      $  19.74           N/A        N/A
  Accumulation units outstanding
  at the end of period                            1,599         1,116           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/PPM America High Yield Bond
Division(566)

  Accumulation unit value:
    Beginning of period                             N/A      $  13.54           N/A        N/A
    End of period                                   N/A      $  13.79           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A             -           N/A        N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(566)

  Accumulation unit value:
    Beginning of period                        $  13.36      $  13.10           N/A        N/A
    End of period                              $  13.27      $  13.36           N/A        N/A
  Accumulation units outstanding
  at the end of period                                -             -           N/A        N/A

JNL/Salomon Brothers Strategic
Bond Division(566)

  Accumulation unit value:
    Beginning of period                        $  15.97      $  15.28           N/A        N/A
    End of period                              $  15.90      $  15.97           N/A        N/A
  Accumulation units outstanding
  at the end of period                                -             -           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/T. Rowe Price Established
Growth Division(566)

  Accumulation unit value:
    Beginning of period                        $  22.10      $  21.09           N/A        N/A
    End of period                              $  22.76      $  22.10           N/A        N/A
  Accumulation units outstanding
  at the end of period                                -             -           N/A        N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Eagle Core Equity Division(566)

  Accumulation unit value:
    Beginning of period                        $  15.05      $  14.65           N/A        N/A
    End of period                              $  15.10      $  15.05           N/A        N/A
  Accumulation units outstanding
  at the end of period                                -             -           N/A        N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                        $  11.10           N/A           N/A        N/A
    End of period                              $  11.69           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                            1,420           N/A           N/A        N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                        $   9.86           N/A           N/A        N/A
    End of period                              $  10.16           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              329           N/A           N/A        N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                        $  12.73           N/A           N/A        N/A
    End of period                              $  13.33           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              255           N/A           N/A        N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                        $   9.46           N/A           N/A        N/A
    End of period                              $  10.79           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                            1,498           N/A           N/A        N/A

JNL/PIMCO Total Return Bond Division(566)

  Accumulation unit value:
    Beginning of period                        $  12.52      $  12.26           N/A        N/A
    End of period                              $  12.43      $  12.52           N/A        N/A
  Accumulation units outstanding
  at the end of period                                -             -           N/A        N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                        $  12.34           N/A           N/A        N/A
    End of period                              $  12.72           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              263           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                        $  13.22           N/A           N/A        N/A
    End of period                              $  14.26           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              245           N/A           N/A        N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Lazard Mid Cap Value Division(566)

  Accumulation unit value:
    Beginning of period                        $  15.46      $  13.72           N/A        N/A
    End of period                              $  16.32      $  15.46           N/A        N/A
  Accumulation units outstanding
  at the end of period                                -             -           N/A        N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                        $  10.58           N/A           N/A        N/A
    End of period                              $  10.48           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              307           N/A           N/A        N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/MCM Dow(SM)10 Division

  Accumulation unit value:
    Beginning of period                        $   8.17           N/A           N/A        N/A
    End of period                              $   8.07           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                            3,909           N/A           N/A        N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A           N/A        N/A
    End of period                                   N/A           N/A           N/A        N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A           N/A        N/A

JNL/T. Rowe Price Value Division(566)

  Accumulation unit value:
    Beginning of period                        $  12.27      $  11.27           N/A        N/A
    End of period                              $  12.64      $  12.27           N/A        N/A
  Accumulation units outstanding
  at the end of period                                -             -           N/A        N/A

JNL/FMR Balanced Division(566)

  Accumulation unit value:
    Beginning of period                        $   9.46      $   8.97           N/A        N/A
    End of period                              $  10.11      $   9.46           N/A        N/A
  Accumulation units outstanding
  at the end of period                            3,317         2,332           N/A        N/A

                                                       DECEMBER 31,         DECEMBER 31,         DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                      2005                 2004                 2003           2002
                                                       ------------         ------------         ------------   ------------
JNL/Oppenheimer Global Growth
Division(579)

  Accumulation unit value:
    Beginning of period                                $     10.69          $      9.03                  N/A         N/A
    End of period                                      $     11.80          $     10.69                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                           -                    -                  N/A         N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                $     11.37                  N/A                  N/A         N/A
    End of period                                      $     11.57                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       2,820                  N/A                  N/A         N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                $     10.58                  N/A                  N/A         N/A
    End of period                                      $     10.36                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       3,038                  N/A                  N/A         N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

                                                       DECEMBER 31,         DECEMBER 31,         DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                      2005                 2004                 2003           2002
                                                       ------------         ------------         ------------   ------------
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                $     17.56                  N/A                  N/A         N/A
    End of period                                      $     17.88                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       1,839                  N/A                  N/A         N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                $      5.23                  N/A                  N/A         N/A
    End of period                                      $      5.23                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       1,547                  N/A                  N/A         N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                $     18.98                  N/A                  N/A         N/A
    End of period                                      $     21.20                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       1,914                  N/A                  N/A         N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

                                                       DECEMBER 31,         DECEMBER 31,         DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                      2005                 2004                 2003           2002
                                                       ------------         ------------         ------------   ------------
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                $     11.10                  N/A                  N/A         N/A
    End of period                                      $     12.19                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       2,897                  N/A                  N/A         N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/AIM Large Cap Growth Division(566)

  Accumulation unit value:
    Beginning of period                                $     10.63          $     10.31                  N/A         N/A
    End of period                                      $     11.06          $     10.63                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                           -                    -                  N/A         N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                                $     10.73                  N/A                  N/A         N/A
    End of period                                      $     11.47                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       1,410                  N/A                  N/A         N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

                                                       DECEMBER 31,         DECEMBER 31,         DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                      2005                 2004                 2003           2002
                                                       ------------         ------------         ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                $     10.54                  N/A                  N/A         N/A
    End of period                                      $     11.67                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       8,351                  N/A                  N/A         N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                $     10.31                  N/A                  N/A         N/A
    End of period                                      $     10.66                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       1,529                  N/A                  N/A         N/A

                                                       DECEMBER 31,         DECEMBER 31,         DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                      2005                 2004                 2003           2002
                                                       ------------         ------------         ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                $     10.21                  N/A                  N/A         N/A
    End of period                                      $     10.34                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       1,545                  N/A                  N/A         N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 3.01%

                                                       DECEMBER 31,         DECEMBER 31,         DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                      2005                 2004                 2003           2002
                                                       ------------         ------------         ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(650)

  Accumulation unit value:
    Beginning of period                                $      7.60          $      6.95                  N/A         N/A
    End of period                                      $      7.69          $      7.60                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         989                1,019                  N/A         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                $     16.30                  N/A                  N/A         N/A
    End of period                                      $     18.53                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                           -                  N/A                  N/A         N/A

JNL/Select Large Cap Growth Division(585)

  Accumulation unit value:
    Beginning of period                                $     22.36          $     21.14                  N/A         N/A
    End of period                                      $     22.71          $     22.36                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         257                  257                  N/A         N/A

JNL/Select Global Growth Division(583)

  Accumulation unit value:
    Beginning of period                                $     19.87          $     17.50                  N/A         N/A
    End of period                                      $     19.65          $     19.87                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         238                  254                  N/A         N/A

JNL/Select Balanced Division(610)

  Accumulation unit value:
    Beginning of period                                $     19.72          $     18.52                  N/A         N/A
    End of period                                      $     20.15          $     19.72                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       5,618                  168                  N/A         N/A

                                                       DECEMBER 31,         DECEMBER 31,         DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                      2005                 2004                 2003           2002
                                                       ------------         ------------         ------------   ------------
JNL/Putnam Equity Division(631)

  Accumulation unit value:
    Beginning of period                                $     17.29          $     15.43                  N/A         N/A
    End of period                                      $     18.25          $     17.29                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       1,279                1,292                  N/A         N/A

JNL/Putnam Value Equity Division(610)

  Accumulation unit value:
    Beginning of period                                $     16.98          $     15.98                  N/A         N/A
    End of period                                      $     17.28          $     16.98                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         932                  849                  N/A         N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/PPM America High Yield Bond
Division(663)

  Accumulation unit value:
    Beginning of period                                        N/A          $     13.75                  N/A         N/A
    End of period                                              N/A          $     13.78                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                    -                  N/A         N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(585)

  Accumulation unit value:
    Beginning of period                                $     13.34          $     12.91                  N/A         N/A
    End of period                                      $     13.25          $     13.34                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         319                  243                  N/A         N/A

JNL/Salomon Brothers Strategic
Bond Division(585)

  Accumulation unit value:
    Beginning of period                                $     15.95          $     14.98                  N/A         N/A
    End of period                                      $     15.89          $     15.95                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       1,593                  955                  N/A         N/A

                                                       DECEMBER 31,         DECEMBER 31,         DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                      2005                 2004                 2003           2002
                                                       ------------         ------------         ------------   ------------
JNL/T. Rowe Price Established
Growth Division(606)

  Accumulation unit value:
    Beginning of period                                $     22.08          $     20.85                  N/A         N/A
    End of period                                      $     22.73          $     22.08                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       3,227                2,712                  N/A         N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(606)

  Accumulation unit value:
    Beginning of period                                $     28.66          $     26.23                  N/A         N/A
    End of period                                      $     31.74          $     28.66                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       1,497                1,338                  N/A         N/A

JNL/JPMorgan International Equity
Division(607)

  Accumulation unit value:
    Beginning of period                                $     11.54          $     10.26                  N/A         N/A
    End of period                                      $     12.40          $     11.54                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       1,273                1,317                  N/A         N/A

JNL/Alger Growth Division(606)

  Accumulation unit value:
    Beginning of period                                $     15.04          $     14.74                  N/A         N/A
    End of period                                      $     16.40          $     15.04                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       3,604                3,634                  N/A         N/A

JNL/Eagle Core Equity Division(612)

  Accumulation unit value:
    Beginning of period                                $     15.04          $     13.96                  N/A         N/A
    End of period                                      $     15.09          $     15.04                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         958                  789                  N/A         N/A

JNL/Eagle SmallCap Equity Division(585)

  Accumulation unit value:
    Beginning of period                                $     17.13          $     14.96                  N/A         N/A
    End of period                                      $     17.04          $     17.13                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         684                  724                  N/A         N/A

                                                       DECEMBER 31,         DECEMBER 31,         DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                      2005                 2004                 2003           2002
                                                       ------------         ------------         ------------   ------------
JNL/S&P Managed Moderate Growth
Division(598)

  Accumulation unit value:
    Beginning of period                                $     11.31          $     10.53                  N/A         N/A
    End of period                                      $     11.68          $     11.31                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                      18,873                9,020                  N/A         N/A

JNL/S&P Managed Growth Division(583)

  Accumulation unit value:
    Beginning of period                                $     11.58          $     10.44                  N/A         N/A
    End of period                                      $     12.08          $     11.58                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                      43,474               41,589                  N/A         N/A

JNL/S&P Managed Aggressive Growth
Division(603)

  Accumulation unit value:
    Beginning of period                                $     11.38          $     10.48                  N/A         N/A
    End of period                                      $     11.98          $     11.38                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                      10,171                7,171                  N/A         N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/S&P Equity Growth Division I(619)

  Accumulation unit value:
    Beginning of period                                        N/A          $      9.29                  N/A         N/A
    End of period                                              N/A          $      9.44                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                    -                  N/A         N/A

JNL/S&P Equity Aggressive Growth
Division I(657)

  Accumulation unit value:
    Beginning of period                                        N/A          $      9.44                  N/A         N/A
    End of period                                              N/A          $      9.69                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                    -                  N/A         N/A

                                                       DECEMBER 31,         DECEMBER 31,         DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                      2005                 2004                 2003           2002
                                                       ------------         ------------         ------------   ------------
JNL/MCM S&P 500 Index Division(598)

  Accumulation unit value:
    Beginning of period                                $     10.02          $      9.41                  N/A         N/A
    End of period                                      $     10.15          $     10.02                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                      38,178               17,882                  N/A         N/A

JNL/MCM S&P 400 MidCap Index Division(616)

  Accumulation unit value:
    Beginning of period                                $     12.26          $     10.97                  N/A         N/A
    End of period                                      $     13.33          $     12.26                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                      17,430               16,873                  N/A         N/A

JNL/Alliance Capital Growth Division(657)

  Accumulation unit value:
    Beginning of period                                $      8.89          $      8.11                  N/A         N/A
    End of period                                      $      8.05          $      8.89                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                           -                  275                  N/A         N/A

JNL/JPMorgan International Value
Division(585)

  Accumulation unit value:
    Beginning of period                                $      9.37          $      7.86                  N/A         N/A
    End of period                                      $     10.79          $      9.37                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       5,729                2,666                  N/A         N/A

JNL/PIMCO Total Return Bond Division(585)

  Accumulation unit value:
    Beginning of period                                $     12.51          $     12.09                  N/A         N/A
    End of period                                      $     12.42          $     12.51                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                      18,410               12,110                  N/A         N/A

JNL/MCM Small Cap Index Division(616)

  Accumulation unit value:
    Beginning of period                                $     12.57          $     10.98                  N/A         N/A
    End of period                                      $     12.71          $     12.57                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                      14,309               11,653                  N/A         N/A

                                                       DECEMBER 31,         DECEMBER 31,         DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                      2005                 2004                 2003           2002
                                                       ------------         ------------         ------------   ------------
JNL/MCM International Index Division(631)

  Accumulation unit value:
    Beginning of period                                $     12.97          $     11.12                  N/A         N/A
    End of period                                      $     14.26          $     12.97                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                      14,615                9,963                  N/A         N/A

JNL/Lazard Small Cap Value Division(585)

  Accumulation unit value:
    Beginning of period                                $     13.11          $     11.48                  N/A         N/A
    End of period                                      $     13.31          $     13.11                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       5,733                4,094                  N/A         N/A

JNL/Lazard Mid Cap Value Division(585)

  Accumulation unit value:
    Beginning of period                                $     15.45          $     13.19                  N/A         N/A
    End of period                                      $     16.31          $     15.45                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                      10,080                6,606                  N/A         N/A

JNL/MCM Bond Index Division(669)

  Accumulation unit value:

    Beginning of period                                $     10.60          $     10.63                  N/A         N/A
    End of period                                      $     10.47          $     10.60                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                      15,709               12,854                  N/A         N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                                $     11.72          $     11.43                  N/A         N/A
    End of period                                      $     11.56          $     11.72                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       3,017                3,663                  N/A         N/A

                                                       DECEMBER 31,         DECEMBER 31,         DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                      2005                 2004                 2003           2002
                                                       ------------         ------------         ------------   ------------
JNL/S&P Core Index 50 Division(654)

  Accumulation unit value:
    Beginning of period                                        N/A          $      9.55                  N/A         N/A
    End of period                                              N/A          $      9.75                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                    -                  N/A         N/A

JNL/S&P Core Index 75 Division(603)

  Accumulation unit value:
    Beginning of period                                        N/A          $      9.89                  N/A         N/A
    End of period                                              N/A          $      9.93                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                    -                  N/A         N/A

JNL/MCM Dow(SM )10 Division(586)

  Accumulation unit value:
    Beginning of period                                $      8.82          $      8.25                  N/A         N/A
    End of period                                      $      8.07          $      8.82                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                      37,329               23,059                  N/A         N/A

JNL/Putnam Midcap Growth Division(583)

  Accumulation unit value:
    Beginning of period                                $      7.03          $      6.04                  N/A         N/A
    End of period                                      $      7.65          $      7.03                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       9,554                9,952                  N/A         N/A

JNL/T. Rowe Price Value Division(616)

  Accumulation unit value:
    Beginning of period                                $     12.26          $     11.14                  N/A         N/A
    End of period                                      $     12.63          $     12.26                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       2,919                2,822                  N/A         N/A

JNL/FMR Balanced Division(598)

  Accumulation unit value:
    Beginning of period                                $      9.46          $      8.72                  N/A         N/A
    End of period                                      $     10.10          $      9.46                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       7,916                7,017                  N/A         N/A

                                                       DECEMBER 31,         DECEMBER 31,         DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                      2005                 2004                 2003           2002
                                                       ------------         ------------         ------------   ------------
JNL/Oppenheimer Global Growth
Division(606)

  Accumulation unit value:
    Beginning of period                                $     10.69          $      9.43                  N/A         N/A
    End of period                                      $     11.80          $     10.69                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       4,892                3,463                  N/A         N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/Select Value Division(671)

  Accumulation unit value:
    Beginning of period                                $     15.85          $     14.72                  N/A         N/A
    End of period                                      $     16.63          $     15.85                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       2,275                   14                  N/A         N/A

JNL/MCM Global 15 Division(586)

  Accumulation unit value:
    Beginning of period                                $     10.82          $      8.68                  N/A         N/A
    End of period                                      $     11.57          $     10.82                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                      32,786               18,359                  N/A         N/A

JNL/MCM 25 Division(586)

  Accumulation unit value:
    Beginning of period                                $     10.99          $      9.40                  N/A         N/A
    End of period                                      $     10.36          $     10.99                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                      31,877               19,404                  N/A         N/A

JNL/MCM Consumer Brands Sector

Division(663)

  Accumulation unit value:
    Beginning of period                                $      9.99          $      8.99                  N/A         N/A
    End of period                                      $      9.46          $      9.99                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       7,199                7,862                  N/A         N/A

                                                       DECEMBER 31,         DECEMBER 31,         DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                      2005                 2004                 2003           2002
                                                       ------------         ------------         ------------   ------------
JNL/MCM Select Small-Cap Division(586)

  Accumulation unit value:
    Beginning of period                                $     16.91          $     14.59                  N/A         N/A
    End of period                                      $     17.87          $     16.91                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                      21,101               14,487                  N/A         N/A

JNL/MCM Technology Sector Division(606)

  Accumulation unit value:
    Beginning of period                                $      5.26          $      5.17                  N/A         N/A
    End of period                                      $      5.22          $      5.26                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       7,579                7,878                  N/A         N/A

JNL/MCM Healthcare Sector Division(606)

  Accumulation unit value:
    Beginning of period                                $      9.89          $      9.99                  N/A         N/A
    End of period                                      $     10.33          $      9.89                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       7,294                6,941                  N/A         N/A

JNL/MCM Financial Sector Division(631)

  Accumulation unit value:
    Beginning of period                                $     11.13          $     10.04                  N/A         N/A
    End of period                                      $     11.46          $     11.13                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       7,316                8,517                  N/A         N/A

JNL/MCM Oil & Gas Sector Division(626)

  Accumulation unit value:
    Beginning of period                                $     15.97          $     13.92                  N/A         N/A
    End of period                                      $     21.20          $     15.97                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       3,578                1,990                  N/A         N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

                                                       DECEMBER 31,         DECEMBER 31,         DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                      2005                 2004                 2003           2002
                                                       ------------         ------------         ------------   ------------
JNL/MCM  S&P(R) 10 Division(586)

  Accumulation unit value:
    Beginning of period                                $      9.15          $      7.79                  N/A         N/A
    End of period                                      $     12.18          $      9.15                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                      42,513               20,531                  N/A         N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/AIM Small Cap Growth Division(583)

  Accumulation unit value:
    Beginning of period                                $     11.34          $     10.32                  N/A         N/A
    End of period                                      $     11.93          $     11.34                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       5,192                5,152                  N/A         N/A

JNL/AIM Large Cap Growth Division(606)

  Accumulation unit value:
    Beginning of period                                $     10.63          $     10.29                  N/A         N/A
    End of period                                      $     11.06          $     10.63                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       7,329                7,376                  N/A         N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

                                                       DECEMBER 31,         DECEMBER 31,         DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                      2005                 2004                 2003           2002
                                                       ------------         ------------         ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/MCM Nasdaq 15 Division(706)

  Accumulation unit value:
    Beginning of period                                $     10.79          $     10.43                  N/A         N/A
    End of period                                      $     10.37          $     10.79                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       1,677                1,568                  N/A         N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                $     11.50                  N/A                  N/A         N/A
    End of period                                      $     15.34                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                      20,119                  N/A                  N/A         N/A

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                                $     10.87          $     10.72                  N/A         N/A
    End of period                                      $     11.67          $     10.87                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                     160,387                3,364                  N/A         N/A

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                                $     11.04          $     10.10                  N/A         N/A
    End of period                                      $     11.76          $     11.04                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                     109,037               14,552                  N/A         N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                $     10.46                  N/A                  N/A         N/A
    End of period                                      $     10.66                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       7,074                  N/A                  N/A         N/A

                                                       DECEMBER 31,         DECEMBER 31,         DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                      2005                 2004                 2003           2002
                                                       ------------         ------------         ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                $     10.25                  N/A                  N/A         N/A
    End of period                                      $     10.34                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       2,047                  N/A                  N/A         N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 3.045%

                                                       DECEMBER 31,         DECEMBER 31,         DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                      2005                 2004                 2003           2002
                                                       ------------         ------------         ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/Select Balanced Division(558)

  Accumulation unit value:
    Beginning of period                                $     19.65          $     18.41                  N/A         N/A
    End of period                                      $     20.07          $     19.65                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         767                  586                  N/A         N/A

                                                       DECEMBER 31,         DECEMBER 31,         DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                      2005                 2004                 2003           2002
                                                       ------------         ------------         ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/PPM America High Yield Bond
Division(575)

  Accumulation unit value:
    Beginning of period                                        N/A          $     13.10                  N/A         N/A
    End of period                                              N/A          $     13.74                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                    -                  N/A         N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/Salomon Brothers Strategic
Bond Division(575)

  Accumulation unit value:
    Beginning of period                                $     15.90          $     14.84                  N/A         N/A
    End of period                                      $     15.83          $     15.90                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                           -                    -                  N/A         N/A

                                                       DECEMBER 31,         DECEMBER 31,         DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                      2005                 2004                 2003           2002
                                                       ------------         ------------         ------------   ------------
JNL/T. Rowe Price Established
Growth Division(560)

  Accumulation unit value:
    Beginning of period                                $     22.01          $     21.07                  N/A         N/A
    End of period                                      $     22.65          $     22.01                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                           -                  649                  N/A         N/A

JNL/T. Rowe Price Mid-Cap Growth

Division(558)

  Accumulation unit value:
    Beginning of period                                $     28.57          $     25.66                  N/A         N/A
    End of period                                      $     31.62          $     28.57                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         550                  951                  N/A         N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

                                                       DECEMBER 31,         DECEMBER 31,         DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                      2005                 2004                 2003           2002
                                                       ------------         ------------         ------------   ------------
JNL/S&P Managed Moderate Growth
Division(558)

  Accumulation unit value:
    Beginning of period                                $     11.28          $     10.68                  N/A         N/A
    End of period                                      $     11.65          $     11.28                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       1,345                1,026                  N/A         N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

                                                       DECEMBER 31,         DECEMBER 31,         DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                      2005                 2004                 2003           2002
                                                       ------------         ------------         ------------   ------------
JNL/MCM S&P 500 Index Division(522)

  Accumulation unit value:
    Beginning of period                                $     10.01          $      9.57                  N/A         N/A
    End of period                                      $     10.14          $     10.01                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       2,486                2,486                  N/A         N/A

JNL/MCM S&P 400 MidCap Index Division(522)

  Accumulation unit value:
    Beginning of period                                $     12.25          $     11.14                  N/A         N/A
    End of period                                      $     13.31          $     12.25                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       2,073                2,073                  N/A         N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/PIMCO Total Return Bond Division(575)

  Accumulation unit value:
    Beginning of period                                $     12.48          $     12.04                  N/A         N/A
    End of period                                      $     12.39          $     12.48                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                           -                    -                  N/A         N/A

JNL/MCM Small Cap Index Division(522)

  Accumulation unit value:
    Beginning of period                                $     12.56          $     11.27                  N/A         N/A
    End of period                                      $     12.70          $     12.56                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       2,050                2,050                  N/A         N/A

                                                       DECEMBER 31,         DECEMBER 31,         DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                      2005                 2004                 2003           2002
                                                       ------------         ------------         ------------   ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

                                                       DECEMBER 31,         DECEMBER 31,         DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                      2005                 2004                 2003           2002
                                                       ------------         ------------         ------------   ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/MCM Dow(SM )10 Division(451)

  Accumulation unit value:
    Beginning of period                                $      8.80          $      8.82          $      7.91         N/A
    End of period                                      $      8.05          $      8.80          $      8.82         N/A
  Accumulation units outstanding
  at the end of period                                       1,398                1,223                1,127         N/A

JNL/Putnam Midcap Growth Division(558)

  Accumulation unit value:
    Beginning of period                                $      7.02          $      6.37                  N/A         N/A
    End of period                                      $      7.63          $      7.02                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       1,123                2,068                  N/A         N/A

JNL/T. Rowe Price Value Division(558)

  Accumulation unit value:
    Beginning of period                                $     12.24          $     11.09                  N/A         N/A
    End of period                                      $     12.61          $     12.24                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                       1,264                  972                  N/A         N/A

JNL/FMR Balanced Division(560)

  Accumulation unit value:
    Beginning of period                                $      9.44          $      8.93                  N/A         N/A
    End of period                                      $     10.08          $      9.44                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                           -                3,249                  N/A         N/A

                                                       DECEMBER 31,         DECEMBER 31,         DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                      2005                 2004                 2003           2002
                                                       ------------         ------------         ------------   ------------
JNL/Oppenheimer Global Growth
Division(561)

  Accumulation unit value:
    Beginning of period                                $     10.67          $      9.64                  N/A         N/A
    End of period                                      $     11.78          $     10.67                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                           -                1,576                  N/A         N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/MCM Global 15 Division(451)

  Accumulation unit value:
    Beginning of period                                $     10.80          $      8.69          $      8.41         N/A
    End of period                                      $     11.54          $     10.80          $      8.69         N/A
  Accumulation units outstanding
  at the end of period                                       1,006                1,003                1,060         N/A

JNL/MCM 25 Division(451)

  Accumulation unit value:
    Beginning of period                                $     10.97          $      9.28          $      8.32         N/A
    End of period                                      $     10.33          $     10.97          $      9.28         N/A
  Accumulation units outstanding
  at the end of period                                       1,096                  978                1,071         N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

                                                       DECEMBER 31,         DECEMBER 31,         DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                      2005                 2004                 2003           2002
                                                       ------------         ------------         ------------   ------------
JNL/MCM Select Small-Cap Division(451)

  Accumulation unit value:
    Beginning of period                                $     16.88          $     15.46          $     15.13         N/A
    End of period                                      $     17.83          $     16.88          $     15.46         N/A
  Accumulation units outstanding
  at the end of period                                         653                  649                  589         N/A

JNL/MCM Technology Sector Division(560)

  Accumulation unit value:
    Beginning of period                                $      5.25          $      5.18                  N/A         N/A
    End of period                                      $      5.21          $      5.25                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                           -                1,320                  N/A         N/A

JNL/MCM Healthcare Sector Division(560)

  Accumulation unit value:
    Beginning of period                                $      9.87          $     10.26                  N/A         N/A
    End of period                                      $     10.31          $      9.87                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                           -                  666                  N/A         N/A

JNL/MCM Financial Sector Division(560)

  Accumulation unit value:
    Beginning of period                                $     11.11          $     10.18                  N/A         N/A
    End of period                                      $     11.43          $     11.11                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                           -                  671                  N/A         N/A

JNL/MCM Oil & Gas Sector Division(560)

  Accumulation unit value:
    Beginning of period                                $     15.94          $     13.55                  N/A         N/A
    End of period                                      $     21.15          $     15.94                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                           -                  504                  N/A         N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

                                                       DECEMBER 31,         DECEMBER 31,         DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                      2005                 2004                 2003           2002
                                                       ------------         ------------         ------------   ------------
JNL/MCM  S&P(R) 10 Division(451)

  Accumulation unit value:
    Beginning of period                                $      9.13          $      8.00          $      7.34         N/A
    End of period                                      $     12.16          $      9.13          $      8.00         N/A
  Accumulation units outstanding
  at the end of period                                         958                5,955                1,214         N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/AIM Small Cap Growth Division(558)

  Accumulation unit value:
    Beginning of period                                $     11.32          $     11.08                  N/A         N/A
    End of period                                      $     11.91          $     11.32                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         681                  521                  N/A         N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

                                                       DECEMBER 31,         DECEMBER 31,         DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                      2005                 2004                 2003           2002
                                                       ------------         ------------         ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                $     11.21                  N/A                  N/A         N/A
    End of period                                      $     11.75                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         673                  N/A                  N/A         N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                $     10.50                  N/A                  N/A         N/A
    End of period                                      $     10.66                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                      12,047                  N/A                  N/A         N/A

                                                       DECEMBER 31,         DECEMBER 31,         DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                      2005                 2004                 2003           2002
                                                       ------------         ------------         ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 3.05%

                                                       DECEMBER 31,         DECEMBER 31,         DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                      2005                 2004                 2003           2002
                                                       ------------         ------------         ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                $     17.49                  N/A                  N/A         N/A
    End of period                                      $     18.45                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                           -                  N/A                  N/A         N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                        N/A                  N/A                  N/A         N/A
    End of period                                              N/A                  N/A                  N/A         N/A
  Accumulation units outstanding
  at the end of period                                         N/A                  N/A                  N/A         N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $      10.39          N/A              N/A              N/A
    End of period                          $      10.40          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                -          N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $      13.35          N/A              N/A              N/A
    End of period                          $      13.20          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                -          N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                    $      20.14              N/A          N/A              N/A
    End of period                          $      22.64              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                                -              N/A          N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                    $      26.45              N/A          N/A              N/A
    End of period                          $      31.60              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                                -              N/A          N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                    $      11.06              N/A          N/A              N/A
    End of period                          $      12.35              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                                -              N/A          N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                    $      11.04              N/A          N/A              N/A
    End of period                          $      11.64              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                            9,041              N/A          N/A              N/A

JNL/S&P Managed Growth Division(737)

  Accumulation unit value:
    Beginning of period                    $      11.55     $      11.55          N/A              N/A
    End of period                          $      12.04     $      11.55          N/A              N/A
  Accumulation units outstanding
  at the end of period                           20,743           11,706          N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(565)

  Accumulation unit value:
    Beginning of period                    $      10.01     $       9.50          N/A              N/A
    End of period                          $      10.14     $      10.01          N/A              N/A
  Accumulation units outstanding
  at the end of period                                -                -          N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(565)

  Accumulation unit value:
    Beginning of period                    $      12.25     $      11.37          N/A              N/A
    End of period                          $      13.31     $      12.25          N/A              N/A
  Accumulation units outstanding
  at the end of period                              549                -          N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                    $       9.00              N/A          N/A              N/A
    End of period                          $      10.75              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                                -              N/A          N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

JNL/MCM Small Cap Index Division(565)

  Accumulation unit value:
    Beginning of period                    $      12.55     $      11.57          N/A              N/A
    End of period                          $      12.69     $      12.55          N/A              N/A
  Accumulation units outstanding
  at the end of period                              565                -          N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index Division(565)

  Accumulation unit value:
    Beginning of period                    $      12.95     $      11.54         N/A              N/A
    End of period                          $      14.24     $      12.95         N/A              N/A
  Accumulation units outstanding
  at the end of period                            1,064                -         N/A              N/A

JNL/Lazard Small Cap Value Division(616)

  Accumulation unit value:
    Beginning of period                    $      13.07     $      11.72         N/A              N/A
    End of period                          $      13.27     $      13.07         N/A              N/A
  Accumulation units outstanding
  at the end of period                                -                -         N/A              N/A

JNL/Lazard Mid Cap Value Division(616)

  Accumulation unit value:
    Beginning of period                    $      15.40     $      13.55         N/A              N/A
    End of period                          $      16.26     $      15.40         N/A              N/A
  Accumulation units outstanding
  at the end of period                                -                -         N/A              N/A

JNL/MCM Bond Index Division(565)

  Accumulation unit value:
    Beginning of period                    $      10.58     $      10.45         N/A              N/A
    End of period                          $      10.46     $      10.58         N/A              N/A
  Accumulation units outstanding
  at the end of period                                -                -         N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A         N/A              N/A
    End of period                                   N/A              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A         N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A         N/A              N/A
    End of period                                   N/A              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A         N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

JNL/MCM Dow(SM)10 Division

  Accumulation unit value:
    Beginning of period                    $       8.66              N/A          N/A              N/A
    End of period                          $       8.05              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              336              N/A          N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                    $      11.66              N/A          N/A              N/A
    End of period                          $      12.60              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                                -              N/A          N/A              N/A

JNL/FMR Balanced Division(616)

  Accumulation unit value:
    Beginning of period                    $       9.44     $       8.78          N/A              N/A
    End of period                          $      10.08     $       9.44          N/A              N/A
  Accumulation units outstanding
  at the end of period                                -                -          N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth
Division(616)

  Accumulation unit value:
    Beginning of period                    $      10.67     $       9.21          N/A              N/A
    End of period                          $      11.77     $      10.67          N/A              N/A
  Accumulation units outstanding
  at the end of period                                -                -          N/A              N/A

JNL/Oppenheimer Growth Division(616)

  Accumulation unit value:
    Beginning of period                    $       7.72     $       7.35          N/A              N/A
    End of period                          $       8.18     $       7.72          N/A              N/A
  Accumulation units outstanding
  at the end of period                                -                -          N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                    $      10.59              N/A          N/A              N/A
    End of period                          $      11.53              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              266              N/A          N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                    $      11.14              N/A          N/A              N/A
    End of period                          $      10.33              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              263              N/A          N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                    $      17.26          N/A              N/A              N/A
    End of period                          $      17.82          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              168          N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                    $      19.25          N/A              N/A              N/A
    End of period                          $      21.14          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                -          N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                    $      10.06          N/A              N/A              N/A
    End of period                          $      12.15          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              277          N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                             N/A         N/A              N/A              N/A
    End of period                                   N/A         N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A         N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                             N/A         N/A              N/A              N/A
    End of period                                   N/A         N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A         N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                    $      12.97         N/A              N/A              N/A
    End of period                          $      15.33         N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                -         N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                    $      10.56         N/A              N/A              N/A
    End of period                          $      11.66         N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                -         N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                             N/A         N/A              N/A              N/A
    End of period                                   N/A         N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A         N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $      10.49         N/A              N/A              N/A
    End of period                          $      10.66         N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                -         N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.36             N/A              N/A              N/A
    End of period                             $10.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            -              N/A              N/A              N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 3.06%

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
(MCM) Enhanced S&P 500 Stock Index
Division(583)

  Accumulation unit value:
    Beginning of period                    $       7.58     $       6.86          N/A              N/A
    End of period                          $       7.67     $       7.58          N/A              N/A
  Accumulation units outstanding
  at the end of period                            2,588                -          N/A              N/A

JNL/FMR Capital Growth Division(684)

  Accumulation unit value:
    Beginning of period                    $      17.90     $      15.58          N/A              N/A
    End of period                          $      18.43     $      17.90          N/A              N/A
  Accumulation units outstanding
  at the end of period                            2,246              288          N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                    $      20.40              N/A          N/A              N/A
    End of period                          $      22.59              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                               30              N/A          N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

JNL/Select Balanced Division(699)

  Accumulation unit value:
    Beginning of period                    $      19.62     $      19.07          N/A              N/A
    End of period                          $      20.04     $      19.62          N/A              N/A
  Accumulation units outstanding
  at the end of period                            3,923              369          N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division(690)

  Accumulation unit value:
    Beginning of period                    $      17.21     $      15.23          N/A              N/A
    End of period                          $      18.15     $      17.21          N/A              N/A
  Accumulation units outstanding
  at the end of period                            1,583              986          N/A              N/A

JNL/Putnam Value Equity Division(699)

  Accumulation unit value:
    Beginning of period                    $      16.90     $      16.37          N/A              N/A
    End of period                          $      17.19     $      16.90          N/A              N/A
  Accumulation units outstanding
  at the end of period                            3,099              429          N/A              N/A

JNL/Select Money Market Division(707)

  Accumulation unit value:
    Beginning of period                    $      10.43     $      10.44          N/A              N/A
    End of period                          $      10.39     $      10.43          N/A              N/A
  Accumulation units outstanding
  at the end of period                           37,614            4,541          N/A              N/A

JNL/PPM America High Yield Bond
Division(521)

  Accumulation unit value:
    Beginning of period                             N/A     $      13.45          N/A              N/A
    End of period                                   N/A     $      13.72          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A                -          N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(717)

  Accumulation unit value:
    Beginning of period                    $      13.28     $      13.15          N/A              N/A
    End of period                          $      13.18     $      13.28          N/A              N/A
  Accumulation units outstanding
  at the end of period                            7,362              538          N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                    $      15.85              N/A          N/A              N/A
    End of period                          $      15.80              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                            2,570              N/A          N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division(684)

  Accumulation unit value:
    Beginning of period                    $      21.98     $      19.78          N/A              N/A
    End of period                          $      22.61     $      21.98          N/A              N/A
  Accumulation units outstanding
  at the end of period                           12,493            7,721          N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(521)

  Accumulation unit value:
    Beginning of period                    $      28.53     $      25.22          N/A              N/A
    End of period                          $      31.57     $      28.53          N/A              N/A
  Accumulation units outstanding
  at the end of period                            5,718            3,447          N/A              N/A

JNL/JPMorgan International Equity
Division(687)

  Accumulation unit value:
    Beginning of period                    $      11.49     $      10.19          N/A              N/A
    End of period                          $      12.33     $      11.49          N/A              N/A
  Accumulation units outstanding
  at the end of period                           15,932            9,306          N/A              N/A

JNL/Alger Growth Division(684)

  Accumulation unit value:
    Beginning of period                    $      14.98     $      13.55          N/A              N/A
    End of period                          $      16.31     $      14.98          N/A              N/A
  Accumulation units outstanding
  at the end of period                            3,666              511          N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                    $      14.85              N/A          N/A              N/A
    End of period                          $      15.02              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                                -              N/A          N/A              N/A

JNL/Eagle SmallCap Equity Division(583)

  Accumulation unit value:
    Beginning of period                    $      17.05     $      14.59          N/A              N/A
    End of period                          $      16.96     $      17.05          N/A              N/A
  Accumulation units outstanding
  at the end of period                            1,720                -          N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division(560)

  Accumulation unit value:
    Beginning of period                    $      11.27     $      10.72          N/A              N/A
    End of period                          $      11.63     $      11.27          N/A              N/A
  Accumulation units outstanding
  at the end of period                           29,857            7,500          N/A              N/A

JNL/S&P Managed Growth Division(487)

  Accumulation unit value:
    Beginning of period                    $      11.55     $      10.67          N/A              N/A
    End of period                          $      12.03     $      11.55          N/A              N/A
  Accumulation units outstanding
  at the end of period                           41,897           39,349          N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                    $      11.49              N/A          N/A              N/A
    End of period                          $      11.93              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                            1,071              N/A          N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

JNL/S&P Equity Growth Division I(616)

  Accumulation unit value:
    Beginning of period                             N/A     $       9.32          N/A              N/A
    End of period                                   N/A     $       9.41          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A                -          N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(560)

  Accumulation unit value:
    Beginning of period                    $      10.01     $       9.51          N/A              N/A
    End of period                          $      10.13     $      10.01          N/A              N/A
  Accumulation units outstanding
  at the end of period                           26,357            2,294          N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(560)

  Accumulation unit value:
    Beginning of period                    $      12.25     $      11.32          N/A              N/A
    End of period                          $      13.30     $      12.25          N/A              N/A
  Accumulation units outstanding
  at the end of period                           12,373            1,778          N/A              N/A

JNL/Alliance Capital Growth Division(690)

  Accumulation unit value:
    Beginning of period                    $       8.86     $       7.98          N/A              N/A
    End of period                          $       8.02     $       8.86          N/A              N/A
  Accumulation units outstanding
  at the end of period                                -            1,914          N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                    $       9.42              N/A          N/A              N/A
    End of period                          $      10.74              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                            6,897              N/A          N/A              N/A

JNL/PIMCO Total Return Bond Division(521)

  Accumulation unit value:
    Beginning of period                    $      12.47     $      12.41          N/A              N/A
    End of period                          $      12.37     $      12.47          N/A              N/A
  Accumulation units outstanding
  at the end of period                           23,190           10,232          N/A              N/A

JNL/MCM Small Cap Index Division(560)

  Accumulation unit value:
    Beginning of period                    $      12.55     $      11.52          N/A              N/A
    End of period                          $      12.69     $      12.55          N/A              N/A
  Accumulation units outstanding
  at the end of period                           11,658            1,131          N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index Division(560)

  Accumulation unit value:
    Beginning of period                    $      12.95     $      11.51          N/A              N/A
    End of period                          $      14.23     $      12.95          N/A              N/A
  Accumulation units outstanding
  at the end of period                           17,258            1,395          N/A              N/A

JNL/Lazard Small Cap Value Division(687)

  Accumulation unit value:
    Beginning of period                    $      13.06     $      11.53          N/A              N/A
    End of period                          $      13.26     $      13.06          N/A              N/A
  Accumulation units outstanding
  at the end of period                            3,959            2,401          N/A              N/A

JNL/Lazard Mid Cap Value Division(583)

  Accumulation unit value:
    Beginning of period                    $      15.39     $      12.97          N/A              N/A
    End of period                          $      16.25     $      15.39          N/A              N/A
  Accumulation units outstanding
  at the end of period                            7,684            2,500          N/A              N/A

JNL/MCM Bond Index Division(560)

  Accumulation unit value:
    Beginning of period                    $      10.58     $      10.48          N/A              N/A
    End of period                          $      10.45     $      10.58          N/A              N/A
  Accumulation units outstanding
  at the end of period                            5,390              490          N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $      11.68     $      11.40          N/A              N/A
    End of period                          $      11.52     $      11.68          N/A              N/A
  Accumulation units outstanding
  at the end of period                            6,992            3,007          N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A          N/A
    End of period                                   N/A              N/A              N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A          N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A          N/A
    End of period                                   N/A              N/A              N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A          N/A

JNL/MCM Dow(SM)10 Division(461)

  Accumulation unit value:
    Beginning of period                    $       8.79     $       8.81     $       7.95          N/A
    End of period                          $       8.04     $       8.79     $       8.81          N/A
  Accumulation units outstanding
  at the end of period                           94,573           30,149              592          N/A

JNL/Putnam Midcap Growth Division(687)

  Accumulation unit value:
    Beginning of period                    $       7.01     $       6.17              N/A          N/A
    End of period                          $       7.63     $       7.01              N/A          N/A
  Accumulation units outstanding
  at the end of period                           21,623            2,736              N/A          N/A

JNL/T. Rowe Price Value Division(678)

  Accumulation unit value:
    Beginning of period                    $      12.23     $      11.32              N/A          N/A
    End of period                          $      12.59     $      12.23              N/A          N/A
  Accumulation units outstanding
  at the end of period                           40,488           22,953              N/A          N/A

JNL/FMR Balanced Division(684)

  Accumulation unit value:
    Beginning of period                    $       9.43     $       8.77              N/A          N/A
    End of period                          $      10.07     $       9.43              N/A          N/A
  Accumulation units outstanding
  at the end of period                           12,109            4,093              N/A          N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth
Division(521)

  Accumulation unit value:
    Beginning of period                    $      10.67     $       9.62              N/A          N/A
    End of period                          $      11.77     $      10.67              N/A          N/A
  Accumulation units outstanding
  at the end of period                            6,140            5,793              N/A          N/A

JNL/Oppenheimer Growth Division(521)

  Accumulation unit value:
    Beginning of period                    $       7.72     $       7.73              N/A          N/A
    End of period                          $       8.17     $       7.72              N/A          N/A
  Accumulation units outstanding
  at the end of period                           20,838           18,828              N/A          N/A

JNL/Select Value Division(583)

  Accumulation unit value:
    Beginning of period                    $      15.84     $      14.02              N/A          N/A
    End of period                          $      16.62     $      15.84              N/A          N/A
  Accumulation units outstanding
  at the end of period                            2,876              583              N/A          N/A

JNL/MCM Global 15 Division(461)

  Accumulation unit value:
    Beginning of period                    $      10.79     $       8.68     $       8.13          N/A
    End of period                          $      11.53     $      10.79     $       8.68          N/A
  Accumulation units outstanding
  at the end of period                           70,484           17,885              573          N/A

JNL/MCM 25 Division(461)

  Accumulation unit value:
    Beginning of period                    $      10.96     $       9.27     $       8.37          N/A
    End of period                          $      10.32     $      10.96     $       9.27          N/A
  Accumulation units outstanding
  at the end of period                           68,439           17,519              565          N/A

JNL/MCM Consumer Brands Sector
Division(684)

  Accumulation unit value:
    Beginning of period                    $       9.97     $       8.88              N/A          N/A
    End of period                          $       9.43     $       9.97              N/A          N/A
  Accumulation units outstanding
  at the end of period                            1,590              996              N/A          N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division(461)

  Accumulation unit value:
    Beginning of period                    $      16.86     $      15.44     $      15.53          N/A
    End of period                          $      17.82     $      16.86     $      15.44          N/A
  Accumulation units outstanding
  at the end of period                           43,902           13,597              313          N/A

JNL/MCM Technology Sector Division(684)

  Accumulation unit value:
    Beginning of period                    $       5.24     $       4.68              N/A          N/A
    End of period                          $       5.21     $       5.24              N/A          N/A
  Accumulation units outstanding
  at the end of period                           18,127            5,749              N/A          N/A

JNL/MCM Healthcare Sector Division(684)

  Accumulation unit value:
    Beginning of period                    $       9.86     $       9.06              N/A          N/A
    End of period                          $      10.30     $       9.86              N/A          N/A
  Accumulation units outstanding
  at the end of period                           12,807            3,476              N/A          N/A

JNL/MCM Financial Sector Division(708)

  Accumulation unit value:
    Beginning of period                    $      11.09     $      10.71              N/A          N/A
    End of period                          $      11.42     $      11.09              N/A          N/A
  Accumulation units outstanding
  at the end of period                              999              408              N/A          N/A

JNL/MCM Oil & Gas Sector Division(708)

  Accumulation unit value:
    Beginning of period                    $      15.92     $      15.67              N/A          N/A
    End of period                          $      21.12     $      15.92              N/A          N/A
  Accumulation units outstanding
  at the end of period                           20,785              442              N/A          N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                    $       3.91              N/A              N/A          N/A
    End of period                          $       4.08              N/A              N/A          N/A
  Accumulation units outstanding
  at the end of period                            1,218              N/A              N/A          N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division(461)

  Accumulation unit value:
    Beginning of period                    $       9.12     $       7.99     $       7.48          N/A
    End of period                          $      12.14     $       9.12     $       7.99          N/A
  Accumulation units outstanding
  at the end of period                           72,327           20,989              630          N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A              N/A          N/A
    End of period                                   N/A              N/A              N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A              N/A          N/A

JNL/AIM Small Cap Growth Division(699)

  Accumulation unit value:
    Beginning of period                    $      11.32     $      10.71              N/A          N/A
    End of period                          $      11.90     $      11.32              N/A          N/A
  Accumulation units outstanding
  at the end of period                            8,492              646              N/A          N/A

JNL/AIM Large Cap Growth Division(684)

  Accumulation unit value:
    Beginning of period                    $      10.61     $       9.73              N/A          N/A
    End of period                          $      11.04     $      10.61              N/A          N/A
  Accumulation units outstanding
  at the end of period                           13,083            3,076              N/A          N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $      10.72              N/A              N/A          N/A
    End of period                          $      11.46              N/A              N/A          N/A
  Accumulation units outstanding
  at the end of period                           13,415              N/A              N/A          N/A

JNL/Goldman Sachs Mid Cap Value
Division(858)

  Accumulation unit value:
    Beginning of period                    $      10.61              N/A              N/A          N/A
    End of period                          $      11.16              N/A              N/A          N/A
  Accumulation units outstanding
  at the end of period                            2,529              N/A              N/A          N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division(897)

  Accumulation unit value:
    Beginning of period                    $      10.69              N/A          N/A              N/A
    End of period                          $      10.81              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              396              N/A          N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                    $       9.95              N/A          N/A              N/A
    End of period                          $      10.36              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                            3,330              N/A          N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                    $      11.99              N/A          N/A              N/A
    End of period                          $      15.33              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                           40,963              N/A          N/A              N/A

JNL/MCM JNL 5 Division(735)

  Accumulation unit value:
    Beginning of period                    $      10.87     $      10.88          N/A              N/A
    End of period                          $      11.66     $      10.87          N/A              N/A
  Accumulation units outstanding
  at the end of period                          331,412              956          N/A              N/A

JNL/MCM VIP Division(714)

  Accumulation unit value:
    Beginning of period                    $      11.04     $      10.61          N/A              N/A
    End of period                          $      11.75     $      11.04          N/A              N/A
  Accumulation units outstanding
  at the end of period                            8,339              672          N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $      10.25              N/A          N/A              N/A
    End of period                          $      10.66              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              773              N/A          N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 3.07%

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management (MCM)
Enhanced S&P 500 Stock Index
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(563)

  Accumulation unit value:
    Beginning of period                    $      10.01     $       9.54         N/A              N/A
    End of period                          $      10.13     $      10.01         N/A              N/A
  Accumulation units outstanding
  at the end of period                            7,875            5,982         N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(563)

  Accumulation unit value:
    Beginning of period                    $      12.24     $      11.45         N/A              N/A
    End of period                          $      13.30     $      12.24         N/A              N/A
  Accumulation units outstanding
  at the end of period                            2,391            1,831         N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A         N/A              N/A
    End of period                                   N/A              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A         N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A         N/A              N/A
    End of period                                   N/A              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A         N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A         N/A              N/A
    End of period                                   N/A              N/A         N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A         N/A              N/A

JNL/MCM Small Cap Index Division(563)

  Accumulation unit value:
    Beginning of period                    $      12.55     $      11.64         N/A              N/A
    End of period                          $      12.68     $      12.55         N/A              N/A
  Accumulation units outstanding
  at the end of period                            1,786            1,363         N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/MCM Dow(SM)10 Division

  Accumulation unit value:
    Beginning of period                    $       8.12          N/A              N/A              N/A
    End of period                          $       8.03          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                -          N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth
Division(563)

  Accumulation unit value:
    Beginning of period                    $      10.66     $       9.73          N/A              N/A
    End of period                          $      11.76     $      10.66          N/A              N/A
  Accumulation units outstanding
  at the end of period                            1,407            1,080          N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                    $      11.33              N/A          N/A              N/A
    End of period                          $      11.52              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                                -              N/A          N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                    $      10.50              N/A          N/A              N/A
    End of period                          $      10.31              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                                -              N/A          N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                    $      17.40          N/A              N/A              N/A
    End of period                          $      17.80          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                -          N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                    $      21.29          N/A              N/A              N/A
    End of period                          $      21.11          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                -          N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                       $11.10             N/A              N/A              N/A
    End of period                             $12.13             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             -             N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 3.095%

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                       $19.55             N/A              N/A              N/A
    End of period                             $19.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             -             N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                       $13.10             N/A              N/A              N/A
    End of period                             $13.13             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                       $15.71             N/A              N/A              N/A
    End of period                             $15.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             -             N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                       $27.85             N/A              N/A              N/A
    End of period                             $31.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             -             N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                       $16.49             N/A              N/A              N/A
    End of period                             $16.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             -             N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       $11.13             N/A              N/A              N/A
    End of period                             $11.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,974             N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                       $12.30             N/A              N/A              N/A
    End of period                             $13.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             -             N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                       $12.31             N/A              N/A              N/A
    End of period                             $12.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             -             N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                       $12.00             N/A              N/A              N/A
    End of period                             $12.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             -             N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                       $13.18             N/A              N/A              N/A
    End of period                             $14.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             -             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                       $15.23             N/A              N/A              N/A
    End of period                             $16.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             -             N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                       $10.43             N/A              N/A              N/A
    End of period                             $10.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             -             N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                       $11.65             N/A              N/A              N/A
    End of period                             $11.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             -             N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/MCM Dow(SM)10 Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                       $12.23             N/A              N/A              N/A
    End of period                             $12.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             -             N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                       $16.01             N/A              N/A              N/A
    End of period                             $16.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             -             N/A              N/A              N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                       $10.45             N/A              N/A              N/A
    End of period                             $11.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             -             N/A              N/A              N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                       $10.93             N/A              N/A              N/A
    End of period                             $10.29             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             -             N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                       $ 9.60             N/A              N/A              N/A
    End of period                             $ 9.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             -             N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $10.36             N/A              N/A              N/A
    End of period                             $11.02             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             -             N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                    $      11.54              N/A          N/A              N/A
    End of period                          $      15.32              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                           12,654              N/A          N/A              N/A

JNL/MCM JNL 5 Division(720)

  Accumulation unit value:
    Beginning of period                    $      10.87     $      10.45          N/A              N/A
    End of period                          $      11.66     $      10.87          N/A              N/A
  Accumulation units outstanding
  at the end of period                           98,868            9,758          N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $      10.39              N/A          N/A              N/A
    End of period                          $      10.65              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                            2,456              N/A          N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.24             N/A              N/A              N/A
    End of period                             $10.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                             -             N/A              N/A              N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 3.11%

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                    $       7.47              N/A          N/A              N/A
    End of period                          $       7.64              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                                -              N/A          N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

JNL/Select Large Cap Growth Division(678)

  Accumulation unit value:
    Beginning of period                    $      22.15     $      20.45          N/A              N/A
    End of period                          $      22.47     $      22.15          N/A              N/A
  Accumulation units outstanding
  at the end of period                              254              254          N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                    $      18.57              N/A          N/A              N/A
    End of period                          $      19.45              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                                -              N/A          N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                    $      19.99              N/A          N/A              N/A
    End of period                          $      19.93              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                                -              N/A          N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

JNL/PPM America High Yield Bond
Division(635)

  Accumulation unit value:
    Beginning of period                             N/A     $      13.40          N/A              N/A
    End of period                                   N/A     $      13.65          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A                -          N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $      13.31              N/A          N/A              N/A
    End of period                          $      13.11              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              968              N/A          N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                    $      15.85              N/A          N/A              N/A
    End of period                          $      15.72              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              430              N/A          N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                    $      21.18              N/A          N/A              N/A
    End of period                          $      22.49              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              330              N/A          N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(635)

  Accumulation unit value:
    Beginning of period                    $      28.39     $      23.33          N/A              N/A
    End of period                          $      31.40     $      28.39          N/A              N/A
  Accumulation units outstanding
  at the end of period                            1,003              939          N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                    $      11.18              N/A          N/A              N/A
    End of period                          $      12.27              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                                -              N/A          N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

JNL/Eagle SmallCap Equity Division(705)

  Accumulation unit value:
    Beginning of period                    $      16.98     $      16.10          N/A              N/A
    End of period                          $      16.88     $      16.98          N/A              N/A
  Accumulation units outstanding
  at the end of period                              319              112          N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                    $      11.10          N/A              N/A              N/A
    End of period                          $      11.59          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                            9,639          N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                    $      11.07          N/A              N/A              N/A
    End of period                          $      11.98          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                -          N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                    $      10.65          N/A              N/A              N/A
    End of period                          $      11.88          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                                -          N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A          N/A              N/A              N/A
    End of period                                   N/A          N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A          N/A              N/A              N/A

                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
INVESTMENT DIVISIONS                           2005             2004             2003             2002
                                           ------------     ------------     ------------     ------------
JNL/MCM S&P 500 Index Division(680)

  Accumulation unit value:
    Beginning of period                    $       9.99     $       9.32          N/A              N/A
    End of period                          $      10.11     $       9.99          N/A              N/A
  Accumulation units outstanding
  at the end of period                                -            4,166          N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(680)

  Accumulation unit value:
    Beginning of period                    $      12.23     $      11.02          N/A              N/A
    End of period                          $      13.27     $      12.23          N/A              N/A
  Accumulation units outstanding
  at the end of period                              153            1,000          N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A              N/A          N/A              N/A
    End of period                                   N/A              N/A          N/A              N/A
  Accumulation units outstanding
  at the end of period                              N/A              N/A          N/A              N/A

JNL/JPMorgan International Value
Division(705)

  Accumulation unit value:
    Beginning of period                    $       9.31     $       8.78          N/A              N/A
    End of period                          $      10.70     $       9.31          N/A              N/A
  Accumulation units outstanding
  at the end of period                              230              206          N/A              N/A

JNL/PIMCO Total Return Bond Division(635)

  Accumulation unit value:
    Beginning of period                    $      12.43     $      12.32          N/A              N/A
    End of period                          $      12.32     $      12.43          N/A              N/A
  Accumulation units outstanding
  at the end of period                            1,779            1,162          N/A              N/A

JNL/MCM Small Cap Index Division(680)

  Accumulation unit value:
    Beginning of period                    $      12.53     $      11.18          N/A              N/A
    End of period                          $      12.66     $      12.53          N/A              N/A
  Accumulation units outstanding
  at the end of period                                -              556          N/A              N/A

                                                          DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
INVESTMENT DIVISIONS                                          2005                2004                2003                2002
                                                          ------------        ------------        ------------        ------------
JNL/MCM International Index Division680

  Accumulation unit value:
    Beginning of period                                   $      12.93        $      11.59                 N/A                 N/A
    End of period                                         $      14.20        $      12.93                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             146                 818                 N/A                 N/A

JNL/Lazard Small Cap Value Division(678)

  Accumulation unit value:
    Beginning of period                                   $      13.02        $      11.86                 N/A                 N/A
    End of period                                         $      13.21        $      13.02                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             706                 438                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(678)

  Accumulation unit value:
    Beginning of period                                   $      15.34        $      13.86                 N/A                 N/A
    End of period                                         $      16.18        $      15.34                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             976                 751                 N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                   $      10.52                 N/A                 N/A                 N/A
    End of period                                         $      10.43                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                              23                 N/A                 N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
                                                                   N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                                   $      11.64        $      11.36                 N/A                 N/A
    End of period                                         $      11.47        $      11.64                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                           1,165               1,089                 N/A                 N/A

                                                          DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
INVESTMENT DIVISIONS                                          2005                2004                2003                2002
                                                          ------------        ------------        ------------        ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/MCM DowSM 10 Division(680)

  Accumulation unit value:
    Beginning of period                                   $       8.77        $       8.17                 N/A                 N/A
    End of period                                         $       8.02        $       8.77                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                              -                1,902                 N/A                 N/A
    Beginning of period
JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                   $       6.62                 N/A                 N/A                 N/A
    End of period                                         $       7.60                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                               -                 N/A                 N/A                 N/A

JNL/T. Rowe Price Value Division(705)

  Accumulation unit value:
    Beginning of period                                   $      12.20        $      11.74                 N/A                 N/A
    End of period                                         $      12.56        $      12.20                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             739                 154                 N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                   $      9.84                  N/A                 N/A                 N/A
    End of period                                         $      10.04                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                               -                 N/A                 N/A                 N/A

                                                          DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
         INVESTMENT DIVISIONS                                2005                2004                2003                2002
-------------------------------------------               ------------        ------------        ------------        ------------
JNL/Oppenheimer Global Growth
Division(705)

  Accumulation unit value:
    Beginning of period                                   $      10.65        $      10.01                 N/A                 N/A
    End of period                                         $      11.74        $      10.65                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             202                 181                 N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/MCM Global 15 Division(635)

  Accumulation unit value:
    Beginning of period                                   $      10.76        $       8.78                 N/A                 N/A
    End of period                                         $      11.49        $      10.76                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                           5,637               2,192                 N/A                 N/A

JNL/MCM 25 Division(635)

  Accumulation unit value:
    Beginning of period                                   $      10.93        $       9.41                 N/A                 N/A
    End of period                                         $      10.29        $      10.93                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                           1,955               3,061                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

                                                          DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
         INVESTMENT DIVISIONS                                2005                2004                2003                2002
-------------------------------------------               ------------        ------------        ------------        ------------
JNL/MCM Select Small-Cap Division635

  Accumulation unit value:
    Beginning of period                                   $      16.82        $      13.03                 N/A                 N/A
    End of period                                         $      17.76        $      16.82                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                           1,170               1,221                 N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                   $       5.03                 N/A                 N/A                 N/A
    End of period                                         $       5.19                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                               -                 N/A                 N/A                 N/A

JNL/MCM Healthcare Sector Division705

  Accumulation unit value:
    Beginning of period                                          $9.83        $       9.43                 N/A                 N/A
    End of period                                         $      10.26        $       9.83                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             286                 288                 N/A                 N/A

JNL/MCM Financial Sector Division678

  Accumulation unit value:
    Beginning of period                                   $      11.07        $      10.38                 N/A                 N/A
    End of period                                         $      11.39        $      11.07                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                           1,045                 752                 N/A                 N/A

JNL/MCM Oil & Gas Sector Division678

  Accumulation unit value:
    Beginning of period                                   $      15.88        $      15.75                 N/A                 N/A
    End of period                                         $      21.06        $      15.88                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             707                 508                 N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

                                                          DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
         INVESTMENT DIVISIONS                                2005                2004                2003                2002
-------------------------------------------               ------------        ------------        ------------        ------------
JNL/MCM  S&P 10 Division680

  Accumulation unit value:
    Beginning of period                                   $       9.10        $       8.25                 N/A                 N/A
    End of period                                         $      12.10        $       9.10                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                               -               1,882                 N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/AIM Real Estate Division859

  Accumulation unit value:
    Beginning of period                                   $      10.68                 N/A                 N/A                 N/A
    End of period                                         $      11.46                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             257                 N/A                 N/A                 N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

                                                          DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
         INVESTMENT DIVISIONS                                2005                2004                2003                2002
-------------------------------------------               ------------        ------------        ------------        ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                   $       9.21                 N/A                 N/A                 N/A
    End of period                                         $      10.35                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                               -                 N/A                 N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                   $      12.22                 N/A                 N/A                 N/A
    End of period                                         $      15.32                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                          12,701                 N/A                 N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                   $      10.55                 N/A                 N/A                 N/A
    End of period                                         $      11.65                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                           6,678                 N/A                 N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                   $      11.44                 N/A                 N/A                 N/A
    End of period                                         $      11.74                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                               -                 N/A                 N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                   $      10.16                 N/A                 N/A                 N/A
    End of period                                         $      10.65                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                               -                 N/A                 N/A                 N/A

                                                          DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
         INVESTMENT DIVISIONS                                2005                2004                2003                2002
-------------------------------------------               ------------        ------------        ------------        ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                   $      10.28                 N/A                 N/A                 N/A
    End of period                                         $      10.33                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                               -                 N/A                 N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 3.12%

                                                          DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
         INVESTMENT DIVISIONS                                2005                2004                2003                2002
-------------------------------------------               ------------        ------------        ------------        ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

                                                          DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
INVESTMENT DIVISIONS                                         2005                2004                2003                2002
                                                          ------------        ------------        ------------        ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(958)

  Accumulation unit value:
    Beginning of period                                   $      13.05                 N/A                 N/A                 N/A
    End of period                                         $      13.10                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                           3,808                 N/A                 N/A                 N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

                                                          DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
INVESTMENT DIVISIONS                                          2005                2004                2003                2002
                                                          ------------        ------------        ------------        ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

                                                          DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
INVESTMENT DIVISIONS                                          2005                2004                2003                2002
                                                          ------------        ------------        ------------        ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

                                                          DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
INVESTMENT DIVISIONS                                          2005                2004                2003                2002
                                                          ------------        ------------        ------------        ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/PIMCO Total Return Bond Division(958)

  Accumulation unit value:
    Beginning of period                                   $      12.31                 N/A                 N/A                 N/A
    End of period                                         $      12.31                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                           4,039                 N/A                 N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

                                                          DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
         INVESTMENT DIVISIONS                                2005                2004                2003                2002
-------------------------------------------               ------------        ------------        ------------        ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Salomon Brothers High Yield
Bond Division(958)

  Accumulation unit value:
    Beginning of period                                   $      11.36                 N/A                 N/A                 N/A
    End of period                                         $      11.46                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                           2,188                 N/A                 N/A                 N/A

                                                          DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
INVESTMENT DIVISIONS                                          2005                2004                2003                2002
                                                          ------------        ------------        ------------        ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

                                                          DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
INVESTMENT DIVISIONS                                          2005                2004                2003                2002
                                                          ------------        ------------        ------------        ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

                                                          DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
INVESTMENT DIVISIONS                                          2005                2004                2003                2002
                                                          ------------        ------------        ------------        ------------
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

                                                          December 31,        December 31,        December 31,        December 31,
         Investment Divisions                                2005                2004                2003                2002
-------------------------------------------               ------------        ------------        ------------        ------------
JNL/MCM  S&P 10 Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

                                                          December 31,        December 31,        December 31,        December 31,
         Investment Divisions                                2005                2004                2003                2002
-------------------------------------------               ------------        ------------        ------------        ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/MCM JNL 5 Division(958)

  Accumulation unit value:
    Beginning of period                                   $      11.65                 N/A                 N/A                 N/A
    End of period                                         $      11.65                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                          12,803                 N/A                 N/A                 N/A

JNL/MCM VIP Division(958)

  Accumulation unit value:
    Beginning of period                                   $      11.75                 N/A                 N/A                 N/A
    End of period                                         $      11.74                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                          12,698                 N/A                 N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

                                                          December 31,        December 31,        December 31,        December 31,
         Investment Divisions                                2005                2004                2003                2002
-------------------------------------------               ------------        ------------        ------------        ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A
Accumulation Unit Values
Contract with Endorsements - 3.145%

                                                          December 31,        December 31,        December 31,        December 31,
         Investment Divisions                                2005                2004                2003                2002
-------------------------------------------               ------------        ------------        ------------        ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Select Global Growth Division(673)

  Accumulation unit value:
    Beginning of period                                   $      19.62        $      17.69                 N/A                 N/A
    End of period                                         $      19.37        $      19.62                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             214                 259                 N/A                 N/A

JNL/Select Balanced Division(558)

  Accumulation unit value:
    Beginning of period                                   $      19.46        $      18.25                 N/A                 N/A
    End of period                                         $      19.86        $      19.46                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                               -                   -                 N/A                 N/A

                                                          December 31,        December 31,        December 31,        December 31,
         Investment Divisions                                2005                2004                2003                2002
-------------------------------------------               ------------        ------------        ------------        ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Putnam Value Equity Division(673)

  Accumulation unit value:
    Beginning of period                                   $      16.76        $      15.51                 N/A                 N/A
    End of period                                         $      17.04        $      16.76                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             487                 592                 N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

                                                          December 31,        December 31,        December 31,        December 31,
         Investment Divisions                                2005                2004                2003                2002
-------------------------------------------               ------------        ------------        ------------        ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(558)

  Accumulation unit value:
    Beginning of period                                   $      28.29        $      25.43                 N/A                 N/A
    End of period                                         $      31.29        $      28.29                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                               -                   -                 N/A                 N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Eagle Core Equity Division(673)

  Accumulation unit value:
    Beginning of period                                   $      14.87        $      13.45                 N/A                 N/A
    End of period                                         $      14.90        $      14.87                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             562                 682                 N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

                                                          December 31,        December 31,        December 31,        December 31,
         Investment Divisions                                2005                2004                2003                2002
-------------------------------------------               ------------        ------------        ------------        ------------
JNL/S&P Managed Moderate Growth
Division(558)

  Accumulation unit value:
    Beginning of period                                   $      11.21        $      10.61                 N/A                 N/A
    End of period                                         $      11.56        $      11.21                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             723                 878                 N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

                                                          December 31,        December 31,        December 31,        December 31,
         Investment Divisions                                2005                2004                2003                2002
-------------------------------------------               ------------        ------------        ------------        ------------
JNL/MCM S&P 500 Index Division(558)

  Accumulation unit value:
    Beginning of period                                   $       9.98        $       9.44                 N/A                 N/A
    End of period                                         $      10.10        $       9.98                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                               -                   -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                                   $      10.67                 N/A                 N/A                 N/A
    End of period                                         $      10.67                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             893                 N/A                 N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                   $      12.55                 N/A                 N/A                 N/A
    End of period                                         $      12.29                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                               -                 N/A                 N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

                                                          December 31,        December 31,        December 31,        December 31,
         Investment Divisions                                2005                2004                2003                2002
-------------------------------------------               ------------        ------------        ------------        ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Lazard Mid Cap Value Division(558)

  Accumulation unit value:
    Beginning of period                                   $      15.30        $      13.49                 N/A                 N/A
    End of period                                         $      16.14        $      15.30                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             276                 336                 N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                                   $      11.41                 N/A                 N/A                 N/A
    End of period                                         $      11.44                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                               -                 N/A                 N/A                 N/A

                                                          December 31,        December 31,        December 31,        December 31,
         Investment Divisions                                2005                2004                2003                2002
-------------------------------------------               ------------        ------------        ------------        ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/T. Rowe Price Value Division(558)

  Accumulation unit value:
    Beginning of period                                   $      12.19        $      11.04                 N/A                 N/A
    End of period                                         $      12.53        $      12.19                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                               -                   -                 N/A                 N/A

JNL/FMR Balanced Division(558)

  Accumulation unit value:
    Beginning of period                                   $       9.40        $       8.86                 N/A                 N/A
    End of period                                         $      10.03        $       9.40                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                               -                   -                 N/A                 N/A

                                                          December 31,        December 31,        December 31,        December 31,
         Investment Divisions                                2005                2004                2003                2002
-------------------------------------------               ------------        ------------        ------------        ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

                                                          December 31,        December 31,        December 31,        December 31,
         Investment Divisions                                2005                2004                2003                2002
-------------------------------------------               ------------        ------------        ------------        ------------
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                   $       5.18                 N/A                 N/A                 N/A
    End of period                                         $       5.18                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             920                 N/A                 N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                   $      19.83                 N/A                 N/A                 N/A
    End of period                                         $      21.01                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                           1,138                 N/A                 N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                            N/A                 N/A                 N/A                 N/A
    End of period                                                  N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                             N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005          2004            2003          2002
                                                   ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/AIM Small Cap Growth Division(673)

  Accumulation unit value:
    Beginning of period                            $      11.29   $      10.04            N/A            N/A
    End of period                                  $      11.86   $      11.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      752            914            N/A            N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                            $      11.21            N/A            N/A            N/A
    End of period                                  $      11.46            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      831            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                            $      13.79            N/A            N/A            N/A
    End of period                                  $      15.31            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        -            N/A            N/A            N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                            $      10.36            N/A            N/A            N/A
    End of period                                  $      11.65            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   12,307            N/A            N/A            N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 3.15%

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                            $      18.31            N/A            N/A            N/A
    End of period                                  $      18.27            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        7            N/A            N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                            $      17.47            N/A            N/A            N/A
    End of period                                  $      17.99            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        8            N/A            N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                            $      10.28            N/A            N/A            N/A
    End of period                                  $      10.28            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       22            N/A            N/A            N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                            $      13.18            N/A            N/A            N/A
    End of period                                  $      13.06            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,851            N/A            N/A            N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                            $      15.80            N/A            N/A            N/A
    End of period                                  $      15.64            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       21            N/A            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                            $      21.45            N/A            N/A            N/A
    End of period                                  $      22.40            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      936            N/A            N/A            N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                            $      28.10            N/A            N/A            N/A
    End of period                                  $      31.27            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      659            N/A            N/A            N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                            $      11.70            N/A            N/A            N/A
    End of period                                  $      12.22            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       11            N/A            N/A            N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                            $      14.79            N/A            N/A            N/A
    End of period                                  $      14.89            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,543            N/A            N/A            N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                            $      16.91            N/A            N/A            N/A
    End of period                                  $      16.82            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      735            N/A            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004          2003            2002
                                                   ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(580)

  Accumulation unit value:
    Beginning of period                            $      11.20   $      10.21            N/A            N/A
    End of period                                  $      11.55   $      11.20            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        -              -            N/A            N/A

JNL/S&P Managed Growth Division(728)

  Accumulation unit value:
    Beginning of period                            $      11.47   $      11.30            N/A            N/A
    End of period                                  $      11.95   $      11.47            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,380         14,160            N/A            N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                            $       9.58            N/A            N/A            N/A
    End of period                                  $      10.67            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,973            N/A            N/A            N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                            $      12.36            N/A            N/A            N/A
    End of period                                  $      12.29            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,056            N/A            N/A            N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                            $      13.16            N/A            N/A            N/A
    End of period                                  $      13.17            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      926            N/A            N/A            N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                            $      15.41            N/A            N/A            N/A
    End of period                                  $      16.13            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,093            N/A            N/A            N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                            $      11.57            N/A            N/A            N/A
    End of period                                  $      11.44            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       12            N/A            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/MCM Dow(SM )10 Division(728)

  Accumulation unit value:
    Beginning of period                            $       8.74   $       8.59            N/A            N/A
    End of period                                  $       7.99   $       8.74            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        -          2,329            N/A            N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                            $      12.35            N/A            N/A            N/A
    End of period                                  $      12.53            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,663            N/A            N/A            N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                            $      10.55            N/A            N/A            N/A
    End of period                                  $      11.72            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,205            N/A            N/A            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                            $      16.39            N/A            N/A            N/A
    End of period                                  $      16.56            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      317            N/A            N/A            N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                            $       5.17            N/A            N/A            N/A
    End of period                                  $       5.17            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      540            N/A            N/A            N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                            $      19.99            N/A            N/A            N/A
    End of period                                  $      21.00            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      668            N/A            N/A            N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                            $      10.61            N/A            N/A            N/A
    End of period                                  $      10.99            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       49            N/A            N/A            N/A

JNL/AIM Real Estate Division(868)

  Accumulation unit value:
    Beginning of period                            $      11.23            N/A            N/A            N/A
    End of period                                  $      11.45            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      504            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004          2003            2002
                                                   ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division(911)

  Accumulation unit value:
    Beginning of period                            $      10.82            N/A            N/A            N/A
    End of period                                  $      10.81            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                       13            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division(728)

  Accumulation unit value:
    Beginning of period                            $      10.79   $      10.58            N/A            N/A
    End of period                                  $      10.35   $      10.79            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        -            945            N/A            N/A

JNL/MCM Value Line 25 Division(728)

  Accumulation unit value:
    Beginning of period                            $      11.38   $      11.23            N/A            N/A
    End of period                                  $      15.31   $      11.38            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        -            891            N/A            N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                            $      10.60            N/A            N/A            N/A
    End of period                                  $      11.65            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        -            N/A            N/A            N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                            $      11.83            N/A            N/A            N/A
    End of period                                  $      11.74            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      429            N/A            N/A            N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 3.16%

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                            $      16.78            N/A            N/A            N/A
    End of period                                  $      18.24            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      291            N/A            N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/Select Global Growth Division(695)

  Accumulation unit value:
    Beginning of period                            $      19.59   $      18.37            N/A            N/A
    End of period                                  $      19.34   $      19.59            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      358            475            N/A            N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                            $      13.31            N/A            N/A            N/A
    End of period                                  $      13.04            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,103            N/A            N/A            N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                            $      15.74            N/A            N/A            N/A
    End of period                                  $      15.63            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      214            N/A            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division(573)

  Accumulation unit value:
    Beginning of period                            $      21.76   $      20.23            N/A            N/A
    End of period                                  $      22.37   $      21.76            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      923          2,120            N/A            N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(573)

  Accumulation unit value:
    Beginning of period                            $      28.25   $      25.18            N/A            N/A
    End of period                                  $      31.24   $      28.25            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      840          1,686            N/A            N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                            $      11.19            N/A            N/A            N/A
    End of period                                  $      12.20            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        -            N/A            N/A            N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004          2003            2002
                                                   ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(616)

  Accumulation unit value:
    Beginning of period                            $      11.20   $      10.44            N/A            N/A
    End of period                                  $      11.55   $      11.20            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   23,093         18,599            N/A            N/A

JNL/S&P Managed Growth Division(555)

  Accumulation unit value:
    Beginning of period                            $      11.47   $      10.94            N/A            N/A
    End of period                                  $      11.94   $      11.47            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   13,818         13,821            N/A            N/A

JNL/S&P Managed Aggressive Growth
Division(602)

  Accumulation unit value:
    Beginning of period                            $      11.26   $      10.42            N/A            N/A
    End of period                                  $      11.84   $      11.26            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    4,330              -            N/A            N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(695)

  Accumulation unit value:
    Beginning of period                            $       9.98   $       9.34            N/A            N/A
    End of period                                  $      10.09   $       9.98            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   22,886          6,645            N/A            N/A

JNL/MCM S&P 400 MidCap Index Division(713)

  Accumulation unit value:
    Beginning of period                            $      12.21   $      11.82            N/A            N/A
    End of period                                  $      13.25   $      12.21            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    6,045          3,106            N/A            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                            $       9.90            N/A            N/A            N/A
    End of period                                  $      10.66            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      133            N/A            N/A            N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                            $      12.52            N/A            N/A            N/A
    End of period                                  $      12.28            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,174            N/A            N/A            N/A

JNL/MCM Small Cap Index Division(695)

  Accumulation unit value:
    Beginning of period                            $      12.51   $      11.33            N/A            N/A
    End of period                                  $      12.64   $      12.51            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    7,031          4,523            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/MCM International Index Division(573)

  Accumulation unit value:
    Beginning of period                            $      12.91   $      11.27            N/A            N/A
    End of period                                  $      14.17   $      12.91            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    6,074          4,528            N/A            N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                            $      13.55            N/A            N/A            N/A
    End of period                                  $      13.16            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        -            N/A            N/A            N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                            $      16.12            N/A            N/A            N/A
    End of period                                  $      16.12            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                        -            N/A            N/A            N/A

JNL/MCM Bond Index Division(695)

  Accumulation unit value:
    Beginning of period                            $      10.55   $      10.58            N/A            N/A
    End of period                                  $      10.41   $      10.55            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    7,717          5,109            N/A            N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/Salomon Brothers High Yield
Bond Division(695)

  Accumulation unit value:
    Beginning of period                            $      11.59   $      11.48            N/A            N/A
    End of period                                  $      11.42   $      11.59            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    3,006            771            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/MCM Dow(SM) 10 Division(665)

  Accumulation unit value:
    Beginning of period                            $       8.74   $       8.35            N/A            N/A
    End of period                                  $       7.99   $       8.74            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   24,057          4,365            N/A            N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                            $       6.91            N/A            N/A            N/A
    End of period                                  $       7.58            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      570            N/A            N/A            N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/FMR Balanced Division(555)

  Accumulation unit value:
    Beginning of period                            $       9.39   $       8.98            N/A            N/A
    End of period                                  $      10.02   $       9.39            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    2,728          3,961            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/MCM Global 15 Division(665)

  Accumulation unit value:
    Beginning of period                            $      10.73   $       9.39            N/A            N/A
    End of period                                  $      11.45   $      10.73            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   14,929          2,739            N/A            N/A

JNL/MCM 25 Division(665)

  Accumulation unit value:
    Beginning of period                            $      10.90   $       9.94            N/A            N/A
    End of period                                  $      10.26   $      10.90            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   18,279          2,655            N/A            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                            $       9.43            N/A            N/A            N/A
    End of period                                  $       9.37            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      143            N/A            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(665)

  Accumulation unit value:
    Beginning of period                            $      16.77   $      14.36            N/A            N/A
    End of period                                  $      17.70   $      16.77            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   11,237          1,211            N/A            N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                            $      10.09            N/A            N/A            N/A
    End of period                                  $      10.23            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      618            N/A            N/A            N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                            $      21.54            N/A            N/A            N/A
    End of period                                  $      20.98            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      587            N/A            N/A            N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2005           2004           2003           2002
                                                   ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(665)

  Accumulation unit value:
    Beginning of period                            $       9.07   $       8.08            N/A            N/A
    End of period                                  $      12.06   $       9.07            N/A            N/A
  Accumulation units outstanding
  at the end of period                                   13,419          2,203            N/A            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                            $      11.29            N/A            N/A            N/A
    End of period                                  $      11.85            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      611            N/A            N/A            N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                            $      10.37            N/A            N/A            N/A
    End of period                                  $      10.99            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                    1,613            N/A            N/A            N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                                     N/A            N/A            N/A            N/A
    End of period                                           N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                                      N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                   $       9.11            N/A            N/A            N/A
    End of period                         $      10.35            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           2,284            N/A            N/A            N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                   $      12.87            N/A            N/A            N/A
    End of period                         $      15.31            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          11,771            N/A            N/A            N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                   $      10.99            N/A            N/A            N/A
    End of period                         $      11.65            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                         202,367            N/A            N/A            N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                   $      10.36            N/A            N/A            N/A
    End of period                         $      11.74            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          12,305            N/A            N/A            N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                   $      10.64            N/A            N/A            N/A
    End of period                         $      10.64            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           6,314            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                   $      10.33            N/A            N/A            N/A
    End of period                         $      10.32            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             130            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 3.195%

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Putnam Value Equity Division
  Accumulation unit value:

    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Value Line 25 Division(794)

  Accumulation unit value:
    Beginning of period                   $      12.22            N/A            N/A            N/A
    End of period                         $      15.30            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           3,340            N/A            N/A            N/A

JNL/MCM JNL 5 Division(752)

  Accumulation unit value:
    Beginning of period                   $      10.40            N/A            N/A            N/A
    End of period                         $      11.64            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          23,027            N/A            N/A            N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 3.21%


                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/FMR Capital Growth Division(569)

  Accumulation unit value:
    Beginning of period                   $      17.65   $      15.41            N/A            N/A
    End of period                         $      18.14   $      17.65            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -              -            N/A            N/A

JNL/Select Large Cap Growth Division(569)

  Accumulation unit value:
    Beginning of period                   $      21.93   $      20.64            N/A            N/A
    End of period                         $      22.23   $      21.93            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -              -            N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                   $      10.22            N/A            N/A            N/A
    End of period                         $      10.22            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           4,296            N/A            N/A            N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                   $      13.16            N/A            N/A            N/A
    End of period                         $      12.97            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -            N/A            N/A            N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                   $      21.09            N/A            N/A            N/A
    End of period                         $      22.25            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           1,345            N/A            N/A            N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Eagle SmallCap Equity Division(569)

  Accumulation unit value:
    Beginning of period                   $      16.84   $      14.97            N/A            N/A
    End of period                         $      16.72   $      16.84            N/A            N/A
  Accumulation units outstanding
  at the end of period                           1,772              -            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                   $      10.68            N/A            N/A            N/A
    End of period                         $      11.50            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           5,765            N/A            N/A            N/A

JNL/S&P Managed Growth Division(557)

  Accumulation unit value:
    Beginning of period                   $      11.43   $      10.74            N/A            N/A
    End of period                         $      11.89   $      11.43            N/A            N/A
  Accumulation units outstanding
  at the end of period                             671            460            N/A            N/A

JNL/S&P Managed Aggressive Growth
Division(725)

  Accumulation unit value:
    Beginning of period                   $      11.22   $      11.08            N/A            N/A
    End of period                         $      11.79   $      11.22            N/A            N/A
  Accumulation units outstanding
  at the end of period                             856            469            N/A            N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(575)

  Accumulation unit value:
    Beginning of period                   $       9.96   $       9.05            N/A            N/A
    End of period                         $      10.07   $       9.96            N/A            N/A
  Accumulation units outstanding
  at the end of period                          41,379         32,425            N/A            N/A

JNL/MCM S&P 400 MidCap Index Division(569)

  Accumulation unit value:
    Beginning of period                   $      12.19   $      10.92            N/A            N/A
    End of period                         $      13.22   $      12.19            N/A            N/A
  Accumulation units outstanding
  at the end of period                          10,130          7,901            N/A            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/JPMorgan International Value
Division(569)

  Accumulation unit value:
    Beginning of period                   $       9.25   $       7.96            N/A            N/A
    End of period                         $      10.62   $       9.25            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -              -            N/A            N/A

JNL/PIMCO Total Return Bond Division(570)

  Accumulation unit value:
    Beginning of period                   $      12.34   $      12.07            N/A            N/A
    End of period                         $      12.23   $      12.34            N/A            N/A
  Accumulation units outstanding
  at the end of period                           1,698          1,152            N/A            N/A

JNL/MCM Small Cap Index Division(633)

  Accumulation unit value:
    Beginning of period                   $      12.50   $      10.53            N/A            N/A
    End of period                         $      12.61   $      12.50            N/A            N/A
  Accumulation units outstanding
  at the end of period                           6,972          5,366            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM International Index Division(551)

  Accumulation unit value:
    Beginning of period                   $      12.89   $      11.62            N/A            N/A
    End of period                         $      14.15   $      12.89            N/A            N/A
  Accumulation units outstanding
  at the end of period                           1,726              -            N/A            N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                   $      12.27            N/A            N/A            N/A
    End of period                         $      13.10            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             832            N/A            N/A            N/A

JNL/Lazard Mid Cap Value Division(569)

  Accumulation unit value:
    Beginning of period                   $      15.24   $      13.15            N/A            N/A
    End of period                         $      16.06   $      15.24            N/A            N/A
  Accumulation units outstanding
  at the end of period                           1,839              -            N/A            N/A

JNL/MCM Bond Index Division(551)

  Accumulation unit value:
    Beginning of period                   $      10.53   $      10.51            N/A            N/A
    End of period                         $      10.39   $      10.53            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -              -            N/A            N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                   $      10.98            N/A            N/A            N/A
    End of period                         $      11.38            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Dow(SM) 10 Division(551)

  Accumulation unit value:
    Beginning of period                   $       8.72   $       8.71            N/A            N/A
    End of period                         $       7.97   $       8.72            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -              -            N/A            N/A

JNL/Putnam Midcap Growth Division(569)

  Accumulation unit value:
    Beginning of period                   $       6.96   $       6.13            N/A            N/A
    End of period                         $       7.56   $       6.96            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -              -            N/A            N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                   $      11.82            N/A            N/A            N/A
    End of period                         $      12.49            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           2,863            N/A            N/A            N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(569)

  Accumulation unit value:
    Beginning of period                   $      10.61   $       9.27            N/A            N/A
    End of period                         $      11.69   $      10.61            N/A            N/A
  Accumulation units outstanding
  at the end of period                          13,886         11,345            N/A            N/A

JNL/Oppenheimer Growth Division(585)

  Accumulation unit value:
    Beginning of period                   $       7.68   $       7.50            N/A            N/A
    End of period                         $       8.12   $       7.68            N/A            N/A
  Accumulation units outstanding
  at the end of period                           4,604          3,032            N/A            N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Global 15 Division(556)

  Accumulation unit value:
    Beginning of period                   $      10.70   $       9.49            N/A            N/A
    End of period                         $      11.42   $      10.70            N/A            N/A
  Accumulation units outstanding
  at the end of period                             108            103            N/A            N/A

JNL/MCM 25 Division(556)

  Accumulation unit value:
    Beginning of period                   $      10.87   $       9.56            N/A            N/A
    End of period                         $      10.22   $      10.87            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -              -            N/A            N/A

JNL/MCM Consumer Brands Sector
Division(594)

  Accumulation unit value:
    Beginning of period                   $       9.88   $       9.30            N/A            N/A
    End of period                         $       9.34   $       9.88            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -              -            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(551)

  Accumulation unit value:
    Beginning of period                   $      16.73   $      15.61            N/A            N/A
    End of period                         $      17.64   $      16.73            N/A            N/A
  Accumulation units outstanding
  at the end of period                              72             68            N/A            N/A

JNL/MCM Technology Sector Division(594)

  Accumulation unit value:
    Beginning of period                   $       5.20   $       5.14            N/A            N/A
    End of period                         $       5.16   $       5.20            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -              -            N/A            N/A

JNL/MCM Healthcare Sector Division(594)

  Accumulation unit value:
    Beginning of period                   $       9.78   $      10.10            N/A            N/A
    End of period                         $      10.20   $       9.78            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -              -            N/A            N/A

JNL/MCM Financial Sector Division(594)

  Accumulation unit value:
    Beginning of period                   $      11.01   $      10.20            N/A            N/A
    End of period                         $      11.31   $      11.01            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -              -            N/A            N/A

JNL/MCM Oil & Gas Sector Division(565)

  Accumulation unit value:
    Beginning of period                   $      15.79   $      13.35            N/A            N/A
    End of period                         $      20.92   $      15.79            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -              -            N/A            N/A

JNL/MCM Communications Sector
Division(594)

  Accumulation unit value:
    Beginning of period                   $       4.13   $       3.72            N/A            N/A
    End of period                         $       4.04   $       4.13            N/A            N/A
  Accumulation units outstanding
  at the end of period                           7,207              -            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(551)

  Accumulation unit value:
    Beginning of period                   $       9.05   $       8.31            N/A            N/A
    End of period                         $      12.03   $       9.05            N/A            N/A
  Accumulation units outstanding
  at the end of period                               -              -            N/A            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                   $      10.77            N/A            N/A            N/A
    End of period                         $      11.83            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             930            N/A            N/A            N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                   $      10.29            N/A            N/A            N/A
    End of period                         $      10.34            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           2,855            N/A            N/A            N/A

JNL/MCM Value Line 25 Division(723)

  Accumulation unit value:
    Beginning of period                   $      11.38   $      11.10            N/A            N/A
    End of period                         $      15.30   $      11.38            N/A            N/A
  Accumulation units outstanding
  at the end of period                             171            194            N/A            N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                   $      10.87            N/A            N/A            N/A
    End of period                         $      11.64            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           6,364            N/A            N/A            N/A

JNL/MCM VIP Division(723)

  Accumulation unit value:
    Beginning of period                   $      11.03   $      10.74            N/A            N/A
    End of period                         $      11.73   $      11.03            N/A            N/A
  Accumulation units outstanding
  at the end of period                           4,010            267            N/A            N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 3.245%

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(884)

  Accumulation unit value:
    Beginning of period                   $      11.33            N/A            N/A            N/A
    End of period                         $      11.47            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           7,092            N/A            N/A            N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Consumer Brands Sector
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 3.255%

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Dow(SM) 10 Division(630)

  Accumulation unit value:
    Beginning of period                   $       8.70   $       8.17            N/A            N/A
    End of period                         $       7.94   $       8.70            N/A            N/A
  Accumulation units outstanding
  at the end of period                           2,966          2,496            N/A            N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Global 15 Division(630)

  Accumulation unit value:
    Beginning of period                   $      10.67   $       8.96            N/A            N/A
    End of period                         $      11.38   $      10.67            N/A            N/A
  Accumulation units outstanding
  at the end of period                           2,221          2,276            N/A            N/A

JNL/MCM 25 Division(630)

  Accumulation unit value:
    Beginning of period                   $      10.85   $       9.66            N/A            N/A
    End of period                         $      10.19   $      10.85            N/A            N/A
  Accumulation units outstanding
  at the end of period                           2,315          2,113            N/A            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division(630)

  Accumulation unit value:
    Beginning of period                   $      16.68   $      13.93            N/A            N/A
    End of period                         $      17.59   $      16.68            N/A            N/A
  Accumulation units outstanding
  at the end of period                           1,356          1,464            N/A            N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division(630)

  Accumulation unit value:
    Beginning of period                   $       9.02   $       7.69            N/A            N/A
    End of period                         $      11.99   $       9.02            N/A            N/A
  Accumulation units outstanding
  at the end of period                           2,227          2,653            N/A            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 3.26%

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                          2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                   $      20.80            N/A            N/A            N/A
    End of period                         $      22.12            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             423            N/A            N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                   $     10.22             N/A             N/A             N/A
    End of period                         $     10.17             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                         22,748             N/A             N/A             N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                   $     13.11             N/A             N/A             N/A
    End of period                         $     12.91             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                          2,424             N/A             N/A             N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                   $     27.00             N/A             N/A             N/A
    End of period                         $     30.90             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            122             N/A             N/A             N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                   $     13.64             N/A             N/A             N/A
    End of period                         $     15.98             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                          3,765             N/A             N/A             N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                   $     14.34             N/A             N/A             N/A
    End of period                         $     14.74             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                              -             N/A             N/A             N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                   $     15.76             N/A             N/A             N/A
    End of period                         $     16.65             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            150             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                   $     10.94             N/A             N/A             N/A
    End of period                         $     11.46             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                         10,461             N/A             N/A             N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                   $     11.13             N/A             N/A             N/A
    End of period                         $     11.85             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                          5,712             N/A             N/A             N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                   $      9.63             N/A             N/A             N/A
    End of period                         $     10.05             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                          1,577             N/A             N/A             N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                   $     12.27             N/A             N/A             N/A
    End of period                         $     13.20             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                          1,434             N/A             N/A             N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                   $     10.58             N/A             N/A             N/A
    End of period                         $     10.58             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            355             N/A             N/A             N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                   $     12.17             N/A             N/A             N/A
    End of period                         $     12.59             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            736             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                   $     13.11             N/A             N/A             N/A
    End of period                         $     14.12             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            453             N/A             N/A             N/A

JNL/Lazard Small Cap Value
Division(571)

  Accumulation unit value:
    Beginning of period                   $     12.89     $     11.68             N/A             N/A
    End of period                         $     13.05     $     12.89             N/A             N/A
  Accumulation units outstanding
  at the end of period                              -               -             N/A             N/A

JNL/Lazard Mid Cap Value
Division(571)

  Accumulation unit value:
    Beginning of period                   $     15.18     $     13.21             N/A             N/A
    End of period                         $     15.99     $     15.18             N/A             N/A
  Accumulation units outstanding
  at the end of period                            958               -             N/A             N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                   $     10.53             N/A             N/A             N/A
    End of period                         $     10.37             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                          2,688             N/A             N/A             N/A

JNL/S&P Core Index 100 Division
  Accumulation unit value:

    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Dow(SM) 10 Division(699)

  Accumulation unit value:
    Beginning of period                   $      8.69     $      8.26             N/A             N/A
    End of period                         $      7.94     $      8.69             N/A             N/A
  Accumulation units outstanding
  at the end of period                         10,613           2,663             N/A             N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                   $     11.73             N/A             N/A             N/A
    End of period                         $     12.45             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                          1,476             N/A             N/A             N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                   $     11.66             N/A             N/A             N/A
    End of period                         $     11.66             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            430             N/A             N/A             N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Select Value Division(571)

  Accumulation unit value:
    Beginning of period                   $     15.77     $     14.39             N/A             N/A
    End of period                         $     16.51     $     15.77             N/A             N/A
  Accumulation units outstanding
  at the end of period                            550               -             N/A             N/A

JNL/MCM Global 15 Division(699)

  Accumulation unit value:
    Beginning of period                   $     10.67     $     10.02             N/A             N/A
    End of period                         $     11.38     $     10.67             N/A             N/A
  Accumulation units outstanding
  at the end of period                         11,981           2,196             N/A             N/A

JNL/MCM 25 Division(699)

  Accumulation unit value:
    Beginning of period                   $     10.84     $     10.25             N/A             N/A
    End of period                         $     10.19     $     10.84             N/A             N/A
  Accumulation units outstanding
  at the end of period                          8,626           2,145             N/A             N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------

JNL/MCM Select Small-Cap Division(699)

  Accumulation unit value:
    Beginning of period                   $     16.68     $     15.45             N/A             N/A
    End of period                         $     17.59     $     16.68             N/A             N/A
  Accumulation units outstanding
  at the end of period                          6,423           1,423             N/A             N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                   $     11.27             N/A             N/A             N/A
    End of period                         $     11.27             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            222             N/A             N/A             N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                   $     17.91             N/A             N/A             N/A
    End of period                         $     20.85             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            139             N/A             N/A             N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/MCM  S&P(R) 10 Division(699)

  Accumulation unit value:
    Beginning of period                   $      9.02     $      8.41             N/A             N/A
    End of period                         $     11.99     $      9.02             N/A             N/A
  Accumulation units outstanding
  at the end of period                          8,637           2,615             N/A             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                   $      9.83             N/A             N/A             N/A
    End of period                         $     10.33             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                          3,845             N/A             N/A             N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                   $     11.32             N/A             N/A             N/A
    End of period                         $     15.29             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                          8,416             N/A             N/A             N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                   $     10.58             N/A             N/A             N/A
    End of period                         $     11.63             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                         68,449             N/A             N/A             N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                   $     10.71             N/A             N/A             N/A
    End of period                         $     11.72             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                          8,082             N/A             N/A             N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                   $     10.15             N/A             N/A             N/A
    End of period                         $     10.63             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                          1,651             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 3.27%

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/JPMorgan International Value
Division(981)

  Accumulation unit value:
    Beginning of period                   $     10.57             N/A             N/A             N/A
    End of period                         $     10.57             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                          1,867             N/A             N/A             N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Technology Sector
Division(981)

  Accumulation unit value:
    Beginning of period                   $      5.13             N/A             N/A             N/A
    End of period                         $      5.13             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                          1,921             N/A             N/A             N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Oil & Gas Sector Division(599)

  Accumulation unit value:
    Beginning of period                   $     15.74     $     13.26             N/A             N/A
    End of period                         $     20.84     $     15.74             N/A             N/A
  Accumulation units outstanding
  at the end of period                          2,374               -             N/A             N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/AIM Real Estate Division(892)

  Accumulation unit value:
    Beginning of period                   $     11.00             N/A             N/A             N/A
    End of period                         $     11.45             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                          1,723             N/A             N/A             N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 3.295%

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(897)

  Accumulation unit value:
    Beginning of period                   $     12.99             N/A             N/A             N/A
    End of period                         $     12.86             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            799             N/A             N/A             N/A

JNL/Salomon Brothers Strategic
Bond Division(897)

  Accumulation unit value:
    Beginning of period                   $     15.50             N/A             N/A             N/A
    End of period                         $     15.41             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            670             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:

    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/PIMCO Total Return Bond
Division(897)

  Accumulation unit value:
    Beginning of period                   $     12.29             N/A             N/A             N/A
    End of period                         $     12.15             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            844             N/A             N/A             N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Nasdaq 15 Division(840)

  Accumulation unit value:
    Beginning of period                   $     10.09             N/A             N/A             N/A
    End of period                         $     10.33             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                         39,288             N/A             N/A             N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM JNL 5 Division(897)

  Accumulation unit value:
    Beginning of period                   $     11.18             N/A             N/A             N/A
    End of period                         $     11.63             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                          6,500             N/A             N/A             N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 3.30%

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/S&P Managed Moderate Growth
Division(842)

  Accumulation unit value:
    Beginning of period                   $     10.96             N/A             N/A             N/A
    End of period                         $     11.42             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                         57,975             N/A             N/A             N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/JPMorgan International Value
Division(981)

  Accumulation unit value:
    Beginning of period                   $     10.54             N/A             N/A             N/A
    End of period                         $     10.54             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                          4,472             N/A             N/A             N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Small Cap Index Division(768)

  Accumulation unit value:
    Beginning of period                   $     12.10             N/A             N/A             N/A
    End of period                         $     12.57             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                          8,889             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Dow(SM) 10 Division(768)

  Accumulation unit value:
    Beginning of period                   $      8.46             N/A             N/A             N/A
    End of period                         $      7.92             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                         13,974             N/A             N/A             N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Global 15 Division(768)

  Accumulation unit value:
    Beginning of period                   $     10.36             N/A             N/A             N/A
    End of period                         $     11.35             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                         10,023             N/A             N/A             N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Technology Sector Division(981)

  Accumulation unit value:
    Beginning of period                   $      5.12             N/A             N/A             N/A
    End of period                         $      5.12             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                          4,600             N/A             N/A             N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Oil & Gas Sector Division(780)

  Accumulation unit value:
    Beginning of period                   $     19.30             N/A             N/A             N/A
    End of period                         $     20.79             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                          5,681             N/A             N/A             N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/MCM  S&P(R) 10 Division(768)

  Accumulation unit value:
    Beginning of period                   $      9.33             N/A             N/A             N/A
    End of period                         $     11.95             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                          9,480             N/A             N/A             N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                   $     10.72             N/A             N/A             N/A
    End of period                         $     11.45             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                          4,119             N/A             N/A             N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM VIP Division768

  Accumulation unit value:
    Beginning of period                   $     11.05             N/A             N/A             N/A
    End of period                         $     11.72             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                          9,549             N/A             N/A             N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 3.31%

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
Division

  Accumulation unit value:
    Beginning of period                   $      7.14             N/A             N/A             N/A
    End of period                         $      7.54             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                              -             N/A             N/A             N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                   $     17.34             N/A             N/A             N/A
    End of period                         $     17.95             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                              -             N/A             N/A             N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                   $     18.73             N/A             N/A             N/A
    End of period                         $     19.52             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                              -             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              2005            2004            2003            2002
                                          ------------    ------------    ------------    ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                   $     10.12             N/A             N/A             N/A
    End of period                         $     10.11             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                              -             N/A             N/A             N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                             2005            2004            2003             2002
                                         ------------    ------------    ------------     ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                   $    10.78             N/A              N/A             N/A
    End of period                         $    11.41             N/A              N/A             N/A
  Accumulation units outstanding
  at the end of period                         4,062             N/A              N/A             N/A

JNL/S&P Managed Growth Division(598)

  Accumulation unit value:
    Beginning of period                   $    11.35      $    10.47              N/A             N/A
    End of period                         $    11.80      $    11.35              N/A             N/A
  Accumulation units outstanding
  at the end of period                             -               -              N/A             N/A

JNL/S&P Managed Aggressive Growth
Division(598)

  Accumulation unit value:
    Beginning of period                   $    11.15      $    10.22              N/A             N/A
    End of period                         $    11.70      $    11.15              N/A             N/A
  Accumulation units outstanding
  at the end of period                             -               -              N/A             N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A             N/A
    End of period                                N/A             N/A              N/A             N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A             N/A

JNL/S&P Equity Growth Division I(563)

  Accumulation unit value:
    Beginning of period                          N/A      $     9.50              N/A             N/A
    End of period                                N/A      $     9.26              N/A             N/A
  Accumulation units outstanding
  at the end of period                           N/A               -              N/A             N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A             N/A
    End of period                                N/A             N/A              N/A             N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A             N/A

INVESTMENT DIVISIONS                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                             2005            2004            2003             2002
                                         ------------    ------------    ------------     ------------
JNL/MCM S&P 500 Index Division(670)

  Accumulation unit value:
    Beginning of period                   $     9.93       $     9.10             N/A              N/A
    End of period                         $    10.03       $     9.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,949            4,945             N/A              N/A

JNL/MCM S&P 400 MidCap Index
Division(670)

  Accumulation unit value:
    Beginning of period                   $    12.16       $    10.76             N/A              N/A
    End of period                         $    13.17       $    12.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,077            1,124             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                          N/A              N/A             N/A              N/A
    End of period                                N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A              N/A             N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                   $    12.27              N/A             N/A              N/A
    End of period                         $    12.13              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                             -              N/A             N/A              N/A

JNL/MCM Small Cap Index Division(670)

  Accumulation unit value:
    Beginning of period                   $    12.46       $    10.76             N/A              N/A
    End of period                         $    12.56       $    12.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,634              737             N/A              N/A

INVESTMENT DIVISIONS                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                             2005            2004            2003             2002
                                         ------------    ------------    ------------     ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                   $    12.37             N/A              N/A              N/A
    End of period                         $    14.09             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           680             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                   $    10.46             N/A              N/A              N/A
    End of period                         $    10.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           870             N/A              N/A              N/A

JNL/S&P Core Index 100 Division598

  Accumulation unit value:
    Beginning of period                          N/A      $     9.84              N/A              N/A
    End of period                                N/A      $     9.95              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A               -              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                          N/A             N/A              N/A              N/A
    End of period                                N/A             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           N/A             N/A              N/A              N/A

INVESTMENT DIVISIONS                   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                           2005            2004            2003             2002
                                       ------------    ------------    ------------     ------------
JNL/S&P Core Index 50 Division(598)

  Accumulation unit value:
    Beginning of period                        N/A       $     9.62             N/A                N/A
    End of period                              N/A       $     9.67             N/A                N/A
  Accumulation units outstanding
  at the end of period                         N/A                -             N/A                N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                        N/A              N/A             N/A                N/A
    End of period                              N/A              N/A             N/A                N/A
  Accumulation units outstanding
  at the end of period                         N/A              N/A             N/A                N/A

JNL/MCM Dow(SM) 10 Division(730)

  Accumulation unit value:
    Beginning of period                 $     8.67       $     8.67             N/A                N/A
    End of period                       $     7.91       $     8.67             N/A                N/A
  Accumulation units outstanding
  at the end of period                       1,959              226             N/A                N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                        N/A              N/A             N/A                N/A
    End of period                              N/A              N/A             N/A                N/A
  Accumulation units outstanding
  at the end of period                         N/A              N/A             N/A                N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                        N/A              N/A             N/A                N/A
    End of period                              N/A              N/A             N/A                N/A
  Accumulation units outstanding
  at the end of period                         N/A              N/A             N/A                N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                        N/A              N/A             N/A                N/A
    End of period                              N/A              N/A             N/A                N/A
  Accumulation units outstanding
  at the end of period                         N/A              N/A             N/A                N/A

INVESTMENT DIVISIONS                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                               2005            2004            2003             2002
                                           ------------    ------------    ------------     ------------
JNL/Oppenheimer Global Growth
Division(670)

  Accumulation unit value:
    Beginning of period                     $    10.57      $     9.05             N/A               N/A
    End of period                           $    11.63      $    10.57             N/A               N/A
  Accumulation units outstanding
  at the end of period                           2,115           1,745             N/A               N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                            N/A             N/A             N/A               N/A
    End of period                                  N/A             N/A             N/A               N/A
  Accumulation units outstanding
  at the end of period                             N/A             N/A             N/A               N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                            N/A             N/A             N/A               N/A
    End of period                                  N/A             N/A             N/A               N/A
  Accumulation units outstanding
  at the end of period                             N/A             N/A             N/A               N/A

JNL/MCM Global 15 Division(730)

  Accumulation unit value:
    Beginning of period                     $    10.63      $    10.66             N/A               N/A
    End of period                           $    11.34      $    10.63             N/A               N/A
  Accumulation units outstanding
  at the end of period                           1,478             184             N/A               N/A

JNL/MCM 25 Division(730)

  Accumulation unit value:
    Beginning of period                     $    10.81      $    10.77             N/A               N/A
    End of period                           $    10.15      $    10.81             N/A               N/A
  Accumulation units outstanding
  at the end of period                           1,538             182             N/A               N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                            N/A             N/A             N/A               N/A
    End of period                                  N/A             N/A             N/A               N/A
  Accumulation units outstanding
  at the end of period                             N/A             N/A             N/A               N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                              2005            2004            2003             2002
                                          ------------    ------------    ------------     ------------
JNL/MCM Select Small-Cap Division(730)

  Accumulation unit value:
    Beginning of period                    $    16.63      $    16.45             N/A             N/A
    End of period                          $    17.52      $    16.63             N/A             N/A
  Accumulation units outstanding
  at the end of period                            961             119             N/A             N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                    $    17.22             N/A             N/A             N/A
    End of period                          $    20.78             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                              -             N/A             N/A             N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A             N/A
    End of period                                 N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                              2005            2004            2003             2002
                                          ------------    ------------    ------------     ------------
JNL/MCM  S&P(R) 10 Division(730)

  Accumulation unit value:
    Beginning of period                    $     8.99      $     8.88             N/A                N/A
    End of period                          $    11.94      $     8.99             N/A                N/A
  Accumulation units outstanding
  at the end of period                          1,522             221             N/A                N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A                N/A
    End of period                                 N/A             N/A             N/A                N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A                N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A                N/A
    End of period                                 N/A             N/A             N/A                N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A                N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A                N/A
    End of period                                 N/A             N/A             N/A                N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A                N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A                N/A
    End of period                                 N/A             N/A             N/A                N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A                N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                           N/A             N/A             N/A                N/A
    End of period                                 N/A             N/A             N/A                N/A
  Accumulation units outstanding
  at the end of period                            N/A             N/A             N/A                N/A

INVESTMENT DIVISIONS                 DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                         2005            2004            2003             2002
                                     ------------    ------------    ------------     ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                      N/A              N/A             N/A              N/A
    End of period                            N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                       N/A              N/A             N/A              N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                      N/A              N/A             N/A              N/A
    End of period                            N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                       N/A              N/A             N/A              N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period               $    11.66              N/A             N/A              N/A
    End of period                     $    15.28              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                     4,145              N/A             N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period               $    10.43              N/A             N/A              N/A
    End of period                     $    11.63              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                    10,969              N/A             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period               $    10.91              N/A             N/A              N/A
    End of period                     $    11.71              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                         -              N/A             N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                      N/A              N/A             N/A              N/A
    End of period                            N/A              N/A             N/A              N/A
  Accumulation units outstanding
  at the end of period                       N/A              N/A             N/A              N/A

INVESTMENT DIVISIONS                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                              2005            2004            2003             2002
                                          ------------    ------------    ------------     ------------

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                    $    10.14             N/A              N/A              N/A
    End of period                          $    10.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          4,419             N/A              N/A              N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 3.345%

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                  DECEMBER 31,    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                          2005            2004             2003             2002
                                      ------------    ------------     ------------     ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       N/A              N/A              N/A              N/A
    End of period                             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(851)

  Accumulation unit value:
    Beginning of period                $    11.23              N/A              N/A              N/A
    End of period                      $    11.77              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                      3,626              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                       N/A              N/A              N/A              N/A
    End of period                             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                       N/A              N/A              N/A              N/A
    End of period                             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                       N/A              N/A              N/A              N/A
    End of period                             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                       N/A              N/A              N/A              N/A
    End of period                             N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        N/A              N/A              N/A              N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        -------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

INVESTMENT DIVISIONS                               DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                       2005                2004                2003                2002
                                                   ------------        ------------        ------------        -------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                                N/A                 N/A                 N/A                 N/A
    End of period                                      N/A                 N/A                 N/A                 N/A
  Accumulation units outstanding
  at the end of period                                 N/A                 N/A                 N/A                 N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A
JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 3.36%

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Balanced Division(761)

  Accumulation unit value:
    Beginning of period                   $      19.03            N/A            N/A            N/A
    End of period                         $      19.41            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           2,031            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Putnam Equity Division(953)

  Accumulation unit value:
    Beginning of period                   $      17.18            N/A            N/A            N/A
    End of period                         $      17.58            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           1,071            N/A            N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(848)

  Accumulation unit value:
    Beginning of period                   $      27.41            N/A            N/A            N/A
    End of period                         $      30.58            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             831            N/A            N/A            N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Alger Growth Division(959)

  Accumulation unit value:
    Beginning of period                   $      16.03            N/A            N/A            N/A
    End of period                         $      15.82            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           2,381            N/A            N/A            N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division(758)

  Accumulation unit value:
    Beginning of period                   $       9.71            N/A            N/A            N/A
    End of period                         $      10.01            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          23,017            N/A            N/A            N/A

JNL/MCM S&P 400 MidCap Index Division(758)

  Accumulation unit value:
    Beginning of period                   $      11.87            N/A            N/A            N/A
    End of period                         $      13.14            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           9,690            N/A            N/A            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/JPMorgan International Value
Division(841)

  Accumulation unit value:
    Beginning of period                   $       8.88            N/A            N/A            N/A
    End of period                         $      10.49            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             425            N/A            N/A            N/A

JNL/PIMCO Total Return Bond Division(830)

  Accumulation unit value:
    Beginning of period                   $      12.25            N/A            N/A            N/A
    End of period                         $      12.09            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           4,933            N/A            N/A            N/A

JNL/MCM Small Cap Index Division(758)

  Accumulation unit value:
    Beginning of period                   $      11.96            N/A            N/A            N/A
    End of period                         $      12.54            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           5,208            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM International Index Division(758)

  Accumulation unit value:
    Beginning of period                   $      12.59            N/A            N/A            N/A
    End of period                         $      14.06            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           4,252            N/A            N/A            N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Bond Index Division(761)

  Accumulation unit value:
    Beginning of period                   $      10.55            N/A            N/A            N/A
    End of period                         $      10.33            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             733            N/A            N/A            N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Salomon Brothers High Yield
Bond Division(841)

  Accumulation unit value:
    Beginning of period                   $      11.16            N/A            N/A            N/A
    End of period                         $      11.25            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             746            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/Putnam Midcap Growth Division(959)

  Accumulation unit value:
    Beginning of period                   $       7.52            N/A            N/A            N/A
    End of period                         $       7.50            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           7,611            N/A            N/A            N/A

JNL/T. Rowe Price Value Division(841)

  Accumulation unit value:
    Beginning of period                   $      11.89            N/A            N/A            N/A
    End of period                         $      12.38            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             355            N/A            N/A            N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(830)

  Accumulation unit value:
    Beginning of period                   $       9.96            N/A            N/A            N/A
    End of period                         $      11.60            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           2,049            N/A            N/A            N/A

JNL/Oppenheimer Growth Division(830)

  Accumulation unit value:
    Beginning of period                   $       7.23            N/A            N/A            N/A
    End of period                         $       8.06            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                          12,400            N/A            N/A            N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Technology Sector Division(953)

  Accumulation unit value:
    Beginning of period                   $       5.10            N/A            N/A            N/A
    End of period                         $       5.10            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           7,237            N/A            N/A            N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

JNL/MCM Oil & Gas Sector Division(841)

  Accumulation unit value:
    Beginning of period                   $      17.91            N/A            N/A            N/A
    End of period                         $      20.71            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             809            N/A            N/A            N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                            N/A            N/A            N/A            N/A
    End of period                                  N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                             N/A            N/A            N/A            N/A

                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003           2002
                                        ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/AIM Real Estate Division(959)

  Accumulation unit value:
    Beginning of period                 $      11.42            N/A            N/A            N/A
    End of period                       $      11.44            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                         1,671            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003           2002
                                        ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/MCM Value Line 25 Division(839)

  Accumulation unit value:
    Beginning of period                 $      12.31            N/A            N/A            N/A
    End of period                       $      15.27            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                         8,216            N/A            N/A            N/A

JNL/MCM JNL 5 Division(776)

  Accumulation unit value:
    Beginning of period                 $      11.06            N/A            N/A            N/A
    End of period                       $      11.62            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                        58,235            N/A            N/A            N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                       2005           2004           2003           2002
                                        ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 3.395%

INVESTMENT DIVISIONS                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                            2005           2004           2003           2002
                                        ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
 Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003           2002
                                        ------------   ------------   ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/Putnam Value Equity Division(841)

  Accumulation unit value:
    Beginning of period                 $      16.23            N/A            N/A            N/A
    End of period                       $      16.59            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           189            N/A            N/A            N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003           2002
                                        ------------   ------------   ------------   ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003           2002
                                        ------------   ------------   ------------   ------------
JNL/S&P Managed Moderate Growth
Division(783)

  Accumulation unit value:
    Beginning of period                 $      10.92            N/A            N/A            N/A
    End of period                       $      11.34            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                        14,676            N/A            N/A            N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003           2002
                                        ------------   ------------   ------------   ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/JPMorgan International Value
Division(797)

  Accumulation unit value:
    Beginning of period                 $       9.01            N/A            N/A            N/A
    End of period                       $      10.47            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           215            N/A            N/A            N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003           2002
                                        ------------   ------------   ------------   ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/Lazard Small Cap Value Division(841)

  Accumulation unit value:
    Beginning of period                 $      12.42            N/A            N/A            N/A
    End of period                       $      12.92            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           493            N/A            N/A            N/A

JNL/Lazard Mid Cap Value Division(841)

  Accumulation unit value:
    Beginning of period                 $      14.89            N/A            N/A            N/A
    End of period                       $      15.82            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           205            N/A            N/A            N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003           2002
                                        ------------   ------------   ------------   ------------
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003           2002
                                        ------------   ------------   ------------   ------------
JNL/Oppenheimer Global Growth
Division(841)

  Accumulation unit value:
    Beginning of period                 $      10.27            N/A            N/A            N/A
    End of period                       $      11.58            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           596            N/A            N/A            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003           2002
                                        ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/MCM Technology Sector Division(981)

  Accumulation unit value:
    Beginning of period                 $       5.09            N/A            N/A            N/A
    End of period                       $       5.09            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           221            N/A            N/A            N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/MCM Oil & Gas Sector Division(797)

  Accumulation unit value:
    Beginning of period                 $      17.89            N/A            N/A            N/A
    End of period                       $      20.67            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           274            N/A            N/A            N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003           2002
                                        ------------   ------------   ------------   ------------
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                 $      10.72            N/A            N/A            N/A
    End of period                       $      11.44            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           197            N/A            N/A            N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003           2002
                                        ------------   ------------   ------------   ------------
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/MCM JNL 5 Division(823)

  Accumulation unit value:
    Beginning of period                 $      10.58            N/A            N/A            N/A
    End of period                       $      11.61            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                         1,181            N/A            N/A            N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003           2002
                                        ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 3.41%

                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                        2005           2004           2003           2002
                                        ------------   ------------   ------------   ------------
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index
 Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Dow(SM )10 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM VIP Division(915)

  Accumulation unit value:
    Beginning of period                       $   11.41           N/A         N/A          N/A
    End of period                             $   11.70           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                           25,076           N/A         N/A          N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 3.46%

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM S&P 500 Index Division(656)

  Accumulation unit value:
    Beginning of period                       $    9.89      $   9.22         N/A          N/A
    End of period                             $    9.97      $   9.89         N/A          N/A
  Accumulation units outstanding
  at the end of period                           11,185         9,386         N/A          N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Dow(SM)10 Division

  Accumulation unit value:
    Beginning of period                       $    8.46           N/A         N/A          N/A
    End of period                             $    7.83           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                            1,259           N/A         N/A          N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                       $   10.35           N/A         N/A          N/A
    End of period                             $   11.23           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                            1,039           N/A         N/A          N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                       $   10.88           N/A         N/A          N/A
    End of period                             $   10.05           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              986           N/A         N/A          N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM Select Small-Cap Division(640)

  Accumulation unit value:
    Beginning of period                       $   16.50      $  12.46         N/A          N/A
    End of period                             $   17.36      $  16.50         N/A          N/A
  Accumulation units outstanding
  at the end of period                              641             -         N/A          N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                       $    9.82           N/A         N/A          N/A
    End of period                             $   11.83           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                            1,128           N/A         N/A          N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $   10.76           N/A         N/A          N/A
    End of period                             $   11.60           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                           11,794           N/A         N/A          N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 3.51%

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                             ------------  ------------  ------------  ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Salomon Brothers Strategic
Bond Division(932)

  Accumulation unit value:
    Beginning of period                       $   14.98           N/A         N/A          N/A
    End of period                             $   15.06           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              155           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                             ------------  ------------  ------------  ------------
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                             ------------  ------------  ------------  ------------
JNL/S&P Managed Moderate Growth
Division(932)

  Accumulation unit value:
    Beginning of period                       $   10.76           N/A         N/A          N/A
    End of period                             $   11.24           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                            2,158           N/A         N/A          N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Bond Index Division(616)

  Accumulation unit value:
    Beginning of period                       $   10.44      $  10.32         N/A          N/A
    End of period                             $   10.27      $  10.44         N/A          N/A
  Accumulation units outstanding
  at the end of period                              544             -         N/A          N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Salomon Brothers High Yield
Bond Division(830)

  Accumulation unit value:
    Beginning of period                       $   10.71           N/A         N/A          N/A
    End of period                             $   11.11           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              421           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Global 15 Division(562)

  Accumulation unit value:
    Beginning of period                       $   10.52      $   8.98         N/A          N/A
    End of period                             $   11.20      $  10.52         N/A          N/A
  Accumulation units outstanding
  at the end of period                              179           179         N/A          N/A

JNL/MCM 25 Division(562)

  Accumulation unit value:
    Beginning of period                       $   10.70      $   9.46         N/A          N/A
    End of period                             $   10.03      $  10.03         N/A          N/A
  Accumulation units outstanding
  at the end of period                              190             -         N/A          N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Value Line 25 Division(818)

  Accumulation unit value:
    Beginning of period                       $   11.47           N/A         N/A          N/A
    End of period                             $   15.24           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              171           N/A         N/A          N/A

JNL/MCM JNL 5 Division(818)

  Accumulation unit value:
    Beginning of period                       $   10.34           N/A         N/A          N/A
    End of period                             $   11.60           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              211           N/A         N/A          N/A

JNL/MCM VIP Division(858)

  Accumulation unit value:
    Beginning of period                       $   10.78           N/A         N/A          N/A
    End of period                             $   11.68           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              211           N/A         N/A          N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 3.545%

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/JPMorgan International Value
Division(981)

  Accumulation unit value:
    Beginning of period                       $   10.34           N/A         N/A          N/A
    End of period                             $   10.34           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                            1,881           N/A         N/A          N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Technology Sector Division(981)

  Accumulation unit value:
    Beginning of period                       $    5.04           N/A         N/A          N/A
    End of period                             $    5.04           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                            1,929           N/A         N/A          N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Oil & Gas Sector Division(861)

  Accumulation unit value:
    Beginning of period                       $   18.51           N/A         N/A          N/A
    End of period                             $   20.47           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                            2,384           N/A         N/A          N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/AIM Real Estate Division(861)

  Accumulation unit value:
    Beginning of period                       $   10.72           N/A         N/A          N/A
    End of period                             $   11.43           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                            1,703           N/A         N/A          N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 3.56%

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                       $    7.24           N/A         N/A          N/A
    End of period                             $    7.42           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                            2,277           N/A         N/A          N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                       $   18.42           N/A         N/A          N/A
    End of period                             $   19.00           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                            4,176           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                       $   15.22           N/A         N/A          N/A
    End of period                             $   14.98           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                            2,908           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                       $   26.62           N/A         N/A          N/A
    End of period                             $   29.93           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                                -           N/A         N/A          N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                       $   15.53           N/A         N/A          N/A
    End of period                             $   16.19           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                            1,028           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       $   10.74           N/A         N/A          N/A
    End of period                             $   11.19           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                            5,322           N/A         N/A          N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM S&P 500 Index Division(717)

  Accumulation unit value:
    Beginning of period                       $    9.86      $   9.71         N/A          N/A
    End of period                             $    9.93      $   9.86         N/A          N/A
  Accumulation units outstanding
  at the end of period                            7,443         5,472         N/A          N/A

JNL/MCM S&P 400 MidCap Index Division(717)

  Accumulation unit value:
    Beginning of period                       $   12.07      $  11.73         N/A          N/A
    End of period                             $   13.04      $  12.07         N/A          N/A
  Accumulation units outstanding
  at the end of period                            4,704         4,515         N/A          N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                       $    8.84           N/A         N/A          N/A
    End of period                             $   10.33           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                            2,539           N/A         N/A          N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                       $   12.09           N/A         N/A          N/A
    End of period                             $   11.90           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                            2,892           N/A         N/A          N/A

JNL/MCM Small Cap Index Division(717)

  Accumulation unit value:
    Beginning of period                       $   12.37      $  12.22         N/A          N/A
    End of period                             $   12.44      $  12.37         N/A          N/A
  Accumulation units outstanding
  at the end of period                            4,693         4,358         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM International Index Division(717)

  Accumulation unit value:
    Beginning of period                       $   12.76      $  12.40         N/A          N/A
    End of period                             $   13.95      $  12.76         N/A          N/A
  Accumulation units outstanding
  at the end of period                            5,669         4,269         N/A          N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Bond Index Division(717)

  Accumulation unit value:
    Beginning of period                       $   10.42      $  10.36         N/A          N/A
    End of period                             $   10.25      $  10.42         N/A          N/A
  Accumulation units outstanding
  at the end of period                            5,242         5,075         N/A          N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                       $   11.20           N/A         N/A          N/A
    End of period                             $   11.07           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              819           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                       $    6.73           N/A         N/A          N/A
    End of period                             $    7.41           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                                -           N/A         N/A          N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                       $   11.88           N/A         N/A          N/A
    End of period                             $   12.24           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              774           N/A         N/A          N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                       $   10.10           N/A         N/A          N/A
    End of period                             $   11.50           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                            1,502           N/A         N/A          N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                       $   15.72           N/A         N/A          N/A
    End of period                             $   16.35           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              584           N/A         N/A          N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                       $   10.18           N/A         N/A          N/A
    End of period                             $    9.99           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                            4,111           N/A         N/A          N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                       $    9.41           N/A         N/A          N/A
    End of period                             $    9.13           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                            3,714           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                       $    9.47           N/A         N/A          N/A
    End of period                             $    9.96           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                            4,659           N/A         N/A          N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                       $   10.64           N/A         N/A          N/A
    End of period                             $   11.05           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                            4,190           N/A         N/A          N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $   17.18           N/A         N/A          N/A
    End of period                             $   20.45           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                            2,542           N/A         N/A          N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                       $   11.16           N/A         N/A          N/A
    End of period                             $   15.23           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                            1,172           N/A         N/A          N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $   10.82           N/A         N/A          N/A
    End of period                             $   11.59           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                           20,472           N/A         N/A          N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

                                             DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
INVESTMENT DIVISIONS                             2005          2004          2003          2002
                                                 ----          ----          ----          ----
JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                             N/A           N/A         N/A          N/A
    End of period                                   N/A           N/A         N/A          N/A
  Accumulation units outstanding
  at the end of period                              N/A           N/A         N/A          N/A

Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.50%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock Index
Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 8.28         $ 7.64
    End of period                                                      $ 8.50         $ 8.28
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $20.81         $18.45
    End of period                                                      $21.76         $20.81
  Accumulation units outstanding
  at the end of period                                                  7,484          5,738

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $25.86         $24.69
    End of period                                                      $26.67         $25.86
  Accumulation units outstanding
  at the end of period                                                    --              --

JNL/Select Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $22.99         $10.23
    End of period                                                      $23.08         $22.99
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $22.81         $21.16
    End of period                                                      $23.66         $22.81
  Accumulation units outstanding
  at the end of period                                                  1,407          1,407

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 20.00        $18.13
    End of period                                                      $ 21.43        $20.00
  Accumulation units outstanding
  at the end of period                                                     302            53

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 19.64        $18.34
    End of period                                                      $ 20.29        $19.64
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 12.12        $12.16
    End of period                                                      $ 12.26        $12.12
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                   N/A         $15.32
    End of period                                                         N/A         $15.88
  Accumulation units outstanding
  at the end of period                                                    N/A             --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 15.43        $14.86
    End of period                                                      $ 15.56        $15.43
  Accumulation units outstanding
  at the end of period                                                  10,699         3,208

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 18.45        $17.31
    End of period                                                      $ 18.65        $18.45
  Accumulation units outstanding
  at the end of period                                                   5,697         1,773

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $25.54         $23.74
    End of period                                                      $26.69         $25.54
  Accumulation units outstanding
  at the end of period                                                    309             --

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $33.16         $29.58
    End of period                                                      $37.27         $33.16
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.35         $11.93
    End of period                                                      $14.56         $13.35
  Accumulation units outstanding
  at the end of period                                                  5,393          1,547

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.29         $16.47
    End of period                                                      $19.13         $17.29
  Accumulation units outstanding
  at the end of period                                                    645             37

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.05         $16.01
    End of period                                                      $17.36         $17.05
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $19.41         $17.32
    End of period                                                      $19.60         $19.41
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.48        $  9.72
    End of period                                                      $ 10.78        $ 10.48
  Accumulation units outstanding
  at the end of period                                                     287             --

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 12.83        $ 11.54
    End of period                                                      $ 14.15        $ 12.83
  Accumulation units outstanding
  at the end of period                                                      --             --

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.86        $  9.38
    End of period                                                      $  8.97        $  9.86
  Accumulation units outstanding
  at the end of period                                                      --            811

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.39        $  9.10
    End of period                                                      $ 12.14        $ 10.39
  Accumulation units outstanding
  at the end of period                                                     258             --

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.87        $ 13.39
    End of period                                                      $ 13.98        $ 13.87
  Accumulation units outstanding
  at the end of period                                                  31,361         34,866

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.14        $ 11.59
    End of period                                                      $ 13.50        $ 13.14
  Accumulation units outstanding
  at the end of period                                                      --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.56         $11.92
    End of period                                                      $15.14         $13.56
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $14.53         $13.04
    End of period                                                      $14.98         $14.53
  Accumulation units outstanding
  at the end of period                                                  4,184          1,122

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.13         $14.82
    End of period                                                      $18.36         $17.13
  Accumulation units outstanding
  at the end of period                                                  5,870          1,600

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.08         $10.74
    End of period                                                      $11.12         $11.08
  Accumulation units outstanding
  at the end of period                                                  1,382          1,382

JNL/Salomon Brothers High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.99         $12.61
    End of period                                                      $13.02         $12.99
  Accumulation units outstanding
  at the end of period                                                    616            616

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.58         $ 9.26
    End of period                                                      $ 8.90         $ 9.58
  Accumulation units outstanding
  at the end of period                                                  8,958          5,056

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $  7.54        $  6.70
    End of period                                                      $  8.33        $  7.54
  Accumulation units outstanding
  at the end of period                                                      --             --

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.16        $ 11.78
    End of period                                                      $ 13.76        $ 13.16
  Accumulation units outstanding
  at the end of period                                                     280             --

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.15        $  9.40
    End of period                                                      $ 11.00        $ 10.15
  Accumulation units outstanding
  at the end of period                                                  20,834         16,829

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.30        $ 10.01
    End of period                                                      $ 12.66        $ 11.30
  Accumulation units outstanding
  at the end of period                                                     211             --

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $  8.18        $  8.11
    End of period                                                      $  8.79        $  8.18
  Accumulation units outstanding
  at the end of period                                                      --             --

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 16.41        $ 14.93
    End of period                                                      $ 17.48        $ 16.41
  Accumulation units outstanding
  at the end of period                                                      --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.75         $ 9.67
    End of period                                                      $12.76         $11.75
  Accumulation units outstanding
  at the end of period                                                  7,142          3,995

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.94         $10.32
    End of period                                                      $11.42         $11.94
  Accumulation units outstanding
  at the end of period                                                  6,848          3,724

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.86         $10.01
    End of period                                                      $10.44         $10.86
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.37         $16.00
    End of period                                                      $19.72         $18.37
  Accumulation units outstanding
  at the end of period                                                  4,562          2,516

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 5.71         $ 5.34
    End of period                                                      $ 5.76         $ 5.71
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.75         $11.01
    End of period                                                      $11.39         $10.75
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.09         $10.82
    End of period                                                      $12.64         $12.09
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.35         $14.56
    End of period                                                      $23.38         $17.35
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 4.54         $ 4.13
    End of period                                                      $ 4.52         $ 4.54
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.94         $ 8.48
    End of period                                                      $13.44         $ 9.94
  Accumulation units outstanding
  at the end of period                                                  8,680          5,238

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                   N/A            N/A
    End of period                                                         N/A            N/A
  Accumulation units outstanding
  at the end of period                                                    N/A            N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.89         $11.28
    End of period                                                      $12.70         $11.89
  Accumulation units outstanding
  at the end of period                                                  4,674          1,337

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.15        $10.53
    End of period                                                      $ 11.78        $11.15
  Accumulation units outstanding
  at the end of period                                                     343            72

Fifth Third Quality Growth VIP Division(581)

  Accumulation unit value:
    Beginning of period                                                $  7.17        $ 6.76
    End of period                                                      $  7.50        $ 7.17
  Accumulation units outstanding
  at the end of period                                                  30,673         8,423

Fifth Third Balanced VIP Division(719)

  Accumulation unit value:
    Beginning of period                                                $ 12.11        $11.85
    End of period                                                      $ 12.17        $12.11
  Accumulation units outstanding
  at the end of period                                                   2,279         2,279

Fifth Third Mid Cap VIP Division(581)

  Accumulation unit value:
    Beginning of period                                                $ 15.00        $13.55
    End of period                                                      $ 16.26        $15.00
  Accumulation units outstanding
  at the end of period                                                   6,587         1,712

Fifth Third Disciplined Value VIP Division(581)

  Accumulation unit value:
    Beginning of period                                                $ 14.99        $13.43
    End of period                                                      $ 15.72        $14.99
  Accumulation units outstanding
  at the end of period                                                  15,611         4,586

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                                                $ 10.00          N/A
    End of period                                                      $ 11.58          N/A
  Accumulation units outstanding
  at the end of period                                                     347          N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division(689)

  Accumulation unit value:
    Beginning of period                                                $ 10.83        $ 9.94
    End of period                                                      $ 10.56        $10.83
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/MCM Value Line 25 Division(675)

  Accumulation unit value:
    Beginning of period                                                $ 11.43        $10.00
    End of period                                                      $ 15.63        $11.43
  Accumulation units outstanding
  at the end of period                                                   1,567            --

JNL/MCM JNL 5 Division(680)

  Accumulation unit value:
    Beginning of period                                                $ 10.91        $ 9.91
    End of period                                                      $ 11.89        $10.91
  Accumulation units outstanding
  at the end of period                                                  54,052            --

JNL/MCM VIP Division(686)

  Accumulation unit value:
    Beginning of period                                                $ 11.08        $ 9.76
    End of period                                                      $ 11.98        $11.08
  Accumulation units outstanding
  at the end of period                                                  29,972            --
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.55%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 8.25         $ 7.62
    End of period                                                      $ 8.47         $ 8.25
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Capital Growth Division(612)

  Accumulation unit value:
    Beginning of period                                                $20.71         $18.31
    End of period                                                      $21.65         $20.71
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Large Cap Growth Division(628)

  Accumulation unit value:
    Beginning of period                                                $25.74         $22.90
    End of period                                                      $26.53         $25.74
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Global Growth Division(650)

  Accumulation unit value:
    Beginning of period                                                $22.88         $19.75
    End of period                                                      $22.96         $22.88
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $22.70         $21.07
    End of period                                                      $23.53         $22.70
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division(581)

  Accumulation unit value:
    Beginning of period                                                $19.90         $17.55
    End of period                                                      $21.31         $19.90
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $19.54         $18.26
    End of period                                                      $20.19         $19.54
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.06         $12.11
    End of period                                                      $12.20         $12.06
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                 N/A           $15.26
    End of period                                                       N/A           $15.81
  Accumulation units outstanding
  at the end of period                                                  N/A               --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $15.36         $14.80
    End of period                                                      $15.48         $15.36
  Accumulation units outstanding
  at the end of period                                                  5,696          1,303

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.36         $17.23
    End of period                                                      $18.55         $18.36
  Accumulation units outstanding
  at the end of period                                                  6,490            702

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $25.42         $23.63
    End of period                                                      $26.55         $25.42
  Accumulation units outstanding
  at the end of period                                                  1,162            204

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $33.00         $29.44
    End of period                                                      $37.07         $33.00
  Accumulation units outstanding
  at the end of period                                                    299             --

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.29         $11.87
    End of period                                                      $14.48         $13.29
  Accumulation units outstanding
  at the end of period                                                  1,937            714

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.21         $16.40
    End of period                                                      $19.03         $17.21
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.98         $15.95
    End of period                                                      $17.28         $16.98
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $19.33         $17.25
    End of period                                                      $19.51         $19.33
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.47        $ 9.71
    End of period                                                      $ 10.76        $10.47
  Accumulation units outstanding
  at the end of period                                                   1,973         1,679

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 12.81        $11.52
    End of period                                                      $ 14.12        $12.81
  Accumulation units outstanding
  at the end of period                                                     843           785

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.83        $ 9.35
    End of period                                                      $  8.93        $ 9.83
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.36        $ 9.08
    End of period                                                      $ 12.09        $10.36
  Accumulation units outstanding
  at the end of period                                                   2,883            --

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.83        $13.35
    End of period                                                      $ 13.93        $13.83
  Accumulation units outstanding
  at the end of period                                                  16,034         2,509

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.12        $11.58
    End of period                                                      $ 13.47        $13.12
  Accumulation units outstanding
  at the end of period                                                     850           789

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------

JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.54         $11.91
    End of period                                                      $15.11         $13.54
  Accumulation units outstanding
  at the end of period                                                    568            510

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $14.49         $13.00
    End of period                                                      $14.93         $14.49
  Accumulation units outstanding
  at the end of period                                                  1,506            508

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.07         $14.77
    End of period                                                      $18.28         $17.07
  Accumulation units outstanding
  at the end of period                                                  2,074            766

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.06         $10.72
    End of period                                                      $11.10         $11.06
  Accumulation units outstanding
  at the end of period                                                    478            400

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $12.95         $12.59
    End of period                                                      $12.97         $12.95
  Accumulation units outstanding
  at the end of period                                                    199            199

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.55         $ 9.24
    End of period                                                      $ 8.87         $ 9.55
  Accumulation units outstanding
  at the end of period                                                  1,861          1,465

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.53         $ 6.69
    End of period                                                      $ 8.31         $ 7.53
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.13         $11.76
    End of period                                                      $13.72         $13.13
  Accumulation units outstanding
  at the end of period                                                    709             --

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.12         $ 9.38
    End of period                                                      $10.97         $10.12
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.28         $ 9.99
    End of period                                                      $12.63         $11.28
  Accumulation units outstanding
  at the end of period                                                    439            257

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 8.16         $ 8.10
    End of period                                                      $ 8.77         $ 8.16
  Accumulation units outstanding
  at the end of period                                                    846            848

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.39         $14.92
    End of period                                                      $17.45         $16.39
  Accumulation units outstanding
  at the end of period                                                    617             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.72         $ 9.65
    End of period                                                      $12.71         $11.72
  Accumulation units outstanding
  at the end of period                                                  2,120          1,328

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.91         $10.30
    End of period                                                      $11.39         $11.91
  Accumulation units outstanding
  at the end of period                                                  2,420          1,250

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.83         $ 9.98
    End of period                                                      $10.41         $10.83
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.32         $15.96
    End of period                                                      $19.65         $18.32
  Accumulation units outstanding
  at the end of period                                                  1,371            873

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 5.69         $ 5.33
    End of period                                                      $ 5.74         $ 5.69
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.72         $10.99
    End of period                                                      $11.36         $10.72
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.06         $10.79
    End of period                                                      $12.60         $12.06
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.30         $14.52
    End of period                                                      $23.31         $17.30
  Accumulation units outstanding
  at the end of period                                                     21             --

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 4.53         $ 4.12
    End of period                                                      $ 4.50         $ 4.53
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.91         $ 8.46
    End of period                                                      $13.39         $ 9.91
  Accumulation units outstanding
  at the end of period                                                  3,101          1,561

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.87         $11.26
    End of period                                                      $12.67         $11.87
  Accumulation units outstanding
  at the end of period                                                  2,824            957

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.13         $10.51
    End of period                                                      $11.76         $11.13
  Accumulation units outstanding
  at the end of period                                                    807             --

Fifth Third Quality Growth VIP Division(603)

  Accumulation unit value:
    Beginning of period                                                $ 7.16         $ 6.89
    End of period                                                      $ 7.48         $ 7.16
  Accumulation units outstanding
  at the end of period                                                  8,485          4,008

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division(603)

  Accumulation unit value:
    Beginning of period                                                $14.98         $13.98
    End of period                                                      $16.23         $14.98
  Accumulation units outstanding
  at the end of period                                                  2,967          1,210

Fifth Third Disciplined Value VIP Division(603)

  Accumulation unit value:
    Beginning of period                                                $14.97         $13.91
    End of period                                                      $15.69         $14.97
  Accumulation units outstanding
  at the end of period                                                  4,933          1,956

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division(834)

  Accumulation unit value:
    Beginning of period                                                $ 10.27          N/A
    End of period                                                      $ 11.27          N/A
  Accumulation units outstanding
  at the end of period                                                     655          N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                   N/A           N/A
    End of period                                                         N/A           N/A
  Accumulation units outstanding
  at the end of period                                                    N/A           N/A

JNL/MCM Nasdaq 15 Division(680)

  Accumulation unit value:
    Beginning of period                                                $ 10.83        $ 9.90
    End of period                                                      $ 10.56        $10.83
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/MCM Value Line 25 Division(680)

  Accumulation unit value:
    Beginning of period                                                $ 11.43        $ 9.76
    End of period                                                      $ 15.62        $11.43
  Accumulation units outstanding
  at the end of period                                                  33,665            --

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                                                $ 10.91        $ 9.77
    End of period                                                      $ 11.88        $10.91
  Accumulation units outstanding
  at the end of period                                                  83,362         4,030

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                                                $ 11.08        $ 9.89
    End of period                                                      $ 11.97        $11.08
  Accumulation units outstanding
  at the end of period                                                      --            --
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.60%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $  8.23        $  7.60
    End of period                                                      $  8.44        $  8.23
  Accumulation units outstanding
  at the end of period                                                     282          2,213

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 20.61        $ 18.29
    End of period                                                      $ 21.53        $ 20.61
  Accumulation units outstanding
  at the end of period                                                     471            294

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 25.62        $ 24.47
    End of period                                                      $ 26.39        $ 25.62
  Accumulation units outstanding
  at the end of period                                                     270            270

JNL/Select Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 22.77        $ 10.23
    End of period                                                      $ 22.83        $ 22.77
  Accumulation units outstanding
  at the end of period                                                      --             --

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 22.59        $ 20.97
    End of period                                                      $ 23.41        $ 22.59
  Accumulation units outstanding
  at the end of period                                                  19,959         19,669

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 19.81        $ 17.96
    End of period                                                      $ 21.20        $ 19.81
  Accumulation units outstanding
  at the end of period                                                      --             --

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 19.45        $ 18.17
    End of period                                                      $ 20.08        $ 19.45
  Accumulation units outstanding
  at the end of period                                                     455            455

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.99        $ 12.04
    End of period                                                      $ 12.12        $ 11.99
  Accumulation units outstanding
  at the end of period                                                   9,245             --

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                   N/A         $ 15.19
    End of period                                                         N/A         $ 15.73
  Accumulation units outstanding
  at the end of period                                                    N/A              --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 15.29        $ 14.73
    End of period                                                      $ 15.40        $ 15.29
  Accumulation units outstanding
  at the end of period                                                  31,949         31,650

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 18.27        $ 17.15
    End of period                                                      $ 18.46        $ 18.27
  Accumulation units outstanding
  at the end of period                                                  18,428         19,121

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 25.30        $ 23.53
    End of period                                                      $ 26.41        $ 25.30
  Accumulation units outstanding
  at the end of period                                                   6,715          6,396

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 32.84        $ 29.31
    End of period                                                      $ 36.87        $ 32.84
  Accumulation units outstanding
  at the end of period                                                   3,127          3,334

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.22        $ 11.82
    End of period                                                      $ 14.41        $ 13.22
  Accumulation units outstanding
  at the end of period                                                  22,812         21,267

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 17.13        $ 16.33
    End of period                                                      $ 18.94        $ 17.13
  Accumulation units outstanding
  at the end of period                                                   4,227          4,423

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 16.91        $ 15.89
    End of period                                                      $ 17.20        $ 16.91
  Accumulation units outstanding
  at the end of period                                                   1,953          1,905

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 19.25        $ 17.18
    End of period                                                      $ 19.42        $ 19.25
  Accumulation units outstanding
  at the end of period                                                     196            550

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.45        $  9.70
    End of period                                                      $ 10.73        $ 10.45
  Accumulation units outstanding
  at the end of period                                                  11,640         11,365

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 12.79        $ 11.51
    End of period                                                      $ 14.09        $ 12.79
  Accumulation units outstanding
  at the end of period                                                  10,383         10,860

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.80        $  9.32
    End of period                                                      $  8.90        $  9.80
  Accumulation units outstanding
  at the end of period                                                      --          1,296

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.32        $  9.05
    End of period                                                      $ 12.05        $ 10.32
  Accumulation units outstanding
  at the end of period                                                  17,479         18,489

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.78        $ 13.31
    End of period                                                      $ 13.87        $ 13.78
  Accumulation units outstanding
  at the end of period                                                  74,133         74,845

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.11        $ 11.56
    End of period                                                      $ 13.44        $ 13.11
  Accumulation units outstanding
  at the end of period                                                   2,128          3,392

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.52        $ 11.89
    End of period                                                      $ 15.08        $ 13.52
  Accumulation units outstanding
  at the end of period                                                   3,016          2,855

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 14.44        $ 12.96
    End of period                                                      $ 14.87        $ 14.44
  Accumulation units outstanding
  at the end of period                                                  18,191         19,087

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 17.01        $ 14.72
    End of period                                                      $ 18.21        $ 17.01
  Accumulation units outstanding
  at the end of period                                                  28,627         31,659

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.05        $ 10.71
    End of period                                                      $ 11.07        $ 11.05
  Accumulation units outstanding
  at the end of period                                                   8,520          7,212

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $ 12.91        $ 12.55
    End of period                                                      $ 12.92        $ 12.91
  Accumulation units outstanding
  at the end of period                                                   5,958         10,287

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.53        $  9.22
    End of period                                                      $  8.84        $  9.53
  Accumulation units outstanding
  at the end of period                                                  75,301         63,963

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $  7.51        $  6.68
    End of period                                                      $  8.28        $  7.51
  Accumulation units outstanding
  at the end of period                                                   5,752          1,760

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.10        $ 11.74
    End of period                                                      $ 13.68        $ 13.10
  Accumulation units outstanding
  at the end of period                                                   9,149          9,153

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.10        $  9.36
    End of period                                                      $ 10.94        $ 10.10
  Accumulation units outstanding
  at the end of period                                                      --             --

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.25        $  9.98
    End of period                                                      $ 12.60        $ 11.25
  Accumulation units outstanding
  at the end of period                                                  29,068         31,693

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $  8.15        $  8.09
    End of period                                                      $  8.75        $  8.15
  Accumulation units outstanding
  at the end of period                                                  10,616         10,595

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 16.37        $ 14.90
    End of period                                                      $ 17.43        $ 16.37
  Accumulation units outstanding
  at the end of period                                                   4,224          4,420

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.69        $  9.63
    End of period                                                      $ 12.67        $ 11.69
  Accumulation units outstanding
  at the end of period                                                  58,013         56,413

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.88        $ 10.27
    End of period                                                      $ 11.35        $ 11.88
  Accumulation units outstanding
  at the end of period                                                  60,686         54,441

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.80        $  9.96
    End of period                                                      $ 10.37        $ 10.80
  Accumulation units outstanding
  at the end of period                                                      --             --

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 18.27        $ 15.92
    End of period                                                      $ 19.59        $ 18.27
  Accumulation units outstanding
  at the end of period                                                  36,457         34,592

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $  5.68        $  5.31
    End of period                                                      $  5.73        $  5.68
  Accumulation units outstanding
  at the end of period                                                      --             --

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.69        $ 10.96
    End of period                                                      $ 11.32        $ 10.69
  Accumulation units outstanding
  at the end of period                                                     674            674

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 12.03        $ 10.76
    End of period                                                      $ 12.56        $ 12.03
  Accumulation units outstanding
  at the end of period                                                      --            461

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 17.26        $ 14.48
    End of period                                                      $ 23.23        $ 17.26
  Accumulation units outstanding
  at the end of period                                                      --            842

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $  4.52        $  4.11
    End of period                                                      $  4.49        $  4.52
  Accumulation units outstanding
  at the end of period                                                      --             --

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.88        $  8.44
    End of period                                                      $ 13.35        $  9.88
  Accumulation units outstanding
  at the end of period                                                  64,992         67,735

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.85        $ 11.25
    End of period                                                      $ 12.65        $ 11.85
  Accumulation units outstanding
  at the end of period                                                  20,344         21,590

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                               $  11.11       $  10.50
    End of period                                                     $  11.73       $  11.11
  Accumulation units outstanding
  at the end of period                                                  27,226         21,946

Fifth Third Quality Growth VIP Division(575)

  Accumulation unit value:
    Beginning of period                                               $   7.15       $   6.71
    End of period                                                     $   7.46       $   7.15
  Accumulation units outstanding
  at the end of period                                                 101,214        114,822

Fifth Third Balanced VIP Division(585)

  Accumulation unit value:
    Beginning of period                                               $  12.08       $  11.39
    End of period                                                     $  12.13       $  12.08
  Accumulation units outstanding
  at the end of period                                                   1,940          1,941

Fifth Third Mid Cap VIP Division(575)

  Accumulation unit value:
    Beginning of period                                               $  14.96       $  13.51
    End of period                                                     $  16.20       $  14.96
  Accumulation units outstanding
  at the end of period                                                  25,452         29,001

Fifth Third Disciplined Value VIP Division(575)

  Accumulation unit value:
    Beginning of period                                               $  14.95       $  13.30
    End of period                                                     $  15.66       $  14.95
  Accumulation units outstanding
  at the end of period                                                  63,840         68,520

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division(692)

  Accumulation unit value:
    Beginning of period                                                $ 10.83        $10.12
    End of period                                                      $ 10.55        $10.83
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/MCM Value Line 25 Division(681)

  Accumulation unit value:
    Beginning of period                                                $ 11.43        $ 9.73
    End of period                                                      $ 15.61        $11.43
  Accumulation units outstanding
  at the end of period                                                   3,232            --

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                                                $ 10.90        $ 9.92
    End of period                                                      $ 11.88        $10.90
  Accumulation units outstanding
  at the end of period                                                  15,799            --

JNL/MCM VIP Division(678)

  Accumulation unit value:
    Beginning of period                                                $ 11.07        $ 9.95
    End of period                                                      $ 11.96        $11.07
  Accumulation units outstanding
  at the end of period                                                      --            --
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.63%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(743)
  Accumulation unit value:
    Beginning of period                                                $ 8.07           N/A
    End of period                                                      $ 8.43           N/A
  Accumulation units outstanding
  at the end of period                                                  3,849           N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                $24.73           N/A
    End of period                                                      $26.33           N/A
  Accumulation units outstanding
  at the end of period                                                  1,279           N/A

JNL/T. Rowe Price Mid-Cap Growth Division(612)

  Accumulation unit value:
    Beginning of period                                                $32.74         $29.25
    End of period                                                      $36.75         $32.74
  Accumulation units outstanding
  at the end of period                                                  1,962             --

JNL/JPMorgan International Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                $12.83           N/A
    End of period                                                      $14.36           N/A
  Accumulation units outstanding
  at the end of period                                                  2,412           N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Small Cap Index Division(612)

  Accumulation unit value:
    Beginning of period                                                $13.09         $11.56
    End of period                                                      $13.43         $13.09
  Accumulation units outstanding
  at the end of period                                                  5,019             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Lazard Small Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                $13.72           N/A
    End of period                                                      $14.83           N/A
  Accumulation units outstanding
  at the end of period                                                  1,502           N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                                                $11.01           N/A
    End of period                                                      $11.06           N/A
  Accumulation units outstanding
  at the end of period                                                  2,836           N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A           N/A
    End of period                                                        N/A           N/A
  Accumulation units outstanding
  at the end of period                                                   N/A           N/A

JNL/T. Rowe Price Value Division(612)

  Accumulation unit value:
    Beginning of period                                                $13.08         $11.80
    End of period                                                      $13.66         $13.08
  Accumulation units outstanding
  at the end of period                                                  4,833             --

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                  N/A           N/A
    End of period                                                        N/A           N/A
  Accumulation units outstanding
  at the end of period                                                   N/A           N/A

JNL/Oppenheimer Global Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                $10.85          N/A
    End of period                                                      $12.58          N/A
  Accumulation units outstanding
  at the end of period                                                  2,867          N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A           N/A
    End of period                                                        N/A           N/A
  Accumulation units outstanding
  at the end of period                                                   N/A           N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A           N/A
    End of period                                                        N/A           N/A
  Accumulation units outstanding
  at the end of period                                                   N/A           N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(737)

  Accumulation unit value:
    Beginning of period                                                $11.67         $11.67
    End of period                                                      $12.65         $11.67
  Accumulation units outstanding
  at the end of period                                                  2,767             --

JNL/MCM 25 Division(737)

  Accumulation unit value:
    Beginning of period                                                $11.86         $11.86
    End of period                                                      $11.32         $11.86
  Accumulation units outstanding
  at the end of period                                                  5,428             --

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A           N/A
    End of period                                                        N/A           N/A
  Accumulation units outstanding
  at the end of period                                                   N/A           N/A

JNL/MCM Select Small-Cap Division(737)

  Accumulation unit value:
    Beginning of period                                                $18.24         $18.24
    End of period                                                      $19.54         $18.24
  Accumulation units outstanding
  at the end of period                                                  1,791             --

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A           N/A
    End of period                                                        N/A           N/A
  Accumulation units outstanding
  at the end of period                                                   N/A           N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A           N/A
    End of period                                                        N/A           N/A
  Accumulation units outstanding
  at the end of period                                                   N/A           N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A           N/A
    End of period                                                        N/A           N/A
  Accumulation units outstanding
  at the end of period                                                   N/A           N/A

JNL/MCM Oil & Gas Sector Division(612)

  Accumulation unit value:
    Beginning of period                                                $17.23         $15.09
    End of period                                                      $23.19         $17.23
  Accumulation units outstanding
  at the end of period                                                  2,067             --

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A           N/A
    End of period                                                        N/A           N/A
  Accumulation units outstanding
  at the end of period                                                   N/A           N/A

JNL/MCM S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                  N/A           N/A
    End of period                                                        N/A           N/A
  Accumulation units outstanding
  at the end of period                                                   N/A           N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A           N/A
    End of period                                                        N/A           N/A
  Accumulation units outstanding
  at the end of period                                                   N/A           N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A           N/A
    End of period                                                        N/A           N/A
  Accumulation units outstanding
  at the end of period                                                   N/A           N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A           N/A
    End of period                                                        N/A           N/A
  Accumulation units outstanding
  at the end of period                                                   N/A           N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A           N/A
    End of period                                                        N/A           N/A
  Accumulation units outstanding
  at the end of period                                                   N/A           N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A           N/A
    End of period                                                        N/A           N/A
  Accumulation units outstanding
  at the end of period                                                   N/A           N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A           N/A
    End of period                                                        N/A           N/A
  Accumulation units outstanding
  at the end of period                                                   N/A           N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A           N/A
    End of period                                                        N/A           N/A
  Accumulation units outstanding
  at the end of period                                                   N/A           N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A           N/A
    End of period                                                        N/A           N/A
  Accumulation units outstanding
  at the end of period                                                   N/A           N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A           N/A
    End of period                                                        N/A           N/A
  Accumulation units outstanding
  at the end of period                                                   N/A           N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A           N/A
    End of period                                                        N/A           N/A
  Accumulation units outstanding
  at the end of period                                                   N/A           N/A

JNL/MCM Nasdaq 15 Division(743)

  Accumulation unit value:
    Beginning of period                                                $10.42          N/A
    End of period                                                      $10.55          N/A
  Accumulation units outstanding
  at the end of period                                                  3,127          N/A

JNL/MCM Value Line 25 Division(737)

  Accumulation unit value:
    Beginning of period                                                $11.43         $11.43
    End of period                                                      $15.60         $11.43
  Accumulation units outstanding
  at the end of period                                                  5,156             --

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                  N/A           N/A
    End of period                                                        N/A           N/A
  Accumulation units outstanding
  at the end of period                                                   N/A           N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A           N/A
    End of period                                                        N/A           N/A
  Accumulation units outstanding
  at the end of period                                                   N/A           N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.645%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(685)

  Accumulation unit value:
    Beginning of period                                                $ 8.21         $ 7.52
    End of period                                                      $ 8.42         $ 8.21
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Capital Growth Division(603)

  Accumulation unit value:
    Beginning of period                                                $20.52         $18.27
    End of period                                                      $21.43         $20.52
  Accumulation units outstanding
  at the end of period                                                    465            468

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                $23.42           N/A
    End of period                                                      $26.26           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                $21.30           N/A
    End of period                                                      $22.72           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/Select Balanced Division(585)

  Accumulation unit value:
    Beginning of period                                                $22.49         $20.45
    End of period                                                      $23.30         $22.49
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division(698)

  Accumulation unit value:
    Beginning of period                                                $19.72         $18.51
    End of period                                                      $21.10         $19.72
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Putnam Value Equity Division(623)

  Accumulation unit value:
    Beginning of period                                                $19.36         $17.62
    End of period                                                      $19.98         $19.36
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Money Market Division(590)

  Accumulation unit value:
    Beginning of period                                                $11.95         $11.99
    End of period                                                      $12.07         $11.95
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division(603)

  Accumulation unit value:
    Beginning of period                                                $15.22         $14.69
    End of period                                                      $15.32         $15.22
  Accumulation units outstanding
  at the end of period                                                  2,931            623

JNL/Salomon Brothers Strategic Bond Division(603)

  Accumulation unit value:
    Beginning of period                                                $18.19         $17.09
    End of period                                                      $18.37         $18.19
  Accumulation units outstanding
  at the end of period                                                  1,639            357

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(606)

  Accumulation unit value:
    Beginning of period                                                $25.19         $23.61
    End of period                                                      $26.28         $25.19
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Mid-Cap Growth Division(606)

  Accumulation unit value:
    Beginning of period                                                $32.69         $29.71
    End of period                                                      $36.70         $32.69
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Equity Division(658)

  Accumulation unit value:
    Beginning of period                                                $13.17         $11.38
    End of period                                                      $14.34         $13.17
  Accumulation units outstanding
  at the end of period                                                    662             --

JNL/Alger Growth Division(709)

  Accumulation unit value:
    Beginning of period                                                $17.06         $16.24
    End of period                                                      $18.85         $17.06
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle Core Equity Division(658)

  Accumulation unit value:
    Beginning of period                                                $16.84         $15.24
    End of period                                                      $17.13         $16.84
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle SmallCap Equity Division(658)

  Accumulation unit value:
    Beginning of period                                                $19.18         $16.34
    End of period                                                      $19.34         $19.18
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(589)

  Accumulation unit value:
    Beginning of period                                                $10.44         $ 9.68
    End of period                                                      $10.72         $10.44
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM S&P 400 MidCap Index Division(598)

  Accumulation unit value:
    Beginning of period                                                $12.77         $11.37
    End of period                                                      $14.07         $12.77
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Alliance Capital Growth Division(698)

  Accumulation unit value:
    Beginning of period                                                $ 9.76         $ 9.26
    End of period                                                      $ 8.87         $ 9.76
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Value Division(623)

  Accumulation unit value:
    Beginning of period                                                $10.29         $ 8.64
    End of period                                                      $12.00         $10.29
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PIMCO Total Return Bond Division(585)

  Accumulation unit value:
    Beginning of period                                                $13.74         $13.17
    End of period                                                      $13.82         $13.74
  Accumulation units outstanding
  at the end of period                                                  7,123          1,155

JNL/MCM Small Cap Index Division(598)

  Accumulation unit value:
    Beginning of period                                                $13.09         $11.30
    End of period                                                      $13.42         $13.09
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(598)

  Accumulation unit value:
    Beginning of period                                                $13.50         $11.61
    End of period                                                      $15.05         $13.50
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Lazard Small Cap Value Division(603)

  Accumulation unit value:
    Beginning of period                                                $14.39         $12.96
    End of period                                                      $14.82         $14.39
  Accumulation units outstanding
  at the end of period                                                    601            141

JNL/Lazard Mid Cap Value Division(603)

  Accumulation unit value:
    Beginning of period                                                $16.96         $14.99
    End of period                                                      $18.15         $16.96
  Accumulation units outstanding
  at the end of period                                                    756            244

JNL/MCM Bond Index Division(598)

  Accumulation unit value:
    Beginning of period                                                $11.03         $10.57
    End of period                                                      $11.05         $11.03
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Salomon Brothers High Yield Bond Division(675)

  Accumulation unit value:
    Beginning of period                                                $12.85         $12.52
    End of period                                                      $12.85         $12.85
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Dow(SM) 10 Division(598)

  Accumulation unit value:
    Beginning of period                                                $ 9.50         $ 8.91
    End of period                                                      $ 8.82         $ 9.50
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                $ 7.81           N/A
    End of period                                                      $ 8.26           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/T. Rowe Price Value Division(606)

  Accumulation unit value:
    Beginning of period                                                $13.07         $11.94
    End of period                                                      $13.65         $13.07
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Balanced Division(704)

  Accumulation unit value:
    Beginning of period                                                $10.08         $ 9.81
    End of period                                                      $10.91         $10.08
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Global Growth Division(589)

  Accumulation unit value:
    Beginning of period                                                $11.24         $ 9.76
    End of period                                                      $12.57         $11.24
  Accumulation units outstanding
  at the end of period                                                    250            251

JNL/Oppenheimer Growth Division(585)

  Accumulation unit value:
    Beginning of period                                                $ 8.13         $ 7.87
    End of period                                                      $ 8.73         $ 8.13
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Value Division(585)

  Accumulation unit value:
    Beginning of period                                                $16.35         $14.43
    End of period                                                      $17.40         $16.35
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(598)

  Accumulation unit value:
    Beginning of period                                                $11.66         $ 9.48
    End of period                                                      $12.64         $11.66
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM 25 Division(585)

  Accumulation unit value:
    Beginning of period                                                $11.85         $ 9.87
    End of period                                                      $11.32         $11.85
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                $10.38           N/A
    End of period                                                      $10.34           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/MCM Select Small-Cap Division(598)

  Accumulation unit value:
    Beginning of period                                                $18.23         $15.56
    End of period                                                      $19.53         $18.23
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Technology Sector Division(712)

  Accumulation unit value:
    Beginning of period                                                $ 5.66         $ 5.56
    End of period                                                      $ 5.71         $ 5.66
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Healthcare Sector Division(705)

  Accumulation unit value:
    Beginning of period                                                $10.66         $10.21
    End of period                                                      $11.28         $10.66
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                $11.59           N/A
    End of period                                                      $12.52           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/MCM Oil & Gas Sector Division(623)

  Accumulation unit value:
    Beginning of period                                                $17.21         $15.15
    End of period                                                      $23.16         $17.21
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Communications Sector Division(686)

  Accumulation unit value:
    Beginning of period                                                $ 4.50         $ 4.24
    End of period                                                      $ 4.47         $ 4.50
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM S&P(R) 10 Division(598)

  Accumulation unit value:
    Beginning of period                                                $ 9.86         $ 8.50
    End of period                                                      $13.31         $ 9.86
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(603)

  Accumulation unit value:
    Beginning of period                                                $11.84         $11.10
    End of period                                                      $12.62         $11.84
  Accumulation units outstanding
  at the end of period                                                    710            165

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(675)

  Accumulation unit value:
    Beginning of period                                                $11.10         $10.44
    End of period                                                      $11.71         $11.10
  Accumulation units outstanding
  at the end of period                                                     --             --

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                $ 6.84           N/A
    End of period                                                      $ 7.44           N/A
  Accumulation units outstanding
  at the end of period                                                  3,404           N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division(603)

  Accumulation unit value:
    Beginning of period                                                $14.95         $13.95
    End of period                                                      $16.17         $14.95
  Accumulation units outstanding
  at the end of period                                                    831            262

Fifth Third Disciplined Value VIP Division(603)

  Accumulation unit value:
    Beginning of period                                                $14.93         $13.88
    End of period                                                      $15.64         $14.93
  Accumulation units outstanding
  at the end of period                                                  2,235            615

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division(676)

  Accumulation unit value:
    Beginning of period                                                $10.83         $10.00
    End of period                                                      $10.54         $10.83
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Value Line 25 Division(698)

  Accumulation unit value:
    Beginning of period                                                $11.42         $10.47
    End of period                                                      $15.60         $11.42
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                                                $10.90         $10.75
    End of period                                                      $11.87         $10.90
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM VIP Division(699)

  Accumulation unit value:
    Beginning of period                                                $11.07         $10.44
    End of period                                                      $11.96         $11.07
  Accumulation units outstanding
  at the end of period                                                     --             --
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.65%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 8.21         $ 7.58
    End of period                                                      $ 8.42         $ 8.21
  Accumulation units outstanding
  at the end of period                                                  6,020          4,027

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $20.51         $18.21
    End of period                                                      $21.42         $20.51
  Accumulation units outstanding
  at the end of period                                                  2,879            637

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $25.49         $24.36
    End of period                                                      $26.25         $25.49
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $22.66         $ 5.36
    End of period                                                      $22.71         $22.66
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $22.48         $20.88
    End of period                                                      $23.28         $22.48
  Accumulation units outstanding
  at the end of period                                                  8,059          1,490

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $19.72         $17.89
    End of period                                                      $21.09         $19.72
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $19.35         $18.09
    End of period                                                      $19.97         $19.35
  Accumulation units outstanding
  at the end of period                                                    120          1,595

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.94         $12.00
    End of period                                                      $12.07         $11.94
  Accumulation units outstanding
  at the end of period                                                  1,115            164

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                  N/A          $15.12
    End of period                                                        N/A          $15.66
  Accumulation units outstanding
  at the end of period                                                   N/A              --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $15.21         $14.67
    End of period                                                      $15.32         $15.21
  Accumulation units outstanding
  at the end of period                                                 24,176          7,279

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.19         $17.08
    End of period                                                      $18.36         $18.19
  Accumulation units outstanding
  at the end of period                                                 18,655          4,726

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $25.17         $23.42
    End of period                                                      $26.27         $25.17
  Accumulation units outstanding
  at the end of period                                                  3,186          2,545

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $32.68         $29.18
    End of period                                                      $36.68         $32.68
  Accumulation units outstanding
  at the end of period                                                  1,869            121

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.16         $11.77
    End of period                                                      $14.33         $13.16
  Accumulation units outstanding
  at the end of period                                                 12,881          2,693

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.05         $16.26
    End of period                                                      $18.84         $17.05
  Accumulation units outstanding
  at the end of period                                                  1,002            150

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.84         $15.83
    End of period                                                      $17.12         $16.84
  Accumulation units outstanding
  at the end of period                                                  3,957            304

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $19.17         $17.12
    End of period                                                      $19.33         $19.17
  Accumulation units outstanding
  at the end of period                                                  4,059            770

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.43         $ 9.69
    End of period                                                      $10.71         $10.43
  Accumulation units outstanding
  at the end of period                                                  9,042            986

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.77         $11.50
    End of period                                                      $14.07         $12.77
  Accumulation units outstanding
  at the end of period                                                  4,377            273

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.76         $ 9.29
    End of period                                                      $ 8.87         $ 9.76
  Accumulation units outstanding
  at the end of period                                                     --            314

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.29         $ 9.02
    End of period                                                      $12.00         $10.29
  Accumulation units outstanding
  at the end of period                                                  5,025             --

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.73         $13.27
    End of period                                                      $13.82         $13.73
  Accumulation units outstanding
  at the end of period                                                 62,054         19,136

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.09         $11.55
    End of period                                                      $13.42         $13.09
  Accumulation units outstanding
  at the end of period                                                  2,811            160

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.50         $11.88
    End of period                                                      $15.05         $13.50
  Accumulation units outstanding
  at the end of period                                                  4,656            909

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $14.39         $12.92
    End of period                                                      $14.81         $14.39
  Accumulation units outstanding
  at the end of period                                                 13,773          3,773

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.95         $14.68
    End of period                                                      $18.14         $16.95
  Accumulation units outstanding
  at the end of period                                                 23,480          5,524

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.03         $10.70
    End of period                                                      $11.05         $11.03
  Accumulation units outstanding
  at the end of period                                                 10,480          5,748

JNL/Salomon Brothers High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.86         $12.68
    End of period                                                      $12.87         $12.86
  Accumulation units outstanding
  at the end of period                                                  8,307          2,054

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.50         $ 9.20
    End of period                                                      $ 8.81         $ 9.50
  Accumulation units outstanding
  at the end of period                                                 90,566         14,308

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.49          $ 6.66
    End of period                                                      $ 8.26          $ 7.49
  Accumulation units outstanding
  at the end of period                                                     --              --

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.07          $11.71
    End of period                                                      $13.64          $13.07
  Accumulation units outstanding
  at the end of period                                                  3,560             105

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.08          $ 9.34
    End of period                                                      $10.91          $10.08
  Accumulation units outstanding
  at the end of period                                                  3,191             254

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.23          $ 9.96
    End of period                                                      $12.57          $11.23
  Accumulation units outstanding
  at the end of period                                                  5,687           2,738

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 8.13          $ 8.08
    End of period                                                      $ 8.73          $ 8.13
  Accumulation units outstanding
  at the end of period                                                  3,377             314

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.35          $14.89
    End of period                                                      $17.40          $16.35
  Accumulation units outstanding
  at the end of period                                                  2,844           1,999

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                               $  11.65        $  9.60
    End of period                                                     $  12.63        $ 11.65
  Accumulation units outstanding
  at the end of period                                                  58,389         11,697

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                               $  11.85        $ 10.25
    End of period                                                     $  11.31        $ 11.85
  Accumulation units outstanding
  at the end of period                                                  75,054         15,080

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                               $  10.77        $  9.94
    End of period                                                     $  10.34        $ 10.77
  Accumulation units outstanding
  at the end of period                                                      --             --

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                               $  18.22        $ 15.88
    End of period                                                     $  19.52        $ 18.22
  Accumulation units outstanding
  at the end of period                                                  36,129          7,607

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                               $   5.66        $  5.30
    End of period                                                     $   5.71        $  5.66
  Accumulation units outstanding
  at the end of period                                                      --             --

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                               $  10.66        $ 10.93
    End of period                                                     $  11.28        $ 10.66
  Accumulation units outstanding
  at the end of period                                                     513             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                               $  11.99        $  9.55
    End of period                                                     $  12.52        $ 11.99
  Accumulation units outstanding
  at the end of period                                                     335             --

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                               $  17.21        $ 11.59
    End of period                                                     $  23.15        $ 17.21
  Accumulation units outstanding
  at the end of period                                                   2,878             --

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                               $   4.50        $  4.10
    End of period                                                     $   4.47        $  4.50
  Accumulation units outstanding
  at the end of period                                                      --             --

JNL/MCM  S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                               $   9.86        $  8.42
    End of period                                                     $  13.31        $  9.86
  Accumulation units outstanding
  at the end of period                                                  56,495         13,984

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                               $  11.84        $ 11.24
    End of period                                                     $  12.62        $ 11.84
  Accumulation units outstanding
  at the end of period                                                  13,453          4,262

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                               $  11.10        $ 10.49
    End of period                                                     $  11.71        $ 11.10
  Accumulation units outstanding
  at the end of period                                                   2,808          2,301

Fifth Third Quality Growth VIP Division(597)

  Accumulation unit value:
    Beginning of period                                               $   7.13        $  7.01
    End of period                                                     $   7.44        $  7.13
  Accumulation units outstanding
  at the end of period                                                  75,891         14,498

Fifth Third Balanced VIP Division(704)

  Accumulation unit value:
    Beginning of period                                               $  12.07        $ 11.79
    End of period                                                     $  12.11        $ 12.07
  Accumulation units outstanding
  at the end of period                                                     932            932

Fifth Third Mid Cap VIP Division(597)

  Accumulation unit value:
    Beginning of period                                               $  14.95        $ 14.15
    End of period                                                     $  16.17        $ 14.95
  Accumulation units outstanding
  at the end of period                                                  19,427          4,948

Fifth Third Disciplined Value VIP Division(636)

  Accumulation unit value:
    Beginning of period                                               $  14.93        $ 13.38
    End of period                                                     $  15.63        $ 14.93
  Accumulation units outstanding
  at the end of period                                                  44,971          8,571

JNL/AIM Real Estate Division(830)

  Accumulation unit value:
    Beginning of period                                               $  10.00          N/A
    End of period                                                     $  11.57          N/A
  Accumulation units outstanding
  at the end of period                                                   3,061          N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division(872)

  Accumulation unit value:
    Beginning of period                                               $  10.00          N/A
    End of period                                                     $  11.27          N/A
  Accumulation units outstanding
  at the end of period                                                   1,207          N/A

JNL/Franklin Templeton Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                                                $ 10.00          N/A
    End of period                                                      $ 10.91          N/A
  Accumulation units outstanding
  at the end of period                                                   5,795          N/A

JNL/MCM Nasdaq 15 Division(679)

  Accumulation unit value:
    Beginning of period                                               $  10.83        $  9.84
    End of period                                                     $  10.54        $ 10.83
  Accumulation units outstanding
  at the end of period                                                  15,666          1,830

JNL/MCM Value Line 25 Division(679)

  Accumulation unit value:
    Beginning of period                                               $  11.42        $  9.77
    End of period                                                     $  15.60        $ 11.42
  Accumulation units outstanding
  at the end of period                                                  72,394          1,814

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                                               $  10.90        $  9.77
    End of period                                                     $  11.87        $ 10.90
  Accumulation units outstanding
  at the end of period                                                 556,061         23,508

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                                               $  11.07        $  9.89
    End of period                                                     $  11.96        $ 11.07
  Accumulation units outstanding
  at the end of period                                                  32,432          1,854
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.67%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                   N/A            N/A
    End of period                                                         N/A            N/A
  Accumulation units outstanding
  at the end of period                                                    N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                   N/A            N/A
    End of period                                                         N/A            N/A
  Accumulation units outstanding
  at the end of period                                                    N/A            N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                   N/A            N/A
    End of period                                                         N/A            N/A
  Accumulation units outstanding
  at the end of period                                                    N/A            N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                   N/A            N/A
    End of period                                                         N/A            N/A
  Accumulation units outstanding
  at the end of period                                                    N/A            N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                   N/A            N/A
    End of period                                                         N/A            N/A
  Accumulation units outstanding
  at the end of period                                                    N/A            N/A

JNL/Salomon Brothers Strategic Bond Division(592)

  Accumulation unit value:
    Beginning of period                                                $18.15         $16.95
    End of period                                                      $18.32         $18.15
  Accumulation units outstanding
  at the end of period                                                    152             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                                                $10.90         $ 9.78
    End of period                                                      $11.86         $10.90
  Accumulation units outstanding
  at the end of period                                                  4,554             --

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.70%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 8.18         $ 7.56
    End of period                                                      $ 8.39         $ 8.18
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $20.41         $18.12
    End of period                                                      $21.30         $20.41
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $25.38         $24.26
    End of period                                                      $26.12         $25.38
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $22.55         $10.23
    End of period                                                      $22.59         $22.55
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $22.37         $20.78
    End of period                                                      $23.16         $22.37
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $19.62         $17.80
    End of period                                                      $20.98         $19.62
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $19.26         $18.01
    End of period                                                      $19.87         $19.26
  Accumulation units outstanding
  at the end of period                                                    221            221

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.87         $11.92
    End of period                                                      $11.98         $11.87
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                  N/A          $15.05
    End of period                                                        N/A          $15.59
  Accumulation units outstanding
  at the end of period                                                   N/A              --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $15.14         $14.60
    End of period                                                      $15.24         $15.14
  Accumulation units outstanding
  at the end of period                                                  5,017          2,609

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.10         $17.00
    End of period                                                      $18.26         $18.10
  Accumulation units outstanding
  at the end of period                                                  5,467          2,177

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $25.05         $23.32
    End of period                                                      $26.13         $25.05
  Accumulation units outstanding
  at the end of period                                                    511             --

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $32.52         $29.05
    End of period                                                      $36.48         $32.52
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.10         $11.72
    End of period                                                      $14.25         $13.10
  Accumulation units outstanding
  at the end of period                                                  2,235          1,251

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.98         $16.19
    End of period                                                      $18.74         $16.98
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.77         $15.77
    End of period                                                      $17.04         $16.77
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $19.09         $17.05
    End of period                                                      $19.24         $19.09
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                              $ 10.42          $ 9.68
    End of period                                                    $ 10.69          $10.42
  Accumulation units outstanding
  at the end of period                                                    --              --

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                              $ 12.75          $11.49
    End of period                                                    $ 14.04          $12.75
  Accumulation units outstanding
  at the end of period                                                    --              --

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                              $  9.73          $ 9.26
    End of period                                                    $  7.93          $ 9.73
  Accumulation units outstanding
  at the end of period                                                    --             769

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                              $ 10.25          $ 8.99
    End of period                                                    $ 11.95          $10.25
  Accumulation units outstanding
  at the end of period                                                 1,327             817

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                              $ 13.68          $13.23
    End of period                                                    $ 13.77          $13.68
  Accumulation units outstanding
  at the end of period                                                14,895           5,624

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                              $ 13.07          $11.54
    End of period                                                    $ 13.39          $13.07
  Accumulation units outstanding
  at the end of period                                                    --              --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.49         $11.87
    End of period                                                      $15.02         $13.49
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $14.34         $12.88
    End of period                                                      $14.75         $14.34
  Accumulation units outstanding
  at the end of period                                                  1,792          1,069

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.89         $14.63
    End of period                                                      $18.07         $16.89
  Accumulation units outstanding
  at the end of period                                                  2,428          1,539

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.02         $10.69
    End of period                                                      $11.04         $11.02
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $12.82         $12.47
    End of period                                                      $12.81         $12.82
  Accumulation units outstanding
  at the end of period                                                    452             --

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.47         $ 9.17
    End of period                                                      $ 8.79         $ 9.47
  Accumulation units outstanding
  at the end of period                                                  4,507            269

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.47         $ 6.65
    End of period                                                      $ 8.24         $ 7.47
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.04         $11.69
    End of period                                                      $13.60         $13.04
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.05         $ 9.32
    End of period                                                      $10.88         $10.05
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.21         $ 9.95
    End of period                                                      $12.54         $11.21
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 8.12         $ 8.06
    End of period                                                      $ 8.71         $ 8.12
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.33         $14.88
    End of period                                                      $17.37         $16.33
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.62         $ 9.58
    End of period                                                      $12.59         $11.62
  Accumulation units outstanding
  at the end of period                                                  4,438            237

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.81         $10.22
    End of period                                                      $11.28         $11.81
  Accumulation units outstanding
  at the end of period                                                  4,749            223

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.74         $ 9.91
    End of period                                                      $10.30         $10.74
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.17         $15.84
    End of period                                                      $19.46         $18.17
  Accumulation units outstanding
  at the end of period                                                  2,875            153

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                 $5.65         $ 5.29
    End of period                                                       $5.69         $ 5.65
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.63         $10.91
    End of period                                                      $11.25         $10.63
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.96         $10.71
    End of period                                                      $12.48         $11.96
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.16         $14.42
    End of period                                                      $23.08         $17.16
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 4.49         $ 4.09
    End of period                                                      $ 4.46         $ 4.49
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.83         $ 8.40
    End of period                                                      $13.26         $ 9.83
  Accumulation units outstanding
  at the end of period                                                  4,306            273

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.82         $11.22
    End of period                                                      $12.60         $11.82
  Accumulation units outstanding
  at the end of period                                                  2,161          1,299

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.08        $10.47
    End of period                                                      $ 11.68        $11.08
  Accumulation units outstanding
  at the end of period                                                      --            --

Fifth Third Quality Growth VIP Division(585)

  Accumulation unit value:
    Beginning of period                                                $  7.12        $ 6.77
    End of period                                                      $  7.42        $ 7.12
  Accumulation units outstanding
  at the end of period                                                  12,416         7,664

Fifth Third Balanced VIP Division(585)

  Accumulation unit value:
    Beginning of period                                                $ 12.05        $11.37
    End of period                                                      $ 12.09        $12.05
  Accumulation units outstanding
  at the end of period                                                     878           511

Fifth Third Mid Cap VIP Division(585)

  Accumulation unit value:
    Beginning of period                                                $ 14.93        $13.71
    End of period                                                      $ 16.14        $14.93
  Accumulation units outstanding
  at the end of period                                                   2,711         1,703

Fifth Third Disciplined Value VIP Division(654)

  Accumulation unit value:
    Beginning of period                                                $ 14.91        $13.90
    End of period                                                      $ 15.61        $14.91
  Accumulation units outstanding
  at the end of period                                                   5,066         3,164

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division(690)

  Accumulation unit value:
    Beginning of period                                                $ 10.83        $ 9.85
    End of period                                                      $ 10.54        $10.83
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/MCM Value Line 25 Division(680)

  Accumulation unit value:
    Beginning of period                                                $ 11.42        $ 9.76
    End of period                                                      $ 15.59        $11.42
  Accumulation units outstanding
  at the end of period                                                   2,956            --

JNL/MCM JNL 5 Division(686)

  Accumulation unit value:
    Beginning of period                                                $ 10.90        $ 9.72
    End of period                                                      $ 11.86        $10.90
  Accumulation units outstanding
  at the end of period                                                  11,090            --

JNL/MCM VIP Division(686)

  Accumulation unit value:
    Beginning of period                                                $ 11.07        $ 9.76
    End of period                                                      $ 11.95        $11.07
  Accumulation units outstanding
  at the end of period                                                   2,136            --
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.75%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 8.16         $ 7.54
    End of period                                                      $ 8.36         $ 8.16
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $20.31         $18.04
    End of period                                                      $21.19         $20.31
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $25.25         $24.14
    End of period                                                      $25.97         $25.25
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Global Growth Division(679)

  Accumulation unit value:
    Beginning of period                                                $22.44         $20.21
    End of period                                                      $22.47         $22.44
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $22.26         $20.69
    End of period                                                      $23.04         $22.26
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $19.62         $17.81
    End of period                                                      $20.97         $19.62
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $19.17         $17.93
    End of period                                                      $19.76         $19.17
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.81         $11.87
    End of period                                                      $11.92         $11.81
  Accumulation units outstanding
  at the end of period                                                     96             --

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                 N/A           $14.98
    End of period                                                       N/A           $15.51
  Accumulation units outstanding
  at the end of period                                                  N/A               --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $15.07         $14.53
    End of period                                                      $15.15         $15.07
  Accumulation units outstanding
  at the end of period                                                  5,681            298

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.01         $16.92
    End of period                                                      $18.16         $18.01
  Accumulation units outstanding
  at the end of period                                                  3,529            127

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $24.93         $23.21
    End of period                                                      $25.99         $24.93
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $32.37         $28.92
    End of period                                                      $36.29         $32.37
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.04         $11.66
    End of period                                                      $14.18         $13.04
  Accumulation units outstanding
  at the end of period                                                  1,653            233

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.91         $16.13
    End of period                                                      $18.66         $16.91
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.76         $15.77
    End of period                                                      $17.03         $16.76
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $19.01         $16.99
    End of period                                                      $19.15         $19.01
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.40        $ 9.67
    End of period                                                      $ 10.67        $10.40
  Accumulation units outstanding
  at the end of period                                                   3,229            --

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 12.73        $11.47
    End of period                                                      $ 14.01        $12.73
  Accumulation units outstanding
  at the end of period                                                     713            --

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.70        $ 9.23
    End of period                                                      $  8.81        $ 9.70
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.23        $ 8.98
    End of period                                                      $ 11.92        $10.23
  Accumulation units outstanding
  at the end of period                                                     112            --

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.64        $13.18
    End of period                                                      $ 13.71        $13.64
  Accumulation units outstanding
  at the end of period                                                  12,117           494

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.05        $11.52
    End of period                                                      $ 13.36        $13.05
  Accumulation units outstanding
  at the end of period                                                     585            --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.46         $11.85
    End of period                                                      $14.99         $13.46
  Accumulation units outstanding
  at the end of period                                                  1,127             --

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $14.29         $12.84
    End of period                                                      $14.69         $14.29
  Accumulation units outstanding
  at the end of period                                                  1,211            174

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.84         $14.59
    End of period                                                      $18.00         $16.84
  Accumulation units outstanding
  at the end of period                                                  1,701            238

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.00         $10.67
    End of period                                                      $11.01         $11.00
  Accumulation units outstanding
  at the end of period                                                  1,968             --

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $12.77         $12.42
    End of period                                                      $12.76         $12.77
  Accumulation units outstanding
  at the end of period                                                    574             --

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.45         $ 9.15
    End of period                                                      $ 8.76         $ 9.45
  Accumulation units outstanding
  at the end of period                                                    472             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.30         $ 6.50
    End of period                                                      $ 8.04         $ 7.30
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.01         $11.67
    End of period                                                      $13.57         $13.01
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.03         $ 9.30
    End of period                                                      $10.85         $10.03
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.19         $ 9.93
    End of period                                                      $12.51         $11.19
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 8.09         $ 8.05
    End of period                                                      $ 8.68         $ 8.09
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.32         $14.87
    End of period                                                      $17.34         $16.32
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.59         $ 9.56
    End of period                                                      $12.55         $11.59
  Accumulation units outstanding
  at the end of period                                                    374             --

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.78         $10.20
    End of period                                                      $11.24         $11.78
  Accumulation units outstanding
  at the end of period                                                    366             --

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.71         $ 9.89
    End of period                                                      $10.27         $10.71
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.12         $15.80
    End of period                                                      $19.40         $18.12
  Accumulation units outstanding
  at the end of period                                                    157             --

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 5.63         $ 5.27
    End of period                                                      $ 5.67         $ 5.63
  Accumulation units outstanding
  at the end of period                                                    207             --

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.60         $10.88
    End of period                                                      $11.21         $10.60
  Accumulation units outstanding
  at the end of period                                                    102             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.93         $10.69
    End of period                                                      $12.44         $11.93
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.11         $14.38
    End of period                                                      $23.00         $17.11
  Accumulation units outstanding
  at the end of period                                                    191             --

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 4.48         $ 4.08
    End of period                                                      $ 4.44         $ 4.48
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.80         $ 8.38
    End of period                                                      $13.22         $ 9.80
  Accumulation units outstanding
  at the end of period                                                    491             --

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.80         $11.21
    End of period                                                      $12.57         $11.80
  Accumulation units outstanding
  at the end of period                                                  1,358            212

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.06         $10.46
    End of period                                                      $11.66         $11.06
  Accumulation units outstanding
  at the end of period                                                     --             --

Fifth Third Quality Growth VIP Division(681)

  Accumulation unit value:
    Beginning of period                                                $ 7.10         $ 6.49
    End of period                                                      $ 7.41         $ 7.10
  Accumulation units outstanding
  at the end of period                                                  7,385          1,303

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division(681)

  Accumulation unit value:
    Beginning of period                                                $14.91         $13.29
    End of period                                                      $16.12         $14.91
  Accumulation units outstanding
  at the end of period                                                  1,708            268

Fifth Third Disciplined Value VIP Division(681)

  Accumulation unit value:
    Beginning of period                                                $14.90         $14.00
    End of period                                                      $15.58         $14.90
  Accumulation units outstanding
  at the end of period                                                  4,631            605

JNL/AIM Real Estate Division(837)

  Accumulation unit value:
    Beginning of period                                                $10.26           N/A
    End of period                                                      $11.57           N/A
  Accumulation units outstanding
  at the end of period                                                    109           N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                                                $10.38           N/A
    End of period                                                      $10.90           N/A
  Accumulation units outstanding
  at the end of period                                                    110           N/A

JNL/MCM Nasdaq 15 Division(679)

  Accumulation unit value:
    Beginning of period                                                $10.82         $ 9.84
    End of period                                                      $10.53         $10.82
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Value Line 25 Division(697)

  Accumulation unit value:
    Beginning of period                                                $11.42         $10.31
    End of period                                                      $15.58         $11.42
  Accumulation units outstanding
  at the end of period                                                    342             --

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                                                $10.90         $ 9.73
    End of period                                                      $11.85         $10.90
  Accumulation units outstanding
  at the end of period                                                  2,822             --

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                                                $11.07         $10.14
    End of period                                                      $11.94         $11.07
  Accumulation units outstanding
  at the end of period                                                    605             --
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.76%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/FMR Capital Growth Division(631)

  Accumulation unit value:
    Beginning of period                                                $20.29         $16.93
    End of period                                                      $21.17         $20.29
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Large Cap Growth Division(694)

  Accumulation unit value:
    Beginning of period                                                $25.22         $23.34
    End of period                                                      $25.94         $25.22
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                $21.98         N/A
    End of period                                                      $22.45         N/A
  Accumulation units outstanding
  at the end of period                                                     --         N/A

JNL/Select Balanced Division(618)

  Accumulation unit value:
    Beginning of period                                                $22.24         $20.64
    End of period                                                      $23.01         $22.24
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                $19.54           N/A
    End of period                                                      $20.84           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Money Market Division(704)

  Accumulation unit value:
    Beginning of period                                                $11.82         $11.82
    End of period                                                      $11.93         $11.82
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PPM America High Yield Bond Division(618)

  Accumulation unit value:
    Beginning of period                                                  N/A          $15.09
    End of period                                                        N/A          $15.50
  Accumulation units outstanding
  at the end of period                                                   N/A              --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(618)

  Accumulation unit value:
    Beginning of period                                                $15.05         $14.66
    End of period                                                      $15.14         $15.05
  Accumulation units outstanding
  at the end of period                                                  4,506          1,771

JNL/Salomon Brothers Strategic Bond Division(618)

  Accumulation unit value:
    Beginning of period                                                $17.99         $17.10
    End of period                                                      $18.14         $17.99
  Accumulation units outstanding
  at the end of period                                                  2,218          1,015

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                $23.87           N/A
    End of period                                                      $25.96           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                $31.57           N/A
    End of period                                                      $36.25           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/JPMorgan International Equity Division(635)

  Accumulation unit value:
    Beginning of period                                                $13.02         $10.89
    End of period                                                      $14.16         $13.02
  Accumulation units outstanding
  at the end of period                                                  4,353          1,460

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A           N/A
    End of period                                                        N/A           N/A
  Accumulation units outstanding
  at the end of period                                                   N/A           N/A

JNL/Eagle Core Equity Division(694)

  Accumulation unit value:
    Beginning of period                                                $16.68         $15.45
    End of period                                                      $16.94         $16.68
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle SmallCap Equity Division(682)

  Accumulation unit value:
    Beginning of period                                                $19.00         $16.34
    End of period                                                      $19.14         $19.00
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(618)

  Accumulation unit value:
    Beginning of period                                                $10.40         $ 9.57
    End of period                                                      $10.67         $10.40
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM S&P 400 MidCap Index Division(618)

  Accumulation unit value:
    Beginning of period                                                $12.73         $11.28
    End of period                                                      $14.00         $12.73
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                $10.73           N/A
    End of period                                                      $11.90           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/PIMCO Total Return Bond Division(618)

  Accumulation unit value:
    Beginning of period                                                $13.63         $13.26
    End of period                                                      $13.70         $13.63
  Accumulation units outstanding
  at the end of period                                                 10,930          4,213

JNL/MCM Small Cap Index Division(618)

  Accumulation unit value:
    Beginning of period                                                $13.04         $11.28
    End of period                                                      $13.36         $13.04
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(618)

  Accumulation unit value:
    Beginning of period                                                $13.45         $11.76
    End of period                                                      $14.98         $13.45
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Lazard Small Cap Value Division(635)

  Accumulation unit value:
    Beginning of period                                                $14.28         $11.94
    End of period                                                      $14.68         $14.28
  Accumulation units outstanding
  at the end of period                                                  2,923            995

JNL/Lazard Mid Cap Value Division(635)

  Accumulation unit value:
    Beginning of period                                                $16.82         $13.94
    End of period                                                      $17.99         $16.82
  Accumulation units outstanding
  at the end of period                                                  4,132          1,541

JNL/MCM Bond Index Division(618)

  Accumulation unit value:
    Beginning of period                                                $11.00         $10.76
    End of period                                                      $11.00         $11.00
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $12.77         $12.42
    End of period                                                      $12.75         $12.77
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Dow(SM) 10 Division(618)

  Accumulation unit value:
    Beginning of period                                                 $9.44         $8.77
    End of period                                                       $8.75         $9.44
  Accumulation units outstanding
  at the end of period                                                     --            --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                $ 8.22           N/A
    End of period                                                      $ 8.21           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/T. Rowe Price Value Division(694)

  Accumulation unit value:
    Beginning of period                                                $13.00         $11.95
    End of period                                                      $13.56         $13.00
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                $ 9.80           N/A
    End of period                                                      $10.84           N/A
  Accumulation units outstanding
  at the end of period                                                    770           N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                $11.58           N/A
    End of period                                                      $12.50           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                $16.80          N/A
    End of period                                                      $17.33          N/A
  Accumulation units outstanding
  at the end of period                                                     --          N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(618)

  Accumulation unit value:
    Beginning of period                                                $11.58         $ 9.50
    End of period                                                      $12.54         $11.58
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM 25 Division(618)

  Accumulation unit value:
    Beginning of period                                                $11.77         $10.43
    End of period                                                      $11.23         $11.77
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                $ 9.82           N/A
    End of period                                                      $10.27           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/MCM Select Small-Cap Division(618)

  Accumulation unit value:
    Beginning of period                                                $18.11         $15.62
    End of period                                                      $19.38         $18.11
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                $ 5.13           N/A
    End of period                                                      $ 5.67           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/MCM Healthcare Sector Division(682)

  Accumulation unit value:
    Beginning of period                                                $10.59         $ 9.78
    End of period                                                      $11.20         $10.59
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                $10.98           N/A
    End of period                                                      $12.43           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/MCM Oil & Gas Sector Division(663)

  Accumulation unit value:
    Beginning of period                                                $17.10         $15.70
    End of period                                                      $22.99         $17.10
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                $ 4.13           N/A
    End of period                                                      $ 4.44           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/MCM S&P(R) 10 Division(618)

  Accumulation unit value:
    Beginning of period                                                $ 9.80         $ 8.39
    End of period                                                      $13.21         $ 9.80
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(635)

  Accumulation unit value:
    Beginning of period                                                $11.79         $ 9.73
    End of period                                                      $12.56         $11.79
  Accumulation units outstanding
  at the end of period                                                  3,502          1,209

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                $ 11.15          N/A
    End of period                                                      $ 11.65          N/A
  Accumulation units outstanding
  at the end of period                                                      --          N/A

Fifth Third Quality Growth VIP Division(635)

  Accumulation unit value:
    Beginning of period                                                $  7.10        $ 6.18
    End of period                                                      $  7.40        $ 7.10
  Accumulation units outstanding
  at the end of period                                                  23,983         8,570

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division(635)

  Accumulation unit value:
    Beginning of period                                                $ 14.91        $12.47
    End of period                                                      $ 16.11        $14.91
  Accumulation units outstanding
  at the end of period                                                   4,671         1,729

Fifth Third Disciplined Value VIP Division(635)

  Accumulation unit value:
    Beginning of period                                                $ 14.89        $13.32
    End of period                                                      $ 15.57        $14.89
  Accumulation units outstanding
  at the end of period                                                  11,657         4,051

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division(916)

  Accumulation unit value:
    Beginning of period                                                $ 10.54          N/A
    End of period                                                      $ 10.90          N/A
  Accumulation units outstanding
  at the end of period                                                     761          N/A

JNL/MCM Nasdaq 15 Division(734)

  Accumulation unit value:
    Beginning of period                                                $ 10.82        $10.87
    End of period                                                      $ 10.53        $10.82
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/MCM Value Line 25 Division(693)

  Accumulation unit value:
    Beginning of period                                                $ 11.42        $10.08
    End of period                                                      $ 15.58        $11.42
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                $ 10.57          N/A
    End of period                                                      $ 11.85          N/A
  Accumulation units outstanding
  at the end of period                                                  11,357          N/A

JNL/MCM VIP Division(693)

  Accumulation unit value:
    Beginning of period                                                $ 11.07        $10.09
    End of period                                                      $ 11.94        $11.07
  Accumulation units outstanding
  at the end of period                                                      --            --
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.80%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 8.14         $ 7.52
    End of period                                                      $ 8.33         $ 8.14
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $20.21         $17.96
    End of period                                                      $21.08         $20.21
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $25.13         $24.03
    End of period                                                      $25.83         $25.13
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Global Growth Division(648)

  Accumulation unit value:
    Beginning of period                                                $22.33         $19.18
    End of period                                                      $22.35         $22.33
  Accumulation units outstanding
  at the end of period                                                    100            101

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $22.16         $20.60
    End of period                                                      $22.92         $22.16
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 19.43        $17.64
    End of period                                                      $ 20.75        $19.43
  Accumulation units outstanding
  at the end of period                                                     115           116

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 19.08        $17.85
    End of period                                                      $ 19.66        $19.08
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.77        $11.84
    End of period                                                      $ 11.88        $11.77
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                  N/A          $14.92
    End of period                                                        N/A          $15.44
  Accumulation units outstanding
  at the end of period                                                   N/A              --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 14.99        $14.47
    End of period                                                      $ 15.07        $14.99
  Accumulation units outstanding
  at the end of period                                                   4,045           232

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 17.92        $16.85
    End of period                                                      $ 18.07        $17.92
  Accumulation units outstanding
  at the end of period                                                  39,609           504

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $24.81         $23.11
    End of period                                                      $25.86         $24.81
  Accumulation units outstanding
  at the end of period                                                     88             --

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $32.21         $28.79
    End of period                                                      $36.10         $32.21
  Accumulation units outstanding
  at the end of period                                                    322            240

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.97         $11.61
    End of period                                                      $14.10         $12.97
  Accumulation units outstanding
  at the end of period                                                  1,666            313

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.82         $16.05
    End of period                                                      $18.55         $16.82
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.63         $15.65
    End of period                                                      $16.88         $16.63
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.93         $16.92
    End of period                                                      $19.07         $18.93
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.39         $ 9.66
    End of period                                                      $10.65         $10.39
  Accumulation units outstanding
  at the end of period                                                    663            660

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.71         $11.46
    End of period                                                      $13.98         $12.71
  Accumulation units outstanding
  at the end of period                                                    552            560

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.66         $ 9.21
    End of period                                                      $ 8.78         $ 9.66
  Accumulation units outstanding
  at the end of period                                                     --            230

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.18         $ 8.94
    End of period                                                      $11.86         $10.18
  Accumulation units outstanding
  at the end of period                                                    221            223

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.59         $13.14
    End of period                                                      $13.66         $13.59
  Accumulation units outstanding
  at the end of period                                                  9,392          1,969

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.03         $11.51
    End of period                                                      $13.34         $13.03
  Accumulation units outstanding
  at the end of period                                                    553            561

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.44        $11.84
    End of period                                                      $ 14.96        $13.44
  Accumulation units outstanding
  at the end of period                                                     540           543

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 14.24        $12.80
    End of period                                                      $ 14.64        $14.24
  Accumulation units outstanding
  at the end of period                                                   2,095           920

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 16.78        $14.54
    End of period                                                      $ 17.93        $16.78
  Accumulation units outstanding
  at the end of period                                                   1,891           394

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.98        $10.66
    End of period                                                      $ 10.99        $10.98
  Accumulation units outstanding
  at the end of period                                                     612           598

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $ 12.73        $12.38
    End of period                                                      $ 12.71        $12.73
  Accumulation units outstanding
  at the end of period                                                   1,083           805

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.42        $ 9.13
    End of period                                                      $  8.73        $ 9.42
  Accumulation units outstanding
  at the end of period                                                  19,344         5,872

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $  7.44        $ 6.62
    End of period                                                      $  8.19        $ 7.44
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 12.97        $11.64
    End of period                                                      $ 13.53        $12.97
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.01        $ 9.28
    End of period                                                      $ 10.82        $10.01
  Accumulation units outstanding
  at the end of period                                                  18,213         6,121

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.17        $ 9.92
    End of period                                                      $ 12.48        $11.17
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $  8.09        $ 8.04
    End of period                                                      $  8.67        $ 8.09
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 16.30        $14.86
    End of period                                                      $ 17.32        $16.30
  Accumulation units outstanding
  at the end of period                                                      --            --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.56         $ 9.53
    End of period                                                      $12.51         $11.56
  Accumulation units outstanding
  at the end of period                                                  3,993          2,371

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.75         $10.17
    End of period                                                      $11.20         $11.75
  Accumulation units outstanding
  at the end of period                                                  4,253          2,153

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.68         $ 9.86
    End of period                                                      $10.24         $10.68
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.07         $15.77
    End of period                                                      $19.34         $18.07
  Accumulation units outstanding
  at the end of period                                                  2,467          1,428

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 5.62         $ 5.26
    End of period                                                      $ 5.65         $ 5.62
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.57         $10.85
    End of period                                                      $11.17         $10.57
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.89         $10.66
    End of period                                                      $12.40         $11.89
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.07         $14.35
    End of period                                                      $22.93         $17.07
  Accumulation units outstanding
  at the end of period                                                    785            244

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 4.47         $ 4.07
    End of period                                                      $ 4.43         $ 4.47
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.77         $ 8.36
    End of period                                                      $13.18         $ 9.77
  Accumulation units outstanding
  at the end of period                                                  8,489          5,967

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.78         $11.19
    End of period                                                      $12.54         $11.78
  Accumulation units outstanding
  at the end of period                                                  2,493          1,119

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.04        $10.45
    End of period                                                      $ 11.63        $11.04
  Accumulation units outstanding
  at the end of period                                                   1,296           981

Fifth Third Quality Growth VIP Division(679)

  Accumulation unit value:
    Beginning of period                                                $  7.09        $ 6.49
    End of period                                                      $  7.39        $ 7.09
  Accumulation units outstanding
  at the end of period                                                  10,139         1,654

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division(640)

  Accumulation unit value:
    Beginning of period                                                $ 14.89        $12.41
    End of period                                                      $ 16.09        $14.89
  Accumulation units outstanding
  at the end of period                                                   2,817           960

Fifth Third Disciplined Value VIP Division(640)

  Accumulation unit value:
    Beginning of period                                                $ 14.88        $13.30
    End of period                                                      $ 15.55        $14.88
  Accumulation units outstanding
  at the end of period                                                   5,533         1,346

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division(683)

  Accumulation unit value:
    Beginning of period                                                $ 10.82        $ 9.81
    End of period                                                      $ 10.52        $10.82
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/MCM Value Line 25 Division(683)

  Accumulation unit value:
    Beginning of period                                                $ 11.42        $ 9.52
    End of period                                                      $ 15.57        $11.42
  Accumulation units outstanding
  at the end of period                                                     563            --

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                                                $ 10.90        $ 9.71
    End of period                                                      $ 11.85        $10.90
  Accumulation units outstanding
  at the end of period                                                  32,532            --

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                                                $ 11.07        $ 9.75
    End of period                                                      $ 11.94        $11.07
  Accumulation units outstanding
  at the end of period                                                      --            --
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.81%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(586)

  Accumulation unit value:
    Beginning of period                                                $  8.13        $ 7.45
    End of period                                                      $  8.33        $ 8.13
  Accumulation units outstanding
  at the end of period                                                     646            --

JNL/FMR Capital Growth Division(603)

  Accumulation unit value:
    Beginning of period                                                $ 20.19        $17.99
    End of period                                                      $ 21.06        $20.19
  Accumulation units outstanding
  at the end of period                                                   2,535         2,393

JNL/Select Large Cap Growth Division(595)

  Accumulation unit value:
    Beginning of period                                                $ 25.10        $24.73
    End of period                                                      $ 25.80        $25.10
  Accumulation units outstanding
  at the end of period                                                     400            --

JNL/Select Global Growth Division(597)

  Accumulation unit value:
    Beginning of period                                                $ 22.31        $20.30
    End of period                                                      $ 22.33        $22.31
  Accumulation units outstanding
  at the end of period                                                     252            --

JNL/Select Balanced Division(581)

  Accumulation unit value:
    Beginning of period                                                $ 22.14        $20.10
    End of period                                                      $ 22.89        $22.14
  Accumulation units outstanding
  at the end of period                                                  34,688         3,430

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division(592)

  Accumulation unit value:
    Beginning of period                                                $ 19.41        $ 17.60
    End of period                                                      $ 20.73        $ 19.41
  Accumulation units outstanding
  at the end of period                                                      --             --

JNL/Putnam Value Equity Division(573)

  Accumulation unit value:
    Beginning of period                                                $ 19.06        $ 17.69
    End of period                                                      $ 19.64        $ 19.06
  Accumulation units outstanding
  at the end of period                                                     210            204

JNL/Select Money Market Division(583)

  Accumulation unit value:
    Beginning of period                                                $ 11.76        $ 11.82
    End of period                                                      $ 11.86        $ 11.76
  Accumulation units outstanding
  at the end of period                                                      --          1,281

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                    N/A        $ 14.90
    End of period                                                          N/A        $ 15.43
  Accumulation units outstanding
  at the end of period                                                     N/A             --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 14.98        $ 14.46
    End of period                                                      $ 15.06        $ 14.98
  Accumulation units outstanding
  at the end of period                                                  21,115          9,353

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 17.91        $ 16.83
    End of period                                                      $ 18.05        $ 17.91
  Accumulation units outstanding
  at the end of period                                                  23,393         12,068

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(573)

  Accumulation unit value:
    Beginning of period                                                $24.79         $22.84
    End of period                                                      $25.83         $24.79
  Accumulation units outstanding
  at the end of period                                                  3,761          1,161

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $32.18         $28.76
    End of period                                                      $36.06         $32.18
  Accumulation units outstanding
  at the end of period                                                  3,025          1,640

JNL/JPMorgan International Equity Division(573)

  Accumulation unit value:
    Beginning of period                                                $12.96         $11.39
    End of period                                                      $14.09         $12.96
  Accumulation units outstanding
  at the end of period                                                  7,586          3,250

JNL/Alger Growth Division(585)

  Accumulation unit value:
    Beginning of period                                                $16.80         $15.85
    End of period                                                      $18.53         $16.80
  Accumulation units outstanding
  at the end of period                                                    416             --

JNL/Eagle Core Equity Division(573)

  Accumulation unit value:
    Beginning of period                                                $16.61         $15.51
    End of period                                                      $16.87         $16.61
  Accumulation units outstanding
  at the end of period                                                    894            232

JNL/Eagle SmallCap Equity Division(573)

  Accumulation unit value:
    Beginning of period                                                $18.92         $16.71
    End of period                                                      $19.05         $18.92
  Accumulation units outstanding
  at the end of period                                                    444            265

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(573)

  Accumulation unit value:
    Beginning of period                                                $ 10.39        $  9.59
    End of period                                                      $ 10.65        $ 10.39
  Accumulation units outstanding
  at the end of period                                                  53,686         21,756

JNL/MCM S&P 400 MidCap Index Division(573)

  Accumulation unit value:
    Beginning of period                                                $ 12.71        $ 11.32
    End of period                                                      $ 13.98        $ 12.71
  Accumulation units outstanding
  at the end of period                                                  21,824          8,504

JNL/Alliance Capital Growth Division(581)

  Accumulation unit value:
    Beginning of period                                                $  9.66        $  8.94
    End of period                                                      $  8.77        $  9.66
  Accumulation units outstanding
  at the end of period                                                      --            165

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.18        $  8.93
    End of period                                                      $ 11.85        $ 10.18
  Accumulation units outstanding
  at the end of period                                                   1,380            272

JNL/PIMCO Total Return Bond Division(573)

  Accumulation unit value:
    Beginning of period                                                $ 13.58        $ 13.10
    End of period                                                      $ 13.65        $ 13.58
  Accumulation units outstanding
  at the end of period                                                  80,611         28,324

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.02        $ 11.51
    End of period                                                      $ 13.33        $ 13.02
  Accumulation units outstanding
  at the end of period                                                  21,317          8,063

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(573)

  Accumulation unit value:
    Beginning of period                                                $ 13.44        $11.63
    End of period                                                      $ 14.95        $13.44
  Accumulation units outstanding
  at the end of period                                                  15,912         5,337

JNL/Lazard Small Cap Value Division(584)

  Accumulation unit value:
    Beginning of period                                                $ 14.23        $12.21
    End of period                                                      $ 14.62        $14.23
  Accumulation units outstanding
  at the end of period                                                   5,553         3,608

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 16.77        $14.53
    End of period                                                      $ 17.92        $16.77
  Accumulation units outstanding
  at the end of period                                                  11,920         7,595

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.98        $10.66
    End of period                                                      $ 10.98        $10.98
  Accumulation units outstanding
  at the end of period                                                  11,780         7,222

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $ 12.72        $12.38
    End of period                                                      $ 12.70        $12.72
  Accumulation units outstanding
  at the end of period                                                   5,434           231

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.42        $ 9.13
    End of period                                                      $  8.72        $ 9.42
  Accumulation units outstanding
  at the end of period                                                  15,645         4,134

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(590)

  Accumulation unit value:
    Beginning of period                                                $  7.43        $  6.66
    End of period                                                      $  8.19        $  7.43
  Accumulation units outstanding
  at the end of period                                                     184            193

JNL/T. Rowe Price Value Division(573)

  Accumulation unit value:
    Beginning of period                                                $ 12.97        $ 11.54
    End of period                                                      $ 13.52        $ 12.97
  Accumulation units outstanding
  at the end of period                                                   4,328          1,805

JNL/FMR Balanced Division(589)

  Accumulation unit value:
    Beginning of period                                                $ 10.00        $  9.27
    End of period                                                      $ 10.81        $ 10.00
  Accumulation units outstanding
  at the end of period                                                     939            716

JNL/Oppenheimer Global Growth Division(573)

  Accumulation unit value:
    Beginning of period                                                $ 11.17        $  9.76
    End of period                                                      $ 12.48        $ 11.17
  Accumulation units outstanding
  at the end of period                                                  10,047          7,149

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $  8.08        $  8.04
    End of period                                                      $  8.67        $  8.08
  Accumulation units outstanding
  at the end of period                                                   8,654         10,438

JNL/Select Value Division(581)

  Accumulation unit value:
    Beginning of period                                                $ 16.29        $ 14.35
    End of period                                                      $ 17.31        $ 16.29
  Accumulation units outstanding
  at the end of period                                                      48            186

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.55        $  9.53
    End of period                                                      $ 12.50        $ 11.55
  Accumulation units outstanding
  at the end of period                                                  25,991          6,772

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.74        $ 10.17
    End of period                                                      $ 11.20        $ 11.74
  Accumulation units outstanding
  at the end of period                                                  33,921         16,359

JNL/MCM Consumer Brands Sector Division(586)

  Accumulation unit value:
    Beginning of period                                                $ 10.67        $  9.74
    End of period                                                      $ 10.23        $ 10.67
  Accumulation units outstanding
  at the end of period                                                     428             --

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 18.06        $ 15.76
    End of period                                                      $ 19.32        $ 18.06
  Accumulation units outstanding
  at the end of period                                                  12,922          4,287

JNL/MCM Technology Sector Division(585)

  Accumulation unit value:
    Beginning of period                                                $  5.61        $  5.25
    End of period                                                      $  5.65        $  5.61
  Accumulation units outstanding
  at the end of period                                                   1,672            407

JNL/MCM Healthcare Sector Division(586)

  Accumulation unit value:
    Beginning of period                                                $ 10.57        $ 10.49
    End of period                                                      $ 11.17        $ 10.57
  Accumulation units outstanding
  at the end of period                                                   4,369          2,608

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(603)

  Accumulation unit value:
    Beginning of period                                                $ 11.89        $10.76
    End of period                                                      $ 12.39        $11.89
  Accumulation units outstanding
  at the end of period                                                   1,283            --

JNL/MCM Oil & Gas Sector Division(586)

  Accumulation unit value:
    Beginning of period                                                $ 17.06        $14.18
    End of period                                                      $ 22.91        $17.06
  Accumulation units outstanding
  at the end of period                                                   8,571         7,079

JNL/MCM Communications Sector Division(591)

  Accumulation unit value:
    Beginning of period                                                $  4.46        $ 3.93
    End of period                                                      $  4.43        $ 4.46
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.77        $ 8.36
    End of period                                                      $ 13.17        $ 9.77
  Accumulation units outstanding
  at the end of period                                                  22,495         3,305

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(585)

  Accumulation unit value:
    Beginning of period                                                $ 11.77        $10.84
    End of period                                                      $ 12.54        $11.77
  Accumulation units outstanding
  at the end of period                                                   5,684         2,958

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(585)

  Accumulation unit value:
    Beginning of period                                                $ 11.04        $ 10.23
    End of period                                                      $ 11.63        $ 11.04
  Accumulation units outstanding
  at the end of period                                                   1,491            144

Fifth Third Quality Growth VIP Division(585)

  Accumulation unit value:
    Beginning of period                                                $  7.09        $  6.74
    End of period                                                      $  7.38        $  7.09
  Accumulation units outstanding
  at the end of period                                                  26,593         14,177

Fifth Third Balanced VIP Division(598)

  Accumulation unit value:
    Beginning of period                                                $ 12.02        $ 11.47
    End of period                                                      $ 12.04        $ 12.02
  Accumulation units outstanding
  at the end of period                                                     427            428

Fifth Third Mid Cap VIP Division(592)

  Accumulation unit value:
    Beginning of period                                                $ 14.89        $ 13.94
    End of period                                                      $ 16.08        $ 14.89
  Accumulation units outstanding
  at the end of period                                                   8,207          4,987

Fifth Third Disciplined Value VIP Division(585)

  Accumulation unit value:
    Beginning of period                                                $ 14.87        $ 13.44
    End of period                                                      $ 15.55        $ 14.87
  Accumulation units outstanding
  at the end of period                                                  21,107         13,339

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                                                $ 10.23          N/A
    End of period                                                      $ 11.56          N/A
  Accumulation units outstanding
  at the end of period                                                     124          N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                                                $  10.16         N/A
    End of period                                                      $  11.25         N/A
  Accumulation units outstanding
  at the end of period                                                       66         N/A

JNL/Franklin Templeton Small Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                                                $  10.08         N/A
    End of period                                                      $  10.90         N/A
  Accumulation units outstanding
  at the end of period                                                      881         N/A

JNL/MCM Nasdaq 15 Division(691)

  Accumulation unit value:
    Beginning of period                                                $  10.82       $ 9.85
    End of period                                                      $  10.52       $10.82
  Accumulation units outstanding
  at the end of period                                                       --           --

JNL/MCM Value Line 25 Division(682)

  Accumulation unit value:
    Beginning of period                                                $  11.42       $ 9.62
    End of period                                                      $  15.57       $11.42
  Accumulation units outstanding
  at the end of period                                                   21,055          236

JNL/MCM JNL 5 Division(679)

  Accumulation unit value:
    Beginning of period                                                $  10.90       $ 9.87
    End of period                                                      $  11.84       $10.90
  Accumulation units outstanding
  at the end of period                                                  181,891        7,779

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                                                $  11.07       $10.11
    End of period                                                      $  11.93       $11.07
  Accumulation units outstanding
  at the end of period                                                   16,790          241
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.85%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 8.12         $ 7.50
    End of period                                                      $ 8.31         $ 8.12
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $20.12         $17.88
    End of period                                                      $20.97         $20.12
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $25.01         $23.92
    End of period                                                      $25.70         $25.01
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Global Growth Division(593)

  Accumulation unit value:
    Beginning of period                                                $22.22         $20.23
    End of period                                                      $22.24         $22.22
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $22.05         $20.51
    End of period                                                      $22.80         $22.05
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 19.34        $17.57
    End of period                                                      $ 20.64        $19.34
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 18.99        $17.77
    End of period                                                      $ 19.55        $18.99
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.70        $11.77
    End of period                                                      $ 11.80        $11.70
  Accumulation units outstanding
  at the end of period                                                   1,084            --

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                  N/A          $14.85
    End of period                                                        N/A          $15.37
  Accumulation units outstanding
  at the end of period                                                   N/A              --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 14.92        $14.40
    End of period                                                      $ 14.99        $14.92
  Accumulation units outstanding
  at the end of period                                                  15,355         9,742

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 17.84        $16.77
    End of period                                                      $ 17.97        $17.84
  Accumulation units outstanding
  at the end of period                                                   9,895         4,967

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $24.69         $23.00
    End of period                                                      $25.72         $24.69
  Accumulation units outstanding
  at the end of period                                                  3,032             --

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $32.06         $28.66
    End of period                                                      $35.91         $32.06
  Accumulation units outstanding
  at the end of period                                                  1,090             --

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.91         $11.56
    End of period                                                      $14.03         $12.91
  Accumulation units outstanding
  at the end of period                                                  7,476          6,110

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.74         $15.98
    End of period                                                      $18.46         $16.74
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.56         $15.59
    End of period                                                      $16.80         $16.56
  Accumulation units outstanding
  at the end of period                                                    178             --

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.86         $16.86
    End of period                                                      $18.98         $18.86
  Accumulation units outstanding
  at the end of period                                                     73             73

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.37        $  9.65
    End of period                                                      $ 10.63        $ 10.37
  Accumulation units outstanding
  at the end of period                                                   4,178             --

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 12.69        $ 11.44
    End of period                                                      $ 13.95        $ 12.69
  Accumulation units outstanding
  at the end of period                                                   2,769             --

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.63        $  9.18
    End of period                                                      $  8.74        $  9.63
  Accumulation units outstanding
  at the end of period                                                      --          2,392

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.15        $  8.91
    End of period                                                      $ 11.81        $ 10.15
  Accumulation units outstanding
  at the end of period                                                     273            134

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.54        $ 13.10
    End of period                                                      $ 13.60        $ 13.54
  Accumulation units outstanding
  at the end of period                                                  34,537         19,933

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.01        $ 11.50
    End of period                                                      $ 13.31        $ 13.01
  Accumulation units outstanding
  at the end of period                                                   1,061             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.42        $ 11.82
    End of period                                                      $ 14.93        $ 13.42
  Accumulation units outstanding
  at the end of period                                                   4,380             --

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 14.19        $ 12.76
    End of period                                                      $ 14.58        $ 14.19
  Accumulation units outstanding
  at the end of period                                                   6,662          5,310

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 16.72        $ 14.50
    End of period                                                      $ 17.86        $ 16.72
  Accumulation units outstanding
  at the end of period                                                   7,604          5,448

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.97        $ 10.65
    End of period                                                      $ 10.97        $ 10.97
  Accumulation units outstanding
  at the end of period                                                   2,698             --

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $ 12.69        $ 12.34
    End of period                                                      $ 12.67        $ 12.69
  Accumulation units outstanding
  at the end of period                                                   1,208             --

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.40        $  9.11
    End of period                                                      $  8.70        $  9.40
  Accumulation units outstanding
  at the end of period                                                  12,859         11,146

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(589)

  Accumulation unit value:
    Beginning of period                                                $ 7.42         $ 6.64
    End of period                                                      $ 8.17         $ 7.42
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.94         $11.62
    End of period                                                      $13.49         $12.94
  Accumulation units outstanding
  at the end of period                                                    400            126

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.98         $ 9.26
    End of period                                                      $10.79         $ 9.98
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.15         $ 9.90
    End of period                                                      $12.45         $11.15
  Accumulation units outstanding
  at the end of period                                                  1,733          1,071

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 8.07         $ 8.03
    End of period                                                      $ 8.65         $ 8.07
  Accumulation units outstanding
  at the end of period                                                    282             --

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.28         $14.84
    End of period                                                      $17.28         $16.28
  Accumulation units outstanding
  at the end of period                                                  3,195             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.53        $  9.51
    End of period                                                      $ 12.47        $ 11.53
  Accumulation units outstanding
  at the end of period                                                  10,987          9,936

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.72        $ 10.15
    End of period                                                      $ 11.17        $ 11.72
  Accumulation units outstanding
  at the end of period                                                  10,789          9,338

JNL/MCM Consumer Brands Sector Division(594)

  Accumulation unit value:
    Beginning of period                                                $ 10.66        $  9.94
    End of period                                                      $ 10.21        $ 10.66
  Accumulation units outstanding
  at the end of period                                                      --             --

JNL/MCM Select Small--Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 18.02        $ 15.73
    End of period                                                      $ 19.27        $ 18.02
  Accumulation units outstanding
  at the end of period                                                   8,645          6,249

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $  5.60        $  5.25
    End of period                                                      $  5.64        $  5.60
  Accumulation units outstanding
  at the end of period                                                      --             --

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.54        $ 10.83
    End of period                                                      $ 11.14        $ 10.54
  Accumulation units outstanding
  at the end of period                                                      --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.86        $ 10.63
    End of period                                                      $ 12.36        $ 11.86
  Accumulation units outstanding
  at the end of period                                                     117            117

JNL/MCM Oil & Gas Sector Division(608)

  Accumulation unit value:
    Beginning of period                                                $ 17.02        $ 14.58
    End of period                                                      $ 22.86        $ 17.02
  Accumulation units outstanding
  at the end of period                                                     775             --

JNL/MCM Communications Sector Division(608)

  Accumulation unit value:
    Beginning of period                                                $  4.45        $  3.95
    End of period                                                      $  4.41        $  4.45
  Accumulation units outstanding
  at the end of period                                                      --             --

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.75        $  8.34
    End of period                                                      $ 13.14        $  9.75
  Accumulation units outstanding
  at the end of period                                                  12,487         11,492

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.76        $ 11.18
    End of period                                                      $ 12.52        $ 11.76
  Accumulation units outstanding
  at the end of period                                                   7,094          5,214

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.03        $ 10.43
    End of period                                                      $ 11.61        $ 11.03
  Accumulation units outstanding
  at the end of period                                                      --             --

Fifth Third Quality Growth VIP Division(575)

  Accumulation unit value:
    Beginning of period                                                $  7.08        $  6.65
    End of period                                                      $  7.37        $  7.08
  Accumulation units outstanding
  at the end of period                                                  43,773         34,034

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division(575)

  Accumulation unit value:
    Beginning of period                                                $ 14.87        $ 13.45
    End of period                                                      $ 16.06        $ 14.87
  Accumulation units outstanding
  at the end of period                                                   8,700          6,972

Fifth Third Disciplined Value VIP Division(575)

  Accumulation unit value:
    Beginning of period                                                $ 14.86        $ 13.24
    End of period                                                      $ 15.53        $ 14.86
  Accumulation units outstanding
  at the end of period                                                  22,034         16,271

JNL/AIM Real Estate Division(825)

  Accumulation unit value:
    Beginning of period                                                $ 10.23          N/A
    End of period                                                      $ 11.56          N/A
  Accumulation units outstanding
  at the end of period                                                   1,147          N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                                                $ 10.12          N/A
    End of period                                                      $ 11.25          N/A
  Accumulation units outstanding
  at the end of period                                                     543          N/A

JNL/Franklin Templeton Small Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                                                $  9.99          N/A
    End of period                                                      $ 10.90          N/A
  Accumulation units outstanding
  at the end of period                                                     745          N/A

JNL/MCM Nasdaq 15 Division(714)

  Accumulation unit value:
    Beginning of period                                                $ 10.82        $ 10.55
    End of period                                                      $ 10.52        $ 10.82
  Accumulation units outstanding
  at the end of period                                                      --             --

JNL/MCM Value Line 25 Division(690)

  Accumulation unit value:
    Beginning of period                                                $ 11.42        $  9.53
    End of period                                                      $ 15.56        $ 11.42
  Accumulation units outstanding
  at the end of period                                                   1,367             --

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                                                $ 10.90        $  9.62
    End of period                                                      $ 11.84        $ 10.90
  Accumulation units outstanding
  at the end of period                                                  21,310             --

JNL/MCM VIP Division(702)

  Accumulation unit value:
    Beginning of period                                                $ 11.07        $ 10.38
    End of period                                                      $ 11.93        $ 11.07
  Accumulation units outstanding
  at the end of period                                                     611             --
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.90%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 8.09         $ 7.49
    End of period                                                      $ 8.28         $ 8.09
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $20.02         $17.80
    End of period                                                      $20.86         $20.02
  Accumulation units outstanding
  at the end of period                                                     --            179

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $24.89         $23.82
    End of period                                                      $25.56         $24.89
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Global Growth Division(603)

  Accumulation unit value:
    Beginning of period                                                $22.12         $20.03
    End of period                                                      $22.12         $22.12
  Accumulation units outstanding
  at the end of period                                                     --            161

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $21.95         $20.42
    End of period                                                      $22.68         $21.95
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $19.24         $17.49
    End of period                                                      $20.53         $19.24
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.89         $17.69
    End of period                                                      $19.45         $18.89
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.64         $11.71
    End of period                                                      $11.73         $11.64
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                  N/A          $14.78
    End of period                                                        N/A          $15.30
  Accumulation units outstanding
  at the end of period                                                   N/A              --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $14.85         $14.34
    End of period                                                      $14.91         $14.85
  Accumulation units outstanding
  at the end of period                                                  4,727          5,537

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.75         $16.70
    End of period                                                      $17.88         $17.75
  Accumulation units outstanding
  at the end of period                                                  2,582          2,935

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $24.58         $22.90
    End of period                                                      $25.58         $24.58
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $31.90         $28.53
    End of period                                                      $35.72         $31.90
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.85         $11.51
    End of period                                                      $13.95         $12.85
  Accumulation units outstanding
  at the end of period                                                  2,163          2,082

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.67         $15.92
    End of period                                                      $18.37         $16.67
  Accumulation units outstanding
  at the end of period                                                    511             --

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.49         $15.53
    End of period                                                      $16.73         $16.49
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.78         $16.79
    End of period                                                      $18.89         $18.78
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.36        $  9.64
    End of period                                                      $ 10.61        $ 10.36
  Accumulation units outstanding
  at the end of period                                                   1,758          1,712

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 12.67        $ 11.43
    End of period                                                      $ 13.93        $ 12.67
  Accumulation units outstanding
  at the end of period                                                   1,345          1,399

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.60        $  9.15
    End of period                                                      $  8.71        $  9.60
  Accumulation units outstanding
  at the end of period                                                      --             --

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.11        $  8.88
    End of period                                                      $ 11.77        $ 10.11
  Accumulation units outstanding
  at the end of period                                                   1,650            351

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.50        $ 13.06
    End of period                                                      $ 13.55        $ 13.50
  Accumulation units outstanding
  at the end of period                                                  11,513         12,613

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 12.99        $ 11.48
    End of period                                                      $ 13.28        $ 12.99
  Accumulation units outstanding
  at the end of period                                                   1,383          1,365

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.40        $11.81
    End of period                                                      $ 14.90        $13.40
  Accumulation units outstanding
  at the end of period                                                   1,283         1,323

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 14.14        $12.72
    End of period                                                      $ 14.52        $14.14
  Accumulation units outstanding
  at the end of period                                                   1,506         1,428

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 16.66        $14.45
    End of period                                                      $ 17.79        $16.66
  Accumulation units outstanding
  at the end of period                                                   2,419         1,852

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.95        $10.64
    End of period                                                      $ 10.94        $10.95
  Accumulation units outstanding
  at the end of period                                                   2,075         1,856

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $ 12.64        $12.30
    End of period                                                      $ 12.62        $12.64
  Accumulation units outstanding
  at the end of period                                                      --           280

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.37        $ 9.09
    End of period                                                      $  8.67        $ 9.37
  Accumulation units outstanding
  at the end of period                                                  15,949         2,653

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.40         $ 6.60
    End of period                                                      $ 8.14         $ 7.40
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.92         $11.60
    End of period                                                      $13.45         $12.92
  Accumulation units outstanding
  at the end of period                                                     36             36

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.96         $ 9.24
    End of period                                                      $10.76         $ 9.96
  Accumulation units outstanding
  at the end of period                                                     --            358

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.13         $ 9.89
    End of period                                                      $12.42         $11.13
  Accumulation units outstanding
  at the end of period                                                     18             18

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 8.06         $ 8.02
    End of period                                                      $ 8.63         $ 8.06
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.26         $14.83
    End of period                                                      $17.26         $16.26
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.50         $ 9.49
    End of period                                                      $12.43         $11.50
  Accumulation units outstanding
  at the end of period                                                  4,140          2,687

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.69         $10.13
    End of period                                                      $11.13         $11.69
  Accumulation units outstanding
  at the end of period                                                  4,100          2,231

JNL/MCM Consumer Brands Sector Division(590)

  Accumulation unit value:
    Beginning of period                                                $10.62         $ 9.74
    End of period                                                      $10.17         $10.62
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.97         $15.69
    End of period                                                      $19.21         $17.97
  Accumulation units outstanding
  at the end of period                                                  2,462          1,444

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 5.59         $ 5.24
    End of period                                                      $ 5.61         $ 5.59
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.51         $10.80
    End of period                                                      $11.10         $10.51
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.83         $10.61
    End of period                                                      $12.32         $11.83
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Oil & Gas Sector Division(590)

  Accumulation unit value:
    Beginning of period                                                $16.97         $14.05
    End of period                                                      $22.78         $16.97
  Accumulation units outstanding
  at the end of period                                                     --            211

JNL/MCM Communications Sector Division(598)

  Accumulation unit value:
    Beginning of period                                                $ 4.44         $ 3.91
    End of period                                                      $ 4.40         $ 4.44
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.72         $ 8.32
    End of period                                                      $13.09         $ 9.72
  Accumulation units outstanding
  at the end of period                                                  4,551          2,831

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.74         $11.16
    End of period                                                      $12.49         $11.74
  Accumulation units outstanding
  at the end of period                                                  1,813          1,732

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.01        $ 10.42
    End of period                                                      $ 11.58        $ 11.01
  Accumulation units outstanding
  at the end of period                                                      --             --

Fifth Third Quality Growth VIP Division(583)

  Accumulation unit value:
    Beginning of period                                                $  7.06        $  6.64
    End of period                                                      $  7.35        $  7.06
  Accumulation units outstanding
  at the end of period                                                  11,188         10,719

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division(583)

  Accumulation unit value:
    Beginning of period                                                $ 14.85        $ 13.43
    End of period                                                      $ 16.03        $ 14.85
  Accumulation units outstanding
  at the end of period                                                   2,086          2,032

Fifth Third Disciplined Value VIP Division(583)

  Accumulation unit value:
    Beginning of period                                                $ 14.84        $ 13.32
    End of period                                                      $ 15.50        $ 14.84
  Accumulation units outstanding
  at the end of period                                                   6,653          5,002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division(678)

  Accumulation unit value:
    Beginning of period                                                $10.82         $10.03
    End of period                                                      $10.51         $10.82
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Value Line 25 Division(678)

  Accumulation unit value:
    Beginning of period                                                $11.42         $ 9.91
    End of period                                                      $15.55         $11.42
  Accumulation units outstanding
  at the end of period                                                  7,479            312

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                                                $10.90         $ 9.70
    End of period                                                      $11.83         $10.90
  Accumulation units outstanding
  at the end of period                                                  6,649             --

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                                                $11.07         $ 9.74
    End of period                                                      $11.92         $11.07
  Accumulation units outstanding
  at the end of period                                                     --             --
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.92%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                   N/A            N/A
    End of period                                                         N/A            N/A
  Accumulation units outstanding
  at the end of period                                                    N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                   N/A            N/A
    End of period                                                         N/A            N/A
  Accumulation units outstanding
  at the end of period                                                    N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                   N/A            N/A
    End of period                                                         N/A            N/A
  Accumulation units outstanding
  at the end of period                                                    N/A            N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                   N/A            N/A
    End of period                                                         N/A            N/A
  Accumulation units outstanding
  at the end of period                                                    N/A            N/A

JNL/MCM JNL 5 Division(700)

  Accumulation unit value:
    Beginning of period                                                $10.90         $10.20
    End of period                                                      $11.83         $10.90
  Accumulation units outstanding
  at the end of period                                                  6,042             --

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                   N/A            N/A
    End of period                                                         N/A            N/A
  Accumulation units outstanding
  at the end of period                                                    N/A            N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.945%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Salomon Brothers Strategic Bond Division(646)

  Accumulation unit value:
    Beginning of period                                                $17.68         $17.03
    End of period                                                      $17.79         $17.68
  Accumulation units outstanding
  at the end of period                                                    491             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.46         $13.03
    End of period                                                      $13.50         $13.46
  Accumulation units outstanding
  at the end of period                                                    643             --

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                                                $10.90         $ 9.87
    End of period                                                      $11.82         $10.90
  Accumulation units outstanding
  at the end of period                                                  3,609             --

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 1.95%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 8.07         $ 7.47
    End of period                                                      $ 8.25         $ 8.07
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $19.92         $17.72
    End of period                                                      $20.74         $19.92
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $24.80         $23.75
    End of period                                                      $25.46         $24.80
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Global Growth Division(724)

  Accumulation unit value:
    Beginning of period                                                $22.01         $21.71
    End of period                                                      $22.00         $22.01
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $21.84         $20.32
    End of period                                                      $22.55         $21.84
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $19.15         $17.41
    End of period                                                      $20.43         $19.15
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.80         $17.61
    End of period                                                      $19.35         $18.80
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.60         $11.68
    End of period                                                      $11.69         $11.60
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                  N/A          $14.72
    End of period                                                        N/A          $15.22
  Accumulation units outstanding
  at the end of period                                                   N/A              --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $14.78         $14.28
    End of period                                                      $14.84         $14.78
  Accumulation units outstanding
  at the end of period                                                  3,184          1,019

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.67         $16.62
    End of period                                                      $17.78         $17.67
  Accumulation units outstanding
  at the end of period                                                  7,521            580

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $24.46         $22.80
    End of period                                                      $25.45         $24.46
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $31.73         $28.39
    End of period                                                      $35.51         $31.73
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.79         $11.46
    End of period                                                      $13.88         $12.79
  Accumulation units outstanding
  at the end of period                                                  1,047            353

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.59         $15.85
    End of period                                                      $18.27         $16.59
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.42         $15.47
    End of period                                                      $16.65         $16.42
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.70         $16.73
    End of period                                                      $18.80         $18.70
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.34        $ 9.62
    End of period                                                      $ 10.59        $10.34
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 12.66        $11.42
    End of period                                                      $ 13.90        $12.66
  Accumulation units outstanding
  at the end of period                                                   3,218            --

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.56        $ 9.12
    End of period                                                      $  8.68        $ 9.56
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.08        $ 8.85
    End of period                                                      $ 11.72        $10.08
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.45        $13.03
    End of period                                                      $ 13.50        $13.45
  Accumulation units outstanding
  at the end of period                                                  10,433         1,868

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 12.97        $11.47
    End of period                                                      $ 13.26        $12.97
  Accumulation units outstanding
  at the end of period                                                      --            --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.38         $11.80
    End of period                                                      $14.87         $13.38
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $14.09         $12.68
    End of period                                                      $14.46         $14.09
  Accumulation units outstanding
  at the end of period                                                    706            235

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.60         $14.40
    End of period                                                      $17.71         $16.60
  Accumulation units outstanding
  at the end of period                                                    920            405

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.93         $10.62
    End of period                                                      $10.92         $10.93
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $12.60         $12.26
    End of period                                                      $12.57         $12.60
  Accumulation units outstanding
  at the end of period                                                  1,624             --

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.34         $ 9.06
    End of period                                                      $ 8.64         $ 9.34
  Accumulation units outstanding
  at the end of period                                                  4,407          4,451

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.39         $ 6.58
    End of period                                                      $ 8.12         $ 7.39
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.88         $11.57
    End of period                                                      $13.41         $12.88
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.94         $ 9.23
    End of period                                                      $10.73         $ 9.94
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.11         $ 9.87
    End of period                                                      $12.39         $11.11
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 8.04         $ 8.00
    End of period                                                      $ 8.61         $ 8.04
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.24         $14.82
    End of period                                                      $17.23         $16.24
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.46         $ 9.46
    End of period                                                      $12.39         $11.46
  Accumulation units outstanding
  at the end of period                                                  3,619          3,552

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.65         $10.10
    End of period                                                      $11.09         $11.65
  Accumulation units outstanding
  at the end of period                                                  3,568          3,532

JNL/MCM Consumer Brands Sector Division(609)

  Accumulation unit value:
    Beginning of period                                                $10.59         $ 9.69
    End of period                                                      $10.14         $10.59
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.92         $15.65
    End of period                                                      $19.15         $17.92
  Accumulation units outstanding
  at the end of period                                                  2,320          2,359

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 5.57         $ 5.22
    End of period                                                      $ 5.60         $ 5.57
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.49         $10.77
    End of period                                                      $11.07         $10.49
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.80         $10.58
    End of period                                                      $12.28         $11.80
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.93         $14.24
    End of period                                                      $22.71         $16.93
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Communications Sector Division(609)

  Accumulation unit value:
    Beginning of period                                                $ 4.43         $ 3.96
    End of period                                                      $ 4.39         $ 4.43
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.69         $ 8.30
    End of period                                                      $13.05         $ 9.69
  Accumulation units outstanding
  at the end of period                                                  4,251          4,259

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.72         $11.15
    End of period                                                      $12.47         $11.72
  Accumulation units outstanding
  at the end of period                                                    831            282

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.99         $10.41
    End of period                                                      $11.56         $10.99
  Accumulation units outstanding
  at the end of period                                                     --             --

Fifth Third Quality Growth VIP Division(605)

  Accumulation unit value:
    Beginning of period                                                $ 7.05         $ 6.96
    End of period                                                      $ 7.33         $ 7.05
  Accumulation units outstanding
  at the end of period                                                  5,561          2,128

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division(605)

  Accumulation unit value:
    Beginning of period                                                $14.84         $14.08
    End of period                                                      $16.01         $14.84
  Accumulation units outstanding
  at the end of period                                                  1,021            444

Fifth Third Disciplined Value VIP Division(605)

  Accumulation unit value:
    Beginning of period                                                $14.82         $13.96
    End of period                                                      $15.47         $14.82
  Accumulation units outstanding
  at the end of period                                                  2,590          1,007

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division(709)

  Accumulation unit value:
    Beginning of period                                                $10.82         $10.47
    End of period                                                      $10.50         $10.82
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Value Line 25 Division(689)

  Accumulation unit value:
    Beginning of period                                                $11.42         $ 9.56
    End of period                                                      $15.54         $11.42
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                                                $10.90         $ 9.98
    End of period                                                      $11.82         $10.90
  Accumulation units outstanding
  at the end of period                                                    480             --

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                                                $11.07         $10.53
    End of period                                                      $11.91         $11.07
  Accumulation units outstanding
  at the end of period                                                     --             --
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.00%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $24.34         $22.69
    End of period                                                      $25.31         $24.34
  Accumulation units outstanding
  at the end of period                                                     32             --

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $31.60         $28.26
    End of period                                                      $35.34         $31.60
  Accumulation units outstanding
  at the end of period                                                     25             --

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.85         $11.55
    End of period                                                      $13.37         $12.85
  Accumulation units outstanding
  at the end of period                                                     60             --

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.09         $ 9.86
    End of period                                                      $12.37         $11.09
  Accumulation units outstanding
  at the end of period                                                     71             --

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.005%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division(772)

  Accumulation unit value:
    Beginning of period                                                $14.75           N/A
    End of period                                                      $14.75           N/A
  Accumulation units outstanding
  at the end of period                                                    926           N/A

JNL/Salomon Brothers Strategic Bond Division(772)

  Accumulation unit value:
    Beginning of period                                                $17.61           N/A
    End of period                                                      $17.68           N/A
  Accumulation units outstanding
  at the end of period                                                    520           N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/JPMorgan International Equity Division(772)

  Accumulation unit value:
    Beginning of period                                                $12.76           N/A
    End of period                                                      $13.80           N/A
  Accumulation units outstanding
  at the end of period                                                    293           N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/PIMCO Total Return Bond Division(772)

  Accumulation unit value:
    Beginning of period                                                $13.40           N/A
    End of period                                                      $13.44           N/A
  Accumulation units outstanding
  at the end of period                                                  1,695           N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Lazard Small Cap Value Division(772)

  Accumulation unit value:
    Beginning of period                                                $13.58           N/A
    End of period                                                      $14.40           N/A
  Accumulation units outstanding
  at the end of period                                                    199           N/A

JNL/Lazard Mid Cap Value Division(772)

  Accumulation unit value:
    Beginning of period                                                $16.19           N/A
    End of period                                                      $17.64           N/A
  Accumulation units outstanding
  at the end of period                                                    334           N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(772)

  Accumulation unit value:
    Beginning of period                                                $11.32           N/A
    End of period                                                      $12.44           N/A
  Accumulation units outstanding
  at the end of period                                                    237           N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Quality Growth VIP Division(772)

  Accumulation unit value:
    Beginning of period                                                $ 6.64           N/A
    End of period                                                      $ 7.31           N/A
  Accumulation units outstanding
  at the end of period                                                  1,897           N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division(772)

  Accumulation unit value:
    Beginning of period                                                $14.27           N/A
    End of period                                                      $15.97           N/A
  Accumulation units outstanding
  at the end of period                                                    376           N/A

Fifth Third Disciplined Value VIP Division(772)

  Accumulation unit value:
    Beginning of period                                                $14.79           N/A
    End of period                                                      $15.48           N/A
  Accumulation units outstanding
  at the end of period                                                    857           N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.01%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock Index
Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 8.04         $ 7.44
    End of period                                                      $ 8.22         $ 8.04
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $19.81         $17.63
    End of period                                                      $20.61         $19.81
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $24.62         $23.58
    End of period                                                      $25.26         $24.62
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                 N/A             N/A
    End of period                                                       N/A             N/A
  Accumulation units outstanding
  at the end of period                                                  N/A             N/A

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $21.71         $20.21
    End of period                                                      $22.41         $21.71
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $19.04         $17.31
    End of period                                                      $20.29         $19.04
  Accumulation units outstanding
  at the end of period                                                     --            --

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.69         $17.52
    End of period                                                      $19.22         $18.69
  Accumulation units outstanding
  at the end of period                                                     --            --

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.54         $11.62
    End of period                                                      $11.61         $11.54
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                  N/A          $14.64
    End of period                                                        N/A          $15.14
  Accumulation units outstanding
  at the end of period                                                   N/A              --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $14.69         $14.20
    End of period                                                      $14.74         $14.69
  Accumulation units outstanding
  at the end of period                                                  2,716            829

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.57         $16.53
    End of period                                                      $17.67         $17.57
  Accumulation units outstanding
  at the end of period                                                  1,475            482

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $24.32         $22.68
    End of period                                                      $25.28         $24.32
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $31.57         $28.25
    End of period                                                      $35.30         $31.57
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.71         $11.39
    End of period                                                      $13.79         $12.71
  Accumulation units outstanding
  at the end of period                                                  2,091          1,733

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.50         $15.77
    End of period                                                      $18.16         $16.50
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.34         $15.40
    End of period                                                      $16.56         $16.34
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.61         $16.65
    End of period                                                      $18.70         $18.61
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JN/MCM S&P 400 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.32         $ 9.61
    End of period                                                      $10.56         $10.32
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.63         $11.40
    End of period                                                      $13.87         $12.63
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                 $9.52         $ 9.09
    End of period                                                       $8.64         $ 9.52
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.04         $ 8.82
    End of period                                                      $11.67         $10.04
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.40         $12.97
    End of period                                                      $13.43         $13.40
  Accumulation units outstanding
  at the end of period                                                  7,170          3,375

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.95         $11.46
    End of period                                                      $13.23         $12.95
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.36         $11.78
    End of period                                                      $14.83         $13.36
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $14.04         $12.64
    End of period                                                      $14.40         $14.04
  Accumulation units outstanding
  at the end of period                                                  1,420          1,141

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.54         $14.36
    End of period                                                      $17.64         $16.54
  Accumulation units outstanding
  at the end of period                                                  1,973          1,663

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.92         $10.61
    End of period                                                      $10.90         $10.92
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $12.55         $12.21
    End of period                                                      $12.51         $12.55
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.31         $ 9.04
    End of period                                                      $ 8.61         $ 9.31
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.37         $ 6.57
    End of period                                                      $ 8.09         $ 7.37
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.85         $11.55
    End of period                                                      $13.37         $12.85
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.91         $ 9.20
    End of period                                                      $10.69         $ 9.91
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.09         $ 9.85
    End of period                                                      $12.36         $11.09
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 8.02         $ 7.99
    End of period                                                      $ 8.58         $ 8.02
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.22         $14.81
    End of period                                                      $17.20         $16.22
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.43         $ 9.44
    End of period                                                      $12.34         $11.43
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.62         $10.07
    End of period                                                      $11.05         $11.62
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.56         $ 9.76
    End of period                                                      $10.10         $10.56
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.87         $15.61
    End of period                                                      $19.07         $17.87
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 5.55         $ 5.21
    End of period                                                      $ 5.57         $ 5.55
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.45         $10.74
    End of period                                                      $11.02         $10.45
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.75         $10.55
    End of period                                                      $12.22         $11.75
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.87         $14.20
    End of period                                                      $22.62         $16.87
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 4.42         $ 4.03
    End of period                                                      $ 4.37         $ 4.42
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.66         $ 8.28
    End of period                                                      $13.00         $ 9.66
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                 N/A             N/A
    End of period                                                       N/A             N/A
  Accumulation units outstanding
  at the end of period                                                  N/A             N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.70         $11.13
    End of period                                                      $12.43         $11.70
  Accumulation units outstanding
  at the end of period                                                  1,663          1,398

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.97        $10.39
    End of period                                                      $ 11.53        $10.97
  Accumulation units outstanding
  at the end of period                                                      --            --

Fifth Third Quality Growth VIP Division(653)

  Accumulation unit value:
    Beginning of period                                                $  7.03        $ 6.28
    End of period                                                      $  7.31        $ 7.03
  Accumulation units outstanding
  at the end of period                                                  11,804         9,524

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division(653)

  Accumulation unit value:
    Beginning of period                                                $ 14.81        $13.08
    End of period                                                      $ 15.97        $14.81
  Accumulation units outstanding
  at the end of period                                                   2,183         1,828

Fifth Third Disciplined Value VIP Division(653)

  Accumulation unit value:
    Beginning of period                                                $ 14.80        $13.68
    End of period                                                      $ 15.44        $14.80
  Accumulation units outstanding
  at the end of period                                                   5,554         4,391

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                $ 9.87           N/A
    End of period                                                      $10.50           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/MCM Value Line 25 Division(698)

  Accumulation unit value:
    Beginning of period                                                $11.41         $10.46
    End of period                                                      $15.53         $11.41
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                                                $10.89         $ 9.98
    End of period                                                      $11.81         $10.89
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM VIP Division(719)

  Accumulation unit value:
    Beginning of period                                                $11.06         $10.78
    End of period                                                      $11.90         $11.06
  Accumulation units outstanding
  at the end of period                                                     --             --
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.045%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.90         $10.60
    End of period                                                      $10.88         $10.90
  Accumulation units outstanding
  at the end of period                                                  1,335             --

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.30         $ 9.02
    End of period                                                      $ 8.59         $ 9.30
  Accumulation units outstanding
  at the end of period                                                  1,762             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.40         $ 9.42
    End of period                                                      $12.31         $11.40
  Accumulation units outstanding
  at the end of period                                                  1,254             --

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.64          $8.26
    End of period                                                      $12.97          $9.64
  Accumulation units outstanding
  at the end of period                                                  1,174             --

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Value Line 25 Division(709)

  Accumulation unit value:
    Beginning of period                                                $11.41         $10.59
    End of period                                                      $15.52         $11.41
  Accumulation units outstanding
  at the end of period                                                  1,050             --

JNL/MCM JNL 5 Division(679)

  Accumulation unit value:
    Beginning of period                                                $10.89         $ 9.87
    End of period                                                      $11.81         $10.89
  Accumulation units outstanding
  at the end of period                                                  2,665             --

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.05%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 8.02         $ 7.42
    End of period                                                      $ 8.19         $ 8.02
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $19.73         $17.56
    End of period                                                      $20.53         $19.73
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $24.53         $23.50
    End of period                                                      $25.15         $24.53
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Global Growth Division(644)

  Accumulation unit value:
    Beginning of period                                                $21.80         $18.49
    End of period                                                      $21.77         $21.80
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $21.63         $20.14
    End of period                                                      $22.32         $21.63
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.97         $17.25
    End of period                                                      $20.21         $18.97
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.62         $17.45
    End of period                                                      $19.14         $18.62
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.49         $11.57
    End of period                                                      $11.56         $11.49
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                  N/A          $14.59
    End of period                                                        N/A          $15.08
  Accumulation units outstanding
  at the end of period                                                   N/A              --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $14.64         $14.15
    End of period                                                      $14.68         $14.64
  Accumulation units outstanding
  at the end of period                                                  1,565          1,570

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.50         $16.47
    End of period                                                      $17.59         $17.50
  Accumulation units outstanding
  at the end of period                                                    767            769

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $24.22         $22.60
    End of period                                                      $25.18         $24.22
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $31.44         $28.15
    End of period                                                      $35.15         $31.44
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.66         $11.35
    End of period                                                      $13.73         $12.66
  Accumulation units outstanding
  at the end of period                                                    814            826

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.44         $15.71
    End of period                                                      $18.09         $16.44
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.29         $15.35
    End of period                                                      $16.50         $16.29
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.55         $16.60
    End of period                                                      $18.63         $18.55
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.31         $ 9.60
    End of period                                                      $10.55         $10.31
  Accumulation units outstanding
  at the end of period                                                  5,462          5,738

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.62         $11.39
    End of period                                                      $13.84         $12.62
  Accumulation units outstanding
  at the end of period                                                  2,028          2,169

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.50         $ 9.06
    End of period                                                      $ 8.62         $ 9.50
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.01         $ 8.80
    End of period                                                      $11.63         $10.01
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.36         $12.94
    End of period                                                      $13.39         $13.36
  Accumulation units outstanding
  at the end of period                                                  2,464          2,435

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.93         $11.44
    End of period                                                      $13.21         $12.93
  Accumulation units outstanding
  at the end of period                                                  1,242          1,307

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.37         $11.79
    End of period                                                      $14.84         $13.37
  Accumulation units outstanding
  at the end of period                                                  1,224          1,312

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $14.00         $12.61
    End of period                                                      $14.35         $14.00
  Accumulation units outstanding
  at the end of period                                                    722            725

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.49         $14.32
    End of period                                                      $17.58         $16.49
  Accumulation units outstanding
  at the end of period                                                    852            860

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.90         $10.60
    End of period                                                      $10.88         $10.90
  Accumulation units outstanding
  at the end of period                                                  8,402          3,795

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $12.51         $12.18
    End of period                                                      $12.47         $12.51
  Accumulation units outstanding
  at the end of period                                                    188            189

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.29         $ 9.02
    End of period                                                      $ 8.59         $ 9.29
  Accumulation units outstanding
  at the end of period                                                  7,464            342

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.35         $ 6.56
    End of period                                                      $ 8.08         $ 7.35
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.82         $11.53
    End of period                                                      $13.34         $12.82
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.89         $ 9.19
    End of period                                                      $10.67         $ 9.89
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.07         $ 9.84
    End of period                                                      $12.34         $11.07
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 8.01         $ 7.98
    End of period                                                      $ 8.57         $ 8.01
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.21         $14.80
    End of period                                                      $17.17         $16.21
  Accumulation units outstanding
  at the end of period                                                    358            394

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.41         $ 9.43
    End of period                                                      $12.32         $11.41
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.59         $10.05
    End of period                                                      $11.02         $11.59
  Accumulation units outstanding
  at the end of period                                                    351            343

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.53         $ 9.74
    End of period                                                      $10.07         $10.53
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.85         $15.60
    End of period                                                      $19.05         $17.85
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 5.54         $ 5.20
    End of period                                                      $ 5.56         $ 5.54
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.43         $10.72
    End of period                                                      $10.99         $10.43
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.73         $10.53
    End of period                                                      $12.20         $11.73
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.83         $14.17
    End of period                                                      $22.56         $16.83
  Accumulation units outstanding
  at the end of period                                                  1,170          1,227

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 4.41         $ 4.02
    End of period                                                      $ 4.36         $ 4.41
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.64         $ 8.26
    End of period                                                      $12.97         $ 9.64
  Accumulation units outstanding
  at the end of period                                                    239            334

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.69         $11.12
    End of period                                                      $12.41         $11.69
  Accumulation units outstanding
  at the end of period                                                    662            668

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.96         $10.38
    End of period                                                      $11.51         $10.96
  Accumulation units outstanding
  at the end of period                                                     --             --

Fifth Third Quality Growth VIP Division(606)

  Accumulation unit value:
    Beginning of period                                                $ 7.02         $ 6.93
    End of period                                                      $ 7.30         $ 7.02
  Accumulation units outstanding
  at the end of period                                                  4,807          4,794

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division(606)

  Accumulation unit value:
    Beginning of period                                                $14.80         $14.02
    End of period                                                      $15.95         $14.80
  Accumulation units outstanding
  at the end of period                                                    937            952

Fifth Third Disciplined Value VIP Division(606)

  Accumulation unit value:
    Beginning of period                                                $14.79         $13.89
    End of period                                                      $15.42         $14.79
  Accumulation units outstanding
  at the end of period                                                  2,265          2,258

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division(692)

  Accumulation unit value:
    Beginning of period                                                $10.82         $10.12
    End of period                                                      $10.49         $10.82
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Value Line 25 Division(685)

  Accumulation unit value:
    Beginning of period                                                $11.41         $ 9.62
    End of period                                                      $15.52         $11.41
  Accumulation units outstanding
  at the end of period                                                  5,073             --

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                                                $10.89         $ 9.76
    End of period                                                      $11.81         $10.89
  Accumulation units outstanding
  at the end of period                                                    969          1,016

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                                                $11.06         $ 9.77
    End of period                                                      $11.90         $11.06
  Accumulation units outstanding
  at the end of period                                                    968          1,015
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.06%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 8.02         $ 7.43
    End of period                                                      $ 8.19         $ 8.02
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $19.71         $17.55
    End of period                                                      $20.50         $19.71
  Accumulation units outstanding
  at the end of period                                                    790            777

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $24.50         $23.48
    End of period                                                      $25.13         $24.50
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Global Growth Division(657)

  Accumulation unit value:
    Beginning of period                                                $21.78         $19.05
    End of period                                                      $21.74         $21.78
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $21.61         $20.12
    End of period                                                      $22.29         $21.61
  Accumulation units outstanding
  at the end of period                                                  5,617          5,609

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 18.95        $17.24
    End of period                                                      $ 20.19        $18.95
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 18.61        $17.44
    End of period                                                      $ 19.12        $18.61
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.48        $11.56
    End of period                                                      $ 11.55        $11.48
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                  N/A          $14.57
    End of period                                                        N/A          $15.07
  Accumulation units outstanding
  at the end of period                                                   N/A              --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 14.62        $14.14
    End of period                                                      $ 14.66        $14.62
  Accumulation units outstanding
  at the end of period                                                  13,342         4,589

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 17.48        $16.46
    End of period                                                      $ 17.57        $17.48
  Accumulation units outstanding
  at the end of period                                                   2,848         2,403

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $24.20         $22.57
    End of period                                                      $25.15         $24.20
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $31.41         $28.12
    End of period                                                      $35.11         $31.41
  Accumulation units outstanding
  at the end of period                                                     31             --

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.65         $11.34
    End of period                                                      $13.72         $12.65
  Accumulation units outstanding
  at the end of period                                                  2,251          2,275

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.42         $15.70
    End of period                                                      $18.07         $16.42
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.27         $15.34
    End of period                                                      $16.48         $16.27
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.53         $16.59
    End of period                                                      $18.61         $18.53
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.31        $  9.60
    End of period                                                      $ 10.54        $ 10.31
  Accumulation units outstanding
  at the end of period                                                  34,481         32,170

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 12.61        $ 11.39
    End of period                                                      $ 13.84        $ 12.61
  Accumulation units outstanding
  at the end of period                                                  18,912         17,597

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.49        $  9.06
    End of period                                                      $  8.61        $  9.49
  Accumulation units outstanding
  at the end of period                                                      --             --

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.00        $  8.79
    End of period                                                      $ 11.62        $ 10.00
  Accumulation units outstanding
  at the end of period                                                   1,323            173

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.35        $ 12.93
    End of period                                                      $ 13.38        $ 13.35
  Accumulation units outstanding
  at the end of period                                                  17,336         15,752

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 12.93        $ 11.44
    End of period                                                      $ 13.20        $ 12.93
  Accumulation units outstanding
  at the end of period                                                  16,087         15,625

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.34        $ 11.77
    End of period                                                      $ 14.80        $ 13.34
  Accumulation units outstanding
  at the end of period                                                  13,835         12,963

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.99        $ 12.60
    End of period                                                      $ 14.34        $ 13.99
  Accumulation units outstanding
  at the end of period                                                   1,579          1,606

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 16.48        $ 14.31
    End of period                                                      $ 17.57        $ 16.48
  Accumulation units outstanding
  at the end of period                                                   2,183          2,204

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.90        $ 10.60
    End of period                                                      $ 10.87        $ 10.90
  Accumulation units outstanding
  at the end of period                                                   5,242          7,158

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $ 12.51        $ 12.17
    End of period                                                      $ 12.46        $ 12.51
  Accumulation units outstanding
  at the end of period                                                      --             --

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.29        $  9.02
    End of period                                                      $  8.58        $  9.29
  Accumulation units outstanding
  at the end of period                                                   9,474          9,340

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.35         $ 6.56
    End of period                                                      $ 8.07         $ 7.35
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.82         $11.52
    End of period                                                      $13.33         $12.82
  Accumulation units outstanding
  at the end of period                                                    118             --

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.89         $ 9.19
    End of period                                                      $10.66         $ 9.89
  Accumulation units outstanding
  at the end of period                                                  2,154          2,156

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.07         $ 9.84
    End of period                                                      $12.33         $11.07
  Accumulation units outstanding
  at the end of period                                                    151            118

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 8.01         $ 7.98
    End of period                                                      $ 8.56         $ 8.01
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.20         $14.80
    End of period                                                      $17.17         $16.20
  Accumulation units outstanding
  at the end of period                                                    100             95

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.40         $ 9.41
    End of period                                                      $12.30         $11.40
  Accumulation units outstanding
  at the end of period                                                  9,489          8,737

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.58         $10.05
    End of period                                                      $11.01         $11.58
  Accumulation units outstanding
  at the end of period                                                  8,311          8,185

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.53         $ 9.74
    End of period                                                      $10.07         $10.53
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.82         $15.57
    End of period                                                      $19.01         $17.82
  Accumulation units outstanding
  at the end of period                                                  5,371          5,367

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 5.54         $ 5.20
    End of period                                                      $ 5.56         $ 5.54
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.42         $10.72
    End of period                                                      $10.99         $10.42
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.73        $10.53
    End of period                                                      $ 12.19        $11.73
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 16.82        $14.17
    End of period                                                      $ 22.55        $16.82
  Accumulation units outstanding
  at the end of period                                                     980            23

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $  4.40        $ 4.02
    End of period                                                      $  4.36        $ 4.40
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.64        $ 8.26
    End of period                                                      $ 12.96        $ 9.64
  Accumulation units outstanding
  at the end of period                                                  11,166         9,958

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.68        $11.12
    End of period                                                      $ 12.41        $11.68
  Accumulation units outstanding
  at the end of period                                                   1,916         1,949

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.95        $ 10.38
    End of period                                                      $ 11.51        $ 10.95
  Accumulation units outstanding
  at the end of period                                                      --             --

Fifth Third Quality Growth VIP Division(598)

  Accumulation unit value:
    Beginning of period                                                $  7.02        $  6.84
    End of period                                                      $  7.29        $  7.02
  Accumulation units outstanding
  at the end of period                                                  12,000         12,197

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division(598)

  Accumulation unit value:
    Beginning of period                                                $ 14.80        $ 13.83
    End of period                                                      $ 15.94        $ 14.80
  Accumulation units outstanding
  at the end of period                                                   2,387          2,408

Fifth Third Disciplined Value VIP Division(598)

  Accumulation unit value:
    Beginning of period                                                $ 14.78        $ 13.63
    End of period                                                      $ 15.41        $ 14.78
  Accumulation units outstanding
  at the end of period                                                   5,569          5,665

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division(852)

  Accumulation unit value:
    Beginning of period                                                $ 10.61          N/A
    End of period                                                      $ 10.88          N/A
  Accumulation units outstanding
  at the end of period                                                     142          N/A

JNL/MCM Nasdaq 15 Division(695)

  Accumulation unit value:
    Beginning of period                                                $ 10.82        $10.21
    End of period                                                      $ 10.49        $10.82
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/MCM Value Line 25 Division(677)

  Accumulation unit value:
    Beginning of period                                                $ 11.41        $10.02
    End of period                                                      $ 15.52        $11.41
  Accumulation units outstanding
  at the end of period                                                     115            --

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                                                $ 10.89        $ 9.92
    End of period                                                      $ 11.81        $10.89
  Accumulation units outstanding
  at the end of period                                                  37,869         3,784

JNL/MCM VIP Division(678)

  Accumulation unit value:
    Beginning of period                                                $ 11.06        $ 9.95
    End of period                                                      $ 11.90        $11.06
  Accumulation units outstanding
  at the end of period                                                      90            --
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.10%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 8.00         $ 7.41
    End of period                                                      $ 8.17         $ 8.00
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $19.64         $17.48
    End of period                                                      $20.42         $19.64
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $24.41         $23.39
    End of period                                                      $25.02         $24.41
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Global Growth Division(710)

  Accumulation unit value:
    Beginning of period                                                $21.70         $21.08
    End of period                                                      $21.65         $21.70
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $21.53         $20.05
    End of period                                                      $22.20         $21.53
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division(731)

  Accumulation unit value:
    Beginning of period                                                $18.88         $18.80
    End of period                                                      $20.10         $18.88
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.54         $17.38
    End of period                                                      $19.04         $18.54
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.46         $11.54
    End of period                                                      $11.52         $11.46
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                  N/A          $14.60
    End of period                                                        N/A          $15.10
  Accumulation units outstanding
  at the end of period                                                   N/A              --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $14.57         $14.08
    End of period                                                      $14.60         $14.57
  Accumulation units outstanding
  at the end of period                                                  2,556          1,881

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.42         $16.40
    End of period                                                      $17.50         $17.42
  Accumulation units outstanding
  at the end of period                                                  1,787          1,092

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $24.11         $22.49
    End of period                                                      $25.04         $24.11
  Accumulation units outstanding
  at the end of period                                                    246             --

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $31.29         $28.02
    End of period                                                      $34.96         $31.29
  Accumulation units outstanding
  at the end of period                                                    185             --

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.60         $11.30
    End of period                                                      $13.66         $12.60
  Accumulation units outstanding
  at the end of period                                                    177            320

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.36         $15.64
    End of period                                                      $17.99         $16.36
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.22         $15.29
    End of period                                                      $16.42         $16.22
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.47         $16.54
    End of period                                                      $18.54         $18.47
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.30         $ 9.59
    End of period                                                      $10.52         $10.30
  Accumulation units outstanding
  at the end of period                                                  6,737          6,941

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.58         $11.36
    End of period                                                      $13.79         $12.58
  Accumulation units outstanding
  at the end of period                                                  3,299          3,463

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.47         $ 9.04
    End of period                                                      $ 8.59         $ 9.47
  Accumulation units outstanding
  at the end of period                                                     --            634

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.98         $ 8.77
    End of period                                                      $11.58         $ 9.98
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.32         $12.91
    End of period                                                      $13.34         $13.32
  Accumulation units outstanding
  at the end of period                                                  4,123          2,783

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.90         $11.42
    End of period                                                      $13.17         $12.90
  Accumulation units outstanding
  at the end of period                                                  2,679          2,713

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.33        $11.77
    End of period                                                      $ 14.79        $13.33
  Accumulation units outstanding
  at the end of period                                                   3,744         2,961

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.94        $12.56
    End of period                                                      $ 14.29        $13.94
  Accumulation units outstanding
  at the end of period                                                     162           218

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 16.44        $14.28
    End of period                                                      $ 17.51        $16.44
  Accumulation units outstanding
  at the end of period                                                     206           370

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.89        $10.59
    End of period                                                      $ 10.86        $10.89
  Accumulation units outstanding
  at the end of period                                                   5,584         3,491

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $ 12.47        $12.14
    End of period                                                      $ 12.42        $12.47
  Accumulation units outstanding
  at the end of period                                                     722           722

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.27        $ 9.00
    End of period                                                      $  8.56        $ 9.27
  Accumulation units outstanding
  at the end of period                                                  15,041         2,239

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.35         $ 6.56
    End of period                                                      $ 8.07         $ 7.35
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.79         $11.50
    End of period                                                      $13.30         $12.79
  Accumulation units outstanding
  at the end of period                                                  2,016          2,132

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.87         $ 9.17
    End of period                                                      $10.64         $ 9.87
  Accumulation units outstanding
  at the end of period                                                  2,353          2,721

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.05         $ 9.82
    End of period                                                      $12.30         $11.05
  Accumulation units outstanding
  at the end of period                                                    209             --

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.99         $ 7.97
    End of period                                                      $ 8.55         $ 7.99
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.19         $14.79
    End of period                                                      $17.14         $16.19
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.37        $ 9.39
    End of period                                                      $ 12.27        $11.37
  Accumulation units outstanding
  at the end of period                                                  10,586         1,836

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.56        $10.03
    End of period                                                      $ 10.99        $11.56
  Accumulation units outstanding
  at the end of period                                                  11,527         1,801

JNL/MCM Consumer Brands Sector Division(697)

  Accumulation unit value:
    Beginning of period                                                $ 10.51        $ 9.78
    End of period                                                      $ 10.04        $10.51
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 17.78        $15.54
    End of period                                                      $ 18.96        $17.78
  Accumulation units outstanding
  at the end of period                                                   6,755         1,208

JNL/MCM Technology Sector Division(589)

  Accumulation unit value:
    Beginning of period                                                $  5.52        $ 5.35
    End of period                                                      $  5.54        $ 5.52
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/MCM Healthcare Sector Division(589)

  Accumulation unit value:
    Beginning of period                                                $ 10.40        $10.48
    End of period                                                      $ 10.96        $10.40
  Accumulation units outstanding
  at the end of period                                                      --            --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(624)

  Accumulation unit value:
    Beginning of period                                                $ 11.70        $10.38
    End of period                                                      $ 12.16        $11.70
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/MCM Oil & Gas Sector Division(656)

  Accumulation unit value:
    Beginning of period                                                $ 16.79        $15.14
    End of period                                                      $ 22.49        $16.79
  Accumulation units outstanding
  at the end of period                                                     562            --

JNL/MCM Communications Sector Division(603)

  Accumulation unit value:
    Beginning of period                                                $  4.39        $ 3.92
    End of period                                                      $  4.34        $ 4.39
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.62        $ 8.24
    End of period                                                      $ 12.92        $ 9.62
  Accumulation units outstanding
  at the end of period                                                  11,154         2,114

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.67        $11.11
    End of period                                                      $ 12.39        $11.67
  Accumulation units outstanding
  at the end of period                                                     195           260

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.94         $10.37
    End of period                                                      $11.49         $10.94
  Accumulation units outstanding
  at the end of period                                                    420             --

Fifth Third Quality Growth VIP Division(733)

  Accumulation unit value:
    Beginning of period                                                $ 7.01         $ 6.93
    End of period                                                      $ 7.28         $ 7.01
  Accumulation units outstanding
  at the end of period                                                    670          2,021

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division(733)

  Accumulation unit value:
    Beginning of period                                                $14.78         $14.57
    End of period                                                      $15.92         $14.78
  Accumulation units outstanding
  at the end of period                                                     --            412

Fifth Third Disciplined Value VIP Division(733)

  Accumulation unit value:
    Beginning of period                                                $14.77         $14.63
    End of period                                                      $15.39         $14.77
  Accumulation units outstanding
  at the end of period                                                  1,077          1,567

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division(715)

  Accumulation unit value:
    Beginning of period                                                $ 10.82        $10.46
    End of period                                                      $ 10.48        $10.82
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/MCM Value Line 25 Division(704)

  Accumulation unit value:
    Beginning of period                                                $ 11.41        $10.70
    End of period                                                      $ 15.51        $11.41
  Accumulation units outstanding
  at the end of period                                                     154            --

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                                                $ 10.89        $ 9.77
    End of period                                                      $ 11.80        $10.89
  Accumulation units outstanding
  at the end of period                                                  48,202         1,981

JNL/MCM VIP Division(682)

  Accumulation unit value:
    Beginning of period                                                $ 11.06        $ 9.80
    End of period                                                      $ 11.89        $11.06
  Accumulation units outstanding
  at the end of period                                                     563           602
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.11%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 8.00         $ 7.41
    End of period                                                      $ 8.16         $ 8.00
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $19.62         $17.47
    End of period                                                      $20.39         $19.62
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $24.39         $23.37
    End of period                                                      $25.00         $24.39
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Global Growth Division(631)

  Accumulation unit value:
    Beginning of period                                                $21.68         $18.69
    End of period                                                      $21.63         $21.68
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $21.51         $20.03
    End of period                                                      $22.17         $21.51
  Accumulation units outstanding
  at the end of period                                                    153            153

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.86         $17.16
    End of period                                                      $20.08         $18.86
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.52         $17.36
    End of period                                                      $19.02         $18.52
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.43         $11.51
    End of period                                                      $11.49         $11.43
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                  N/A          $14.51
    End of period                                                        N/A          $15.00
  Accumulation units outstanding
  at the end of period                                                   N/A              --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $14.55         $14.07
    End of period                                                      $14.59         $14.55
  Accumulation units outstanding
  at the end of period                                                  2,318            636

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.40         $16.38
    End of period                                                      $17.48         $17.40
  Accumulation units outstanding
  at the end of period                                                  1,278            272

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $24.08         $22.47
    End of period                                                      $25.02         $24.08
  Accumulation units outstanding
  at the end of period                                                    590             --

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $31.26         $28.00
    End of period                                                      $34.93         $31.26
  Accumulation units outstanding
  at the end of period                                                    673            783

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.59         $11.29
    End of period                                                      $13.65         $12.59
  Accumulation units outstanding
  at the end of period                                                    779            489

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.35         $15.63
    End of period                                                      $17.98         $16.35
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.21         $15.28
    End of period                                                      $16.40         $16.21
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.45         $16.53
    End of period                                                      $18.52         $18.45
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.29         $ 9.59
    End of period                                                      $10.52         $10.29
  Accumulation units outstanding
  at the end of period                                                  3,156          1,116

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.59         $11.37
    End of period                                                      $13.81         $12.59
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.46         $ 9.03
    End of period                                                      $ 8.58         $ 9.46
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.97         $ 8.77
    End of period                                                      $11.57         $ 9.97
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.31         $12.89
    End of period                                                      $13.33         $13.31
  Accumulation units outstanding
  at the end of period                                                  5,859          1,249

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.91         $11.43
    End of period                                                      $13.18         $12.91
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.32         $11.75
    End of period                                                      $14.77         $13.32
  Accumulation units outstanding
  at the end of period                                                     88             --

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.94         $12.56
    End of period                                                      $14.29         $13.94
  Accumulation units outstanding
  at the end of period                                                    766            363

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.43         $14.27
    End of period                                                      $17.50         $16.43
  Accumulation units outstanding
  at the end of period                                                    905            499

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.88         $10.59
    End of period                                                      $10.85         $10.88
  Accumulation units outstanding
  at the end of period                                                  4,998            240

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $12.46         $12.13
    End of period                                                      $12.41         $12.46
  Accumulation units outstanding
  at the end of period                                                    756            761

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.26         $ 8.99
    End of period                                                      $ 8.55         $ 9.26
  Accumulation units outstanding
  at the end of period                                                    315            316

                                                                 DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                 2005           2004
--------------------                                             ------------   ------------
JNL/Putnam Midcap Growth Division(597)

  Accumulation unit value:
    Beginning of period                                             $ 7.33         $ 6.61
    End of period                                                   $ 8.05         $ 7.33
  Accumulation units outstanding
  at the end of period                                                  --             --

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                             $12.79         $11.50
    End of period                                                   $13.29         $12.79
  Accumulation units outstanding
  at the end of period                                                 582             74

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                             $ 9.86         $ 9.17
    End of period                                                   $10.63         $ 9.86
  Accumulation units outstanding
  at the end of period                                                  --             --

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                             $11.05         $ 9.83
    End of period                                                   $12.30         $11.05
  Accumulation units outstanding
  at the end of period                                               5,448          3,366

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                             $ 7.99         $ 7.96
    End of period                                                   $ 8.54         $ 7.99
  Accumulation units outstanding
  at the end of period                                                 392            392

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                             $16.18         $14.78
    End of period                                                   $17.14         $16.18
  Accumulation units outstanding
  at the end of period                                                 189             --

                                                                 DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                 2005           2004
--------------------                                             ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                             $11.36         $ 9.39
    End of period                                                   $12.26         $11.36
  Accumulation units outstanding
  at the end of period                                                  --             --

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                             $11.55         $10.02
    End of period                                                   $10.98         $11.55
  Accumulation units outstanding
  at the end of period                                                  --             --

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                             $10.50         $ 9.72
    End of period                                                   $10.03         $10.50
  Accumulation units outstanding
  at the end of period                                                  --             --

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                             $17.77         $15.53
    End of period                                                   $18.95         $17.77
  Accumulation units outstanding
  at the end of period                                                  --             --

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                             $ 5.52         $ 5.18
    End of period                                                   $ 5.54         $ 5.52
  Accumulation units outstanding
  at the end of period                                                  --             --

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                             $10.39         $10.69
    End of period                                                   $10.95         $10.39
  Accumulation units outstanding
  at the end of period                                                 524            524

                                                                 DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                 2005           2004
--------------------                                             ------------   ------------
JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                             $11.69         $10.50
    End of period                                                   $12.15         $11.69
  Accumulation units outstanding
  at the end of period                                                  --             --

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                             $16.78         $14.13
    End of period                                                   $22.47         $16.78
  Accumulation units outstanding
  at the end of period                                                  --             --

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                             $ 4.39         $ 4.01
    End of period                                                   $ 4.34         $ 4.39
  Accumulation units outstanding
  at the end of period                                                  --             --

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                             $ 9.61         $ 8.24
    End of period                                                   $12.92         $ 9.61
  Accumulation units outstanding
  at the end of period                                                  64             64

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                               N/A            N/A
    End of period                                                     N/A            N/A
  Accumulation units outstanding
  at the end of period                                                N/A            N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                             $11.66         $11.10
    End of period                                                   $12.38         $11.66
  Accumulation units outstanding
  at the end of period                                                 638            431

                                                                 DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                 2005           2004
--------------------                                             ------------   ------------
JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                             $10.94         $10.37
    End of period                                                   $11.48         $10.94
  Accumulation units outstanding
  at the end of period                                                  --             --

Fifth Third Quality Growth VIP Division(587)

  Accumulation unit value:
    Beginning of period                                             $ 7.00         $ 6.87
    End of period                                                   $ 7.27         $ 7.00
  Accumulation units outstanding
  at the end of period                                               2,778          2,730

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                               N/A            N/A
    End of period                                                     N/A            N/A
  Accumulation units outstanding
  at the end of period                                                N/A            N/A

Fifth Third Mid Cap VIP Division(598)

  Accumulation unit value:
    Beginning of period                                             $14.78         $13.81
    End of period                                                   $15.92         $14.78
  Accumulation units outstanding
  at the end of period                                                 789            543

Fifth Third Disciplined Value VIP Division(598)

  Accumulation unit value:
    Beginning of period                                             $14.76         $13.62
    End of period                                                   $15.39         $14.76
  Accumulation units outstanding
  at the end of period                                               1,755          1,255

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                               N/A            N/A
    End of period                                                     N/A            N/A
  Accumulation units outstanding
  at the end of period                                                N/A            N/A

                                                                 DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                 2005           2004
--------------------                                             ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                               N/A            N/A
    End of period                                                     N/A            N/A
  Accumulation units outstanding
  at the end of period                                                N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                               N/A            N/A
    End of period                                                     N/A            N/A
  Accumulation units outstanding
  at the end of period                                                N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                             $ 9.98           N/A
    End of period                                                   $10.48           N/A
  Accumulation units outstanding
  at the end of period                                                  --           N/A

JNL/MCM Value Line 25 Division(692)

  Accumulation unit value:
    Beginning of period                                             $11.41         $10.01
    End of period                                                   $15.51         $11.41
  Accumulation units outstanding
  at the end of period                                                  --             --

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                                             $10.89         $ 9.68
    End of period                                                   $11.80         $10.89
  Accumulation units outstanding
  at the end of period                                               1,404             --

JNL/MCM VIP Division(692)

  Accumulation unit value:
    Beginning of period                                             $11.06         $10.04
    End of period                                                   $11.89         $11.06
  Accumulation units outstanding
  at the end of period                                                  --             --
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.15%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(588)

  Accumulation unit value:
    Beginning of period                                                $ 7.98         $ 7.38
    End of period                                                      $ 8.14         $ 7.98
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $19.54         $17.41
    End of period                                                      $20.31         $19.54
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $24.29         $23.29
    End of period                                                      $24.89         $24.29
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Global Growth Division(599)

  Accumulation unit value:
    Beginning of period                                                $21.59         $19.45
    End of period                                                      $21.54         $21.59
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $21.42         $19.96
    End of period                                                      $22.08         $21.42
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.79         $17.10
    End of period                                                      $20.00         $18.79
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.44         $17.30
    End of period                                                      $18.94         $18.44
  Accumulation units outstanding
  at the end of period                                                     95             96

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.38         $11.47
    End of period                                                      $11.44         $11.38
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                   N/A         $14.46
    End of period                                                         N/A         $14.94
  Accumulation units outstanding
  at the end of period                                                    N/A             --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $14.50         $14.02
    End of period                                                      $14.52         $14.50
  Accumulation units outstanding
  at the end of period                                                  3,054          2,869

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.33         $16.32
    End of period                                                      $17.41         $17.33
  Accumulation units outstanding
  at the end of period                                                  4,346          1,719

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $23.99         $22.39
    End of period                                                      $24.91         $23.99
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $31.14         $27.90
    End of period                                                      $34.78         $31.14
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.54         $11.25
    End of period                                                      $13.59         $12.54
  Accumulation units outstanding
  at the end of period                                                  3,208          3,239

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.29         $15.58
    End of period                                                      $17.90         $16.29
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.15         $15.23
    End of period                                                      $16.34         $16.15
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.39         $16.48
    End of period                                                      $18.46         $18.39
  Accumulation units outstanding
  at the end of period                                                    131             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.28        $ 9.58
    End of period                                                      $ 10.50        $10.28
  Accumulation units outstanding
  at the end of period                                                     524           524

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 12.58        $11.37
    End of period                                                      $ 13.79        $12.58
  Accumulation units outstanding
  at the end of period                                                     443           444

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.43        $ 9.01
    End of period                                                      $  8.56        $ 9.43
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.94        $ 8.75
    End of period                                                      $ 11.54        $ 9.94
  Accumulation units outstanding
  at the end of period                                                     120           120

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.27        $12.86
    End of period                                                      $ 13.29        $13.27
  Accumulation units outstanding
  at the end of period                                                  13,070         9,816

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 12.89        $11.42
    End of period                                                      $ 13.15        $12.89
  Accumulation units outstanding
  at the end of period                                                     444           444

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.30         $11.74
    End of period                                                      $14.75         $13.30
  Accumulation units outstanding
  at the end of period                                                    436            437

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.90         $12.53
    End of period                                                      $14.24         $13.90
  Accumulation units outstanding
  at the end of period                                                  2,163          2,294

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.38         $14.23
    End of period                                                      $17.45         $16.38
  Accumulation units outstanding
  at the end of period                                                  2,746          2,969

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.87         $10.58
    End of period                                                      $10.84         $10.87
  Accumulation units outstanding
  at the end of period                                                    475            475

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $12.43         $12.10
    End of period                                                      $12.37         $12.43
  Accumulation units outstanding
  at the end of period                                                    196             --

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.24         $ 8.98
    End of period                                                      $ 8.53         $ 9.24
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.32         $ 6.53
    End of period                                                      $ 8.03         $ 7.32
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.76         $11.48
    End of period                                                      $13.26         $12.76
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.84         $ 9.15
    End of period                                                      $10.61         $ 9.84
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.03         $ 9.81
    End of period                                                      $12.28         $11.03
  Accumulation units outstanding
  at the end of period                                                    197             --

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.98         $ 7.96
    End of period                                                      $ 8.53         $ 7.98
  Accumulation units outstanding
  at the end of period                                                    282             --

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.17         $14.77
    End of period                                                      $17.12         $16.17
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.34         $ 9.37
    End of period                                                      $12.23         $11.34
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.53         $10.00
    End of period                                                      $10.95         $11.53
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Consumer Brands Sector Division(599)

  Accumulation unit value:
    Beginning of period                                                $10.48         $ 9.72
    End of period                                                      $10.01         $10.48
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.73         $15.50
    End of period                                                      $18.90         $17.73
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Technology Sector Division(582)

  Accumulation unit value:
    Beginning of period                                                $ 5.51         $ 5.11
    End of period                                                      $ 5.52         $ 5.51
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.37         $10.67
    End of period                                                      $10.92         $10.37
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(588)

  Accumulation unit value:
    Beginning of period                                                $11.67         $10.59
    End of period                                                      $12.12         $11.67
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.74         $14.10
    End of period                                                      $22.42         $16.74
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Communications Sector Division(599)

  Accumulation unit value:
    Beginning of period                                                $ 4.38         $ 3.90
    End of period                                                      $ 4.33         $ 4.38
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.59         $ 8.22
    End of period                                                      $12.88         $ 9.59
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.65         $11.09
    End of period                                                      $12.36         $11.65
  Accumulation units outstanding
  at the end of period                                                  2,348          2,479

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.92        $ 10.36
    End of period                                                      $ 11.46        $ 10.92
  Accumulation units outstanding
  at the end of period                                                     137            137

Fifth Third Quality Growth VIP Division(590)

  Accumulation unit value:
    Beginning of period                                                $  6.99        $  6.90
    End of period                                                      $  7.26        $  6.99
  Accumulation units outstanding
  at the end of period                                                  16,804         17,518

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                   N/A           N/A
    End of period                                                         N/A           N/A
  Accumulation units outstanding
  at the end of period                                                    N/A           N/A

Fifth Third Mid Cap VIP Division(590)

  Accumulation unit value:
    Beginning of period                                                $ 14.76        $ 14.10
    End of period                                                      $ 15.90        $ 14.76
  Accumulation units outstanding
  at the end of period                                                   3,312          3,357

Fifth Third Disciplined Value VIP Division(590)

  Accumulation unit value:
    Beginning of period                                                $ 14.75        $ 13.58
    End of period                                                      $ 15.37        $ 14.75
  Accumulation units outstanding
  at the end of period                                                   8,024          8,375

JNL/AIM Real Estate Division(823)

  Accumulation unit value:
    Beginning of period                                                $ 10.13          N/A
    End of period                                                      $ 11.53          N/A
  Accumulation units outstanding
  at the end of period                                                      70          N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division(689)

  Accumulation unit value:
    Beginning of period                                               $  10.81        $ 9.94
    End of period                                                     $  10.48        $10.81
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/MCM Value Line 25 Division(689)

  Accumulation unit value:
    Beginning of period                                               $  11.41        $ 9.56
    End of period                                                     $  15.50        $11.41
  Accumulation units outstanding
  at the end of period                                                   1,531            --

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                                               $  10.89        $ 9.62
    End of period                                                     $  11.79        $10.89
  Accumulation units outstanding
  at the end of period                                                 102,624            --

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                                               $  11.06        $10.10
    End of period                                                     $  11.88        $11.06
  Accumulation units outstanding
  at the end of period                                                  15,638            --
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.16%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.98         $ 7.39
    End of period                                                      $ 8.14         $ 7.98
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $19.53         $17.39
    End of period                                                      $20.29         $19.53
  Accumulation units outstanding
  at the end of period                                                    274            200

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $24.27         $23.27
    End of period                                                      $24.86         $24.27
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Global Growth Division(585)

  Accumulation unit value:
    Beginning of period                                                $21.57         $19.07
    End of period                                                      $21.51         $21.57
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $21.40         $19.94
    End of period                                                      $22.06         $21.40
  Accumulation units outstanding
  at the end of period                                                    163            162

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 18.77        $ 17.08
    End of period                                                      $ 19.97        $ 18.77
  Accumulation units outstanding
  at the end of period                                                      --             --

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 18.43        $ 17.28
    End of period                                                      $ 18.92        $ 18.43
  Accumulation units outstanding
  at the end of period                                                      --             --

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.37        $ 11.46
    End of period                                                      $ 11.43        $ 11.37
  Accumulation units outstanding
  at the end of period                                                      --             --

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                  N/A          $ 14.44
    End of period                                                        N/A          $ 14.93
  Accumulation units outstanding
  at the end of period                                                   N/A               --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 14.48        $ 14.01
    End of period                                                      $ 14.51        $ 14.48
  Accumulation units outstanding
  at the end of period                                                  13,811         11,777

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 17.31        $ 16.31
    End of period                                                      $ 17.39        $ 17.31
  Accumulation units outstanding
  at the end of period                                                   7,704          6,486

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $23.97         $22.37
    End of period                                                      $24.88         $23.97
  Accumulation units outstanding
  at the end of period                                                    382            144

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $31.11         $27.87
    End of period                                                      $34.74         $31.11
  Accumulation units outstanding
  at the end of period                                                    145            131

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.53         $11.24
    End of period                                                      $13.57         $12.53
  Accumulation units outstanding
  at the end of period                                                  5,979          5,221

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.27         $15.56
    End of period                                                      $17.88         $16.27
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.14         $15.22
    End of period                                                      $16.33         $16.14
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.38         $16.47
    End of period                                                      $18.44         $18.38
  Accumulation units outstanding
  at the end of period                                                    196            196

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.28        $  9.58
    End of period                                                      $ 10.50        $ 10.28
  Accumulation units outstanding
  at the end of period                                                   6,666          6,515

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 12.58        $ 11.36
    End of period                                                      $ 13.78        $ 12.58
  Accumulation units outstanding
  at the end of period                                                   4,397          4,494

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.43        $  9.00
    End of period                                                      $  8.55        $  9.43
  Accumulation units outstanding
  at the end of period                                                      --             --

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.94        $  8.74
    End of period                                                      $ 11.53        $  9.94
  Accumulation units outstanding
  at the end of period                                                      --             --

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.26        $ 12.85
    End of period                                                      $ 13.28        $ 13.26
  Accumulation units outstanding
  at the end of period                                                  30,120         25,483

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 12.89        $ 11.42
    End of period                                                      $ 13.15        $ 12.89
  Accumulation units outstanding
  at the end of period                                                   4,476          4,394

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.30        $ 11.74
    End of period                                                      $ 14.75        $ 13.30
  Accumulation units outstanding
  at the end of period                                                   4,275          4,446

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.89        $ 12.52
    End of period                                                      $ 14.23        $ 13.89
  Accumulation units outstanding
  at the end of period                                                   4,251          3,787

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 16.37        $ 14.22
    End of period                                                      $ 17.43        $ 16.37
  Accumulation units outstanding
  at the end of period                                                   5,873          5,131

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.87        $ 10.57
    End of period                                                      $ 10.83        $ 10.87
  Accumulation units outstanding
  at the end of period                                                   6,972          5,891

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $ 12.42        $ 12.09
    End of period                                                      $ 12.36        $ 12.42
  Accumulation units outstanding
  at the end of period                                                   1,204            822

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.24        $  8.97
    End of period                                                      $  8.53        $  9.24
  Accumulation units outstanding
  at the end of period                                                  16,541         11,867

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(585)

  Accumulation unit value:
    Beginning of period                                                $ 7.31         $ 6.34
    End of period                                                      $ 8.03         $ 7.31
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.76         $11.48
    End of period                                                      $13.25         $12.76
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.84         $ 9.15
    End of period                                                      $10.60         $ 9.84
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.03         $ 9.81
    End of period                                                      $12.27         $11.03
  Accumulation units outstanding
  at the end of period                                                    291            149

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.98         $ 7.95
    End of period                                                      $ 8.52         $ 7.98
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.17         $14.77
    End of period                                                      $17.11         $16.17
  Accumulation units outstanding
  at the end of period                                                    320            299

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.33        $  9.37
    End of period                                                      $ 12.22        $ 11.33
  Accumulation units outstanding
  at the end of period                                                  14,095         10,450

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.52        $ 10.00
    End of period                                                      $ 10.94        $ 11.52
  Accumulation units outstanding
  at the end of period                                                  13,778         10,071

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.47        $  9.69
    End of period                                                      $ 10.00        $ 10.47
  Accumulation units outstanding
  at the end of period                                                      --             --

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 17.72        $ 15.50
    End of period                                                      $ 18.89        $ 17.72
  Accumulation units outstanding
  at the end of period                                                   7,953          6,110

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $  5.51        $  5.17
    End of period                                                      $  5.52        $  5.51
  Accumulation units outstanding
  at the end of period                                                      --             --

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.36        $ 10.67
    End of period                                                      $ 10.92        $ 10.36
  Accumulation units outstanding
  at the end of period                                                      --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.66        $ 10.48
    End of period                                                      $ 12.11        $ 11.66
  Accumulation units outstanding
  at the end of period                                                      --             --

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 16.73        $ 14.10
    End of period                                                      $ 22.40        $ 16.73
  Accumulation units outstanding
  at the end of period                                                     123            130

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $  4.38        $  4.00
    End of period                                                      $  4.33        $  4.38
  Accumulation units outstanding
  at the end of period                                                      --             --

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.58        $  8.22
    End of period                                                      $ 12.87        $  9.58
  Accumulation units outstanding
  at the end of period                                                  15,972         12,047

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.65        $ 11.09
    End of period                                                      $ 12.36        $ 11.65
  Accumulation units outstanding
  at the end of period                                                   4,695          4,175

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.92        $ 10.35
    End of period                                                      $ 11.46        $ 10.92
  Accumulation units outstanding
  at the end of period                                                   1,353            947

Fifth Third Quality Growth VIP Division(591)

  Accumulation unit value:
    Beginning of period                                                $  6.99        $  6.87
    End of period                                                      $  7.26        $  6.99
  Accumulation units outstanding
  at the end of period                                                  33,642         30,453

Fifth Third Balanced VIP Division(627)

  Accumulation unit value:
    Beginning of period                                                $ 11.92        $ 11.26
    End of period                                                      $ 11.90        $ 11.92
  Accumulation units outstanding
  at the end of period                                                   1,286          1,286

Fifth Third Mid Cap VIP Division(591)

  Accumulation unit value:
    Beginning of period                                                $ 14.76        $ 14.06
    End of period                                                      $ 15.89        $ 14.76
  Accumulation units outstanding
  at the end of period                                                   7,519          6,746

Fifth Third Disciplined Value VIP Division(591)

  Accumulation unit value:
    Beginning of period                                                $ 14.75        $ 13.62
    End of period                                                      $ 15.36        $ 14.75
  Accumulation units outstanding
  at the end of period                                                  16,547         14,752

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division(691)

  Accumulation unit value:
    Beginning of period                                                $ 10.81        $ 9.85
    End of period                                                      $ 10.48        $10.81
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/MCM Value Line 25 Division(691)

  Accumulation unit value:
    Beginning of period                                                $ 11.41        $ 9.74
    End of period                                                      $ 15.50        $11.41
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                                                $ 10.89        $ 9.87
    End of period                                                      $ 11.79        $10.89
  Accumulation units outstanding
  at the end of period                                                  19,675            --

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                                                $ 11.06        $10.13
    End of period                                                      $ 11.88        $11.06
  Accumulation units outstanding
  at the end of period                                                      --            --
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.20%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.96         $ 7.37
    End of period                                                      $ 8.12         $ 7.96
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $19.45         $17.33
    End of period                                                      $20.20         $19.45
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $24.18         $23.19
    End of period                                                      $24.76         $24.18
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Global Growth Division(707)

  Accumulation unit value:
    Beginning of period                                                $21.49         $21.02
    End of period                                                      $21.42         $21.49
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $21.32         $19.87
    End of period                                                      $21.96         $21.32
  Accumulation units outstanding
  at the end of period                                                     48             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                $18.56           N/A
    End of period                                                      $19.89           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.36         $17.22
    End of period                                                      $18.84         $18.36
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.33         $11.42
    End of period                                                      $11.38         $11.33
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                  N/A          $14.39
    End of period                                                        N/A          $14.87
  Accumulation units outstanding
  at the end of period                                                   N/A              --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $14.43         $13.96
    End of period                                                      $14.45         $14.43
  Accumulation units outstanding
  at the end of period                                                  1,151            435

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.25         $16.25
    End of period                                                      $17.31         $17.25
  Accumulation units outstanding
  at the end of period                                                    642            246

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $23.87         $22.29
    End of period                                                      $24.78         $23.87
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $30.99         $27.77
    End of period                                                      $34.59         $30.99
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.48         $11.20
    End of period                                                      $13.52         $12.48
  Accumulation units outstanding
  at the end of period                                                    343            148

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.21         $15.51
    End of period                                                      $17.81         $16.21
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.09         $15.18
    End of period                                                      $16.27         $16.09
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.32         $16.41
    End of period                                                      $18.37         $18.32
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.27         $ 9.57
    End of period                                                      $10.48         $10.27
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.56         $11.35
    End of period                                                      $13.76         $12.56
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.40         $ 8.98
    End of period                                                      $ 8.53         $ 9.40
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.91         $ 8.72
    End of period                                                      $11.49         $ 9.91
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.22         $12.82
    End of period                                                      $13.24         $13.22
  Accumulation units outstanding
  at the end of period                                                  2,925          1,106

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.87         $11.41
    End of period                                                      $13.13         $12.87
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.28         $11.73
    End of period                                                      $14.72         $13.28
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.86         $12.49
    End of period                                                      $14.19         $13.86
  Accumulation units outstanding
  at the end of period                                                    241             99

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.33         $14.19
    End of period                                                      $17.38         $16.33
  Accumulation units outstanding
  at the end of period                                                    265            112

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.85         $10.56
    End of period                                                      $10.81         $10.85
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $12.39         $12.06
    End of period                                                      $12.32         $12.39
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.22         $ 8.95
    End of period                                                      $ 8.51         $ 9.22
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.30         $ 6.52
    End of period                                                      $ 8.01         $ 7.30
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.73         $11.46
    End of period                                                      $13.22         $12.73
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.82         $ 9.14
    End of period                                                      $10.58         $ 9.82
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.01         $ 9.80
    End of period                                                      $12.25         $11.01
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.97         $ 7.94
    End of period                                                      $ 8.51         $ 7.97
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.15         $14.76
    End of period                                                      $17.09         $16.15
  Accumulation units outstanding
  at the end of period                                                     62             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.31         $ 9.35
    End of period                                                      $12.19         $11.31
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.49         $ 9.98
    End of period                                                      $10.92         $11.49
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                $10.01           N/A
    End of period                                                      $ 9.97           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.68         $15.46
    End of period                                                      $18.84         $17.68
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 5.49         $ 5.16
    End of period                                                      $ 5.51         $ 5.49
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.34         $10.65
    End of period                                                      $10.89         $10.34
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.64         $10.46
    End of period                                                      $12.08         $11.64
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.70         $14.07
    End of period                                                      $22.34         $16.70
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Communications Sector Division(707)

  Accumulation unit value:
    Beginning of period                                                $ 4.37         $ 4.26
    End of period                                                      $ 4.31         $ 4.37
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.56         $ 8.20
    End of period                                                      $12.84         $ 9.56
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.63         $11.08
    End of period                                                      $12.33         $11.63
  Accumulation units outstanding
  at the end of period                                                    282            118

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.90         $10.34
    End of period                                                      $11.44         $10.90
  Accumulation units outstanding
  at the end of period                                                     --             --

Fifth Third Quality Growth VIP Division(640)

  Accumulation unit value:
    Beginning of period                                                $ 6.98         $ 5.97
    End of period                                                      $ 7.24         $ 6.98
  Accumulation units outstanding
  at the end of period                                                  1,762            705

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                $12.01           N/A
    End of period                                                      $11.94           N/A
  Accumulation units outstanding
  at the end of period                                                     86           N/A

Fifth Third Mid Cap VIP Division(640)

  Accumulation unit value:
    Beginning of period                                                $14.75         $12.31
    End of period                                                      $15.87         $14.75
  Accumulation units outstanding
  at the end of period                                                    293            124

Fifth Third Disciplined Value VIP Division(640)

  Accumulation unit value:
    Beginning of period                                                $14.73         $13.19
    End of period                                                      $15.34         $14.73
  Accumulation units outstanding
  at the end of period                                                    871            330

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division(700)

  Accumulation unit value:
    Beginning of period                                                $10.81         $10.40
    End of period                                                      $10.47         $10.81
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Value Line 25 Division(683)

  Accumulation unit value:
    Beginning of period                                                $11.41         $ 9.51
    End of period                                                      $15.49         $11.41
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                                                $10.89         $ 9.70
    End of period                                                      $11.79         $10.89
  Accumulation units outstanding
  at the end of period                                                 14,469             --

JNL/MCM VIP Division(723)

  Accumulation unit value:
    Beginning of period                                                $11.06         $10.76
    End of period                                                      $11.88         $11.06
  Accumulation units outstanding
  at the end of period                                                    450             --
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.21%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.95         $ 7.37
    End of period                                                      $ 8.11         $ 7.95
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $19.43         $17.31
    End of period                                                      $20.18         $19.43
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $24.15         $23.16
    End of period                                                      $24.73         $24.15
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Global Growth Division(636)

  Accumulation unit value:
    Beginning of period                                                $21.45         $17.64
    End of period                                                      $21.39         $21.45
  Accumulation units outstanding
  at the end of period                                                  1,242             --

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $21.30         $19.85
    End of period                                                      $21.94         $21.30
  Accumulation units outstanding
  at the end of period                                                    588            170

                                                                    DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005              2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division(630)

  Accumulation unit value:
    Beginning of period                                                $ 18.68        $ 16.58
    End of period                                                      $ 19.87        $ 18.68
  Accumulation units outstanding
  at the end of period                                                      --             --

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 18.34        $ 17.20
    End of period                                                      $ 18.82        $ 18.34
  Accumulation units outstanding
  at the end of period                                                      --             --

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.32        $ 11.41
    End of period                                                      $ 11.37        $ 11.32
  Accumulation units outstanding
  at the end of period                                                     235             --

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                  N/A          $ 14.38
    End of period                                                        N/A          $ 14.86
  Accumulation units outstanding
  at the end of period                                                   N/A               --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 14.41        $ 13.95
    End of period                                                      $ 14.43        $ 14.41
  Accumulation units outstanding
  at the end of period                                                  29,594          7,281

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 17.23        $ 16.24
    End of period                                                      $ 17.30        $ 17.23
  Accumulation units outstanding
  at the end of period                                                  16,373          4,093

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $23.85         $22.27
    End of period                                                      $24.75         $23.85
  Accumulation units outstanding
  at the end of period                                                    900             --

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $30.96         $27.75
    End of period                                                      $34.56         $30.96
  Accumulation units outstanding
  at the end of period                                                  2,653             --

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.47         $11.19
    End of period                                                      $13.50         $12.47
  Accumulation units outstanding
  at the end of period                                                  6,407          2,948

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.20         $15.50
    End of period                                                      $17.79         $16.20
  Accumulation units outstanding
  at the end of period                                                    900             --

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.07         $15.16
    End of period                                                      $16.25         $16.07
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.30         $16.40
    End of period                                                      $18.35         $18.30
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.26         $ 9.57
    End of period                                                      $10.48         $10.26
  Accumulation units outstanding
  at the end of period                                                  1,741            747

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.56         $11.35
    End of period                                                      $13.76         $12.56
  Accumulation units outstanding
  at the end of period                                                  1,906            205

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.40         $ 8.98
    End of period                                                      $ 8.52         $ 9.40
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.90         $ 8.71
    End of period                                                      $11.48         $ 9.90
  Accumulation units outstanding
  at the end of period                                                  9,079             --

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.22         $12.82
    End of period                                                      $13.23         $13.22
  Accumulation units outstanding
  at the end of period                                                 65,692         19,306

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.87         $11.40
    End of period                                                      $13.12         $12.87
  Accumulation units outstanding
  at the end of period                                                    217            119

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.28        $ 11.73
    End of period                                                      $ 14.72        $ 13.28
  Accumulation units outstanding
  at the end of period                                                   1,765            194

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.85        $ 12.48
    End of period                                                      $ 14.17        $ 13.85
  Accumulation units outstanding
  at the end of period                                                   3,593          2,079

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 16.31        $ 14.18
    End of period                                                      $ 17.36        $ 16.31
  Accumulation units outstanding
  at the end of period                                                   5,053          2,580

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.85        $ 10.56
    End of period                                                      $ 10.81        $ 10.85
  Accumulation units outstanding
  at the end of period                                                   3,526            919

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $ 12.38        $ 12.05
    End of period                                                      $ 12.31        $ 12.38
  Accumulation units outstanding
  at the end of period                                                   3,862            605

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.21        $  8.95
    End of period                                                      $  8.50        $  9.21
  Accumulation units outstanding
  at the end of period                                                  18,136            671

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.30         $ 6.52
    End of period                                                      $ 8.00         $ 7.30
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.73         $11.45
    End of period                                                      $13.22         $12.73
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.82         $ 9.13
    End of period                                                      $10.57         $ 9.82
  Accumulation units outstanding
  at the end of period                                                    360             --

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.01         $ 9.80
    End of period                                                      $12.24         $11.01
  Accumulation units outstanding
  at the end of period                                                  2,867             --

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.97         $ 7.95
    End of period                                                      $ 8.51         $ 7.97
  Accumulation units outstanding
  at the end of period                                                    835             --

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.15         $14.76
    End of period                                                      $17.08         $16.15
  Accumulation units outstanding
  at the end of period                                                  1,569             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.30        $ 9.35
    End of period                                                      $ 12.18        $11.30
  Accumulation units outstanding
  at the end of period                                                  13,047           465

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.49        $ 9.98
    End of period                                                      $ 10.91        $11.49
  Accumulation units outstanding
  at the end of period                                                  11,906           459

JNL/MCM Consumer Brands Sector Division(712)

  Accumulation unit value:
    Beginning of period                                                $ 10.44        $10.13
    End of period                                                      $  9.97        $10.44
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 17.67        $15.46
    End of period                                                      $ 18.83        $17.67
  Accumulation units outstanding
  at the end of period                                                   7,818           298

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $  5.49        $ 5.16
    End of period                                                      $  5.50        $ 5.49
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.34        $10.64
    End of period                                                      $ 10.88        $10.34
  Accumulation units outstanding
  at the end of period                                                      --            --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.63        $10.45
    End of period                                                      $ 12.07        $11.63
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 16.69        $14.06
    End of period                                                      $ 22.33        $16.69
  Accumulation units outstanding
  at the end of period                                                   2,699            --

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $  4.37        $ 3.99
    End of period                                                      $  4.31        $ 4.37
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.56        $ 8.20
    End of period                                                      $ 12.83        $ 9.56
  Accumulation units outstanding
  at the end of period                                                  18,406           554

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.63        $11.08
    End of period                                                      $ 12.33        $11.63
  Accumulation units outstanding
  at the end of period                                                   4,490         2,341

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.90        $ 10.34
    End of period                                                      $ 11.43        $ 10.90
  Accumulation units outstanding
  at the end of period                                                      --             --

Fifth Third Quality Growth VIP Division(690)

  Accumulation unit value:
    Beginning of period                                                $  6.98        $  6.31
    End of period                                                      $  7.24        $  6.98
  Accumulation units outstanding
  at the end of period                                                  24,727         14,734

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                $ 11.96          N/A
    End of period                                                      $ 11.94          N/A
  Accumulation units outstanding
  at the end of period                                                     770          N/A

Fifth Third Mid Cap VIP Division(690)

  Accumulation unit value:
    Beginning of period                                                $ 14.74        $ 13.11
    End of period                                                      $ 15.86        $ 14.74
  Accumulation units outstanding
  at the end of period                                                   5,294          2,667

Fifth Third Disciplined Value VIP Division(690)

  Accumulation unit value:
    Beginning of period                                                $ 14.73        $ 13.52
    End of period                                                      $ 15.33        $ 14.73
  Accumulation units outstanding
  at the end of period                                                  14,397          7,469

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                                               $  10.15          N/A
    End of period                                                     $  11.22          N/A
  Accumulation units outstanding
  at the end of period                                                   6,598          N/A

JNL/Franklin Templeton Small Cap Value Division(829)

  Accumulation unit value:
    Beginning of period                                               $   9.83          N/A
    End of period                                                     $  10.87          N/A
  Accumulation units outstanding
  at the end of period                                                   1,585          N/A

JNL/MCM Nasdaq 15 Division(692)

  Accumulation unit value:
    Beginning of period                                               $  10.81        $10.12
    End of period                                                     $  10.47        $10.81
  Accumulation units outstanding
  at the end of period                                                     870            --

JNL/MCM Value Line 25 Division(687)

  Accumulation unit value:
    Beginning of period                                               $  11.41        $ 9.47
    End of period                                                     $  15.49        $11.41
  Accumulation units outstanding
  at the end of period                                                  13,447            --

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                                               $  10.89        $ 9.62
    End of period                                                     $  11.79        $10.89
  Accumulation units outstanding
  at the end of period                                                 129,649            --

JNL/MCM VIP Division(690)

  Accumulation unit value:
    Beginning of period                                               $  11.06        $ 9.76
    End of period                                                     $  11.87        $11.06
  Accumulation units outstanding
  at the end of period                                                  14,390            --
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.245%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock Index
Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.94         $ 7.36
    End of period                                                      $ 8.09         $ 7.94
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                $23.35           N/A
    End of period                                                      $24.64           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/Select Global Growth Division(687)

  Accumulation unit value:
    Beginning of period                                                $21.39         $19.44
    End of period                                                      $21.32         $21.39
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $21.23         $19.79
    End of period                                                      $21.86         $21.23
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                $18.28           N/A
    End of period                                                      $18.75           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/Select Money Market Division(688)

  Accumulation unit value:
    Beginning of period                                                $11.28         $11.29
    End of period                                                      $11.33         $11.28
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                  N/A          $14.33
    End of period                                                        N/A          $14.81
  Accumulation units outstanding
  at the end of period                                                  N/A               --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(631)

  Accumulation unit value:
    Beginning of period                                                $14.36         $14.07
    End of period                                                      $14.38         $14.36
  Accumulation units outstanding
  at the end of period                                                     15             89

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.17         $16.19
    End of period                                                      $17.23         $17.17
  Accumulation units outstanding
  at the end of period                                                      6             38

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $23.77         $22.20
    End of period                                                      $24.66         $23.77
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $30.86         $27.66
    End of period                                                      $34.43         $30.86
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                $16.55           N/A
    End of period                                                      $17.76           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/Eagle Core Equity Division(675)

  Accumulation unit value:
    Beginning of period                                                $16.02         $14.79
    End of period                                                      $16.20         $16.02
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A              N/A
    End of period                                                        N/A              N/A
  Accumulation units outstanding
  at the end of period                                                   N/A              N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.25         $ 9.56
    End of period                                                      $10.46         $10.25
  Accumulation units outstanding
  at the end of period                                                     89            534

JNL/MCM S&P 400 MidCap Index Division(602)

  Accumulation unit value:
    Beginning of period                                                $12.55         $11.36
    End of period                                                      $13.74         $12.55
  Accumulation units outstanding
  at the end of period                                                     38            227

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.37         $ 8.96
    End of period                                                      $ 8.50         $ 9.37
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.88         $ 8.69
    End of period                                                      $11.45         $ 9.88
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.18         $12.79
    End of period                                                      $13.19         $13.18
  Accumulation units outstanding
  at the end of period                                                     24            146

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.86         $11.39
    End of period                                                      $13.10         $12.86
  Accumulation units outstanding
  at the end of period                                                     10             57

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.26         $11.72
    End of period                                                      $14.70         $13.26
  Accumulation units outstanding
  at the end of period                                                      9             55

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.81         $12.46
    End of period                                                      $14.14         $13.81
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.28         $14.15
    End of period                                                      $17.32         $16.28
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Bond Index Division(602)

  Accumulation unit value:
    Beginning of period                                                $10.84         $10.50
    End of period                                                      $10.80         $10.84
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $12.35         $12.03
    End of period                                                      $12.28         $12.35
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.19         $ 8.94
    End of period                                                      $ 8.48         $ 9.19
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.71         $11.44
    End of period                                                      $13.19         $12.71
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Balanced Division(687)

  Accumulation unit value:
    Beginning of period                                                $ 9.80         $ 9.08
    End of period                                                      $10.55         $ 9.80
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.99         $ 9.79
    End of period                                                      $12.22         $10.99
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.14         $14.75
    End of period                                                      $17.06         $16.14
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.28         $ 9.33
    End of period                                                      $12.15         $11.28
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.47         $ 9.96
    End of period                                                      $10.88         $11.47
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                $ 9.54           N/A
    End of period                                                      $ 9.95           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.64         $15.43
    End of period                                                      $18.78         $17.64
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Technology Sector Division(687)

  Accumulation unit value:
    Beginning of period                                                $ 5.48         $ 4.98
    End of period                                                      $ 5.49         $ 5.48
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                $10.53           N/A
    End of period                                                      $10.85           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                $11.06           N/A
    End of period                                                      $12.04           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/MCM Oil & Gas Sector Division(634)

  Accumulation unit value:
    Beginning of period                                                $16.65         $14.47
    End of period                                                      $22.28         $16.65
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.54         $ 8.18
    End of period                                                      $12.80         $ 9.54
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.61         $11.07
    End of period                                                      $12.31         $11.61
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.89         $10.33
    End of period                                                      $11.42         $10.89
  Accumulation units outstanding
  at the end of period                                                     --             --

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                $ 9.70           N/A
    End of period                                                      $10.46           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                $12.63           N/A
    End of period                                                      $15.48           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/MCM JNL 5 Division(702)

  Accumulation unit value:
    Beginning of period                                                $10.89         $10.24
    End of period                                                      $11.78         $10.89
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                $10.87           N/A
    End of period                                                      $11.87           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.25%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM JNL 5 Division(699)

  Accumulation unit value:
    Beginning of period                                                $10.89         $10.22
    End of period                                                      $11.78         $10.89
  Accumulation units outstanding
  at the end of period                                                  2,797             --

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.26%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $  7.93        $ 7.35
    End of period                                                      $  8.08        $ 7.93
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 19.34        $17.23
    End of period                                                      $ 20.07        $19.34
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 24.04        $23.06
    End of period                                                      $ 24.60        $24.04
  Accumulation units outstanding
  at the end of period                                                     390            --

JNL/Select Global Growth Division(584)

  Accumulation unit value:
    Beginning of period                                                $ 21.36        $18.88
    End of period                                                      $ 21.29        $21.36
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 21.20        $19.76
    End of period                                                      $ 21.82        $21.20
  Accumulation units outstanding
  at the end of period                                                      39            27

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 18.59        $16.93
    End of period                                                      $ 19.76        $18.59
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 18.25        $17.13
    End of period                                                      $ 18.72        $18.25
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.26        $11.36
    End of period                                                      $ 11.31        $11.26
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                  N/A          $14.31
    End of period                                                        N/A          $14.79
  Accumulation units outstanding
  at the end of period                                                   N/A              --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 14.34        $13.88
    End of period                                                      $ 14.35        $14.34
  Accumulation units outstanding
  at the end of period                                                   6,882           190

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 17.15        $16.16
    End of period                                                      $ 17.20        $17.15
  Accumulation units outstanding
  at the end of period                                                   3,228            98

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 23.74        $22.17
    End of period                                                      $ 24.62        $23.74
  Accumulation units outstanding
  at the end of period                                                     144            --

JNL/T. Rowe Price Mid--Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 30.81        $27.62
    End of period                                                      $ 34.37        $30.81
  Accumulation units outstanding
  at the end of period                                                     328            --

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 12.41        $11.14
    End of period                                                      $ 13.43        $12.41
  Accumulation units outstanding
  at the end of period                                                   2,663           161

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 16.12        $15.43
    End of period                                                      $ 17.70        $16.12
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 16.01        $15.11
    End of period                                                      $ 16.18        $16.01
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 18.23        $16.34
    End of period                                                      $ 18.27        $18.23
  Accumulation units outstanding
  at the end of period                                                      --            --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.25        $ 9.56
    End of period                                                      $ 10.46        $10.25
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 12.54        $11.34
    End of period                                                      $ 13.73        $12.54
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.36        $ 8.95
    End of period                                                      $  8.49        $ 9.36
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.87        $ 8.69
    End of period                                                      $ 11.44        $ 9.87
  Accumulation units outstanding
  at the end of period                                                     441            --

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.17        $12.78
    End of period                                                      $ 13.17        $13.17
  Accumulation units outstanding
  at the end of period                                                  11,098          367

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 12.85        $11.39
    End of period                                                      $ 13.10        $12.85
  Accumulation units outstanding
  at the end of period                                                      --            --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.26        $11.71
    End of period                                                      $ 14.69        $13.26
  Accumulation units outstanding
  at the end of period                                                     344            --

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 13.80        $12.44
    End of period                                                      $ 14.12        $13.80
  Accumulation units outstanding
  at the end of period                                                   2,127           193

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 16.26        $14.14
    End of period                                                      $ 17.30        $16.26
  Accumulation units outstanding
  at the end of period                                                   2,936            92

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.83        $10.55
    End of period                                                      $ 10.79        $10.83
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $ 12.34        $12.01
    End of period                                                      $ 12.26        $12.34
  Accumulation units outstanding
  at the end of period                                                     105            --

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.19        $ 8.93
    End of period                                                      $  8.47        $ 9.19
  Accumulation units outstanding
  at the end of period                                                      76            --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                 $ 7.28        $ 6.50
    End of period                                                       $ 7.98        $ 7.28
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                 $12.70        $11.43
    End of period                                                       $13.18        $12.70
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                 $ 9.79        $ 9.11
    End of period                                                       $10.54        $ 9.79
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                 $10.99        $ 9.78
    End of period                                                       $12.22        $10.99
  Accumulation units outstanding
  at the end of period                                                     116            --

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                 $ 7.95        $ 7.93
    End of period                                                       $ 8.49        $ 7.95
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                 $16.15        $14.76
    End of period                                                       $17.07        $16.15
  Accumulation units outstanding
  at the end of period                                                      --            --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.27         $ 9.32
    End of period                                                      $12.14         $11.27
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.46         $ 9.95
    End of period                                                      $10.87         $11.46
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.41         $ 9.65
    End of period                                                      $ 9.94         $10.41
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.62         $15.42
    End of period                                                      $18.77         $17.62
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 5.48         $ 5.15
    End of period                                                      $ 5.48         $ 5.48
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.31         $10.61
    End of period                                                      $10.85         $10.31
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.60         $10.43
    End of period                                                      $12.03         $11.60
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.64         $14.03
    End of period                                                      $22.26         $16.64
  Accumulation units outstanding
  at the end of period                                                    904             --

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 4.35         $ 3.98
    End of period                                                      $ 4.30         $ 4.35
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.53         $ 8.18
    End of period                                                      $12.79         $ 9.53
  Accumulation units outstanding
  at the end of period                                                  1,372             --

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                   N/A            N/A
    End of period                                                         N/A            N/A
  Accumulation units outstanding
  at the end of period                                                    N/A            N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.61         $11.06
    End of period                                                      $12.31         $11.61
  Accumulation units outstanding
  at the end of period                                                  2,252            133

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.88        $10.33
    End of period                                                      $ 11.41        $10.88
  Accumulation units outstanding
  at the end of period                                                      --            --

Fifth Third Quality Growth VIP Division(630)

  Accumulation unit value:
    Beginning of period                                                $  6.96        $ 6.41
    End of period                                                      $  7.22        $ 6.96
  Accumulation units outstanding
  at the end of period                                                  15,710           483

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A           N/A
    End of period                                                        N/A           N/A
  Accumulation units outstanding
  at the end of period                                                   N/A           N/A

Fifth Third Mid Cap VIP Division(630)

  Accumulation unit value:
    Beginning of period                                                $ 14.72        $13.08
    End of period                                                      $ 15.83        $14.72
  Accumulation units outstanding
  at the end of period                                                   3,324           354

Fifth Third Disciplined Value VIP Division(630)

  Accumulation unit value:
    Beginning of period                                                $ 14.71        $13.62
    End of period                                                      $ 15.31        $14.71
  Accumulation units outstanding
  at the end of period                                                   7,534           400

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A           N/A
    End of period                                                        N/A           N/A
  Accumulation units outstanding
  at the end of period                                                   N/A           N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division(856)

  Accumulation unit value:
    Beginning of period                                                $10.47           N/A
    End of period                                                      $10.87           N/A
  Accumulation units outstanding
  at the end of period                                                    918           N/A

JNL/MCM Nasdaq 15 Division(717)

  Accumulation unit value:
    Beginning of period                                                $10.81         $10.77
    End of period                                                      $10.46         $10.81
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Value Line 25 Division(688)

  Accumulation unit value:
    Beginning of period                                                $11.41         $ 9.57
    End of period                                                      $15.48         $11.41
  Accumulation units outstanding
  at the end of period                                                    206             --

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                                                $10.89         $ 9.68
    End of period                                                      $11.78         $10.89
  Accumulation units outstanding
  at the end of period                                                    217             --

JNL/MCM VIP Division(701)

  Accumulation unit value:
    Beginning of period                                                $11.06         $10.41
    End of period                                                      $11.87         $11.06
  Accumulation units outstanding
  at the end of period                                                     --             --
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.295%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(619)

  Accumulation unit value:
    Beginning of period                                                $ 7.91         $ 7.24
    End of period                                                      $ 8.06         $ 7.91
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $23.95         $22.99
    End of period                                                      $24.51         $23.95
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                $19.14           N/A
    End of period                                                      $21.21           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $21.13         $19.70
    End of period                                                      $21.74         $21.13
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                $17.48           N/A
    End of period                                                      $19.69           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                $17.51           N/A
    End of period                                                      $18.65           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.22         $11.32
    End of period                                                      $11.27         $11.22
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                  N/A          $14.27
    End of period                                                        N/A          $14.74
  Accumulation units outstanding
  at the end of period                                                   N/A              --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $14.30         $13.84
    End of period                                                      $14.30         $14.30
  Accumulation units outstanding
  at the end of period                                                    477            450

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.09         $16.11
    End of period                                                      $17.14         $17.09
  Accumulation units outstanding
  at the end of period                                                    266            256

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $23.66         $22.10
    End of period                                                      $24.53         $23.66
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $30.71         $27.54
    End of period                                                      $34.24         $30.71
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.36         $11.10
    End of period                                                      $13.37         $12.36
  Accumulation units outstanding
  at the end of period                                                    143            158

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                $15.58           N/A
    End of period                                                      $17.64           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $15.96         $15.07
    End of period                                                      $16.12         $15.96
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.17         $16.30
    End of period                                                      $18.21         $18.17
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.24         $ 9.55
    End of period                                                      $10.44         $10.24
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.53         $11.33
    End of period                                                      $13.71         $12.53
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.34         $ 8.93
    End of period                                                      $ 8.47         $ 9.34
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.84         $ 8.67
    End of period                                                      $11.41         $ 9.84
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.14         $12.75
    End of period                                                      $13.14         $13.14
  Accumulation units outstanding
  at the end of period                                                    863            816

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.84         $11.38
    End of period                                                      $13.08         $12.84
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.24         $11.70
    End of period                                                      $14.67         $13.24
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.77         $12.42
    End of period                                                      $14.08         $13.77
  Accumulation units outstanding
  at the end of period                                                    101            107

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.22         $14.11
    End of period                                                      $17.25         $16.22
  Accumulation units outstanding
  at the end of period                                                    166            180

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.82         $10.54
    End of period                                                      $10.77         $10.82
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $12.31         $11.99
    End of period                                                      $12.23         $12.31
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.17         $ 8.91
    End of period                                                      $ 8.45         $ 9.17
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.27         $ 6.49
    End of period                                                      $ 7.96         $ 7.27
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.68         $11.41
    End of period                                                      $13.15         $12.68
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.78         $ 9.10
    End of period                                                      $10.52         $ 9.78
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.96         $ 9.76
    End of period                                                      $12.18         $10.96
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                $ 7.39           N/A
    End of period                                                      $ 8.47           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.14         $14.75
    End of period                                                      $17.06         $16.14
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.27         $ 9.32
    End of period                                                      $12.14         $11.27
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.46         $ 9.95
    End of period                                                      $10.87         $11.46
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                $10.11           N/A
    End of period                                                      $ 9.91           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.62         $15.42
    End of period                                                      $18.76         $17.62
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.29         $10.60
    End of period                                                      $10.82         $10.29
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Oil & Gas Sector Division(642)

  Accumulation unit value:
    Beginning of period                                                $16.61         $13.99
    End of period                                                      $22.20         $16.61
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Communications Sector Division(718)

  Accumulation unit value:
    Beginning of period                                                $ 4.35         $ 4.33
    End of period                                                      $ 4.29         $ 4.35
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.54         $ 8.18
    End of period                                                      $12.79         $ 9.54
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.58         $11.04
    End of period                                                      $12.27         $11.58
  Accumulation units outstanding
  at the end of period                                                    118            126

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.87         $10.32
    End of period                                                      $11.39         $10.87
  Accumulation units outstanding
  at the end of period                                                     --             --

Fifth Third Quality Growth VIP Division(619)

  Accumulation unit value:
    Beginning of period                                                $ 6.95         $ 6.51
    End of period                                                      $ 7.21         $ 6.95
  Accumulation units outstanding
  at the end of period                                                    939            958

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division(619)

  Accumulation unit value:
    Beginning of period                                                $14.71         $13.44
    End of period                                                      $15.81         $14.71
  Accumulation units outstanding
  at the end of period                                                    184            199

Fifth Third Disciplined Value VIP Division(619)

  Accumulation unit value:
    Beginning of period                                                $14.70         $13.53
    End of period                                                      $15.29         $14.70
  Accumulation units outstanding
  at the end of period                                                    424            442

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division(706)

  Accumulation unit value:
    Beginning of period                                                $10.81         $10.44
    End of period                                                      $10.46         $10.81
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                $11.30           N/A
    End of period                                                      $15.47           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/MCM JNL 5 Division(724)

  Accumulation unit value:
    Beginning of period                                                $10.89         $10.65
    End of period                                                      $11.77         $10.89
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                                                $11.06         $10.86
    End of period                                                      $11.86         $11.06
  Accumulation units outstanding
  at the end of period                                                     --             --
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.30%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.91         $ 7.34
    End of period                                                      $ 8.06         $ 7.91
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $19.26         $17.17
    End of period                                                      $19.99         $19.26
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $23.94         $22.97
    End of period                                                      $24.49         $23.94
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Global Growth Division(686)

  Accumulation unit value:
    Beginning of period                                                $21.28         $19.36
    End of period                                                      $21.20         $21.28
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $21.12         $19.69
    End of period                                                      $21.73         $21.12
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.52         $16.87
    End of period                                                      $19.68         $18.52
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.18         $17.07
    End of period                                                      $18.64         $18.18
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.22         $11.32
    End of period                                                      $11.26         $11.22
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                  N/A          $14.26
    End of period                                                        N/A          $14.73
  Accumulation units outstanding
  at the end of period                                                   N/A              --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $14.29         $13.83
    End of period                                                      $14.29         $14.29
  Accumulation units outstanding
  at the end of period                                                  4,238            699

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.08         $16.11
    End of period                                                      $17.13         $17.08
  Accumulation units outstanding
  at the end of period                                                  1,768            294

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $23.65         $22.09
    End of period                                                      $24.52         $23.65
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $30.70         $27.52
    End of period                                                      $34.23         $30.70
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.36         $11.10
    End of period                                                      $13.37         $12.36
  Accumulation units outstanding
  at the end of period                                                  2,747            509

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.06         $15.38
    End of period                                                      $17.63         $16.06
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $15.95         $15.06
    End of period                                                      $16.12         $15.95
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.16         $16.29
    End of period                                                      $18.20         $18.16
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.24         $ 9.55
    End of period                                                      $10.44         $10.24
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.53         $11.33
    End of period                                                      $13.71         $12.53
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.34         $ 8.93
    End of period                                                      $ 8.47         $ 9.34
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.84         $ 8.66
    End of period                                                      $11.40         $ 9.84
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.13         $12.74
    End of period                                                      $13.13         $13.13
  Accumulation units outstanding
  at the end of period                                                  6,911          1,142

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.84         $11.38
    End of period                                                      $13.08         $12.84
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.24         $11.70
    End of period                                                      $14.66         $13.24
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.76         $12.41
    End of period                                                      $14.07         $13.76
  Accumulation units outstanding
  at the end of period                                                  2,089            376

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.21         $14.10
    End of period                                                      $17.24         $16.21
  Accumulation units outstanding
  at the end of period                                                  2,805            511

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.82         $10.54
    End of period                                                      $10.77         $10.82
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $12.30         $11.98
    End of period                                                      $12.23         $12.30
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.17         $ 8.91
    End of period                                                      $ 8.45         $ 9.17
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.27         $ 6.49
    End of period                                                      $ 7.96         $ 7.27
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.68         $11.41
    End of period                                                      $13.15         $12.68
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.77         $ 9.10
    End of period                                                      $10.52         $ 9.77
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.97         $ 9.77
    End of period                                                      $12.19         $10.97
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.94         $ 7.92
    End of period                                                      $ 8.47         $ 7.94
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.12         $14.74
    End of period                                                      $17.03         $16.12
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.25         $ 9.31
    End of period                                                      $12.11         $11.25
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.43         $ 9.93
    End of period                                                      $10.84         $11.43
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.39         $ 9.63
    End of period                                                      $ 9.91         $10.39
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.58         $15.39
    End of period                                                      $18.72         $17.58
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 5.46         $ 5.14
    End of period                                                      $ 5.47         $ 5.46
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.29         $10.59
    End of period                                                      $10.82         $10.29
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.57         $10.41
    End of period                                                      $12.00         $11.57
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.61         $14.00
    End of period                                                      $22.20         $16.61
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 4.35         $ 3.97
    End of period                                                      $ 4.29         $ 4.35
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.51         $ 8.16
    End of period                                                      $12.76         $ 9.51
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.59         $11.05
    End of period                                                      $12.28         $11.59
  Accumulation units outstanding
  at the end of period                                                  2,419            446

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.87        $10.32
    End of period                                                      $ 11.39        $10.87
  Accumulation units outstanding
  at the end of period                                                     --             --

Fifth Third Quality Growth VIP Division(720)

  Accumulation unit value:
    Beginning of period                                                $  6.95        $ 6.82
    End of period                                                      $  7.21        $ 6.95
  Accumulation units outstanding
  at the end of period                                                  15,671         2,783

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division(720)

  Accumulation unit value:
    Beginning of period                                                $ 14.71        $14.22
    End of period                                                      $ 15.81        $14.71
  Accumulation units outstanding
  at the end of period                                                   3,001           563

Fifth Third Disciplined Value VIP Division(720)

  Accumulation unit value:
    Beginning of period                                                $ 14.69        $14.21
    End of period                                                      $ 15.29        $14.69
  Accumulation units outstanding
  at the end of period                                                   7,439         1,336

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                $10.73           N/A
    End of period                                                      $10.46           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/MCM Value Line 25 Division(699)

  Accumulation unit value:
    Beginning of period                                                $11.41         $10.54
    End of period                                                      $15.47         $11.41
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                                                $10.89         $ 9.68
    End of period                                                      $11.77         $10.89
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM VIP Division(697)

  Accumulation unit value:
    Beginning of period                                                $11.06         $10.22
    End of period                                                      $11.86         $11.06
  Accumulation units outstanding
  at the end of period                                                     --             --
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.31%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.91         $ 7.33
    End of period                                                      $ 8.06         $ 7.91
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $19.25         $17.16
    End of period                                                      $19.97         $19.25
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $23.92         $22.96
    End of period                                                      $24.47         $23.92
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Global Growth Division(719)

  Accumulation unit value:
    Beginning of period                                                $21.26         $21.21
    End of period                                                      $21.17         $21.26
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $21.09         $19.68
    End of period                                                      $21.71         $21.09
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.50         $16.85
    End of period                                                      $19.66         $18.50
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.16         $17.05
    End of period                                                      $18.62         $18.16
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.21         $11.31
    End of period                                                      $11.25         $11.21
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                  N/A          $14.25
    End of period                                                        N/A          $14.72
  Accumulation units outstanding
  at the end of period                                                   N/A              --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $14.28         $13.82
    End of period                                                      $14.28         $14.28
  Accumulation units outstanding
  at the end of period                                                  1,281             --

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.07         $16.09
    End of period                                                      $17.11         $17.07
  Accumulation units outstanding
  at the end of period                                                  1,524             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $23.62         $22.07
    End of period                                                      $24.49         $23.62
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $30.67         $27.50
    End of period                                                      $34.19         $30.67
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.35         $11.09
    End of period                                                      $13.36         $12.35
  Accumulation units outstanding
  at the end of period                                                    328             --

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.05         $15.37
    End of period                                                      $17.61         $16.05
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $15.94         $15.05
    End of period                                                      $16.10         $15.94
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.15         $16.28
    End of period                                                      $18.18         $18.15
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.23         $ 9.55
    End of period                                                      $10.44         $10.23
  Accumulation units outstanding
  at the end of period                                                  2,195          1,209

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.52         $11.33
    End of period                                                      $13.70         $12.52
  Accumulation units outstanding
  at the end of period                                                    856            508

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.33         $ 8.92
    End of period                                                      $ 8.46         $ 9.33
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.83         $ 8.66
    End of period                                                      $11.39         $ 9.83
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.13         $12.74
    End of period                                                      $13.12         $13.13
  Accumulation units outstanding
  at the end of period                                                  2,996             --

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.83         $11.38
    End of period                                                      $13.07         $12.83
  Accumulation units outstanding
  at the end of period                                                    670            500

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.24         $11.70
    End of period                                                      $14.66         $13.24
  Accumulation units outstanding
  at the end of period                                                    348            239

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.75         $12.41
    End of period                                                      $14.06         $13.75
  Accumulation units outstanding
  at the end of period                                                    229             --

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.20         $14.09
    End of period                                                      $17.23         $16.20
  Accumulation units outstanding
  at the end of period                                                    252             --

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.82         $10.54
    End of period                                                      $10.77         $10.82
  Accumulation units outstanding
  at the end of period                                                    267            267

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $12.29         $11.97
    End of period                                                      $12.22         $12.29
  Accumulation units outstanding
  at the end of period                                                    301             --

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.16         $ 8.91
    End of period                                                      $ 8.45         $ 9.16
  Accumulation units outstanding
  at the end of period                                                    611             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.26         $ 6.49
    End of period                                                      $ 7.96         $ 7.26
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.67         $11.41
    End of period                                                      $13.14         $12.67
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.77         $ 9.09
    End of period                                                      $10.51         $ 9.77
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.97         $ 9.77
    End of period                                                      $12.19         $10.97
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.94         $ 7.92
    End of period                                                      $ 8.47         $ 7.94
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.11         $14.74
    End of period                                                      $17.03         $16.11
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.24         $ 9.30
    End of period                                                      $12.10         $11.24
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.43         $ 9.93
    End of period                                                      $10.84         $11.43
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.39         $ 9.62
    End of period                                                      $ 9.90         $10.39
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.58         $15.39
    End of period                                                      $18.71         $17.58
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 5.46         $ 5.13
    End of period                                                      $ 5.47         $ 5.46
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.28         $10.59
    End of period                                                      $10.81         $10.28
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.56         $10.40
    End of period                                                      $11.99         $11.56
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.60         $14.00
    End of period                                                      $22.18         $16.60
  Accumulation units outstanding
  at the end of period                                                    246             --

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 4.34         $ 3.97
    End of period                                                      $ 4.28         $ 4.34
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.51         $ 8.16
    End of period                                                      $12.75         $ 9.51
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.59         $11.05
    End of period                                                      $12.28         $11.59
  Accumulation units outstanding
  at the end of period                                                    267             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.87         $10.31
    End of period                                                      $11.39         $10.87
  Accumulation units outstanding
  at the end of period                                                     --             --

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                $ 6.41           N/A
    End of period                                                      $ 7.20           N/A
  Accumulation units outstanding
  at the end of period                                                  1,683           N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                $13.78           N/A
    End of period                                                      $15.81           N/A
  Accumulation units outstanding
  at the end of period                                                    285           N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                $14.63           N/A
    End of period                                                      $15.31           N/A
  Accumulation units outstanding
  at the end of period                                                    738           N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division(680)

  Accumulation unit value:
    Beginning of period                                                $10.81         $ 9.90
    End of period                                                      $10.46         $10.81
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Value Line 25 Division(680)

  Accumulation unit value:
    Beginning of period                                                $11.41         $ 9.76
    End of period                                                      $15.47         $11.41
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                                                $10.89         $ 9.68
    End of period                                                      $11.77         $10.89
  Accumulation units outstanding
  at the end of period                                                  4,362             --

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                                                $11.06         $ 9.89
    End of period                                                      $11.86         $11.06
  Accumulation units outstanding
  at the end of period                                                     --             --
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.36%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(584)

  Accumulation unit value:
    Beginning of period                                                $ 7.89         $ 7.12
    End of period                                                      $ 8.03         $ 7.89
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $19.15         $17.08
    End of period                                                      $19.86         $19.15
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $23.81         $22.85
    End of period                                                      $24.34         $23.81
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Global Growth Division(584)

  Accumulation unit value:
    Beginning of period                                                $21.16         $18.71
    End of period                                                      $21.06         $21.16
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $21.00         $19.59
    End of period                                                      $21.60         $21.00
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,      DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005              2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division(608)

  Accumulation unit value:
    Beginning of period                                                $18.41         $17.04
    End of period                                                      $19.55         $18.41
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.07         $16.97
    End of period                                                      $18.52         $18.07
  Accumulation units outstanding
  at the end of period                                                    245             38

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.15         $11.26
    End of period                                                      $11.19         $11.15
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                  N/A          $14.19
    End of period                                                        N/A          $14.65
  Accumulation units outstanding
  at the end of period                                                   N/A              --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $14.21         $13.76
    End of period                                                      $14.20         $14.21
  Accumulation units outstanding
  at the end of period                                                  3,506             46

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.98         $16.02
    End of period                                                      $17.02         $16.98
  Accumulation units outstanding
  at the end of period                                                  1,934             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $23.51         $21.97
    End of period                                                      $24.36         $23.51
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $30.52         $27.38
    End of period                                                      $34.01         $30.52
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.29         $11.04
    End of period                                                      $13.29         $12.29
  Accumulation units outstanding
  at the end of period                                                  1,810            521

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $15.97         $15.30
    End of period                                                      $17.52         $15.97
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $15.87         $14.99
    End of period                                                      $16.03         $15.87
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.07         $16.21
    End of period                                                      $18.10         $18.07
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.22         $ 9.53
    End of period                                                      $10.42         $10.22
  Accumulation units outstanding
  at the end of period                                                    513             --

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.50         $11.31
    End of period                                                      $13.68         $12.50
  Accumulation units outstanding
  at the end of period                                                    199             --

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.30         $ 8.89
    End of period                                                      $ 8.43         $ 9.30
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.80         $ 8.63
    End of period                                                      $11.35         $ 9.80
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.08         $12.70
    End of period                                                      $13.07         $13.08
  Accumulation units outstanding
  at the end of period                                                  7,091            556

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.81         $11.36
    End of period                                                      $13.04         $12.81
  Accumulation units outstanding
  at the end of period                                                    137             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.22         $11.69
    End of period                                                      $14.63         $13.22
  Accumulation units outstanding
  at the end of period                                                    188             --

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.70         $12.37
    End of period                                                      $14.01         $13.70
  Accumulation units outstanding
  at the end of period                                                  1,265            394

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.15         $14.05
    End of period                                                      $17.16         $16.15
  Accumulation units outstanding
  at the end of period                                                  1,941            534

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.80         $10.53
    End of period                                                      $10.75         $10.80
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $12.25         $11.93
    End of period                                                      $12.17         $12.25
  Accumulation units outstanding
  at the end of period                                                     55             54

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.14         $ 8.89
    End of period                                                      $ 8.42         $ 9.14
  Accumulation units outstanding
  at the end of period                                                  3,428          1,133

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.25         $ 6.48
    End of period                                                      $ 7.93         $ 7.25
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.64         $11.38
    End of period                                                      $13.10         $12.64
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.75         $ 9.08
    End of period                                                      $10.48         $ 9.75
  Accumulation units outstanding
  at the end of period                                                  2,115          2,118

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.94         $ 9.75
    End of period                                                      $12.16         $10.94
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.92         $ 7.91
    End of period                                                      $ 8.45         $ 7.92
  Accumulation units outstanding
  at the end of period                                                    482             --

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.09         $14.72
    End of period                                                      $17.00         $16.09
  Accumulation units outstanding
  at the end of period                                                    232             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.21         $ 9.28
    End of period                                                      $12.06         $11.21
  Accumulation units outstanding
  at the end of period                                                  1,874             --

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.39         $ 9.90
    End of period                                                      $10.80         $11.39
  Accumulation units outstanding
  at the end of period                                                  1,798             --

JNL/MCM Consumer Brands Sector Division(601)

  Accumulation unit value:
    Beginning of period                                                $10.36         $ 9.61
    End of period                                                      $ 9.87         $10.36
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.53         $15.35
    End of period                                                      $18.65         $17.53
  Accumulation units outstanding
  at the end of period                                                  1,199             --

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 5.45         $ 5.12
    End of period                                                      $ 5.45         $ 5.45
  Accumulation units outstanding
  at the end of period                                                    163             --

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.25         $10.56
    End of period                                                      $10.78         $10.25
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.53         $10.38
    End of period                                                      $11.95         $11.53
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.55         $13.96
    End of period                                                      $22.11         $16.55
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Communications Sector Division(601)

  Accumulation unit value:
    Beginning of period                                                $ 4.33         $ 3.87
    End of period                                                      $ 4.27         $ 4.33
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.48         $ 8.14
    End of period                                                      $12.71         $ 9.48
  Accumulation units outstanding
  at the end of period                                                  3,187          1,180

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.57         $11.04
    End of period                                                      $12.25         $11.57
  Accumulation units outstanding
  at the end of period                                                  1,423            410

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.85        $10.30
    End of period                                                      $ 11.36        $10.85
  Accumulation units outstanding
  at the end of period                                                     346            --

Fifth Third Quality Growth VIP Division(653)

  Accumulation unit value:
    Beginning of period                                                $  6.94        $ 6.20
    End of period                                                      $  7.19        $ 6.94
  Accumulation units outstanding
  at the end of period                                                  10,762         2,876

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division(653)

  Accumulation unit value:
    Beginning of period                                                $ 14.69        $12.98
    End of period                                                      $ 15.78        $14.69
  Accumulation units outstanding
  at the end of period                                                   2,123           581

Fifth Third Disciplined Value VIP Division(653)

  Accumulation unit value:
    Beginning of period                                                $ 14.67        $13.58
    End of period                                                      $ 15.25        $14.67
  Accumulation units outstanding
  at the end of period                                                   5,298         1,389

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                                                $ 10.51          N/A
    End of period                                                      $ 11.52          N/A
  Accumulation units outstanding
  at the end of period                                                     159          N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division(700)

  Accumulation unit value:
    Beginning of period                                                $10.81         $10.40
    End of period                                                      $10.45         $10.81
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Value Line 25 Division(690)

  Accumulation unit value:
    Beginning of period                                                $11.40         $ 9.53
    End of period                                                      $15.46         $11.40
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                                                $10.88         $ 9.62
    End of period                                                      $11.76         $10.88
  Accumulation units outstanding
  at the end of period                                                  2,576            640

JNL/MCM VIP Division(690)

  Accumulation unit value:
    Beginning of period                                                $11.05         $ 9.76
    End of period                                                      $11.85         $11.05
  Accumulation units outstanding
  at the end of period                                                     62             63
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.40%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                $ 7.38           N/A
    End of period                                                      $ 8.01           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                $16.92           N/A
    End of period                                                      $19.77           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                $23.52           N/A
    End of period                                                      $24.23           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/Select Global Growth Division(722)

  Accumulation unit value:
    Beginning of period                                                $21.08         $20.70
    End of period                                                      $20.97         $21.08
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $20.91         $19.52
    End of period                                                      $21.50         $20.91
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                $17.77           N/A
    End of period                                                      $19.47           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                $17.77           N/A
    End of period                                                      $18.44           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/Select Money Market Division(710)

  Accumulation unit value:
    Beginning of period                                                $11.11         $11.12
    End of period                                                      $11.14         $11.11
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division(637)

  Accumulation unit value:
    Beginning of period                                                $14.15         $13.96
    End of period                                                      $14.14         $14.15
  Accumulation units outstanding
  at the end of period                                                    716            716

JNL/Salomon Brothers Strategic Bond Division(637)

  Accumulation unit value:
    Beginning of period                                                $16.92         $16.25
    End of period                                                      $16.95         $16.92
  Accumulation units outstanding
  at the end of period                                                    308            308

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $23.42         $21.90
    End of period                                                      $24.26         $23.42
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $30.40         $27.28
    End of period                                                      $33.87         $30.40
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.24         $11.00
    End of period                                                      $13.23         $12.24
  Accumulation units outstanding
  at the end of period                                                    579            579

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $15.92         $15.25
    End of period                                                      $17.45         $15.92
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $15.82         $14.94
    End of period                                                      $15.97         $15.82
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.02         $16.17
    End of period                                                      $18.03         $18.02
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(615)

  Accumulation unit value:
    Beginning of period                                                $10.20         $ 9.44
    End of period                                                      $10.40         $10.20
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM S&P 400 MidCap Index Division(615)

  Accumulation unit value:
    Beginning of period                                                $12.49         $11.17
    End of period                                                      $13.65         $12.49
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/JPMorgan International Value Division(615)

  Accumulation unit value:
    Beginning of period                                                $ 9.77         $ 8.47
    End of period                                                      $11.31         $ 9.77
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.04         $12.67
    End of period                                                      $13.03         $13.04
  Accumulation units outstanding
  at the end of period                                                  1,167          1,167

JNL/MCM Small Cap Index Division(615)

  Accumulation unit value:
    Beginning of period                                                $12.80         $11.18
    End of period                                                      $13.02         $12.80
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(692)

  Accumulation unit value:
    Beginning of period                                                $13.20         $11.91
    End of period                                                      $14.61         $13.20
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.67         $12.34
    End of period                                                      $13.97         $13.67
  Accumulation units outstanding
  at the end of period                                                    430            430

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.10         $14.01
    End of period                                                      $17.11         $16.10
  Accumulation units outstanding
  at the end of period                                                    590            590

JNL/MCM Bond Index Division(699)

  Accumulation unit value:
    Beginning of period                                                $10.79         $10.77
    End of period                                                      $10.73         $10.79
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Salomon Brothers High Yield Bond Division(705)

  Accumulation unit value:
    Beginning of period                                                $12.21         $12.12
    End of period                                                      $12.12         $12.21
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.12         $ 8.87
    End of period                                                      $ 8.40         $ 9.12
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.23         $ 6.47
    End of period                                                      $ 7.92         $ 7.23
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.62         $11.37
    End of period                                                      $13.08         $12.62
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                $ 9.71           N/A
    End of period                                                      $10.46           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.93         $ 9.74
    End of period                                                      $12.14         $10.93
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Growth Division(615)

  Accumulation unit value:
    Beginning of period                                                $ 7.91         $ 7.52
    End of period                                                      $ 8.43         $ 7.91
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Value Division(722)

  Accumulation unit value:
    Beginning of period                                                $16.08         $15.65
    End of period                                                      $16.98         $16.08
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.18         $ 9.26
    End of period                                                      $12.03         $11.18
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.37         $ 9.88
    End of period                                                      $10.77         $11.37
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                $10.03           N/A
    End of period                                                      $ 9.84           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.49         $15.32
    End of period                                                      $18.60         $17.49
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Technology Sector Division(615)

  Accumulation unit value:
    Beginning of period                                                $ 5.44         $ 5.06
    End of period                                                      $ 5.44         $ 5.44
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                $10.07           N/A
    End of period                                                      $10.74           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(722)

  Accumulation unit value:
    Beginning of period                                                $11.51         $11.22
    End of period                                                      $11.92         $11.51
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Oil & Gas Sector Division(722)

  Accumulation unit value:
    Beginning of period                                                $16.51         $16.14
    End of period                                                      $22.04         $16.51
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                $ 4.39           N/A
    End of period                                                      $ 4.26           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.46         $ 8.12
    End of period                                                      $12.67         $ 9.46
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(637)

  Accumulation unit value:
    Beginning of period                                                $11.56         $ 9.71
    End of period                                                      $12.23         $11.56
  Accumulation units outstanding
  at the end of period                                                    515            515

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                $10.62           N/A
    End of period                                                      $11.34           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

Fifth Third Quality Growth VIP Division(637)

  Accumulation unit value:
    Beginning of period                                                $ 6.92         $ 6.15
    End of period                                                      $ 7.17         $ 6.92
  Accumulation units outstanding
  at the end of period                                                  3,087          3,087

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division(637)

  Accumulation unit value:
    Beginning of period                                                $14.67         $12.53
    End of period                                                      $15.76         $14.67
  Accumulation units outstanding
  at the end of period                                                    638            638

Fifth Third Disciplined Value VIP Division(637)

  Accumulation unit value:
    Beginning of period                                                $14.66         $13.29
    End of period                                                      $15.23         $14.66
  Accumulation units outstanding
  at the end of period                                                  1,429          1,429

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division(705)

  Accumulation unit value:
    Beginning of period                                                $10.81         $10.50
    End of period                                                      $10.45         $10.81
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Value Line 25 Division(696)

  Accumulation unit value:
    Beginning of period                                                $11.40         $10.16
    End of period                                                      $15.45         $11.40
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                                                $10.88         $ 9.87
    End of period                                                      $11.76         $10.88
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                                                $11.05         $10.10
    End of period                                                      $11.85         $11.05
  Accumulation units outstanding
  at the end of period                                                     --             --
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.41%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(649)

  Accumulation unit value:
    Beginning of period                                                $ 7.86         $ 7.16
    End of period                                                      $ 8.00         $ 7.86
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $19.06         $17.00
    End of period                                                      $19.75         $19.06
  Accumulation units outstanding
  at the end of period                                                    850            141

JNL/Select Large Cap Growth Division(609)

  Accumulation unit value:
    Beginning of period                                                $23.69         $23.11
    End of period                                                      $24.21         $23.69
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Global Growth Division(628)

  Accumulation unit value:
    Beginning of period                                                $21.06         $18.13
    End of period                                                      $20.95         $21.06
  Accumulation units outstanding
  at the end of period                                                    172             99

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $20.89         $19.50
    End of period                                                      $21.48         $20.89
  Accumulation units outstanding
  at the end of period                                                    617             26

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                $19.79           N/A
    End of period                                                      $19.45           N/A
  Accumulation units outstanding
  at the end of period                                                    -             N/A

JNL/Putnam Value Equity Division(601)

  Accumulation unit value:
    Beginning of period                                                $17.99         $16.95
    End of period                                                      $18.42         $17.99
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Money Market Division(626)

  Accumulation unit value:
    Beginning of period                                                $11.10         $11.16
    End of period                                                      $11.13         $11.10
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PPM America High Yield Bond Division(582)

  Accumulation unit value:
    Beginning of period                                                  N/A          $13.83
    End of period                                                        N/A          $14.58
  Accumulation units outstanding
  at the end of period                                                   N/A              --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $14.14         $13.70
    End of period                                                      $14.13         $14.14
  Accumulation units outstanding
  at the end of period                                                    733            234

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.89         $15.94
    End of period                                                      $16.92         $16.89
  Accumulation units outstanding
  at the end of period                                                  1,070            210

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $23.40         $21.88
    End of period                                                      $24.23         $23.40
  Accumulation units outstanding
  at the end of period                                                     16             --

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $30.37         $27.25
    End of period                                                      $33.83         $30.37
  Accumulation units outstanding
  at the end of period                                                    379             --

JNL/JPMorgan International Equity Division(611)

  Accumulation unit value:
    Beginning of period                                                $12.23         $10.76
    End of period                                                      $13.22         $12.23
  Accumulation units outstanding
  at the end of period                                                    606            181

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $15.90         $15.24
    End of period                                                      $17.43         $15.90
  Accumulation units outstanding
  at the end of period                                                    203            134

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $15.81         $14.93
    End of period                                                      $15.95         $15.81
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.00         $16.15
    End of period                                                      $18.01         $18.00
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.20         $ 9.52
    End of period                                                      $10.40         $10.20
  Accumulation units outstanding
  at the end of period                                                  1,015            247

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.48         $11.30
    End of period                                                      $13.65         $12.48
  Accumulation units outstanding
  at the end of period                                                  1,834             --

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.27         $ 8.87
    End of period                                                      $ 8.40         $ 9.27
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Value Division(605)

  Accumulation unit value:
    Beginning of period                                                $ 9.77         $ 8.45
    End of period                                                      $11.31         $ 9.77
  Accumulation units outstanding
  at the end of period                                                  1,179            269

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.04         $12.66
    End of period                                                      $13.02         $13.04
  Accumulation units outstanding
  at the end of period                                                  4,338            520

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.79         $11.35
    End of period                                                      $13.02         $12.79
  Accumulation units outstanding
  at the end of period                                                    272             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.20         $11.67
    End of period                                                      $14.60         $13.20
  Accumulation units outstanding
  at the end of period                                                    572            344

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.66         $12.33
    End of period                                                      $13.95         $13.66
  Accumulation units outstanding
  at the end of period                                                    145            129

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.09         $14.01
    End of period                                                      $17.09         $16.09
  Accumulation units outstanding
  at the end of period                                                    202            181

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.79         $10.51
    End of period                                                      $10.73         $10.79
  Accumulation units outstanding
  at the end of period                                                  1,542             --

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $12.21         $11.90
    End of period                                                      $12.12         $12.21
  Accumulation units outstanding
  at the end of period                                                    484            151

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.11         $ 8.86
    End of period                                                      $ 8.39         $ 9.11
  Accumulation units outstanding
  at the end of period                                                  1,322            786

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(655)

  Accumulation unit value:
    Beginning of period                                                $ 7.29         $ 6.16
    End of period                                                      $ 7.97         $ 7.29
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.61         $11.36
    End of period                                                      $13.07         $12.61
  Accumulation units outstanding
  at the end of period                                                     15             --

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.72         $ 9.06
    End of period                                                      $10.45         $ 9.72
  Accumulation units outstanding
  at the end of period                                                    197            199

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.92         $ 9.74
    End of period                                                      $12.13         $10.92
  Accumulation units outstanding
  at the end of period                                                    349            246

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.91         $ 7.89
    End of period                                                      $ 8.43         $ 7.91
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Value Division(601)

  Accumulation unit value:
    Beginning of period                                                $16.07         $14.78
    End of period                                                      $16.97         $16.07
  Accumulation units outstanding
  at the end of period                                                    223            145

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.18         $ 9.26
    End of period                                                      $12.02         $11.18
  Accumulation units outstanding
  at the end of period                                                  2,283            819

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.36         $ 9.88
    End of period                                                      $10.77         $11.36
  Accumulation units outstanding
  at the end of period                                                  2,189            624

JNL/MCM Consumer Brands Sector Division(719)

  Accumulation unit value:
    Beginning of period                                                $10.33         $ 9.97
    End of period                                                      $ 9.84         $10.33
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.48         $15.31
    End of period                                                      $18.58         $17.48
  Accumulation units outstanding
  at the end of period                                                    430            259

JNL/MCM Technology Sector Division(655)

  Accumulation unit value:
    Beginning of period                                                $ 5.46         $ 4.60
    End of period                                                      $ 5.46         $ 5.46
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Healthcare Sector Division(628)

  Accumulation unit value:
    Beginning of period                                                $10.22         $ 9.62
    End of period                                                      $10.74         $10.22
  Accumulation units outstanding
  at the end of period                                                    216            216

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(601)

  Accumulation unit value:
    Beginning of period                                                $11.50         $10.45
    End of period                                                      $11.92         $11.50
  Accumulation units outstanding
  at the end of period                                                    --             --

JNL/MCM Oil & Gas Sector Division(601)

  Accumulation unit value:
    Beginning of period                                                $16.50         $14.22
    End of period                                                      $22.04         $16.50
  Accumulation units outstanding
  at the end of period                                                    563            516

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                $ 4.31           N/A
    End of period                                                      $ 4.26           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.45         $ 8.12
    End of period                                                      $12.67         $ 9.45
  Accumulation units outstanding
  at the end of period                                                  1,029            738

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.55         $11.02
    End of period                                                      $12.23         $11.55
  Accumulation units outstanding
  at the end of period                                                    169            146

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.83         $10.29
    End of period                                                      $11.34         $10.83
  Accumulation units outstanding
  at the end of period                                                     --             --

Fifth Third Quality Growth VIP Division(611)

  Accumulation unit value:
    Beginning of period                                                $ 6.92         $ 6.75
    End of period                                                      $ 7.17         $ 6.92
  Accumulation units outstanding
  at the end of period                                                  1,198            913

Fifth Third Balanced VIP Division(605)

  Accumulation unit value:
    Beginning of period                                                $11.85         $11.45
    End of period                                                      $11.78         $11.85
  Accumulation units outstanding
  at the end of period                                                     50             47

Fifth Third Mid Cap VIP Division(611)

  Accumulation unit value:
    Beginning of period                                                $14.67         $13.81
    End of period                                                      $15.75         $14.67
  Accumulation units outstanding
  at the end of period                                                    220            188

Fifth Third Disciplined Value VIP Division(611)

  Accumulation unit value:
    Beginning of period                                                $14.66         $13.64
    End of period                                                      $15.23         $14.66
  Accumulation units outstanding
  at the end of period                                                  1,154            452

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division(859)

  Accumulation unit value:
    Beginning of period                                                $ 10.71          N/A
    End of period                                                      $ 11.21          N/A
  Accumulation units outstanding
  at the end of period                                                     833          N/A

JNL/Franklin Templeton Small Cap Value Division(884)

  Accumulation unit value:
    Beginning of period                                                $ 11.02          N/A
    End of period                                                      $ 10.86          N/A
  Accumulation units outstanding
  at the end of period                                                     858          N/A

JNL/MCM Nasdaq 15 Division(696)

  Accumulation unit value:
    Beginning of period                                                $ 10.81        $10.29
    End of period                                                      $ 10.44        $10.81
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/MCM Value Line 25 Division(696)

  Accumulation unit value:
    Beginning of period                                                $ 11.40        $10.16
    End of period                                                      $ 15.45        $11.40
  Accumulation units outstanding
  at the end of period                                                   5,919            --

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                                                $ 10.88        $ 9.87
    End of period                                                      $ 11.76        $10.88
  Accumulation units outstanding
  at the end of period                                                  12,115            --

JNL/MCM VIP Division(698)

  Accumulation unit value:
    Beginning of period                                                $ 11.05        $10.36
    End of period                                                      $ 11.85        $11.05
  Accumulation units outstanding
  at the end of period                                                   3,455            --
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.45%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.85         $ 7.28
    End of period                                                      $ 7.98         $ 7.85
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.99         $16.94
    End of period                                                      $19.67         $18.99
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $23.60         $22.67
    End of period                                                      $24.11         $23.60
  Accumulation units outstanding
  at the end of period                                                     30             31

JNL/Select Global Growth Division(706)

  Accumulation unit value:
    Beginning of period                                                $20.98         $20.33
    End of period                                                      $20.86         $20.98
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $20.81         $19.43
    End of period                                                      $21.39         $20.81
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.25         $16.64
    End of period                                                      $19.37         $18.25
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.92         $16.84
    End of period                                                      $18.34         $17.92
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.06         $11.17
    End of period                                                      $11.08         $11.06
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                  N/A          $14.07
    End of period                                                        N/A          $14.53
  Accumulation units outstanding
  at the end of period                                                   N/A              --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $14.08         $13.65
    End of period                                                      $14.07         $14.08
  Accumulation units outstanding
  at the end of period                                                    164            164

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.84         $15.89
    End of period                                                      $16.86         $16.84
  Accumulation units outstanding
  at the end of period                                                     78             79

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $23.31         $21.80
    End of period                                                      $24.13         $23.31
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $30.25         $27.16
    End of period                                                      $33.68         $30.25
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.18         $10.94
    End of period                                                      $13.15         $12.18
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $15.84         $15.18
    End of period                                                      $17.36         $15.84
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $15.76         $14.89
    End of period                                                      $15.90         $15.76
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.94         $16.10
    End of period                                                      $17.95         $17.94
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.19         $ 9.51
    End of period                                                      $10.38         $10.19
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.47         $11.29
    End of period                                                      $13.63         $12.47
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.25         $ 8.86
    End of period                                                      $ 8.39         $ 9.25
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.74         $ 8.59
    End of period                                                      $11.27         $ 9.74
  Accumulation units outstanding
  at the end of period                                                    130            130

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.00         $12.63
    End of period                                                      $12.98         $13.00
  Accumulation units outstanding
  at the end of period                                                    277            278

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.78         $11.34
    End of period                                                      $13.00         $12.78
  Accumulation units outstanding
  at the end of period                                                     65             65

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.18         $11.66
    End of period                                                      $14.58         $13.18
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.62         $12.30
    End of period                                                      $13.91         $13.62
  Accumulation units outstanding
  at the end of period                                                     12             12

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.05         $13.97
    End of period                                                      $17.04         $16.05
  Accumulation units outstanding
  at the end of period                                                    105            105

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.77         $10.50
    End of period                                                      $10.71         $10.77
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $12.18         $11.86
    End of period                                                      $12.08         $12.18
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.09         $ 8.85
    End of period                                                      $ 8.37         $ 9.09
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.22         $ 6.45
    End of period                                                      $ 7.89         $ 7.22
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.59         $11.34
    End of period                                                      $13.04         $12.59
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.71         $ 9.04
    End of period                                                      $10.43         $ 9.71
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.91         $ 9.72
    End of period                                                      $12.11         $10.91
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.90         $ 7.88
    End of period                                                      $ 8.41         $ 7.90
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.06         $14.70
    End of period                                                      $16.95         $16.06
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.15         $ 9.24
    End of period                                                      $11.99         $11.15
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.34         $ 9.86
    End of period                                                      $10.74         $11.34
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                $10.07           N/A
    End of period                                                      $ 9.81           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.44         $15.28
    End of period                                                      $18.54         $17.44
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Technology Sector Division(706)

  Accumulation unit value:
    Beginning of period                                                $ 5.42         $ 5.28
    End of period                                                      $ 5.42         $ 5.42
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.20         $10.52
    End of period                                                      $10.71         $10.20
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.48         $10.33
    End of period                                                      $11.88         $11.48
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.47         $13.90
    End of period                                                      $21.98         $16.47
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 4.31         $ 3.94
    End of period                                                      $ 4.25         $ 4.31
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.43         $ 8.10
    End of period                                                      $12.63         $ 9.43
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.54         $11.01
    End of period                                                      $12.21         $11.54
  Accumulation units outstanding
  at the end of period                                                     81             82

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.82         $10.28
    End of period                                                      $11.32         $10.82
  Accumulation units outstanding
  at the end of period                                                     --             --

Fifth Third Quality Growth VIP Division(607)

  Accumulation unit value:
    Beginning of period                                                $ 6.91         $ 6.85
    End of period                                                      $ 7.15         $ 6.91
  Accumulation units outstanding
  at the end of period                                                    421            421

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division(600)

  Accumulation unit value:
    Beginning of period                                                $14.66         $13.86
    End of period                                                      $15.73         $14.66
  Accumulation units outstanding
  at the end of period                                                    108            108

Fifth Third Disciplined Value VIP Division(600)

  Accumulation unit value:
    Beginning of period                                                $14.64         $13.64
    End of period                                                      $15.21         $14.64
  Accumulation units outstanding
  at the end of period                                                    259            260

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division(694)

  Accumulation unit value:
    Beginning of period                                                $10.81         $10.24
    End of period                                                      $10.44         $10.81
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Value Line 25 Division(735)

  Accumulation unit value:
    Beginning of period                                                $11.40         $11.43
    End of period                                                      $15.44         $11.40
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM JNL 5 Division(703)

  Accumulation unit value:
    Beginning of period                                                $10.88         $10.31
    End of period                                                      $11.75         $10.88
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM VIP Division(716)

  Accumulation unit value:
    Beginning of period                                                $11.05         $10.77
    End of period                                                      $11.84         $11.05
  Accumulation units outstanding
  at the end of period                                                     --             --
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.46%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.84         $ 7.28
    End of period                                                      $ 7.98         $ 7.84
  Accumulation units outstanding
  at the end of period                                                     82             --

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.97         $16.93
    End of period                                                      $19.65         $18.97
  Accumulation units outstanding
  at the end of period                                                    350             --

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                $23.37           N/A
    End of period                                                      $24.08           N/A
  Accumulation units outstanding
  at the end of period                                                     88           N/A

JNL/Select Global Growth Division(665)

  Accumulation unit value:
    Beginning of period                                                $20.95         $18.74
    End of period                                                      $20.84         $20.95
  Accumulation units outstanding
  at the end of period                                                    108             --

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $20.79         $19.41
    End of period                                                      $21.36         $20.79
  Accumulation units outstanding
  at the end of period                                                    150             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division(726)

  Accumulation unit value:
    Beginning of period                                                $ 18.23        $18.07
    End of period                                                      $ 19.35        $18.23
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 17.90        $16.82
    End of period                                                      $ 18.32        $17.90
  Accumulation units outstanding
  at the end of period                                                      56            --

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.05        $11.16
    End of period                                                      $ 11.07        $11.05
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                  N/A          $14.06
    End of period                                                        N/A          $14.51
  Accumulation units outstanding
  at the end of period                                                   N/A              --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 14.07        $13.64
    End of period                                                      $ 14.05        $14.07
  Accumulation units outstanding
  at the end of period                                                  19,541         1,339

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 16.82        $15.88
    End of period                                                      $ 16.84        $16.82
  Accumulation units outstanding
  at the end of period                                                   2,675           734

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $23.28         $21.78
    End of period                                                      $24.10         $23.28
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $30.23         $27.13
    End of period                                                      $33.65         $30.23
  Accumulation units outstanding
  at the end of period                                                    430             --

JNL/JPMorgan International Equity Division(583)

  Accumulation unit value:
    Beginning of period                                                $12.17         $10.30
    End of period                                                      $13.15         $12.17
  Accumulation units outstanding
  at the end of period                                                  2,566            441

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $15.82         $15.17
    End of period                                                      $17.34         $15.82
  Accumulation units outstanding
  at the end of period                                                    768             40

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $15.74         $14.88
    End of period                                                      $15.88         $15.74
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.93         $16.09
    End of period                                                      $17.93         $17.93
  Accumulation units outstanding
  at the end of period                                                    157             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.19         $ 9.51
    End of period                                                      $10.38         $10.19
  Accumulation units outstanding
  at the end of period                                                  9,800          6,720

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.47         $11.29
    End of period                                                      $13.62         $12.47
  Accumulation units outstanding
  at the end of period                                                  3,358          2,512

JNL/Alliance Capital Growth Division(584)

  Accumulation unit value:
    Beginning of period                                                $ 9.24         $ 8.62
    End of period                                                      $ 8.37         $ 9.24
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.73         $ 8.58
    End of period                                                      $11.26         $ 9.73
  Accumulation units outstanding
  at the end of period                                                  1,029            131

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.99         $12.62
    End of period                                                      $12.97         $12.99
  Accumulation units outstanding
  at the end of period                                                  3,762          2,884

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.78         $11.34
    End of period                                                      $12.99         $12.78
  Accumulation units outstanding
  at the end of period                                                  1,336            392

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.18         $11.66
    End of period                                                      $14.57         $13.18
  Accumulation units outstanding
  at the end of period                                                  1,816            377

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.61         $12.29
    End of period                                                      $13.90         $13.61
  Accumulation units outstanding
  at the end of period                                                    454            289

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.04         $13.96
    End of period                                                      $17.03         $16.04
  Accumulation units outstanding
  at the end of period                                                    612            405

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.77         $10.50
    End of period                                                      $10.70         $10.77
  Accumulation units outstanding
  at the end of period                                                  3,082            365

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $12.17         $11.86
    End of period                                                      $12.07         $12.17
  Accumulation units outstanding
  at the end of period                                                  1,419             51

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.09         $ 8.84
    End of period                                                      $ 8.36         $ 9.09
  Accumulation units outstanding
  at the end of period                                                  6,875          1,941

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $  7.21        $ 6.45
    End of period                                                      $  7.89        $ 7.21
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 12.58        $11.34
    End of period                                                      $ 13.03        $12.58
  Accumulation units outstanding
  at the end of period                                                   1,550         1,297

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.70        $ 9.04
    End of period                                                      $ 10.42        $ 9.70
  Accumulation units outstanding
  at the end of period                                                     470           129

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.90        $ 9.72
    End of period                                                      $ 12.10        $10.90
  Accumulation units outstanding
  at the end of period                                                   1,418            --

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $  7.89        $ 7.88
    End of period                                                      $  8.41        $ 7.89
  Accumulation units outstanding
  at the end of period                                                     350            --

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 16.06        $14.70
    End of period                                                      $ 16.95        $16.06
  Accumulation units outstanding
  at the end of period                                                      --            --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.15        $ 9.23
    End of period                                                      $ 11.99        $11.15
  Accumulation units outstanding
  at the end of period                                                   5,179         1,588

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.33        $ 9.86
    End of period                                                      $ 10.73        $11.33
  Accumulation units outstanding
  at the end of period                                                   3,165            --

JNL/MCM Consumer Brands Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.30        $ 9.55
    End of period                                                      $  9.81        $10.30
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 17.43        $15.27
    End of period                                                      $ 18.52        $17.43
  Accumulation units outstanding
  at the end of period                                                   2,816           959

JNL/MCM Technology Sector Division(584)

  Accumulation unit value:
    Beginning of period                                                $  5.42        $ 5.06
    End of period                                                      $  5.41        $ 5.42
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.20        $10.51
    End of period                                                      $ 10.71        $10.20
  Accumulation units outstanding
  at the end of period                                                      --            --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(632)

  Accumulation unit value:
    Beginning of period                                                $ 11.47        $10.28
    End of period                                                      $ 11.88        $11.47
  Accumulation units outstanding
  at the end of period                                                      --            --

JNL/MCM Oil & Gas Sector Division(603)

  Accumulation unit value:
    Beginning of period                                                $ 16.46        $14.17
    End of period                                                      $ 21.97        $16.46
  Accumulation units outstanding
  at the end of period                                                     823           279

JNL/MCM Communications Sector Division(626)

  Accumulation unit value:
    Beginning of period                                                $  4.31        $ 3.83
    End of period                                                      $  4.24        $ 4.31
  Accumulation units outstanding
  at the end of period                                                     149           144

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $  9.43        $ 8.10
    End of period                                                      $ 12.63        $ 9.43
  Accumulation units outstanding
  at the end of period                                                   5,574         1,743

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 11.53        $11.01
    End of period                                                      $ 12.20        $11.53
  Accumulation units outstanding
  at the end of period                                                     377           343

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 10.82        $10.28
    End of period                                                      $ 11.32        $10.82
  Accumulation units outstanding
  at the end of period                                                     315            --

Fifth Third Quality Growth VIP Division(583)

  Accumulation unit value:
    Beginning of period                                                $  6.91        $ 6.52
    End of period                                                      $  7.15        $ 6.91
  Accumulation units outstanding
  at the end of period                                                   2,528         2,292

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division(583)

  Accumulation unit value:
    Beginning of period                                                $ 14.65        $13.29
    End of period                                                      $ 15.73        $14.65
  Accumulation units outstanding
  at the end of period                                                     475           436

Fifth Third Disciplined Value VIP Division(583)

  Accumulation unit value:
    Beginning of period                                                $ 14.64        $13.18
    End of period                                                      $ 15.20        $14.64
  Accumulation units outstanding
  at the end of period                                                   1,555         1,076

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division(679)

  Accumulation unit value:
    Beginning of period                                                $ 10.81        $ 9.84
    End of period                                                      $ 10.44        $10.81
  Accumulation units outstanding
  at the end of period                                                   1,709         1,628

JNL/MCM Value Line 25 Division(679)

  Accumulation unit value:
    Beginning of period                                                $ 11.40        $ 9.77
    End of period                                                      $ 15.44        $11.40
  Accumulation units outstanding
  at the end of period                                                   1,611           110

JNL/MCM JNL 5 Division(686)

  Accumulation unit value:
    Beginning of period                                                $ 10.88        $ 9.72
    End of period                                                      $ 11.75        $10.88
  Accumulation units outstanding
  at the end of period                                                  61,157           498

JNL/MCM VIP Division(679)

  Accumulation unit value:
    Beginning of period                                                $ 11.05        $ 9.88
    End of period                                                      $ 11.84        $11.05
  Accumulation units outstanding
  at the end of period                                                     374           374
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.545%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                $ 7.77           N/A
    End of period                                                      $ 7.93           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.81         $16.80
    End of period                                                      $19.47         $18.81
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $23.39         $22.48
    End of period                                                      $23.87         $23.39
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $20.62         $19.27
    End of period                                                      $21.17         $20.62
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.76         $16.69
    End of period                                                      $18.16         $17.76
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Money Market Division(583)

  Accumulation unit value:
    Beginning of period                                                $10.96         $11.06
    End of period                                                      $10.97         $10.96
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                  N/A          $13.95
    End of period                                                        N/A          $14.40
  Accumulation units outstanding
  at the end of period                                                   N/A              --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.96         $13.53
    End of period                                                      $13.93         $13.96
  Accumulation units outstanding
  at the end of period                                                    550             --

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.68         $15.76
    End of period                                                      $16.69         $16.68
  Accumulation units outstanding
  at the end of period                                                    232             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $23.09         $21.61
    End of period                                                      $23.89         $23.09
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $29.98         $26.93
    End of period                                                      $33.35         $29.98
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Equity Division(583)

  Accumulation unit value:
    Beginning of period                                                $12.07         $10.22
    End of period                                                      $13.03         $12.07
  Accumulation units outstanding
  at the end of period                                                    778            385

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.80         $15.99
    End of period                                                      $17.79         $17.80
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.16         $ 9.49
    End of period                                                      $10.34         $10.16
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.44         $11.26
    End of period                                                      $13.58         $12.44
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/JPMorgan International Value Division(680)

  Accumulation unit value:
    Beginning of period                                                $ 9.68         $ 8.76
    End of period                                                      $11.19         $ 9.68
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.92         $12.55
    End of period                                                      $12.88         $12.92
  Accumulation units outstanding
  at the end of period                                                  1,367            474

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.74         $11.31
    End of period                                                      $12.95         $12.74
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.15         $11.64
    End of period                                                      $14.52         $13.15
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.53         $12.23
    End of period                                                      $13.81         $13.53
  Accumulation units outstanding
  at the end of period                                                    631            340

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $15.95         $13.89
    End of period                                                      $16.91         $15.95
  Accumulation units outstanding
  at the end of period                                                    540            147

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.74         $10.48
    End of period                                                      $10.67         $10.74
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $12.10         $11.79
    End of period                                                      $11.99         $12.10
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.04         $ 8.81
    End of period                                                      $ 8.32         $ 9.04
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.53         $11.30
    End of period                                                      $12.97         $12.53
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.66         $ 9.01
    End of period                                                      $10.37         $ 9.66
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.87         $ 9.70
    End of period                                                      $12.05         $10.87
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Value Division(680)

  Accumulation unit value:
    Beginning of period                                                $16.03         $14.89
    End of period                                                      $16.90         $16.03
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.10         $ 9.20
    End of period                                                      $11.92         $11.10
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.28         $ 9.81
    End of period                                                      $10.67         $11.28
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                $ 9.67           N/A
    End of period                                                      $ 9.75           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.35         $15.21
    End of period                                                      $18.42         $17.35
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 5.39         $ 5.08
    End of period                                                      $ 5.38         $ 5.39
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Healthcare Sector Division(680)

  Accumulation unit value:
    Beginning of period                                                $10.15         $ 9.47
    End of period                                                      $10.65         $10.15
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(664)

  Accumulation unit value:
    Beginning of period                                                $11.42         $10.73
    End of period                                                      $11.81         $11.42
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Oil & Gas Sector Division(680)

  Accumulation unit value:
    Beginning of period                                                $16.38         $16.07
    End of period                                                      $21.85         $16.38
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.38         $ 8.06
    End of period                                                      $12.56         $ 9.38
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.50         $10.98
    End of period                                                      $12.16         $11.50
  Accumulation units outstanding
  at the end of period                                                    717            377

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.79         $10.25
    End of period                                                      $11.28         $10.79
  Accumulation units outstanding
  at the end of period                                                     --             --

Fifth Third Quality Growth VIP Division(583)

  Accumulation unit value:
    Beginning of period                                                $ 6.89         $ 6.50
    End of period                                                      $ 7.12         $ 6.89
  Accumulation units outstanding
  at the end of period                                                  3,569          1,333

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division(583)

  Accumulation unit value:
    Beginning of period                                                $14.62         $13.27
    End of period                                                      $15.68         $14.62
  Accumulation units outstanding
  at the end of period                                                    579            148

Fifth Third Disciplined Value VIP Division(583)

  Accumulation unit value:
    Beginning of period                                                $14.61         $13.16
    End of period                                                      $15.16         $14.61
  Accumulation units outstanding
  at the end of period                                                  1,689            688

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Value Line 25 Division(736)

  Accumulation unit value:
    Beginning of period                                                $11.40         $11.44
    End of period                                                      $15.43         $11.40
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                $10.54           N/A
    End of period                                                      $11.74           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                $11.10           N/A
    End of period                                                      $11.83           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.56%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock Index
Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.80         $ 7.24
    End of period                                                      $ 7.92         $ 7.80
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.79         $16.78
    End of period                                                      $19.44         $18.79
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Large Cap Growth Division(608)

  Accumulation unit value:
    Beginning of period                                                $23.35         $22.77
    End of period                                                      $23.83         $23.35
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                $18.93          N/A
    End of period                                                      $20.62          N/A
  Accumulation units outstanding
  at the end of period                                                     --          N/A

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $20.59         $19.24
    End of period                                                      $21.14         $20.59
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.06         $16.48
    End of period                                                      $19.14         $18.06
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.73         $16.67
    End of period                                                      $18.13         $17.73
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.94         $11.06
    End of period                                                      $10.95         $10.94
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                 N/A           $13.93
    End of period                                                       N/A           $14.38
  Accumulation units outstanding
  at the end of period                                                  N/A               --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.94         $13.51
    End of period                                                      $13.90         $13.94
  Accumulation units outstanding
  at the end of period                                                    888             --

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.66         $15.73
    End of period                                                      $16.66         $16.66
  Accumulation units outstanding
  at the end of period                                                  1,162             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $23.06         $21.58
    End of period                                                      $23.85         $23.06
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $29.94         $26.89
    End of period                                                      $33.29         $29.94
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.06         $10.84
    End of period                                                      $13.01         $12.06
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $15.68         $15.04
    End of period                                                      $17.17         $15.68
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $15.61         $14.76
    End of period                                                      $15.73         $15.61
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.78         $15.97
    End of period                                                      $17.77         $17.78
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.16         $ 9.49
    End of period                                                      $10.33         $10.16
  Accumulation units outstanding
  at the end of period                                                  1,147             --

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.43         $11.26
    End of period                                                      $13.57         $12.43
  Accumulation units outstanding
  at the end of period                                                  1,121             --

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.17         $ 8.78
    End of period                                                      $ 8.31         $ 9.17
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.67         $ 8.53
    End of period                                                      $11.17         $ 9.67
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.90         $12.54
    End of period                                                      $12.87         $12.90
  Accumulation units outstanding
  at the end of period                                                    331            332

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.74         $11.31
    End of period                                                      $12.94         $12.74
  Accumulation units outstanding
  at the end of period                                                    308             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.14         $11.63
    End of period                                                      $14.51         $13.14
  Accumulation units outstanding
  at the end of period                                                    116             --

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.52         $12.22
    End of period                                                      $13.79         $13.52
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $15.93         $13.88
    End of period                                                      $16.89         $15.93
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.74         $10.48
    End of period                                                      $10.66         $10.74
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $12.09         $11.78
    End of period                                                      $11.98         $12.09
  Accumulation units outstanding
  at the end of period                                                    649             --

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.04         $ 8.80
    End of period                                                      $ 8.31         $ 9.04
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.18         $ 6.42
    End of period                                                      $ 7.85         $ 7.18
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.52         $11.29
    End of period                                                      $12.96         $12.52
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.66         $ 9.00
    End of period                                                      $10.36         $ 9.66
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.86         $ 9.69
    End of period                                                      $12.05         $10.86
  Accumulation units outstanding
  at the end of period                                                    461            461

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.86         $ 7.86
    End of period                                                      $ 8.37         $ 7.86
  Accumulation units outstanding
  at the end of period                                                    577            577

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.02         $14.68
    End of period                                                      $16.89         $16.02
  Accumulation units outstanding
  at the end of period                                                    288            289

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.09         $ 9.19
    End of period                                                      $11.91         $11.09
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.27         $ 9.81
    End of period                                                      $10.66         $11.27
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                $ 9.32           N/A
    End of period                                                      $ 9.74           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.33         $15.20
    End of period                                                      $18.40         $17.33
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 5.39         $ 5.07
    End of period                                                      $ 5.38         $ 5.39
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.14         $10.46
    End of period                                                      $10.64         $10.14
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.41         $10.28
    End of period                                                      $11.80         $11.41
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.37         $13.83
    End of period                                                      $21.83         $16.37
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Communications Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 4.28         $ 3.92
    End of period                                                      $ 4.22         $ 4.28
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.38         $ 8.06
    End of period                                                      $12.54         $ 9.38
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.50         $10.98
    End of period                                                      $12.15         $11.50
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.78         $10.25
    End of period                                                      $11.27         $10.78
  Accumulation units outstanding
  at the end of period                                                     --             --

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Disciplined Value VIP Division(628)

  Accumulation unit value:
    Beginning of period                                                $14.60         $13.46
    End of period                                                      $15.15         $14.60
  Accumulation units outstanding
  at the end of period                                                    309            309

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                $ 9.89           N/A
    End of period                                                      $10.42           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/MCM Value Line 25 Division(731)

  Accumulation unit value:
    Beginning of period                                                $11.40         $11.40
    End of period                                                      $15.42         $11.40
  Accumulation units outstanding
  at the end of period                                                    116             --

JNL/MCM JNL 5 Division(712)

  Accumulation unit value:
    Beginning of period                                                $10.88         $10.53
    End of period                                                      $11.73         $10.88
  Accumulation units outstanding
  at the end of period                                                    207             --

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                                                $11.05         $10.86
    End of period                                                      $11.82         $11.05
  Accumulation units outstanding
  at the end of period                                                    206             --
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.595%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division(697)

  Accumulation unit value:
    Beginning of period                                                $13.89         $13.87
    End of period                                                      $13.85         $13.89
  Accumulation units outstanding
  at the end of period                                                    799             --

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                   N/A           N/A
    End of period                                                         N/A           N/A
  Accumulation units outstanding
  at the end of period                                                    N/A           N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/PIMCO Total Return Bond Division(663)

  Accumulation unit value:
    Beginning of period                                                $12.87         $12.84
    End of period                                                      $12.83         $12.87
  Accumulation units outstanding
  at the end of period                                                  1,294             --

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM JNL 5 Division(724)

  Accumulation unit value:
    Beginning of period                                                $10.88         $10.65
    End of period                                                      $11.73         $10.88
  Accumulation units outstanding
  at the end of period                                                  7,698             --

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.61%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.78         $ 7.23
    End of period                                                      $ 7.90         $ 7.78
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $18.70         $16.70
    End of period                                                      $19.34         $18.70
  Accumulation units outstanding
  at the end of period                                                    195            198

JNL/Select Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $23.24         $22.34
    End of period                                                      $23.70         $23.24
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Global Growth Division(593)

  Accumulation unit value:
    Beginning of period                                                $20.65         $18.88
    End of period                                                      $20.51         $20.65
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $20.49         $19.15
    End of period                                                      $21.02         $20.49
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.97         $16.41
    End of period                                                      $19.04         $17.97
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.64         $16.60
    End of period                                                      $18.03         $17.64
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Money Market Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.89         $11.01
    End of period                                                      $10.90         $10.89
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PPM America High Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                  N/A          $13.87
    End of period                                                        N/A          $14.31
  Accumulation units outstanding
  at the end of period                                                   N/A              --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.87         $13.46
    End of period                                                      $13.83         $13.87
  Accumulation units outstanding
  at the end of period                                                  2,645          1,756

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.58         $15.66
    End of period                                                      $16.58         $16.58
  Accumulation units outstanding
  at the end of period                                                  1,479            989

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $22.95         $21.49
    End of period                                                      $23.72         $22.95
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Mid-Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $29.79         $26.77
    End of period                                                      $33.12         $29.79
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.00         $10.80
    End of period                                                      $12.94         $12.00
  Accumulation units outstanding
  at the end of period                                                    808            578

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $15.61         $14.98
    End of period                                                      $17.08         $15.61
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $15.55         $14.71
    End of period                                                      $15.66         $15.55
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle SmallCap Equity Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.70         $15.91
    End of period                                                      $17.68         $17.70
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.14         $ 9.48
    End of period                                                      $10.31         $10.14
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.41         $11.25
    End of period                                                      $13.54         $12.41
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Alliance Capital Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.14         $ 8.76
    End of period                                                      $ 8.28         $ 9.14
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.63         $ 8.50
    End of period                                                      $11.13         $ 9.63
  Accumulation units outstanding
  at the end of period                                                     54             59

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.86         $12.50
    End of period                                                      $12.82         $12.86
  Accumulation units outstanding
  at the end of period                                                  5,357          3,151

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.72         $11.30
    End of period                                                      $12.92         $12.72
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.12         $11.62
    End of period                                                      $14.49         $13.12
  Accumulation units outstanding
  at the end of period                                                    274            277

JNL/Lazard Small Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.47         $12.18
    End of period                                                      $13.74         $13.47
  Accumulation units outstanding
  at the end of period                                                    541            377

JNL/Lazard Mid Cap Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $15.87         $13.83
    End of period                                                      $16.83         $15.87
  Accumulation units outstanding
  at the end of period                                                    814            651

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.72         $10.46
    End of period                                                      $10.64         $10.72
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $12.04         $11.74
    End of period                                                      $11.93         $12.04
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.01         $ 8.78
    End of period                                                      $ 8.28         $ 9.01
  Accumulation units outstanding
  at the end of period                                                     53             57

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.16         $ 6.41
    End of period                                                      $ 7.82         $ 7.16
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.49         $11.27
    End of period                                                      $12.92         $12.49
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.63         $ 8.99
    End of period                                                      $10.33         $ 9.63
  Accumulation units outstanding
  at the end of period                                                     51             55

JNL/Oppenheimer Global Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.85         $ 9.68
    End of period                                                      $12.02         $10.85
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 7.85         $ 7.85
    End of period                                                      $ 8.35         $ 7.85
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.00         $14.67
    End of period                                                      $16.86         $16.00
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.06         $ 9.17
    End of period                                                      $11.87         $11.06
  Accumulation units outstanding
  at the end of period                                                    328            332

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.24         $ 9.78
    End of period                                                      $10.63         $11.24
  Accumulation units outstanding
  at the end of period                                                    261            261

JNL/MCM Consumer Brands Sector Division(590)

  Accumulation unit value:
    Beginning of period                                                $10.22         $ 9.40
    End of period                                                      $ 9.71         $10.22
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.29         $15.16
    End of period                                                      $18.35         $17.29
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Technology Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 5.37         $ 5.06
    End of period                                                      $ 5.36         $ 5.37
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Healthcare Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.11         $10.44
    End of period                                                      $10.60         $10.11
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.38         $10.25
    End of period                                                      $11.76         $11.38
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Oil & Gas Sector Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.32         $13.79
    End of period                                                      $21.76         $16.32
  Accumulation units outstanding
  at the end of period                                                    217            220

JNL/MCM Communications Sector Division(590)

  Accumulation unit value:
    Beginning of period                                                $ 4.27         $ 3.77
    End of period                                                      $ 4.20         $ 4.27
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.35         $ 8.04
    End of period                                                      $12.50         $ 9.35
  Accumulation units outstanding
  at the end of period                                                     56             61

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.48         $10.97
    End of period                                                      $12.13         $11.48
  Accumulation units outstanding
  at the end of period                                                    625            447

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.76         $10.24
    End of period                                                      $11.25         $10.76
  Accumulation units outstanding
  at the end of period                                                     --             --

Fifth Third Quality Growth VIP Division(618)

  Accumulation unit value:
    Beginning of period                                                $ 6.87         $ 6.44
    End of period                                                      $ 7.10         $ 6.87
  Accumulation units outstanding
  at the end of period                                                  4,661          3,522

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division(618)

  Accumulation unit value:
    Beginning of period                                                $14.60         $13.29
    End of period                                                      $15.64         $14.60
  Accumulation units outstanding
  at the end of period                                                    873            701

Fifth Third Disciplined Value VIP Division(618)

  Accumulation unit value:
    Beginning of period                                                $14.58         $13.48
    End of period                                                      $15.12         $14.58
  Accumulation units outstanding
  at the end of period                                                  2,357          1,831

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                $10.72           N/A
    End of period                                                      $10.42           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/MCM Value Line 25 Division(723)

  Accumulation unit value:
    Beginning of period                                                $11.40         $11.12
    End of period                                                      $15.41         $11.40
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                                                $10.88         $ 9.86
    End of period                                                      $11.73         $10.88
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                $10.94           N/A
    End of period                                                      $11.82           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.66%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(615)

  Accumulation unit value:
    Beginning of period                                                $ 7.75         $ 7.15
    End of period                                                      $ 7.87         $ 7.75
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Capital Growth Division(615)

  Accumulation unit value:
    Beginning of period                                                $18.61         $16.44
    End of period                                                      $19.24         $18.61
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Large Cap Growth Division(616)

  Accumulation unit value:
    Beginning of period                                                $23.13         $21.57
    End of period                                                      $23.57         $23.13
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Global Growth Division(676)

  Accumulation unit value:
    Beginning of period                                                $20.55         $18.77
    End of period                                                      $20.40         $20.55
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                                                $20.39         $19.07
    End of period                                                      $20.91         $20.39
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division(609)

  Accumulation unit value:
    Beginning of period                                                $17.88         $16.60
    End of period                                                      $18.94         $17.88
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Putnam Value Equity Division(615)

  Accumulation unit value:
    Beginning of period                                                $17.56         $16.31
    End of period                                                      $17.94         $17.56
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Money Market Division(624)

  Accumulation unit value:
    Beginning of period                                                $10.84         $10.91
    End of period                                                      $10.84         $10.84
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PPM America High Yield Bond Division(583)

  Accumulation unit value:
    Beginning of period                                                  N/A          $13.51
    End of period                                                        N/A          $14.24
  Accumulation units outstanding
  at the end of period                                                   N/A              --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(616)

  Accumulation unit value:
    Beginning of period                                                $13.80         $13.53
    End of period                                                      $13.76         $13.80
  Accumulation units outstanding
  at the end of period                                                    581             --

JNL/Salomon Brothers Strategic Bond Division(601)

  Accumulation unit value:
    Beginning of period                                                $16.50         $15.56
    End of period                                                      $16.49         $16.50
  Accumulation units outstanding
  at the end of period                                                  2,972          1,152

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(609)

  Accumulation unit value:
    Beginning of period                                                $22.84         $21.44
    End of period                                                      $23.60         $22.84
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Mid-Cap Growth Division(598)

  Accumulation unit value:
    Beginning of period                                                $29.65         $26.42
    End of period                                                      $32.94         $29.65
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Equity Division(676)

  Accumulation unit value:
    Beginning of period                                                $11.94         $10.69
    End of period                                                      $12.87         $11.94
  Accumulation units outstanding
  at the end of period                                                     49             --

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                                                $15.54         $14.91
    End of period                                                      $16.99         $15.54
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle Core Equity Division(629)

  Accumulation unit value:
    Beginning of period                                                $15.48         $13.97
    End of period                                                      $15.59         $15.48
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle SmallCap Equity Division(616)

  Accumulation unit value:
    Beginning of period                                                $17.63         $15.42
    End of period                                                      $17.60         $17.63
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(594)

  Accumulation unit value:
    Beginning of period                                                $10.13         $ 9.62
    End of period                                                      $10.29         $10.13
  Accumulation units outstanding
  at the end of period                                                  2,567             --

JNL/MCM S&P 400 MidCap Index Division(594)

  Accumulation unit value:
    Beginning of period                                                $12.39         $11.40
    End of period                                                      $13.51         $12.39
  Accumulation units outstanding
  at the end of period                                                  1,437             --

JNL/Alliance Capital Growth Division(616)

  Accumulation unit value:
    Beginning of period                                                $ 9.11         $ 8.56
    End of period                                                      $ 8.25         $ 9.11
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.60         $ 8.47
    End of period                                                      $11.09         $ 9.60
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PIMCO Total Return Bond Division(601)

  Accumulation unit value:
    Beginning of period                                                $12.81         $12.38
    End of period                                                      $12.77         $12.81
  Accumulation units outstanding
  at the end of period                                                  2,243          1,480

JNL/MCM Small Cap Index Division(592)

  Accumulation unit value:
    Beginning of period                                                $12.70         $11.12
    End of period                                                      $12.89         $12.70
  Accumulation units outstanding
  at the end of period                                                  1,189             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(594)

  Accumulation unit value:
    Beginning of period                                                $13.10         $11.67
    End of period                                                      $14.46         $13.10
  Accumulation units outstanding
  at the end of period                                                  1,379             --

JNL/Lazard Small Cap Value Division(601)

  Accumulation unit value:
    Beginning of period                                                $13.43         $12.11
    End of period                                                      $13.68         $13.43
  Accumulation units outstanding
  at the end of period                                                     37             --

JNL/Lazard Mid Cap Value Division(601)

  Accumulation unit value:
    Beginning of period                                                $15.82         $14.01
    End of period                                                      $16.76         $15.82
  Accumulation units outstanding
  at the end of period                                                     49             --

JNL/MCM Bond Index Division(603)

  Accumulation unit value:
    Beginning of period                                                $10.71         $10.41
    End of period                                                      $10.62         $10.71
  Accumulation units outstanding
  at the end of period                                                  3,940          1,968

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $12.00         $11.70
    End of period                                                      $11.89         $12.00
  Accumulation units outstanding
  at the end of period                                                    602             --

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 8.99         $ 8.76
    End of period                                                      $ 8.25         $ 8.99
  Accumulation units outstanding
  at the end of period                                                  4,576          1,194

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(601)

  Accumulation unit value:
    Beginning of period                                                $ 7.14         $ 6.41
    End of period                                                      $ 7.80         $ 7.14
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Value Division(601)

  Accumulation unit value:
    Beginning of period                                                $12.46         $11.35
    End of period                                                      $12.88         $12.46
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Balanced Division(616)

  Accumulation unit value:
    Beginning of period                                                $ 9.61         $ 8.92
    End of period                                                      $10.30         $ 9.61
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Global Growth Division(601)

  Accumulation unit value:
    Beginning of period                                                $10.82         $ 9.43
    End of period                                                      $11.99         $10.82
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Growth Division(603)

  Accumulation unit value:
    Beginning of period                                                $ 7.83         $ 7.70
    End of period                                                      $ 8.33         $ 7.83
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                                                $15.98         $14.65
    End of period                                                      $16.84         $15.98
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.03         $ 9.14
    End of period                                                      $11.83         $11.03
  Accumulation units outstanding
  at the end of period                                                  3,218            970

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.21         $ 9.76
    End of period                                                      $10.59         $11.21
  Accumulation units outstanding
  at the end of period                                                  3,133            665

JNL/MCM Consumer Brands Sector Division(606)

  Accumulation unit value:
    Beginning of period                                                $10.19         $ 9.44
    End of period                                                      $ 9.68         $10.19
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.24         $15.12
    End of period                                                      $18.29         $17.24
  Accumulation units outstanding
  at the end of period                                                  1,840            436

JNL/MCM Technology Sector Division(715)

  Accumulation unit value:
    Beginning of period                                                $ 5.36         $ 5.21
    End of period                                                      $ 5.34         $ 5.36
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Healthcare Sector Division(609)

  Accumulation unit value:
    Beginning of period                                                $10.08         $10.11
    End of period                                                      $10.57         $10.08
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(596)

  Accumulation unit value:
    Beginning of period                                                $11.35         $10.37
    End of period                                                      $11.72         $11.35
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Oil & Gas Sector Division(596)

  Accumulation unit value:
    Beginning of period                                                $16.28         $13.37
    End of period                                                      $21.69         $16.28
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Communications Sector Division(606)

  Accumulation unit value:
    Beginning of period                                                $ 4.26         $ 3.78
    End of period                                                      $ 4.19         $ 4.26
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.32         $ 8.02
    End of period                                                      $12.46         $ 9.32
  Accumulation units outstanding
  at the end of period                                                  1,839             --

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(598)

  Accumulation unit value:
    Beginning of period                                                $11.46         $10.72
    End of period                                                      $12.10         $11.46
  Accumulation units outstanding
  at the end of period                                                     42             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(601)

  Accumulation unit value:
    Beginning of period                                                $10.75         $10.31
    End of period                                                      $11.22         $10.75
  Accumulation units outstanding
  at the end of period                                                     --             --

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                $ 6.57            N/A
    End of period                                                      $ 7.08            N/A
  Accumulation units outstanding
  at the end of period                                                    276            N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A             N/A
    End of period                                                        N/A             N/A
  Accumulation units outstanding
  at the end of period                                                   N/A             N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                $14.20            N/A
    End of period                                                      $15.63            N/A
  Accumulation units outstanding
  at the end of period                                                     53            N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                $14.41            N/A
    End of period                                                      $15.13            N/A
  Accumulation units outstanding
  at the end of period                                                    125            N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A             N/A
    End of period                                                        N/A             N/A
  Accumulation units outstanding
  at the end of period                                                   N/A             N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division(715)

  Accumulation unit value:
    Beginning of period                                               $ 10.80         $10.45
    End of period                                                     $ 10.41         $10.80
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Value Line 25 Division(708)

  Accumulation unit value:
    Beginning of period                                               $ 11.40         $10.78
    End of period                                                     $ 15.40         $11.40
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                                               $ 10.88         $ 9.72
    End of period                                                     $ 11.72         $10.88
  Accumulation units outstanding
  at the end of period                                                 13,453            985

JNL/MCM VIP Division(691)

  Accumulation unit value:
    Beginning of period                                               $ 11.05         $ 9.87
    End of period                                                     $ 11.81         $11.05
  Accumulation units outstanding
  at the end of period                                                  4,412             --
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.71%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(585)

  Accumulation unit value:
    Beginning of period                                                $ 7.73         $ 7.00
    End of period                                                      $ 7.85         $ 7.73
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Capital Growth Division(598)

  Accumulation unit value:
    Beginning of period                                                $18.52         $16.33
    End of period                                                      $19.13         $18.52
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Large Cap Growth Division(631)

  Accumulation unit value:
    Beginning of period                                                $23.02         $20.77
    End of period                                                      $23.46         $23.02
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Global Growth Division(617)

  Accumulation unit value:
    Beginning of period                                                $20.46         $18.54
    End of period                                                      $20.29         $20.46
  Accumulation units outstanding
  at the end of period                                                    378             --

JNL/Select Balanced Division(608)

  Accumulation unit value:
    Beginning of period                                                $20.30         $19.00
    End of period                                                      $20.80         $20.30
  Accumulation units outstanding
  at the end of period                                                     77             26

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division(665)

  Accumulation unit value:
    Beginning of period                                                $17.80         $16.12
    End of period                                                      $18.84         $17.80
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Putnam Value Equity Division(659)

  Accumulation unit value:
    Beginning of period                                                $17.47         $16.36
    End of period                                                      $17.84         $17.47
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Money Market Division(674)

  Accumulation unit value:
    Beginning of period                                                $10.78         $10.82
    End of period                                                      $10.78         $10.78
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/PPM America High Yield Bond Division(608)

  Accumulation unit value:
    Beginning of period                                                  N/A          $13.69
    End of period                                                        N/A          $14.18
  Accumulation units outstanding
  at the end of period                                                   N/A              --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(589)

  Accumulation unit value:
    Beginning of period                                                $13.73         $13.32
    End of period                                                      $13.68         $13.73
  Accumulation units outstanding
  at the end of period                                                  2,126            317

JNL/Salomon Brothers Strategic Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $16.42         $15.53
    End of period                                                      $16.40         $16.42
  Accumulation units outstanding
  at the end of period                                                  2,594            136

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(584)

  Accumulation unit value:
    Beginning of period                                                $22.73         $20.67
    End of period                                                      $23.47         $22.73
  Accumulation units outstanding
  at the end of period                                                    301             --

JNL/T. Rowe Price Mid-Cap Growth Division(584)

  Accumulation unit value:
    Beginning of period                                                $29.51         $25.62
    End of period                                                      $32.77         $29.51
  Accumulation units outstanding
  at the end of period                                                  2,002          1,095

JNL/JPMorgan International Equity Division(589)

  Accumulation unit value:
    Beginning of period                                                $11.88         $10.39
    End of period                                                      $12.80         $11.88
  Accumulation units outstanding
  at the end of period                                                    243            244

JNL/Alger Growth Division(618)

  Accumulation unit value:
    Beginning of period                                                $15.47         $14.47
    End of period                                                      $16.91         $15.47
  Accumulation units outstanding
  at the end of period                                                    532             --

JNL/Eagle Core Equity Division(618)

  Accumulation unit value:
    Beginning of period                                                $15.42         $14.13
    End of period                                                      $15.51         $15.42
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle SmallCap Equity Division(606)

  Accumulation unit value:
    Beginning of period                                                $17.56         $15.80
    End of period                                                      $17.52         $17.56
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $10.11         $ 9.46
    End of period                                                      $10.27         $10.11
  Accumulation units outstanding
  at the end of period                                                  3,628          3,732

JNL/MCM S&P 400 MidCap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.37         $11.22
    End of period                                                      $13.49         $12.37
  Accumulation units outstanding
  at the end of period                                                  1,032          1,063

JNL/Alliance Capital Growth Division(598)

  Accumulation unit value:
    Beginning of period                                                $ 9.08         $ 8.74
    End of period                                                      $ 8.22         $ 9.08
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Value Division(583)

  Accumulation unit value:
    Beginning of period                                                $ 9.57         $ 7.89
    End of period                                                      $11.04         $ 9.57
  Accumulation units outstanding
  at the end of period                                                    918             --

JNL/PIMCO Total Return Bond Division(583)

  Accumulation unit value:
    Beginning of period                                                $12.77         $12.34
    End of period                                                      $12.72         $12.77
  Accumulation units outstanding
  at the end of period                                                  7,736          2,959

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.68         $11.27
    End of period                                                      $12.86         $12.68
  Accumulation units outstanding
  at the end of period                                                    660            683

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.08         $11.59
    End of period                                                      $14.43         $13.08
  Accumulation units outstanding
  at the end of period                                                    604            619

JNL/Lazard Small Cap Value Division(589)

  Accumulation unit value:
    Beginning of period                                                $13.38         $12.05
    End of period                                                      $13.63         $13.38
  Accumulation units outstanding
  at the end of period                                                    367            175

JNL/Lazard Mid Cap Value Division(589)

  Accumulation unit value:
    Beginning of period                                                $15.77         $13.87
    End of period                                                      $16.70         $15.77
  Accumulation units outstanding
  at the end of period                                                    404            243

JNL/MCM Bond Index Division(584)

  Accumulation unit value:
    Beginning of period                                                $10.69         $10.36
    End of period                                                      $10.60         $10.69
  Accumulation units outstanding
  at the end of period                                                  2,170            721

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $11.96         $11.66
    End of period                                                      $11.84         $11.96
  Accumulation units outstanding
  at the end of period                                                  1,655            622

JNL/MCM Dow(SM) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 8.96         $ 8.74
    End of period                                                      $ 8.23         $ 8.96
  Accumulation units outstanding
  at the end of period                                                  6,125          3,634

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(598)

  Accumulation unit value:
    Beginning of period                                                $ 7.13         $ 6.36
    End of period                                                      $ 7.78         $ 7.13
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Value Division(584)

  Accumulation unit value:
    Beginning of period                                                $12.43         $10.93
    End of period                                                      $12.85         $12.43
  Accumulation units outstanding
  at the end of period                                                  4,359          2,609

JNL/FMR Balanced Division(583)

  Accumulation unit value:
    Beginning of period                                                $ 9.59         $ 8.68
    End of period                                                      $10.28         $ 9.59
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Global Growth Division(605)

  Accumulation unit value:
    Beginning of period                                                $10.80         $ 9.50
    End of period                                                      $11.96         $10.80
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Growth Division(639)

  Accumulation unit value:
    Beginning of period                                                $ 7.82         $ 6.84
    End of period                                                      $ 8.31         $ 7.82
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Value Division(614)

  Accumulation unit value:
    Beginning of period                                                $15.97         $14.39
    End of period                                                      $16.81         $15.97
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.00         $ 9.12
    End of period                                                      $11.79         $11.00
  Accumulation units outstanding
  at the end of period                                                  5,719          2,960

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.18         $ 9.74
    End of period                                                      $10.56         $11.18
  Accumulation units outstanding
  at the end of period                                                    712             --

JNL/MCM Consumer Brands Sector Division(620)

  Accumulation unit value:
    Beginning of period                                                $10.16         $ 8.96
    End of period                                                      $ 9.65         $10.16
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Select Small-Cap Division(572)

  Accumulation unit value:
    Beginning of period                                                $17.19         $15.09
    End of period                                                      $18.23         $17.19
  Accumulation units outstanding
  at the end of period                                                    467             --

JNL/MCM Technology Sector Division(598)

  Accumulation unit value:
    Beginning of period                                                $ 5.34         $ 5.16
    End of period                                                      $ 5.33         $ 5.34
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Healthcare Sector Division(584)

  Accumulation unit value:
    Beginning of period                                                $10.06         $ 9.98
    End of period                                                      $10.53         $10.06
  Accumulation units outstanding
  at the end of period                                                  5,418          3,236

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(584)

  Accumulation unit value:
    Beginning of period                                               $ 11.31        $ 10.02
    End of period                                                     $ 11.69        $ 11.31
  Accumulation units outstanding
  at the end of period                                                  4,825          2,830

JNL/MCM Oil & Gas Sector Division(614)

  Accumulation unit value:
    Beginning of period                                               $ 16.23        $ 14.30
    End of period                                                     $ 21.61        $ 16.23
  Accumulation units outstanding
  at the end of period                                                  3,768          2,000

JNL/MCM Communications Sector Division(614)

  Accumulation unit value:
    Beginning of period                                               $  4.25        $  3.75
    End of period                                                     $  4.18        $  4.25
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                               $  9.30        $  8.00
    End of period                                                     $ 12.42        $  9.30
  Accumulation units outstanding
  at the end of period                                                 12,391          6,946

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(621)

  Accumulation unit value:
    Beginning of period                                               $ 11.44        $ 10.27
    End of period                                                     $ 12.08        $ 11.44
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(583)

  Accumulation unit value:
    Beginning of period                                                $10.73         $ 9.91
    End of period                                                      $11.20         $10.73
  Accumulation units outstanding
  at the end of period                                                    205            205

Fifth Third Quality Growth VIP Division(589)

  Accumulation unit value:
    Beginning of period                                                $ 6.84         $ 6.77
    End of period                                                      $ 7.06         $ 6.84
  Accumulation units outstanding
  at the end of period                                                  1,183          1,184

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division(589)

  Accumulation unit value:
    Beginning of period                                                $14.56         $13.91
    End of period                                                      $15.59         $14.56
  Accumulation units outstanding
  at the end of period                                                    416            243

Fifth Third Disciplined Value VIP Division(589)

  Accumulation unit value:
    Beginning of period                                                $14.55         $13.44
    End of period                                                      $15.07         $14.55
  Accumulation units outstanding
  at the end of period                                                  1,077            596

JNL/AIM Real Estate Division(830)

  Accumulation unit value:
    Beginning of period                                                $10.17           N/A
    End of period                                                      $11.49           N/A
  Accumulation units outstanding
  at the end of period                                                    208           N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                                               $ 10.33           N/A
    End of period                                                     $ 11.19           N/A
  Accumulation units outstanding
  at the end of period                                                    418           N/A

JNL/Franklin Templeton Small Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                                               $ 10.27           N/A
    End of period                                                     $ 10.83           N/A
  Accumulation units outstanding
  at the end of period                                                    426           N/A

JNL/MCM Nasdaq 15 Division(721)

  Accumulation unit value:
    Beginning of period                                               $ 10.80         $10.75
    End of period                                                     $ 10.40         $10.80
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Value Line 25 Division(721)

  Accumulation unit value:
    Beginning of period                                               $ 11.40         $10.85
    End of period                                                     $ 15.39         $11.40
  Accumulation units outstanding
  at the end of period                                                    386             --

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                                               $ 10.88         $ 9.77
    End of period                                                     $ 11.71         $10.88
  Accumulation units outstanding
  at the end of period                                                 14,998            220

JNL/MCM VIP Division(682)

  Accumulation unit value:
    Beginning of period                                               $ 11.04         $ 9.80
    End of period                                                     $ 11.80         $11.04
  Accumulation units outstanding
  at the end of period                                                  1,285            219
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.76%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Putnam Value Equity Division(742)

  Accumulation unit value:
    Beginning of period                                                $17.07           N/A
    End of period                                                      $17.75           N/A
  Accumulation units outstanding
  at the end of period                                                    552           N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Alger Growth Division(705)

  Accumulation unit value:
    Beginning of period                                                $15.40         $14.87
    End of period                                                      $16.82         $15.40
  Accumulation units outstanding
  at the end of period                                                    567             --

JNL/Eagle Core Equity Division(713)

  Accumulation unit value:
    Beginning of period                                                $15.35         $14.90
    End of period                                                      $15.44         $15.35
  Accumulation units outstanding
  at the end of period                                                    628             --

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(709)

  Accumulation unit value:
    Beginning of period                                                $10.10         $ 9.77
    End of period                                                      $10.25         $10.10
  Accumulation units outstanding
  at the end of period                                                  2,109             --

JNL/MCM S&P 400 MidCap Index Division(592)

  Accumulation unit value:
    Beginning of period                                                $12.36         $11.10
    End of period                                                      $13.46         $12.36
  Accumulation units outstanding
  at the end of period                                                    803             --

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Small Cap Index Division(574)

  Accumulation unit value:
    Beginning of period                                                $12.66         $10.84
    End of period                                                      $12.84         $12.66
  Accumulation units outstanding
  at the end of period                                                    831             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $11.58         $11.49
    End of period                                                      $14.40         $13.06
  Accumulation units outstanding
  at the end of period                                                    764             --

JNL/Lazard Small Cap Value Division(702)

  Accumulation unit value:
    Beginning of period                                                $13.33         $12.60
    End of period                                                      $13.58         $13.33
  Accumulation units outstanding
  at the end of period                                                    645             --

JNL/Lazard Mid Cap Value Division(702)

  Accumulation unit value:
    Beginning of period                                                $15.71         $14.77
    End of period                                                      $16.63         $15.71
  Accumulation units outstanding
  at the end of period                                                  1,165             --

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Value Division(705)

  Accumulation unit value:
    Beginning of period                                                $15.95         $15.55
    End of period                                                      $16.78         $15.95
  Accumulation units outstanding
  at the end of period                                                    530             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM  S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division(742)

  Accumulation unit value:
    Beginning of period                                                $13.99            N/A
    End of period                                                      $15.56            N/A
  Accumulation units outstanding
  at the end of period                                                    674            N/A

Fifth Third Disciplined Value VIP Division(742)

  Accumulation unit value:
    Beginning of period                                                $14.20            N/A
    End of period                                                      $15.08            N/A
  Accumulation units outstanding
  at the end of period                                                  1,243            N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Value Line 25 Division(710)

  Accumulation unit value:
    Beginning of period                                                $11.39         $10.67
    End of period                                                      $15.39         $11.39
  Accumulation units outstanding
  at the end of period                                                  1,740             --

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                                                $10.87         $ 9.86
    End of period                                                      $11.71         $10.87
  Accumulation units outstanding
  at the end of period                                                 23,794             --

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                                                $11.04         $10.52
    End of period                                                      $11.79         $11.04
  Accumulation units outstanding
  at the end of period                                                  2,280             --
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.86%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/JPMorgan International Value Division(733)

  Accumulation unit value:
    Beginning of period                                                $ 9.47         $ 9.41
    End of period                                                      $10.91         $ 9.47
  Accumulation units outstanding
  at the end of period                                                    570             --

JNL/PIMCO Total Return Bond Division(658)

  Accumulation unit value:
    Beginning of period                                                $12.64         $12.55
    End of period                                                      $12.57         $12.64
  Accumulation units outstanding
  at the end of period                                                    952             --

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $13.02         $11.55
    End of period                                                      $14.34         $13.02
  Accumulation units outstanding
  at the end of period                                                    868             --

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Oil & Gas Sector Division(612)

  Accumulation unit value:
    Beginning of period                                                $16.10         $14.19
    End of period                                                      $21.41         $16.10
  Accumulation units outstanding
  at the end of period                                                    684             --

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.22         $ 7.94
    End of period                                                      $12.30         $ 9.22
  Accumulation units outstanding
  at the end of period                                                    968             --

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division(958)

  Accumulation unit value:
    Beginning of period                                                $10.94           N/A
    End of period                                                      $10.82           N/A
  Accumulation units outstanding
  at the end of period                                                    273           N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 2.96%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division(741)

  Accumulation unit value:
    Beginning of period                                                $13.38           N/A
    End of period                                                      $13.32           N/A
  Accumulation units outstanding
  at the end of period                                                  2,217           N/A

JNL/Salomon Brothers Strategic Bond Division(701)

  Accumulation unit value:
    Beginning of period                                                $16.03         $15.81
    End of period                                                      $15.97         $16.03
  Accumulation units outstanding
  at the end of period                                                  1,149             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/T. Rowe Price Mid-Cap Growth Division(736)

  Accumulation unit value:
    Beginning of period                                                $28.80         $28.81
    End of period                                                      $31.91         $28.80
  Accumulation units outstanding
  at the end of period                                                    258             --

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/PIMCO Total Return Bond Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.56         $12.24
    End of period                                                      $12.48         $12.56
  Accumulation units outstanding
  at the end of period                                                  5,290             --

JNL/MCM Small Cap Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.59         $11.21
    End of period                                                      $12.74         $12.59
  Accumulation units outstanding
  at the end of period                                                    309             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(572)

  Accumulation unit value:
    Beginning of period                                                $12.99         $11.53
    End of period                                                      $14.29         $12.99
  Accumulation units outstanding
  at the end of period                                                  1,055             --

JNL/Lazard Small Cap Value Division(741)

  Accumulation unit value:
    Beginning of period                                                $12.57           N/A
    End of period                                                      $13.36           N/A
  Accumulation units outstanding
  at the end of period                                                    284           N/A

JNL/Lazard Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                $15.10           N/A
    End of period                                                      $16.37           N/A
  Accumulation units outstanding
  at the end of period                                                    239           N/A

JNL/MCM Bond Index Division(620)

  Accumulation unit value:
    Beginning of period                                                $10.61         $10.49
    End of period                                                      $10.49         $10.61
  Accumulation units outstanding
  at the end of period                                                  1,410             --

JNL/Salomon Brothers High Yield Bond Division(701)

  Accumulation unit value:
    Beginning of period                                                $11.75         $11.67
    End of period                                                      $11.60         $11.75
  Accumulation units outstanding
  at the end of period                                                    307             --

JNL/MCM Dow(SM) 10 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/T. Rowe Price Value Division(733)

  Accumulation unit value:
    Beginning of period                                                $12.29         $12.22
    End of period                                                      $12.67         $12.29
  Accumulation units outstanding
  at the end of period                                                    591             --

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                 N/A            N/A
    End of period                                                       N/A            N/A
  Accumulation units outstanding
  at the end of period                                                  N/A            N/A

JNL/MCM Oil & Gas Sector Division(622)

  Accumulation unit value:
    Beginning of period                                                $16.01         $14.44
    End of period                                                      $21.27         $16.01
  Accumulation units outstanding
  at the end of period                                                    541             --

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                 N/A            N/A
    End of period                                                       N/A            N/A
  Accumulation units outstanding
  at the end of period                                                  N/A            N/A

JNL/MCM S&P(R) 10 Division(572)

  Accumulation unit value:
    Beginning of period                                                $ 9.17         $ 7.90
    End of period                                                      $12.22         $ 9.17
  Accumulation units outstanding
  at the end of period                                                  1,458             --

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                 N/A            N/A
    End of period                                                       N/A            N/A
  Accumulation units outstanding
  at the end of period                                                  N/A            N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                 N/A            N/A
    End of period                                                       N/A            N/A
  Accumulation units outstanding
  at the end of period                                                  N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                 N/A            N/A
    End of period                                                       N/A            N/A
  Accumulation units outstanding
  at the end of period                                                  N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                 N/A            N/A
    End of period                                                       N/A            N/A
  Accumulation units outstanding
  at the end of period                                                  N/A            N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                 N/A            N/A
    End of period                                                       N/A            N/A
  Accumulation units outstanding
  at the end of period                                                  N/A            N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                 N/A            N/A
    End of period                                                       N/A            N/A
  Accumulation units outstanding
  at the end of period                                                  N/A            N/A

JNL/MCM JNL 5 Division(736)

  Accumulation unit value:
    Beginning of period                                                $10.87         $10.86
    End of period                                                      $11.68         $10.87
  Accumulation units outstanding
  at the end of period                                                  1,948             --

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                 N/A            N/A
    End of period                                                       N/A            N/A
  Accumulation units outstanding
  at the end of period                                                  N/A            N/A
Accumulation Unit Values
CONTRACT WITH ENDORSEMENTS - 3.01%

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division(650)

  Accumulation unit value:
    Beginning of period                                                $ 7.60         $ 6.95
    End of period                                                      $ 7.69         $ 7.60
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                $16.30           N/A
    End of period                                                      $18.53           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/Select Large Cap Growth Division(585)

  Accumulation unit value:
    Beginning of period                                                $22.36         $21.14
    End of period                                                      $22.71         $22.36
  Accumulation units outstanding
  at the end of period                                                    916            916

JNL/Select Global Growth Division(583)

  Accumulation unit value:
    Beginning of period                                                $19.87         $17.50
    End of period                                                      $19.65         $19.87
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Balanced Division(610)

  Accumulation unit value:
    Beginning of period                                                $19.72         $18.52
    End of period                                                      $20.15         $19.72
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Equity Division(631)

  Accumulation unit value:
    Beginning of period                                                $17.29         $15.43
    End of period                                                      $18.25         $17.29
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Putnam Value Equity Division(610)

  Accumulation unit value:
    Beginning of period                                                $16.98         $15.98
    End of period                                                      $17.28         $16.98
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/PPM America High Yield Bond Division(663)

  Accumulation unit value:
    Beginning of period                                                  N/A          $13.75
    End of period                                                        N/A          $13.78
  Accumulation units outstanding
  at the end of period                                                   N/A              --

JNL/Salomon Brothers U.S. Government & Quality Bond Division(585)

  Accumulation unit value:
    Beginning of period                                                $13.34         $12.91
    End of period                                                      $13.25         $13.34
  Accumulation units outstanding
  at the end of period                                                    790            790

JNL/Salomon Brothers Strategic Bond Division(585)

  Accumulation unit value:
    Beginning of period                                                $15.95         $14.98
    End of period                                                      $15.89         $15.95
  Accumulation units outstanding
  at the end of period                                                    340            340

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/T. Rowe Price Established Growth Division(606)

  Accumulation unit value:
    Beginning of period                                                $22.08         $20.85
    End of period                                                      $22.73         $22.08
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Mid-Cap Growth Division(606)

  Accumulation unit value:
    Beginning of period                                                $28.66         $26.23
    End of period                                                      $31.74         $28.66
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Equity Division(607)

  Accumulation unit value:
    Beginning of period                                                $11.54         $10.26
    End of period                                                      $12.40         $11.54
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Alger Growth Division(606)

  Accumulation unit value:
    Beginning of period                                                $15.04         $14.74
    End of period                                                      $16.40         $15.04
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle Core Equity Division(612)

  Accumulation unit value:
    Beginning of period                                                $15.04         $13.96
    End of period                                                      $15.09         $15.04
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Eagle SmallCap Equity Division(585)

  Accumulation unit value:
    Beginning of period                                                $17.13         $14.96
    End of period                                                      $17.04         $17.13
  Accumulation units outstanding
  at the end of period                                                    341            341

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM S&P 500 Index Division(598)

  Accumulation unit value:
    Beginning of period                                                $10.02         $ 9.41
    End of period                                                      $10.15         $10.02
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM S&P 400 MidCap Index Division(616)

  Accumulation unit value:
    Beginning of period                                                $12.26         $10.97
    End of period                                                      $13.33         $12.26
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Alliance Capital Growth Division(657)

  Accumulation unit value:
    Beginning of period                                                $ 8.89         $ 8.11
    End of period                                                      $ 8.05         $ 8.89
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/JPMorgan International Value Division(585)

  Accumulation unit value:
    Beginning of period                                                $ 9.37         $ 7.86
    End of period                                                      $10.79         $ 9.37
  Accumulation units outstanding
  at the end of period                                                    778            778

JNL/PIMCO Total Return Bond Division(585)

  Accumulation unit value:
    Beginning of period                                                $12.51         $12.09
    End of period                                                      $12.42         $12.51
  Accumulation units outstanding
  at the end of period                                                  1,265          1,265

JNL/MCM Small Cap Index Division(616)

  Accumulation unit value:
    Beginning of period                                                $12.57         $10.98
    End of period                                                      $12.71         $12.57
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM International Index Division(631)

  Accumulation unit value:
    Beginning of period                                                $12.97         $11.12
    End of period                                                      $14.26         $12.97
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Lazard Small Cap Value Division(585)

  Accumulation unit value:
    Beginning of period                                                $13.11         $11.48
    End of period                                                      $13.31         $13.11
  Accumulation units outstanding
  at the end of period                                                    444            444

JNL/Lazard Mid Cap Value Division(585)

  Accumulation unit value:
    Beginning of period                                                $15.45         $13.19
    End of period                                                      $16.31         $15.45
  Accumulation units outstanding
  at the end of period                                                    618            618

JNL/MCM Bond Index Division(669)

  Accumulation unit value:
    Beginning of period                                                $10.60         $10.63
    End of period                                                      $10.47         $10.60
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Salomon Brothers High Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                                                $11.72         $11.43
    End of period                                                      $11.56         $11.72
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM DowSM 10 Division(586)

  Accumulation unit value:
    Beginning of period                                                $ 8.82         $ 8.25
    End of period                                                      $ 8.07         $ 8.82
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Putnam Midcap Growth Division(583)

  Accumulation unit value:
    Beginning of period                                                $ 7.03         $ 6.04
    End of period                                                      $ 7.65         $ 7.03
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/T. Rowe Price Value Division(616)

  Accumulation unit value:
    Beginning of period                                                $12.26         $11.14
    End of period                                                      $12.63         $12.26
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/FMR Balanced Division(598)

  Accumulation unit value:
    Beginning of period                                                $ 9.46         $ 8.72
    End of period                                                      $10.10         $ 9.46
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Global Growth Division(606)

  Accumulation unit value:
    Beginning of period                                                $10.69         $ 9.43
    End of period                                                      $11.80         $10.69
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Select Value Division(671)

  Accumulation unit value:
    Beginning of period                                                $15.85         $14.72
    End of period                                                      $16.63         $15.85
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Global 15 Division(586)

  Accumulation unit value:
    Beginning of period                                                $10.82         $ 8.68
    End of period                                                      $11.57         $10.82
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM 25 Division(586)

  Accumulation unit value:
    Beginning of period                                                $10.99         $ 9.40
    End of period                                                      $10.36         $10.99
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Consumer Brands Sector Division(663)

  Accumulation unit value:
    Beginning of period                                                $ 9.99         $ 8.99
    End of period                                                      $ 9.46         $ 9.99
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Select Small-Cap Division(586)

  Accumulation unit value:
    Beginning of period                                                $16.91         $14.59
    End of period                                                      $17.87         $16.91
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Technology Sector Division(606)

  Accumulation unit value:
    Beginning of period                                                $ 5.26         $ 5.17
    End of period                                                      $ 5.22         $ 5.26
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Healthcare Sector Division(606)

  Accumulation unit value:
    Beginning of period                                                $ 9.89         $ 9.99
    End of period                                                      $10.33         $ 9.89
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/MCM Financial Sector Division(631)

  Accumulation unit value:
    Beginning of period                                                $11.13         $10.04
    End of period                                                      $11.46         $11.13
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Oil & Gas Sector Division(626)

  Accumulation unit value:
    Beginning of period                                                $15.97         $13.92
    End of period                                                      $21.20         $15.97
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM  S&P(R) 10 Division(586)

  Accumulation unit value:
    Beginning of period                                                $ 9.15         $ 7.79
    End of period                                                      $12.18         $ 9.15
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/AIM Small Cap Growth Division(583)

  Accumulation unit value:
    Beginning of period                                                $11.34         $10.32
    End of period                                                      $11.93         $11.34
  Accumulation units outstanding
  at the end of period                                                     --             --

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/AIM Large Cap Growth Division(606)

  Accumulation unit value:
    Beginning of period                                                $10.63         $10.29
    End of period                                                      $11.06         $10.63
  Accumulation units outstanding
  at the end of period                                                     --             --

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

Fifth Third Mid Cap VIP Division(585)

  Accumulation unit value:
    Beginning of period                                                $14.45         $13.38
    End of period                                                      $15.43         $14.45
  Accumulation units outstanding
  at the end of period                                                    609            609

Fifth Third Disciplined Value VIP Division(585)

  Accumulation unit value:
    Beginning of period                                                $14.44         $13.14
    End of period                                                      $14.92         $14.44
  Accumulation units outstanding
  at the end of period                                                  1,474          1,474

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

                                                                    DECEMBER 31,   DECEMBER 31,
INVESTMENT DIVISIONS                                                    2005           2004
--------------------                                                ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                  N/A            N/A
    End of period                                                        N/A            N/A
  Accumulation units outstanding
  at the end of period                                                   N/A            N/A

JNL/MCM Nasdaq 15 Division(706)

  Accumulation unit value:
    Beginning of period                                                $10.79         $10.43
    End of period                                                      $10.37         $10.79
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                $11.50           N/A
    End of period                                                      $15.34           N/A
  Accumulation units outstanding
  at the end of period                                                     --           N/A

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                                                $10.87         $10.72
    End of period                                                      $11.67         $10.87
  Accumulation units outstanding
  at the end of period                                                     --             --

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                                                $11.04         $10.10
    End of period                                                      $11.76         $11.04
  Accumulation units outstanding
  at the end of period                                                     --             --

1-September 16, 1996
2-April 1, 1998
3-April 8, 1998
4-April 9, 1998
5-April 13, 1998
6-April 15, 1998

7-January 21, 1999
8-January 29, 1999
9-February 9, 1999
10-March 22, 1999
11-April 1, 1999
12-April 8, 1999
13-April 9, 1999
14-April 13, 1999
15-April 15, 1999
16-April 22, 1999
17-July 2, 1999
18-August 16, 1999
19-May 1, 2000
20-November 3, 2000
21-November 17, 2000
22-November 27, 2000
23-December 14, 2000
24-December 19, 2000
25-February 12, 2001
26-March 28, 2001
27-May 1, 2001
28-June 7, 2001
29-August 15, 2001
30-October 29, 2001
31-December 14, 2001
32-January 3, 2002
33-January 7, 2002
34-January 10, 2002
35-January 11, 2002
36-January 14, 2002
37-January 15, 2002
38-January 18, 2002
39-January 22, 2002
40-January 23, 2002
41-January 25, 2002
42-January 28, 2002
43-January 29, 2002
44-January 30, 2002
45-January 31, 2002
46-February 1, 2002
47-February 4, 2002
48-February 5, 2002
49-February 6, 2002
50-February 7, 2002
51-February 8, 2002
52-February 11, 2002
53-February 12, 2002
54-February 13, 2002
55-February 14, 2002
56-February 15, 2002
57-February 19, 2002
58-February 20, 2002
59-February 21, 2002
60-February 22, 2002
61-February 25, 2002
62-February 26, 2002
63-February 27, 2002
64-February 28, 2002
65-March 1, 2002
66-March 4, 2002
67-March 5, 2002
68-March 6, 2002

69-March 7, 2002
70-March 8, 2002
71-March 11, 2002
72-March 12, 2002
73-March 13, 2002
74-March 14, 2002
75-March 15, 2002
76-March 18, 2002
77-March 19, 2002
78-March 20, 2002
79-March 21, 2002
80-March 22, 2002
81-March 25, 2002
82-March 26, 2002
83-March 27, 2002
84-March 28, 2002
85-April 1, 2002
86-April 2, 2002
87-April 3, 2002
88-April 4, 2002
89-April 8, 2002
90-April 9, 2002
91-April 10, 2002
92-April 11, 2002
93-April 12, 2002
94-April 15, 2002
95-April 16, 2002
96-April 17, 2002
97-April 18, 2002
98-April 19, 2002
99-April 22, 2002
100-April 23, 2002
101-April 24, 2002
102-April 25, 2002
103-April 26, 2002
104-April 29, 2002
105-April 30, 2002
106-May 1, 2002
107-May 2, 2002
108-May 3, 2002
109-May 6, 2002
110-May 7, 2002
111-May 8, 2002
112-May 9, 2002
113-May 10, 2002
114-May 13, 2002
115-May 14, 2002
116-May 15, 2002
117-May 16, 2002
118-May 17, 2002
119-May 20, 2002
120-May 21, 2002
121-May 23, 2002
122-May 24, 2002
123-May 28, 2002
124-May 29, 2002
125-May 30, 2002
126-May 31, 2002
127-June 3, 2002
128-June 4, 2002
129-June 5, 2002
130-June 6, 2002

131-June 7, 2002
132-June 10, 2002
133-June 11, 2002
134-June 12, 2002
135-June 14, 2002
136-June 17, 2002
137-June 20, 2002
138-June 21, 2002
139-June 24, 2002
140-June 25, 2002
141-June 26, 2002
142-June 27, 2002
143-June 28, 2002
144-July 1, 2002
145-July 2, 2002
146-July 3, 2002
147-July 5, 2002
148-July 8, 2002
149-July 9, 2002
150-July 11, 2002
151-July 12, 2002
152-July 15, 2002
153-July 16, 2002
154-July 18, 2002
155-July 22, 2002
156-July 24, 2002
157-July 25, 2002
158-July 26, 2002
159-July 29, 2002
160-July 30, 2002
161-July 31, 2002
162-August 1, 2002
163-August 5, 2002
164-August 6, 2002
165-August 7, 2002
166-August 8, 2002
167-August 12, 2002
168-August 13, 2002
169-August 14, 2002
170-August 15, 2002
171-August 16, 2002
172-August 19, 2002
173-August 20, 2002
174-August 23, 2002
175-August 26, 2002
176-August 28, 2002
177-August 29, 2002
178-August 30, 2002
179-September 3, 2002
180-September 4, 2002
181-September 5, 2002
182-September 6, 2002
183-September 10, 2002
184-September 11, 2002
185-September 12, 2002
186-September 13, 2002
187-September 16, 2002
188-September 17, 2002
189-September 18, 2002
190-September 19, 2002
191-September 20, 2002
192-September 23, 2002

193-September 24, 2002
194-September 25, 2002
195-September 26, 2002
196-September 27, 2002
197-September 30, 2002
198-October 1, 2002
199-October 2, 2002
200-October 3, 2002
201-October 4, 2002
202-October 7, 2002
203-October 8, 2002
204-October 9, 2002
205-October 10, 2002
206-October 11, 2002
207-October 14, 2002
208-October 15, 2002
209-October 17, 2002
210-October 18, 2002
211-October 21, 2002
212-October 22, 2002
213-October 24, 2002
214-October 25, 2002
215-October 28, 2002
216-October 29, 2002
217-October 31, 2002
218-November 1, 2002
219-November 4, 2002
220-November 5, 2002
221-November 6, 2002
222-November 7, 2002
223-November 8, 2002
224-November 12, 2002
225-November 13, 2002
226-November 14, 2002
227-November 15, 2002
228-November 18, 2002
229-November 19, 2002
230-November 20, 2002
231-November 22, 2002
232-November 25, 2002
233-November 26, 2002
234-November 27, 2002
235-November 29, 2002
236-December 2, 2002
237-December 3, 2002
238-December 5, 2002
239-December 6, 2002
240-December 9, 2002
241-December 16, 2002
242-December 17, 2002
243-December 18, 2002
244-December 19, 2002
245-December 23, 2002
246-December 27, 2002
247-December 30, 2002
248-December 31, 2002
249-January 2, 2003
250-January 3, 2003
251-January 6, 2003
252-January 9, 2003
253-January 16, 2003
254-January 17, 2003

255-January 21, 2003
256-January 22, 2003
257-January 24, 2003
258-January 27, 2003
259-January 28, 2003
260-January 30, 2003
261-January 31, 2003
262-February 3, 2003
263-February 4, 2003
264-February 5, 2003
265-February 6, 2003
266-February 7, 2003
267-February 12, 2003
268-February 13, 2003
269-February 14, 2003
270-February 18, 2003
271-February 19, 2003
272-February 20, 2003
273-February 21, 2003
274-February 24, 2003
275-February 25, 2003
276-February 26, 2003
277-February 27, 2003
278-February 28, 2003
279-March 3, 2003
280-March 4, 2003
281-March 5, 2003
282-March 6, 2003
283-March 7, 2003
284-March 10, 2003
285-March 11, 2003
286-March 12, 2003
287-March 13, 2003
288-March 14, 2003
289-March 17, 2003
290-March 18, 2003
291-March 19, 2003
292-March 20, 2003
293-March 21, 2003
294-March 24, 2003
295-March 26, 2003
296-March 27, 2003
297-March 28, 2003
298-March 31, 2003
299-April 1, 2003
300-April 2, 2003
301-April 3, 2003
302-April 4, 2003
303-April 7, 2003
304-April 8, 2003
305-April 9, 2003
306-April 10, 2003
307-April 11, 2003
308-April 14, 2003
309-April 15, 2003
310-April 16, 2003
311-April 17, 2003
312-April 21, 2003
313-April 22, 2003
314-April 23, 2003
315-April 24, 2003
316-April 25, 2003

317-April 28, 2003
318-April 29, 2003
319-April 30, 2003
320-May 1, 2003
321-May 2, 2003
322-May 5, 2003
323-May 6, 2003
324-May 7, 2003
325-May 8, 2003
326-May 12, 2003
327-May 13, 2003
328-May 14, 2003
329-May 15, 2003
330-May 19, 2003
331-May 20, 2003
332-May 21, 2003
333-May 22, 2003
334-May 23, 2003
335-May 27, 2003
336-May 28, 2003
337-May 29, 2003
338-May 30, 2003
339-June 2, 2003
340-June 3, 2003
341-June 4, 2003
342-June 5, 2003
343-June 6, 2003
344-June 9, 2003
345-June 10, 2003
346-June 11, 2003
347-June 12, 2003
348-June 13, 2003
349-June 16, 2003
350-June 17, 2003
351-June 18, 2003
352-June 19, 2003
353-June 20, 2003
354-June 23, 2003
355-June 24, 2003
356-June 25, 2003
357-June 26, 2003
358-June 27, 2003
359-June 30, 2003
360-July 1, 2003
361-July 2, 2003
362-July 3, 2003
363-July 7, 2003
364-July 8, 2003
365-July 9, 2003
366-July 10, 2003
367-July 11, 2003
368-July 14, 2003
369-July 15, 2003
370-July 17, 2003
371-July 18, 2003
372-July 21, 2003
373-July 22, 2003
374-July 23, 2003
375-July 24, 2003
376-July 25, 2003
377-July 28, 2003
378-July 29, 2003

379-July 30, 2003
380-July 31, 2003
381-August 1, 2003
382-August 4, 2003
383-August 5, 2003
384-August 6, 2003
385-August 7, 2003
386-August 8, 2003
387-August 11, 2003
388-August 12, 2003
389-August 13, 2003
390-August 14, 2003
391-August 15, 2003
392-August 18, 2003
393-August 19, 2003
394-August 20, 2003
395-August 21, 2003
396-August 22, 2003
397-August 25, 2003
398-August 26, 2003
399-August 27, 2003
400-August 28, 2003
401-August 29, 2003
402-September 2, 2003
403-September 3, 2003
404-September 5, 2003
405-September 8, 2003
406-September 9, 2003
407-September 10, 2003
408-September 11, 2003
409-September 12, 2003
410-September 15, 2003
411-September 16, 2003
412-September 17, 2003
413-September 18, 2003
414-September 19, 2003
415-September 22, 2003
416-September 23, 2003
417-September 24, 2003
418-September 25, 2003
419-September 26, 2003
420-September 29, 2003
421-September 30, 2003
422-October 1, 2003
423-October 2, 2003
424-October 3, 2003
425-October 4, 2003
426-October 6, 2003
427-October 7, 2003
428-October 8, 2003
429-October 9, 2003
430-October 10, 2003
431-October 13, 2003
432-October 14, 2003
433-October 15, 2003
434-October 16, 2003
435-October 17, 2003
436-October 20, 2003
437-October 21, 2003
438-October 22, 2003
439-October 23, 2003
440-October 24, 2003

441-October 27, 2003
442-October 28, 2003
443-October 29, 2003
444-October 30, 2003
445-October 31, 2003
446-November 3, 2003
447-November 4, 2003
448-November 5, 2003
449-November 6, 2003
450-November 7, 2003
451-November 10, 2003
452-November 11, 2003
453-November 12, 2003
454-November 13, 2003
455-November 14, 2003
456-November 17, 2003
457-November 18, 2003
458-November 19, 2003
459-November 20, 2003
460-November 21, 2003
461-November 24, 2003
462-November 25, 2003
463-November 26, 2003
464-November 28, 2003
465-December 1, 2003
466-December 2, 2003
467-December 3, 2003
468-December 4, 2003
469-December 5, 2003
470-December 8, 2003
471-December 9, 2003
472-December 10, 2003
473-December 11, 2003
474-December 12, 2003
475-December 15, 2003
476-December 16, 2003
477-December 17, 2003
478-December 18, 2003
479-December 19, 2003
480-December 22, 2003
481-December 23, 2003
482-December 24, 2003
483-December 26, 2003
484-December 29, 2003
485-December 30, 2003
486-December 31, 2003
487-January 2, 2004
488-January 5, 2004
489-January 6, 2004
490-January 7, 2004
491-January 8, 2004
492-January 9, 2004
493-January 12, 2004
494-January 13, 2004
495-January 14, 2004
496-January 15, 2004
497-January 16, 2004
498-January 20, 2004
499-January 21, 2004
500-January 22, 2004
501-January 23, 2004
502-January 26, 2004

503-January 27, 2004
504-January 28, 2004
505-January 29, 2004
506-January 30, 2004
507-February 2, 2004
508-February 3, 2004
509-February 4, 2004
510-February 5, 2004
511-February 6, 2004
512-February 9, 2004
513-February 10, 2004
514-February 11, 2004
515-February 12, 2004
516-February 13, 2004
517-February 17, 2004
518-February 18, 2004
519-February 19, 2004
520-February 20, 2004
521-February 23, 2004
522-February 24, 2004
523-February 25, 2004
524-February 26, 2004
525-February 27, 2004
526-March 1, 2004
527-March 2, 2004
528-March 3, 2004
529-March 4, 2004
530-March 5, 2004
531-March 8, 2004
532-March 9, 2004
533-March 10, 2004
534-March 11, 2004
535-March 12, 2004
536-March 15, 2004
537-March 16, 2004
538-March 17, 2004
539-March 18, 2004
540-March 19, 2004
541-March 22, 2004
542-March 23, 2004
543-March 24, 2004
544-March 25, 2004
545-March 26, 2004
546-March 29, 2004
547-March 30, 2004
548-March 31, 2004
549-April 1, 2004
550-April 2, 2004
551-April 5, 2004
552-April 6, 2004
553-April 7, 2004
554-April 8, 2004
555-April 12, 2004
556-April 13, 2004
557-April 14, 2004
558-April 15, 2004
559-April 16, 2004
560-April 19, 2004
561-April 20, 2004
562-April 21, 2004
563-April 22, 2004
564-April 23, 2004

565-April 26, 2004
566-April 27, 2004
567-April 28, 2004
568-April 29, 2004
569-April 30, 2004
570-May 3, 2004
571-May 4, 2004
572-May 5, 2004
573-May 6, 2004
574-May 7, 2004
575-May 10, 2004
576-May 11, 2004
577-May 12, 2004
578-May 13, 2004
579-May 14, 2004
580-May 17, 2004
581-May 18, 2004
582-May 19, 2004
583-May 20, 2004
584-May 21, 2004
585-May 24, 2004
586-May 25, 2004
587-May 26, 2004
588-May 27, 2004
589-May 28, 2004
590-June 1, 2004
591-June 2, 2004
592-June 3, 2004
593-June 4, 2004
594-June 7, 2004
595-June 8, 2004
596-June 9, 2004
597-June 10, 2004
598-June 14, 2004
599-June 15, 2004
600-June 16, 2004
601-June 17, 2004
602-June 18, 2004
603-June 21, 2004
604-June 22, 2004
605-June 23, 2004
606-June 24, 2004
607-June 25, 2004
608-June 28, 2004
609-June 29, 2004
610-July 1, 2004
611-July 2, 2004
612-July 6, 2004
613-July 7, 2004
614-July 8, 2004
615-July 9, 2004
616-July 12, 2004
617-July 13, 2004
618-July 14, 2004
619-July 15, 2004
620-July 16, 2004
621-July 19, 2004
622-July 20, 2004
623-July 21, 2004
624-July 22, 2004
625-July 23, 2004
626-July 26, 2004

627-July 27, 2004
628-July 28, 2004
629-July 29, 2004
630-July 30, 2004
631-August 2, 2004
632-August 3, 2004
633-August 4, 2004
634-August 5, 2004
635-August 6, 2004
636-August 9, 2004
637-August 10, 2004
638-August 11, 2004
639-August 12, 2004
640-August 13, 2004
641-August 16, 2004
642-August 17, 2004
643-August 18, 2004
644-August 19, 2004
645-August 20, 2004
646-August 23, 2004
647-August 24, 2004
648-August 25, 2004
649-August 26, 2004
650-August 27, 2004
651-August 30, 2004
652-August 31, 2004
653-September 1, 2004
654-September 2, 2004
655-September 3, 2004
656-September 7, 2004
657-September 8, 2004
658-September 9, 2004
659-September 10, 2004
660-September 13, 2004
661-September 14, 2004
662-September 15, 2004
663-September 16, 2004
664-September 17, 2004
665-September 20, 2004
666-September 21, 2004
667-September 22, 2004
668-September 23, 2004
669-September 24, 2004
670-September 27, 2004
671-September 28, 2004
672-September 29, 2004
673-September 30, 2004
674-October 1, 2004
675-October 4, 2004
676-October 5, 2004
677-October 6, 2004
678-October 7, 2004
679-October 8, 2004
680-October 11, 2004
681-October 12, 2004
682-October 13, 2004
683-October 14, 2004
684-October 15, 2004
685-October 18, 2004
686-October 19, 2004
687-October 20, 2004
688-October 21, 2004

689-October 22, 2004
690-October 25, 2004
691-October 26, 2004
692-October 27, 2004
693-October 28, 2004
694-October 29, 2004
695-November 1, 2004
696-November 2, 2004
697-November 3, 2004
698-November 4, 2004
699-November 5, 2004
700-November 8, 2004
701-November 9, 2004
702-November 10, 2004
703-November 11, 2004
704-November 12, 2004
705-November 15, 2004
706-November 16, 2004
707-November 17, 2004
708-November 18, 2004
709-November 19, 2004
710-November 22, 2004
711-November 23, 2004
712-November 24, 2004
713-November 26, 2004
714-November 29, 2004
715-November 30, 2004
716-December 1, 2004
717-December 2, 2004
718-December 3, 2004
719-December 6, 2004
720-December 7, 2004
721-December 8, 2004
722-December 9, 2004
723-December 10, 2004
724-December 13, 2004
725-December 14, 2004
726-December 15, 2004
727-December 16, 2004
728-December 17, 2004
729-December 20, 2004
730-December 21, 2004
731-December 22, 2004
732-December 23, 2004
733-December 27, 2004
734-December 28, 2004
735-December 29, 2004
736-December 30, 2004
737-December 31, 2004
738-January 3, 2005
739-January 4, 2005
740-January 5, 2005
741-January 6, 2005
742-January 7, 2005
743-January 10, 2005
744-January 11, 2005
745-January 12, 2005
746-January 13, 2005
747-January 14, 2005
748-January 18, 2005
749-January 19, 2005
750-January 20, 2005

751-January 21, 2005
752-January 24, 2005
753-January 25, 2005
754-January 26, 2005
755-January 27, 2005
756-January 28, 2005
757-January 31, 2005
758-February 1, 2005
759-February 2, 2005
760-February 3, 2005
761-February 4, 2005
762-February 7, 2005
763-February 8, 2005
764-February 9, 2005
765-February 10, 2005
766-February 11, 2005
767-February 14, 2005
768-February 15, 2005
769-February 16, 2005
770-February 17, 2005
771-February 18, 2005
772-February 22, 2005
773-February 23, 2005
774-February 24, 2005
775-February 25, 2005
776-February 28, 2005
777-March 1, 2005
778-March 2, 2005
779-March 3, 2005
780-March 4, 2005
781-March 7, 2005
782-March 8, 2005
783-March 9, 2005
784-March 10, 2005
785-March 11, 2005
786-March 14, 2005
787-March 15, 2005
788-March 16, 2005
789-March 17, 2005
790-March 18, 2005
791-March 21, 2005
792-March 22, 2005
793-March 23, 2005
794-March 24, 2005
795-March 28, 2005
796-March 29, 2005
797-March 30, 2005
798-March 31, 2005
799-April 1, 2005
800-April 4, 2005
801-April 5, 2005
802-April 6, 2005
803-April 7, 2005
804-April 8, 2005
805-April 11, 2005
806-April 12, 2005
807-April 13, 2005
808-April 14, 2005
809-April 15, 2005
810-April 18, 2005
811-April 19, 2005
812-April 20, 2005

813-April 21, 2005
814-April 22, 2005
815-April 25, 2005
816-April 26, 2005
817-April 27, 2005
818-April 28, 2005
819-April 29, 2005
820-May 2, 2005
821-May 3, 2005
822-May 4, 2005
823-May 5, 2005
824-May 6, 2005
825-May 9, 2005
826-May 10, 2005
827-May 11, 2005
828-May 12, 2005
829-May 13, 2005
830-May 16, 2005
831-May 17, 2005
832-May 18, 2005
833-May 19, 2005
834-May 20, 2005
835-May 23, 2005
836-May 24, 2005
837-May 25, 2005
838-May 26, 2005
839-May 27, 2005
840-May 31, 2005
841-June 1, 2005
842-June 2, 2005
843-June 3, 2005
844-June 6, 2005
845-June 8, 2005
846-June 9, 2005
847-June 10, 2005
848-June 13, 2005
849-June 14, 2005
850-June 15, 2005
851-June 16, 2005
852-June 17, 2005
853-June 20, 2005
854-June 21, 2005
855-June 22, 2005
856-June 23, 2005
857-June 24, 2005
858-June 27, 2005
859-June 28, 2005
860-June 29, 2005
861-June 30, 2005
862-July 1, 2005
863-July 5, 2005
864-July 6, 2005
865-July 7, 2005
866-July 8, 2005
867-July 11, 2005
868-July 12, 2005
869-July 13, 2005
870-July 14, 2005
871-July 15, 2005
872-July 18, 2005
873-July 19, 2005
874-July 20, 2005

875-July 21, 2005
876-July 22, 2005
877-July 25, 2005
878-July 26, 2005
879-July 27, 2005
880-July 28, 2005
881-July 29, 2005
882-August 1, 2005
883-August 2, 2005
884-August 3, 2005
885-August 4, 2005
886-August 5, 2005
887-August 8, 2005
888-August 9, 2005
889-August 10, 2005
890-August 11, 2005
891-August 12, 2005
892-August 15, 2005
893-August 16, 2005
894-August 17, 2005
895-August 18, 2005
896-August 19, 2005
897-August 22, 2005
898-August 24, 2005
899-August 25, 2005
900-August 26, 2005
901-August 29, 2005
902-August 30, 2005
903-August 31, 2005
904-September 1, 2005
905-September 2, 2005
906-September 6, 2005
907-September 7, 2005
908-September 8, 2005
909-September 9, 2005
910-September 12, 2005
911-September 13, 2005
912-September 14, 2005
913-September 15, 2005
914-September 16, 2005
915-September 19, 2005
916-September 21, 2005
917-September 22, 2005
918-September 23, 2005
919-September 26, 2005
920-September 29, 2005
921-September 30, 2005
922-October 3, 2005
923-October 4, 2005
924-October 5, 2005
925-October 6, 2005
926-October 7, 2005
927-October 10, 2005
928-October 11, 2005
929-October 12, 2005
930-October 13, 2005
931-October 14, 2005
932-October 17, 2005
933-October 18, 2005
934-October 19, 2005
935-October 20, 2005
936-October 21, 2005

937-October 24, 2005
938-October 25, 2005
939-October 26, 2005
940-October 27, 2005
941-October 28, 2005
942-October 31, 2005
943-November 1, 2005
944-November 2, 2005
945-November 3, 2005
946-November 4, 2005
947-November 7, 2005
948-November 8, 2005
949-November 9, 2005
950-November 10, 2005
951-November 11, 2005
952-November 14, 2005
953-November 15, 2005
954-November 16, 2005
955-November 17, 2005
956-November 18, 2005
957-November 21, 2005
958-November 22, 2005
959-November 23, 2005
960-November 25, 2005
961-November 28, 2005
962-November 29, 2005
963-November 30, 2005
964-December 1, 2005
965-December 2, 2005
966-December 5, 2005
967-December 6, 2005
968-December 7, 2005
969-December 9, 2005
970-December 12, 2005
971-December 14, 2005
972-December 16, 2005
973-December 19, 2005
974-December 20, 2005
975-December 21, 2005
976-December 22, 2005
977-December 23, 2005
978-December 27, 2005
979-December 28, 2005
980-December 29, 2005
981-December 30, 2005

            Consent of Independent Registered Public Accounting Firm




The Board of Directors of Jackson National Life Insurance Company and Contract Owners of Jackson National Separate Account I


We consent to the use of our reports included herein on the consolidated financial statements of Jackson National Life Insurance Company dated March 7, 2006, and on the financial statements of Jackson National Separate Account I, dated March 24, 2006, and to the references to our firm under the heading "Services" in the Statement of Additional Information of the SEC Form N-4 Registration Statement.

Our report on the consolidated financial statements of Jackson National Life Insurance Company refers to the adoption effective January 1, 2004 of the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."



Chicago, Illinois
April 25, 2006

                       Jackson National Separate Account I


                            [JACKSON NATIONAL LOGO]

                              Financial Statements


                               December 31, 2005

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005


                                                     Fifth            Fifth Third         Fifth           Fifth Third
                                                  Third Balanced   Disciplined Value   Third Mid Cap      Quality Growth
                                                   VIP Portfolio     VIP Portfolio     VIP Portfolio      VIP Portfolio
                                                -----------------  -----------------  -----------------  -----------------
ASSETS
Investments, at value (a)                       $         138,646  $       6,339,347  $       2,722,413  $       5,254,949
Receivables:
   Dividend receivable                                         --                 --                 --                 --
   Investment securities sold                                  30              1,996                924              1,892
   Sub-account units sold                                      --                350                 --                  1
                                                -----------------  -----------------  -----------------  -----------------
TOTAL ASSETS                                              138,676          6,341,693          2,723,337          5,256,842
                                                -----------------  -----------------  -----------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                             --                350                 --                  1
   Sub-account units redeemed                                  24              1,700                798              1,645
   Insurance fees due to Jackson National Life                  6                296                126                247
                                                -----------------  -----------------  -----------------  -----------------
TOTAL LIABILITIES                                              30              2,346                924              1,893
                                                -----------------  -----------------  -----------------  -----------------
NET ASSETS (NOTE 7)                             $         138,646  $       6,339,347  $       2,722,413  $       5,254,949
----------------------------------------------  =================  =================  =================  =================


(a)  Investment shares                                     11,740            403,780            159,392            651,171
       Investments at cost                      $         139,425  $       5,879,034  $       2,366,509  $       4,737,121

                                                      JNL/             JNL/AIM             JNL/
                                                  AIM Large Cap       Real Estate      AIM Small Cap        JNL/Alger
                                                Growth Portfolio       Portfolio      Growth Portfolio   Growth Portfolio
                                                -----------------  -----------------  -----------------  -----------------
ASSETS
Investments, at value (a)                       $      77,264,739  $      23,176,602  $      45,043,273  $     157,539,730
Receivables:
   Dividend receivable                                         --                 --                 --                 --
   Investment securities sold                             101,380              8,510             17,961            202,427
   Sub-account units sold                                 174,551          1,032,844             55,721             49,203
                                                -----------------  -----------------  -----------------  -----------------
TOTAL ASSETS                                           77,540,670         24,217,956         45,116,955        157,791,360
                                                -----------------  -----------------  -----------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                        174,551          1,032,844             55,721             49,203
   Sub-account units redeemed                              97,879              7,423             15,926            196,082
   Insurance fees due to Jackson National Life              3,501              1,087              2,035              6,345
                                                -----------------  -----------------  -----------------  -----------------
TOTAL LIABILITIES                                         275,931          1,041,354             73,682            251,630
                                                -----------------  -----------------  -----------------  -----------------
NET ASSETS (NOTE 7)                             $      77,264,739  $      23,176,602  $      45,043,273  $     157,539,730
----------------------------------------------  =================  =================  =================  =================


(a)  Investment shares                                  6,176,238          1,980,906          3,331,603          9,059,214
       Investments at cost                      $      66,924,200  $      22,064,602  $      38,498,065  $     142,873,703

                                                       JNL/
                                                Alliance Capital   JNL/Eagle Core
                                                Growth Portfolio   Equity Portfolio
                                                -----------------  -----------------
ASSETS
Investments, at value (a)                       $              --  $      80,193,473
Receivables:
   Dividend receivable                                         --                 --
   Investment securities sold                                  --            141,700
   Sub-account units sold                                      --             24,247
                                                -----------------  -----------------
TOTAL ASSETS                                                   --         80,359,420
                                                -----------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                             --             24,247
   Sub-account units redeemed                                  --            138,322
   Insurance fees due to Jackson National Life                 --              3,378
                                                -----------------  -----------------
TOTAL LIABILITIES                                              --            165,947
                                                -----------------  -----------------
NET ASSETS (NOTE 7)                             $              --  $      80,193,473
----------------------------------------------  =================  =================


(a)  Investment shares                                         --          5,231,146
       Investments at cost                      $              --  $      73,163,994

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005


                                                      JNL/Eagle            JNL/FMR             JNL/FMR           JNL/Franklin
                                                      SmallCap            Balanced             Capital         Templeton Small Cap
                                                  Equity Portfolio        Portfolio        Growth Portfolio      Value Portfolio
                                                ----------------------------------------  -------------------  -------------------
ASSETS
Investments, at value (a)                       $        80,053,058  $       118,849,874  $       120,214,444  $        12,192,527
Receivables:
   Dividend receivable                                           --                   --                   --                   --
   Investment securities sold                               138,427               29,242              401,353                2,700
   Sub-account units sold                                    44,045                7,398                3,613              100,365
                                                -------------------  -------------------  -------------------  -------------------
TOTAL ASSETS                                             80,235,530          118,886,514          120,619,410           12,295,592
                                                -------------------  -------------------  -------------------  -------------------

LIABILITIES
Payables:
   Investment securities purchased                           44,045                7,398                3,613              100,365
   Sub-account units redeemed                               135,053               24,140              396,560                2,122
   Insurance fees due to Jackson National Life                3,374                5,102                4,793                  578
                                                -------------------  -------------------  -------------------  -------------------
TOTAL LIABILITIES                                           182,472               36,640              404,966              103,065
                                                -------------------  -------------------  -------------------  -------------------
NET ASSETS (NOTE 7)                             $        80,053,058  $       118,849,874  $       120,214,444  $        12,192,527
----------------------------------------------  ===================  ===================  ===================  ===================


(a)  Investment shares                                    3,976,804           10,775,147            7,246,199            1,105,397
       Investments at cost                      $        65,508,513  $       101,875,368  $       109,411,536  $        11,992,396

                                                  JNL/Goldman Sachs      JNL/JPMorgan          JNL/JPMorgan          JNL/Lazard
                                                      Mid Cap            International         International          Mid Cap
                                                   Value Portfolio      Equity Portfolio     Value Portfolio      Value Portfolio
                                                 -------------------  -------------------  -------------------  -------------------
ASSETS
Investments, at value (a)                        $        22,285,018  $        88,044,355  $       116,827,707  $       162,241,093
Receivables:
   Dividend receivable                                            --                   --                   --                   --
   Investment securities sold                                 80,408              121,255              201,251              734,500
   Sub-account units sold                                     96,339              214,877            1,106,446              220,018
                                                 -------------------  -------------------  -------------------  -------------------
TOTAL ASSETS                                              22,461,765           88,380,487          118,135,404          163,195,611
                                                 -------------------  -------------------  -------------------  -------------------

LIABILITIES
Payables:
   Investment securities purchased                            96,339              214,877            1,106,446              220,018
   Sub-account units redeemed                                 79,379              117,548              195,860              727,086
   Insurance fees due to Jackson National Life                 1,029                3,707                5,391                7,414
                                                 -------------------  -------------------  -------------------  -------------------
TOTAL LIABILITIES                                            176,747              336,132            1,307,697              954,518
                                                 -------------------  -------------------  -------------------  -------------------
NET ASSETS (NOTE 7)                              $        22,285,018  $        88,044,355  $       116,827,707  $       162,241,093
----------------------------------------------   ===================  ===================  ===================  ===================


(a)  Investment shares                                     1,956,542            7,318,733           10,678,949           11,982,355
       Investments at cost                       $        21,663,520  $        73,348,185  $        95,532,003  $       167,036,162

                                                      JNL/Lazard
                                                       Small Cap            JNL/MCM
                                                     Value Portfolio      25 Portfolio
                                                  -------------------  -------------------
ASSETS
Investments, at value (a)                         $       121,324,637  $       547,728,420
Receivables:
   Dividend receivable                                             --                   --
   Investment securities sold                                 552,248              638,473
   Sub-account units sold                                     147,721            1,878,821
                                                  -------------------  -------------------
TOTAL ASSETS                                              122,024,606          550,245,714
                                                  -------------------  -------------------

LIABILITIES
Payables:
   Investment securities purchased                            147,721            1,878,821
   Sub-account units redeemed                                 546,714              613,265
   Insurance fees due to Jackson National Life                  5,534               25,208
                                                  -------------------  -------------------
TOTAL LIABILITIES                                             699,969            2,517,294
                                                  -------------------  -------------------
NET ASSETS (NOTE 7)                               $       121,324,637  $       547,728,420
----------------------------------------------    ===================  ===================


(a)  Investment shares                                      9,500,755           43,505,037
       Investments at cost                        $       123,016,964  $       493,049,506

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005

                                                                                                         JNL/MCM
                                                   JNL/MCM           JNL/MCM            JNL/MCM          Enhanced
                                                   Bond Index     Communications     Consumer Brands   S&P 500 Stock
                                                   Portfolio      Sector Portfolio  Sector Portfolio  Index Portfolio
                                                ----------------------------------------------------------------------
ASSETS
Investments, at value (a)                       $    169,205,740  $     12,982,443  $     17,930,060  $     51,575,657
Receivables:
   Dividend receivable                                        --                --                --                --
   Investment securities sold                             69,465            96,808            55,578            16,885
   Sub-account units sold                                360,321               300           578,232           107,166
                                                ----------------  ----------------  ----------------  ----------------
TOTAL ASSETS                                         169,635,526        13,079,551        18,563,870        51,699,708
                                                ----------------  ----------------  ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                       360,321               300           578,232           107,166
   Sub-account units redeemed                             61,341            96,244            54,810            14,565
   Insurance fees due to Jackson National Life             8,124               564               768             2,320
                                                ----------------  ----------------  ----------------  ----------------
TOTAL LIABILITIES                                        429,786            97,108           633,810           124,051
                                                ----------------  ----------------  ----------------  ----------------
NET ASSETS (NOTE 7)                             $    169,205,740  $     12,982,443  $     17,930,060  $     51,575,657
----------------------------------------------  ================  ================  ================  ================


(a)  Investment shares                                15,740,069         2,923,974         1,598,045         6,198,997
       Investments at cost                      $    169,504,585  $     14,945,341  $     17,013,181  $     50,000,647

                                                      JNL/MCM           JNL/MCM           JNL/MCM          JNL/MCM
                                                     Financial           Global          Healthcare      International
                                                  Sector Portfolio    15 Portfolio    Sector Portfolio  Index Portfolio
                                                  ----------------  ----------------  ----------------  ----------------
ASSETS
Investments, at value (a)                         $     37,388,115  $    639,571,558  $     73,968,937  $    270,319,167
Receivables:
   Dividend receivable                                          --                --                --                --
   Investment securities sold                              800,250           590,972           687,038           584,225
   Sub-account units sold                                   49,425         1,847,969           237,442           404,575
                                                  ----------------  ----------------  ----------------  ----------------
TOTAL ASSETS                                            38,237,790       642,010,499        74,893,417       271,307,967
                                                  ----------------  ----------------  ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                          49,425         1,847,969           237,442           404,575
   Sub-account units redeemed                              798,542           561,439           683,686           571,478
   Insurance fees due to Jackson National Life               1,708            29,533             3,352            12,747
                                                  ----------------  ----------------  ----------------  ----------------
TOTAL LIABILITIES                                          849,675         2,438,941           924,480           988,800
                                                  ----------------  ----------------  ----------------  ----------------
NET ASSETS (NOTE 7)                               $     37,388,115  $    639,571,558  $     73,968,937  $    270,319,167
----------------------------------------------    ================  ================  ================  ================


(a)  Investment shares                                   2,727,069        45,488,731         5,931,751        19,891,035
       Investments at cost                        $     32,900,110  $    517,021,382  $     70,408,069  $    252,671,262

                                                     JNL/MCM            JNL/MCM
                                                      JNL 5            Nasdaq(R)
                                                    Portfolio        15 Portfolio
                                                 ----------------  ----------------
ASSETS
Investments, at value (a)                        $  1,178,139,433  $     42,127,982
Receivables:
   Dividend receivable                                         --                --
   Investment securities sold                             871,405            11,661
   Sub-account units sold                               6,646,065           958,631
                                                 ----------------  ----------------
TOTAL ASSETS                                        1,185,656,903        43,098,274
                                                 ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                      6,646,065           958,631
   Sub-account units redeemed                             813,222             9,617
   Insurance fees due to Jackson National Life             58,183             2,044
                                                 ----------------  ----------------
TOTAL LIABILITIES                                       7,517,470           970,292
                                                 ----------------  ----------------
NET ASSETS (NOTE 7)                              $  1,178,139,433  $     42,127,982
----------------------------------------------   ================  ================


(a)  Investment shares                                 97,528,099         3,915,240
       Investments at cost                       $  1,108,925,986  $     40,685,012

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005


                                                    JNL/MCM           JNL/MCM          JNL/MCM           JNL/MCM
                                                   Oil & Gas       S&P 400 MidCap      S&P 500        Select Small Cap
                                                Sector Portfolio  Index Portfolio   Index Portfolio      Portfolio
                                                ----------------------------------------------------------------------
ASSETS
Investments, at value (a)                       $    173,952,652  $    264,156,452  $    380,518,379  $    546,750,815
Receivables:
   Dividend receivable                                        --                --                --                --
   Investment securities sold                          2,559,769           540,694           888,887         1,617,336
   Sub-account units sold                                253,496           245,973           319,355         1,209,396
                                                ----------------  ----------------  ----------------  ----------------
TOTAL ASSETS                                         176,765,917       264,943,119       381,726,621       549,577,547
                                                ----------------  ----------------  ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                       253,496           245,973           319,355         1,209,396
   Sub-account units redeemed                          2,551,067           528,164           870,887         1,592,063
   Insurance fees due to Jackson National Life             8,702            12,530            18,000            25,273
                                                ----------------  ----------------  ----------------  ----------------
TOTAL LIABILITIES                                      2,813,265           786,667         1,208,242         2,826,732
                                                ----------------  ----------------  ----------------  ----------------
NET ASSETS (NOTE 7)                             $    173,952,652  $    264,156,452  $    380,518,379  $    546,750,815
----------------------------------------------  ================  ================  ================  ================


(a)  Investment shares                                 6,900,145        18,589,476        35,629,062        25,161,105
       Investments at cost                      $    155,652,250  $    229,955,566  $    359,036,343  $    448,275,722

                                                     JNL/MCM           JNL/MCM           JNL/MCM          JNL/MCM
                                                    Small Cap        Technology          Dow (SM)          S&P(R)
                                                 Index Portfolio   Sector Portfolio    10 Portfolio      10 Portfolio
                                                 ----------------  ----------------  ----------------  ----------------
ASSETS
Investments, at value (a)                        $    217,907,919  $     45,266,333  $    547,103,137  $    694,988,627
Receivables:
   Dividend receivable                                         --                --                --                --
   Investment securities sold                             297,043           892,933         2,140,034           901,063
   Sub-account units sold                                 191,787           353,393         1,021,189         1,525,011
                                                 ----------------  ----------------  ----------------  ----------------
TOTAL ASSETS                                          218,396,749        46,512,659       550,264,360       697,414,701
                                                 ----------------  ----------------  ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                        191,787           353,393         1,021,189         1,525,011
   Sub-account units redeemed                             286,602           890,951         2,114,858           869,217
   Insurance fees due to Jackson National Life             10,441             1,982            25,176            31,846
                                                 ----------------  ----------------  ----------------  ----------------
TOTAL LIABILITIES                                         488,830         1,246,326         3,161,223         2,426,074
                                                 ----------------  ----------------  ----------------  ----------------
NET ASSETS (NOTE 7)                              $    217,907,919  $     45,266,333  $    547,103,137  $    694,988,627
----------------------------------------------   ================  ================  ================  ================


(a)  Investment shares                                 16,213,387         7,219,511        55,769,943        46,926,984
       Investments at cost                       $    196,368,536  $     47,082,285  $    530,985,816  $    501,820,381

                                                    JNL/MCM           JNL/MCM
                                                  Value Line(R)         VIP
                                                  25 Portfolio       Portfolio
                                                ----------------  ----------------
ASSETS
Investments, at value (a)                       $    451,872,792  $    225,951,268
Receivables:
   Dividend receivable                                        --                --
   Investment securities sold                            321,068           191,139
   Sub-account units sold                              2,922,142         2,184,822
                                                ----------------  ----------------
TOTAL ASSETS                                         455,116,002       228,327,229
                                                ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                     2,922,142         2,184,822
   Sub-account units redeemed                            299,353           180,186
   Insurance fees due to Jackson National Life            21,715            10,953
                                                ----------------  ----------------
TOTAL LIABILITIES                                      3,243,210         2,375,961
                                                ----------------  ----------------
NET ASSETS (NOTE 7)                             $    451,872,792  $    225,951,268
----------------------------------------------  ================  ================


(a)  Investment shares                                28,383,969        18,596,812
       Investments at cost                      $    381,948,648  $    210,814,614

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005


                                                JNL/Oppenheimer                         JNL/PIMCO
                                                 Global Growth     JNL/Oppenheimer    Total Return      JNL/Putnam
                                                   Portfolio      Growth Portfolio   Bond Portfolio   Equity Portfolio
                                                ----------------------------------------------------------------------
ASSETS
Investments, at value (a)                       $    124,849,366  $     24,869,485  $    324,437,594  $    118,699,272
Receivables:
   Dividend receivable                                        --                --                --                --
   Investment securities sold                            712,791            38,666           349,139            95,192
   Sub-account units sold                                284,843            39,940           761,290               252
                                                ----------------  ----------------  ----------------  ----------------
TOTAL ASSETS                                         125,847,000        24,948,091       325,548,023       118,794,716
                                                ----------------  ----------------  ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                       284,843            39,940           761,290               252
   Sub-account units redeemed                            707,244            37,554           334,364            90,553
   Insurance fees due to Jackson National Life             5,547             1,112            14,775             4,639
                                                ----------------  ----------------  ----------------  ----------------
TOTAL LIABILITIES                                        997,634            78,606         1,110,429            95,444
                                                ----------------  ----------------  ----------------  ----------------
NET ASSETS (NOTE 7)                             $    124,849,366  $     24,869,485  $    324,437,594  $    118,699,272
----------------------------------------------  ================  ================  ================  ================


(a)  Investment shares                                 9,227,595         2,642,878        27,753,430         5,917,212
       Investments at cost                      $     98,152,204  $     22,089,782  $    331,336,856  $    115,664,921

                                                                                        JNL/              JNL/
                                                  JNL/Putnam         JNL/Putnam       S&P Managed       S&P Managed
                                                    Midcap          Value Equity      Aggressive       Conservative
                                                Growth Portfolio     Portfolio      Growth Portfolio     Portfolio
                                                ----------------  ----------------  ----------------  ----------------
ASSETS
Investments, at value (a)                       $     31,035,971  $    169,897,225  $    547,590,167  $     73,693,539
Receivables:
   Dividend receivable                                        --                --                --                --
   Investment securities sold                             28,840           109,039           763,619            22,005
   Sub-account units sold                                 54,713            57,755           200,377           388,897
                                                ----------------  ----------------  ----------------  ----------------
TOTAL ASSETS                                          31,119,524       170,064,019       548,554,163        74,104,441
                                                ----------------  ----------------  ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                        54,713            57,755           200,377           388,897
   Sub-account units redeemed                             27,470           102,318           740,010            18,248
   Insurance fees due to Jackson National Life             1,370             6,721            23,609             3,757
                                                ----------------  ----------------  ----------------  ----------------
TOTAL LIABILITIES                                         83,553           166,794           963,996           410,902
                                                ----------------  ----------------  ----------------  ----------------
NET ASSETS (NOTE 7)                             $     31,035,971  $    169,897,225  $    547,590,167  $     73,693,539
----------------------------------------------  ================  ================  ================  ================


(a)  Investment shares                                 3,421,827         9,391,776        42,780,482         6,887,247
       Investments at cost                      $     25,377,355  $    150,973,415  $    470,546,277  $     71,766,486

                                                                       JNL/
                                                     JNL/           S&P Managed
                                                  S&P Managed        Moderate
                                                Growth Portfolio    Portfolio
                                                ----------------  ----------------
ASSETS
Investments, at value (a)                       $    938,301,786  $    140,108,801
Receivables:
   Dividend receivable                                        --                --
   Investment securities sold                            697,798            81,173
   Sub-account units sold                                356,286           110,052
                                                ----------------  ----------------
TOTAL ASSETS                                         939,355,870       140,300,026
                                                ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                       356,286           110,052
   Sub-account units redeemed                            656,024            73,906
   Insurance fees due to Jackson National Life            41,774             7,267
                                                ----------------  ----------------
TOTAL LIABILITIES                                      1,054,084           191,225
                                                ----------------  ----------------
NET ASSETS (NOTE 7)                             $    938,301,786  $    140,108,801
----------------------------------------------  ================  ================


(a)  Investment shares                                74,705,556        12,691,015
       Investments at cost                      $    841,201,064  $    134,834,412

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005


                                                       JNL/
                                                    S&P Managed           JNL/Salomon           JNL/Salomon
                                                     Moderate            Brothers High       Brothers Strategic
                                                  Growth Portfolio    Yield Bond Portfolio     Bond Portfolio
                                                --------------------  --------------------  --------------------
ASSETS
Investments, at value (a)                       $        759,012,984  $        209,498,579  $        187,198,601
Receivables:
   Dividend receivable                                            --                    --                    --
   Investment securities sold                                557,572               576,251               102,001
   Sub-account units sold                                  1,564,314               314,238             1,219,861
                                                --------------------  --------------------  --------------------
TOTAL ASSETS                                             761,134,870           210,389,068           188,520,463
                                                --------------------  --------------------  --------------------

LIABILITIES
Payables:
   Investment securities purchased                         1,564,314               314,238             1,219,861
   Sub-account units redeemed                                522,322               567,030                93,705
   Insurance fees due to Jackson National Life                35,250                 9,221                 8,296
                                                --------------------  --------------------  --------------------
TOTAL LIABILITIES                                          2,121,886               890,489             1,321,862
                                                --------------------  --------------------  --------------------
NET ASSETS (NOTE 7)                             $        759,012,984  $        209,498,579  $        187,198,601
----------------------------------------------  ====================  ====================  ====================


(a)  Investment shares                                    62,573,206            26,352,023            16,895,181
       Investments at cost                      $        698,383,976  $        222,045,599  $        191,811,303

                                                    JNL/Salomon
                                                     Brothers
                                                  U.S. Government             JNL/               JNL/Select
                                                     & Quality           Select Balanced           Global
                                                   Bond Portfolio          Portfolio          Growth Portfolio
                                                --------------------  --------------------  --------------------
ASSETS
Investments, at value (a)                       $        168,504,357  $        371,851,340  $        117,922,159
Receivables:
   Dividend receivable                                            --                    --                    --
   Investment securities sold                                205,739               484,631                81,014
   Sub-account units sold                                    915,875               177,047                10,076
                                                --------------------  --------------------  --------------------
TOTAL ASSETS                                             169,625,971           372,513,018           118,013,249
                                                --------------------  --------------------  --------------------

LIABILITIES
Payables:
   Investment securities purchased                           915,875               177,047                10,076
   Sub-account units redeemed                                198,648               469,068                76,425
   Insurance fees due to Jackson National Life                 7,091                15,563                 4,589
                                                --------------------  --------------------  --------------------
TOTAL LIABILITIES                                          1,121,614               661,678                91,090
                                                --------------------  --------------------  --------------------
NET ASSETS (NOTE 7)                             $        168,504,357  $        371,851,340  $        117,922,159
----------------------------------------------  ====================  ====================  ====================


(a)  Investment shares                                    15,221,713            23,609,609             5,991,980
       Investments at cost                      $        175,066,268  $        353,671,792  $        131,316,199

                                                     JNL/Select             JNL/                  JNL/              JNL/T. Rowe
                                                      Large Cap         Select Money         Select Value        Price Established
                                                  Growth Portfolio    Market Portfolio         Portfolio         Growth Portfolio
                                                -------------------- -------------------- -------------------- --------------------
ASSETS
Investments, at value (a)                       $        165,960,733 $        129,672,347 $         79,287,855 $        345,756,304
Receivables:
   Dividend receivable                                            --               24,857                   --                   --
   Investment securities sold                                 99,505            3,186,217               40,681              239,006
   Sub-account units sold                                      5,921              121,217               20,733              403,971
                                                -------------------- -------------------- -------------------- --------------------
TOTAL ASSETS                                             166,066,159          133,004,638           79,349,269          346,399,281
                                                -------------------- -------------------- -------------------- --------------------

LIABILITIES
Payables:
   Investment securities purchased                             5,921              121,217               20,733              403,971
   Sub-account units redeemed                                 92,869            3,179,853               37,126              224,676
   Insurance fees due to Jackson National Life                 6,636                6,364                3,555               14,330
                                                -------------------- -------------------- -------------------- --------------------
TOTAL LIABILITIES                                            105,426            3,307,434               61,414              642,977
                                                -------------------- -------------------- -------------------- --------------------
NET ASSETS (NOTE 7)                             $        165,960,733 $        129,697,204 $         79,287,855 $        345,756,304
----------------------------------------------  ==================== ==================== ==================== ====================


(a)  Investment shares                                     8,044,631          129,672,347            4,691,589           17,785,818
       Investments at cost                      $        161,325,222 $        129,671,827 $         74,879,952 $        285,856,524

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005


                                                  JNL/T. Rowe          JNL/
                                                 Price Mid-Cap     T. Rowe Price
                                                Growth Portfolio  Value Portfolio
                                                ----------------  ----------------
ASSETS
Investments, at value (a)                       $    380,759,492  $    254,751,384
Receivables:
   Dividend receivable                                        --                --
   Investment securities sold                          1,623,797         1,080,960
   Sub-account units sold                                824,504           139,190
                                                ----------------  ----------------
TOTAL ASSETS                                         383,207,793       255,971,534
                                                ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                       824,504           139,190
   Sub-account units redeemed                          1,607,812         1,069,695
   Insurance fees due to Jackson National Life            15,985            11,265
                                                ----------------  ----------------
TOTAL LIABILITIES                                      2,448,301         1,220,150
                                                ----------------  ----------------
NET ASSETS (NOTE 7)                             $    380,759,492  $    254,751,384
----------------------------------------------  ================  ================


(a)  Investment shares                                12,846,137        18,274,848
       Investments at cost                      $    306,473,434  $    221,696,883

                        See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2005


                                                  Fifth               Fifth Third              Fifth               Fifth Third
                                              Third Balanced        Disciplined Value       Third Mid Cap        Quality Growth
                                               VIP Portfolio          VIP Portfolio         VIP Portfolio         VIP Portfolio
                                             -------------------   -------------------   -------------------   -------------------
INVESTMENT INCOME
   Dividends                                 $             2,277   $            74,243   $             2,231   $             1,267
                                             -------------------   -------------------   -------------------   -------------------

EXPENSES
   Insurance charges (Note 6)                              2,191                92,824                38,883                76,422
                                             -------------------   -------------------   -------------------   -------------------
TOTAL EXPENSES                                             2,191                92,824                38,883                76,422
                                             -------------------   -------------------   -------------------   -------------------

NET INVESTMENT INCOME (LOSS)                                  86               (18,581)              (36,652)              (75,155)
                                             -------------------   -------------------   -------------------   -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 3,550                    --                    --                    --
   Investments                                               260                74,630                47,058                50,081
Net change in unrealized appreciation
   (depreciation) on investments                          (3,487)              205,863               202,522               292,324
                                             -------------------   -------------------   -------------------   -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                      323               280,493               249,580               342,405
                                             -------------------   -------------------   -------------------   -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $               409   $           261,912   $           212,928   $           267,250
-------------------------------------------  ===================   ===================   ===================   ===================

                                                   JNL/                 JNL/AIM                 JNL/
                                               AIM Large Cap          Real Estate           AIM Small Cap           JNL/Alger
                                              Growth Portfolio        Portfolio (a)        Growth Portfolio      Growth Portfolio
                                             -------------------   -------------------   -------------------   -------------------
INVESTMENT INCOME
   Dividends                                 $            24,810   $                --     $              --   $           158,183
                                             -------------------   -------------------   -------------------   -------------------

EXPENSES
   Insurance charges (Note 6)                          1,111,673               148,776               677,608             2,211,869
                                             -------------------   -------------------   -------------------   -------------------
TOTAL EXPENSES                                         1,111,673               148,776               677,608             2,211,869
                                             -------------------   -------------------   -------------------   -------------------

NET INVESTMENT INCOME (LOSS)                          (1,086,863)             (148,776)             (677,608)           (2,053,686)
                                             -------------------   -------------------   -------------------   -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    --                    --                    --                    --
   Investments                                         1,976,279                86,499             1,916,839               549,784
Net change in unrealized appreciation
   (depreciation) on investments                       3,215,313             1,112,000             1,507,199            16,394,972
                                             -------------------   -------------------   -------------------   -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                5,191,592             1,198,499             3,424,038            16,944,756
                                             -------------------   -------------------   -------------------   -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $         4,104,729   $         1,049,723   $         2,746,430   $        14,891,070
-------------------------------------------  ===================   ===================   ===================   ===================

                                                   JNL/
                                              Alliance Capital       JNL/Eagle Core
                                             Growth Portfolio (b)   Equity Portfolio
                                             -------------------   -------------------
INVESTMENT INCOME
   Dividends                                 $             9,876   $           700,156
                                             -------------------   -------------------

EXPENSES
   Insurance charges (Note 6)                            133,968             1,225,002
                                             -------------------   -------------------
TOTAL EXPENSES                                           133,968             1,225,002
                                             -------------------   -------------------

NET INVESTMENT INCOME (LOSS)                            (124,092)             (524,846)
                                             -------------------   -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    --                    --
   Investments                                          (166,076)            1,428,803
Net change in unrealized appreciation
   (depreciation) on investments                      (2,166,685)              396,241
                                             -------------------   -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)               (2,332,761)            1,825,044
                                             -------------------   -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $        (2,456,853)  $         1,300,198
-------------------------------------------  ===================   ===================

(a)  Commencement of operations May 2, 2005.
(b)  Period from January 1, 2005 through April 28, 2005.

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2005


                                                JNL/Eagle             JNL/FMR                JNL/FMR             JNL/Franklin
                                                SmallCap              Balanced               Capital          Templeton Small Cap
                                             Equity Portfolio         Portfolio          Growth Portfolio     Value Portfolio (a)
                                            -------------------   -------------------   -------------------   -------------------
INVESTMENT INCOME
   Dividends                                $                --   $             9,237   $           332,628   $                --
                                            -------------------   -------------------   -------------------   -------------------

EXPENSES
   Insurance charges (Note 6)                         1,227,921             1,641,619             1,754,300                68,566
                                            -------------------   -------------------   -------------------   -------------------
TOTAL EXPENSES                                        1,227,921             1,641,619             1,754,300                68,566
                                            -------------------   -------------------   -------------------   -------------------

NET INVESTMENT INCOME (LOSS)                         (1,227,921)           (1,632,382)           (1,421,672)              (68,566)
                                            -------------------   -------------------   -------------------   -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies            1,355,000                    --                    --                    --
   Investments                                        6,020,963             2,321,999             1,016,015               (25,967)
Net change in unrealized appreciation
   on investments                                    (5,816,698)            8,253,628             5,268,464               200,130
                                            -------------------   -------------------   -------------------   -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)               1,559,265            10,575,627             6,284,479               174,163
                                            -------------------   -------------------   -------------------   -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $           331,344   $         8,943,245   $         4,862,807   $           105,597
                                            ===================   ===================   ===================   ===================

                                             JNL/Goldman Sachs       JNL/JPMorgan          JNL/JPMorgan          JNL/Lazard
                                                 Mid Cap             International        International           Mid Cap
                                            Value Portfolio (a)    Equity Portfolio      Value Portfolio       Value Portfolio
                                            -------------------   -------------------  -------------------   -------------------
INVESTMENT INCOME
   Dividends                                $                --   $         1,371,328  $           396,053   $        15,022,452
                                            -------------------   -------------------  -------------------   -------------------

EXPENSES
   Insurance charges (Note 6)                           117,225             1,182,928            1,465,706             2,394,256
                                            -------------------   -------------------  -------------------   -------------------
TOTAL EXPENSES                                          117,225             1,182,928            1,465,706             2,394,256
                                            -------------------   -------------------  -------------------   -------------------

NET INVESTMENT INCOME (LOSS)                           (117,225)              188,400           (1,069,653)           12,628,196
                                            -------------------   -------------------  -------------------   -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                   --                    --              392,686             9,732,079
   Investments                                           29,546             3,082,684            5,169,954             4,863,470
Net change in unrealized appreciation
   on investments                                       621,498             3,823,116           10,256,695           (16,355,304)
                                            -------------------   -------------------  -------------------   -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                 651,044             6,905,800           15,819,335            (1,759,755)
                                            -------------------   -------------------  -------------------   -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $           533,819   $         7,094,200  $        14,749,682   $        10,868,441
                                            ===================   ===================  ===================   ===================

                                                JNL/Lazard
                                                 Small Cap             JNL/MCM
                                              Value Portfolio        25 Portfolio
                                            -------------------   -------------------
INVESTMENT INCOME
   Dividends                                $         6,194,108   $                --
                                            -------------------   -------------------

EXPENSES
   Insurance charges (Note 6)                         1,867,597             7,909,939
                                            -------------------   -------------------
TOTAL EXPENSES                                        1,867,597             7,909,939
                                            -------------------   -------------------

NET INVESTMENT INCOME (LOSS)                          4,326,511            (7,909,939)
                                            -------------------   -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies            8,102,675                    --
   Investments                                        3,904,627            15,884,524
Net change in unrealized appreciation
   on investments                                   (12,964,424)          (27,752,596)
                                            -------------------   -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                (957,122)          (11,868,072)
                                            -------------------   -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $         3,369,389   $       (19,778,011)
                                            ===================   ===================

(a)  Commencement of operations May 2, 2005.

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2005


                                                                                                           JNL/MCM
                                                   JNL/MCM            JNL/MCM            JNL/MCM           Enhanced
                                                  Bond Index       Communications     Consumer Brands    S&P 500 Stock
                                                  Portfolio       Sector Portfolio   Sector Portfolio   Index Portfolio
                                               ----------------   ----------------   ----------------   ----------------
INVESTMENT INCOME
   Dividends                                   $      4,033,342   $      1,380,902   $        280,344   $      3,156,848
                                               ----------------   ----------------   ----------------   ----------------

EXPENSES
   Insurance charges (Note 6)                         2,379,067            226,484            252,966            848,947
                                               ----------------   ----------------   ----------------   ----------------
TOTAL EXPENSES                                        2,379,067            226,484            252,966            848,947
                                               ----------------   ----------------   ----------------   ----------------
NET INVESTMENT INCOME (LOSS)                          1,654,275          1,154,418             27,378          2,307,901
                                               ----------------   ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
   Distributions from investment companies              252,077             35,228            155,209          1,687,254
   Investments                                          694,017         (1,378,142)           514,385          2,789,478
Net change in unrealized appreciation
   (depreciation) on investments                     (2,499,870)            32,496         (1,300,084)        (5,767,261)
                                               ----------------   ----------------   ----------------   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)              (1,553,776)        (1,310,418)          (630,490)        (1,290,529)
                                               ----------------   ----------------   ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $        100,499   $       (156,000)  $       (603,112)  $      1,017,372
---------------------------------------------  ================   ================   ================   ================


                                                   JNL/MCM            JNL/MCM           JNL/MCM             JNL/MCM
                                                  Financial            Global          Healthcare         International
                                               Sector Portfolio     15 Portfolio     Sector Portfolio    Index Portfolio
                                               ----------------   ----------------   ----------------   ----------------
INVESTMENT INCOME
   Dividends                                   $        570,634   $             --   $        461,366   $      6,109,153
                                               ----------------   ----------------   ----------------   ----------------

EXPENSES
   Insurance charges (Note 6)                           498,791          8,283,148            893,004          3,502,726
                                               ----------------   ----------------   ----------------   ----------------
TOTAL EXPENSES                                          498,791          8,283,148            893,004          3,502,726
                                               ----------------   ----------------   ----------------   ----------------
NET INVESTMENT INCOME (LOSS)                             71,843         (8,283,148)          (431,638)         2,606,427
                                               ----------------   ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
   Distributions from investment companies               12,816                 --             66,420         27,012,281
   Investments                                        1,459,015         18,935,075            959,839          8,253,773
Net change in unrealized appreciation
   (depreciation) on investments                        (69,796)        38,425,818          2,422,306        (11,469,310)
                                               ----------------   ----------------   ----------------   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)               1,402,035         57,360,893          3,448,565         23,796,744
                                               ----------------   ----------------   ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $      1,473,878   $     49,077,745   $      3,016,927   $     26,403,171
---------------------------------------------  ================   ================   ================   ================

                                                   JNL/MCM            JNL/MCM
                                                    JNL 5             Nasdaq(R)
                                                  Portfolio          15 Portfolio
                                               ----------------   ----------------
INVESTMENT INCOME
   Dividends                                   $        278,489   $             --
                                               ----------------   ----------------

EXPENSES
   Insurance charges (Note 6)                         9,348,076            397,448
                                               ----------------   ----------------
TOTAL EXPENSES                                        9,348,076            397,448
                                               ----------------   ----------------
NET INVESTMENT INCOME (LOSS)                         (9,069,587)          (397,448)
                                               ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
   Distributions from investment companies                   --                 --
   Investments                                        4,036,935             97,326
Net change in unrealized appreciation
   (depreciation) on investments                     66,139,627          1,005,726
                                               ----------------   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)              70,176,562          1,103,052
                                               ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $     61,106,975   $        705,604
---------------------------------------------  ================   ================

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2005


                                                         JNL/MCM           JNL/MCM           JNL/MCM             JNL/MCM
                                                        Oil & Gas       S&P 400 MidCap       S&P 500         Select Small Cap
                                                     Sector Portfolio  Index Portfolio    Index Portfolio       Portfolio
                                                     ----------------  ----------------   ----------------   ----------------
INVESTMENT INCOME
   Dividends                                         $      3,284,721  $      3,428,741   $      4,567,375   $             --
                                                     ----------------  ----------------   ----------------   ----------------

EXPENSES
   Insurance charges (Note 6)                               2,088,676         3,703,508          5,571,888          7,253,367
                                                     ----------------  ----------------   ----------------   ----------------
TOTAL EXPENSES                                              2,088,676         3,703,508          5,571,888          7,253,367
                                                     ----------------  ----------------   ----------------   ----------------

NET INVESTMENT INCOME (LOSS)                                1,196,045          (274,767)        (1,004,513)        (7,253,367)
                                                     ----------------  ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    582,317         8,411,883         10,827,382                 --
   Investments                                             13,419,378         8,640,700          6,694,798         15,160,105
Net change in unrealized appreciation
   (depreciation) on investments                           11,192,442         5,412,581         (6,642,831)        30,022,035
                                                     ----------------  ----------------   ----------------   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                    25,194,137        22,465,164         10,879,349         45,182,140
                                                     ----------------  ----------------   ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   $     26,390,182  $     22,190,397   $      9,874,836   $     37,928,773
---------------------------------------------------  ================  ================   ================   ================

                                                        JNL/MCM            JNL/MCM              JNL/MCM          JNL/MCM
                                                        Small Cap         Technology            Dow SM            S&P(R)
                                                     Index Portfolio    Sector Portfolio      10 Portfolio      10 Portfolio
                                                     ----------------   ----------------   ----------------   ----------------
INVESTMENT INCOME
   Dividends                                         $      3,793,224   $        558,360   $             --   $             --
                                                     ----------------   ----------------   ----------------   ----------------

EXPENSES
   Insurance charges (Note 6)                               3,173,530            539,401          7,876,919          8,705,809
                                                     ----------------   ----------------   ----------------   ----------------
TOTAL EXPENSES                                              3,173,530            539,401          7,876,919          8,705,809
                                                     ----------------   ----------------   ----------------   ----------------

NET INVESTMENT INCOME (LOSS)                                  619,694             18,959         (7,876,919)        (8,705,809
                                                     ----------------   ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  4,961,657             30,807                 --                 --
   Investments                                              6,062,769         (1,847,795)         5,205,205         32,957,182
Net change in unrealized appreciation
   (depreciation) on investments                           (5,408,810)         2,546,771        (30,728,850)       133,796,574
                                                     ----------------   ----------------   ----------------   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                     5,615,616            729,783        (25,523,645)       166,753,756
                                                     ----------------   ----------------   ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   $      6,235,310   $        748,742   $    (33,400,564)  $    158,047,947
---------------------------------------------------  ================   ================   ================   ================

                                                         JNL/MCM            JNL/MCM
                                                       Value Line(R)          VIP
                                                       25 Portfolio        Portfolio
                                                     ----------------   ----------------
INVESTMENT INCOME
   Dividends                                         $             --   $        652,991
                                                     ----------------   ----------------

EXPENSES
   Insurance charges (Note 6)                               3,318,008          2,082,051
                                                     ----------------   ----------------
TOTAL EXPENSES                                              3,318,008          2,082,051
                                                     ----------------   ----------------

NET INVESTMENT INCOME (LOSS)                               (3,318,008)        (1,429,060)
                                                     ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                         --                 --
   Investments                                              5,070,538            955,588
Net change in unrealized appreciation
   (depreciation) on investments                           67,682,739         14,271,844
                                                     ----------------   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                    72,753,277         15,227,432
                                                     ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   $     69,435,269   $     13,798,372
---------------------------------------------------  ================   ================

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2005



                                             JNL/Oppenheimer                          JNL/PIMCO
                                              Global Growth      JNL/Oppenheimer     Total Return       JNL/Putnam
                                                Portfolio       Growth Portfolio     Bond Portfolio   Equity Portfolio
                                             ----------------   ----------------   ----------------   ----------------
INVESTMENT INCOME
   Dividends                                 $        258,676   $         28,452   $     12,203,072   $        926,669
                                             ----------------   ----------------   ----------------   ----------------

EXPENSES
   Insurance charges (Note 6)                       1,649,696            354,597          4,417,629          1,732,157
                                             ----------------   ----------------   ----------------   ----------------
TOTAL EXPENSES                                      1,649,696            354,597          4,417,629          1,732,157
                                             ----------------   ----------------   ----------------   ----------------
NET INVESTMENT INCOME (LOSS)                       (1,391,020)          (326,145)         7,785,443           (805,488)
                                             ----------------   ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 --                 --          2,260,894                 --
   Investments                                      6,720,558            538,815          1,447,332         (1,465,834)
Net change in unrealized appreciation
  (depreciation) on investments                     7,202,961          1,449,175        (10,033,344)        10,273,568
                                             ----------------   ----------------   ----------------   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)            13,923,519          1,987,990         (6,325,118)         8,807,734
                                             ----------------   ----------------   ----------------   ----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                           $     12,532,499   $      1,661,845   $      1,460,325   $      8,002,246
-------------------------------------------  ================   ================   ================   ================

                                                                                         JNL/               JNL/
                                               JNL/Putnam          JNL/Putnam         S&P Managed        S&P Managed
                                                 Midcap           Value Equity        Aggressive        Conservative
                                             Growth Portfolio      Portfolio       Growth Portfolio      Portfolio
                                             ----------------   ----------------   ----------------   ----------------
INVESTMENT INCOME
   Dividends                                 $             --   $      1,718,683   $      4,185,566   $        198,263
                                             ----------------   ----------------   ----------------   ----------------

EXPENSES
   Insurance charges (Note 6)                         444,594          2,581,817          8,481,051            855,357
                                             ----------------   ----------------   ----------------   ----------------
TOTAL EXPENSES                                        444,594          2,581,817          8,481,051            855,357
                                             ----------------   ----------------   ----------------   ----------------
NET INVESTMENT INCOME (LOSS)                         (444,594)          (863,134)        (4,295,485)          (657,094)
                                             ----------------   ----------------   ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 --                 --                 --             47,489
   Investments                                      1,862,507          4,299,340         11,779,153            252,111
Net change in unrealized appreciation
  (depreciation) on investments                     1,346,549          2,181,618         27,283,645          1,744,577
                                             ----------------   ----------------   ----------------   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)             3,209,056          6,480,958         39,062,798          2,044,177
                                             ----------------   ----------------   ----------------   ----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                           $      2,764,462   $      5,617,824   $     34,767,313   $      1,387,083
-------------------------------------------  ================   ================   ================   ================

                                                                      JNL/
                                                  JNL/             S&P Managed
                                               S&P Managed          Moderate
                                             Growth Portfolio      Portfolio
                                             ----------------   ----------------
INVESTMENT INCOME
   Dividends                                 $     10,633,666   $        229,808
                                             ----------------   ----------------

EXPENSES
   Insurance charges (Note 6)                      14,329,983          1,434,999
                                             ----------------   ----------------
TOTAL EXPENSES                                     14,329,983          1,434,999
                                             ----------------   ----------------
NET INVESTMENT INCOME (LOSS)                       (3,696,317)        (1,205,191)
                                             ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies         31,124,963             97,899
   Investments                                     19,862,301            356,827
Net change in unrealized appreciation
  (depreciation) on investments                     3,909,411          4,866,252
                                             ----------------   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)            54,896,675          5,320,978
                                             ----------------   ----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                           $     51,200,358   $      4,115,787
-------------------------------------------  ================   ================

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2005


                                                                                                                   JNL/Salomon
                                                  JNL/                                                               Brothers
                                               S&P Managed           JNL/Salomon            JNL/Salomon          U.S. Government
                                                Moderate            Brothers High        Brothers Strategic         & Quality
                                             Growth Portfolio    Yield Bond Portfolio      Bond Portfolio         Bond Portfolio
                                           --------------------  --------------------   --------------------   --------------------
INVESTMENT INCOME
   Dividends                               $         12,337,726  $         14,868,897   $          9,311,780   $          6,267,350
                                           --------------------  --------------------   --------------------   --------------------

EXPENSES
   Insurance charges (Note 6)                        10,685,328             3,345,214              2,467,508              2,531,196
                                           --------------------  --------------------   --------------------   --------------------
TOTAL EXPENSES                                       10,685,328             3,345,214              2,467,508              2,531,196
                                           --------------------  --------------------   --------------------   --------------------
NET INVESTMENT INCOME (LOSS)                          1,652,398            11,523,683              6,844,272              3,736,154
                                           --------------------  --------------------   --------------------   --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies            5,381,192             2,062,470              1,651,166              1,116,352
   Investments                                        9,074,447               326,122              1,399,865               (289,056)
Net change in unrealized appreciation
   (depreciation) on investments                     18,055,433           (14,348,480)            (8,275,985)            (3,271,854)
                                           --------------------  --------------------   --------------------   --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)              32,511,072           (11,959,888)            (5,224,954)            (2,444,558)
                                           --------------------  --------------------   --------------------   --------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                         $         34,163,470  $           (436,205)  $          1,619,318   $          1,291,596
------------------------------------------ ====================  ====================   ====================   ====================

                                                   JNL/                 JNL/Select            JNL/Select
                                              Select Balanced            Global                Large Cap
                                                 Portfolio           Growth Portfolio       Growth Portfolio
                                            --------------------   --------------------   --------------------
INVESTMENT INCOME
   Dividends                                $         14,081,855   $            608,013   $                 --
                                            --------------------   --------------------   --------------------

EXPENSES
   Insurance charges (Note 6)                          5,371,240              1,717,302              2,553,518
                                            --------------------   --------------------   --------------------
TOTAL EXPENSES                                         5,371,240              1,717,302              2,553,518
                                            --------------------   --------------------   --------------------
NET INVESTMENT INCOME (LOSS)                           8,710,615             (1,109,289)            (2,553,518)
                                            --------------------   --------------------   --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies            33,639,653                     --                     --
   Investments                                        12,291,400             (6,853,987)            (3,063,453)
Net change in unrealized appreciation
   (depreciation) on investments                     (41,224,961)             7,033,573              9,557,110
                                            --------------------   --------------------   --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                4,706,092                179,586              6,493,657
                                            --------------------   --------------------   --------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $         13,416,707   $           (929,703)  $          3,940,139
------------------------------------------  ====================   ====================   ====================

                                                  JNL/                     JNL/              JNL/T. Rowe
                                               Select Money            Select Value         Price Established
                                              Market Portfolio          Portfolio           Growth Portfolio
                                            --------------------   --------------------   --------------------
INVESTMENT INCOME
   Dividends                                $          3,328,814   $          2,228,213   $            678,572
                                            --------------------   --------------------   --------------------

EXPENSES
   Insurance charges (Note 6)                          2,044,170              1,081,791              4,937,483
                                            --------------------   --------------------   --------------------
TOTAL EXPENSES                                         2,044,170              1,081,791              4,937,483
                                            --------------------   --------------------   --------------------
NET INVESTMENT INCOME (LOSS)                           1,284,644              1,146,422             (4,258,911)
                                            --------------------   --------------------   --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    --              2,889,180                     --
   Investments                                             3,219              2,915,030             11,677,306
Net change in unrealized appreciation
   (depreciation) on investments                          (3,219)            (2,590,309)             9,209,519
                                            --------------------   --------------------   --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                       --              3,213,901             20,886,825
                                            --------------------   --------------------   --------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $          1,284,644   $          4,360,323   $         16,627,914
------------------------------------------  ====================   ====================   ====================

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2005


                                              JNL/T. Rowe           JNL/
                                             Price Mid-Cap      T. Rowe Price
                                            Growth Portfolio   Value Portfolio
                                            ----------------   ----------------
INVESTMENT INCOME
   Dividends                                $      1,011,893   $      4,892,870
                                            ----------------   ----------------

EXPENSES
   Insurance charges (Note 6)                      5,246,149          3,858,237
                                            ----------------   ----------------
TOTAL EXPENSES                                     5,246,149          3,858,237
                                            ----------------   ----------------
NET INVESTMENT INCOME (LOSS)                      (4,234,256)         1,034,633
                                            ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Distributions from investment companies        25,047,090          4,671,134
   Investments                                    21,475,280         13,353,109
Net change in unrealized (depreciation)
   on investments                                   (998,396)        (7,901,837)
                                            ----------------   ----------------
NET REALIZED AND UNREALIZED GAIN                  45,523,974         10,122,406
                                            ----------------   ----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                          $     41,289,718   $     11,157,039
                                            ================   ================

                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2005


                                                  Fifth               Fifth Third            Fifth                Fifth Third
                                              Third Balanced       Disciplined Value      Third Mid Cap         Quality Growth
                                               VIP Portfolio         VIP Portfolio         VIP Portfolio         VIP Portfolio
                                            -------------------   -------------------   -------------------   -------------------
OPERATIONS
   Net investment income (loss)             $                86   $           (18,581)  $           (36,652)  $           (75,155)
   Net realized gain (loss) on investments                3,810                74,630                47,058                50,081
   Net change in unrealized appreciation
      on investments                                     (3,487)              205,863               202,522               292,324
                                            -------------------   -------------------   -------------------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          409               261,912               212,928               267,250
                                            -------------------   -------------------   -------------------   -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            15,866             1,984,923               822,761             1,492,731
   Surrenders and terminations                            3,144              (334,537)             (161,726)             (300,658)
   Transfers between portfolios                             547               595,781               166,541               488,342
   Net annuitization transactions                            --                    --                    --                    --
   Policyholder charges (Note 3)                         (3,880)               (9,797)               (8,764)               (8,510)
                                            -------------------   -------------------   -------------------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 15,677             2,236,370               818,812             1,671,905
                                            -------------------   -------------------   -------------------   -------------------

NET INCREASE IN NET ASSETS                               16,086             2,498,282             1,031,740             1,939,155

NET ASSETS BEGINNING OF PERIOD                          122,560             3,841,065             1,690,673             3,315,794
                                            -------------------   -------------------   -------------------   -------------------

NET ASSETS END OF PERIOD                    $           138,646   $         6,339,347   $         2,722,413   $         5,254,949
------------------------------------------  ===================   ===================   ===================   ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                   10,138               257,449               113,167               465,650

      Units Issued                                        2,080               210,228                86,352               372,278
      Units Redeemed                                       (783)              (61,412)              (30,910)             (129,396)
                                            -------------------   -------------------   -------------------   -------------------

Units Outstanding at December 31, 2005                   11,435               406,265               168,609               708,532
                                            ===================   ===================   ===================   ===================

                                                  JNL/                 JNL/AIM                JNL/
                                              AIM Large Cap          Real Estate          AIM Small Cap           JNL/Alger
                                             Growth Portfolio       Portfolio (a)        Growth Portfolio      Growth Portfolio
                                            -------------------   -------------------   -------------------   -------------------
OPERATIONS
   Net investment income (loss)             $        (1,086,863)  $          (148,776)  $          (677,608)  $        (2,053,686)
   Net realized gain (loss) on investments            1,976,279                86,499             1,916,839               549,784
   Net change in unrealized appreciation
      on investments                                  3,215,313             1,112,000             1,507,199            16,394,972
                                            -------------------   -------------------   -------------------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    4,104,729             1,049,723             2,746,430            14,891,070
                                            -------------------   -------------------   -------------------   -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                        13,021,332            10,586,342             6,512,957             7,251,696
   Surrenders and terminations                       (5,286,473)             (481,229)           (3,031,711)          (20,245,617)
   Transfers between portfolios                       2,419,752            12,039,318              (124,820)           (9,662,160)
   Net annuitization transactions                       (52,353)               (5,878)              (11,221)              (99,003)
   Policyholder charges (Note 3)                       (115,485)              (11,674)              (71,912)             (319,805)
                                            -------------------   -------------------   -------------------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                              9,986,773            22,126,879             3,273,293           (23,074,889)
                                            -------------------   -------------------   -------------------   -------------------

NET INCREASE IN NET ASSETS                           14,091,502            23,176,602             6,019,723            (8,183,819)

NET ASSETS BEGINNING OF PERIOD                       63,173,237                    --            39,023,550           165,723,549
                                            -------------------   -------------------   -------------------   -------------------

NET ASSETS END OF PERIOD                    $        77,264,739   $        23,176,602   $        45,043,273   $       157,539,730
------------------------------------------  ===================   ===================   ===================   ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                5,689,052                    --             3,293,317             9,467,800

      Units Issued                                    2,384,715             2,785,334             1,330,519             1,490,038
      Units Redeemed                                 (1,468,605)             (780,475)           (1,053,675)           (2,804,340)
                                            -------------------   -------------------   -------------------   -------------------

Units Outstanding at December 31, 2005                6,605,162             2,004,859             3,570,161             8,153,498
                                            ===================   ===================   ===================   ===================

                                                  JNL/
                                             Alliance Capital       JNL/Eagle Core
                                            Growth Portfolio (b)   Equity Portfolio
                                            -------------------   -------------------
OPERATIONS
   Net investment income (loss)             $          (124,092)  $          (524,846)
   Net realized gain (loss) on investments             (166,076)            1,428,803
   Net change in unrealized appreciation
      on investments                                 (2,166,685)              396,241
                                            -------------------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   (2,456,853)            1,300,198
                                            -------------------   -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           624,495             5,634,207
   Surrenders and terminations                         (654,272)           (8,083,490)
   Transfers between portfolios                     (28,251,989)           (3,346,291)
   Net annuitization transactions                            --               (99,601)
   Policyholder charges (Note 3)                        (16,936)             (132,869)
                                            -------------------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                            (28,298,702)           (6,028,044)
                                            -------------------   -------------------

NET INCREASE IN NET ASSETS                          (30,755,555)           (4,727,846)

NET ASSETS BEGINNING OF PERIOD                       30,755,555            84,921,319
                                            -------------------   -------------------

NET ASSETS END OF PERIOD                    $                --   $        80,193,473
------------------------------------------  ===================   ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004               4,136,366             5,023,169

      Units Issued                                     192,410               840,200
      Units Redeemed                                (4,328,776)           (1,200,386)
                                            ------------------   -------------------

Units Outstanding at December 31, 2005                      --             4,662,983
                                            ==================   ===================

(a)  Commencement of operations May 2, 2005.
(b)  Period from January 1, 2005 through April 28, 2005.

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2005


                                                  JNL/Eagle              JNL/FMR               JNL/FMR             JNL/Franklin
                                                  SmallCap              Balanced               Capital          Templeton Small Cap
                                               Equity Portfolio         Portfolio          Growth Portfolio     Value Portfolio (a)
                                              -------------------   -------------------   -------------------   -------------------
OPERATIONS
   Net investment income (loss)               $        (1,227,921)  $        (1,632,382)  $        (1,421,672)  $           (68,566)
   Net realized gain (loss) on investments              7,375,963             2,321,999             1,016,015               (25,967)
   Net change in unrealized appreciation
      (depreciation) on investments                    (5,816,698)            8,253,628             5,268,464               200,130
                                              -------------------   -------------------   -------------------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        331,344             8,943,245             4,862,807               105,597
                                              -------------------   -------------------   -------------------   -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           6,627,047            16,637,590             6,424,970             6,209,027
   Surrenders and terminations                         (8,915,568)           (8,492,556)          (15,231,861)             (130,125)
   Transfers between portfolios                       (10,461,075)            4,268,853           (11,705,562)            6,057,983
   Net annuitization transactions                              --              (124,650)              (16,748)                   --
   Policyholder charges (Note 3)                         (142,003)             (150,459)             (270,990)              (49,955)
                                              -------------------   -------------------   -------------------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                              (12,891,599)           12,138,778           (20,800,191)           12,086,930
                                              -------------------   -------------------   -------------------   -------------------

NET INCREASE IN NET ASSETS                            (12,560,255)           21,082,023           (15,937,384)           12,192,527

NET ASSETS BEGINNING OF PERIOD                         92,613,313            97,767,851           136,151,828                    --
                                              -------------------   -------------------   -------------------   -------------------

NET ASSETS END OF PERIOD                      $        80,053,058   $       118,849,874   $       120,214,444   $        12,192,527
--------------------------------------------  ===================   ===================   ===================   ===================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                  4,879,936             9,610,063             8,176,220                    --

      Units Issued                                        817,661             2,941,799               645,914             1,447,918
      Units Redeemed                                   (1,516,812)           (1,738,797)           (1,988,421)             (328,000)
                                              -------------------   -------------------   -------------------   -------------------

Units Outstanding at December 31, 2005                  4,180,785            10,813,065             6,833,713             1,119,918
                                              ===================   ===================   ===================   ===================

                                               JNL/Goldman Sachs        JNL/JPMorgan          JNL/JPMorgan          JNL/Lazard
                                                   Mid Cap             International         International           Mid Cap
                                              Value Portfolio (a)    Equity Portfolio       Value Portfolio       Value Portfolio
                                              -------------------   -------------------   -------------------   -------------------
OPERATIONS
   Net investment income (loss)               $          (117,225)  $           188,400   $        (1,069,653)  $        12,628,196
   Net realized gain (loss) on investments                 29,546             3,082,684             5,562,640            14,595,549
   Net change in unrealized appreciation
      (depreciation) on investments                       621,498             3,823,116            10,256,695           (16,355,304)
                                              -------------------   -------------------   -------------------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        533,819             7,094,200            14,749,682            10,868,441
                                              -------------------   -------------------   -------------------   -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           6,910,996             9,404,661            24,400,198            29,467,508
   Surrenders and terminations                           (557,321)          (10,138,539)           (5,708,950)           (9,785,654)
   Transfers between portfolios                        15,399,538             3,424,665            10,501,855            (1,702,713)
   Net annuitization transactions                              --               (26,548)                   --               (89,045)
   Policyholder charges (Note 3)                           (2,014)             (136,039)              (95,539)             (174,316)
                                              -------------------   -------------------   -------------------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               21,751,199             2,528,200            29,097,564            17,715,780
                                              -------------------   -------------------   -------------------   -------------------

NET INCREASE IN NET ASSETS                             22,285,018             9,622,400            43,847,246            28,584,221

NET ASSETS BEGINNING OF PERIOD                                 --            78,421,955            72,980,461           133,656,872
                                              -------------------   -------------------   -------------------   -------------------

NET ASSETS END OF PERIOD                      $        22,285,018   $        88,044,355   $       116,827,707   $       162,241,093
--------------------------------------------  ===================   ===================   ===================   ===================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                         --             5,919,986             6,275,539             8,272,074

      Units Issued                                      2,175,633             1,631,437             5,024,582             3,413,995
      Units Redeemed                                     (197,291)           (1,432,082)           (2,292,828)           (2,403,827)
                                              -------------------   -------------------   -------------------   -------------------

Units Outstanding at December 31, 2005                  1,978,342             6,119,341             9,007,293             9,282,242
                                              ===================   ===================   ===================   ===================

                                                 JNL/Lazard
                                                  Small Cap              JNL/MCM
                                                Value Portfolio        25 Portfolio
                                              -------------------   -------------------
OPERATIONS
   Net investment income (loss)               $         4,326,511   $        (7,909,939)
   Net realized gain (loss) on investments             12,007,302            15,884,524
   Net change in unrealized appreciation
      (depreciation) on investments                   (12,964,424)          (27,752,596)
                                              -------------------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      3,369,389           (19,778,011)
                                              -------------------   -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                          25,486,378           176,460,667
   Surrenders and terminations                         (8,877,504)          (22,359,466)
   Transfers between portfolios                       (11,398,494)            2,432,077
   Net annuitization transactions                         (62,535)             (109,280)
   Policyholder charges (Note 3)                         (191,789)             (529,511)
                                              -------------------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                4,956,056           155,894,487
                                              -------------------   -------------------

NET INCREASE IN NET ASSETS                              8,325,445           136,116,476

NET ASSETS BEGINNING OF PERIOD                        112,999,192           411,611,944
                                              -------------------   -------------------

NET ASSETS END OF PERIOD                      $       121,324,637   $       547,728,420
--------------------------------------------  ===================   ===================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                  7,837,500            34,712,559

      Units Issued                                      2,953,784            21,075,346
      Units Redeemed                                   (2,573,915)           (7,260,890)
                                              -------------------   -------------------

Units Outstanding at December 31, 2005                  8,217,369            48,527,015
                                              ===================   ===================

(a)  Commencement of operations May 2, 2005

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2005


                                                                                                        JNL/MCM
                                                JNL/MCM            JNL/MCM           JNL/MCM            Enhanced
                                               Bond Index       Communications    Consumer Brands     S&P 500 Stock
                                               Portfolio       Sector Portfolio   Sector Portfolio    Index Portfolio
                                            ----------------   ----------------   ----------------   ----------------
OPERATIONS
   Net investment income (loss)             $      1,654,275   $      1,154,418   $         27,378   $      2,307,901
   Net realized gain (loss) on investments           946,094         (1,342,914)           669,594          4,476,732
   Net change in unrealized appreciation
      on investments                              (2,499,870)            32,496         (1,300,084)        (5,767,261)
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   100,499           (156,000)          (603,112)         1,017,372
                                            ----------------   ----------------   ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     55,025,997          2,858,629          3,352,260          7,461,796
   Surrenders and terminations                    (7,436,301)          (960,075)        (1,185,928)        (3,672,608)
   Transfers between portfolios                   10,469,991         (5,372,740)         1,665,314        (11,561,591)
   Net annuitization transactions                         --            (12,527)           (10,889)            (2,173)
   Policyholder charges (Note 3)                    (158,114)           (29,191)           (35,352)           (92,350)
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          57,901,573         (3,515,904)         3,785,405         (7,866,926)
                                            ----------------   ----------------   ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS             58,002,072         (3,671,904)         3,182,293         (6,849,554)

NET ASSETS BEGINNING OF PERIOD                   111,203,668         16,654,347         14,747,767         58,425,211
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS END OF PERIOD                    $    169,205,740   $     12,982,443   $     17,930,060   $     51,575,657
------------------------------------------  ================   ================   ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004      $     10,125,670          3,665,525          1,356,144          6,653,351

      Units Issued                                 7,355,848          1,963,125            848,192          1,883,242
      Units Redeemed                              (2,070,912)        (2,762,256)          (476,984)        (2,763,921)
                                            ----------------   ----------------   ----------------   ----------------

Units Outstanding at December 31, 2005            15,410,606          2,866,394          1,727,352          5,772,672
                                            ================   ================   ================   ================

                                                JNL/MCM            JNL/MCM            JNL/MCM            JNL/MCM
                                               Financial            Global           Healthcare        International
                                            Sector Portfolio     15 Portfolio     Sector Portfolio    Index Portfolio
                                            ----------------   ----------------   ----------------   ----------------
OPERATIONS
   Net investment income (loss)             $         71,843   $     (8,283,148)  $       (431,638)  $      2,606,427
   Net realized gain (loss) on investments         1,471,831         18,935,075          1,026,259         35,266,054
   Net change in unrealized appreciation
      on investments                                 (69,796)        38,425,818          2,422,306        (11,469,310)
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 1,473,878         49,077,745          3,016,927         26,403,171
                                            ----------------   ----------------   ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                      6,604,422        192,956,622         17,208,056         75,318,078
   Surrenders and terminations                    (2,125,881)       (22,782,998)        (3,255,631)       (11,338,942)
   Transfers between portfolios                    2,993,456         25,388,467         17,258,779         17,925,758
   Net annuitization transactions                     (7,587)           (83,570)           (49,914)            (8,847)
   Policyholder charges (Note 3)                     (55,442)          (520,165)           (74,461)          (250,223)
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           7,408,968        194,958,356         31,086,829         81,645,824
                                            ----------------   ----------------   ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS              8,882,846        244,036,101         34,103,756        108,048,995

NET ASSETS BEGINNING OF PERIOD                    28,505,269        395,535,457         39,865,181        162,270,172
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS END OF PERIOD                    $     37,388,115   $    639,571,558   $     73,968,937   $    270,319,167
------------------------------------------  ================   ================   ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004             2,368,939         33,885,761          3,742,277         11,866,833

      Units Issued                                 1,476,187         22,157,621          4,091,855          8,300,203
      Units Redeemed                                (858,196)        (5,284,237)        (1,263,204)        (2,344,054)
                                            ----------------   ----------------   ----------------   ----------------

Units Outstanding at December 31, 2005             2,986,930         50,759,145          6,570,928         17,822,982
                                            ================   ================   ================   ================

                                                JNL/MCM            JNL/MCM
                                                 JNL 5            Nasdaq(R)
                                                Portfolio        15 Portfolio
                                            ----------------   ----------------
OPERATIONS
   Net investment income (loss)             $     (9,069,587)  $       (397,448)
   Net realized gain (loss) on investments         4,036,935             97,326
   Net change in unrealized appreciation
      on investments                              66,139,627          1,005,726
                                            ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                61,106,975            705,604
                                            ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                    771,323,079         21,229,741
   Surrenders and terminations                   (17,349,366)          (892,925)
   Transfers between portfolios                  281,847,018         12,015,744
   Net annuitization transactions                     83,807             (4,314)
   Policyholder charges (Note 3)                    (254,722)           (10,247)
                                            ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                       1,035,649,816         32,337,999
                                            ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS          1,096,756,791         33,043,603

NET ASSETS BEGINNING OF PERIOD                    81,382,642          9,084,379
                                            ----------------   ----------------

NET ASSETS END OF PERIOD                    $  1,178,139,433   $     42,127,982
------------------------------------------  ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004             7,460,363            838,347

      Units Issued                                96,351,311          3,540,682
      Units Redeemed                              (4,371,534)          (376,794)
                                            ----------------   ----------------

Units Outstanding at December 31, 2005            99,440,140          4,002,235
                                            ================   ================

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2005


                                                JNL/MCM             JNL/MCM           JNL/MCM            JNL/MCM
                                               Oil & Gas         S&P 400 MidCap       S&P 500        Select Small Cap
                                            Sector Portfolio    Index Portfolio    Index Portfolio      Portfolio
                                            ----------------   ----------------   ----------------   ----------------
OPERATIONS
   Net investment income (loss)             $      1,196,045   $       (274,767)  $     (1,004,513)  $     (7,253,367)
   Net realized gain (loss) on investments        14,001,695         17,052,583         17,522,180         15,160,105
   Net change in unrealized appreciation
      (depreciation) on investments               11,192,442          5,412,581         (6,642,831)        30,022,035
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                26,390,182         22,190,397          9,874,836         37,928,773
                                            ----------------   ----------------   ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     50,468,544         66,757,596         97,404,155        160,248,483
   Surrenders and terminations                    (8,035,892)       (12,205,976)       (19,068,639)       (20,082,997)
   Transfers between portfolios                   53,303,786          2,657,289          6,469,654         12,942,671
   Net annuitization transactions                   (109,041)           (17,326)           (23,199)            11,564
   Policyholder charges (Note 3)                    (194,207)          (267,954)          (376,473)          (474,202)
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          95,433,190         56,923,629         84,405,498        152,645,519
                                            ----------------   ----------------   ----------------   ----------------

NET INCREASE IN NET ASSETS                       121,823,372         79,114,026         94,280,334        190,574,292

NET ASSETS BEGINNING OF PERIOD                    52,129,280        185,042,426        286,238,045        356,176,523
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS END OF PERIOD                    $    173,952,652   $    264,156,452   $    380,518,379   $    546,750,815
------------------------------------------  ================   ================   ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004             3,034,615         14,331,421         26,948,868         19,548,820

      Units Issued                                 7,468,298          7,429,415         13,548,964         11,731,054
      Units Redeemed                              (2,909,790)        (3,084,404)        (5,391,256)        (3,180,707)
                                            ----------------   ----------------   ----------------   ----------------

Units Outstanding at December 31, 2005             7,593,123         18,676,432         35,106,576         28,099,167
                                            ================   ================   ================   ================

                                                JNL/MCM            JNL/MCM             JNL/MCM            JNL/MCM
                                                Small Cap         Technology           Dow(SM)            S&P(R)
                                             Index Portfolio   Sector Portfolio      10 Portfolio       10 Portfolio
                                            ----------------   ----------------   ----------------   ----------------
OPERATIONS
   Net investment income (loss)             $        619,694   $         18,959   $     (7,876,919)  $     (8,705,809)
   Net realized gain (loss) on investments        11,024,426         (1,816,988)         5,205,205         32,957,182
   Net change in unrealized appreciation
      (depreciation) on investments               (5,408,810)         2,546,771        (30,728,850)       133,796,574
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 6,235,310            748,742        (33,400,564)       158,047,947
                                            ----------------   ----------------   ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     59,757,635          8,110,009        164,304,332        180,243,446
   Surrenders and terminations                   (10,058,230)        (2,156,183)       (24,377,643)       (24,419,712)
   Transfers between portfolios                     (285,549)         9,087,606         11,494,884         20,070,507
   Net annuitization transactions                     (1,177)            (4,969)          (121,495)           (51,802)
   Policyholder charges (Note 3)                    (229,646)           (63,390)          (549,094)          (543,869)
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          49,183,033         14,973,073        150,750,984        175,298,570
                                            ----------------   ----------------   ----------------   ----------------

NET INCREASE IN NET ASSETS                        55,418,343         15,721,815        117,350,420        333,346,517

NET ASSETS BEGINNING OF PERIOD                   162,489,576         29,544,518        429,752,717        361,642,110
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS END OF PERIOD                    $    217,907,919   $     45,266,333   $    547,103,137   $    694,988,627
------------------------------------------  ================   ================   ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004            12,204,708          5,148,604         45,137,078         36,652,282

      Units Issued                                 6,590,467          4,665,630         25,493,031         22,680,139
      Units Redeemed                              (2,680,655)        (1,939,916)        (8,443,256)        (7,000,717)
                                            ----------------   ----------------   ----------------   ----------------

Units Outstanding at December 31, 2005            16,114,520          7,874,318         62,186,853         52,331,704
                                            ================   ================   ================   ================

                                                JNL/MCM             JNL/MCM
                                              Value Line(R)           VIP
                                              25 Portfolio         Portfolio
                                            ----------------   ----------------
OPERATIONS
   Net investment income (loss)             $     (3,318,008)  $     (1,429,060)
   Net realized gain (loss) on investments         5,070,538            955,588
   Net change in unrealized appreciation
      (depreciation) on investments               67,682,739         14,271,844
                                            ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                69,435,269         13,798,372
                                            ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                    216,713,306        133,918,405
   Surrenders and terminations                    (6,301,277)        (3,352,861)
   Transfers between portfolios                  139,078,622         60,121,386
   Net annuitization transactions                    (30,225)                --
   Policyholder charges (Note 3)                     (67,238)           (50,145)
                                            ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                         349,393,188        190,636,785
                                            ----------------   ----------------

NET INCREASE IN NET ASSETS                       418,828,457        204,435,157

NET ASSETS BEGINNING OF PERIOD                    33,044,335         21,516,111
                                            ----------------   ----------------

NET ASSETS END OF PERIOD                    $    451,872,792   $    225,951,268
------------------------------------------  ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004             2,890,178          1,942,541

      Units Issued                                27,753,467         18,511,164
      Units Redeemed                              (1,660,673)        (1,548,488)
                                            ----------------   ----------------

Units Outstanding at December 31, 2005            28,982,972         18,905,217
                                            ================   ================

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2005


                                             JNL/Oppenheimer                         JNL/PIMCO
                                              Global Growth     JNL/Oppenheimer     Total Return        JNL/Putnam
                                               Portfolio       Growth Portfolio    Bond Portfolio    Equity Portfolio
                                            ----------------   ----------------   ----------------   ----------------
OPERATIONS
   Net investment income (loss)             $     (1,391,020)  $       (326,145)  $      7,785,443   $       (805,488)
   Net realized gain (loss) on investments         6,720,558            538,815          3,708,226         (1,465,834)
   Net change in unrealized appreciation
      (depreciation) on investments                7,202,961          1,449,175        (10,033,344)        10,273,568
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                12,532,499          1,661,845          1,460,325          8,002,246
                                            ----------------   ----------------   ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     19,367,051          3,189,209         78,901,652          2,325,427
   Surrenders and terminations                    (6,840,972)        (1,620,284)       (24,966,061)       (18,627,252)
   Transfers between portfolios                     (394,467)           324,954         36,678,523         (8,101,374)
   Net annuitization transactions                    (97,157)           (48,547)          (264,414)           (74,354)
   Policyholder charges (Note 3)                    (117,518)           (50,685)          (582,880)          (240,222)
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          11,916,937          1,794,647         89,766,820        (24,717,775)
                                            ----------------   ----------------   ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS             24,449,436          3,456,492         91,227,145        (16,715,529)

NET ASSETS BEGINNING OF PERIOD                   100,399,930         21,412,993        233,210,449        135,414,801
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS END OF PERIOD                    $    124,849,366   $     24,869,485   $    324,437,594   $    118,699,272
------------------------------------------  ================   ================   ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004             8,904,078          2,626,713         17,735,976          7,955,832

      Units Issued                                 3,582,423          1,187,377          9,953,036            408,484
      Units Redeemed                              (2,568,507)          (967,922)        (3,399,567)        (1,876,801)
                                            ----------------   ----------------   ----------------   ----------------

Units Outstanding at December 31, 2005             9,917,994          2,846,168         24,289,445          6,487,515
                                            ================   ================   ================   ================

                                                                                        JNL/                JNL/
                                              JNL/Putnam          JNL/Putnam         S&P Managed         S&P Managed
                                                Midcap           Value Equity        Aggressive         Conservative
                                            Growth Portfolio      Portfolio       Growth Portfolio       Portfolio
                                            ----------------   ----------------   ----------------   ----------------
OPERATIONS
   Net investment income (loss)             $       (444,594)  $       (863,134)  $     (4,295,485)  $       (657,094)
   Net realized gain (loss) on investments         1,862,507          4,299,340         11,779,153            299,600
   Net change in unrealized appreciation
      (depreciation) on investments                1,346,549          2,181,618         27,283,645          1,744,577
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 2,764,462          5,617,824         34,767,313          1,387,083
                                            ----------------   ----------------   ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                      3,616,594          5,522,876         34,981,221         42,938,470
   Surrenders and terminations                    (2,970,003)       (25,117,480)       (40,414,297)        (3,062,433)
   Transfers between portfolios                     (625,392)       (11,017,462)       (56,487,192)        20,519,632
   Net annuitization transactions                     (3,639)          (125,861)          (213,625)              --
   Policyholder charges (Note 3)                     (72,202)          (285,428)        (1,004,674)           (57,374)
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             (54,642)       (31,023,355)       (63,138,567)        60,338,295
                                            ----------------   ----------------   ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS              2,709,820        (25,405,531)       (28,371,254)        61,725,378

NET ASSETS BEGINNING OF PERIOD                    28,326,151        195,302,756        575,961,421         11,968,161
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS END OF PERIOD                    $     31,035,971   $    169,897,225   $    547,590,167   $     73,693,539
------------------------------------------  ================   ================   ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004             3,758,705         11,118,066         45,906,938          1,161,075

      Units Issued                                 1,515,669            646,280          3,946,634          6,800,323
      Units Redeemed                              (1,530,184)        (2,449,833)        (8,905,370)          (938,314)
                                            ----------------   ----------------   ----------------   ----------------

Units Outstanding at December 31, 2005             3,744,190          9,314,513         40,948,202          7,023,084
                                            ================   ================   ================   ================

                                                                     JNL/
                                                 JNL/             S&P Managed
                                              S&P Managed          Moderate
                                            Growth Portfolio       Portfolio
                                            ----------------   ----------------
OPERATIONS
   Net investment income (loss)             $     (3,696,317)  $     (1,205,191)
   Net realized gain (loss) on investments        50,987,264            454,726
   Net change in unrealized appreciation
      (depreciation) on investments                3,909,411          4,866,252
                                            ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                51,200,358          4,115,787
                                            ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                    106,809,058         93,597,150
   Surrenders and terminations                   (64,841,547)        (3,321,890)
   Transfers between portfolios                  (39,338,373)        28,064,039
   Net annuitization transactions                   (599,198)                --
   Policyholder charges (Note 3)                  (1,488,265)           (60,060)
                                            ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             541,675        118,279,239
                                            ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS             51,742,033        122,395,026

NET ASSETS BEGINNING OF PERIOD                   886,559,753         17,713,775
                                            ----------------   ----------------

NET ASSETS END OF PERIOD                    $    938,301,786   $    140,108,801
------------------------------------------  ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004            69,609,828          1,687,596

      Units Issued                                11,818,306         12,095,636
      Units Redeemed                             (11,554,764)          (825,428)
                                            ----------------   ----------------

Units Outstanding at December 31, 2005            69,873,370         12,957,804
                                            ================   ================

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2005



                                                  JNL/
                                               S&P Managed             JNL/Salomon           JNL/Salomon
                                                Moderate              Brothers High        Brothers Strategic
                                            Growth Portfolio       Yield Bond Portfolio     Bond Portfolio
                                            --------------------   --------------------   --------------------
OPERATIONS
   Net investment income (loss)             $          1,652,398   $         11,523,683   $          6,844,272
   Net realized gain (loss) on investments            14,455,639              2,388,592              3,051,031
   Net change in unrealized appreciation
      (depreciation) on investments                   18,055,433            (14,348,480)            (8,275,985)
                                            --------------------   --------------------   --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    34,163,470               (436,205)             1,619,318
                                            --------------------   --------------------   --------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                        185,303,112             31,896,093             47,311,880
   Surrenders and terminations                       (49,583,310)           (22,880,413)           (14,794,773)
   Transfers between portfolios                       41,146,307            (33,479,430)            25,780,333
   Net annuitization transactions                        (95,952)            (1,023,065)              (105,522)
   Policyholder charges (Note 3)                        (871,226)              (318,498)              (222,574)
                                            --------------------   --------------------   --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             175,898,931            (25,805,313)            57,969,344
                                            --------------------   --------------------   --------------------

NET INCREASE (DECREASE) IN NET ASSETS                210,062,401            (26,241,518)            59,588,662

NET ASSETS BEGINNING OF PERIOD                       548,950,583            235,740,097            127,609,939
                                            --------------------   --------------------   --------------------

NET ASSETS END OF PERIOD                    $        759,012,984   $        209,498,579   $        187,198,601
------------------------------------------  ====================   ====================   ====================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                44,168,981             20,282,607              7,004,478

      Units Issued                                    21,278,116              6,995,076              5,355,834
      Units Redeemed                                  (6,688,788)            (9,470,964)            (2,115,888)
                                            --------------------   --------------------   --------------------

Units Outstanding at December 31, 2005                58,758,309             17,806,719             10,244,424
                                            ====================   ====================   ====================

                                               JNL/Salomon
                                                 Brothers
                                              U.S. Government             JNL/                JNL/Select
                                                & Quality            Select Balanced            Global
                                              Bond Portfolio            Portfolio           Growth Portfolio
                                            --------------------   --------------------   --------------------
OPERATIONS
   Net investment income (loss)             $          3,736,154   $          8,710,615   $         (1,109,289)
   Net realized gain (loss) on investments               827,296             45,931,053             (6,853,987)
   Net change in unrealized appreciation
      (depreciation) on investments                   (3,271,854)           (41,224,961)             7,033,573
                                            --------------------   --------------------   --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     1,291,596             13,416,707               (929,703)
                                            --------------------   --------------------   --------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                         20,974,085             40,725,848              3,477,038
   Surrenders and terminations                       (18,413,159)           (38,641,164)           (18,240,767)
   Transfers between portfolios                       (1,515,998)             9,776,055             (8,808,235)
   Net annuitization transactions                       (111,752)              (174,238)               (95,847)
   Policyholder charges (Note 3)                        (256,220)              (478,420)              (231,914)
                                            --------------------   --------------------   --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 676,956             11,208,081            (23,899,725)
                                            --------------------   --------------------   --------------------

NET INCREASE (DECREASE) IN NET ASSETS                  1,968,552             24,624,788            (24,829,428)

NET ASSETS BEGINNING OF PERIOD                       166,535,805            347,226,552            142,751,587
                                            --------------------   --------------------   --------------------

NET ASSETS END OF PERIOD                    $        168,504,357   $        371,851,340   $        117,922,159
------------------------------------------  ====================   ====================   ====================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                11,036,279             16,217,313              7,516,632

      Units Issued                                     2,733,651              3,166,047                403,306
      Units Redeemed                                  (2,672,053)            (2,748,211)            (1,770,596)
                                            --------------------   --------------------   --------------------

Units Outstanding at December 31, 2005                11,097,877             16,635,149              6,149,342
                                            ====================   ====================   ====================

                                                 JNL/Select              JNL/                   JNL/              JNL/T. Rowe
                                                 Large Cap           Select Money           Select Value       Price Established
                                              Growth Portfolio      Market Portfolio         Portfolio          Growth Portfolio
                                            --------------------  --------------------  --------------------  --------------------
OPERATIONS
   Net investment income (loss)             $         (2,553,518) $          1,284,644  $          1,146,422  $         (4,258,911)
   Net realized gain (loss) on investments            (3,063,453)                3,219             5,804,210            11,677,306
   Net change in unrealized appreciation
      (depreciation) on investments                    9,557,110                (3,219)           (2,590,309)            9,209,519
                                            --------------------  --------------------  --------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     3,940,139             1,284,644             4,360,323            16,627,914
                                            --------------------  --------------------  --------------------  --------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                         10,436,868            74,468,543            13,308,875            25,919,728
   Surrenders and terminations                       (21,564,073)          (27,826,063)           (5,114,143)          (36,437,567)
   Transfers between portfolios                      (31,392,119)          (12,310,887)            8,433,515            16,636,431
   Net annuitization transactions                        (44,068)             (860,372)               (6,313)             (190,892)
   Policyholder charges (Note 3)                        (392,481)             (627,217)             (109,885)             (517,840)
                                            --------------------  --------------------  --------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             (42,955,873)           32,844,004            16,512,049             5,409,860
                                            --------------------  --------------------  --------------------  --------------------

NET INCREASE (DECREASE) IN NET ASSETS                (39,015,734)           34,128,648            20,872,372            22,037,774

NET ASSETS BEGINNING OF PERIOD                       204,976,467            95,568,556            58,415,483           323,718,530
                                            --------------------  --------------------  --------------------  --------------------

NET ASSETS END OF PERIOD                    $        165,960,733  $        129,697,204  $         79,287,855  $        345,756,304
------------------------------------------  ====================  ====================  ====================  ====================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                 9,238,864             8,010,234             3,567,122            14,110,589

      Units Issued                                     1,053,877            17,853,338             2,176,148             3,164,042
      Units Redeemed                                  (3,051,527)          (14,930,994)           (1,188,032)           (3,007,251)
                                            --------------------  --------------------  --------------------  --------------------

Units Outstanding at December 31, 2005                 7,241,214            10,932,578             4,555,238            14,267,380
                                            ====================  ====================  ====================  ====================

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2005


                                              JNL/T. Rowe           JNL/
                                             Price Mid-Cap       T. Rowe Price
                                            Growth Portfolio    Value Portfolio
                                            ----------------   ----------------
OPERATIONS
   Net investment income (loss)             $     (4,234,256)  $      1,034,633
   Net realized gain (loss) on investments        46,522,370         18,024,243
   Net change in unrealized appreciation
      (depreciation) on investments                 (998,396)        (7,901,837)
                                            ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                41,289,718         11,157,039
                                            ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     35,645,638         39,980,710
   Surrenders and terminations                   (39,618,783)       (19,677,827)
   Transfers between portfolios                  (13,185,353)       (16,789,177)
   Net annuitization transactions                   (127,427)          (192,088)
   Policyholder charges (Note 3)                    (536,377)          (340,903)
                                            ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                         (17,822,302)         2,980,715
                                            ----------------   ----------------

NET INCREASE IN NET ASSETS                        23,467,416         14,137,754

NET ASSETS BEGINNING OF PERIOD                   357,292,076        240,613,630
                                            ----------------   ----------------

NET ASSETS END OF PERIOD                    $    380,759,492   $    254,751,384
------------------------------------------  ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004            12,521,371         18,259,184

      Units Issued                                 1,989,645          5,345,898
      Units Redeemed                              (2,832,678)        (5,032,240)
                                            ----------------   ----------------

Units Outstanding at December 31, 2005            11,678,338         18,572,842
                                            ================   ================

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2004


                                                   Fifth                 Fifth Third                Fifth
                                               Third Balanced          Disciplined Value         Third Mid Cap
                                               VIP Portfolio (a)       VIP Portfolio (a)         VIP Portfolio (a)
                                            ----------------------   ----------------------   ----------------------
OPERATIONS
   Net investment loss                      $                 (468)  $              (11,426)  $               (9,370)
   Net realized gain (loss) on investments                    (266)                   9,853                     (360)
   Net change in unrealized appreciation
      (depreciation) on investments                          2,708                  254,450                  153,382
                                            ----------------------   ----------------------   ----------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           1,974                  252,877                  143,652
                                            ----------------------   ----------------------   ----------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                              358,968                3,160,376                1,423,181
   Surrenders and terminations                                (202)                 (30,417)                 (14,327)
   Transfers between portfolios                           (238,180)                 459,057                  138,587
   Net annuitization transactions                               --                       --                       --
   Policyholder charges (Note 3)                                --                     (828)                    (420)
                                            ----------------------   ----------------------   ----------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   120,586                3,588,188                1,547,021
                                            ----------------------   ----------------------   ----------------------

NET INCREASE (DECREASE) IN NET ASSETS                      122,560                3,841,065                1,690,673

NET ASSETS BEGINNING OF PERIOD                                  --                       --                       --
                                            ----------------------   ----------------------   ----------------------

NET ASSETS END OF PERIOD                    $              122,560   $            3,841,065   $            1,690,673
------------------------------------------  ======================   ======================   ======================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                          --                       --                       --

      Units Issued                                          32,078                  275,005                  130,599
      Units Redeemed                                       (21,940)                 (17,556)                 (17,432)
                                            ----------------------   ----------------------   ----------------------

Units Outstanding at December 31, 2004                      10,138                  257,449                  113,167
                                            ======================   ======================   ======================

                                               Fifth Third                  JNL/                     JNL/
                                              Quality Growth           AIM Large Cap              AIM Premier
                                              VIP Portfolio (a)       Growth Portfolio       Equity II Portfolio (b)
                                           ----------------------   ----------------------   -----------------------
OPERATIONS
   Net investment loss                     $              (19,330)  $             (804,406)  $              (39,037)
   Net realized gain (loss) on investments                 (7,036)               1,503,872                  534,716
   Net change in unrealized appreciation
      (depreciation) on investments                       225,504                3,627,453                 (752,140)
                                           ----------------------   ----------------------   ----------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        199,138                4,326,919                 (256,461)
                                           ----------------------   ----------------------   ----------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           2,974,640               14,748,244                1,256,935
   Surrenders and terminations                            (28,180)              (3,748,969)                (231,299)
   Transfers between portfolios                           170,935               14,249,916              (10,362,117)
   Net annuitization transactions                              --                  (33,486)                      --
   Policyholder charges (Note 3)                             (739)                (123,294)                  (6,891)
                                           ----------------------   ----------------------   ----------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                3,116,656               25,092,411               (9,343,372)
                                           ----------------------   ----------------------   ----------------------

NET INCREASE (DECREASE) IN NET ASSETS                   3,315,794               29,419,330               (9,599,833)

NET ASSETS BEGINNING OF PERIOD                                 --               33,753,907                9,599,833
                                           ----------------------   ----------------------   ----------------------

NET ASSETS END OF PERIOD                   $            3,315,794   $           63,173,237   $                   --
------------------------------------------ ======================   ======================   ======================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                          --                3,285,651                1,021,872

      Units Issued                                         541,718                4,500,308                  247,097
      Units Redeemed                                       (76,068)              (2,096,907)              (1,268,969)
                                            ----------------------   ----------------------   ----------------------

Units Outstanding at December 31, 2004                     465,650                5,689,052                       --
                                            ======================   ======================   ======================

                                                     JNL/                                             JNL/
                                                 AIM Small Cap             JNL/Alger             Alliance Capital
                                               Growth Portfolio          Growth Portfolio        Growth Portfolio
                                             ----------------------   ----------------------   ----------------------
OPERATIONS
   Net investment loss                       $             (628,815)  $           (2,503,335)  $             (451,697)
   Net realized gain (loss) on investments                1,973,251               (4,965,087)                 818,304
   Net change in unrealized appreciation
      (depreciation) on investments                         (78,958)              12,270,314                  945,171
                                             ----------------------   ----------------------   ----------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        1,265,478                4,801,892                1,311,778
                                             ----------------------   ----------------------   ----------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                             9,862,154               11,086,879                4,384,248
   Surrenders and terminations                           (2,915,016)             (21,048,393)              (2,399,954)
   Transfers between portfolios                          (9,363,307)             (19,899,000)             (15,499,449)
   Net annuitization transactions                           (45,525)                 (34,595)                      --
   Policyholder charges (Note 3)                            (85,185)                (396,683)                 (61,928)
                                             ----------------------   ----------------------   ----------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 (2,546,879)             (30,291,792)             (13,577,083)
                                             ----------------------   ----------------------   ----------------------

NET INCREASE (DECREASE) IN NET ASSETS                    (1,281,401)             (25,489,900)             (12,265,305)

NET ASSETS BEGINNING OF PERIOD                           40,304,951              191,213,449               43,020,860
                                             ----------------------   ----------------------   ----------------------

NET ASSETS END OF PERIOD                     $           39,023,550   $          165,723,549   $           30,755,555
------------------------------------------   ======================   ======================   ======================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                    3,572,035               11,287,425                6,242,321

      Units Issued                                        2,234,268                2,070,095                2,304,942
      Units Redeemed                                     (2,512,986)              (3,889,720)              (4,410,897)
                                             ----------------------   ----------------------   ----------------------

Units Outstanding at December 31, 2004                    3,293,317                9,467,800                4,136,366
                                             ======================   ======================   ======================

                                                JNL/Eagle Core
                                              Equity Portfolio
                                           ----------------------
OPERATIONS
   Net investment loss                     $             (601,806)
   Net realized gain (loss) on investments                482,335
   Net change in unrealized appreciation
      (depreciation) on investments                     3,858,147
                                           ----------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      3,738,676
                                           ----------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                          12,933,547
   Surrenders and terminations                         (7,969,662)
   Transfers between portfolios                        (3,744,480)
   Net annuitization transactions                        (101,887)
   Policyholder charges (Note 3)                         (142,465)
                                           ----------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  975,053
                                           ----------------------

NET INCREASE (DECREASE) IN NET ASSETS                   4,713,729

NET ASSETS BEGINNING OF PERIOD                         80,207,590
                                           ----------------------

NET ASSETS END OF PERIOD                   $           84,921,319
------------------------------------------ ======================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                  4,960,387

      Units Issued                                      1,618,245
      Units Redeemed                                   (1,555,463)
                                           ----------------------

Units Outstanding at December 31, 2004                  5,023,169
                                           ======================

(a) Commencement of operations May 3, 2004.
(b) Period from January 1, 2004 through April 30, 2004.

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2004


                                               JNL/Eagle           JNL/FMR            JNL/FMR          JNL/JPMorgan
                                               SmallCap           Balanced            Capital         International
                                            Equity Portfolio      Portfolio       Growth Portfolio   Equity Portfolio
                                            ----------------   ----------------   ----------------   ----------------
OPERATIONS
   Net investment loss                      $     (1,251,742)  $       (139,448)  $     (1,875,663)  $       (147,043)
   Net realized gain (loss) on investments         4,614,824            849,225         (4,387,212)         1,353,033
   Net change in unrealized appreciation
      on investments                               9,635,770          6,361,227         25,916,829          8,625,912
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                12,998,852          7,071,004         19,653,954          9,831,902
                                            ----------------   ----------------   ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     10,286,799         15,050,055          4,737,505          7,049,241
   Surrenders and terminations                    (9,272,737)        (7,540,451)       (16,261,710)        (8,770,534)
   Transfers between portfolios                   (2,373,956)        (2,186,754)       (13,091,843)       (11,310,798)
   Net annuitization transactions                     (4,255)           (64,648)           (49,306)                --
   Policyholder charges (Note 3)                    (176,826)          (193,037)          (370,020)          (123,873)
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          (1,540,975)         5,065,165        (25,035,374)       (13,155,964)
                                            ----------------   ----------------   ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS             11,457,877         12,136,169         (5,381,420)        (3,324,062)

NET ASSETS BEGINNING OF PERIOD                    81,155,436         85,631,682        141,533,248         81,746,017
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS END OF PERIOD                    $     92,613,313   $     97,767,851   $    136,151,828   $     78,421,955
------------------------------------------  ================   ================   ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003             5,009,933          9,046,044          9,962,102          7,056,431

      Units Issued                                 1,784,217          2,781,132            929,421          1,944,091
      Units Redeemed                              (1,914,214)        (2,217,113)        (2,715,303)        (3,080,536)
                                            ----------------   ----------------   ----------------   ----------------

Units Outstanding at December 31, 2004             4,879,936          9,610,063          8,176,220          5,919,986
                                            ================   ================   ================   ================

                                              JNL/JPMorgan       JNL/Lazard          JNL/Lazard
                                             International         Mid Cap            Small Cap           JNL/MCM
                                            Value Portfolio    Value Portfolio     Value Portfolio      25 Portfolio
                                            ----------------   ----------------   ----------------   ----------------
OPERATIONS
   Net investment loss                      $        (66,255)  $     (1,314,226)  $     (1,408,293)  $     (4,313,460)
   Net realized gain (loss) on investments         1,431,607         18,356,469         13,540,680          8,632,859
   Net change in unrealized appreciation
      on investments                               8,793,681          3,563,021            396,329         52,149,201
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                10,159,033         20,605,264         12,528,716         56,468,600
                                            ----------------   ----------------   ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     15,844,563         25,343,722         23,557,190        151,638,118
   Surrenders and terminations                    (2,661,629)        (7,187,723)        (6,215,425)       (11,738,107)
   Transfers between portfolios                   25,019,455         28,800,998          5,565,231         50,922,053
   Net annuitization transactions                     (5,338)            (9,448)              (981)           (62,834)
   Policyholder charges (Note 3)                     (50,719)          (172,692)          (143,538)          (334,132)
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          38,146,332         46,774,857         22,762,477        190,425,098
                                            ----------------   ----------------   ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS             48,305,365         67,380,121         35,291,193        246,893,698

NET ASSETS BEGINNING OF PERIOD                    24,675,096         66,276,751         77,707,999        164,718,246
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS END OF PERIOD                    $     72,980,461   $    133,656,872   $    112,999,192   $    411,611,944
------------------------------------------  ================   ================   ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003             2,412,507          5,060,728          6,102,304         16,592,867

      Units Issued                                 5,542,057          5,782,989          4,431,910         22,814,763
      Units Redeemed                              (1,679,025)        (2,571,643)        (2,696,714)        (4,695,071)
                                            ----------------   ----------------   ----------------   ----------------

Units Outstanding at December 31, 2004             6,275,539          8,272,074          7,837,500         34,712,559
                                            ================   ================   ================   ================

                                                JNL/MCM           JNL/MCM
                                               Bond Index      Communications
                                               Portfolio      Sector Portfolio
                                           ----------------   ----------------
OPERATIONS
   Net investment loss                     $     (1,000,175)  $       (177,026)
   Net realized gain (loss) on investments           76,762         (2,027,478)
   Net change in unrealized appreciation
      on investments                              2,737,427          3,948,504
                                           ----------------   ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                1,814,014          1,744,000
                                           ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                    51,110,129          2,039,768
   Surrenders and terminations                   (4,275,776)          (727,195)
   Transfers between portfolios                  16,745,354          5,377,661
   Net annuitization transactions                        --             (1,752)
   Policyholder charges (Note 3)                    (81,334)           (28,396)
                                           ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                         63,498,373          6,660,086
                                           ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS            65,312,387          8,404,086

NET ASSETS BEGINNING OF PERIOD                   45,891,281          8,250,261
                                           ----------------   ----------------

NET ASSETS END OF PERIOD                   $    111,203,668   $     16,654,347
------------------------------------------ ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003            4,248,042          2,069,677

      Units Issued                                7,635,383          2,961,778
      Units Redeemed                             (1,757,755)        (1,365,930)
                                           ----------------   ----------------

Units Outstanding at December 31, 2004           10,125,670          3,665,525
                                           ================   ================

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2004


                                                                  JNL/MCM
                                               JNL/MCM            Enhanced            JNL/MCM            JNL/MCM
                                            Consumer Brands     S&P 500 Stock        Financial           Global
                                            Sector Portfolio   Index Portfolio    Sector Portfolio     15 Portfolio
                                            ----------------   ----------------   ----------------   ----------------
OPERATIONS
   Net investment income (loss)             $       (185,778)  $       (539,691)  $       (319,107)  $     (4,012,820)
   Net realized gain (loss) on investments           416,763          1,936,015            777,304          7,031,545
   Net change in unrealized appreciation
     on investments                                  834,229          3,204,559          2,234,235         63,094,617
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 1,065,214          4,600,883          2,692,432         66,113,342
                                            ----------------   ----------------   ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                      2,549,307         14,987,490          5,812,101        151,426,073
   Surrenders and terminations                    (1,159,925)        (2,763,534)        (1,667,111)       (11,135,481)
   Transfers between portfolios                    1,580,047          5,870,647          3,805,809         48,163,975
   Net annuitization transactions                       --                 --               (1,723)           (59,960)
   Policyholder charges (Note 3)                     (45,371)           (56,187)           (65,313)          (313,138)
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           2,924,058         18,038,416          7,883,763        188,081,469
                                            ----------------   ----------------   ----------------   ----------------

NET INCREASE IN NET ASSETS                         3,989,272         22,639,299         10,576,195        254,194,811

NET ASSETS BEGINNING OF PERIOD                    10,758,495         35,785,912         17,929,074        141,340,646
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS END OF PERIOD                    $     14,747,767   $     58,425,211   $     28,505,269   $    395,535,457
------------------------------------------  ================   ================   ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003             1,066,598          4,315,727          1,654,068         15,206,173

      Units Issued                                   812,490          4,738,130          1,287,618         23,090,776
      Units Redeemed                                (522,944)        (2,400,506)          (572,747)        (4,411,188)
                                            ----------------   ----------------   ----------------   ----------------

Units Outstanding at December 31, 2004             1,356,144          6,653,351          2,368,939         33,885,761
                                            ================   ================   ================   ================

                                               JNL/MCM             JNL/MCM            JNL/MCM           JNL/MCM
                                              Healthcare         International         JNL 5            Nasdaq(R)
                                            Sector Portfolio   Index Portfolio      Portfolio (a)    15 Portfolio (a)
                                            ----------------   ----------------   ----------------   ----------------
OPERATIONS
   Net investment income (loss)             $       (497,430)  $     (1,539,139)  $         51,884   $        (25,515)
   Net realized gain (loss) on investments          (189,478)         2,924,060             97,174            176,363
   Net change in unrealized appreciation
     on investments                                1,142,004         19,585,426          3,073,820            437,244
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   455,096         20,970,347          3,222,878            588,092
                                            ----------------   ----------------   ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     11,887,147         65,106,660         48,891,876          2,539,755
   Surrenders and terminations                    (2,253,416)        (5,266,133)          (233,573)           (39,195)
   Transfers between portfolios                    6,289,759         22,588,665         29,503,792          5,995,900
   Net annuitization transactions                     (1,693)            (8,033)                --                 --
   Policyholder charges (Note 3)                     (91,722)          (127,515)            (2,331)              (173)
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          15,830,075         82,293,644         78,159,764          8,496,287
                                            ----------------   ----------------   ----------------   ----------------

NET INCREASE IN NET ASSETS                        16,285,171        103,263,991         81,382,642          9,084,379

NET ASSETS BEGINNING OF PERIOD                    23,580,010         59,006,181                 --                 --
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS END OF PERIOD                    $     39,865,181   $    162,270,172   $     81,382,642   $      9,084,379
------------------------------------------  ================   ================   ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003             2,248,338          5,039,327                 --                 --

      Units Issued                                 2,668,670          8,724,285          7,754,282          1,159,074
      Units Redeemed                              (1,174,731)        (1,896,779)          (293,919)          (320,727)
                                            ----------------   ----------------   ----------------   ----------------

Units Outstanding at December 31, 2004             3,742,277         11,866,833          7,460,363            838,347
                                            ================   ================   ================   ================

                                               JNL/MCM             JNL/MCM
                                               Oil & Gas        S&P 400 MidCap
                                            Sector Portfolio    Index Portfolio
                                            ----------------   ----------------
OPERATIONS
   Net investment income (loss)             $       (458,517)  $     (2,049,178)
   Net realized gain (loss) on investments         2,481,388          3,560,028
   Net change in unrealized appreciation
     on investments                                5,796,680         18,213,470
                                            ----------------   ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 7,819,551         19,724,320
                                            ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     15,389,628         77,736,889
   Surrenders and terminations                    (1,913,450)        (6,322,036)
   Transfers between portfolios                   21,773,040         17,887,080
   Net annuitization transactions                       --               16,241
   Policyholder charges (Note 3)                     (66,395)          (143,781)
                                            ----------------   ----------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          35,182,823         89,174,393
                                            ----------------   ----------------

NET INCREASE IN NET ASSETS                        43,002,374        108,898,713

NET ASSETS BEGINNING OF PERIOD                     9,126,906         76,143,713
                                            ----------------   ----------------

NET ASSETS END OF PERIOD                    $     52,129,280   $    185,042,426
------------------------------------------  ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003               693,041          6,672,606

      Units Issued                                 3,543,069         10,502,421
      Units Redeemed                              (1,201,495)        (2,843,606)
                                            ----------------   ----------------

Units Outstanding at December 31, 2004             3,034,615         14,331,421
                                            ================   ================

(a) Commencement of operations October 1, 2004.

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2004


                                                JNL/MCM            JNL/MCM            JNL/MCM           JNL/MCM
                                                S&P 500        Select Small Cap      Small Cap         Technology
                                             Index Portfolio      Portfolio        Index Portfolio   Sector Portfolio
                                            ----------------   ----------------   ----------------   ----------------
OPERATIONS
   Net investment loss                      $        (48,262)  $     (3,816,494)  $     (1,790,334)  $       (352,914)
   Net realized gain (loss) on investments         5,460,065          5,680,344          4,024,641         (2,298,330)
   Net change in unrealized appreciation
      (depreciation) on investments               14,219,798         36,997,497         16,898,702          2,967,226
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                19,631,601         38,861,347         19,133,009            315,982
                                            ----------------   ----------------   ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                    116,830,659        137,776,673         68,784,436          6,718,059
   Surrenders and terminations                   (11,737,250)       (11,176,877)        (6,300,998)        (1,504,298)
   Transfers between portfolios                   32,101,738         20,909,767         10,980,589          3,662,153
   Net annuitization transactions                    (23,318)           (56,113)            (7,878)            (1,656)
   Policyholder charges (Note 3)                    (313,959)          (332,188)          (140,412)           (73,811)
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                         136,857,870        147,121,262         73,315,737          8,800,447
                                            ----------------   ----------------   ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS            156,489,471        185,982,609         92,448,746          9,116,429

NET ASSETS BEGINNING OF PERIOD                   129,748,574        170,193,914         70,040,830         20,428,089
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS END OF PERIOD                    $    286,238,045   $    356,176,523   $    162,489,576   $     29,544,518
------------------------------------------  ================   ================   ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003            13,081,031         10,329,386          6,007,742          3,510,155

      Units Issued                                19,068,167         12,366,087          8,939,735          3,001,050
      Units Redeemed                              (5,200,330)        (3,146,653)        (2,742,769)        (1,362,601)
                                            ----------------   ----------------   ----------------   ----------------

Units Outstanding at December 31, 2004            26,948,868         19,548,820         12,204,708          5,148,604
                                            ================   ================   ================   ================

                                                JNL/MCM             JNL/MCM            JNL/MCM           JNL/MCM
                                               The Dow (SM)         Dow (SM)           S&P(R)         Value Line(R)
                                             5 Portfolio (b)     10 Portfolio       10 Portfolio     25 Portfolio (a)
                                            ----------------   ----------------   ----------------   ----------------
OPERATIONS
   Net investment loss                      $        (36,658)  $     (5,035,139)  $     (3,906,953)  $        (62,611)
   Net realized gain (loss) on investments           220,059          5,444,251          3,371,068            293,429
   Net change in unrealized appreciation
      (depreciation) on investments                 (440,036)        11,248,740         47,391,044          2,241,404
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  (256,635)        11,657,852         46,855,159          2,472,222
                                            ----------------   ----------------   ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                         20,089        167,903,451        147,372,101         13,666,623
   Surrenders and terminations                      (271,265)       (16,931,115)       (10,559,759)           (92,590)
   Transfers between portfolios                   (7,286,275)        38,454,855         23,175,320         16,998,430
   Net annuitization transactions                         --            (56,916)           (59,275)                --
   Policyholder charges (Note 3)                      (9,702)          (450,014)          (294,506)              (350)
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          (7,547,153)       188,920,261        159,633,881         30,572,113
                                            ----------------   ----------------   ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS             (7,803,788)       200,578,113        206,489,040         33,044,335

NET ASSETS BEGINNING OF PERIOD                     7,803,788        229,174,604        155,153,070                 --
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS END OF PERIOD                    $             --   $    429,752,717   $    361,642,110   $     33,044,335
------------------------------------------  ================   ================   ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003             1,038,212         24,280,755         18,151,575                 --

      Units Issued                                    38,823         28,120,550         23,388,572          3,268,363
      Units Redeemed                              (1,077,035)        (7,264,227)        (4,887,865)          (378,185)
                                            ----------------   ----------------   ----------------   ----------------

Units Outstanding at December 31, 2004                    --         45,137,078         36,652,282          2,890,178
                                            ================   ================   ================   ================

                                                JNL/MCM         JNL/Oppenheimer
                                                  VIP            Global Growth
                                              Portfolio (a)        Portfolio
                                            ----------------   ----------------
OPERATIONS
   Net investment loss                      $         (5,163)  $     (1,052,610)
   Net realized gain (loss) on investments            43,470          2,906,021
   Net change in unrealized appreciation
      (depreciation) on investments                  864,810         10,830,368
                                            ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   903,117         12,683,779
                                            ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     10,844,300         21,582,171
   Surrenders and terminations                       (68,064)        (5,220,027)
   Transfers between portfolios                    9,837,034         14,918,406
   Net annuitization transactions                         --            (10,751)
   Policyholder charges (Note 3)                        (276)          (108,005)
                                            ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          20,612,994         31,161,794
                                            ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS             21,516,111         43,845,573

NET ASSETS BEGINNING OF PERIOD                            --         56,554,357
                                            ----------------   ----------------

NET ASSETS END OF PERIOD                    $     21,516,111   $    100,399,930
------------------------------------------  ================   ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                    --          5,815,448

      Units Issued                                 2,068,878          5,491,707
      Units Redeemed                                (126,337)        (2,403,077)
                                            ----------------   ----------------

Units Outstanding at December 31, 2004             1,942,541          8,904,078
                                            ================   ================

(a) Commencement of operations October 1, 2004.
(b) Period from January 1, 2004 through April 30, 2004.

                                          See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2004


                                                                                           JNL/
                                                                    JNL/PIMCO           PPM America
                                             JNL/Oppenheimer       Total Return         High Yield            JNL/Putnam
                                             Growth Portfolio     Bond Portfolio      Bond Portfolio (a)    Equity Portfolio
                                            ------------------   ------------------   ------------------   ------------------
OPERATIONS
   Net investment income (loss)             $         (298,253)  $          512,062   $        8,888,002   $       (1,158,417)
   Net realized gain (loss) on investments             226,622            3,879,968             (362,945)          (6,779,438)
   Net change in unrealized appreciation
      (depreciation) on investments                    559,501            1,358,598           (2,260,913)          22,388,177
                                            ------------------   ------------------   ------------------   ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     487,870            5,750,628            6,264,144           14,450,322
                                            ------------------   ------------------   ------------------   ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                        5,146,612           60,860,499           37,911,022            2,880,532
   Surrenders and terminations                      (1,184,740)         (17,844,358)         (15,603,847)         (17,781,641)
   Transfers between portfolios                        628,600           (1,455,007)        (217,011,995)         (13,595,467)
   Net annuitization transactions                           --              (59,473)            (132,441)             (67,560)
   Policyholder charges (Note 3)                       (36,799)            (476,152)            (264,794)            (327,916)
                                            ------------------   ------------------   ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             4,553,673           41,025,509         (195,102,055)         (28,892,052)
                                            ------------------   ------------------   ------------------   ------------------

NET INCREASE (DECREASE) IN NET ASSETS                5,041,543           46,776,137         (188,837,911)         (14,441,730)

NET ASSETS BEGINNING OF PERIOD                      16,371,450          186,434,312          188,837,911          149,856,531
                                            ------------------   ------------------   ------------------   ------------------

NET ASSETS END OF PERIOD                    $       21,412,993   $      233,210,449   $               --   $      135,414,801
------------------------------------------  ==================   ==================   ==================   ==================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003               2,054,048           14,870,607           12,583,351            9,828,611

      Units Issued                                   1,668,923            9,183,643            7,765,277              664,471
      Units Redeemed                                (1,096,258)          (6,318,274)         (20,348,628)          (2,537,250)
                                            ------------------   ------------------   ------------------   ------------------

Units Outstanding at December 31, 2004               2,626,713           17,735,976                   --            7,955,832
                                            ==================   ==================   ==================   ==================

                                               JNL/Putnam            JNL/Putnam           JNL/S&P              JNL/S&P
                                                 Midcap             Value Equity        Core Index 50        Core Index 75
                                             Growth Portfolio        Portfolio          Portfolio (a)        Portfolio (a)
                                            ------------------   ------------------   ------------------   ------------------
OPERATIONS
   Net investment income (loss)             $         (370,478)  $         (167,923)  $          (90,248)  $         (130,671)
   Net realized gain (loss) on investments             505,926            1,840,064            1,166,556            1,655,401
   Net change in unrealized appreciation
      (depreciation) on investments                  3,907,546           13,410,399             (915,335)          (1,224,822)
                                            ------------------   ------------------   ------------------   ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   4,042,994           15,082,540              160,973              299,908
                                            ------------------   ------------------   ------------------   ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                        4,068,545            7,367,939            3,405,034            7,138,034
   Surrenders and terminations                      (2,122,089)         (24,612,052)            (340,075)            (323,487)
   Transfers between portfolios                        176,612           (9,650,619)         (10,470,127)         (17,054,753)
   Net annuitization transactions                           --             (266,602)                  --                   --
   Policyholder charges (Note 3)                       (56,048)            (382,374)              (5,242)             (11,922)
                                            ------------------   ------------------   ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             2,067,020          (27,543,708)          (7,410,410)         (10,252,128)
                                            ------------------   ------------------   ------------------   ------------------

NET INCREASE (DECREASE) IN NET ASSETS                6,110,014          (12,461,168)          (7,249,437)          (9,952,220)

NET ASSETS BEGINNING OF PERIOD                      22,216,137          207,763,924            7,249,437            9,952,220
                                            ------------------   ------------------   ------------------   ------------------

NET ASSETS END OF PERIOD                    $       28,326,151   $      195,302,756   $               --   $               --
------------------------------------------  ==================   ==================   ==================   ==================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003               3,431,461           12,883,649              705,908              977,618

      Units Issued                                   1,705,607            1,535,596              527,182            1,089,616
      Units Redeemed                                (1,378,363)          (3,301,179)          (1,233,090)          (2,067,234)
                                            ------------------   ------------------   ------------------   ------------------

Units Outstanding at December 31, 2004               3,758,705           11,118,066                   --                   --
                                            ==================   ==================   ==================   ==================

                                                JNL/S&P            JNL/S&P Equity
                                              Core Index 100      Aggressive Growth
                                              Portfolio (a)        Portfolio I (a)
                                            ------------------   ------------------
OPERATIONS
   Net investment income (loss)             $         (267,251)  $         (583,889)
   Net realized gain (loss) on investments           5,126,202           (2,576,334)
   Net change in unrealized appreciation
      (depreciation) on investments                 (4,158,556)           4,284,700
                                            ------------------   ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     700,395            1,124,477
                                            ------------------   ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                        9,094,707           14,599,940
   Surrenders and terminations                      (1,395,580)          (3,024,142)
   Transfers between portfolios                    (44,253,705)         (61,944,397)
   Net annuitization transactions                           --                   --
   Policyholder charges (Note 3)                       (39,839)             (92,875)
                                            ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           (36,594,417)         (50,461,474)
                                            ------------------   ------------------

NET INCREASE (DECREASE) IN NET ASSETS              (35,894,022)         (49,336,997)

NET ASSETS BEGINNING OF PERIOD                      35,894,022           49,336,997
                                            ------------------   ------------------

NET ASSETS END OF PERIOD                    $               --   $               --
------------------------------------------  ==================   ==================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003               3,463,332            4,711,772

      Units Issued                                   1,260,977            1,830,227
      Units Redeemed                                (4,724,309)          (6,541,999)
                                            ------------------   ------------------

Units Outstanding at December 31, 2004                      --                   --
                                            ==================   ==================

(a) Period from January 1, 2004 through October 1, 2004.

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2004



                                                                    JNL/               JNL/
                                                JNL/S&P          S&P Managed        S&P Managed          JNL/
                                              Equity Growth      Aggressive        Conservative       S&P Managed
                                             Portfolio I (c)   Growth Portfolio    Portfolio (a)     Growth Portfolio
                                            ----------------   ----------------   ----------------   ----------------
OPERATIONS
   Net investment income (loss)             $     (1,762,248)  $     (3,484,801)  $        (23,481)  $     (6,708,370)
   Net realized gain (loss) on investments       (10,016,215)         1,317,308             20,210          8,684,008
   Net change in unrealized appreciation
      (depreciation) on investments               14,728,217         51,913,824            182,476         73,149,187
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 2,949,754         49,746,331            179,205         75,124,825
                                            ----------------   ----------------   ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     36,762,102         54,360,533          9,367,089        194,307,169
   Surrenders and terminations                    (8,153,557)       (17,555,024)          (386,849)       (46,065,381)
   Transfers between portfolios                 (183,063,228)       335,753,789          2,820,064         87,524,879
   Net annuitization transactions                     (1,349)           (40,355)              --             (376,136)
   Policyholder charges (Note 3)                    (207,668)          (529,724)           (11,348)        (1,192,259)
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                        (154,663,700)       371,989,219         11,788,956        234,198,272
                                            ----------------   ----------------   ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS           (151,713,946)       421,735,550         11,968,161        309,323,097

NET ASSETS BEGINNING OF PERIOD                   151,713,946        154,225,871                 --        577,236,656
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS END OF PERIOD                    $             --   $    575,961,421   $     11,968,161   $    886,559,753
------------------------------------------  ================   ================   ================   ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003            14,816,815          6,487,515                 --          3,744,190

      Units Issued                                 5,149,541         36,743,454          1,315,609         29,782,299
      Units Redeemed                             (19,966,356)        (4,410,857)          (154,534)        (9,653,622)
                                            ----------------   ----------------   ----------------   ----------------

Units Outstanding at December 31, 2004                    --         38,820,112          1,161,075         23,872,867
                                            ================   ================   ================   ================

                                                 JNL/               JNL/               JNL/S&P         JNL/Salomon
                                              S&P Managed        S&P Managed       Very Aggressive    Brothers High
                                               Moderate           Moderate             Growth           Yield Bond
                                             Portfolio (a)     Growth Portfolio    Portfolio I (c)     Portfolio (b)
                                            ----------------   ----------------   ----------------   ----------------
OPERATIONS
   Net investment income (loss)             $        (31,694)  $     (2,020,021)  $       (707,439)  $      3,934,783
   Net realized gain (loss) on investments            26,989         11,988,045         (6,916,348)           352,398
   Net change in unrealized appreciation
      (depreciation) on investments                  408,138         28,866,615          8,946,346          1,801,461
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   403,433         38,834,639          1,322,559          6,088,642
                                            ----------------   ----------------   ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     14,382,952        135,797,894         13,083,838          9,571,182
   Surrenders and terminations                      (257,592)       (34,812,336)        (2,889,472)        (4,913,933)
   Transfers between portfolios                    3,191,420         27,320,167        (69,771,845)       225,053,546
   Net annuitization transactions                         --           (134,798)                --                 --
   Policyholder charges (Note 3)                      (6,438)          (631,740)           (98,157)           (59,340)
                                            ----------------   ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          17,310,342        127,539,187        (59,675,636)       229,651,455
                                            ----------------   ----------------   ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS             17,713,775        166,373,826        (58,353,077)       235,740,097

NET ASSETS BEGINNING OF PERIOD                            --        382,576,757         58,353,077                 --
                                            ----------------   ----------------   ----------------   ----------------

NET ASSETS END OF PERIOD                    $     17,713,775   $    548,950,583   $             --   $    235,740,097
------------------------------------------  ================   ================   ================   ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                    --          9,314,513          5,317,096                 --

      Units Issued                                 1,844,403         18,106,621          1,633,192         22,168,284
      Units Redeemed                                (156,807)        (6,979,494)        (6,950,288)        (1,885,679)
                                            ----------------   ----------------   ----------------   ----------------

Units Outstanding at December 31, 2004             1,687,596         20,441,640                 --         20,282,605
                                            ================   ================   ================   ================

                                                                  JNL/Salomon
                                                                    Brothers
                                              JNL/Salomon        U.S. Government
                                            Brothers Strategic     & Quality
                                              Bond Portfolio     Bond Portfolio
                                            ----------------   ----------------
OPERATIONS
   Net investment income (loss)             $      3,766,140   $      4,875,739
   Net realized gain (loss) on investments         4,128,014          1,381,669
   Net change in unrealized appreciation
      (depreciation) on investments               (1,701,315)        (2,322,054)
                                            ----------------   ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 6,192,839          3,935,354
                                            ----------------   ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     27,088,685         16,842,569
   Surrenders and terminations                   (11,713,618)       (22,222,583)
   Transfers between portfolios                    4,578,690        (21,058,891)
   Net annuitization transactions                    (28,072)           (95,899)
   Policyholder charges (Note 3)                    (184,500)          (431,428)
                                            ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          19,741,185        (26,966,232)
                                            ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS             25,934,024        (23,030,878)

NET ASSETS BEGINNING OF PERIOD                   101,675,915        189,566,683
                                            ----------------   ----------------

NET ASSETS END OF PERIOD                    $    127,609,939   $    166,535,805
------------------------------------------  ================   ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003             5,867,202         12,875,452

      Units Issued                                 3,328,005          2,865,437
      Units Redeemed                              (2,190,729)        (4,704,610)
                                            ----------------   ----------------

Units Outstanding at December 31, 2004             7,004,478         11,036,279
                                            ================   ================

(a) Inception date October 1, 2004.
(b) Commencement of operations October 1, 2004.
(c) Period from January 1, 2004 through October 1, 2004.
                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2004


                                                  JNL/             JNL/Select         JNL/Select             JNL/
                                             Select Balanced         Global           Large Cap           Select Money
                                                Portfolio       Growth Portfolio    Growth Portfolio    Market Portfolio
                                            -----------------   -----------------   -----------------   -----------------
OPERATIONS
   Net investment loss                      $      (4,136,938)  $      (2,065,616)  $      (2,826,257)  $        (845,504)
   Net realized gain (loss) on investments         10,915,089         (10,443,106)         (7,987,960)             26,531
   Net change in unrealized appreciation
      (depreciation) on investments                21,483,798          25,646,243          29,348,923             (25,972)
                                            -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 28,261,949          13,137,521          18,534,706            (844,945)
                                            -----------------   -----------------   -----------------   -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                      46,871,023           2,482,701           9,176,564          72,599,502
   Surrenders and terminations                    (30,656,435)        (20,184,834)        (22,486,043)        (25,027,278)
   Transfers between portfolios                    30,907,640         (15,022,123)         (1,032,667)        (49,372,663)
   Net annuitization transactions                    (120,034)            (12,998)            (78,796)           (174,655)
   Policyholder charges (Note 3)                     (464,091)           (313,267)           (520,590)           (536,321)
                                            -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           46,538,103         (33,050,521)        (14,941,532)         (2,511,415)
                                            -----------------   -----------------   -----------------   -----------------

NET INCREASE (DECREASE) IN NET ASSETS              74,800,052         (19,913,000)          3,593,174          (3,356,360)

NET ASSETS BEGINNING OF PERIOD                    272,426,500         162,664,587         201,383,293          98,924,916
                                            -----------------   -----------------   -----------------   -----------------

NET ASSETS END OF PERIOD                    $     347,226,552   $     142,751,587   $     204,976,467   $      95,568,556
------------------------------------------  =================   =================   =================   =================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003             14,060,770           9,420,842          10,129,826           8,212,521

      Units Issued                                  5,109,535             319,875           2,287,296          19,129,213
      Units Redeemed                               (2,952,992)         (2,224,085)         (3,178,258)        (19,331,500)
                                            -----------------   -----------------   -----------------   -----------------

Units Outstanding at December 31, 2004             16,217,313           7,516,632           9,238,864           8,010,234
                                            =================   =================   =================   =================

                                                   JNL/             JNL/T. Rowe         JNL/T. Rowe            JNL/
                                                Select Value     Price Established     Price Mid-Cap       T. Rowe Price
                                                 Portfolio        Growth Portfolio   Growth Portfolio     Value Portfolio
                                             -----------------   -----------------   -----------------   -----------------
OPERATIONS
   Net investment loss                       $        (449,656)  $      (3,221,763)  $      (4,649,846)  $      (1,535,059)
   Net realized gain (loss) on investments           1,513,598           6,889,353          36,606,066           5,743,475
   Net change in unrealized appreciation
      (depreciation) on investments                  4,559,540          20,730,466          16,919,125          22,707,972
                                             -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   5,623,482          24,398,056          48,875,345          26,916,388
                                             -----------------   -----------------   -----------------   -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                       15,578,292          32,524,902          36,795,596          43,798,312
   Surrenders and terminations                      (2,716,830)        (33,249,910)        (34,866,590)        (14,574,457)
   Transfers between portfolios                     16,910,514           5,416,589           9,899,516          26,734,741
   Net annuitization transactions                       (7,375)           (173,578)            (86,235)            (48,320)
   Policyholder charges (Note 3)                       (45,572)           (587,807)           (568,889)           (312,993)
                                             -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                            29,719,029           3,930,196          11,173,398          55,597,283
                                             -----------------   -----------------   -----------------   -----------------

NET INCREASE (DECREASE) IN NET ASSETS               35,342,511          28,328,252          60,048,743          82,513,671

NET ASSETS BEGINNING OF PERIOD                      23,072,972         295,390,278         297,243,333         158,099,959
                                             -----------------   -----------------   -----------------   -----------------

NET ASSETS END OF PERIOD                     $      58,415,483   $     323,718,530   $     357,292,076   $     240,613,630
------------------------------------------   =================   =================   =================   =================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003               1,590,258          14,144,722          12,385,488          13,553,679

      Units Issued                                   3,002,171           3,083,890           3,700,850           8,736,686
      Units Redeemed                                (1,025,307)         (3,118,023)         (3,564,967)         (4,031,181)
                                             -----------------   -----------------   -----------------   -----------------

Units Outstanding at December 31, 2004               3,567,122          14,110,589          12,521,371          18,259,184
                                             =================   =================   =================   =================

                                               See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION

Jackson National Life Insurance Company ("Jackson National") established Jackson
National Separate Account I (the "Separate Account") on June 14, 1993. The
Separate Account commenced operations on October 16, 1995, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained sixty-two (62) Portfolios during 2005, but currently contains sixty-one (61) Portfolios as of December 31, 2005, each of which invests in the following mutual funds:



                                       JNL Series Trust

JNL/AIM Large Cap Growth Fund                            JNL/Oppenheimer Growth Fund
JNL/AIM Real Estate Fund                                 JNL/PIMCO Total Return Bond Fund
JNL/AIM Small Cap Growth Fund                            JNL/Putnam Equity Fund
JNL/Alger Growth Fund                                    JNL/Putnam Midcap Growth Fund
JNL/Alliance Capital Growth Fund (1)                     JNL/Putnam Value Equity Fund
JNL/Eagle Core Equity Fund                               JNL/S&P Managed Aggressive Growth Fund
JNL/Eagle SmallCap Equity Fund                           JNL/S&P Managed Conservative Fund
JNL/FMR Balanced Fund                                    JNL/S&P Managed Growth Fund
JNL/FMR Capital Growth Fund                              JNL/S&P Managed Moderate Fund
JNL/Franklin Templeton Small Cap Value Fund              JNL/S&P Managed Moderate Growth Fund
JNL/Goldman Sachs Mid Cap Value Fund                     JNL/Salomon Brothers High Yield Bond Fund
JNL/JPMorgan International Equity Fund                   JNL/Salomon Brothers Strategic Bond Fund
JNL/JPMorgan International Value Fund                    JNL/Salomon Brothers U.S Government & Quality Bond Fund
JNL/Lazard Mid Cap Value Fund                            JNL/Select Balanced Fund
JNL/Lazard Small Cap Value Fund                          JNL/Select Global Growth Fund
JNL/MCM Bond Index Fund *                                JNL/Select Large Cap Growth Fund
JNL/MCM Enhanced S&P 500 Stock Index Fund*               JNL/Select Money Market Fund
JNL/MCM International Index Fund*                        JNL/Select Value Fund
JNL/MCM S&P 400 MidCap Index Fund*                       JNL/T. Rowe Price Established Growth Fund
JNL/MCM S&P 500 Index Fund*                              JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/MCM Small Cap Index Fund*                            JNL/T. Rowe Price Value Fund
JNL/Oppenheimer Global Growth Fund

       JNL Variable Fund LLC

JNL/MCM 25 Fund*
JNL/MCM Communications Sector Fund*
JNL/MCM Consumer Brands Sector Fund*
JNL/MCM Financial Sector Fund*
JNL/MCM Global 15 Fund*
JNL/MCM Healthcare Sector Fund*
JNL/MCM JNL 5 Fund*
JNL/MCM Nasdaq(P) 15 Fund*
JNL/MCM Oil & Gas Sector Fund*
JNL/MCM Select Small Cap Fund*
JNL/MCM Technology Sector Fund*
JNL/MCM Dow SM 10 Fund*
JNL/MCM S&P(P) 10 Fund*
JNL/MCM Value Line(P) 25 Fund*
JNL/MCM VIP Fund*

     Variable Insurance Funds

Fifth Third Balanced VIP Fund
Fifth Third Disciplined Value VIP Fund
Fifth Third Mid Cap VIP Fund
Fifth Third Quality Growth VIP Fund

*MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.

(1) This fund is no longer available as of December 31, 2005.

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson
National, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE 1 -- ORGANIZATION (CONTINUED)

During the year ended December 31, 2005, the following acquisitions were accomplished at no cost to the contract owners:

ACQUIRED PORTFOLIO                             ACQUIRING PORTFOLIO                                          DATE OF ACQUISITION
---------------------------------------------- ------------------------------------------------------------ ------------------------
JNL/Alliance Capital Growth Fund               JNL/T. Rowe Price Established Growth Fund                    April 28, 2005
---------------------------------------------- ------------------------------------------------------------ ------------------------


During the year ended December 31, 2005, the following funds changed names:

PRIOR PORTFOLIO NAME                                    CURRENT PORTFOLIO NAME                                       EFFECTIVE DATE
------------------------------------------------------- ------------------------------------------------------------ ---------------
JNL/Putnam International Equity Fund                    JNL/JPMorgan International Equity Fund (2)                   May 2, 2005
------------------------------------------------------- ------------------------------------------------------------ ---------------
JNL/MCM Energy Sector Fund                              JNL/MCM Oil & Gas Sector Fund                                May 2, 2005
------------------------------------------------------- ------------------------------------------------------------ ---------------
JNL/MCM Pharmaceutical/Healthcare Sector Fund           JNL/MCM Healthcare Sector Fund                               May 2, 2005
------------------------------------------------------- ------------------------------------------------------------ ---------------


(2) Name change due to change in sub adviser.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

     The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

Federal Income Taxes

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate
     Account. Therefore, no federal income tax has been provided.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)



NOTE 3 -- POLICY CHARGES

Charges are deducted from the Separate Account to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Contract Charges

     Contract Maintenance Charge

     An annual contract maintenance charge of $35 is charged against each contract to reimburse Jackson National for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redeeming units. For the years ended December 31, 2005 and 2004, contract maintenance charges were assessed in the amount of $2,989,941 and $2,683,518, respectively.

     Transfer Fee Charge

     A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required. This fee will be deducted from contract values remaining in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the years ended December 31, 2005 and 2004, transfer fee charges were assessed in the amount of $14,725 and $29,694, respectively.

     Surrender or Contingent Deferred Sales Charge

     During the first three to seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson National and withheld from the proceeds of the withdrawals. For the years ended December 31, 2005 and 2004, surrender charges were assessed in the amount of $12,596,929 and $10,811,030, respectively.

Asset-based Charges

     Insurance Charges

     Jackson National deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson National for expenses incurred in administrating the Separate Account and its contracts.


     Jackson National deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 1.00% to 1.50% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. The expense risk assumed by Jackson National is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


     NOTE 3 -- POLICY CHARGES (CONTINUED)

     Optional Benefit Charges

     MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT CHARGE. If this benefit option has been selected, Jackson National makes an additional deduction at an annual rate of 0.10% - 0.15%, depending on the product chosen, of the average daily net asset value of the contract owners allocation. The Maximum Anniversary Value Death Benefit is an optional benefit that may increase the amount of the death benefit paid to the greatest contract value at any contract anniversary prior to the owner's 81st birthday.

     EARNINGS PROTECTION BENEFIT CHARGE. If this benefit option has been selected, Jackson National will make an additional deduction that equals 0.20% - 0.30%, depending on the product chosen, on an annual basis of the average daily net asset value of the contract owners allocations to the portfolios.

     CONTRACT ENHANCEMENT CHARGE. If one of the contract enhancement benefits is selected, then for a period of three to seven contract years, Jackson National will make an additional deduction based upon the average daily net asset value of the contract owners allocations to the portfolios. The amounts of these charges depend upon which of the contract enhancements selected and range from 0.395% to 0.65%.

     CONTRACT ENHANCEMENT RECAPTURE CHARGE. If a contract enhancement benefit is selected above and a contract owner then makes a partial or total withdrawal during the first three to seven contract years, Jackson National will assess a recapture charge that reimburses Jackson National for all or part of the contract enhancements that Jackson National credited to the account based on the first year payments.

     GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If this benefit has been selected, on a calendar quarter basis, Jackson National will deduct 0.10% - 0.15%, depending on the product chosen, of the Guaranteed Minimum Income Benefit (GMIB) Benefit Base.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If this benefit has been selected, Jackson National will make an additional deduction of 0.35% - 0.40%, depending on the product chosen, on an annual basis of the average daily net asset value of the contract owners allocations to the portfolios. Jackson National reserves the right to prospectively increase the charge on new issues or upon any election of any "step-up" subject to a maximum charge of 0.70%.

     5% AND 4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. This benefit is available for ages 50 -- 80 at election. The amount of this charge is dependent upon the age of the contract owner and can range from 0.15% to 0.90%.

     OPTIONAL DEATH BENEFIT CHARGES. If any of the other optional death benefits are selected that are available under the Contract, Jackson National will make an additional deduction of 0.15% to 0.55% on an annual basis of the average daily net asset value of the contract owners allocations to the portfolios, based on the optional death benefit selected.

     WITHDRAWAL CHARGE PERIOD. If the optional three or five-year withdrawal charge period feature is selected, Jackson National will deduct 0.45% or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owners allocations to the portfolios.

     20% ADDITIONAL FREE WITHDRAWAL CHARGE. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson National will deduct 0.30% on an annual basis of the average daily net assets value of the contract owners allocations to the portfolios.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE 3 -- POLICY CHARGES (CONTINUED)

Premium Taxes

     Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them.
     Premium taxes generally range from 0% to 3.5% depending on the state.

NOTE 4 -- RELATED PARTY TRANSACTIONS

     For guaranteed minimum death benefits, the Company contributed $37,423,150 and $29,068,585 to the Separate Account in the form of additional premium to contract owners' accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time of annuitant death, when applicable.

NOTE 5 -- PURCHASES AND SALES OF INVESTMENTS

     For the year ended December 31, 2005, purchases and proceeds from sales of investments are as follows:


                                     JNL Series Trust
                                                                             PROCEEDS
                                                            PURCHASES       FROM SALES
                                                          ------------     ------------

JNL/AIM Large Cap Growth Fund                             $ 30,087,547     $ 21,212,447
JNL/AIM Real Estate Fund                                    32,928,070       10,949,967
JNL/AIM Small Cap Growth Fund                               18,332,308       15,736,623
JNL/Alger Growth Fund                                       29,495,862       54,782,619
JNL/Alliance Capital Growth Fund (1)                         1,660,390       30,093,059
JNL/Eagle Core Equity Fund                                  15,974,291       23,227,336
JNL/Eagle SmallCap Equity Fund                              19,412,377       33,351,897
JNL/FMR Balanced Fund                                       33,705,669       23,208,510
JNL/FMR Capital Growth Fund                                 14,012,743       36,567,235
JNL/Franklin Templeton Small Cap Value Fund                 16,303,314        4,284,950
JNL/Goldman Sachs Mid Cap Value Fund                        25,657,839        4,023,866
JNL/JPMorgan International Equity Fund                      24,958,277       23,613,004
JNL/JPMorgan International Value Fund                       67,028,679       39,396,822
JNL/Lazard Mid Cap Value Fund                               72,077,179       56,755,654
JNL/Lazard Small Cap Value Fund                             51,493,366       48,404,906
JNL/MCM Bond Index Fund *                                   89,367,608       33,845,103
JNL/MCM Enhanced S&P 500 Stock Index Fund*                  18,532,354       27,248,228
JNL/MCM International Index Fund*                          134,524,859       56,381,763
JNL/MCM S&P 400 MidCap Index Fund*                         113,743,865       60,523,745
JNL/MCM S&P 500 Index Fund*                                167,892,094       89,058,484
JNL/MCM Small Cap Index Fund*                               97,451,298       51,441,796
JNL/Oppenheimer Global Growth Fund                          50,442,917       40,175,677

                                     JNL Series Trust
                                                                            PROCEEDS
                                                            PURCHASES      FROM SALES
                                                          ------------    ------------

JNL/Oppenheimer Growth Fund                               $ 10,506,179    $  9,066,129
JNL/PIMCO Total Return Bond Fund                           158,046,496      72,697,305
JNL/Putnam Equity Fund                                       8,438,088      34,888,020
JNL/Putnam Midcap Growth Fund                               12,878,114      13,377,350
JNL/Putnam Value Equity Fund                                14,209,675      47,814,847
JNL/S&P Managed Aggressive Growth Fund                      61,913,021     133,532,637
JNL/S&P Managed Conservative Fund                           72,421,026      12,938,088
JNL/S&P Managed Growth Fund                                177,197,735     190,986,042
JNL/S&P Managed Moderate Fund                              133,740,959      16,896,718
JNL/S&P Managed Moderate Growth Fund                       291,839,720     126,626,115
JNL/Salomon Brothers High Yield Bond Fund                  104,746,973     133,897,499
JNL/Salomon Brothers Strategic Bond Fund                   107,376,630      51,874,791
JNL/Salomon Brothers U.S Government & Quality Bond Fund    49,936,9978      51,791,237
JNL/Select Balanced Fund                                    82,344,937      76,508,096
JNL/Select Global Growth Fund                                8,823,608      34,440,635
JNL/Select Large Cap Growth Fund                            29,323,035      74,832,426
JNL/Select Money Market Fund                               276,312,151     245,512,318
JNL/Select Value Fund                                       42,401,171      26,970,913
JNL/T. Rowe Price Established Growth Fund                   86,878,425      86,406,048
JNL/T. Rowe Price Mid-Cap Growth Fund                       80,564,754     103,633,204
JNL/T. Rowe Price Value Fund                                87,393,746      88,271,270

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Note 5 -- PURCHASES AND SALES OF INVESTMENTS (CONTINUED)


                                JNL Variable Fund LLC
                                                                           PROCEEDS
                                                           PURCHASES      FROM SALES
                                                        --------------   ------------
JNL/MCM 25 Fund                                         $  275,094,963   $127,110,414
JNL/MCM Communications Sector Fund                           9,753,389     13,495,776
JNL/MCM Consumer Brands Sector Fund                          9,467,014      5,934,575
JNL/MCM Financial Sector Fund                               20,390,511     13,480,335
JNL/MCM Global 15 Fund                                     296,242,194    109,566,986
JNL/MCM Healthcare Sector Fund                              52,573,918     22,380,091
JNL/MCM JNL 5 Fund                                       1,145,866,122    119,564,383
JNL/MCM Nasdaq 15(R) Fund                                   38,773,876      6,833,325


                                JNL Variable Fund LLC
                                                                           PROCEEDS
                                                           PURCHASES      FROM SALES
                                                          ------------    -----------
JNL/MCM Oil & Gas Sector Fund                             $187,049,847   $ 93,705,330
JNL/MCM Select Small Cap Fund                              243,143,786     97,751,636
JNL/MCM Technology Sector Fund                              29,322,898     14,889,226
JNL/MCM Dow (SM) 10 Fund                                   263,246,012    120,371,947
JNL/MCM S&P(R) 10 Fund                                     303,367,780    136,775,018
JNL/MCM Value Line(R)  25 Fund                             399,081,619     53,006,440
JNL/MCM VIP Fund                                           221,955,134     33,400,401


                                    Variable Insurance Funds
                                                                               PROCEEDS
                                                               PURCHASES      FROM SALES
                                                               ----------     -----------
Fifth Third Balanced VIP Fund                                  $   25,081     $   11,597
Fifth Third Disciplined Value VIP Fund                          3,243,551      1,100,005



                                    Variable Insurance Funds
                                                                               PROCEEDS
                                                               PURCHASES      FROM SALES
                                                               ----------     -----------
Fifth Third Mid Cap VIP Fund                                   $1,315,242     $  535,313
Fifth Third Quality Growth VIP Fund                             2,609,416      1,013,934

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES

  The following is a summary of insurance charges for the period ended December 31, 2005:

                            Fifth          Fifth Third          Fifth         Fifth Third          JNL/           JNL/AIM
                       Third Balanced   Disciplined Value   Third Mid Cap   Quality Growth    AIM Large Cap     Real Estate
                        VIP Portfolio     VIP Portfolio     VIP Portfolio   VIP Portfolio    Growth Portfolio    Portfolio
                       --------------   -----------------   -------------   --------------   ----------------   -----------
M&E CLASS
   1.000               $           --   $              --   $          --   $           --   $          3,501   $     1,681
   1.100                           --                  --              --               --                118            --
   1.150                           --                  --              --               --             84,188         3,681
   1.250                          420              18,630           8,307           15,317             32,501         6,224
   1.300                           --                  --              --               --             39,329         2,043
   1.350                           --                  --              --               --              6,931            --
   1.395                           --                  --              --               --                 --            --
   1.400                           --                  --              --               --             35,729         1,452
   1.420                           --                  --              --               --                 --            --
   1.450                           --                  --              --               --             21,097         1,286
   1.500                          413               1,563             626            1,393             67,898         5,325
   1.545                           --                  --              --               --             12,200           569
   1.550                           --                 855             486              772              3,996         1,894
   1.560                           --                  --              --               --                620            --
   1.570                           --                  --              --               --              2,562            19
   1.575                           --                  --              --               --                 --            --
   1.600                          374              16,645           6,522           12,000             46,115         4,999
   1.605                           --                  --              --               --                 --            --
   1.630                           --                  --              --               --                 --            --
   1.645                           --                 446             172              293                680           131
   1.650                          185               8,920           4,062            7,387             47,296         8,069
   1.660                           --                  --              --               --              2,752            --
   1.670                           --                  --              --               --                154           111
   1.695                           --                  --              --               --              5,392            90
   1.700                          174               1,033             582            1,206             27,441         1,553
   1.710                           --                  --              --               --             93,561         5,811
   1.720                           --                  --              --               --              1,130            --
   1.725                           --                  --              --               --                 --            --
   1.745                           --                  --              --               --                 --            --
   1.750                           --                 964             354              709             16,421         1,835
   1.760                           --               2,315             962            2,280                107            47
   1.795                           --                  --              --               --              1,993            --
   1.800                           --                 818             484              610             25,086         3,038
   1.810                           92               5,344           2,057            3,121             21,705         5,588
   1.820                           --                  --              --               --                267            --
   1.825                           --                  --              --               --                 --            --
   1.845                           --                  --              --               --              4,593           165
   1.850                           --               5,541           2,291            5,285              7,880         2,367
   1.855                           --                  --              --               --                 --            --
   1.860                           --                  --              --               --             39,591         2,057
   1.870                           --                  --              --               --                473            --
   1.880                           --                  --              --               --                 --            --
   1.895                           --                  --              --               --             10,365         1,241
   1.900                           --               1,795             566            1,404             15,064         1,905
   1.905                           --                  --              --               --                 --            --
   1.910                           --                  --              --               --                 --         1,600
   1.920                           --                  --              --               --                994           357
                              JNL/                                 JNL/                               JNL/Eagle       JNL/FMR
                        AIM Small Cap        JNL/Alger       Alliance Capital   JNL/Eagle Core        SmallCap        Balanced
                       Growth Portfolio   Growth Portfolio   Growth Portfolio   Equity Portfolio   Equity Portfolio   Portfolio
                       ----------------   ----------------   ----------------   ----------------   ----------------   ----------
M&E CLASS
   1.000               $          1,462   $             --   $             --   $          2,533   $          3,588   $    6,806
   1.100                             50              3,718                 --                 --                795           --
   1.150                         55,027             47,421              7,010             65,783             42,825       99,117
   1.250                         23,014             13,802              2,512             26,083             20,823       41,310
   1.300                         25,205             27,144              3,844             39,631             19,953       80,999
   1.350                          3,370                 --                 --                 --                 --           --
   1.395                             --                 --              7,543                 --                 --           --
   1.400                         22,481             28,548              4,500             27,660             18,869       51,287
   1.420                             --                 --                 --                 --                 --           --
   1.450                         10,538              7,842                858              7,350              3,192       18,179
   1.500                         36,491             27,907              4,032             51,976             29,748       50,003
   1.545                          5,166              7,245                577              5,112              4,118       11,371
   1.550                          2,911              3,017                266              3,436              1,596       12,892
   1.560                          1,102                 --              1,215                575                325           --
   1.570                          1,968              1,507                137              1,165              1,170        1,119
   1.575                             --                 --                 --                 --                 --           --
   1.600                         20,900             27,137              2,933             23,618             21,286       44,182
   1.605                             --                 --                 --                 --                 --           --
   1.630                             --                 --                 --                 37                 --           --
   1.645                            394                304                  2                630                600        2,967
   1.650                         23,368             15,044              1,222             25,503             21,258       41,036
   1.660                             --                 --                 --                 --              1,295           --
   1.670                            481                 78                 --                 --                202        5,948
   1.695                          1,501              6,675                356              3,937              4,006        6,404
   1.700                         15,145             17,986              1,418             12,995             16,870       24,864
   1.710                         49,777             65,948              7,514             69,758             43,592       63,930
   1.720                            487              1,773                 20              1,392                441        3,257
   1.725                             --                 --                 --                 --                 --           --
   1.745                             --                 --                 --                 --                 --           --
   1.750                         12,478              8,069                575             11,281              4,589       17,096
   1.760                            562                 --                 --              2,838              1,242           83
   1.795                          3,379              4,237                244              2,064              2,319        3,689
   1.800                          8,821             15,138              1,379             10,061              7,099       32,042
   1.810                         13,386              9,528                869             11,257             14,403       31,937
   1.820                          1,982              2,184                 --                566                165          323
   1.825                             --                 --                 --                 --                 --           --
   1.845                          5,176              4,944                 52              3,147              1,814        6,805
   1.850                          3,859              2,182                280              8,114              4,320        6,586
   1.855                             --                 --                 --                 --                 --           --
   1.860                         26,088             25,585              6,255             28,102             17,775       40,258
   1.870                             --                 24                 --                 --                 --          899
   1.880                             --                 --                 --                 --                 --           --
   1.895                          4,147              5,306                369              5,406              5,409       12,413
   1.900                          7,174             10,532              1,120             18,454             11,051       14,679
   1.905                             --                 --                 --                 --                 --           --
   1.910                             --                 --                 --                 --                165           --
   1.920                            115                918                 95                136                851        1,065

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                            Fifth          Fifth Third           Fifth        Fifth Third          JNL/           JNL/AIM
                       Third Balanced   Disciplined Value   Third Mid Cap   Quality Growth    AIM Large Cap     Real Estate
                        VIP Portfolio     VIP Portfolio     VIP Portfolio   VIP Portfolio    Growth Portfolio    Portfolio
                       --------------   -----------------   -------------   --------------   ----------------   -----------
M&E CLASS
   1.945               $           --   $              --   $          --   $           --   $          1,429   $        87
   1.950                           --                 567             229              561              7,054         1,267
   1.955                           --                  --              --               --                 --            22
   1.960                           --                  --              --               --             22,417         3,556
   1.970                           --                  15               6               15                 --            --
   1.980                           --                  --              --               --                 --             1
   1.995                           --                  --              --               --              3,287           441
   2.000                           --                  39              17               40              7,497         1,473
   2.005                           --                 172              76              176                 --            --
   2.010                           --               1,568             636            1,563             12,704         1,606
   2.020                           --                  --              --               --                104            --
   2.030                           --                  --              --               --                 --            --
   2.045                           --                  --              --               --              2,629            95
   2.050                           --                 691             290              685             12,258         1,236
   2.055                           --                  --              --               --                 --            --
   2.060                           --               1,763             751            1,744             35,057         7,780
   2.070                           --                  --              --               --                397            15
   2.080                           --                  --              --               --                 --            --
   2.095                           --                  --              --               --              1,705           100
   2.100                           --                 470              67              235              4,892         1,184
   2.110                           --                 482             192              402              7,808           700
   2.120                           --                  --              --               --                557             3
   2.145                           --                  --              --               --              3,776            17
   2.150                           --               2,638           1,053            2,558              4,498         2,718
   2.155                           --                  --              --               --                 --            --
   2.160                          329               5,337           2,435            4,986             13,401         3,070
   2.170                           --                  --              --               --                313            --
   2.195                           --                  --              --               --              1,722            25
   2.200                           20                 222              74              188              3,989         3,884
   2.205                           --                  --              --               --                 --            --
   2.210                          170               3,764           1,385            3,100              8,358         4,744
   2.220                           --                  --              --               --                854            --
   2.245                           --                  --              --               --              1,029            53
   2.250                           --                  --              --               --              2,357           146
   2.260                           --               1,788             832            1,721             25,355         1,394
   2.270                           --                  --              --               --                308            --
   2.280                           --                  --              --               --                 --            --
   2.295                           --                 147              64              148              1,049            61
   2.300                           --               2,197             927            2,201              7,632           771
   2.305                           --                  --              --               --                 --            --
   2.310                           --                 172              67              180              6,405           956
   2.320                           --                  --              --               --                 52            17
   2.330                           --                  --              --               --                 --            --
   2.345                           --                  --              --               --                894            80
   2.350                           --                  --              --               --                880           324
   2.360                           --               1,240             486            1,130             19,344         1,258
   2.370                           --                  --              --               --                395            35

                              JNL/                                 JNL/                               JNL/Eagle       JNL/FMR
                        AIM Small Cap        JNL/Alger       Alliance Capital   JNL/Eagle Core        SmallCap        Balanced
                       Growth Portfolio   Growth Portfolio   Growth Portfolio   Equity Portfolio   Equity Portfolio   Portfolio
                       ----------------   ----------------   ----------------   ----------------   ----------------   ----------
M&E CLASS
   1.945               $            115   $          3,445   $             --   $          2,029   $            159   $    8,370
   1.950                         11,372              5,286                816              6,326              4,264        8,480
   1.955                             --                 --                 --                 --                 --           --
   1.960                         17,809             27,557              1,725             24,458             10,860       34,442
   1.970                            155                151                 --                 87              1,437          407
   1.980                             --                 --                 --                 --                 --           --
   1.995                            846              1,021                 42              3,394              1,735        4,371
   2.000                          9,372              4,222              3,494              2,890              4,500        8,517
   2.005                             37                 --                 --                 --                 --           --
   2.010                          5,842              2,141              1,000              3,002              9,246        3,854
   2.020                             --                131                  7                103              1,281        1,750
   2.030                             --                 --                 --                 --                 --           --
   2.045                          1,682              1,023                203                885                816        3,568
   2.050                          6,048              3,988                865              8,558              6,746        9,945
   2.055                             --                 --                 --                 --                 --           --
   2.060                         21,363             11,068                216             21,935             19,128       26,536
   2.070                             69                 --                 --                 --                137        1,016
   2.080                             --                 --                 --                 --                 --           --
   2.095                          3,959              1,565                171              2,680              2,079        3,980
   2.100                          2,452              2,004                176              5,484              2,939        4,008
   2.110                          2,953              3,220                392              4,788              4,725        6,902
   2.120                            104                465                  2                649                429        1,160
   2.145                          1,401              1,120                482              1,444              2,261        7,649
   2.150                          4,661              7,705                277              9,388              7,938        8,046
   2.155                             --                 --                 --                 --                 --           --
   2.160                          7,251             11,166                945             12,041             10,642       18,262
   2.170                             --                 --                 --                 --                 --        1,234
   2.195                            487                388                 38                557                425          575
   2.200                          1,776              1,791                405              3,718              2,978        7,537
   2.205                             --                 --                 --                 --                 --           --
   2.210                          3,332              3,484                390              9,019              4,278       16,190
   2.220                            240                 77                 --                149                626           --
   2.245                            976                 --                114                108                 --          560
   2.250                          1,335              2,345                 96              1,631                423        1,682
   2.260                          7,382              4,587              1,247             13,695             25,724       18,347
   2.270                            229                 --                 --                 --                 --          132
   2.280                             --                 --                 --                 --                 --           --
   2.295                            286                220                629              1,457                266        1,037
   2.300                          5,861              1,766                583              5,549              7,340        6,283
   2.305                             --                 --                 --                 --                 --           --
   2.310                          3,358              2,229                666              2,971              2,127        7,179
   2.320                              2                 18                 --                 --                 --          774
   2.330                             --                 --                 --                 --                 --           --
   2.345                            121                442                 58                763                260        1,281
   2.350                          1,032                475                554              2,264                487        2,658
   2.360                         12,781              1,298                202              9,755              2,927        9,388
   2.370                             71                 34                 --                 91                216           --

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                            Fifth          Fifth Third           Fifth        Fifth Third          JNL/           JNL/AIM
                       Third Balanced   Disciplined Value   Third Mid Cap   Quality Growth    AIM Large Cap     Real Estate
                        VIP Portfolio     VIP Portfolio     VIP Portfolio   VIP Portfolio    Growth Portfolio    Portfolio
                       --------------   -----------------   -------------   --------------   ----------------   -----------
M&E CLASS
   2.380               $           --   $              --   $          --   $           --   $             --   $        58
   2.395                           --                  --              --               --              2,994           141
   2.400                           --                 542             238              535                798         1,042
   2.405                           --                  --              --               --                 --            --
   2.410                           14                 293              78              190              2,369         1,498
   2.420                           --                  --              --               --                 --            14
   2.445                           --                  --              --               --              1,844             4
   2.450                           --                  94              39               70              3,704           283
   2.460                           --                 556             186              452              5,877           592
   2.470                           --                  --              --               --                933            --
   2.480                           --                  --              --               --                 --             3
   2.495                           --                  --              --               --                 31            49
   2.500                           --                  46              20               44              3,076         1,302
   2.505                           --                  --              --               --                 --            --
   2.510                           --                  --              --               --              6,435         1,093
   2.520                           --                  --              --               --                 --            --
   2.545                           --                 530             172              506                128            --
   2.550                           --                  --              --               --              2,508           685
   2.560                           --                 117              --               --              1,992           336
   2.570                           --                  --              --               --                 --            --
   2.595                           --                  --              --               --                515           252
   2.600                           --                  --              --               --              1,146           209
   2.605                           --                  --              --               --                 --            --
   2.610                           --                 731             278              660             18,239         3,203
   2.620                           --                  --              --               --                 --           187
   2.645                           --                  --              --               --                 19            64
   2.650                           --                  --              --               --                125           349
   2.660                           --                  28              12               28              3,003         1,359
   2.670                           --                  --              --               --                 60            --
   2.680                           --                  --              --               --                 --            --
   2.695                           --                  --              --               --                149            --
   2.700                           --                  --              --               --                 19           133
   2.710                           --                 323             124              215              3,946         8,037
   2.720                           --                  --              --               --                 --            --
   2.745                           --                  --              --               --                570           138
   2.750                           --                  --              --               --                146           165
   2.755                           --                  --              --               --                 --            --
   2.760                           --                 467             281               --              1,935         2,177
   2.770                           --                  --              --               --                 --            --
   2.795                           --                  --              --               --                  3           160
   2.800                           --                  --              --               --                635            54
   2.805                           --                  --              --               --                 --            --
   2.810                           --                  --              --               --                317           760
   2.820                           --                  --              --               --                261           517
   2.845                           --                  --              --               --                 --            11
   2.850                           --                  --              --               --                328           113
   2.860                           --                  --              --               --                596            --

                              JNL/                                 JNL/                               JNL/Eagle       JNL/FMR
                        AIM Small Cap        JNL/Alger       Alliance Capital   JNL/Eagle Core        SmallCap        Balanced
                       Growth Portfolio   Growth Portfolio   Growth Portfolio   Equity Portfolio   Equity Portfolio   Portfolio
                       ----------------   ----------------   ----------------   ----------------   ----------------   ----------
M&E CLASS
   2.380               $             --   $             --   $             --   $             --   $             --   $       --
   2.395                          2,350              2,094                 --              1,775                707        1,952
   2.400                            222              1,002                 25                922                336        1,306
   2.405                             --                 --                 --                 --                 --           --
   2.410                          1,070                805                 44              4,352                779        4,601
   2.420                             --                 --                 --                 18                 --           --
   2.445                            247                340                 63              1,178              1,029          699
   2.450                          2,385              1,573                178              2,853                897        6,725
   2.460                          8,877              2,819                213              4,909              5,324        7,562
   2.470                            269                449                 --              1,188                  8           --
   2.480                             --                 --                 --                 --                 --           --
   2.495                             --                317                 --                 31              1,575          176
   2.500                          2,663                271                183              1,556                536          179
   2.505                             --                 --                 --                 --                 --           --
   2.510                          4,880              3,782                219              1,148              3,460        2,870
   2.520                             --                 --                 --                143                 --           --
   2.545                          1,021                 --                 --                 --                 55          186
   2.550                            807                831                 70                190                524        1,696
   2.560                            441              2,099                373              3,156              2,138        2,937
   2.570                             --                 --                 --                 --                 --           --
   2.595                             --                 --                 --                971                 29           --
   2.600                            247                992                 39                125                578        1,557
   2.605                             --                 --                 --                 --                 --           --
   2.610                          2,649              3,834                302              4,185              3,698        9,006
   2.620                             --                 --                 --                 --                 --           --
   2.645                             --                 --                 --                 --                 --          556
   2.650                          4,888                127                 --              2,016              2,335        2,223
   2.660                          4,756              2,549                211              1,609              6,371        4,836
   2.670                             91                 --                 --                 --                204           --
   2.680                             --                 --                 --                 --                 --           --
   2.695                             --                181                 --                295                164           --
   2.700                            480                287                 --                 50                 88          489
   2.710                            419                733                309              1,544              3,184        3,308
   2.720                             --                 --                 --                 --                 --           --
   2.745                            172                 11                194                876                774           --
   2.750                            190                155                 --                302                 18          105
   2.755                             --                 --                 --                 --                 --           --
   2.760                            822                615                 83                393                899        2,486
   2.770                             --                 --                 --                 --                 --           --
   2.795                             --                 --                 --                 --                  1          310
   2.800                            579                221                 --              1,430                361        3,345
   2.805                             --                 --                 --                 --                 --           --
   2.810                            444                570                 92                 --                959          718
   2.820                             --                 --                 --                 --                 --           --
   2.845                              7                548                 --                 --                700           --
   2.850                            386                 42                 --                362                 --           40
   2.860                            546                396                 51                 68                433          283

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                            Fifth          Fifth Third           Fifth        Fifth Third          JNL/           JNL/AIM
                       Third Balanced   Disciplined Value   Third Mid Cap   Quality Growth    AIM Large Cap     Real Estate
                        VIP Portfolio     VIP Portfolio     VIP Portfolio   VIP Portfolio    Growth Portfolio    Portfolio
                       --------------   -----------------   -------------   --------------   ----------------   -----------
M&E CLASS
   2.870               $           --   $              --   $          --   $           --   $             --   $        --
   2.895                           --                  --              --               --                 --            83
   2.900                           --                  --              --               --                 --            38
   2.910                           --                  --              --               --              2,277            21
   2.920                           --                  --              --               --                 --            --
   2.945                           --                  --              --               --                 --            --
   2.950                           --                  --              --               --                 --            49
   2.955                           --                  --              --               --                 --            --
   2.960                           --                  --              --               --                 23            12
   2.970                           --                  --              --               --                 --            --
   2.995                           --                  --              --               --                 --            --
   3.000                           --                  --              --               --                 --            72
   3.010                           --                 648             266               --              2,310           106
   3.045                           --                  --              --               --                 --            --
   3.050                           --                  --              --               --                 --           168
   3.060                           --                  --              --               --              1,909         1,020
   3.070                           --                  --              --               --                 --            --
   3.095                           --                  --              --               --                373            --
   3.100                           --                  --              --               --                 --            --
   3.110                           --                  --              --               --                 --            48
   3.120                           --                  --              --               --                 --            --
   3.145                           --                  --              --               --                 --            28
   3.150                           --                  --              --               --                  5            17
   3.160                           --                 266             114              271                296            --
   3.195                           --                  --              --               --                 --            --
   3.200                           --                  --              --               --                 --            --
   3.210                           --                  --              --               --                 --            --
   3.245                           --                  --              --               --                 --            --
   3.250                           --                  --              --               --                 --            --
   3.255                           --                  --              --               --                 --            --
   3.260                           --                  --              --               --                 --            --
   3.270                           --                  --              --               --                 --             2
   3.295                           --                  --              --               --                 --            --
   3.300                           --                  --              --               --                 --           245
   3.310                           --                  --              --               --                 --            --
   3.345                           --                  --              --               --                 --            --
   3.350                           --                  --              --               --                 --            --
   3.360                           --                  --              --               --                 --            65
   3.395                           --                  --              --               --                 --            11
   3.400                           --                  --              --               --                 --            --
   3.410                           --                  42              17               41                 50            --
   3.445                           --                  --              --               --                 --            --
   3.450                           --                  --              --               --                 --            --
   3.460                           --                  --              --               --                 --            --
   3.470                           --                  --              --               --                 --            --
   3.500                           --                  --              --               --                 --            --
   3.510                           --                  --              --               --                 --            --
                              JNL/                                 JNL/                               JNL/Eagle       JNL/FMR
                        AIM Small Cap        JNL/Alger       Alliance Capital   JNL/Eagle Core        SmallCap        Balanced
                       Growth Portfolio   Growth Portfolio   Growth Portfolio   Equity Portfolio   Equity Portfolio   Portfolio
                       ----------------   ----------------   ----------------   ----------------   ----------------   ----------
M&E CLASS
   2.870               $             --   $             --   $            --    $             --   $             --   $       --
   2.895                             --                 23                --                  --                 --           --
   2.900                            272                160                --                  --              1,941           72
   2.910                            810              1,088                77                 817                402          644
   2.920                             --                 --                --                  --                 --           --
   2.945                             --                 --                --                  --                 --          820
   2.950                             --                 --                --                  --                 --           81
   2.955                             --                 --                --                  --                 --           --
   2.960                             23              1,222                --                 180              2,639          327
   2.970                             --                 --                --                  --                218           --
   2.995                             --                 --                --                  --                 --           --
   3.000                             --                 --                --                  --                 --          750
   3.010                          1,779              1,651                23                 398                762        2,084
   3.045                            229                 --                --                  --                 --           65
   3.050                             --                 --                --                  --                 --           --
   3.060                            886                911               159                 168                313        1,984
   3.070                             --                 --                --                  --                 --           --
   3.095                             --                 --                --                  --                187           --
   3.100                             --                 --                --                  --                 --           --
   3.110                             --                 --                --                  --                737           70
   3.120                             --                 --                --                  --                 --           --
   3.145                            302                 --                --                 290                 --           --
   3.150                             --                 --                --                 574                311           --
   3.160                            194                 --                --                  --                 --          991
   3.195                             --                 --                --                  --                 --           --
   3.200                             --                 --                --                  --                 --           --
   3.210                            328                 --                --                  --                352           --
   3.245                             --                 --                --                  --                 --           --
   3.250                             --                 --                --                  --                 --           --
   3.255                             --                 --                --                  --                 --           --
   3.260                             --              1,177                --                 435                 69           --
   3.270                             --                 --                --                  --                 --           --
   3.295                             --                 --                --                  --                 --           --
   3.300                             --                 --                --                  --                 --           --
   3.310                             --                 --                --                  --                 --           --
   3.345                             --                 --                --                  --                 --           --
   3.350                             --                 --                --                  --                 --           --
   3.360                             --                130                --                  --                 --           --
   3.395                             --                 --                --                  --                 --           --
   3.400                             --                 --                --                  --                 --           --
   3.410                             11                 --                --                  --                 42           --
   3.445                             --                 --                --                  --                 --           --
   3.450                             --                 --                --                  --                 --           --
   3.460                             --                 --                --                  --                 --           --
   3.470                             --                 --                --                  --                 --           --
   3.500                             --                 --                --                  --                 --           --
   3.510                             --                 --                --                  --                 --           --

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                            Fifth          Fifth Third           Fifth        Fifth Third          JNL/           JNL/AIM
                       Third Balanced   Disciplined Value   Third Mid Cap   Quality Growth    AIM Large Cap     Real Estate
                        VIP Portfolio     VIP Portfolio     VIP Portfolio   VIP Portfolio    Growth Portfolio    Portfolio
                       --------------   -----------------   -------------   --------------   ----------------   -----------
M&E CLASS
   3.545               $           --   $              --   $          --   $           --   $             --   $        84
   3.560                           --                  --              --               --                 --            --
   3.610                           --                  --              --               --                 --            --
   3.650                           --                  --              --               --                 --            --
   3.660                           --                  --              --               --                 --            --
   3.695                           --                  --              --               --                 --            --
   3.700                           --                  --              --               --                 --            --
   3.710                           --                  --              --               --                 --            --
   3.750                           --                  --              --               --                 --            --
   3.760                           --                  --              --               --                 --            --
   3.800                           --                  --              --               --                 --            --
   3.860                           --                  --              --               --                 --            --
   3.895                           --                  --              --               --                 --            --
   3.910                           --                  --              --               --                 --            --
   4.000                           --                  --              --               --                 --            --

PERSPECTIVE
 Standard Benefit                  --                  --              --               --            133,240        17,462
  Maximum Anniversary
    Value Benefit                  --                  --              --               --              2,144            --
  Earnings Protection
    Benefits                       --                  --              --               --              1,719            --
  Combined Optional
    Benefits                       --                  --              --               --                490            --
                       --------------   -----------------   -------------   --------------   ----------------   -----------
    Total              $        2,191   $          92,824   $      38,883   $       76,422   $      1,111,673   $   148,776
                       ==============   =================   =============   ==============   ================   ===========

                              JNL/                                 JNL/                               JNL/Eagle       JNL/FMR
                        AIM Small Cap        JNL/Alger       Alliance Capital   JNL/Eagle Core        SmallCap        Balanced
                       Growth Portfolio   Growth Portfolio   Growth Portfolio   Equity Portfolio   Equity Portfolio   Portfolio
                       ----------------   ----------------   ----------------   ----------------   ----------------   ----------
M&E CLASS
   3.545               $             --   $             --   $             --   $             --   $             --   $       --
   3.560                             --                 --                 --                 --                549           --
   3.610                             --                 --                 --                 --                153           --
   3.650                             --                 --                 --                 --                 --           --
   3.660                             --                 --                 --                 --                 --           --
   3.695                             --                 --                 --                 --                 --           --
   3.700                             --                 --                 --                 --                 --           --
   3.710                             --                 --                 --                 --                 --           --
   3.750                             --                 --                 --                 --                 --           --
   3.760                             --                 --                 --                 --                 --           --
   3.800                             --                 --                 --                 --                 --           --
   3.860                             --                 --                 --                 --                 --           --
   3.895                             --                 --                 --                 --                 --           --
   3.910                             --                 --                 --                 --                 25           --
   4.000                             --                 --                 --                 --                 --           --

PERSPECTIVE
 Standard Benefit               104,471          1,673,684             55,950            548,396            709,799      591,677
  Maximum Anniversary
    Value Benefit                   991              1,878              1,234              1,352              1,311        5,506
  Earnings Protection
    Benefits                        505              3,907                854              2,217              2,536        6,033
  Combined Optional
    Benefits                        134                220                 30                 62                258          698
                       ----------------   ----------------   ----------------   ----------------   ----------------   ----------
    Total              $        677,608   $      2,211,869   $        133,968   $      1,225,002   $      1,227,921   $1,641,619
                       ================   ================   ================   ================   ================   ==========

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


               JNL/FMR           JNL/Franklin      JNL/Goldman Sachs       JNL/JPMorgan       JNL/JPMorgan    JNL/Lazard
               Capital        Templeton Small Cap        Mid Cap         International       International      Mid Cap
           Growth Portfolio     Value Portfolio     Value Portfolio      Equity Portfolio   Value Portfolio  Value Portfolio
           -----------------  -------------------  -------------------  -----------------  ----------------  ----------------
M&E CLASS
  1.000    $             755  $                --  $                --  $             618  $          2,895  $          6,768
  1.100                   --                   --                   --                519               522                --
  1.150               22,614                1,387                8,138             33,721            72,325           136,384
  1.250               12,237                3,468                4,521             22,713            41,991            68,344
  1.300                8,234                1,366                2,027             30,991            33,363            76,193
  1.350                   --                   --                   --              4,586             5,162             3,497
  1.395                   --                   --                   --                 --                --                --
  1.400                6,582                1,274                  468             14,707            32,897            66,517
  1.420                   --                   --                   --                 --                --                --
  1.450                4,043                   77                   94              8,911             7,262            23,258
  1.500               14,082                1,509                8,532             29,778            51,139            95,816
  1.545                6,422                  342                  791              4,294             7,487            19,287
  1.550                1,810                  298                  288              2,854             8,762            15,589
  1.560                   --                1,094                   --                 --             3,971                --
  1.570                  600                   --                  158                386             3,524             3,374
  1.575                   --                   --                   --                 --                --                --
  1.600                8,590                2,828                6,305             25,163            64,826            64,476
  1.605                   --                   --                   --                 22                --                --
  1.630                   --                   --                   --                405                42                40
  1.645                  288                   66                  206                164               725             1,571
  1.650               11,654                5,031                9,224             32,856            32,518            79,933
  1.660                   --                   --                   --                 --             5,451             1,970
  1.670                  789                   48                   22                 29               589             1,393
  1.695                1,124                  156                  154              2,092            12,925             6,417
  1.700                8,108                  562                  829             11,499            24,489            53,051
  1.710               16,299                2,269                4,129             38,445            82,053           146,421
  1.720                  589                  220                   --                795               278             3,820
  1.725                   --                   --                   --                 --                --                --
  1.745                   --                   --                   --                 --                --               256
  1.750                3,246                  825                  232              9,207            16,762            27,361
  1.760                  243                  130                    4                790                59             1,935
  1.795                  516                   --                   --                835             3,468             4,095
  1.800                4,506                1,315                1,833             10,133            14,997            40,252
  1.810                9,998                3,647                5,754             11,772            36,081            59,156
  1.820                   --                   12                   12                495               489             4,411
  1.825                   --                   --                   --                 --                --                --
  1.845                  957                    7                    2              1,497             5,707            11,223
  1.850                2,995                  517                  820              5,272             9,304            16,077
  1.855                   --                   --                   --                 --                --                --
  1.860                8,618                  955                1,888             24,387            27,359            97,712
  1.870                   --                   --                   --                 --               980               798
  1.880                   --                   --                   --                 --                --                --
  1.895                  756                  489                  538              5,001             7,372            11,530
  1.900                2,857                  933                1,783             13,201            19,838            31,535
  1.905                   --                   --                   --                 --                23                --
  1.910                   --                   --                   --                 --               171                --
  1.920                   80                  228                  863                418             1,679             3,686

                                                                                                         JNL/MCM
              JNL/Lazard                           JNL/MCM           JNL/MCM          JNL/MCM            Enhanced
               Small Cap         JNL/MCM          Bond Index     Communications     Consumer Brands   S&P 500 Stock
            Value Portfolio    25 Portfolio        Portfolio     Sector Portfolio  Sector Portfolio  Index Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
  1.000    $          2,600  $         19,153  $          5,204  $             --  $            470  $          2,681
  1.100                  49             9,048                --               210                --                --
  1.150             132,050           655,389           143,841             7,068             4,861            74,352
  1.250              49,399           449,267            99,512             6,099             5,265            24,281
  1.300              55,413           162,704            65,176               571             1,117            35,064
  1.350               9,706             9,897             1,045             1,423             1,367                --
  1.395                  --                --                --                --                --                --
  1.400              46,348           136,780            37,790             1,750             2,386            27,052
  1.420                  --             1,029                --                --                --                --
  1.450              21,443            82,082            28,653             2,091             1,424             9,508
  1.500              70,294           538,905           138,379             7,765             4,997            35,325
  1.545              13,099            76,489            11,132               369               339             9,856
  1.550               6,879            94,682            31,758             1,944             2,045             4,533
  1.560                  --             7,254                --                --                --                --
  1.570               3,981            16,192             3,849                --                --             1,112
  1.575                  --                --                --                --                --                --
  1.600              57,555           376,202           171,101             5,220             5,175            36,108
  1.605                  --               626                --                --                --                --
  1.630                 330             1,227               422                --                --               399
  1.645                 987            14,396             2,515               113                52               873
  1.650              87,967           442,321           116,560             1,872             4,445            23,453
  1.660                  --            12,098                --                --                --               332
  1.670                 814            10,239               717                25                 4               145
  1.695               6,408            28,731            11,958                65                59             6,201
  1.700              36,046           180,567            66,283             3,177             6,490            22,908
  1.710             127,965           411,830           119,220             9,839             5,399            85,683
  1.720               1,866             4,638             1,558                --               126             2,071
  1.725                  --                --                --                --                --                --
  1.745                  --               246                --               247                --                --
  1.750              21,515           107,485            29,246               312             1,121             7,757
  1.760                 994            22,519             5,563                10                10                --
  1.795               3,952            18,717               810                58                --             3,808
  1.800              20,747           173,524            36,168             1,488             1,458            17,397
  1.810              32,858           268,086            64,826             4,561            14,090            29,886
  1.820               3,044             1,942             1,603                --                --               970
  1.825                  --                --                --                --                --                --
  1.845               7,687            29,286             6,921               972               760             2,946
  1.850               8,361            92,174            33,872               767             1,074             5,286
  1.855                  --                16                --                --                --                --
  1.860              54,150           179,954            95,258               654             2,081            38,293
  1.870                  --             7,166               110                --                76               263
  1.880                  --                75                --                --                --                --
  1.895              13,629            27,663             5,442             3,487             1,328             2,984
  1.900              21,019           129,461            51,206             1,707             1,269             9,873
  1.905                  --                15               225                --                --                --
  1.910                  --             9,250                --                --                --                --
  1.920               1,851            12,657             4,782               361               153               960

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


               JNL/FMR           JNL/Franklin      JNL/Goldman Sachs   JNL/JPMorgan       JNL/JPMorgan      JNL/Lazard
               Capital       Templeton Small Cap        Mid Cap       International      International        Mid Cap
           Growth Portfolio     Value Portfolio    Value Portfolio   Equity Portfolio   Value Portfolio  Value Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  ----------------
M&E CLASS
  1.945    $          3,209  $                36  $              36  $            795  $          5,349  $          3,475
  1.950               2,622                  331                780             4,037            15,016            18,761
  1.955                  --                   --                 --               253                --                --
  1.960               8,658                  128                594            14,774            38,032            46,041
  1.970                  93                   --                 --                 4             1,828               480
  1.980                  --                   --                 --                --                --                --
  1.995                 456                   30                638               779             5,277             6,524
  2.000               2,762                  984                903             4,778            30,488            21,711
  2.005                  --                   76                 76                49                --                75
  2.010               2,108                    6                  6             2,481             5,987            15,462
  2.020               1,296                   --                255               104             2,337             1,934
  2.030                  --                   --                 --                --                --                --
  2.045               1,037                  108                521               780             4,144             4,423
  2.050               2,521                  508                801             5,083            29,320            23,287
  2.055                  --                   --                 --                --                --                --
  2.060               2,005                2,601              2,595            13,234            38,167            47,796
  2.070                 217                   22                  8               324                12                95
  2.080                  --                   --                 --                --                --                --
  2.095                 328                  163                 --             4,524             6,248             8,043
  2.100               2,079                  430                635             3,368            29,676            15,289
  2.110               1,595                  538                337             1,333             8,019            14,945
  2.120                  73                    4                  4                --               564             1,304
  2.145               2,459                    2                 --             1,265               864             8,562
  2.150               2,860                1,946                937             8,514            14,559            22,259
  2.155                  --                   --                 --                --                --                --
  2.160               5,662                1,263              2,226             6,084            31,775            42,085
  2.170                  --                   --                 --             1,162                --                --
  2.195                  --                  133                151               859               378             2,678
  2.200                 899                2,934              3,435             1,755             7,043            12,007
  2.205                  --                   --                 --                --                --                --
  2.210               2,223                2,573              4,383             4,446            23,883            25,288
  2.220                  45                   --                 --                --               474               363
  2.245                  --                   96                 34                --               339             3,800
  2.250                 162                  126                159             7,707             6,811             5,528
  2.260               8,528                  330                250            10,111            26,452            60,691
  2.270                 174                   --                 22                --                --               113
  2.280                  --                   --                 --                --                --                --
  2.295                  --                   81                 81                42             3,440             4,258
  2.300               2,257                  151                 76             4,271            19,975            19,932
  2.305                  --                   --                 --                --                --                --
  2.310               2,817                  117                771             1,801             6,352            12,373
  2.320                  --                   20                 20                18                49               368
  2.330                  --                   --                 --                --                --                --
  2.345                  --                    2                  5               465               907             2,028
  2.350                  97                   73                 --               675             4,519             1,755
  2.360               5,667                2,715              2,700             9,254            14,879            38,299
  2.370                  50                   --                 --                --                39               256

                                                                                                        JNL/MCM
              JNL/Lazard                           JNL/MCM           JNL/MCM           JNL/MCM          Enhanced
              Small Cap         JNL/MCM          Bond Index      Communications    Consumer Brands   S&P 500 Stock
            Value Portfolio    25 Portfolio       Portfolio      Sector Portfolio  Sector Portfolio  Index Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
  1.945    $          2,480  $         12,988  $          4,962  $              9  $            435  $          3,654
  1.950              15,174            95,213            52,226             1,021               969            22,700
  1.955                  --             1,232               259                --                --                17
  1.960              47,473           143,382            27,288             1,098             2,909            11,391
  1.970                   3            12,650               386                --                --                --
  1.980                  --                --                 2                --                --                --
  1.995               4,849            16,466            11,220               952               189             2,305
  2.000              21,058            88,175            30,731               143             1,621             6,306
  2.005                  37             1,148                17                --                --                --
  2.010              14,427            50,812            13,438                --               459             5,286
  2.020               1,422             7,334             3,955                49               258               957
  2.030                  --                28                28                --                --                --
  2.045               3,119            25,557             7,935                43               170             2,654
  2.050              18,642           110,511            29,307               362               471             6,955
  2.055                  --               103                84                --                --                --
  2.060              41,961           230,152            80,973            11,810             4,847             9,253
  2.070                 221             4,426             2,974                91                --                26
  2.080                  --                --                50                --                --                --
  2.095               8,147            12,451             6,033               444                28             1,810
  2.100              17,853            76,732            27,236             1,076             1,075             3,799
  2.110               9,394            34,202            43,729             1,354             2,069            10,691
  2.120                 701             3,274               609                --                --               128
  2.145               6,338            13,622             3,728                 2                73               884
  2.150              14,253            74,374            30,804             1,467             2,113            12,047
  2.155                  --                --                --                --                --                --
  2.160              25,949           165,822            84,787             8,930             9,147            20,718
  2.170                 605             1,770               205                --                --               126
  2.195               1,786             7,352             1,775                --                --               793
  2.200               8,588            45,775            12,639               425               201               952
  2.205                  --                --                40                --                --                --
  2.210              19,037           197,977            66,489             2,227             2,712             9,037
  2.220                 617             1,037             1,118                --                --               131
  2.245               3,187             5,233             2,334                --                14               933
  2.250               4,686            40,811            13,135                82                11             4,187
  2.260              32,092           105,202            33,160               881             1,370            13,397
  2.270                 261             1,712               245                --                --               733
  2.280                  --                32                --                --                --                --
  2.295               2,135             6,608             3,248                 9                60               896
  2.300              14,445            65,930            21,884               255                42             6,967
  2.305                  --               356               596                --                --                --
  2.310               6,311            64,096            23,265             1,114               518             8,123
  2.320                 374             1,635               453                18                --                --
  2.330                  --               261                --                --                --                --
  2.345                 950             7,042             3,414               134               103               234
  2.350               1,451            26,649               852               159                38               730
  2.360              25,578           111,298            23,638               433             1,047             2,642
  2.370                 248               494                81                --                38                42

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


               JNL/FMR           JNL/Franklin     JNL/Goldman Sachs    JNL/JPMorgan      JNL/JPMorgan       JNL/Lazard
               Capital       Templeton Small Cap        Mid Cap        International    International        Mid Cap
           Growth Portfolio     Value Portfolio    Value Portfolio   Equity Portfolio  Value Portfolio   Value Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  ----------------
M&E CLASS
  2.380    $             --  $                --  $              72  $             --  $             --  $             --
  2.395                 272                   88                 85             1,677             2,604             6,816
  2.400                 518                  170                747               839             1,266             2,537
  2.405                  --                   --                 --                --                --                34
  2.410               1,381                  361                389               680             3,883             6,208
  2.420                  --                   --                 --                --             1,836                32
  2.445               1,170                   71                 55                45               138             1,654
  2.450               1,719                   29                384               663             3,490            10,132
  2.460               3,543                  299                347             1,001            11,401            23,052
  2.470                  55                   --                 --                --                --                --
  2.480                  --                   --                 --                --                --                --
  2.495                 121                   60                 91                 7             1,948             1,228
  2.500                 293                  150              1,125             2,090             3,731             3,374
  2.505                  --                   --                 --                --                --                --
  2.510               1,766                  177              1,830             4,258             8,556            10,795
  2.520                  --                   --                 --                --               115               315
  2.545                  79                   52                 39             1,305               456             1,707
  2.550               1,346                  326                171             1,049             1,052             6,006
  2.560               1,975                  203                563             1,635             6,057             6,218
  2.570                  --                   --                 --                --                --                --
  2.595                  --                  239                238                --               467                39
  2.600                 458                   27                610                56             2,860             3,497
  2.605                  --                   --                 --                --                --                --
  2.610               1,197                  965                469             3,696            13,175            26,044
  2.620                  --                   --                 --                --                94               177
  2.645                  --                   15                 14                27                58                41
  2.650                 295                   --                 --                --             5,695             4,865
  2.660               3,895                  692                690             1,809            26,919            21,805
  2.670                  --                  180                 89                --               145               282
  2.680                  --                   --                 --                --                --                --
  2.695                  --                   32                 --                17                --               149
  2.700                 147                  156                113                --             1,902               509
  2.710               1,860                  743                430             1,896             8,040             3,988
  2.720                  --                   --                 --                --                --                --
  2.745                  --                    7                249               153               750               766
  2.750                 146                   35                 35               409             1,239             1,238
  2.755                  --                   --                 --                --                --                --
  2.760               2,876                  907              1,003               922             3,640             3,680
  2.770                  --                   --                 --               242                --               251
  2.795                  --                   --                 --                --               229                 2
  2.800                 181                  106                250               407               781             1,245
  2.805                  --                   --                 --                --                --                --
  2.810                  --                  187                183               663             1,730             1,367
  2.820                  --                   --                 --                --                --               130
  2.845                  --                   --                  7                --                --               560
  2.850                   1                    1                 74               920               240               534
  2.860                  --                    9                 --               370               212               774

                                                                                                        JNL/MCM
              JNL/Lazard                           JNL/MCM           JNL/MCM          JNL/MCM          Enhanced
               Small Cap         JNL/MCM          Bond Index      Communications    Consumer Brands  S&P 500 Stock
            Value Portfolio    25 Portfolio       Portfolio      Sector Portfolio  Sector Portfolio  Index Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
  2.380    $             --  $             --  $             27  $             --  $             --  $             --
  2.395               2,463            12,509             3,078                20                20               809
  2.400               1,139            11,079             3,754                28                28               372
  2.405                  22                 9                --                --                --                --
  2.410               6,753            47,182            18,582                14               366             1,370
  2.420                 875               966             1,754                --                --                --
  2.445                 697             4,487             2,969                 8                --                --
  2.450               8,347            38,743             7,630               927               144             3,560
  2.460              17,368            51,011            24,561             3,894             4,533             5,592
  2.470                  --             1,006               574                --                --             2,742
  2.480                  --                --                 5                --                --                --
  2.495               1,074             2,238             1,160                --                --                --
  2.500               4,416             8,090             5,427                --               204               812
  2.505                  --               363                --                --                --                --
  2.510              11,830            35,215            10,718               333             1,204             3,307
  2.520                  73               602                79                --                --                34
  2.545               1,919             2,573             3,463                --                15                98
  2.550               4,510            20,821             1,725                 6                --               383
  2.560              13,365            54,815            26,699                11               960             2,535
  2.570                  --               140             1,170                --                --                --
  2.595                  --             1,764               259                --                47               612
  2.600               2,933             8,370             2,053                21                17               170
  2.605                  --               156                --                --                --                --
  2.610              11,957            77,321            21,149             1,028             2,272             8,041
  2.620                  --               412                --                --                --                --
  2.645                 119             5,395             2,280                --                --                --
  2.650               4,101            13,967             3,397             1,194               173               193
  2.660              22,919            42,598            12,035               624               557               418
  2.670                 278             2,000               265                --                --                --
  2.680                  --               875                --                --                --                --
  2.695                  17             2,113                60               143               142                --
  2.700                 487             4,163             2,345                --                --               788
  2.710               3,934            35,272            20,715             1,187               186             4,535
  2.720                  --                --                --                --                --                --
  2.745                 705             6,762                35                --                --             1,281
  2.750                 866             1,847                73                --                --                --
  2.755                  --                --                98                --                --                --
  2.760               2,992            22,378             6,549               172               467               517
  2.770                  --                --                --                --                --               782
  2.795                  14                31               314                --               123                --
  2.800                 720             2,037             2,658                --                --             3,565
  2.805                  --                --                --                --                --                --
  2.810               2,131             6,875             2,017                 1                --               845
  2.820                  --               105                --                --                --                --
  2.845                   7                --                34                --                --                --
  2.850                 432             2,453                48                --                --                 9
  2.860               1,443            10,182               528                --                70             1,227

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


               JNL/FMR           JNL/Franklin     JNL/Goldman Sachs    JNL/JPMorgan      JNL/JPMorgan       JNL/Lazard
               Capital       Templeton Small Cap        Mid Cap        International    International        Mid Cap
           Growth Portfolio     Value Portfolio    Value Portfolio   Equity Portfolio  Value Portfolio   Value Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  ----------------
M&E CLASS
  2.870    $             --  $                --  $              --  $             --  $             --  $             --
  2.895                  22                   --                 --                --               453                84
  2.900                  72                1,599                 --             1,004               909             4,829
  2.910                 352                   23                 32               278             2,105             3,060
  2.920                  --                   --                 --                --                --                --
  2.945                  --                   --                 10                --                15               147
  2.950                  --                   --                 --                --                --               100
  2.955                  --                   --                 --                --                --                --
  2.960                  --                   --                  6             7,098               328               650
  2.970                  --                   --                 --                --                88               224
  2.995                  --                   --                 --                --                --                --
  3.000                  --                   --                 --                --               110                --
  3.010                  77                  185                100               518             2,249             5,334
  3.045                  --                   --                 --                --                --                --
  3.050                 382                  169                172               151               353                --
  3.060                 534                   46                235             3,894             1,611             2,123
  3.070                  --                   --                 --                --                --                --
  3.095                  --                   --                 --                --                --               313
  3.100                  --                   --                 --                --                --                --
  3.110                  --                   39                 39               216               105               455
  3.120                  --                   --                 --                --                --                --
  3.145                  --                   --                 --                --                --               151
  3.150                   1                    1                 --                 1               641               446
  3.160                  89                   --                 --                85                 7               113
  3.195                  --                   --                 --                --                --                --
  3.200                  --                   --                 --                --                --                --
  3.210                  --                   --                 --                --                27               349
  3.245                  --                   --                 --                --                --                --
  3.250                  --                   --                 --                --                --                --
  3.255                  --                   --                 --                --                --                --
  3.260                  --                   --                 --                --                --               276
  3.270                  --                   --                 --                --                --                --
  3.295                  --                   --                 --                --                --                --
  3.300                  --                   --                 --                --                --                --
  3.310                  46                   --                 --                --                --                --
  3.345                  --                   --                 --                --                --                --
  3.350                  --                   --                 --                --                --                --
  3.360                  --                   --                 --                --               134                --
  3.395                  --                   --                 --                --                16                63
  3.400                  --                   --                 --                --                --                --
  3.410                  --                   41                 14                13                43                45
  3.445                  32                   --                 --                --                --                --
  3.450                  --                   --                 --                --                --                --
  3.460                  --                   --                 --                --                --                --
  3.470                  --                   --                 --                --                --                --
  3.500                  --                   --                 --                --                --                --
  3.510                  --                   --                 --                --                 6                --

                                                                                                        JNL/MCM
              JNL/Lazard                           JNL/MCM           JNL/MCM          JNL/MCM          Enhanced
               Small Cap         JNL/MCM          Bond Index      Communications    Consumer Brands  S&P 500 Stock
            Value Portfolio    25 Portfolio       Portfolio      Sector Portfolio  Sector Portfolio  Index Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
  2.870    $             --  $             --  $             --  $             --  $             --  $             --
  2.895                  75               559               150                --               499                --
  2.900                 871             3,297             7,391                --                --                --
  2.910               2,559             8,061             2,810               290                --             1,489
  2.920                  --                --                --                --                --                --
  2.945                  --                --                --                --                --                --
  2.950                  --               610                40                --                --                --
  2.955                  --                43                --                --                --                --
  2.960               1,567             6,235             2,323                --               477               617
  2.970                 221                --                --                --                --                --
  2.995                  --                --               664                --                --                --
  3.000                  --               351                31                --                --                --
  3.010               2,629             7,172             4,441                --             1,840               228
  3.045                  --               316                --                --                --                --
  3.050                  --               940                --                --                --                --
  3.060               1,692            15,439             1,983               114               421               221
  3.070                  --               120                --                --                --                --
  3.095                  --               246               728                --               186                --
  3.100                  --               665                --                --                --                --
  3.110                 270             1,020                 3                --                --               372
  3.120                  --                --                --                --                --                --
  3.145                  --                --                --                --                --                --
  3.150                 314                --                --                --                --                --
  3.160                  70             2,970             2,399                --                 7                --
  3.195                  --                --               682                --                --                --
  3.200                  --             1,309                --                --                --                --
  3.210                 328               172                90               349                --                --
  3.245                  --                --                --                --                --                --
  3.250                  --                --                --                --                --                --
  3.255                  --               737                --                --                --                --
  3.260                 668             3,586               482                --                --                --
  3.270                  --                --                --                --                --                --
  3.295                  --                --                --                --                --                --
  3.300                  --                --                --                --                --                --
  3.310                  --               898               114                --                --                60
  3.345                  --                --                --                --                --                --
  3.350                  --                --                --                --                --                --
  3.360                  --               787               236                --                28                --
  3.395                 125                --                --                --                --                --
  3.400                  --                --                --                --                --                --
  3.410                  11                35                14                --                --                --
  3.445                  --                --                --                --                --                --
  3.450                  --                --                --                --                --                --
  3.460                  --               282                --                --                --                --
  3.470                  --                --                --                --                --                --
  3.500                  --                --                --                --                --                --
  3.510                  --                14                40                --                --                --

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                            JNL/FMR          JNL/Franklin      JNL/Goldman Sachs   JNL/JPMorgan       JNL/JPMorgan     JNL/Lazard
                            Capital       Templeton Small Cap        Mid Cap       International     International       Mid Cap
                       Growth Portfolio     Value Portfolio     Value Portfolio   Equity Portfolio  Value Portfolio  Value Portfolio
                       ----------------   -------------------  -----------------  ----------------  ---------------  ---------------
M&E CLASS
  3.545                $             --   $                --  $              --  $             --  $            --  $            --
  3.560                              --                    --                 --                --              840               --
  3.610                             120                    --                 --                --               --               --
  3.650                              --                    --                 --                --               --               --
  3.660                              --                    --                 --                --               --               --
  3.695                              --                    --                 --                --               --               --
  3.700                              --                    --                 --                --               --               --
  3.710                              --                    --                 --                --               --               --
  3.750                              --                    --                 --                --               --               --
  3.760                              --                    --                 --                --               --               --
  3.800                              --                    --                 --                --               --               --
  3.860                              --                    --                 --                --               --               --
  3.895                              --                    --                 --                --               --               --
  3.910                              --                    26                 25                26               26               --
  4.000                              --                    --                 --                --               --               --


PERSPECTIVE
 Standard Benefit             1,499,092               10,570             22,914           676,353           315,503          542,494
  Maximum Anniversary
   Value Benefit                    871                   --                 --               357                --            2,856
 Earnings Protection
   Benefits                       2,734                   --                272             2,384             1,740            1,541
 Combined Optional
   Benefits                          31                   --                 --                29             1,001              118
                       ----------------   -------------------  -----------------  ----------------  ---------------  ---------------
      Total            $       1,754,300  $            68,566  $         117,225  $      1,182,928  $     1,465,706  $     2,394,256
                       =================  ===================  =================  ================  ===============  ===============
                                                                                                          JNL/MCM
                         JNL/Lazard                    JNL/MCM       JNL/MCM             JNL/MCM         Enhanced
                          Small Cap        JNL/MCM    Bond Index   Communications    Consumer Brands  S&P 500 Stock
                       Value Portfolio  25 Portfolio  Portfolio   Sector Portfolio  Sector Portfolio  Index Portfolio
                       ---------------  ------------  ----------  ----------------  ----------------  ---------------
M&E CLASS
  3.545                $            --  $         --  $       --  $             --  $             --  $            --
  3.560                             --          1,374      1,856                --             1,094              555
  3.610                             --            539         --                --                --              153
  3.650                             --             --         --                --                --               --
  3.660                             --             --         --                --                --               --
  3.695                             --             --         --                --                --               --
  3.700                             --             --         --                --                --               --
  3.710                             --             --         --                --                --               --
  3.750                             --             --         --                --                --               --
  3.760                             --             --         --                --                --               --
  3.800                             --             --         --                --                --               --
  3.860                             --             --         --                --                --               --
  3.895                             --             --         --                --                --               --
  3.910                             --             --         26                --                --               --
  4.000                             --             35         --                --                --               --


PERSPECTIVE
 Standard Benefit              424,462        599,780     96,615           112,215           128,168          104,811
  Maximum Anniversary
   Value Benefit                 1,718          2,836        744                --                --            1,309
  Earnings Protection
   Benefits                      1,757         16,650        139             5,092             6,290              671
  Combined Optional
   Benefits                        496            30         742                --                --               --
                       ---------------  ------------  ----------  ----------------  ----------------  ---------------
      Total            $     1,867,597  $  7,909,939  $2,379,067  $        226,484  $        252,966  $       848,947
                       ===============  ============  ==========  ================  ================  ===============

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):

                JNL/MCM           JNL/MCM             JNL/MCM            JNL/MCM          JNL/MCM            JNL/MCM
               Financial           Global            Healthcare       International        JNL 5           Nasdaq(R)
           Sector Portfolio     15 Portfolio      Sector Portfolio   Index Portfolio      Portfolio       15 Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  ----------------
M&E CLASS
   1.000   $             --  $            19,174  $             497  $          6,315  $            204  $             --
   1.100                 --               11,071                558             2,798            18,586               717
   1.150              8,121              665,675             28,256           211,137           138,208            23,158
   1.250              9,223              508,336             38,072           193,161           768,241            45,023
   1.300              4,664              161,907              5,832            93,259            56,276             3,143
   1.350              1,420               11,218              1,622            14,707               520               315
   1.395                 --                   --                 --                --                --                --
   1.400              5,233              136,553              8,268            70,477            90,853             8,909
   1.420                 --                1,137                 --             2,163                --                --
   1.450              9,539               79,041              8,230            41,778             9,317             5,026
   1.500             14,790              574,358             33,834           241,789           291,356            16,711
   1.545                184               59,889              1,652            25,892            18,462             1,210
   1.550             16,036               98,216             13,086            43,924           160,400             8,245
   1.560                 --                7,495                 --             1,127            14,071                --
   1.570                258               14,511                479             5,258             6,412               187
   1.575                 --                   --                 --                --                --                --
   1.600              8,279              419,756             25,527           189,902           196,724             9,359
   1.605                 --                  658                 --                --             1,605                --
   1.630                 --                  892                 18                28               139               467
   1.645                 79               15,484                841             5,191             8,810             1,838
   1.650              6,355              479,471             24,365           176,865         1,078,062            27,935
   1.660                 --                9,928                176                90            33,793               173
   1.670                  7               10,016                502             5,849             8,912               208
   1.695              1,127               27,139              3,044            11,599            26,270               113
   1.700             10,638              173,222             23,105            99,595           200,563             8,127
   1.710             13,840              409,911             24,718           177,429           168,784            15,318
   1.720                 --                5,043                558             2,611                66               373
   1.725                 --                   --                 --                --                --                --
   1.745                 --                  254                 --               255               232                --
   1.750              1,525              108,699              5,069            44,058           139,692             1,347
   1.760                 32               23,824                751             6,452             7,376               208
   1.795                782               19,303                540             4,677             5,144                --
   1.800              7,737              179,249             13,175            56,060           172,834            14,340
   1.810             12,406              278,186             31,382           110,622           498,761            15,984
   1.820                 --                1,319                 10             2,901             1,721                --
   1.825                 --                   --                 --                --                --                --
   1.845                545               26,294              1,155             6,913            16,970             1,910
   1.850              4,989               97,961              7,736            50,220           190,418             3,443
   1.855                 --                   17                 --                --                --                --
   1.860              7,330              184,543             13,856           102,572            66,570             2,447
   1.870                 78                5,434                568             5,103                --                --
   1.880                 --                   81                 --                --                --                --
   1.895              2,856               24,989              8,339            13,483            17,776             1,386
   1.900              4,532              129,986             10,169            63,566           337,476            24,802
   1.905                  8                   16                  8               231                 8                --
   1.910                 --                2,901                318               404             1,612                --
   1.920                526               12,771              2,146             4,316             5,395               300
                 JNL/MCM         JNL/MCM            JNL/MCM           JNL/MCM          JNL/MCM            JNL/MCM
                Oil & Gas     S&P 400 MidCap        S&P 500       Select Small Cap     Small Cap         Technology
            Sector Portfolio  Index Portfolio   Index Portfolio      Portfolio      Index Portfolio   Sector Portfolio
            ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
   1.000    $          4,808  $          5,199  $          6,676  $         18,120  $          5,648  $            976
   1.100                 527             1,937             3,834             9,007             1,397               313
   1.150              52,565           237,249           409,615           584,315           198,950            17,343
   1.250              71,056           149,539           234,057           406,847           127,815            24,346
   1.300              25,500           117,766           186,489           151,480           110,183             3,002
   1.350               5,155             6,056             6,240            10,301             5,885                --
   1.395                  --                --                --                --                --                --
   1.400              20,504            75,279           110,548           123,322            64,707             4,608
   1.420                  --             2,120               987               620               417                --
   1.450              10,347            47,980            79,301            70,319            37,191            10,193
   1.500              65,124           284,954           348,626           504,746           216,143            14,128
   1.545              15,672            35,713            40,710            53,037            23,238               235
   1.550              15,512            55,586            71,700            70,192            47,477            19,187
   1.560               8,195               348               347             6,909               434                --
   1.570               1,872             6,683            10,713            13,647             2,905               152
   1.575                  --                --                --                --                --                --
   1.600              58,894           211,856           261,978           383,454           165,275            12,310
   1.605                  --                --             5,386               661                --                --
   1.630                 538                28                27               894               864                --
   1.645               3,456             6,116             4,970            11,318             4,456               752
   1.650              63,742           154,689           232,722           411,651           127,546            11,335
   1.660                  --             3,020             2,500            11,936             1,287               173
   1.670                 795             6,630             3,563             6,814             2,008               251
   1.695               5,648            16,209            40,649            24,769            13,950             1,223
   1.700              38,232            96,587           161,966           145,617            88,095             8,977
   1.710              85,890           187,369           318,203           358,286           155,145            17,309
   1.720               1,264             3,550             3,766             4,616             1,119               543
   1.725                  --                --                --                --                --                --
   1.745                 518               491                --                --               250               246
   1.750              13,470            43,984            76,898            98,803            38,631             2,367
   1.760                 534             6,936             6,108            22,450             5,806                10
   1.795               3,785             6,109            11,045            19,815             4,352               520
   1.800              26,631            59,174            88,339           152,390            48,726             7,229
   1.810              70,815           111,690           172,676           232,143           103,537            17,082
   1.820                  --             2,054             2,884             1,325             1,638                --
   1.825                  --                --                --                --                --                --
   1.845               5,510            13,040            26,171            18,906            11,393               999
   1.850              18,889            42,958            63,634            83,921            43,239             3,686
   1.855                  --                --                --                16                --                --
   1.860              24,598           110,749           180,616           162,858            95,027             6,731
   1.870               1,658            10,718             6,125             2,971             4,639               213
   1.880                  --                --                --                79                --                --
   1.895              12,495            18,912            33,879            25,632            16,371             7,941
   1.900              22,041            70,903            96,790           115,407            61,464             5,165
   1.905                   8               232               229                15               231                 8
   1.910               7,605               251                --             2,833                --                --
   1.920               3,633             4,669             9,619             9,915             4,190               476

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):

                JNL/MCM           JNL/MCM             JNL/MCM            JNL/MCM         JNL/MCM            JNL/MCM
               Financial           Global            Healthcare       International        JNL 5           Nasdaq(R)
           Sector Portfolio     15 Portfolio      Sector Portfolio   Index Portfolio      Portfolio       15 Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  ----------------
M&E CLASS
   1.945   $            165  $             9,154  $           1,009  $          4,949  $         25,995  $            624
   1.950             10,830               97,831             13,584            40,288           155,719             5,611
   1.955                 22                1,302                 14               204               144                --
   1.960              2,819              155,179              9,877            44,423            44,500             2,786
   1.970                 --                2,594                838               607                --             1,071
   1.980                  1                   --                  1                 1                 7                --
   1.995                632               15,374                815            11,059            12,705               102
   2.000              4,836               98,465             11,316            42,623           220,721             5,918
   2.005                 --                1,281                 --               468                10                --
   2.010                151               50,520              3,438            12,957            10,986               164
   2.020                125                7,729                277             2,757             4,261                --
   2.030                 --                   28                 --               320                --                --
   2.045                 25               24,467                103            15,331            31,313             1,541
   2.050              2,362              118,500              4,951            36,813            61,252             4,037
   2.055                 --                  107                 --                --                --                --
   2.060             12,553              249,995             30,186           113,212           204,848             9,647
   2.070                231                3,849                527             4,864            17,123                97
   2.080                 --                   --                 --                54                --                --
   2.095                415               12,449                495             7,914             3,826               151
   2.100              2,540               83,143              7,731            40,967           200,659             2,833
   2.110              1,458               40,940              6,001            50,018           158,816             1,417
   2.120                 --                2,016                 76             1,686             1,376                --
   2.145                205               13,780                266             5,286             6,045                41
   2.150              5,054               78,004             10,964            38,119           221,411             3,004
   2.155                 --                   --                 --                --                --                --
   2.160             12,605              178,673             18,430            94,935           107,582             1,286
   2.170                 --                2,106                 --               831               138                --
   2.195                 19                6,337                166             1,860             4,566               213
   2.200              4,430               53,375              6,606            24,479           172,184             5,687
   2.205                 --                   --                 --                42                --                --
   2.210              3,746              209,928             12,780            83,822           429,543             7,431
   2.220                  8                1,698                 --               777             3,184                11
   2.245                 14                5,808                 20             7,246            54,446               752
   2.250                 96               43,279              2,327            17,026            65,104             2,991
   2.260              5,510              104,747             13,442            50,515           130,831             2,612
   2.270                 --                2,167                194               170               755               421
   2.280                 --                   22                 --                --                --                --
   2.295                 --                6,992                545             3,657            14,506               657
   2.300                536               66,553              1,475            20,701            48,369               479
   2.305                 --                  448                 --                62                --                --
   2.310              1,274               66,835              3,975            38,869            48,273               847
   2.320                 --                2,782                 62               927             8,641                --
   2.330                 --                  274                 --                --                --                --
   2.345                 32                9,416                148             1,485            23,241               137
   2.350                515               33,131              2,047             1,610            25,215             4,361
   2.360              1,503              119,875              5,856            33,818           126,259             3,512
   2.370                 --                  530                 52               432             5,675               172
                JNL/MCM         JNL/MCM            JNL/MCM           JNL/MCM          JNL/MCM            JNL/MCM
               Oil & Gas     S&P 400 MidCap        S&P 500       Select Small Cap     Small Cap         Technology
           Sector Portfolio  Index Portfolio   Index Portfolio      Portfolio      Index Portfolio   Sector Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
   1.945   $          4,931  $          7,576  $          7,342  $          7,156  $          4,941  $            401
   1.950             23,728            61,356            85,633            87,703            35,095             8,868
   1.955                413               455               979             1,529               205                --
   1.960             32,552            54,639            78,294           141,741            51,412             1,630
   1.970                389             6,470               596               396             3,637                --
   1.980                  1                 1                 1                --                 1                --
   1.995              3,009            12,048            16,914            11,434            11,031               900
   2.000             30,332            42,285            54,147            81,733            36,692             1,237
   2.005                158               432               137             1,157               397                --
   2.010             13,468            25,988            37,677            44,264            17,469             2,386
   2.020              2,926             3,665             3,917             5,315             3,849               477
   2.030                597               423               107                28               398                --
   2.045              3,347            15,932            17,232            19,993            11,663                90
   2.050             13,377            36,823            57,799           104,998            34,038             2,682
   2.055                 --                --                --               113                --                --
   2.060             73,175           130,404           194,870           220,034           120,627            18,445
   2.070                901             4,449             2,841             3,443             3,663               213
   2.080                 --                55                52                --                54                --
   2.095              1,262             7,319             7,980            11,186             8,555                28
   2.100             30,660            32,822            49,547            74,974            29,184             2,560
   2.110             11,181            47,123            88,644            29,831            45,991             3,426
   2.120              1,446             1,649             2,347               474             1,616                --
   2.145              1,225             7,691            12,568            13,654             7,019               155
   2.150             16,167            41,213            51,653            59,135            32,329             4,455
   2.155                 66                --                --                --                --                --
   2.160             39,493           108,094           151,035           158,015            98,301             9,685
   2.170                364               553             1,556             1,348               619                --
   2.195              1,866             3,130             6,887             6,183             3,299               123
   2.200             13,606            27,306            44,798            45,007            22,496             2,603
   2.205                 --                41                41                --                41                --
   2.210             36,527            86,067           134,401           191,819            78,284             4,785
   2.220                  9             1,752             2,842             1,400               657                --
   2.245                866             5,678            17,363             5,523             5,693               236
   2.250              7,176            13,915            21,044            38,391            15,348               411
   2.260             46,978            59,127            94,498           114,638            65,430             2,066
   2.270                235               172             1,004             1,849               165                --
   2.280                 22                --                --                --                --                --
   2.295              1,975             8,163             8,495             6,500             6,985                --
   2.300             12,461            22,371            58,013            59,197            19,731               278
   2.305                 --                61                60               188                61                --
   2.310             13,515            42,738            68,907            66,016            39,460               652
   2.320              3,756               764             1,927             1,285             1,978                62
   2.330                 --                --                --               276                --                --
   2.345              5,714             2,793             3,998             6,261             1,677                25
   2.350              4,305               692            15,973            26,035               641               258
   2.360             24,362            27,532            52,117           111,397            24,538             4,687
   2.370              2,439               278               683               294               281                --

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):

                JNL/MCM           JNL/MCM             JNL/MCM            JNL/MCM         JNL/MCM            JNL/MCM
               Financial           Global            Healthcare       International        JNL 5           Nasdaq(R)
           Sector Portfolio     15 Portfolio      Sector Portfolio   Index Portfolio      Portfolio       15 Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  ----------------
M&E CLASS
   2.380   $             16  $                86  $              55  $             22  $            234  $             --
   2.395                151                9,393                806             4,130            12,344               410
   2.400                326               17,306                580             8,428           103,406             4,262
   2.405                 --                   --                 --                --               189                --
   2.410                841               52,120              1,791            25,071            68,272             3,384
   2.420                 --                1,038                 --               923             3,083                --
   2.445                149                5,987                334             2,628            18,182                --
   2.450                516               43,722              1,423             7,300            48,325             2,691
   2.460              3,639               54,382              7,436            27,913           174,708             2,190
   2.470                 --                1,058                 57               893               587                --
   2.480                  3                   --                  2                 4                22                --
   2.495                629                3,240                963             1,327             4,945                63
   2.500                235               11,537                357             4,628            58,830             2,097
   2.505                 --                  382                 --                --                --                --
   2.510              4,253               37,023              8,496            21,252            87,181               871
   2.520                 --                  879                161               150             7,900               110
   2.545                777                3,744                700             3,199             7,887                --
   2.550                 70               18,138                538             3,163            37,310             2,944
   2.560              1,049               56,702              6,420            38,786            59,389             1,906
   2.570                 --                  145                 --             1,323             3,626                --
   2.595                 --                1,746                 19               406            12,642               455
   2.600                  4                9,952                543             3,105            34,833               200
   2.605                 --                  165                 --                --                --                --
   2.610              5,548               75,180              9,097            30,226            27,530             3,072
   2.620                 --                  448                 74               268             1,767                --
   2.645                 --                5,692                291               716            22,190               404
   2.650              2,192               13,744              2,179             5,100            31,288               126
   2.660              1,294               39,932              7,776            34,488           144,632            10,823
   2.670                 --                2,467                 71               324                --                --
   2.680                 --                  979                 --                --                --                --
   2.695                142                2,369                159               221               536               159
   2.700                236                4,489                230             2,621            25,547             1,836
   2.710              4,710               40,397              5,505            31,179            91,204             2,433
   2.720                 --                   --                 --                --                --                --
   2.745                476                8,419                599               385             6,000               269
   2.750                809                2,958                473             1,476            10,178               406
   2.755                 --                   --                 --               101                --                --
   2.760              1,527               23,231              2,520            10,784           150,613             3,567
   2.770                 --                   --                219                --                --                --
   2.795                939                  145                621               310             2,692               232
   2.800                465                2,352                 21             3,684             3,282               209
   2.805                 --                   --                 --                --                --                --
   2.810                 29                9,153                517            21,334            14,552                97
   2.820                 --                  343                 --                --               488               162
   2.845                 --                  417                 --                36             1,698                --
   2.850                 --                  984                 50               316             2,860               113
   2.860                332               12,399                827             1,028            20,320             2,745

                 JNL/MCM         JNL/MCM            JNL/MCM           JNL/MCM          JNL/MCM            JNL/MCM
                Oil & Gas     S&P 400 MidCap        S&P 500       Select Small Cap     Small Cap         Technology
            Sector Portfolio  Index Portfolio   Index Portfolio      Portfolio      Index Portfolio   Sector Portfolio
            ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
   2.380    $             62  $             22  $             22  $             --  $             22  $             --
   2.395               2,862             8,294             6,427             8,439             7,925               213
   2.400               2,666             6,642             9,650            13,613             6,483               268
   2.405                  --               138               127                --                --                --
   2.410               5,878            27,533            31,129            42,046            27,098               493
   2.420                 244               378             1,152             1,007               702                --
   2.445               3,629             2,243             3,990             3,940             2,149               246
   2.450               7,213             7,198            16,615            37,569             7,613               532
   2.460              94,982            31,074            47,910            46,719            27,937               954
   2.470                 216               383             1,601             1,063               377                --
   2.480                   3                 4                 4                --                 4                --
   2.495               6,850             1,753             1,872             2,406             1,150                --
   2.500               4,722             3,525             8,304             6,897             3,496               936
   2.505                  --                --                --               398                --                --
   2.510              27,328            23,922            34,688            31,603            21,595               715
   2.520               2,806               332               381               612               429                --
   2.545               3,455             4,010             4,670             2,741             4,037               391
   2.550               4,798             2,984            15,379            15,264             2,947               206
   2.560               4,465            43,272            43,107            53,852            37,447               577
   2.570                  --             1,300             1,222                --             1,249                --
   2.595               1,147             3,134             3,639             1,179             3,733                --
   2.600               1,329             2,868             4,889             7,134             2,609                92
   2.605                  --                --                --               161                --                --
   2.610              65,980            32,087            58,861            62,484            28,346               360
   2.620                 129                16               322               445               153                95
   2.645               1,737             1,181             3,221             5,819               720               566
   2.650              10,261             1,785             2,523            11,407             2,078                --
   2.660              58,173            40,056            54,487            34,211            33,654               612
   2.670                 131                75               383             2,230               135                61
   2.680                  --                --                --             1,012                --                --
   2.695                 183               709               686             2,227                63               141
   2.700               2,042             2,100             2,383             2,614             1,853                --
   2.710              10,083            34,550            40,200            32,487            30,456             5,003
   2.720                  --                --                --                --                --                --
   2.745               4,507               306               324             6,929               306               183
   2.750               2,105               321             3,071             2,188               263                79
   2.755                  --                99                99                --                99                --
   2.760              12,500            12,328            16,818            23,064            11,893             1,670
   2.770                  --                --             1,739                --                --                --
   2.795               2,871               329               330               135               298                --
   2.800               1,320             2,497             8,752             2,847             2,349                --
   2.805                  --                --                --                --                --                --
   2.810               8,250            19,115            15,238             6,401            18,495               354
   2.820                 130                --                --                --               177                --
   2.845                 185               142               139                --               141                --
   2.850                 734               123               782               834                52                --
   2.860               2,557               962             1,222            10,412             1,066               183

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):

                JNL/MCM           JNL/MCM             JNL/MCM            JNL/MCM         JNL/MCM            JNL/MCM
               Financial           Global            Healthcare       International        JNL 5           Nasdaq(R)
           Sector Portfolio     15 Portfolio      Sector Portfolio   Index Portfolio      Portfolio       15 Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  ----------------
M&E CLASS
   2.870   $             --  $                --  $              --  $             --  $             --  $             --
   2.895                 75                1,060                 48               715             3,585               473
   2.900                 --                3,464                 --            10,653             1,364                --
   2.910              1,191               12,441              2,158             8,348            40,353               821
   2.920                 --                   --                 --                --               637                --
   2.945                216                  610                573                --             7,092                --
   2.950                 --                1,535                 --                --             5,930               574
   2.955                 --                   45                 --                --                --                --
   2.960                196                8,811                360             4,017            34,912             9,488
   2.970                 --                   55                 --                --               350                --
   2.995                 --                   --                 --               832             8,739                --
   3.000                 --                  351                 --                33             2,264                --
   3.010              2,327                8,177              2,246             5,272            30,589               477
   3.045                 16                  329                 14                --                --                --
   3.050                 --                  958                 --               209            11,385                --
   3.060                490               16,732              1,850             6,582            74,421             1,368
   3.070                 --                  121                 --                --                --                --
   3.095                 --                  436                 --               560            22,070                --
   3.100                 --                  699                 --                --             3,243                --
   3.110                590                2,564                128               897             8,478               517
   3.120                 --                   --                 --                --               487                --
   3.145                 --                   --                 --                --             3,848                --
   3.150                 --                   --                 --                --               132                18
   3.160                 --                3,815                 92             2,258            30,681               519
   3.195                 --                   --                 --               704             7,241                --
   3.200                 --                1,364                 --                --                --                --
   3.210                 40                  223                 --               789             1,230               357
   3.245                 --                   --                 --                --                --                --
   3.250                 --                   --                 --                --                --                --
   3.255                 --                  780                 --                --                --                --
   3.260                 --                2,989                 --               209            12,711               674
   3.270                 --                   --                 --                --                --                --
   3.295                 --                   --                 --                --               869             6,548
   3.300                 --                3,042                 --                --                --                --
   3.310                 --                  937                 --               149             6,195                --
   3.345                 --                   --                 --                --                --                --
   3.350                 --                   --                 --                --                --                --
   3.360                 42                  814                 --             1,349            17,221                27
   3.395                 --                   --                 --                --               294                --
   3.400                 --                   --                 --                --                --                --
   3.410                 --                    7                 --                --                --                --
   3.445                 --                   --                 --                --               182                --
   3.450                 --                   --                 --                --                --                --
   3.460                 --                  311                 --                --             2,730                --
   3.470                 --                   --                 --                --               537                --
   3.500                 --                   --                 --                --                --                --
   3.510                 --                   14                 --                --             1,533                --
                JNL/MCM         JNL/MCM            JNL/MCM           JNL/MCM          JNL/MCM            JNL/MCM
               Oil & Gas     S&P 400 MidCap        S&P 500       Select Small Cap     Small Cap         Technology
           Sector Portfolio  Index Portfolio   Index Portfolio      Portfolio      Index Portfolio   Sector Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
   2.870   $             --  $             --  $             --  $             --  $             --  $             --
   2.895                282               714               797               968               711                --
   2.900              2,804            10,172             9,171             3,529            10,217                --
   2.910              6,768             4,952             7,450             6,951             3,207               868
   2.920                113                --                --                --                --                --
   2.945                397                --                --                --               117               205
   2.950                 41                --               174               619               157                --
   2.955                 --                --                --                46                --                --
   2.960              3,896             4,252             4,103             6,621             3,143             1,947
   2.970                 97                --                --                --                --                --
   2.995                 --               788               730                --               771                --
   3.000              1,278                32                32               355                32                --
   3.010              2,383             6,446            10,534             8,019             4,909             1,153
   3.045                 17               788               747               329               761                14
   3.050                424               190                --               657               104                --
   3.060              6,272             3,638             6,437            17,124             4,169             1,373
   3.070                 61               886             2,302                61               646                --
   3.095                 --               251                --                --               188                --
   3.100                 --                --                --               746                --                --
   3.110              1,022               125               265               960                43               208
   3.120                 --                --                --                --                --                --
   3.145                546                --                --                --                --                --
   3.150                315                --                --                --                --                --
   3.160                 87             2,162             3,465             3,555             2,571                --
   3.195                 --               716               690                --               697                --
   3.200                 --                --                --             1,334                --                --
   3.210                113             4,028            13,045               198             2,724                --
   3.245                 --                --                --                --                --                --
   3.250                 --                --                --                --                --                --
   3.255                 --                --                --               760                --                --
   3.260                170               350             2,348             2,967               172                --
   3.270                975                --                --                --                --                --
   3.295                395                --                44                --                --                --
   3.300              4,517                --                --                --             3,063                --
   3.310                831               694             2,156               972               489                --
   3.345                 --                --                --                --                --                --
   3.350                 --                --                --                --                --                --
   3.360                392             2,044             4,814               820             1,448               157
   3.395                197                --                --                --                --                --
   3.400                 --                --                --                --                --                --
   3.410                 83                --                --                 7                --                --
   3.445                 --                --                --                --                --                --
   3.450                 --                --                --                --                --                --
   3.460                 --                --             3,742               296                --                --
   3.470                 --                --                --                --                --                --
   3.500                 --                --                --                --                --                --
   3.510                123                --                31                --                --                --

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):

                           JNL/MCM          JNL/MCM        JNL/MCM           JNL/MCM       JNL/MCM     JNL/MCM         JNL/MCM
                          Financial         Global        Healthcare      International     JNL 5      Nasdaq(R)      Oil & Gas
                       Sector Portfolio  15 Portfolio  Sector Portfolio  Index Portfolio  Portfolio   15 Portfolio  Sector Portfolio
                       ----------------  ------------  ----------------  ---------------  ----------  ------------  ----------------
M&E CLASS
   3.545               $             --  $         --  $             --  $            --  $       --  $         --  $          1,311
   3.560                          1,364            --             1,426            2,529       5,622            --             1,530
   3.610                             79           731                --               --         791           156                98
   3.650                             --            --                --               --          --            --                --
   3.660                             --            --                --               --          --            --                --
   3.695                             --            --                --               --         213            --                --
   3.700                             --            --                --               --          --            --                --
   3.710                             --            --                --                4          --            --             1,246
   3.750                             --            --                --               --          --            --                --
   3.760                             --            --                --               --          --            --                --
   3.800                             --            --                --               --          --            --                --
   3.860                             --            --                --               --          --            --                --
   3.895                             --            --                --               --          --            --                --
   3.910                             --            26                --               --          --            --                48
   4.000                             --            38                --               --          --            --                --

PERSPECTIVE
 Standard Benefit               223,344       642,089           300,318          202,923     284,197        13,750           432,280
  Maximum Anniversary
    Value Benefit                    --         2,554                --            1,063       2,447           110               160
  Earnings Protection
    Benefits                      9,613        12,541            12,825              422       2,428            --            10,402
  Combined Optional
    Benefits                         --            31                --               --         955            --                 3
                       ----------------  ------------  ----------------  ---------------  ----------   -----------  ----------------
    Total              $        498,791  $  8,283,148  $        893,004  $     3,502,726  $9,348,076   $   397,448  $      2,088,676
                       ================  ============  ================  ===============  ==========   ===========  ================
                          JNL/MCM         JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM
                       S&P 400 MidCap      S&P 500       Select Small Cap     Small Cap       Technology
                       Index Portfolio  Index Portfolio      Portfolio     Index Portfolio  Sector Portfolio
                       ---------------  ---------------  ----------------  ---------------  ----------------
M&E CLASS
   3.545               $            --  $            --  $             --  $            --  $             --
   3.560                         2,002            2,197                --            1,956                --
   3.610                            --               --               616               --                78
   3.650                            --               --                --               --                --
   3.660                            --               --                --               --                --
   3.695                            --               --                --               --                --
   3.700                            --               --                --               --                --
   3.710                             8                8                --                5                --
   3.750                            --               --                --               --                --
   3.760                            --               --                --               --                --
   3.800                            --               --                --               --                --
   3.860                            --               --                --               --                --
   3.895                            --               --                --               --                --
   3.910                            --               --                --               --                --
   4.000                            --               --                36               --                --

PERSPECTIVE
 Standard Benefit              169,875          269,574           598,067          151,179           235,242
  Maximum Anniversary
    Value Benefit                1,048            1,009             2,362            1,038                --
  Earnings Protection
    Benefits                       179              160            15,725              234             9,373
  Combined Optional
    Benefits                        --               --                 8               --                --
                       ---------------  ---------------  ----------------  ---------------  ----------------
    Total              $     3,703,508  $     5,571,888  $      7,253,367  $     3,173,530  $        539,401
                       ===============  ===============  ================  ===============  ================

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                JNL/MCM            JNL/MCM             JNL/MCM           JNL/MCM        JNL/Oppenheimer
                 Dow(SM)            S&P(R)           Value Line(R)         VIP          Global Growth    JNL/Oppenheimer
              10 Portfolio      10 Portfolio         25 Portfolio        Portfolio         Portfolio     Growth Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  ----------------
M&E CLASS
   1.000   $         17,811  $            23,938  $           4,075  $             --  $          4,434  $          1,832
   1.100              9,219               10,730              3,955               964             1,280                --
   1.150            637,151              718,112            132,471            71,855           107,821            27,757
   1.250            441,301              511,635            297,072           157,321            53,224             5,126
   1.300            176,169              177,735             40,528            19,565            53,506            15,438
   1.350             11,926               12,098                 --               160                --                --
   1.395                 --                   --                 --                --                --                --
   1.400            145,126              136,995             51,480            13,602            56,288            16,564
   1.420                386                1,277                589                --                --                --
   1.450             74,883               89,023             26,510            10,417            15,945             1,954
   1.500            511,365              599,419            147,076            64,669            70,766            13,117
   1.545             66,097               77,990             14,064             7,756             8,618             2,071
   1.550             82,759              109,757             69,443            39,322             9,122             1,554
   1.560              6,267                7,873              1,149             8,582                --             2,001
   1.570             15,608               13,736                740             1,442             4,334             1,306
   1.575                 --                   --                 --                --                --                --
   1.600            380,445              442,457            129,807            72,720            57,464             8,632
   1.605                610                  723                  8                --                --                --
   1.630                171                  540              1,278                --               417                --
   1.645             12,737               15,097              9,235             5,407             2,929               198
   1.650            406,136              465,706            315,258           211,905            50,746            11,562
   1.660             12,954               10,963                492               218                --                --
   1.670              9,939                9,814              3,051             1,319               527               393
   1.695             34,977               30,463              4,947             5,395             4,951               699
   1.700            174,570              183,824             63,536            50,179            39,208             6,463
   1.710            364,976              436,893            107,494            55,840            93,565            30,218
   1.720              4,603                4,636                142                --             1,538               846
   1.725                 --                   --                 --                --                --                --
   1.745                 --                  365                241                --                --                --
   1.750            102,517              122,840             27,396            15,293            17,058             7,547
   1.760             15,752               26,404              8,177             2,761                79                --
   1.795             19,686               22,066              2,727               244             8,066             2,859
   1.800            166,728              194,721             75,978            34,982            22,335             4,925
   1.810            238,103              284,129            153,265            87,526            29,942            11,767
   1.820              2,504                2,382                160                --             4,091               177
   1.825                 --                   --                 --                --                --                --
   1.845             24,693               22,784              8,783             3,089             4,308             2,116
   1.850             85,563              101,739             53,986            32,817             8,099             2,958
   1.855                 16                   17                 --                --                --                --
   1.860            193,641              185,674             30,750            13,024            47,926            12,981
   1.870              2,683                1,088                878                --                24                21
   1.880                 77                   81                 --                --                --                --
   1.895             31,016               35,370              5,873             8,306             6,811             3,204
   1.900            121,580              129,976             90,368            93,568            21,452             4,652
   1.905                 16                   16                 --                 8                12                --
   1.910              2,669                3,273              2,066                --                --                --
   1.920             11,730               13,609              5,096               642             1,290               234

                                                                                         JNL/              JNL/
               JNL/PIMCO                           JNL/Putnam       JNL/Putnam        S&P Managed       S&P Managed
              Total Return       JNL/Putnam          Midcap         Value Equity       Aggressive       Conservative
             Bond Portfolio   Equity Portfolio  Growth Portfolio      Portfolio     Growth Portfolio     Portfolio
            ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
   1.000    $          4,102  $             --  $            475  $             --  $          6,117  $             --
   1.100               1,796                --                --               118                --               758
   1.150             361,522            14,539            30,752            55,849           616,353            12,430
   1.250             159,968             2,204             5,831            20,120           147,095            58,470
   1.300             172,372             7,635            14,166            38,595           248,591             2,429
   1.350                 986                --                --             7,943            11,015                --
   1.395                  --                --                --                --                --                --
   1.400              97,519             3,885             6,008            36,265           239,400                40
   1.420                 952                --                --                --                --                --
   1.450              50,538             2,735             3,632            18,450            77,064             2,613
   1.500             223,099             3,016             8,821            43,751           448,671            10,887
   1.545              44,127               773             4,389             6,130            75,133               987
   1.550              45,546             1,520             1,096             1,274            35,822            26,740
   1.560                 403                --                --                --                --                --
   1.570              14,406               680             1,044             2,538            12,004               351
   1.575                  --                --                --                --                --                --
   1.600             150,256             3,591             5,613            17,705           203,548             4,719
   1.605                  --                --                --                --                --                --
   1.630                  --                --                --                --                --                --
   1.645              11,236                 2                11                56            10,778               178
   1.650             214,481             4,786             6,941            38,475           150,870            75,219
   1.660               4,102                --                --                --             5,719                --
   1.670               4,666                --                32                --             5,443               910
   1.695              17,215               809             2,158             7,583            22,603               345
   1.700             106,430             3,371            14,232            13,643           151,519            31,656
   1.710             286,831            14,465            33,358            58,700           479,384            14,358
   1.720              16,267               205                69             2,104             9,850                --
   1.725                  --                --                --                --                --                --
   1.745                  --                --                --                --                --                --
   1.750              88,122             1,857             4,283             8,503           137,737             3,975
   1.760               6,415                35                 1                --             2,063             7,223
   1.795              14,294               273             1,217               895            16,198                --
   1.800              70,003             4,093             4,501            11,748            90,408            14,591
   1.810             104,740             1,547             7,642             2,383            72,821            64,817
   1.820               2,835                79                40                91            14,686                --
   1.825                  --                --                --                --                --                --
   1.845              35,533             1,357             2,312             1,362            27,093               482
   1.850              50,158               734               865             1,278            36,455            19,193
   1.855                  --                --                --                --                --                --
   1.860             174,049             8,265            11,906            32,507           291,530             7,787
   1.870               3,481                --                --                --               563                --
   1.880                  --                --                --                --                --                --
   1.895              28,640             1,230             3,238             6,786            34,223               169
   1.900              93,274             2,749             4,467             9,410            56,814             9,014
   1.905                  --                --                --                --                --                --
   1.910                  --                --                --                --                --                --
   1.920               5,348                11                80             1,463             5,814                --

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                JNL/MCM            JNL/MCM             JNL/MCM           JNL/MCM        JNL/Oppenheimer
                 Dow(SM)            S&P(R)           Value Line(R)         VIP          Global Growth    JNL/Oppenheimer
              10 Portfolio      10 Portfolio         25 Portfolio        Portfolio         Portfolio     Growth Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  ----------------
M&E CLASS
   1.945   $         10,809  $            11,086  $           4,953  $          3,390  $          2,868  $          1,114
   1.950            112,437              113,415             38,093            41,418            17,191             3,711
   1.955              1,406                1,871                327                --                --                --
   1.960            140,948              147,702             27,423            12,221            49,393             7,583
   1.970                949               10,348              2,293               515               165                --
   1.980                 --                   --                  1                --                --                --
   1.995             16,530               14,666              3,178             2,818             1,940               862
   2.000             85,981              112,572             72,375            68,739            13,580             1,007
   2.005              1,259                1,474                236                --                --                --
   2.010             48,373               53,039             12,701             3,617             8,264               237
   2.020              6,551                7,790              1,828             3,739               970                --
   2.030                 28                   95                 87                --                --                --
   2.045             22,817               25,161             11,321             4,229             2,944             1,917
   2.050            102,434              122,133             28,311            32,908            13,866             2,914
   2.055                101                  118                 --                --                --                --
   2.060            238,132              266,136             79,967            48,141            29,207             5,425
   2.070              3,192                3,822              1,307            11,213               186               285
   2.080                 --                   --                 --                --                --                --
   2.095             13,238               13,352              1,209             2,059             5,306               428
   2.100             74,510               94,419             63,758            54,023             6,925             2,021
   2.110             34,076               40,092             16,992             9,612             8,753               586
   2.120              1,392                1,464                 59                --               670                10
   2.145             16,632               17,305              2,696             2,702             1,953             1,112
   2.150             66,674               76,094             38,382            30,880            10,536             3,231
   2.155                 --                   --                 69                --                --                --
   2.160            168,098              193,030             40,363            41,559            23,415             2,192
   2.170              2,694                2,118                791             1,188                72                --
   2.195              6,332                8,989              1,825               171             1,495               171
   2.200             41,895               45,493             41,616            17,745             5,167             1,258
   2.205                 --                   --                 --                --                --                --
   2.210            169,827              199,982            153,004           104,037            14,222             1,085
   2.220              1,964                1,742                163                --                61                --
   2.245              6,435                7,574              3,207             6,837             1,031                --
   2.250             40,139               43,539             18,600             8,588             2,405               104
   2.260             97,454              100,889             30,391            12,131            20,591             6,582
   2.270              2,212                2,380                865                --                67                --
   2.280                 --                   --                 --                --                --                --
   2.295              6,416                7,133              2,065             5,145               939               232
   2.300             60,879               73,808             11,346             8,930             8,463               858
   2.305                 --                   --                 --                --                --                --
   2.310             62,978               70,163             19,215            13,836             4,592             2,925
   2.320              2,962                2,319                122               291               540                --
   2.330                257                  297                 --                --                --                --
   2.345              6,685                8,545              3,776               648             4,216             3,079
   2.350             29,666               28,177             38,667             1,381             3,324               716
   2.360            117,283              124,539             55,353            28,696            12,590             2,430
   2.370                412                1,709                525               284               237                --
                                                                                        JNL/              JNL/
              JNL/PIMCO                           JNL/Putnam       JNL/Putnam        S&P Managed       S&P Managed
             Total Return       JNL/Putnam          Midcap         Value Equity       Aggressive       Conservative
            Bond Portfolio   Equity Portfolio  Growth Portfolio      Portfolio     Growth Portfolio     Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
   1.945   $          5,497  $              7  $             --  $            293  $         11,377  $          3,615
   1.950             43,663               738             1,793             2,563            24,697            15,450
   1.955                447                --                --                --                15                --
   1.960             86,643             3,386             8,645            14,857           168,813             1,543
   1.970                547                --                --                --               161               148
   1.980                  3                --                --                --                --                --
   1.995             12,390             1,658             2,362             3,176            24,926             1,007
   2.000             29,562               977             1,686             1,622            29,042            17,489
   2.005                483                --                --                --                --                --
   2.010             22,293               141             4,783             4,461            14,108               688
   2.020              1,017                --                --                --             1,142                --
   2.030                 56                --                --                --                --                --
   2.045              8,607             1,953             1,041               266             7,686             3,724
   2.050             37,348               800             2,851             4,181            90,818             4,087
   2.055                 --                --                --                --                --                --
   2.060             98,338               616             6,604            21,704           245,794            14,648
   2.070              1,167                --                --                --             2,301                95
   2.080                 --                --                --                --                --                --
   2.095             21,855                65             1,182               938            13,048                 4
   2.100             28,141             2,477             2,445             1,280            19,146            11,326
   2.110             26,135             3,224               151               667            19,794             6,949
   2.120              2,902                --                70               869                80               893
   2.145             11,172                --               656             2,869            15,427               472
   2.150             41,062               687             1,731             1,032            53,315             9,344
   2.155                 --                --                --                --                --                --
   2.160             75,553             2,389             3,288             6,192           120,834            14,115
   2.170                899                --                --             1,061             1,559                --
   2.195             10,745               191               530               354            14,109             1,893
   2.200             22,445               158             1,429             1,656            30,198             5,051
   2.205                 --                --                --                --                43                --
   2.210             74,261             2,247             3,175             6,028            41,328            58,356
   2.220              1,518                --                --                --             9,714                --
   2.245              2,143                --                --               142               517             1,326
   2.250             16,367               410             2,830               417            26,087             8,942
   2.260             64,378             4,398             4,893             6,468            87,117             8,218
   2.270                 --                --                --                --             9,840                --
   2.280                 31                --                --                --                --                --
   2.295              7,936               277               615                66            13,949            10,425
   2.300             33,226               220             5,932             2,928            28,850             7,483
   2.305                540                --                --                --               372                --
   2.310             17,306             2,198             1,467             4,683            64,371            14,616
   2.320              1,131                 8                --                --             1,748               364
   2.330                 --                --                --                --                --                --
   2.345              3,265               270               412               631             1,083             7,501
   2.350              6,799                --               312               777            24,295             1,194
   2.360             20,375             2,234             2,000             1,274            37,997            10,569
   2.370                257                --                48                --                --                --

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                JNL/MCM            JNL/MCM             JNL/MCM           JNL/MCM        JNL/Oppenheimer
                 Dow(SM)            S&P(R)           Value Line(R)         VIP          Global Growth    JNL/Oppenheimer
              10 Portfolio      10 Portfolio         25 Portfolio        Portfolio         Portfolio     Growth Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  ----------------
M&E CLASS
   2.380   $             18  $               166  $             244  $              6  $             --  $             --
   2.395              8,596                8,264              5,592             1,296             2,105               563
   2.400             12,129               13,686             25,502            41,526             1,469                44
   2.405                 --                  158                 --                --                44                --
   2.410             51,847               60,972             20,845            14,256             4,813               534
   2.420                946                1,399              2,128             2,783                62                --
   2.445              5,492                7,116              3,927             2,294             2,024               120
   2.450             37,846               43,173              9,512             8,898             8,292               576
   2.460             44,713               76,606             46,351            16,454            13,344             1,222
   2.470                949                1,038                  3               293               228                --
   2.480                 --                   --                  4                --                --                --
   2.495              2,258                3,865              1,393             1,162             1,722                24
   2.500              9,319               14,743             14,383            20,958             2,124                --
   2.505                355                  442                 --                --                --                --
   2.510             44,316               48,363             28,247            11,200             4,973             3,870
   2.520                735                2,105              1,652               212                --                --
   2.545              2,818                3,796              1,951               139               247                --
   2.550             15,751               19,100              5,432             3,429             1,772               314
   2.560             39,787               47,709             54,775            22,105             7,130             3,390
   2.570                 --                   --                624                --                --                --
   2.595              2,008                1,848              2,838               561               244                --
   2.600              9,053                8,756              8,389             4,438             1,593                --
   2.605                150                  176                 --                --                --                --
   2.610             66,625               88,841             24,562             9,821             7,271             2,127
   2.620                415                  472                 --                --                --                --
   2.645              5,614                5,940              3,261             1,071                17                --
   2.650             14,022               17,144              5,665             4,544             5,804                --
   2.660             44,441               47,450             37,496            10,464             6,207             3,589
   2.670              1,869                2,512                 --                --                --               312
   2.680                812                1,131                 --                --                --                --
   2.695              2,099                2,243                282               339               316                --
   2.700              2,954                3,785              5,008            13,425               748                --
   2.710             39,478               42,058             23,792            17,106             4,119             1,460
   2.720                 --                   --                 --                --                --                --
   2.745              6,926                7,898              3,503               171               442               140
   2.750              1,593                3,512              2,773             3,758             1,523                --
   2.755                 --                   --                 --                --                --                --
   2.760             15,406               20,105             39,708            18,000             1,686               265
   2.770                 --                   --                621                --                --                --
   2.795              1,216                  455                618                --             1,019                --
   2.800              2,437                3,277              2,473               981             5,102               435
   2.805                 --                   --                 --                --                --                --
   2.810              6,904                6,725             18,510            10,420               223                56
   2.820                101                   --                566                --                --                --
   2.845                101                   --                 70                --               602                --
   2.850                983                  838                920               504               265                --
   2.860              9,976               11,970              3,916             6,862               456                --
                                                                                        JNL/              JNL/
              JNL/PIMCO                           JNL/Putnam       JNL/Putnam        S&P Managed       S&P Managed
             Total Return       JNL/Putnam          Midcap         Value Equity       Aggressive       Conservative
            Bond Portfolio   Equity Portfolio  Growth Portfolio      Portfolio     Growth Portfolio     Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
   2.380   $            189  $             --  $             --  $             --  $             --  $             --
   2.395             12,444                --             2,297               503             2,705             1,101
   2.400              9,210               174                66               226             4,109             6,223
   2.405                 64                --                --                --                --                --
   2.410             15,570                 4                23               340            54,228            15,995
   2.420                 --                --                --                --               103                --
   2.445              4,317                24                87               255             1,515               428
   2.450             21,603               438               892               695            20,500             3,272
   2.460              9,886               185               832               830            65,528            21,948
   2.470              1,463                --                53                --               189                --
   2.480                 11                --                --                --                --                --
   2.495                174                46                --                --               222             5,631
   2.500              9,250               706               115               440             5,869             5,681
   2.505                 --                --                --                --                --                --
   2.510             12,012               484             2,039               612            23,907             8,034
   2.520                 --                --                --                --                39             4,003
   2.545              2,931                --                --                55             2,451                 8
   2.550             19,356               164               720               700            10,952               868
   2.560             14,918               241               715             4,197            33,134             4,394
   2.570                 40                --                --                --               382                --
   2.595              8,535                --                --                --               700             2,262
   2.600              4,630                --                38                --               674             4,192
   2.605                 --                --                --                --                --                --
   2.610             23,118             3,630             5,072             5,366            42,578             3,243
   2.620                 --                --                --                --             3,512               499
   2.645                 28                --                --                --             3,789                --
   2.650              2,736               131                --               179            19,630             2,914
   2.660              9,731               916             2,622               269            70,252            54,814
   2.670                 --                --               182                --                --                --
   2.680                 --                --                --                --                --                --
   2.695                472                --                --                --             3,224               749
   2.700              1,719                --                --                --             3,779             7,320
   2.710             10,724             1,135             1,037               740            16,721            12,077
   2.720                 --                --                --                --                --                --
   2.745              1,181               285               776                --             2,806                --
   2.750              2,942                --               132               182               689               478
   2.755                 --                --                --                --                --                --
   2.760              4,337               187             1,068               555             4,949            12,016
   2.770                 --                --                --                --               814                --
   2.795                155                --                --                --             5,995             3,193
   2.800              8,897               166                --               721                --               748
   2.805                 --                --                --                --                --                --
   2.810              2,982               132             1,761                --            49,816                14
   2.820                640                --                --                --                --                --
   2.845                 --                --                --                --               733                --
   2.850              1,618                 1                --               162             7,589               403
   2.860                488               282               372                --               455             4,963

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                JNL/MCM            JNL/MCM             JNL/MCM           JNL/MCM        JNL/Oppenheimer
                 Dow(SM)            S&P(R)           Value Line(R)         VIP          Global Growth    JNL/Oppenheimer
              10 Portfolio      10 Portfolio         25 Portfolio        Portfolio         Portfolio     Growth Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  ----------------
M&E CLASS
   2.870   $             --  $                --  $              --  $             --  $             --  $             --
   2.895                995                1,095                839               614                78                --
   2.900              3,075                3,924                  1             1,131               490                --
   2.910              7,772                7,458              8,382             1,075             2,545               354
   2.920                999                   --              1,124                --                --                --
   2.945                 83                1,339                538                --               446                --
   2.950                489                  276              2,778                --               166                --
   2.955                 43                   49                 --                --                --                --
   2.960              5,270                6,493              8,502             2,762             1,656                59
   2.970                 --                   --                 --               349                88                --
   2.995                 --                   --              3,217                --                --                --
   3.000                348                  380                 --                --                --                --
   3.010              6,692               10,035              4,175            25,898             1,478                --
   3.045                312                  463                 --                44                35                --
   3.050                782                1,274                363                --                --                --
   3.060             17,487               18,049              8,491             2,935             1,980             4,490
   3.070                120                  129                 --                --               447                --
   3.095                 --                   --              2,526                --                --                --
   3.100                653                  777                 --                --                --                --
   3.110              1,292                  487              4,798                65               733                --
   3.120                 --                   --                 --               489                --                --
   3.145                 --                   --                 47                --                --                --
   3.150                 36                   --                 18                10               643                --
   3.160              3,159                3,599                918             3,007                --                --
   3.195                 --                   --              1,358                --                --                --
   3.200              1,210                1,509                 --                --                --                --
   3.210                149                  195              1,761             3,330             4,874             1,055
   3.245                 --                   --                 --                --                --                --
   3.250                 --                   --                 --                --                --                --
   3.255                710                  835                 --                --                --                --
   3.260              3,376                2,342              3,313             1,265                --                --
   3.270                 --                   --                 --                --                --                --
   3.295                 --                   --                 --                --                --                --
   3.300              2,986                3,189                 --             3,061                --                --
   3.310                882                1,030              2,094             3,257               764                --
   3.345                 --                   --                 --                --                --                --
   3.350                 --                   --                 --                --                --                --
   3.360                756                  901              1,268               563               239               608
   3.395                 --                   --                 --                --               128                --
   3.400                 --                   --                 --                --                --                --
   3.410                  7                    7                 --             2,678                42                --
   3.445                 --                   --                 --                --                --                --
   3.450                 --                   --                 --                --                --                --
   3.460                283                  338                 --                --                --                --
   3.470                 --                   --                 --                --                --                --
   3.500                 --                   --                 --                --                --                --
   3.510                 --                   --              1,460             2,508                --                --
                                                                                        JNL/              JNL/
              JNL/PIMCO                           JNL/Putnam       JNL/Putnam        S&P Managed       S&P Managed
             Total Return       JNL/Putnam          Midcap         Value Equity       Aggressive       Conservative
            Bond Portfolio   Equity Portfolio  Growth Portfolio      Portfolio     Growth Portfolio     Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
   2.870   $             --  $             --  $             --  $             --  $             --  $             --
   2.895                 --                --                23                --             1,181                --
   2.900                927                --               275                --                --               138
   2.910              6,134               133             2,290               937             2,667                61
   2.920                 --                --                --                --                --                --
   2.945                 --                --               224                --                25                26
   2.950                 96                --                --                --                --                --
   2.955                 --                --                --                --                --                --
   2.960              2,273                --                 9                98                --             2,580
   2.970                 83                --                --                --                --                --
   2.995                 --                --                --                --                --                --
   3.000                 --                --                --                --                --               457
   3.010              5,685               670             2,067               456             2,905             1,474
   3.045                 --                --               253                --                --                --
   3.050                 --                --                --                --                --               347
   3.060              9,445               581             1,725               492               108                --
   3.070                 --                --                --                --                --                --
   3.095                667                --                --                --                --                 5
   3.100                 --                --                --                --                --                --
   3.110                798                --               153                --               636                78
   3.120                161                --                --                --                --                --
   3.145                553                --                --               289                --                --
   3.150                957                 1                --                --                --                --
   3.160                459                --                72                --               831                 7
   3.195                 --                --                --                --                --                --
   3.200                 --                --                --                --                --                --
   3.210                652                --                --                --               174                --
   3.245                 --                --                --                --                --                --
   3.250                 --                --                --                --                --                --
   3.255                 --                --                --                --                --                --
   3.260                 --                --                --                --                --                --
   3.270                 --                --                --                --                --                --
   3.295                121                --                --                --                --                --
   3.300                 --                --                --                --                --                --
   3.310                143                --                --                --                --               430
   3.345                 --                --                --                --                --                --
   3.350                 --                --                --                --                --                --
   3.360                681                93               196                --                --                --
   3.395                 --                --                --                61                --                --
   3.400                 --                --                --                --                --                --
   3.410                128                --                --                --                --                --
   3.445                 --                --                --                --                --                --
   3.450                 --                --                --                --                --                --
   3.460                 --                --                --                --                --                --
   3.470                 --                --                --                --                --                --
   3.500                 --                --                --                --                --                --
   3.510                789                --                --                --                --                --

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                             JNL/MCM       JNL/MCM      JNL/MCM      JNL/MCM    JNL/Oppenheimer                       JNL/PIMCO
                              Dow(SM)       S&P(R)    Value Line(R)   VIP       Global Growth    JNL/Oppenheimer     Total Return
                          10 Portfolio  10 Portfolio  25 Portfolio  Portfolio      Portfolio     Growth Portfolio   Bond Portfolio
                          ------------  ------------  ------------  ----------  ---------------  ----------------  ----------------
M&E CLASS
   3.545                  $         --  $         --  $         --  $       --  $            --  $             --  $             --
   3.560                            --            --           569          --              559                --             1,112
   3.610                           496           642            17          --              308                --                --
   3.650                            --            --            --          --               --                --                --
   3.660                            --            --            --          --               --                --                --
   3.695                            --            --            --          --               --                --               205
   3.700                            --            --            --          --               --                --                --
   3.710                            --            --            --          --               --                --                --
   3.750                            --            --            --          --               --                --                --
   3.760                            --            --            --          --               --                --                --
   3.800                            --            --            --          --               --                --                --
   3.860                            --            --            --          --               --                --                --
   3.895                            --            --            --          --               --                --                --
   3.910                            --            --            --          --               --                --               102
   4.000                            34            38            --          --               --                --                --

PERSPECTIVE
 Standard Benefit              839,159       697,668       131,749     101,507          450,511            71,819           657,467
  Maximum Anniversary
    Value Benefit                2,400         2,047           531         515            2,038               793             3,224
  Earnings Protection
    Benefits                    21,106        14,848             7          --            4,668             1,067             1,833
  Combined Optional
    Benefits                       483             8            24         923              474                64               348
                          ------------  ------------  ------------  ----------  ---------------  ----------------  ----------------
    Total                 $  7,876,919  $  8,705,809  $  3,318,008  $2,082,051  $     1,649,696  $        354,597  $      4,417,629
                          ============  ============  ============  ==========  ===============  ================  ================

                                                                                JNL/            JNL/
                                              JNL/Putnam     JNL/Putnam      S&P Managed     S&P Managed
                            JNL/Putnam          Midcap       Value Equity     Aggressive     Conservative
                         Equity Portfolio  Growth Portfolio    Portfolio   Growth Portfolio   Portfolio
                         ----------------  ----------------  ------------  ----------------  ------------
M&E CLASS
   3.545                 $             --  $             --  $         --  $             --  $         --
   3.560                               --                 6            --                --            --
   3.610                               --                --            --               154            --
   3.650                               --                --            --                --            --
   3.660                               --                --            --                --            --
   3.695                               --                --            --                --            --
   3.700                               --                --            --                --            --
   3.710                               --                 3            --                --            --
   3.750                               --                --            --                --            --
   3.760                               --                --            --                --            --
   3.800                               --                --            --                --            --
   3.860                               --                --            --                --            --
   3.895                               --                --            --                --            --
   3.910                               --                --            --                --            --
   4.000                               --                --            --                --            --

PERSPECTIVE
 Standard Benefit               1,600,095           171,279     2,013,107         2,975,086        49,793
  Maximum Anniversary
    Value Benefit                     609               582         4,906             9,763            --
  Earnings Protection
    Benefits                        2,261             2,421         5,100            22,945           614
  Combined Optional
    Benefits                          208                 6           164               953            --
                         ----------------  ----------------  ------------  ----------------  ------------
    Total                $      1,732,157  $        444,594  $  2,581,817  $      8,481,051  $    855,357
                         ================  ================  ============  ================  ============

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):

                                                                                                           JNL/Salomon
                                     JNL/                JNL/         JNL/Salomon         JNL/Salomon        Brothers
                JNL/             S&P Managed         S&P Managed      Brothers High        Brothers       U.S. Government
             S&P Managed          Moderate             Moderate        Yield Bond          Strategic        & Quality
           Growth Portfolio       Portfolio       Growth Portfolio      Portfolio        Bond Portfolio   Bond Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  ----------------
M&E CLASS
   1.000   $             --  $                --  $              --  $          1,239  $          1,173  $          2,440
   1.100                 --                3,254              5,437             1,006             1,457             1,304
   1.150          1,020,174                7,047            553,410           193,865           146,030           117,376
   1.250            314,697               90,273            280,827            58,600            80,747            53,928
   1.300            563,679                  941            415,598            88,467            63,194            78,902
   1.350             20,685                   --              7,046             3,585             7,805               986
   1.395                 --                   --                 --                --                --                --
   1.400            373,294                1,374            205,424            67,664            36,217            43,100
   1.420                 --                   --                 --                --               978                --
   1.450            138,068                1,388            109,194            38,297            19,272            27,300
   1.500            785,532               32,151            339,268           132,231           111,899            82,410
   1.545            136,472                5,299             64,031            18,033            17,497            11,397
   1.550             77,302               20,123             68,530            25,504            13,095            10,828
   1.560                 --                   --                 --            20,785            14,482                --
   1.570             49,545                   60             28,916             3,824             4,144             4,164
   1.575                 --                   --                 --                --                --                --
   1.600            432,106               14,289            301,006            75,908            91,053            49,824
   1.605                 --                   --                 --               107               278                --
   1.630                 --                   --                 --                --                36                --
   1.645             15,222                  269              8,465             1,812             4,048             1,985
   1.650            290,213              167,829            442,048            90,761           138,953            63,425
   1.660              3,216                   --             40,277             2,027             1,079                --
   1.670              3,928                1,347              5,973             1,201             4,202               498
   1.695            100,321                  183             35,622             9,118             8,781            10,591
   1.700            359,120               69,377            238,478            69,413            53,953            27,817
   1.710            822,766               12,632            621,927           159,481           103,107           108,598
   1.720             19,291                   --             27,104             2,151             1,023             4,140
   1.725                 --                   --                 --                --                --                --
   1.745                 --                   --                 --                --                --                --
   1.750            254,574               17,949            147,548            26,236            21,099            26,682
   1.760             11,827               17,046             16,756             1,988             2,063             1,636
   1.795             33,491                   --             26,174            10,554             5,005             5,247
   1.800            314,261               25,477            225,764            32,431            41,242            18,835
   1.810            172,313               72,789            256,429            77,525            59,450            28,448
   1.820             14,632                   --              4,941             1,212               734             1,913
   1.825                 --                   --                 --                --                --                --
   1.845             49,053                   --             49,570            22,907             7,272             9,541
   1.850            103,714               22,943             89,853             9,257            19,660            11,220
   1.855                 82                   --                 --                --                --                --
   1.860            464,660                4,652            337,201            74,752            47,768            56,189
   1.870                181                   --                 99             1,375             2,703                --
   1.880                150                   --                160                --                --                --
   1.895             69,830                1,866             47,361            13,516            10,940            10,021
   1.900            191,386               30,054            183,354            39,819            34,857            19,457
   1.905                 --                   --                355                 4                 8                --
   1.910                 --                   --                 --             8,851                --               318
   1.920             17,617                  182              4,632             7,033             1,362             1,460

                                                                                            JNL/
                  JNL/           JNL/Select          JNL/Select            JNL/             Select         JNL/T. Rowe
            Select Balanced        Global             Large Cap        Select Money         Value        Price Established
               Portfolio       Growth Portfolio   Growth Portfolio   Market Portfolio     Portfolio      Growth Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  -----------------
M&E CLASS
   1.000   $            567  $                --  $          2,538   $          1,648  $          1,215  $           4,880
   1.100                 --                   --                --             10,541                --                 --
   1.150            256,874                  400            57,371             74,956            65,103            197,728
   1.250            135,793                5,370             8,917             44,861            38,923             64,454
   1.300            161,882                  179            18,006             35,278            34,171             99,326
   1.350             12,191                   --                --                 --             2,590              8,731
   1.395                 --                   --            24,143                 --                --             16,244
   1.400            125,824                  192            15,804             16,112            15,919             83,165
   1.420              1,992                   --                --                 --                --                 --
   1.450             37,552                  199            12,633             10,498            12,617             23,695
   1.500            129,297                1,674            16,278             25,789            47,262            136,026
   1.545             17,476                  193             7,006             10,203             5,834             25,689
   1.550             21,321                  820             2,461             18,048             8,364             11,587
   1.560                 --                   --             1,610              5,000                --              2,528
   1.570              5,951                   --             1,458              5,949               647              5,505
   1.575                 --                   --                --                 --                --                 --
   1.600            107,679                1,880            29,412             50,318            39,603             79,127
   1.605              1,355                   --                --                 --               350                 --
   1.630                 75                   --                --                 --                39                405
   1.645              3,792                   49               151                338               803              3,133
   1.650            105,121                2,392            20,939             48,400            65,729             86,221
   1.660              2,511                   --             1,130              6,420                --              6,323
   1.670              5,593                   --                --              1,936             1,282              2,085
   1.695             22,153                  155            20,691             18,303             4,885             18,662
   1.700             83,413                7,117            15,720             29,303            17,450             47,124
   1.710            219,475                  724            39,135            103,666            66,245            229,962
   1.720              4,974                   --             1,542                749                --              2,233
   1.725                 --                   --                --                 --                --                 --
   1.745                 --                   --                --                 --                --                 --
   1.750             47,252                1,387             9,404             32,767            14,984             27,421
   1.760                517                   --               830              1,038               181              1,569
   1.795             11,734                   --             2,141              1,585             3,150             10,188
   1.800             96,922                1,712            15,855             26,928            19,201             34,609
   1.810             78,368                3,407             6,025             59,929            28,758             59,162
   1.820              2,561                   --               313                210                40              2,810
   1.825                 --                   --                --                 --                --                 --
   1.845             16,238                    9             4,682             12,838             3,553             11,378
   1.850             31,477                1,225             2,863             13,943             8,116             11,827
   1.855                 --                   --                --                 --                --                 --
   1.860            106,076                1,971            34,042             34,661            36,575             78,046
   1.870              4,012                   --                --                554                51                265
   1.880                 --                   --                --                 --                --                 --
   1.895             19,534                   --             3,056              9,987             7,340             10,494
   1.900             43,433                  437             5,015             14,238            12,257             24,391
   1.905                156                   --                --                 --                45                 --
   1.910                 --                   --                --             48,424               252                 --
   1.920              4,485                  130               346              3,505               874              3,577

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):

                                                                                                           JNL/Salomon
                                     JNL/                JNL/         JNL/Salomon         JNL/Salomon        Brothers
                JNL/             S&P Managed         S&P Managed      Brothers High        Brothers       U.S. Government
             S&P Managed           Moderate           Moderate         Yield Bond          Strategic        & Quality
           Growth Portfolio       Portfolio       Growth Portfolio      Portfolio        Bond Portfolio   Bond Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  ----------------
M&E CLASS
   1.945   $          6,288  $             5,192  $          18,977  $          1,207  $          2,036  $          1,404
   1.950            187,153               38,917            116,421            19,236            21,510            14,727
   1.955                 --                   --                 --               274               429               343
   1.960            338,031                3,536            125,582            91,818            31,598            33,306
   1.970              3,028                   --              2,228               954               301                99
   1.980                 --                   --                 --                 2                 3                 3
   1.995             46,310                  144             53,813            11,112             6,152             7,789
   2.000             83,123               32,462            116,966            17,667            17,456             6,258
   2.005                 --                  176                 --                35               154               213
   2.010             67,235                4,176             35,869            27,375            11,408             4,768
   2.020             18,396                   --             30,747               977             1,149               381
   2.030                 --                   --                 --                56                56                56
   2.045             13,131               12,692             17,736             5,098             8,008            10,604
   2.050            187,733               14,450            109,857            19,397            19,097            13,981
   2.055                 --                   --                 --                86                85                84
   2.060            334,668               26,824            215,673           120,798            37,037            32,138
   2.070             11,042                2,586             10,353               654               887               136
   2.080                 --                   --                 --                --                --                --
   2.095             25,366                1,174             37,729            11,852             2,612             2,467
   2.100             56,193               53,076             84,515            11,852            14,776            11,676
   2.110             52,316               16,517             36,953            15,640             9,554             5,300
   2.120              4,893                1,301              2,204               879             1,035             1,220
   2.145             39,113                3,632             26,686             5,322             2,040            11,409
   2.150            156,189               31,369            126,149            16,908            21,415            11,674
   2.155                 --                   --                 --                --                --                --
   2.160            252,304               12,208            190,445            33,560            32,657            24,780
   2.170                176                   --                379                70                39                --
   2.195             42,003                4,076             15,313             3,009             2,995               560
   2.200             25,687               16,965             86,621            11,397             8,036             6,017
   2.205                 43                   43                 43                --                --                --
   2.210            116,104               91,017            198,802            45,380            44,677            27,889
   2.220              3,640                   --              1,988               200               104                40
   2.245             13,806                4,909              7,101             6,327             3,083               431
   2.250             68,138               16,297             30,428             5,110             3,883             1,592
   2.260            185,792               30,426            176,969            48,490            19,681            16,641
   2.270              2,102                   --              2,811                90                --                --
   2.280                 --                   --                 --                32                --                --
   2.295             33,791                  472             25,876             1,975             2,056             2,730
   2.300             82,896               36,741             79,765            12,026            13,310            13,718
   2.305                 --                   --                 --               179                --                --
   2.310            108,299               10,601             47,888             7,047             7,153             3,228
   2.320              1,359                   --              2,964                32               248                49
   2.330                 --                   --                 --                --                --                --
   2.345             15,921                1,674              8,039               624               699                --
   2.350             43,638                3,999             31,380             5,376             1,206             1,588
   2.360             96,852               19,870            100,666            26,101             9,404             7,286
   2.370              1,721                  769                362               229               117               311

                                                                                            JNL/
                JNL/             JNL/Select          JNL/Select            JNL/             Select         JNL/T. Rowe
            Select Balanced        Global             Large Cap        Select Money         Value        Price Established
               Portfolio       Growth Portfolio   Growth Portfolio   Market Portfolio     Portfolio      Growth Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  -----------------
M&E CLASS
   1.945   $          3,864  $                --  $           2,435  $          2,514  $          3,505  $           3,934
   1.950             16,953                1,338              6,338             7,709             9,368             26,390
   1.955                120                   --                 --                --                --                 --
   1.960             51,791                  891             28,473            61,405            13,138             49,109
   1.970                846                   --                 --             1,900               201                555
   1.980                 --                   --                 --                --                --                 --
   1.995             19,717                   51              2,197             6,491             6,483              7,241
   2.000             19,907                1,516             10,904            12,738             9,604             14,349
   2.005                 --                   --                 --                --                --                 --
   2.010             11,135                   --              8,249            29,658             3,907             16,881
   2.020                785                  988              1,808             1,330               577              1,346
   2.030                 --                   --                 --                --                --                 --
   2.045              3,928                  132              1,924            17,134             3,160              3,552
   2.050             21,612                  622             14,363            33,503            13,166             15,029
   2.055                 --                   --                 --                --                --                 --
   2.060             95,489                  567              6,671            97,012            27,766             55,378
   2.070                234                   --                229             1,011                 8              1,369
   2.080                 --                   --                 --                --                --                 --
   2.095              9,626                   --              4,570             3,825               852              7,650
   2.100              9,608                1,615             12,779            13,311             3,923             10,469
   2.110             17,415                1,243              2,873            13,984             5,104             10,195
   2.120                554                   --                158             1,946               133              1,139
   2.145              8,066                    2              1,253               496             1,982              2,953
   2.150             21,782                  744              4,086            19,479            11,149             12,222
   2.155                 --                   --                 --                --                --                 --
   2.160             47,296                  345             10,053            13,220            16,833             39,813
   2.170              3,655                   --                970                --               120                 84
   2.195              3,023                   --              1,438             2,075             1,565              1,912
   2.200             16,208                  846              2,994             9,978             5,569              5,318
   2.205                 --                   --                 --                --                --                 --
   2.210             38,037                1,249             11,909            22,317            16,469             25,365
   2.220              1,622                   --                 --                37                77                150
   2.245              2,357                  580                131             3,304               653                883
   2.250              3,361                   39              1,980            17,522             3,615              3,987
   2.260             36,029                1,324             11,794            44,014            21,540             43,943
   2.270                369                   --                 --                --                --                232
   2.280                 --                   --                 --                --                --                 --
   2.295              5,519                   33              1,499               571               848              3,534
   2.300             25,875                1,557              3,693            21,878             8,024             10,630
   2.305                367                   --                 --                --                --                477
   2.310             10,216                  389              3,270             5,357             7,971             12,917
   2.320                 --                   --                581             1,750                30                219
   2.330                 --                   --                 --                --                --                 --
   2.345              4,236                   --                191               525                --              1,509
   2.350              3,853                  114                533             2,595             2,021              4,584
   2.360             14,270                1,273              4,712            15,111             8,257             29,942
   2.370                419                   --                 --               283               176                649

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):

                                                                                                           JNL/Salomon
                                    JNL/                JNL/          JNL/Salomon         JNL/Salomon        Brothers
                JNL/             S&P Managed         S&P Managed      Brothers High        Brothers       U.S. Government
             S&P Managed           Moderate           Moderate         Yield Bond          Strategic        & Quality
           Growth Portfolio       Portfolio       Growth Portfolio      Portfolio        Bond Portfolio   Bond Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  ----------------
M&E CLASS
   2.380   $             --  $                --  $              --  $             27  $            230  $             54
   2.395             14,369                1,140              8,658             5,331             4,461             2,006
   2.400             16,985               20,355             20,849             3,008             2,890             1,342
   2.405                 --                   --                  9                21                64                --
   2.410             40,214                3,675             22,406             4,358             4,232               936
   2.420              1,214                  328                535                --             1,378                --
   2.445             42,724                   --              3,266             2,071             2,384             1,608
   2.450             95,646                7,524             85,814             6,010             6,925             8,482
   2.460             70,745               24,914             81,888            13,570            14,973             7,656
   2.470              5,303                   --             14,668               680               931               492
   2.480                 --                   --                 --                 5                11                11
   2.495              1,014                5,128              9,870                 4                57                27
   2.500             10,145               14,732             27,055             3,798             4,640             2,459
   2.505                 --                   --                 --                --                --                --
   2.510             54,795               18,171             61,055            27,142            11,924             2,282
   2.520              1,459                5,409              3,677                --                79                --
   2.545             11,158                  169                642                70             1,138               332
   2.550             10,901               15,853             65,040             4,484             3,715             3,589
   2.560             53,310               21,602             52,497            14,178            14,027             2,474
   2.570              3,725                   --                256                --                --                --
   2.595              3,374                5,057                967             3,137               924               817
   2.600              1,551               10,403             14,536             2,254             1,866             1,148
   2.605                 --                   --                 --                --                --                --
   2.610            131,310                2,398            113,335            17,989            20,043             7,464
   2.620                401                   --                254                --                --                --
   2.645              7,541                1,931              3,543               109               596               163
   2.650             19,037                   74             18,843             5,968             2,452               427
   2.660             54,521               51,044             74,646            16,227            30,778             2,671
   2.670              4,465                   --                 --               167               339               302
   2.680                 --                   --                 --                --                --                --
   2.695              1,482                  754              1,026               361               379               163
   2.700              6,870                5,269             18,985               658               709               251
   2.710             37,087                8,672             67,524             5,223             2,841            10,347
   2.720              1,828                   --                 --                --                --                --
   2.745              2,775                  104              7,320               532               104                --
   2.750              7,751                2,488              7,881               612             1,675               632
   2.755                 --                   --                 --                --                --                --
   2.760             22,426               10,087             23,197             6,314             4,848             1,477
   2.770              2,397                   --                781                --                --                --
   2.795                 --                4,348              1,024               153                 1                 4
   2.800             20,819                   --             14,297             7,082             6,108             2,692
   2.805                 --                   --                118                --                --                --
   2.810             37,417                2,203             23,378             2,697               714               596
   2.820                616                   --              1,803               384               257                --
   2.845                105                7,289              1,908                --                14                14
   2.850              3,273                  100              2,795                44               403             1,116
   2.860             16,097                9,885             21,405               416               132               173

                                                                                       JNL/
                 JNL/          JNL/Select         JNL/Select           JNL/            Select          JNL/T. Rowe
            Select Balanced      Global            Large Cap       Select Money        Value         Price Established
               Portfolio     Growth Portfolio  Growth Portfolio  Market Portfolio     Portfolio      Growth Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  -----------------
M&E CLASS
   2.380   $             --  $             --  $             --  $             --  $             --  $              --
   2.395              1,365                --               443             2,239             1,683              1,630
   2.400              1,480               171             1,039             1,876             1,135              3,019
   2.405                 44                --                35                42                --                 22
   2.410              3,871               152               504             1,936             3,938              5,436
   2.420                 --                --               264               112                18                 31
   2.445              2,559                20               954             2,215               443              1,334
   2.450             10,819               126               730             6,635             1,650              3,933
   2.460              7,620               910               669            16,152             2,829             10,943
   2.470                 45                --                --               174               557              1,615
   2.480                 --                --                --                --                --                 --
   2.495                 45               481               392             1,589             1,214              1,728
   2.500              1,852                --               609               969                44              3,103
   2.505                 --                --                --                --                --                 --
   2.510             10,678             3,045               492            14,450             5,934              6,616
   2.520                 52                --                --               271                --                 52
   2.545              1,423                --             1,975             3,683             1,609                106
   2.550              4,965                33               556             7,642             2,890              3,390
   2.560             16,715                63             3,171            23,703             5,004             13,646
   2.570                 --                --                --               746                --                 --
   2.595                687                --                --             1,273               642                564
   2.600              8,340               427               283            12,644               433                365
   2.605                 --                --                --                --                --                 --
   2.610             14,323             1,554             2,641            10,261             9,753             14,623
   2.620                503                --                --                --                --                 --
   2.645                218               611                --               342                12                 --
   2.650              6,570                53             1,267               600             2,251              5,016
   2.660             13,834             1,565               789            51,259             5,734             32,287
   2.670                536                --                --                --                --                380
   2.680                 --                --                --                --                --                 --
   2.695                452                --                32                 1               324                213
   2.700                111                --                --             3,421                33                222
   2.710              9,578             1,920               522               697             2,171             10,960
   2.720                 --                --                --                --                --                 --
   2.745              1,084                --               139               405               206                515
   2.750                702                 2               241               266                26                667
   2.755                 --                --                --                --                --                 --
   2.760              7,127                74                88             4,685               382              2,769
   2.770                 --                --                --                --                --                 --
   2.795                307                --                --             4,033                 2              1,259
   2.800              3,676                --                --             2,662             1,920              1,259
   2.805                 --                --                --                --                --                 --
   2.810                127                --             2,706             2,320               191              7,827
   2.820                 --               264               130                --                --                 --
   2.845                202                --                --                --               204                 29
   2.850                 54                --                73                 2               559                412
   2.860                670                84               190               179               123                431

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):

                                                                                                           JNL/Salomon
                                     JNL/                JNL/         JNL/Salomon         JNL/Salomon        Brothers
                JNL/             S&P Managed         S&P Managed      Brothers High        Brothers       U.S. Government
             S&P Managed           Moderate            Moderate        Yield Bond          Strategic        & Quality
           Growth Portfolio       Portfolio        Growth Portfolio     Portfolio        Bond Portfolio   Bond Portfolio
           ----------------  -------------------  -----------------  ----------------  ----------------  ----------------
M&E CLASS
   2.870   $             --  $               273  $              --  $             --  $             --  $             --
   2.895              1,332                  108              2,004                --                --                --
   2.900                 --                   --              2,874               623               269                73
   2.910             12,405                   --             34,841             8,557             2,095             1,765
   2.920                 --                   --              2,394                --                --                --
   2.945                 26                   26                 --                --                --                --
   2.950              1,514                1,781                245               114               114                --
   2.955                 --                   --                 --                --                --                --
   2.960             11,849                2,575             28,391             1,332             1,685             2,012
   2.970                 --                   --                 --               108               135                26
   2.995                 --                3,081                 --                --                --                --
   3.000                 --                  460              2,043                --                --                --
   3.010             14,543                  786              4,561               970             1,176               544
   3.045                 --                  850                445                --                --                --
   3.050              5,905                  505              6,476                --                --                72
   3.060             14,846                  340              4,984             2,115             1,043             2,344
   3.070                 --                   --                 --                --                --                --
   3.095                 --                  647                567               184               183               606
   3.100              1,253                   --                178                --                --                --
   3.110              1,442                  525              2,754               559               261               434
   3.120                 --                   --                 --                81                --               161
   3.145                 --                   --                286                18                --                --
   3.150                369                   --                 --                 1                 3               953
   3.160              4,967                  146              8,175               548                87               389
   3.195                 --                   --                 --                --                --                --
   3.200                491                   --                 --                --                --                --
   3.210                288                   --              1,427                37                --                11
   3.245                 --                   --              1,058                --                --                --
   3.250                 --                   --                 --                --                --                --
   3.255                 --                   --                 --                --                --                --
   3.260              1,190                  383              1,592                --                --               888
   3.270                 --                   --                 --                --                --                --
   3.295                 --                   --                 --                --               121               121
   3.300                 --                   --              9,783               947                --                --
   3.310                305                   --                435                --                --                --
   3.345                373                   --                 --                --                --                --
   3.350                 --                   --                 --                --                --                --
   3.360                353                   --                 --               166                --                --
   3.395                 --                   --              4,340                --                --                --
   3.400                 --                   --                 --                --                --                --
   3.410                 --                   --                 --                40                52                22
   3.445                 --                   --                 --                --                --                --
   3.450                 --                   --                 --                --                --                --
   3.460                 --                   --                 --                --                --                --
   3.470                 --                   --                350                --                --                --
   3.500                 --                   --                 --                --                --                --
   3.510                 --                   --                172                46                17                --


                                                                                        JNL/
                  JNL/          JNL/Select         JNL/Select           JNL/            Select         JNL/T. Rowe
            Select Balanced       Global           Large Cap       Select Money         Value        Price Established
               Portfolio     Growth Portfolio  Growth Portfolio  Market Portfolio     Portfolio      Growth Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  -----------------
M&E CLASS
   2.870   $             --  $             --  $             --  $            366  $             --  $             --
   2.895                 --                --                --            11,989                --               100
   2.900                619                --                --               532             2,000               590
   2.910              2,161                --               251             1,213               926             4,745
   2.920                 --                --                --               104                --                --
   2.945                 --                --                --               271                --               370
   2.950                 97                58                --             2,196                --                --
   2.955                 --                --                --                --                --                --
   2.960              2,201                73               215             5,564                72                78
   2.970                167                --                --                --                --               334
   2.995                 --                --                --                --                --                --
   3.000                739                --                --                --                --                --
   3.010              2,448               137               762                --             1,046             2,688
   3.045                444                --                --                --                --                30
   3.050                 --                --                --                48                --               353
   3.060              1,720                --                15             5,454             1,227             6,661
   3.070                 --                --                --                --                --                --
   3.095                369                --                --                --               248                --
   3.100                 --                --                --                --                --                --
   3.110                  5               333               169                --                --               192
   3.120                 --                --                --                --                --                --
   3.145                 --               139                --                --                --                --
   3.150                 --                --                --                 2                12               515
   3.160                 --               233                --                --                --               484
   3.195                 --                --                --                --                --                --
   3.200                 --                --                --                --                --                --
   3.210                 --                --                --                 8                --               888
   3.245                 --                --                --                --                --                --
   3.250                 --                --                --                --                --                --
   3.255                 --                --                --                --                --                --
   3.260                 --                --               213             2,965               172                --
   3.270                 --                --                --                --                --                --
   3.295                 --                --                --             1,562                --                --
   3.300                 --                --                --                --                --                --
   3.310                 29                --                --             2,425                --                --
   3.345                 --                --                --                --                --                --
   3.350                 --                --                --                --                --                --
   3.360              1,196                48                --               952                --                28
   3.395                 --                --                --                --                --                --
   3.400                 --                --                --                --                --                --
   3.410                 --                --                28                --                --               126
   3.445                 --                --                --                --                --                --
   3.450                 --                --                --                --                --                --
   3.460                 --                --                --                --                --                --
   3.470                 --                --                --                --                --                --
   3.500                 --                --                --                --                --                --
   3.510                 --                --                --                --                --                --

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):

                                                                                                             JNL/Salomon
                                                JNL/           JNL/          JNL/Salomon     JNL/Salomon        Brothers
                                JNL/        S&P Managed    S&P Managed      Brothers High     Brothers     U.S. Government
                             S&P Managed      Moderate      Moderate         Yield Bond       Strategic        & Quality
                          Growth Portfolio   Portfolio   Growth Portfolio    Portfolio     Bond Portfolio   Bond Portfolio
                          ----------------  -----------  -----------------  -------------  --------------  ---------------
M&E CLASS
   3.545                  $             --  $        --  $              --  $          --  $           --  $            --
   3.560                                --           --              1,008            253           1,361               --
   3.610                               713           --                173             --              --               --
   3.650                                --           --                 --             --              --               --
   3.660                                --           --                 --             --              --               --
   3.695                                --           --                 --             --              --               --
   3.700                                --           --                 --             --              --               --
   3.710                                --           --                 --             --              --               --
   3.750                                --           --                 --             --              --               --
   3.760                                --           --                 --             --              --               --
   3.800                                --           --                 --             --              --               --
   3.860                                --           --                 --             --              --               --
   3.895                                --           --                 --             --              --               --
   3.910                                --           --                 --             --              26               --
   4.000                                --           --                 --             --              --               --


PERSPECTIVE
 Standard Benefit                3,405,657       42,322          2,289,704      1,187,427         768,392        1,275,863
  Maximum Anniversary
    Value Benefit                   22,660           --             11,760          3,099             742            5,182
  Earnings Protection
    Benefits                        22,079           --             15,978          3,609           3,251            6,132
  Combined Optional
    Benefits                        40,691           --              3,503            304             441              515
                          ----------------  -----------  -----------------  -------------  --------------  ---------------
     Total                $     14,329,983  $ 1,434,999  $      10,685,328  $   3,345,214  $    2,467,508  $     2,531,196
                          ================  ===========  =================  =============  ==============  ===============

                                                                                                   JNL/
                                JNL/         JNL/Select        JNL/Select           JNL/          Select       JNL/T. Rowe
                          Select Balanced      Global           Large Cap       Select Money       Value     Price Established
                             Portfolio     Growth Portfolio  Growth Portfolio  Market Portfolio  Portfolio   Growth Portfolio
                          ---------------  ----------------  ----------------  ----------------  ----------  -----------------
M&E CLASS
   3.545                  $            --  $             --  $             --  $             --  $       --  $              --
   3.560                            2,484                --                --                --         260                 --
   3.610                               --               154                --                --          --                 --
   3.650                               --                --                --                --          --                 --
   3.660                               --                --                --                --          --                 --
   3.695                               --                --                --                --          --                 --
   3.700                               --                --                --                --          --                 --
   3.710                               --                --                --                --          --                 --
   3.750                               --                --                --                --          --                 --
   3.760                               --                --                --                --          --                 --
   3.800                               --                --                --                --          --                 --
   3.860                               --                --                --                --          --                 --
   3.895                               --                --                --                --          --                 --
   3.910                               --                --                --                --          --                 52
   4.000                               --                --                --                --          --                 --


PERSPECTIVE
 Standard Benefit               2,753,668         1,655,492         1,979,014           560,036     248,419          2,907,130
  Maximum Anniversary
    Value Benefit                   5,659                --               740               607         719              8,981
  Earnings Protection
    Benefits                        6,217                --             3,712             3,486         574              9,891
  Combined Optional
    Benefits                        2,613                --               890                --          --                366
                          ---------------  ----------------  ----------------  ----------------  ----------  -----------------
     Total                $     5,371,240  $      1,717,302  $      2,553,518  $      2,044,170  $1,081,791  $       4,937,483
                          ===============  ================  ================  ================  ==========  =================

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                             JNL/T. Rowe           JNL/
                           Price Mid-Cap      T. Rowe Price
                          Growth Portfolio   Value Portfolio
                          ----------------  ---------------
M&E CLASS
  1.000                   $         12,778  $         6,579
  1.100                                397               --
  1.150                            240,233          221,848
  1.250                             80,622           95,064
  1.300                             96,839          143,265
  1.350                              3,092               --
  1.395                                 --               --
  1.400                             64,885          113,380
  1.420                              1,059            2,067
  1.450                             30,338           30,942
  1.500                            113,620          143,860
  1.545                             22,419           24,373
  1.550                             17,795           27,997
  1.560                              4,508              460
  1.570                              6,082           11,783
  1.575                                 --               --
  1.600                             86,887          119,706
  1.605                                 --               --
  1.630                                859              841
  1.645                              1,941            5,770
  1.650                            116,622          112,672
  1.660                              2,663               --
  1.670                              1,579            6,607
  1.695                             13,402           17,534
  1.700                             73,206           78,807
  1.710                            179,662          204,897
  1.720                              6,129            4,567
  1.725                                 --               --
  1.745                                 --               --
  1.750                             22,170           39,945
  1.760                              1,201            1,083
  1.795                              8,512            9,599
  1.800                             43,685           51,612
  1.810                             61,926           61,379
  1.820                              3,703            8,937
  1.825                                 --               --
  1.845                              9,983           19,809
  1.850                             11,997           23,657
  1.855                                 --               --
  1.860                            105,380          124,994
  1.870                                403            1,687
  1.880                                 --               --
  1.895                              8,073           20,279
  1.900                             37,536           36,114
  1.905                                 --                8
  1.910                                253            6,155
  1.920                              2,050            4,810

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                             JNL/T. Rowe          JNL/
                           Price Mid-Cap     T. Rowe Price
                          Growth Portfolio  Value Portfolio
                          ----------------  ---------------
M&E CLASS
  1.945                   $          2,980  $         6,661
  1.950                             25,593           38,180
  1.955                                348              242
  1.960                             69,649           89,734
  1.970                                293            1,189
  1.980                                 --               --
  1.995                              8,516           12,492
  2.000                             30,983           28,488
  2.005                                 --               --
  2.010                             12,927           16,725
  2.020                              3,291            3,061
  2.030                                 --               --
  2.045                              3,665            6,614
  2.050                             28,612           37,321
  2.055                                 --               --
  2.060                             50,190           60,604
  2.070                                927              648
  2.080                                 --               --
  2.095                              8,633           14,601
  2.100                             25,179           28,627
  2.110                             11,609           15,323
  2.120                                647            1,848
  2.145                              5,841            9,060
  2.150                             15,051           28,458
  2.155                                 --               --
  2.160                             40,369           44,786
  2.170                                663              373
  2.195                              3,871            2,888
  2.200                             11,986           19,315
  2.205                                 --               --
  2.210                             33,379           41,056
  2.220                              1,655              466
  2.245                              1,519            2,315
  2.250                              6,435            8,423
  2.260                             60,314           70,729
  2.270                                186              931
  2.280                                 43               --
  2.295                              2,125            3,755
  2.300                             21,218           18,115
  2.305                                190               --
  2.310                             17,194            8,150
  2.320                                 29              168
  2.330                                 --               --
  2.345                              1,634            2,485
  2.350                              2,264            5,621
  2.360                             33,714           37,253
  2.370                                530              538

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                            JNL/T. Rowe          JNL/
                           Price Mid-Cap     T. Rowe Price
                         Growth Portfolio   Value Portfolio
                          ----------------  ---------------
M&E CLASS
  2.380                   $             --  $            --
  2.395                              2,568            2,968
  2.400                              2,999            4,709
  2.405                                 --               44
  2.410                              7,468            6,924
  2.420                                815              260
  2.445                              5,229            2,213
  2.450                              6,412           12,576
  2.460                             16,496           14,476
  2.470                                631            1,147
  2.480                                 --               --
  2.495                                998              803
  2.500                              2,655            4,684
  2.505                                 --               --
  2.510                             14,598           15,779
  2.520                                 67               --
  2.545                              1,223            1,528
  2.550                              2,705            5,973
  2.560                             19,040            9,169
  2.570                                 --               --
  2.595                                572            1,219
  2.600                              2,081            3,075
  2.605                                 --               --
  2.610                             17,264           15,222
  2.620                                 --               --
  2.645                                 42              334
  2.650                              3,481            4,619
  2.660                             26,276           14,166
  2.670                                212              680
  2.680                                 --               --
  2.695                                174              129
  2.700                                917              218
  2.710                              7,062           11,202
  2.720                                 --               --
  2.745                                762            1,789
  2.750                                934            1,250
  2.755                                 --               --
  2.760                              4,446            3,842
  2.770                                 --              239
  2.795                                928              393
  2.800                              1,437            1,565
  2.805                                 --               --
  2.810                              3,684           13,315
  2.820                                 --               --
  2.845                                179              920
  2.850                                702              765
  2.860                              1,119              951

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                            JNL/T. Rowe           JNL/
                           Price Mid-Cap     T. Rowe Price
                          Growth Portfolio  Value Portfolio
                          ----------------  ---------------
M&E CLASS
  2.870                   $             --  $            --
  2.895                                 75              467
  2.900                                 44              758
  2.910                              4,597            7,690
  2.920                                 --               --
  2.945                                812               --
  2.950                                279              173
  2.955                                 --               --
  2.960                              1,058            2,538
  2.970                                230              333
  2.995                                 --               --
  3.000                                 --              355
  3.010                              1,565            1,733
  3.045                                502              455
  3.050                                363              343
  3.060                              3,732           12,615
  3.070                                 --               --
  3.095                                189              248
  3.100                                 --               --
  3.110                                917              251
  3.120                                 --               --
  3.145                                 --              138
  3.150                                514              593
  3.160                                897               --
  3.195                                 --               --
  3.200                                 --               --
  3.210                                 --            1,062
  3.245                                 --               --
  3.250                                 --               --
  3.255                                 --               --
  3.260                                208              760
  3.270                                 --              238
  3.295                                 --               --
  3.300                                 --              811
  3.310                                 --               --
  3.345                                 --               --
  3.350                                 --               --
  3.360                                147               99
  3.395                                 --               54
  3.400                                 --               --
  3.410                                 42              124
  3.445                                 --               --
  3.450                                 --               --
  3.460                                 --               --
  3.470                                 --               --
  3.500                                 --               --
  3.510                                 --                6

JACKSON NATIONAL SEPARATE ACCOUNT I
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)

  The following is a summary of insurance charges for the period ended December 31, 2005 (continued):

                             JNL/T. Rowe         JNL/
                           Price Mid-Cap     T. Rowe Price
                          Growth Portfolio  Value Portfolio
                          ----------------  ---------------
M&E CLASS
  3.545                   $             --  $           329
  3.560                                  6              257
  3.610                                 --               --
  3.650                                 --               --
  3.660                                 --               --
  3.695                                 --               --
  3.700                                 --               --
  3.710                                  3              322
  3.750                                 --               --
  3.760                                 --               --
  3.800                                 --               --
  3.860                                 --               --
  3.895                                 --               --
  3.910                                 26               78
  4.000                                 --               --


PERSPECTIVE
 Standard Benefit                3,014,918        1,194,166
  Maximum Anniversary
    Value Benefit                   10,231            6,927
  Earnings Protection
    Benefits                         9,055           13,281
  Combined Optional
    Benefits                           822            1,557
                          ----------------  ---------------
    Total                 $      5,246,149  $     3,858,237
                          ================  ===============

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E
CLASS
The following is a summary of accumulation unit values as of December 31, 2005:

                Fifth         Fifth Third         Fifth       Fifth Third         JNL/           JNL/AIM
           Third Balanced  Disciplined Value  Third Mid Cap  Quality Growth   AIM Large Cap    Real Estate
            VIP Portfolio    VIP Portfolio    VIP Portfolio  VIP Portfolio   Growth Portfolio   Portfolio
           --------------  -----------------  -------------  --------------  ----------------  -----------
M&E CLASS
  1.000                --                 --             --              --         12.026701    11.622681
  1.100                --                 --             --              --         11.976136           --
  1.150                --                 --             --              --         11.951194    11.611130
  1.250         12.275947          15.852385      16.397673        7.589596         11.901880    11.603542
  1.300                --                 --             --              --         11.877222    11.599529
  1.350                --                 --             --              --         11.852393           --
  1.395                --                 --             --              --                --           --
  1.400                --                 --             --              --         11.827909    11.591868
  1.420                --                 --             --              --                --           --
  1.450                --                 --             --              --         11.803136    11.588049
  1.500         12.173447          15.715817      16.256941        7.497007         11.778581    11.584207
  1.545                --                 --             --              --         11.756148    11.580747
  1.550                --          15.688590      16.228648        7.478533         11.755922    11.580244
  1.560                --                 --             --              --         11.748525           --
  1.570                --                 --             --              --         11.744694    11.578386
  1.575                --                 --             --              --         11.743491           --
  1.600         12.131674          15.661471      16.200521        7.460153         11.729344    11.576543
  1.605                --                 --             --              --                --           --
  1.630                --                 --             --              --                --           --
  1.645                --          15.637090      16.174983        7.443329         11.707049    11.573135
  1.650         12.110430          15.634433      16.172551        7.441787         11.705292    11.572745
  1.660                --                 --             --              --         11.699608           --
  1.670                --                 --             --              --         11.695745    11.571081
  1.695                --                 --             --              --         11.683179    11.569252
  1.700         12.089857          15.607167      16.144526        7.423457         11.680855    11.569699
  1.710                --                 --             --              --         11.675735    11.568090
  1.720                --                 --             --              --         11.670989           --
  1.725                --                 --             --              --         11.668452           --
  1.745                --                 --             --              --                --           --
  1.750                --          15.580101      16.116550        7.405041         11.656425    11.565090
  1.760                --          15.574818      16.110877        7.401485         11.650869    11.564236
  1.795                --                 --             --              --         11.634609           --
  1.800                --          15.553248      16.088469        7.386847         11.632169    11.561230
  1.810         12.044312          15.548010      16.083191        7.383328         11.627074    11.560443
  1.820                --                 --             --              --         11.622703           --
  1.825                --                 --             --              --         11.619830           --
  1.845                --                 --             --              --         11.610347    11.558491
  1.850                --          15.526553      16.061023        7.368805         11.607839    11.557371
  1.855                --                 --             --              --                --           --
  1.860                --                 --             --              --         11.603106    11.556588
  1.870                --                 --             --              --         11.598245           --
  1.880                --                 --             --              --                --           --
  1.895                --                 --             --              --         11.586169    11.553918
  1.900                --          15.499681      16.033257        7.350659         11.583760    11.553535
  1.905                --                 --             --              --                --           --
  1.910                --                 --             --              --                --    11.552764
  1.920                --                 --             --              --         11.574064    11.551999

                JNL/                                JNL/                               JNL/Eagle       JNL/FMR
            AIM Small Cap       JNL/Alger       Alliance Capital   JNL/Eagle Core       SmallCap       Balanced
           Growth Portfolio  Growth Portfolio  Growth Portfolio   Equity Portfolio  Equity Portfolio  Portfolio
           ----------------  ----------------  -----------------  ----------------  ----------------  ----------
M&E CLASS
  1.000           12.968937         20.132698                 --         18.185242         20.537083   11.320907
  1.100           12.914971         19.927651                 --         18.016635         20.346489          --
  1.150           12.887250         19.826742                 --         17.933728         20.252727   11.225149
  1.250           12.834215         19.625267                 --         17.767782         20.064362   11.161608
  1.300           12.807730         19.525339                 --         17.685542         19.972365   11.130149
  1.350           12.780950                --                 --                --                --          --
  1.395                  --                --                 --                --                --          --
  1.400           12.754520         19.327133                 --         17.522006         19.787750   11.067222
  1.420                  --                --                 --                --                --          --
  1.450           12.727878         19.228541                 --         17.440796         19.696170   11.035945
  1.500           12.701362         19.130665                 --         17.359897         19.604832   11.004723
  1.545           12.677590         19.042954                 --         17.287509         19.523096   10.976685
  1.550           12.674889         19.032873                 --         17.279331         19.514750   10.973250
  1.560           12.669138                --                 --         17.263371         19.495619          --
  1.570           12.664383         18.994386                 --         17.247388         19.477330   10.961233
  1.575           12.661783         18.985018                 --         17.239780         19.491355   10.958093
  1.600           12.648282         18.936283                 --         17.199398         19.423415   10.942589
  1.605                  --                --                 --                --                --          --
  1.630                  --                --                 --         17.152915                --          --
  1.645           12.624534         18.848590                 --         17.127076         19.341661   10.914411
  1.650           12.623651         18.839858                 --         17.119687         19.333509   10.912585
  1.660                  --                --                 --                --         19.315183          --
  1.670           12.611291         18.800822                 --                --         19.296290   10.899008
  1.695           12.598901         18.753586                 --         17.048499         19.252844   10.883777
  1.700           12.595878         18.743869                 --         17.042458         19.244042   10.880735
  1.710           12.590658         18.724784                 --         17.024668         19.226116   10.874603
  1.720           12.585404         18.705739                 --         17.008848         19.208065   10.868546
  1.725           12.581999         18.696126                 --         17.000793         19.199223   10.865372
  1.745                  --                --                 --                --                --          --
  1.750           12.569670         18.662133                 --         17.029443         19.154013   10.849950
  1.760           12.564002                --                 --         16.944939         19.136140   10.843094
  1.795           12.546125         18.563063                 --         16.890400         19.074784   10.822375
  1.800           12.543362         18.553425                 --         16.882734         19.065835   10.819244
  1.810           12.538038         18.534194                 --         16.867295         19.048901   10.812910
  1.820           12.532913         18.515684                 --         16.886722         19.157045   10.832742
  1.825           12.530381         18.507734                 --         16.849439         19.067326   10.830642
  1.845           12.519952         18.468367                 --         16.812366         18.985980   10.791711
  1.850           12.517378         18.458102                 --         16.804566         18.977577   10.788644
  1.855                  --                --                 --                --                --          --
  1.860           12.512117         18.440243                 --         16.788936         18.960206   10.782575
  1.870           12.506891         18.423605                 --         16.773320         18.942368   10.776007
  1.880                  --                --                 --                --                --          --
  1.895           12.493868         18.374328                 --         16.734394         18.898389   10.761177
  1.900           12.491358         18.365150                 --         16.726627         18.889296   10.757337
  1.905                  --                --                 --                --                --          --
  1.910                  --                --                 --                --         18.871009          --
  1.920           12.481374         18.327693                 --         16.695651         18.855057   10.745928

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units values as of December 31, 2005 (continued):

                Fifth         Fifth Third         Fifth       Fifth Third         JNL/           JNL/AIM
           Third Balanced  Disciplined Value  Third Mid Cap  Quality Growth   AIM Large Cap    Real Estate
            VIP Portfolio    VIP Portfolio    VIP Portfolio  VIP Portfolio   Growth Portfolio   Portfolio
           --------------  -----------------  -------------  --------------  ----------------  -----------
M&E CLASS
  1.945                --                 --             --              --         11.562065    11.550034
  1.950                --          15.472906      16.006324        7.332463         11.556467    11.549743
  1.955                --                 --             --              --                --    11.549259
  1.960                --                 --             --              --         11.554801    11.548952
  1.970                --          15.493734      15.993910        7.325127         11.549874           --
  1.980                --                 --             --              --                --    11.547509
  1.995                --                 --             --              --         11.538434    11.545868
  2.000                --          15.478073      15.977691        7.314518         11.534601    11.545858
  2.005                --          15.475144      15.974570        7.312522                --           --
  2.010                --          15.440543      15.971980        7.310830         11.530695    11.545104
  2.020                --                 --             --              --         11.525635           --
  2.030                --                 --             --              --                --           --
  2.045                --                 --             --              --         11.513659    11.542487
  2.050                --          15.419291      15.950287        7.296401         11.511547    11.542296
  2.055                --                 --             --              --                --           --
  2.060                --          15.414046      15.944789        7.292942         11.506646    11.541646
  2.070                --                 --             --              --         11.501658    11.540490
  2.080                --                 --             --              --                --           --
  2.095                --                 --             --              --         11.489945    11.538414
  2.100                --          15.392178      15.922197        7.278346         11.487531    11.538211
  2.110                --          15.387050      15.915806        7.274937         11.482668    11.537427
  2.120                --                 --             --              --         11.477912    11.533352
  2.145                --                 --             --              --         11.466020    11.534840
  2.150                --          15.366212      15.895051        7.260686         11.463470    11.534395
  2.155                --                 --             --              --                --           --
  2.160         11.898711          15.360761      15.889837        7.257157         11.458870    11.533631
  2.170                --                 --             --              --         11.453242           --
  2.195                --                 --             --              --         11.442186    11.530861
  2.200         11.941365          15.339152      15.868443        7.241736         11.438929    11.530569
  2.205                --                 --             --              --                --           --
  2.210         11.935835          15.333816      15.861719        7.239069         11.433157    11.529806
  2.220                --                 --             --              --         11.429782           --
  2.245                --                 --             --              --         11.418267    11.527203
  2.250                --                 --             --              --         11.407905    11.526688
  2.260                --          15.307612      15.834503        7.221422         11.411296    11.525974
  2.270                --                 --             --              --         11.406692           --
  2.280                --                 --             --              --                --           --
  2.295                --          15.288950      15.814233        7.209000         11.394522    11.524957
  2.300                --          15.286019      15.812141        7.206967         11.392377    11.522839
  2.305                --                 --             --              --                --           --
  2.310                --          15.312317      15.806568        7.203393         11.387450    11.521970
  2.320                --                 --             --              --         11.381555    11.520580
  2.330                --                 --             --              --                --           --
  2.345                --                 --             --              --         11.370795    11.519201
  2.350                --                 --             --              --         11.368137    11.517995
  2.360                --          15.254510      15.779036        7.185795         11.363681    11.518329
  2.370                --                 --             --              --         11.359054    11.517650

                JNL/                                JNL/                               JNL/Eagle       JNL/FMR
            AIM Small Cap       JNL/Alger       Alliance Capital   JNL/Eagle Core       SmallCap       Balanced
           Growth Portfolio  Growth Portfolio  Growth Portfolio   Equity Portfolio  Equity Portfolio  Portfolio
           ----------------  ----------------  -----------------  ----------------  ----------------  ----------
M&E CLASS
  1.945           12.467388         18.314653                 --         16.655929         18.809679   10.730593
  1.950           12.465204         18.271480                 --         16.649151         18.802063   10.727709
  1.955                  --                --                 --                --                --          --
  1.960           12.460017         18.252809                 --         16.633643         18.784565   10.721634
  1.970           12.455186         18.233912                 --         16.618289         18.767197   10.715786
  1.980                  --                --                 --                --                --          --
  1.995           12.442859         18.187795                 --         16.579649         18.704645   10.700392
  2.000           12.439330         18.178451                 --         16.571992         18.714743   10.697424
  2.005           12.435694                --                 --                --                --          --
  2.010           12.434139         18.160456                 --         16.556509         18.697490   10.691205
  2.020           12.428635         18.141180                 --         16.540773         18.679907   10.685092
  2.030                  --                --                 --                --                --          --
  2.045           12.415971         18.095069                 --         16.502695         18.634115   10.669907
  2.050           12.413435         18.085985                 --         16.495015         18.628397   10.667014
  2.055                  --                --                 --                --                --          --
  2.060           12.408227         18.067297                 --         16.479812         18.610886   10.661041
  2.070           12.403460                --                 --                --         18.592465   10.655047
  2.080                  --                --                 --                --                --          --
  2.095           12.390141         18.002935                 --         16.426316         18.550406   10.639929
  2.100           12.387364         17.989014                 --         16.419112         18.542465   10.639801
  2.110           12.380667         17.975367                 --         16.403563         18.524588   10.630930
  2.120           12.377101         17.956649                 --         16.388149         18.508412   10.624845
  2.145           12.377177         17.913863                 --         16.351323         18.464584   10.611121
  2.150           12.361753         17.902075                 --         16.342641         18.455880   10.606547
  2.155                  --                --                 --                --                --          --
  2.160           12.356525         17.883792                 --         16.327373         18.439486   10.600817
  2.170           12.351488                --                 --         16.312255         18.420880   10.594904
  2.195           12.338180         17.820216                 --         16.274491         18.378925   10.579810
  2.200           12.334971         17.811334                 --         16.267203         18.369862   10.576809
  2.205                  --                --                 --                --                --          --
  2.210           12.333839         17.792721                 --         16.251540         18.353749   10.570817
  2.220           12.325406         17.773518                 --         16.235463         18.336150          --
  2.245           12.312883         17.756397                 --         16.198590                --   10.549225
  2.250           12.298038         17.720035                 --         16.194251         18.274116   10.537633
  2.260           12.305213         17.701990                 --         16.176341         18.268053   10.540923
  2.270           12.300229         17.683881                 --                --         18.251418   10.535225
  2.280                  --                --                 --                --                --          --
  2.295           12.273325         17.637840                 --         16.123915         18.208820   10.519984
  2.300           12.284669         17.630528                 --         16.116505         18.200456   10.516971
  2.305                  --                --                 --                --                --          --
  2.310           12.279499         17.611933                 --         16.101329         18.183561   10.511121
  2.320           12.274335         17.592905                 --                --                --   10.504552
  2.330                  --                --                 --                --                --          --
  2.345           12.261530         17.548060                 --         16.049281         18.125162   10.490201
  2.350           12.259055         17.540230                 --         16.041670         18.116296   10.487266
  2.360           12.253945         17.522258                 --         16.026854         18.099442   10.481381
  2.370           12.248935         17.502746                 --         16.011231         18.082221          --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units values as of December 31, 2005 (continued):

                Fifth         Fifth Third         Fifth       Fifth Third         JNL/           JNL/AIM
           Third Balanced  Disciplined Value  Third Mid Cap  Quality Growth   AIM Large Cap    Real Estate
            VIP Portfolio    VIP Portfolio    VIP Portfolio  VIP Portfolio   Growth Portfolio   Portfolio
           --------------  -----------------  -------------  --------------  ----------------  -----------
M&E CLASS
  2.380                --                 --             --              --                --    11.516859
  2.395                --                 --             --              --         11.347039    11.514975
  2.400                --          15.233492      15.758030        7.171696         11.343692    11.515344
  2.405                --                 --             --              --                --           --
  2.410         11.782942          15.228505      15.753794        7.168200         11.339913    11.514528
  2.420                --                 --             --              --                --    11.513762
  2.445                --                 --             --              --         11.323428    11.511904
  2.450                --          15.206635      15.732224        7.153828         11.321076    11.511434
  2.460                --          15.202548      15.725822        7.150423         11.316399    11.510701
  2.470                --                 --             --              --         11.312045           --
  2.480                --                 --             --              --                --    11.509491
  2.495                --                 --             --              --         11.299784    11.507929
  2.500                --          15.180976      15.703477        7.136468         11.297460    11.507716
  2.505                --                 --             --              --                --           --
  2.510                --                 --             --              --         11.292761    11.506897
  2.520                --                 --             --              --                --           --
  2.545                --          15.157405      15.678856        7.120633         11.276326           --
  2.550                --                 --             --              --         11.274030    11.503824
  2.560                --          15.149062             --              --         11.269309    11.503139
  2.570                --                 --             --              --                --           --
  2.595                --                 --             --              --         11.252307    11.500369
  2.600                --                 --             --              --         11.250147    11.499669
  2.605                --                 --             --              --                --           --
  2.610                --          15.123128      15.643721        7.097881         11.245805    11.499274
  2.620                --                 --             --              --                --    11.498450
  2.645                --                 --             --              --         11.228636    11.496506
  2.650                --                 --             --              --         11.225647    11.496156
  2.660                --          15.127441      15.634634        7.081377         11.222075    11.495440
  2.670                --                 --             --              --         11.217499           --
  2.680                --                 --             --              --                --           --
  2.695                --                 --             --              --         11.205697           --
  2.700                --                 --             --              --         11.202897    11.492394
  2.710                --          15.071096      15.590228        7.063153         11.198699    11.491652
  2.720                --                 --             --              --                --           --
  2.745                --                 --             --              --         11.182728    11.488991
  2.750                --                 --             --              --         11.180059    11.488866
  2.755                --                 --             --              --                --           --
  2.760                --          15.075577      15.562245              --         11.174903    11.487854
  2.770                --                 --             --              --                --           --
  2.795                --                 --             --              --         11.157148    11.485170
  2.800                --                 --             --              --         11.157075    11.484542
  2.805                --                 --             --              --                --           --
  2.810                --                 --             --              --         11.152628    11.484025
  2.820                --                 --             --              --         11.146742    11.483267
  2.845                --                 --             --              --                --    11.481368
  2.850                --                 --             --              --         11.133623    11.481268
  2.860                --                 --             --              --         11.129302           --

                JNL/                                JNL/                               JNL/Eagle       JNL/FMR
            AIM Small Cap       JNL/Alger       Alliance Capital   JNL/Eagle Core       SmallCap       Balanced
           Growth Portfolio  Growth Portfolio  Growth Portfolio   Equity Portfolio  Equity Portfolio  Portfolio
           ----------------  ----------------  -----------------  ----------------  ----------------  ----------
M&E CLASS
  2.380                  --                --                 --                --                --          --
  2.395           12.236036         17.459754                 --         15.974803         18.040620   10.460722
  2.400           12.232769         17.450827                 --         15.967310         18.032673   10.456914
  2.405                  --                --                 --                --                --          --
  2.410           12.228353         17.432988                 --         15.951955         18.014922   10.451511
  2.420                  --                --                 --         15.935892                --          --
  2.445           12.210347         17.371049                 --         15.900704         17.955910   10.430981
  2.450           12.208143         17.361953                 --         15.897535         17.947891   10.428014
  2.460           12.202213         17.340900                 --         15.880060         17.931472   10.422150
  2.470           12.197926         17.325626                 --         15.862989         17.915285          --
  2.480                  --                --                 --                --                --          --
  2.495                  --         17.281276                 --         15.824152         17.873995   10.400858
  2.500           12.182670         17.272377                 --         15.819673         17.864243   10.399041
  2.505                  --                --                 --                --                --          --
  2.510           12.177629         17.255880                 --         15.804875         17.848827   10.392690
  2.520                  --                --                 --         15.789106                --          --
  2.545           12.160163                --                 --                --         17.790671   10.372128
  2.550           12.157267         17.185480                 --         15.761356         17.782317   10.375049
  2.560           12.152256         17.167663                 --         15.731774         17.766098   10.363172
  2.570                  --                --                 --                --                --          --
  2.595                  --                --                 --         15.679819         17.708103          --
  2.600           12.131714         17.097606                 --         15.672386         17.698958   10.339541
  2.605                  --                --                 --                --                --          --
  2.610           12.126892         17.080593                 --         15.659663         17.683801   10.333915
  2.620                  --                --                 --                --                --          --
  2.645                  --                --                 --                --                --   10.312739
  2.650           12.106635         17.010982                 --         15.600386         17.618106   10.309835
  2.660           12.101208         16.993363                 --         15.585638         17.601161   10.304326
  2.670           12.095688                --                 --                --         17.584076          --
  2.680                  --                --                 --                --                --          --
  2.695                  --         16.932950                 --         15.535229         17.544757          --
  2.700           12.080689         16.922813                 --         15.527699         17.535036   10.280597
  2.710           12.075961         16.906206                 --         15.513095         17.519575   10.275235
  2.720                  --                --                 --                --                --          --
  2.745           12.058826         16.845746                 --         15.463885         17.463029          --
  2.750           12.055287         16.834198                 --         15.455228         17.455359   10.245876
  2.755                  --                --                 --                --                --          --
  2.760           12.050778         16.824405                 --         15.441119         17.439767   10.245697
  2.770                  --                --                 --                --                --          --
  2.795                  --                --                 --                --         17.377126   10.225401
  2.800           12.031039         16.752803                 --         15.384738         17.374757   10.223242
  2.805                  --                --                 --                --                --          --
  2.810           12.026120         16.735270                 --         15.370566         17.358151   10.217529
  2.820                  --                --                 --                --                --          --
  2.845           12.008826         16.674609                 --                --         17.300995          --
  2.850           12.006489         16.667948                 --         15.313005         17.293251   10.194594
  2.860           12.000164         16.648901                 --         15.299681         17.277695   10.188121

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units values as of December 31, 2005 (continued):

                Fifth         Fifth Third         Fifth       Fifth Third         JNL/           JNL/AIM
           Third Balanced  Disciplined Value  Third Mid Cap  Quality Growth   AIM Large Cap    Real Estate
            VIP Portfolio    VIP Portfolio    VIP Portfolio  VIP Portfolio   Growth Portfolio   Portfolio
           --------------  -----------------  -------------  --------------  ----------------  -----------
M&E CLASS
  2.870                --                 --             --              --                --           --
  2.895                --                 --             --              --                --    11.477554
  2.900                --                 --             --              --         11.118581    11.477410
  2.910                --                 --             --              --         11.105998    11.476416
  2.920                --                 --             --              --                --           --
  2.945                --                 --             --              --                --           --
  2.950                --                 --             --              --         11.087075    11.473029
  2.955                --                 --             --              --                --           --
  2.960                --                 --             --              --         11.082341    11.472621
  2.970                --                 --             --              --                --           --
  2.995                --                 --             --              --                --           --
  3.000                --                 --             --              --         11.063867    11.469585
  3.010                --          14.915382      15.428763              --         11.059413    11.469096
  3.045                --                 --             --              --                --           --
  3.050                --                 --             --              --                --    11.465833
  3.060                --                 --             --              --         11.036038    11.464991
  3.070                --                 --             --              --                --           --
  3.095                --                 --             --              --         11.019961           --
  3.100                --                 --             --              --         11.017865           --
  3.110                --                 --             --              --                --    11.460900
  3.120                --                 --             --              --                --           --
  3.145                --                 --             --              --                --    11.458558
  3.150                --                 --             --              --         10.991453    11.449809
  3.160                --          14.868199      15.348224        6.907826         10.989710           --
  3.195                --                 --             --              --                --           --
  3.200                --                 --             --              --                --           --
  3.210                --                 --             --              --                --           --
  3.245                --                 --             --              --                --           --
  3.250                --                 --             --              --                --           --
  3.255                --                 --             --              --                --           --
  3.260                --                 --             --              --                --           --
  3.270                --                 --             --              --                --    11.449053
  3.295                --                 --             --              --                --           --
  3.300                --                 --             --              --                --    11.446782
  3.310                --                 --             --              --                --           --
  3.345                --                 --             --              --                --           --
  3.350                --                 --             --              --                --           --
  3.360                --                 --             --              --                --    11.442229
  3.395                --                 --             --              --                --    11.439582
  3.400                --                 --             --              --         10.880559           --
  3.410                --          14.710224      15.216546        6.823488         10.876462           --
  3.445                --                 --             --              --                --           --
  3.450                --                 --             --              --                --           --
  3.460                --                 --             --              --                --           --
  3.470                --                 --             --              --                --           --
  3.500                --                 --             --              --                --           --
  3.510                --                 --             --              --                --           --

                JNL/                                JNL/                               JNL/Eagle       JNL/FMR
            AIM Small Cap       JNL/Alger      Alliance Capital   JNL/Eagle Core       SmallCap       Balanced
           Growth Portfolio  Growth Portfolio  Growth Portfolio   Equity Portfolio  Equity Portfolio  Portfolio
           ----------------  ----------------  -----------------  ----------------  ----------------  ---------
M&E CLASS
  2.870                  --                --                 --                --                --          --
  2.895                  --         16.589235                 --                --                --          --
  2.900           11.980153         16.580983                 --         15.242390         17.213557   10.164958
  2.910           11.977107         16.565229                 --         15.228127         17.197608   10.159967
  2.920                  --                --                 --                --                --          --
  2.945                  --                --                 --                --                --   10.138836
  2.950                  --                --                 --         15.171432                --   10.135928
  2.955                  --                --                 --                --                --          --
  2.960           11.948215         16.479673                 --         15.156359         17.116503   10.129608
  2.970                  --                --                 --                --         17.100471          --
  2.995                  --         16.421835                 --                --                --          --
  3.000                  --                --                 --         15.100899                --   10.108079
  3.010           11.926026         16.396361                 --         15.086987         17.038091   10.101981
  3.045           11.908362                --                 --                --                --   10.082087
  3.050                  --                --                 --                --                --   10.079024
  3.060           11.900584         16.312092                 --         15.016397         16.959080   10.073188
  3.070                  --                --                 --                --                --          --
  3.095                  --                --                 --                --         16.903427          --
  3.100           11.881128         16.251403                 --         14.961175                --          --
  3.110                  --                --                 --                --         16.880635   10.044367
  3.120                  --                --                 --                --                --          --
  3.145           11.858488                --                 --         14.898612                --   10.025024
  3.150                  --                --                 --         14.891352         16.816842          --
  3.160           11.850965                --                 --                --                --   10.016628
  3.195                  --                --                 --                --                --          --
  3.200                  --                --                 --                --                --          --
  3.210           11.826185                --                 --                --         16.724304          --
  3.245                  --                --                 --                --                --          --
  3.250                  --                --                 --                --                --          --
  3.255                  --                --                 --                --                --          --
  3.260                  --         15.982264                 --         14.739821         16.645844          --
  3.270                  --                --                 --                --         16.631023    9.954200
  3.295                  --                --                 --                --                --          --
  3.300                  --                --                 --                --                --          --
  3.310                  --                --                 --                --                --          --
  3.345                  --                --                 --                --                --          --
  3.350                  --                --                 --                --                --          --
  3.360                  --         15.819787                 --                --                --          --
  3.395                  --                --                 --                --                --          --
  3.400           11.733233                --                 --         14.549938         16.432125          --
  3.410           11.728281         15.749673                 --                --         16.415399          --
  3.445                  --                --                 --                --                --          --
  3.450           11.709139         15.676069                 --                --                --          --
  3.460                  --                --                 --                --                --          --
  3.470                  --                --                 --                --                --          --
  3.500                  --                --                 --                --                --          --
  3.510                  --                --                 --                --                --          --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units values as of December 31, 2005 (continued):

                             Fifth         Fifth Third         Fifth       Fifth Third         JNL/           JNL/AIM
                        Third Balanced  Disciplined Value  Third Mid Cap  Quality Growth   AIM Large Cap    Real Estate
                         VIP Portfolio    VIP Portfolio    VIP Portfolio  VIP Portfolio   Growth Portfolio   Portfolio
                        --------------  -----------------  -------------  --------------  ----------------  -----------
M&E CLASS
  3.545                             --                 --             --              --                --    11.428212
  3.560                             --                 --             --              --                --           --
  3.610                             --                 --             --              --         10.785840           --
  3.650                             --                 --             --              --                --           --
  3.660                             --                 --             --              --                --           --
  3.695                             --                 --             --              --                --           --
  3.700                             --                 --             --              --                --           --
  3.710                             --                 --             --              --                --    11.415702
  3.750                             --                 --             --              --         10.722972           --
  3.760                             --                 --             --              --                --           --
  3.800                             --                 --             --              --                --           --
  3.860                             --                 --             --              --                --           --
  3.895                             --                 --             --              --                --           --
  3.910                             --                 --             --              --                --           --
  4.000                             --                 --             --              --                --           --

PERSPECTIVE
  Standard Benefit                  --                 --             --              --         11.827955    11.591923
    Maximum Anniversary
     Value Benefit                  --                 --             --              --         10.710433           --
    Earnings Protection
      Benefits                      --                 --             --              --         10.914022           --
    Combined Optional
      Benefits                      --                 --             --              --         11.456203           --

                             JNL/                                JNL/                               JNL/Eagle       JNL/FMR
                         AIM Small Cap       JNL/Alger      Alliance Capital   JNL/Eagle Core       SmallCap       Balanced
                        Growth Portfolio  Growth Portfolio  Growth Portfolio   Equity Portfolio  Equity Portfolio  Portfolio
                        ----------------  ----------------  -----------------  ----------------  ----------------  ---------
M&E CLASS
  3.545                               --                --                 --                --                --          --
  3.560                               --                --                 --                --         16.188224          --
  3.610                               --                --                 --                --         16.113090          --
  3.650                               --                --                 --                --                --          --
  3.660                               --                --                 --                --                --          --
  3.695                               --                --                 --                --                --          --
  3.700                               --                --                 --                --                --          --
  3.710                               --                --                 --                --                --          --
  3.750                               --                --                                   --                --          --
  3.760                               --                --                 --                --                --          --
  3.800                               --                --                 --                --                --          --
  3.860                               --                --                 --                --                --    9.626865
  3.895                               --                --                 --                --                --          --
  3.910                               --                --                 --                --         15.669951          --
  4.000                               --                --                 --                --                --          --

PERSPECTIVE
  Standard Benefit             12.754452         19.567965                 --         17.370472         19.161387   11.134609
    Maximum Anniversary
      Value Benefit            11.061478         10.068625                 --         10.582705         14.235150   12.091105
    Earnings Protection
      Benefits                 11.738421          9.668278                 --          9.596052         12.839371   11.886198
    Combined Optional
      Benefits                 11.851682         10.132221                 --         10.300347         13.494156   11.887339

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E
CLASS (CONTINUED)

The following is a summary of accumulation unit values as of December 31, 2005
(continued):

               JNL/FMR        JNL/Franklin    JNL/Goldman Sachs    JNL/JPMorgan     JNL/JPMorgan      JNL/Lazard
               Capital       Templeton Small    Cap  Mid Cap       International    International       Mid Cap
           Growth Portfolio  Value Portfolio   Value Portfolio   Equity Portfolio  Value Portfolio  Value Portfolio
           ----------------  ---------------  -----------------  ----------------  ---------------  ---------------
M&E CLASS
  1.000           22.949895               --                 --         15.355109        12.626277        19.090166
  1.100                  --               --                 --         15.191840        12.527222        18.941178
  1.150           22.586564        10.946232          11.303526         15.112091        12.478834        18.867683
  1.250           22.347570        10.939008          11.295957         14.952210        12.381431        18.720511
  1.300           22.229308        10.935319          11.292242         14.873015        12.333015        18.647344
  1.350                  --               --                 --         14.793998        12.284219        18.573727
  1.395                  --               --                 --                --               --               --
  1.400           21.994420        10.928224          11.284765         14.716201        12.236724        18.501786
  1.420                  --               --                 --                --               --               --
  1.450           21.877546        10.924447          11.281039         14.637634        12.188964        18.429513
  1.500           21.761460        10.920854          11.277279         14.560036        12.141435        18.357510
  1.545           21.658469        10.917583          11.273917         14.490427        12.099096        18.292847
  1.550           21.647000        10.917250          11.273547         14.482872        12.093739        18.284562
  1.560                  --        10.916499                 --         14.467244        12.084109               --
  1.570           21.600093        10.915793          11.272051         14.452025        12.074938        18.257085
  1.575           21.588707               --                 --                --               --        18.249866
  1.600           21.532410        10.913620          11.269824         14.406008        12.046639        18.214138
  1.605                  --               --                 --         14.397392               --               --
  1.630                  --               --                 --         14.359076        12.017910        18.170468
  1.645           21.428129        10.910343          11.266425         14.336904        12.003652        18.149713
  1.650           21.421590        10.909997          11.266037         14.329588        11.999451        18.142837
  1.660                  --               --                 --                --        11.989868        18.127991
  1.670           21.371184        10.908576          11.264521         14.298088        11.980949        18.114259
  1.695           21.315022        10.906616          11.262684         14.261296        11.957272        18.079114
  1.700           21.301125        10.906404          11.262197         14.254364        11.952582        18.072174
  1.710           21.281012        10.905671          11.261567         14.238602        11.943117        18.057939
  1.720           21.258244        10.904914                 --         14.223393        11.934263        18.043855
  1.725                  --               --                 --         14.215822               --        18.037377
  1.745           21.201671               --                 --                --               --        18.007593
  1.750           21.190677        10.903297          11.259881         14.178596        11.920816        18.001424
  1.760           21.167044        10.902061          11.257835         14.162579        11.895838        17.986895
  1.795           21.089530               --                 --         14.110242        11.863608        17.938241
  1.800           21.077952        10.899066          11.254880         14.102898        11.859317        17.930896
  1.810           21.055555        10.898407          11.254119         14.088651        11.850069        17.917076
  1.820                  --        10.897688          11.253431         14.072848        11.840718        17.902997
  1.825                  --               --                 --         14.070091               --        17.896135
  1.845           20.977913        10.895889          11.251517         14.035693        11.817418        17.867956
  1.850           20.966908        10.895558          11.251294         14.028094        11.810779        17.861007
  1.855                  --               --                 --                --               --               --
  1.860           20.943942        10.894799          11.250334         14.013187        11.803671        17.847050
  1.870           20.922015               --                 --         13.998388        11.794479        17.833051
  1.880                  --               --                 --                --               --               --
  1.895           20.865388        10.892249          11.247768         13.961158        11.771394        17.798111
  1.900           20.855293        10.891842          11.247198         13.953688        11.767360        17.791285
  1.905                  --               --                 --                --        11.761483               --
  1.910                  --               --                 --                --        11.756794               --
  1.920           20.809668        10.890472          11.245924         13.924061        11.748357        17.763127

                                                                                             JNL/MCM
             JNL/Lazard                    JNL/MCM        JNL/MCM           JNL/MCM          Enhanced
             Small Cap        JNL/MCM     Bond Index   Communications   Consumer Brands    S&P 500 Stock
           Value Portfolio  25 Portfolio  Portfolio   Sector Portfolio  Sector Portfolio  Index Portfolio
           ---------------  ------------  ----------  ----------------  ----------------  ---------------
M&E CLASS
  1.000          15.583063     11.799121   11.340550                --         10.781848         8.786572
  1.100          15.461122     11.722606          --          4.634201         10.711976         8.728352
  1.150          15.401103     11.684936   11.273162          4.619820         10.678896         8.699671
  1.250          15.280894     11.609308   11.228889          4.590102         10.609861         8.642134
  1.300          15.221175     11.571830   11.206475          4.575107         10.575003         8.613675
  1.350          15.161677     11.534160   11.184344          4.559491         10.539268               --
  1.395                 --            --          --                --                --               --
  1.400          15.102369     11.496929   11.162326          4.545550         10.507058         8.556805
  1.420                 --     11.481796          --                --                --               --
  1.450          15.043384     11.459699   11.140290          4.530580         10.472974         8.528483
  1.500          14.984624     11.422583   11.118455          4.515698         10.439273         8.500422
  1.545          14.931714     11.389251   11.098594          4.502770         10.408586         8.475092
  1.550          14.925941     11.385528   11.096444          4.501551         10.405307         8.472193
  1.560                 --     11.378131          --                --                --               --
  1.570          14.902635     11.370821   11.087448          4.495687         10.391721         8.460984
  1.575          14.897257            --   11.085457                --                --         8.458162
  1.600          14.867533     11.348741   11.074368          4.486924         10.372084         8.444072
  1.605                 --     11.344576          --                --                --               --
  1.630          14.832061     11.324051   11.060746                --                --         8.427058
  1.645          14.815315     11.315307   11.054741          4.473405         10.335666         8.418743
  1.650          14.809623     11.312174   11.052439          4.472319         10.340071         8.416264
  1.660                 --     11.304317          --                --                --         8.410247
  1.670          14.786057     11.296993   11.043874          4.465614         10.351364         8.404792
  1.695          14.757351     11.278997   11.035324          4.459356         10.307797         8.391292
  1.700          14.751699     11.275392   11.035400          4.457920         10.304562         8.388428
  1.710          14.740064     11.268010   11.026254          4.455021         10.297691         8.382870
  1.720          14.728629     11.260690   11.021882                --         10.291115         8.377235
  1.725          14.722680     11.256959   11.019972                --                --         8.374548
  1.745                 --     11.239690   11.011142          4.443896                --         8.363442
  1.750          14.693968     11.238835   11.008776          4.443414         10.271185         8.360667
  1.760          14.682048     11.231139   11.004414          4.441263         10.266527               --
  1.795          14.642273     11.205975   10.990268          4.430674                --         8.335793
  1.800          14.636583     11.202314   10.987421          4.429242         10.237670         8.333004
  1.810          14.624816     11.195064   10.982918          4.426122         10.231071         8.327437
  1.820          14.613540     11.187788   10.978617                --                --         8.321951
  1.825          14.607683            --          --                --                --         8.319259
  1.845          14.585034     11.169752   10.967804          4.415083         10.207345         8.308193
  1.850          14.579872     11.166045   10.965623          4.414638         10.214433         8.305420
  1.855                 --     11.160095          --                --                --               --
  1.860          14.568410     11.158886   10.960992          4.411936         10.198387         8.299970
  1.870          14.557652     11.151479   10.956800          4.408911         10.191156         8.294493
  1.880                 --     11.141251          --                --                --               --
  1.895          14.528037     11.133417   10.946050          4.401859         10.174970         8.280738
  1.900          14.521003     11.129985   10.943603          4.400699         10.166497         8.277986
  1.905                 --     11.123444   10.941131                --                --               --
  1.910                 --     11.122461          --                --                --               --
  1.920          14.499560     11.115396   10.934750          4.394689         10.158258         8.267376

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E
CLASS (CONTINUED)

The following is a summary of accumulation unit values as of December 31, 2005
(continued):

               JNL/FMR        JNL/Franklin    JNL/Goldman Sachs    JNL/JPMorgan     JNL/JPMorgan      JNL/Lazard
               Capital       Templeton Small    Cap  Mid Cap       International    International       Mid Cap
           Growth Portfolio  Value Portfolio   Value Portfolio   Equity Portfolio  Value Portfolio  Value Portfolio
           ----------------  ---------------  -----------------  ----------------  ---------------  ---------------
M&E CLASS
  1.945           20.754948        10.888652          11.244034         13.886288        11.724120        17.728138
  1.950           20.744432        10.888321          11.243677         13.879731        11.720785        17.713724
  1.955                  --               --                 --         13.871903               --               --
  1.960           20.722636        10.887541          11.242911         13.864966        11.711664        17.707735
  1.970           20.699490               --                 --         13.851921        11.701677        17.693807
  1.980                  --               --                 --                --               --               --
  1.995           20.645653        10.884925          11.240348         13.813445        11.679504        17.659653
  2.000           20.634787        10.884675          11.239904         13.806091        11.675009        17.652293
  2.005                  --        10.884337          11.239589         13.799012               --        17.644107
  2.010           20.612776        10.884032          11.239213         13.791567        11.665886        17.638563
  2.020           20.590457               --          11.238462         13.777001        11.656746        17.624509
  2.030                  --               --                 --                --               --               --
  2.045           20.536175        10.881440          11.236594         13.740242        11.633571        17.589619
  2.050           20.525436        10.881129          11.236243         13.732972        11.629409        17.577503
  2.055                  --               --                 --                --               --               --
  2.060           20.503497        10.880319          11.235470         13.718330        11.620397        17.569620
  2.070           20.480644        10.879601          11.234743         13.702606        11.610330        17.554827
  2.080                  --               --                 --                --               --               --
  2.095           20.427364        10.877836                 --         13.667401        11.588434        17.521432
  2.100           20.417032        10.877490          11.232489         13.660146        11.583823        17.514967
  2.110           20.394841        10.879081          11.234610         13.645764        11.574799        17.500707
  2.120           20.372284        10.878503          11.232593                --        11.565741        17.487128
  2.145           20.319221        10.878915                 --         13.595480        11.543049        17.452996
  2.150           20.308322        10.873873          11.228780         13.587689        11.538608        17.446198
  2.155                  --               --                 --                --               --               --
  2.160           20.286701        10.873163          11.228047         13.571289        11.529581        17.432483
  2.170                  --               --                 --         13.558732               --        17.418843
  2.195                  --        10.870657          11.225423         13.522993        11.497457        17.384599
  2.200           20.200432        10.870247          11.225086         13.515259        11.493523        17.378152
  2.205                  --               --                 --                --               --               --
  2.210           20.179125        10.869565          11.224319         13.501201        11.484546        17.363642
  2.220           20.156867               --                 --                --        11.475025        17.349931
  2.245                  --        10.867066          11.221661                --        11.453085        17.316644
  2.250           20.092966        10.866656          11.221344         13.443956        11.448533        17.311317
  2.260           20.072036        10.866002          11.220585         13.429647        11.439711        17.296471
  2.270           20.051110               --          11.219854         13.414978               --        17.282096
  2.280                  --               --                 --                --               --               --
  2.295                  --        10.863411          11.217995         13.372931        11.408293        17.248967
  2.300           19.986754        10.863374          11.217746         13.373920        11.402896        17.242374
  2.305                  --               --                 --                --               --               --
  2.310           19.965672        10.862179          11.216903         13.358686        11.394900        17.228919
  2.320                  --        10.861938          11.216438         13.342794        11.385039        17.214343
  2.330                  --               --                 --                --               --               --
  2.345           19.889848        10.862371          11.214300         13.308415        11.363521        17.181786
  2.350           19.880099        10.859747                 --         13.301597        11.359209        17.178117
  2.360           19.859814        10.858696          11.213161         13.287210        11.351604        17.161539
  2.370           19.837618               --                 --                --        11.342036        17.148138

                                                                                             JNL/MCM
             JNL/Lazard                    JNL/MCM        JNL/MCM           JNL/MCM          Enhanced
             Small Cap        JNL/MCM     Bond Index   Communications   Consumer Brands    S&P 500 Stock
           Value Portfolio  25 Portfolio  Portfolio   Sector Portfolio  Sector Portfolio  Index Portfolio
           ---------------  ------------  ----------  ----------------  ----------------  ---------------
M&E CLASS
  1.945          14.473369     11.097571   10.926858          4.386498         10.139348         8.263325
  1.950          14.456467     11.093604   10.922240          4.386199         10.135794         8.250607
  1.955                 --     11.089765   10.919421                --                --         8.247112
  1.960          14.454270     11.086730   10.917727          4.383310         10.132148         8.245184
  1.970          14.442904     11.079279   10.913613                --                --         8.239712
  1.980                 --            --   10.908661                --                --               --
  1.995          14.415066     11.061509   10.902630          4.373383         10.109261         8.222449
  2.000          14.409165     11.057969   10.900717          4.371873         10.105748         8.223362
  2.005          14.401152     11.051832   10.899240                --                --               --
  2.010          14.397775     11.051045   10.896172          4.369152         10.099143         8.218109
  2.020          14.386372     11.043502   10.892067          4.366517         10.092670         8.212469
  2.030                 --     11.033277   10.886283                --                --               --
  2.045          14.357870     11.025635   10.881302          4.358182         10.073610         8.198788
  2.050          14.352690     11.022056   10.879120          4.357581         10.072494         8.188410
  2.055                 --     11.015391   10.876348                --                --               --
  2.060          14.341434     11.014945   10.874842          4.355033         10.067952         8.190717
  2.070          14.329545     11.007786   10.870015          4.350972                --         8.185518
  2.080                 --            --   10.865558                --                --               --
  2.095          14.306685     10.989903   10.859811          4.345081         10.040970         8.171758
  2.100          14.290723     10.985986   10.857298          4.343569         10.040038         8.168639
  2.110          14.285295     10.979329   10.853348          4.340779         10.034173         8.163545
  2.120          14.274329     10.972025   10.848996          4.338045                --         8.158149
  2.145          14.246268     10.954330   10.838320          4.330267         10.010619         8.144683
  2.150          14.240780     10.950775   10.836196          4.329547         10.007749         8.141797
  2.155                 --            --          --                --                --               --
  2.160          14.229583     10.944005   10.831665          4.326828         10.001423         8.136612
  2.170          14.218245     10.936571   10.827416                --                --         8.131243
  2.195          14.190496     10.918863   10.816916                --                --         8.117794
  2.200          14.185079     10.915492   10.814618          4.309383          9.972577         8.115222
  2.205                 --            --   10.812700                --                --               --
  2.210          14.173944     10.908271   10.810508          4.312818          9.966191         8.109691
  2.220          14.162460     10.901211   10.806149                --                --         8.103918
  2.245          14.135081     10.883412   10.795236                --          9.945315         8.090795
  2.250          14.143972     10.879980   10.793406          4.300406          9.942735         8.088268
  2.260          14.118533     10.873015   10.789181          4.298772          9.936736         8.082893
  2.270          14.107397     10.865516   10.784415                --                --         8.077609
  2.280                 --     10.857684          --                --                --               --
  2.295          14.080291     10.867902   10.774434          4.287809          9.911044         8.063964
  2.300          14.074353     10.844859   10.772215          4.287743          9.911921         8.061508
  2.305                 --     10.840658   10.769365                --                --               --
  2.310          14.063737     10.838383   10.768927          4.284925          9.904835         8.056203
  2.320          14.051470     10.831178   10.763021          4.280842                --               --
  2.330                 --     10.820165          --                --                --               --
  2.345          14.024827     10.813126   10.752340          4.273851          9.879190         8.036901
  2.350          14.019368     10.809652   10.751836          4.273718          9.874775         8.034833
  2.360          14.008439     10.802603   10.746687          4.270914          9.872236         8.029338
  2.370          13.997767     10.795423   10.741495          4.268454          9.863403         8.023659

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E
CLASS (CONTINUED)

The following is a summary of accumulation unit values as of December 31, 2005
(continued):


               JNL/FMR        JNL/Franklin    JNL/Goldman Sachs    JNL/JPMorgan     JNL/JPMorgan      JNL/Lazard
               Capital       Templeton Small    Cap  Mid Cap       International    International       Mid Cap
           Growth Portfolio  Value Portfolio   Value Portfolio   Equity Portfolio  Value Portfolio  Value Portfolio
           ----------------  ---------------  -----------------  ----------------  ---------------  ---------------
M&E CLASS
  2.380                  --               --          11.211470               --                --               --
  2.395           19.784690        10.856164          11.210554        13.238265         11.319147        17.114532
  2.400           19.774423        10.855913          11.210190        13.230761         11.312683        17.107680
  2.405                  --               --                 --               --                --        17.100351
  2.410           19.754003        10.855153          11.209490        13.216263         11.305682        17.094284
  2.420                  --               --                 --               --         11.296241        17.080812
  2.445           19.679954        10.852623          11.206823        13.167932         11.274020        17.047710
  2.450           19.669536        10.852249          11.206446        13.151402         11.271226        17.040740
  2.460           19.649707        10.851680          11.205338        13.145753         11.261663        17.027426
  2.470           19.626943               --                 --               --         11.252500               --
  2.480                  --               --                 --               --                --               --
  2.495           19.575311        10.849163          11.203072        13.098326         11.230853        16.981040
  2.500           19.564732        10.848627          11.202715        13.091266         11.226631        16.974442
  2.505                  --               --                 --               --                --               --
  2.510           19.545349        10.847813          11.202008        13.077444         11.217764        16.961038
  2.520                  --               --                 --               --         11.208034        16.946587
  2.545           19.473213        10.845416          11.199413        13.028402         11.186282        16.914958
  2.550           19.462662        10.845074          11.198991        13.021803         11.182817        16.907935
  2.560           19.441452        10.844353          11.198284        13.007787         11.173862        16.894808
  2.570                  --               --                 --               --                --               --
  2.595                  --        10.841840          11.195702               --         11.144005        16.848127
  2.600           19.357012        10.842562          11.195286        12.953472         11.138870        16.841616
  2.605                  --               --                 --               --                --               --
  2.610           19.337872        10.840760          11.194584        12.938889         11.130225        16.828700
  2.620                  --               --                 --               --         11.120702        16.814373
  2.645                  --        10.837995          11.191747        12.889491         11.098662        16.780980
  2.650           19.256810               --                 --        12.883769         11.095413        16.775573
  2.660           19.235299        10.837138          11.190869        12.869393         11.086396        16.762434
  2.670                  --        10.836440          11.190073               --         11.077074        16.748528
  2.680                  --               --                 --               --                --               --
  2.695                  --        10.834569                 --        12.817739                --        16.716174
  2.700           19.153140        10.834293          11.187828               --         11.051066        16.710216
  2.710           19.133590        10.833592          11.187145        12.801704         11.043073        16.696856
  2.720                  --               --                 --               --                --               --
  2.745                  --        10.830996          11.184575        12.754716         11.014283        16.652012
  2.750           19.042017        10.830717          11.184178        12.753580         11.007773        16.644556
  2.755                  --               --                 --               --                --               --
  2.760           19.031675        10.829964          11.183521        12.733960         10.999896        16.631055
  2.770                  --               --                 --        12.720628                --        16.618714
  2.795                  --               --                 --               --         10.969257        16.584058
  2.800           18.952276        10.827065          11.180488        12.680316         10.965819        16.580129
  2.805                  --               --                 --               --                --               --
  2.810                  --        10.826405          11.179748        12.665454         10.957289        16.567170
  2.820                  --               --                 --               --                --        16.552800
  2.845                  --               --          11.178329               --         10.926230        16.520717
  2.850           18.848507        10.829285          11.176853        12.611521         10.922836        16.516303
  2.860                  --        10.822785                 --        12.600706         10.913122        16.502965

             JNL/Lazard                    JNL/MCM        JNL/MCM           JNL/MCM          Enhanced
             Small Cap        JNL/MCM     Bond Index   Communications   Consumer Brands    S&P 500 Stock
           Value Portfolio  25 Portfolio  Portfolio   Sector Portfolio  Sector Portfolio  Index Portfolio
           ---------------  ------------  ----------  ----------------  ----------------  ---------------
M&E CLASS
  2.380                 --            --   10.737309                --                --               --
  2.395          13.969961     10.778211   10.732064          4.258555          9.845328         8.010886
  2.400          13.965449     10.774576   10.729346          4.258621          9.843771         8.007759
  2.405          13.958569     10.767551          --                --                --               --
  2.410          13.953291     10.767634   10.725238          4.255841          9.837692         8.001914
  2.420          13.941704     10.756945   10.720539                --                --               --
  2.445          13.915206     10.743182   10.710140          4.246170                --               --
  2.450          13.910131     10.739785   10.708347          4.245911          9.811786         7.981718
  2.460          13.899149     10.732811   10.704058          4.243293          9.808571         7.975307
  2.470                 --     10.725819   10.699222          4.240540                --         7.971231
  2.480                 --            --   10.695895                --                --               --
  2.495          13.860541     10.708426   10.688836                --                --               --
  2.500          13.855195     10.704960   10.685797                --          9.780226         7.955431
  2.505                 --     10.700811          --                --                --               --
  2.510          13.844697     10.697976   10.683051          4.229390          9.776935         7.950085
  2.520          13.833585     10.687337   10.678065                --                --         7.945514
  2.545          13.806659     10.673759   10.668144                --          9.751413         7.931151
  2.550          13.801551     10.670366   10.666649          4.201925                --         7.929249
  2.560          13.790657     10.663356   10.661798          4.215903          9.742529         7.923788
  2.570                 --     10.652678   10.657053                --                --               --
  2.595                 --     10.639040   10.646539                --          9.719673         7.905026
  2.600          13.747703     10.635470   10.644271          4.203643          9.716617         7.902625
  2.605                 --     10.631581          --                --                --               --
  2.610          13.736678     10.628746   10.640670          4.202238          9.713462         7.897658
  2.620                 --     10.621727          --                --                --               --
  2.645          13.698296     10.604721   10.626062                --                --               --
  2.650          13.693632     10.601272   10.623610          4.191277          9.687880         7.875341
  2.660          13.682553     10.594297   10.619342          4.188555          9.681882         7.871246
  2.670          13.671229     10.586966   10.614641                --                --               --
  2.680                 --     10.580161          --                --                --               --
  2.695          13.643337     10.570188   10.604814          4.179437          9.660450               --
  2.700          13.639843     10.563109   10.602812                --                --         7.850153
  2.710          13.629014     10.560115   10.598424          4.175006          9.650763         7.845249
  2.720                 --            --          --                --                --               --
  2.745          13.590815     10.536130   10.583812                --                --         7.827402
  2.750          13.586419     10.532769   10.585433                --                --               --
  2.755                 --            --   10.578620                --                --               --
  2.760          13.575368     10.525699   10.577034          4.160020          9.616208         7.820662
  2.770                 --            --          --                --                --         7.814327
  2.795          13.538108     10.503988   10.562633                --          9.597255               --
  2.800          13.533864     10.498585   10.561065                --                --         7.798843
  2.805                 --            --          --                --                --               --
  2.810          13.523179     10.491785   10.556358          4.146586                --         7.793602
  2.820                 --     10.480894          --                --                --               --
  2.845          13.485414            --   10.543635                --                --               --
  2.850          13.481748     10.464625   10.538098                --                --         7.779808
  2.860          13.469794     10.457632   10.535731                --          9.553564         7.767306

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E
CLASS (CONTINUED)

The following is a summary of accumulation unit values as of December 31, 2005
(continued):


               JNL/FMR        JNL/Franklin    JNL/Goldman Sachs    JNL/JPMorgan     JNL/JPMorgan      JNL/Lazard
               Capital       Templeton Small    Cap  Mid Cap       International    International       Mid Cap
           Growth Portfolio  Value Portfolio   Value Portfolio   Equity Portfolio  Value Portfolio  Value Portfolio
           ----------------  ---------------  -----------------  ----------------  ---------------  ---------------
M&E CLASS
  2.870                  --               --                 --               --                --               --
  2.895           18.759995               --                 --               --         10.883277        16.455842
  2.900           18.752509        10.819711                 --        12.546191         10.879240        16.450829
  2.910           18.730999        10.819362          11.172341        12.533968         10.871791        16.437882
  2.920                  --               --                 --               --                --               --
  2.945                  --               --          11.169583               --         10.840988        16.391681
  2.950                  --               --                 --               --                --        16.385048
  2.955                  --               --                 --               --                --               --
  2.960                  --               --          11.168615        12.466354         10.828899        16.373994
  2.970                  --               --                 --               --         10.819864        16.359507
  2.995                  --               --                 --               --                --               --
  3.000                  --               --                 --               --         10.794334        16.322483
  3.010           18.531790        10.812006          11.164840        12.399662         10.786559        16.309006
  3.045                  --               --                 --               --                --               --
  3.050           18.453317        10.809236          11.161993        12.346260         10.752100        16.257828
  3.060           18.433844        10.808398          11.161377        12.333319         10.743659        16.245345
  3.070                  --               --                 --               --                --               --
  3.095                  --               --                 --               --                --        16.200081
  3.100           18.353728               --                 --        12.281818         10.710783        16.194486
  3.110                  --        10.804882          11.157544        12.267784         10.701523        16.181171
  3.120                  --               --                 --               --                --               --
  3.145                  --               --                 --               --         10.672363        16.137316
  3.150           18.268691        10.813159                 --        12.221367         10.668187        16.130363
  3.160           18.238753               --                 --        12.202818         10.657869        16.117435
  3.195                  --               --                 --               --                --               --
  3.200                  --               --                 --               --                --               --
  3.210           18.142714               --                 --               --         10.618938        16.055598
  3.245                  --               --                 --               --                --               --
  3.250                  --               --                 --               --                --               --
  3.255                  --               --                 --               --                --               --
  3.260                  --               --                 --               --         10.576619        15.993644
  3.270           18.027218               --                 --               --         10.568334        15.980010
  3.295                  --               --                 --               --                --               --
  3.300                  --               --                 --               --         10.543518               --
  3.310           17.949707               --                 --               --                --               --
  3.345                  --               --                 --               --                --               --
  3.350                  --               --                 --               --                --               --
  3.360                  --               --                 --               --         10.494083               --
  3.395                  --               --                 --               --         10.465018        15.823630
  3.400                  --               --                 --               --                --               --
  3.410                  --        10.783476          11.135651        11.883148         10.452931        15.805892
  3.445           17.694295               --                 --               --                --               --
  3.450           17.685803               --                 --        11.832769         10.421003               --
  3.460                  --               --                 --               --                --               --
  3.470                  --               --                 --               --                --               --
  3.500                  --               --                 --               --                --               --
  3.510                  --               --                 --               --         10.371416               --

                                                                                             JNL/MCM
             JNL/Lazard                    JNL/MCM        JNL/MCM           JNL/MCM          Enhanced
             Small Cap        JNL/MCM     Bond Index   Communications   Consumer Brands    S&P 500 Stock
           Value Portfolio  25 Portfolio  Portfolio   Sector Portfolio  Sector Portfolio  Index Portfolio
           ---------------  ------------  ----------  ----------------  ----------------  ---------------
M&E CLASS
  2.870                 --            --          --                --                --               --
  2.895          13.432281     10.434049   10.520830                --          9.532035               --
  2.900          13.428186     10.431265   10.519686                --                --               --
  2.910          13.417632     10.423919   10.515028          4.121306                --         7.742223
  2.920                 --            --          --                --                --               --
  2.945                 --            --          --                --                --               --
  2.950                 --     10.396584   10.497706                --                --               --
  2.955                 --     10.391280          --                --                --               --
  2.960          13.364139     10.390152   10.493607                --          9.494999         7.715984
  2.970          13.353732            --          --                --                --               --
  2.995                 --            --   10.479003                --                --         7.698122
  3.000                 --     10.358967   10.477184                --                --               --
  3.010          13.312587     10.356193   10.473048                --          9.464347         7.690846
  3.045                 --     10.333065          --                --                --               --
  3.050          13.270664     10.325469   10.456825                --                --               --
  3.060          13.259985     10.323042   10.452966          4.079712          9.433547         7.666598
  3.070                 --     10.311976          --                --                --               --
  3.095                 --     10.294416   10.437517                --          9.409590               --
  3.100          13.219145     10.291819          --                --                --         7.645343
  3.110          13.208146     10.289028   10.434492                --                --         7.639651
  3.120                 --            --          --                --                --               --
  3.145                 --            --          --                --                --               --
  3.150          13.166568            --          --                --                --               --
  3.160          13.156464     10.255574   10.410954                --          9.367050               --
  3.195                 --            --   10.396339                --                --               --
  3.200                 --     10.229985          --                --                --               --
  3.210          13.104860     10.222759   10.390960          4.041766          9.342580               --
  3.245                 --            --          --                --                --               --
  3.250                 --            --          --                --                --               --
  3.255                 --     10.192683          --                --                --               --
  3.260          13.054329     10.189103   10.369609                --                --               --
  3.270                 --     10.182746   10.365911                --                --               --
  3.295                 --            --          --                --                --               --
  3.300                 --            --          --                --                --               --
  3.310                 --     10.152345   10.349413                --                --         7.539219
  3.345                 --            --          --                --                --               --
  3.350                 --            --          --                --                --               --
  3.360                 --     10.119308   10.328625                --          9.248141               --
  3.395          12.916150            --          --                --                --               --
  3.400          12.911682            --   10.312298                --                --         7.494887
  3.410          12.901497     10.091357   10.307010                --                --         7.486929
  3.445                 --            --          --                --                --               --
  3.450          12.861470     10.063322          --                --                --               --
  3.460                 --     10.053774          --                --                --               --
  3.470                 --            --          --                --                --               --
  3.500                 --            --          --                --                --               --
  3.510                 --     10.025293   10.267846                --                --               --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E
CLASS (CONTINUED)

The following is a summary of accumulation unit values as of December 31, 2005
(continued):

                              JNL/FMR        JNL/Franklin   JNL/Goldman Sachs    JNL/JPMorgan     JNL/JPMorgan      JNL/Lazard
                              Capital      Templeton Small    Cap  Mid Cap       International    International       Mid Cap
                         Growth Portfolio  Value Portfolio   Value Portfolio   Equity Portfolio  Value Portfolio  Value Portfolio
                         ----------------  ---------------  -----------------  ----------------  ---------------  ---------------
M&E CLASS
  3.545                                --               --                 --                --        10.343023               --
  3.560                                --               --                 --                --        10.330872               --
  3.610                         17.386172               --                 --                --               --        15.559998
  3.650                                --               --                 --                --               --               --
  3.660                                --               --                 --                --               --               --
  3.695                                --               --                 --                --               --               --
  3.700                                --               --                 --                --               --               --
  3.710                                --               --                 --                --        10.210148               --
  3.750                                --               --                 --                --        10.178621               --
  3.760                                --               --                 --                --               --               --
  3.800                                --               --                 --                --               --               --
  3.860                                --               --                 --                --               --               --
  3.895                                --               --                 --                --               --               --
  3.910                                --        10.747716          11.098693         11.267140        10.051067               --
  4.000                                --               --                 --                --               --               --

PERSPECTIVE
  Standard Benefit              17.119811        10.845117          11.300431         14.530301        19.698052        15.916980
    Maximum Anniversary
      Value Benefit             11.373896               --                 --         12.635184        19.633936        14.925656
    Earnings Protection
      Benefits                   9.817580               --          10.520501         11.901554        19.570281        14.021006
    Combined Optional
      Benefits                  11.404404               --                 --         12.508445        19.506604        14.871123

                                                                                                           JNL/MCM
                           JNL/Lazard                    JNL/MCM        JNL/MCM           JNL/MCM          Enhanced
                           Small Cap        JNL/MCM     Bond Index   Communications   Consumer Brands    S&P 500 Stock
                         Value Portfolio  25 Portfolio  Portfolio   Sector Portfolio  Sector Portfolio  Index Portfolio
                         ---------------  ------------  ----------  ----------------  ----------------  ---------------
M&E CLASS
  3.545                               --            --          --                --                --               --
  3.560                               --      9.988597   10.247290                --          9.128653         7.415181
  3.610                               --      9.960905          --                --                --         7.390587
  3.650                               --            --          --                --                --               --
  3.660                               --      9.928441          --                --                --               --
  3.695                               --            --          --                --                --               --
  3.700                               --            --   10.191138                --                --               --
  3.710                               --            --   10.186897                --                --               --
  3.750                               --            --   10.170879                --                --               --
  3.760                               --      9.868166   10.167487                --                --               --
  3.800                               --            --          --                --                --         7.298669
  3.860                               --      9.800276   10.126815                --                --               --
  3.895                               --      9.778274   10.112971                --                --               --
  3.910                               --            --   10.106316                --                --               --
  4.000                               --      9.711698          --                --                --               --

PERSPECTIVE
Standard Benefit               14.995535     11.495694   10.544666          4.545001         10.505957        15.278158
  Maximum Anniversary
    Value Benefit              13.285279     15.331975   10.510171                --                --        15.228163
  Earnings Protection
    Benefits                   13.974311     15.282076   10.475830          6.887185         11.496613        15.178653
  Combined Optional
    Benefits                   12.957516     15.232566   10.442096                --                --        15.129282

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E
  CLASS (CONTINUED)

The following is a summary of accumulation unit values as of December 31, 2005 (continued):

                JNL/MCM         JNL/MCM         JNL/MCM          JNL/MCM        JNL/MCM      JNL/MCM        JNL/MCM
               Financial         Global       Healthcare      International      JNL 5       Nasdaq(R)     Oil & Gas
            Sector Portfolio  15 Portfolio  Sector Portfolio  Index Portfolio  Portfolio  15 Portfolio  Sector Portfolio
            ----------------  ------------  ----------------  ---------------  ---------  ------------  ----------------
 M&E CLASS
    1.000                 --     13.176756         11.767904        15.438331  11.963532            --         24.148719
    1.100                 --     13.091348         11.691651        15.376924  11.948762     10.614405         23.992209
    1.150          12.930662     13.049257         11.655548        15.345381  11.941419     10.607929         23.918126
    1.250          12.847042     12.964933         11.579949        15.286321  11.926629     10.594810         23.763018
    1.300          12.805406     12.922780         11.542632        15.256046  11.919260     10.588083         23.686023
    1.350          12.761632     12.880874         11.503141        15.226025  11.911787     10.581607         23.605414
    1.395                 --            --                --               --         --            --                --
    1.400          12.722615     12.839333         11.467977        15.195957  11.904509     10.575154         23.533229
    1.420                 --     12.822408                --        15.183711         --            --                --
    1.450          12.681386     12.797716         11.430861        15.165919  11.896987     10.568616         23.457024
    1.500          12.640410     12.756260         11.393888        15.135952  11.889806     10.562040         23.380921
    1.545          12.604102     12.719046         11.360638        15.109090  11.883212     10.556052         23.312690
    1.550          12.599361     12.714915         11.356849        15.105985  11.882433     10.555511         23.305309
    1.560                 --     12.706629                --        15.100096  11.880854            --         23.289950
    1.570          12.582930     12.698501         11.339395        15.094153  11.879416     10.552851         23.274994
    1.575                 --            --                --        15.091172         --            --                --
    1.600          12.558643     12.673780         11.320167        15.076328  11.875090     10.548980         23.229702
    1.605                 --     12.669145                --               --  11.874319     10.548615                --
    1.630                 --     12.646203         11.295071        15.057462  11.870601     10.545005         23.185627
    1.645          12.519046     12.636486         11.284684        15.049136  11.868381     10.543109         23.161905
    1.650          12.517632     12.632690         11.283506        15.046128  11.867730     10.542501         23.154259
    1.660                 --     12.624145         11.273614        15.039742  11.866155     10.541066                --
    1.670          12.498940     12.616065         11.268608        15.034193  11.864754     10.539771         23.122582
    1.695          12.481652     12.595900         11.250540        15.023412  11.861057     10.536563         23.087776
    1.700          12.477415     12.591633         11.246982        15.023975  11.860354     10.536060         23.079638
    1.710          12.469351     12.583642         11.239627        15.010630  11.858935     10.534647         23.064645
    1.720                 --     12.575470         11.232247        15.004504  11.857336     10.533227         23.049521
    1.725                 --            --                --        15.001771         --            --                --
    1.745                 --     12.552003                --        14.989256  11.853659            --         23.006974
    1.750          12.436919     12.553255         11.210482        14.986968  11.853032     10.529397         23.004393
    1.760          12.430689     12.542464         11.202817        14.980614  11.851497     10.527470         22.989091
    1.795          12.400716     12.514277         11.177700        14.961046  11.846433            --         22.938296
    1.800          12.396015     12.510282         11.174252        14.957239  11.845726     10.522926         22.930266
    1.810          12.387457     12.502208         11.166740        14.951194  11.844261     10.521637         22.914984
    1.820                 --     12.494253         11.156955        14.945482  11.842732            --                --
    1.825                 --            --                --               --         --            --                --
    1.845          12.360442     12.473879         11.141563        14.930817  11.839017     10.517068         22.863427
    1.850          12.356372     12.469788         11.137977        14.927611  11.838356     10.516388         22.855463
    1.855                 --     12.463359                --               --         --            --                --
    1.860          12.348132     12.461773         11.130804        14.921861  11.836920     10.515049         22.841372
    1.870          12.340428     12.453539         11.123484        14.915949         --            --         22.824957
    1.880                 --     12.442254                --               --         --            --                --
    1.895          12.320590     12.433149         11.105551        14.901256  11.831780     10.510588         22.789514
    1.900          12.316542     12.429476         11.101870        14.898255  11.831063     10.509920         22.780488
    1.905          12.309405     12.422006         11.095444        14.894561  11.830250            --         22.768795
    1.910                 --     12.421120         11.091845        14.891621  11.829464            --         22.761406
    1.920          12.302598     12.413132         11.087460        14.886517  11.828075     10.507244         22.754536



                JNL/MCM           JNL/MCM         JNL/MCM            JNL/MCM         JNL/MCM
              S&P 400 MidCap      S&P 500      Select Small Cap     Small Cap       Technology
             Index Portfolio  Index Portfolio     Portfolio      Index Portfolio  Sector Portfolio
             ---------------  ---------------  ----------------  ---------------  ----------------
 M&E CLASS
    1.000          14.431578        10.992756         20.364977        13.765517          5.950916
    1.100          14.374167        10.949024         20.232767        13.710925          5.912347
    1.150          14.344956        10.927698         20.167905        13.683978          5.894080
    1.250          14.289549        10.884538         20.037317        13.630124          5.855790
    1.300          14.260991        10.862686         19.972542        13.602763          5.836995
    1.350          14.233104        10.841578         19.907657        13.576213                --
    1.395                 --               --                --               --                --
    1.400          14.204984        10.820140         19.844798        13.549334          5.799203
    1.420          14.193579        10.811450         19.813676        13.538506                --
    1.450          14.176883        10.798803         19.779159        13.522498          5.780437
    1.500          14.148925        10.777449         19.715055        13.495904          5.761378
    1.545          14.123835        10.758312         19.657557        13.471888          5.746608
    1.550          14.120929        10.756170         19.651087        13.469298          5.743061
    1.560          14.115514        10.751861         19.638333        13.464088                --
    1.570          14.109755        10.747627         19.625853        13.458321          5.735514
    1.575          14.106992        10.745483                --        13.455853                --
    1.600          14.093006        10.734868         19.587604        13.442506          5.725316
    1.605                 --        10.732363         19.580440               --                --
    1.630          14.074797        10.720988         19.544941        13.425523                --
    1.645          14.067795        10.715627         19.529964        13.418448          5.706553
    1.650          14.065183        10.713642         19.524114        13.416968          5.705813
    1.660          14.059352        10.709230         19.510873        13.410472          5.700948
    1.670          14.053804        10.704901         19.498269        13.405912          5.697887
    1.695          14.042027        10.697527         19.467239        13.396317          5.689224
    1.700          14.041397        10.692524         19.461257        13.394575          5.687482
    1.710          14.031795        10.688266         19.448295        13.384165          5.683708
    1.720          14.026290        10.684033         19.435664        13.378781          5.679943
    1.725          14.023520        10.681933         19.429231        13.376164                --
    1.745          14.012218               --         19.404002        13.365694          5.669523
    1.750          14.009624        10.671364         19.397947        13.363333          5.669001
    1.760          14.003801        10.666834         19.384638        13.357455          5.665430
    1.795          13.984742        10.652354         19.341218        13.338832          5.652506
    1.800          13.981977        10.650328         19.335046        13.336401          5.650649
    1.810          13.976210        10.645892         19.322371        13.331403          5.646906
    1.820          13.970966        10.641741         19.310325        13.326044                --
    1.825                 --        10.639748                --               --                --
    1.845          13.957081        10.631327         19.278691        13.313018          5.634128
    1.850          13.954318        10.629391         19.272284        13.310326          5.635064
    1.855                 --               --         19.263234               --                --
    1.860          13.948737        10.663066         19.259961        13.304945          5.628772
    1.870          13.943344        10.620886         19.247193        13.299833          5.624788
    1.880                 --               --         19.229764               --                --
    1.895          13.929519        10.610333         19.216114        13.286626          5.615982
    1.900          13.926757        10.608221         19.210055        13.283858          5.614260
    1.905          13.923128        10.605467         19.198600        13.280377          5.610848
    1.910          13.920517               --         19.197073               --                --
    1.920          13.915652        10.599869         19.185704        13.273675          5.606888

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation unit values as of December 31, 2005 (continued):


                JNL/MCM         JNL/MCM         JNL/MCM          JNL/MCM        JNL/MCM      JNL/MCM        JNL/MCM
               Financial         Global       Healthcare      International      JNL 5       Nasdaq(R)     Oil & Gas
            Sector Portfolio  15 Portfolio  Sector Portfolio  Index Portfolio  Portfolio  15 Portfolio  Sector Portfolio
            ----------------  ------------  ----------------  ---------------  ---------  ------------  ----------------
 M&E CLASS
    1.945          12.279545     12.392786         11.069226        14.872692  11.824489     10.503908         22.714980
    1.950          12.276667     12.389319         11.066009        14.868916  11.823707     10.503332         22.708263
    1.955          12.269548     12.384621         11.059516        14.872257  11.822881            --         22.694960
    1.960          12.268705     12.381184         11.058828        14.862896  11.822277     10.502059         22.693668
    1.970                 --     12.373104         11.048701        14.856982         --     10.500664         22.677765
    1.980          12.249517            --         11.041526        14.850464  11.819212            --         22.658133
    1.995          12.240609     12.353151         11.033864        14.852183  11.817171     10.497250         22.641981
    2.000          12.236908     12.349319         11.030150        14.839521  11.816562     10.494544         22.634764
    2.005                 --     12.342068                --        14.836798  11.815557            --         22.623441
    2.010          12.220507     12.340953         11.022970        14.833595  11.814938     10.495429         22.619976
    2.020          12.220857     12.332809         11.015396        14.827724  11.813377            --         22.604921
    2.030                 --     12.321308                --        14.820975         --            --         22.584560
    2.045          12.198230     12.313045         10.996081        14.813067  11.809859     10.490990         22.564715
    2.050          12.197005     12.319813         10.994583        14.840022  11.809095     10.490418         22.561133
    2.055                 --     12.301559                --               --         --            --                --
    2.060          12.189352     12.301044         10.987309        14.804243  11.807624     10.489078         22.546402
    2.070          12.177973     12.292996         10.977101        14.797859  11.806107     10.487694         22.526112
    2.080                 --            --                --        14.791719         --            --                --
    2.095          12.161554     12.273156         10.962238        14.783588  11.802337     10.484423         22.495528
    2.100          12.157326     12.265271         10.958521        14.793057  11.801780     10.483841         22.487469
    2.110          12.149968     12.260870         10.951615        14.774939  11.800341     10.482481         22.473755
    2.120                 --     12.253235         10.941760        14.769170  11.798747            --         22.458466
    2.145          12.121854     12.233441         10.926757        14.754692  11.795169     10.477938         22.422066
    2.150          12.118220     12.229475         10.923123        14.751664  11.794484     10.477348         22.415071
    2.155                 --            --                --               --         --            --         22.401715
    2.160          12.110518     12.222735         10.916166        14.745806  11.793015     10.476114         22.400193
    2.170                 --     12.213594                --        14.740059  11.791441            --         22.385930
    2.195          12.079366     12.193789         10.890884        14.725450  11.787860     10.471487         22.349185
    2.200          12.079134     12.189758         10.887767        14.722606  11.787209     10.470901         22.343023
    2.205                 --            --                --        14.718278         --            --                --
    2.210          12.071677     12.181996         10.880624        14.716648  11.785891     10.469618         22.328473
    2.220          12.063317     12.174030                --        14.710493  11.784131     10.468225         22.313897
    2.245          12.040135     12.154317         10.852882        14.696103  11.780582     10.464932         22.276817
    2.250          12.036189     12.150337         10.852336        14.693418  11.779866     10.464340         22.263868
    2.260          12.032194     12.142552         10.845542        14.687569  11.778453     10.463090         22.255826
    2.270                 --     12.134174         10.835220        14.681888  11.776843     10.461750         22.234883
    2.280                 --     12.123016                --               --         --            --         22.229762
    2.295                 --     12.135674         10.821122        14.667488  11.773232     10.458570         22.204484
    2.300          11.997002     12.111062         10.817500        14.664456  11.772607     10.457818         22.199270
    2.305                 --     12.106412                --        14.660585         --            --                --
    2.310          11.991880     12.104363         10.810112        14.659213  11.771162     10.457127         22.183672
    2.320                 --     12.095301         10.803086        14.654445  11.769661            --         22.168848
    2.330                 --     12.083808                --               --         --            --                --
    2.345          11.965550     12.075717         10.786125        14.638312  11.766025     10.451884         22.133128
    2.350          11.961903     12.071741         10.782512        14.635425  11.765587     10.451470         22.126495
    2.360          11.954259     12.063927         10.775319        14.629626  11.763867     10.450302         22.112007
    2.370                 --     12.056070         10.764816        14.623482  11.762273     10.448777         22.090762


                JNL/MCM           JNL/MCM         JNL/MCM           JNL/MCM        JNL/MCM
             S&P 400 MidCap      S&P 500      Select Small Cap     Small Cap      Technology
            Index Portfolio  Index Portfolio    Portfolio       Index Portfolio  Sector Portfolio
            ---------------  ---------------  ----------------  ---------------  ----------------
M&E CLASS
    1.945         13.902208        10.588758         19.153407        13.260792          5.597637
    1.950         13.899281        10.587240         19.147461        13.257759          5.595860
    1.955         13.897673        10.584833         19.140918        13.260898                --
    1.960         13.893541        10.582922         19.135402        13.252439          5.592324
    1.970         13.888257        10.578863         19.122661        13.247331          5.587212
    1.980         13.882011        10.574134                --        13.241316                --
    1.995         13.874518        10.568427         19.091959        13.234179          5.579625
    2.000         13.871688        10.566434         19.086083        13.231540          5.577665
    2.005         13.868325        10.565245         19.074844        13.228205                --
    2.010         13.866186        10.562098         19.073329        13.226197          5.574561
    2.020         13.860792        10.557771         19.060718        13.221113          5.570426
    2.030         13.854521        10.553100         19.043862        13.215065                --
    2.045         13.847112        10.547557         19.030027        13.207993          5.559786
    2.050         13.844371        10.545460         19.048861        13.205372          5.559681
    2.055                --               --         19.012056               --                --
    2.060         13.838909        10.541303         19.011493        13.200177          5.556074
    2.070         13.832684        10.536595         18.999291        13.194247          5.550977
    2.080         13.827202        10.532664                --        13.188880                --
    2.095         13.819718        10.526687         18.968406        13.181841          5.541954
    2.100         13.794981        10.524501         18.961476        13.166660          5.541658
    2.110         13.809582        10.520456         18.949814        13.178981          5.538100
    2.120         13.805758        10.516293         18.932179        13.168339          5.534486
    2.145         13.792315        10.506143         18.907465        13.155953          5.525715
    2.150         13.789725        10.503781         18.900772        13.153233          5.523692
    2.155                --               --                --               --                --
    2.160         13.784198        10.499705         18.889718        13.148023          5.520224
    2.170         13.778795        10.495546         18.876233        13.142837                --
    2.195         13.764940        10.485196         18.845470        13.129899          5.507324
    2.200         13.762384        10.483049         18.839598        13.127269          5.505879
    2.205         13.758522        10.479807                --        13.123643                --
    2.210         13.757042        10.478926         18.827385        13.122069          5.502346
    2.220         13.751426        10.474676         18.815173        13.116541                --
    2.245         13.737598        10.464376         18.784491        13.103846          5.489700
    2.250         13.735265        10.462318         18.778569        13.101306          5.486390
    2.260         13.729825        10.458202         18.766384        13.096067          5.484280
    2.270         13.724502        10.454092         18.753637        13.090928                --
    2.280                --               --                --               --                --
    2.295         13.710939        10.443659         18.759057        13.078266                --
    2.300         13.708179        10.441622         18.717940        13.075462          5.470371
    2.305         13.703140        10.438728         18.710695        13.071272                --
    2.310         13.704217        10.438688         18.708911        13.072075          5.466690
    2.320         13.698934        10.433412         18.692508        13.064224          5.462983
    2.330                --               --         18.675518               --                --
    2.345         13.683713        10.423141         18.663185        13.052220          5.452657
    2.350         13.680858        10.421066         18.657146        13.049445          5.452403
    2.360         13.675767        10.416918         18.645024        13.044406          5.449033
    2.370         13.669334        10.412108         18.633293        13.038716          5.445552

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation unit values as of December 31, 2005 (continued):


                JNL/MCM          JNL/MCM         JNL/MCM          JNL/MCM       JNL/MCM     JNL/MCM          JNL/MCM
               Financial         Global       Healthcare      International      JNL 5       Nasdaq(R)      Oil & Gas
            Sector Portfolio  15 Portfolio  Sector Portfolio  Index Portfolio  Portfolio  15 Portfolio  Sector Portfolio
            ----------------  ------------  ----------------  ---------------  ---------  ------------  ----------------
 M&E CLASS
    2.380          11.934965     12.041340         10.757262        14.617099  11.758810            --         22.069620
    2.395          11.926478     12.036624         10.750780        14.610217  11.758727     10.445490         22.061152
    2.400          11.918796     12.032635         10.744095        14.605672  11.758042     10.445010         22.044395
    2.405                 --            --                --               --  11.757168            --                --
    2.410          11.915318     12.024859         10.740061        14.602315  11.756568     10.443716         22.039802
    2.420                 --     12.012929                --        14.594163  11.754991            --         22.018926
    2.445          11.884671     11.997576         10.712124        14.580413  11.751353            --         21.983051
    2.450          11.884804     11.993746         10.712672        14.577735  11.750728     10.438574         21.983429
    2.460          11.876364     11.985992         10.705668        14.571926  11.749327     10.437333         21.968644
    2.470                 --     11.978129         10.695466        14.566032  11.747699            --         21.947554
    2.480          11.859943            --         10.689011        14.562266  11.746430            --         21.932669
    2.495          11.849933     11.958284         10.681371        14.551087  11.744079     10.431508         21.918894
    2.500          11.847565     11.954572         10.677536        14.548732  11.743348     10.432045         21.911143
    2.505                 --     11.950321                --               --         --            --                --
    2.510          11.838651     11.947100         10.671138        14.542426  11.742010     10.430685         21.897935
    2.520                 --     11.935251         10.660727        14.535239  11.740450     10.429232         21.876275
    2.545          11.811258     11.919949         10.646488        14.522912  11.736790            --         21.847068
    2.550          11.804072     11.916224         10.628499        14.521221  11.736174     10.425810         21.841161
    2.560          11.800162     11.908393         10.636362        14.514582  11.734458     10.424245         21.826706
    2.570                 --     11.896536                --        14.507781  11.733167            --                --
    2.595                 --     11.877275         10.610162        14.494449  11.729536     10.419828         21.777073
    2.600          11.769474     11.877329         10.605390        14.490642  11.728890     10.418896         21.762994
    2.605                 --     11.873262                --               --         --            --                --
    2.610          11.761598     11.869727         10.601975        14.485729  11.730372     10.417794         21.756128
    2.620                 --     11.861820         10.591500        14.478639  11.725907            --         21.741605
    2.645                 --     11.842927         10.574369        14.465340  11.722348     10.413260         21.699549
    2.650          11.731368     11.839077         10.574572        14.462643  11.721542     10.412717         21.699839
    2.660          11.723588     11.831277         10.567443        14.456506  11.720143     10.411217         21.685038
    2.670                 --     11.823102         10.557278        14.450469         --            --         21.664219
    2.680                 --     11.815502                --               --         --            --                --
    2.695          11.697734     11.804309         10.543685        14.437377  11.715029     10.406943         21.634948
    2.700          11.689305     11.796500         10.536536        14.432909  11.714435     10.406167         21.621840
    2.710          11.685559     11.792801         10.533267        14.428673  11.713035     10.404914         21.614917
    2.720                 --            --                --               --         --            --                --
    2.745          11.658955     11.766351         10.509321        14.408407  11.707851     10.400365         21.565722
    2.750          11.655245     11.762165         10.506134        14.402995  11.707048     10.399711         21.558558
    2.755                 --            --                --        14.401331         --            --                --
    2.760          11.643706     11.754861         10.509767        14.399652  11.705747     10.398439         21.545419
    2.770                 --            --         10.492171               --         --            --                --
    2.795          11.617270     11.728080         10.471672        14.379151  11.700549     10.394141         21.495310
    2.800          11.617278     11.724525         10.468344        14.377262  11.699792     10.393256         21.488969
    2.805                 --            --                --               --         --            --                --
    2.810          11.605980     11.716776         10.461402        14.371374  11.698237     10.391468         21.475090
    2.820                 --     11.704670                --               --  11.696894     10.390756         21.453746
    2.845                 --     11.685804                --        14.352688  11.693214            --         21.418869
    2.850                 --     11.686629         10.439693        14.353806  11.692535     10.386841         21.415276
    2.860          11.568168     11.678539         10.430595        14.342695  11.691263     10.385578         21.405390


                JNL/MCM          JNL/MCM          JNL/MCM           JNL/MCM          JNL/MCM
             S&P 400 MidCap      S&P 500      Select Small Cap     Small Cap        Technology
            Index Portfolio  Index Portfolio     Portfolio      Index Portfolio  Sector Portfolio
            ---------------  ---------------  ----------------  ---------------  ----------------
 M&E CLASS
    2.380         13.663845        10.407969                --        13.033192                --
    2.395         13.656828        10.402534         18.602862        13.026646          5.434093
    2.400         13.652522        10.399162         18.596723        13.024823          5.435806
    2.405         13.650444        10.397775                --               --                --
    2.410         13.647958        10.396516         18.584726        13.017311          5.458996
    2.420         13.642239        10.391718         18.566416        13.012587                --
    2.445         13.629733        10.381870         18.542561        13.000634          5.417274
    2.450         13.626996        10.379829         18.536615        12.997979          5.415329
    2.460         13.621496        10.375796         18.524477        12.992965          5.413713
    2.470         13.615424        10.371107         18.512430        12.987024          5.410095
    2.480         13.610987        10.367026                --        12.981441                --
    2.495         13.602774        10.361447         18.482053        12.974596          5.399694
    2.500         13.599479        10.358394         18.475200        12.972413          5.399345
    2.505                --               --         18.469344               --                --
    2.510         13.594679        10.355321         18.464113        12.967259          5.385052
    2.520         13.588228        10.350174         18.446061        12.961011                --
    2.545         13.575923        10.340964         18.422680        12.949287          5.383884
    2.550         13.573173        10.338912         18.416698        12.946604          5.371880
    2.560         13.567840        10.334793         18.404650        12.941743          5.378127
    2.570         13.561711        10.330158                --        12.935731                --
    2.595         13.548833        10.320238         18.363016        12.923500                --
    2.600         13.546157        10.318411         18.356545        12.921457          5.362895
    2.605                --               --         18.350447               --                --
    2.610         13.540884        10.314392         18.345096        12.915874          5.359546
    2.620         13.534744        10.309563         18.332910        12.910049          5.355968
    2.645         13.522300        10.300122         18.303443        12.897924          5.349200
    2.650         13.519585        10.298065         18.297493        12.895626          5.345550
    2.660         13.513818        10.293669         18.285411        12.890135          5.342131
    2.670         13.508089        10.289719         18.272785        12.884928          5.339833
    2.680                --               --         18.261069               --                --
    2.695         13.496097        10.279115         18.244011        12.872156          5.331796
    2.700         13.492150        10.278300         18.231764        12.869389                --
    2.710         13.487226        10.273235         18.226734        12.864971          5.326535
    2.720                --               --                --               --                --
    2.745         13.468829        10.259513         18.185110        12.847195          5.312754
    2.750         13.465384        10.256623         18.179183        12.840397          5.312489
    2.755         13.462727        10.254774                --        12.841269                --
    2.760         13.460526        10.252630         18.166795        12.839381          5.312527
    2.770                --        10.249235                --               --                --
    2.795         13.441438        10.238669         18.126064        12.820958          5.295391
    2.800         13.439629        10.237128         18.120299        12.819409          5.293670
    2.805                --               --                --               --                --
    2.810         13.434174        10.232953         18.108524        12.814012          5.290228
    2.820                --               --                --        12.808208                --
    2.845         13.415468        10.218154                --        12.796273          5.278204
    2.850         13.408574        10.218013         18.061098        12.793481          5.276488
    2.860         13.407395        10.212601         18.049668        12.788785          5.273110

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation unit values as of December 31, 2005 (continued):


                JNL/MCM         JNL/MCM         JNL/MCM          JNL/MCM        JNL/MCM      JNL/MCM        JNL/MCM
               Financial         Global       Healthcare      International      JNL 5       Nasdaq(R)     Oil & Gas
            Sector Portfolio  15 Portfolio  Sector Portfolio  Index Portfolio  Portfolio  15 Portfolio  Sector Portfolio
            ----------------  ------------  ----------------  ---------------  ---------  ------------  ----------------
 M&E CLASS
    2.870                 --            --                --               --         --            --                --
    2.895          11.546324     11.652322         10.407663        14.322157  11.686046     10.381193         21.357197
    2.900                 --     11.648811         10.404156        14.320378  11.685308            --         21.349539
    2.910          11.534836     11.641047         10.397512        14.314648  11.684074     10.379142         21.336896
    2.920                 --            --                --               --  11.682437            --         21.314801
    2.945          11.504550     11.609773         10.369921               --  11.678797            --         21.280058
    2.950                 --     11.610437                --               --  11.678078     10.374003         21.273205
    2.955                 --     11.607168                --               --         --            --                --
    2.960          11.493368     11.603349         10.359424        14.286300  11.676639     10.372760         21.267716
    2.970                 --     11.590828                --               --  11.675175            --         21.246202
    2.995                 --            --                --        14.265503  11.671577            --                --
    3.000                 --     11.568505                --        14.262584  11.670851            --         21.204115
    3.010          11.460211     11.565340         10.330138        14.257645  11.669440     10.366459         21.198042
    3.045          11.434554     11.539361         10.306884               --         --            --         21.150381
    3.050                 --     11.530903                --        14.235241  11.663653            --         21.135310
    3.060          11.418943     11.528195         10.296570        14.229552  11.662215     10.359897         21.121704
    3.070                 --     11.515941                --               --         --            --         21.107883
    3.095                 --     11.497653                --        14.209219  11.657190            --                --
    3.100                 --     11.493524                --               --  11.656397            --                --
    3.110          11.385849     11.490354         10.259066        14.200843  11.654986     10.353439         21.060582
    3.120                 --            --                --               --  11.653518            --                --
    3.145                 --            --                --               --  11.649914            --         21.005166
    3.150                 --            --                --               --  11.649208     10.348389         20.998352
    3.160                 --     11.453018         10.226074        14.173356  11.647749     10.347098         20.984579
    3.195                 --            --                --        14.152959  11.642721            --                --
    3.200                 --     11.422777                --               --         --            --                --
    3.210          11.312544     11.416406         10.196959        14.145426  11.640540     10.340650         20.920546
    3.245                 --            --                --               --         --            --                --
    3.250                 --            --                --               --         --            --                --
    3.255                 --     11.382730                --               --         --            --                --
    3.260          11.271299     11.378798                --        14.117506  11.633346     10.334417         20.848637
    3.270                 --     11.371725                --               --         --            --         20.843678
    3.295                 --            --                --               --  11.628295     10.329764         20.801315
    3.300                 --     11.345027                --               --         --            --         20.794556
    3.310                 --     11.337531                --        14.088647  11.626106            --         20.781225
    3.345                 --            --                --               --         --            --                --
    3.350                 --            --                --               --         --            --                --
    3.360          11.198251     11.300863                --        14.060732  11.618950     10.321460         20.713631
    3.395                 --            --                --               --  11.613821            --         20.666973
    3.400                 --            --                --               --         --            --                --
    3.410                 --     11.268841         10.082336               --         --            --         20.687575
    3.445                 --            --                --               --  11.606731            --                --
    3.450                 --     11.246177                --        14.008802         --            --                --
    3.460                 --     11.227694                --               --  11.604546            --                --
    3.470                 --            --                --               --  11.603159            --                --
    3.500                 --            --                --               --         --            --                --
    3.510                 --     11.196082                --        13.978175  11.597291            --         20.513105


                JNL/MCM          JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM
             S&P 400 MidCap      S&P 500      Select Small Cap     Small Cap        Technology
            Index Portfolio  Index Portfolio      Portfolio     Index Portfolio  Sector Portfolio
            ---------------  ---------------  ----------------  ---------------  ----------------
 M&E CLASS
    2.870                --               --                --               --                --
    2.895         13.388152        10.197957         18.008961        12.770203                --
    2.900         13.386828        10.196927         18.002335        12.768888          5.259362
    2.910         13.379109        10.192682         17.991437        12.763339          5.257907
    2.920                --               --                --               --                --
    2.945                --               --                --        12.744792          5.244029
    2.950                --        10.176253         17.944072        12.742415                --
    2.955                --               --         17.937023               --                --
    2.960         13.354918        10.172566         17.933030        12.738369          5.238887
    2.970                --               --                --               --                --
    2.995         13.335829        10.157613                --        12.719639                --
    3.000         13.332834        10.155551         17.879341        12.717334          5.225277
    3.010         13.327830        10.151960         17.874495        12.712698          5.223874
    3.045         13.309782        10.138267         17.834311        12.695443          5.212066
    3.050         13.307158        10.136088         17.821037        12.692224                --
    3.060         13.301835        10.132301         17.817117        12.687765          5.206887
    3.070         13.296489        10.128146         17.798118        12.683032                --
    3.095         13.281395               --                --        12.669641                --
    3.100                --               --         17.763443               --                --
    3.110         13.274534        10.111666         17.758621        12.662012          5.188047
    3.120                --               --                --               --                --
    3.145                --        10.097943                --               --          5.176246
    3.150                --               --                --               --          5.174564
    3.160         13.248379        10.091605         17.700866        12.637039                --
    3.195         13.230015        10.077488                --        12.619343                --
    3.200                --               --         17.655906               --                --
    3.210         13.222988        10.072103         17.643637        12.612384          5.156483
    3.245                --               --                --               --                --
    3.250                --               --                --               --                --
    3.255                --               --         17.592313               --                --
    3.260         13.195930        10.051611         17.586147        12.586838                --
    3.270                --               --                --               --          5.134347
    3.295                --        10.037678                --               --                --
    3.300                --               --                --        12.567011          5.124342
    3.310         13.170243        10.031985         17.522424        12.562374                --
    3.345                --               --                --               --                --
    3.350                --               --                --               --                --
    3.360         13.143822        10.011872         17.465685        12.537189          5.104384
    3.395                --               --                --               --          5.092787
    3.400                --         9.996511                --        12.517878                --
    3.410                --        10.009067         17.416561        12.496152                --
    3.445                --               --                --               --                --
    3.450         13.099598         9.977435         17.371215        12.494351                --
    3.460                --         9.972628         17.359704               --                --
    3.470                --               --                --               --                --
    3.500                --               --                --               --                --
    3.510         13.066629         9.953052         17.303986        12.463504                --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation unit values as of December 31, 2005 (continued):


                JNL/MCM          JNL/MCM           JNL/MCM          JNL/MCM     JNL/MCM      JNL/MCM        JNL/MCM
               Financial         Global         Healthcare      International    JNL 5       Nasdaq(R)      Oil & Gas
            Sector Portfolio  15 Portfolio  Sector Portfolio  Index Portfolio  Portfolio  15 Portfolio  Sector Portfolio
            ----------------  ------------  ----------------  ---------------  ---------  ------------  ----------------
 M&E CLASS
    3.545                 --            --                --               --         --            --         20.465935
    3.560          11.053546            --          9.963495        13.950015  11.590185            --         20.445987
    3.610          11.017663     11.123869                --               --  11.583037     10.289532         20.379641
    3.650                 --            --                --               --         --            --                --
    3.660                 --     11.087680                --               --         --            --                --
    3.695                 --            --                --               --  11.570828            --                --
    3.700                 --            --                --        13.873531         --            --                --
    3.710                 --            --                --        13.867822         --            --         20.247530
    3.750                 --            --                --               --         --            --                --
    3.760                 --     11.011550                --        13.841316         --            --                --
    3.800                 --            --                --               --         --            --                --
    3.860                 --     10.944655                --               --         --            --                --
    3.895                 --     10.919982                --        13.767148         --            --                --
    3.910                 --     10.903868                --               --         --            --         19.986224
    4.000                 --     10.845521                --               --         --            --                --


               JNL/MCM           JNL/MCM          JNL/MCM           JNL/MCM          JNL/MCM
             S&P 400 MidCap      S&P 500      Select Small Cap     Small Cap        Technology
            Index Portfolio  Index Portfolio     Portfolio      Index Portfolio  Sector Portfolio
            ---------------  ---------------  ----------------  ---------------  ----------------
 M&E CLASS
    3.545                --               --                --               --          5.043359
    3.560         13.040278         9.932995                --        12.438392                --
    3.610                --               --         17.192101               --          5.022089
    3.650                --               --                --               --                --
    3.660                --               --         17.136197               --                --
    3.695                --               --                --               --                --
    3.700         12.968821         9.878551                --        12.370238                --
    3.710         12.963583         9.874661                --        12.365195          4.989541
    3.750                --               --                --               --                --
    3.760         12.939031         9.855611         17.031449        12.340857                --
    3.800                --         9.839631                --               --                --
    3.860                --         9.816227                --        12.292136                --
    3.895         12.869369         9.802793                --        12.275325                --
    3.910                --               --                --               --                --
    4.000                --               --         16.761938               --                --



                           JNL/MCM          JNL/MCM           JNL/MCM          JNL/MCM     JNL/MCM      JNL/MCM        JNL/MCM
                          Financial         Global         Healthcare      International    JNL 5       Nasdaq(R)      Oil & Gas
                       Sector Portfolio  15 Portfolio  Sector Portfolio  Index Portfolio  Portfolio  15 Portfolio  Sector Portfolio
                       ----------------  ------------  ----------------  ---------------  ---------  ------------  ----------------
 PERSPECTIVE
Standard Benefit              12.721231     12.837838         11.466766        18.377631  12.063163     10.729822         23.530613
 Maximum Anniversary
  Value Benefit                      --     18.241802                --        18.318630  10.237938     10.078056         14.046796
Earnings Protection
  Benefits                    12.012339     18.182467          9.266272        18.258272  11.167220            --         20.250495
Combined Optional
  Benefits                           --     18.123348                --        18.198892  10.588737            --         10.258000


                          JNL/MCM           JNL/MCM          JNL/MCM           JNL/MCM          JNL/MCM
                        S&P 400 MidCap      S&P 500      Select Small Cap     Small Cap        Technology
                       Index Portfolio  Index Portfolio     Portfolio      Index Portfolio  Sector Portfolio
                       ---------------  ---------------  ----------------  ---------------  ----------------
 PERSPECTIVE
Standard Benefit             17.450921        14.947377         19.841209        18.027142         5.798528
 Maximum Anniversary
  Value Benefit              17.394772        14.898967         18.410811        17.968582               --
 Earnings Protection
  Benefits                   17.337510        14.850441         18.350942        17.910236         8.089606
 Combined Optional
  Benefits                   17.281138        14.801955         18.291858        17.851678               --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2005 (continued):

                                  JNL/MCM                  JNL/
            JNL/MCM    JNL/MCM     Value               Oppenheimer      JNL/
            Dow (SM)    S&P(R)    Line(R)    JNL/MCM     Global     Oppenheimer
              10          10         25        VIP       Growth       Growth
           Portfolio  Portfolio  Portfolio  Portfolio   Portfolio    Portfolio
           ---------  ---------  ---------  ---------  -----------  -----------
M&E CLASS
   1.000    9.193764  13.879669  15.724123         --    12.955865     8.999214
   1.100    9.134144  13.789656  15.704651  12.038914    12.895226           --
   1.150    9.104770  13.745373  15.695007  12.031565    12.864746     8.936182
   1.250    9.045782  13.656535  15.675581  12.016672    12.805641     8.894551
   1.300    9.016572  13.612308  15.665865  12.009223    12.775698     8.874119
   1.350    8.987300  13.567988         --  12.001695           --           --
   1.395          --         --         --         --           --           --
   1.400    8.958267  13.524206  15.646496  11.994344    12.716222     8.832658
   1.420    8.946510  13.506387  15.642503         --           --           --
   1.450    8.929258  13.480447  15.636834  11.986907    12.686436     8.812194
   1.500    8.900304  13.436771  15.627157  11.979533    12.657150     8.791716
   1.545    8.874338  13.397617  15.618565  11.972861    12.630504     8.773121
   1.550    8.871449  13.393118  15.617485  11.972047    12.627646     8.771253
   1.560    8.865719  13.384451  15.615391  11.970530           --     8.766912
   1.570    8.859998  13.375788  15.613486  11.969048    12.615649     8.763021
   1.575    8.857083         --         --         --    12.611544     8.761014
   1.600    8.842775  13.349850  15.607785  11.964728    12.597644     8.750566
   1.605    8.839565  13.345036  15.608635         --           --           --
   1.630    8.823563  13.320832  15.601836         --    12.580061           --
   1.645    8.816807  13.310545  15.599082  11.958012    12.571562     8.732216
   1.650    8.814219  13.306704  15.598235  11.957306    12.568770     8.730421
   1.660    8.808206  13.297547  15.596057  11.955514           --           --
   1.670    8.802497  13.288967  15.594241  11.954225    12.560396     8.722007
   1.695    8.788445  13.267796  15.589434  11.950617    12.542491     8.710339
   1.700    8.785663  13.263469  15.588444  11.949896    12.540117     8.709634
   1.710    8.779894  13.254921  15.586617  11.948443    12.533771     8.705939
   1.720    8.774176  13.246343  15.584486         --    11.762891     8.159014
   1.725    8.771353         --         --         --    12.522743           --
   1.745          --  13.221593  15.579671         --           --           --
   1.750    8.757092  13.220591  15.578812  11.942441    12.512412     8.682689
   1.760    8.751210  13.211556  15.577003  11.941289    12.503870           --
   1.795    8.731549  13.182166  15.570012  11.935973    12.484153     8.671495
   1.800    8.728557  13.177784  15.569235  11.935104    12.480630     8.669494
   1.810    8.723088  13.169083  15.567278  11.933594    12.475155     8.665420
   1.820    8.717099  13.160632  15.565140         --    12.469290     8.681214
   1.825    8.715842         --         --         --    12.467279           --
   1.845    8.703334  13.139355  15.560557  11.928414    12.454875     8.651259
   1.850    8.700745  13.135004  15.559574  11.927694    12.452301     8.649220
   1.855    8.694017  13.126923         --         --           --           --
   1.860    8.694745  13.126572  15.557685  11.926278    12.446230     8.645305
   1.870    8.689187  13.117908  15.555460         --    12.435209     8.641776
   1.880    8.681256  13.106003         --         --           --           --
   1.895    8.675106  13.096518  15.550897  11.921053    12.426272     8.631414
   1.900    8.672335  13.092572  15.549999  11.920366    12.423017     8.628862
   1.905    8.667296  13.084458         --  11.919550    12.419532           --
   1.910    8.666526  13.083687  15.547858         --           --           --
   1.920    8.661003  13.076034  15.546086  11.918599    12.410744     8.621105

                                                              JNL/
               JNL/PIMCO               JNL/       JNL/        S&P
                 Total      JNL/      Putnam     Putnam     Managed       JNL/
                 Return    Putnam     Midcap     Value     Aggressive  S&P Managed
                 Bond      Equity     Growth     Equity      Growth    Conservative
               Portfolio  Portfolio  Portfolio  Portfolio  Portfolio    Portfolio
               ---------  ---------  ---------  ---------  ----------  ------------
M&E CLASS
   1.000       14.540662         --   8.570161         --   13.989395            --
   1.100       14.426810         --         --  21.175540   13.879749     10.590688
   1.150       14.370819  22.233139   8.496534  21.066393   13.828078     10.584223
   1.250       14.258547  22.003322   8.449748  20.840817   13.721374     10.571080
   1.300       14.202996  21.886983   8.426081  20.730305   13.668639     10.564469
   1.350       14.147453         --         --  20.620465   13.615518            --
   1.395              --         --         --         --          --            --
   1.400       14.092176  21.655227   8.378344  20.511491   13.563360     10.550837
   1.420       14.069881         --         --         --          --            --
   1.450       14.037189  21.540610   8.354653  20.402594   13.511024     10.544929
   1.500       13.982167  21.425956   8.330959  20.294377   13.458887     10.538294
   1.545       13.933030  21.323462   8.308339  20.196179   13.412187     10.532530
   1.550       13.927569  21.311830   8.307318  20.187362   13.406961     10.531901
   1.560       13.916717         --         --         --          --            --
   1.570       13.905785  21.267440   8.298035  20.143915   13.386274     10.529200
   1.575       13.900295  21.256128   8.295682  20.133166   13.379618            --
   1.600       13.872971  21.199636   8.284021  20.079739   13.355308     10.525388
   1.605              --         --         --         --          --            --
   1.630              --         --         --         --          --            --
   1.645       13.824056  21.097469   8.262493  19.983084   13.308389     10.519888
   1.650       13.818697  21.090108   8.260562  19.973201   13.305120     10.518891
   1.660       13.807483         --         --         --   13.291396            --
   1.670       13.797006         --   8.250706         --   13.282717     10.516189
   1.695       13.770308  20.986037   8.239216  19.877841   13.257487     10.513072
   1.700       13.765027  20.975509   8.237141  19.867613   13.252387     10.512300
   1.710       13.754108  20.953206   8.232484  19.846282   13.242112     10.511080
   1.720       13.743368  20.930653   8.227416  19.825161   13.231925            --
   1.725       13.737982         --   8.225571  19.814597          --            --
   1.745       13.716335         --         --         --          --            --
   1.750       13.711111  20.969656   8.043969  19.761786   13.201226     10.505717
   1.760       13.699961  20.841086   8.208808         --   13.189091     10.504325
   1.795       13.662828  20.765152   8.192834  19.667582   13.155419            --
   1.800       13.657537  20.753604   8.190495  19.657194   13.150293     10.499337
   1.810       13.646511  20.731098   8.185928  19.637258   13.139843     10.498065
   1.820       13.636107  20.710207   8.168657  19.614951   13.130043            --
   1.825       13.630704         --         --  19.612012          --            --
   1.845       13.609417  20.654659   8.169767  19.563394   13.104618     10.493369
   1.850       13.603817  20.643424   8.167240  19.552927   13.099552     10.492879
   1.855              --         --         --         --          --            --
   1.860       13.593464  20.621849   8.162825  19.532102   13.089437     10.491587
   1.870       13.582752  20.599664   8.158069  19.511433   13.079365            --
   1.880              --         --         --         --          --            --
   1.895       13.556193  20.545013   8.146594  19.459609   13.054038     10.486893
   1.900       13.550407  20.534086   8.144330  19.449372   13.049068     10.486368
   1.905              --         --         --         --          --            --
   1.910              --         --         --         --          --            --
   1.920       13.529658  20.489821   8.135355  19.408026   13.028846            --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2005 (continued):

                                  JNL/MCM                  JNL/
            JNL/MCM    JNL/MCM     Value               Oppenheimer      JNL/
            Dow (SM)    S&P(R)    Line(R)    JNL/MCM     Global     Oppenheimer
              10          10         25        VIP       Growth       Growth
           Portfolio  Portfolio  Portfolio  Portfolio   Portfolio    Portfolio
           ---------  ---------  ---------  ---------  -----------  -----------
M&E CLASS
   1.945    8.647176  13.054362  15.542390  11.913751  12.397962       8.642612
   1.950    8.644304  13.050092  15.540347  11.912976  12.394115       8.609026
   1.955    8.641145  13.045208  15.539186         --         --             --
   1.960    8.638618  13.041689  15.538382  11.911511  12.388266       8.604961
   1.970    8.633151  13.033121  15.536285  11.909903  12.382573       8.600629
   1.980          --         --  15.534539         --         --             --
   1.995    8.619001  13.012067  15.531614  11.906327  12.368052       8.589373
   2.000    8.616203  13.007996  15.530637  11.905625  12.365051       8.588923
   2.005    8.611378  13.000060  15.531040         --         --             --
   2.010    8.610632  12.999240  15.528746  11.904033  12.359471       8.584299
   2.020    8.605115  12.990908  15.526684  11.902516  12.353716             --
   2.030    8.597928  12.979413  15.524753         --         --             --
   2.045    8.591092  12.969842  15.521999  11.898957  12.339267       8.570953
   2.050    8.588286  12.965549  15.521100  11.898248  12.336454       8.568938
   2.055    8.583156  12.957879         --         --         --             --
   2.060    8.582730  12.957217  15.519215  11.896733  12.330699       8.564941
   2.070    8.577082  12.948867  15.517097  11.895164  12.323770       8.561583
   2.080          --         --         --         --         --             --
   2.095    8.563311  12.927745  15.512258  11.891495  12.310462       8.551053
   2.100    8.560615  12.923965  15.511463  11.890954  12.303743       8.546520
   2.110    8.554910  12.915362  15.509545  11.889432  12.301925       8.544853
   2.120    8.549505  12.906554  15.506504         --  12.296494       8.540964
   2.145    8.535508  12.886018  15.502807  11.884204  12.296603       8.531009
   2.150    8.532746  12.881802  15.501878  11.883494  12.278985       8.528865
   2.155          --         --  15.500784         --         --             --
   2.160    8.527276  12.873965  15.500024  11.882020  12.273414       8.522416
   2.170    8.521779  12.865096  15.498008  11.880583  12.267640             --
   2.195    8.507894  12.844202  15.493156  11.876793  12.253289       8.511395
   2.200    8.505060  12.840150  15.492321  11.876068  12.250405       8.508635
   2.205          --         --         --         --         --             --
   2.210    8.499466  12.831658  15.490383  11.874654  12.244680       8.507844
   2.220    8.494128  12.823393  15.488170         --  12.238307             --
   2.245    8.480286  12.802536  15.483490  11.869409  12.224623             --
   2.250    8.477593  12.808700  15.482452  11.868864  12.258165       8.488802
   2.260    8.472096  12.790409  15.480632  11.867315  12.216109       8.485423
   2.270    8.466519  12.781437  15.478698         --  12.210470       8.481461
   2.280          --         --         --         --         --             --
   2.295    8.452925  12.792070  15.473992  11.862106  12.183513       8.471025
   2.300    8.450065  12.757141  15.473082  11.861504  12.193449       8.471995
   2.305          --         --         --         --         --             --
   2.310    8.446226  12.750270  15.471264  11.860025  12.187679       8.465605
   2.320    8.439038  12.740785  15.469278  11.858479  12.181854             --
   2.330    8.431164  12.727953         --         --         --             --
   2.345    8.425486  12.719822  15.464615  11.854691  12.167783       8.451755
   2.350    8.422754  12.715679  15.463426  11.854239  12.164955       8.449808
   2.360    8.417284  12.707475  15.461482  11.852678  12.159278       8.447158
   2.370    8.411703  12.695094  15.460401  11.851065  12.155560             --

                                                           JNL/
            JNL/PIMCO               JNL/       JNL/        S&P
              Total      JNL/      Putnam     Putnam     Managed       JNL/
              Return    Putnam     Midcap     Value     Aggressive  S&P Managed
              Bond      Equity     Growth     Equity      Growth    Conservative
            Portfolio  Portfolio  Portfolio  Portfolio  Portfolio    Portfolio
            ---------  ---------  ---------  ---------  ----------  ------------
M&E CLASS
   1.945    13.503235  20.452079         --  19.356478  13.003320      10.480294
   1.950    13.500195  20.425540   8.121205  19.346135  12.998652      10.479880
   1.955    13.492112         --         --         --  12.993079             --
   1.960    13.487385  20.403560   8.116704  19.325475  12.988619      10.478590
   1.970    13.476306  20.381817   8.112071  19.304537  12.978744      10.477211
   1.980    13.465539         --         --         --         --             --
   1.995    13.450440  20.327627   8.100610  19.253731  12.953525      10.473980
   2.000    13.445198  20.316578   8.098418  19.244646  12.948193      10.473371
   2.005    13.439148         --         --         --         --             --
   2.010    13.434639  20.294364   8.093785  19.223077  12.938510      10.472142
   2.020    13.424083         --         --  19.202671  12.927928             --
   2.030    13.413276         --         --         --         --             --
   2.045    13.397898  20.219880   8.077681  19.151402  12.903545      10.467218
   2.050    13.391955  20.209290   8.075410  19.141511  12.898691      10.472854
   2.055           --         --         --         --         --             --
   2.060    13.382092  20.187955   8.070798  19.121245  12.888564      10.482147
   2.070    13.372022         --         --         --  12.878680      10.464233
   2.080           --         --         --         --         --             --
   2.095    13.345344  20.114111   8.054348  19.046997  12.853761      10.461871
   2.100    13.342634  20.100652   8.073829  19.044282  12.848764      10.460453
   2.110    13.329841  20.080795   8.047813  19.020223  12.838933      10.458793
   2.120    13.319634  20.058627   8.043677  18.999554  12.828747      10.457730
   2.145    13.293628  20.006161   8.031170  18.949287  12.804135      10.454495
   2.150    13.288120  19.995470   8.029779  18.938878  12.799294      10.453948
   2.155           --         --         --         --         --             --
   2.160    13.277722  19.974115   8.025072  18.918887  12.789313      10.452679
   2.170    13.267194         --         --  18.898959  12.779457             --
   2.195    13.241323  19.899176   8.009495  18.867279  12.754164      10.448083
   2.200    13.236090  19.888185   8.006667  18.839225  12.749817      10.447510
   2.205           --         --         --         --  12.742760             --
   2.210    13.225792  19.867549   8.002599  18.818561  12.739939      10.446188
   2.220    13.215471         --         --         --  12.729532             --
   2.245    13.189538         --         --  18.747570  12.703526      10.441556
   2.250    13.221107  19.782474   7.984367  18.769587  12.700613      10.440966
   2.260    13.174130  19.762934   7.979917  18.719007  12.690818      10.439854
   2.270    13.163833         --   7.975354  18.698948  12.680980             --
   2.280    13.155445         --         --         --         --             --
   2.295    13.137812  19.688251   7.964094  18.648244  12.656530      10.435090
   2.300    13.132902  19.679119   7.961988  18.639330  12.651596      10.434546
   2.305    13.127039         --         --         --  12.644876             --
   2.310    13.122605  19.658121   7.957303  18.619571  12.641779      10.432965
   2.320    13.111593  19.635899         --         --  12.631457      10.431856
   2.330           --         --         --         --         --             --
   2.345    13.086675  19.583769   7.941591  18.550958  12.607668      10.428751
   2.350    13.081540         --   7.939187  18.540522  12.602793      10.428119
   2.360    13.071467  19.553250   7.934515  18.520880  12.592993      10.426743
   2.370    13.061186  19.532167   7.929978  18.501243         --             --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2005 (continued):


                                  JNL/MCM                  JNL/
            JNL/MCM    JNL/MCM     Value               Oppenheimer      JNL/
            Dow (SM)    S&P(R)    Line(R)    JNL/MCM     Global     Oppenheimer
              10          10         25        VIP       Growth       Growth
           Portfolio  Portfolio  Portfolio  Portfolio   Portfolio    Portfolio
           ---------  ---------  ---------  ---------  -----------  -----------
M&E CLASS
   2.380    8.400103  12.686892  15.459024  11.842162           --           --
   2.395    8.398234  12.678780  15.454743  11.847239    12.139303     8.432031
   2.400    8.395492  12.674505  15.453943  11.846770    12.135948     8.429171
   2.405          --  12.666289         --         --    12.132763           --
   2.410    8.390030  12.666287  15.452051  11.845322    12.130712     8.426185
   2.420    8.381644  12.653884  15.449942  11.843154    12.124454           --
   2.445    8.370960  12.637583  15.445211  11.840055    12.111141     8.412291
   2.450    8.368366  12.633589  15.444220  11.839156    12.106510     8.410464
   2.460    8.362838  12.625330  15.442530  11.838173    12.102533     8.406295
   2.470    8.357380  12.617090  15.439446  11.836369    12.096476           --
   2.480          --         --  15.439700         --           --           --
   2.495    8.343601  12.596526  15.435619  11.832715    12.082719     8.394422
   2.500    8.341269  12.592542  15.434672  11.831986    12.080146           --
   2.505    8.337981  12.587733         --         --           --           --
   2.510    8.335777  12.584285  15.432940  11.830646    12.074430     8.386937
   2.520    8.327465  12.571866  15.430861  11.829043           --           --
   2.545    8.316857  12.555824  15.426068  11.825413    12.054364           --
   2.550    8.314183  12.551920  15.425224  11.824648    12.052055     8.371349
   2.560    8.308785  12.543633  15.423202  11.824451    12.046345     8.367566
   2.570          --         --  15.421256         --           --           --
   2.595    8.289659  12.510851  15.416731  11.818112    12.025810           --
   2.600    8.287083  12.510826  15.415375  11.817348    12.023090           --
   2.605    8.284148  12.506410         --         --           --           --
   2.610    8.281812  12.502980  15.413686  11.815886    12.018275     8.347876
   2.620    8.276361  12.494539         --         --           --           --
   2.645    8.263080  12.474637  15.406970  11.810790    11.997683           --
   2.650    8.260183  12.470600  15.406028  11.810073    11.996120           --
   2.660    8.254942  12.462393  15.404244  11.808636    11.989859     8.328189
   2.670    8.249260  12.453777         --         --           --     8.324010
   2.680    8.243936  12.445755         --         --           --           --
   2.695    8.236256  12.433885  15.397354  11.803643    11.970754           --
   2.700    8.233546  12.425689  15.396299  11.802807    11.967746           --
   2.710    8.228330  12.422082  15.394640  11.801453    11.961913     8.308702
   2.720          --         --         --         --           --           --
   2.745    8.209615  12.393845  15.387902  11.796193    11.942602     8.295292
   2.750    8.206927  12.389970  15.387029  11.795411    11.934643           --
   2.755          --         --         --         --           --           --
   2.760    8.201556  12.381587  15.385178  11.794040    11.933779     8.289111
   2.770          --         --  15.383147         --           --           --
   2.795    8.182747  12.352401  15.378569         --    11.914007           --
   2.800    8.180417  12.349779  15.377592  11.788132    11.912180     8.274255
   2.805          --         --         --         --           --           --
   2.810    8.175092  12.341784  15.375627  11.786731    11.906930     8.270079
   2.820    8.166753         --  15.373621         --           --           --
   2.845    8.156023         --  15.368829         --    11.886649           --
   2.850    8.153545  12.309252  15.369943  11.780870    11.885537           --
   2.860    8.148436  12.301578  15.366109  11.779386    11.878009           --

                                                          JNL/
           JNL/PIMCO               JNL/       JNL/        S&P
             Total      JNL/      Putnam     Putnam     Managed       JNL/
             Return    Putnam     Midcap     Value     Aggressive  S&P Managed
             Bond      Equity     Growth     Equity      Growth    Conservative
           Portfolio  Portfolio  Portfolio  Portfolio  Portfolio    Portfolio
           ---------  ---------  ---------  ---------  ----------  ------------
M&E CLASS
   2.380   13.050202         --         --         --          --            --
   2.395   13.035581         --   7.919088  18.451991   12.558419     10.422330
   2.400   13.030352  19.469629   7.916934  18.440929   12.554217     10.421658
   2.405   13.024310         --         --         --          --            --
   2.410   13.020973  19.448912   7.969267  18.422158   12.544261     10.420340
   2.420          --         --         --         --   12.532851            --
   2.445   12.984571  19.377869   7.896704  18.354120   12.510584     10.415669
   2.450   12.979500  19.367413   7.894701  18.344584   12.505734     10.415173
   2.460   12.969269  19.345493   7.889831  18.324818   12.495904     10.413897
   2.470   12.959057  19.325808   7.885409         --   12.485748            --
   2.480   12.948904         --         --         --          --            --
   2.495   12.932933  19.273983         --         --   12.462056     10.409289
   2.500   12.928744  19.263531   7.871721  18.246014   12.457507     10.408632
   2.505          --         --         --         --          --            --
   2.510   12.918615  19.245091   7.867912  18.227965   12.447819     10.407357
   2.520          --         --         --         --   12.435901     10.406224
   2.545   12.883165         --         --  18.160897   12.413586     10.402842
   2.550   12.881011  19.162816   7.849729  18.150380   12.409422     10.402145
   2.560   12.868078  19.142318   7.845331  18.131129   12.399813     10.401074
   2.570   12.857147         --         --         --   12.389577            --
   2.595   12.832212         --         --         --   12.365597     10.396397
   2.600   12.829646         --   7.827052         --   12.359447     10.395776
   2.605          --         --         --         --          --            --
   2.610   12.817814  19.040864   7.823186  18.034990   12.351988     10.394586
   2.620          --         --         --         --   12.342251     10.393183
   2.645   12.781913         --         --         --   12.318589            --
   2.650   12.777704  18.960293         --  17.959033   12.313829     10.389324
   2.660   12.767280  18.939100   7.800780  17.938675   12.304081     10.388159
   2.670          --         --   7.796075         --          --            --
   2.680          --         --         --         --          --            --
   2.695   12.732511         --         --  17.872253   12.270370     10.383703
   2.700   12.727549         --         --         --   12.264234     10.383019
   2.710   12.717502  18.838510   7.778720  17.843317   12.256592     10.381730
   2.720          --         --         --         --          --            --
   2.745   12.682743  18.768082   7.763383         --   12.223016            --
   2.750   12.671965         --   7.761020  17.765799   12.214877     10.376381
   2.755          --         --         --         --          --            --
   2.760   12.667380  18.738234   7.757442  17.748067   12.209440     10.375306
   2.770          --         --         --         --   12.200083            --
   2.795   12.632219         --         --         --   12.174274     10.370667
   2.800   12.628408  18.658612         --  17.674188          --     10.370039
   2.805          --         --         --         --          --            --
   2.810   12.618011  18.638927   7.734871  17.655480   12.161730     10.369251
   2.820   12.607707         --         --         --          --            --
   2.845          --         --         --         --   12.128858            --
   2.850   12.579345  18.569869         --  17.580615   12.124861     10.363627
   2.860   12.568356  18.540328   7.712773         --   12.113168     10.362334

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation unit values as of December 31, 2005 (continued):


                                  JNL/MCM                  JNL/
            JNL/MCM    JNL/MCM     Value               Oppenheimer      JNL/
            Dow (SM)    S&P(R)    Line(R)    JNL/MCM     Global     Oppenheimer
              10          10         25        VIP       Growth       Growth
           Portfolio  Portfolio  Portfolio  Portfolio   Portfolio    Portfolio
           ---------  ---------  ---------  ---------  -----------  -----------
M&E CLASS
   2.870          --         --         --         --           --           --
   2.895    8.130143  12.273930  15.359332  11.774248    11.859295           --
   2.900    8.126534  12.269203  15.358401  11.773488    11.857265     8.235564
   2.910    8.122220  12.261998  15.356489  11.772232    11.851387     8.231950
   2.920    8.113709         --  15.354578         --           --           --
   2.945    8.100382  12.229224  15.349854         --    11.830872           --
   2.950    8.100916  12.229834  15.348777         --    11.828644           --
   2.955    8.097885  12.225938         --         --           --           --
   2.960    8.095878  12.222266  15.347255  11.764588    11.823294     8.212135
   2.970          --         --         --  11.763331    11.817029           --
   2.995          --         --  15.340341         --    11.803891           --
   3.000    8.071603  12.185570         --         --    11.800558           --
   3.010    8.069469  12.182336  15.337491  11.757627    11.795592           --
   3.045    8.051372  12.155098         --  11.752381    11.776474           --
   3.050    8.045396  12.146041  15.329898         --    11.773503     8.177934
   3.060    8.043572  12.143307  15.329234  11.750371    11.768416     8.174368
   3.070    8.034981  12.130267         --         --    11.762447           --
   3.095          --         --  15.321334         --           --           --
   3.100    8.019315  12.114044         --         --    11.749583           --
   3.110    8.016995  12.103039  15.318516  11.742949    11.740808           --
   3.120          --         --         --  11.741480           --           --
   3.145          --         --  15.311970         --           --           --
   3.150    7.993296         --  15.310943  11.737152    11.718181           --
   3.160    7.991062  12.063940  15.309016  11.735670           --           --
   3.195          --         --  15.302440         --           --           --
   3.200    7.971830  12.033453         --         --           --           --
   3.210    7.965525  12.025516  15.299490  11.728517    11.686114     8.117106
   3.245          --         --         --         --           --           --
   3.250          --         --         --         --           --           --
   3.255    7.942038  11.989936         --         --           --           --
   3.260    7.939261  11.985777  15.290076  11.721118    11.658178           --
   3.270    7.934390  11.978322         --         --           --           --
   3.295          --         --         --         --           --           --
   3.300    7.915685  11.950180         --  11.715326           --           --
   3.310    7.910681  11.942323  15.280690  11.713888    11.631189           --
   3.345          --         --         --         --           --           --
   3.350          --         --         --         --           --           --
   3.360    7.884878  11.903689  15.271129  11.706639    11.596004     8.059353
   3.395          --         --         --         --    11.584946           --
   3.400          --         --         --         --    11.582358           --
   3.410    7.862737  11.870033         --  11.699391    11.601980           --
   3.445          --         --         --         --           --           --
   3.450    7.841242  11.841034         --         --           --           --
   3.460    7.833764  11.826491         --         --           --           --
   3.470          --         --         --         --           --           --
   3.500          --         --         --         --           --           --
   3.510    7.811830  11.793478  15.242845  11.684904           --           --

                                                          JNL/
           JNL/PIMCO               JNL/       JNL/        S&P
             Total      JNL/      Putnam     Putnam     Managed       JNL/
             Return    Putnam     Midcap     Value     Aggressive  S&P Managed
             Bond      Equity     Growth     Equity      Growth    Conservative
           Portfolio  Portfolio  Portfolio  Portfolio  Portfolio    Portfolio
           ---------  ---------  ---------  ---------  ----------  ------------
M&E CLASS
   2.870          --         --         --         --          --            --
   2.895   12.534319         --   7.697307         --   12.080487            --
   2.900   12.529627         --   7.695071         --          --     10.357416
   2.910   12.520157  18.442266   7.691620  17.468255   12.068717     10.355862
   2.920          --         --         --         --   12.058055            --
   2.945          --         --   7.675570         --   12.033965     10.351425
   2.950   12.480381         --         --  17.394096          --            --
   2.955          --         --         --         --          --            --
   2.960   12.475417         --   7.668888  17.376712          --     10.349674
   2.970   12.460019         --         --         --          --            --
   2.995          --         --         --         --          --            --
   3.000   12.431557         --         --         --          --     10.344497
   3.010   12.421991  18.247285   7.647704  17.283499   11.975316     10.343114
   3.045   12.388031         --   7.632637         --          --            --
   3.050          --         --         --         --          --     10.337977
   3.060   12.373699  18.149946   7.625739  17.191307   11.927199            --
   3.070          --         --         --         --          --            --
   3.095   12.339475         --         --         --          --     10.332229
   3.100   12.334564         --   7.608746  17.124063          --            --
   3.110   12.324921         --   7.603963         --   11.881227     10.330292
   3.120   12.314766         --         --         --          --            --
   3.145   12.290672         --         --  17.036455          --            --
   3.150   12.285831  17.993409         --         --          --            --
   3.160   12.276201         --   7.582385         --   11.837208     10.321901
   3.195          --         --         --         --          --            --
   3.200          --         --         --         --          --            --
   3.210   12.228919         --   7.561496         --   11.789553            --
   3.245          --         --         --         --          --            --
   3.250          --         --         --         --          --            --
   3.255          --         --         --         --          --            --
   3.260          --         --         --         --          --            --
   3.270          --         --         --         --          --            --
   3.295   12.147094         --         --         --          --            --
   3.300          --         --         --         --          --            --
   3.310   12.132597         --         --         --   11.699487     10.304722
   3.345          --         --         --         --          --            --
   3.350          --         --         --         --          --            --
   3.360   12.085241  17.579695   7.496995         --          --            --
   3.395          --         --         --  16.589654          --            --
   3.400   12.048090         --         --         --          --            --
   3.410   12.038682         --         --         --          --            --
   3.445          --         --         --         --          --            --
   3.450   12.001199         --         --         --          --            --
   3.460          --         --         --         --          --            --
   3.470          --         --         --         --          --            --
   3.500          --         --         --         --          --            --
   3.510   11.943544         --         --         --          --            --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation unit values as of December 31, 2005 (continued):


                                  JNL/MCM                  JNL/
            JNL/MCM    JNL/MCM     Value               Oppenheimer      JNL/
            Dow (SM)    S&P(R)    Line(R)    JNL/MCM     Global     Oppenheimer
              10          10         25        VIP       Growth       Growth
           Portfolio  Portfolio  Portfolio  Portfolio   Portfolio    Portfolio
           ---------  ---------  ---------  ---------  -----------  -----------
M&E CLASS
   3.545          --         --         --         --           --           --
   3.560          --         --  15.233464         --    11.495987           --
   3.610    7.761392  11.717171  15.224490         --    11.469210           --
   3.650    7.741194         --         --         --           --           --
   3.660    7.736119  11.679140         --         --           --           --
   3.695          --         --         --         --           --           --
   3.700          --         --         --         --           --           --
   3.710          --         --         --         --           --           --
   3.750          --         --         --         --           --           --
   3.760    7.691387  11.612776         --         --           --           --
   3.800    7.666256  11.573629         --         --           --           --
   3.860    7.636284         --         --         --           --           --
   3.895    7.619134  11.502481         --         --           --           --
   3.910          --         --         --         --           --           --
   4.000    7.567178  11.424088         --         --           --           --

PERSPECTIVE
 Standard
  Benefit   8.957396  13.522703  16.017310  12.269367    12.716313     8.832874
 Maximum
  Annive-
  rsary
  Value
  Benefit  10.509508  16.730365  13.151364  11.238761    14.398702     9.556183
 Earnings
  Protec-
  tion
  Bene-
  fits      9.728179  16.675982   9.993497         --    13.203382     9.300276
 Combined
  Option-
  al Ben-
  efits    10.304308  16.621545  12.263482  10.659588    13.762452     9.515964

                                                          JNL/
           JNL/PIMCO               JNL/       JNL/        S&P
             Total      JNL/      Putnam     Putnam     Managed       JNL/
             Return    Putnam     Midcap     Value     Aggressive  S&P Managed
             Bond      Equity     Growth     Equity      Growth    Conservative
           Portfolio  Portfolio  Portfolio  Portfolio  Portfolio    Portfolio
           ---------  ---------  ---------  ---------  ----------  ------------
M&E CLASS
   3.545          --         --         --         --          --            --
   3.560   11.897389         --   7.412557         --          --            --
   3.610          --         --         --         --   11.430506            --
   3.650          --         --         --         --          --            --
   3.660          --         --         --         --          --            --
   3.695   11.772204         --         --         --          --            --
   3.700   11.768224         --         --         --          --            --
   3.710   11.758782         --   7.349686         --          --            --
   3.750          --         --         --         --   11.308090            --
   3.760          --         --         --         --          --            --
   3.800          --         --         --         --          --            --
   3.860          --         --         --         --          --            --
   3.895          --         --         --         --          --            --
   3.910   11.575526         --         --         --          --            --
   4.000          --         --         --         --          --            --

PERSPECTIVE
 Standard
  Benefit  11.355423  18.128720   8.378649  17.864642   13.563819     10.597922
 Maximum
  Annive-
  rsary
  Value
  Benefit  11.541264  11.042375  12.345251  10.805617   12.428874            --
 Earnings
  Protec-
  tion
  Bene-
  fits     11.347055  10.358749  10.786294  10.341607   11.613217     10.302036
 Combined
  Option-
  al Ben-
  efits    11.386152  11.190297  12.353252  10.920786   11.946972            --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation unit values as of December 31, 2005 (continued):

                                                                     JNL/
                                              JNL/                  Salomon
                                             Salomon     JNL/      Brothers
                                  JNL/S&P   Brothers    Salomon      U.S.
            JNL/S&P    JNL/S&P    Managed     High      Brothers  Government
            Managed    Managed    Moderate   Yield     Strategic  & Quality
            Growth     Moderate   Growth      Bond       Bond        Bond
           Portfolio  Portfolio  Portfolio  Portfolio  Portfolio  Portfolio
           ---------  ---------  ---------  ---------  ---------  ----------
M&E CLASS
   1.000          --         --         --  13.537400  19.671463   16.412388
   1.100          --  10.916193  13.538173  13.424258  19.462817   16.238434
   1.150   13.945611  10.909505  13.486198  13.379217  19.360206   16.152846
   1.250   13.838131  10.896019  13.382222  13.274781  19.155342   15.981865
   1.300   13.784815  10.889185  13.330745  13.222894  19.053855   15.897272
   1.350   13.731116         --  13.278985  13.171197  18.952805   15.812909
   1.395          --         --         --         --         --          --
   1.400   13.678660  10.875777  13.228159  13.119699  18.852269   15.729104
   1.420          --         --         --         --  18.812002          --
   1.450   13.625918  10.868982  13.177116  13.068397  18.752370   15.645700
   1.500   13.573281  10.862356  13.126270  13.017304  18.652931   15.562725
   1.545   13.526145  10.856281  13.080197  12.971477  18.563935   15.488537
   1.550   13.520903  10.855614  13.075646  12.966399  18.553913   15.480293
   1.560          --         --         --  12.956244  18.534310          --
   1.570   13.500022  10.853079  13.055453  12.946095  18.498899   15.447320
   1.575   13.494841         --  13.050544         --  18.542122   15.439109
   1.600   13.468739  10.848700  13.025201  12.915699  18.455480   15.398790
   1.605          --         --         --  12.903455  18.444078          --
   1.630          --         --         --         --  18.396552          --
   1.645   13.421723  10.843157  12.979767  12.850618  18.367090   15.324344
   1.650   13.416629  10.842203  12.975057  12.865205  18.359126   15.316675
   1.660   13.405796         --  12.964547  12.855156  18.337406          --
   1.670   13.395800  10.839166  12.954691  12.845076  18.318430   15.283941
   1.695   13.370181  10.835986  12.929919  12.819921  18.270148   15.243391
   1.700   13.365322  10.835495  12.924925  12.814901  18.260277   15.235358
   1.710   13.354688  10.834129  12.914964  12.804857  18.240226   15.219098
   1.720   13.344358         --  12.904953  12.794822  18.233151   15.202849
   1.725   13.339211         --  12.899809         --  18.208430   15.194822
   1.745   13.318482         --  12.879942         --         --          --
   1.750   13.313379  10.828764  12.875088  12.764803  18.163430   15.154485
   1.760   13.302735  10.827111  12.864642  12.754805  18.143880   15.137982
   1.795   13.267232         --  12.830377  12.719862  18.077070   15.082141
   1.800   13.262047  10.822082  12.825417  12.714886  18.067353   15.074146
   1.810   13.251575  10.820680  12.815282  12.704925  18.048115   15.058892
   1.820   13.241585         --  12.805573  12.694987  18.028821   15.042161
   1.825   13.236446         --         --         --         --          --
   1.845   13.215999         --  12.780890  12.670120  17.981006   15.002159
   1.850   13.205406  10.815389  12.775912  12.665157  17.971562   14.994153
   1.855   13.205419         --         --         --         --          --
   1.860   13.200675  10.814040  12.766071  12.604708  17.952391   14.978235
   1.870   13.190574         --  12.876152  12.645332  17.933506   14.962459
   1.880   13.179597         --  12.745800         --         --          --
   1.895   13.165058  10.809167  12.731580  12.620592  17.885659   14.922615
   1.900   13.159925  10.808714  12.726663  12.615643  17.876360   14.914686
   1.905          --         --  12.721220  12.603665  17.865875          --
   1.910          --         --         --  12.598797         --   14.898019
   1.920   13.139615  10.805763  12.706984  12.595907  17.838231   14.883093

                                                                      JNL/
                        JNL/       JNL/       JNL/                  T. Rowe
             JNL/      Select     Select     Select      JNL/        Price
            Select     Global    Large Cap   Money      Select    Established
           Balanced    Growth     Growth     Market      Value      Growth
           Portfolio  Portfolio  Portfolio  Portfolio  Portfolio   Portfolio
           ---------  ---------  ---------  ---------  ---------  -----------
M&E CLASS
   1.000   24.951112         --  28.126118  12.930219  17.768770    28.151511
   1.100   24.686574         --         --  12.793154  17.710600    27.853011
   1.150   24.556401  23.956905  27.681044  12.715058  17.682826    27.704014
   1.250   24.296698  23.700414  27.388177  12.590766  17.624598    27.412591
   1.300   24.167882  23.574631  27.242941  12.514175  17.633244    27.267668
   1.350   24.039682         --         --         --  17.567807    27.122178
   1.395          --         --  26.968891         --         --    26.992673
   1.400   23.912228  23.324681  26.954838  12.392693  17.539293    26.979182
   1.420   23.861129         --         --         --         --           --
   1.450   23.785526  23.202666  26.811900  12.316144  17.511224    26.836299
   1.500   23.659420  23.078646  26.669828  12.260835  17.482528    26.693878
   1.545   23.546443  22.967896  26.540984  12.202432  17.454078    26.566361
   1.550   23.533887  22.955834  26.527949  12.195854  17.453991    26.552493
   1.560          --         --  26.499554  12.182867         --    26.524044
   1.570   23.483851         --  26.472132  12.171265  17.442472    26.495912
   1.575   23.471371         --  26.457937  12.143395         --    26.480069
   1.600   23.408845  22.834703  26.387820  12.122495  17.425713    26.411522
   1.605   23.395598         --         --         --  17.422142           --
   1.630   23.334983         --         --         --  17.407190    26.326646
   1.645   23.296942  22.724620  26.261023  12.073484  17.399969    26.284872
   1.650   23.284628  22.713061  26.247719  12.066344  17.396719    26.271532
   1.660   23.259149         --  26.218701  12.053517         --    26.243041
   1.670   23.235003         --         --  12.040904  17.385491    26.214868
   1.695   23.174050  22.604275  26.122544  12.009205  17.372214    26.145702
   1.700   23.161488  22.592757  26.117008  11.983850  17.369195    26.132141
   1.710   23.136871  22.568741  26.080843  11.990880  17.363522    26.104323
   1.720   23.112197         --  26.053265  11.967694         --    26.076706
   1.725   23.099999         --         --  11.951107         --    26.062802
   1.745          --         --  25.983750         --         --           --
   1.750   23.038984  22.472471  25.970090  11.920265  17.340541    25.994051
   1.760   23.013527  22.449023  25.941518  11.925908  17.334607    25.964850
   1.795   22.928650         --  25.846240  11.882216  17.315608    25.869528
   1.800   22.916430  22.353862  25.832154  11.876753  17.319277    25.855837
   1.810   22.891700  22.330294  25.804928  11.863042  17.306871    25.829446
   1.820   22.867770         --  25.777835  11.850166  17.300740    25.796584
   1.825   22.855460         --  25.763892         --         --           --
   1.845   22.807048  22.232078  25.709211  11.819994  17.287335    25.732372
   1.850   22.795925  22.235524  25.695332  11.801333  17.283211    25.718719
   1.855          --         --         --         --         --           --
   1.860   22.770855  22.211538  25.667856  11.801159  17.279388    25.691205
   1.870   22.746539         --  25.640878  11.777026  17.273704    25.663756
   1.880          --         --         --         --         --           --
   1.895   22.686022         --  25.572839  11.756560  17.259482    25.596013
   1.900   22.675149  22.117328  25.559218  11.731646  17.257099    25.582723
   1.905   22.660851         --         --         --  17.252942           --
   1.910          --         --         --  11.737457  17.250135           --
   1.920   22.623982  22.069885  25.504122  11.725326  17.245351    25.527994

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation unit values as of December 31, 2005 (continued):

                                                                     JNL/
                                              JNL/                  Salomon
                                             Salomon     JNL/      Brothers
                                  JNL/S&P   Brothers    Salomon      U.S.
            JNL/S&P    JNL/S&P    Managed     High      Brothers  Government
            Managed    Managed    Moderate   Yield     Strategic  & Quality
            Growth     Moderate   Growth      Bond       Bond        Bond
           Portfolio  Portfolio  Portfolio  Portfolio  Portfolio  Portfolio
           ---------  ---------  ---------  ---------  ---------  ----------
M&E CLASS
   1.945   13.114195  10.802596  12.682489  12.571202  17.790333   14.843478
   1.950   13.109153  10.801788  12.677576  12.566322  17.781436   14.835564
   1.955          --         --         --  12.554512  17.771100   14.826922
   1.960   13.099047  10.799925  12.667806  12.556483  17.762491   14.819836
   1.970   13.088866         --  12.657939  12.546718  17.744098   14.804090
   1.980          --         --         --  12.529719  17.723843   14.787542
   1.995   13.063634  10.800981  12.633572  12.522083  17.696525   14.764767
   2.000   13.058563  10.795284  12.628714  12.517175  17.687110   14.756914
   2.005          --  10.794536         --  12.504159  17.676676   14.748394
   2.010   13.048478  10.793964  12.618927  12.507384  17.668444   14.741266
   2.020   13.038452         --  12.609144  12.497583  17.649925   14.725488
   2.030          --         --         --  12.480775  17.629184   14.709375
   2.045   13.013217  10.789331  12.584747  12.473127  17.602654   14.686534
   2.050   13.008505  10.788660  12.596093  12.468245  17.593557   14.678543
   2.055          --         --         --  12.456368  17.583511   14.669880
   2.060   12.998140  10.787303  12.570249  12.458474  17.574632   14.663060
   2.070   12.988139  10.785878  12.560538  12.449187  17.554909   14.646650
   2.080          --         --         --         --         --          --
   2.095   12.963011  10.782520  12.536291  12.424363  17.509277   14.608588
   2.100   12.958008  10.781965  12.531437  12.419485  17.501369   14.600813
   2.110   12.947963  10.780564  12.521773  12.409769  17.481356   14.586372
   2.120   12.937977  10.779166  12.512042  12.400082  17.461144   14.565797
   2.145   12.912986  10.775962  12.487950  12.375775  17.417153   14.531174
   2.150   12.908001  10.775267  12.483192  12.370933  17.407305   14.523494
   2.155          --         --         --         --         --          --
   2.160   12.898012  10.773938  12.473491  12.361238  17.388756   14.507983
   2.170   12.886559         --  12.463770  12.352031  17.365847   14.493036
   2.195   12.863162  10.769221  12.439780  12.327374  17.324154   14.454317
   2.200   12.858192  10.768598  12.435011  12.322558  17.314907   14.446403
   2.205   12.852449  10.767835  12.429546         --         --          --
   2.210   12.848250  10.767265  12.425346  12.312908  17.296522   14.431028
   2.220   12.838426         --  12.415741  12.303357  17.276490   14.440949
   2.245   12.813373  10.762496  12.391566  12.279210  17.232340   14.375119
   2.250   12.808568  10.761962  12.386990  12.274387  17.223177   14.435937
   2.260   12.798676  10.760611  12.377436  12.264767  17.204831   14.354543
   2.270   12.788798         --  12.367833  12.254488         --   14.339235
   2.280          --         --         --  12.237725         --          --
   2.295   12.764091  10.755780  12.344014  12.231153  17.141464   14.301250
   2.300   12.759159  10.755250  12.339237  12.226387  17.131598   14.293379
   2.305          --         --         --  12.215040         --          --
   2.310   12.749325  10.753889  12.329668  12.216814  17.114048   14.278382
   2.320   12.739399         --  12.320163  12.200590  17.093530   14.262406
   2.330          --         --         --         --         --          --
   2.345   12.714840  10.749179  12.296345  12.183327  17.049991          --
   2.350   12.709926  10.748649  12.291621  12.178591  17.040937   14.218063
   2.360   12.700088  10.747243  12.282124  12.169040  17.022795   14.202649
   2.370   12.690254  10.745816  12.272891  12.159302  17.005724   14.187058

                                                                      JNL/
                        JNL/       JNL/       JNL/                  T. Rowe
             JNL/      Select     Select     Select      JNL/        Price
            Select     Global    Large Cap   Money      Select    Established
           Balanced    Growth     Growth     Market      Value      Growth
           Portfolio  Portfolio  Portfolio  Portfolio  Portfolio   Portfolio
           ---------  ---------  ---------  ---------  ---------  -----------
M&E CLASS
   1.945   22.564122         --  25.436211  11.693923  17.230699    25.460102
   1.950   22.553961  21.999479  25.462201  11.687922  17.228654    25.446776
   1.955   22.540808         --         --         --         --           --
   1.960   22.529914  21.976297  25.396584  11.676331  17.223056    25.419629
   1.970   22.506417         --  25.369677  11.672039  17.216801    25.393021
   1.980          --         --         --         --         --           --
   1.995   22.446214  21.894548  25.302610  11.632984  17.203459    25.325218
   2.000   22.434313  21.883195  25.288798  11.615344  17.200656    25.311934
   2.005          --         --         --         --         --           --
   2.010   22.410261         --  25.262230  11.614721  17.195099    25.284953
   2.020   22.386637  21.836863  25.235012  11.581604  17.189571    25.257931
   2.030          --         --         --         --         --           --
   2.045   22.327419  21.779184  25.168205  11.570565  17.175389    25.190677
   2.050   22.315335  21.767149  25.154772  11.564353  17.172750    25.177475
   2.055          --         --         --         --         --           --
   2.060   22.290406  21.743821  25.125769  11.552050  17.166932    25.150746
   2.070   22.267719         --  25.099978  11.539627  17.160634    25.122829
   2.080          --         --         --         --         --           --
   2.095   22.208790         --  25.034346  11.509123  17.147822    25.057054
   2.100   22.196515  21.652837  25.021565  11.523698  17.144612    25.043932
   2.110   22.173653  21.629733  24.995512  11.490686  17.139127    25.017385
   2.120   22.149974         --  24.968358  11.478611  17.133723    24.990489
   2.145   22.091118  21.536863  24.901986  11.448683  17.119814    24.924488
   2.150   22.079506  21.535605  24.888700  11.442076  17.116784    24.911355
   2.155          --         --         --         --         --           --
   2.160   22.055936  21.514128  24.862051  11.429888  17.111463    24.884576
   2.170   22.032449         --  24.835809         --  17.106218    24.858803
   2.195   21.974156         --  24.770001  11.387398  17.091993    24.792304
   2.200   21.962125  21.421929  24.758453  11.381308  17.089368    24.778673
   2.205          --         --         --         --         --           --
   2.210   21.938857  21.387153  24.730484  11.369988  17.083777    24.754711
   2.220   21.914798         --         --  11.373990  17.076622    24.724903
   2.245   21.857419  21.320365  24.636697  11.326441  17.064325    24.660776
   2.250   21.844509  21.308722  24.625061  11.321155  17.061699    24.651116
   2.260   21.822498  21.286903  24.599280  11.309695  17.073886    24.621606
   2.270   21.799424         --  24.572945  11.278306         --    24.595111
   2.280          --         --         --         --         --           --
   2.295   21.741543  21.208152  24.505490  11.267763  17.057250    24.530192
   2.300   21.729972  21.195978  24.491305  11.260597  17.033766    24.517076
   2.305   21.717687         --         --         --         --    24.502733
   2.310   21.706841  21.170899  24.468865  11.249314  17.028380    24.491016
   2.320          --         --  24.441419  11.236344  17.022918    24.463576
   2.330          --         --         --         --         --           --
   2.345   21.626145         --  24.377523  11.206506         --    24.399823
   2.350   21.614719  21.086074  24.363858  11.201057  17.006102    24.387000
   2.360   21.595343  21.061697  24.339703  11.189075  17.000454    24.360957
   2.370   21.568588         --         --  11.177425  16.994509    24.334761

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2005 (continued):

                                                                     JNL/
                                              JNL/                  Salomon
                                             Salomon     JNL/      Brothers
                                  JNL/S&P   Brothers    Salomon      U.S.
            JNL/S&P    JNL/S&P    Managed     High      Brothers  Government
            Managed    Managed    Moderate   Yield     Strategic  & Quality
            Growth     Moderate   Growth      Bond       Bond        Bond
           Portfolio  Portfolio  Portfolio  Portfolio  Portfolio  Portfolio
           ---------  ---------  ---------  ---------  ---------  ----------
M&E CLASS
   2.380          --         --         --  12.143078  16.981684   14.171564
   2.395   12.665802  10.742640  12.248983  12.135717  16.959649   14.149916
   2.400   12.660878  10.741983  12.243836  12.124204  16.950018   14.141752
   2.405          --         --  12.238841  12.119671  16.940188          --
   2.410   12.651600  10.740513  12.234739  12.121452  16.924768   14.128192
   2.420   12.640464  10.739372  12.224784         --  16.913425          --
   2.445   12.616898         --  12.201720  12.088270  16.869726   14.075022
   2.450   12.612044  10.735236  12.196987  12.083524  16.860701   14.067188
   2.460   12.602274  10.734046  12.187554  12.074058  16.841306   14.052362
   2.470   12.592243         --  12.177919  12.064562  16.823939   14.037437
   2.480          --         --         --  12.048739  16.806767   14.022179
   2.495   12.567570  10.729231  12.154650  12.033088  16.781037   13.999430
   2.500   12.563363  10.728562  12.150337  12.036293  16.771352   13.992810
   2.505          --         --         --         --         --          --
   2.510   12.553652  10.727365  12.140542  12.026849  16.753597   13.977933
   2.520   12.543422  10.725986  12.130713         --  16.734711          --
   2.545   12.519612  10.722627  12.107630  11.993841  16.691408   13.925523
   2.550   12.514883  10.722036  12.103053  11.989214  16.679205   13.911525
   2.560   12.505221  10.720754  12.093749  11.979822  16.664452   13.903705
   2.570   12.495286         --  12.083592         --         --          --
   2.595   12.471275  10.716082  12.060308  11.940458  16.602224   13.851329
   2.600   12.465770  10.715312  12.056412  11.942359  16.596623   13.844342
   2.605          --         --         --         --         --          --
   2.610   12.457001  10.713956  12.047043  11.932973  16.577324   13.830884
   2.620   12.446416         --  12.037031         --         --          --
   2.645   12.423323  10.709315  12.014322  11.893606  16.513510   13.777543
   2.650   12.418491  10.708742  12.009801  11.895637  16.504888   13.771143
   2.660   12.408899  10.707461  12.000108  11.886322  16.487912   13.756175
   2.670   12.399032         --         --  11.870301  16.469553   13.741138
   2.680          --         --         --         --         --          --
   2.695   12.375367  10.702853  11.967594  11.853587  16.427259   13.703664
   2.700   12.369649  10.702126  11.962939  11.842140  16.417082   13.697615
   2.710   12.361000  10.700788  11.954031  11.839842  16.402572   13.683431
   2.720   12.350990         --         --         --         --          --
   2.745   12.327576  10.696025  11.922046  11.807415  16.339617          --
   2.750   12.322435  10.695659  11.917385  11.802724  16.328792   13.629138
   2.755          --         --         --         --         --          --
   2.760   12.313334  10.694129  11.907430  11.793554  16.313603   13.612046
   2.770   12.303862         --  11.899026         --         --          --
   2.795          --  10.689455  11.876072  11.754249  16.242767   13.556202
   2.800   12.275333         --  11.871462  11.756647  16.244737   13.553500
   2.805          --         --  11.866071         --         --          --
   2.810   12.265813  10.687443  11.862256  11.747463  16.228196   13.538017
   2.820   12.256334         --  11.853112  11.731571  16.208942          --
   2.845   12.231458  10.682833  11.829436         --  16.163356   13.486464
   2.850   12.227590  10.681629  11.825565  11.708876  16.156174   13.481849
   2.860   12.217952  10.680912  11.816029  11.701325  16.139224   13.466013

                                                                     JNL/
                       JNL/       JNL/       JNL/                  T. Rowe
            JNL/      Select     Select     Select      JNL/        Price
           Select     Global    Large Cap   Money      Select    Established
          Balanced    Growth     Growth     Market      Value      Growth
          Portfolio  Portfolio  Portfolio  Portfolio  Portfolio   Portfolio
          ---------  ---------  ---------  ---------  ---------  -----------
M&E CLASS
   2.380         --         --         --         --         --           --
   2.395  21.511871         --  24.258043  11.148525  16.979998    24.270545
   2.400  21.500665  20.971347  24.234140  11.141096  16.978020    24.257729
   2.405  21.487751         --  24.221604  11.135088         --    24.241563
   2.410  21.476810  20.948208  24.209379  11.129658  16.972460    24.231404
   2.420         --         --  24.182694  11.117361  16.964617    24.204992
   2.445  21.397386  20.871288  24.119756  11.087980  16.953727    24.141891
   2.450  21.385965  20.860611  24.106348  11.083526  16.950936    24.129885
   2.460  21.363335  20.838393  24.080068  11.071139  16.945982    24.103414
   2.470  21.344088         --         --  11.058490  16.939802    24.077830
   2.480         --         --         --         --         --           --
   2.495  21.282498  20.760825  23.990751  11.029603  16.925616    24.013387
   2.500  21.271263         --  23.977941  11.023718  16.922918    24.001191
   2.505         --         --         --         --         --           --
   2.510  21.250032  20.727831  23.954368  11.012290  16.917950    23.975600
   2.520  21.226173         --         --  10.999844         --    23.948687
   2.545  21.172643         --  23.866249  10.971058  16.897832    23.886379
   2.550  21.173061  20.637245  23.852647  10.964072  16.895911    23.883493
   2.560  21.137370  20.617643  23.826133  10.953633  16.890369    23.848592
   2.570         --         --         --  10.941501         --           --
   2.595  21.057593         --         --  10.912439  16.874557    23.758533
   2.600  21.046908  20.530134  23.724741  10.906646  16.867384    23.747401
   2.605         --         --         --         --         --           --
   2.610  21.024738  20.509036  23.698852  10.895823  16.863082    23.721999
   2.620  21.001395         --         --  10.884067         --           --
   2.645  20.945558  20.432331         --  10.854216  16.842842           --
   2.650  20.936824  20.420884  23.599872  10.849320  16.841195    23.621336
   2.660  20.913561  20.399756  23.574091  10.838088  16.835386    23.595295
   2.670  20.889931         --         --         --         --    23.569495
   2.680         --         --         --         --         --           --
   2.695  20.835793         --  23.485454  10.797026  16.816127    23.508236
   2.700  20.823477         --         --  10.791218  16.813022    23.496811
   2.710  20.802162  20.291916  23.456050  10.779980  16.807760    23.470437
   2.720         --         --         --         --         --           --
   2.745  20.725273         --  23.362744  10.740596  16.789794    23.383841
   2.750  20.714830  20.205463  23.350536  10.733967  16.785891    23.351588
   2.755         --         --         --         --         --           --
   2.760  20.691134  20.228671  23.335612  10.722699  16.780445    23.346776
   2.770         --         --         --         --         --           --
   2.795  20.614289         --         --  10.682757  16.768367    23.258192
   2.800  20.604787         --         --  10.677894  16.759289    23.247538
   2.805         --         --         --         --         --           --
   2.810  20.577654         --  23.200683  10.666366  16.754238    23.222654
   2.820         --  20.055153  23.175349         --         --           --
   2.845  20.502642         --         --  10.626509  16.732574    23.135104
   2.850  20.495631         --  23.101221  10.612935  16.734456    23.130879
   2.860  20.472329  19.969903  23.077022  10.608568  16.725422    23.098543

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation unit values as of December 31, 2005 (continued):

                                                                     JNL/
                                              JNL/                  Salomon
                                             Salomon     JNL/      Brothers
                                  JNL/S&P   Brothers    Salomon      U.S.
            JNL/S&P    JNL/S&P    Managed     High      Brothers  Government
            Managed    Managed    Moderate   Yield     Strategic  & Quality
            Growth     Moderate   Growth      Bond       Bond        Bond
           Portfolio  Portfolio  Portfolio  Portfolio  Portfolio  Portfolio
           ---------  ---------  ---------  ---------  ---------  ----------
M&E CLASS
   2.870          --  10.679514         --         --         --          --
   2.895   12.185247  10.676180  11.784613         --         --          --
   2.900          --         --  11.779995  11.664853  16.068468   13.409965
   2.910   12.171309         --  11.770988  11.655764  16.055556   13.395851
   2.920   12.161868         --  11.761027         --         --          --
   2.945   12.137446  10.669605         --         --         --          --
   2.950   12.132766  10.668940  11.733790  11.612750  15.987190   13.338566
   2.955          --         --         --         --         --          --
   2.960   12.124067  10.667662  11.724828  11.603738  15.969563   13.323748
   2.970          --         --         --  11.594196  15.952712   13.315127
   2.995   12.091239  10.662989         --         --         --          --
   3.000          --  10.662356  11.688449         --  15.902577   13.268593
   3.010   12.077162  10.661024  11.679901  11.564763  15.885570   13.253780
   3.045          --  10.656402  11.648753         --  15.826409          --
   3.050   12.039290  10.655745  11.643397         --         --   13.196763
   3.060   12.030979  10.655210  11.634980  11.519559  15.800172   13.182822
   3.070          --         --         --         --         --          --
   3.095          --  10.649862  11.602951  11.482457  15.742930   13.133991
   3.100   11.992792         --  11.598931         --  15.739852   13.127671
   3.110   11.983507  10.647777  11.589507  11.474458  15.716578   13.112891
   3.120          --         --         --  11.458998         --   13.098904
   3.145          --         --  11.558741  11.435982         --          --
   3.150   11.946565         --  11.554343  11.441127  15.641391   13.057137
   3.160   11.938005  10.641229  11.545144  11.423155  15.633593   13.043251
   3.195          --         --         --         --         --          --
   3.200   11.900423         --         --         --         --          --
   3.210   11.891700         --  11.500218  11.378459         --   12.974092
   3.245          --         --  11.469151         --         --          --
   3.250          --         --  11.465472         --         --          --
   3.255          --         --         --         --         --          --
   3.260   11.845177  10.628068  11.455750         --         --   12.905322
   3.270          --         --         --         --         --          --
   3.295          --         --         --         --  15.410381   12.857338
   3.300          --         --  11.420491  11.298462         --          --
   3.310   11.800093         --  11.411660         --         --          --
   3.345   11.770837         --         --         --         --          --
   3.350          --         --  11.376975         --         --          --
   3.360   11.754030         --         --  11.245610         --          --
   3.395          --         --  11.336912         --         --          --
   3.400          --         --         --         --  15.240050          --
   3.410          --         --         --  11.201404  15.224940   12.701316
   3.445          --         --         --         --         --          --
   3.450          --         --         --         --         --          --
   3.460          --         --         --         --         --          --
   3.470          --         --  11.271315         --         --          --
   3.500   11.628068         --         --         --         --          --
   3.510          --         --  11.236562  11.114036  15.062339          --

                                                                      JNL/
                        JNL/       JNL/       JNL/                  T. Rowe
             JNL/      Select     Select     Select      JNL/        Price
            Select     Global    Large Cap   Money      Select    Established
           Balanced    Growth     Growth     Market      Value      Growth
           Portfolio  Portfolio  Portfolio  Portfolio  Portfolio   Portfolio
           ---------  ---------  ---------  ---------  ---------  -----------
M&E CLASS
   2.870          --         --         --  10.597817         --           --
   2.895          --         --         --  10.569734         --    23.013369
   2.900   20.386767         --         --  10.564256  16.703812    23.001771
   2.910   20.365134         --  22.956561  10.553173  16.699487    22.977151
   2.920          --         --         --  10.541671         --           --
   2.945          --         --         --  10.513562         --    22.890015
   2.950   20.278129  19.779677         --  10.508071  16.677326    22.879073
   2.955          --         --         --         --         --           --
   2.960   20.255500  19.758656  22.832929  10.496971  16.670495    22.853601
   2.970   20.233989         --         --         --         --    22.829312
   2.995   20.181296         --         --         --         --    22.769144
   3.000   20.170829         --         --         --         --    22.757698
   3.010   20.148641  19.654409  22.712971         --  16.632061    22.733273
   3.045   20.074228         --         --         --         --    22.649025
   3.050          --         --         --  10.397929         --    22.635853
   3.060   20.041666         --  22.589782  10.385977  16.617846    22.612517
   3.070          --         --         --         --         --           --
   3.095   19.968948         --         --         --  16.597201           --
   3.100   19.960429         --  22.500677         --  16.599496    22.518243
   3.110   19.934937  19.446026  22.472082         --         --    22.492118
   3.120          --         --         --         --         --           --
   3.145   19.862266  19.374202         --         --         --           --
   3.150          --         --         --  10.281947  16.562366    22.396459
   3.160          --  19.343410         --         --         --    22.373703
   3.195          --         --         --         --         --           --
   3.200          --         --         --         --         --           --
   3.210          --         --  22.234489  10.221460         --    22.253903
   3.245          --         --         --         --         --           --
   3.250          --         --         --         --         --           --
   3.255          --         --         --         --         --           --
   3.260          --         --  22.115533  10.167293  16.509974           --
   3.270          --         --         --         --         --           --
   3.295          --         --         --  10.129461         --           --
   3.300          --         --         --         --         --           --
   3.310   19.517120         --         --  10.113324         --           --
   3.345          --         --         --         --         --           --
   3.350          --         --         --         --         --           --
   3.360   19.411822  18.935750         --  10.059672         --    21.901644
   3.395          --         --         --         --         --           --
   3.400          --         --         --  10.017170  16.434976    21.809622
   3.410          --         --  21.766740         --         --    21.785345
   3.445          --         --         --         --         --           --
   3.450          --         --         --         --         --           --
   3.460          --         --         --         --         --           --
   3.470          --         --         --         --         --           --
   3.500          --         --         --         --         --           --
   3.510          --         --         --         --         --           --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation unit values as of December 31, 2005 (continued):

                                                                     JNL/
                                              JNL/                  Salomon
                                             Salomon     JNL/      Brothers
                                  JNL/S&P   Brothers    Salomon      U.S.
            JNL/S&P    JNL/S&P    Managed     High      Brothers  Government
            Managed    Managed    Moderate   Yield     Strategic  & Quality
            Growth     Moderate   Growth      Bond       Bond        Bond
           Portfolio  Portfolio  Portfolio  Portfolio  Portfolio  Portfolio
           ---------  ---------  ---------  ---------  ---------  ----------
M&E CLASS
   3.545          --         --         --         --         --          --
   3.560          --         --  11.193137  11.070629  14.982022          --
   3.610   11.528941         --  11.150127         --         --          --
   3.650          --         --  11.116266         --  14.840253          --
   3.660          --         --         --         --         --          --
   3.695          --         --         --         --         --          --
   3.700          --         --         --         --         --          --
   3.710          --         --         --         --         --          --
   3.750          --         --  11.030655         --         --   12.250484
   3.760          --         --         --         --         --          --
   3.800   11.361577         --         --         --         --          --
   3.860          --         --         --         --         --          --
   3.895          --         --         --         --         --          --
   3.910          --         --         --         --  14.434635          --
   4.000          --         --         --         --         --          --

PERSPECTIVE
Standard
 Benefit   13.678562  10.969401  13.226985  10.312694  18.463577   15.155455
 Maximum
  Annive-
  rsary
  Value
  Benefit  12.364900         --  12.026659  10.305949  12.807070   11.117900
 Earnings
  Protec-
  tion
  Bene-
  fits     11.724834         --  11.639204  10.293117  12.999746   11.563468
 Combined
  Option-
  al Ben-
  efits    12.103110         --  11.834573  10.280708  12.479033   10.778841



                                                                      JNL/
                        JNL/       JNL/       JNL/                  T. Rowe
             JNL/      Select     Select     Select      JNL/        Price
            Select     Global    Large Cap   Money      Select    Established
           Balanced    Growth     Growth     Market      Value      Growth
           Portfolio  Portfolio  Portfolio  Portfolio  Portfolio   Portfolio
           ---------  ---------  ---------  ---------  ---------  -----------
M&E CLASS
   3.545          --         --         --         --         --           --
   3.560   19.003222         --         --         --  16.348789           --
   3.610          --  18.438839         --         --         --    21.328067
   3.650          --         --         --         --         --           --
   3.660          --         --         --         --         --           --
   3.695          --         --         --         --         --           --
   3.700          --         --         --         --  16.275491           --
   3.710          --         --         --         --         --           --
   3.750          --         --         --   9.651380         --           --
   3.760          --         --         --         --         --           --
   3.800   18.525561         --         --         --         --           --
   3.860          --  17.956055         --         --         --           --
   3.895          --         --         --         --         --           --
   3.910          --         --         --         --         --    20.657198
   4.000          --         --         --         --         --           --

PERSPECTIVE
Standard
 Benefit   21.594122  19.055389  22.306724  12.143771  17.539310    23.214187
 Maximum
  Annive-
  rsary
  Value
  Benefit  13.384634  11.132696  10.197403   9.896454  17.482497    11.202562
 Earnings
  Protec-
  tion
  Bene-
  fits     13.122652  11.114154   9.369129   9.882103  17.425663    11.006744
 Combined
  Option-
  al Ben-
  efits    13.237869  11.095651  10.622927   9.815944  17.369197    11.034815

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation unit values as of December 31, 2005 (continued):

                       JNL/T. Rowe                      JNL/
                      Price Mid-Cap                 T. Rowe Price
                     Growth Portfolio              Value Portfolio
                     ----------------              ---------------
M&E CLASS
  1.000                  39.302036                    14.154707
  1.100                  38.885286                    14.074609
  1.150                  38.679731                    14.035520
  1.250                  38.270967                    13.955667
  1.300                  38.068076                    13.916099
  1.350                  37.864833                           --
  1.395                         --                           --
  1.400                  37.665289                    13.837520
  1.420                  37.584952                    13.821685
  1.450                  37.465643                    13.798368
  1.500                  37.267052                    13.759363
  1.545                  37.088860                    13.724238
  1.550                  37.069453                    13.720449
  1.560                  37.030607                    13.712632
  1.570                  36.990743                    13.704870
  1.575                  37.042951                    13.701976
  1.600                  36.873319                    13.681616
  1.605                         --                           --
  1.630                  36.750362                    13.658666
  1.645                  36.696180                    13.646500
  1.650                  36.677255                    13.642849
  1.660                  36.637582                           --
  1.670                  36.598587                    13.627199
  1.695                  36.502423                    13.608228
  1.700                  36.482492                    13.604310
  1.710                  36.444022                    13.596598
  1.720                  36.405297                    13.588987
  1.725                  36.385874                    13.585111
  1.745                  36.308605                           --
  1.750                  36.289403                    13.565818
  1.760                  36.249132                    13.557591
  1.795                  36.116363                    13.531225
  1.800                  36.096970                    13.527222
  1.810                  36.058633                    13.520392
  1.820                  36.019652                    13.512076
  1.825                  35.999340                           --
  1.845                  35.924602                    13.492968
  1.850                  35.905442                    13.489105
  1.855                         --                           --
  1.860                  35.867522                    13.481479
  1.870                  35.829303                    13.474024
  1.880                         --                           --
  1.895                  35.732136                    13.454810
  1.900                  35.715100                    13.451718
  1.905                         --                    13.446563
  1.910                  35.675413                    13.442818
  1.920                  35.639473                    13.436950

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation unit values as of December 31, 2005 (continued):

                       JNL/T. Rowe                      JNL/
                      Price Mid-Cap                 T. Rowe Price
                     Growth Portfolio              Value Portfolio
                     ----------------              ---------------
M&E CLASS
  1.945                  35.546389                    13.416392
  1.950                  35.509996                    13.408035
  1.955                  35.505806                    13.408779
  1.960                  35.488178                    13.405523
  1.970                  35.449674                    13.397897
  1.980                         --                           --
  1.995                  35.352965                    13.378734
  2.000                  35.337405                    13.374944
  2.005                         --                           --
  2.010                  35.300034                    13.367462
  2.020                  35.262162                    13.359854
  2.030                         --                           --
  2.045                  35.168824                    13.341019
  2.050                  35.150193                    13.337160
  2.055                         --                           --
  2.060                  35.112683                    13.329627
  2.070                  35.075236                    13.321303
  2.080                         --                           --
  2.095                  34.982144                    13.303104
  2.100                  34.964759                    13.297282
  2.110                  34.927114                    13.291831
  2.120                  34.889388                    13.284392
  2.145                  34.796872                    13.265643
  2.150                  34.777894                    13.261845
  2.155                         --                           --
  2.160                  34.741332                    13.254328
  2.170                  34.703997                    13.246661
  2.195                  34.612102                    13.227984
  2.200                  34.594337                    13.224307
  2.205                         --                           --
  2.210                  34.557045                    13.216849
  2.220                  34.519334                    13.208623
  2.245                  34.428428                    13.190599
  2.250                  34.434407                    13.182934
  2.260                  34.373824                    13.179394
  2.270                  34.337636                    13.171831
  2.280                  34.299441                           --
  2.295                  34.244932                    13.153083
  2.300                  34.227813                    13.149560
  2.305                  34.207803                           --
  2.310                  34.191592                    13.141935
  2.320                  34.152636                    13.133905
  2.330                         --                           --
  2.345                  34.064705                    13.116118
  2.350                  34.046555                    13.112377
  2.360                  34.010490                    13.104962
  2.370                  33.974344                    13.097565

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation unit values as of December 31, 2005 (continued):

                       JNL/T. Rowe                      JNL/
                      Price Mid-Cap                 T. Rowe Price
                     Growth Portfolio              Value Portfolio
                     ----------------              ---------------
M&E CLASS
  2.380                         --                           --
  2.395                  33.884079                    13.079012
  2.400                  33.865308                    13.075167
  2.405                         --                    13.070422
  2.410                  33.829260                    13.067670
  2.420                  33.791745                    13.059603
  2.445                  33.704289                    13.041968
  2.450                  33.684971                    13.036619
  2.460                  33.650526                    13.031520
  2.470                  33.613211                    13.023266
  2.480                         --                           --
  2.495                  33.524898                    13.005151
  2.500                  33.507677                    13.001387
  2.505                         --                           --
  2.510                  33.472079                    12.994083
  2.520                  33.430276                           --
  2.545                  33.348313                    12.968831
  2.550                  33.329991                    12.970372
  2.560                  33.294401                    12.957325
  2.570                         --                           --
  2.595                  33.174246                    12.931338
  2.600                  33.152771                    12.927977
  2.605                         --                           --
  2.610                  33.118017                    12.920656
  2.620                         --                           --
  2.645                  32.992022                    12.894091
  2.650                  32.977492                    12.891348
  2.660                  32.941314                    12.883797
  2.670                  32.905188                    12.875893
  2.680                         --                           --
  2.695                  32.819306                    12.858736
  2.700                  32.801772                    12.854676
  2.710                  32.766774                    12.847238
  2.720                         --                           --
  2.745                  32.646544                    12.822084
  2.750                  32.628395                    12.820196
  2.755                         --                           --
  2.760                  32.592284                    12.811276
  2.770                         --                    12.803783
  2.795                  32.470325                    12.785129
  2.800                  32.455715                    12.782260
  2.805                         --                           --
  2.810                  32.421114                    12.775065
  2.820                         --                           --
  2.845                  32.299063                    12.749161
  2.850                  32.285629                    12.750053
  2.860                  32.247020                    12.738323

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2005 (continued):

                       JNL/T. Rowe                      JNL/
                      Price Mid-Cap                 T. Rowe Price
                     Growth Portfolio              Value Portfolio
                     ----------------              ---------------
M&E CLASS
  2.870                         --                           --
  2.895                  32.128579                    12.712638
  2.900                  32.112374                    12.710154
  2.910                  32.078110                    12.702863
  2.920                         --                           --
  2.945                  31.956311                           --
  2.950                  31.941245                    12.673678
  2.955                         --                           --
  2.960                  31.905356                    12.665923
  2.970                  31.871118                    12.658728
  2.995                         --                           --
  3.000                         --                    12.637747
  3.010                  31.737604                    12.630543
  3.045                  31.620544                    12.605817
  3.050                  31.601669                    12.601416
  3.060                  31.570253                    12.594528
  3.070                         --                           --
  3.095                  31.452890                    12.569010
  3.100                  31.429287                    12.565246
  3.110                  31.401467                    12.558669
  3.120                         --                           --
  3.145                  31.285467                    12.534580
  3.150                  31.267207                    12.530214
  3.160                  31.235918                           --
  3.195                         --                           --
  3.200                         --                           --
  3.210                         --                    12.487659
  3.245                         --                           --
  3.250                         --                           --
  3.255                         --                           --
  3.260                  30.903520                    12.452407
  3.270                         --                    12.445235
  3.295                         --                           --
  3.300                         --                    12.424079
  3.310                         --                           --
  3.345                         --                           --
  3.350                         --                           --
  3.360                  30.576518                    12.381727
  3.395                         --                    12.356945
  3.400                  30.448221                    12.354412
  3.410                  30.414967                    12.346936
  3.445                         --                           --
  3.450                  30.287225                    12.319699
  3.460                         --                           --
  3.470                         --                           --
  3.500                         --                           --
  3.510                         --                    12.277091

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation unit values as of December 31, 2005 (continued):

                          JNL/T. Rowe                      JNL/
                         Price Mid-Cap                 T. Rowe Price
                        Growth Portfolio              Value Portfolio
                        ----------------              ---------------
M&E CLASS
  3.545                            --                 12.252697
  3.560                     29.933164                 12.242240
  3.610                     29.775670                 12.208286
  3.650                            --                 12.180795
  3.660                            --                        --
  3.695                            --                        --
  3.700                            --                        --
  3.710                     29.458967                 12.138645
  3.750                            --                        --
  3.760                            --                        --
  3.800                            --                        --
  3.860                     28.994592                        --
  3.895                            --                        --
  3.910                     28.839211                 12.001742
  4.000                            --                        --



PERSPECTIVE
Standard Benefit            30.413550                 14.005546
  Maximum Anniversary
    Value Benefit           15.041359                 12.729433
  Earnings Protection
    Benefits                14.076733                 12.059202
  Combined Optional
    Benefits                14.533550                 12.617273

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2005:

               Fifth         Fifth Third          Fifth        Fifth Third         JNL/          JNL/AIM          JNL/
           Third Balanced  Disciplined Value  Third Mid Cap  Quality Growth    AIM Large Cap   Real Estate    AIM Small Cap
           VIP Portfolio    VIP Portfolio     VIP Portfolio   VIP Portfolio  Growth Portfolio   Portfolio   Growth Portfolio
           -------------   ----------------   -------------   -------------  ----------------   ---------   ----------------
M&E CLASS
  1.000                --                 --             --              --            31,112       31,956            11,947
  1.100                --                 --             --              --               114           --                87
  1.150                --                 --             --              --           635,884       74,124           375,625
  1.250             2,787            101,742         43,694         169,570           326,543      168,156           188,223
  1.300                --                 --             --              --           261,001       39,968           153,987
  1.350                --                 --             --              --            46,032           --            20,318
  1.395                --                 --             --              --                --           --                --
  1.400                --                 --             --              --           213,760       20,672           127,074
  1.420                --                 --             --              --                --           --                --
  1.450                --                 --             --              --           136,103        6,670            51,526
  1.500             2,279             15,611          6,587          30,673           450,894       78,188           212,326
  1.545                --                 --             --              --            65,483        6,397            18,373
  1.550                --              4,933          2,967           8,485            30,969       28,111            14,665
  1.560                --                 --             --              --                --           --            16,760
  1.570                --                 --             --              --            14,104          194             6,317
  1.575                --                 --             --              --                --           --                --
  1.600             1,940             63,840         25,452         101,214           282,633       83,732           114,172
  1.605                --                 --             --              --                --           --                --
  1.630                --                 --             --              --                --           --                --
  1.645                --              2,235            831           3,404             6,868        1,910             2,266
  1.650               932             44,971         19,427          75,891           364,403      142,667           151,399
  1.660                --                 --             --              --             9,053           --                --
  1.670                --                 --             --              --             2,530        1,646             2,644
  1.695                --                 --             --              --            31,674        1,134             8,462
  1.700               878              5,066          2,711          12,416           152,528       30,633            74,370
  1.710                --                 --             --              --           473,388       61,130           244,031
  1.720                --                 --             --              --             5,598           --             2,065
  1.725                --                 --             --              --                --           --                --
  1.745                --                 --             --              --                --           --                --
  1.750                --              4,631          1,708           7,385            81,709       20,784            60,581
  1.760                --             11,657          4,671          23,983             2,376        1,459             3,533
  1.795                --                 --             --              --            10,443           --            12,659
  1.800                --              5,533          2,817          10,139           143,440       42,304            55,769
  1.810               427             21,107          8,207          26,593           146,263       56,278            89,218
  1.820                --                 --             --              --             1,266           --             9,107
  1.825                --                 --             --              --                --           --                --
  1.845                --                 --             --              --            21,464        3,064            21,670
  1.850                --             22,034          8,700          43,773            56,903       33,264            21,707
  1.855                --                 --             --              --                --           --                --
  1.860                --                 --             --              --           179,781       39,940           116,410
  1.870                --                 --             --              --             2,273           --                --
  1.880                --                 --             --              --                --           --                --
  1.895                --                 --             --              --            52,939        4,626            15,702
  1.900                --              6,653          2,086          11,188            85,409       26,252            34,576
  1.905                --                 --             --              --                --           --                --
  1.910                --                 --             --              --                --           --                --
  1.920                --                 --             --              --             3,884        4,163               565

                                   JNL/                              JNL/Eagle      JNL/FMR
               JNL/Alger     Alliance Capital   JNL/Eagle Core       SmallCap      Balanced
           Growth Portfolio  Growth Portfolio  Equity Portfolio  Equity Portfolio  Portfolio
           ----------------  ----------------  ----------------  ----------------  ---------
M&E CLASS
  1.000                  --                --            14,133            19,032     61,925
  1.100              21,913                --               148             4,252         --
  1.150             274,418                --           321,376           178,818    803,052
  1.250              97,930                --           181,515           114,911    465,354
  1.300             104,292                --           176,786            84,733    586,520
  1.350                  --                --                --                --         --
  1.395                  --                --                --                --         --
  1.400             109,968                --           109,826            65,292    338,031
  1.420                  --                --                --                --         --
  1.450              24,883                --            28,485            12,552    132,287
  1.500             114,296                --           239,389           105,213    323,928
  1.545              23,345                --            17,911            17,271     69,065
  1.550              12,428                --            13,898             9,578     85,324
  1.560                  --                --             2,361               862         --
  1.570               5,346                --             4,368             3,816      6,545
  1.575                  --                --                --                --         --
  1.600             120,046                --            87,866            68,725    311,500
  1.605                  --                --                --                --         --
  1.630                  --                --               136                --         --
  1.645               1,466                --             2,748             2,334     39,994
  1.650              88,424                --           124,607            98,591    364,475
  1.660                  --                --                --             4,294         --
  1.670                 342                --                --             1,738     38,582
  1.695              32,901                --            15,016            11,135     35,609
  1.700              67,591                --            46,003            93,072    168,377
  1.710             217,358                --           227,035           129,325    364,560
  1.720               3,455                --             2,154               954     14,373
  1.725                  --                --                --                --         --
  1.745                  --                --                --                --         --
  1.750              29,019                --            41,130            12,244     91,044
  1.760                  --                --            11,613             4,445      1,003
  1.795              13,605                --             8,630             6,041     18,979
  1.800              65,930                --            44,515            24,894    225,432
  1.810              36,292                --            42,264            45,200    225,785
  1.820               6,939                --             1,909               490      1,739
  1.825                  --                --                --                --         --
  1.845              15,384                --             9,778             4,451     35,081
  1.850              17,281                --            35,297            14,358     47,490
  1.855                  --                --                --                --         --
  1.860              83,492                --            89,776            46,237    209,021
  1.870                  75                --                --                --     13,888
  1.880                  --                --                --                --         --
  1.895              17,708                --            17,807            14,586     62,728
  1.900              40,763                --            60,631            34,084     91,890
  1.905                  --                --                --                --         --
  1.910                  --                --                --             1,526         --
  1.920               2,788                --               531             2,490      6,537

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):

                Fifth         Fifth Third         Fifth        Fifth Third         JNL/          JNL/AIM          JNL/
           Third Balanced  Disciplined Value  Third Mid Cap  Quality Growth    AIM Large Cap   Real Estate    AIM Small Cap
            VIP Portfolio    VIP Portfolio    VIP Portfolio   VIP Portfolio  Growth Portfolio   Portfolio   Growth Portfolio
            -------------    -------------    -------------   -------------  ----------------   ---------   ----------------
M&E CLASS
  1.945                --                 --             --              --             7,925        1,136               576
  1.950                --              2,590          1,021           5,561            42,199       23,740            54,425
  1.955                --                 --             --              --                --          504                --
  1.960                --                 --             --              --           102,447       19,958            75,222
  1.970                --                 --             --              --                --           --               652
  1.980                --                 --             --              --                --          197                --
  1.995                --                 --             --              --            14,806        7,993             4,136
  2.000                --                 --             --              --            43,294       18,957            41,934
  2.005                --                857            376           1,897                --           --               237
  2.010                --              5,554          2,183          11,804            56,946        3,283            24,049
  2.020                --                 --             --              --               467           --                --
  2.030                --                 --             --              --                --           --                --
  2.045                --                 --             --              --            13,885        1,946             5,997
  2.050                --              2,265            937           4,807            61,106       16,107            29,945
  2.055                --                 --             --              --                --           --                --
  2.060                --              5,569          2,387          12,000           168,484       51,364            93,306
  2.070                --                 --             --              --             2,832          473               272
  2.080                --                 --             --              --                --           --                --
  2.095                --                 --             --              --             5,606        2,070            15,664
  2.100                --              1,077             --             670            30,731       20,861            12,652
  2.110                --              1,755            789           2,778            36,927       14,118            13,290
  2.120                --                 --             --              --             2,615           42               468
  2.145                --                 --             --              --            13,225          472             3,757
  2.150                --              8,024          3,312          16,804            19,271       33,304            28,999
  2.155                --                 --             --              --                --           --                --
  2.160             1,286             16,547          7,519          33,642            63,624       41,023            28,254
  2.170                --                 --             --              --             1,880           --                --
  2.195                --                 --             --              --             6,743          730             2,268
  2.200                86                871            293           1,762            27,942       45,572            11,842
  2.205                --                 --             --              --                --           --                --
  2.210               770             14,397          5,294          24,727            62,310       54,243            26,032
  2.220                --                 --             --              --             3,576           --               889
  2.245                --                 --             --              --             2,343        1,161             4,257
  2.250                --                 --             --              --            11,749        3,357            12,713
  2.260                --              7,534          3,324          15,710           111,929       18,068            34,499
  2.270                --                 --             --              --             1,241           --               853
  2.280                --                 --             --              --                --           --                --
  2.295                --                424            184             939             3,062          781               254
  2.300                --              7,439          3,001          15,671            25,105        9,078            12,063
  2.305                --                 --             --              --                --           --                --
  2.310                --                738            285           1,683            26,689       21,682             9,874
  2.320                --                 --             --              --               721          484                92
  2.330                --                 --             --              --                --           --                --
  2.345                --                 --             --              --             3,199        1,298               458
  2.350                --                 --             --              --            14,741          175             6,114
  2.360                --              5,298          2,123          10,762           102,052       17,330            66,953
  2.370                --                 --             --              --             1,617          522               290


                                   JNL/                              JNL/Eagle      JNL/FMR
               JNL/Alger     Alliance Capital   JNL/Eagle Core       SmallCap      Balanced
           Growth Portfolio  Growth Portfolio  Equity Portfolio  Equity Portfolio  Portfolio
           ----------------  ----------------  ----------------  ----------------  ---------
M&E CLASS
  1.945              12,405                --             8,416               132     40,342
  1.950              27,745                --            22,494            15,476     47,217
  1.955                  --                --                --                --         --
  1.960              87,814                --            77,535            30,275    185,158
  1.970                 454                --               274             5,151      2,124
  1.980                  --                --                --                --         --
  1.995               4,796                --             9,628             4,760     24,996
  2.000              13,397                --            10,354            13,371     84,438
  2.005                  --                --                --                --         --
  2.010               4,586                --             9,123            24,771     20,270
  2.020                 385                --               297             3,531      8,923
  2.030                  --                --                --                --         --
  2.045               4,405                --             3,542             3,259     19,110
  2.050              15,462                --            26,370            19,095     62,194
  2.055                  --                --                --                --         --
  2.060              32,152                --            68,142            56,014    136,078
  2.070                  --                --                --               685     24,090
  2.080                  --                --                --                --         --
  2.095               3,334                --             8,760             4,903     29,504
  2.100              12,165                --            19,563            12,539     31,399
  2.110              14,981                --            17,949            15,570     44,228
  2.120                 691                --             1,858               825      7,704
  2.145               2,891                --             4,204             9,519     34,040
  2.150              34,811                --            32,068            19,833     51,928
  2.155                  --                --                --                --         --
  2.160              36,802                --            33,208            26,780     87,098
  2.170                  --                --                --                --      6,530
  2.195               1,041                --             1,593               922      2,907
  2.200               6,989                --            16,895             9,298     48,460
  2.205                  --                --                --                --         --
  2.210              15,150                --            31,645            13,977    108,185
  2.220                 210                --               427               835         --
  2.245                  --                --               299                --      4,029
  2.250              13,446                --             5,597               530     19,007
  2.260              16,389                --            43,949            77,855    110,499
  2.270                  --                --                --                --        584
  2.280                  --                --                --                --         --
  2.295                 660                --             1,989               741      4,459
  2.300               4,389                --             8,630            16,924     17,726
  2.305                  --                --                --                --         --
  2.310               5,617                --             7,809             9,489     33,594
  2.320                 635                --                --                --      1,811
  2.330                  --                --                --                --         --
  2.345               1,387                --             2,247             1,003      6,919
  2.350               1,809                --             5,528             1,691     11,432
  2.360               6,877                --            22,456             8,954     37,373
  2.370                  86                --               239               532         --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):

                Fifth         Fifth Third         Fifth        Fifth Third         JNL/          JNL/AIM          JNL/
           Third Balanced  Disciplined Value  Third Mid Cap  Quality Growth    AIM Large Cap   Real Estate    AIM Small Cap
            VIP Portfolio    VIP Portfolio    VIP Portfolio   VIP Portfolio  Growth Portfolio   Portfolio   Growth Portfolio
            -------------    -------------    -------------   -------------  ----------------   ---------   ----------------
M&E CLASS
  2.380                --                 --             --              --                --          838                --
  2.395                --                 --             --              --            13,368        1,881             8,543
  2.400                --              1,429            638           3,087             6,268        7,672             1,010
  2.405                --                 --             --              --                --           --                --
  2.410                50              1,154            220           1,198            10,652       18,770             3,860
  2.420                --                 --             --              --                --          261                --
  2.445                --                 --             --              --             7,307           --             1,303
  2.450                --                259            108             421            16,518        2,462             7,527
  2.460                --              1,555            475           2,528            24,808        9,186            33,086
  2.470                --                 --             --              --             3,711           --               968
  2.480                --                 --             --              --                --           40                --
  2.495                --                 --             --              --                62          855                --
  2.500                --                 --             --              --            33,313       13,427            19,228
  2.505                --                 --             --              --                --           --                --
  2.510                --                 --             --              --            26,921       11,920            18,223
  2.520                --                 --             --              --                --           --                --
  2.545                --              1,689            579           3,569               271           --             3,329
  2.550                --                 --             --              --             5,915        6,508             2,545
  2.560                --                309             --              --             7,656        5,707             1,449
  2.570                --                 --             --              --                --           --                --
  2.595                --                 --             --              --             4,302        2,730                --
  2.600                --                 --             --              --            12,089        2,545             1,383
  2.605                --                 --             --              --                --           --                --
  2.610                --              2,357            873           4,661            65,118       37,217             8,896
  2.620                --                 --             --              --                --        1,397                --
  2.645                --                 --             --              --               237        2,832                --
  2.650                --                 --             --              --               591        5,891            16,487
  2.660                --                125             53             276            18,974       13,565            22,269
  2.670                --                 --             --              --               255           --             1,311
  2.680                --                 --             --              --                --           --                --
  2.695                --                 --             --              --               524           --                --
  2.700                --                 --             --              --               159        2,195                --
  2.710                --              1,077            416           1,183            11,934       64,775             1,541
  2.720                --                 --             --              --                --           --                --
  2.745                --                 --             --              --             1,990        2,812               538
  2.750                --                 --             --              --             4,409        2,651             2,075
  2.755                --                 --             --              --                --           --                --
  2.760                --              1,243            674              --            13,793       19,217             7,430
  2.770                --                 --             --              --                --           --                --
  2.795                --                 --             --              --                42        2,962                --
  2.800                --                 --             --              --             1,782        2,015             1,792
  2.805                --                 --             --              --                --           --                --
  2.810                --                 --             --              --               634        6,231             1,184
  2.820                --                 --             --              --             1,865        3,596                --
  2.845                --                 --             --              --                --          422                44
  2.850                --                 --             --              --             1,129          878             1,426
  2.860                --                 --             --              --             2,381           --             1,094


                                   JNL/                              JNL/Eagle      JNL/FMR
               JNL/Alger     Alliance Capital   JNL/Eagle Core       SmallCap      Balanced
           Growth Portfolio  Growth Portfolio  Equity Portfolio  Equity Portfolio  Portfolio
           ----------------  ----------------  ----------------  ----------------  ---------
M&E CLASS
  2.380                  --                --                --                --         --
  2.395               5,391                --             4,091             1,099     10,542
  2.400               2,183                --             4,752             1,916     18,831
  2.405                  --                --                --                --         --
  2.410               3,504                --            11,804             3,915     22,595
  2.420                  --                --                --                --         --
  2.445               1,204                --             2,911             3,611      3,480
  2.450               4,142                --             3,393             1,253     22,664
  2.460               9,710                --             7,897            17,775     33,169
  2.470               1,192                --             3,309                --         --
  2.480                  --                --                --                --         --
  2.495                 933                --                44             3,109      1,038
  2.500                 812                --             5,257             2,811      2,411
  2.505                  --                --                --                --         --
  2.510              10,002                --             2,804             7,754     17,468
  2.520                  --                --               371                --         --
  2.545                  --                --                --                --        745
  2.550                 441                --               158             1,712      8,172
  2.560               5,852                --             8,016             5,631     13,980
  2.570                  --                --                --                --         --
  2.595                  --                --             2,514               104         --
  2.600               4,729                --               485             2,635      9,849
  2.605                  --                --                --                --         --
  2.610               9,868                --             9,766             5,278     32,746
  2.620                  --                --                --                --         --
  2.645                  --                --                --                --      2,518
  2.650                 297                --             2,225             5,036      2,919
  2.660               7,513                --             4,674            17,870     21,276
  2.670                  --                --                --               564         --
  2.680                  --                --                --                --         --
  2.695                 720                --               725               358         --
  2.700               1,586                --               303               275      4,769
  2.710               2,352                --             1,426             6,277     18,362
  2.720                  --                --                --                --         --
  2.745                  --                --             1,896             1,815         --
  2.750                  47                --             2,578               477      4,214
  2.755                  --                --                --                --         --
  2.760               2,199                --               803             3,911     17,959
  2.770                  --                --                --                --         --
  2.795                  --                --                --                13      1,954
  2.800                 734                --             3,619             3,481     16,041
  2.805                  --                --                --                --         --
  2.810                 903                --                --             3,288        686
  2.820                  --                --                --                --         --
  2.845               1,243                --                --             1,473         --
  2.850                  92                --             1,192                --        146
  2.860               1,155                --                --             1,319      1,009

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):

                   Fifth           Fifth Third           Fifth         Fifth Third           JNL/           JNL/AIM
              Third Balanced    Disciplined Value    Third Mid Cap    Quality Growth    AIM Large Cap      Real Estate
               VIP Portfolio      VIP Portfolio      VIP Portfolio    VIP Portfolio    Growth Portfolio    Portfolio
               -------------      -------------      -------------    -------------    ----------------    ---------
   M&E CLASS
    2.870                  --               --                 --               --               --                --
    2.895                  --               --                 --               --               --             1,854
    2.900                  --               --                 --               --                4             1,235
    2.910                  --               --                 --               --            8,040             1,002
    2.920                  --               --                 --               --               --                --
    2.945                  --               --                 --               --               --                --
    2.950                  --               --                 --               --               --               385
    2.955                  --               --                 --               --               --                --
    2.960                  --               --                 --               --              110             1,450
    2.970                  --               --                 --               --               --                --
    2.995                  --               --                 --               --               --                --
    3.000                  --               --                 --               --               --             1,410
    3.010                  --            1,474                609               --            7,329               210
    3.045                  --               --                 --               --               --                --
    3.050                  --               --                 --               --               --             1,166
    3.060                  --               --                 --               --           13,594            13,415
    3.070                  --               --                 --               --               --                --
    3.095                  --               --                 --               --            1,761                --
    3.100                  --               --                 --               --               --                --
    3.110                  --               --                 --               --               --               257
    3.120                  --               --                 --               --               --                --
    3.145                  --               --                 --               --               --               831
    3.150                  --               --                 --               --               49               504
    3.160                  --            2,642              1,078            5,678            1,613                --
    3.195                  --               --                 --               --               --                --
    3.200                  --               --                 --               --               --                --
    3.210                  --               --                 --               --               --                --
    3.245                  --               --                 --               --               --                --
    3.250                  --               --                 --               --               --                --
    3.255                  --               --                 --               --               --                --
    3.260                  --               --                 --               --               --                --
    3.270                  --               --                 --               --               --             1,723
    3.295                  --               --                 --               --               --                --
    3.300                  --               --                 --               --               --             4,119
    3.310                  --               --                 --               --               --                --
    3.345                  --               --                 --               --               --                --
    3.350                  --               --                 --               --               --                --
    3.360                  --               --                 --               --               --             1,671
    3.395                  --               --                 --               --               --               197
    3.400                  --               --                 --               --               --                --
    3.410                  --               --                 --               --               --                --
    3.445                  --               --                 --               --               --                --
    3.450                  --               --                 --               --               --                --
    3.460                  --               --                 --               --               --                --
    3.470                  --               --                 --               --               --                --
    3.500                  --               --                 --               --               --                --
    3.510                  --               --                 --               --               --                --

                        JNL/                                JNL/                               JNL/Eagle          JNL/FMR
                   AIM Small Cap       JNL/Alger      Alliance Capital   JNL/Eagle Core        SmallCap           Balanced
                  Growth Portfolio  Growth Portfolio  Growth Portfolio  Equity Portfolio   Equity Portfolio      Portfolio
                  ----------------  ----------------  ----------------  ----------------   ----------------      ---------
   M&E CLASS
    2.870                   --                --                 --               --                 --               --
    2.895                   --               302                 --               --                 --               --
    2.900                  840             3,815                 --               --              5,892              251
    2.910                3,053             2,696                 --            2,156                889            2,679
    2.920                   --                --                 --               --                 --               --
    2.945                   --                --                 --               --                 --            3,051
    2.950                   --                --                 --               --                 --            3,971
    2.955                   --                --                 --               --                 --               --
    2.960                  100             5,644                 --               --                 --            1,568
    2.970                   --                --                 --               --                516               --
    2.995                   --                --                 --               --                 --               --
    3.000                   --                --                 --               --                 --            3,317
    3.010                5,332             3,604                 --              958              2,213            7,916
    3.045                  681                --                 --               --                 --               --
    3.050                   --                --                 --               --                 --               --
    3.060                8,492             5,026                 --            1,000              1,720           12,109
    3.070                   --                --                 --               --                 --               --
    3.095                   --                --                 --               --                577               --
    3.100                   --                --                 --               --                 --               --
    3.110                   --                --                 --               --              2,714            1,260
    3.120                   --                --                 --               --                 --               --
    3.145                  752                --                 --              562                 --               --
    3.150                   --                --                 --            1,543                735               --
    3.160                1,481                --                 --               --                 --            2,728
    3.195                   --                --                 --               --                 --               --
    3.200                   --                --                 --               --                 --               --
    3.210                  930                --                 --               --              1,772               --
    3.245                   --                --                 --               --                 --               --
    3.250                   --                --                 --               --                 --               --
    3.255                   --                --                 --               --                 --               --
    3.260                   --             3,765                 --               --                150               --
    3.270                   --                --                 --               --                 --               --
    3.295                   --                --                 --               --                 --               --
    3.300                   --                --                 --               --                 --               --
    3.310                   --                --                 --               --                 --               --
    3.345                   --                --                 --               --                 --               --
    3.350                   --                --                 --               --                 --               --
    3.360                   --             2,381                 --               --                 --               --
    3.395                   --                --                 --               --                 --               --
    3.400                   --                --                 --               --                 --               --
    3.410                   --                --                 --               --                239               --
    3.445                   --                --                 --               --                 --               --
    3.450                   --                --                 --               --                 --               --
    3.460                   --                --                 --               --                 --               --
    3.470                   --                --                 --               --                 --               --
    3.500                   --                --                 --               --                 --               --
    3.510                   --                --                 --               --                 --               --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):

                            Fifth           Fifth Third          Fifth          Fifth Third           JNL/             JNL/AIM
                       Third Balanced    Disciplined Value    Third Mid Cap    Quality Growth     AIM Large Cap       Real Estate
                        VIP Portfolio      VIP Portfolio      VIP Portfolio     VIP Portfolio    Growth Portfolio      Portfolio
                        -------------      -------------      -------------     -------------    ----------------      ---------
M&E CLASS
   3.545                            --               --                 --               --               --              1,703
   3.560                            --               --                 --               --               --                 --
   3.610                            --               --                 --               --               --                 --
   3.650                            --               --                 --               --               --                 --
   3.660                            --               --                 --               --               --                 --
   3.695                            --               --                 --               --               --                 --
   3.700                            --               --                 --               --               --                 --
   3.710                            --               --                 --               --               --              3,668
   3.750                            --               --                 --               --               --                 --
   3.760                            --               --                 --               --               --                 --
   3.800                            --               --                 --               --               --                 --
   3.860                            --               --                 --               --               --                 --
   3.895                            --               --                 --               --               --                 --
   3.910                            --               --                 --               --               --                 --
   4.000                            --               --                 --               --               --                 --

PERSPECTIVE
 Standard Benefit                   --               --                 --               --          823,897            273,150
  Maximum Anniversary
    Value Benefit                   --               --                 --               --           11,206                 --
  Earnings Protection
    Benefits                        --               --                 --               --           13,841                 --
  Combined Optional
    Benefits                        --               --                 --               --            2,627                 --

                                ------          -------            -------          -------        ---------          ---------
    Total                       11,435          406,265            168,609          708,532        6,605,162          2,004,859
                                ======          =======            =======          =======        =========          =========

                             JNL/                                JNL/                               JNL/Eagle        JNL/FMR
                         AIM Small Cap       JNL/Alger       Alliance Capital   JNL/Eagle Core       SmallCap        Balanced
                       Growth Portfolio  Growth Portfolio    Growth Portfolio  Equity Portfolio  Equity Portfolio    Portfolio
                       ----------------  ----------------    ----------------  ----------------  ----------------    ---------
M&E CLASS
   3.545                         --                --                 --               --                 --               --
   3.560                         --                --                 --               --              1,028               --
   3.610                         --                --                 --               --                995               --
   3.650                         --                --                 --               --                 --               --
   3.660                         --                --                 --               --                 --               --
   3.695                         --                --                 --               --                 --               --
   3.700                         --                --                 --               --                 --               --
   3.710                         --                --                 --               --                 --               --
   3.750                         --                --                 --               --                 --               --
   3.760                         --                --                 --               --                 --               --
   3.800                         --                --                 --               --                 --               --
   3.860                         --                --                 --               --                 --               --
   3.895                         --                --                 --               --                 --               --
   3.910                         --                --                 --               --                174               --
   4.000                         --                --                 --               --                 --               --

PERSPECTIVE
 Standard Benefit           509,402         5,978,487                 --        2,066,105          2,390,489        3,821,380
  Maximum Anniversary
    Value Benefit             6,179             4,936                 --            8,362              7,561           31,788
  Earnings Protection
    Benefits                  2,256            29,048                 --           12,186             10,487           33,449
  Combined Optional
    Benefits                    702             1,351                 --              368              1,090            3,581

                          ---------         ---------              -----        ---------          ---------       ----------
    Total                 3,570,161         8,153,498                 --        4,662,983          4,180,785       10,813,065
                          =========         =========              =====        =========          =========       ==========

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):


                JNL/FMR          JNL/Franklin      JNL/Goldman Sachs   JNL/JPMorgan      JNL/JPMorgan      JNL/Lazard
                Capital       Templeton Small Cap       Mid Cap        International     International       Mid Cap
            Growth Portfolio    Value Portfolio     Value Portfolio   Equity Portfolio  Value Portfolio  Value Portfolio
            ----------------    ---------------     ---------------   ----------------  ---------------  ---------------
M&E CLASS
   1.000            --                 --                   --              4,258            28,235          48,655
   1.100            --                 --                   --              2,822            12,220             552
   1.150        89,106             22,083              144,640            221,983           563,329         613,964
   1.250        63,163             97,730              121,217            202,259           424,807         423,150
   1.300        25,283             29,614               39,887            173,414           254,624         315,769
   1.350            --                 --                   --             32,948            60,045          21,150
   1.395            --                 --                   --                 --                --              --
   1.400        18,641             21,369                5,308             75,732           216,257         269,893
   1.420            --                 --                   --                 --                --              --
   1.450        17,462              1,673                2,310             49,160            77,386          93,939
   1.500        49,423             28,975              137,140            202,589           393,062         375,456
   1.545        17,634              3,112                9,053             21,795            55,916          70,066
   1.550         2,546              5,984                6,740             26,098            96,290          84,646
   1.560            --             19,298                   --                 --                --              --
   1.570         1,432                 --                1,956              1,873            19,675          11,922
   1.575            --                 --                   --                 --                --              --
   1.600        37,211             56,255              104,961            144,239           508,116         247,456
   1.605            --                 --                   --                588                --              --
   1.630            --                 --                   --              2,412               241             142
   1.645           697              1,201                4,162                923             9,200           7,993
   1.650        48,595             87,535              160,612            213,497           325,579         376,083
   1.660            --                 --                   --                 --            31,565           9,961
   1.670         3,401              1,244                  625                790             6,586           8,899
   1.695         3,258              2,188                2,514              9,999            65,979          21,373
   1.700        19,672             10,778               17,079             64,010           226,679         216,272
   1.710        44,555             33,737               66,979            192,135           508,374         482,589
   1.720         2,533                 --                   --              4,735             2,364          10,028
   1.725            --                 --                   --                 --                --              --
   1.745            --                 --                   --                 --                --              --
   1.750        10,709             13,827                5,571             44,722            99,938          94,631
   1.760         1,335              3,235                   --              5,817             1,499           8,307
   1.795           788                 --                   --              4,242            20,193          13,341
   1.800        10,329             24,429               44,408             60,572           104,482         162,818
   1.810        38,183             56,192              109,701             82,080           358,913         253,640
   1.820            --                738                  728              2,637             2,602          14,300
   1.825            --                 --                   --                 --                --              --
   1.845         2,589                 --                   --              8,358            32,626          34,408
   1.850        16,192              6,892               20,457             40,824            75,474          84,990
   1.855            --                 --                   --                 --                --              --
   1.860        20,283             11,505               27,712            100,109           153,243         297,587
   1.870            --                 --                   --                 --             4,975           2,522
   1.880            --                 --                   --                 --                --              --
   1.895         3,017              2,537                5,382             20,866            25,289          31,896
   1.900         8,859             18,518               29,002             56,792           134,126         115,430
   1.905            --                 --                   --                 --               563              --
   1.910            --                 --                   --                 --             2,523              --
   1.920           243              2,803               10,450              2,302             9,055          11,165

                                                                                                 JNL/MCM
               JNL/Lazard                     JNL/MCM         JNL/MCM           JNL/MCM         Enhanced
                Small Cap         JNL/MCM    Bond Index    Communications  Consumer Brands     S&P 500 Stock
             Value Portfolio   25 Portfolio  Portfolio   Sector Portfolio  Sector Portfolio   Index Portfolio
             ---------------   ------------  ---------   ----------------  ----------------   ---------------
M&E CLASS
   1.000            8,791         120,015       46,513            --              4,627            30,764
   1.100               74         106,405           --         4,137                732               313
   1.150          703,010       4,522,803    1,116,470        43,043             41,482           709,122
   1.250          338,437       4,483,363    1,120,843        89,837             58,925           290,474
   1.300          270,006       1,040,696      431,719            --             16,250           294,762
   1.350           59,226          62,953        7,144        29,966             12,239                --
   1.395               --              --           --            --                 --                --
   1.400          223,205         850,572      234,094         9,515             19,871           195,434
   1.420               --           6,305           --            --                 --                --
   1.450           97,777         474,782      189,412        12,940              9,259            71,703
   1.500          308,769       3,371,122      902,995        83,801             43,844           278,981
   1.545           54,311         413,406       73,100         1,109              1,859            72,729
   1.550           49,651         671,549      276,244        23,759             15,221            49,163
   1.560               --          72,025           --            --                 --                --
   1.570           15,604          71,488       23,810            --                 --             8,259
   1.575               --              --           --            --                 --                --
   1.600          305,074       2,556,134    1,107,523        81,491             40,035           235,538
   1.605               --           2,052           --            --                 --                --
   1.630            1,502           8,239        3,304            --                 --             3,849
   1.645            5,435         105,193       27,631           223                751             5,026
   1.650          448,845       3,488,614    1,044,588        47,246             41,378           230,062
   1.660               --          68,225           --            --                 --             2,487
   1.670            6,032          68,924        9,298            --                 32             1,535
   1.695           26,326         161,322       62,678           881              2,943            48,569
   1.700          160,766       1,121,391      444,931        53,153             38,533           165,233
   1.710          475,422       1,939,048      591,935        55,415             28,428           384,109
   1.720            3,704          23,603        7,868            --                714             2,917
   1.725               --              --           --            --                 --                --
   1.745               --              --           --            --                 --                --
   1.750           86,317         578,158      153,977         5,316              9,172            67,874
   1.760            5,042         201,931       37,556           207                 87                --
   1.795           13,407          95,927        4,459           746                 --            26,814
   1.800          100,937       1,030,259      203,532        21,271             17,934           136,385
   1.810          185,911       1,758,387      491,294        67,583            124,640           250,194
   1.820           11,833           9,149        7,396            --                 --             6,299
   1.825               --              --           --            --                 --                --
   1.845           27,914         142,096       30,888         9,160              4,669            19,102
   1.850           51,786         660,796      248,877         7,790             21,575            27,158
   1.855               --             105           --            --                 --                --
   1.860          187,398         844,186      428,602         1,222             21,663           243,879
   1.870               --          33,310           --            --                402             5,561
   1.880               --             468           --            --                 --                --
   1.895           50,360         120,984       25,676        30,499              6,291            20,045
   1.900           87,974         791,683      277,273        27,403             18,415            72,345
   1.905               --             220        2,003            --                 --                --
   1.910               --          24,367           --            --                 --                --
   1.920            6,157          59,193       24,432         1,682                916             6,460

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):


                JNL/FMR          JNL/Franklin     JNL/Goldman Sachs   JNL/JPMorgan      JNL/JPMorgan      JNL/Lazard
                Capital       Templeton Small Cap      Mid Cap        International     International       Mid Cap
            Growth Portfolio    Value Portfolio    Value Portfolio   Equity Portfolio  Value Portfolio  Value Portfolio
            ----------------    ---------------    ---------------   ----------------  ---------------  ---------------
M&E CLASS
 1.945         10,120.00            1,505                1,479            4,374             34,088            8,244
 1.950            10,765            5,679               13,634           24,685             87,939           77,266
 1.955                --               --                   --               --                 --               --
 1.960            22,848            1,340               18,672           81,759            136,852          136,774
 1.970               245               --                   --               --             11,320            1,420
 1.980                --               --                   --               --                 --               --
 1.995             1,069              756                6,157            3,993             28,193           20,383
 2.000             8,337           19,614               16,265           27,657            303,575           99,468
 2.005                --            2,274                2,220              293                 --              334
 2.010             5,415               --                   --           10,115             31,173           45,005
 2.020             3,317               --                2,428              393             12,225            5,911
 2.030                --               --                   --               --                 --               --
 2.045             2,794            2,475                6,441            5,033             18,721           13,838
 2.050             8,106            7,129                9,634           23,092            138,111           77,543
 2.055                --               --                   --               --                 --               --
 2.060             6,251           32,892               41,446           56,605            211,304          144,517
 2.070               545              476                   --            2,304                 --              866
 2.080                --               --                   --               --                 --               --
 2.095             1,134            3,020                   --           16,597             33,384           26,698
 2.100             8,929            7,626                9,257           22,232            168,737           62,575
 2.110             4,579           10,489                8,704           10,268             50,675           52,827
 2.120               204               70                   67               --              5,251            3,572
 2.145             5,671               59                   --            3,735              4,169           23,668
 2.150            12,767           25,382               12,416           50,194             78,388           76,989
 2.155                --               --                   --               --                 --               --
 2.160            13,762           11,863               26,696           23,273            170,041          123,370
 2.170                --               --                   --            4,273                 --               --
 2.195                --            1,547                2,020            3,038              2,299            9,013
 2.200             3,038           38,649               41,118           12,217             43,977           52,024
 2.205                --               --                   --               --                 --               --
 2.210            11,909           35,727               56,929           28,053            160,059           87,808
 2.220               106               --                   --               --              2,178              990
 2.245                --            1,591                  762               --              1,338           15,358
 2.250             1,008            2,571                3,786           32,127             37,277           24,852
 2.260            27,015            7,083                6,038           39,102            136,386          194,563
 2.270               395               --                1,873               --                 --            1,458
 2.280                --               --                   --               --                 --               --
 2.295                --            1,187                1,150              143             13,205            7,742
 2.300             6,196            2,169                  466           10,858             53,931           42,639
 2.305                --               --                   --               --                 --               --
 2.310             6,644            1,373               15,137            2,064             42,515           34,884
 2.320                --              196                  193               --              1,207              950
 2.330                --               --                   --               --                 --               --
 2.345                10               19                  413            1,887              4,315            5,950
 2.350               237              991                   --            3,107             29,908            8,710
 2.360            15,378           35,666               35,252           37,420             74,997          134,958
 2.370               128               --                   --               --                210              689

                                                                                                   JNL/MCM
               JNL/Lazard                       JNL/MCM        JNL/MCM            JNL/MCM         Enhanced
                Small Cap         JNL/MCM      Bond Index   Communications    Consumer Brands   S&P 500 Stock
              Value Portfolio   25 Portfolio   Portfolio   Sector Portfolio  Sector Portfolio  Index Portfolio
              ---------------   ------------   ---------   ----------------  ----------------  ---------------
M&E CLASS
 1.945             8,928           64,932        43,234          1,230             6,762           24,335
 1.950            65,954          567,470       301,340         13,207            12,404          156,806
 1.955                --            7,524         3,196             --                --               --
 1.960           146,353          629,683       119,273          6,745            14,819           69,651
 1.970                --           67,936         1,797             --                --               --
 1.980                --               --           349             --                --               --
 1.995            15,406           79,114        57,323         10,608               875           15,359
 2.000           144,558          724,019       319,551          3,880            10,620           51,741
 2.005               199           13,949           143             --                --               --
 2.010            50,826          242,080        54,789             --             2,426           31,085
 2.020             5,403           39,689        18,814            589             1,215            5,632
 2.030                --              193           195             --                --               --
 2.045            10,852          133,331        46,178          2,130             1,272           23,734
 2.050            74,490          574,319       182,629          3,247             3,614           60,327
 2.055                --              673           553             --                --               --
 2.060           151,954        1,086,674       410,579         78,120            17,435           43,606
 2.070               780           24,146        11,476          1,932                --               --
 2.080                --               --           366             --                --               --
 2.095            27,317           61,202        29,718          5,568               549           17,093
 2.100            78,902          527,582       219,880         15,624             3,764           28,646
 2.110            39,093          221,778       338,559         18,534            16,898           73,675
 2.120             1,615           14,962         3,993             --                --              761
 2.145            20,892           48,597        24,973             98               296            5,295
 2.150            51,560          461,831       176,180         35,428            14,778           71,500
 2.155                --               --            --             --                --               --
 2.160           106,238          925,193       376,683         92,322            39,220          120,710
 2.170             2,023            7,426           944             --                --              733
 2.195             5,633           21,773         8,166             --                --            4,125
 2.200            44,981          297,718        84,817         13,510             5,348           10,367
 2.205                --               --           688             --                --               --
 2.210            78,214        1,265,035       459,196         36,199            25,320           83,234
 2.220             1,992            2,506         5,512             --                --              862
 2.245            16,281           31,946        13,206             --               303            5,376
 2.250            21,302          213,019        68,340          1,233                67           26,203
 2.260           114,525          466,812       193,616         10,168             6,508           59,866
 2.270             2,219            7,363           961             --                --            3,475
 2.280                --              134            --             --                --               --
 2.295             3,379           27,409        15,389             --               309            5,004
 2.300            25,994          201,919        65,974             --               281           18,905
 2.305                --            1,415         2,654             --                --               --
 2.310            20,603          245,269       132,449          4,271             6,036           46,479
 2.320             1,213           10,525         3,215             --                --               --
 2.330                --            2,127            --             --                --               --
 2.345             3,553           33,434        17,126            303               250            1,274
 2.350             9,143          123,649         5,547          7,166               417            2,756
 2.360           104,724          442,538       117,600          3,371             5,866           15,486
 2.370               799            2,977           393             --               208              217

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):


               JNL/FMR          JNL/Franklin      JNL/Goldman Sachs    JNL/JPMorgan     JNL/JPMorgan      JNL/Lazard
               Capital       Templeton Small Cap       Mid Cap         International    International       Mid Cap
           Growth Portfolio    Value Portfolio     Value Portfolio   Equity Portfolio  Value Portfolio  Value Portfolio
           ----------------    ---------------     ---------------   ----------------  ---------------  ---------------
M&E CLASS
 2.380           --                 --                 551                 --               --                --
 2.395          628                820               1,566              6,341           20,530            18,728
 2.400        2,571              1,534               4,439              4,228           11,071            14,325
 2.405           --                 --                  --                 --               --               250
 2.410        6,900              7,388               9,518             10,112           29,421            24,107
 2.420           --                 --                  --                 --           17,250               169
 2.445        2,583                928               1,715                121            2,939             3,884
 2.450        3,293                227               3,487              4,353           20,622            21,929
 2.460        5,730              4,006               3,563              6,173           46,905            60,824
 2.470          133                 --                  --                 --               --                --
 2.480           --                 --                  --                 --               --                --
 2.495          478                365                 535                232            5,531             3,486
 2.500        1,991              3,167              15,204             13,631           34,538            14,111
 2.505           --                 --                  --                 --               --                --
 2.510        6,257              2,502              18,685             21,550           40,350            36,089
 2.520           --                 --                  --                 --            1,488             1,088
 2.545          168              1,853               1,172              6,270            3,358             4,148
 2.550        4,345              3,167               2,809              1,127            4,510            15,677
 2.560        5,694              2,929               8,900             11,840           42,884            12,091
 2.570           --                 --                  --                 --               --                --
 2.595           --              3,322               3,218                 --            3,904               147
 2.600        1,531              1,289               9,684                 --            9,622             7,390
 2.605           --                 --                  --                 --               --                --
 2.610        2,207              7,481               6,917             10,358           62,314            65,316
 2.620           --                 --                  --                 --              753               699
 2.645           --                186                 180                474            3,456               305
 2.650          612                 --                  --                 --           28,162            12,261
 2.660       12,510              6,434               5,613              6,115          124,675            64,028
 2.670           --              2,902               1,398                 --            2,369               845
 2.680           --                 --                  --                 --               --                --
 2.695           --                572                  --                 53               --               644
 2.700          675                916                 902                 --           10,936             2,389
 2.710        8,143              6,490               4,725             13,972           36,780            13,761
 2.720           --                 --                  --                 --               --                --
 2.745           --                275               2,228                868            3,630               878
 2.750        2,275              1,187                 829              4,332           13,199             5,252
 2.755           --                 --                  --                 --               --                --
 2.760        2,705              8,735               7,231              6,695           24,366            16,505
 2.770           --                 --                  --                741               --               573
 2.795           --                 --                  --                 --            1,921                23
 2.800          383                778                 691              1,624           12,577             5,458
 2.805           --                 --                  --                 --               --                --
 2.810           --              3,108               8,715              5,503            8,627             3,355
 2.820           --                 --                  --                 --               --               613
 2.845           --                 --                  47                 --              443             1,251
 2.850            7                 13                 467              3,947            1,478             1,462
 2.860           --                273                  --                107            1,376             1,967

                                                                                                   JNL/MCM
                JNL/Lazard                      JNL/MCM        JNL/MCM           JNL/MCM          Enhanced
                Small Cap         JNL/MCM      Bond Index   Communications    Consumer Brands   S&P 500 Stock
              Value Portfolio   25 Portfolio   Portfolio   Sector Portfolio  Sector Portfolio  Index Portfolio
              ---------------   ------------   ---------   ----------------  ----------------  ---------------
M&E CLASS
 2.380             --               --           991             --                  --                 --
 2.395          9,896           57,066        15,360            479                 204              4,290
 2.400          5,879           71,302        38,271          3,393               1,485              4,225
 2.405            153               --            --             --                  --                 --
 2.410         32,225          243,495       117,747          6,030               4,471             12,828
 2.420          6,111            5,866        12,010             --                  --                 --
 2.445          4,176           17,717        14,060             --                  --                 --
 2.450         24,100          103,565        43,860            403               1,621             16,281
 2.460         54,860          270,091       110,181         31,861              18,370             36,814
 2.470             --            3,919         2,242             --                  --             14,039
 2.480             --               --            70             --                  --                 --
 2.495          1,227           20,383         4,109             --                  --                 --
 2.500         25,433           54,200        47,885             --               3,352              5,029
 2.505             --            1,182            --             --                  --                 --
 2.510         52,180          156,363        82,754          5,537               8,264             19,568
 2.520            672            7,904         1,029             --                  --                380
 2.545          5,664           14,237        15,021             --                  --                 --
 2.550         15,036           77,835        12,816             59                  --              1,382
 2.560         45,687          260,215       142,045            860              13,300             21,537
 2.570             --            1,905         4,160             --                  --                 --
 2.595             --           14,681         2,041             --                 312              3,165
 2.600          5,660           73,954         9,362            727                  --              2,729
 2.605             --              590            --             --                  --                 --
 2.610         35,522          303,348        90,805          2,782               9,617             36,910
 2.620             --            1,464            --             --                  --                 --
 2.645            822           25,504         9,452             --                  --                 --
 2.650         12,869           34,723        13,492          8,636                 949              1,666
 2.660        106,020          181,375        57,623          5,236               1,993              2,557
 2.670          1,005            6,832         1,153             --                  --                 --
 2.680             --            3,061            --             --                  --                 --
 2.695             46            9,856         1,332          1,290                 545                 --
 2.700          3,975           28,529        13,956             --                  --              4,468
 2.710         24,088          178,324       119,082         12,840               1,624             13,245
 2.720             --               --            --             --                  --                 --
 2.745            790           24,408            --             --                  --              6,030
 2.750          4,741           11,605           714             --                  --                 --
 2.755             --               --           989             --                  --                 --
 2.760          9,398          131,115        46,983          2,611               1,713              5,835
 2.770             --               --            --             --                  --              3,575
 2.795             --              127         1,363             --                 475                 --
 2.800          3,972           10,067         9,661             --                  --             16,015
 2.805             --               --            --             --                  --                 --
 2.810            970           48,253        13,765          3,537                  --              9,474
 2.820             --              670            --             --                  --                 --
 2.845             38               --           248             --                  --                 --
 2.850          1,353            1,476           163             --                  --                 --
 2.860          5,456           35,856         2,693             --                 385              9,198

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):


                   JNL/FMR          JNL/Franklin      JNL/Goldman Sachs    JNL/JPMorgan      JNL/JPMorgan      JNL/Lazard
                   Capital       Templeton Small Cap       Mid Cap        International     International        Mid Cap
               Growth Portfolio    Value Portfolio     Value Portfolio   Equity Portfolio  Value Portfolio  Value Portfolio
               ----------------    ---------------     ---------------   ----------------  ---------------  ---------------
M&E CLASS
 2.870                 --                 --                   --               --                --                --
 2.895                268                 --                   --               --             4,081             1,262
 2.900                135                205                   --            3,726             5,178            21,254
 2.910                955                165                1,529            2,723             7,501             9,015
 2.920                 --                 --                   --               --                --                --
 2.945                 --                 --                  265               --               424               370
 2.950                 --                 --                   --               --                --               399
 2.955                 --                 --                   --               --                --                --
 2.960                 --                 --                  738           20,709             2,835             2,787
 2.970                 --                 --                   --               --               342               561
 2.995                 --                 --                   --               --                --                --
 3.000                 --                 --                   --               --             1,498                --
 3.010                236              1,373                  969            2,126             8,707            11,918
 3.045                 --                 --                   --               --                --                --
 3.050              1,559              1,214                1,202              798             2,129                --
 3.060              2,554                396                2,529           15,932            11,577             7,916
 3.070                 --                 --                   --               --                --                --
 3.095                 --                 --                   --               --                --             1,004
 3.100                 --                 --                   --               --                --                --
 3.110                 --                984                  963              904             1,276               976
 3.120                 --                 --                   --               --                --                --
 3.145                 --                 --                   --               --               893               276
 3.150                  7                 13                   --               11             2,973             1,093
 3.160                291                 --                   --            1,020               133             1,027
 3.195                 --                 --                   --               --                --                --
 3.200                 --                 --                   --               --                --                --
 3.210                 --                 --                   --               --               606             1,839
 3.245                 --                 --                   --               --                --                --
 3.250                 --                 --                   --               --                --                --
 3.255                 --                 --                   --               --                --                --
 3.260                 --                 --                   --               --               355               958
 3.270                 --                 --                   --               --             1,867                --
 3.295                 --                 --                   --               --                --                --
 3.300                 --                 --                   --               --             4,472                --
 3.310                205                 --                   --               --                --                --
 3.345                 --                 --                   --               --                --                --
 3.350                 --                 --                   --               --                --                --
 3.360                 --                 --                   --               --               425                --
 3.395                 --                 --                   --               --               215               205
 3.400                 --                 --                   --               --                --                --
 3.410                 --                359                  135               --               400               151
 3.445                164                 --                   --               --                --                --
 3.450                 --                 --                   --               --                --                --
 3.460                 --                 --                   --               --                --                --
 3.470                 --                 --                   --               --                --                --
 3.500                 --                 --                   --               --                --                --
 3.510                 --                 --                   --               --                --                --

                                                                                  JNL/MCM
                                JNL/MCM        JNL/MCM           JNL/MCM          Enhanced
                    JNL/MCM    Bond Index   Communications   Consumer Brands    S&P 500 Stock
                 25 Portfolio  Portfolio   Sector Portfolio  Sector Portfolio  Index Portfolio
                 ------------  ---------   ----------------  ----------------  ---------------
M&E CLASS
 2.870                 --           --           --                  --               --
 2.895              1,784          786           --               5,119               --
 2.900             10,970       16,545           --                  --               --
 2.910             29,642       11,550        3,213                  --            6,625
 2.920                 --           --           --                  --               --
 2.945                 --           --           --                  --               --
 2.950              4,953        1,913           --                  --               --
 2.955                 --           --           --                  --               --
 2.960             36,137       16,952           --               2,553               --
 2.970                 --           --           --                  --               --
 2.995                 --        3,338           --                  --               --
 3.000              3,038          307           --                  --               --
 3.010             39,524       16,770           --               7,199              989
 3.045              1,096           --           --                  --               --
 3.050              5,810           --           --                  --               --
 3.060             77,122       15,003        1,218               1,590            2,588
 3.070              1,017           --           --                  --               --
 3.095              1,257        3,734           --               1,034               --
 3.100              2,995           --           --                  --               --
 3.110              4,633           23           --                  --            6,674
 3.120                 --           --           --                  --               --
 3.145                 --           --           --                  --               --
 3.150                 --           --           --                  --               --
 3.160             18,279        7,717           --                 143               --
 3.195                 --        2,324           --                  --               --
 3.200              4,217           --           --                  --               --
 3.210              1,207          653        7,207                  --               --
 3.245                 --           --           --                  --               --
 3.250                 --           --           --                  --               --
 3.255              2,315           --           --                  --               --
 3.260              8,626        2,688           --                  --               --
 3.270                 --           --           --                  --               --
 3.295                 --           --           --                  --               --
 3.300                 --           --           --                  --               --
 3.310              4,455        1,011           --                  --              376
 3.345                 --           --           --                  --               --
 3.350                 --           --           --                  --               --
 3.360                 --          733           --                  --               --
 3.395                 --           --           --                  --               --
 3.400                 --           --           --                  --               --
 3.410                233          142           --                  --               --
 3.445                 --           --           --                  --               --
 3.450                 --           --           --                  --               --
 3.460                986           --           --                  --               --
 3.470                 --           --           --                  --               --
 3.500                 --           --           --                  --               --
 3.510                190          544           --                  --               --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):


                           JNL/FMR           JNL/Franklin     JNL/Goldman Sachs   JNL/JPMorgan      JNL/JPMorgan      JNL/Lazard
                           Capital       Templeton Small Cap       Mid Cap        International     International       Mid Cap
                       Growth Portfolio    Value Portfolio     Value Portfolio   Equity Portfolio  Value Portfolio  Value Portfolio
                       ----------------    ---------------     ---------------   ----------------  ---------------  ---------------
M&E CLASS
   3.545                        --                 --                 --                 --              1,881                --
   3.560                        --                 --                 --                 --              2,539                --
   3.610                       550                 --                 --                 --                 --                --
   3.650                        --                 --                 --                 --                 --                --
   3.660                        --                 --                 --                 --                 --                --
   3.695                        --                 --                 --                 --                 --                --
   3.700                        --                 --                 --                 --                 --                --
   3.710                        --                 --                 --                 --              4,101                --
   3.750                        --                 --                 --                 --                 --                --
   3.760                        --                 --                 --                 --                 --                --
   3.800                        --                 --                 --                 --                 --                --
   3.860                        --                 --                 --                 --                 --                --
   3.895                        --                 --                 --                 --                 --                --
   3.910                        --                256                244                251                285                --
   4.000                        --                 --                 --                 --                 --                --

PERSPECTIVE
 Standard Benefit        5,975,266            217,236            420,400          3,298,191          1,256,862         2,303,013
  Maximum Anniversary
    Value Benefit            5,152                 --                 --              2,152                 --            13,343
  Earnings Protection
    Benefits                18,319                 --              5,132             11,411              9,177             7,504
  Combined Optional
    Benefits                   172                 --                 --                149              2,598               494
                         ---------          ---------          ---------          ---------          ---------         ---------
    Total                6,833,713          1,119,918          1,978,342          6,119,341          9,007,293         9,282,242
                         =========          =========          =========          =========          =========         =========

                                                                                                              JNL/MCM
                           JNL/Lazard                     JNL/MCM        JNL/MCM           JNL/MCM            Enhanced
                           Small Cap        JNL/MCM      Bond Index    Communications   Consumer Brands     S&P 500 Stock
                         Value Portfolio  25 Portfolio   Portfolio    Sector Portfolio  Sector Portfolio   Index Portfolio
                         ---------------  ------------   ---------    ----------------  ----------------   ---------------
M&E CLASS
   3.545                          --              --            --               --                --               --
   3.560                          --           4,111         5,242               --             3,714            2,277
   3.610                          --           1,910            --               --                --            2,163
   3.650                          --              --            --               --                --               --
   3.660                          --              --            --               --                --               --
   3.695                          --              --            --               --                --               --
   3.700                          --              --            --               --                --               --
   3.710                          --              --            --               --                --               --
   3.750                          --              --            --               --                --               --
   3.760                          --              --            --               --                --               --
   3.800                          --              --            --               --                --               --
   3.860                          --              --            --               --                --               --
   3.895                          --              --            --               --                --               --
   3.910                          --              --           269               --                --               --
   4.000                          --              --            --               --                --               --

PERSPECTIVE
 Standard Benefit          1,817,558       3,600,014       637,469        1,650,588           805,194          442,645
  Maximum Anniversary
    Value Benefit             15,064          13,401         4,912               --                --            5,908
  Earnings Protection
    Benefits                   8,207          70,360           775           43,009            31,379            3,724
  Combined Optional
    Benefits                   1,889             351         4,089               --                --               --
                           ---------      ----------    ----------        ---------         ---------        ---------
    Total                  8,217,369      48,527,015    15,410,606        2,866,394         1,727,352        5,772,672
                           =========      ==========    ==========        =========         =========        =========

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):

               JNL/MCM          JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM       JNL/MCM         JNL/MCM
              Financial          Global         Healthcare      International        JNL 5        Nasdaq(R)      Oil & Gas
           Sector Portfolio   15 Portfolio    Sector Portfolio  Index Portfolio    Portfolio   15 Portfolio   Sector Portfolio
           ----------------   ------------    ----------------  ---------------    ---------   ------------   ----------------
M&E CLASS
   1.000            --            111,736           4,615           39,277           205,908            --         22,939
   1.100            --            117,079           4,409           28,392           325,146        17,906          2,156
   1.150        53,676          4,508,326         350,173        1,363,338         2,957,499       233,389        248,797
   1.250        99,972          4,849,165         537,173        1,603,189        13,718,920       600,076        453,938
   1.300        26,104          1,023,153          49,988          479,223           615,640        38,224         79,971
   1.350        11,156             79,214          24,420           92,607           117,127        25,519         22,533
   1.395            --                 --              --               --                --            --             --
   1.400        26,792            832,182          43,946          348,299           881,290        72,435         67,478
   1.420            --              6,756              --           11,040                --            --             --
   1.450        53,075            457,927          65,916          191,137           190,830        42,755         34,265
   1.500        99,089          3,539,036         263,843        1,275,918         3,985,070       153,997        273,368
   1.545           381            329,802          14,759          121,690           234,385         7,923         59,999
   1.550       101,405            678,280         101,053          296,086         1,887,841        82,210         69,619
   1.560            --             68,424              --            5,434            56,133            --         87,402
   1.570         1,396             63,570           3,857           25,399           153,409         3,797          5,165
   1.575            --                 --              --               --                --            --             --
   1.600        52,545          2,763,201         224,642          970,120         3,598,976       100,924        246,296
   1.605            --              2,123              --               --             8,963            --             --
   1.630            --              5,612             101              375             2,272         3,680          2,137
   1.645           131            107,828           7,765           35,696           143,824        13,894          4,587
   1.650        56,904          3,726,255         253,272        1,178,486        12,122,577       263,875        327,435
   1.660            --             47,955           9,834            3,815           489,658        10,120             --
   1.670            --             74,187           7,786           28,646            99,177         3,903          7,825
   1.695         2,785            152,178          19,676           46,859           207,362         4,532         13,621
   1.700        51,832          1,015,771         123,721          497,869         2,042,555        81,270        115,812
   1.710       127,926          1,994,538         260,127          760,814         2,192,356       113,401        284,665
   1.720            --             24,812           3,604            5,387             4,189         2,520          5,336
   1.725            --                 --              --               --                --            --             --
   1.745            --                 --              --               --             4,924            --          2,391
   1.750         6,274            574,725          46,528          202,303         1,553,706        10,932         61,398
   1.760         1,158            203,483           3,946           38,278           111,643         3,892         10,286
   1.795         6,952             96,155           3,201           16,922            58,212            --         13,345
   1.800        52,887          1,050,573         115,146          294,251         1,865,157       138,665         97,522
   1.810       148,831          1,808,680         237,095          685,455         5,017,982       133,652        253,708
   1.820            --              5,740             624           11,608            23,111            --             --
   1.825            --                 --              --               --                --            --             --
   1.845         2,234            123,303          10,058           26,725           148,272        10,279         17,325
   1.850        19,995            694,244          52,863          256,830         2,345,098        77,074         76,484
   1.855            --                 99              --               --                --            --             --
   1.860        23,957            853,956          66,861          361,285           785,835        34,591         62,493
   1.870           363             24,804           2,836           23,900                --            --          3,071
   1.880            --                464              --               --                --            --             --
   1.895        11,129            123,388          48,276           53,258           222,122        12,024         26,773
   1.900        27,236            786,294          80,760          289,198         3,055,852       207,719        100,371
   1.905           499                208             565            1,612               518            --            263
   1.910            --                 --              --            7,941            38,992            --         15,337
   1.920         2,360             58,388          10,644           16,729            54,397         1,621         10,790

                  JNL/MCM          JNL/MCM           JNL/MCM           JNL/MCM           JNL/MCM
               S&P 400 MidCap      S&P 500       Select Small Cap     Small Cap         Technology
             Index Portfolio   Index Portfolio       Portfolio     Index Portfolio   Sector Portfolio
             ---------------   ---------------       ---------     ---------------   ----------------
M&E CLASS
   1.000           37,333            57,589            68,349            42,319           18,206
   1.100           19,906            69,994            65,376            14,707            4,961
   1.150        1,513,798         3,296,341         2,550,098         1,281,527          418,279
   1.250        1,282,474         2,481,534         2,518,830         1,059,838          699,504
   1.300          642,199         1,310,836           614,492           603,585           25,882
   1.350           38,051            49,566            41,049            38,088               --
   1.395               --                --                --                --               --
   1.400          378,441           732,015           474,175           337,472           37,228
   1.420           11,304             6,661             3,968                --               --
   1.450          249,069           527,871           294,246           202,256          154,310
   1.500        1,558,311         2,380,260         2,009,955         1,174,589          204,763
   1.545          176,713           239,939           186,729           107,045            5,320
   1.550          394,216           596,646           325,779           340,677          279,270
   1.560            1,434             2,378            43,114             1,897               --
   1.570           32,406            68,635            35,876            13,385            2,069
   1.575               --                --                --                --               --
   1.600        1,092,734         1,687,827         1,594,571           882,169          195,069
   1.605               --            18,040             1,398                --               --
   1.630              383               492             3,640             5,505               --
   1.645           40,878            36,677            49,663            22,971           11,977
   1.650        1,049,306         2,003,198         2,014,486           891,116          185,207
   1.660           14,153            14,863            40,380             6,190           18,619
   1.670           34,629            24,955            31,442            11,500            8,239
   1.695           65,890           184,776            88,897            60,661           18,061
   1.700          487,124         1,111,764           555,786           464,401          103,401
   1.710          784,435         1,689,436         1,085,380           637,722          260,379
   1.720           14,763            20,787            14,506             4,153            2,888
   1.725               --                --                --                --               --
   1.745            4,194                --                --                --               --
   1.750          191,681           418,161           331,462           176,544           28,708
   1.760           38,194            47,867           120,785            34,435              674
   1.795           27,464            63,833            61,099            18,562           11,923
   1.800          319,659           580,234           568,549           258,416           97,624
   1.810          654,326         1,269,913           952,261           614,523          399,888
   1.820            7,331            14,936             3,849             5,773               --
   1.825               --                --                --                --               --
   1.845           54,862           135,473            56,139            46,667           12,454
   1.850          226,334           415,723           371,097           225,728           12,490
   1.855               --                --                64                --               --
   1.860          407,934           825,814           478,396           355,586           85,281
   1.870           43,162            28,372             5,637            18,225            2,135
   1.880               --                --               296                --               --
   1.895           68,210           152,616            75,434            60,417          106,484
   1.900          314,072           562,053           430,817           273,836           66,608
   1.905            1,672             2,134               131             1,716            1,060
   1.910            3,141                --                --                --               --
   1.920           19,288            52,546            28,953            17,441            4,889

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):


                JNL/MCM            JNL/MCM            JNL/MCM           JNL/MCM           JNL/MCM            JNL/MCM
               Financial            Global           Healthcare       International         JNL 5           Nasdaq(R)
           Sector Portfolio      15 Portfolio     Sector Portfolio   Index Portfolio      Portfolio        15 Portfolio
           ----------------  -------------------  ----------------  -----------------  ----------------  ----------------
M&E CLASS
  1.945              641.00               55,629             7,712             26,093           268,004            11,698
  1.950              48,835              574,881            88,209            197,524         1,352,916            51,905
  1.955                 477                7,473               337                588             3,279                --
  1.960              12,215              742,652            48,733            153,192           322,621            53,286
  1.970                  --               10,925             5,421              2,887                --             9,436
  1.980                 183                   --               135                204             1,267                --
  1.995               1,668               86,265             1,888             49,028           160,526               710
  2.000              24,424              798,156            85,285            303,192         2,606,515            64,561
  2.005                  --               15,600                --              1,833             2,099                --
  2.010               1,090              240,293            13,754             46,247           121,426             3,063
  2.020                 391               41,466             1,395             10,316            45,686                --
  2.030                  --                  178                --              1,099                --                --
  2.045               1,183              130,405             3,564             70,679           360,608            20,826
  2.050              13,362              635,786            30,194            166,170           645,780            62,398
  2.055                  --                  659                --                 --                --                --
  2.060              41,412            1,182,098           132,685            456,072         1,963,250            80,121
  2.070               1,760               20,521             5,970             21,511           129,622             1,098
  2.080                  --                   --                --                313                --                --
  2.095               1,605               62,208             3,020             31,222           114,440             7,285
  2.100              22,031              546,546            57,809            258,170         1,599,847            21,746
  2.110              14,704              265,152            39,229            238,880         1,232,491            20,559
  2.120                  --                9,180               377              8,175            11,228                --
  2.145                 870               52,795             1,254             21,644            29,760             5,993
  2.150              39,412              482,071            83,103            185,464         1,878,653            23,965
  2.155                  --                   --                --                 --                --                --
  2.160              65,982              957,473            74,727            331,420         1,195,361             9,096
  2.170                  --                8,462                --              3,306             2,696                --
  2.195                 364               25,778             1,139              7,068            54,981             6,483
  2.200              32,034              332,585            59,432            131,633         1,417,478            43,808
  2.205                  --                   --                --                538                --                --
  2.210              27,773            1,298,208            93,327            461,417         3,236,791            67,984
  2.220                  --                6,073                --              3,207            32,419             1,605
  2.245                 262               39,833             1,003             28,652           390,647            10,707
  2.250                 772              222,823            16,377             63,409           660,584            37,397
  2.260              25,160              459,467            44,278            193,812           880,052            15,835
  2.270                  --                9,855             1,377                543            16,115             3,528
  2.280                  --                   84                --                 --                --                --
  2.295                  --               32,833             2,884             13,308           123,412             4,666
  2.300               3,258              222,648             7,255             43,947           370,183            22,601
  2.305                  --                1,731                --                400                --                --
  2.310               5,297              272,873            15,140            148,496           411,563            23,264
  2.320                  --               12,787               261              4,877            37,922                --
  2.330                  --                2,064                --                 --                --                --
  2.345                 808               44,637               891              6,112           186,061             3,474
  2.350               1,965              164,889            23,705             18,569           292,392            38,567
  2.360               8,582              500,925            29,915            146,108         1,179,409            68,866
  2.370                  --                3,014               234              2,657            22,822             1,074



               JNL/MCM          JNL/MCM            JNL/MCM           JNL/MCM          JNL/MCM            JNL/MCM
              Oil & Gas      S&P 400 MidCap        S&P 500       Select Small Cap     Small Cap         Technology
           Sector Portfolio  Index Portfolio   Index Portfolio       Portfolio     Index Portfolio   Sector Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
  1.945              18,042            39,126            54,239            25,593            27,647             6,799
  1.950              82,203           280,645           482,269           332,002           165,976            96,691
  1.955                 398             1,641             2,110             5,096               659                --
  1.960             106,545           196,686           360,804           408,169           182,880            26,318
  1.970                 953            28,963             3,777             1,197            17,195                --
  1.980                  98               216               282                --               226                --
  1.995              11,139            50,109            83,343            43,965            44,831             8,142
  2.000              92,235           297,799           561,953           426,095           279,745            24,309
  2.005                  27             1,669               145             8,392             1,732                --
  2.010              43,239            84,182           170,642           128,923            55,372            23,571
  2.020               7,727            14,385            19,610            18,525            15,264             5,645
  2.030               1,690             2,422               204               116             2,186                --
  2.045               9,435            74,762            89,488            63,185            55,652             4,369
  2.050              45,890           171,003           334,446           343,741           155,526            28,777
  2.055                  --                --                --               449                --                --
  2.060             197,439           521,447           982,402           654,681           489,068           161,138
  2.070               3,841            20,222            14,553            10,852            16,749             6,073
  2.080                  --               326               400                --               328                --
  2.095               3,539            34,675            45,226            34,651            39,863             1,310
  2.100             110,003           218,408           397,270           317,245           205,540            34,156
  2.110              47,881           231,582           484,919           117,625           231,631            47,167
  2.120               3,154             8,146            13,772             2,053             7,985                --
  2.145               2,643            28,707            58,858            32,380            28,210             2,559
  2.150              70,848           187,262           320,940           234,559           154,467            81,724
  2.155                 786                --                --                --                --                --
  2.160             124,939           401,394           737,112           540,046           352,429            93,359
  2.170               1,008             1,920             7,355             3,501             2,349                --
  2.195               4,748            10,025            29,589            13,341            10,418             1,105
  2.200              62,344           133,368           287,579           173,832           125,404            37,156
  2.205                  --               559               721                --               578                --
  2.210             140,596           459,070           878,410           765,080           433,321            76,138
  2.220                  --             6,761            13,232             2,970             3,001                --
  2.245               5,962            22,216            62,454            23,998            21,106             2,691
  2.250              26,746            68,865           149,649           119,149            86,769            24,926
  2.260             113,857           241,903           534,129           339,977           295,636            33,787
  2.270               1,145               573             3,846             5,591               564                --
  2.280                  44                --                --                --                --                --
  2.295               6,164            30,354            35,645            17,516            27,993                --
  2.300              24,446            41,468            97,287           119,305            47,349             1,470
  2.305                  --               414               524               469               426                --
  2.310              31,433           157,779           323,330           163,537           148,604             9,972
  2.320              10,230             4,240            10,632             4,560             8,932               514
  2.330                  --                --                --             1,336                --                --
  2.345              25,365            10,621            17,999            18,147             6,659               255
  2.350               9,868             6,842            76,584            74,509             4,349             7,518
  2.360              54,337           126,289           277,311           288,551           109,049            56,360
  2.370              11,860             1,964             6,012             1,043             2,001                --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):


               JNL/MCM             JNL/MCM            JNL/MCM           JNL/MCM            JNL/MCM           JNL/MCM
              Financial             Global           Healthcare       International         JNL 5            Nasdaq(R)
           Sector Portfolio      15 Portfolio     Sector Portfolio   Index Portfolio       Portfolio       15 Portfolio
           ----------------  -------------------  ----------------  -----------------  ----------------  ----------------
M&E CLASS
  2.380              530.00                1,011             1,030                606             5,447                --
  2.395               1,347               41,483             4,577             14,242            66,407             1,719
  2.400                 580              103,731            13,709             50,498           832,764            32,708
  2.405                  --                   --                --                 --                --                --
  2.410               7,327              263,843            14,729            106,894           638,762            17,773
  2.420                  --                6,034                --              3,510            31,090                --
  2.445               4,006               23,394             2,847             14,016            81,296                --
  2.450               2,966              129,414            14,490             30,625           356,943            32,099
  2.460              17,215              276,820            45,173             98,462         1,089,471            22,226
  2.470                  --                3,909               245              4,035             3,598                --
  2.480                  41                   --                28                 44               262                --
  2.495               2,172               20,556             4,188              3,834            45,800               267
  2.500                 767               80,032             5,269             31,004           450,506            16,539
  2.505                  --                1,211                --                 --                --                --
  2.510              13,048              190,865            55,855             92,914           611,294            35,237
  2.520                  --                8,707             1,585              1,884            29,833             1,084
  2.545              15,695               18,770            15,847             11,462            61,470                --
  2.550                 665               77,515             6,850             13,396           276,797            11,975
  2.560               5,592              258,810            59,927            172,492           561,638            18,399
  2.570                  --                1,853                --              3,774            21,590                --
  2.595                  --               15,161                88              2,184            80,276             3,329
  2.600                  40               88,936            10,201             17,215           281,199               904
  2.605                  --                  567                --                 --                --                --
  2.610              24,175              306,425            29,856            104,161           183,746            28,503
  2.620                  --                1,532               584              1,484             8,793                --
  2.645                  --               27,129             1,070              2,658           170,345             3,525
  2.650               5,796               40,824             8,117             17,193           296,831             3,607
  2.660               8,120              175,130            43,493            106,497           991,243           106,203
  2.670                  --                8,454               360              2,796                --                --
  2.680                  --                3,322                --                 --                --                --
  2.695                 480                9,859               575              2,020             4,624             1,251
  2.700               1,637               27,731             1,814             13,556           165,783            10,428
  2.710              15,316              199,977            25,303            130,114           628,948            17,358
  2.720                  --                   --                --                 --                --                --
  2.745               1,582               38,456             4,394                932            21,300             7,108
  2.750               2,440               19,885             6,870             10,815           141,557             8,231
  2.755                  --                   --                --                759                --                --
  2.760              10,163              131,255            21,146             51,711         1,022,948            29,826
  2.770                  --                   --               773                 --                --                --
  2.795               3,334                  475             2,354                980            14,368               825
  2.800               1,694               12,544               237             10,131            23,291             1,761
  2.805                  --                   --                --                 --                --                --
  2.810                  --               60,460             4,100             57,103           148,385             6,313
  2.820                  --                2,040                --                 --             6,793             1,049
  2.845                  --                1,461                --                203            11,105                --
  2.850                  --                2,004               173                922            12,101               758
  2.860               1,435               43,598             2,810              6,040           130,576            20,237



                JNL/MCM           JNL/MCM           JNL/MCM          JNL/MCM           JNL/MCM           JNL/MCM
              Oil & Gas        S&P 400 MidCap       S&P 500      Select Small Cap      Small Cap        Technology
           Sector Portfolio   Index Portfolio   Index Portfolio      Portfolio      Index Portfolio  Sector Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
  2.380                 580               621               808                --               643                --
  2.395               8,719            33,469            34,504            26,676            29,709             2,633
  2.400              20,158            46,170            73,545            48,165            39,382             6,767
  2.405                  --               582               503                --                --                --
  2.410              26,124           127,889           173,966           133,503           114,940            24,693
  2.420                 412             2,592             3,730             3,467             3,815                --
  2.445                 932             8,306            19,203             9,679             8,309            10,329
  2.450              23,369            31,379            63,774            60,135            30,347             7,338
  2.460             309,145           120,931           224,483           149,848           110,203            13,384
  2.470                 951             1,897             9,717             2,525             1,894                --
  2.480                  20                46                59                --                47                --
  2.495              21,894             4,853             7,685            12,880             3,232               468
  2.500              20,336            22,872            67,803            29,339            21,822            17,749
  2.505                  --                --                --               818                --                --
  2.510              69,703           104,818           186,468            95,266           100,197            21,397
  2.520              13,769             2,993             5,858             4,651             3,025                --
  2.545              10,881            14,108            20,956             9,955            14,402            30,927
  2.550              13,153            11,631            49,176            37,898            11,413             4,126
  2.560              18,565           187,924           255,678           163,310           180,280             9,052
  2.570                  --             3,877             4,619                --             3,879                --
  2.595               6,179             9,818            14,647             7,074            14,010                --
  2.600               4,072            13,890            27,976            42,065             9,901             1,625
  2.605                  --                --                --               349                --                --
  2.610             157,800           103,134           232,092           163,773            97,054            10,591
  2.620                 240                --             1,851               972               865               919
  2.645               5,423             4,532            13,522            18,226             3,357             7,092
  2.650              21,525             5,869             9,741            19,434             6,601             6,330
  2.660             293,254           122,671           262,793           115,878           104,515             5,948
  2.670                 278               307             5,745             4,773               538               531
  2.680                  --                --                --             2,217                --                --
  2.695                 343             1,521             7,923             5,809             1,112             1,028
  2.700               3,662            10,915            15,404            11,662             9,964                --
  2.710              29,608           132,227           192,446            98,914           131,916            29,011
  2.720                  --                --                --                --                --                --
  2.745               6,236               794               890            16,421               813             4,285
  2.750               5,296             3,433            24,403             6,324             2,093             4,264
  2.755                  --               788             1,021                --               814                --
  2.760              39,888            55,982           105,880            78,971            54,349            24,851
  2.770                  --                --             6,026                --                --                --
  2.795               5,388             1,096             1,434               264               981             1,994
  2.800               3,190             8,118            29,656             8,295             7,218               879
  2.805                  --                --                --                --                --                --
  2.810              18,805            68,202            61,560            29,441            80,708             4,659
  2.820                 974                --                --                --               935                --
  2.845                 568               499               639                --               511               459
  2.850               1,040               384             2,917               965               179               734
  2.860               4,875             5,492             5,367            22,477             5,883             1,050

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):


               JNL/MCM            JNL/MCM             JNL/MCM            JNL/MCM          JNL/MCM            JNL/MCM
              Financial            Global            Healthcare       International         JNL 5            Nasdaq(R)
           Sector Portfolio     15 Portfolio      Sector Portfolio   Index Portfolio      Portfolio        15 Portfolio
           ----------------  -------------------  ----------------  -----------------  ----------------  ----------------
M&E CLASS
  2.870                  --                   --                --                 --                --                --
  2.895                  --                3,756                --              1,952            33,454             1,770
  2.900                  --               12,489                 4             23,473             7,859                --
  2.910               3,558               45,045             7,935             22,366           156,462             3,263
  2.920                  --                   --                --                 --             7,664                --
  2.945               1,268                4,870             4,134                 --            58,674                --
  2.950                  --               11,548                --                 --            26,911             5,476
  2.955                  --                   --                --                 --                --                --
  2.960               1,377               73,537             3,480             18,870           248,078            56,402
  2.970                  --                  220                --                 --             1,653                --
  2.995                  --                   --                --              3,204            29,584                --
  3.000                  --                2,820                --                245             8,351                --
  3.010               7,316               41,353             7,710             17,061           185,107             1,677
  3.045                  --                1,006                --                 --                --                --
  3.050                  --                5,360                --              1,064            72,204                --
  3.060               2,462               78,714            12,807             32,160           367,196             9,012
  3.070                  --                  944                --                 --                --                --
  3.095                  --                1,974                --              2,069            98,868                --
  3.100                  --                2,973                --                 --            18,934                --
  3.110               4,773               13,115             1,330              1,887            56,904             3,876
  3.120                  --                   --                --                 --            12,803                --
  3.145                  --                   --                --                 --            17,861                --
  3.150                  --                   --                --                 --                --                --
  3.160                  --               14,929               618              6,074           202,367             2,284
  3.195                  --                   --                --              1,920            23,027                --
  3.200                  --                4,072                --                 --                --                --
  3.210                 824                1,289                --              2,254             6,364             2,855
  3.245                  --                   --                --                 --                --                --
  3.250                  --                   --                --                 --                --                --
  3.255                  --                2,221                --                 --                --                --
  3.260                 222               11,981                --                453            68,449             3,845
  3.270                  --                   --                --                 --                --                --
  3.295                  --                   --                --                 --             6,500            39,288
  3.300                  --               10,023                --                 --                --                --
  3.310                  --                4,304                --                887            39,239                --
  3.345                  --                   --                --                 --                --                --
  3.350                  --                   --                --                 --                --                --
  3.360                  --                   --                --              4,252            58,235                --
  3.395                  --                   --                --                 --             1,181                --
  3.400                  --                   --                --                 --                --                --
  3.410                  --                   --                --                 --                --                --
  3.445                  --                   --                --                 --             1,428                --
  3.450                  --                   --                --                 --                --                --
  3.460                  --                1,039                --                 --            11,794                --
  3.470                  --                   --                --                 --             2,266                --
  3.500                  --                   --                --                 --                --                --
  3.510                  --                  179                --                 --             7,462                --



              JNL/MCM            JNL/MCM          JNL/MCM            JNL/MCM           JNL/MCM           JNL/MCM
              Oil & Gas       S&P 400 MidCap      S&P 500        Select Small Cap     Small Cap        Technology
           Sector Portfolio  Index Portfolio   Index Portfolio      Portfolio      Index Portfolio   Sector Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
  2.870                  --                --                --                --                --                --
  2.895                 796             2,034             2,009             1,806             2,114                --
  2.900               5,307            22,807            25,607             6,556            23,516               984
  2.910              12,966            14,514            25,895            16,017             9,427             6,511
  2.920                 444                --                --                --                --                --
  2.945                 741                --                --                --               376             2,885
  2.950                 924                --             1,764             2,788             2,484                --
  2.955                  --                --                --                --                --                --
  2.960               5,036            20,335            27,547            22,999            15,591            21,234
  2.970                 183                --                --                --                --                --
  2.995                  --             3,158             3,800                --             3,190                --
  3.000               1,914               255               329             1,839               263             1,547
  3.010               5,828            18,343            47,714            25,419            15,252             7,579
  3.045                  --             2,073             2,486               653             2,050                --
  3.050               1,450             1,059                --             2,322               565                --
  3.060              21,552            24,193            48,219            49,019            25,668            21,215
  3.070                 252             2,391             7,875               308             1,786                --
  3.095                  --               979                --                --               768                --
  3.100                  --                --                --             2,054                --                --
  3.110               1,540               153                --             3,752                --             5,927
  3.120                  --                --                --                --                --                --
  3.145               1,138                --                --                --                --               920
  3.150                 668                --                --                --                --               540
  3.160                 587             6,045            22,886            11,237             7,031                --
  3.195                  --             2,036             2,496                --             2,039                --
  3.200                  --                --                --             2,553                --                --
  3.210                 991            10,653            42,899               483             7,501                --
  3.245                  --                --                --                --                --                --
  3.250                  --                --                --                --                --                --
  3.255                  --                --                --             1,356                --                --
  3.260                 139             1,434             1,577             6,423               736                --
  3.270               2,374                --                --                --                --             1,921
  3.295                  --                --                --                --                --                --
  3.300               5,681                --                --                --             8,889             4,600
  3.310               3,196             2,185             7,232             2,871             1,747                --
  3.345                  --                --                --                --                --                --
  3.350                  --                --                --                --                --                --
  3.360                 809             9,690            23,017                --             5,208             7,237
  3.395                 274                --                --                --                --               221
  3.400                  --                --                --                --                --                --
  3.410                 369                --                --                --                --                --
  3.445                  --                --                --                --                --                --
  3.450                  --                --                --                --                --                --
  3.460                  --                --            11,185               641                --                --
  3.470                  --                --                --                --                --                --
  3.500                  --                --                --                --                --                --
  3.510                 283                --                --                --                --                --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):


                            JNL/MCM          JNL/MCM             JNL/MCM           JNL/MCM            JNL/MCM           JNL/MCM
                           Financial          Global            Healthcare       International         JNL 5            Nasdaq(R)
                        Sector Portfolio    15 Portfolio     Sector Portfolio   Index Portfolio      Portfolio        15 Portfolio
                        ----------------  -----------------  ----------------  -----------------  ----------------  ----------------
       M&E CLASS
         3.545                        --                 --                --                 --                --                --
         3.560                     4,190                 --             4,659              5,669            20,472                --
         3.610                       760              3,351                --                 --             6,075             1,546
         3.650                        --                 --                --                 --                --                --
         3.660                        --                 --                --                 --                --                --
         3.695                        --                 --                --                 --                --                --
         3.700                        --                 --                --                 --                --                --
         3.710                        --                 --                --                 --                --                --
         3.750                        --                 --                --                 --                --                --
         3.760                        --                 --                --                 --                --                --
         3.800                        --                 --                --                 --                --                --
         3.860                        --                 --                --                 --                --                --
         3.895                        --                 --                --                 --                --                --
         3.910                        --                258                --                 --                --                --
         4.000                        --                 --                --                 --                --                --





PERSPECTIVE
 Standard Benefit              1,292,987          4,052,294         1,997,795            922,313         3,094,339           124,577
  Maximum Anniversary
    Value Benefit                     --             10,607                --              3,422            42,887               718
  Earnings Protection
    Benefits                      51,466             53,784            83,687              2,848            32,120                --
  Combined Optional
    Benefits                          --                312                --                 --            10,354                --
                        ----------------  -----------------  ----------------  -----------------  ----------------  ----------------

         Total                 2,986,930         50,759,145         6,570,928         17,822,982        99,440,140         4,002,235
                        ================  =================  ================  =================  ================  ================




                              JNL/MCM          JNL/MCM            JNL/MCM           JNL/MCM           JNL/MCM          JNL/MCM
                             Oil & Gas      S&P 400 MidCap        S&P 500       Select Small Cap      Small Cap       Technology
                          Sector Portfolio  Index Portfolio   Index Portfolio       Portfolio     Index Portfolio   Sector Portfolio
                          ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
       M&E CLASS
         3.545                       2,384                --                --                --                --             1,929
         3.560                       2,542             4,704             7,443                --             4,693                --
         3.610                          --                --                --             1,315                --             1,603
         3.650                          --                --                --                --                --                --
         3.660                          --                --                --                --                --                --
         3.695                          --                --                --                --                --                --
         3.700                          --                --                --                --                --                --
         3.710                       5,184                --                --                --                --             4,196
         3.750                          --                --                --                --                --                --
         3.760                          --                --                --                --                --                --
         3.800                          --                --                --                --                --                --
         3.860                          --                --                --                --                --                --
         3.895                          --                --                --                --                --                --
         3.910                         254                --                --                --                --                --
         4.000                          --                --                --                --                --                --





PERSPECTIVE
 Standard Benefit                1,605,110           724,393         1,350,069         2,334,470           580,685         3,069,411
  Maximum Anniversary
    Value Benefit                       --             3,242             3,600             8,664             3,149                --
  Earnings Protection
    Benefits                        33,054               644               652            67,956               625            70,896
  Combined Optional
    Benefits                            50                --                --               141                --                --
                          ----------------  ----------------  ----------------  ----------------  ----------------  ----------------

         Total                   7,593,123        18,676,432        35,106,576        28,099,167        16,114,520         7,874,318
                          ================  ================  ================  ================  ================  ================

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):


                JNL/MCM            JNL/MCM            JNL/MCM            JNL/MCM        JNL/Oppenheimer
                Dow(SM)             S&P(R)          Value Line(R)          VIP           Global Growth   JNL/Oppenheimer
             10 Portfolio        10 Portfolio       25 Portfolio        Portfolio          Portfolio     Growth Portfolio
           ----------------  -------------------  ----------------  -----------------  ----------------  ----------------
M&E CLASS
  1.000             144,835              151,563            59,946                 --            39,300            22,195
  1.100             127,623              119,061            29,100             18,257               380                --
  1.150           5,682,203            4,997,028         1,479,098            682,257           742,193           275,576
  1.250           5,730,682            4,822,493         3,857,711          2,253,432           525,170            75,818
  1.300           1,410,909            1,151,128           379,448            216,327           354,712           137,621
  1.350             110,011               76,061                --             11,529                --                --
  1.395                  --                   --                --                 --                --                --
  1.400           1,115,498              820,781           409,760            138,025           336,341           132,656
  1.420                  --                7,726             5,173                 --                --                --
  1.450             621,968              587,617           220,429             98,043           149,779            10,167
  1.500           4,202,193            3,748,109         1,379,850            738,990           438,916           111,391
  1.545             448,970              407,674           112,143             55,599            50,815            22,990
  1.550             761,857              796,262           626,226            369,106            54,704             9,910
  1.560              86,678               68,518            14,051                 --                --                --
  1.570              83,021               52,329            27,646             15,030            23,633             9,848
  1.575                  --                   --                --                 --                --                --
  1.600           3,232,630            2,927,648         1,542,900          1,222,295           360,025            70,232
  1.605               2,447                2,523                73                 --                --                --
  1.630               1,633                3,224             7,177                 --             2,867                --
  1.645             118,938              115,713            75,411             35,732            19,320             1,463
  1.650           4,182,335            3,464,226         2,883,403          2,172,890           385,120           123,018
  1.660              85,725               59,168            21,425                 --                --                --
  1.670             100,136               67,904            31,354             18,693             4,740             2,918
  1.695             262,789              164,092            48,519             48,913            28,775             5,080
  1.700           1,288,408            1,045,913           490,211            410,773           224,973            43,671
  1.710           2,237,748            2,201,886           826,492            405,530           508,440           233,802
  1.720              29,923               22,571             3,116                 --             9,205             6,468
  1.725                  --                   --                --                 --                --                --
  1.745                  --                1,106             3,982                 --                --                --
  1.750             734,861              643,831           186,287            157,331           102,855            54,265
  1.760             168,505              215,801            76,570             27,572             3,325                --
  1.795             128,065              108,435            18,320              2,049            47,115            20,590
  1.800           1,218,928            1,098,839           584,946            307,952           170,020            40,997
  1.810           1,958,284            1,822,417         1,464,783            783,838           200,621           105,969
  1.820              15,360               10,483             1,173                 --            19,105             1,204
  1.825                  --                   --                --                 --                --                --
  1.845             151,971              109,307            46,944             11,915            21,246            14,160
  1.850             749,803              693,225           606,704            316,465            59,311            19,229
  1.855                 139                   92                --                 --                --                --
  1.860           1,197,910              857,143           210,973            101,147           230,051            86,484
  1.870               3,211                3,882            10,687                 --               121               149
  1.880                 614                  453                --                 --                --                --
  1.895             184,144              170,305            39,533             50,292            37,890            21,104
  1.900             940,956              738,369           642,406            867,512           117,613            37,193
  1.905                 286                  201                --                512               754                --
  1.910                  --                3,302            38,464                 --                --                --
  1.920              76,812               63,406            37,758              8,090             3,503             1,425

                                                                                         JNL/              JNL/
              JNL/PIMCO                          JNL/Putnam         JNL/Putnam       S&P Managed      S&P Managed
             Total Return      JNL/Putnam           Midcap         Value Equity       Aggressive      Conservative
            Bond Portfolio   Equity Portfolio  Growth Portfolio      Portfolio     Growth Portfolio     Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
  1.000              27,893                --                --                --            46,259                --
  1.100              10,669                --                --                --               631             6,530
  1.150           2,139,981            57,914           310,098           233,011         3,883,573           164,468
  1.250           1,409,247            12,768            77,753            76,556         1,018,137           807,494
  1.300             911,352            31,927           125,476           143,422         1,383,706            49,682
  1.350               5,179                --                --            30,120            65,566                --
  1.395                  --                --                --                --                --                --
  1.400             509,573            15,083            50,467           126,644         1,308,090               885
  1.420               4,786                --                --                --                --                --
  1.450             275,617             7,934            31,617            49,550           342,121            35,109
  1.500           1,197,824            11,253            82,055           147,411         2,279,364            81,549
  1.545             216,520             1,964            30,342            17,068           361,280            21,472
  1.550             297,905             4,548            12,252             7,169           200,810           294,788
  1.560               2,221                --                --                --                --                --
  1.570              63,102             2,677             7,390             8,943            58,709                --
  1.575                  --                --                --                --                --                --
  1.600             932,694            17,316            49,096            57,212           978,511            81,455
  1.605                  --                --                --                --                --                --
  1.630                  --                --                --                --                --                --
  1.645              69,688                --               368               172            59,481             2,714
  1.650           1,452,866            21,038            77,265           150,699           857,157           767,250
  1.660              23,801                --                --                --            90,678                --
  1.670              25,883                --               911                --            23,902             6,200
  1.695              78,198             2,590            15,088            22,480            99,579             3,785
  1.700             575,885            11,082           132,440            44,416           716,600           195,691
  1.710           1,219,820            53,470           260,222           169,971         2,147,096           107,517
  1.720              62,565                --               521             6,378            28,620                --
  1.725                  --                --                --                --                --                --
  1.745                  --                --                --                --                --                --
  1.750             417,229             4,597            32,945            28,037           573,291            65,392
  1.760              36,613               494                96                --            14,681            62,355
  1.795              58,309               778             2,571             2,355            71,209                --
  1.800             428,657            11,658            36,398            36,691           483,183           128,707
  1.810             664,783             7,065            71,525            12,915           386,736           530,025
  1.820              12,346               249               288               251            66,545                --
  1.825                  --                --                --                --                --                --
  1.845             148,259             3,363            16,494             5,032           112,507             6,902
  1.850             351,541             3,738             8,719             3,645           198,535           158,427
  1.855                  --                --                --                --                --                --
  1.860             631,732            24,874            86,956            87,633         1,174,982            59,622
  1.870               9,257                --                --                --             2,462                --
  1.880                  --                --                --                --                --                --
  1.895             122,702             2,941            22,380            17,109           138,560               878
  1.900             484,536             8,259            38,578            26,625           264,894            88,376
  1.905                  --                --                --                --                --                --
  1.910                  --                --                --                --                --                --
  1.920              32,552                --               505             4,042            26,088                --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):


                JNL/MCM           JNL/MCM            JNL/MCM             JNL/MCM        JNL/Oppenheimer
                Dow(SM)            S&P(R)          Value Line(R)           VIP          Global Growth    JNL/Oppenheimer
             10 Portfolio       10 Portfolio        25 Portfolio        Portfolio          Portfolio     Growth Portfolio
           ----------------  -------------------  ----------------  -----------------  ----------------  ----------------
M&E CLASS
  1.945           61,933.00               77,137            50,008             37,060            17,460             7,070
  1.950             820,259              618,386           298,233            307,165            90,115            26,945
  1.955              10,483               12,820             5,430                 --                --                --
  1.960             805,108              640,597           266,634             52,874           228,827            51,389
  1.970               5,863               47,602            10,929             18,909               748                --
  1.980                  --                   --               143                 --                --                --
  1.995             107,459               79,671            29,779             36,046             8,498             4,824
  2.000             937,524              800,424           598,883            830,403            70,246             8,409
  2.005              23,152               13,624             4,834                 --                --                --
  2.010             284,640              246,495            79,154             22,500            38,416               983
  2.020              45,241               40,868            19,111             32,067             3,799                --
  2.030                 249                1,101               940                 --                --                --
  2.045             136,505              137,029           106,940             32,549            17,848             5,842
  2.050             727,444              581,490           256,317            268,065            71,721            18,890
  2.055                 833                  717                --                 --                --                --
  2.060           1,443,797            1,256,759           620,974            306,382           143,395            40,312
  2.070              21,589               17,556             8,860             56,765             3,265             2,786
  2.080                  --                   --                --                 --                --                --
  2.095              76,537               65,253            13,993              4,303            24,246             5,333
  2.100             673,123              572,097           388,711            433,167            57,441            17,687
  2.110             288,718              251,469           175,148             93,856            45,109             5,548
  2.120               8,636                6,683               399                 --             5,506             2,483
  2.145              96,988               61,925            22,188             11,877             6,726             4,366
  2.150             526,158              449,233           308,470            269,908            59,923            13,120
  2.155                  --                   --             1,222                 --                --                --
  2.160           1,195,487              994,384           491,087            315,156           109,643            20,703
  2.170              16,366                8,565             4,872              4,857               299                --
  2.195              39,369               30,037            18,276              2,683             8,569               291
  2.200             354,189              272,713           258,989            131,471            33,140             8,193
  2.205                  --                   --                --                 --                --                --
  2.210           1,385,109            1,243,942         1,041,858            632,446            91,520             9,332
  2.220              13,168                5,193             3,251                 --               249                --
  2.245              62,749               52,155            48,218              3,998             5,093                --
  2.250             271,880              206,727           189,725            105,320            16,674             5,737
  2.260             562,395              436,923           189,862             75,075            95,924            41,600
  2.270              15,038               10,243             4,285                 --               267                --
  2.280                  --                   --                --                 --                --                --
  2.295              35,092               26,272            13,498             30,352             4,744             1,680
  2.300             255,710              221,696            94,832             57,617            27,899             5,181
  2.305                  --                   --                --                 --                --                --
  2.310             366,540              279,956           145,115            100,635            27,183            13,613
  2.320              18,970                8,722             1,615              1,120             1,908                --
  2.330               2,695                2,125                --                 --                --                --
  2.345              38,918               26,521            21,644              5,268            19,340            16,558
  2.350             178,669              115,607           245,091             17,327            20,780             1,264
  2.360             747,496              470,325           460,952            159,485            56,668            19,152
  2.370               3,337                3,078               723              2,448               946                --


                                                                                         JNL/              JNL/
              JNL/PIMCO                          JNL/Putnam         JNL/Putnam       S&P Managed       S&P Managed
             Total Return       JNL/Putnam         Midcap          Value Equity       Aggressive       Conservative
            Bond Portfolio   Equity Portfolio  Growth Portfolio     Portfolio      Growth Portfolio      Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
  1.945              41,429                19                --             1,247            48,277            17,283
  1.950             204,787             3,898            15,833             8,799           132,910           128,613
  1.955               3,791                --                --                --                --                --
  1.960             329,926             8,826            46,119            35,045           589,700             7,446
  1.970               2,490                --                --                --               670             2,488
  1.980                 564                --                --                --                --                --
  1.995              56,079             4,154            16,771             8,638           103,790             4,908
  2.000             235,787             2,847            17,830             7,176           124,755           108,306
  2.005               5,578                --                --                --                --                --
  2.010              81,715               366            31,889            11,935            56,469             4,051
  2.020               4,885                --                --                --             4,806                --
  2.030                 317                --                --                --                --                --
  2.045              38,701                --             5,972               737            22,052            33,371
  2.050             172,452             1,563            20,016            10,400           357,476            34,909
  2.055                  --                --                --                --                --                --
  2.060             493,676             2,662            41,390            54,898           962,023           100,101
  2.070               8,751                --                --                --            14,852             1,459
  2.080                  --                --                --                --                --                --
  2.095              86,639                --             7,274             1,946            50,452                --
  2.100             165,917             9,540            21,784             5,655           107,436           106,477
  2.110             310,929            10,668             1,119             1,701           101,182            57,149
  2.120              13,805                --               420             2,458                --             9,328
  2.145              38,923                --             3,805             6,472            56,105             5,556
  2.150             215,292             4,640            19,555             4,027           210,171            85,024
  2.155                  --                --                --                --                --                --
  2.160             303,476             6,038           105,119            16,036           448,779           105,080
  2.170               3,111                --                --             2,659             5,976                --
  2.195              38,700               915             3,594               831            54,299            14,379
  2.200             145,922             2,346            14,679             6,788           154,941            45,016
  2.205                  --                --                --                --             2,225                --
  2.210             421,114             8,530            30,584             5,585           202,795           360,571
  2.220               5,203                --                --                --            31,421                --
  2.245              18,988                --                --             2,400             1,927            16,325
  2.250              91,673             1,951            34,989             1,468            99,742            49,878
  2.260             306,008            10,605            33,445            17,820           320,872            53,390
  2.270                  --                --                --                --            35,496                --
  2.280                 106                --                --                --                --                --
  2.295              25,978               935             3,174               236            46,939            70,529
  2.300             105,713             1,152            26,633             3,977            64,034            45,184
  2.305               1,786                --                --                --             1,355                --
  2.310              71,924             5,447             6,751            10,544           229,199            94,662
  2.320               4,931               214                --                --             6,352             3,843
  2.330                  --                --                --                --                --                --
  2.345              25,212               801             2,320             1,502             7,665            51,827
  2.350              33,162                --             1,012               189            99,055             7,109
  2.360             107,697             7,262            16,255             3,386           217,292            85,453
  2.370               1,017                --               261                --                --                --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):


                JNL/MCM             JNL/MCM           JNL/MCM            JNL/MCM       JNL/Oppenheimer
                Dow(SM)              S&P(R)         Value Line(R)          VIP          Global Growth    JNL/Oppenheimer
             10 Portfolio        10 Portfolio       25 Portfolio        Portfolio         Portfolio      Growth Portfolio
           ----------------  -------------------  ----------------  -----------------  ----------------  ----------------
M&E CLASS
  2.380               67.00                2,193             2,919                 47                --                --
  2.395              50,389               42,051            29,980             12,873            10,959             3,021
  2.400              97,617               97,931           167,547            201,236            10,876               366
  2.405                  --                  634                --                 --               370                --
  2.410             351,658              297,075           149,809             98,412            25,329             3,423
  2.420               7,577                7,672            10,334             30,670                --                --
  2.445              26,421               27,719            37,092              9,491            11,347                --
  2.450             132,536              122,022            65,840             66,381            36,731             2,844
  2.460             326,296              218,662           193,341             91,319            58,687             7,191
  2.470               4,667                3,813                46              2,468               889                --
  2.480                  --                   --                34                 --                --                --
  2.495              26,342               19,513             9,394              6,884             6,801               121
  2.500              66,407               87,998            92,371            190,676            16,244                --
  2.505               1,462                1,442                --                 --                --                --
  2.510             319,535              204,473           197,893             62,232            20,567            20,624
  2.520              10,931                7,071             6,543              2,539                --                --
  2.545              17,463               20,006            12,997              2,169               743                --
  2.550              82,447               72,288            41,446             23,107             6,174                --
  2.560             264,826              259,737           309,036            140,015            38,770            23,064
  2.570                  --                   --             4,222                 --                --                --
  2.595              20,721               20,720            22,456              2,330             3,146                --
  2.600             101,327               73,568            56,165             45,183            11,642                --
  2.605                 756                  571                --                 --                --                --
  2.610             333,262              314,826           131,603             55,742            29,442             8,877
  2.620               1,923                1,610                --                 --                --                --
  2.645              43,879               23,609            33,141             10,593               197                --
  2.650              59,944               52,291            32,787             34,196            18,298                --
  2.660             249,083              203,727           251,482             83,129            40,260            23,309
  2.670               8,102                8,492                --                 --                --             6,500
  2.680               3,607                3,911                --                 --                --                --
  2.695              13,381                8,786             1,401              4,300             1,500                --
  2.700              27,765               23,131            24,177             48,620             1,422                --
  2.710             256,442              198,301           152,415             96,596            28,028             3,371
  2.720                  --                   --                --                 --                --                --
  2.745              32,203               22,626            24,211                994             1,742               619
  2.750              14,755               19,175            16,501             30,369             7,440                --
  2.755                  --                   --                --                 --                --                --
  2.760             112,199              108,738           203,436            107,155            17,279             2,734
  2.770                  --                   --             3,198                 --                --                --
  2.795               5,493                1,477             2,399                 --             3,636                --
  2.800              15,721               13,890            10,296              1,593            14,720             2,001
  2.805                  --                   --                --                 --                --                --
  2.810              57,346               43,978           111,836             31,652             1,280               414
  2.820                 824                   --             3,176                 --                --                --
  2.845                 441                   --             1,290                 --             1,981                --
  2.850               3,787                1,285             4,546              6,182               836                --
  2.860              45,322               39,929            15,624             23,937             2,533                --

                                                                                         JNL/             JNL/
              JNL/PIMCO                         JNL/Putnam         JNL/Putnam        S&P Managed      S&P Managed
             Total Return       JNL/Putnam         Midcap         Value Equity        Aggressive      Conservative
            Bond Portfolio   Equity Portfolio  Growth Portfolio     Portfolio      Growth Portfolio     Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
  2.380               2,711                --                --                --                --                --
  2.395              43,929                --            11,134             1,139            10,853             5,047
  2.400              62,270               497               708             1,054            19,732            49,154
  2.405                 476                --                --                --                --                --
  2.410              68,475               420               583             1,832           199,816            81,400
  2.420                  --                --                --                --               721                --
  2.445              13,888                --                --               521             4,191             2,225
  2.450              55,696               500             3,255             1,346            21,149            18,738
  2.460              54,919               412             3,391             2,031           263,042           123,794
  2.470               4,739                --               276                --               651                --
  2.480                 115                --                --                --                --                --
  2.495               1,512               295                --                --               120            32,403
  2.500              71,123             2,172               975             4,789            27,300            30,758
  2.505                  --                --                --                --                --                --
  2.510              61,322             2,337            10,735             1,710            85,064            69,614
  2.520                  --                --                --                --               133            23,858
  2.545              10,506                --                --                --            13,462                --
  2.550              58,468                --             1,719               332            11,851             9,674
  2.560             140,064               369             2,523             8,995           114,426            27,395
  2.570                 702                --                --                --                --                --
  2.595              25,326                --                --                --             2,315            11,261
  2.600              23,899                --               653                --             2,256            22,666
  2.605                  --                --                --                --                --                --
  2.610              82,470             7,925            26,531            10,894           128,272            17,708
  2.620                  --                --                --                --            11,325             4,816
  2.645                 318                --                --                --             8,899                --
  2.650               9,926               276                --               387            52,096            18,184
  2.660              43,163             2,975            17,574               295           243,566           267,087
  2.670                  --                --             4,127                --                --                --
  2.680                  --                --                --                --                --                --
  2.695               3,915                --                --                --             9,863             4,017
  2.700               7,251                --                --                --            27,018            39,148
  2.710              65,254             2,569             6,750             2,267            45,597            71,601
  2.720                  --                --                --                --                --                --
  2.745               3,404             1,535             3,756                --             8,187                --
  2.750              24,729                --                --               568             2,792             2,714
  2.755                  --                --                --                --                --                --
  2.760              21,798             1,073            13,847             2,882            20,089            91,812
  2.770                  --                --                --                --             2,554                --
  2.795                 797                --                --                --            26,288            17,721
  2.800              25,154                --                --             1,474                --             4,065
  2.805                  --                --                --                --                --                --
  2.810              16,484               382             1,847                --           146,336             5,142
  2.820               3,903                --                --                --                --                --
  2.845                  --                --                --                --             2,287                --
  2.850               5,025                 7                --               331                --             2,337
  2.860               2,770               547             1,333                --             1,832            41,314

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):


               JNL/MCM             JNL/MCM            JNL/MCM            JNL/MCM        JNL/Oppenheimer
               Dow(SM)             S&P(R)           Value Line(R)          VIP           Global Growth   JNL/Oppenheimer
             10 Portfolio       10 Portfolio        25 Portfolio        Portfolio          Portfolio     Growth Portfolio
           ----------------  -------------------  ----------------  -----------------  ----------------  ----------------
M&E CLASS
  2.870                  --                   --                --                 --                --                --
  2.895               3,558                3,300             5,181              3,353                --                --
  2.900              13,045               22,261                --              5,307             4,218                --
  2.910              36,600               24,981            34,803              6,568             8,203             1,500
  2.920              10,330                   --             6,635                 --                --                --
  2.945                 396                4,458             3,798                 --             1,476                --
  2.950               7,546                3,620            13,654                 --               898                --
  2.955                  --                   --                --                 --                --                --
  2.960              38,927               29,565            59,625             17,466             6,198               333
  2.970                  --                   --                --              1,643               308                --
  2.995                  --                   --            14,005                 --                --                --
  3.000               3,909                2,897                --                 --                --                --
  3.010              46,513               49,972            24,518            127,810             5,940                --
  3.045               1,398                  958                --                673                --                --
  3.050               6,316                6,899             1,986                 --                --                --
  3.060             105,383               80,431            47,591             16,610             6,466            20,838
  3.070               1,316                  961                --                 --             1,407                --
  3.095                  --                   --            12,654                 --                --                --
  3.100               3,729                3,272                --                 --                --                --
  3.110               9,925                3,991            22,744                571             7,287                --
  3.120                  --                   --                --             12,698                --                --
  3.145                  --                   --               442                 --                --                --
  3.150                  --                   --                --                429             2,205                --
  3.160              24,057               13,419            11,771             12,305                --                --
  3.195                  --                   --             3,340                 --                --                --
  3.200               5,027                4,140                --                 --                --                --
  3.210                 787                1,178             6,112             21,018            14,688             4,604
  3.245                  --                   --                --                 --                --                --
  3.250                  --                   --                --                 --                --                --
  3.255               2,966                2,227                --                 --                --                --
  3.260              10,613                8,637             8,416              8,082               430                --
  3.270                  --                   --                --                 --                --                --
  3.295                  --                   --                --                 --                --                --
  3.300              13,974                9,480                --              9,549                --                --
  3.310               5,624                4,539            10,648             21,281             2,115                --
  3.345                  --                   --                --                 --                --                --
  3.350                  --                   --                --                 --                --                --
  3.360                  --                   --            10,598              2,679             2,049            12,400
  3.395                  --                   --                --                 --               596                --
  3.400                  --                   --                --                 --                --                --
  3.410                  --                   --                --             25,076               350                --
  3.445                  --                   --                --                 --                --                --
  3.450                  --                   --                --                 --                --                --
  3.460               1,259                1,128                --                 --                --                --
  3.470                  --                   --                --                 --                --                --
  3.500                  --                   --                --                 --                --                --
  3.510                  --                   --             5,712             12,332                --                --

                                                                                         JNL/              JNL/
              JNL/PIMCO                           JNL/Putnam        JNL/Putnam       S&P Managed       S&P Managed
             Total Return       JNL/Putnam          Midcap         Value Equity       Aggressive       Conservative
            Bond Portfolio   Equity Portfolio  Growth Portfolio     Portfolio      Growth Portfolio     Portfolio
           ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
M&E CLASS
  2.870                  --                --                --                --                --                --
  2.895                  --                --               661                --             8,789                --
  2.900              12,294                --             1,384                --                --               590
  2.910              19,353               262            12,442             1,999             8,602               479
  2.920                  --                --                --                --                --                --
  2.945                  --                --             1,122                --                --                --
  2.950                 491                --                --                --                --                --
  2.955                  --                --                --                --                --                --
  2.960              11,342                --                --             1,635                --            12,634
  2.970                 251                --                --                --                --                --
  2.995                  --                --                --                --                --                --
  3.000                  --                --                --                --                --             1,545
  3.010              24,907             1,279             9,554               932            10,171            12,129
  3.045                  --                --             1,123                --                --                --
  3.050                  --                --                --                --                --             2,591
  3.060              38,251             1,583            21,623             3,099             1,071                --
  3.070                  --                --                --                --                --                --
  3.095               2,890                --                --                --                --                --
  3.100                  --                --                --                --                --                --
  3.110               6,132                --                --                --             4,176             2,065
  3.120               4,039                --                --                --                --                --
  3.145               2,958                --                --               487                --                --
  3.150               3,056                 8                --                --                --                --
  3.160               3,712                --               570                --             4,330               130
  3.195                  --                --                --                --                --                --
  3.200                  --                --                --                --                --                --
  3.210               1,698                --                --                --               856                --
  3.245                  --                --                --                --                --                --
  3.250                  --                --                --                --                --                --
  3.255                  --                --                --                --                --                --
  3.260                  --                --                --                --                --                --
  3.270                  --                --                --                --                --                --
  3.295                 844                --                --                --                --                --
  3.300                  --                --                --                --                --                --
  3.310                 768                --                --                --                --             4,419
  3.345                  --                --                --                --                --                --
  3.350                  --                --                --                --                --                --
  3.360               4,933             1,071             7,611                --                --                --
  3.395                  --                --                --               189                --                --
  3.400                  --                --                --                --                --                --
  3.410                 746                --                --                --                --                --
  3.445                  --                --                --                --                --                --
  3.450                  --                --                --                --                --                --
  3.460                  --                --                --                --                --                --
  3.470                  --                --                --                --                --                --
  3.500                  --                --                --                --                --                --
  3.510               3,299                --                --                --                --                --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):


                        JNL/MCM           JNL/MCM            JNL/MCM            JNL/MCM        JNL/Oppenheimer
                        Dow(SM)            S&P(R)         Value Line(R)           VIP           Global Growth     JNL/Oppenheimer
                     10 Portfolio       10 Portfolio       25 Portfolio        Portfolio          Portfolio       Growth Portfolio
                   ----------------   ----------------   ----------------   ----------------   ----------------   ----------------
       M&E CLASS
         3.545                   --                 --                 --                 --                 --                 --
         3.560                   --                 --              1,172                 --              1,502                 --
         3.610                2,378              2,100                 --                 --              2,875                 --
         3.650                   --                 --                 --                 --                 --                 --
         3.660                   --                 --                 --                 --                 --                 --
         3.695                   --                 --                 --                 --                 --                 --
         3.700                   --                 --                 --                 --                 --                 --
         3.710                   --                 --                 --                 --                 --                 --
         3.750                   --                 --                 --                 --                 --                 --
         3.760                   --                 --                 --                 --                 --                 --
         3.800                   --                 --                 --                 --                 --                 --
         3.860                   --                 --                 --                 --                 --                 --
         3.895                   --                 --                 --                 --                 --                 --
         3.910                   --                 --                 --                 --                 --                 --
         4.000                   --                 --                 --                 --                 --                 --





PERSPECTIVE
Standard Benefit          6,256,858          4,466,272          1,238,074          1,056,777          2,697,537            626,732
Maximum Anniversary
   Value Benefit             13,735              9,275              4,266              4,658              9,205              5,580
Earnings Protection
   Benefits                  98,423             78,717                567                 --             22,961              8,419
Combined Optional
   Benefits                   2,912                150                291              9,992              2,138                399
                   ----------------   ----------------   ----------------   ----------------   ----------------   ----------------
           Total         62,186,853         52,331,704         28,982,972         18,905,217          9,917,994          2,846,168
                   ================   ================   ================   ================   ================   ================


                                                                                                     JNL/               JNL/
                      JNL/PIMCO                             JNL/Putnam         JNL/Putnam        S&P Managed        S&P Managed
                     Total Return        JNL/Putnam           Midcap          Value Equity        Aggressive        Conservative
                    Bond Portfolio    Equity Portfolio   Growth Portfolio       Portfolio      Growth Portfolio      Portfolio
                   ----------------   ----------------   ----------------   ----------------   ----------------   ----------------
       M&E CLASS
         3.545                   --                 --                 --                 --                 --                 --
         3.560                2,892                 --                 --                 --                 --                 --
         3.610                   --                 --                 --                 --              1,421                 --
         3.650                   --                 --                 --                 --                 --                 --
         3.660                   --                 --                 --                 --                 --                 --
         3.695                   --                 --                 --                 --                 --                 --
         3.700                   --                 --                 --                 --                 --                 --
         3.710                   --                 --                 --                 --                 --                 --
         3.750                   --                 --                 --                 --                 --                 --
         3.760                   --                 --                 --                 --                 --                 --
         3.800                   --                 --                 --                 --                 --                 --
         3.860                   --                 --                 --                 --                 --                 --
         3.895                   --                 --                 --                 --                 --                 --
         3.910                  937                 --                 --                 --                 --                 --
         4.000                   --                 --                 --                 --                 --                 --





PERSPECTIVE
Standard Benefit          3,949,818          6,025,202          1,447,421          7,449,844         14,771,861            453,861
Maximum Anniversary
   Value Benefit             25,916              3,791              3,338             30,479             55,865                 --
Earnings Protection
   Benefits                  13,996             13,794             16,185             31,967            125,793                 --
Combined Optional
   Benefits                   1,482              1,275                 30                923              4,150                 --
                   ----------------   ----------------   ----------------   ----------------   ----------------   ----------------
           Total         24,289,445          6,487,515          3,744,190          9,314,513         40,948,201          7,023,084
                   ================   ================   ================   ================   ================   ================

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):
                                                                                                                      JNL/Salomon
                                     JNL/                  JNL/                                                         Brothers
                   JNL/           S&P Managed          S&P Managed          JNL/Salomon           JNL/Salomon        U.S. Government
               S&P Managed          Moderate             Moderate          Brothers High       Brothers Strategic      & Quality
            Growth Portfolio        Portfolio        Growth Portfolio   Yield Bond Portfolio    Bond Portfolio       Bond Portfolio
            ----------------   -------------------   ----------------   --------------------   ------------------   ----------------
M&E CLASS
  1.000                   --                    --                 --                  8,451                5,950             13,632
  1.100                   --                33,380             37,187                  7,064                6,533              7,203
  1.150            6,527,981               101,267          3,624,980              1,160,009              715,827            628,297
  1.250            2,475,817             1,281,922          2,810,921                535,864              568,167            337,839
  1.300            3,169,990                10,862          2,452,893                490,252              260,572            335,464
  1.350              158,153                    --             51,952                 20,778               46,555              4,632
  1.395                   --                    --                 --                     --                   --                 --
  1.400            1,972,227                 9,736          1,157,423                354,723              146,642            186,148
  1.420                   --                    --                 --                     --                3,700                 --
  1.450              693,179                19,509            633,091                193,164               82,560            119,536
  1.500            4,175,488               351,778          2,138,545                671,891              498,790            352,306
  1.545              652,179                51,241            298,237                 83,492               69,554             46,681
  1.550              433,633               250,236            467,176                180,887               82,093             74,387
  1.560                   --                    --                 --                     --               18,818                 --
  1.570              201,340                   465            132,073                 15,661               14,667             16,445
  1.575                   --                    --                 --                     --                   --                 --
  1.600            2,072,474               280,364          1,813,227                488,962              381,084            264,744
  1.605                   --                    --                 --                     --                3,606                 --
  1.630                   --                    --                 --                     --                  123                 --
  1.645              102,149                11,702             72,893                 16,567               23,297             14,914
  1.650            1,780,121             1,786,260          3,109,210                610,162              687,828            352,847
  1.660               52,720                    --            203,946                  5,680               20,664                 --
  1.670               34,329                13,409             40,581                  5,851               21,060              3,277
  1.695              425,413                 1,028            175,144                 35,977               27,865             34,904
  1.700            1,734,250               583,596          1,352,590                364,688              238,142            128,628
  1.710            3,534,392               160,409          2,884,112                704,720              340,828            393,552
  1.720               80,184                    --            122,927                  9,448                3,211             14,153
  1.725                   --                    --                 --                     --                   --                 --
  1.745                   --                    --                 --                     --                   --                 --
  1.750            1,143,094               194,436            821,070                117,347               78,617            104,424
  1.760               88,206               149,116            103,797                  9,834                8,363              8,283
  1.795              147,633                    --            118,687                 46,585               14,828             18,463
  1.800            1,501,975               217,491          1,270,777                171,213              184,316             84,341
  1.810              911,546               660,856          1,572,196                307,652              304,705            153,110
  1.820               60,713                    --             19,852                  4,894                2,657              6,819
  1.825                   --                    --                 --                     --                   --                 --
  1.845              203,613                    --            229,434                 81,222               23,352             32,558
  1.850              554,747               229,162            685,974                 68,500              119,855             71,265
  1.855                  463                    --                 --                     --                   --                 --
  1.860            1,884,046                30,792          1,503,085                298,219              168,455            186,898
  1.870                  738                    --                431                  5,935                8,209                 --
  1.880                  845                    --              1,029                     --                   --                 --
  1.895              284,401                13,062            204,096                 56,948               36,669             35,795
  1.900              919,641               285,437          1,013,185                198,390              161,662             71,899
  1.905                   --                    --                 --                    247                  348                 --
  1.910                   --                    --                 --                     --                   --                 --
  1.920               72,498                 1,013             33,749                 37,904                5,056              5,911



                 JNL/             JNL/Select         JNL/Select            JNL/              JNL/             JNL/T. Rowe
            Select Balanced         Global            Large Cap        Select Money      Select Value      Price Established
               Portfolio       Growth Portfolio   Growth Portfolio   Market Portfolio      Portfolio       Growth Portfolio
            ----------------   ----------------   ----------------   ----------------   ----------------   -----------------
M&E CLASS
  1.000                2,145                 --             10,020                 --              6,972              19,348
  1.100                  446                 --                 --            156,112                115                 100
  1.150              933,930              2,858            145,795            344,295            333,038             654,619
  1.250              631,302             36,437             40,166            427,751            239,714             271,417
  1.300              516,463                647             44,749            189,876            190,917             302,838
  1.350               53,101                 --                 --                 --             18,498              36,612
  1.395                   --                 --             67,877                 --                 --              66,717
  1.400              378,265                851             36,843             71,100             67,113             232,663
  1.420                6,080                 --                 --                 --                 --                  --
  1.450              116,643                156             37,998             38,785             51,580              72,401
  1.500              399,991              9,403             37,211            190,178            192,819             362,094
  1.545               47,915                613             13,991             37,476             21,265              70,179
  1.550               70,150              4,611             10,903            170,229             43,698              39,988
  1.560                   --                 --                 --                 --                 --               2,703
  1.570               18,074                 --              1,689             27,793              2,489              14,318
  1.575                   --                 --                 --                 --                 --                  --
  1.600              308,550              7,053             49,899            343,151            148,686             208,825
  1.605               11,878                 --                 --                 --              3,872                  --
  1.630                  203                 --                 --                 --                143               1,279
  1.645               13,240                169                772              1,802              4,880               9,346
  1.650              462,224             14,590             62,070            344,887            303,648             273,121
  1.660                9,758                 --              3,440             48,080                 --              15,658
  1.670               17,285                 --                 --              7,252              7,344               7,143
  1.695               55,443                539             61,573             27,399             21,217              44,732
  1.700              251,275             24,719             36,312            141,087             69,883             122,905
  1.710              565,119              6,789             78,952            420,133            242,097             534,017
  1.720               12,661                 --              4,168              3,014                 --               3,925
  1.725                   --                 --                 --                 --                 --                  --
  1.745                   --                 --                 --                 --                 --                  --
  1.750              154,533              1,020             23,848             90,484             51,206              66,269
  1.760                1,914                 28              1,887              1,217              2,266               7,391
  1.795               30,884                 --              4,609              3,082             11,076              21,766
  1.800              280,102              8,931             42,602            183,082             94,604             104,289
  1.810              261,805             12,271             13,102            469,721            122,823             181,122
  1.820                5,051                 --                707                978              1,568               6,302
  1.825                   --                 --                 --                 --                 --                  --
  1.845               36,882                 24             11,125             31,836             14,653              23,972
  1.850               89,969              6,925              8,902             95,228             38,574              34,313
  1.855                   --                 --                 --                 --                 --                  --
  1.860              258,602              4,228             67,164            109,775            123,570             182,030
  1.870                5,485                 --                 --              2,534                165                 572
  1.880                   --                 --                 --                 --                 --                  --
  1.895               29,958                 --              4,075             47,189             23,042              23,194
  1.900              124,391              1,520              9,520             99,718             46,980              55,739
  1.905                1,929                 --                 --                 --                733                  --
  1.910                   --                 --                 --            277,867              2,525                  --
  1.920                9,420                419                397             10,566              4,339               7,510

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):
                                                                                                                     JNL/Salomon
                                       JNL/                JNL/                                                         Brothers
                  JNL/             S&P Managed          S&P Managed         JNL/Salomon           JNL/Salomon       U.S. Government
              S&P Managed            Moderate            Moderate          Brothers High       Brothers Strategic      & Quality
            Growth Portfolio        Portfolio        Growth Portfolio   Yield Bond Portfolio     Bond Portfolio      Bond Portfolio
            ----------------   -------------------   ----------------   --------------------   ------------------   ----------------
M&E CLASS
 1.945             33,705.00                40,496            115,074                  5,800                8,178              5,249
 1.950               801,751               402,720            735,024                 92,142               82,445             70,875
 1.955                    --                    --                 --                    723                1,015              1,640
 1.960             1,258,044                25,539            501,150                183,891              141,865            109,897
 1.970                12,389                    --              9,592                  4,712                  894                297
 1.980                    --                    --                 --                    303                  429                514
 1.995               191,208                 2,022            213,601                 42,880               19,531             25,897
 2.000               380,524               306,695            698,696                 94,697              113,017             41,652
 2.005                    --                 6,242                 --                    249                  697              1,138
 2.010               264,017                28,389            168,334                 74,482               33,117             16,119
 2.020                79,423                    --            132,849                  5,471                5,724                931
 2.030                    --                    --                 --                    341                  241                289
 2.045                59,334               101,601            127,991                 24,637               31,299             52,970
 2.050               899,432               111,064            501,521                 77,911               62,860             53,968
 2.055                    --                    --                 --                    496                  346                410
 2.060             1,325,309               163,757            998,332                357,326              118,269            115,889
 2.070                59,019                39,145             50,784                  3,754                4,409                910
 2.080                    --                    --                 --                     --                   --                 --
 2.095               100,998                 6,399            150,078                 37,645                7,335              9,136
 2.100               315,096               368,892            480,673                 67,754               66,989             57,987
 2.110               247,448               177,039            193,127                178,601              102,303             31,522
 2.120                20,627                 6,807              9,541                  2,933                3,835              2,087
 2.145               143,577                19,088             99,934                 19,080                6,052             36,600
 2.150               692,218               287,525            746,467                 88,723               82,790             49,654
 2.155                    --                    --                 --                     --                   --                 --
 2.160             1,034,007               151,150            813,803                143,915              102,947             87,846
 2.170                   909                    --              1,463                    265                  103                 --
 2.195               156,828                31,546             60,583                 12,403                9,992              1,687
 2.200               118,459               128,206            458,339                 82,666               44,188             33,563
 2.205                 2,208                 2,646              2,288                     --                   --                 --
 2.210               530,630               735,487          1,147,410                236,384              179,979            124,330
 2.220                13,655                    --              7,730                    831                  274                 --
 2.245                83,861                40,540             63,051                127,478               35,359              2,225
 2.250               274,796               112,289            199,622                 15,677               15,446              8,805
 2.260               686,434               229,928            664,050                230,256               79,149             61,316
 2.270                 6,829                    --             17,513                    315                   --                 --
 2.280                    --                    --                 --                    114                   --                 --
 2.295               116,517                 2,887            146,263                  8,131                4,836              5,977
 2.300               199,913               183,260            283,784                 28,402               43,249             32,521
 2.305                    --                    --                 --                    639                   --                 --
 2.310               390,222               109,903            201,137                 26,080               23,421             11,565
 2.320                 4,782                    --             10,718                    179                  333                306
 2.330                    --                    --                 --                     --                   --                 --
 2.345                57,214                 7,432             27,545                  2,498                3,396                 --
 2.350               129,801                22,616            194,991                 14,446                5,369              5,438
 2.360               443,880               151,688            462,107                105,182               40,691             36,451
 2.370                 5,834                 3,258                967                    697                  319              1,231



                     JNL/           JNL/Select          JNL/Select            JNL/               JNL/           JNL/T. Rowe
                Select Balanced       Global            Large Cap         Select Money       Select Value     Price Established
                   Portfolio      Growth Portfolio   Growth Portfolio   Market Portfolio       Portfolio      Growth Portfolio
               ----------------   ----------------   ----------------   ----------------   ----------------   -----------------
M&E CLASS
 1.945                    9,857                 --              6,413              8,239             15,003              10,307
 1.950                   56,310              5,444             11,243             29,810             34,198              72,989
 1.955                       --                 --                 --                 --                 --                  --
 1.960                  121,878              1,730             29,928            338,262             46,618             103,579
 1.970                    2,797                 --                 --              8,786                618               1,224
 1.980                       --                 --                 --                 --                 --                  --
 1.995                   45,255                 --              2,807             16,111             20,127              13,966
 2.000                   66,842              4,548             30,657             67,745             86,084              44,142
 2.005                       --                 --                 --                 --                 --                  --
 2.010                   26,584                 --             18,471            147,351             12,684              36,780
 2.020                    1,930              2,384              1,697              5,035              2,379               2,855
 2.030                       --                 --                 --                 --                 --                  --
 2.045                   10,012              1,305              4,603            115,780             12,202               8,830
 2.050                   56,613              2,825             12,518            139,937             39,568              35,039
 2.055                       --                 --                 --                 --                 --                  --
 2.060                  203,866              1,154             12,865            594,960             80,841             120,219
 2.070                      625                 --                853              3,846                 --               5,086
 2.080                       --                 --                 --                 --                 --                  --
 2.095                   25,812                 --             10,718             13,023              2,627              15,595
 2.100                   35,980              6,784             11,446             86,521             13,004              29,396
 2.110                   52,891              3,559              8,143            141,133             16,451              31,534
 2.120                    1,129                 --                304              7,957                409               3,723
 2.145                   27,574                 20              2,514              4,514              5,111               5,509
 2.150                   80,051              4,212             10,507             77,946             42,177              40,920
 2.155                       --                 --                 --                 --                 --                  --
 2.160                  103,956              1,617              8,951             60,826             54,983              88,712
 2.170                    7,562                 --              1,902                 --                338                 170
 2.195                    7,477                 --              3,758             30,172              4,749               4,042
 2.200                   57,115              2,028             10,380             75,769             20,213              18,395
 2.205                       --                 --                 --                 --                 --                  --
 2.210                   96,732              3,860             19,087            160,832             67,819              72,504
 2.220                    3,423                 --                 --                155                212                 287
 2.245                    9,825              1,492                705             12,510              1,960               1,477
 2.250                   11,832              1,108              7,062             47,998             12,541               8,693
 2.260                   93,504              6,868             33,032            269,025             72,323             103,653
 2.270                      857                 --                 --                 --                 --                 432
 2.280                       --                 --                 --                 --                 --                  --
 2.295                    9,587                 94                760              1,451              2,636               6,854
 2.300                   42,436              2,910              4,993             96,543             15,144              18,473
 2.305                      755                 --                 --                 --                 --                 890
 2.310                   26,424                 52              7,021             15,370             26,918              26,088
 2.320                       --                 --                458             17,969                105                 406
 2.330                       --                 --                 --                 --                 --                  --
 2.345                    7,522                 --                226                 --                 --               3,124
 2.350                   10,849                427              1,411              1,409              6,243              10,109
 2.360                   40,979              2,591             11,336             81,339             25,314              67,950
 2.370                      792                 --                 --                137                450               1,096


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):
                                                                                                                      JNL/Salomon
                                      JNL/                 JNL/                                                        Brothers
                  JNL/            S&P Managed          S&P Managed         JNL/Salomon           JNL/Salomon        U.S. Government
              S&P Managed          Moderate             Moderate           Brothers High       Brothers Strategic     & Quality
            Growth Portfolio       Portfolio         Growth Portfolio   Yield Bond Portfolio     Bond Portfolio     Bond Portfolio
            ----------------   -------------------   ----------------   --------------------   ------------------   ----------------
M&E CLASS
  2.380                   --                    --                 --                    880                2,544              1,502
  2.395               49,602                15,959             23,496                 22,366               19,922              8,645
  2.400               79,633               156,261            163,272                 17,170               27,623              6,652
  2.405                   --                    --                 --                    170                  368                 --
  2.410              197,152                40,404            151,975                 21,520               12,515              3,781
  2.420                6,344                 1,453              2,051                     --                5,365                 --
  2.445              148,839                    --              4,464                  8,138                6,574              5,677
  2.450              212,039                52,011            221,753                 22,201               19,838             18,887
  2.460              275,799               114,604            429,201                 68,307               39,185             44,324
  2.470               18,625                    --             65,301                  2,264                2,390              1,461
  2.480                   --                    --                 --                     62                   89                107
  2.495                4,016                31,622             46,301                    162                  234                230
  2.500               58,540               113,389            134,752                 23,881               20,324             12,006
  2.505                   --                    --                 --                     --                   --                 --
  2.510              198,376               136,240            290,058                119,901               62,597             10,267
  2.520               12,382                34,169             13,226                     --                  659                 --
  2.545               34,894                 1,049              1,727                     --                4,840              1,409
  2.550                5,620                55,555            271,690                 13,619               15,948             12,423
  2.560              289,052               144,498            348,454                 67,516               45,608             12,812
  2.570                7,800                    --              1,727                     --                   --                 --
  2.595               10,997                25,420              3,552                 10,499                1,462              4,072
  2.600                8,661                69,034             73,492                 13,666               10,282              5,482
  2.605                   --                    --                 --                     --                   --                 --
  2.610              442,817                18,358            391,350                 63,890               44,842             22,598
  2.620                1,344                    --              2,136                     --                   --                 --
  2.645               27,941                 7,015             10,502                    591                2,774              1,128
  2.650               57,626                   669             64,977                 18,368                6,775              1,770
  2.660              232,674               376,160            370,808                 21,393               92,743              9,412
  2.670               14,189                    --                 --                    668                  966              1,021
  2.680                   --                    --                 --                     --                   --                 --
  2.695                8,088                 3,966              4,706                  2,250                1,827              1,227
  2.700               26,539                35,203            111,308                  3,612                3,078              2,381
  2.710              191,308                44,399            293,977                 25,000               10,998             83,050
  2.720                5,722                    --                 --                     --                   --                 --
  2.745                8,624                 1,689             23,354                  1,434                   --                 --
  2.750               48,069                28,069             50,427                  7,033                4,750              4,964
  2.755                   --                    --                 --                     --                   --                 --
  2.760              100,428                53,702            132,098                 15,609               27,287              6,377
  2.770                7,397                    --              2,468                     --                   --                 --
  2.795                   --                16,706              4,070                    819                   13                 54
  2.800               58,361                    --             41,870                 21,296               13,151              7,073
  2.805                   --                    --             12,906                     --                   --                 --
  2.810              107,673                13,880             87,920                 10,605                2,994              2,828
  2.820                1,863                    --              5,587                  2,521                1,221                 --
  2.845                  320                28,664              7,602                     --                   63                 75
  2.850               12,099                   568              2,100                     97                  907              3,615
  2.860               75,165                45,064            140,006                  1,583                  305                414



                  JNL/           JNL/Select           JNL/Select           JNL/              JNL/            JNL/T. Rowe
             Select Balanced       Global             Large Cap        Select Money       Select Value     Price Established
               Portfolio       Growth Portfolio   Growth Portfolio   Market Portfolio      Portfolio       Growth Portfolio
            ----------------   ----------------   ----------------   ----------------   ----------------   -----------------
M&E CLASS
  2.380                   --                 --                 --                 --                 --                  --
  2.395                4,542                 --              1,024              6,527              5,299               4,532
  2.400                7,671                713              5,051             18,866              6,213               8,674
  2.405                  199                 --                182                188                 --                  90
  2.410               10,879                732              1,110              5,858             15,888              16,426
  2.420                   --                 --                 --                894                 --                  --
  2.445                6,560                 --              1,643                634              1,403               2,509
  2.450               15,590                261              1,400             15,989              3,665               6,884
  2.460               25,783              2,155              2,274             85,368              8,809              26,408
  2.470                   57                 --                 --                 --              1,461               3,008
  2.480                   --                 --                 --                 --                 --                  --
  2.495                  260              1,136                536             10,570              3,588               3,361
  2.500                8,274                 --              2,627             18,155                756               9,878
  2.505                   --                 --                 --                 --                 --                  --
  2.510               30,756              6,590              2,605             60,407             16,690              14,540
  2.520                  217                 --                 --                 --                 --                 194
  2.545                5,120                 --              3,455              9,257              5,988                 128
  2.550                8,801              1,060              1,054             40,235              5,279               7,888
  2.560               43,719                423              7,751             47,831             14,033              27,719
  2.570                   --                 --                 --             12,425                 --                  --
  2.595                  780                 --                 --              5,542              5,127               1,004
  2.600               14,899              1,154                888             11,837              1,744               2,431
  2.605                   --                 --                 --                 --                 --                  --
  2.610               28,268              2,625              3,669             20,099             24,967              24,655
  2.620                2,007                 --                 --                 --                 --                  --
  2.645                1,419              1,003                 --              2,025                 99                  --
  2.650               12,535                186              2,102              2,275              5,233               7,900
  2.660               39,461              2,755              1,624            151,230             18,466              58,211
  2.670                1,260                 --                 --                 --                 --                 784
  2.680                   --                 --                 --                 --                 --                  --
  2.695                  920                 --                264                215                743                 353
  2.700                  943                 --                 --              4,251                173                 859
  2.710               19,989              5,493              5,166             19,393              9,918              23,214
  2.720                   --                 --                 --                 --                 --                  --
  2.745                1,726                 --                221              1,388                437               1,351
  2.750                  973                 --                958              1,478                 --               2,348
  2.755                   --                 --                 --                 --                 --                  --
  2.760               21,606                203              1,078             41,482              1,843               7,204
  2.770                   --                 --                 --                 --                 --                  --
  2.795                  958                 --                 --             68,736                 18               2,203
  2.800                6,385                 --                 --             13,340             10,076               5,823
  2.805                   --                 --                 --                 --                 --                  --
  2.810                2,226                 --              4,398             10,856                494              14,939
  2.820                   --              1,052                441                 --                 --                  --
  2.845                  384                 --                 --                 --                474                  93
  2.850                   95                 --                226                 22              1,225                 878
  2.860                1,350                564                 --                524                265                 780

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):
                                                                                                                      JNL/Salomon
                                      JNL/                 JNL/                                                        Brothers
                  JNL/            S&P Managed          S&P Managed         JNL/Salomon           JNL/Salomon        U.S. Government
              S&P Managed          Moderate             Moderate           Brothers High       Brothers Strategic     & Quality
            Growth Portfolio       Portfolio         Growth Portfolio   Yield Bond Portfolio     Bond Portfolio     Bond Portfolio
            ----------------   -------------------   ----------------   --------------------   ------------------   ----------------
M&E CLASS
  2.870                   --                 5,447                 --                     --                   --                 --
  2.895                9,111                 2,242              7,070                     --                   --                 --
  2.900                   --                    --                753                  8,510                9,751                356
  2.910               33,313                    --            150,000                 23,047                4,814              4,597
  2.920                   --                    --             32,559                     --                   --                 --
  2.945                   --                    --                 --                     --                   --                 --
  2.950               14,901                13,082              2,387                  1,001                  732                 --
  2.955                   --                    --                 --                     --                   --                 --
  2.960               50,284                25,755            130,307                 15,718                6,186              7,142
  2.970                   --                    --                 --                    367                  340                 86
  2.995                   --                 8,216                 --                     --                   --                 --
  3.000                   --                 1,529             10,801                     --                   --                 --
  3.010               44,653                 7,074             18,873                  3,896                4,422              1,823
  3.045                   --                12,047              1,345                     --                   --                 --
  3.050               21,570                 5,731             50,577                     --                   --                421
  3.060               42,693                 2,273             34,679                  8,425                4,207              8,613
  3.070                   --                    --                 --                     --                   --                 --
  3.095                   --                 2,456              5,974                    850                  619              2,470
  3.100                4,424                    --                 --                     --                   --                 --
  3.110               12,552                 2,516              9,639                  5,861                2,490              3,436
  3.120                   --                    --                 --                  2,188                   --              3,808
  3.145                   --                    --                723                    212                   --                 --
  3.150                3,380                    --                 --                     12                   21              2,851
  3.160               13,818                 6,314             23,093                  3,006                  879              2,698
  3.195                   --                    --                 --                     --                   --                 --
  3.200                1,352                    --                 --                     --                   --                 --
  3.210                1,549                    --              5,765                    539                   --                 --
  3.245                   --                    --              7,092                     --                   --                 --
  3.250                   --                    --                 --                     --                   --                 --
  3.255                   --                    --                 --                     --                   --                 --
  3.260                5,712                 1,651             10,461                     --                   --              2,424
  3.270                   --                    --                 --                     --                   --                 --
  3.295                   --                    --                 --                     --                  670                799
  3.300                   --                    --             57,975                     --                   --                 --
  3.310                1,212                    --              4,062                     --                   --                 --
  3.345                3,626                    --                 --                     --                   --                 --
  3.350                   --                    --                 --                     --                   --                 --
  3.360                2,269                    --                 --                    746                   --                 --
  3.395                   --                    --             14,676                     --                   --                 --
  3.400                   --                    --                 --                     --                   --                 --
  3.410                   --                    --                 --                    336                  248                 --
  3.445                   --                    --                 --                     --                   --                 --
  3.450                   --                    --                 --                     --                   --                 --
  3.460                   --                    --                 --                     --                   --                 --
  3.470                   --                    --              1,507                     --                   --                 --
  3.500                   --                    --                 --                     --                   --                 --
  3.510                   --                    --              2,158                    421                  155                 --



                  JNL/           JNL/Select           JNL/Select           JNL/              JNL/            JNL/T. Rowe
             Select Balanced       Global             Large Cap        Select Money       Select Value     Price Established
               Portfolio       Growth Portfolio   Growth Portfolio   Market Portfolio      Portfolio       Growth Portfolio
            ----------------   ----------------   ----------------   ----------------   ----------------   -----------------
M&E CLASS
  2.870                   --                 --                 --              2,666                 --                  --
  2.895                   --                 --                 --             66,980                 --                  --
  2.900                1,280                 --                 --             43,426              7,096               1,000
  2.910                3,705                 --                373              1,089              1,928               9,131
  2.920                   --                 --                 --              7,164                 --                  --
  2.945                   --                 --                 --                 --                 --                 608
  2.950                  312                310                 --             11,354                 --                  --
  2.955                   --                 --                 --                 --                 --                  --
  2.960               20,815                211                 --             22,981                239                  --
  2.970                  447                 --                 --                 --                 --                 600
  2.995                   --                 --                 --                 --                 --                  --
  3.000                1,599                 --                 --                 --                 --                  --
  3.010                5,618                238              1,173                 --              2,275               5,992
  3.045                  767                 --                 --                 --                 --                  --
  3.050                   --                 --                 --                361                 --                 951
  3.060                3,923                 --                 30             40,303              3,440              13,157
  3.070                   --                 --                 --                 --                 --                  --
  3.095                  974                 --                 --                 --                781                  --
  3.100                   --                 --                 --                 --                 --                  --
  3.110                  295              2,123                254                 --                 --                 460
  3.120                   --                 --                 --                 --                 --                  --
  3.145                   --                214                 --                 --                 --                  --
  3.150                   --                 --                 --                 22                317                 936
  3.160                   --                358                 --                 --                 --                 923
  3.195                   --                 --                 --                 --                 --                  --
  3.200                   --                 --                 --                 --                 --                  --
  3.210                   --                 --                 --              4,296                 --               1,345
  3.245                   --                 --                 --                 --                 --                  --
  3.250                   --                 --                 --                 --                 --                  --
  3.255                   --                 --                 --                 --                 --                  --
  3.260                   --                 --                423             22,748                550                  --
  3.270                   --                 --                 --                 --                 --                  --
  3.295                   --                 --                 --                 --                 --                  --
  3.300                   --                 --                 --                 --                 --                  --
  3.310                   74                 --                 --             13,423                 --                  --
  3.345                   --                 --                 --                 --                 --                  --
  3.350                   --                 --                 --                 --                 --                  --
  3.360                2,031                 --                 --                 --                 --                  --
  3.395                   --                 --                 --                 --                 --                  --
  3.400                   --                 --                 --                 --                 --                  --
  3.410                   --                 --                113                 --                 --                 548
  3.445                   --                 --                 --                 --                 --                  --
  3.450                   --                 --                 --                 --                 --                  --
  3.460                   --                 --                 --                 --                 --                  --
  3.470                   --                 --                 --                 --                 --                  --
  3.500                   --                 --                 --                 --                 --                  --
  3.510                   --                 --                 --                 --                 --                  --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):
                                                                                                                      JNL/Salomon
                                         JNL/             JNL/                                                         Brothers
                          JNL/        S&P Managed     S&P Managed          JNL/Salomon            JNL/Salomon       U.S. Government
                      S&P Managed       Moderate        Moderate           Brothers High       Brothers Strategic     & Quality
                   Growth Portfolio    Portfolio     Growth Portfolio   Yield Bond Portfolio    Bond Portfolio       Bond Portfolio
                   ----------------   ------------   ----------------   --------------------   ------------------   ---------------
       M&E CLASS
         3.545                   --             --                 --                     --                   --                --
         3.560                   --             --              5,322                    819                2,908                --
         3.610                3,415             --                725                     --                   --                --
         3.650                   --             --                 --                     --                   --                --
         3.660                   --             --                 --                     --                   --                --
         3.695                   --             --                 --                     --                   --                --
         3.700                   --             --                 --                     --                   --                --
         3.710                   --             --                 --                     --                   --                --
         3.750                   --             --                 --                     --                   --                --
         3.760                   --             --                 --                     --                   --                --
         3.800                   --             --                 --                     --                   --                --
         3.860                   --             --                 --                     --                   --                --
         3.895                   --             --                 --                     --                   --                --
         3.910                   --             --                 --                     --                  189                --
         4.000                   --             --                 --                     --                   --                --





PERSPECTIVE
Standard Benefit         16,904,104        460,906         12,141,955              7,310,171            2,799,479         5,500,658
Maximum Anniversary
   Value Benefit            124,992             --             64,716                 18,854                4,184            21,345
Earnings Protection
   Benefits                 130,161             --             88,121                 22,291               18,995            25,986
Combined Optional
   Benefits                 206,585             --             15,728                     68                2,155             2,393
                   ----------------   ------------   ----------------   --------------------   ------------------   ---------------
        Total            69,873,370     12,957,804         58,758,309             17,806,719           10,244,424        11,097,877
                   ================   ============   ================   ====================   ==================   ===============





                         JNL/           JNL/Select          JNL/Select            JNL/              JNL/             JNL/T. Rowe
                   Select Balanced        Global            Large Cap         Select Money       Select Value     Price Established
                      Portfolio       Growth Portfolio   Growth Portfolio   Market Portfolio      Portfolio       Growth Portfolio
                   ----------------   ----------------   ----------------   ----------------   ----------------   -----------------
       M&E CLASS
         3.545                   --                 --                 --                 --                 --                  --
         3.560                4,176                 --                 --                 --                584                  --
         3.610                   --                887                 --                 --                 --                  --
         3.650                   --                 --                 --                 --                 --                  --
         3.660                   --                 --                 --                 --                 --                  --
         3.695                   --                 --                 --                 --                 --                  --
         3.700                   --                 --                 --                 --                 --                  --
         3.710                   --                 --                 --                 --                 --                  --
         3.750                   --                 --                 --                 --                 --                  --
         3.760                   --                 --                 --                 --                 --                  --
         3.800                   --                 --                 --                 --                 --                  --
         3.860                   --                 --                 --                 --                 --                  --
         3.895                   --                 --                 --                 --                 --                  --
         3.910                   --                 --                 --                 --                 --                 273
         4.000                   --                 --                 --                 --                 --                  --





PERSPECTIVE
Standard Benefit          8,672,411          5,915,083          5,935,445          2,873,721          1,111,423           8,725,273
Maximum Anniversary
   Value Benefit             16,806                 --              5,314                385              3,540              59,985
Earnings Protection
   Benefits                  29,397                 --             25,257             41,624              2,530              60,227
Combined Optional
   Benefits                  13,208                 --              1,950                 --                 --               2,237
                   ----------------   ----------------   ----------------   ----------------   ----------------   -----------------
        Total            16,635,149          6,149,342          7,241,214         10,932,578          4,555,238          14,267,380
                   ================   ================   ================   ================   ================   =================

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):

                                JNL/T. Rowe                          JNL/
                               Price Mid-Cap                    T. Rowe Price
                              Growth Portfolio                 Value Portfolio
                            --------------------             -------------------
M&E CLASS
  1.000                                   36,051                          47,430
  1.100                                      238                             102
  1.150                                  567,131                       1,358,815
  1.250                                  260,164                         758,829
  1.300                                  206,392                         797,625
  1.350                                    9,314                              --
  1.395                                       --                              --
  1.400                                  134,301                         597,134
  1.420                                    2,189                          11,005
  1.450                                   65,038                         174,292
  1.500                                  228,452                         745,494
  1.545                                   40,814                         115,458
  1.550                                   41,846                         160,354
  1.560                                    6,187                           2,430
  1.570                                   10,766                          55,973
  1.575                                       --                              --
  1.600                                  178,533                         555,449
  1.605                                       --                              --
  1.630                                    1,998                           5,013
  1.645                                    4,005                          38,390
  1.650                                  279,363                         741,058
  1.660                                    4,919                              --
  1.670                                    3,669                          35,868
  1.695                                   20,873                          64,795
  1.700                                  148,533                         387,356
  1.710                                  308,400                         883,089
  1.720                                   10,768                          20,091
  1.725                                       --                              --
  1.745                                       --                              --
  1.750                                   43,243                         183,034
  1.760                                    5,564                           9,895
  1.795                                   13,093                          42,518
  1.800                                   92,969                         273,939
  1.810                                  157,172                         361,910
  1.820                                    6,390                          38,108
  1.825                                       --                              --
  1.845                                   16,421                          84,275
  1.850                                   33,746                         162,865
  1.855                                       --                              --
  1.860                                  165,828                         512,756
  1.870                                      649                           9,743
  1.880                                       --                              --
  1.895                                   12,884                          60,826
  1.900                                   75,590                         183,209
  1.905                                       --                             457
  1.910                                    1,231                          20,375
  1.920                                    2,857                          24,381

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):

                                JNL/T. Rowe                          JNL/
                               Price Mid-Cap                    T. Rowe Price
                              Growth Portfolio                 Value Portfolio
                            --------------------             -------------------
M&E CLASS
  1.945                                 6,401.00                          38,791
  1.950                                   50,939                         164,772
  1.955                                      456                              --
  1.960                                   96,026                         279,732
  1.970                                      444                           6,701
  1.980                                       --                              --
  1.995                                   12,882                          47,229
  2.000                                   81,972                         122,907
  2.005                                       --                              --
  2.010                                   19,124                          56,064
  2.020                                    5,022                           7,985
  2.030                                       --                              --
  2.045                                    6,724                          26,485
  2.050                                   44,742                         123,772
  2.055                                       --                              --
  2.060                                   94,694                         215,412
  2.070                                    2,468                           6,341
  2.080                                       --                              --
  2.095                                   14,138                          59,706
  2.100                                   46,027                          95,741
  2.110                                   24,545                          71,841
  2.120                                    1,719                           7,549
  2.145                                    8,000                          31,187
  2.150                                   38,841                         147,480
  2.155                                       --                              --
  2.160                                   66,364                         155,551
  2.170                                    1,013                           1,802
  2.195                                    5,290                          11,539
  2.200                                   23,961                          99,556
  2.205                                       --                              --
  2.210                                   73,063                         164,189
  2.220                                    2,364                           1,650
  2.245                                    2,347                           6,968
  2.250                                   10,538                          41,050
  2.260                                  104,734                         274,951
  2.270                                      840                           3,794
  2.280                                       59                              --
  2.295                                    1,708                           9,395
  2.300                                   19,577                          36,891
  2.305                                      265                              --
  2.310                                   24,127                          38,843
  2.320                                      330                             573
  2.330                                       --                              --
  2.345                                    2,698                           8,568
  2.350                                    5,603                          32,537
  2.360                                   66,601                         160,518
  2.370                                      724                           1,857

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):

                                JNL/T. Rowe                          JNL/
                               Price Mid-Cap                    T. Rowe Price
                              Growth Portfolio                 Value Portfolio
                            --------------------             -------------------
M&E CLASS
  2.380                                       --                              --
  2.395                                    5,924                          15,013
  2.400                                    6,566                          22,088
  2.405                                       --                             330
  2.410                                   17,903                          35,123
  2.420                                    2,272                              --
  2.445                                    8,953                           7,275
  2.450                                    8,427                          24,954
  2.460                                   36,572                          57,897
  2.470                                      888                           3,783
  2.480                                       --                              --
  2.495                                    1,249                           1,539
  2.500                                    8,275                          43,555
  2.505                                       --                              --
  2.510                                   22,444                          60,689
  2.520                                      259                              --
  2.545                                    2,445                           5,013
  2.550                                    4,307                          21,433
  2.560                                   36,134                          26,624
  2.570                                       --                              --
  2.595                                    2,065                           4,106
  2.600                                    4,662                          23,097
  2.605                                       --                              --
  2.610                                   20,288                          50,979
  2.620                                       --                              --
  2.645                                      160                              --
  2.650                                    8,462                           6,112
  2.660                                   43,521                          71,525
  2.670                                      320                           5,579
  2.680                                       --                              --
  2.695                                      216                             776
  2.700                                      206                           1,151
  2.710                                   14,899                          44,686
  2.720                                       --                              --
  2.745                                      406                           2,628
  2.750                                    2,328                           8,614
  2.755                                       --                              --
  2.760                                   11,060                          18,153
  2.770                                       --                             698
  2.795                                    1,385                              24
  2.800                                    2,489                           4,098
  2.805                                       --                              --
  2.810                                    4,899                          41,455
  2.820                                       --                              --
  2.845                                      222                           2,568
  2.850                                      958                           2,425
  2.860                                    1,430                           3,008

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):

                                JNL/T. Rowe                          JNL/
                               Price Mid-Cap                    T. Rowe Price
                              Growth Portfolio                 Value Portfolio
                            --------------------             -------------------
M&E CLASS
  2.870                                        -                               -
  2.895                                      159                           3,422
  2.900                                      953                           1,853
  2.910                                    5,963                          23,647
  2.920                                        -                               -
  2.945                                    1,698                               -
  2.950                                      799                           1,421
  2.955                                        -                               -
  2.960                                    8,680                          26,071
  2.970                                      307                           1,065
  2.995                                        -                               -
  3.000                                        -                               -
  3.010                                    2,217                           7,948
  3.045                                      550                           1,264
  3.050                                      717                           1,666
  3.060                                    5,900                          45,614
  3.070                                        -                               -
  3.095                                      310                           1,032
  3.100                                        -                               -
  3.110                                    1,003                             973
  3.120                                        -                               -
  3.145                                        -                               -
  3.150                                      659                           1,663
  3.160                                      840                               -
  3.195                                        -                               -
  3.200                                        -                               -
  3.210                                        -                           2,863
  3.245                                        -                               -
  3.250                                        -                               -
  3.255                                        -                               -
  3.260                                      122                           1,476
  3.270                                        -                               -
  3.295                                        -                               -
  3.300                                        -                               -
  3.310                                        -                               -
  3.345                                        -                               -
  3.350                                        -                               -
  3.360                                      831                             355
  3.395                                        -                               -
  3.400                                        -                               -
  3.410                                      133                             955
  3.445                                        -                               -
  3.450                                        -                               -
  3.460                                        -                               -
  3.470                                        -                               -
  3.500                                        -                               -
  3.510                                        -                               -

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of accumulation units outstanding as of December 31, 2005 (continued):

                                JNL/T. Rowe                          JNL/
                               Price Mid-Cap                    T. Rowe Price
                              Growth Portfolio                 Value Portfolio
                            --------------------             -------------------
M&E CLASS
  3.545                                        -                               -
  3.560                                        -                             774
  3.610                                        -                               -
  3.650                                        -                               -
  3.660                                        -                               -
  3.695                                        -                               -
  3.700                                        -                               -
  3.710                                        -                               -
  3.750                                        -                               -
  3.760                                        -                               -
  3.800                                        -                               -
  3.860                                        -                               -
  3.895                                        -                               -
  3.910                                       97                             701
  4.000                                        -                               -




PERSPECTIVE
 Standard Benefit                      7,110,724                       5,635,536
  Maximum Anniversary
    Value Benefit                         43,291                          32,990
  Earnings Protection
    Benefits                              42,099                          73,292
  Combined Optional
    Benefits                               2,741                           4,995
                            --------------------             -------------------
      Total                           11,678,338                      18,572,842
                            ====================             ===================

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of net assets as of December 31, 2005:

                           Fifth          Fifth Third         Fifth        Fifth Third          JNL/          JNL/AIM
                       Third Balanced  Disciplined Value   Third Mid Cap  Quality Growth    AIM Large Cap   Real Estate
                       VIP Portfolio     VIP Portfolio    VIP Portfolio   VIP Portfolio   Growth Portfolio   Portfolio
                       -------------     -------------    -------------   -------------   ----------------   ---------
M&E CLASS
  1.000                   $         -        $         -     $         -     $         -      $    374,174   $  371,414
  1.100                             -                  -               -               -             1,363            -
  1.150                             -                  -               -               -         7,599,578      860,667
  1.250                        34,213          1,612,854         716,474       1,286,965         3,886,481    1,951,210
  1.300                             -                  -               -               -         3,099,969      463,610
  1.350                             -                  -               -               -           545,589            -
  1.395                             -                  -               -               -                 -            -
  1.400                             -                  -               -               -         2,528,339      239,622
  1.420                             -                  -               -               -                 -            -
  1.450                             -                  -               -               -         1,606,444       77,296
  1.500                        27,742            245,335         107,084         229,958         5,310,890      905,751
  1.545                             -                  -               -               -           769,830       74,080
  1.550                             -             77,395          48,158          63,459           364,072      325,536
  1.560                             -                  -               -               -                 -            -
  1.570                             -                  -               -               -           165,648        2,251
  1.575                             -                  -               -               -                 -            -
  1.600                        23,540            999,821         412,339         755,073         3,315,102      969,331
  1.605                             -                  -               -               -                 -            -
  1.630                             -                  -               -               -                 -            -
  1.645                             -             34,945          13,441          25,338            80,404       22,106
  1.650                        11,285            703,093         314,185         564,763         4,265,440    1,651,052
  1.660                             -                  -               -               -           105,913            -
  1.670                             -                  -               -               -            29,596       19,042
  1.695                             -                  -               -               -           370,053       13,116
  1.700                        10,613             79,071          43,764          92,173         1,781,652      354,409
  1.710                             -                  -               -               -         5,527,153      707,160
  1.720                             -                  -               -               -            65,338            -
  1.725                             -                  -               -               -                 -            -
  1.745                             -                  -               -               -                 -            -
  1.750                             -             72,151          27,533          54,686           952,432      240,374
  1.760                             -            181,548          75,260         177,513            27,683       16,877
  1.795                             -                  -               -               -           121,500            -
  1.800                             -             86,056          45,326          74,898         1,668,515      489,089
  1.810                         5,148            328,168         131,998         196,343         1,700,616      650,600
  1.820                             -                  -               -               -            14,718            -
  1.825                             -                  -               -               -                 -            -
  1.845                             -                  -               -               -           249,206       35,411
  1.850                             -            342,112         139,730         322,555           660,519      384,440
  1.855                             -                  -               -               -                 -            -
  1.860                             -                  -               -               -         2,086,012      461,569
  1.870                             -                  -               -               -            26,358            -
  1.880                             -                  -               -               -                 -            -
  1.895                             -                  -               -               -           613,357       53,449
  1.900                             -            103,122          33,443          82,236           989,358      303,299
  1.905                             -                  -               -               -                 -            -
  1.910                             -                  -               -               -                 -            -
  1.920                             -                  -               -               -            44,955       48,090

                             JNL/                                JNL/                             JNL/Eagle          JNL/FMR
                        AIM Small Cap       JNL/Alger      Alliance Capital   JNL/Eagle Core       SmallCap          Balanced
                       Growth Portfolio  Growth Portfolio  Growth Portfolio  Equity Portfolio  Equity Portfolio     Portfolio
                       ----------------  ----------------  ----------------  ----------------  ----------------     ---------
M&E CLASS
  1.000                   $     154,938       $         -       $         -      $    257,015      $    390,870    $  701,051
  1.100                           1,129           436,677                 -             2,682            86,510             -
  1.150                       4,840,773         5,440,811                 -         5,763,474         3,621,556     9,014,373
  1.250                       2,415,690         1,921,897                 -         3,225,120         2,305,618     5,194,097
  1.300                       1,972,224         2,036,332                 -         3,126,555         1,692,316     6,528,050
  1.350                         259,678                 -                 -                 -                 -             -
  1.395                               -                 -                 -                 -                 -             -
  1.400                       1,620,766         2,125,360                 -         1,924,364         1,291,973     3,741,069
  1.420                               -                 -                 -                 -                 -             -
  1.450                         655,815           478,461                 -           496,809           247,223     1,459,907
  1.500                       2,696,833         2,186,550                 -         4,155,766         2,062,677     3,564,738
  1.545                         232,922           444,557                 -           309,636           337,181       758,103
  1.550                         185,878           236,539                 -           240,152           186,918       936,283
  1.560                         212,331                 -                 -            40,762            16,801             -
  1.570                          80,007           101,543                 -            75,336            74,329        71,744
  1.575                               -                 -                 -                 -                 -             -
  1.600                       1,444,080         2,273,225                 -         1,511,237         1,334,882     3,408,619
  1.605                               -                 -                 -                 -                 -             -
  1.630                               -                 -                 -             2,338                 -             -
  1.645                          28,603            27,631                 -            47,068            45,148       436,508
  1.650                       1,911,209         1,665,889                 -         2,133,227         1,906,105     3,977,366
  1.660                               -                 -                 -                 -            82,946             -
  1.670                          33,343             6,424                 -                 -            33,545       420,504
  1.695                         106,606           617,019                 -           255,994           214,374       387,558
  1.700                         936,757         1,266,924                 -           783,997         1,791,074     1,832,065
  1.710                       3,072,513         4,069,987                 -         3,865,198         2,486,411     3,964,440
  1.720                          25,991            64,629                 -            36,635            18,326       156,211
  1.725                               -                 -                 -                 -                 -             -
  1.745                               -                 -                 -                 -                 -             -
  1.750                         761,484           541,565                 -           700,422           234,515       987,824
  1.760                          44,384                 -                 -           196,775            85,055        10,878
  1.795                         158,824           252,560                 -           145,758           115,231       205,393
  1.800                         699,527         1,223,227                 -           751,538           474,628     2,439,005
  1.810                       1,118,614           672,643                 -           712,880           861,006     2,441,395
  1.820                         114,137           128,478                 -            32,231             9,392        18,835
  1.825                               -                 -                 -                 -                 -             -
  1.845                         271,309           284,110                 -           164,396            84,504       378,584
  1.850                         271,712           318,966                 -           593,158           272,482       512,349
  1.855                               -                 -                 -                 -                 -             -
  1.860                       1,456,537         1,539,613                 -         1,507,247           876,662     2,253,783
  1.870                               -             1,379                 -                 -                 -       149,661
  1.880                               -                 -                 -                 -                 -             -
  1.895                         196,174           325,365                 -           297,995           275,651       675,024
  1.900                         431,899           748,615                 -         1,014,146           643,823       988,495
  1.905                               -                 -                 -                 -                 -             -
  1.910                               -                 -                 -                 -            28,806             -
  1.920                           7,049            51,096                 -             8,871            46,945        70,249

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of net assets as of December 31, 2005 (continued):

                           Fifth          Fifth Third         Fifth        Fifth Third         JNL/          JNL/AIM
                       Third Balanced  Disciplined Value  Third Mid Cap  Quality Growth   AIM Large Cap    Real Estate
                       VIP Portfolio     VIP Portfolio    VIP Portfolio   VIP Portfolio  Growth Portfolio   Portfolio
                       -------------     -------------    -------------   -------------  ----------------   ---------
M&E CLASS
  1.945                $            -    $             -  $           -  $            -  $         91,631  $    13,126
  1.950                             -             40,072         16,344          40,776           487,668      274,187
  1.955                             -                  -              -               -                 -        5,825
  1.960                             -                  -              -               -         1,183,757      230,495
  1.970                             -                  -              -               -                 -            -
  1.980                             -                  -              -               -                 -        2,271
  1.995                             -                  -              -               -           170,841       92,287
  2.000                             -                  -              -               -           499,380      218,874
  2.005                             -             13,267          6,011          13,874                 -            -
  2.010                             -             85,761         34,873          86,298           656,629       37,902
  2.020                             -                  -              -               -             5,381            -
  2.030                             -                  -              -               -                 -            -
  2.045                             -                  -              -               -           159,870       22,458
  2.050                             -             34,919         14,945          35,075           703,419      185,912
  2.055                             -                  -              -               -                 -            -
  2.060                             -             85,840         38,056          87,516         1,938,688      592,825
  2.070                             -                  -              -               -            32,574        5,459
  2.080                             -                  -              -               -                 -            -
  2.095                             -                  -              -               -            64,414       23,879
  2.100                             -             16,582              -           4,878           353,028      240,697
  2.110                             -             27,010         12,550          20,210           424,017      162,888
  2.120                             -                  -              -               -            30,010          488
  2.145                             -                  -              -               -           151,642        5,443
  2.150                             -            123,306         52,647         122,012           220,916      384,136
  2.155                             -                  -              -               -                 -            -
  2.160                        15,297            254,172        119,472         244,146           729,061      473,140
  2.170                             -                  -              -               -            21,531            -
  2.195                             -                  -              -               -            77,149        8,419
  2.200                         1,028             13,358          4,650          12,763           319,632      525,472
  2.205                             -                  -              -               -                 -            -
  2.210                         9,193            220,753         83,965         179,003           712,395      625,410
  2.220                             -                  -              -               -            40,868            -
  2.245                             -                  -              -               -            26,756       13,381
  2.250                             -                  -              -               -           134,030       38,692
  2.260                             -            115,325         52,635         113,449         1,277,252      208,253
  2.270                             -                  -              -               -            14,153            -
  2.280                             -                  -              -               -                 -            -
  2.295                             -              6,487          2,905           6,771            34,885        9,005
  2.300                             -            113,707         47,459         112,938           286,005      104,599
  2.305                             -                  -              -               -                 -            -
  2.310                             -             11,302          4,503          12,125           303,921      249,818
  2.320                             -                  -              -               -             8,210        5,572
  2.330                             -                  -              -               -                 -            -
  2.345                             -                  -              -               -            36,371       14,957
  2.350                             -                  -              -               -           167,581        2,012
  2.360                             -             80,815         33,500          77,334         1,159,687      199,618
  2.370                             -                  -              -               -            18,366        6,017

                             JNL/                                JNL/                              JNL/Eagle      JNL/FMR
                         AIM Small Cap      JNL/Alger      Alliance Capital   JNL/Eagle Core       SmallCap       Balanced
                       Growth Portfolio  Growth Portfolio  Growth Portfolio  Equity Portfolio  Equity Portfolio  Portfolio
                       ----------------  ----------------  ----------------  ----------------  ----------------  ---------
M&E CLASS
  1.945                $          7,184  $        227,193  $              -  $        140,183  $          2,487  $ 432,890
  1.950                         678,420           506,949                 -           374,511           290,986    506,531
  1.955                               -                 -                 -                 -                 -          -
  1.960                         937,268         1,602,844                 -         1,289,688           568,710  1,985,193
  1.970                           8,124             8,283                 -             4,545            96,670     22,758
  1.980                               -                 -                 -                 -                 -          -
  1.995                          51,466            87,220                 -           159,626            89,027    267,463
  2.000                         521,631           243,542                 -           171,585           250,227    903,269
  2.005                           2,942                 -                 -                 -                 -          -
  2.010                         299,032            83,280                 -           151,046           463,163    216,716
  2.020                               -             6,986                 -             4,913            65,960     95,344
  2.030                               -                 -                 -                 -                 -          -
  2.045                          74,453            79,702                 -            58,459            60,726    203,905
  2.050                         371,726           279,644                 -           434,978           355,714    663,419
  2.055                               -                 -                 -                 -                 -          -
  2.060                       1,157,766           580,895                 -         1,122,971         1,042,468  1,450,731
  2.070                           3,369                 -                 -                 -            12,735    256,675
  2.080                               -                 -                 -                 -                 -          -
  2.095                         194,081            60,015                 -           143,896            90,960    313,925
  2.100                         156,730           218,836                 -           321,205           232,509    334,076
  2.110                         164,537           269,292                 -           294,428           288,433    470,188
  2.120                           5,798            12,416                 -            30,456            15,266     81,851
  2.145                          46,495            51,795                 -            68,746           175,758    361,206
  2.150                         358,483           623,197                 -           524,070           366,042    550,782
  2.155                               -                 -                 -                 -                 -          -
  2.160                         349,117           658,157                 -           542,198           493,817    923,314
  2.170                               -                 -                 -                 -                 -     69,181
  2.195                          27,979            18,552                 -            25,921            16,937     30,756
  2.200                         146,070           124,485                 -           274,829           170,811    512,557
  2.205                               -                 -                 -                 -                 -          -
  2.210                         321,080           269,562                 -           514,286           256,524  1,143,600
  2.220                          10,962             3,740                 -             6,932            15,313          -
  2.245                          52,419                 -                 -             4,848                 -     42,498
  2.250                         156,349           238,272                 -            90,647             9,678    200,293
  2.260                         424,519           290,115                 -           710,928         1,422,252  1,164,760
  2.270                          10,488                 -                 -                 -                 -      6,152
  2.280                               -                 -                 -                 -                 -          -
  2.295                           3,122            11,635                 -            32,067            13,486     46,908
  2.300                         148,184            77,381                 -           139,082           308,026    186,420
  2.305                               -                 -                 -                 -                 -          -
  2.310                         121,253            98,920                 -           125,731           172,537    353,109
  2.320                           1,133            11,167                 -                 -                 -     19,027
  2.330                               -                 -                 -                 -                 -          -
  2.345                           5,615            24,345                 -            36,064            18,174     72,579
  2.350                          74,957            31,729                 -            88,683            30,641    119,887
  2.360                         820,443           120,497                 -           359,902           162,057    391,718
  2.370                           3,547             1,509                 -             3,819             9,613          -

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of net assets as of December 31, 2005 (continued):

                           Fifth          Fifth Third         Fifth       Fifth Third         JNL/          JNL/AIM
                       Third Balanced  Disciplined Value  Third Mid Cap  Quality Growth    AIM Large Cap   Real Estate
                       VIP Portfolio     VIP Portfolio    VIP Portfolio   VIP Portfolio  Growth Portfolio   Portfolio
                       -------------     -------------    -------------   -------------  ----------------   ---------
M&E CLASS
  2.380                   $         -       $          -     $        -     $         -       $         -    $   9,651
  2.395                             -                  -              -               -           151,683       21,664
  2.400                             -             21,774         10,059          22,141            71,097       88,345
  2.405                             -                  -              -               -                 -            -
  2.410                           587             17,568          3,471           8,590           120,788      216,133
  2.420                             -                  -              -               -                 -        3,004
  2.445                             -                  -              -               -            82,737            -
  2.450                             -              3,939          1,700           3,008           186,999       28,345
  2.460                             -             23,643          7,477          18,075           280,741      105,740
  2.470                             -                  -              -               -            41,983            -
  2.480                             -                  -              -               -                 -          466
  2.495                             -                  -              -               -               705        9,837
  2.500                             -                  -              -               -           376,354      154,517
  2.505                             -                  -              -               -                 -            -
  2.510                             -                  -              -               -           304,018      137,159
  2.520                             -                  -              -               -                 -            -
  2.545                             -             25,608          9,084          25,411             3,051            -
  2.550                             -                  -              -               -            66,688       74,872
  2.560                             -              4,676              -               -            86,274       65,647
  2.570                             -                  -              -               -                 -            -
  2.595                             -                  -              -               -            48,412       31,391
  2.600                             -                  -              -               -           136,000       29,267
  2.605                             -                  -              -               -                 -            -
  2.610                             -             35,644         13,659          33,085           732,308      427,966
  2.620                             -                  -              -               -                 -       16,065
  2.645                             -                  -              -               -             2,663       32,558
  2.650                             -                  -              -               -             6,637       67,721
  2.660                             -              1,885            832           1,958           212,922      155,934
  2.670                             -                  -              -               -             2,855            -
  2.680                             -                  -              -               -                 -            -
  2.695                             -                  -              -               -             5,873            -
  2.700                             -                  -              -               -             1,777       25,228
  2.710                             -             16,228          6,479           8,354           133,645      744,373
  2.720                             -                  -              -               -                 -            -
  2.745                             -                  -              -               -            22,250       32,311
  2.750                             -                  -              -               -            49,298       30,456
  2.755                             -                  -              -               -                 -            -
  2.760                             -             18,739         10,482               -           154,130      220,765
  2.770                             -                  -              -               -                 -            -
  2.795                             -                  -              -               -               467       34,015
  2.800                             -                  -              -               -            19,887       23,144
  2.805                             -                  -              -               -                 -            -
  2.810                             -                  -              -               -             7,071       71,553
  2.820                             -                  -              -               -            20,794       41,293
  2.845                             -                  -              -               -                 -        4,840
  2.850                             -                  -              -               -            12,572       10,076
  2.860                             -                  -              -               -            26,497            -

                             JNL/                                JNL/                             JNL/Eagle       JNL/FMR
                        AIM Small Cap       JNL/Alger      Alliance Capital   JNL/Eagle Core       SmallCap      Balanced
                       Growth Portfolio  Growth Portfolio  Growth Portfolio  Equity Portfolio  Equity Portfolio  Portfolio
                       ----------------  ----------------  ----------------  ----------------  ----------------  ---------
M&E CLASS
  2.380                    $          -       $         -       $         -       $         -       $         -  $       -
  2.395                         104,528            94,128                 -            65,350            19,833    110,279
  2.400                          12,352            38,102                 -            75,877            34,553    196,918
  2.405                               -                 -                 -                 -                 -          -
  2.410                          47,199            61,081                 -           188,296            70,524    236,150
  2.420                               -                 -                 -                 -                 -          -
  2.445                          15,911            20,908                 -            46,283            64,841     36,300
  2.450                          91,892            71,916                 -            53,937            22,484    236,340
  2.460                         403,720           168,382                 -           125,400           318,732    345,694
  2.470                          11,811            20,651                 -            52,484                 -          -
  2.480                               -                 -                 -                 -                 -          -
  2.495                               -            16,121                 -               693            55,569     10,792
  2.500                         234,252            14,027                 -            83,161            50,216     25,074
  2.505                               -                 -                 -                 -                 -          -
  2.510                         221,908           172,600                 -            44,315           138,405    181,536
  2.520                               -                 -                 -             5,851                 -          -
  2.545                          40,478                 -                 -                 -                 -      7,722
  2.550                          30,945             7,581                 -             2,496            30,449     84,790
  2.560                          17,604           100,463                 -           126,100           100,035    144,882
  2.570                               -                 -                 -                 -                 -          -
  2.595                               -                 -                 -            39,413             1,842          -
  2.600                          16,779            80,859                 -             7,596            46,640    101,834
  2.605                               -                 -                 -                 -                 -          -
  2.610                         107,886           168,548                 -           152,934            93,330    338,395
  2.620                               -                 -                 -                 -                 -          -
  2.645                               -                 -                 -                 -                 -     25,971
  2.650                         199,604             5,047                 -            34,707            88,725     30,092
  2.660                         269,487           127,663                 -            72,848           314,528    219,239
  2.670                          15,863                 -                 -                 -             9,917          -
  2.680                               -                 -                 -                 -                 -          -
  2.695                               -            12,185                 -            11,261             6,288          -
  2.700                               -            26,838                 -             4,711             4,824     49,033
  2.710                          18,604            39,770                 -            22,128           109,973    188,674
  2.720                               -                 -                 -                 -                 -          -
  2.745                           6,491                 -                 -            29,319            31,696          -
  2.750                          25,010               794                 -            39,851             8,321     43,174
  2.755                               -                 -                 -                 -                 -          -
  2.760                          89,539            36,995                 -            12,395            68,200    184,006
  2.770                               -                 -                 -                 -                 -          -
  2.795                               -                 -                 -                 -               231     19,982
  2.800                          21,555            12,295                 -            55,674            60,483    163,995
  2.805                               -                 -                 -                 -                 -          -
  2.810                          14,234            15,105                 -                 -            57,077      7,009
  2.820                               -                 -                 -                 -                 -          -
  2.845                             525            20,718                 -                 -            25,479          -
  2.850                          17,118             1,540                 -            18,251                 -      1,492
  2.860                          13,129            19,230                 -                 -            22,792     10,278

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of net assets as of December 31, 2005 (continued):

                    Fifth         Fifth Third         Fifth        Fifth Third         JNL/          JNL/AIM
               Third Balanced  Disciplined Value  Third Mid Cap  Quality Growth   AIM Large Cap    Real Estate
                VIP Portfolio    VIP Portfolio    VIP Portfolio   VIP Portfolio  Growth Portfolio   Portfolio
                -------------    -------------    -------------   -------------  ----------------   ---------
M&E CLASS
  2.870         $           -     $            -   $          -    $          -   $             -    $       -
  2.895                     -                  -              -               -                 -       21,275
  2.900                     -                  -              -               -                40       14,171
  2.910                     -                  -              -               -            89,288       11,496
  2.920                     -                  -              -               -                 -            -
  2.945                     -                  -              -               -                 -            -
  2.950                     -                  -              -               -                 -        4,422
  2.955                     -                  -              -               -                 -            -
  2.960                     -                  -              -               -             1,217       16,641
  2.970                     -                  -              -               -                 -            -
  2.995                     -                  -              -               -                 -            -
  3.000                     -                  -              -               -                 -       16,167
  3.010                     -             21,983          9,398               -            81,051        2,409
  3.045                     -                  -              -               -                 -            -
  3.050                     -                  -              -               -                 -       13,371
  3.060                     -                  -              -               -           150,026      153,802
  3.070                     -                  -              -               -                 -            -
  3.095                     -                  -              -               -            19,404            -
  3.100                     -                  -              -               -                 -            -
  3.110                     -                  -              -               -                 -        2,949
  3.120                     -                  -              -               -                 -            -
  3.145                     -                  -              -               -                 -        9,526
  3.150                     -                  -              -               -               542        5,773
  3.160                     -             39,313         16,522          39,199            17,723            -
  3.195                     -                  -              -               -                 -            -
  3.200                     -                  -              -               -                 -            -
  3.210                     -                  -              -               -                 -            -
  3.245                     -                  -              -               -                 -            -
  3.250                     -                  -              -               -                 -            -
  3.255                     -                  -              -               -                 -            -
  3.260                     -                  -              -               -                 -            -
  3.270                     -                  -              -               -                 -       19,729
  3.295                     -                  -              -               -                 -            -
  3.300                     -                  -              -               -                 -       47,146
  3.310                     -                  -              -               -                 -            -
  3.345                     -                  -              -               -                 -            -
  3.350                     -                  -              -               -                 -            -
  3.360                     -                  -              -               -                 -       19,119
  3.395                     -                  -              -               -                 -        2,254
  3.400                     -                  -              -               -                 -            -
  3.410                     -                  -              -               -                 -            -
  3.445                     -                  -              -               -                 -            -
  3.450                     -                  -              -               -                 -            -
  3.460                     -                  -              -               -                 -            -
  3.470                     -                  -              -               -                 -            -
  3.500                     -                  -              -               -                 -            -
  3.510                     -                  -              -               -                 -            -

                     JNL/                                JNL/                              JNL/Eagle      JNL/FMR
                AIM Small Cap       JNL/Alger      Alliance Capital   JNL/Eagle Core       SmallCap       Balanced
               Growth Portfolio  Growth Portfolio  Growth Portfolio  Equity Portfolio  Equity Portfolio  Portfolio
               ----------------  ----------------  ----------------  ----------------  ----------------  ---------
M&E CLASS
  2.870        $              -   $             -   $             -   $             -  $              -  $       -
  2.895                       -             5,014                 -                 -                 -          -
  2.900                  10,061            63,264                 -                 -           101,415      2,551
  2.910                  36,568            44,659                 -            32,837            15,294     27,217
  2.920                       -                 -                 -                 -                 -          -
  2.945                       -                 -                 -                 -                 -     30,929
  2.950                       -                 -                 -                 -                 -     40,249
  2.955                       -                 -                 -                 -                 -          -
  2.960                   1,200            93,012                 -                 -                 -     15,884
  2.970                       -                 -                 -                 -             8,822          -
  2.995                       -                 -                 -                 -                 -          -
  3.000                       -                 -                 -                 -                 -     33,534
  3.010                  63,593            59,091                 -            14,447            37,708     79,970
  3.045                   8,111                 -                 -                 -                 -          -
  3.050                       -                 -                 -                 -                 -          -
  3.060                 101,062            81,985                 -            15,013            29,177    121,972
  3.070                       -                 -                 -                 -                 -          -
  3.095                       -                 -                 -                 -             9,753          -
  3.100                       -                 -                 -                 -                 -          -
  3.110                       -                 -                 -                 -            45,815     12,658
  3.120                       -                 -                 -                 -                 -          -
  3.145                   8,922                 -                 -             8,370                 -          -
  3.150                       -                 -                 -            22,972            12,368          -
  3.160                  17,550                 -                 -                 -                 -     27,327
  3.195                       -                 -                 -                 -                 -          -
  3.200                       -                 -                 -                 -                 -          -
  3.210                  10,992                 -                 -                 -            29,641          -
  3.245                       -                 -                 -                 -                 -          -
  3.250                       -                 -                 -                 -                 -          -
  3.255                       -                 -                 -                 -                 -          -
  3.260                       -            60,179                 -                 -             2,505          -
  3.270                       -                 -                 -                 -                 -          -
  3.295                       -                 -                 -                 -                 -          -
  3.300                       -                 -                 -                 -                 -          -
  3.310                       -                 -                 -                 -                 -          -
  3.345                       -                 -                 -                 -                 -          -
  3.350                       -                 -                 -                 -                 -          -
  3.360                       -            37,667                 -                 -                 -          -
  3.395                       -                 -                 -                 -                 -          -
  3.400                       -                 -                 -                 -                 -          -
  3.410                       -                 -                 -                 -             3,927          -
  3.445                       -                 -                 -                 -                 -          -
  3.450                       -                 -                 -                 -                 -          -
  3.460                       -                 -                 -                 -                 -          -
  3.470                       -                 -                 -                 -                 -          -
  3.500                       -                 -                 -                 -                 -          -
  3.510                       -                 -                 -                 -                 -          -

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
The following is a summary of net assets as of December 31, 2005 (continued):

                            Fifth         Fifth Third         Fifth        Fifth Third         JNL/          JNL/AIM
                       Third Balanced  Disciplined Value  Third Mid Cap  Quality Growth   AIM Large Cap    Real Estate
                        VIP Portfolio    VIP Portfolio    VIP Portfolio   VIP Portfolio  Growth Portfolio   Portfolio
                        -------------    -------------    -------------   -------------  ----------------   ---------
M&E CLASS
  3.545                 $           -    $             -    $         -    $          -   $             -  $    19,459
  3.560                             -                  -              -               -                 -            -
  3.610                             -                  -              -               -                 -            -
  3.650                             -                  -              -               -                 -            -
  3.660                             -                  -              -               -                 -            -
  3.695                             -                  -              -               -                 -            -
  3.700                             -                  -              -               -                 -            -
  3.710                             -                  -              -               -                 -       41,872
  3.750                             -                  -              -               -                 -            -
  3.760                             -                  -              -               -                 -            -
  3.800                             -                  -              -               -                 -            -
  3.860                             -                  -              -               -                 -            -
  3.895                             -                  -              -               -                 -            -
  3.910                             -                  -              -               -                 -            -
  4.000                             -                  -              -               -                 -            -




PERSPECTIVE
Standard Benefit                    -                  -              -               -         9,745,119    3,166,317
 Maximum Anniversary
   Value Benefit                    -                  -              -               -           120,017            -
 Earnings Protection
   Benefits                         -                  -              -               -           151,061            -
 Combined Optional
   Benefits                         -                  -              -               -            30,100            -
                        -------------    ---------------    -----------    ------------   ---------------  -----------
           Total        $     138,646    $     6,339,347    $ 2,722,413    $  5,254,949   $    77,264,739  $23,176,602
                        =============    ===============    ===========    ============   ===============  ===========

                            JNL/                                JNL/                             JNL/Eagle         JNL/FMR
                        AIM Small Cap      JNL/Alger      Alliance Capital   JNL/Eagle Core       SmallCap         Balanced
                      Growth Portfolio  Growth Portfolio  Growth Portfolio  Equity Portfolio  Equity Portfolio    Portfolio
                      ----------------  ----------------  ----------------  ----------------  ----------------    ---------
M&E CLASS
  3.545                $             -  $              -  $              -   $             -    $            -   $          -
  3.560                              -                 -                 -                 -            16,645              -
  3.610                              -                 -                 -                 -            16,027              -
  3.650                              -                 -                 -                 -                 -              -
  3.660                              -                 -                 -                 -                 -              -
  3.695                              -                 -                 -                 -                 -              -
  3.700                              -                 -                 -                 -                 -              -
  3.710                              -                 -                 -                 -                 -              -
  3.750                              -                 -                 -                 -                 -              -
  3.760                              -                 -                 -                 -                 -              -
  3.800                              -                 -                 -                 -                 -              -
  3.860                              -                 -                 -                 -                 -              -
  3.895                              -                 -                 -                 -                 -              -
  3.910                              -                 -                 -                 -             2,722              -
  4.000                              -                 -                 -                 -                 -              -




PERSPECTIVE
Standard Benefit             6,497,166       116,986,864                 -        35,889,261        45,805,082     42,549,588
 Maximum Anniversary
   Value Benefit                68,352            49,695                 -            88,490           107,634        384,349
 Earnings Protection
   Benefits                     26,479           280,841                 -           116,941           134,643        397,584
 Combined Optional
   Benefits                      8,315            13,685                 -             3,786            14,703         42,569
                       ---------------  ----------------  ----------------   ---------------    --------------   ------------
     Total             $    45,043,273  $    157,539,730  $              -   $    80,193,473    $   80,053,058   $118,849,874
                       ===============  ================  ================   ===============    ==============   ============

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

      The following is a summary of net assets as of December 31, 2005 (continued):


                                    JNL/Franklin      JNL/Goldman
                     JNL/FMR         Templeton           Sachs         JNL/JPMorgan       JNL/JPMorgan     JNL/Lazard
                     Capital         Small Cap          Mid Cap       International      International      Mid Cap
                 Growth Portfolio  Value Portfolio  Value Portfolio   Equity Portfolio   Value Portfolio  Value Portfolio
                 ----------------  ---------------  ----------------- ----------------  ----------------  ---------------
 M&E CLASS
    1.000            $        --       $       --        $       --       $   65,378         $  356,506       $   928,837
    1.100                     --               --                --           42,865            153,078            10,474
    1.150              2,012,608          241,722         1,634,943        3,354,625          7,029,683        11,584,077
    1.250              1,411,547        1,069,067         1,369,266        3,024,225          5,259,724         7,921,575
    1.300                562,015          323,840           450,412        2,579,183          3,140,284         5,888,254
    1.350                     --               --                --          487,427            737,610           392,842
    1.395                     --               --                --               --                 --                --
    1.400                410,002          233,527            59,902        1,114,488          2,646,283         4,993,511
    1.420                     --               --                --               --                 --                --
    1.450                382,025           18,275            26,055          719,585            943,252         1,731,244
    1.500              1,075,509          316,431         1,546,561        2,949,705          4,772,332         6,892,440
    1.545                381,916           33,976           102,059          315,826            676,533         1,281,708
    1.550                 55,120           65,331            75,984          377,969          1,164,508         1,547,711
    1.560                     --          210,662                --               --                 --                --
    1.570                 30,921               --            22,043           27,076            237,573           217,658
    1.575                     --               --                --               --                 --                --
    1.600                801,238          613,947         1,182,892        2,077,910          6,121,084         4,507,189
    1.605                     --               --                --            8,472                 --                --
    1.630                     --               --                --           34,637              2,899             2,588
    1.645                 14,932           13,103            46,893           13,239            110,434           145,070
    1.650              1,040,977          955,011         1,809,462        3,059,325          3,906,765         6,823,212
    1.660                     --               --                --               --            378,454           180,568
    1.670                 72,686           13,571             7,038           11,292             78,905           161,205
    1.695                 69,445           23,861            28,319          142,598            788,924           386,405
    1.700                419,027          117,546           192,342          912,422          2,709,403         3,908,500
    1.710                948,175          367,921           754,293        2,735,734          6,071,565         8,714,558
    1.720                 53,853               --                --           67,354             28,216           180,941
    1.725                     --               --                --               --                 --                --
    1.745                     --               --                --               --                 --                --
    1.750                226,929          150,757            62,725          634,090          1,191,338         1,703,493
    1.760                 28,251           35,264                --           82,389             17,834           149,417
    1.795                 16,621               --                --           59,855            239,563           239,309
    1.800                217,721          266,254           499,812          854,240          1,239,081         2,919,478
    1.810                803,963          612,400         1,234,583        1,156,400          4,253,148         4,544,481
    1.820                     --            8,037             8,191           37,112             30,809           256,021
    1.825                     --               --                --               --                 --                --
    1.845                 54,320               --                --          117,304            385,553           614,805
    1.850                339,492           75,087           230,173          572,680            891,407         1,518,004
    1.855                     --               --                --               --                 --                --
    1.860                424,799          125,348           311,774        1,402,840          1,808,825         5,311,056
    1.870                     --               --                --               --             58,673            44,980
    1.880                     --               --                --               --                 --                --
    1.895                 62,961           27,637            60,531          291,316            297,682           567,685
    1.900                184,757          201,693           326,188          792,459          1,578,304         2,053,644
    1.905                     --               --                --               --              6,618                --
    1.910                     --               --                --               --             29,664                --
    1.920                  5,063           30,524           117,516           32,058            106,379           198,334

                                                                                                            JNL/MCM
                  JNL/Lazard                          JNL/MCM          JNL/MCM             JNL/MCM          Enhanced
                  Small Cap         JNL/MCM         Bond Index       Communications     Consumer Brands  S&P 500 Stock
                Value Portfolio   25 Portfolio       Portfolio      Sector Portfolio   Sector Portfolio  Index Portfolio
                ---------------   ------------       ---------      ----------------   ----------------  ---------------
 M&E CLASS
    1.000          $   136,998      $ 1,416,071       $   527,485        $      --          $   49,890      $   270,307
    1.100                1,146        1,247,344                --           19,174               7,847            2,733
    1.150           10,827,122       52,848,659        12,586,152          198,852             442,983        6,169,132
    1.250            5,171,627       52,048,737        12,585,824          412,361             625,188        2,510,311
    1.300            4,109,806       12,042,753         4,838,051               --             171,846        2,538,984
    1.350              897,967          726,114            79,906          136,630             128,991               --
    1.395                   --               --                --               --                  --               --
    1.400            3,370,928        9,778,961         2,613,033           43,249             208,782        1,672,295
    1.420                   --           72,393                --               --                  --               --
    1.450            1,470,901        5,440,863         2,110,110           58,626              96,969          611,522
    1.500            4,626,789       38,506,920        10,039,912          378,420             457,704        2,371,457
    1.545              810,962        4,708,382           811,310            4,991              19,354          616,383
    1.550              741,094        7,645,945         3,065,331          106,954             158,381          416,521
    1.560                   --          819,508                --               --                  --               --
    1.570              232,547          812,873           263,993               --                  --           69,881
    1.575                   --               --                --               --                  --               --
    1.600            4,535,692       29,008,907        12,265,119          365,643             415,249        1,988,900
    1.605                   --           23,284                --               --                  --               --
    1.630               22,284           93,296            36,542               --                  --           32,436
    1.645               80,524        1,190,290           305,457              998               7,766           42,311
    1.650            6,647,228       39,463,803        11,545,249          211,299             427,856        1,936,267
    1.660                   --          771,231                --               --                  --           20,916
    1.670               89,188          778,639           102,687               --                 329           12,901
    1.695              388,508        1,819,548           691,669            3,930              30,331          407,557
    1.700            2,371,571       12,644,124         4,909,992          236,951             397,069        1,386,046
    1.710            7,007,752       21,849,211         6,526,830          246,874             292,746        3,219,933
    1.720               54,553          265,784            86,722               --               7,344           24,439
    1.725                   --               --                --               --                  --               --
    1.745                   --               --                --               --                  --               --
    1.750            1,268,337        6,497,819         1,695,098           23,620              94,212          567,471
    1.760               74,025        2,267,914           413,280              917                 892               --
    1.795              196,311        1,074,953            49,001            3,303                  --          223,518
    1.800            1,477,367       11,541,288         2,236,287           94,212             183,607        1,136,499
    1.810            2,718,917       19,685,256         5,395,841          299,131           1,275,205        2,083,474
    1.820              172,924          102,352            81,203               --                  --           52,422
    1.825                   --               --                --               --                  --               --
    1.845              407,129        1,587,172           338,776           40,443              47,657          158,706
    1.850              755,034        7,378,481         2,729,092           34,389             220,375          225,561
    1.855                   --            1,175                --               --                  --               --
    1.860            2,730,086        9,420,180         4,697,908            5,391             220,924        2,024,192
    1.870                   --          371,458                --               --               4,093           46,123
    1.880                   --            5,215                --               --                  --               --
    1.895              731,634        1,346,971           281,049          134,252              64,010          165,986
    1.900            1,277,466        8,811,418         3,034,369          120,592             187,215          598,870
    1.905                   --            2,443            21,913               --                  --               --
    1.910                   --          271,020                --               --                  --               --
    1.920               89,271          657,958           267,159            7,391               9,306           53,409

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

      The following is a summary of net assets as of December 31, 2005 (continued):



                     JNL/FMR        JNL/Franklin      JNL/Goldman Sachs  JNL/JPMorgan       JNL/JPMorgan      JNL/Lazard
                     Capital       Templeton Small   Cap  Mid Cap       International      International        Mid Cap
                 Growth Portfolio  Value Portfolio    Value Portfolio   Equity Portfolio   Value Portfolio  Value Portfolio
                 ----------------  ---------------    ---------------   ----------------   ---------------  ---------------
   M&E CLASS
    1.945              $ 210,033        $  16,390           $  16,627      $    60,742        $   399,648       $   146,151
    1.950                223,311           61,830             153,291          342,620          1,030,709         1,368,666
    1.955                     --               --                  --               --                 --                --
    1.960                473,467           14,590             209,925        1,133,587          1,602,765         2,421,957
    1.970                  5,062               --                  --               --            132,458            25,131
    1.980                     --               --                  --               --                 --                --
    1.995                 22,067            8,230              69,207           55,161            329,275           359,964
    2.000                172,038          213,489             182,812          381,836          3,544,237         1,755,847
    2.005                     --           24,750              24,953            4,049                 --             5,896
    2.010                111,618               --                  --          139,498            363,662           793,824
    2.020                 68,306               --              27,291            5,416            142,502           104,175
    2.030                     --               --                  --               --                 --                --
    2.045                 57,381           26,935              72,380           69,151            217,795           243,414
    2.050                166,370           77,570             108,246          317,119          1,606,145         1,363,019
    2.055                     --               --                  --               --                 --                --
    2.060                128,176          357,870             465,660          776,533          2,455,434         2,539,115
    2.070                 11,155            5,175                  --           31,565                 --            15,194
    2.080                     --               --                  --               --                 --                --
    2.095                 23,157           32,848                  --          226,842            386,865           467,790
    2.100                182,310           82,950             103,975          303,687          1,954,622         1,095,999
    2.110                 93,394          114,114              97,788          140,112            586,547           924,505
    2.120                  4,165              756                 753               --             60,731            62,467
    2.145                115,237              643                  --           50,778             48,124           413,076
    2.150                259,274          276,003             139,412          682,027            904,492         1,343,158
    2.155                     --               --                  --               --                 --                --
    2.160                279,184          128,988             299,745          315,849          1,960,507         2,150,650
    2.170                     --               --                  --           57,936                 --                --
    2.195                     --           16,821              22,679           41,083             26,438           156,695
    2.200                 61,370          420,122             461,558          165,110            505,445           904,078
    2.205                     --               --                  --               --                 --                --
    2.210                240,311          388,335             638,994          378,750          1,838,207         1,524,673
    2.220                  2,136               --                  --               --             24,997            17,168
    2.245                     --           17,287               8,555               --             15,329           265,953
    2.250                 20,259           27,935              42,486          431,913            426,767           430,227
    2.260                542,254           76,960              67,748          525,124          1,560,213         3,365,257
    2.270                  7,929               --              21,020               --                 --            25,189
    2.280                     --               --                  --               --                 --                --
    2.295                     --           12,898              12,904            1,916            150,651           133,549
    2.300                123,846           23,561               5,225          145,209            614,966           735,190
    2.305                     --               --                  --               --                 --                --
    2.310                132,658           14,912             169,787           27,566            484,458           601,010
    2.320                     --            2,128               2,168               --             13,741            16,352
    2.330                     --               --                  --               --                 --                --
    2.345                    207              207               4,629           25,115             49,029           102,229
    2.350                  4,716           10,759                  --           41,334            339,729           149,622
    2.360                305,396          387,282             395,288          497,209            851,340         2,316,095
    2.370                  2,547               --                  --               --              2,385            11,818

                                                                                                               JNL/MCM
                   JNL/Lazard                          JNL/MCM          JNL/MCM             JNL/MCM            Enhanced
                   Small Cap         JNL/MCM         Bond Index       Communications     Consumer Brands    S&P 500 Stock
                 Value Portfolio   25 Portfolio       Portfolio      Sector Portfolio   Sector Portfolio    Index Portfolio
                 ---------------   ------------       ---------      ----------------   ----------------    ---------------
   M&E CLASS
    1.945           $   129,214     $    720,583        $  472,409        $   5,396          $   68,560        $   201,091
    1.950               953,460        6,295,287         3,291,307           57,929             125,726          1,293,742
    1.955                    --           83,440            34,901               --                  --                 --
    1.960             2,115,424        6,981,129         1,302,187           29,566             150,147            574,288
    1.970                    --          752,686            19,613               --                  --                 --
    1.980                    --               --             3,802               --                  --                 --
    1.995               222,080          875,125           624,973           46,391               8,844            126,292
    2.000             2,082,962        8,006,176         3,483,336           16,962             107,326            425,488
    2.005                 2,870          154,165             1,561               --                  --                 --
    2.010               731,785        2,675,238           596,994               --              24,505            255,460
    2.020                77,731          438,305           204,923            2,573              12,259             46,252
    2.030                    --            2,129             2,125               --                  --                 --
    2.045               155,817        1,470,056           502,472            9,282              12,810            194,592
    2.050             1,069,133        6,330,175         1,986,839           14,150              36,398            493,982
    2.055                    --            7,413             6,019               --                  --                 --
    2.060             2,179,244       11,969,649         4,464,982          340,217             175,539            357,166
    2.070                11,182          265,797           124,742            8,405                  --                 --
    2.080                    --               --             3,974               --                  --                 --
    2.095               390,823          672,604           322,732           24,194               5,511            139,678
    2.100             1,127,569        5,796,008         2,387,303           67,864              37,788            233,995
    2.110               558,461        2,434,975         3,674,496           80,452             169,559            601,450
    2.120                23,050          164,162            43,320               --                  --              6,206
    2.145               297,629          532,348           270,669              425               2,963             43,127
    2.150               734,261        5,057,404         1,909,121          153,389             147,892            582,135
    2.155                    --               --                --               --                  --                 --
    2.160             1,511,725       10,125,321         4,080,104          399,462             392,257            982,167
    2.170                28,765           81,217            10,226               --                  --              5,958
    2.195                79,933          237,735            88,331               --                  --             33,482
    2.200               638,057        3,249,738           917,266           58,222              53,331             84,133
    2.205                    --               --             7,442               --                  --                 --
    2.210             1,108,600       13,799,343         4,964,139          156,120             252,343            675,001
    2.220                28,212           27,318            59,567               --                  --              6,986
    2.245               230,128          347,684           142,564               --               3,014             43,499
    2.250               301,290        2,317,641           737,623            5,303                 663            211,940
    2.260             1,616,930        5,075,654         2,088,960           43,709              64,669            483,894
    2.270                31,306           79,999            10,361               --                  --             28,070
    2.280                    --            1,450                --               --                  --                 --
    2.295                47,575          297,880           165,807               --               3,062             40,352
    2.300               365,853        2,189,778           710,687               --               2,783            152,399
    2.305                    --           15,339            28,579               --                  --                 --
    2.310               289,758        2,658,320         1,426,334           18,302              59,789            374,441
    2.320                17,049          113,996            34,598               --                  --                 --
    2.330                    --           23,019                --               --                  --                 --
    2.345                49,824          361,527           184,149            1,296               2,474             10,241
    2.350               128,177        1,336,600            59,644           30,627               4,116             22,141
    2.360             1,467,015        4,780,559         1,263,809           14,396              57,910            124,340
    2.370                11,184           32,139             4,221               --               2,055              1,743

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

      The following is a summary of net assets as of December 31, 2005 (continued):



                     JNL/FMR        JNL/Franklin    JNL/Goldman Sachs  JNL/JPMorgan       JNL/JPMorgan      JNL/Lazard
                     Capital       Templeton Small Cap  Mid Cap       International      International        Mid Cap
                 Growth Portfolio  Value Portfolio  Value Portfolio   Equity Portfolio   Value Portfolio  Value Portfolio
                 ----------------  ---------------  ---------------   ----------------   ---------------  ---------------
   M&E CLASS
    2.380            $        --        $      --         $   6,177        $      --          $      --       $        --
    2.395                 12,425            8,897            17,558           83,942            232,377           320,528
    2.400                 50,833           16,655            49,762           55,934            125,241           245,068
    2.405                     --               --                --               --                 --             4,271
    2.410                136,309           80,195           106,690          133,640            332,623           412,100
    2.420                     --               --                --               --            194,864             2,887
    2.445                 50,824           10,073            19,217            1,593             33,131            66,219
    2.450                 64,769            2,466            39,081           57,246            232,430           373,693
    2.460                112,596           43,473            39,921           81,150            528,228         1,035,672
    2.470                  2,608               --                --               --                 --                --
    2.480                     --               --                --               --                 --                --
    2.495                  9,351            3,957             5,991            3,040             62,118            59,190
    2.500                 38,944           34,360           170,325          178,446            387,749           239,518
    2.505                     --               --                --               --                 --                --
    2.510                122,289           27,146           209,308          281,815            452,640           612,111
    2.520                     --               --                --               --             16,674            18,438
    2.545                  3,276           20,092            13,129           81,689             37,563            70,169
    2.550                 84,575           34,351            31,463           14,680             50,430           265,063
    2.560                110,697           31,759            99,661          154,015            479,185           204,268
    2.570                     --               --                --               --                 --                --
    2.595                     --           36,017            36,023               --             43,506             2,481
    2.600                 29,634           13,971           108,420               --            107,181           124,465
    2.605                     --               --                --               --                 --                --
    2.610                 42,669           81,100            77,435          134,016            693,571         1,099,179
    2.620                     --               --                --               --              8,374            11,745
    2.645                     --            2,019             2,012            6,110             38,358             5,111
    2.650                 11,794               --                --               --            312,473           205,680
    2.660                240,643           69,725            62,810           78,693          1,382,195         1,073,272
    2.670                     --           31,443            15,646               --             26,247            14,146
    2.680                     --               --                --               --                 --                --
    2.695                     --            6,194                --              673                 --            10,762
    2.700                 12,920            9,929            10,096               --            120,859            39,922
    2.710                155,808           70,313            52,857          178,865            406,163           229,763
    2.720                     --               --                --               --                 --                --
    2.745                     --            2,974            24,922           11,075             39,986            14,613
    2.750                 43,329           12,856             9,272           55,249            145,287            87,421
    2.755                     --               --                --               --                 --                --
    2.760                 51,472           94,603            80,868           85,250            268,023           274,488
    2.770                     --               --                --            9,424                 --             9,521
    2.795                     --               --                --               --             21,070               385
    2.800                  7,260            8,420             7,731           20,587            137,917            90,492
    2.805                     --               --                --               --                 --                --
    2.810                     --           33,649            97,434           69,697             94,525            55,578
    2.820                     --               --                --               --                 --            10,152
    2.845                     --               --               526               --              4,840            20,674
    2.850                    137              136             5,217           49,778             16,147            24,142
    2.860                     --            2,956                --            1,354             15,014            32,468

                                                                                                           JNL/MCM
                 JNL/Lazard                          JNL/MCM          JNL/MCM             JNL/MCM          Enhanced
                 Small Cap         JNL/MCM         Bond Index       Communications     Consumer Brands  S&P 500 Stock
               Value Portfolio   25 Portfolio       Portfolio      Sector Portfolio   Sector Portfolio  Index Portfolio
               ---------------   ------------       ---------      ----------------   ----------------  ---------------
   M&E CLASS
    2.380          $       --      $        --      $     10,640       $       --          $       --       $       --
    2.395             138,244          615,064           164,840            2,041               2,012           34,366
    2.400              82,097          768,244           410,623           14,449              14,616           33,829
    2.405               2,130               --                --               --                  --               --
    2.410             449,647        2,621,860         1,262,865           25,663              43,984          102,651
    2.420              85,198           63,100           128,750               --                  --               --
    2.445              58,106          190,338           150,589               --                  --               --
    2.450             335,234        1,112,269           469,670            1,710              15,908          129,950
    2.460             762,501        2,898,834         1,179,379          135,196             180,183          293,600
    2.470                  --           42,031            23,982               --                  --          111,909
    2.480                  --               --               748               --                  --               --
    2.495              17,013          218,267            43,925               --                  --               --
    2.500             352,380          580,214           511,685               --              32,784           40,006
    2.505                  --           12,651                --               --                  --               --
    2.510             722,419        1,672,768           884,061           23,419              80,792          155,571
    2.520               9,302           84,470            10,984               --                  --            3,023
    2.545              78,200          151,960           160,245               --                  --               --
    2.550             207,527          830,525           136,708              247                  --           10,956
    2.560             630,060        2,774,768         1,514,452            3,627             129,574          170,657
    2.570                  --           20,289            44,331               --                  --               --
    2.595                  --          156,192            21,732               --               3,032           25,016
    2.600              77,807          786,535            99,653            3,057                  --           21,564
    2.605                  --            6,273                --               --                  --               --
    2.610             487,956        3,224,210           966,226           11,692              93,410          291,501
    2.620                  --           15,546                --               --                  --               --
    2.645              11,267          270,463           100,441               --                  --               --
    2.650             176,226          368,108           143,335           36,194               9,191           13,120
    2.660           1,450,622        1,921,544           611,922           21,933              19,298           20,128
    2.670              13,740           72,329            12,238               --                  --               --
    2.680                  --           32,381                --               --                  --               --
    2.695                 630          104,178            14,125            5,391               5,269               --
    2.700              54,218          301,352           147,972               --                  --           35,077
    2.710             328,295        1,883,127         1,262,079           53,608              15,675          103,909
    2.720                  --               --                --               --                  --               --
    2.745              10,741          257,168                --               --                  --           47,201
    2.750              64,411          122,231             7,559               --                  --               --
    2.755                  --               --            10,465               --                  --               --
    2.760             127,586        1,380,076           496,936           10,860              16,477           45,632
    2.770                  --               --                --               --                  --           27,935
    2.795                  --            1,335            14,398               --               4,558               --
    2.800              53,751          105,689           102,032               --                  --          124,902
    2.805                  --               --                --               --                  --               --
    2.810              13,123          506,257           145,306           14,668                  --           73,838
    2.820                  --            7,022                --               --                  --               --
    2.845                 515               --             2,619               --                  --               --
    2.850              18,241           15,451             1,722               --                  --               --
    2.860              73,494          374,972            28,378               --               3,679           71,447

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

      The following is a summary of net assets as of December 31, 2005 (continued):



                     JNL/FMR         JNL/Franklin     JNL/Goldman Sachs    JNL/JPMorgan       JNL/JPMorgan       JNL/Lazard
                     Capital        Templeton Small    Cap Mid Cap         International      International         Mid Cap
                 Growth Portfolio   Value Portfolio   Value Portfolio     Equity Portfolio   Value Portfolio   Value Portfolio
                 ----------------   ---------------   ---------------     ----------------   ---------------   ---------------
   M&E CLASS
    2.870             $       --         $      --         $       --           $     --         $       --         $       --
    2.895                  5,027                --                 --                 --             44,416             20,768
    2.900                  2,532             2,221                 --             46,750             56,334            349,641
    2.910                 17,884             1,790             17,084             34,125             81,545            148,181
    2.920                     --                --                 --                 --                 --                 --
    2.945                     --                --              2,960                 --              4,598              6,058
    2.950                     --                --                 --                 --                 --              6,538
    2.955                     --                --                 --                 --                 --                 --
    2.960                     --                --              8,241            258,163             30,701             45,632
    2.970                     --                --                 --                 --              3,699              9,176
    2.995                     --                --                 --                 --                 --                 --
    3.000                     --                --                 --                 --             16,167                 --
    3.010                  4,367            14,842             10,814             26,361             93,919            194,375
    3.045                     --                --                 --                 --                 --                 --
    3.050                 28,765            13,118             13,420              9,847             22,889                 --
    3.060                 47,085             4,278             28,231            196,496            124,378            128,603
    3.070                     --                --                 --                 --                 --                 --
    3.095                     --                --                 --                 --                 --             16,270
    3.100                     --                --                 --                 --                 --                 --
    3.110                     --            10,627             10,749             11,086             13,659             15,788
    3.120                     --                --                 --                 --                 --                 --
    3.145                     --                --                 --                 --              9,526              4,462
    3.150                    137               136                 --                138             31,719             17,626
    3.160                  5,306                --                 --             12,444              1,413             16,550
    3.195                     --                --                 --                 --                 --                 --
    3.200                     --                --                 --                 --                 --                 --
    3.210                     --                --                 --                 --              6,436             29,530
    3.245                     --                --                 --                 --                 --                 --
    3.250                     --                --                 --                 --                 --                 --
    3.255                     --                --                 --                 --                 --                 --
    3.260                     --                --                 --                 --              3,758             15,321
    3.270                     --                --                 --                 --             19,729                 --
    3.295                     --                --                 --                 --                 --                 --
    3.300                     --                --                 --                 --             47,146                 --
    3.310                  3,686                --                 --                 --                 --                 --
    3.345                     --                --                 --                 --                 --                 --
    3.350                     --                --                 --                 --                 --                 --
    3.360                     --                --                 --                 --              4,462                 --
    3.395                     --                --                 --                 --              2,254              3,251
    3.400                     --                --                 --                 --                 --                 --
    3.410                     --             3,871              1,502                 --              4,183              2,390
    3.445                  2,900                --                 --                 --                 --                 --
    3.450                     --                --                 --                 --                 --                 --
    3.460                     --                --                 --                 --                 --                 --
    3.470                     --                --                 --                 --                 --                 --
    3.500                     --                --                 --                 --                 --                 --
    3.510                     --                --                 --                 --                 --                 --

                                                                                                               JNL/MCM
                     JNL/Lazard                          JNL/MCM          JNL/MCM             JNL/MCM          Enhanced
                     Small Cap         JNL/MCM         Bond Index       Communications     Consumer Brands  S&P 500 Stock
                   Value Portfolio   25 Portfolio       Portfolio      Sector Portfolio   Sector Portfolio  Index Portfolio
                   ---------------   ------------       ---------      ----------------   ----------------  ---------------
   M&E CLASS
    2.870                $     --        $      --        $       --        $      --           $      --         $     --
    2.895                  17,843           18,612             8,272               --              48,799               --
    2.900                  30,539          114,427           174,052               --                  --               --
    2.910                  90,388          308,985           121,450           13,242                  --           51,292
    2.920                      --               --                --               --                  --               --
    2.945                      --               --                --               --                  --               --
    2.950                      --           51,499            20,086               --                  --               --
    2.955                      --               --                --               --                  --               --
    2.960                 163,008          375,470           177,886               --              24,243               --
    2.970                   8,863               --                --               --                  --               --
    2.995                      --               --            34,983               --                  --               --
    3.000                      --           31,473             3,213               --                  --               --
    3.010                  89,858          409,322           175,631               --              68,133            7,608
    3.045                      --           11,330                --               --                  --               --
    3.050                      --           59,988                --               --                  --               --
    3.060                  80,008          796,136           156,825            4,970              14,998           19,842
    3.070                      --           10,488                --               --                  --               --
    3.095                      --           12,943            38,974               --               9,732               --
    3.100                      --           30,821                --               --                  --               --
    3.110                   9,330           47,672               240               --                  --           50,985
    3.120                      --               --                --               --                  --               --
    3.145                      --               --                --               --                  --               --
    3.150                  12,199               --                --               --                  --               --
    3.160                  10,324          187,461            80,336               --               1,338               --
    3.195                      --               --            24,165               --                  --               --
    3.200                      --           43,140                --               --                  --               --
    3.210                  10,905           12,336             6,788           29,130                  --               --
    3.245                      --               --                --               --                  --               --
    3.250                      --               --                --               --                  --               --
    3.255                      --           23,596                --               --                  --               --
    3.260                      --           87,889            27,879               --                  --               --
    3.270                      --               --                --               --                  --               --
    3.295                      --               --                --               --                  --               --
    3.300                      --               --                --               --                  --               --
    3.310                      --           45,228            10,460               --                  --            2,835
    3.345                      --               --                --               --                  --               --
    3.350                      --               --                --               --                  --               --
    3.360                      --               --             7,570               --                  --               --
    3.395                   6,362               --                --               --                  --               --
    3.400                      --               --                --               --                  --               --
    3.410                      --            2,347             1,461               --                  --               --
    3.445                      --               --                --               --                  --               --
    3.450                      --               --                --               --                  --               --
    3.460                      --            9,912                --               --                  --               --
    3.470                      --               --                --               --                  --               --
    3.500                      --               --                --               --                  --               --
    3.510                      --            1,903             5,589               --                  --               --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

      The following is a summary of net assets as of December 31, 2005 (continued):



                             JNL/FMR        JNL/Franklin     JNL/Goldman Sachs   JNL/JPMorgan       JNL/JPMorgan      JNL/Lazard
                             Capital       Templeton Small  Cap  Mid Cap        International      International        Mid Cap
                         Growth Portfolio  Value Portfolio   Value Portfolio    Equity Portfolio   Value Portfolio  Value Portfolio
                         ----------------  ---------------   ---------------    ----------------   ---------------  ---------------
   M&E CLASS
    3.545                   $         --     $         --       $         --      $         --       $     19,459      $         --
    3.560                             --               --                 --                --             26,232                --
    3.610                          9,568               --                 --                --                 --                --
    3.650                             --               --                 --                --                 --                --
    3.660                             --               --                 --                --                 --                --
    3.695                             --               --                 --                --                 --                --
    3.700                             --               --                 --                --                 --                --
    3.710                             --               --                 --                --             41,872                --
    3.750                             --               --                 --                --                 --                --
    3.760                             --               --                 --                --                 --                --
    3.800                             --               --                 --                --                 --                --
    3.860                             --               --                 --                --                 --                --
    3.895                             --               --                 --                --                 --                --
    3.910                             --            2,753              2,705             2,828              2,860                --
    4.000                             --               --                 --                --                 --                --





 PERSPECTIVE
  Standard Benefit           102,295,416        2,356,032          4,750,705        47,924,373         24,757,975        36,657,193
   Maximum Anniversary
     Value Benefit                58,600               --                 --            27,194                 --           199,146
   Earnings Protection
     Benefits                    179,844               --             53,992           135,810            179,598           105,217
   Combined Optional
     Benefits                      1,958               --                 --             1,864             50,685             7,345
                            ------------     ------------       ------------      ------------       ------------      ------------

      Total                 $120,214,444     $ 12,192,527       $ 22,285,018      $ 88,044,355       $116,827,707      $162,241,093
                            ============     ============       ============      ============       ============      ============

                                                                                                                      JNL/MCM
                            JNL/Lazard                          JNL/MCM          JNL/MCM             JNL/MCM          Enhanced
                            Small Cap         JNL/MCM         Bond Index       Communications     Consumer Brands  S&P 500 Stock
                          Value Portfolio   25 Portfolio       Portfolio      Sector Portfolio   Sector Portfolio  Index Portfolio
                          ---------------   ------------       ---------      ----------------   ----------------  ---------------
   M&E CLASS
    3.545                   $         --     $         --      $         --     $         --        $         --     $         --
    3.560                             --           41,059            53,719               --              33,906           16,884
    3.610                             --           19,030                --               --                  --           15,986
    3.650                             --               --                --               --                  --               --
    3.660                             --               --                --               --                  --               --
    3.695                             --               --                --               --                  --               --
    3.700                             --               --                --               --                  --               --
    3.710                             --               --                --               --                  --               --
    3.750                             --               --                --               --                  --               --
    3.760                             --               --                --               --                  --               --
    3.800                             --               --                --               --                  --               --
    3.860                             --               --                --               --                  --               --
    3.895                             --               --                --               --                  --               --
    3.910                             --               --             2,720               --                  --               --
    4.000                             --               --                --               --                  --               --





 PERSPECTIVE
  Standard Benefit            27,255,268       41,384,714         6,721,818        7,501,909           8,459,307        6,762,750
   Maximum Anniversary
     Value Benefit               200,130          205,456            51,629               --                  --           89,975
   Earnings Protection
     Benefits                    114,688          925,925             8,116          296,212             360,748           56,518
   Combined Optional
     Benefits                     24,479            5,343            42,702               --                  --               --
                            ------------     ------------      ------------     ------------        ------------     ------------

      Total                 $121,324,637     $547,728,420      $169,205,740     $ 12,982,443        $ 17,930,060     $ 51,575,657
                            ============     ============      ============     ============        ============     ============

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

      The following is a summary of net assets as of December 31, 2005 (continued):


                     JNL/MCM          JNL/MCM          JNL/MCM            JNL/MCM            JNL/MCM           JNL/MCM
                    Financial          Global         Healthcare       International          JNL 5            Nasdaq(R)
                 Sector Portfolio   15 Portfolio    Sector Portfolio   Index Portfolio      Portfolio        15 Portfolio
                 ----------------   ------------    ----------------   ---------------      ---------        ------------
 M&E CLASS
    1.000           $         --      $ 1,472,319      $    54,309      $     606,378      $    2,463,383      $        --
    1.100                     --        1,532,724           51,549            436,581           3,885,092          190,064
    1.150                694,065       58,830,307        4,081,461         20,920,947          35,316,732        2,475,769
    1.250              1,284,347       62,869,094        6,220,433         24,506,859         163,620,473        6,357,688
    1.300                334,277       13,221,983          576,995          7,311,052           7,337,971          404,716
    1.350                142,368        1,020,351          280,907          1,410,038           1,395,195          270,027
    1.395                     --               --               --                 --                  --               --
    1.400                340,860       10,684,658          503,968          5,292,742          10,491,326          766,015
    1.420                     --           86,623               --            167,631                  --               --
    1.450                673,065        5,860,415          753,476          2,898,761           2,270,301          451,857
    1.500              1,252,523       45,144,862        3,006,192         19,312,230          47,381,713        1,626,526
    1.545                  4,803        4,194,766          167,676          1,838,627           2,785,241           83,634
    1.550              1,277,634        8,624,274        1,147,644          4,472,663          22,432,142          867,764
    1.560                     --          869,441               --             82,055             666,905               --
    1.570                 17,567          807,246           43,731            383,380           1,822,414           40,068
    1.575                     --               --               --                 --                  --               --
    1.600                659,893       35,020,198        2,542,989         14,625,847          42,738,169        1,064,649
    1.605                     --           26,898               --                 --             106,428               --
    1.630                     --           70,972            1,142              5,642              26,971           38,810
    1.645                  1,641        1,362,564           87,626            537,196           1,706,957          146,482
    1.650                712,299       47,072,628        2,857,796         17,731,655         143,867,469        2,781,905
    1.660                     --          605,391          110,866             57,375           5,810,358          106,673
    1.670                     --          935,953           87,743            430,672           1,176,710           41,141
    1.695                 34,765        1,916,814          221,361            703,978           2,459,538           47,747
    1.700                646,724       12,790,220        1,391,486          7,479,965          24,225,429          856,263
    1.710              1,595,153       25,098,552        2,923,733         11,420,299          25,999,009        1,194,644
    1.720                     --          312,026           40,481             80,835              49,673           26,539
    1.725                     --               --               --                 --                  --               --
    1.745                     --               --               --                 --              58,367               --
    1.750                 78,028        7,214,669          521,602          3,031,913          18,416,126          115,105
    1.760                 14,393        2,552,183           44,206            573,435           1,323,141           40,970
    1.795                 86,214        1,203,313           35,783            253,167             689,608               --
    1.800                655,592       13,142,970        1,286,672          4,401,185          22,094,139        1,459,156
    1.810              1,843,633       22,612,496        2,647,582         10,248,377          59,434,284        1,406,238
    1.820                     --           71,722            6,958            173,488             273,692               --
    1.825                     --               --               --                 --                  --               --
    1.845                 27,609        1,538,063          112,064            399,020           1,755,395          108,110
    1.850                247,064        8,657,080          588,789          3,833,854          27,762,102          810,540
    1.855                     --            1,233               --                 --                  --               --
    1.860                295,830       10,641,800          744,212          5,391,039           9,301,864          363,722
    1.870                  4,485          308,902           31,552            356,498                  --               --
    1.880                     --            5,779               --                 --                  --               --
    1.895                137,116        1,534,100          536,126            793,606           2,628,100          126,379
    1.900                335,449        9,773,223          896,583          4,308,540          36,153,980        2,183,114
    1.905                  6,148            2,581            6,263             24,008               6,131               --
    1.910                     --               --               --            118,253             461,256               --
    1.920                 29,040          724,780          118,016            249,033             643,416           17,034

                    JNL/MCM            JNL/MCM             JNL/MCM          JNL/MCM            JNL/MCM            JNL/MCM
                   Oil & Gas         S&P 400 MidCap        S&P 500       Select Small Cap     Small Cap          Technology
                 Sector Portfolio   Index Portfolio    Index Portfolio      Portfolio       Index Portfolio    Sector Portfolio
                 ----------------   ---------------    ---------------      ---------       ---------------    ----------------
 M&E CLASS
    1.000          $    553,939       $    538,767       $     633,057    $   1,391,931      $     582,544       $    108,341
    1.100                51,731            286,130             766,366        1,322,741            201,642             29,333
    1.150             5,950,755         21,715,360          36,021,415       51,430,137         17,536,381          2,465,370
    1.250            10,786,931         18,325,974          27,010,356       50,470,603         14,445,726          4,096,149
    1.300             1,894,202          9,158,390          14,239,204       12,272,969          8,210,417            151,074
    1.350               531,911            541,577             537,374          817,191            517,091                 --
    1.395                    --                 --                  --               --                 --                 --
    1.400             1,587,980          5,375,747           7,920,508        9,409,912          4,572,514            215,894
    1.420                    --            160,442              72,011           78,624                 --                 --
    1.450               803,748          3,531,015           5,700,378        5,819,932          2,735,006            891,981
    1.500             6,391,599         22,048,420          25,653,130       39,626,380         15,852,142          1,179,716
    1.545             1,398,727          2,495,870           2,581,341        3,670,632          1,442,099             30,570
    1.550             1,622,502          5,566,700           6,417,625        6,401,917          4,588,684          1,603,863
    1.560             2,035,580             20,239              25,571          846,678             25,537                 --
    1.570               120,215            457,241             737,666          704,099            180,143             11,866
    1.575                    --                 --                  --               --                 --                 --
    1.600             5,721,388         15,399,901          18,118,602       31,233,830         11,858,568          1,116,830
    1.605                    --                 --             193,613           27,365                 --                 --
    1.630                49,553              5,395               5,277           71,153             73,907                 --
    1.645               106,254            575,062             393,014          969,925            308,233             68,350
    1.650             7,581,524         14,758,682          21,461,544       39,331,059         11,956,073          1,056,758
    1.660                    --            198,979             159,170          787,852             83,012            106,147
    1.670               180,944            486,673             267,146          613,071            154,163             46,948
    1.695               314,474            925,233           1,976,648        1,730,588            812,635            102,752
    1.700             2,672,902          6,839,907          11,887,561       10,816,287          6,220,448            588,091
    1.710             6,565,689         11,007,029          18,057,139       21,108,799          8,535,375          1,479,919
    1.720               122,990            207,066             222,092          281,930             55,564             16,401
    1.725                    --                 --                  --               --                 --                 --
    1.745                55,021             58,762                  --               --                 --                 --
    1.750             1,412,435          2,685,379           4,462,348        6,429,680          2,359,222            162,744
    1.760               236,459            534,858             510,588        2,341,373            459,966              3,819
    1.795               306,114            384,077             679,974        1,181,727            247,599             67,394
    1.800             2,236,204          4,469,458           6,179,682       10,992,930          3,446,342            551,638
    1.810             5,813,721          9,145,003          13,519,355       18,399,949          8,192,448          2,258,132
    1.820                    --            102,425             158,947           74,320             76,926                 --
    1.825                    --                 --                  --               --                 --                 --
    1.845               396,112            765,711           1,440,259        1,082,281            621,280             70,169
    1.850             1,748,081          3,158,331           4,418,886        7,151,884          3,004,514             70,383
    1.855                    --                 --                  --            1,237                 --                 --
    1.860             1,427,418          5,690,165           8,805,711        9,213,893          4,731,046            480,030
    1.870                70,091            601,818             301,340          108,488            242,384             12,007
    1.880                    --                 --                  --            5,697                 --                 --
    1.895               610,144            950,129           1,619,307        1,449,547            802,740            598,011
    1.900             2,286,504          4,374,006           5,962,377        8,276,020          3,637,600            373,957
    1.905                 5,984             23,283              22,634            2,514             22,788              5,946
    1.910               349,086             43,727                  --               --                 --                 --
    1.920               245,523            268,408             556,980          555,482            231,507             27,414

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

      The following is a summary of net assets as of December 31, 2005 (continued):


                     JNL/MCM          JNL/MCM          JNL/MCM            JNL/MCM            JNL/MCM           JNL/MCM
                    Financial          Global         Healthcare       International          JNL 5            Nasdaq(R)
                 Sector Portfolio   15 Portfolio    Sector Portfolio   Index Portfolio      Portfolio        15 Portfolio
                 ----------------   ------------    ----------------   ---------------      ---------        ------------
   M&E CLASS
    1.945              $   7,872      $   689,400       $   85,370       $    388,072       $   3,169,014      $   122,878
    1.950                599,528        7,122,378          976,119          2,936,970          15,996,488          545,173
    1.955                  5,858           92,553            3,722              8,751              38,766               --
    1.960                149,866        9,194,905          538,934          2,276,872           3,814,117          559,615
    1.970                     --          135,178           59,900             42,893                  --           99,086
    1.980                  2,246               --            1,492              3,027              14,972               --
    1.995                 20,419        1,065,646           20,827            728,166           1,896,968            7,448
    2.000                298,875        9,856,681          940,704          4,499,217          30,800,043          677,539
    2.005                     --          192,531               --             27,198              24,799               --
    2.010                 13,317        2,965,448          151,612            686,005           1,434,643           32,147
    2.020                  4,775          511,395           15,370            152,964             539,708               --
    2.030                     --            2,189               --             16,291                  --               --
    2.045                 14,427        1,605,679           39,188          1,046,972           4,258,726          218,488
    2.050                162,977        7,832,760          331,965          2,465,968           7,626,080          654,584
    2.055                     --            8,105               --                 --                  --               --
    2.060                504,790       14,541,042        1,457,846          6,751,799          23,181,314          840,392
    2.070                 21,433          252,262           65,531            318,320           1,530,332           11,513
    2.080                     --               --               --              4,633                  --               --
    2.095                 19,514          763,491           33,106            461,578           1,350,657           76,377
    2.100                267,843        6,703,537          633,499          3,819,122          18,881,047          227,986
    2.110                178,651        3,250,998          429,625          3,529,433          14,543,812          215,506
    2.120                     --          112,479            4,122            120,737             132,477               --
    2.145                 10,551          645,866           13,703            319,348             351,020           62,790
    2.150                477,603        5,895,479          907,739          2,735,902          22,157,742          251,091
    2.155                     --               --               --                 --                  --               --
    2.160                799,077       11,702,938          815,729          4,887,052          14,096,914           95,291
    2.170                     --          103,346               --             48,725              31,787               --
    2.195                  4,396          314,330           12,406            104,081             648,110           67,883
    2.200                386,944        4,054,126          647,082          1,937,984          16,708,107          458,705
    2.205                     --               --               --              7,916                  --               --
    2.210                335,272       15,814,764        1,015,461          6,790,516          38,148,471          711,772
    2.220                     --           73,930               --             47,170             382,027           16,805
    2.245                  3,151          484,141           10,882            421,069           4,602,052          112,046
    2.250                  9,293        2,707,380          177,731            931,688           7,781,596          391,336
    2.260                302,735        5,579,105          480,218          2,846,630          10,365,656          165,682
    2.270                     --          119,581           14,923              7,967             189,787           36,907
    2.280                     --            1,016               --                 --                  --               --
    2.295                     --          398,448           31,206            195,201           1,452,959           48,804
    2.300                 39,085        2,696,509           78,486            644,456           4,358,016          236,359
    2.305                     --           20,955               --              5,864                  --               --
    2.310                 63,516        3,302,956          163,662          2,176,832           4,844,569          243,276
    2.320                     --          154,660            2,816             71,465             446,330               --
    2.330                     --           24,942               --                 --                  --               --
    2.345                  9,665          539,029            9,605             89,472           2,189,200           36,309
    2.350                 23,502        1,990,502          255,595            271,765           3,440,169          403,082
    2.360                102,589        6,043,120          322,340          2,137,505          13,874,409          719,669
    2.370                     --           36,337            2,521             38,860             268,436           11,218

                     JNL/MCM            JNL/MCM             JNL/MCM          JNL/MCM            JNL/MCM            JNL/MCM
                    Oil & Gas         S&P 400 MidCap        S&P 500       Select Small Cap     Small Cap          Technology
                  Sector Portfolio   Index Portfolio    Index Portfolio      Portfolio       Index Portfolio    Sector Portfolio
                  ----------------   ---------------    ---------------      ---------       ---------------    ----------------
   M&E CLASS
    1.945           $    409,833        $   543,944         $   574,322      $   490,200        $   366,617         $   38,060
    1.950              1,866,677          3,900,759           5,105,899        6,356,997          2,200,470            541,072
    1.955                  9,041             22,810              22,339           97,544              8,745                 --
    1.960              2,417,895          2,732,666           3,818,364        7,810,481          2,423,600            147,181
    1.970                 21,622            402,250              39,959           22,894            227,794                 --
    1.980                  2,228              3,001               2,987               --              2,988                 --
    1.995                252,214            695,241             880,801          839,371            593,296             45,430
    2.000              2,087,723          4,130,980           5,937,842        8,132,476          3,701,455            135,589
    2.005                    601             23,150               1,531          160,080             22,915                 --
    2.010                978,064          1,167,288           1,802,339        2,458,987            732,362            131,399
    2.020                174,660            199,382             207,043          353,099            201,806             31,443
    2.030                 38,177             33,561               2,155            2,206             28,893                 --
    2.045                212,889          1,035,240             943,880        1,202,419            735,052             24,293
    2.050              1,035,320          2,367,435           3,526,883        6,547,873          2,053,779            159,992
    2.055                     --                 --                  --            8,530                 --                 --
    2.060              4,451,529          7,216,256          10,355,794       12,446,458          6,455,783            895,293
    2.070                 86,529            279,719             153,335          206,171            220,985             33,712
    2.080                     --              4,514               4,212               --              4,331                 --
    2.095                 79,609            479,204             476,082          657,278            525,466              7,260
    2.100              2,473,698          3,012,939           4,181,066        6,015,427          2,706,271            189,282
    2.110              1,076,063          3,198,052           5,101,572        2,228,967          3,052,666            261,213
    2.120                 70,832            112,465             144,833           38,862            105,145                 --
    2.145                 59,262            395,941             618,371          612,222            371,133             14,142
    2.150              1,588,068          2,582,290           3,371,083        4,433,353          2,031,740            451,418
    2.155                 17,603                 --                  --               --                 --                 --
    2.160              2,798,649          5,532,900           7,739,454       10,201,317          4,633,742            515,364
    2.170                 22,575             26,453              77,190           66,089             30,871                 --
    2.195                106,114            137,994             310,243          251,409            136,792              6,088
    2.200              1,392,950          1,835,461           3,014,709        3,274,917          1,646,217            204,574
    2.205                     --              7,695               7,554               --              7,580                 --
    2.210              3,139,304          6,315,446           9,204,790       14,404,450          5,686,066            418,939
    2.220                     --             92,973             138,605           55,874             39,364                 --
    2.245                132,810            305,199             653,545          450,796            276,567             14,771
    2.250                595,466            945,884           1,565,674        2,237,456          1,136,789            136,756
    2.260              2,533,982          3,321,283           5,586,029        6,380,146          3,871,665            185,296
    2.270                 25,450              7,858              40,211          104,848              7,386                 --
    2.280                    976                 --                  --               --                 --                 --
    2.295                136,875            416,177             372,267          328,590            366,102                 --
    2.300                542,683            568,457           1,015,830        2,233,136            619,105              8,043
    2.305                     --              5,676               5,470            8,781              5,564                 --
    2.310                697,304          2,162,237           3,375,139        3,059,596          1,942,564             54,514
    2.320                226,794             58,079             110,925           85,239            116,693              2,808
    2.330                     --                 --                  --           24,956                 --                 --
    2.345                561,417            145,330             187,605          338,689             86,920              1,390
    2.350                218,336             93,601             798,092        1,390,119             56,756             40,991
    2.360              1,201,495          1,727,103           2,888,726        5,380,048          1,422,477            307,110
    2.370                261,996             26,851              62,596           19,441             26,094                 --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

      The following is a summary of net assets as of December 31, 2005 (continued):


                     JNL/MCM          JNL/MCM          JNL/MCM            JNL/MCM            JNL/MCM           JNL/MCM
                    Financial          Global         Healthcare       International          JNL 5            Nasdaq(R)
                 Sector Portfolio   15 Portfolio    Sector Portfolio   Index Portfolio      Portfolio        15 Portfolio
                 ----------------   ------------    ----------------   ---------------      ---------        ------------
   M&E CLASS
    2.380             $    6,323      $    12,171      $    11,076        $     8,854       $      64,052      $        --
    2.395                 16,068          499,314           49,202            208,077             780,864           17,958
    2.400                  6,914        1,248,152          147,294            737,554           9,791,675          341,632
    2.405                     --               --               --                 --                  --               --
    2.410                 87,306        3,172,677          158,191          1,560,898           7,509,649          185,614
    2.420                     --           72,481               --             51,230             365,463               --
    2.445                 47,610          280,675           30,496            204,364             955,335               --
    2.450                 35,249        1,552,153          155,223            446,445           4,194,336          335,065
    2.460                204,450        3,317,958          483,602          1,434,781          12,800,551          231,985
    2.470                     --           46,827            2,625             58,779              42,265               --
    2.480                    480               --              300                634               3,072               --
    2.495                 25,732          245,819           44,735             55,787             537,883            2,781
    2.500                  9,086          956,744           56,262            451,070           5,290,450          172,533
    2.505                     --           14,476               --                 --                  --               --
    2.510                154,469        2,280,279          596,031          1,351,200           7,177,821          367,542
    2.520                     --          103,925           16,893             27,383             350,250           11,302
    2.545                185,376          223,732          168,714            166,463             721,455               --
    2.550                  7,846          923,682           72,801            194,521           3,248,537          124,846
    2.560                 65,985        3,082,011          637,408          2,503,653           6,590,517          191,796
    2.570                     --           22,046               --             54,753             253,314               --
    2.595                     --          180,066              930             31,663             941,600           34,689
    2.600                    472        1,056,323          108,185            249,450           3,298,152            9,416
    2.605                     --            6,731               --                 --                  --               --
    2.610                284,331        3,637,181          316,529          1,508,847           2,155,414          296,942
    2.620                     --           18,167            6,191             21,491             103,101               --
    2.645                     --          321,287           11,316             38,452           1,996,843           36,706
    2.650                 67,994          483,318           85,830            248,659           3,479,321           37,555
    2.660                 95,190        2,072,013          459,605          1,539,575          11,617,514        1,105,700
    2.670                     --           99,951            3,800             40,398                  --               --
    2.680                     --           39,248               --                 --                  --               --
    2.695                  5,614          116,382            6,062             29,158              54,168           13,018
    2.700                 19,132          327,123           19,112            195,658           1,942,054          108,520
    2.710                178,981        2,358,291          266,522          1,877,374           7,366,894          180,610
    2.720                     --               --               --                 --                  --               --
    2.745                 18,450          452,481           46,181             13,429             249,376           73,923
    2.750                 28,443          233,887           72,177            155,772           1,657,214           85,599
    2.755                     --               --               --             10,932                  --               --
    2.760                118,332        1,542,882          222,237            744,618          11,974,368          310,141
    2.770                     --               --            8,115                 --                  --               --
    2.795                 38,737            5,575           24,655             14,099             168,114            8,573
    2.800                 19,682          147,072            2,484            145,656             272,498           18,306
    2.805                     --               --               --                 --                  --               --
    2.810                     --          708,395           42,892            820,642           1,735,840           65,600
    2.820                     --           23,878               --                 --              79,459           10,903
    2.845                     --           17,076               --              2,916             129,852               --
    2.850                     --           23,415            1,806             13,232             141,493            7,868
    2.860                 16,595          509,164           29,312             86,624           1,526,597          210,171

                     JNL/MCM           JNL/MCM            JNL/MCM          JNL/MCM            JNL/MCM           JNL/MCM
                    Oil & Gas        S&P 400 MidCap       S&P 500       Select Small Cap     Small Cap         Technology
                  Sector Portfolio  Index Portfolio   Index Portfolio      Portfolio       Index Portfolio   Sector Portfolio
                  ----------------  ---------------   ---------------      ---------       ---------------   ----------------
   M&E CLASS
    2.380           $     12,803       $     8,483       $      8,409      $        --       $      8,387       $        --
    2.395                192,355           457,077            358,933          496,252            387,009            14,307
    2.400                444,371           630,334            764,803          895,708            512,948            36,782
    2.405                     --             7,942              5,227               --                 --                --
    2.410                575,774         1,745,424          1,808,638        2,481,113          1,496,210           134,797
    2.420                  9,079            35,360             38,765           64,374             49,649                --
    2.445                 20,486           113,206            199,358          179,472            108,020            55,954
    2.450                513,730           427,602            661,964        1,114,701            394,448            39,737
    2.460              6,791,502         1,647,257          2,329,186        2,775,855          1,431,867            72,457
    2.470                 20,863            25,829            100,775           46,743             24,602                --
    2.480                    437               622                611               --                608                --
    2.495                479,882            66,009             79,625          238,056             41,938             2,527
    2.500                445,580           311,041            702,325          542,044            283,082            95,830
    2.505                     --                --                 --           15,101                 --                --
    2.510              1,526,354         1,424,966          1,930,931        1,759,011          1,299,274           115,223
    2.520                301,213            40,664             60,633           85,790             39,213                --
    2.545                237,725           191,533            216,702          183,397            186,491           166,508
    2.550                287,274           157,864            508,431          697,963            147,762            22,162
    2.560                405,212         2,549,717          2,642,378        3,005,673          2,333,143            48,683
    2.570                     --            52,575             47,717               --             50,178                --
    2.595                134,565           133,017            151,166          129,904            181,053                --
    2.600                 88,624           188,162            288,667          772,176            127,942             8,715
    2.605                     --                --                 --            6,407                 --                --
    2.610              3,433,122         1,396,529          2,393,888        3,004,432          1,253,541            56,762
    2.620                  5,215                --             19,081           17,815             11,165             4,923
    2.645                117,674            61,287            139,278          333,605             43,301            37,936
    2.650                467,090            79,349            100,315          355,588             85,126            33,837
    2.660              6,359,226         1,657,747          2,705,099        2,118,885          1,347,215            31,775
    2.670                  6,021             4,142             59,113           87,213              6,934             2,833
    2.680                     --                --                 --           40,482                 --                --
    2.695                  7,428            20,525             81,439          105,980             14,320             5,479
    2.700                 79,186           147,263            158,329          212,624            128,230                --
    2.710                639,976         1,783,372          1,977,041        1,802,885          1,697,102           154,526
    2.720                     --                --                 --               --                 --                --
    2.745                134,475            10,693              9,127          298,613             10,446            22,764
    2.750                114,171            46,225            250,291          114,967             26,869            22,652
    2.755                     --            10,604             10,470               --             10,450                --
    2.760                859,410           753,554          1,085,547        1,434,650            697,803           132,021
    2.770                     --                --             61,764               --                 --                --
    2.795                115,818            14,735             14,685            4,779             12,579            10,561
    2.800                 68,556           109,100            303,597          150,312             92,525             4,655
    2.805                     --                --                 --               --                 --                --
    2.810                403,842           916,242            629,939          533,132          1,034,190            24,646
    2.820                 20,898                --                 --               --             11,979                --
    2.845                 12,157             6,694              6,525               --              6,534             2,420
    2.850                 22,270             5,148             29,804           17,424              2,296             3,874
    2.860                104,353            73,633             54,807          405,707             75,241             5,539

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

      The following is a summary of net assets as of December 31, 2005 (continued):


                     JNL/MCM          JNL/MCM          JNL/MCM            JNL/MCM           JNL/MCM           JNL/MCM
                    Financial          Global         Healthcare       International         JNL 5            Nasdaq(R)
                 Sector Portfolio   15 Portfolio    Sector Portfolio   Index Portfolio     Portfolio        15 Portfolio
                 ----------------   ------------    ----------------   ---------------     ---------        ------------
   M&E CLASS
    2.870            $        --      $        --       $       --        $        --       $         --      $        --
    2.895                     --           43,769               --             27,957            390,948           18,377
    2.900                     --          145,486               40            336,146             91,831               --
    2.910                 41,040          524,374           82,503            320,167          1,828,112           33,863
    2.920                     --               --               --                 --             89,537               --
    2.945                 14,591           56,540           42,869                 --            685,247               --
    2.950                     --          134,080               --                 --            314,274           56,804
    2.955                     --               --               --                 --                 --               --
    2.960                 15,826          853,278           36,050            269,576          2,896,716          585,047
    2.970                     --            2,545               --                 --             19,293               --
    2.995                     --               --               --             45,711            345,290               --
    3.000                     --           32,618               --              3,499             97,464               --
    3.010                 83,843          478,256           79,649            243,250          2,160,100           17,382
    3.045                     --           11,603               --                 --                 --               --
    3.050                     --           61,809               --             15,148            842,160               --
    3.060                 28,119          907,431          131,867            457,620          4,282,324           93,368
    3.070                     --           10,873               --                 --                 --               --
    3.095                     --           22,695               --             29,396          1,152,527               --
    3.100                     --           34,175               --                 --            220,705               --
    3.110                 54,347          150,691           13,642             26,798            663,211           40,129
    3.120                     --               --               --                 --            149,194               --
    3.145                     --               --               --                 --            208,074               --
    3.150                     --               --               --                 --                 --               --
    3.160                     --          170,981            6,319             86,092          2,357,116           23,633
    3.195                     --               --               --             27,170            268,099               --
    3.200                     --           46,515               --                 --                 --               --
    3.210                  9,318           14,710               --             31,879             74,084           29,522
    3.245                     --               --               --                 --                 --               --
    3.250                     --               --               --                 --                 --               --
    3.255                     --           25,277               --                 --                 --               --
    3.260                  2,505          136,328               --              6,397            796,295           39,736
    3.270                     --               --               --                 --                 --               --
    3.295                     --               --               --                 --             75,589          405,831
    3.300                     --          113,712               --                 --                 --               --
    3.310                     --           48,800               --             12,498            456,199               --
    3.345                     --               --               --                 --                 --               --
    3.350                     --               --               --                 --                 --               --
    3.360                     --               --               --             59,785            676,628               --
    3.395                     --               --               --                 --             13,720               --
    3.400                     --               --               --                 --                 --               --
    3.410                     --               --               --                 --                 --               --
    3.445                     --               --               --                 --             16,572               --
    3.450                     --               --               --                 --                 --               --
    3.460                     --           11,668               --                 --            136,867               --
    3.470                     --               --               --                 --             26,291               --
    3.500                     --               --               --                 --                 --               --
    3.510                     --            1,999               --                 --             86,544               --

                    JNL/MCM            JNL/MCM             JNL/MCM          JNL/MCM            JNL/MCM            JNL/MCM
                   Oil & Gas         S&P 400 MidCap        S&P 500       Select Small Cap     Small Cap          Technology
                 Sector Portfolio   Index Portfolio    Index Portfolio      Portfolio       Index Portfolio    Sector Portfolio
                 ----------------   ---------------    ---------------      ---------       ---------------    ----------------
   M&E CLASS
    2.870          $         --        $        --        $         --      $        --        $        --         $       --
    2.895                17,007             27,227              20,485           32,517             26,994                 --
    2.900               113,303            305,318             261,113          118,016            300,274              5,177
    2.910               276,647            194,189             263,941          288,165            120,321             34,233
    2.920                 9,458                 --                  --               --                 --                 --
    2.945                15,773                 --                  --               --              4,786             15,128
    2.950                19,659                 --              17,951           50,025             31,646                 --
    2.955                    --                 --                  --               --                 --                 --
    2.960               107,107            271,569             280,227          412,441            198,599            111,242
    2.970                 3,898                 --                  --               --                 --                 --
    2.995                    --             42,116              38,595               --             40,578                 --
    3.000                40,579              3,397               3,341           32,878              3,343              8,083
    3.010               123,536            244,476             484,388          454,346            193,896             39,589
    3.045                    --             27,591              25,206           11,650             26,020                 --
    3.050                30,642             14,088                  --           41,380              7,172                 --
    3.060               455,225            321,810             488,573          873,377            325,664            110,467
    3.070                 5,322             31,791              79,762            5,485             22,658                 --
    3.095                    --             12,998                  --               --              9,724                 --
    3.100                    --                 --                  --           36,485                 --                 --
    3.110                32,438              2,034                  --           66,626                 --             30,751
    3.120                    --                 --                  --               --                 --                 --
    3.145                23,906                 --                  --               --                 --              4,763
    3.150                14,037                 --                  --               --                 --              2,795
    3.160                12,315             80,087             230,957          198,913             88,848                 --
    3.195                    --             26,943              25,151               --             25,734                 --
    3.200                    --                 --                  --           45,081                 --                 --
    3.210                20,738            140,864             432,081            8,530             94,605                 --
    3.245                    --                 --                  --               --                 --                 --
    3.250                    --                 --                  --               --                 --                 --
    3.255                    --                 --                  --           23,854                 --                 --
    3.260                 2,896             18,928              15,852          112,956              9,266                 --
    3.270                49,493                 --                  --               --                 --              9,865
    3.295                    --                 --                  --               --                 --                 --
    3.300               118,136                 --                  --               --            111,707             23,573
    3.310                66,412             28,779              72,553           50,300             21,951                 --
    3.345                    --                 --                  --               --                 --                 --
    3.350                    --                 --                  --               --                 --                 --
    3.360                16,763            127,369             230,440               --             65,297             36,940
    3.395                 5,657                 --                  --               --                 --              1,127
    3.400                    --                 --                  --               --                 --                 --
    3.410                 7,628                 --                  --               --                 --                 --
    3.445                    --                 --                  --               --                 --                 --
    3.450                    --                 --                  --               --                 --                 --
    3.460                    --                 --             111,545           11,122                 --                 --
    3.470                    --                 --                  --               --                 --                 --
    3.500                    --                 --                  --               --                 --                 --
    3.510                 5,808                 --                  --               --                 --                 --

================================================================================

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

      The following is a summary of net assets as of December 31, 2005 (continued):


                             JNL/MCM          JNL/MCM          JNL/MCM            JNL/MCM          JNL/MCM          JNL/MCM
                            Financial          Global         Healthcare       International        JNL 5           Nasdaq(R)
                         Sector Portfolio   15 Portfolio    Sector Portfolio   Index Portfolio    Portfolio       15 Portfolio
                         ----------------   ------------    ----------------   ---------------  --------------   ---------------
   M&E CLASS
    3.545                   $         --     $         --     $         --     $         --     $           --   $         --
    3.560                         46,315               --           46,424           79,082            237,279             --
    3.610                          8,373           37,277               --               --             70,373         15,906
    3.650                             --               --               --               --                 --             --
    3.660                             --               --               --               --                 --             --
    3.695                             --               --               --               --                 --             --
    3.700                             --               --               --               --                 --             --
    3.710                             --               --               --               --                 --             --
    3.750                             --               --               --               --                 --             --
    3.760                             --               --               --               --                 --             --
    3.800                             --               --               --               --                 --             --
    3.860                             --               --               --               --                 --             --
    3.895                             --               --               --               --                 --             --
    3.910                             --            2,811               --               --                 --             --
    4.000                             --               --               --               --                 --             --





 PERSPECTIVE
  Standard Benefit            16,448,407       52,022,728       22,908,306       16,949,946         37,327,492      1,336,744
   Maximum Anniversary
     Value Benefit                    --          193,497               --           62,681            439,070          7,240
   Earnings Protection
     Benefits                    618,229          816,051          775,465           51,998            358,694             --
   Combined Optional
     Benefits                         --            5,663               --               --            109,633             --
                            ------------     ------------     ------------     ------------     --------------   ------------
     Total                  $ 37,388,115     $639,571,558     $ 73,968,937     $270,319,167     $1,178,139,433   $ 42,127,982
                            ============     ============     ============     ============     ==============   ============

                           JNL/MCM             JNL/MCM            JNL/MCM         JNL/MCM           JNL/MCM           JNL/MCM
                          Oil & Gas          S&P 400 MidCap       S&P 500      Select Small Cap    Small Cap         Technology
                        Sector Portfolio    Index Portfolio   Index Portfolio     Portfolio      Index Portfolio   Sector Portfolio
                        ----------------    ---------------   ---------------  ------------      ---------------   ----------------
   M&E CLASS
    3.545                 $     48,790        $         --       $         --   $         --      $         --      $      9,730
    3.560                       51,968              61,343             73,936             --            58,377                --
    3.610                           --                  --                 --         22,603                --             8,051
    3.650                           --                  --                 --             --                --                --
    3.660                           --                  --                 --             --                --                --
    3.695                           --                  --                 --             --                --                --
    3.700                           --                  --                 --             --                --                --
    3.710                      104,971                  --                 --             --                --            20,936
    3.750                           --                  --                 --             --                --                --
    3.760                           --                  --                 --             --                --                --
    3.800                           --                  --                 --             --                --                --
    3.860                           --                  --                 --             --                --                --
    3.895                           --                  --                 --             --                --                --
    3.910                        5,069                  --                 --             --                --                --
    4.000                           --                  --                 --             --                --                --





 PERSPECTIVE
  Standard Benefit          37,769,130          12,641,361         20,180,045     46,318,635        10,468,147        17,798,055
   Maximum Anniversary
     Value Benefit                  --              56,402             53,631        159,516            56,578                --
   Earnings Protection
     Benefits                  669,363              11,163              9,681        924,081            11,192           573,523
   Combined Optional
     Benefits                      513                  --                 --          2,581                --                --
                          ------------        ------------       ------------   ------------      ------------      ------------
     Total                $173,952,652        $264,156,452       $380,518,379   $546,750,815      $217,907,919      $ 45,266,333
                          ============        ============       ============   ============      ============      ============

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2005 (continued):

             JNL/MCM       JNL/MCM       JNL/MCM      JNL/MCM    JNL/Oppenheimer                       JNL/PIMCO
             Dow (SM)      S&P(R)     Value Line(R)     VIP       Global Growth    JNL/Oppenheimer   Total Return      JNL/Putnam
          10 Portfolio  10 Portfolio  25 Portfolio   Portfolio      Portfolio     Growth Portfolio  Bond Portfolio  Equity Portfolio
          ------------  ------------  ------------   ----------     ---------     ----------------  --------------  ----------------
M&E CLASS
  1.000    $ 1,331,577   $ 2,103,647    $   942,595  $        --     $   509,162       $   199,740    $   405,579       $        --
  1.100      1,165,729     1,641,812        457,004      219,797           4,897                --        153,924                --
  1.150     51,735,152    68,686,019     23,214,461    8,208,615       9,548,119         2,462,601     30,753,273         1,287,612
  1.250     51,838,502    65,858,546     60,471,858   27,078,749       6,725,136           674,367     20,093,809           280,929
  1.300     12,721,563    15,669,510      5,944,388    2,597,914       4,531,687         1,221,266     12,943,923           698,796
  1.350        988,703     1,031,999             --      138,365              --                --         73,276                --
  1.395             --            --             --           --              --                --             --                --
  1.400      9,992,927    11,100,413      6,411,308    1,655,514       4,276,983         1,171,705      7,180,997           326,615
  1.420             --       104,347         80,920           --              --                --         67,334                --
  1.450      5,553,711     7,921,335      3,446,804    1,175,236       1,900,162            89,594      3,868,895           170,908
  1.500     37,400,795    50,362,478     21,563,133    8,852,754       5,555,431           979,319     16,748,182           241,114
  1.545      3,984,312     5,461,856      1,751,518      665,684         641,817           201,690      3,016,775            41,870
  1.550      6,758,772    10,664,425      9,780,080    4,418,957         690,788            86,925      4,149,097            96,931
  1.560        768,460       917,078        219,411           --              --                --         30,911                --
  1.570        735,569       699,938        431,648      179,894         298,144            86,294        877,481            56,943
  1.575             --            --             --           --              --                --             --                --
  1.600     28,585,417    39,083,655     24,081,252   14,624,427       4,535,473           614,569     12,939,238           367,089
  1.605         21,630        33,667          1,146           --              --                --             --                --
  1.630         14,411        42,952        111,971           --          36,061                --             --                --
  1.645      1,048,653     1,540,197      1,176,342      427,288         242,878            12,773        963,377                --
  1.650     36,864,017    46,097,435     44,975,997   25,981,912       4,840,489         1,073,995     20,076,709           443,699
  1.660        755,085       786,792        334,144           --              --                --        328,635                --
  1.670        881,450       902,379        488,944      223,460          59,530            25,450        357,113                --
  1.695      2,309,503     2,177,142        756,380      584,538         360,908            44,250      1,076,809            54,358
  1.700     11,319,522    13,872,436      7,641,623    4,908,700       2,821,192           380,358      7,927,068           232,447
  1.710     19,647,194    29,185,825     12,882,217    4,845,456       6,372,667         2,035,468     16,777,532         1,120,368
  1.720        262,548       298,986         48,561           --         108,279            52,775        859,856                --
  1.725             --            --             --           --              --                --             --                --
  1.745             --        14,628         62,041           --              --                --             --                --
  1.750      6,435,245     8,511,820      2,902,128    1,878,917       1,286,969           471,164      5,720,671            96,399
  1.760      1,474,626     2,851,066      1,192,728      329,244          41,580                --        501,600            10,292
  1.795      1,118,206     1,429,402        285,244       24,462         588,192           178,548        796,672            16,162
  1.800     10,639,481    14,480,257      9,107,157    3,675,444       2,121,958           355,421      5,854,397           241,952
  1.810     17,082,287    23,999,560     22,802,677    9,354,009       2,502,778           918,262      9,071,964           146,455
  1.820        133,895       137,963         18,261           --         238,220            10,453        168,353             5,159
  1.825             --            --             --           --              --                --             --                --
  1.845      1,322,654     1,436,218        730,476      142,132         264,612           122,505      2,017,720            69,457
  1.850      6,523,841     9,105,512      9,440,049    3,774,703         738,552           166,320      4,782,302            77,165
  1.855          1,205         1,207             --           --              --                --             --                --
  1.860     10,415,524    11,251,345      3,282,247    1,206,308       2,863,271           747,676      8,587,428           512,942
  1.870         27,902        50,920        166,248           --           1,499             1,286        125,735                --
  1.880          5,326         5,942             --           --              --                --             --                --
  1.895      1,597,467     2,230,401        614,767      599,528         470,829           182,156      1,663,378            60,431
  1.900      8,160,289     9,667,145      9,989,413   10,341,058       1,461,113           320,932      6,565,662           169,601
  1.905          2,477         2,635             --        6,097           9,363                --             --                --
  1.910             --        43,203        598,036           --              --                --             --                --
  1.920        665,272       829,100        586,995       96,420          43,480            12,289        440,412                --


                                                JNL/             JNL/
             JNL/Putnam      JNL/Putnam      S&P Managed     S&P Managed
               Midcap       Value Equity     Aggressive      Conservative
          Growth Portfolio    Portfolio   Growth Portfolio     Portfolio
          ----------------    ---------   ----------------     ---------
M&E CLASS
  1.000        $        --   $        --       $   647,133    $        --
  1.100                 --            --             8,759         69,155
  1.150          2,634,762     4,908,693        53,702,351      1,740,771
  1.250            656,989     1,595,495        13,970,234      8,536,081
  1.300          1,057,275     2,973,188        18,913,374        524,866
  1.350                 --       621,095           892,714             --
  1.395                 --            --                --             --
  1.400            422,832     2,597,660        17,742,092          9,335
  1.420                 --            --                --             --
  1.450            264,149     1,010,948         4,622,405        370,220
  1.500            683,596     2,991,617        30,677,697        859,387
  1.545            252,090       344,716         4,845,548        226,152
  1.550            101,779       144,719         2,692,247      3,104,675
  1.560                 --            --                --             --
  1.570             61,325       180,145           785,897             --
  1.575                 --            --                --             --
  1.600            406,714     1,148,802        13,068,311        857,346
  1.605                 --            --                --             --
  1.630                 --            --                --             --
  1.645              3,040         3,440           791,595         28,549
  1.650            638,253     3,009,946        11,404,583      8,070,623
  1.660                 --            --         1,205,235             --
  1.670              7,512            --           317,480         65,196
  1.695            124,315       446,858         1,320,173         39,795
  1.700          1,090,926       882,445         9,496,657      2,057,166
  1.710          2,142,271     3,373,288        28,432,088      1,130,118
  1.720              4,284       126,438           378,691             --
  1.725                 --            --                --             --
  1.745                 --            --                --             --
  1.750            265,010       554,069         7,568,148        686,992
  1.760                786            --           193,630        654,995
  1.795             21,064        46,323           936,788             --
  1.800            298,116       721,239         6,353,992      1,351,334
  1.810            585,495       253,618         5,081,655      5,564,232
  1.820              2,350         4,928           873,743             --
  1.825                 --            --                --             --
  1.845            134,751        98,442         1,474,362         72,427
  1.850             71,208        71,269         2,600,716      1,662,352
  1.855                 --            --                --             --
  1.860            709,809     1,711,653        15,379,856        625,526
  1.870                 --            --            32,206             --
  1.880                 --            --                --             --
  1.895            182,324       332,930         1,808,769          9,203
  1.900            314,188       517,837         3,456,622        926,742
  1.905                 --            --                --             --
  1.910                 --            --                --             --
  1.920              4,108        78,440           339,894             --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2005 (continued):

             JNL/MCM       JNL/MCM       JNL/MCM      JNL/MCM    JNL/Oppenheimer                       JNL/PIMCO
             Dow (SM)      S&P(R)     Value Line(R)     VIP       Global Growth   JNL/Oppenheimer    Total Return      JNL/Putnam
          10 Portfolio  10 Portfolio  25 Portfolio   Portfolio      Portfolio     Growth Portfolio  Bond Portfolio  Equity Portfolio
          ------------  ------------  ------------   ---------      ---------     ----------------  --------------  ----------------
M&E CLASS

  1.945    $   535,548   $ 1,006,968    $   777,242  $  441,518      $   216,470       $    61,106     $   559,427       $       388
  1.950      7,090,572     8,069,993      4,634,649   3,659,247        1,116,897           231,967       2,764,670            79,626
  1.955         90,589       167,239         84,374          --               --                --          51,153                --
  1.960      6,955,016     8,354,465      4,143,061     629,809        2,834,770           442,201       4,449,835           180,092
  1.970         50,613       620,405        169,795     225,200            9,257                --          33,551                --
  1.980             --            --          2,225          --               --                --           7,594                --
  1.995        926,191     1,036,678        462,519     429,170          105,106            41,435         754,292            84,444
  2.000      8,077,894    10,411,909      9,301,037   9,886,464          868,595            72,226       3,170,196            57,850
  2.005        199,374       177,117         75,071          --               --                --          74,967                --
  2.010      2,450,934     3,204,246      1,229,165     267,841          474,800             8,440       1,097,809             7,432
  2.020        389,304       530,916        296,729     381,675           46,937                --          65,570                --
  2.030          2,140        14,295         14,593          --               --                --           4,245                --
  2.045      1,172,727     1,777,250      1,659,915     387,298          220,235            50,068         518,506                --
  2.050      6,247,495     7,539,340      3,978,323   3,189,508          884,782           161,863       2,309,466            31,594
  2.055          7,147         9,288             --          --               --                --              --                --
  2.060     12,391,724    16,284,094      9,637,030   3,644,945        1,768,158           345,270       6,606,416            53,741
  2.070        185,173       227,334        137,477     675,231           40,235            23,854         117,019                --
  2.080             --            --             --          --               --                --              --                --
  2.095        655,406       843,574        217,061      51,166          298,485            45,602       1,156,226                --
  2.100      5,762,345     7,393,761      6,029,472   5,150,773          706,740           151,164       2,213,772           191,752
  2.110      2,469,954     3,247,816      2,716,458   1,115,895          554,927            47,409       4,144,632           214,223
  2.120         73,836        86,258          6,189          --           67,706            21,205         183,878                --
  2.145        827,838       797,966        343,976     141,143           82,712            37,243         517,422                --
  2.150      4,489,570     5,786,930      4,781,862   3,207,447          735,794           111,897       2,860,821            92,774
  2.155             --            --         18,945          --               --                --              --                --
  2.160     10,194,250    12,801,663      7,611,862   3,744,685        1,345,688           176,437       4,029,469           120,612
  2.170        139,465       110,184         75,512      57,700            3,663                --          41,272                --
  2.195        334,945       385,808        283,147      31,865          105,002             2,474         512,437            18,207
  2.200      3,012,400     3,501,679      4,012,348   1,561,353          405,980            69,711       1,931,442            46,663
  2.205             --            --             --          --               --                --              --                --
  2.210     11,772,690    15,961,834     16,138,774   7,510,083        1,120,628            79,392       5,569,565           169,463
  2.220        111,849        66,588         50,344          --            3,044                --          68,758                --
  2.245        532,132       667,722        746,589      47,453           62,264                --         250,440                --
  2.250      2,304,886     2,647,902      2,937,409   1,250,030          204,391            48,700       1,212,020            38,598
  2.260      4,764,668     5,588,421      2,939,181     890,939        1,171,819           352,997       4,031,385           209,594
  2.270        127,323       130,924         66,326          --            3,260                --              --                --
  2.280             --            --             --          --               --                --           1,393                --
  2.295        296,629       336,073        208,870     360,037           57,800            14,235         341,296            18,406
  2.300      2,160,765     2,828,205      1,467,350     683,419          340,180            43,891       1,388,321            22,663
  2.305             --            --             --          --               --                --          23,442                --
  2.310      3,095,882     3,569,519      2,245,108   1,193,531          331,296           115,241         943,828           107,085
  2.320        160,090       111,120         24,986      13,284           23,245                --          64,647             4,206
  2.330         22,722        27,051             --          --               --                --              --                --
  2.345        327,899       337,347        334,718      62,448          235,322           139,941         329,939            15,690
  2.350      1,504,885     1,470,026      3,789,944     205,401          252,792            10,682         433,813                --
  2.360      6,291,889     5,976,649      7,127,002   1,890,326          689,046           161,784       1,407,761           142,001
  2.370         28,073        39,070         11,177      29,016           11,496                --          13,283                --


                                                 JNL/            JNL/
             JNL/Putnam       JNL/Putnam      S&P Managed    S&P Managed
               Midcap        Value Equity     Aggressive     Conservative
          Growth Portfolio     Portfolio   Growth Portfolio    Portfolio
          ----------------     ---------   ----------------    ---------
M&E CLASS

  1.945        $        --    $    24,132       $   627,766   $   181,133
  1.950            128,586        170,222         1,727,654     1,347,853
  1.955                 --             --                --            --
  1.960            374,333        677,257         7,659,391        78,021
  1.970                 --             --             8,689        26,066
  1.980                 --             --                --            --
  1.995            135,852        166,317         1,344,445        51,408
  2.000            144,397        138,094         1,615,353     1,134,331
  2.005                 --             --                --            --
  2.010            258,102        229,422           730,620        42,426
  2.020                 --             --            62,129            --
  2.030                 --             --                --            --
  2.045             48,238         14,105           284,545       349,298
  2.050            161,634        199,077         4,610,977       365,601
  2.055                 --             --                --            --
  2.060            334,052      1,049,713        12,399,093     1,049,277
  2.070                 --             --           191,272        15,269
  2.080                 --             --                --            --
  2.095             58,584         37,060           648,500            --
  2.100            175,882        107,687         1,380,422     1,113,797
  2.110              9,006         32,361         1,299,073       597,714
  2.120              3,379         46,700                --        97,554
  2.145             30,558        122,649           718,373        58,086
  2.150            157,025         76,267         2,690,044       888,834
  2.155                 --             --                --            --
  2.160            843,587        303,379         5,739,575     1,098,369
  2.170                 --         50,253            76,366            --
  2.195             28,787         15,672           692,540       150,232
  2.200            117,532        127,886         1,975,467       470,307
  2.205                 --             --            28,352            --
  2.210            244,749        105,101         2,583,595     3,766,595
  2.220                 --             --           399,975            --
  2.245                 --         44,998            24,479       170,462
  2.250            279,369         27,552         1,266,786       520,772
  2.260            266,890        333,566         4,072,134       557,389
  2.270                 --             --           450,130            --
  2.280                 --             --                --            --
  2.295             25,282          4,410           594,079       735,975
  2.300            212,051         74,123           810,126       471,475
  2.305                 --             --            17,134            --
  2.310             53,717        196,333         2,897,484       987,606
  2.320                 --             --            80,234        40,088
  2.330                 --             --                --            --
  2.345             18,421         27,855            96,641       540,488
  2.350              8,037          3,511         1,248,373        74,138
  2.360            128,979         62,712         2,736,352       890,992
  2.370              2,067             --                --            --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2005 (continued):

             JNL/MCM       JNL/MCM       JNL/MCM      JNL/MCM    JNL/Oppenheimer                       JNL/PIMCO
             Dow (SM)      S&P(R)     Value Line(R)     VIP       Global Growth   JNL/Oppenheimer    Total Return      JNL/Putnam
          10 Portfolio  10 Portfolio  25 Portfolio   Portfolio      Portfolio     Growth Portfolio  Bond Portfolio  Equity Portfolio
          ------------  ------------  ------------   ---------      ---------     ----------------  --------------  ----------------
M&E CLASS

  2.380     $      560    $   27,822     $   45,121  $      552       $       --        $       --      $   35,379        $       --
  2.395        423,179       533,154        463,332     152,514          133,035            25,477         572,639                --
  2.400        819,539     1,241,227      2,589,267   2,383,998          131,993             3,085         811,395             9,682
  2.405             --         8,027             --          --            4,491                --           6,200                --
  2.410      2,950,423     3,762,838      2,314,864   1,165,723          307,262            28,843         891,611             8,177
  2.420         63,510        97,078        159,655     363,227               --                --              --                --
  2.445        221,169       350,299        572,888     112,377          137,426                --         180,326                --
  2.450      1,109,112     1,541,573      1,016,853     785,894          444,683            23,918         722,910             9,693
  2.460      2,728,757     2,760,676      2,985,679   1,081,053          710,262            60,450         712,260             7,969
  2.470         39,001        48,112            707      29,207           10,748                --          61,408                --
  2.480             --            --            518          --               --                --           1,491                --
  2.495        219,788       245,799        144,997      81,461           82,173             1,016          19,560             5,686
  2.500        553,917     1,108,117      1,425,711   2,256,072          196,231                --         919,533            41,843
  2.505         12,189        18,151             --          --               --                --              --                --
  2.510      2,663,576     2,573,152      3,054,073     736,242          248,339           172,971         792,202            44,969
  2.520         91,031        88,896        100,969      30,035               --                --              --                --
  2.545        145,241       251,194        200,488      25,644            8,960                --         135,349                --
  2.550        685,482       907,349        639,311     273,234           74,411                --         753,131                --
  2.560      2,200,381     3,258,044      4,766,322   1,655,597          467,039           192,993       1,802,357             7,063
  2.570             --            --         65,116          --               --                --           9,030                --
  2.595        171,767       259,220        346,204      27,536           37,837                --         324,984                --
  2.600        839,706       920,393        865,801     533,939          139,978                --         306,620                --
  2.605          6,259         7,139             --          --               --                --              --                --
  2.610      2,760,016     3,936,257      2,028,488     658,641          353,837            74,106       1,057,079           150,900
  2.620         15,912        20,118             --          --               --                --              --                --
  2.645        362,573       294,512        510,605     125,109            2,361                --           4,069                --
  2.650        495,147       652,098        505,121     403,863          219,506                --         126,832             5,238
  2.660      2,056,162     2,538,930      3,873,897     981,636          482,709           194,118         551,074            56,345
  2.670         66,839       105,752             --          --               --            54,102              --                --
  2.680         29,733        48,677             --          --               --                --              --                --
  2.695        110,207       109,248         21,573      50,751           17,958                --          49,853                --
  2.700        228,602       287,418        372,237     573,856           17,014                --          92,283                --
  2.710      2,110,089     2,463,314      2,346,374   1,139,968          335,269            28,007         829,865            48,389
  2.720             --            --             --          --               --                --              --                --
  2.745        264,374       280,427        372,553      11,727           20,810             5,136          43,167            28,816
  2.750        121,092       237,578        253,895     358,210           88,788                --         313,362                --
  2.755             --            --             --          --               --                --              --                --
  2.760        920,208     1,346,354      3,129,894   1,263,789          206,207            22,659         276,124            20,107
  2.770             --            --         49,200          --               --                --              --                --
  2.795         44,946        18,250         36,897          --           43,316                --          10,066                --
  2.800        128,604       171,532        158,324      18,777          175,345            16,556         317,651                --
  2.805             --            --             --          --               --                --              --                --
  2.810        468,805       542,761      1,719,543     373,069           15,238             3,423         207,993             7,114
  2.820          6,729            --         48,820          --               --                --          49,207                --
  2.845          3,600            --         19,830          --           23,548                --              --                --
  2.850         30,874        15,820         69,877      72,825            9,942                --          63,211               136
  2.860        369,306       491,184        240,085     281,960           30,093                --          34,820            10,142


                                                 JNL/           JNL/
             JNL/Putnam       JNL/Putnam      S&P Managed    S&P Managed
               Midcap        Value Equity     Aggressive     Conservative
          Growth Portfolio     Portfolio   Growth Portfolio   Portfolio
          ----------------     ---------   ----------------   ---------
M&E CLASS

  2.380         $       --    $       --         $       --    $       --
  2.395             88,168        21,024            136,301        52,602
  2.400              5,604        19,432            247,720       512,262
  2.405                 --            --                 --            --
  2.410              4,644        33,741          2,506,540       848,212
  2.420                 --            --              9,036            --
  2.445                 --         9,565             52,427        23,176
  2.450             25,700        24,700            264,479       195,164
  2.460             26,752        37,209          3,286,948     1,289,180
  2.470              2,175            --              8,124            --
  2.480                 --            --                 --            --
  2.495                 --            --              1,489       337,289
  2.500              7,675        87,389            340,096       320,144
  2.505                 --            --                 --            --
  2.510             84,460        31,165          1,058,861       724,503
  2.520                 --            --              1,649       248,269
  2.545                 --            --            167,115            --
  2.550             13,495         6,031            147,064       100,627
  2.560             19,794       163,085          1,418,866       284,938
  2.570                 --            --                 --            --
  2.595                 --            --             28,626       117,070
  2.600              5,108            --             27,882       235,633
  2.605                 --            --                 --            --
  2.610            207,556       196,465          1,584,416       184,072
  2.620                 --            --            139,780        50,054
  2.645                 --            --            109,621            --
  2.650                 --         6,943            641,499       188,922
  2.660            137,092         5,287          2,996,852     2,774,538
  2.670             32,175            --                 --            --
  2.680                 --            --                 --            --
  2.695                 --            --            121,025        41,714
  2.700                 --            --            331,361       406,475
  2.710             52,506        40,450            558,858       743,344
  2.720                 --            --                 --            --
  2.745             29,156            --            100,072            --
  2.750                 --        10,087             34,104        28,158
  2.755                 --            --                 --            --
  2.760            107,419        51,152            245,280       952,583
  2.770                 --            --             31,156            --
  2.795                 --            --            320,039       183,780
  2.800                 --        26,045                 --        42,156
  2.805                 --            --                 --            --
  2.810             14,288            --          1,779,696        53,320
  2.820                 --            --                 --            --
  2.845                 --            --             27,735            --
  2.850                 --         5,811                 --        24,221
  2.860             10,284            --             22,191       428,113

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2005 (continued):

             JNL/MCM       JNL/MCM       JNL/MCM      JNL/MCM    JNL/Oppenheimer                       JNL/PIMCO
             Dow (SM)       S&P(R)     Value Line(R)     VIP       Global Growth   JNL/Oppenheimer    Total Return      JNL/Putnam
          10 Portfolio  10 Portfolio  25 Portfolio   Portfolio      Portfolio     Growth Portfolio  Bond Portfolio  Equity Portfolio
          ------------  ------------  ------------   ---------      ---------     ----------------  --------------  ----------------
M&E CLASS

  2.870     $       --    $       --     $       --  $       --       $       --        $       --      $       --        $       --
  2.895         28,926        40,499         79,572      39,476               --                --              --                --
  2.900        106,008       273,125             --      62,485           50,012                --         154,034                --
  2.910        297,273       306,316        534,453      77,318           97,212            12,348         242,297             4,827
  2.920         83,812            --        101,881          --               --                --              --                --
  2.945          3,208        54,515         58,294          --           17,467                --              --                --
  2.950         61,127        44,269        209,568          --           10,624                --           6,132                --
  2.955             --            --             --          --               --                --              --                --
  2.960        315,150       361,350        915,076     205,480           73,277             2,733         141,494                --
  2.970             --            --             --      19,328            3,637                --           3,127                --
  2.995             --            --        214,838          --               --                --              --                --
  3.000         31,550        35,298             --          --               --                --              --                --
  3.010        375,334       608,778        376,037   1,502,739           70,068                --         309,398            23,343
  3.045         11,256        11,644             --       7,907               --                --              --                --
  3.050         50,812        83,791         30,452          --               --                --              --                --
  3.060        847,652       976,694        729,536     195,177           76,089           170,340         473,300            28,739
  3.070         10,571        11,658             --          --           16,547                --              --                --
  3.095             --            --        193,872          --               --                --          35,663                --
  3.100         29,900        39,641             --          --               --                --              --                --
  3.110         79,570        48,308        348,409       6,706           85,555                --          75,572                --
  3.120             --            --             --     149,096               --                --          49,743                --
  3.145             --            --          6,761          --               --                --          36,356                --
  3.150             --            --             --       5,032           25,840                --          37,540               136
  3.160        192,242       161,889        180,195     144,411               --                --          45,572                --
  3.195             --            --         51,109          --               --                --              --                --
  3.200         40,078        49,823             --          --               --                --              --                --
  3.210          6,266        14,169         93,505     246,511          171,641            37,369          20,760                --
  3.245             --            --             --          --               --                --              --                --
  3.250             --            --             --          --               --                --              --                --
  3.255         23,557        26,706             --          --               --                --              --                --
  3.260         84,261       103,527        128,685      94,735            5,010                --              --                --
  3.270             --            --             --          --               --                --              --                --
  3.295             --            --             --          --               --                --          10,257                --
  3.300        110,615       113,288             --     111,867               --                --              --                --
  3.310         44,487        54,205        162,713     249,288           24,603                --           9,324                --
  3.345             --            --             --          --               --                --              --                --
  3.350             --            --             --          --               --                --              --                --
  3.360             --            --        161,847      31,361           23,760            99,936          59,612            18,821
  3.395             --            --             --          --            6,906                --              --                --
  3.400             --            --             --          --               --                --              --                --
  3.410             --            --             --     293,379            4,057                --           8,977                --
  3.445             --            --             --          --               --                --              --                --
  3.450             --            --             --          --               --                --              --                --
  3.460          9,863        13,340             --          --               --                --              --                --
  3.470             --            --             --          --               --                --              --                --
  3.500             --            --             --          --               --                --              --                --
  3.510             --            --         87,062     144,095               --                --          39,408                --


                                                 JNL/           JNL/
             JNL/Putnam       JNL/Putnam      S&P Managed    S&P Managed
               Midcap        Value Equity     Aggressive     Conservative
          Growth Portfolio     Portfolio   Growth Portfolio   Portfolio
          ----------------     ---------   ----------------   ---------
M&E CLASS

  2.870         $       --     $       --        $       --    $       --
  2.895              5,087             --           106,174            --
  2.900             10,647             --                --         6,113
  2.910             95,703         34,924           103,812         4,961
  2.920                 --             --                --            --
  2.945              8,610             --                --            --
  2.950                 --             --                --            --
  2.955                 --             --                --            --
  2.960                 --         28,404                --       130,754
  2.970                 --             --                --            --
  2.995                 --             --                --            --
  3.000                 --             --                --        15,981
  3.010             73,069         16,103           121,800       125,450
  3.045              8,573             --                --            --
  3.050                 --             --                --        26,784
  3.060            164,890         53,268            12,773            --
  3.070                 --             --                --            --
  3.095                 --             --                --            --
  3.100                 --             --                --            --
  3.110                 --             --            49,613        21,329
  3.120                 --             --                --            --
  3.145                 --          8,299                --            --
  3.150                 --             --                --            --
  3.160              4,323             --            51,261         1,344
  3.195                 --             --                --            --
  3.200                 --             --                --            --
  3.210                 --             --            10,098            --
  3.245                 --             --                --            --
  3.250                 --             --                --            --
  3.255                 --             --                --            --
  3.260                 --             --                --            --
  3.270                 --             --                --            --
  3.295                 --             --                --            --
  3.300                 --             --                --            --
  3.310                 --             --                --        45,541
  3.345                 --             --                --            --
  3.350                 --             --                --            --
  3.360             57,062             --                --            --
  3.395                 --          3,128                --            --
  3.400                 --             --                --            --
  3.410                 --             --                --            --
  3.445                 --             --                --            --
  3.450                 --             --                --            --
  3.460                 --             --                --            --
  3.470                 --             --                --            --
  3.500                 --             --                --            --
  3.510                 --             --                --            --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2005 (continued):

                          JNL/MCM       JNL/MCM       JNL/MCM       JNL/MCM     JNL/Oppenheimer                       JNL/PIMCO
                          Dow (SM)      S&P(R)     Value Line(R)      VIP        Global Growth    JNL/Oppenheimer   Total Return
                       10 Portfolio  10 Portfolio  25 Portfolio    Portfolio       Portfolio     Growth Portfolio  Bond Portfolio
                       ------------  ------------  ------------    ---------       ---------     ----------------  --------------
M&E CLASS
  3.545                $         --  $         --  $          --  $         --  $            --  $             --  $           --
  3.560                          --            --         17,851            --           17,264                --          34,411
  3.610                      18,455        24,611             --            --           32,973                --              --
  3.650                          --            --             --            --               --                --              --
  3.660                          --            --             --            --               --                --              --
  3.695                          --            --             --            --               --                --              --
  3.700                          --            --             --            --               --                --              --
  3.710                          --            --             --            --               --                --              --
  3.750                          --            --             --            --               --                --              --
  3.760                          --            --             --            --               --                --              --
  3.800                          --            --             --            --               --                --              --
  3.860                          --            --             --            --               --                --              --
  3.895                          --            --             --            --               --                --              --
  3.910                          --            --             --            --               --                --          10,852
  4.000                          --            --             --            --               --                --              --



PERSPECTIVE

Standard Benefit         56,045,202    60,396,102     19,830,660    12,966,052       34,303,143         5,535,891      44,851,871
  Maximum Anniversary
    Value Benefit           144,347       155,173         56,107        52,350          132,541            53,326         299,100
  Earnings Protection
    Benefits                957,476       970,110          5,668            --          303,166            78,303         158,812
  Combined Optional
    Benefits                 30,003         2,488          3,565       106,507           29,424             3,793          16,876
                       ------------  ------------   ------------  ------------     ------------      ------------    ------------
      Total            $547,103,137  $694,988,627   $451,872,792  $225,951,268     $124,849,366      $ 24,869,485    $324,437,594
                       ============  ============   ============  ============     ============      ============    ============

                                                                               JNL/           JNL/
                                            JNL/Putnam      JNL/Putnam      S&P Managed    S&P Managed
                          JNL/Putnam          Midcap       Value Equity     Aggressive     Conservative
                       Equity Portfolio  Growth Portfolio    Portfolio   Growth Portfolio   Portfolio
                       ----------------  ----------------    ---------   ----------------   ---------
M&E CLASS
  3.545                    $         --      $         --  $         --      $         --  $         --
  3.560                              --                --            --                --            --
  3.610                              --                --            --            16,245            --
  3.650                              --                --            --                --            --
  3.660                              --                --            --                --            --
  3.695                              --                --            --                --            --
  3.700                              --                --            --                --            --
  3.710                              --                --            --                --            --
  3.750                              --                --            --                --            --
  3.760                              --                --            --                --            --
  3.800                              --                --            --                --            --
  3.860                              --                --            --                --            --
  3.895                              --                --            --                --            --
  3.910                              --                --            --                --            --
  4.000                              --                --            --                --            --



PERSPECTIVE

Standard Benefit            109,229,327        12,127,395   133,088,849       200,362,902     4,809,969
  Maximum Anniversary
    Value Benefit                41,860            41,203       329,343           694,336            --
  Earnings Protection
    Benefits                    142,887           174,574       330,591         1,460,856            --
  Combined Optional
    Benefits                     14,265               367        10,080            49,576            --
                           ------------      ------------  ------------      ------------  ------------
      Total                $118,699,272      $ 31,035,971  $169,897,225      $547,590,167  $ 73,693,539
                           ============      ============  ============      ============  ============

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2005 (continued):

                                                                                                       JNL/Salomon
                                 JNL/          JNL/                                                      Brothers
                 JNL/        S&P Managed    S&P Managed          JNL/Salomon         JNL/Salomon      U.S. Government
             S&P Managed       Moderate      Moderate          Brothers High      Brothers Strategic     & Quality
           Growth Portfolio   Portfolio   Growth Portfolio  Yield Bond Portfolio    Bond Portfolio     Bond Portfolio
           ----------------  -----------  ----------------  --------------------  ------------------  ---------------
M&E CLASS
  1.000      $           --  $        --   $            --     $         114,403    $        117,054   $      223,737
  1.100                  --      364,382           503,442                94,825             127,157          116,970
  1.150          91,036,690    1,104,776        48,887,199            15,520,012          13,858,556       10,148,784
  1.250          34,260,675   13,967,844        37,616,369             7,113,471          10,883,442        5,399,300
  1.300          43,697,722      118,278        32,698,895             6,482,549           4,964,900        5,332,962
  1.350           2,171,614           --           689,874               273,668             882,355           73,243
  1.395                  --           --                --                    --                  --               --
  1.400          26,977,426      105,886        15,310,571             4,653,865           2,764,541        2,927,942
  1.420                  --           --                --                    --              69,600               --
  1.450           9,445,197      212,038         8,342,317             2,524,339           1,548,202        1,870,230
  1.500          56,675,076    3,821,134        28,071,122             8,746,214           9,303,891        5,482,843
  1.545           8,821,464      556,288         3,900,999             1,083,010           1,291,192          723,025
  1.550           5,863,106    2,716,468         6,108,629             2,345,454           1,523,146        1,151,529
  1.560                  --           --                --                    --             348,772               --
  1.570           2,718,093        5,047         1,724,267               202,748             271,317          254,037
  1.575                  --           --                --                    --                  --               --
  1.600          27,913,613    3,041,587        23,617,641             6,315,281           7,033,087        4,076,735
  1.605                  --           --                --                    --              66,513               --
  1.630                  --           --                --                    --               2,256               --
  1.645           1,371,017      126,887           946,128               212,900             427,905          228,541
  1.650          23,883,217   19,366,994        40,342,173             7,849,862          12,627,928        5,404,450
  1.660             706,759           --         2,644,065                73,017             378,927               --
  1.670             459,870      145,347           525,715                75,156             385,784           50,090
  1.695           5,687,843       11,139         2,264,600               461,224             509,089          532,061
  1.700          23,178,812    6,323,552        17,482,128             4,673,447           4,348,540        1,959,698
  1.710          47,200,700    1,737,895        37,248,203             9,023,834           6,216,771        5,989,500
  1.720           1,070,001           --         1,586,368               120,880              58,538          215,164
  1.725                  --           --                --                    --                  --               --
  1.745                  --           --                --                    --                  --               --
  1.750          15,218,444    2,105,504        10,571,351             1,497,910           1,427,948        1,582,497
  1.760           1,173,376    1,614,491         1,335,306               125,434             151,735          125,382
  1.795           1,958,683           --         1,522,798               592,549             268,052          278,468
  1.800          19,919,268    2,353,705        16,298,250             2,176,948           3,330,096        1,271,365
  1.810          12,079,424    7,150,909        20,148,130             3,908,694           5,499,359        2,305,671
  1.820             803,941           --           254,210                62,130              47,911          102,569
  1.825                  --           --                --                    --                  --               --
  1.845           2,690,953           --         2,932,375             1,029,092             419,885          488,448
  1.850           7,325,661    2,478,473         8,763,948               867,568           2,153,983        1,068,559
  1.855               6,109           --                --                    --                  --               --
  1.860          24,870,683      332,989        19,188,493             3,758,969           3,024,177        2,799,401
  1.870               9,735           --             5,550                75,056             147,224               --
  1.880              11,134           --            13,119                    --                  --               --
  1.895           3,744,152      141,185         2,598,464               718,714             655,852          534,152
  1.900          12,102,404    3,085,204        12,894,467             2,502,818           2,889,931        1,072,356
  1.905                  --           --                --                 3,108               6,223               --
  1.910                  --           --                --                    --                  --               --
  1.920             952,595       10,951           428,845               477,439              90,193           87,976

                JNL/          JNL/Select         JNL/Select           JNL/             JNL/        JNL/T. Rowe
           Select Balanced     Global            Large Cap       Select Money     Select Value  Price Established
              Portfolio     Growth Portfolio  Growth Portfolio  Market Portfolio    Portfolio    Growth Portfolio
           ---------------  ----------------  ----------------  ----------------  ------------  -----------------
M&E CLASS
  1.000     $       53,522     $          --    $      281,834     $          --   $   123,883     $      544,689
  1.100             11,005                --                --         1,997,160         2,032              2,786
  1.150         22,933,959            68,464         4,035,752         4,377,732     5,889,055         18,135,565
  1.250         15,338,564           863,573         1,100,073         5,385,707     4,224,860          7,440,245
  1.300         12,481,817            15,262         1,219,089         2,376,144     3,366,490          8,257,683
  1.350          1,276,521                --                --                --       324,966            993,002
  1.395                 --                --         1,830,579                --            --          1,800,877
  1.400          9,045,168            19,838           993,101           881,122     1,177,112          6,277,061
  1.420            145,081                --                --                --            --                 --
  1.450          2,774,403             3,627         1,018,795           477,678       903,225          1,942,968
  1.500          9,463,554           217,018           992,422         2,331,745     3,370,970          9,665,705
  1.545          1,128,222            14,086           371,339           457,299       371,168          1,864,405
  1.550          1,650,895           105,855           289,232         2,076,091       762,703          1,061,775
  1.560                 --                --                --                --            --             71,699
  1.570            424,447                --            44,708           338,280        43,415            379,369
  1.575                 --                --                --                --            --                 --
  1.600          7,222,789           161,055         1,316,735         4,159,852     2,590,951          5,515,380
  1.605            277,902                --                --                --        67,463                 --
  1.630              4,727                --                --                --         2,488             33,671
  1.645            308,458             3,832            20,278            21,762        84,914            245,656
  1.650         10,762,717           331,386         1,629,197         4,161,524     5,282,470          7,175,315
  1.660            226,959                --            90,192           579,537            --            410,915
  1.670            401,613                --                --            87,321       127,687            187,259
  1.695          1,284,846            12,183         1,608,449           329,044       368,583          1,169,557
  1.700          5,819,905           558,474           948,351         1,690,762     1,213,814          3,211,760
  1.710         13,075,088           153,209         2,059,124         5,037,763     4,203,655         13,940,159
  1.720            292,620                --           108,596            36,070            --            102,364
  1.725                 --                --                --                --            --                 --
  1.745                 --                --                --                --            --                 --
  1.750          3,560,286            22,920           619,332         1,078,591       887,941          1,722,588
  1.760             44,041               626            48,941            14,517        39,272            191,896
  1.795            708,133                --           119,116            36,619       191,795            563,083
  1.800          6,418,949           199,650         1,100,511         2,174,423     1,638,479          2,696,467
  1.810          5,993,155           274,019           338,099         5,572,323     2,125,677          4,678,276
  1.820            115,501                --            18,215            11,593        27,128            162,571
  1.825                 --                --                --                --            --                 --
  1.845            841,160               541           286,005           376,299       253,305            616,852
  1.850          2,050,933           153,974           228,746         1,123,813       666,687            882,491
  1.855                 --                --                --                --            --                 --
  1.860          5,888,587            93,905         1,723,967         1,295,474     2,135,206          4,676,561
  1.870            124,762                --                --            29,843         2,855             14,671
  1.880                 --                --                --                --            --                 --
  1.895            679,630                --           104,219           554,778       397,687            593,665
  1.900          2,820,580            33,620           243,328         1,169,856       810,738          1,425,950
  1.905             43,715                --                --                --        12,642                 --
  1.910                 --                --                --         3,261,448        43,550                 --
  1.920            213,129             9,244            10,114           123,895        74,820            191,707

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2005 (continued):

                                                                                                       JNL/Salomon
                                 JNL/          JNL/                                                      Brothers
                 JNL/        S&P Managed    S&P Managed          JNL/Salomon         JNL/Salomon      U.S. Government
             S&P Managed       Moderate      Moderate          Brothers High      Brothers Strategic     & Quality
           Growth Portfolio   Portfolio   Growth Portfolio  Yield Bond Portfolio    Bond Portfolio     Bond Portfolio
           ----------------  -----------  ----------------  --------------------  ------------------  ---------------
M&E CLASS
  1.945         $   442,009   $  437,467       $ 1,459,419              $   72,910        $  145,490       $   77,906
  1.950          10,510,281    4,350,094         9,318,319               1,157,881         1,465,996        1,051,475
  1.955                  --           --                --                   9,074            18,034           24,320
  1.960          16,479,173      275,815         6,348,471               2,309,021         2,519,874        1,628,654
  1.970             162,161           --           121,414                  59,118            15,859            4,400
  1.980                  --           --                --                   3,798             7,603            7,601
  1.995           2,497,876       21,837         2,698,544                 536,946           345,632          382,360
  2.000           4,969,100    3,310,860         8,823,638               1,185,335         1,998,939          614,649
  2.005                  --       67,384                --                   3,120            12,317           16,786
  2.010           3,445,019      306,430         2,124,196                 931,574           585,119          237,617
  2.020           1,035,548           --         1,675,109                  68,377           101,024           13,705
  2.030                  --           --                --                   4,255             4,253            4,249
  2.045             772,123    1,096,209         1,610,740                 307,301           550,945          777,939
  2.050          11,700,271    1,198,233         6,317,205                 971,413         1,105,936          792,168
  2.055                  --           --                --                   6,183             6,088            6,018
  2.060          17,226,558    1,766,493        12,549,283               4,451,731         2,078,530        1,699,283
  2.070             766,553      422,213           637,870                  46,735            77,398           13,332
  2.080                  --           --                --                      --                --               --
  2.095           1,309,244       68,992         1,881,423                 467,713           128,430          133,463
  2.100           4,083,016    3,977,377         6,023,526                 841,464         1,172,394          846,659
  2.110           3,203,950    1,908,582         2,418,287               2,216,392         1,788,399          459,797
  2.120             266,872       73,378           119,376                  36,373            66,956           30,401
  2.145           1,854,003      205,689         1,247,973                 236,133           105,404          531,847
  2.150           8,935,156    3,098,160         9,318,292               1,097,590         1,441,152          721,151
  2.155                  --           --                --                      --                --               --
  2.160          13,336,628    1,628,478        10,150,966               1,778,965         1,790,127        1,274,475
  2.170              11,717           --            18,239                   3,274             1,797               --
  2.195           2,017,307      339,727           753,635                 152,902           173,111           24,384
  2.200           1,523,175    1,380,594         5,699,447               1,018,659           765,114          484,860
  2.205              28,378       28,489            28,442                      --                --               --
  2.210           6,817,664    7,919,178        14,256,964               2,910,577         3,113,003        1,794,212
  2.220             175,314           --            95,972                  10,221             4,730                5
  2.245           1,074,540      436,315           781,302               1,565,327           609,322           31,982
  2.250           3,519,738    1,208,449         2,472,710                 192,423           266,028          127,102
  2.260           8,785,449    2,474,168         8,219,233               2,824,032         1,361,749          880,161
  2.270              87,329           --           216,596                   3,863                --               --
  2.280                  --           --                --                   1,399                --               --
  2.295           1,487,239       31,048         1,805,477                  99,453            82,889           85,477
  2.300           2,550,716    1,971,010         3,501,673                 347,256           740,921          464,840
  2.305                  --           --                --                   7,807                --               --
  2.310           4,975,068    1,181,889         2,479,951                 318,610           400,820          165,130
  2.320              60,925           --           132,045                   2,181             5,689            4,365
  2.330                  --           --                --                      --                --               --
  2.345             727,463       79,891           338,703                  30,434            57,897               --
  2.350           1,649,761      243,095         2,396,752                 175,928            91,486           77,320
  2.360           5,637,313    1,630,223         5,675,659               1,279,961           692,668          517,703
  2.370              74,040       35,008            11,868                   8,473             5,421           17,464

                JNL/          JNL/Select         JNL/Select           JNL/             JNL/        JNL/T. Rowe
           Select Balanced     Global            Large Cap       Select Money     Select Value  Price Established
              Portfolio     Growth Portfolio  Growth Portfolio  Market Portfolio    Portfolio    Growth Portfolio
           ---------------  ----------------  ----------------  ----------------  ------------  -----------------
M&E CLASS
  1.945         $  222,420          $     --          $163,118        $   96,349    $  258,505         $  262,430
  1.950          1,270,019           119,757           286,275           348,415       589,187          1,857,346
  1.955                 --                --                --                --            --                 --
  1.960          2,745,890            38,029           760,071         3,949,654       802,898          2,632,936
  1.970             62,957                --                --           102,552        10,635             31,070
  1.980                 --                --                --                --            --                 --
  1.995          1,015,796                --            71,016           187,414       346,254            353,686
  2.000          1,499,563            99,528           775,279           786,879     1,480,710          1,117,309
  2.005                 --                --                --                --            --                 --
  2.010            595,749                --           466,617         1,711,435       218,098            929,989
  2.020             43,204            52,063            42,818            58,310        40,900             72,112
  2.030                 --                --                --                --            --                 --
  2.045            223,539            28,412           115,857         1,339,641       209,577            222,428
  2.050          1,263,329            61,485           314,885         1,618,285       679,486            882,192
  2.055                 --                --                --                --            --                 --
  2.060          4,544,249            25,084           323,238         6,873,010     1,387,791          3,023,586
  2.070             13,926                --            21,418            44,385            --            127,765
  2.080                 --                --                --                --            --                 --
  2.095            573,255                --           268,311           149,887        45,055            390,777
  2.100            798,636           146,885           286,394           997,039       222,945            736,193
  2.110          1,172,792            76,976           203,542         1,621,717       281,950            788,888
  2.120             25,005                --             7,597            91,340         7,015             93,030
  2.145            609,140               437            62,597            51,679        87,498            137,308
  2.150          1,767,494            90,710           261,509           891,863       721,930          1,019,381
  2.155                 --                --                --                --            --                 --
  2.160          2,292,847            34,782           222,545           695,237       940,841          2,207,561
  2.170            166,611                --            47,246                --         5,777              4,226
  2.195            164,297                --            93,081           343,585        81,170            100,201
  2.200          1,254,368            43,436           257,001           862,353       345,431            455,797
  2.205                 --                --                --                --            --                 --
  2.210          2,122,186            82,564           472,023         1,828,654     1,158,608          1,794,817
  2.220             75,006                --                --             1,763         3,617              7,095
  2.245            214,749            31,809            17,373           141,692        33,445             36,426
  2.250            258,456            23,600           173,913           543,391       213,968            214,293
  2.260          2,040,497           146,194           812,571         3,042,592     1,234,836          2,552,094
  2.270             18,673                --                --                --            --             10,614
  2.280                 --                --                --                --            --                 --
  2.295            208,433             1,987            18,626            16,353        44,962            168,118
  2.300            922,130            61,673           122,287         1,087,129       257,958            452,906
  2.305             16,392                --                --                --            --             21,802
  2.310            573,575             1,107           171,791           172,904       458,362            638,928
  2.320                 --                --            11,198           201,907         1,785              9,924
  2.330                 --                --                --                --            --                 --
  2.345            162,673                --             5,513                --            --             76,227
  2.350            234,508             9,013            34,380            15,778       106,171            246,532
  2.360            884,962            54,565           275,922           910,106       430,358          1,655,320
  2.370             17,072                --                --             1,530         7,653             26,677

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2005 (continued):

                                                                                                       JNL/Salomon
                                 JNL/          JNL/                                                      Brothers
                 JNL/        S&P Managed    S&P Managed          JNL/Salomon         JNL/Salomon      U.S. Government
             S&P Managed       Moderate      Moderate          Brothers High      Brothers Strategic     & Quality
           Growth Portfolio   Portfolio   Growth Portfolio  Yield Bond Portfolio    Bond Portfolio     Bond Portfolio
           ----------------  -----------  ----------------  --------------------  ------------------  ---------------
M&E CLASS
  2.380       $          --  $        --   $            --    $             10,681  $         43,209   $       21,283
  2.395             628,248      171,447           287,805                 271,427           337,862          122,327
  2.400           1,008,217    1,678,554         1,999,081                 208,167           468,208           94,075
  2.405                  --           --                --                   2,060             6,235               --
  2.410           2,494,291      433,957         1,859,375                 260,859           211,813           53,422
  2.420              80,191       15,599            25,068                      --            90,735               --
  2.445           1,877,888           --            54,472                  98,378           110,901           79,905
  2.450           2,674,248      558,349         2,704,721                 268,271           334,477          265,684
  2.460           3,475,689    1,230,160         5,230,905                 824,749           659,934          622,854
  2.470             234,529           --           795,224                  27,309            40,214           20,510
  2.480                  --           --                --                     747             1,502            1,497
  2.495              50,471      339,283           562,768                   1,951             3,929            3,225
  2.500             735,455    1,216,498         1,637,284                 287,440           340,854          168,002
  2.505                  --           --                --                      --                --               --
  2.510           2,490,349    1,461,492         3,521,460               1,442,026         1,048,722          143,518
  2.520             155,306      366,498           160,435                      --            11,020               --
  2.545             436,855       11,250            20,910                      --            80,792           19,621
  2.550              70,335      595,664         3,288,273                 163,286           265,998          172,825
  2.560           3,614,665    1,549,132         4,214,112                 808,825           760,039          178,135
  2.570              97,463           --            20,867                      --                --               --
  2.595             137,142      272,401            42,841                 125,360            24,278           56,401
  2.600             107,966      739,724           886,053                 163,203           170,645           75,900
  2.605                  --           --                --                      --                --               --
  2.610           5,516,174      196,689         4,714,612                 762,403           743,358          312,557
  2.620              16,733           --            25,713                      --                --               --
  2.645             347,122       75,129           126,169                   7,029            45,802           15,546
  2.650             715,622        7,164           780,356                 218,499           111,813           24,379
  2.660           2,887,229    4,027,723         4,449,739                 254,287         1,529,136          129,479
  2.670             175,934           --                --                   7,924            15,905           14,028
  2.680                  --           --                --                      --                --               --
  2.695             100,097       42,448            56,320                  26,668            30,016           16,809
  2.700             328,281      376,744         1,331,575                  42,774            50,525           32,620
  2.710           2,364,764      475,108         3,514,204                 295,999           180,399        1,136,409
  2.720              70,676           --                --                      --                --               --
  2.745             106,309       18,068           278,432                  16,935                --               --
  2.750             592,323      300,218           600,956                  83,005            77,570           67,658
  2.755                  --           --                --                      --                --               --
  2.760           1,236,609      574,294         1,572,949                 184,087           445,141           86,804
  2.770              91,009           --            29,362                      --                --               --
  2.795                  --      178,576            48,335                   9,630               219              728
  2.800             716,406           --           497,055                 250,371           213,627           95,861
  2.805                  --           --           153,148                      --                --               --
  2.810           1,320,699      148,342         1,042,931                 124,585            48,579           38,287
  2.820              22,836           --            66,220                  29,575            19,793               --
  2.845               3,908      306,217            89,928                      --             1,015            1,006
  2.850             147,941        6,072            24,831                   1,132            14,660           48,735
  2.860             918,357      481,323         1,654,310                  18,522             4,916            5,572

                JNL/          JNL/Select         JNL/Select           JNL/             JNL/        JNL/T. Rowe
           Select Balanced     Global            Large Cap       Select Money     Select Value  Price Established
              Portfolio     Growth Portfolio  Growth Portfolio  Market Portfolio    Portfolio    Growth Portfolio
           ---------------  ----------------  ----------------  ----------------  ------------  -----------------
M&E CLASS
  2.380      $          --    $           --    $           --     $          --    $       --      $         --
  2.395             97,711                --            24,849            72,764        89,979           109,993
  2.400            164,923            14,960           122,411           210,184       105,491           210,400
  2.405              4,281                --             4,402             2,092            --             2,189
  2.410            233,652            15,330            26,871            65,203       269,657           398,021
  2.420                 --                --                --             9,939            --                --
  2.445            140,376                --            39,631             7,031        23,783            60,581
  2.450            333,405             5,442            33,741           177,220        62,121           166,109
  2.460            550,817            44,916            54,762           945,120       149,275           636,517
  2.470              1,206                --                --                --        24,749            72,424
  2.480                 --                --                --                --            --                --
  2.495              5,533            23,580            12,859           116,584        60,723            80,702
  2.500            176,005                --            62,992           200,141        12,788           237,091
  2.505                 --                --                --                --            --                --
  2.510            653,570           136,593            62,410           665,220       282,357           348,594
  2.520              4,609                --                --                --            --             4,644
  2.545            108,410                --            82,452           101,561       101,191             3,068
  2.550            186,347            21,867            25,138           441,142        89,193           188,389
  2.560            924,115             8,712           184,681           523,922       237,031           661,071
  2.570                 --                --                --           135,949            --                --
  2.595             16,433                --                --            60,474        86,520            23,854
  2.600            313,577            23,701            21,069           129,100        29,411            57,720
  2.605                 --                --                --                --            --                --
  2.610            594,337            53,843            86,940           219,000       421,023           584,865
  2.620             42,148                --                --                --            --                --
  2.645             29,728            20,491                --            21,983         1,673                --
  2.650            262,440             3,802            49,611            24,684        88,125           186,609
  2.660            825,273            56,205            38,294         1,639,040       310,880         1,373,517
  2.670             26,323                --                --                --            --            18,485
  2.680                 --                --                --                --            --                --
  2.695             19,175                --             6,200             2,322        12,492             8,292
  2.700             19,626                --                --            45,875         2,910            20,195
  2.710            415,821           111,462           121,168           209,060       166,693           544,839
  2.720                 --                --                --                --            --                --
  2.745             35,762                --             5,164            14,908         7,345            31,596
  2.750             20,148                --            22,376            15,860            --            54,820
  2.755                 --                --                --                --            --                --
  2.760            447,046             4,115            25,145           444,794        30,930           168,201
  2.770                 --                --                --                --            --                --
  2.795             19,750                --                --           734,289           309            51,244
  2.800            131,555                --                --           142,443       168,870           135,378
  2.805                 --                --                --                --            --                --
  2.810             45,812                --           102,032           115,795         8,277           346,920
  2.820                 --            21,092            10,232                --            --                --
  2.845              7,869                --                --                --         7,927             2,142
  2.850              1,938                --             5,228               230        20,504            20,307
  2.860             27,629            11,256                --             5,559         4,431            18,025

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2005 (continued):

                                                                                                       JNL/Salomon
                                 JNL/          JNL/                                                      Brothers
                 JNL/        S&P Managed    S&P Managed          JNL/Salomon         JNL/Salomon      U.S. Government
             S&P Managed       Moderate      Moderate          Brothers High      Brothers Strategic     & Quality
           Growth Portfolio   Portfolio   Growth Portfolio  Yield Bond Portfolio    Bond Portfolio     Bond Portfolio
           ----------------  -----------  ----------------  --------------------  ------------------  ---------------
M&E CLASS
  2.870        $         --    $  58,174      $         --         $            --     $          --       $       --
  2.895             111,023       23,931            83,314                      --                --               --
  2.900                  --           --             8,865                  99,269           156,688            4,777
  2.910             405,459           --         1,765,642                 268,634            77,292           61,575
  2.920                  --           --           382,922                      --                --               --
  2.945                  --           --                --                      --                --               --
  2.950             180,791      139,572            28,011                  11,619            11,696               --
  2.955                  --           --                --                      --                --               --
  2.960             609,647      274,750         1,527,824                 182,387            98,782           95,163
  2.970                  --           --                --                   4,259             5,432            1,146
  2.995                  --       87,605                --                      --                --               --
  3.000                  --       16,298           126,243                      --                --               --
  3.010             539,280       75,416           220,437                  45,052            70,246           24,158
  3.045                  --      128,377            15,662                      --                --               --
  3.050             259,683       61,073           588,886                      --                --            5,560
  3.060             513,637       24,215           403,491                  97,047            66,477          113,540
  3.070                  --           --                --                      --                --               --
  3.095                  --       26,159            69,320                   9,765             9,745           32,442
  3.100              53,062           --                --                      --                --               --
  3.110             150,420       26,790           111,711                  67,256            39,135           45,061
  3.120                  --           --                --                  25,077                --           49,884
  3.145                  --           --             8,357                   2,425                --               --
  3.150              40,380           --                --                     138               324           37,228
  3.160             164,959       67,193           266,615                  34,333            13,747           35,186
  3.195                  --           --                --                      --                --               --
  3.200              16,095           --                --                      --                --               --
  3.210              18,419           --            66,298                   6,128                --               --
  3.245                  --           --            81,338                      --                --               --
  3.250                  --           --                --                      --                --               --
  3.255                  --           --                --                      --                --               --
  3.260              67,663       17,544           119,837                      --                --           31,285
  3.270                  --           --                --                      --                --               --
  3.295                  --           --                --                      --            10,322           10,274
  3.300                  --           --           662,100                      --                --               --
  3.310              14,304           --            46,355                      --                --               --
  3.345              42,678           --                --                      --                --               --
  3.350                  --           --                --                      --                --               --
  3.360              26,673           --                --                   8,394                --               --
  3.395                  --           --           166,381                      --                --               --
  3.400                  --           --                --                      --                --               --
  3.410                  --           --                --                   3,768             3,782               --
  3.445                  --           --                --                      --                --               --
  3.450                  --           --                --                      --                --               --
  3.460                  --           --                --                      --                --               --
  3.470                  --           --            16,983                      --                --               --
  3.500                  --           --                --                      --                --               --
  3.510                  --           --            24,243                   4,678             2,336               --

                JNL/          JNL/Select         JNL/Select           JNL/             JNL/        JNL/T. Rowe
           Select Balanced     Global            Large Cap       Select Money     Select Value  Price Established
              Portfolio     Growth Portfolio  Growth Portfolio  Market Portfolio    Portfolio    Growth Portfolio
           ---------------  ----------------  ----------------  ----------------  ------------  -----------------
M&E CLASS
  2.870       $         --     $          --      $         --      $     28,249     $      --      $          --
  2.895                 --                --                --           707,964            --                 --
  2.900             26,090                --                --           458,760       118,535             22,994
  2.910             75,458                --             8,553            11,488        32,194            209,815
  2.920                 --                --                --            75,517            --                 --
  2.945                 --                --                --                --            --             13,925
  2.950              6,336             6,125                --           119,305            --                 --
  2.955                 --                --                --                --            --                 --
  2.960            421,616             4,160                --           241,229         3,992                 --
  2.970              9,038                --                --                --            --             13,708
  2.995                 --                --                --                --            --                 --
  3.000             32,259                --                --                --            --                 --
  3.010            113,191             4,672            26,647                --        37,835            136,226
  3.045             15,396                --                --                --            --                 --
  3.050                 --                --                --             3,755            --             21,537
  3.060             78,630                --               682           418,588        57,158            297,508
  3.070                 --                --                --                --            --                 --
  3.095             19,454                --                --                --        12,966                 --
  3.100                 --                --                --                --            --                 --
  3.110              5,872            41,278             5,714                --            --             10,350
  3.120                 --                --                --                --            --                 --
  3.145                 --             4,137                --                --            --                 --
  3.150                 --                --                --               230         5,245             20,953
  3.160                 --             6,932                --                --            --             20,660
  3.195                 --                --                --                --            --                 --
  3.200                 --                --                --                --            --                 --
  3.210                 --                --                --            43,914            --             29,938
  3.245                 --                --                --                --            --                 --
  3.250                 --                --                --                --            --                 --
  3.255                 --                --                --                --            --                 --
  3.260                 --                --             9,344           231,289         9,085                 --
  3.270                 --                --                --                --            --                 --
  3.295                 --                --                --                --            --                 --
  3.300                 --                --                --                --            --                 --
  3.310              1,435                --                --           135,748            --                 --
  3.345                 --                --                --                --            --                 --
  3.350                 --                --                --                --            --                 --
  3.360             39,424                --                --                --            --                 --
  3.395                 --                --                --                --            --                 --
  3.400                 --                --                --                --            --                 --
  3.410                 --                --             2,461                --            --             11,928
  3.445                 --                --                --                --            --                 --
  3.450                 --                --                --                --            --                 --
  3.460                 --                --                --                --            --                 --
  3.470                 --                --                --                --            --                 --
  3.500                 --                --                --                --            --                 --
  3.510                 --                --                --                --            --                 --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2005 (continued):

                                                                                                                      JNL/Salomon
                                               JNL/           JNL/                                                      Brothers
                               JNL/        S&P Managed     S&P Managed          JNL/Salomon         JNL/Salomon      U.S. Government
                           S&P Managed       Moderate       Moderate          Brothers High      Brothers Strategic     & Quality
                         Growth Portfolio   Portfolio    Growth Portfolio  Yield Bond Portfolio    Bond Portfolio     Bond Portfolio
                         ----------------  ------------  ----------------  --------------------  ------------------  ---------------
M&E CLASS
  3.545                  $             --  $         --  $             --  $                 --  $               --  $            --
  3.560                                --            --            59,567                 9,072              43,564               --
  3.610                            39,369            --             8,088                    --                  --               --
  3.650                                --            --                --                    --                  --               --
  3.660                                --            --                --                    --                  --               --
  3.695                                --            --                --                    --                  --               --
  3.700                                --            --                --                    --                  --               --
  3.710                                --            --                --                    --                  --               --
  3.750                                --            --                --                    --                  --               --
  3.760                                --            --                --                    --                  --               --
  3.800                                --            --                --                    --                  --               --
  3.860                                --            --                --                    --                  --               --
  3.895                                --            --                --                    --                  --               --
  3.910                                --            --                --                    --               2,721               --
  4.000                                --            --                --                    --                  --               --

PERSPECTIVE
  Standard Benefit            231,223,824     5,055,853       160,600,856            75,387,903          51,688,495       83,364,877
    Maximum Anniversary
      Value Benefit             1,545,510            --           778,314               194,305              53,580          237,315
    Earnings Protection
      Benefits                  1,526,121            --         1,025,664               229,441             246,927          300,487
    Combined Optional
      Benefits                  2,500,318            --           186,131                   695              26,893           25,792
                         ----------------  ------------  ----------------  --------------------  ------------------  ---------------
        Total            $    938,301,786  $140,108,801  $    759,012,984  $        209,498,579  $      187,198,601  $   168,504,357
                         ================  ============  ================  ====================  ==================  ===============

                              JNL/          JNL/Select         JNL/Select           JNL/             JNL/        JNL/T. Rowe
                         Select Balanced     Global            Large Cap       Select Money     Select Value  Price Established
                            Portfolio     Growth Portfolio  Growth Portfolio  Market Portfolio    Portfolio    Growth Portfolio
                         ---------------  ----------------  ----------------  ----------------  ------------  -----------------
M&E CLASS
  3.545                  $            --  $             --  $             --  $             --  $         --  $              --
  3.560                           79,366                --                --                --         9,548                 --
  3.610                               --            16,362                --                --            --                 --
  3.650                               --                --                --                --            --                 --
  3.660                               --                --                --                --            --                 --
  3.695                               --                --                --                --            --                 --
  3.700                               --                --                --                --            --                 --
  3.710                               --                --                --                --            --                 --
  3.750                               --                --                --                --            --                 --
  3.760                               --                --                --                --            --                 --
  3.800                               --                --                --                --            --                 --
  3.860                               --                --                --                --            --                 --
  3.895                               --                --                --                --            --                 --
  3.910                               --                --                --                --            --              5,639
  4.000                               --                --                --                --            --                 --

PERSPECTIVE
  Standard Benefit           187,273,116       112,714,669       132,400,684        34,895,643    19,493,594        202,550,122
    Maximum Anniversary
      Value Benefit              224,946                --            54,184             3,813        61,895            671,982
    Earnings Protection
      Benefits                   385,772                --           236,641           411,331        44,088            662,905
    Combined Optional
      Benefits                   174,850                --            20,714                --            --             24,685
                         ---------------  ----------------  ----------------  ----------------  ------------  -----------------
        Total            $   371,851,340  $    117,922,159  $    165,960,733  $    129,697,204  $ 79,287,855  $     345,756,304
                         ===============  ================  ================  ================  ============  =================

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2005 (continued):

                                                 JNL/T. Rowe           JNL/
                                                Price Mid-Cap     T. Rowe Price
                                               Growth Portfolio  Value Portfolio
                                               ----------------  ---------------
M&E CLASS
  1.000                                        $      1,416,885  $       671,353
  1.100                                                   9,264            1,441
  1.150                                              21,936,465       19,071,677
  1.250                                               9,956,716       10,589,964
  1.300                                               7,856,963       11,099,833
  1.350                                                 352,678               --
  1.395                                                      --               --
  1.400                                               5,058,498        8,262,847
  1.420                                                  82,292          152,107
  1.450                                               2,436,695        2,404,938
  1.500                                               8,513,750       10,257,526
  1.545                                               1,513,756        1,584,574
  1.550                                               1,551,218        2,200,131
  1.560                                                 229,124           33,326
  1.570                                                 398,234          767,107
  1.575                                                      --               --
  1.600                                               6,583,088        7,599,436
  1.605                                                      --               --
  1.630                                                  73,426           68,466
  1.645                                                 146,954          523,885
  1.650                                              10,246,280       10,110,140
  1.660                                                 180,225               --
  1.670                                                 134,271          488,782
  1.695                                                 761,914          881,748
  1.700                                               5,418,859        5,269,716
  1.710                                              11,239,320       12,007,010
  1.720                                                 392,029          273,017
  1.725                                                      --               --
  1.745                                                      --               --
  1.750                                               1,569,278        2,483,002
  1.760                                                 201,703          134,147
  1.795                                                 472,888          575,327
  1.800                                               3,355,898        3,705,639
  1.810                                               5,667,411        4,893,170
  1.820                                                 230,156          514,917
  1.825                                                      --               --
  1.845                                                 589,936        1,137,120
  1.850                                               1,211,663        2,196,898
  1.855                                                      --               --
  1.860                                               5,947,831        6,912,712
  1.870                                                  23,254          131,282
  1.880                                                      --               --
  1.895                                                 460,359          818,405
  1.900                                               2,699,702        2,464,473
  1.905                                                      --            6,148
  1.910                                                  43,916          273,901
  1.920                                                 101,820          327,603

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2005 (continued):

                                                 JNL/T. Rowe           JNL/
                                                Price Mid-Cap     T. Rowe Price
                                               Growth Portfolio  Value Portfolio
                                               ----------------  ---------------
M&E CLASS
  1.945                                        $        227,533  $       520,435
  1.950                                               1,808,842        2,209,268
  1.955                                                  16,184               --
  1.960                                               3,407,784        3,749,952
  1.970                                                  15,733           89,775
  1.980                                                      --               --
  1.995                                                 455,432          631,867
  2.000                                               2,896,688        1,643,876
  2.005                                                      --               --
  2.010                                                 675,063          749,438
  2.020                                                 177,085          106,678
  2.030                                                      --               --
  2.045                                                 236,479          353,341
  2.050                                               1,572,695        1,650,773
  2.055                                                      --               --
  2.060                                               3,324,971        2,871,366
  2.070                                                  86,566           84,472
  2.080                                                      --               --
  2.095                                                 494,593          794,269
  2.100                                               1,609,336        1,273,096
  2.110                                                 857,286          954,896
  2.120                                                  59,960          100,281
  2.145                                                 278,360          413,720
  2.150                                               1,350,825        1,955,855
  2.155                                                      --               --
  2.160                                               2,305,568        2,061,719
  2.170                                                  35,169           23,868
  2.195                                                 183,091          152,644
  2.200                                                 828,903        1,316,555
  2.205                                                      --               --
  2.210                                               2,524,841        2,170,060
  2.220                                                  81,605           21,795
  2.245                                                  80,815           91,914
  2.250                                                 362,883          541,154
  2.260                                               3,600,104        3,623,682
  2.270                                                  28,842           49,978
  2.280                                                   2,029               --
  2.295                                                  58,480          123,572
  2.300                                                 670,083          485,105
  2.305                                                   9,059               --
  2.310                                                 824,941          510,472
  2.320                                                  11,276            7,530
  2.330                                                      --               --
  2.345                                                  91,906          112,383
  2.350                                                 190,765          426,632
  2.360                                               2,265,136        2,103,589
  2.370                                                  24,606           24,327

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2005 (continued):

                                                 JNL/T. Rowe           JNL/
                                                Price Mid-Cap     T. Rowe Price
                                               Growth Portfolio  Value Portfolio
                                               ----------------  ---------------
M&E CLASS
  2.380                                        $             --  $            --
  2.395                                                 200,742          196,362
  2.400                                                 222,357          288,806
  2.405                                                      --            4,319
  2.410                                                 605,657          458,979
  2.420                                                  76,769               --
  2.445                                                 301,747           94,883
  2.450                                                 283,854          325,312
  2.460                                               1,230,671          754,484
  2.470                                                  29,856           49,265
  2.480                                                      --               --
  2.495                                                  41,885           20,014
  2.500                                                 277,259          566,277
  2.505                                                      --               --
  2.510                                                 751,264          788,595
  2.520                                                   8,648               --
  2.545                                                  81,525           65,015
  2.550                                                 143,549          277,995
  2.560                                               1,203,066          344,980
  2.570                                                      --               --
  2.595                                                  68,514           53,096
  2.600                                                 154,548          298,597
  2.605                                                      --               --
  2.610                                                 671,889          658,686
  2.620                                                      --               --
  2.645                                                   5,270               --
  2.650                                                 279,040           78,790
  2.660                                               1,433,655          921,516
  2.670                                                  10,535           71,840
  2.680                                                      --               --
  2.695                                                   7,080            9,980
  2.700                                                   6,753           14,796
  2.710                                                 488,205          574,095
  2.720                                                      --               --
  2.745                                                  13,265           33,699
  2.750                                                  75,949          110,438
  2.755                                                      --               --
  2.760                                                 360,474          232,557
  2.770                                                      --            8,941
  2.795                                                  44,973              312
  2.800                                                  80,784           52,378
  2.805                                                      --               --
  2.810                                                 158,838          529,590
  2.820                                                      --               --
  2.845                                                   7,158           32,745
  2.850                                                  30,940           30,917
  2.860                                                  46,119           38,312

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2005 (continued):

                                                 JNL/T. Rowe           JNL/
                                                Price Mid-Cap     T. Rowe Price
                                               Growth Portfolio  Value Portfolio
                                               ----------------  ---------------
M&E CLASS
  2.870                                           $          --     $         --
  2.895                                                   5,112           43,497
  2.900                                                  30,600           23,550
  2.910                                                 191,291          300,379
  2.920                                                      --               --
  2.945                                                  54,259               --
  2.950                                                  25,523           18,004
  2.955                                                      --               --
  2.960                                                 276,948          330,214
  2.970                                                   9,778           13,476
  2.995                                                      --               --
  3.000                                                      --               --
  3.010                                                  70,374          100,390
  3.045                                                  17,397           15,940
  3.050                                                  22,665           20,996
  3.060                                                 186,251          574,491
  3.070                                                      --               --
  3.095                                                   9,742           12,977
  3.100                                                      --               --
  3.110                                                  31,507           12,219
  3.120                                                      --               --
  3.145                                                      --               --
  3.150                                                  20,608           20,836
  3.160                                                  26,247               --
  3.195                                                      --               --
  3.200                                                      --               --
  3.210                                                      --           35,752
  3.245                                                      --               --
  3.250                                                      --               --
  3.255                                                      --               --
  3.260                                                   3,758           18,382
  3.270                                                      --               --
  3.295                                                      --               --
  3.300                                                      --               --
  3.310                                                      --               --
  3.345                                                      --               --
  3.350                                                      --               --
  3.360                                                  25,415            4,399
  3.395                                                      --               --
  3.400                                                      --               --
  3.410                                                   4,052           11,787
  3.445                                                      --               --
  3.450                                                      --               --
  3.460                                                      --               --
  3.470                                                      --               --
  3.500                                                      --               --
  3.510                                                      --               --

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

The following is a summary of net assets as of December 31, 2005 (continued):

                                                 JNL/T. Rowe           JNL/
                                                Price Mid-Cap     T. Rowe Price
                                               Growth Portfolio  Value Portfolio
                                               ----------------  ---------------
M&E CLASS
  3.545                                          $           --     $         --
  3.560                                                      --            9,477
  3.610                                                      --               --
  3.650                                                      --               --
  3.660                                                      --               --
  3.695                                                      --               --
  3.700                                                      --               --
  3.710                                                      --               --
  3.750                                                      --               --
  3.760                                                      --               --
  3.800                                                      --               --
  3.860                                                      --               --
  3.895                                                      --               --
  3.910                                                   2,803            8,409
  4.000                                                      --               --

 PERSPECTIVE
  Standard Benefit                                  216,262,481       78,928,732
    Maximum Anniversary
      Value Benefit                                     651,161          419,938
    Earnings Protection
      Benefits                                          592,617          883,844
    Combined Optional
      Benefits                                           39,829           63,019
                                               ----------------  ---------------
        Total                                    $  380,759,492     $254,751,384
                                               ================  ===============



JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS

The following is a summary for each period in the five year period ended December 31, 2005 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                       Fifth             Fifth Third            Fifth           Fifth Third       JNL/AIM Large
                                  Third Balanced      Disciplined Value     Third Mid Cap     Quality Growth       Cap Growth
                                 VIP Portfolio (b)    VIP Portfolio (b)   VIP Portfolio (b)  VIP Portfolio (b)    Portfolio (a)
                                 -----------------    -----------------   -----------------  -----------------    -------------
HIGHEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                     $   11.782942       $   14.710224       $   15.216546       $    6.823488       $   10.722972
   Total Return *                         -0.53%               2.88%               6.32%               2.53%               3.30%
   Ratio of Expenses **                    2.41%               3.41%               3.41%               3.41%               3.75%

Period ended December 31, 2004

   Unit Value                     $   11.845398       $   14.298550       $   14.311708       $    6.655426       $   10.380847
   Total Return *                          3.49%***            7.80%***            5.24%***            3.96%***            4.65%***
   Ratio of Expenses **                    2.41%               3.41%               3.41%               3.41%               3.75%

Period ended December 31, 2003

   Unit Value                               n/a                 n/a                 n/a                 n/a       $    9.979643
   Total Return *                           n/a                 n/a                 n/a                 n/a                2.79%***
   Ratio of Expenses **                     n/a                 n/a                 n/a                 n/a                2.91%

Period ended December 31, 2002

   Unit Value                               n/a                 n/a                 n/a                 n/a       $    7.935282
   Total Return *                           n/a                 n/a                 n/a                 n/a                1.99%***
   Ratio of Expenses **                     n/a                 n/a                 n/a                 n/a                2.55%

Period ended December 31, 2001

   Unit Value                               n/a                 n/a                 n/a                 n/a       $   10.179667
   Total Return *                           n/a                 n/a                 n/a                 n/a                1.80%***
   Ratio of Expenses **                     n/a                 n/a                 n/a                 n/a                1.60%


                                        JNL/AIM             JNL/AIM        JNL/AIM Small                           JNL/Alliance
                                    Premier Equity        Real Estate       Cap Growth            JNL/Alger       Capital Growth
                                  II Portfolio (a)(c)    Portfolio (d)     Portfolio (a)      Growth Portfolio     Portfolio (e)
                                  -------------------    -------------     -------------      -----------------   --------------
HIGHEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                               n/a          $   11.415702     $   11.709139       $   15.676069      $    9.003366
   Total Return *                           n/a                   0.00%             4.75%               8.51%              1.57%
   Ratio of Expenses **                     n/a                   3.71%             3.45%               3.45%              3.06%

Period ended December 31, 2004

   Unit Value                     $    8.913242                    n/a     $   11.177826       $   14.447148      $    8.456116
   Total Return *                         -2.62%                   n/a              2.35%***            0.32%***           4.81%***
   Ratio of Expenses **                    2.80%                   n/a              3.45%               3.45%              3.75%

Period ended December 31, 2003

   Unit Value                     $    9.153284                    n/a     $   10.957129       $   14.885250      $    8.673622
   Total Return *                          3.58%***                n/a              9.40%***            9.75%***           1.76%***
   Ratio of Expenses **                    2.80%                   n/a              2.91%               2.91%              2.91%

Period ended December 31, 2002

   Unit Value                     $    7.696877                    n/a     $    8.182448       $   11.625507      $    7.309474
   Total Return *                         -3.18%***                n/a             -4.39%***           -0.56%***         -11.03%***
   Ratio of Expenses **                    2.55%                   n/a              2.55%               2.55%              2.55%

Period ended December 31, 2001

   Unit Value                     $   10.132618                    n/a     $   10.882467       $   10.172867      $   10.078526
   Total Return *                          1.33%***                n/a              8.82%***            1.73%***           0.79%***
   Ratio of Expenses **                    1.50%                   n/a              1.70%               1.70%              1.70%

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date October 29, 2001.

(b)  Commencement of operations May 3, 2004.

(c)  For 2004, the period is from January 1, 2004 through acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.

(d)  Commencement of operations May 2, 2005.

(e)  For 2005, the period is from January 1, 2005 through acquisition April 28,
     2005. Unit values disclosed are as of April 28, 2005.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                        Fifth             Fifth Third            Fifth            Fifth Third      JNL/AIM Large
                                   Third Balanced      Disciplined Value     Third Mid Cap      Quality Growth      Cap Growth
                                  VIP Portfolio (b)    VIP Portfolio (b)   VIP Portfolio (b)   VIP Portfolio (b)   Portfolio (a)
                                  -----------------    -----------------   -----------------   -----------------   ---------------
LOWEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                     $   12.275947        $    15.852385      $  16.397673        $   7.589596        $   12.026701
   Total Return *                          0.75%                 5.12%             8.64%               4.76%                6.17%
   Ratio of Expenses **                    1.25%                 1.25%             1.25%               1.25%                1.00%

Period ended December 31, 2004

   Unit Value                     $   12.183991        $    15.080382      $  15.093897        $   7.244899        $   11.327999
   Total Return *                          4.71%***             11.92%***          6.22%***            3.68%***             7.15%***
   Ratio of Expenses **                    1.25%                 1.25%             1.25%               1.25%                1.00%

Period ended December 31, 2003

   Unit Value                               n/a                   n/a               n/a                 n/a        $   10.368162
   Total Return *                           n/a                   n/a               n/a                 n/a                28.54%
   Ratio of Expenses **                     n/a                   n/a               n/a                 n/a                 1.15%

Period ended December 31, 2002

   Unit Value                               n/a                   n/a               n/a                 n/a        $    8.066239
   Total Return *                           n/a                   n/a               n/a                 n/a               -24.74%***
   Ratio of Expenses **                     n/a                   n/a               n/a                 n/a                 1.15%

Period ended December 31, 2001

   Unit Value                               n/a                   n/a               n/a                 n/a        $   10.943639
   Total Return *                           n/a                   n/a               n/a                 n/a                 9.44%***
   Ratio of Expenses **                     n/a                   n/a               n/a                 n/a                 1.40%



                                          JNL/AIM             JNL/AIM       JNL/AIM Small                           JNL/Alliance
                                      Premier Equity        Real Estate      Cap Growth            JNL/Alger       Capital Growth
                                    II Portfolio (a)(c)    Portfolio (d)    Portfolio (a)      Growth Portfolio    Portfolio (e)
                                    -------------------    -------------   -----------------   -----------------   --------------
LOWEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                                     n/a     $   11.622681    $    12.968937      $     20.132698      $  10.457157
   Total Return *                                 n/a              8.19%             7.34%               11.19%             3.52%
   Ratio of Expenses **                           n/a              1.00%             1.00%                1.00%             1.15%

Period ended December 31, 2004

   Unit Value                       $        9.289106               n/a    $    12.081613      $     18.106523      $  10.101441
   Total Return *                               -2.09%              n/a              3.13%***            -2.18%***          5.09%
   Ratio of Expenses **                          1.15%              n/a              1.00%                1.00%             1.15%

Period ended December 31, 2003

   Unit Value                       $        9.487409               n/a    $    11.382319      $     17.200539      $   9.611899
   Total Return *                               21.26%              n/a             36.85%               33.74%            22.89%
   Ratio of Expenses **                          1.15%              n/a              1.15%                1.15%             1.15%

Period ended December 31, 2002

   Unit Value                       $        7.824266               n/a    $     8.317290      $     12.861002      $   7.821585
   Total Return *                              -25.09%***           n/a            -25.17%***           -28.91%***        -26.52%***
   Ratio of Expenses **                          1.15%              n/a              1.15%                1.15%             1.15%

Period ended December 31, 2001

   Unit Value                       $       11.023327               n/a    $    11.572006      $     19.411734      $   6.706400
   Total Return *                               10.23%***           n/a             15.72%***           -13.19%           -15.77%
   Ratio of Expenses **                          1.40%              n/a              1.40%                1.40%             1.40%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date October 29, 2001.

(b)  Commencement of operations May 3, 2004.

(c)  For 2004, the period is from January 1, 2004 through acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.

(d)  Commencement of operations May 2, 2005. (e) For 2005, the period is from
     January 1, 2005 through acquisition April 28, 2005. Unit values disclosed are as of April 28, 2005.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                           Fifth             Fifth Third            Fifth             Fifth Third     JNL/AIM Large
                                      Third Balanced      Disciplined Value     Third Mid Cap       Quality Growth     Cap Growth
                                     VIP Portfolio (b)    VIP Portfolio (b)   VIP Portfolio (b)    VIP Portfolio (b)  Portfolio (a)
                                     -----------------    -----------------   -----------------    -----------------  -------------
PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)         $      139           $    6,339          $    2,722           $    5,255         $   77,265
   Units Outstanding (in thousands)          11                  406                 169                  709              6,605
   Investment Income Ratio *               1.68%                1.35%               0.10%                0.03%              0.04%

Period ended December 31, 2004

   Net Assets (in thousands)         $      123           $    3,841          $    1,691           $    3,316         $   63,173
   Units Outstanding (in thousands)          10                  257                 113                  466              5,689
   Investment Income Ratio *               0.64%                0.50%               0.00%                0.00%              0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                n/a                  n/a                 n/a                  n/a         $   33,754
   Units Outstanding (in thousands)         n/a                  n/a                 n/a                  n/a              3,286
   Investment Income Ratio *                n/a                  n/a                 n/a                  n/a               0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                n/a                  n/a                 n/a                  n/a         $    6,522
   Units Outstanding (in thousands)         n/a                  n/a                 n/a                  n/a                812
   Investment Income Ratio *                n/a                  n/a                 n/a                  n/a               0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                n/a                  n/a                 n/a                  n/a         $      457
   Units Outstanding (in thousands)         n/a                  n/a                 n/a                  n/a                 42
   Investment Income Ratio *                n/a                  n/a                 n/a                  n/a               0.00%


                                            JNL/AIM              JNL/AIM         JNL/AIM Small                         JNL/Alliance
                                        Premier Equity         Real Estate        Cap Growth          JNL/Alger       Capital Growth
                                      II Portfolio (a)(c)     Portfolio (d)      Portfolio (a)    Growth Portfolio     Portfolio (e)
                                      -------------------     -------------      -------------    ----------------    --------------
PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)                n/a               $  23,177          $  45,043         $ 157,540          $      --
   Units Outstanding (in thousands)         n/a                   2,005              3,570             8,153                 --
   Investment Income Ratio *                n/a                    0.00%              0.00%             0.10%              0.04%

Period ended December 31, 2004

   Net Assets (in thousands)          $      --                     n/a          $  39,024         $ 165,724          $  30,756
   Units Outstanding (in thousands)          --                     n/a              3,293             9,468              4,136
   Investment Income Ratio *               0.14%                    n/a               0.00%             0.01%              0.21%

Period ended December 31, 2003

   Net Assets (in thousands)          $   9,600                     n/a          $  40,305         $ 191,213          $  43,021
   Units Outstanding (in thousands)       1,022                     n/a              3,572            11,287              6,242
   Investment Income Ratio *               0.00%                    n/a               0.00%             0.00%              0.00%

Period ended December 31, 2002

   Net Assets (in thousands)          $   4,773                     n/a          $  12,081         $ 143,546          $  25,761
   Units Outstanding (in thousands)         614                     n/a              1,459            11,267              5,111
   Investment Income Ratio *               0.00%                    n/a               0.00%             0.00%              0.00%

Period ended December 31, 2001

   Net Assets (in thousands)          $     821                     n/a          $   1,812         $ 287,298          $  31,784
   Units Outstanding (in thousands)          75                     n/a                157            14,810              4,723
   Investment Income Ratio *               0.00%                    n/a               0.00%             0.00%              0.06%


* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date October 29, 2001.

(b)  Commencement of operations May 3, 2004.

(c)  For 2004, the period is from January 1, 2004 through acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.

(d)  Commencement of operations May 2, 2005.

(e)  For 2005, the period is from January 1, 2005 through acquisition April 28,
     2005. Unit values disclosed are as of April 28, 2005.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                                    JNL/Franklin
                                                          JNL/Eagle          JNL/FMR             JNL/FMR              Templeton
                                    JNL/Eagle Core         SmallCap          Balanced             Capital             Small Cap
                                   Equity Portfolio    Equity Portfolio      Portfolio         Growth Portfolio  Value Portfolio (c)
                                   ----------------    ----------------    ---------------     ----------------  -------------------
HIGHEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                      $  14.549938        $  15.669951        $   9.626865        $  17.386172        $  10.747716
   Total Return *                         -0.07%              -0.24%               5.93%               2.41%               0.89%
   Ratio of Expenses **                    3.40%               3.91%               3.86%               3.61%               3.91%

Period ended December 31, 2004

   Unit Value                      $  14.560445        $  16.580951        $   9.087874        $  17.242370                 n/a
   Total Return *                          8.80%***           14.09%***            6.75%***            8.76%***             n/a
   Ratio of Expenses **                    3.40%               3.40%               3.86%               3.45%                n/a

Period ended December 31, 2003

   Unit Value                      $  14.684021        $  14.965423        $   8.938991        $  15.862021                 n/a
   Total Return *                          4.67%***            3.95%***            5.61%***           14.66%***             n/a
   Ratio of Expenses **                    2.91%               2.91%               2.91%               2.90%                n/a

Period ended December 31, 2002

   Unit Value                      $  12.428983        $  11.260062        $   8.175679        $  12.363416                 n/a
   Total Return *                        -20.41%***           -3.06%***           -8.63%***           -1.48%***             n/a
   Ratio of Expenses **                    2.55%               2.55%               2.55%               2.55%                n/a

Period ended December 31, 2001

   Unit Value                      $  10.135060        $  10.969787        $   9.940104        $  10.149811                 n/a
   Total Return *                          1.35%***            9.70%***           -0.60%***            1.50%***             n/a
   Ratio of Expenses **                    1.70%               1.70%               1.70%               1.70%                n/a



                                 JNL/Goldman Sachs     JNL/JPMorgan       JNL/JPMorgan          JNL/Lazard           JNL/Lazard
                                      Mid Cap         International       International           Mid Cap             Small Cap
                               Value Portfolio (c)  Equity Portfolio   Value Portfolio (b)  Value Portfolio (a)  Value Portfolio (a)
                               -------------------  ----------------   -------------------  -------------------  -------------------
HIGHEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                     $  11.098693       $  11.267140       $  10.051067         $  15.559998           $  12.861470
   Total Return *                        -0.85%              3.64%              4.81%                4.96%                  1.11%
   Ratio of Expenses **                   3.91%              3.91%              3.91%                3.61%                  3.45%

Period ended December 31, 2004

   Unit Value                              n/a       $  11.064433       $   8.911939         $  14.824692           $  12.720310
   Total Return *                          n/a               9.87%***          16.07%***            10.40%***               8.52%***
   Ratio of Expenses **                    n/a               3.45%              3.75%                3.61%                  3.45%

Period ended December 31, 2003

   Unit Value                              n/a       $  10.270368       $   7.930736         $  12.837923           $  11.777425
   Total Return *                          n/a               6.68%***           8.84%***             9.89%***               9.01%***
   Ratio of Expenses **                    n/a               2.96%              2.91%                2.91%                  2.91%

Period ended December 31, 2002

   Unit Value                              n/a       $   8.492644       $   6.003411         $  10.434434           $   8.887344
   Total Return *                          n/a               5.08%***           0.41%***            -7.39%***             -10.10%***
   Ratio of Expenses **                    n/a               2.55%             2.395%                2.55%                  2.55%

Period ended December 31, 2001

   Unit Value                              n/a       $  10.185585                n/a         $  10.591267           $  10.735826
   Total Return *                          n/a               1.86%***            n/a                 5.91%***               7.36%***
   Ratio of Expenses **                    n/a               1.70%               n/a                 1.70%                  1.60%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of Operations October 29, 2001.

(b)  Commencement of operations September 30, 2002.

(c)  Commencement of operations May 2, 2005.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                                 JNL/Franklin
                                                         JNL/Eagle          JNL/FMR           JNL/FMR              Templeton
                                   JNL/Eagle Core         SmallCap          Balanced             Capital           Small Cap
                                  Equity Portfolio    Equity Portfolio      Portfolio        Growth Portfolio  Value Portfolio (c)
                                  ----------------    ----------------    ------------       ----------------  -------------------
LOWEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                    $  18.185242         $  20.537083       $  11.320907        $  22.949895       $  10.946232
   Total Return *                         2.35%                1.50%              9.00%               5.11%              7.60%
   Ratio of Expenses **                   1.00%                1.00%              1.00%               1.00%              1.15%

Period ended December 31, 2004

    Unit Value                    $  17.767948         $  20.232962       $  10.386549        $  21.834409                n/a
   Total Return *                         3.82%***            17.62%              6.66%***           16.82%               n/a
   Ratio of Expenses **                   1.00%                1.00%              1.00%               1.00%               n/a

Period ended December 31, 2003

    Unit Value                    $  16.695529         $  17.202438       $   9.535089        $  18.690119                n/a
   Total Return *                        23.12%               13.51%***          12.43%              11.45%***            n/a
   Ratio of Expenses **                   1.15%                1.00%              1.15%               1.00%               n/a

Period ended December 31, 2002

   Unit Value                     $  13.560918         $  12.297205       $   8.480604        $  13.758252                n/a
   Total Return *                       -17.84%***           -22.60%***          -5.65%***          -22.79%***            n/a
   Ratio of Expenses **                   1.15%                1.15%              1.15%               1.15%               n/a

Period ended December 31, 2001

   Unit Value                     $  16.887707         $  15.391211       $   9.199663        $  15.051709                n/a
   Total Return *                       -11.12%                9.41%             -5.83%             -41.03%               n/a
   Ratio of Expenses **                   1.40%                1.40%              1.40%               1.40%               n/a



                                 JNL/Goldman Sachs     JNL/JPMorgan       JNL/JPMorgan          JNL/Lazard           JNL/Lazard
                                      Mid Cap         International       International           Mid Cap             Small Cap
                               Value Portfolio (c)  Equity Portfolio   Value Portfolio (b)  Value Portfolio (a)  Value Portfolio (a)
                               -------------------  ----------------   -------------------  -------------------  -------------------
LOWEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                  $  11.303526         $  15.355109       $  12.626277         $  19.090166        $  15.583063
   Total Return *                      10.14%                9.59%             17.39%               10.69%               3.61%
   Ratio of Expenses **                 1.15%                1.00%              1.00%                1.00%               1.00%

Period ended December 31, 2004

    Unit Value                           n/a         $  14.011462       $  10.755922         $  17.540416        $  15.040034
   Total Return *                        n/a                15.18%             21.32%               23.29%              14.23%
   Ratio of Expenses **                  n/a                 1.00%              1.00%                1.15%               1.00%

Period ended December 31, 2003

    Unit Value                           n/a         $  12.164594       $   8.865871         $  14.226593        $  13.166191
   Total Return *                        n/a                16.60%***          42.58%***            27.42%              16.50%***
   Ratio of Expenses **                  n/a                 1.00%              1.00%                1.15%               1.00%

Period ended December 31, 2002

   Unit Value                            n/a         $   9.450867       $   6.376038         $  11.165350        $   9.509779
   Total Return *                        n/a               -22.02%***           0.86%***           -15.82%***          -18.23%***
   Ratio of Expenses **                  n/a                 1.15%              1.15%                1.15%               1.15%

Period ended December 31, 2001

   Unit Value                            n/a         $  11.690454                n/a         $  11.201260        $  11.428479
   Total Return *                        n/a               -21.40%               n/a                12.01%***           14.28%***
   Ratio of Expenses **                  n/a                 1.40%               n/a                 1.40%               1.40%

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of Operations October 29, 2001.

(b)  Commencement of operations September 30, 2002.

(c)  Commencement of operations May 2, 2005.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                           JNL/Eagle        JNL/FMR           JNL/FMR        JNL/Franklin Templeton
                                    JNL/Eagle Core         SmallCap         Balanced          Capital              Small Cap
                                    Equity Portfolio   Equity Portfolio     Portfolio     Growth Portfolio     Value Portfolio(c)
                                    ----------------   ----------------   -------------   ----------------   ----------------------
PORTFOLIO DATA
Period ended December 31, 2005

 Net Assets (in thousands)          $    80,193        $    80,053        $   118,850      $   120,214        $    12,193
 Units Outstanding (in thousands)         4,663              4,181             10,813            6,834              1,120
 Investment Income Ratio *                 0.87%              0.00%              0.01%            0.27%              0.00%

Period ended December 31, 2004

 Net Assets (in thousands)          $    84,921        $    92,613        $    97,768      $   136,152                n/a
 Units Outstanding (in thousands)         5,023              4,880              9,610            8,176                n/a
 Investment Income Ratio *                 0.74%              0.00%              1.33%            0.00%               n/a

Period ended December 31, 2003

 Net Assets (in thousands)          $    80,208        $    81,155        $    85,632      $   141,533                n/a
 Units Outstanding (in thousands)         4,960              5,010              9,046            9,962                n/a
 Investment Income Ratio *                 0.76%              0.00%              1.59%            0.00%               n/a

Period ended December 31, 2002

 Net Assets (in thousands)          $    55,566        $    60,051        $    57,817      $   121,683                n/a
 Units Outstanding (in thousands)         4,214              5,120              6,823           11,559                n/a
 Investment Income Ratio *                 0.72%              0.00%              2.26%            0.00%               n/a

Period ended December 31, 2001

 Net Assets (in thousands)          $    73,384        $    84,569        $    55,450      $   239,280                n/a
 Units Outstanding (in thousands)         4,353              5,502              6,024           15,905                n/a
 Investment Income Ratio *                 0.49%              0.00%              2.86%            0.00%               n/a




                                   JNL/Goldman Sachs    JNL/JPMorgan      JNL/JPMorgan          JNL/Lazard           JNL/Lazard
                                        Mid Cap        International      International           Mid Cap             Small Cap
                                  Value Portfolio (c) Equity Portfolio  Value Portfolio (b)  Value Portfolio (a)  Value Portfolio(a)
                                  ------------------- ----------------  -------------------  -------------------  ------------------
PORTFOLIO DATA
Period ended December 31, 2005

 Net Assets (in thousands)        $        22,285     $       88,044    $           116,828   $           162,241  $      121,325
 Units Outstanding (in thousands)           1,978              6,119                  9,007                 9,282           8,217
 Investment Income Ratio *                   0.00%              1.75%                  0.45%                10.23%           5.37%

Period ended December 31, 2004

 Net Assets (in thousands)                    n/a     $       78,422    $            72,980   $           133,657  $      112,999
 Units Outstanding (in thousands)             n/a              5,920                  6,276                 8,272           7,838
 Investment Income Ratio *                    n/a               1.27%                  1.42%                 0.18%           0.05%

Period ended December 31, 2003

 Net Assets (in thousands)                    n/a     $       81,746    $            24,675   $            66,277  $       77,708
 Units Outstanding (in thousands)             n/a              7,056                  2,413                 5,061           6,102
 Investment Income Ratio *                    n/a               1.69%                  4.47%                 0.29%           0.00%

Period ended December 31, 2002

 Net Assets (in thousands)                    n/a     $       66,508    $               438   $            29,045  $       28,814
 Units Outstanding (in thousands)             n/a              7,270                     56                 2,917           3,091
 Investment Income Ratio *                    n/a               0.92%                  3.79%                 0.47%           0.00%

Period ended December 31, 2001

 Net Assets (in thousands)                    n/a     $       87,535                    n/a   $             1,210  $        1,848
 Units Outstanding (in thousands)             n/a              7,492                    n/a                   108             162
 Investment Income Ratio *                    n/a               0.68%                   n/a                  0.93%           0.22%


* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Commencement of Operations October 29, 2001.

(b)  Commencement of operations September 30, 2002.

(c)  Commencement of operations May 2, 2005.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                                       JNL/MCM
                                                         JNL/MCM              JNL/MCM              JNL/MCM            Enhanced
                                     JNL/MCM           Bond Index         Communications       Consumer Brands      S&P 500 Stock
                                  25 Portfolio        Portfolio (a)      Sector Portfolio     Sector Portfolio   Index Portfolio (b)
                                  ------------        -------------      ----------------     ----------------   -------------------
HIGHEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                     $   9.711698        $  10.106316        $   4.041766        $   9.128653       $   7.298669
   Total Return *                        -6.73%              -0.30%              -2.22%              -3.04%              0.37%
   Ratio of Expenses **                   4.00%              3.910%               3.21%               3.56%              3.80%

Period ended December 31, 2004

   Unit Value                     $  10.411974        $  10.322773        $   4.133508        $   9.884514       $   7.272051
   Total Return *                        11.69%***            0.53%***           11.05%***            6.32%***           4.45%***
   Ratio of Expenses **                   4.00%              3.895%               3.21%               3.21%              3.80%

Period ended December 31, 2003

   Unit Value                     $   9.216104        $  10.560119        $   3.743377        $   9.568389       $   7.074361
   Total Return *                        34.74%***            0.01%***            7.05%***            3.87%***           6.95%***
   Ratio of Expenses **                   3.20%               2.90%               2.51%               2.51%              2.91%

Period ended December 31, 2002

   Unit Value                     $   7.327916        $  10.593579        $   4.572431        $   9.287579       $   5.716209
   Total Return *                       -14.46%***            4.62%***          -46.46%              -7.44%             -0.63%***
   Ratio of Expenses **                   2.55%               2.55%               1.60%               1.60%              2.55%

Period ended December 31, 2001

   Unit Value                     $  10.106589                 n/a        $   8.540138        $  10.033840                n/a
   Total Return *                         1.07%***             n/a              -14.60%***            0.34%***            n/a
   Ratio of Expenses **                   1.60%                n/a                1.60%               1.60%               n/a


                                     JNL/MCM            JNL/MCM             JNL/MCM             JNL/MCM             JNL/MCM
                                    Financial           Global             Healthcare         International          JNL 5
                                 Sector Portfolio     15 Portfolio       Sector Portfolio   Index Portfolio (a)   Portfolio (c)
                                 ----------------     ------------       ----------------   -------------------   -------------
HIGHEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                     $  11.017663        $  10.845521        $   9.963495        $  13.767148        $  11.570828
   Total Return *                         7.04%               5.88%               5.18%               8.99%               7.65%
   Ratio of Expenses **                   3.61%               4.00%               3.56%              3.895%              3.695%

Period ended December 31, 2004

   Unit Value                     $  11.007919        $  10.243321        $   9.693345        $  12.631192        $  10.865550
   Total Return *                         7.90%***           21.26%***       -0.43%***               12.88%***            3.95%***
   Ratio of Expenses **                   3.21%               4.00%               3.41%              3.895%              3.095%

Period ended December 31, 2003

   Unit Value                     $  10.336726        $   8.625915        $  10.077613        $  11.194379                 n/a
   Total Return *                         3.01%***           36.34%***            2.91%***            9.54%***             n/a
   Ratio of Expenses **                   2.51%               3.20%               2.51%               2.96%                n/a

Period ended December 31, 2002

   Unit Value                     $   7.851446        $   6.843038        $   6.804344        $   8.431609                 n/a
   Total Return *                       -15.42%             -15.17%***          -31.72%             -16.41%***             n/a
   Ratio of Expenses **                   1.60%               2.55%               1.60%               2.55%                n/a

Period ended December 31, 2001

   Unit Value                     $   9.283242        $   9.985637        $   9.966043                 n/a                 n/a
   Total Return *                        -7.17%***           -0.14%***           -0.34%***             n/a                 n/a
   Ratio of Expenses **                   1.60%               1.60%               1.60%                n/a                 n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date January 15, 2002.

(b)  Commencement of operations September 30, 2002.

(c)  Inception date October 1, 2004.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                                      JNL/MCM
                                                            JNL/MCM            JNL/MCM            JNL/MCM            Enhanced
                                        JNL/MCM           Bond Index       Communications     Consumer Brands      S&P 500 Stock
                                     25 Portfolio        Portfolio (a)    Sector Portfolio   Sector Portfolio   Index Portfolio (b)
                                     ------------        -------------    ----------------   ----------------   -------------------
LOWEST EXPENSE RATIO

Period ended December 31, 2005

   Unit Value                       $  11.799121        $  11.340550       $   4.634201        $  10.781848        $   8.786572
   Total Return *                          -3.89%               0.84%             -0.14%              -0.10%               3.21%
   Ratio of Expenses **                     1.00%               1.00%              1.10%               1.00%               1.00%

Period ended December 31, 2004

   Unit Value                       $  12.277074        $  11.246377       $   4.640711        $  11.068600        $   8.513429
   Total Return *                          20.69%               1.04%***          -0.23%***            8.83%              10.16%
   Ratio of Expenses **                     1.00%               1.00%              1.10%               1.15%               1.00%

Period ended December 31, 2003

   Unit Value                       $  10.172779        $  10.927761       $   3.934696        $  10.170973        $   7.728089
   Total Return *                          33.64%***            1.79%             31.17%               1.85%***           12.01%***
   Ratio of Expenses **                     1.00%               1.15%              1.40%               1.15%               1.00%

Period ended December 31, 2002

   Unit Value                       $   7.694899        $  10.735815       $   2.999411        $   8.436548        $   6.014019
   Total Return *                         -20.90%***            7.85%***         -46.35%              -7.25%             -20.27%***
   Ratio of Expenses **                     1.15%               1.15%              1.40%               1.40%               1.15%

Period ended December 31, 2001

   Unit Value                       $   8.758260                 n/a       $   5.590939        $   9.096229                 n/a
   Total Return *                          12.64%                n/a             -48.19%              -9.91%                n/a
   Ratio of Expenses **                     1.40%                n/a               1.40%               1.40%                n/a





                                        JNL/MCM            JNL/MCM            JNL/MCM             JNL/MCM             JNL/MCM
                                       Financial           Global           Healthcare         International           JNL 5
                                   Sector Portfolio     15 Portfolio     Sector Portfolio   Index Portfolio (a)    Portfolio (c)
                                   ----------------     ------------     ----------------   -------------------    -------------
LOWEST EXPENSE RATIO

Period ended December 31, 2005

   Unit Value                       $  12.930662        $  13.176756       $  11.767904        $  15.438331        $  11.963532
   Total Return *                           4.90%               9.09%              8.74%              12.19%              -0.31%
   Ratio of Expenses **                     1.15%               1.00%              1.00%               1.00%               1.00%

Period ended December 31, 2004

   Unit Value                       $  12.326584        $  12.078281       $  10.984570        $  13.761360        $  10.917908
   Total Return *                          12.19%              26.84%              0.67%***           18.30%               2.51%***
   Ratio of Expenses **                     1.15%               1.00%              1.10%               1.00%               1.10%

Period ended December 31, 2003

   Unit Value                       $  10.987648        $   9.522624       $  10.712278        $  11.632574                 n/a
   Total Return *                           1.39%***           32.47%***           2.97%***           31.43%***             n/a
   Ratio of Expenses **                     1.15%               1.00%              1.15%               1.00%                n/a

Period ended December 31, 2002

   Unit Value                       $   8.265111        $   7.185739       $   8.369873        $   8.543937                 n/a
   Total Return *                         -15.25%             -19.91%***         -31.59%             -12.50%***             n/a
   Ratio of Expenses **                     1.40%               1.15%              1.40%               1.15%                n/a

Period ended December 31, 2001

   Unit Value                       $   9.752820        $   8.381633       $  12.234507                 n/a                 n/a
   Total Return *                         -12.79%              -2.07%             -8.14%                n/a                 n/a
   Ratio of Expenses **                     1.40%               1.40%              1.40%                n/a                 n/a


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date January 15, 2002.

(b)  Commencement of operations September 30, 2002.

(c)  Inception date October 1, 2004.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                                     JNL/MCM
                                                           JNL/MCM             JNL/MCM            JNL/MCM           Enhanced
                                          JNL/MCM        Bond Index        Communications     Consumer Brands     S&P 500 Stock
                                       25 Portfolio     Portfolio (a)     Sector Portfolio   Sector Portfolio  Index Portfolio (b)
                                       ------------     -------------     ----------------   ----------------  -------------------
PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)           $  547,728        $  169,206        $   12,982        $   17,930        $   51,576
   Units Outstanding (in thousands)        48,527            15,411             2,866             1,727             5,773
   Investment Income Ratio *                 0.00%             2.91%             9.45%             1.73%             5.94%

Period ended December 31, 2004

   Net Assets (in thousands)           $  411,612        $  111,204        $   16,654        $   14,748        $   58,425
   Units Outstanding (in thousands)        34,713            10,126             3,666             1,356             6,653
   Investment Income Ratio *                 0.00%             0.39%             0.01%             0.00%             0.36%

Period ended December 31, 2003

   Net Assets (in thousands)           $  164,718        $   45,891        $    8,250        $   10,758        $   35,786
   Units Outstanding (in thousands)        16,593             4,248             2,070             1,067             4,316
   Investment Income Ratio *                 0.00%             2.90%             0.00%             0.00%             0.56%

Period ended December 31, 2002

   Net Assets (in thousands)           $   37,494        $   12,446        $    6,113        $    9,465        $    6,939
   Units Outstanding (in thousands)         4,921             1,168             2,009             1,118             1,108
   Investment Income Ratio *                 0.00%             8.39%             0.00%             0.00%             0.10%

Period ended December 31, 2001

   Net Assets (in thousands)           $    8,406               n/a        $   10,464        $    8,009               n/a
   Units Outstanding (in thousands)           956               n/a             1,859               879               n/a
   Investment Income Ratio *                 0.00%              n/a              0.00%             0.00%              n/a



                                           JNL/MCM             JNL/MCM             JNL/MCM            JNL/MCM            JNL/MCM
                                          Financial            Global            Healthcare        International          JNL 5
                                      Sector Portfolio      15 Portfolio      Sector Portfolio  Index Portfolio (a)   Portfolio (c)
                                      ----------------      ------------      ----------------  -------------------   -------------
PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)              $    37,388        $   639,572      $    73,969        $   270,319          $ 1,178,139
   Units Outstanding (in thousands)             2,987             50,759            6,571             17,823               99,440
   Investment Income Ratio *                     1.82%              0.00%            0.84%              2.95%                0.05%

Period ended December 31, 2004

   Net Assets (in thousands)              $    28,505        $   395,535      $    39,865        $   162,270          $    81,383
   Units Outstanding (in thousands)             2,369             33,886            3,742             11,867                7,460
   Investment Income Ratio *                     0.07%              0.00%            0.00%              0.13%                0.60%

Period ended December 31, 2003

   Net Assets (in thousands)              $    17,929        $   141,341      $    23,580        $    59,006                  n/a
   Units Outstanding (in thousands)             1,654             15,206            2,248              5,039                  n/a
   Investment Income Ratio *                     0.00%              0.00%            0.00%              2.51%                 n/a

Period ended December 31, 2002

   Net Assets (in thousands)              $    14,179        $    30,518      $    18,282        $     8,582                  n/a
   Units Outstanding (in thousands)             1,718              4,289            2,205              1,002                  n/a
   Investment Income Ratio *                     0.00%              0.00%            0.00%              6.09%                 n/a

Period ended December 31, 2001

   Net Assets (in thousands)              $    15,911        $     8,075      $    24,492                n/a                  n/a
   Units Outstanding (in thousands)             1,633                960            2,013                n/a                  n/a
   Investment Income Ratio *                     0.00%              0.00%            0.00%               n/a                  n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date January 15, 2002.

(b)  Commencement of operations September 30, 2002.

(c)  Inception date October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                    JNL/MCM           JNL/MCM              JNL/MCM               JNL/MCM               JNL/MCM
                                  Nasdaq(R) 15       Oil & Gas          S&P 400 MidCap           S&P 500             Select Small
                                 Portfolio (c)    Sector Portfolio   Index Portfolio (a)    Index Portfolio (a)     Cap Portfolio
                                --------------    ----------------   -------------------    -------------------     --------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                   $    10.289532     $    19.986224       $    12.869369         $     9.802793       $  16.761938
   Total Return *                         1.68%             -7.10%                7.71%                  0.40%              4.66%
   Ratio of Expenses **                   3.61%              3.91%               3.895%                 3.895%              4.00%

Period ended December 31, 2004

   Unit Value                   $    10.787801     $    15.647043       $    11.947627         $     9.763928       $  16.015281
   Total Return *                         1.94%***          15.27%***             8.47%***               5.24%***          14.87%***
   Ratio of Expenses **                   3.15%              3.41%               3.895%                 3.895%              4.00%

Period ended December 31, 2003

   Unit Value                              n/a     $    12.795057       $    10.927268         $     9.394300       $  15.348024
   Total Return *                          n/a               4.35%***             3.34%***               4.74%***          37.33%***
   Ratio of Expenses **                    n/a               2.21%                2.96%                  2.96%             3.200%

Period ended December 31, 2002

   Unit Value                              n/a     $     8.837502       $     8.398081         $     7.601826       $  10.950660
   Total Return *                          n/a             -5.04%               -12.81%***             -11.94%***         -10.76%***
   Ratio of Expenses **                    n/a               1.60%                2.55%                  2.55%              2.55%

Period ended December 31, 2001

   Unit Value                              n/a     $     9.306743                  n/a                    n/a       $   9.699679
   Total Return *                          n/a              -6.93%***              n/a                    n/a              -3.00%***
   Ratio of Expenses **                    n/a               1.60%                 n/a                    n/a               1.60%




                                  JNL/MCM              JNL/MCM             JNL/MCM             JNL/MCM                JNL/MCM
                               Small Cap Index        Technology          The Dow(SM)           Dow(SM)                S&P(R)
                                Portfolio (a)      Sector Portfolio     5 Portfolio (b)      10 Portfolio           10 Portfolio
                               ---------------     ----------------     ---------------     --------------         --------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                   $    12.275325       $     4.989541                n/a      $     7.567178         $  11.424088
   Total Return *                         0.25%                0.00%               n/a               -9.36%               31.89%
   Ratio of Expenses **                  3.895%                3.71%               n/a                4.00%                4.00%

Period ended December 31, 2004

   Unit Value                   $    12.244585       $     5.197926     $     8.999041      $     8.348810         $   8.661826
   Total Return *                         9.54%***             1.14%***          -3.55%               7.70%***            15.39%***
   Ratio of Expenses **                  3.895%                3.21%              1.60%               4.00%                4.00%

Period ended December 31, 2003

   Unit Value                   $    11.042704       $     5.476582     $     9.330596      $     8.757884         $   7.942574
   Total Return *                         3.12%***             3.62%***          17.65%              28.70%***            16.27%***
   Ratio of Expenses **                   2.96%                2.51%              1.60%             3.2000%                3.20%

Period ended December 31, 2002

   Unit Value                   $     7.827609       $     5.639598     $     7.930959      $     7.355307         $   7.053485
   Total Return *                       -17.20%***           -38.20%            -13.40%              -8.82%***           -21.32%***
   Ratio of Expenses **                   2.55%                1.60%              1.60%               2.55%                2.55%

Period ended December 31, 2001

   Unit Value                              n/a       $     9.125464     $     9.157806      $     9.429791         $   8.347564
   Total Return *                          n/a                -8.75%***          -8.42%***           -5.70%***           -16.52%***
   Ratio of Expenses **                    n/a                 1.60%              1.60%               1.60%                1.60%


*    Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

**   Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***  Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date January 15, 2002.

(b)  For 2004, the period is from January 1, 2004 through acquisition April 30, 2004. Unit values disclosed are as of April 30,
     2004.

(c)  Inception date October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                      JNL/MCM           JNL/MCM              JNL/MCM               JNL/MCM              JNL/MCM
                                    Nasdaq(R) 15       Oil & Gas          S&P 400 MidCap           S&P 500            Select Small
                                   Portfolio (c)    Sector Portfolio   Index Portfolio (a)    Index Portfolio (a)    Cap Portfolio
                                  --------------    ----------------   -------------------    -------------------   --------------

LOWEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                    $    10.614405    $   24.148719       $    14.431578        $    10.992756        $ 20.364977
   Total Return *                          -2.09%           35.51%               10.87%                 3.34%              7.84%
   Ratio of Expenses **                     1.10%            1.00%                1.00%                 1.00%              1.00%

Period ended December 31, 2004

    Unit Value                    $    10.841214    $   17.733168       $    13.016647        $    10.637567        $ 18.884179
   Total Return *                          -0.85%***        -0.66%***            14.63%                 8.97%             11.46%
   Ratio of Expenses **                     1.10%            1.10%                1.00%                 1.00%              1.00%

Period ended December 31, 2003

    Unit Value                               n/a    $   13.328740       $    11.354967        $     9.762010        $ 16.941890
   Total Return *                            n/a             2.14%***            28.13%***             19.74%***          23.32%***
   Ratio of Expenses **                      n/a             1.30%                1.00%                 1.00%              1.00%

Period ended December 31, 2002

   Unit Value                                n/a    $   10.207599       $     8.510876        $     7.704551        $ 11.499123
   Total Return *                            n/a            -4.85%              -15.35%***            -21.66%***         -24.47%***
   Ratio of Expenses **                      n/a             1.40%                1.15%                 1.15%              1.15%

Period ended December 31, 2001

   Unit Value                                n/a    $   10.728103                  n/a                   n/a        $ 14.040208
   Total Return *                            n/a           -26.58%                 n/a                   n/a              -5.24%
   Ratio of Expenses **                      n/a             1.40%                 n/a                   n/a               1.40%



                                    JNL/MCM               JNL/MCM              JNL/MCM            JNL/MCM               JNL/MCM
                                Small Cap Index          Technology           The Dow (SM)        Dow (SM)                S&P(R)
                                 Portfolio (b)        Sector Portfolio      5 Portfolio (b)     10 Portfolio          10 Portfolio
                                ---------------       ----------------      ---------------    --------------        --------------

LOWEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                  $    13.765517        $     5.950916                   n/a     $     9.193764        $13.879669
   Total Return *                         3.19%                 8.47%                  n/a               6.61%            35.89%
   Ratio of Expenses **                   1.00%                 1.00%                  n/a               1.00%             1.00%

Period ended December 31, 2004

    Unit Value                  $    13.340256        $     5.835762        $     7.149908     $     9.844389        $10.213546
   Total Return *                        16.26%                 0.30%***             -3.49%              1.84%            16.50%
   Ratio of Expenses **                   1.00%                 1.10%                 1.40%              1.00%             1.00%

Period ended December 31, 2003

    Unit Value                  $    11.474890        $     5.821507        $     7.408429     $     9.666055        $ 8.767335
   Total Return *                        35.07%***             -0.33%***             17.88%             28.44%***          14.6%***
   Ratio of Expenses **                   1.00%                 1.15%                 1.40%              1.00%             1.00%

Period ended December 31, 2002

   Unit Value                   $     7.933415        $     4.018247        $     6.284536     $     7.723705        $ 7.406712
   Total Return *                       -20.14%***            -38.08%               -13.22%             -8.74%***        -24.46%***
   Ratio of Expenses **                   1.15%                 1.40%                 1.40%              1.15%             1.15%

Period ended December 31, 2001

   Unit Value                              n/a        $     6.488951        $     7.242198     $     8.613528        $ 9.086538
   Total Return *                          n/a                -45.60%                -4.70%             -4.30%           -22.49%
   Ratio of Expenses **                    n/a                  1.40%                 1.40%              1.40%             1.40%

*    Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

**   Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***  Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date January 15, 2002.

(b)  For 2004, the period is from January 1, 2004 through acquisition April 30, 2004. Unit values disclosed are as of April 30,
     2004.

(c)  Inception date October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                         JNL/MCM           JNL/MCM            JNL/MCM             JNL/MCM          JNL/MCM
                                       Nasdaq(R) 15       Oil & Gas        S&P 400 MidCap      S&P 500 Index     Select Small
                                      Portfolio (c)    Sector Portfolio  Index Portfolio (a)   Portfolio (a)    Cap Portfolio
                                     --------------    ----------------  ------------------- ----------------   --------------
PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)         $       42,128    $      173,953     $      264,156     $      380,518     $      546,751
   Units Outstanding (in thousands)           4,002             7,593             18,676             35,107             28,099
   Investment Income Ratio *                   0.00%             2.75%              1.58%              1.39%              0.00%

Period ended December 31, 2004

   Net Assets (in thousands)         $        9,084    $       52,129     $      185,042     $      286,238     $      356,177
   Units Outstanding (in thousands)             838             3,035             14,331             26,949             19,549
   Investment Income Ratio *                   0.00%             0.00%              0.01%              1.60%              0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                    n/a    $        9,127     $       76,144     $      129,749     $      170,194
   Units Outstanding (in thousands)             n/a               693              6,673             13,081             10,329
   Investment Income Ratio *                    n/a              0.00%              0.61%              1.67%              0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                    n/a    $        7,405     $       11,541     $       21,548     $       38,586
   Units Outstanding (in thousands)             n/a               731              1,341              2,716              3,428
   Investment Income Ratio *                    n/a              0.00%              1.59%              0.00%              0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                    n/a    $        7,469                n/a                n/a     $       14,445
   Units Outstanding (in thousands)             n/a               700                n/a                n/a              1,043
   Investment Income Ratio *                    n/a              0.00%               n/a                n/a               0.00%



                                            JNL/MCM           JNL/MCM            JNL/MCM            JNL/MCM           JNL/MCM
                                       Small Cap Index       Technology         The Dow (SM)        Dow (SM)           S&P(R)
                                         Portfolio (b)    Sector Portfolio   5 Portfolio (b)     10 Portfolio       10 Portfolio
                                       ---------------    ----------------   ---------------    --------------     --------------
PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)           $      217,908     $       45,266                n/a     $      547,103     $      694,989
   Units Outstanding (in thousands)            16,115              7,874                n/a             62,187             52,332
   Investment Income Ratio *                     2.05%              1.60%               n/a               0.00%              0.00%

Period ended December 31, 2004

   Net Assets (in thousands)           $      162,490     $       29,545            $    --     $      429,753     $      361,642
   Units Outstanding (in thousands)            12,205              5,149                 --             45,137             36,652
   Investment Income Ratio *                     0.00%              0.00%              0.00%              0.00%              0.00%

Period ended December 31, 2003

   Net Assets (in thousands)           $       70,041     $       20,428     $        7,804     $      229,175     $      155,153
   Units Outstanding (in thousands)             6,008              3,510              1,038             24,281             18,152
   Investment Income Ratio *                     0.80%              0.00%              0.00%              0.00%              0.00%

Period ended December 31, 2002

   Net Assets (in thousands)           $        9,632     $       14,504     $        8,047     $       80,796     $       41,227
   Units Outstanding (in thousands)             1,200              3,570              1,265             10,562              5,639
   Investment Income Ratio *                     2.62%              0.00%              0.00%              0.00%              0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                      n/a     $       20,046     $        6,910     $       36,897     $       20,184
   Units Outstanding (in thousands)               n/a              3,068                949              4,280              2,225
   Investment Income Ratio *                      n/a               0.00%              0.00%              0.00%              0.00%


*    These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date January 15, 2002.

(b)  For 2004, the period is from January 1, 2004 through aqusition April 30, 2004. Unit values disclosed are as of April 30,
     2004.

(c)  Inception date October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                     JNL/MCM           JNL/MCM       JNL/Oppenheimer                                JNL/PIMCO
                                  Value Line(R)          VIP          Global Growth       JNL/Oppenheimer         Total Return
                                25 Portfolio (c)    Portfolio (c)      Portfolio          Growth Portfolio     Bond Portfolio (a)
                                ---------------    --------------    --------------       ----------------     ------------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                    $    15.224490    $    11.684904    $    11.469210        $     8.059353        $    11.575526
   Total Return *                         18.82%             8.42%             5.39%                11.54%                -0.56%
   Ratio of Expenses **                    3.61%             3.51%             3.61%                 3.36%                 3.91%

Period ended December 31, 2004

   Unit Value                    $    11.381625    $    11.031481    $    10.553022        $     7.677775        $    11.926497
   Total Return *                          2.50%***          2.75%***         13.03%***              2.35%***              1.88%***
   Ratio of Expenses **                    3.21%             3.21%             3.41%                 3.21%                 3.71%

Period ended December 31, 2003

   Unit Value                               n/a               n/a    $     9.363973        $     7.668190        $    12.381470
   Total Return *                           n/a               n/a             14.54%***             -1.19%***              0.04%***
   Ratio of Expenses **                     n/a               n/a              2.91%                 2.91%                 2.96%

Period ended December 31, 2002

   Unit Value                               n/a               n/a    $     6.900125        $     6.743170        $    12.295342
   Total Return *                           n/a               n/a            -13.58%***             -1.43%***              3.95%***
   Ratio of Expenses **                     n/a               n/a              2.55%                 2.55%                 2.75%

Period ended December 31, 2001

   Unit Value                               n/a               n/a    $    10.059130        $    10.173866        $     9.999267
   Total Return *                           n/a               n/a              0.59%***              1.74%***             -0.01%***
   Ratio of Expenses **                     n/a               n/a              1.70%                 1.70%                 1.70%



                                        JNL/
                                    PPM America                               JNL/Putnam           JNL/Putnam           JNL/S&P
                                    High Yield             JNL/Putnam           Midcap            Value Equity       Core Index 50
                                 Bond Portfolio (d)     Equity Portfolio   Growth Portfolio         Portfolio       Portfolio (b)(d)
                                 ------------------     ----------------   ----------------      ---------------    ----------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                                 n/a        $    17.579695     $     7.349686        $    16.589654             n/a
   Total Return *                             n/a                  2.30%             15.05%                 2.22%            n/a
   Ratio of Expenses **                       n/a                  3.36%              3.71%                3.395%            n/a

Period ended December 31, 2004

   Unit Value                      $    12.724062        $    17.207404     $     6.963899        $    16.757063     $  9.674371
   Total Return *                            3.86%***             12.96%***          13.60%***              8.02%***        0.52%***
   Ratio of Expenses **                      3.86%                 3.06%              3.21%                3.145%           3.31%

Period ended December 31, 2003

   Unit Value                      $    13.606623        $    16.262016     $     6.129631        $    16.162710     $  9.696129
   Total Return *                            2.89%***             12.32%***           7.46%***             11.15%***        7.49%***
   Ratio of Expenses **                      2.91%                 2.65%              2.91%                 2.85%           2.91%

Period ended December 31, 2002

   Unit Value                      $    12.141023        $    13.480564     $     4.773797        $    13.661166     $  7.657951
   Total Return *                           -1.44%***            -16.32%***          -8.41%***             -7.36%***      -20.61%***
   Ratio of Expenses **                      2.55%                 2.30%              2.55%                 2.55%           2.45%

Period ended December 31, 2001

   Unit Value                      $     9.978449        $     9.302424     $    10.535055        $    10.170710             n/a
   Total Return *                           -0.22%***             -6.98%***           5.35%***              1.71%***         n/a
   Ratio of Expenses **                      1.70%                 1.60%              1.70%                 1.70%            n/a

*    Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

**   Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***  Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date October 29, 2001.

(b)  Inception date October 29, 2002.

(c)  Inception date October 1, 2004.

(d)  For 2004, the period is from January 1, 2004 through acquisition October 1, 2004. Unit values disclosed are as of October 1,
     2004.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                     JNL/MCM             JNL/MCM          JNL/Oppenheimer                             JNL/PIMCO
                                   Value Line(R)           VIP            Global Growth       JNL/Oppenheimer        Total Return
                                  25 Portfolio (c)     Portfolio (c)        Portfolio         Growth Portfolio    Bond Portfolio (a)
                                  ----------------    --------------      ---------------     ----------------    ------------------
LOWEST EXPENSE RATIO

Period ended December 31, 2005

   Unit Value                     $    15.724123      $    12.038914      $    12.955865      $     8.999214      $    14.540662
   Total Return *                          37.42%               8.58%              12.61%               8.08%               1.29%
   Ratio of Expenses **                     1.00%               1.10%               1.00%               1.00%               1.00%

Period ended December 31, 2004

   Unit Value                     $    11.442423      $    11.087700      $    11.504893      $     8.326560      $    14.354794
   Total Return *                           8.45%***            0.16%***           16.76%               3.19%               3.41%
   Ratio of Expenses **                     1.00%               1.10%               1.00%               1.00%               1.00%

Period ended December 31, 2003

   Unit Value                                n/a                 n/a      $     9.853500      $     8.069163      $    13.881564
   Total Return *                            n/a                 n/a               20.20%***            4.89%***            1.19%***
   Ratio of Expenses **                      n/a                 n/a                1.00%               1.00%               1.00%

Period ended December 31, 2002

   Unit Value                                n/a                 n/a      $     7.062724      $     6.902335      $    13.284507
   Total Return *                            n/a                 n/a              -20.66%***          -23.39%***            6.02%***
   Ratio of Expenses **                      n/a                 n/a                1.15%               1.15%               1.15%

Period ended December 31, 2001

   Unit Value                                n/a                 n/a      $     9.183699      $     9.330717      $     9.853514
   Total Return *                            n/a                 n/a               -8.16%***           -6.69%***           -1.46%***
   Ratio of Expenses **                      n/a                 n/a                1.40%               1.40%               1.40%



                                         JNL/
                                     PPM America                              JNL/Putnam         JNL/Putnam             JNL/S&P
                                     High Yield           JNL/Putnam            Midcap          Value Equity         Core Index 50
                                 Bond Portfolio (d)    Equity Portfolio    Growth Portfolio      Portfolio         Portfolio (b)(d)
                                 ------------------    ----------------    ----------------   ----------------    ------------------
LOWEST EXPENSE RATIO

Period ended December 31, 2005

   Unit Value                               n/a       $    22.233139      $     8.570161      $    21.175540                 n/a
   Total Return *                           n/a                 7.51%              11.57%               9.10%                n/a
   Ratio of Expenses **                     n/a                 1.15%               1.00%               1.10%                n/a

Period ended December 31, 2004

   Unit Value                    $    16.643811       $    20.680819      $     7.665919      $    20.312647      $    10.258129
   Total Return *                          2.97%***            11.75%              17.27%               8.50%               2.21%
   Ratio of Expenses **                    1.00%                1.15%               1.15%               1.15%               1.15%

Period ended December 31, 2003

   Unit Value                    $    15.840241       $    18.506230      $     6.537242      $    18.720938     $     10.036223
   Total Return *                         17.31%               25.77%              31.94%              23.13%              29.43%
   Ratio of Expenses **                    1.15%                1.15%               1.15%               1.15%               1.15%

Period ended December 31, 2002

   Unit Value                    $    13.502664       $    14.714245      $     4.954798      $    15.204304      $     7.754044
   Total Return *                          1.74%***           -21.91%***          -27.46%***          -18.87%***          -22.88%***
   Ratio of Expenses **                    1.15%                1.15%               1.15%               1.15%               1.15%

Period ended December 31, 2001

   Unit Value                    $    12.623859       $    16.150439      $     7.063306      $    16.439324                 n/a
   Total Return *                          4.18%              -26.06%             -27.99%              -7.64%                n/a
   Ratio of Expenses **                    1.40%                1.40%               1.40%               1.40%                n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date October 29, 2001.

(b)  Inception date October 29, 2002.

(c)  Inception date October 1, 2004.

(d)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                         JNL/MCM           JNL/MCM        JNL/Oppenheimer                            JNL/PIMCO
                                       Value Line(R)         VIP           Global Growth      JNL/Oppenheimer       Total Return
                                      25 Portfolio (c)   Portfolio (c)      Portfolio         Growth Portfolio   Bond Portfolio (a)
                                      ----------------   -------------    ---------------     ----------------   ------------------
PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)              $  451,873      $  225,951        $  124,849           $  24,869          $  324,438
   Units Outstanding (in thousands)           28,983          18,905             9,918               2,846              24,289
   Investment Income Ratio *                    0.00%           0.55%             0.25%               0.13%               4.46%

Period ended December 31, 2004

   Net Assets (in thousands)               $  33,044       $  21,516        $  100,400           $  21,413          $  233,210
   Units Outstanding (in thousands)            2,890           1,943             8,904               2,627              17,736
   Investment Income Ratio *                    0.00%           0.37%             0.16%               0.00%               1.79%

Period ended December 31, 2003

   Net Assets (in thousands)                     n/a             n/a         $  56,554           $  16,371          $  186,434
   Units Outstanding (in thousands)              n/a             n/a             5,815               2,054              14,871
   Investment Income Ratio *                     n/a             n/a              0.00%               0.00%               1.71%

Period ended December 31, 2002

   Net Assets (in thousands)                     n/a             n/a         $  23,910           $   6,557          $  110,041
   Units Outstanding (in thousands)              n/a             n/a             3,398                 953               9,590
   Investment Income Ratio *                     n/a             n/a              0.00%               0.00%               0.03%

Period ended December 31, 2001

   Net Assets (in thousands)                     n/a             n/a         $   8,175           $   3,841           $   8,396
   Units Outstanding (in thousands)              n/a             n/a               888                 411                 852
   Investment Income Ratio *                     n/a             n/a              0.00%               0.24%               3.48%




                                             JNL/
                                          PPM America                              JNL/Putnam        JNL/Putnam         JNL/S&P
                                          High Yield            JNL/Putnam           Midcap         Value Equity     Core Index 50
                                       Bond Portfolio (d)    Equity Portfolio   Growth Portfolio      Portfolio     Portfolio (b)(d)
                                       ------------------    ----------------   ----------------    -------------   ----------------
PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)                  n/a               $  118,699           $  31,036       $  169,897              n/a
   Units Outstanding (in thousands)           n/a                    6,488               3,744            9,315              n/a
   Investment Income Ratio *                  n/a                     0.76%               0.00%            0.96%             n/a

Period ended December 31, 2004

   Net Assets (in thousands)           $        -               $  135,415           $  28,326       $  195,303        $       -
   Units Outstanding (in thousands)             -                    7,956               3,759           11,118                -
   Investment Income Ratio *                 5.60%                    0.57%               0.00%            1.34%            0.24%

Period ended December 31, 2003

   Net Assets (in thousands)           $  188,838               $  149,857           $  22,216       $  207,764        $   7,249
   Units Outstanding (in thousands)        12,583                    9,829               3,431           12,884              706
   Investment Income Ratio *                 7.29%                    0.32%               0.00%            1.17%            0.07%

Period ended December 31, 2002

   Net Assets (in thousands)           $  117,270               $  139,925           $  13,389       $  188,294        $   1,968
   Units Outstanding (in thousands)         9,210                   11,566               2,712           14,475              254
   Investment Income Ratio *                 7.89%                    0.00%               0.00%            0.98%            0.00%

Period ended December 31, 2001

   Net Assets (in thousands)           $  124,815               $  246,486           $  18,375       $  286,114              n/a
   Units Outstanding (in thousands)         9,895                   15,273               2,595           17,425              n/a
   Investment Income Ratio *                 8.58%                    0.00%               0.00%            0.88%             n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) Inception date October 29, 2001.

(b) Inception date October 29, 2002.

(c) Inception date October 1, 2004.

(d) For 2004, the period is from January 1, 2004 through acquisition October 1,
    2004. Unit values disclosed are as of October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                               JNL/S&P                                 JNL/
                                       JNL/S&P              JNL/S&P       Equity Aggressive       JNL/S&P           S&P Managed
                                    Core Index 75       Core Index 100         Growth          Equity Growth         Aggressive
                                   Portfolio (b)(d)    Portfolio (a)(c)     Portfolio I (c)    Portfolio I (c)    Growth Portfolio
                                   ----------------    ----------------   -----------------    ---------------    ----------------
HIGHEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                                n/a                  n/a               n/a                 n/a           $11.308090
   Total Return *                            n/a                  n/a               n/a                 n/a                 4.49%
   Ratio of Expenses **                      n/a                  n/a               n/a                 n/a                 3.75%

Period ended December 31, 2004

   Unit Value                         $ 9.927086           $ 9.942134        $ 9.686693          $ 9.091057           $10.821744
   Total Return *                           0.33%***            -0.12%***          2.57%***           -1.72%***             6.71%***
   Ratio of Expenses **                     3.01%                3.41%             3.01%               3.60%                3.75%

Period ended December 31, 2003

   Unit Value                         $ 9.856715           $10.013355        $ 9.680172          $ 9.523169           $10.470370
   Total Return *                           6.69%***             4.74%***         26.29%              33.81%***             6.79%***
   Ratio of Expenses **                     2.91%                2.77%             2.85%              2.745%                2.91%

Period ended December 31, 2002

   Unit Value                         $ 8.073167           $ 8.450795        $ 7.665325          $ 7.661773           $ 8.688297
   Total Return *                         -16.45%***             0.66%***          3.02%***          -20.01%***           -18.57%***
   Ratio of Expenses **                     2.26%                2.55%             2.85%               2.45%                2.45%

Period ended December 31, 2001

   Unit Value                                n/a                  n/a        $ 9.830499          $ 9.819213           $10.098331
   Total Return *                            n/a                  n/a             -1.70%***           -1.81%***             0.98%***
   Ratio of Expenses **                      n/a                  n/a              1.60%               1.60%                1.70%




                                        JNL/                                   JNL/               JNL/               JNL/S&P
                                    S&P Managed             JNL/            S&P Managed       S&P Managed        Very Aggressive
                                    Conservative         S&P Managed         Moderate           Moderate              Growth
                                   Portfolio (b)      Growth Portfolio     Portfolio (b)    Growth Portfolio    Portfolio I (a)(c)
                                   -------------      ----------------     -------------    ----------------    ------------------
HIGHEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                        $10.304722            $11.361577       $10.628068          $11.030655                  n/a
   Total Return *                          1.62%                 3.44%            4.67%               2.51%                 n/a
   Ratio of Expenses **                    3.31%                 3.80%            3.26%               3.75%                 n/a

Period ended December 31, 2004

   Unit Value                        $10.276433            $10.983719       $10.465081          $10.760930           $10.219227
   Total Return *                         -0.01%***              4.36%***         1.24%***            9.35%***            -1.15%***
   Ratio of Expenses **                    2.96%                 3.80%            2.96%               3.75%                2.91%

Period ended December 31, 2003

   Unit Value                               n/a            $10.777273              n/a          $10.699272           $10.191803
   Total Return *                           n/a                  5.78%***          n/a                3.75%***             4.90%***
   Ratio of Expenses **                     n/a                  2.91%             n/a                2.91%                2.75%

Period ended December 31, 2002

   Unit Value                               n/a            $ 9.271417              n/a          $ 9.493182           $ 8.138055
   Total Return *                           n/a                -13.79%***          n/a               -4.64%***           -16.71%***
   Ratio of Expenses **                     n/a                  2.55%             n/a                2.60%                2.45%

Period ended December 31, 2001

   Unit Value                               n/a            $10.149076              n/a          $10.080578           $ 9.641175
   Total Return *                           n/a                  1.49%***          n/a                0.81%***            -3.59%***
   Ratio of Expenses **                     n/a                  1.70%             n/a                1.70%                1.60%

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Inception date October 29, 2002.

(b) Commencement of operations October 1, 2004.

(c) For 2004, the period is from January 1, 2004 through acquisition October 1,
    2004. Unit values disclosed are as of October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                              JNL/S&P                               JNL/
                                       JNL/S&P             JNL/S&P       Equity Aggressive      JNL/S&P          S&P Managed
                                    Core Index 75      Core Index 100         Growth         Equity Growth       Aggressive
                                   Portfolio (b)(d)   Portfolio (a)(c)    Portfolio I (c)   Portfolio I (c)   Growth Portfolio
                                   ----------------   ----------------    ---------------   ---------------   ----------------

LOWEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                                n/a                n/a                n/a                n/a       $  13.989395
   Total Return *                            n/a                n/a                n/a                n/a               7.40%
   Ratio of Expenses **                      n/a                n/a                n/a                n/a               1.00%

Period ended December 31, 2004

   Unit Value                       $  10.483302       $  10.556039       $  11.032146       $  10.653710       $  13.025544
   Total Return *                           2.45%              2.09%             -1.06%***           2.12%             11.50%
   Ratio of Expenses **                     1.00%              1.15%              1.00%              1.15%              1.00%

Period ended December 31, 2003

    Unit Value                      $  10.232527       $  10.340127       $  10.667902       $  10.433033       $  11.682366
   Total Return *                          10.96%***          20.68%             28.45%             28.06%             10.39%***
   Ratio of Expenses **                     1.00%              1.15%              1.15%              1.15%              1.00%

Period ended December 31, 2002

   Unit Value                       $   8.159377       $   8.568248       $   8.305062       $   8.146720       $   9.239838
   Total Return *                         -17.55%***         -12.17%***         -20.77%***         -18.69%***         -18.27%***
   Ratio of Expenses **                     1.15%              1.15%              1.15%              1.15%              1.15%

Period ended December 31, 2001

   Unit Value                                n/a                n/a       $  10.840320       $  10.650135       $  11.328490
   Total Return *                            n/a                n/a             -14.97%            -15.51%            -11.83%
   Ratio of Expenses **                      n/a                n/a               1.40%              1.40%              1.40%

                                        JNL/                                 JNL/                JNL/              JNL/S&P
                                    S&P Managed            JNL/           S&P Managed        S&P Managed       Very Aggressive
                                    Conservative        S&P Managed        Moderate            Moderate             Growth
                                   Portfolio (b)     Growth Portfolio    Portfolio (b)     Growth Portfolio   Portfolio I (a)(c)
                                   -------------     ----------------    -------------     ----------------   ------------------

LOWEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                       $  10.590688       $  13.945611       $  10.916193       $  13.538173                n/a
   Total Return *                           2.60%              6.21%              3.84%              5.25%               n/a
   Ratio of Expenses **                     1.10%              1.15%              1.10%              1.10%               n/a

Period ended December 31, 2004

   Unit Value                       $  10.322593       $  13.130178       $  10.512096       $  12.862656       $  11.459232
   Total Return *                           0.07%***          10.14%***           1.11%***           1.11%***           2.55%
   Ratio of Expenses **                     1.10%              1.15%              1.10%              1.10%              1.15%

Period ended December 31, 2003

   Unit Value                                n/a       $  11.921777                n/a       $  11.834861       $  11.174580
   Total Return *                            n/a              20.34%               n/a              16.40%             29.08%
   Ratio of Expenses **                      n/a               1.15%               n/a               1.15%              1.15%

Period ended December 31, 2002

   Unit Value                                n/a       $   9.906787                n/a       $  10.167376       $   8.656812
   Total Return *                            n/a              -9.76%***            n/a              -7.60%***         -19.70%***
   Ratio of Expenses **                      n/a               1.15%               n/a               1.15%              1.15%

Period ended December 31, 2001

   Unit Value                                n/a       $  11.333423                n/a       $  11.132321       $  11.295588
   Total Return *                            n/a              -8.64%               n/a              -6.05%            -14.93%
   Ratio of Expenses **                      n/a               1.40%               n/a               1.40%              1.40%

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date October 29, 2002.

(b)  Commencement of operations October 1, 2004.

(c)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                 JNL/S&P                                JNL/
                                          JNL/S&P             JNL/S&P       Equity Aggressive      JNL/S&P           S&P Managed
                                       Core Index 75      Core Index 100         Growth         Equity Growth        Aggressive
                                      Portfolio (b)(d)   Portfolio (a)(c)    Portfolio I (c)   Portfolio I (c)    Growth Portfolio
                                      ----------------   ----------------    ---------------   ---------------    ----------------

PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)                      n/a                n/a                n/a                n/a     $      547,590
   Units Outstanding (in thousands)               n/a                n/a                n/a                n/a             40,948
   Investment Income Ratio *                      n/a                n/a                n/a                n/a               0.77%

Period ended December 31, 2004

   Net Assets (in thousands)           $           --     $           --     $           --     $           --     $      575,961
   Units Outstanding (in thousands)                --                 --                 --                 --             45,907
   Investment Income Ratio *                     0.31%              0.51%              0.06%              0.11%              0.22%

Period ended December 31, 2003

   Net Assets (in thousands)           $        9,952     $       35,894     $       49,337     $      151,714     $      154,226
   Units Outstanding (in thousands)               978              3,463              4,712             14,817             13,574
   Investment Income Ratio *                     0.42%              0.49%              0.00%              0.01%              1.60%

Period ended December 31, 2002

   Net Assets (in thousands)           $        4,460     $       14,172     $       30,101     $       99,366     $       92,401
   Units Outstanding (in thousands)               546              1,655              3,674             12,359             10,140
   Investment Income Ratio *                     0.00%              0.00%              0.07%              0.10%              1.12%

Period ended December 31, 2001

   Net Assets (in thousands)                      n/a                n/a     $       39,809     $      139,586     $      103,211
   Units Outstanding (in thousands)               n/a                n/a              3,673             13,112              9,114
   Investment Income Ratio *                      n/a                n/a               2.89%              2.44%              3.32%

                                           JNL/                                  JNL/               JNL/               JNL/S&P
                                        S&P Managed           JNL/            S&P Managed        S&P Managed       Very Aggressive
                                       Conservative        S&P Managed         Moderate           Moderate              Growth
                                       Portfolio (b)    Growth Portfolio     Portfolio (b)    Growth Portfolio    Portfolio I (a)(c)
                                       -------------    ----------------     -------------    ----------------    ------------------

PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)           $       73,694     $      938,302     $      140,109     $      759,013                n/a
   Units Outstanding (in thousands)             7,023             69,873             12,958             58,758                n/a
   Investment Income Ratio *                     0.43%              1.19%              0.30%              1.91%               n/a

Period ended December 31, 2004

   Net Assets (in thousands)           $       11,968     $      548,951     $      886,560     $       17,714     $           --
   Units Outstanding (in thousands)             1,161             44,169             69,610              1,688                 --
   Investment Income Ratio *                     0.00%              0.63%              0.00%              1.12%              0.02%

Period ended December 31, 2003

   Net Assets (in thousands)                      n/a     $      577,237                n/a     $      382,577     $       58,353
   Units Outstanding (in thousands)               n/a             49,481                n/a             33,042              5,317
   Investment Income Ratio *                      n/a               2.30%               n/a               2.96%              0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                      n/a     $      316,689                n/a     $      217,581     $       41,053
   Units Outstanding (in thousands)               n/a             32,471                n/a             21,723              4,804
   Investment Income Ratio *                      n/a               1.36%               n/a               1.90%              0.07%

Period ended December 31, 2001

   Net Assets (in thousands)                      n/a     $      287,776                n/a     $      181,163     $       56,800
   Units Outstanding (in thousands)               n/a             25,408                n/a             16,281              5,032
   Investment Income Ratio *                      n/a               3.15%               n/a               3.49%              2.59%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date October 29, 2002.

(b)  Commencement of operations October 1, 2004.

(c)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                    JNL/Salomon          JNL/Salomon         JNL/Salomon                               JNL/
                                      Brothers            Brothers            Brothers                JNL/            Select
                                    High Yield            Strategic        U.S. Government           Select           Global
                                        Bond                Bond            & Quality Bond          Balanced          Growth
                                   Portfolio (b)          Portfolio           Portfolio             Portfolio        Portfolio
                                   ------------         -------------      ---------------         -----------       ---------
HIGHEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                      $  11.070629         $   14.434635      $     12.250484         $ 18.525561       $17.956055
   Total Return *                         -1.13%                -0.25%               -1.40%               1.38%           -1.94%
   Ratio of Expenses **                    3.56%                 3.91%                3.75%               3.80%            3.86%

Period ended December 31, 2004

   Unit Value                      $  11.593620         $   14.997395      $     12.424813         $ 18.272679       $18.310425
   Total Return *                          0.99%***              4.61%***             1.62%***            4.59%***         8.68%***
   Ratio of Expenses **                    3.16%                 3.65%                3.75%               3.80%            3.86%

Period ended December 31, 2003

   Unit Value                               n/a         $   15.509757      $     13.356628         $ 18.487002       $17.266421
   Total Return *                           n/a                  1.64%***             0.23%***            5.34%***        22.25%
   Ratio of Expenses **                     n/a                  2.91%                2.91%               2.91%            1.40%

Period ended December 31, 2002

   Unit Value                               n/a         $   14.453684      $     13.758273         $ 15.848370       $14.124415
   Total Return *                           n/a                  2.72%***             6.88%***           -7.73%***       -28.13%
   Ratio of Expenses **                     n/a                  2.55%                2.75%               2.75%            1.40%

Period ended December 31, 2001

   Unit Value                               n/a         $    9.893917      $      9.623038         $ 10.179363       $19.652291
   Total Return *                           n/a                 -1.06%***            -3.77%***            1.79%***       -24.58%
   Ratio of Expenses **                     n/a                  1.70%                1.70%               1.70%            1.40%

                                                                                                   JNL/T. Rowe      JNL/T. Rowe
                                    JNL/Select              JNL/                                      Price            Price
                                     Large Cap             Select               JNL/               Established        Mid-Cap
                                     Growth              Money Market       Select Value              Growth           Growth
                                    Portfolio             Portfolio         Portfolio (a)           Portfolio        Portfolio
                                   ------------         -------------      ---------------         -----------       -----------
HIGHEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                      $  21.766740         $    9.651380      $     16.275491         $ 20.657198       $28.839211
   Total Return *                          5.48%                -1.06%                4.23%               3.35%            2.74%
   Ratio of Expenses **                    3.41%                 3.75%                3.70%               3.91%            3.91%

Period ended December 31, 2004

   Unit Value                      $  21.933995         $    9.754873      $     15.614300         $ 20.840862       $26.410043
Total Return *                             6.28%***             -1.26%***             8.43%***            5.44%***        10.12%***
   Ratio of Expenses **                    3.21%                 3.75%                3.70%               3.61%            3.86%

Period ended December 31, 2003

   Unit Value                      $  20.815659         $   10.908857      $     14.258310         $ 20.889648       $25.244956
   Total Return *                          4.49%***             -0.88%***             7.99%***            5.19%***         7.37%***
   Ratio of Expenses **                    2.91%                 2.80%               2.910%               2.91%            2.91%

Period ended December 31, 2002

   Unit Value                      $  16.386595         $   11.380553      $     10.912224         $ 16.941095       $19.275087
   Total Return *                         -1.72%***             -1.06%***            -2.83%***          -20.46%***        -6.04%***
   Ratio of Expenses **                    2.45%                 2.55%               2.095%               2.55%            2.55%

Period ended December 31, 2001

   Unit Value                      $  10.223520         $    9.996379                  n/a         $ 10.122554       $10.674784
   Total Return *                          2.24%***             -0.04%***              n/a                1.23%***         6.75%***
   Ratio of Expenses **                    1.70%                 1.70%                 n/a                1.70%            1.70%

----------
*        Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

**       Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***      Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)      Inception date September 30, 2002.

(b)      Commencement of operations October 1, 2004.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                    JNL/Salomon          JNL/Salomon         JNL/Salomon                                 JNL/
                                      Brothers            Brothers            Brothers                JNL/              Select
                                    High Yield            Strategic        U.S. Government           Select             Global
                                        Bond                Bond            & Quality Bond          Balanced            Growth
                                   Portfolio (b)          Portfolio           Portfolio             Portfolio          Portfolio
                                   ------------         -------------      ---------------         -----------         ---------
LOWEST EXPENSE RATIO
Period ended December 31, 2005

    Unit Value                     $  13.537400         $   19.671463      $     16.412388         $ 24.951112        $23.956905
   Total Return *                          0.68%                 1.60%                1.34%               4.26%             0.75%
   Ratio of Expenses **                    1.00%                 1.00%                1.00%               1.00%             1.15%

Period ended December 31, 2004

    Unit Value                     $  13.446454         $   19.361240      $     16.195599         $ 23.932714        $23.778364
   Total Return *                          3.01%***              5.85%                3.04%***            7.81%***         10.40%***
   Ratio of Expenses **                    1.00%                 1.00%                1.00%               1.00%             1.15%

Period ended December 31, 2003

    Unit Value                              n/a         $   18.291417      $     15.549216         $ 21.521726        $17.266421
   Total Return *                           n/a                  1.54%***             0.02%              20.18%            22.25%
   Ratio of Expenses **                     n/a                  1.00%                1.15%               1.15%             1.40%

Period ended December 31, 2002

   Unit Value                               n/a         $   16.087669      $     15.545949         $ 17.907821        $ 14.124415
   Total Return *                           n/a                  6.05%***             8.67%***           -3.89%***         -28.13%
   Ratio of Expenses **                     n/a                  1.15%                1.15%               1.15%              1.40%

Period ended December 31, 2001

   Unit Value                               n/a         $   14.464117      $     13.369022         $ 16.406881        $ 19.652291
   Total Return *                           n/a                  5.32%                5.51%               9.01%            -24.58%
   Ratio of Expenses **                     n/a                  1.40%                1.40%               1.40%              1.40%

                                                                                                   JNL/T. Rowe         JNL/T. Rowe
                                    JNL/Select              JNL/                                      Price              Price
                                     Large Cap             Select               JNL/               Established           Mid-Cap
                                     Growth             Money  Market       Select Value             Growth              Growth
                                    Portfolio             Portfolio         Portfolio (a)           Portfolio           Portfolio
                                   ------------         -------------      ---------------         -----------         -----------
LOWEST EXPENSE RATIO
Period ended December 31, 2005

    Unit Value                     $  28.126118         $   12.930219      $     17.768770         $ 28.151511        $39.302036
   Total Return *                          3.63%                 1.69%                7.08%               5.04%            12.96%
   Ratio of Expenses **                    1.00%                 1.00%                1.00%               1.00%             1.00%

Period ended December 31, 2004

    Unit Value                     $  27.141128         $   12.715315      $     16.594003         $ 26.801645        $34.792013
   Total Return *                         10.56%                -0.02%***            13.63%               8.79%            16.86%
   Ratio of Expenses **                    1.00%                 1.00%                1.00%               1.00%             1.00%

Period ended December 31, 2003

    Unit Value                     $  24.548717         $   12.568907      $     14.603376         $ 24.635871        $29.772297
   Total Return *                         12.73%***             -0.69%               15.25%***           10.21%***         33.73%***
   Ratio of Expenses **                    1.00%                 1.15%                1.00%               1.00%             1.00%

Period ended December 31, 2002

   Unit Value                      $  18.096612         $   12.655683      $     10.938551         $ 18.843575        $21.449599
   Total Return *                        -26.42%***             -0.09%***             0.19%***          -20.88%***        -19.76%***
   Ratio of Expenses **                    1.15%                 1.15%                1.15%               1.15%             1.15%

Period ended December 31, 2001

   Unit Value                      $  21.212177         $   12.219546                  n/a         $ 21.041413        $22.072337
   Total Return *                        -31.19%                 1.99%                 n/a              -11.49%            -2.87%
   Ratio of Expenses **                    1.40%                 1.40%                 n/a                1.40%             1.40%

----------
*        Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

**       Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***      Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)      Inception date September 30, 2002.

(b)      Commencement of operations October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                    JNL/Salomon          JNL/Salomon         JNL/Salomon                                 JNL/
                                      Brothers            Brothers            Brothers                JNL/              Select
                                     High Yield           Strategic        U.S. Government           Select             Global
                                        Bond                Bond            & Quality Bond          Balanced            Growth
                                   Portfolio (b)          Portfolio           Portfolio             Portfolio          Portfolio
                                   ------------         -------------      ---------------         -----------         ---------
PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)       $    209,499         $     187,199      $       168,504         $   371,851         $ 117,922
   Units Outstanding (in thousands)      17,807                10,244               11,098              16,635             6,149
   Investment Income Ratio *               7.01%                 5.94%                3.73%               3.94%             0.50%

Period ended December 31, 2004

   Net Assets (in thousands)       $    235,740         $     127,610      $       166,536         $   347,227         $ 142,752
   Units Outstanding (in thousands)      20,283                 7,004               11,036              16,217             7,517
   Investment Income Ratio *               0.36%                 4.77%                4.24%               0.11%             0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                n/a         $     101,676      $       189,567         $   272,427         $ 162,665
   Units Outstanding (in thousands)         n/a                 5,867               12,875              14,061             9,421
   Investment Income Ratio *                n/a                  5.09%                2.83%               2.30%             0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                n/a         $      65,310      $       254,324         $   198,403         $ 174,428
   Units Outstanding (in thousands)         n/a                 4,226               17,287              12,448            12,349
   Investment Income Ratio *                n/a                  6.09%                4.30%               2.94%             0.69%

Period ended December 31, 2001

   Net Assets (in thousands)                n/a         $      58,712      $       169,920         $   196,863         $ 330,638
   Units Outstanding (in thousands)         n/a                 4,062               12,725              12,007            16,824
   Investment Income Ratio *                n/a                  5.90%                5.10%               3.37%             1.46%

                                                                                                   JNL/T. Rowe         JNL/T. Rowe
                                    JNL/Select              JNL/                                     Price                Price
                                     Large Cap             Select               JNL/               Established           Mid-Cap
                                     Growth             Money Market        Select Value             Growth              Growth
                                    Portfolio             Portfolio         Portfolio (a)           Portfolio           Portfolio
                                   ------------         -------------      ---------------         -----------         -----------
PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)       $    165,961         $     129,697      $        79,288         $   345,756         $ 380,759
   Units Outstanding (in thousands)       7,241                10,933                4,555              14,267            11,678
   Investment Income Ratio *               0.00%                 2.72%                3.32%               0.21%             0.29%

Period ended December 31, 2004

   Net Assets (in thousands)       $    204,976         $      95,569      $        58,415         $   323,719         $ 357,292
   Units Outstanding (in thousands)       9,239                 8,010                3,567              14,111            12,521
   Investment Income Ratio *               0.00%                 0.78%                0.48%               0.39%             0.00%

Period ended December 31, 2003

   Net Assets (in thousands)       $    201,383         $      98,925      $        23,073         $   295,390         $ 297,243
   Units Outstanding (in thousands)      10,130                 8,213                1,590              14,145            12,385
   Investment Income Ratio *               0.00%                 0.47%                0.52%               0.03%             0.00%

Period ended December 31, 2002

   Net Assets (in thousands)       $    168,571         $     125,159                  526             214,065         $ 196,824
   Units Outstanding (in thousands)      11,456                10,296                   48              13,419            11,531
   Investment Income Ratio *               0.00%                 1.06%                0.00%               0.10%             0.00%

Period ended December 31, 2001

   Net Assets (in thousands)       $    334,493         $     142,100                  n/a         $   335,281         $ 306,109
   Units Outstanding (in thousands)      15,788                11,642                  n/a              15,959            13,896
   Investment Income Ratio *               0.05%                 3.28%                 n/a                0.00%             0.00%

----------
*        These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets. (a) Inception date September 30, 2002. (b) Commencement of operations October 1, 2004.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                          JNL/
                                      T. Rowe Price
                                     Value Portfolio
                                   -------------------
HIGHEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                      $         12.001742
   Total Return *                                 2.74%
   Ratio of Expenses **                           3.91%

Period ended December 31, 2004

   Unit Value                      $         11.900897
   Total Return *                                11.32%***
   Ratio of Expenses **                           3.65%

Period ended December 31, 2003

   Unit Value                      $         11.008011
   Total Return *                                 9.70%***
   Ratio of Expenses **                           2.91%

Period ended December 31, 2002

   Unit Value                      $          8.815018
   Total Return *                               -20.33%***
   Ratio of Expenses **                           2.55%

Period ended December 31, 2001

   Unit Value                      $         10.223967
   Total Return *                                 2.24%***
   Ratio of Expenses **                           1.70%


*        Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

**       Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***      Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.


JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                          JNL/
                                      T. Rowe Price
                                     Value Portfolio
                                   -------------------
LOWEST EXPENSE RATIO
Period ended December 31, 2005

   Unit Value                      $        14.154707
   Total Return *                                5.09%
   Ratio of Expenses **                          1.00%

Period ended December 31, 2004

   Unit Value                      $        13.468747
   Total Return *                                9.56%***
   Ratio of Expenses **                          1.00%

Period ended December 31, 2003

   Unit Value                      $        11.742703
   Total Return *                               28.38%
   Ratio of Expenses **                          1.15%

Period ended December 31, 2002

   Unit Value                      $         9.146925
   Total Return *                              -16.73%***
   Ratio of Expenses **                          1.15%

Period ended December 31, 2001

   Unit Value                      $        11.213585
   Total Return *                               -0.64%
   Ratio of Expenses **                          1.40%


*        Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

**       Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***      Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JACKSON NATIONAL SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                JNL/
                                           T. Rowe Price
                                          Value Portfolio
                                        -------------------
PORTFOLIO DATA
Period ended December 31, 2005

   Net Assets (in thousands)            $          254,751
   Units Outstanding (in thousands)                 18,573
   Investment Income Ratio *                          2.00%

Period ended December 31, 2004

   Net Assets (in thousands)            $          240,614
   Units Outstanding (in thousands)                 18,259
   Investment Income Ratio *                          0.73%

Period ended December 31, 2003

   Net Assets (in thousands)            $          158,100
   Units Outstanding (in thousands)                 13,554
   Investment Income Ratio *                          0.76%

Period ended December 31, 2002

   Net Assets (in thousands)            $           85,131
   Units Outstanding (in thousands)                  9,300
   Investment Income Ratio *                          0.01%

Period ended December 31, 2001

   Net Assets (in thousands)            $           82,424
   Units Outstanding (in thousands)                  7,359
   Investment Income Ratio *                          1.09%


*        These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.


     UniqueID                  AUV          units outstanding        net assets             m_e
--------------------     ---------------    ----------------     ---------------     ---------------
JNLSAI101P14000                17.119811             5975265           102295400             1499097
JNLSAI101P15000                11.373896                5152               58600                 871
JNLSAI101P16000                  9.81758               18319              179844                2734
JNLSAI101P17000                11.404404                 172                1958                  31
JNLSAI101P210000               22.949895                   0                   0                 755
JNLSAI101P211500               22.586564               89106             2012608               22614
JNLSAI101P212500                22.34757               63163             1411547               12237
JNLSAI101P213000               22.229308               25283              562015                8234
JNLSAI101P214000                21.99442               18641              410002                6582
JNLSAI101P214500               21.877546               17462              382025                4043
JNLSAI101P215000                21.76146               49423             1075509               14082
JNLSAI101P215450               21.658469               17634              381916                6422
JNLSAI101P215500                  21.647                2546               55120                1810
JNLSAI101P215700               21.600093                1432               30921                 600
JNLSAI101P215750               21.588707                   0                   0                   0
JNLSAI101P216000                21.53241               37211              801238                8590
JNLSAI101P216450               21.428129                 697               14932                 288
JNLSAI101P216500                21.42159               48595             1040977               11654
JNLSAI101P216700               21.371184                3401               72686                 789
JNLSAI101P216950               21.315022                3258               69445                1124
JNLSAI101P217000               21.301125               19672              419027                8108
JNLSAI101P217100               21.281012               44555              948175               16299
JNLSAI101P217200               21.258244                2533               53853                 589
JNLSAI101P217450               21.201671                   0                   0                   0
JNLSAI101P217500               21.190677               10709              226929                3246
JNLSAI101P217600               21.167044                1335               28251                 243
JNLSAI101P217950                21.08953                 788               16621                 516
JNLSAI101P218000               21.077952               10329              217721                4506
JNLSAI101P218100               21.055555               38183              803963                9998
JNLSAI101P218450               20.977913                2589               54320                 957
JNLSAI101P218500               20.966908               16192              339492                2995
JNLSAI101P218600               20.943942               20283              424799                8618
JNLSAI101P218700               20.922015                   0                   0                   0
JNLSAI101P218950               20.865388                3017               62961                 756
JNLSAI101P219000               20.855293                8859              184757                2857
JNLSAI101P219200               20.809668                 243                5063                  80
JNLSAI101P219450               20.754948               10120              210033                3209
JNLSAI101P219500               20.744432               10765              223311                2622
JNLSAI101P219600               20.722636               22848              473467                8658
JNLSAI101P219700                20.69949                 245                5062                  93
JNLSAI101P219950               20.645653                1069               22067                 456
JNLSAI101P220000               20.634787                8337              172038                2762
JNLSAI101P220100               20.612776                5415              111618                2108
JNLSAI101P220200               20.590457                3317               68306                1296
JNLSAI101P220450               20.536175                2794               57381                1037
JNLSAI101P220500               20.525436                8106              166370                2521
JNLSAI101P220600               20.503497                6251              128176                2005
JNLSAI101P220700               20.480644                 545               11155                 217
JNLSAI101P220950               20.427364                1134               23157                 328
JNLSAI101P221000               20.417032                8929              182310                2079
JNLSAI101P221100               20.394841                4579               93394                1595

JNLSAI101P221200               20.372284                 204                4165                  73
JNLSAI101P221450               20.319221                5671              115237                2459
JNLSAI101P221500               20.308322               12767              259274                2860
JNLSAI101P221600               20.286701               13762              279184                5662
JNLSAI101P222000               20.200432                3038               61370                 899
JNLSAI101P222100               20.179125               11909              240311                2223
JNLSAI101P222200               20.156867                 106                2136                  45
JNLSAI101P222500               20.092966                1008               20259                 162
JNLSAI101P222600               20.072036               27015              542254                8528
JNLSAI101P222700                20.05111                 395                7929                 174
JNLSAI101P223000               19.986754                6196              123846                2257
JNLSAI101P223100               19.965672                6644              132658                2817
JNLSAI101P223450               19.889848                  10                 207                   0
JNLSAI101P223500               19.880099                 237                4716                  97
JNLSAI101P223600               19.859814               15378              305396                5667
JNLSAI101P223700               19.837618                 128                2547                  50
JNLSAI101P223950                19.78469                 628               12425                 272
JNLSAI101P224000               19.774423                2571               50833                 518
JNLSAI101P224100               19.754003                6900              136309                1381
JNLSAI101P224450               19.679954                2583               50824                1170
JNLSAI101P224500               19.669536                3293               64769                1719
JNLSAI101P224600               19.649707                5730              112596                3543
JNLSAI101P224700               19.626943                 133                2608                  55
JNLSAI101P224950               19.575311                 478                9351                 121
JNLSAI101P225000               19.564732                1991               38944                 293
JNLSAI101P225100               19.545349                6257              122289                1766
JNLSAI101P225450               19.473213                 168                3276                  79
JNLSAI101P225500               19.462662                4345               84575                1346
JNLSAI101P225600               19.441452                5694              110697                1975
JNLSAI101P226000               19.357012                1531               29634                 458
JNLSAI101P226100               19.337872                2207               42669                1197
JNLSAI101P226500                19.25681                 612               11794                 295
JNLSAI101P226600               19.235299               12510              240643                3895
JNLSAI101P227000                19.15314                 675               12920                 147
JNLSAI101P227100                19.13359                8143              155808                1860
JNLSAI101P227500               19.042017                2275               43329                 146
JNLSAI101P227600               19.031675                2705               51472                2876
JNLSAI101P228000               18.952276                 383                7260                 181
JNLSAI101P228500               18.848507                   7                 137                   1
JNLSAI101P228950               18.759995                 268                5027                  22
JNLSAI101P229000               18.752509                 135                2532                  72
JNLSAI101P229100               18.730999                 955               17884                 352
JNLSAI101P230100                18.53179                 236                4367                  77
JNLSAI101P230500               18.453317                1559               28765                 382
JNLSAI101P230600               18.433844                2554               47085                 534
JNLSAI101P231000               18.353728                   0                   0                   0
JNLSAI101P231500               18.268691                   7                 137                   1
JNLSAI101P231600               18.238753                 291                5306                  89
JNLSAI101P232100               18.142714                   0                   0                   0
JNLSAI101P232700               18.027218                   0                   0                   0
JNLSAI101P233100               17.949707                 205                3686                  46
JNLSAI101P234450               17.694295                 164                2900                  32

JNLSAI101P234500               17.685803                   0                   0                   0
JNLSAI101P236100               17.386172                 550                9568                 120
JNLSAI101P244000               15.984404                   0                   0                   0
JNLSAI102P14000                22.306724             5935444           132400300             1979013
JNLSAI102P15000                10.197403                5314               54184                 740
JNLSAI102P16000                 9.369129               25257              236641                3712
JNLSAI102P17000                10.622927                1950               20714                 890
JNLSAI102P210000               28.126118               10020              281834                2538
JNLSAI102P211500               27.681044              145795             4035752               57371
JNLSAI102P212500               27.388177               40166             1100073                8917
JNLSAI102P213000               27.242941               44749             1219089               18006
JNLSAI102P213950               26.968891               67877             1830579               24143
JNLSAI102P214000               26.954838               36843              993101               15804
JNLSAI102P214500                 26.8119               37998             1018795               12633
JNLSAI102P215000               26.669828               37211              992422               16278
JNLSAI102P215450               26.540984               13991              371339                7006
JNLSAI102P215500               26.527949               10903              289232                2461
JNLSAI102P215600               26.499554                   0                   0                1610
JNLSAI102P215700               26.472132                1689               44708                1458
JNLSAI102P215750               26.457937                   0                   0                   0
JNLSAI102P216000                26.38782               49899             1316735               29412
JNLSAI102P216450               26.261023                 772               20278                 151
JNLSAI102P216500               26.247719               62070             1629197               20939
JNLSAI102P216600               26.218701                3440               90192                1130
JNLSAI102P216950               26.122544               61573             1608449               20691
JNLSAI102P217000               26.117008               36312              948351               15720
JNLSAI102P217100               26.080843               78952             2059124               39135
JNLSAI102P217200               26.053265                4168              108596                1542
JNLSAI102P217450                25.98375                   0                   0                   0
JNLSAI102P217500                25.97009               23848              619332                9404
JNLSAI102P217600               25.941518                1887               48941                 830
JNLSAI102P217950                25.84624                4609              119116                2141
JNLSAI102P218000               25.832154               42602             1100511               15855
JNLSAI102P218100               25.804928               13102              338099                6025
JNLSAI102P218200               25.777835                 707               18215                 313
JNLSAI102P218250               25.763892                   0                   0                   0
JNLSAI102P218450               25.709211               11125              286005                4682
JNLSAI102P218500               25.695332                8902              228746                2863
JNLSAI102P218600               25.667856               67164             1723967               34042
JNLSAI102P218700               25.640878                   0                   0                   0
JNLSAI102P218950               25.572839                4075              104219                3056
JNLSAI102P219000               25.559218                9520              243328                5015
JNLSAI102P219200               25.504122                 397               10114                 346
JNLSAI102P219450               25.436211                6413              163118                2435
JNLSAI102P219500               25.462201               11243              286275                6338
JNLSAI102P219600               25.396584               29928              760071               28473
JNLSAI102P219700               25.369677                   0                   0                   0
JNLSAI102P219950                25.30261                2807               71016                2197
JNLSAI102P220000               25.288798               30657              775279               10904
JNLSAI102P220100                25.26223               18471              466617                8249
JNLSAI102P220200               25.235012                1697               42818                1808
JNLSAI102P220450               25.168205                4603              115857                1924

JNLSAI102P220500               25.154772               12518              314885               14363
JNLSAI102P220600               25.125769               12865              323238                6671
JNLSAI102P220700               25.099978                 853               21418                 229
JNLSAI102P220950               25.034346               10718              268311                4570
JNLSAI102P221000               25.021565               11446              286394               12779
JNLSAI102P221100               24.995512                8143              203542                2873
JNLSAI102P221200               24.968358                 304                7597                 158
JNLSAI102P221450               24.901986                2514               62597                1253
JNLSAI102P221500                 24.8887               10507              261509                4086
JNLSAI102P221600               24.862051                8951              222545               10053
JNLSAI102P221700               24.835809                1902               47246                 970
JNLSAI102P221950               24.770001                3758               93081                1438
JNLSAI102P222000               24.758453               10380              257001                2994
JNLSAI102P222100               24.730484               19087              472023               11909
JNLSAI102P222450               24.636697                 705               17373                 131
JNLSAI102P222500               24.625061                7062              173913                1980
JNLSAI102P222600                24.59928               33032              812571               11794
JNLSAI102P222700               24.572945                   0                   0                   0
JNLSAI102P222950                24.50549                 760               18626                1499
JNLSAI102P223000               24.491305                4993              122287                3693
JNLSAI102P223100               24.468865                7021              171791                3270
JNLSAI102P223200               24.441419                 458               11198                 581
JNLSAI102P223450               24.377523                 226                5513                 191
JNLSAI102P223500               24.363858                1411               34380                 533
JNLSAI102P223600               24.339703               11336              275922                4712
JNLSAI102P223950               24.258043                1024               24849                 443
JNLSAI102P224000                24.23414                5051              122411                1039
JNLSAI102P224050               24.221604                 182                4402                  35
JNLSAI102P224100               24.209379                1110               26871                 504
JNLSAI102P224200               24.182694                   0                   0                 264
JNLSAI102P224450               24.119756                1643               39631                 954
JNLSAI102P224500               24.106348                1400               33741                 730
JNLSAI102P224600               24.080068                2274               54762                 669
JNLSAI102P224950               23.990751                 536               12859                 392
JNLSAI102P225000               23.977941                2627               62992                 609
JNLSAI102P225100               23.954368                2605               62410                 492
JNLSAI102P225450               23.866249                3455               82452                1975
JNLSAI102P225500               23.852647                1054               25138                 556
JNLSAI102P225600               23.826133                7751              184681                3171
JNLSAI102P226000               23.724741                 888               21069                 283
JNLSAI102P226100               23.698852                3669               86940                2641
JNLSAI102P226500               23.599872                2102               49611                1267
JNLSAI102P226600               23.574091                1624               38294                 789
JNLSAI102P226950               23.485454                 264                6200                  32
JNLSAI102P227100                23.45605                5166              121168                 522
JNLSAI102P227450               23.362744                 221                5164                 139
JNLSAI102P227500               23.350536                 958               22376                 241
JNLSAI102P227600               23.335612                1078               25145                  88
JNLSAI102P228100               23.200683                4398              102032                2706
JNLSAI102P228200               23.175349                 441               10232                 130
JNLSAI102P228500               23.101221                 226                5228                  73
JNLSAI102P228600               23.077022                   0                   0                 190

JNLSAI102P229100               22.956561                 373                8553                 251
JNLSAI102P229600               22.832929                   0                   0                 215
JNLSAI102P230100               22.712971                1173               26647                 762
JNLSAI102P230600               22.589782                  30                 682                  15
JNLSAI102P231000               22.500677                   0                   0                   0
JNLSAI102P231100               22.472082                 254                5714                 169
JNLSAI102P232100               22.234489                   0                   0                   0
JNLSAI102P232600               22.115533                 423                9344                 213
JNLSAI102P234100                21.76674                 113                2461                  28
JNLSAI102P241000               20.226489                   0                   0                   0
JNLSAI102P243600               19.675008                   0                   0                   0
JNLSAI103P14000                19.055389             5915085           112714245             1655489
JNLSAI103P15000                11.132696                   0                   0                   0
JNLSAI103P16000                11.114154                   0                   0                   0
JNLSAI103P17000                11.095651                   0                   0                   0
JNLSAI103P211500               23.956905                2858               68464                 400
JNLSAI103P212500               23.700414               36437              863573                5370
JNLSAI103P213000               23.574631                 647               15262                 179
JNLSAI103P214000               23.324681                 851               19838                 192
JNLSAI103P214500               23.202666                 156                3627                 199
JNLSAI103P215000               23.078646                9403              217018                1674
JNLSAI103P215450               22.967896                 613               14086                 193
JNLSAI103P215500               22.955834                4611              105855                 820
JNLSAI103P216000               22.834703                7053              161055                1880
JNLSAI103P216450                22.72462                 169                3832                  49
JNLSAI103P216500               22.713061               14590              331386                2392
JNLSAI103P216950               22.604275                 539               12183                 155
JNLSAI103P217000               22.592757               24719              558474                7117
JNLSAI103P217100               22.568741                6789              153209                 724
JNLSAI103P217500               22.472471                1020               22920                1387
JNLSAI103P217600               22.449023                  28                 626                   0
JNLSAI103P218000               22.353862                8931              199650                1712
JNLSAI103P218100               22.330294               12271              274019                3407
JNLSAI103P218450               22.232078                  24                 541                   9
JNLSAI103P218500               22.235524                6925              153974                1225
JNLSAI103P218600               22.211538                4228               93905                1971
JNLSAI103P219000               22.117328                1520               33620                 437
JNLSAI103P219200               22.069885                 419                9244                 130
JNLSAI103P219500               21.999479                5444              119757                1338
JNLSAI103P219600               21.976297                1730               38029                 891
JNLSAI103P219950               21.894548                   0                   0                  51
JNLSAI103P220000               21.883195                4548               99528                1516
JNLSAI103P220200               21.836863                2384               52063                 988
JNLSAI103P220450               21.779184                1305               28412                 132
JNLSAI103P220500               21.767149                2825               61485                 622
JNLSAI103P220600               21.743821                1154               25084                 567
JNLSAI103P221000               21.652837                6784              146885                1615
JNLSAI103P221100               21.629733                3559               76976                1243
JNLSAI103P221450               21.536863                  20                 437                   2
JNLSAI103P221500               21.535605                4212               90710                 744
JNLSAI103P221600               21.514128                1617               34782                 345
JNLSAI103P222000               21.421929                2028               43436                 846

JNLSAI103P222100               21.387153                3860               82564                1249
JNLSAI103P222450               21.320365                1492               31809                 580
JNLSAI103P222500               21.308722                1108               23600                  39
JNLSAI103P222600               21.286903                6868              146194                1324
JNLSAI103P222950               21.208152                  94                1987                  33
JNLSAI103P223000               21.195978                2910               61673                1557
JNLSAI103P223100               21.170899                  52                1107                 389
JNLSAI103P223500               21.086074                 427                9013                 114
JNLSAI103P223600               21.061697                2591               54565                1273
JNLSAI103P224000               20.971347                 713               14960                 171
JNLSAI103P224100               20.948208                 732               15330                 152
JNLSAI103P224450               20.871288                   0                   0                  20
JNLSAI103P224500               20.860611                 261                5442                 126
JNLSAI103P224600               20.838393                2155               44916                 910
JNLSAI103P224950               20.760825                1136               23580                 481
JNLSAI103P225100               20.727831                6590              136593                3045
JNLSAI103P225500               20.637245                1060               21867                  33
JNLSAI103P225600               20.617643                 423                8712                  63
JNLSAI103P226000               20.530134                1154               23701                 427
JNLSAI103P226100               20.509036                2625               53843                1554
JNLSAI103P226450               20.432331                1003               20491                 611
JNLSAI103P226500               20.420884                 186                3802                  53
JNLSAI103P226600               20.399756                2755               56205                1565
JNLSAI103P227100               20.291916                5493              111462                1920
JNLSAI103P227500               20.205463                   0                   0                   2
JNLSAI103P227600               20.228671                 203                4115                  74
JNLSAI103P228200               20.055153                1052               21092                 264
JNLSAI103P228600               19.969903                 564               11256                  84
JNLSAI103P229500               19.779677                 310                6125                  58
JNLSAI103P229600               19.758656                 211                4160                  73
JNLSAI103P230100               19.654409                 238                4672                 137
JNLSAI103P231100               19.446026                2123               41278                 333
JNLSAI103P231450               19.374202                 214                4137                 139
JNLSAI103P231600                19.34341                 358                6932                 233
JNLSAI103P233600                18.93575                   0                   0                  48
JNLSAI103P236100               18.438839                 887               16362                 154
JNLSAI103P238600               17.956055                   0                   0                   0
JNLSAI104P14000                21.594122             8672411           187273093             2753661
JNLSAI104P15000                13.384634               16806              224946                5659
JNLSAI104P16000                13.122652               29397              385772                6217
JNLSAI104P17000                13.237869               13208              174850                2613
JNLSAI104P210000               24.951112                2145               53522                 567
JNLSAI104P211500               24.556401              933930            22933959              256874
JNLSAI104P212500               24.296698              631302            15338564              135793
JNLSAI104P213000               24.167882              516463            12481817              161882
JNLSAI104P213500               24.039682               53101             1276521               12191
JNLSAI104P214000               23.912228              378265             9045168              125824
JNLSAI104P214200               23.861129                6080              145081                1992
JNLSAI104P214500               23.785526              116643             2774403               37552
JNLSAI104P215000                23.65942              399991             9463554              129297
JNLSAI104P215450               23.546443               47915             1128222               17476
JNLSAI104P215500               23.533887               70150             1650895               21321

JNLSAI104P215700               23.483851               18074              424447                5951
JNLSAI104P215750               23.471371                   0                   0                   0
JNLSAI104P216000               23.408845              308550             7222789              107679
JNLSAI104P216050               23.395598               11878              277902                1355
JNLSAI104P216300               23.334983                 203                4727                  75
JNLSAI104P216450               23.296942               13240              308458                3792
JNLSAI104P216500               23.284628              462224            10762717              105121
JNLSAI104P216600               23.259149                9758              226959                2511
JNLSAI104P216700               23.235003               17285              401613                5593
JNLSAI104P216950                23.17405               55443             1284846               22153
JNLSAI104P217000               23.161488              251275             5819905               83413
JNLSAI104P217100               23.136871              565119            13075088              219475
JNLSAI104P217200               23.112197               12661              292620                4974
JNLSAI104P217250               23.099999                   0                   0                   0
JNLSAI104P217500               23.038984              154533             3560286               47252
JNLSAI104P217600               23.013527                1914               44041                 517
JNLSAI104P217950                22.92865               30884              708133               11734
JNLSAI104P218000                22.91643              280102             6418949               96922
JNLSAI104P218100                 22.8917              261805             5993155               78368
JNLSAI104P218200                22.86777                5051              115501                2561
JNLSAI104P218250                22.85546                   0                   0                   0
JNLSAI104P218450               22.807048               36882              841160               16238
JNLSAI104P218500               22.795925               89969             2050933               31477
JNLSAI104P218600               22.770855              258602             5888587              106076
JNLSAI104P218700               22.746539                5485              124762                4012
JNLSAI104P218950               22.686022               29958              679630               19534
JNLSAI104P219000               22.675149              124391             2820580               43433
JNLSAI104P219050               22.660851                1929               43715                 156
JNLSAI104P219200               22.623982                9420              213129                4485
JNLSAI104P219450               22.564122                9857              222420                3864
JNLSAI104P219500               22.553961               56310             1270019               16953
JNLSAI104P219550               22.540808                   0                   0                 120
JNLSAI104P219600               22.529914              121878             2745890               51791
JNLSAI104P219700               22.506417                2797               62957                 846
JNLSAI104P219950               22.446214               45255             1015796               19717
JNLSAI104P220000               22.434313               66842             1499563               19907
JNLSAI104P220100               22.410261               26584              595749               11135
JNLSAI104P220200               22.386637                1930               43204                 785
JNLSAI104P220450               22.327419               10012              223539                3928
JNLSAI104P220500               22.315335               56613             1263329               21612
JNLSAI104P220600               22.290406              203866             4544249               95489
JNLSAI104P220700               22.267719                 625               13926                 234
JNLSAI104P220950                22.20879               25812              573255                9626
JNLSAI104P221000               22.196515               35980              798636                9608
JNLSAI104P221100               22.173653               52891             1172792               17415
JNLSAI104P221200               22.149974                1129               25005                 554
JNLSAI104P221450               22.091118               27574              609140                8066
JNLSAI104P221500               22.079506               80051             1767494               21782
JNLSAI104P221600               22.055936              103956             2292847               47296
JNLSAI104P221700               22.032449                7562              166611                3655
JNLSAI104P221950               21.974156                7477              164297                3023
JNLSAI104P222000               21.962125               57115             1254368               16208

JNLSAI104P222100               21.938857               96732             2122186               38037
JNLSAI104P222200               21.914798                3423               75006                1622
JNLSAI104P222450               21.857419                9825              214749                2357
JNLSAI104P222500               21.844509               11832              258456                3361
JNLSAI104P222600               21.822498               93504             2040497               36029
JNLSAI104P222700               21.799424                 857               18673                 369
JNLSAI104P222950               21.741543                9587              208433                5519
JNLSAI104P223000               21.729972               42436              922130               25875
JNLSAI104P223050               21.717687                 755               16392                 367
JNLSAI104P223100               21.706841               26424              573575               10216
JNLSAI104P223450               21.626145                7522              162673                4236
JNLSAI104P223500               21.614719               10849              234508                3853
JNLSAI104P223600               21.595343               40979              884962               14270
JNLSAI104P223700               21.568588                 792               17072                 419
JNLSAI104P223950               21.511871                4542               97711                1365
JNLSAI104P224000               21.500665                7671              164923                1480
JNLSAI104P224050               21.487751                 199                4281                  44
JNLSAI104P224100                21.47681               10879              233652                3871
JNLSAI104P224450               21.397386                6560              140376                2559
JNLSAI104P224500               21.385965               15590              333405               10819
JNLSAI104P224600               21.363335               25783              550817                7620
JNLSAI104P224700               21.344088                  57                1206                  45
JNLSAI104P224950               21.282498                 260                5533                  45
JNLSAI104P225000               21.271263                8274              176005                1852
JNLSAI104P225100               21.250032               30756              653570               10678
JNLSAI104P225200               21.226173                 217                4609                  52
JNLSAI104P225450               21.172643                5120              108410                1423
JNLSAI104P225500               21.173061                8801              186347                4965
JNLSAI104P225600                21.13737               43719              924115               16715
JNLSAI104P225950               21.057593                 780               16433                 687
JNLSAI104P226000               21.046908               14899              313577                8340
JNLSAI104P226100               21.024738               28268              594337               14323
JNLSAI104P226200               21.001395                2007               42148                 503
JNLSAI104P226450               20.945558                1419               29728                 218
JNLSAI104P226500               20.936824               12535              262440                6570
JNLSAI104P226600               20.913561               39461              825273               13834
JNLSAI104P226700               20.889931                1260               26323                 536
JNLSAI104P226950               20.835793                 920               19175                 452
JNLSAI104P227000               20.823477                 943               19626                 111
JNLSAI104P227100               20.802162               19989              415821                9578
JNLSAI104P227450               20.725273                1726               35762                1084
JNLSAI104P227500                20.71483                 973               20148                 702
JNLSAI104P227600               20.691134               21606              447046                7127
JNLSAI104P227950               20.614289                 958               19750                 307
JNLSAI104P228000               20.604787                6385              131555                3676
JNLSAI104P228100               20.577654                2226               45812                 127
JNLSAI104P228450               20.502642                 384                7869                 202
JNLSAI104P228500               20.495631                  95                1938                  54
JNLSAI104P228600               20.472329                1350               27629                 670
JNLSAI104P229000               20.386767                1280               26090                 619
JNLSAI104P229100               20.365134                3705               75458                2161
JNLSAI104P229500               20.278129                 312                6336                  97

JNLSAI104P229600                 20.2555               20815              421616                2201
JNLSAI104P229700               20.233989                 447                9038                 167
JNLSAI104P229950               20.181296                   0                   0                   0
JNLSAI104P230000               20.170829                1599               32259                 739
JNLSAI104P230100               20.148641                5618              113191                2448
JNLSAI104P230450               20.074228                 767               15396                 444
JNLSAI104P230600               20.041666                3923               78630                1720
JNLSAI104P230950               19.968948                 974               19454                 369
JNLSAI104P231000               19.960429                   0                   0                   0
JNLSAI104P231100               19.934937                 295                5872                   5
JNLSAI104P231450               19.862266                   0                   0                   0
JNLSAI104P233100                19.51712                  74                1435                  29
JNLSAI104P233600               19.411822                2031               39424                1196
JNLSAI104P235600               19.003222                4176               79366                2484
JNLSAI104P238000               18.525561                   0                   0                   0
JNLSAI104P241000               17.943313                   0                   0                   0
JNLSAI104P246100               16.996158                   0                   0                   0
JNLSAI105P14000                 18.12872             6025199           109229137             1600099
JNLSAI105P15000                11.042375                3791               41860                 609
JNLSAI105P16000                10.358749               13794              142887                2261
JNLSAI105P17000                11.190297                1275               14265                 208
JNLSAI105P211500               22.233139               57914             1287612               14539
JNLSAI105P212500               22.003322               12768              280929                2204
JNLSAI105P213000               21.886983               31927              698796                7635
JNLSAI105P214000               21.655227               15083              326615                3885
JNLSAI105P214500                21.54061                7934              170908                2735
JNLSAI105P215000               21.425956               11253              241114                3016
JNLSAI105P215450               21.323462                1964               41870                 773
JNLSAI105P215500                21.31183                4548               96931                1520
JNLSAI105P215700                21.26744                2677               56943                 680
JNLSAI105P215750               21.256128                   0                   0                   0
JNLSAI105P216000               21.199636               17316              367089                3591
JNLSAI105P216450               21.097469                   0                   0                   2
JNLSAI105P216500               21.090108               21038              443699                4786
JNLSAI105P216950               20.986037                2590               54358                 809
JNLSAI105P217000               20.975509               11082              232447                3371
JNLSAI105P217100               20.953206               53470             1120368               14465
JNLSAI105P217200               20.930653                   0                   0                 205
JNLSAI105P217500               20.969656                4597               96399                1857
JNLSAI105P217600               20.841086                 494               10292                  35
JNLSAI105P217950               20.765152                 778               16162                 273
JNLSAI105P218000               20.753604               11658              241952                4093
JNLSAI105P218100               20.731098                7065              146455                1547
JNLSAI105P218200               20.710207                 249                5159                  79
JNLSAI105P218450               20.654659                3363               69457                1357
JNLSAI105P218500               20.643424                3738               77165                 734
JNLSAI105P218600               20.621849               24874              512942                8265
JNLSAI105P218700               20.599664                   0                   0                   0
JNLSAI105P218950               20.545013                2941               60431                1230
JNLSAI105P219000               20.534086                8259              169601                2749
JNLSAI105P219200               20.489821                   0                   0                  11
JNLSAI105P219450               20.452079                  19                 388                   7

JNLSAI105P219500                20.42554                3898               79626                 738
JNLSAI105P219600                20.40356                8826              180092                3386
JNLSAI105P219700               20.381817                   0                   0                   0
JNLSAI105P219950               20.327627                4154               84444                1658
JNLSAI105P220000               20.316578                2847               57850                 977
JNLSAI105P220100               20.294364                 366                7432                 141
JNLSAI105P220450                20.21988                   0                   0                1953
JNLSAI105P220500                20.20929                1563               31594                 800
JNLSAI105P220600               20.187955                2662               53741                 616
JNLSAI105P220950               20.114111                   0                   0                  65
JNLSAI105P221000               20.100652                9540              191752                2477
JNLSAI105P221100               20.080795               10668              214223                3224
JNLSAI105P221200               20.058627                   0                   0                   0
JNLSAI105P221450               20.006161                   0                   0                   0
JNLSAI105P221500                19.99547                4640               92774                 687
JNLSAI105P221600               19.974115                6038              120612                2389
JNLSAI105P221950               19.899176                 915               18207                 191
JNLSAI105P222000               19.888185                2346               46663                 158
JNLSAI105P222100               19.867549                8530              169463                2247
JNLSAI105P222500               19.782474                1951               38598                 410
JNLSAI105P222600               19.762934               10605              209594                4398
JNLSAI105P222950               19.688251                 935               18406                 277
JNLSAI105P223000               19.679119                1152               22663                 220
JNLSAI105P223100               19.658121                5447              107085                2198
JNLSAI105P223200               19.635899                 214                4206                   8
JNLSAI105P223450               19.583769                 801               15690                 270
JNLSAI105P223600                19.55325                7262              142001                2234
JNLSAI105P223700               19.532167                   0                   0                   0
JNLSAI105P224000               19.469629                 497                9682                 174
JNLSAI105P224100               19.448912                 420                8177                   4
JNLSAI105P224450               19.377869                   0                   0                  24
JNLSAI105P224500               19.367413                 500                9693                 438
JNLSAI105P224600               19.345493                 412                7969                 185
JNLSAI105P224700               19.325808                   0                   0                   0
JNLSAI105P224950               19.273983                 295                5686                  46
JNLSAI105P225000               19.263531                2172               41843                 706
JNLSAI105P225100               19.245091                2337               44969                 484
JNLSAI105P225500               19.162816                   0                   0                 164
JNLSAI105P225600               19.142318                 369                7063                 241
JNLSAI105P226100               19.040864                7925              150900                3630
JNLSAI105P226500               18.960293                 276                5238                 131
JNLSAI105P226600                 18.9391                2975               56345                 916
JNLSAI105P227100                18.83851                2569               48389                1135
JNLSAI105P227450               18.768082                1535               28816                 285
JNLSAI105P227600               18.738234                1073               20107                 187
JNLSAI105P228000               18.658612                   0                   0                 166
JNLSAI105P228100               18.638927                 382                7114                 132
JNLSAI105P228500               18.569869                   7                 136                   1
JNLSAI105P228600               18.540328                 547               10142                 282
JNLSAI105P229100               18.442266                 262                4827                 133
JNLSAI105P230100               18.247285                1279               23343                 670
JNLSAI105P230600               18.149946                1583               28739                 581

JNLSAI105P231500               17.993409                   8                 136                   1
JNLSAI105P233600               17.579695                1071               18821                  93
JNLSAI106P14000                17.864642             7449847           133088855             2013109
JNLSAI106P15000                10.805617               30479              329343                4906
JNLSAI106P16000                10.341607               31967              330591                5100
JNLSAI106P17000                10.920786                 923               10080                 164
JNLSAI106P211000                21.17554                   0                   0                 118
JNLSAI106P211500               21.066393              233011             4908693               55849
JNLSAI106P212500               20.840817               76556             1595495               20120
JNLSAI106P213000               20.730305              143422             2973188               38595
JNLSAI106P213500               20.620465               30120              621095                7943
JNLSAI106P214000               20.511491              126644             2597660               36265
JNLSAI106P214500               20.402594               49550             1010948               18450
JNLSAI106P215000               20.294377              147411             2991617               43751
JNLSAI106P215450               20.196179               17068              344716                6130
JNLSAI106P215500               20.187362                7169              144719                1274
JNLSAI106P215700               20.143915                8943              180145                2538
JNLSAI106P215750               20.133166                   0                   0                   0
JNLSAI106P216000               20.079739               57212             1148802               17705
JNLSAI106P216450               19.983084                 172                3440                  56
JNLSAI106P216500               19.973201              150699             3009946               38475
JNLSAI106P216950               19.877841               22480              446858                7583
JNLSAI106P217000               19.867613               44416              882445               13643
JNLSAI106P217100               19.846282              169971             3373288               58700
JNLSAI106P217200               19.825161                6378              126438                2104
JNLSAI106P217250               19.814597                   0                   0                   0
JNLSAI106P217500               19.761786               28037              554069                8503
JNLSAI106P217950               19.667582                2355               46323                 895
JNLSAI106P218000               19.657194               36691              721239               11748
JNLSAI106P218100               19.637258               12915              253618                2383
JNLSAI106P218200               19.614951                 251                4928                  91
JNLSAI106P218250               19.612012                   0                   0                   0
JNLSAI106P218450               19.563394                5032               98442                1362
JNLSAI106P218500               19.552927                3645               71269                1278
JNLSAI106P218600               19.532102               87633             1711653               32507
JNLSAI106P218700               19.511433                   0                   0                   0
JNLSAI106P218950               19.459609               17109              332930                6786
JNLSAI106P219000               19.449372               26625              517837                9410
JNLSAI106P219200               19.408026                4042               78440                1463
JNLSAI106P219450               19.356478                1247               24132                 293
JNLSAI106P219500               19.346135                8799              170222                2563
JNLSAI106P219600               19.325475               35045              677257               14857
JNLSAI106P219700               19.304537                   0                   0                   0
JNLSAI106P219950               19.253731                8638              166317                3176
JNLSAI106P220000               19.244646                7176              138094                1622
JNLSAI106P220100               19.223077               11935              229422                4461
JNLSAI106P220200               19.202671                   0                   0                   0
JNLSAI106P220450               19.151402                 737               14105                 266
JNLSAI106P220500               19.141511               10400              199077                4181
JNLSAI106P220600               19.121245               54898             1049713               21704
JNLSAI106P220950               19.046997                1946               37060                 938
JNLSAI106P221000               19.044282                5655              107687                1280

JNLSAI106P221100               19.020223                1701               32361                 667
JNLSAI106P221200               18.999554                2458               46700                 869
JNLSAI106P221450               18.949287                6472              122649                2869
JNLSAI106P221500               18.938878                4027               76267                1032
JNLSAI106P221600               18.918887               16036              303379                6192
JNLSAI106P221700               18.898959                2659               50253                1061
JNLSAI106P221950               18.867279                 831               15672                 354
JNLSAI106P222000               18.839225                6788              127886                1656
JNLSAI106P222100               18.818561                5585              105101                6028
JNLSAI106P222450                18.74757                2400               44998                 142
JNLSAI106P222500               18.769587                1468               27552                 417
JNLSAI106P222600               18.719007               17820              333566                6468
JNLSAI106P222700               18.698948                   0                   0                   0
JNLSAI106P222950               18.648244                 236                4410                  66
JNLSAI106P223000                18.63933                3977               74123                2928
JNLSAI106P223100               18.619571               10544              196333                4683
JNLSAI106P223450               18.550958                1502               27855                 631
JNLSAI106P223500               18.540522                 189                3511                 777
JNLSAI106P223600                18.52088                3386               62712                1274
JNLSAI106P223700               18.501243                   0                   0                   0
JNLSAI106P223950               18.451991                1139               21024                 503
JNLSAI106P224000               18.440929                1054               19432                 226
JNLSAI106P224100               18.422158                1832               33741                 340
JNLSAI106P224450                18.35412                 521                9565                 255
JNLSAI106P224500               18.344584                1346               24700                 695
JNLSAI106P224600               18.324818                2031               37209                 830
JNLSAI106P225000               18.246014                4789               87389                 440
JNLSAI106P225100               18.227965                1710               31165                 612
JNLSAI106P225450               18.160897                   0                   0                  55
JNLSAI106P225500                18.15038                 332                6031                 700
JNLSAI106P225600               18.131129                8995              163085                4197
JNLSAI106P226100                18.03499               10894              196465                5366
JNLSAI106P226500               17.959033                 387                6943                 179
JNLSAI106P226600               17.938675                 295                5287                 269
JNLSAI106P226950               17.872253                   0                   0                   0
JNLSAI106P227100               17.843317                2267               40450                 740
JNLSAI106P227500               17.765799                 568               10087                 182
JNLSAI106P227600               17.748067                2882               51152                 555
JNLSAI106P228000               17.674188                1474               26045                 721
JNLSAI106P228100                17.65548                   0                   0                   0
JNLSAI106P228500               17.580615                 331                5811                 162
JNLSAI106P229100               17.468255                1999               34924                 937
JNLSAI106P229500               17.394096                   0                   0                   0
JNLSAI106P229600               17.376712                1635               28404                  98
JNLSAI106P230100               17.283499                 932               16103                 456
JNLSAI106P230600               17.191307                3099               53268                 492
JNLSAI106P231000               17.124063                   0                   0                   0
JNLSAI106P231450               17.036455                 487                8299                 289
JNLSAI106P233950               16.589654                 189                3128                  61
JNLSAI106P248600               14.196656                   0                   0                   0
JNLSAI107P14000                12.143771             2873720            34897803              560037
JNLSAI107P14000                12.143771             2873720            34897803              560037

JNLSAI107P15000                 9.896454                 385                3813                 607
JNLSAI107P16000                 9.882103               41624              411331                3486
JNLSAI107P16000                 9.882127               41624              411331                3486
JNLSAI107P17000                 9.815944                   0                   0                   0
JNLSAI107P210000               12.930219                   0                   0                1648
JNLSAI107P211000               12.793154              156112             1997160               10541
JNLSAI107P211500               12.715058              344295             4377732               74956
JNLSAI107P212500               12.590766              427751             5385707               44861
JNLSAI107P213000               12.514175              189876             2376144               35278
JNLSAI107P214000               12.392693               71100              881122               16112
JNLSAI107P214500               12.316144               38785              477678               10498
JNLSAI107P215000               12.260835              190178             2331745               25789
JNLSAI107P215450               12.202432               37476              457299               10203
JNLSAI107P215500               12.195854              170229             2076091               18048
JNLSAI107P215600               12.182867                   0                   0                5000
JNLSAI107P215700               12.171265               27793              338280                5949
JNLSAI107P215750               12.143395                   0                   0                   0
JNLSAI107P216000               12.122495              343151             4159852               50318
JNLSAI107P216450               12.073484                1802               21762                 338
JNLSAI107P216500               12.066344              344887             4161524               48400
JNLSAI107P216600               12.053517               48080              579537                6420
JNLSAI107P216700               12.040904                7252               87321                1936
JNLSAI107P216950               12.009205               27399              329044               18303
JNLSAI107P217000                11.98385              141087             1690762               29303
JNLSAI107P217100                11.99088              420133             5037763              103666
JNLSAI107P217200               11.967694                3014               36070                 749
JNLSAI107P217250               11.951107                   0                   0                   0
JNLSAI107P217500               11.920265               90484             1078591               32767
JNLSAI107P217600               11.925908                1217               14517                1038
JNLSAI107P217950               11.882216                3082               36619                1585
JNLSAI107P218000               11.876753              183082             2174423               26928
JNLSAI107P218100               11.863042              469721             5572323               59929
JNLSAI107P218200               11.850166                 978               11593                 210
JNLSAI107P218450               11.819994               31836              376299               12838
JNLSAI107P218500               11.801333               95228             1123813               13943
JNLSAI107P218600               11.801159              109775             1295474               34661
JNLSAI107P218700               11.777026                2534               29843                 554
JNLSAI107P218950                11.75656               47189              554778                9987
JNLSAI107P219000               11.731646               99718             1169856               14238
JNLSAI107P219100               11.737457              277867             3261448               48424
JNLSAI107P219200               11.725326               10566              123895                3505
JNLSAI107P219450               11.693923                8239               96349                2514
JNLSAI107P219500               11.687922               29810              348415                7709
JNLSAI107P219600               11.676331              338262             3949654               61405
JNLSAI107P219700               11.672039                8786              102552                1900
JNLSAI107P219950               11.632984               16111              187414                6491
JNLSAI107P220000               11.615344               67745              786879               12738
JNLSAI107P220100               11.614721              147351             1711435               29658
JNLSAI107P220200               11.581604                5035               58310                1330
JNLSAI107P220450               11.570565              115780             1339641               17134
JNLSAI107P220500               11.564353              139937             1618285               33503
JNLSAI107P220600                11.55205              594960             6873010               97012

JNLSAI107P220700               11.539627                3846               44385                1011
JNLSAI107P220950               11.509123               13023              149887                3825
JNLSAI107P221000               11.523698               86521              997039               13311
JNLSAI107P221100               11.490686              141133             1621717               13984
JNLSAI107P221200               11.478611                7957               91340                1946
JNLSAI107P221450               11.448683                4514               51679                 496
JNLSAI107P221500               11.442076               77946              891863               19479
JNLSAI107P221600               11.429888               60826              695237               13220
JNLSAI107P221950               11.387398               30172              343585                2075
JNLSAI107P222000               11.381308               75769              862353                9978
JNLSAI107P222100               11.369988              160832             1828654               22317
JNLSAI107P222200                11.37399                 155                1763                  37
JNLSAI107P222450               11.326441               12510              141692                3304
JNLSAI107P222500               11.321155               47998              543391               17522
JNLSAI107P222600               11.309695              269025             3042592               44014
JNLSAI107P222700               11.278306                   0                   0                   0
JNLSAI107P222950               11.267763                1451               16353                 571
JNLSAI107P223000               11.260597               96543             1087129               21878
JNLSAI107P223100               11.249314               15370              172904                5357
JNLSAI107P223200               11.236344               17969              201907                1750
JNLSAI107P223450               11.206506                   0                   0                 525
JNLSAI107P223500               11.201057                1409               15778                2595
JNLSAI107P223600               11.189075               81339              910106               15111
JNLSAI107P223700               11.177425                 137                1530                 283
JNLSAI107P223950               11.148525                6527               72764                2239
JNLSAI107P224000               11.141096               18866              210184                1876
JNLSAI107P224050               11.135088                 188                2092                  42
JNLSAI107P224100               11.129658                5858               65203                1936
JNLSAI107P224200               11.117361                 894                9939                 112
JNLSAI107P224450                11.08798                 634                7031                2215
JNLSAI107P224500               11.083526               15989              177220                6635
JNLSAI107P224600               11.071139               85368              945120               16152
JNLSAI107P224700                11.05849                   0                   0                 174
JNLSAI107P224950               11.029603               10570              116584                1589
JNLSAI107P225000               11.023718               18155              200141                 969
JNLSAI107P225100                11.01229               60407              665220               14450
JNLSAI107P225200               10.999844                   0                   0                 271
JNLSAI107P225450               10.971058                9257              101561                3683
JNLSAI107P225500               10.964072               40235              441142                7642
JNLSAI107P225600               10.953633               47831              523922               23703
JNLSAI107P225700               10.941501               12425              135949                 746
JNLSAI107P225950               10.912439                5542               60474                1273
JNLSAI107P226000               10.906646               11837              129100               12644
JNLSAI107P226100               10.895823               20099              219000               10261
JNLSAI107P226200               10.884067                   0                   0                   0
JNLSAI107P226450               10.854216                2025               21983                 342
JNLSAI107P226500                10.84932                2275               24684                 600
JNLSAI107P226600               10.838088              151230             1639040               51259
JNLSAI107P226950               10.797026                 215                2322                   1
JNLSAI107P227000               10.791218                4251               45875                3421
JNLSAI107P227100                10.77998               19393              209060                 697
JNLSAI107P227450               10.740596                1388               14908                 405

JNLSAI107P227500               10.733967                1478               15860                 266
JNLSAI107P227600               10.722699               41482              444794                4685
JNLSAI107P227950               10.682757               68736              734289                4033
JNLSAI107P228000               10.677894               13340              142443                2662
JNLSAI107P228100               10.666366               10856              115795                2320
JNLSAI107P228450               10.626509                   0                   0                   0
JNLSAI107P228500               10.612935                  22                 230                   2
JNLSAI107P228600               10.608568                 524                5559                 179
JNLSAI107P228700               10.597817                2666               28249                 366
JNLSAI107P228950               10.569734               66980              707964               11989
JNLSAI107P229000               10.564256               43426              458760                 532
JNLSAI107P229100               10.553173                1089               11488                1213
JNLSAI107P229200               10.541671                7164               75517                 104
JNLSAI107P229450               10.513562                   0                   0                 271
JNLSAI107P229500               10.508071               11354              119305                2196
JNLSAI107P229600               10.496971               22981              241229                5564
JNLSAI107P230500               10.397929                 361                3755                  48
JNLSAI107P230600               10.385977               40303              418588                5454
JNLSAI107P231500               10.281947                  22                 230                   2
JNLSAI107P232100                10.22146                4296               43914                   8
JNLSAI107P232600               10.167293               22748              231289                2965
JNLSAI107P232950               10.129461                   0                   0                1562
JNLSAI107P233100               10.113324               13423              135748                2425
JNLSAI107P233600               10.059672                   0                   0                 952
JNLSAI107P234000                10.01717                   0                   0                   0
JNLSAI107P237500                 9.65138                   0                   0                   0
JNLSAI107P246100                8.807941                   0                   0                   0
JNLSAI109P14000                15.155455             5500651            83364871             1275865
JNLSAI109P15000                  11.1179               21345              237315                5182
JNLSAI109P16000                11.563468               25986              300487                6132
JNLSAI109P17000                10.778841                2393               25792                 515
JNLSAI109P210000               16.412388               13632              223737                2440
JNLSAI109P211000               16.238434                7203              116970                1304
JNLSAI109P211500               16.152846              628297            10148784              117376
JNLSAI109P212500               15.981865              337839             5399300               53928
JNLSAI109P213000               15.897272              335464             5332962               78902
JNLSAI109P213500               15.812909                4632               73243                 986
JNLSAI109P214000               15.729104              186148             2927942               43100
JNLSAI109P214500                 15.6457              119536             1870230               27300
JNLSAI109P215000               15.562725              352306             5482843               82410
JNLSAI109P215450               15.488537               46681              723025               11397
JNLSAI109P215500               15.480293               74387             1151529               10828
JNLSAI109P215700                15.44732               16445              254037                4164
JNLSAI109P215750               15.439109                   0                   0                   0
JNLSAI109P216000                15.39879              264744             4076735               49824
JNLSAI109P216450               15.324344               14914              228541                1985
JNLSAI109P216500               15.316675              352847             5404450               63425
JNLSAI109P216700               15.283941                3277               50090                 498
JNLSAI109P216950               15.243391               34904              532061               10591
JNLSAI109P217000               15.235358              128628             1959698               27817
JNLSAI109P217100               15.219098              393552             5989500              108598
JNLSAI109P217200               15.202849               14153              215164                4140

JNLSAI109P217250               15.194822                   0                   0                   0
JNLSAI109P217500               15.154485              104424             1582497               26682
JNLSAI109P217600               15.137982                8283              125382                1636
JNLSAI109P217950               15.082141               18463              278468                5247
JNLSAI109P218000               15.074146               84341             1271365               18835
JNLSAI109P218100               15.058892              153110             2305671               28448
JNLSAI109P218200               15.042161                6819              102569                1913
JNLSAI109P218450               15.002159               32558              488448                9541
JNLSAI109P218500               14.994153               71265             1068559               11220
JNLSAI109P218600               14.978235              186898             2799401               56189
JNLSAI109P218700               14.962459                   0                   0                   0
JNLSAI109P218950               14.922615               35795              534152               10021
JNLSAI109P219000               14.914686               71899             1072356               19457
JNLSAI109P219100               14.898019                   0                   0                 318
JNLSAI109P219200               14.883093                5911               87976                1460
JNLSAI109P219450               14.843478                5249               77906                1404
JNLSAI109P219500               14.835564               70875             1051475               14727
JNLSAI109P219550               14.826922                1640               24320                 343
JNLSAI109P219600               14.819836              109897             1628654               33306
JNLSAI109P219700                14.80409                 297                4400                  99
JNLSAI109P219800               14.787542                 514                7601                   3
JNLSAI109P219950               14.764767               25897              382360                7789
JNLSAI109P220000               14.756914               41652              614649                6258
JNLSAI109P220050               14.748394                1138               16786                 213
JNLSAI109P220100               14.741266               16119              237617                4768
JNLSAI109P220200               14.725488                 931               13705                 381
JNLSAI109P220300               14.709375                 289                4249                  56
JNLSAI109P220450               14.686534               52970              777939               10604
JNLSAI109P220500               14.678543               53968              792168               13981
JNLSAI109P220550                14.66988                 410                6018                  84
JNLSAI109P220600                14.66306              115889             1699283               32138
JNLSAI109P220700                14.64665                 910               13332                 136
JNLSAI109P220950               14.608588                9136              133463                2467
JNLSAI109P221000               14.600813               57987              846659               11676
JNLSAI109P221100               14.586372               31522              459797                5300
JNLSAI109P221200               14.565797                2087               30401                1220
JNLSAI109P221450               14.531174               36600              531847               11409
JNLSAI109P221500               14.523494               49654              721151               11674
JNLSAI109P221600               14.507983               87846             1274475               24780
JNLSAI109P221700               14.493036                   0                   0                   0
JNLSAI109P221950               14.454317                1687               24384                 560
JNLSAI109P222000               14.446403               33563              484860                6017
JNLSAI109P222100               14.431028              124330             1794212               27889
JNLSAI109P222200               14.440949                   0                   5                  40
JNLSAI109P222450               14.375119                2225               31982                 431
JNLSAI109P222500               14.435937                8805              127102                1592
JNLSAI109P222600               14.354543               61316              880161               16641
JNLSAI109P222700               14.339235                   0                   0                   0
JNLSAI109P222950                14.30125                5977               85477                2730
JNLSAI109P223000               14.293379               32521              464840               13718
JNLSAI109P223100               14.278382               11565              165130                3228
JNLSAI109P223200               14.262406                 306                4365                  49

JNLSAI109P223500               14.218063                5438               77320                1588
JNLSAI109P223600               14.202649               36451              517703                7286
JNLSAI109P223700               14.187058                1231               17464                 311
JNLSAI109P223800               14.171564                1502               21283                  54
JNLSAI109P223950               14.149916                8645              122327                2006
JNLSAI109P224000               14.141752                6652               94075                1342
JNLSAI109P224100               14.128192                3781               53422                 936
JNLSAI109P224450               14.075022                5677               79905                1608
JNLSAI109P224500               14.067188               18887              265684                8482
JNLSAI109P224600               14.052362               44324              622854                7656
JNLSAI109P224700               14.037437                1461               20510                 492
JNLSAI109P224800               14.022179                 107                1497                  11
JNLSAI109P224950                13.99943                 230                3225                  27
JNLSAI109P225000                13.99281               12006              168002                2459
JNLSAI109P225100               13.977933               10267              143518                2282
JNLSAI109P225450               13.925523                1409               19621                 332
JNLSAI109P225500               13.911525               12423              172825                3589
JNLSAI109P225600               13.903705               12812              178135                2474
JNLSAI109P225950               13.851329                4072               56401                 817
JNLSAI109P226000               13.844342                5482               75900                1148
JNLSAI109P226100               13.830884               22598              312557                7464
JNLSAI109P226450               13.777543                1128               15546                 163
JNLSAI109P226500               13.771143                1770               24379                 427
JNLSAI109P226600               13.756175                9412              129479                2671
JNLSAI109P226700               13.741138                1021               14028                 302
JNLSAI109P226950               13.703664                1227               16809                 163
JNLSAI109P227000               13.697615                2381               32620                 251
JNLSAI109P227100               13.683431               83050             1136409               10347
JNLSAI109P227500               13.629138                4964               67658                 632
JNLSAI109P227600               13.612046                6377               86804                1477
JNLSAI109P227950               13.556202                  54                 728                   4
JNLSAI109P228000                 13.5535                7073               95861                2692
JNLSAI109P228100               13.538017                2828               38287                 596
JNLSAI109P228450               13.486464                  75                1006                  14
JNLSAI109P228500               13.481849                3615               48735                1116
JNLSAI109P228600               13.466013                 414                5572                 173
JNLSAI109P229000               13.409965                 356                4777                  73
JNLSAI109P229100               13.395851                4597               61575                1765
JNLSAI109P229500               13.338566                   0                   0                   0
JNLSAI109P229600               13.323748                7142               95163                2012
JNLSAI109P229700               13.315127                  86                1146                  26
JNLSAI109P230000               13.268593                   0                   0                   0
JNLSAI109P230100                13.25378                1823               24158                 544
JNLSAI109P230500               13.196763                 421                5560                  72
JNLSAI109P230600               13.182822                8613              113540                2344
JNLSAI109P230950               13.133991                2470               32442                 606
JNLSAI109P231000               13.127671                   0                   0                   0
JNLSAI109P231100               13.112891                3436               45061                 434
JNLSAI109P231200               13.098904                3808               49884                 161
JNLSAI109P231500               13.057137                2851               37228                 953
JNLSAI109P231600               13.043251                2698               35186                 389
JNLSAI109P232100               12.974092                   0                   0                  11

JNLSAI109P232600               12.905322                2424               31285                 888
JNLSAI109P232950               12.857338                 799               10274                 121
JNLSAI109P234100               12.701316                   0                   0                  22
JNLSAI109P237500               12.250484                   0                   0                   0
JNLSAI109P246100               11.178442                   0                   0                   0
JNLSAI110P14000                18.463577             2799482            51688457              768392
JNLSAI110P15000                 12.80707                4184               53580                 742
JNLSAI110P16000                12.999746               18995              246927                3251
JNLSAI110P17000                12.479033                2155               26893                 441
JNLSAI110P210000               19.671463                5950              117054                1173
JNLSAI110P211000               19.462817                6533              127157                1457
JNLSAI110P211500               19.360206              715827            13858556              146030
JNLSAI110P212500               19.155342              568167            10883442               80747
JNLSAI110P213000               19.053855              260572             4964900               63194
JNLSAI110P213500               18.952805               46555              882355                7805
JNLSAI110P214000               18.852269              146642             2764541               36217
JNLSAI110P214200               18.812002                3700               69600                 978
JNLSAI110P214500                18.75237               82560             1548202               19272
JNLSAI110P215000               18.652931              498790             9303891              111899
JNLSAI110P215450               18.563935               69554             1291192               17497
JNLSAI110P215500               18.553913               82093             1523146               13095
JNLSAI110P215600                18.53431               18818              348772               14482
JNLSAI110P215700               18.498899               14667              271317                4144
JNLSAI110P215750               18.542122                   0                   0                   0
JNLSAI110P216000                18.45548              381084             7033087               91053
JNLSAI110P216050               18.444078                3606               66513                 278
JNLSAI110P216300               18.396552                 123                2256                  36
JNLSAI110P216450                18.36709               23297              427905                4048
JNLSAI110P216500               18.359126              687828            12627928              138953
JNLSAI110P216600               18.337406               20664              378927                1079
JNLSAI110P216700                18.31843               21060              385784                4202
JNLSAI110P216950               18.270148               27865              509089                8781
JNLSAI110P217000               18.260277              238142             4348540               53953
JNLSAI110P217100               18.240226              340828             6216771              103107
JNLSAI110P217200               18.233151                3211               58538                1023
JNLSAI110P217250                18.20843                   0                   0                   0
JNLSAI110P217500                18.16343               78617             1427948               21099
JNLSAI110P217600                18.14388                8363              151735                2063
JNLSAI110P217950                18.07707               14828              268052                5005
JNLSAI110P218000               18.067353              184316             3330096               41242
JNLSAI110P218100               18.048115              304705             5499359               59450
JNLSAI110P218200               18.028821                2657               47911                 734
JNLSAI110P218450               17.981006               23352              419885                7272
JNLSAI110P218500               17.971562              119855             2153983               19660
JNLSAI110P218600               17.952391              168455             3024177               47768
JNLSAI110P218700               17.933506                8209              147224                2703
JNLSAI110P218950               17.885659               36669              655852               10940
JNLSAI110P219000                17.87636              161662             2889931               34857
JNLSAI110P219050               17.865875                 348                6223                   8
JNLSAI110P219200               17.838231                5056               90193                1362
JNLSAI110P219450               17.790333                8178              145490                2036
JNLSAI110P219500               17.781436               82445             1465996               21510

JNLSAI110P219550                 17.7711                1015               18034                 429
JNLSAI110P219600               17.762491              141865             2519874               31598
JNLSAI110P219700               17.744098                 894               15859                 301
JNLSAI110P219800               17.723843                 429                7603                   3
JNLSAI110P219950               17.696525               19531              345632                6152
JNLSAI110P220000                17.68711              113017             1998939               17456
JNLSAI110P220050               17.676676                 697               12317                 154
JNLSAI110P220100               17.668444               33117              585119               11408
JNLSAI110P220200               17.649925                5724              101024                1149
JNLSAI110P220300               17.629184                 241                4253                  56
JNLSAI110P220450               17.602654               31299              550945                8008
JNLSAI110P220500               17.593557               62860             1105936               19097
JNLSAI110P220550               17.583511                 346                6088                  85
JNLSAI110P220600               17.574632              118269             2078530               37037
JNLSAI110P220700               17.554909                4409               77398                 887
JNLSAI110P220950               17.509277                7335              128430                2612
JNLSAI110P221000               17.501369               66989             1172394               14776
JNLSAI110P221100               17.481356              102303             1788399                9554
JNLSAI110P221200               17.461144                3835               66956                1035
JNLSAI110P221450               17.417153                6052              105404                2040
JNLSAI110P221500               17.407305               82790             1441152               21415
JNLSAI110P221600               17.388756              102947             1790127               32657
JNLSAI110P221700               17.365847                 103                1797                  39
JNLSAI110P221950               17.324154                9992              173111                2995
JNLSAI110P222000               17.314907               44188              765114                8036
JNLSAI110P222100               17.296522              179979             3113003               44677
JNLSAI110P222200                17.27649                 274                4730                 104
JNLSAI110P222450                17.23234               35359              609322                3083
JNLSAI110P222500               17.223177               15446              266028                3883
JNLSAI110P222600               17.204831               79149             1361749               19681
JNLSAI110P222950               17.141464                4836               82889                2056
JNLSAI110P223000               17.131598               43249              740921               13310
JNLSAI110P223100               17.114048               23421              400820                7153
JNLSAI110P223200                17.09353                 333                5689                 248
JNLSAI110P223450               17.049991                3396               57897                 699
JNLSAI110P223500               17.040937                5369               91486                1206
JNLSAI110P223600               17.022795               40691              692668                9404
JNLSAI110P223700               17.005724                 319                5421                 117
JNLSAI110P223800               16.981684                2544               43209                 230
JNLSAI110P223950               16.959649               19922              337862                4461
JNLSAI110P224000               16.950018               27623              468208                2890
JNLSAI110P224050               16.940188                 368                6235                  64
JNLSAI110P224100               16.924768               12515              211813                4232
JNLSAI110P224200               16.913425                5365               90735                1378
JNLSAI110P224450               16.869726                6574              110901                2384
JNLSAI110P224500               16.860701               19838              334477                6925
JNLSAI110P224600               16.841306               39185              659934               14973
JNLSAI110P224700               16.823939                2390               40214                 931
JNLSAI110P224800               16.806767                  89                1502                  11
JNLSAI110P224950               16.781037                 234                3929                  57
JNLSAI110P225000               16.771352               20324              340854                4640
JNLSAI110P225100               16.753597               62597             1048722               11924

JNLSAI110P225200               16.734711                 659               11020                  79
JNLSAI110P225450               16.691408                4840               80792                1138
JNLSAI110P225500               16.679205               15948              265998                3715
JNLSAI110P225600               16.664452               45608              760039               14027
JNLSAI110P225950               16.602224                1462               24278                 924
JNLSAI110P226000               16.596623               10282              170645                1866
JNLSAI110P226100               16.577324               44842              743358               20043
JNLSAI110P226450                16.51351                2774               45802                 596
JNLSAI110P226500               16.504888                6775              111813                2452
JNLSAI110P226600               16.487912               92743             1529136               30778
JNLSAI110P226700               16.469553                 966               15905                 339
JNLSAI110P226950               16.427259                1827               30016                 379
JNLSAI110P227000               16.417082                3078               50525                 709
JNLSAI110P227100               16.402572               10998              180399                2841
JNLSAI110P227450               16.339617                   0                   0                 104
JNLSAI110P227500               16.328792                4750               77570                1675
JNLSAI110P227600               16.313603               27287              445141                4848
JNLSAI110P227950               16.242767                  13                 219                   1
JNLSAI110P228000               16.244737               13151              213627                6108
JNLSAI110P228100               16.228196                2994               48579                 714
JNLSAI110P228200               16.208942                1221               19793                 257
JNLSAI110P228450               16.163356                  63                1015                  14
JNLSAI110P228500               16.156174                 907               14660                 403
JNLSAI110P228600               16.139224                 305                4916                 132
JNLSAI110P229000               16.068468                9751              156688                 269
JNLSAI110P229100               16.055556                4814               77292                2095
JNLSAI110P229500                15.98719                 732               11696                 114
JNLSAI110P229600               15.969563                6186               98782                1685
JNLSAI110P229700               15.952712                 340                5432                 135
JNLSAI110P230000               15.902577                   0                   0                   0
JNLSAI110P230100                15.88557                4422               70246                1176
JNLSAI110P230450               15.826409                   0                   0                   0
JNLSAI110P230600               15.800172                4207               66477                1043
JNLSAI110P230950                15.74293                 619                9745                 183
JNLSAI110P231000               15.739852                   0                   0                   0
JNLSAI110P231100               15.716578                2490               39135                 261
JNLSAI110P231500               15.641391                  21                 324                   3
JNLSAI110P231600               15.633593                 879               13747                  87
JNLSAI110P232950               15.410381                 670               10322                 121
JNLSAI110P234000                15.24005                   0                   0                   0
JNLSAI110P234100                15.22494                 248                3782                  52
JNLSAI110P235100               15.062339                 155                2336                  17
JNLSAI110P235600               14.982022                2908               43564                1361
JNLSAI110P236500               14.840253                   0                   0                   0
JNLSAI110P239100               14.434635                 189                2721                  26
JNLSAI110P242000               13.996928                   0                   0                   0
JNLSAI110P246100               13.399647                   0                   0                   0
JNLSAI110P248600               13.048366                   0                   0                   0
JNLSAI111P14000                23.214187             8725276           202550180             2907127
JNLSAI111P15000                11.202562               59985              671982                8981
JNLSAI111P16000                11.006744               60227              662905                9891
JNLSAI111P17000                11.034815                2237               24685                 366

JNLSAI111P210000               28.151511               19348              544689                4880
JNLSAI111P211500               27.704014              654619            18135565              197728
JNLSAI111P212500               27.412591              271417             7440245               64454
JNLSAI111P213000               27.267668              302838             8257683               99326
JNLSAI111P213500               27.122178               36612              993002                8731
JNLSAI111P213950               26.992673               66717             1800877               16244
JNLSAI111P214000               26.979182              232663             6277061               83165
JNLSAI111P214500               26.836299               72401             1942968               23695
JNLSAI111P215000               26.693878              362094             9665705              136026
JNLSAI111P215450               26.566361               70179             1864405               25689
JNLSAI111P215500               26.552493               39988             1061775               11587
JNLSAI111P215600               26.524044                2703               71699                2528
JNLSAI111P215700               26.495912               14318              379369                5505
JNLSAI111P215750               26.480069                   0                   0                   0
JNLSAI111P216000               26.411522              208825             5515380               79127
JNLSAI111P216300               26.326646                1279               33671                 405
JNLSAI111P216450               26.284872                9346              245656                3133
JNLSAI111P216500               26.271532              273121             7175315               86221
JNLSAI111P216600               26.243041               15658              410915                6323
JNLSAI111P216700               26.214868                7143              187259                2085
JNLSAI111P216950               26.145702               44732             1169557               18662
JNLSAI111P217000               26.132141              122905             3211760               47124
JNLSAI111P217100               26.104323              534017            13940159              229962
JNLSAI111P217200               26.076706                3925              102364                2233
JNLSAI111P217250               26.062802                   0                   0                   0
JNLSAI111P217500               25.994051               66269             1722588               27421
JNLSAI111P217600                25.96485                7391              191896                1569
JNLSAI111P217950               25.869528               21766              563083               10188
JNLSAI111P218000               25.855837              104289             2696467               34609
JNLSAI111P218100               25.829446              181122             4678276               59162
JNLSAI111P218200               25.796584                6302              162571                2810
JNLSAI111P218450               25.732372               23972              616852               11378
JNLSAI111P218500               25.718719               34313              882491               11827
JNLSAI111P218600               25.691205              182030             4676561               78046
JNLSAI111P218700               25.663756                 572               14671                 265
JNLSAI111P218950               25.596013               23194              593665               10494
JNLSAI111P219000               25.582723               55739             1425950               24391
JNLSAI111P219200               25.527994                7510              191707                3577
JNLSAI111P219450               25.460102               10307              262430                3934
JNLSAI111P219500               25.446776               72989             1857346               26390
JNLSAI111P219600               25.419629              103579             2632936               49109
JNLSAI111P219700               25.393021                1224               31070                 555
JNLSAI111P219950               25.325218               13966              353686                7241
JNLSAI111P220000               25.311934               44142             1117309               14349
JNLSAI111P220100               25.284953               36780              929989               16881
JNLSAI111P220200               25.257931                2855               72112                1346
JNLSAI111P220450               25.190677                8830              222428                3552
JNLSAI111P220500               25.177475               35039              882192               15029
JNLSAI111P220600               25.150746              120219             3023586               55378
JNLSAI111P220700               25.122829                5086              127765                1369
JNLSAI111P220950               25.057054               15595              390777                7650
JNLSAI111P221000               25.043932               29396              736193               10469

JNLSAI111P221100               25.017385               31534              788888               10195
JNLSAI111P221200               24.990489                3723               93030                1139
JNLSAI111P221450               24.924488                5509              137308                2953
JNLSAI111P221500               24.911355               40920             1019381               12222
JNLSAI111P221600               24.884576               88712             2207561               39813
JNLSAI111P221700               24.858803                 170                4226                  84
JNLSAI111P221950               24.792304                4042              100201                1912
JNLSAI111P222000               24.778673               18395              455797                5318
JNLSAI111P222100               24.754711               72504             1794817               25365
JNLSAI111P222200               24.724903                 287                7095                 150
JNLSAI111P222450               24.660776                1477               36426                 883
JNLSAI111P222500               24.651116                8693              214293                3987
JNLSAI111P222600               24.621606              103653             2552094               43943
JNLSAI111P222700               24.595111                 432               10614                 232
JNLSAI111P222950               24.530192                6854              168118                3534
JNLSAI111P223000               24.517076               18473              452906               10630
JNLSAI111P223050               24.502733                 890               21802                 477
JNLSAI111P223100               24.491016               26088              638928               12917
JNLSAI111P223200               24.463576                 406                9924                 219
JNLSAI111P223450               24.399823                3124               76227                1509
JNLSAI111P223500                  24.387               10109              246532                4584
JNLSAI111P223600               24.360957               67950             1655320               29942
JNLSAI111P223700               24.334761                1096               26677                 649
JNLSAI111P223950               24.270545                4532              109993                1630
JNLSAI111P224000               24.257729                8674              210400                3019
JNLSAI111P224050               24.241563                  90                2189                  22
JNLSAI111P224100               24.231404               16426              398021                5436
JNLSAI111P224200               24.204992                   0                   0                  31
JNLSAI111P224450               24.141891                2509               60581                1334
JNLSAI111P224500               24.129885                6884              166109                3933
JNLSAI111P224600               24.103414               26408              636517               10943
JNLSAI111P224700                24.07783                3008               72424                1615
JNLSAI111P224950               24.013387                3361               80702                1728
JNLSAI111P225000               24.001191                9878              237091                3103
JNLSAI111P225100                 23.9756               14540              348594                6616
JNLSAI111P225200               23.948687                 194                4644                  52
JNLSAI111P225450               23.886379                 128                3068                 106
JNLSAI111P225500               23.883493                7888              188389                3390
JNLSAI111P225600               23.848592               27719              661071               13646
JNLSAI111P225950               23.758533                1004               23854                 564
JNLSAI111P226000               23.747401                2431               57720                 365
JNLSAI111P226100               23.721999               24655              584865               14623
JNLSAI111P226500               23.621336                7900              186609                5016
JNLSAI111P226600               23.595295               58211             1373517               32287
JNLSAI111P226700               23.569495                 784               18485                 380
JNLSAI111P226950               23.508236                 353                8292                 213
JNLSAI111P227000               23.496811                 859               20195                 222
JNLSAI111P227100               23.470437               23214              544839               10960
JNLSAI111P227450               23.383841                1351               31596                 515
JNLSAI111P227500               23.351588                2348               54820                 667
JNLSAI111P227600               23.346776                7204              168201                2769
JNLSAI111P227950               23.258192                2203               51244                1259

JNLSAI111P228000               23.247538                5823              135378                1259
JNLSAI111P228100               23.222654               14939              346920                7827
JNLSAI111P228450               23.135104                  93                2142                  29
JNLSAI111P228500               23.130879                 878               20307                 412
JNLSAI111P228600               23.098543                 780               18025                 431
JNLSAI111P228950               23.013369                   0                   0                 100
JNLSAI111P229000               23.001771                1000               22994                 590
JNLSAI111P229100               22.977151                9131              209815                4745
JNLSAI111P229450               22.890015                 608               13925                 370
JNLSAI111P229500               22.879073                   0                   0                   0
JNLSAI111P229600               22.853601                   0                   0                  78
JNLSAI111P229700               22.829312                 600               13708                 334
JNLSAI111P229950               22.769144                   0                   0                   0
JNLSAI111P230000               22.757698                   0                   0                   0
JNLSAI111P230100               22.733273                5992              136226                2688
JNLSAI111P230450               22.649025                   0                   0                  30
JNLSAI111P230500               22.635853                 951               21537                 353
JNLSAI111P230600               22.612517               13157              297508                6661
JNLSAI111P231000               22.518243                   0                   0                   0
JNLSAI111P231100               22.492118                 460               10350                 192
JNLSAI111P231500               22.396459                 936               20953                 515
JNLSAI111P231600               22.373703                 923               20660                 484
JNLSAI111P232100               22.253903                1345               29938                 888
JNLSAI111P233600               21.901644                   0                   0                  28
JNLSAI111P234000               21.809622                   0                   0                   0
JNLSAI111P234100               21.785345                 548               11928                 126
JNLSAI111P236100               21.328067                   0                   0                   0
JNLSAI111P239100               20.657198                 273                5639                  52
JNLSAI112P14000                 30.41355             7110718           216262180             3014921
JNLSAI112P15000                15.041359               43291              651161               10231
JNLSAI112P16000                14.076733               42099              592617                9055
JNLSAI112P17000                 14.53355                2741               39829                 822
JNLSAI112P210000               39.302036               36051             1416885               12778
JNLSAI112P211000               38.885286                 238                9264                 397
JNLSAI112P211500               38.679731              567131            21936465              240233
JNLSAI112P212500               38.270967              260164             9956716               80622
JNLSAI112P213000               38.068076              206392             7856963               96839
JNLSAI112P213500               37.864833                9314              352678                3092
JNLSAI112P214000               37.665289              134301             5058498               64885
JNLSAI112P214200               37.584952                2189               82292                1059
JNLSAI112P214500               37.465643               65038             2436695               30338
JNLSAI112P215000               37.267052              228452             8513750              113620
JNLSAI112P215450                37.08886               40814             1513756               22419
JNLSAI112P215500               37.069453               41846             1551218               17795
JNLSAI112P215600               37.030607                6187              229124                4508
JNLSAI112P215700               36.990743               10766              398234                6082
JNLSAI112P215750               37.042951                   0                   0                   0
JNLSAI112P216000               36.873319              178533             6583088               86887
JNLSAI112P216300               36.750362                1998               73426                 859
JNLSAI112P216450                36.69618                4005              146954                1941
JNLSAI112P216500               36.677255              279363            10246280              116622
JNLSAI112P216600               36.637582                4919              180225                2663

JNLSAI112P216700               36.598587                3669              134271                1579
JNLSAI112P216950               36.502423               20873              761914               13402
JNLSAI112P217000               36.482492              148533             5418859               73206
JNLSAI112P217100               36.444022              308400            11239320              179662
JNLSAI112P217200               36.405297               10768              392029                6129
JNLSAI112P217250               36.385874                   0                   0                   0
JNLSAI112P217450               36.308605                   0                   0                   0
JNLSAI112P217500               36.289403               43243             1569278               22170
JNLSAI112P217600               36.249132                5564              201703                1201
JNLSAI112P217950               36.116363               13093              472888                8512
JNLSAI112P218000                36.09697               92969             3355898               43685
JNLSAI112P218100               36.058633              157172             5667411               61926
JNLSAI112P218200               36.019652                6390              230156                3703
JNLSAI112P218250                35.99934                   0                   0                   0
JNLSAI112P218450               35.924602               16421              589936                9983
JNLSAI112P218500               35.905442               33746             1211663               11997
JNLSAI112P218600               35.867522              165828             5947831              105380
JNLSAI112P218700               35.829303                 649               23254                 403
JNLSAI112P218950               35.732136               12884              460359                8073
JNLSAI112P219000                 35.7151               75590             2699702               37536
JNLSAI112P219100               35.675413                1231               43916                 253
JNLSAI112P219200               35.639473                2857              101820                2050
JNLSAI112P219450               35.546389                6401              227533                2980
JNLSAI112P219500               35.509996               50939             1808842               25593
JNLSAI112P219550               35.505806                 456               16184                 348
JNLSAI112P219600               35.488178               96026             3407784               69649
JNLSAI112P219700               35.449674                 444               15733                 293
JNLSAI112P219950               35.352965               12882              455432                8516
JNLSAI112P220000               35.337405               81972             2896688               30983
JNLSAI112P220100               35.300034               19124              675063               12927
JNLSAI112P220200               35.262162                5022              177085                3291
JNLSAI112P220450               35.168824                6724              236479                3665
JNLSAI112P220500               35.150193               44742             1572695               28612
JNLSAI112P220600               35.112683               94694             3324971               50190
JNLSAI112P220700               35.075236                2468               86566                 927
JNLSAI112P220950               34.982144               14138              494593                8633
JNLSAI112P221000               34.964759               46027             1609336               25179
JNLSAI112P221100               34.927114               24545              857286               11609
JNLSAI112P221200               34.889388                1719               59960                 647
JNLSAI112P221450               34.796872                8000              278360                5841
JNLSAI112P221500               34.777894               38841             1350825               15051
JNLSAI112P221600               34.741332               66364             2305568               40369
JNLSAI112P221700               34.703997                1013               35169                 663
JNLSAI112P221950               34.612102                5290              183091                3871
JNLSAI112P222000               34.594337               23961              828903               11986
JNLSAI112P222100               34.557045               73063             2524841               33379
JNLSAI112P222200               34.519334                2364               81605                1655
JNLSAI112P222450               34.428428                2347               80815                1519
JNLSAI112P222500               34.434407               10538              362883                6435
JNLSAI112P222600               34.373824              104734             3600104               60314
JNLSAI112P222700               34.337636                 840               28842                 186
JNLSAI112P222800               34.299441                  59                2029                  43

JNLSAI112P222950               34.244932                1708               58480                2125
JNLSAI112P223000               34.227813               19577              670083               21218
JNLSAI112P223050               34.207803                 265                9059                 190
JNLSAI112P223100               34.191592               24127              824941               17194
JNLSAI112P223200               34.152636                 330               11276                  29
JNLSAI112P223450               34.064705                2698               91906                1634
JNLSAI112P223500               34.046555                5603              190765                2264
JNLSAI112P223600                34.01049               66601             2265136               33714
JNLSAI112P223700               33.974344                 724               24606                 530
JNLSAI112P223950               33.884079                5924              200742                2568
JNLSAI112P224000               33.865308                6566              222357                2999
JNLSAI112P224100                33.82926               17903              605657                7468
JNLSAI112P224200               33.791745                2272               76769                 815
JNLSAI112P224450               33.704289                8953              301747                5229
JNLSAI112P224500               33.684971                8427              283854                6412
JNLSAI112P224600               33.650526               36572             1230671               16496
JNLSAI112P224700               33.613211                 888               29856                 631
JNLSAI112P224950               33.524898                1249               41885                 998
JNLSAI112P225000               33.507677                8275              277259                2655
JNLSAI112P225100               33.472079               22444              751264               14598
JNLSAI112P225200               33.430276                 259                8648                  67
JNLSAI112P225450               33.348313                2445               81525                1223
JNLSAI112P225500               33.329991                4307              143549                2705
JNLSAI112P225600               33.294401               36134             1203066               19040
JNLSAI112P225950               33.174246                2065               68514                 572
JNLSAI112P226000               33.152771                4662              154548                2081
JNLSAI112P226100               33.118017               20288              671889               17264
JNLSAI112P226450               32.992022                 160                5270                  42
JNLSAI112P226500               32.977492                8462              279040                3481
JNLSAI112P226600               32.941314               43521             1433655               26276
JNLSAI112P226700               32.905188                 320               10535                 212
JNLSAI112P226950               32.819306                 216                7080                 174
JNLSAI112P227000               32.801772                 206                6753                 917
JNLSAI112P227100               32.766774               14899              488205                7062
JNLSAI112P227450               32.646544                 406               13265                 762
JNLSAI112P227500               32.628395                2328               75949                 934
JNLSAI112P227600               32.592284               11060              360474                4446
JNLSAI112P227950               32.470325                1385               44973                 928
JNLSAI112P228000               32.455715                2489               80784                1437
JNLSAI112P228100               32.421114                4899              158838                3684
JNLSAI112P228450               32.299063                 222                7158                 179
JNLSAI112P228500               32.285629                 958               30940                 702
JNLSAI112P228600                32.24702                1430               46119                1119
JNLSAI112P228950               32.128579                 159                5112                  75
JNLSAI112P229000               32.112374                 953               30600                  44
JNLSAI112P229100                32.07811                5963              191291                4597
JNLSAI112P229450               31.956311                1698               54259                 812
JNLSAI112P229500               31.941245                 799               25523                 279
JNLSAI112P229600               31.905356                8680              276948                1058
JNLSAI112P229700               31.871118                 307                9778                 230
JNLSAI112P230100               31.737604                2217               70374                1565
JNLSAI112P230450               31.620544                 550               17397                 502

JNLSAI112P230500               31.601669                 717               22665                 363
JNLSAI112P230600               31.570253                5900              186251                3732
JNLSAI112P230950                31.45289                 310                9742                 189
JNLSAI112P231000               31.429287                   0                   0                   0
JNLSAI112P231100               31.401467                1003               31507                 917
JNLSAI112P231450               31.285467                   0                   0                   0
JNLSAI112P231500               31.267207                 659               20608                 514
JNLSAI112P231600               31.235918                 840               26247                 897
JNLSAI112P232600                30.90352                 122                3758                 208
JNLSAI112P233600               30.576518                 831               25415                 147
JNLSAI112P234000               30.448221                   0                   0                   0
JNLSAI112P234100               30.414967                 133                4052                  42
JNLSAI112P234500               30.287225                   0                   0                   0
JNLSAI112P235600               29.933164                   0                   0                   6
JNLSAI112P236100                29.77567                   0                   0                   0
JNLSAI112P237100               29.458967                   0                   0                   3
JNLSAI112P238600               28.994592                   0                   0                   0
JNLSAI112P239100               28.839211                  97                2803                  26
JNLSAI112P242600               27.786379                   0                   0                   0
JNLSAI112P243600               27.493502                   0                   0                   0
JNLSAI112P248600               26.069685                   0                   0                   0
JNLSAI113P14000                14.530301             3298190            47923693              676352
JNLSAI113P15000                12.635184                2152               27194                 357
JNLSAI113P16000                11.901554               11411              135810                2384
JNLSAI113P17000                12.508445                 149                1864                  29
JNLSAI113P210000               15.355109                4258               65378                 618
JNLSAI113P211000                15.19184                2822               42865                 519
JNLSAI113P211500               15.112091              221983             3354625               33721
JNLSAI113P212500                14.95221              202259             3024225               22713
JNLSAI113P213000               14.873015              173414             2579183               30991
JNLSAI113P213500               14.793998               32948              487427                4586
JNLSAI113P214000               14.716201               75732             1114488               14707
JNLSAI113P214500               14.637634               49160              719585                8911
JNLSAI113P215000               14.560036              202589             2949705               29778
JNLSAI113P215450               14.490427               21795              315826                4294
JNLSAI113P215500               14.482872               26098              377969                2854
JNLSAI113P215600               14.467244                   0                   0                   0
JNLSAI113P215700               14.452025                1873               27076                 386
JNLSAI113P216000               14.406008              144239             2077910               25163
JNLSAI113P216050               14.397392                 588                8472                  22
JNLSAI113P216300               14.359076                2412               34637                 405
JNLSAI113P216450               14.336904                 923               13239                 164
JNLSAI113P216500               14.329588              213497             3059325               32856
JNLSAI113P216700               14.298088                 790               11292                  29
JNLSAI113P216950               14.261296                9999              142598                2092
JNLSAI113P217000               14.254364               64010              912422               11499
JNLSAI113P217100               14.238602              192135             2735734               38445
JNLSAI113P217200               14.223393                4735               67354                 795
JNLSAI113P217250               14.215822                   0                   0                   0
JNLSAI113P217500               14.178596               44722              634090                9207
JNLSAI113P217600               14.162579                5817               82389                 790
JNLSAI113P217950               14.110242                4242               59855                 835

JNLSAI113P218000               14.102898               60572              854240               10133
JNLSAI113P218100               14.088651               82080             1156400               11772
JNLSAI113P218200               14.072848                2637               37112                 495
JNLSAI113P218250               14.070091                   0                   0                   0
JNLSAI113P218450               14.035693                8358              117304                1497
JNLSAI113P218500               14.028094               40824              572680                5272
JNLSAI113P218600               14.013187              100109             1402840               24387
JNLSAI113P218700               13.998388                   0                   0                   0
JNLSAI113P218950               13.961158               20866              291316                5001
JNLSAI113P219000               13.953688               56792              792459               13201
JNLSAI113P219200               13.924061                2302               32058                 418
JNLSAI113P219450               13.886288                4374               60742                 795
JNLSAI113P219500               13.879731               24685              342620                4037
JNLSAI113P219550               13.871903                   0                   0                 253
JNLSAI113P219600               13.864966               81759             1133587               14774
JNLSAI113P219700               13.851921                   0                   0                   4
JNLSAI113P219950               13.813445                3993               55161                 779
JNLSAI113P220000               13.806091               27657              381836                4778
JNLSAI113P220050               13.799012                 293                4049                  49
JNLSAI113P220100               13.791567               10115              139498                2481
JNLSAI113P220200               13.777001                 393                5416                 104
JNLSAI113P220450               13.740242                5033               69151                 780
JNLSAI113P220500               13.732972               23092              317119                5083
JNLSAI113P220600                13.71833               56605              776533               13234
JNLSAI113P220700               13.702606                2304               31565                 324
JNLSAI113P220950               13.667401               16597              226842                4524
JNLSAI113P221000               13.660146               22232              303687                3368
JNLSAI113P221100               13.645764               10268              140112                1333
JNLSAI113P221450                13.59548                3735               50778                1265
JNLSAI113P221500               13.587689               50194              682027                8514
JNLSAI113P221600               13.571289               23273              315849                6084
JNLSAI113P221700               13.558732                4273               57936                1162
JNLSAI113P221950               13.522993                3038               41083                 859
JNLSAI113P222000               13.515259               12217              165110                1755
JNLSAI113P222100               13.501201               28053              378750                4446
JNLSAI113P222500               13.443956               32127              431913                7707
JNLSAI113P222600               13.429647               39102              525124               10111
JNLSAI113P222700               13.414978                   0                   0                   0
JNLSAI113P222950               13.372931                 143                1916                  42
JNLSAI113P223000                13.37392               10858              145209                4271
JNLSAI113P223100               13.358686                2064               27566                1801
JNLSAI113P223200               13.342794                   0                   0                  18
JNLSAI113P223450               13.308415                1887               25115                 465
JNLSAI113P223500               13.301597                3107               41334                 675
JNLSAI113P223600                13.28721               37420              497209                9254
JNLSAI113P223950               13.238265                6341               83942                1677
JNLSAI113P224000               13.230761                4228               55934                 839
JNLSAI113P224100               13.216263               10112              133640                 680
JNLSAI113P224450               13.167932                 121                1593                  45
JNLSAI113P224500               13.151402                4353               57246                 663
JNLSAI113P224600               13.145753                6173               81150                1001
JNLSAI113P224950               13.098326                 232                3040                   7

JNLSAI113P225000               13.091266               13631              178446                2090
JNLSAI113P225100               13.077444               21550              281815                4258
JNLSAI113P225450               13.028402                6270               81689                1305
JNLSAI113P225500               13.021803                1127               14680                1049
JNLSAI113P225600               13.007787               11840              154015                1635
JNLSAI113P226000               12.953472                   0                   0                  56
JNLSAI113P226100               12.938889               10358              134016                3696
JNLSAI113P226450               12.889491                 474                6110                  27
JNLSAI113P226500               12.883769                   0                   0                   0
JNLSAI113P226600               12.869393                6115               78693                1809
JNLSAI113P226950               12.817739                  53                 673                  17
JNLSAI113P227100               12.801704               13972              178865                1896
JNLSAI113P227450               12.754716                 868               11075                 153
JNLSAI113P227500                12.75358                4332               55249                 409
JNLSAI113P227600                12.73396                6695               85250                 922
JNLSAI113P227700               12.720628                 741                9424                 242
JNLSAI113P228000               12.680316                1624               20587                 407
JNLSAI113P228100               12.665454                5503               69697                 663
JNLSAI113P228500               12.611521                3947               49778                 920
JNLSAI113P228600               12.600706                 107                1354                 370
JNLSAI113P229000               12.546191                3726               46750                1004
JNLSAI113P229100               12.533968                2723               34125                 278
JNLSAI113P229600               12.466354               20709              258163                7098
JNLSAI113P230100               12.399662                2126               26361                 518
JNLSAI113P230500                12.34626                 798                9847                 151
JNLSAI113P230600               12.333319               15932              196496                3894
JNLSAI113P231000               12.281818                   0                   0                   0
JNLSAI113P231100               12.267784                 904               11086                 216
JNLSAI113P231500               12.221367                  11                 138                   1
JNLSAI113P231600               12.202818                1020               12444                  85
JNLSAI113P234100               11.883148                   0                   0                  13
JNLSAI113P234500               11.832769                   0                   0                   0
JNLSAI113P239100                11.26714                 251                2828                  26
JNLSAI113P246100               10.459774                   0                   0                   0
JNLSAI114P14000                19.567965             5978489           116986866             1673686
JNLSAI114P15000                10.068625                4936               49695                1878
JNLSAI114P16000                 9.668278               29048              280841                3907
JNLSAI114P17000                10.132221                1351               13685                 220
JNLSAI114P210000               20.132698                   0                   0                   0
JNLSAI114P211000               19.927651               21913              436677                3718
JNLSAI114P211500               19.826742              274418             5440811               47421
JNLSAI114P212500               19.625267               97930             1921897               13802
JNLSAI114P213000               19.525339              104292             2036332               27144
JNLSAI114P214000               19.327133              109968             2125360               28548
JNLSAI114P214500               19.228541               24883              478461                7842
JNLSAI114P215000               19.130665              114296             2186550               27907
JNLSAI114P215450               19.042954               23345              444557                7245
JNLSAI114P215500               19.032873               12428              236539                3017
JNLSAI114P215700               18.994386                5346              101543                1507
JNLSAI114P215750               18.985018                   0                   0                   0
JNLSAI114P216000               18.936283              120046             2273225               27137
JNLSAI114P216450                18.84859                1466               27631                 304

JNLSAI114P216500               18.839858               88424             1665889               15044
JNLSAI114P216700               18.800822                 342                6424                  78
JNLSAI114P216950               18.753586               32901              617019                6675
JNLSAI114P217000               18.743869               67591             1266924               17986
JNLSAI114P217100               18.724784              217358             4069987               65948
JNLSAI114P217200               18.705739                3455               64629                1773
JNLSAI114P217250               18.696126                   0                   0                   0
JNLSAI114P217500               18.662133               29019              541565                8069
JNLSAI114P217950               18.563063               13605              252560                4237
JNLSAI114P218000               18.553425               65930             1223227               15138
JNLSAI114P218100               18.534194               36292              672643                9528
JNLSAI114P218200               18.515684                6939              128478                2184
JNLSAI114P218250               18.507734                   0                   0                   0
JNLSAI114P218450               18.468367               15384              284110                4944
JNLSAI114P218500               18.458102               17281              318966                2182
JNLSAI114P218600               18.440243               83492             1539613               25585
JNLSAI114P218700               18.423605                  75                1379                  24
JNLSAI114P218950               18.374328               17708              325365                5306
JNLSAI114P219000                18.36515               40763              748615               10532
JNLSAI114P219200               18.327693                2788               51096                 918
JNLSAI114P219450               18.314653               12405              227193                3445
JNLSAI114P219500                18.27148               27745              506949                5286
JNLSAI114P219600               18.252809               87814             1602844               27557
JNLSAI114P219700               18.233912                 454                8283                 151
JNLSAI114P219950               18.187795                4796               87220                1021
JNLSAI114P220000               18.178451               13397              243542                4222
JNLSAI114P220100               18.160456                4586               83280                2141
JNLSAI114P220200                18.14118                 385                6986                 131
JNLSAI114P220450               18.095069                4405               79702                1023
JNLSAI114P220500               18.085985               15462              279644                3988
JNLSAI114P220600               18.067297               32152              580895               11068
JNLSAI114P220950               18.002935                3334               60015                1565
JNLSAI114P221000               17.989014               12165              218836                2004
JNLSAI114P221100               17.975367               14981              269292                3220
JNLSAI114P221200               17.956649                 691               12416                 465
JNLSAI114P221450               17.913863                2891               51795                1120
JNLSAI114P221500               17.902075               34811              623197                7705
JNLSAI114P221600               17.883792               36802              658157               11166
JNLSAI114P221950               17.820216                1041               18552                 388
JNLSAI114P222000               17.811334                6989              124485                1791
JNLSAI114P222100               17.792721               15150              269562                3484
JNLSAI114P222200               17.773518                 210                3740                  77
JNLSAI114P222450               17.756397                   0                   0                   0
JNLSAI114P222500               17.720035               13446              238272                2345
JNLSAI114P222600                17.70199               16389              290115                4587
JNLSAI114P222700               17.683881                   0                   0                   0
JNLSAI114P222950                17.63784                 660               11635                 220
JNLSAI114P223000               17.630528                4389               77381                1766
JNLSAI114P223100               17.611933                5617               98920                2229
JNLSAI114P223200               17.592905                 635               11167                  18
JNLSAI114P223450                17.54806                1387               24345                 442
JNLSAI114P223500                17.54023                1809               31729                 475

JNLSAI114P223600               17.522258                6877              120497                1298
JNLSAI114P223700               17.502746                  86                1509                  34
JNLSAI114P223950               17.459754                5391               94128                2094
JNLSAI114P224000               17.450827                2183               38102                1002
JNLSAI114P224100               17.432988                3504               61081                 805
JNLSAI114P224450               17.371049                1204               20908                 340
JNLSAI114P224500               17.361953                4142               71916                1573
JNLSAI114P224600                 17.3409                9710              168382                2819
JNLSAI114P224700               17.325626                1192               20651                 449
JNLSAI114P224950               17.281276                 933               16121                 317
JNLSAI114P225000               17.272377                 812               14027                 271
JNLSAI114P225100                17.25588               10002              172600                3782
JNLSAI114P225500                17.18548                 441                7581                 831
JNLSAI114P225600               17.167663                5852              100463                2099
JNLSAI114P226000               17.097606                4729               80859                 992
JNLSAI114P226100               17.080593                9868              168548                3834
JNLSAI114P226500               17.010982                 297                5047                 127
JNLSAI114P226600               16.993363                7513              127663                2549
JNLSAI114P226950                16.93295                 720               12185                 181
JNLSAI114P227000               16.922813                1586               26838                 287
JNLSAI114P227100               16.906206                2352               39770                 733
JNLSAI114P227450               16.845746                   0                   0                  11
JNLSAI114P227500               16.834198                  47                 794                 155
JNLSAI114P227600               16.824405                2199               36995                 615
JNLSAI114P228000               16.752803                 734               12295                 221
JNLSAI114P228100                16.73527                 903               15105                 570
JNLSAI114P228450               16.674609                1243               20718                 548
JNLSAI114P228500               16.667948                  92                1540                  42
JNLSAI114P228600               16.648901                1155               19230                 396
JNLSAI114P228950               16.589235                 302                5014                  23
JNLSAI114P229000               16.580983                3815               63264                 160
JNLSAI114P229100               16.565229                2696               44659                1088
JNLSAI114P229600               16.479673                5644               93012                1222
JNLSAI114P229950               16.421835                   0                   0                   0
JNLSAI114P230100               16.396361                3604               59091                1651
JNLSAI114P230600               16.312092                5026               81985                 911
JNLSAI114P231000               16.251403                   0                   0                   0
JNLSAI114P232600               15.982264                3765               60179                1177
JNLSAI114P233600               15.819787                2381               37667                 130
JNLSAI114P234100               15.749673                   0                   0                   0
JNLSAI114P234500               15.676069                   0                   0                   0
JNLSAI115P14000                17.370472             2066108            35889271              548395
JNLSAI115P15000                10.582705                8362               88490                1352
JNLSAI115P16000                 9.596052               12186              116941                2217
JNLSAI115P17000                10.300347                 368                3786                  62
JNLSAI115P210000               18.185242               14133              257015                2533
JNLSAI115P211500               17.933728              321376             5763474               65783
JNLSAI115P212500               17.767782              181515             3225120               26083
JNLSAI115P213000               17.685542              176786             3126555               39631
JNLSAI115P214000               17.522006              109826             1924364               27660
JNLSAI115P214500               17.440796               28485              496809                7350
JNLSAI115P215000               17.359897              239389             4155766               51976

JNLSAI115P215450               17.287509               17911              309636                5112
JNLSAI115P215500               17.279331               13898              240152                3436
JNLSAI115P215600               17.263371                2361               40762                 575
JNLSAI115P215700               17.247388                4368               75336                1165
JNLSAI115P215750                17.23978                   0                   0                   0
JNLSAI115P216000               17.199398               87866             1511237               23618
JNLSAI115P216300               17.152915                 136                2338                  37
JNLSAI115P216450               17.127076                2748               47068                 630
JNLSAI115P216500               17.119687              124607             2133227               25503
JNLSAI115P216950               17.048499               15016              255994                3937
JNLSAI115P217000               17.042458               46003              783997               12995
JNLSAI115P217100               17.024668              227035             3865198               69758
JNLSAI115P217200               17.008848                2154               36635                1392
JNLSAI115P217250               17.000793                   0                   0                   0
JNLSAI115P217500               17.029443               41130              700422               11281
JNLSAI115P217600               16.944939               11613              196775                2838
JNLSAI115P217950                 16.8904                8630              145758                2064
JNLSAI115P218000               16.882734               44515              751538               10061
JNLSAI115P218100               16.867295               42264              712880               11257
JNLSAI115P218200               16.886722                1909               32231                 566
JNLSAI115P218250               16.849439                   0                   0                   0
JNLSAI115P218450               16.812366                9778              164396                3147
JNLSAI115P218500               16.804566               35297              593158                8114
JNLSAI115P218600               16.788936               89776             1507247               28102
JNLSAI115P218700                16.77332                   0                   0                   0
JNLSAI115P218950               16.734394               17807              297995                5406
JNLSAI115P219000               16.726627               60631             1014146               18454
JNLSAI115P219200               16.695651                 531                8871                 136
JNLSAI115P219450               16.655929                8416              140183                2029
JNLSAI115P219500               16.649151               22494              374511                6326
JNLSAI115P219600               16.633643               77535             1289688               24458
JNLSAI115P219700               16.618289                 274                4545                  87
JNLSAI115P219950               16.579649                9628              159626                3394
JNLSAI115P220000               16.571992               10354              171585                2890
JNLSAI115P220100               16.556509                9123              151046                3002
JNLSAI115P220200               16.540773                 297                4913                 103
JNLSAI115P220450               16.502695                3542               58459                 885
JNLSAI115P220500               16.495015               26370              434978                8558
JNLSAI115P220600               16.479812               68142             1122971               21935
JNLSAI115P220950               16.426316                8760              143896                2680
JNLSAI115P221000               16.419112               19563              321205                5484
JNLSAI115P221100               16.403563               17949              294428                4788
JNLSAI115P221200               16.388149                1858               30456                 649
JNLSAI115P221450               16.351323                4204               68746                1444
JNLSAI115P221500               16.342641               32068              524070                9388
JNLSAI115P221600               16.327373               33208              542198               12041
JNLSAI115P221700               16.312255                   0                   0                   0
JNLSAI115P221950               16.274491                1593               25921                 557
JNLSAI115P222000               16.267203               16895              274829                3718
JNLSAI115P222100                16.25154               31645              514286                9019
JNLSAI115P222200               16.235463                 427                6932                 149
JNLSAI115P222450                16.19859                 299                4848                 108

JNLSAI115P222500               16.194251                5597               90647                1631
JNLSAI115P222600               16.176341               43949              710928               13695
JNLSAI115P222950               16.123915                1989               32067                1457
JNLSAI115P223000               16.116505                8630              139082                5549
JNLSAI115P223100               16.101329                7809              125731                2971
JNLSAI115P223450               16.049281                2247               36064                 763
JNLSAI115P223500                16.04167                5528               88683                2264
JNLSAI115P223600               16.026854               22456              359902                9755
JNLSAI115P223700               16.011231                 239                3819                  91
JNLSAI115P223950               15.974803                4091               65350                1775
JNLSAI115P224000                15.96731                4752               75877                 922
JNLSAI115P224100               15.951955               11804              188296                4352
JNLSAI115P224200               15.935892                   0                   0                  18
JNLSAI115P224450               15.900704                2911               46283                1178
JNLSAI115P224500               15.897535                3393               53937                2853
JNLSAI115P224600                15.88006                7897              125400                4909
JNLSAI115P224700               15.862989                3309               52484                1188
JNLSAI115P224950               15.824152                  44                 693                  31
JNLSAI115P225000               15.819673                5257               83161                1556
JNLSAI115P225100               15.804875                2804               44315                1148
JNLSAI115P225200               15.789106                 371                5851                 143
JNLSAI115P225500               15.761356                 158                2496                 190
JNLSAI115P225600               15.731774                8016              126100                3156
JNLSAI115P225950               15.679819                2514               39413                 971
JNLSAI115P226000               15.672386                 485                7596                 125
JNLSAI115P226100               15.659663                9766              152934                4185
JNLSAI115P226500               15.600386                2225               34707                2016
JNLSAI115P226600               15.585638                4674               72848                1609
JNLSAI115P226950               15.535229                 725               11261                 295
JNLSAI115P227000               15.527699                 303                4711                  50
JNLSAI115P227100               15.513095                1426               22128                1544
JNLSAI115P227450               15.463885                1896               29319                 876
JNLSAI115P227500               15.455228                2578               39851                 302
JNLSAI115P227600               15.441119                 803               12395                 393
JNLSAI115P228000               15.384738                3619               55674                1430
JNLSAI115P228100               15.370566                   0                   0                   0
JNLSAI115P228500               15.313005                1192               18251                 362
JNLSAI115P228600               15.299681                   0                   0                  68
JNLSAI115P229000                15.24239                   0                   0                   0
JNLSAI115P229100               15.228127                2156               32837                 817
JNLSAI115P229500               15.171432                   0                   0                   0
JNLSAI115P229600               15.156359                   0                   0                 180
JNLSAI115P230000               15.100899                   0                   0                   0
JNLSAI115P230100               15.086987                 958               14447                 398
JNLSAI115P230600               15.016397                1000               15013                 168
JNLSAI115P231000               14.961175                   0                   0                   0
JNLSAI115P231450               14.898612                 562                8370                 290
JNLSAI115P231500               14.891352                1543               22972                 574
JNLSAI115P232600               14.739821                   0                   0                 435
JNLSAI115P234000               14.549938                   0                   0                   0
JNLSAI115P246100               13.003077                   0                   0                   0
JNLSAI116P14000                19.161387             2390488            45805072              709804

JNLSAI116P15000                 14.23515                7561              107634                1311
JNLSAI116P16000                12.839371               10487              134643                2536
JNLSAI116P17000                13.494156                1090               14703                 258
JNLSAI116P210000               20.537083               19032              390870                3588
JNLSAI116P211000               20.346489                4252               86510                 795
JNLSAI116P211500               20.252727              178818             3621556               42825
JNLSAI116P212500               20.064362              114911             2305618               20823
JNLSAI116P213000               19.972365               84733             1692316               19953
JNLSAI116P214000                19.78775               65292             1291973               18869
JNLSAI116P214500                19.69617               12552              247223                3192
JNLSAI116P215000               19.604832              105213             2062677               29748
JNLSAI116P215450               19.523096               17271              337181                4118
JNLSAI116P215500                19.51475                9578              186918                1596
JNLSAI116P215600               19.495619                 862               16801                 325
JNLSAI116P215700                19.47733                3816               74329                1170
JNLSAI116P215750               19.491355                   0                   0                   0
JNLSAI116P216000               19.423415               68725             1334882               21286
JNLSAI116P216450               19.341661                2334               45148                 600
JNLSAI116P216500               19.333509               98591             1906105               21258
JNLSAI116P216600               19.315183                4294               82946                1295
JNLSAI116P216700                19.29629                1738               33545                 202
JNLSAI116P216950               19.252844               11135              214374                4006
JNLSAI116P217000               19.244042               93072             1791074               16870
JNLSAI116P217100               19.226116              129325             2486411               43592
JNLSAI116P217200               19.208065                 954               18326                 441
JNLSAI116P217250               19.199223                   0                   0                   0
JNLSAI116P217500               19.154013               12244              234515                4589
JNLSAI116P217600                19.13614                4445               85055                1242
JNLSAI116P217950               19.074784                6041              115231                2319
JNLSAI116P218000               19.065835               24894              474628                7099
JNLSAI116P218100               19.048901               45200              861006               14403
JNLSAI116P218200               19.157045                 490                9392                 165
JNLSAI116P218250               19.067326                   0                   0                   0
JNLSAI116P218450                18.98598                4451               84504                1814
JNLSAI116P218500               18.977577               14358              272482                4320
JNLSAI116P218600               18.960206               46237              876662               17775
JNLSAI116P218700               18.942368                   0                   0                   0
JNLSAI116P218950               18.898389               14586              275651                5409
JNLSAI116P219000               18.889296               34084              643823               11051
JNLSAI116P219100               18.871009                1526               28806                 165
JNLSAI116P219200               18.855057                2490               46945                 851
JNLSAI116P219450               18.809679                 132                2487                 159
JNLSAI116P219500               18.802063               15476              290986                4264
JNLSAI116P219600               18.784565               30275              568710               10860
JNLSAI116P219700               18.767197                5151               96670                1437
JNLSAI116P219950               18.704645                4760               89027                1735
JNLSAI116P220000               18.714743               13371              250227                4500
JNLSAI116P220100                18.69749               24771              463163                9246
JNLSAI116P220200               18.679907                3531               65960                1281
JNLSAI116P220450               18.634115                3259               60726                 816
JNLSAI116P220500               18.628397               19095              355714                6746
JNLSAI116P220600               18.610886               56014             1042468               19128

JNLSAI116P220700               18.592465                 685               12735                 137
JNLSAI116P220950               18.550406                4903               90960                2079
JNLSAI116P221000               18.542465               12539              232509                2939
JNLSAI116P221100               18.524588               15570              288433                4725
JNLSAI116P221200               18.508412                 825               15266                 429
JNLSAI116P221450               18.464584                9519              175758                2261
JNLSAI116P221500                18.45588               19833              366042                7938
JNLSAI116P221600               18.439486               26780              493817               10642
JNLSAI116P221700                18.42088                   0                   0                   0
JNLSAI116P221950               18.378925                 922               16937                 425
JNLSAI116P222000               18.369862                9298              170811                2978
JNLSAI116P222100               18.353749               13977              256524                4278
JNLSAI116P222200                18.33615                 835               15313                 626
JNLSAI116P222500               18.274116                 530                9678                 423
JNLSAI116P222600               18.268053               77855             1422252               25724
JNLSAI116P222700               18.251418                   0                   0                   0
JNLSAI116P222950                18.20882                 741               13486                 266
JNLSAI116P223000               18.200456               16924              308026                7340
JNLSAI116P223100               18.183561                9489              172537                2127
JNLSAI116P223450               18.125162                1003               18174                 260
JNLSAI116P223500               18.116296                1691               30641                 487
JNLSAI116P223600               18.099442                8954              162057                2927
JNLSAI116P223700               18.082221                 532                9613                 216
JNLSAI116P223950                18.04062                1099               19833                 707
JNLSAI116P224000               18.032673                1916               34553                 336
JNLSAI116P224100               18.014922                3915               70524                 779
JNLSAI116P224450                17.95591                3611               64841                1029
JNLSAI116P224500               17.947891                1253               22484                 897
JNLSAI116P224600               17.931472               17775              318732                5324
JNLSAI116P224700               17.915285                   0                   0                   8
JNLSAI116P224950               17.873995                3109               55569                1575
JNLSAI116P225000               17.864243                2811               50216                 536
JNLSAI116P225100               17.848827                7754              138405                3460
JNLSAI116P225450               17.790671                   0                   0                  55
JNLSAI116P225500               17.782317                1712               30449                 524
JNLSAI116P225600               17.766098                5631              100035                2138
JNLSAI116P225950               17.708103                 104                1842                  29
JNLSAI116P226000               17.698958                2635               46640                 578
JNLSAI116P226100               17.683801                5278               93330                3698
JNLSAI116P226500               17.618106                5036               88725                2335
JNLSAI116P226600               17.601161               17870              314528                6371
JNLSAI116P226700               17.584076                 564                9917                 204
JNLSAI116P226950               17.544757                 358                6288                 164
JNLSAI116P227000               17.535036                 275                4824                  88
JNLSAI116P227100               17.519575                6277              109973                3184
JNLSAI116P227450               17.463029                1815               31696                 774
JNLSAI116P227500               17.455359                 477                8321                  18
JNLSAI116P227600               17.439767                3911               68200                 899
JNLSAI116P227950               17.377126                  13                 231                   1
JNLSAI116P228000               17.374757                3481               60483                 361
JNLSAI116P228100               17.358151                3288               57077                 959
JNLSAI116P228450               17.300995                1473               25479                 700

JNLSAI116P228500               17.293251                   0                   0                   0
JNLSAI116P228600               17.277695                1319               22792                 433
JNLSAI116P229000               17.213557                5892              101415                1941
JNLSAI116P229100               17.197608                 889               15294                 402
JNLSAI116P229600               17.116503                   0                   0                2639
JNLSAI116P229700               17.100471                 516                8822                 218
JNLSAI116P230100               17.038091                2213               37708                 762
JNLSAI116P230600                16.95908                1720               29177                 313
JNLSAI116P230950               16.903427                 577                9753                 187
JNLSAI116P231100               16.880635                2714               45815                 737
JNLSAI116P231500               16.816842                 735               12368                 311
JNLSAI116P232100               16.724304                1772               29641                 352
JNLSAI116P232600               16.645844                 150                2505                  69
JNLSAI116P232700               16.631023                   0                   0                   0
JNLSAI116P234000               16.432125                   0                   0                   0
JNLSAI116P234100               16.415399                 239                3927                  42
JNLSAI116P235600               16.188224                1028               16645                 549
JNLSAI116P236100                16.11309                 995               16027                 153
JNLSAI116P239100               15.669951                 174                2722                  25
JNLSAI116P243600               15.029978                   0                   0                   0
JNLSAI116P246100               14.683607                   0                   0                   0
JNLSAI117P14000                13.226985            12141963           160601559             2289700
JNLSAI117P15000                12.026659               64716              778314               11760
JNLSAI117P16000                11.639204               88121             1025664               15978
JNLSAI117P17000                11.834573               15728              186131                3503
JNLSAI117P211000               13.538173               37187              503442                5437
JNLSAI117P211500               13.486198             3624980            48887199              553410
JNLSAI117P212500               13.382222             2810921            37616369              280827
JNLSAI117P213000               13.330745             2452893            32698895              415598
JNLSAI117P213500               13.278985               51952              689874                7046
JNLSAI117P214000               13.228159             1157423            15310571              205424
JNLSAI117P214500               13.177116              633091             8342317              109194
JNLSAI117P215000                13.12627             2138545            28071122              339268
JNLSAI117P215450               13.080197              298237             3900999               64031
JNLSAI117P215500               13.075646              467176             6108629               68530
JNLSAI117P215700               13.055453              132073             1724267               28916
JNLSAI117P215750               13.050544                   0                   0                   0
JNLSAI117P216000               13.025201             1813227            23617641              301006
JNLSAI117P216450               12.979767               72893              946128                8465
JNLSAI117P216500               12.975057             3109210            40342173              442048
JNLSAI117P216600               12.964547              203946             2644065               40277
JNLSAI117P216700               12.954691               40581              525715                5973
JNLSAI117P216950               12.929919              175144             2264600               35622
JNLSAI117P217000               12.924925             1352590            17482128              238478
JNLSAI117P217100               12.914964             2884112            37248203              621927
JNLSAI117P217200               12.904953              122927             1586368               27104
JNLSAI117P217250               12.899809                   0                   0                   0
JNLSAI117P217450               12.879942                   0                   0                   0
JNLSAI117P217500               12.875088              821070            10571351              147548
JNLSAI117P217600               12.864642              103797             1335306               16756
JNLSAI117P217950               12.830377              118687             1522798               26174
JNLSAI117P218000               12.825417             1270777            16298250              225764

JNLSAI117P218100               12.815282             1572196            20148130              256429
JNLSAI117P218200               12.805573               19852              254210                4941
JNLSAI117P218450                12.78089              229434             2932375               49570
JNLSAI117P218500               12.775912              685974             8763948               89853
JNLSAI117P218600               12.766071             1503085            19188493              337201
JNLSAI117P218700               12.876152                 431                5550                  99
JNLSAI117P218800                 12.7458                1029               13119                 160
JNLSAI117P218950                12.73158              204096             2598464               47361
JNLSAI117P219000               12.726663             1013185            12894467              183354
JNLSAI117P219050                12.72122                   0                   0                 355
JNLSAI117P219200               12.706984               33749              428845                4632
JNLSAI117P219450               12.682489              115074             1459419               18977
JNLSAI117P219500               12.677576              735024             9318319              116421
JNLSAI117P219600               12.667806              501150             6348471              125582
JNLSAI117P219700               12.657939                9592              121414                2228
JNLSAI117P219950               12.633572              213601             2698544               53813
JNLSAI117P220000               12.628714              698696             8823638              116966
JNLSAI117P220100               12.618927              168334             2124196               35869
JNLSAI117P220200               12.609144              132849             1675109               30747
JNLSAI117P220450               12.584747              127991             1610740               17736
JNLSAI117P220500               12.596093              501521             6317205              109857
JNLSAI117P220600               12.570249              998332            12549283              215673
JNLSAI117P220700               12.560538               50784              637870               10353
JNLSAI117P220950               12.536291              150078             1881423               37729
JNLSAI117P221000               12.531437              480673             6023526               84515
JNLSAI117P221100               12.521773              193127             2418287               36953
JNLSAI117P221200               12.512042                9541              119376                2204
JNLSAI117P221450                12.48795               99934             1247973               26686
JNLSAI117P221500               12.483192              746467             9318292              126149
JNLSAI117P221600               12.473491              813803            10150966              190445
JNLSAI117P221700                12.46377                1463               18239                 379
JNLSAI117P221950                12.43978               60583              753635               15313
JNLSAI117P222000               12.435011              458339             5699447               86621
JNLSAI117P222050               12.429546                2288               28442                  43
JNLSAI117P222100               12.425346             1147410            14256964              198802
JNLSAI117P222200               12.415741                7730               95972                1988
JNLSAI117P222450               12.391566               63051              781302                7101
JNLSAI117P222500                12.38699              199622             2472710               30428
JNLSAI117P222600               12.377436              664050             8219233              176969
JNLSAI117P222700               12.367833               17513              216596                2811
JNLSAI117P222950               12.344014              146263             1805477               25876
JNLSAI117P223000               12.339237              283784             3501673               79765
JNLSAI117P223100               12.329668              201137             2479951               47888
JNLSAI117P223200               12.320163               10718              132045                2964
JNLSAI117P223450               12.296345               27545              338703                8039
JNLSAI117P223500               12.291621              194991             2396752               31380
JNLSAI117P223600               12.282124              462107             5675659              100666
JNLSAI117P223700               12.272891                 967               11868                 362
JNLSAI117P223950               12.248983               23496              287805                8658
JNLSAI117P224000               12.243836              163272             1999081               20849
JNLSAI117P224050               12.238841                   0                   0                   9
JNLSAI117P224100               12.234739              151975             1859375               22406

JNLSAI117P224200               12.224784                2051               25068                 535
JNLSAI117P224450                12.20172                4464               54472                3266
JNLSAI117P224500               12.196987              221753             2704721               85814
JNLSAI117P224600               12.187554              429201             5230905               81888
JNLSAI117P224700               12.177919               65301              795224               14668
JNLSAI117P224950                12.15465               46301              562768                9870
JNLSAI117P225000               12.150337              134752             1637284               27055
JNLSAI117P225100               12.140542              290058             3521460               61055
JNLSAI117P225200               12.130713               13226              160435                3677
JNLSAI117P225450                12.10763                1727               20910                 642
JNLSAI117P225500               12.103053              271690             3288273               65040
JNLSAI117P225600               12.093749              348454             4214112               52497
JNLSAI117P225700               12.083592                1727               20867                 256
JNLSAI117P225950               12.060308                3552               42841                 967
JNLSAI117P226000               12.056412               73492              886053               14536
JNLSAI117P226100               12.047043              391350             4714612              113335
JNLSAI117P226200               12.037031                2136               25713                 254
JNLSAI117P226450               12.014322               10502              126169                3543
JNLSAI117P226500               12.009801               64977              780356               18843
JNLSAI117P226600               12.000108              370808             4449739               74646
JNLSAI117P226950               11.967594                4706               56320                1026
JNLSAI117P227000               11.962939              111308             1331575               18985
JNLSAI117P227100               11.954031              293977             3514204               67524
JNLSAI117P227450               11.922046               23354              278432                7320
JNLSAI117P227500               11.917385               50427              600956                7881
JNLSAI117P227600                11.90743              132098             1572949               23197
JNLSAI117P227700               11.899026                2468               29362                 781
JNLSAI117P227950               11.876072                4070               48335                1024
JNLSAI117P228000               11.871462               41870              497055               14297
JNLSAI117P228050               11.866071               12906              153148                 118
JNLSAI117P228100               11.862256               87920             1042931               23378
JNLSAI117P228200               11.853112                5587               66220                1803
JNLSAI117P228450               11.829436                7602               89928                1908
JNLSAI117P228500               11.825565                2100               24831                2795
JNLSAI117P228600               11.816029              140006             1654310               21405
JNLSAI117P228950               11.784613                7070               83314                2004
JNLSAI117P229000               11.779995                 753                8865                2874
JNLSAI117P229100               11.770988              150000             1765642               34841
JNLSAI117P229200               11.761027               32559              382922                2394
JNLSAI117P229500                11.73379                2387               28011                 245
JNLSAI117P229600               11.724828              130307             1527824               28391
JNLSAI117P230000               11.688449               10801              126243                2043
JNLSAI117P230100               11.679901               18873              220437                4561
JNLSAI117P230450               11.648753                1345               15662                 445
JNLSAI117P230500               11.643397               50577              588886                6476
JNLSAI117P230600                11.63498               34679              403491                4984
JNLSAI117P230950               11.602951                5974               69320                 567
JNLSAI117P231000               11.598931                   0                   0                 178
JNLSAI117P231100               11.589507                9639              111711                2754
JNLSAI117P231450               11.558741                 723                8357                 286
JNLSAI117P231500               11.554343                   0                   0                   0
JNLSAI117P231600               11.545144               23093              266615                8175

JNLSAI117P232100               11.500218                5765               66298                1427
JNLSAI117P232450               11.469151                7092               81338                1058
JNLSAI117P232500               11.465472                   0                   0                   0
JNLSAI117P232600                11.45575               10461              119837                1592
JNLSAI117P233000               11.420491               57975              662100                9783
JNLSAI117P233100                11.41166                4062               46355                 435
JNLSAI117P233500               11.376975                   0                   0                   0
JNLSAI117P233950               11.336912               14676              166381                4340
JNLSAI117P234700               11.271315                1507               16983                 350
JNLSAI117P235100               11.236562                2158               24243                 172
JNLSAI117P235600               11.193137                5322               59567                1008
JNLSAI117P236100               11.150127                 725                8088                 173
JNLSAI117P236500               11.116266                   0                   0                   0
JNLSAI117P237500               11.030655                   0                   0                   0
JNLSAI117P244000               10.489544                   0                   0                   0
JNLSAI117P246000               10.329196                   0                   0                   0
JNLSAI117P246100               10.321526                   0                   0                   0
JNLSAI118P14000                13.678562            16904102           231223811             3405653
JNLSAI118P15000                  12.3649              124992             1545510               22660
JNLSAI118P16000                11.724834              130161             1526121               22079
JNLSAI118P17000                 12.10311              206585             2500318               40691
JNLSAI118P211500               13.945611             6527981            91036690             1020174
JNLSAI118P212500               13.838131             2475817            34260675              314697
JNLSAI118P213000               13.784815             3169990            43697722              563679
JNLSAI118P213500               13.731116              158153             2171614               20685
JNLSAI118P214000                13.67866             1972227            26977426              373294
JNLSAI118P214500               13.625918              693179             9445197              138068
JNLSAI118P215000               13.573281             4175488            56675076              785532
JNLSAI118P215450               13.526145              652179             8821464              136472
JNLSAI118P215500               13.520903              433633             5863106               77302
JNLSAI118P215700               13.500022              201340             2718093               49545
JNLSAI118P215750               13.494841                   0                   0                   0
JNLSAI118P216000               13.468739             2072474            27913613              432106
JNLSAI118P216450               13.421723              102149             1371017               15222
JNLSAI118P216500               13.416629             1780121            23883217              290213
JNLSAI118P216600               13.405796               52720              706759                3216
JNLSAI118P216700                 13.3958               34329              459870                3928
JNLSAI118P216950               13.370181              425413             5687843              100321
JNLSAI118P217000               13.365322             1734250            23178812              359120
JNLSAI118P217100               13.354688             3534392            47200700              822766
JNLSAI118P217200               13.344358               80184             1070001               19291
JNLSAI118P217250               13.339211                   0                   0                   0
JNLSAI118P217450               13.318482                   0                   0                   0
JNLSAI118P217500               13.313379             1143094            15218444              254574
JNLSAI118P217600               13.302735               88206             1173376               11827
JNLSAI118P217950               13.267232              147633             1958683               33491
JNLSAI118P218000               13.262047             1501975            19919268              314261
JNLSAI118P218100               13.251575              911546            12079424              172313
JNLSAI118P218200               13.241585               60713              803941               14632
JNLSAI118P218250               13.236446                   0                   0                   0
JNLSAI118P218450               13.215999              203613             2690953               49053
JNLSAI118P218500               13.205406              554747             7325661              103714

JNLSAI118P218550               13.205419                 463                6109                  82
JNLSAI118P218600               13.200675             1884046            24870683              464660
JNLSAI118P218700               13.190574                 738                9735                 181
JNLSAI118P218800               13.179597                 845               11134                 150
JNLSAI118P218950               13.165058              284401             3744152               69830
JNLSAI118P219000               13.159925              919641            12102404              191386
JNLSAI118P219200               13.139615               72498              952595               17617
JNLSAI118P219450               13.114195               33705              442009                6288
JNLSAI118P219500               13.109153              801751            10510281              187153
JNLSAI118P219600               13.099047             1258044            16479173              338031
JNLSAI118P219700               13.088866               12389              162161                3028
JNLSAI118P219950               13.063634              191208             2497876               46310
JNLSAI118P220000               13.058563              380524             4969100               83123
JNLSAI118P220100               13.048478              264017             3445019               67235
JNLSAI118P220200               13.038452               79423             1035548               18396
JNLSAI118P220450               13.013217               59334              772123               13131
JNLSAI118P220500               13.008505              899432            11700271              187733
JNLSAI118P220600                12.99814             1325309            17226558              334668
JNLSAI118P220700               12.988139               59019              766553               11042
JNLSAI118P220950               12.963011              100998             1309244               25366
JNLSAI118P221000               12.958008              315096             4083016               56193
JNLSAI118P221100               12.947963              247448             3203950               52316
JNLSAI118P221200               12.937977               20627              266872                4893
JNLSAI118P221450               12.912986              143577             1854003               39113
JNLSAI118P221500               12.908001              692218             8935156              156189
JNLSAI118P221600               12.898012             1034007            13336628              252304
JNLSAI118P221700               12.886559                 909               11717                 176
JNLSAI118P221950               12.863162              156828             2017307               42003
JNLSAI118P222000               12.858192              118459             1523175               25687
JNLSAI118P222050               12.852449                2208               28378                  43
JNLSAI118P222100                12.84825              530630             6817664              116104
JNLSAI118P222200               12.838426               13655              175314                3640
JNLSAI118P222450               12.813373               83861             1074540               13806
JNLSAI118P222500               12.808568              274796             3519738               68138
JNLSAI118P222600               12.798676              686434             8785449              185792
JNLSAI118P222700               12.788798                6829               87329                2102
JNLSAI118P222950               12.764091              116517             1487239               33791
JNLSAI118P223000               12.759159              199913             2550716               82896
JNLSAI118P223100               12.749325              390222             4975068              108299
JNLSAI118P223200               12.739399                4782               60925                1359
JNLSAI118P223450                12.71484               57214              727463               15921
JNLSAI118P223500               12.709926              129801             1649761               43638
JNLSAI118P223600               12.700088              443880             5637313               96852
JNLSAI118P223700               12.690254                5834               74040                1721
JNLSAI118P223950               12.665802               49602              628248               14369
JNLSAI118P224000               12.660878               79633             1008217               16985
JNLSAI118P224100                 12.6516              197152             2494291               40214
JNLSAI118P224200               12.640464                6344               80191                1214
JNLSAI118P224450               12.616898              148839             1877888               42724
JNLSAI118P224500               12.612044              212039             2674248               95646
JNLSAI118P224600               12.602274              275799             3475689               70745
JNLSAI118P224700               12.592243               18625              234529                5303

JNLSAI118P224950                12.56757                4016               50471                1014
JNLSAI118P225000               12.563363               58540              735455               10145
JNLSAI118P225100               12.553652              198376             2490349               54795
JNLSAI118P225200               12.543422               12382              155306                1459
JNLSAI118P225450               12.519612               34894              436855               11158
JNLSAI118P225500               12.514883                5620               70335               10901
JNLSAI118P225600               12.505221              289052             3614665               53310
JNLSAI118P225700               12.495286                7800               97463                3725
JNLSAI118P225950               12.471275               10997              137142                3374
JNLSAI118P226000                12.46577                8661              107966                1551
JNLSAI118P226100               12.457001              442817             5516174              131310
JNLSAI118P226200               12.446416                1344               16733                 401
JNLSAI118P226450               12.423323               27941              347122                7541
JNLSAI118P226500               12.418491               57626              715622               19037
JNLSAI118P226600               12.408899              232674             2887229               54521
JNLSAI118P226700               12.399032               14189              175934                4465
JNLSAI118P226950               12.375367                8088              100097                1482
JNLSAI118P227000               12.369649               26539              328281                6870
JNLSAI118P227100                  12.361              191308             2364764               37087
JNLSAI118P227200                12.35099                5722               70676                1828
JNLSAI118P227450               12.327576                8624              106309                2775
JNLSAI118P227500               12.322435               48069              592323                7751
JNLSAI118P227600               12.313334              100428             1236609               22426
JNLSAI118P227700               12.303862                7397               91009                2397
JNLSAI118P228000               12.275333               58361              716406               20819
JNLSAI118P228100               12.265813              107673             1320699               37417
JNLSAI118P228200               12.256334                1863               22836                 616
JNLSAI118P228450               12.231458                 320                3908                 105
JNLSAI118P228500                12.22759               12099              147941                3273
JNLSAI118P228600               12.217952               75165              918357               16097
JNLSAI118P228950               12.185247                9111              111023                1332
JNLSAI118P229100               12.171309               33313              405459               12405
JNLSAI118P229200               12.161868                   0                   0                   0
JNLSAI118P229450               12.137446                   0                   0                  26
JNLSAI118P229500               12.132766               14901              180791                1514
JNLSAI118P229600               12.124067               50284              609647               11849
JNLSAI118P229950               12.091239                   0                   0                   0
JNLSAI118P230100               12.077162               44653              539280               14543
JNLSAI118P230500                12.03929               21570              259683                5905
JNLSAI118P230600               12.030979               42693              513637               14846
JNLSAI118P231000               11.992792                4424               53062                1253
JNLSAI118P231100               11.983507               12552              150420                1442
JNLSAI118P231500               11.946565                3380               40380                 369
JNLSAI118P231600               11.938005               13818              164959                4967
JNLSAI118P232000               11.900423                1352               16095                 491
JNLSAI118P232100                 11.8917                1549               18419                 288
JNLSAI118P232600               11.845177                5712               67663                1190
JNLSAI118P233100               11.800093                1212               14304                 305
JNLSAI118P233450               11.770837                3626               42678                 373
JNLSAI118P233600                11.75403                2269               26673                 353
JNLSAI118P235000               11.628068                   0                   0                   0
JNLSAI118P236100               11.528941                3415               39369                 713

JNLSAI118P238000               11.361577                   0                   0                   0
JNLSAI118P243600               10.880224                   0                   0                   0
JNLSAI118P246100               10.671737                   0                   0                   0
JNLSAI119P14000                13.563819            14771865           200362899             2975083
JNLSAI119P15000                12.428874               55865              694336                9763
JNLSAI119P16000                11.613217              125793             1460856               22945
JNLSAI119P17000                11.946972                4150               49576                 953
JNLSAI119P210000               13.989395               46259              647133                6117
JNLSAI119P211500               13.828078             3883573            53702351              616353
JNLSAI119P212500               13.721374             1018137            13970234              147095
JNLSAI119P213000               13.668639             1383706            18913374              248591
JNLSAI119P213500               13.615518               65566              892714               11015
JNLSAI119P214000                13.56336             1308090            17742092              239400
JNLSAI119P214500               13.511024              342121             4622405               77064
JNLSAI119P215000               13.458887             2279364            30677697              448671
JNLSAI119P215450               13.412187              361280             4845548               75133
JNLSAI119P215500               13.406961              200810             2692247               35822
JNLSAI119P215700               13.386274               58709              785897               12004
JNLSAI119P215750               13.379618                   0                   0                   0
JNLSAI119P216000               13.355308              978511            13068311              203548
JNLSAI119P216450               13.308389               59481              791595               10778
JNLSAI119P216500                13.30512              857157            11404583              150870
JNLSAI119P216600               13.291396               90678             1205235                5719
JNLSAI119P216700               13.282717               23902              317480                5443
JNLSAI119P216950               13.257487               99579             1320173               22603
JNLSAI119P217000               13.252387              716600             9496657              151519
JNLSAI119P217100               13.242112             2147096            28432088              479384
JNLSAI119P217200               13.231925               28620              378691                9850
JNLSAI119P217500               13.201226              573291             7568148              137737
JNLSAI119P217600               13.189091               14681              193630                2063
JNLSAI119P217950               13.155419               71209              936788               16198
JNLSAI119P218000               13.150293              483183             6353992               90408
JNLSAI119P218100               13.139843              386736             5081655               72821
JNLSAI119P218200               13.130043               66545              873743               14686
JNLSAI119P218450               13.104618              112507             1474362               27093
JNLSAI119P218500               13.099552              198535             2600716               36455
JNLSAI119P218600               13.089437             1174982            15379856              291530
JNLSAI119P218700               13.079365                2462               32206                 563
JNLSAI119P218950               13.054038              138560             1808769               34223
JNLSAI119P219000               13.049068              264894             3456622               56814
JNLSAI119P219200               13.028846               26088              339894                5814
JNLSAI119P219450                13.00332               48277              627766               11377
JNLSAI119P219500               12.998652              132910             1727654               24697
JNLSAI119P219550               12.993079                   0                   0                  15
JNLSAI119P219600               12.988619              589700             7659391              168813
JNLSAI119P219700               12.978744                 670                8689                 161
JNLSAI119P219950               12.953525              103790             1344445               24926
JNLSAI119P220000               12.948193              124755             1615353               29042
JNLSAI119P220100                12.93851               56469              730620               14108
JNLSAI119P220200               12.927928                4806               62129                1142
JNLSAI119P220450               12.903545               22052              284545                7686
JNLSAI119P220500               12.898691              357476             4610977               90818

JNLSAI119P220600               12.888564              962023            12399093              245794
JNLSAI119P220700                12.87868               14852              191272                2301
JNLSAI119P220950               12.853761               50452              648500               13048
JNLSAI119P221000               12.848764              107436             1380422               19146
JNLSAI119P221100               12.838933              101182             1299073               19794
JNLSAI119P221200               12.828747                   0                   0                  80
JNLSAI119P221450               12.804135               56105              718373               15427
JNLSAI119P221500               12.799294              210171             2690044               53315
JNLSAI119P221600               12.789313              448779             5739575              120834
JNLSAI119P221700               12.779457                5976               76366                1559
JNLSAI119P221950               12.754164               54299              692540               14109
JNLSAI119P222000               12.749817              154941             1975467               30198
JNLSAI119P222050                12.74276                2225               28352                  43
JNLSAI119P222100               12.739939              202795             2583595               41328
JNLSAI119P222200               12.729532               31421              399975                9714
JNLSAI119P222450               12.703526                1927               24479                 517
JNLSAI119P222500               12.700613               99742             1266786               26087
JNLSAI119P222600               12.690818              320872             4072134               87117
JNLSAI119P222700                12.68098               35496              450130                9840
JNLSAI119P222950                12.65653               46939              594079               13949
JNLSAI119P223000               12.651596               64034              810126               28850
JNLSAI119P223050               12.644876                1355               17134                 372
JNLSAI119P223100               12.641779              229199             2897484               64371
JNLSAI119P223200               12.631457                6352               80234                1748
JNLSAI119P223450               12.607668                7665               96641                1083
JNLSAI119P223500               12.602793               99055             1248373               24295
JNLSAI119P223600               12.592993              217292             2736352               37997
JNLSAI119P223950               12.558419               10853              136301                2705
JNLSAI119P224000               12.554217               19732              247720                4109
JNLSAI119P224100               12.544261              199816             2506540               54228
JNLSAI119P224200               12.532851                 721                9036                 103
JNLSAI119P224450               12.510584                4191               52427                1515
JNLSAI119P224500               12.505734               21149              264479               20500
JNLSAI119P224600               12.495904              263042             3286948               65528
JNLSAI119P224700               12.485748                 651                8124                 189
JNLSAI119P224950               12.462056                 120                1489                 222
JNLSAI119P225000               12.457507               27300              340096                5869
JNLSAI119P225100               12.447819               85064             1058861               23907
JNLSAI119P225200               12.435901                 133                1649                  39
JNLSAI119P225450               12.413586               13462              167115                2451
JNLSAI119P225500               12.409422               11851              147064               10952
JNLSAI119P225600               12.399813              114426             1418866               33134
JNLSAI119P225700               12.389577                   0                   0                 382
JNLSAI119P225950               12.365597                2315               28626                 700
JNLSAI119P226000               12.359447                2256               27882                 674
JNLSAI119P226100               12.351988              128272             1584416               42578
JNLSAI119P226200               12.342251               11325              139780                3512
JNLSAI119P226450               12.318589                8899              109621                3789
JNLSAI119P226500               12.313829               52096              641499               19630
JNLSAI119P226600               12.304081              243566             2996852               70252
JNLSAI119P226950                12.27037                9863              121025                3224
JNLSAI119P227000               12.264234               27018              331361                3779

JNLSAI119P227100               12.256592               45597              558858               16721
JNLSAI119P227450               12.223016                8187              100072                2806
JNLSAI119P227500               12.214877                2792               34104                 689
JNLSAI119P227600                12.20944               20089              245280                4949
JNLSAI119P227700               12.200083                2554               31156                 814
JNLSAI119P227950               12.174274               26288              320039                5995
JNLSAI119P228100                12.16173              146336             1779696               49816
JNLSAI119P228450               12.128858                2287               27735                 733
JNLSAI119P228500               12.124861                   0                   0                7589
JNLSAI119P228600               12.113168                1832               22191                 455
JNLSAI119P228950               12.080487                8789              106174                1181
JNLSAI119P229100               12.068717                8602              103812                2667
JNLSAI119P229200               12.058055                   0                   0                   0
JNLSAI119P229450               12.033965                   0                   0                  25
JNLSAI119P230100               11.975316               10171              121800                2905
JNLSAI119P230600               11.927199                1071               12773                 108
JNLSAI119P231100               11.881227                4176               49613                 636
JNLSAI119P231600               11.837208                4330               51261                 831
JNLSAI119P232100               11.789553                 856               10098                 174
JNLSAI119P233100               11.699487                   0                   0                   0
JNLSAI119P236100               11.430506                1421               16245                 154
JNLSAI119P237500                11.30809                   0                   0                   0
JNLSAI12316500                 14.826092                   0                   0                   0
JNLSAI123P14000                14.947377             1350070            20180012              269572
JNLSAI123P15000                14.898967                3600               53631                1009
JNLSAI123P16000                14.850441                 652                9681                 160
JNLSAI123P17000                14.801955                   0                   0                   0
JNLSAI123P210000               10.992756               57589              633057                6676
JNLSAI123P211000               10.949024               69994              766366                3834
JNLSAI123P211500               10.927698             3296341            36021415              409615
JNLSAI123P212500               10.884538             2481534            27010356              234057
JNLSAI123P213000               10.862686             1310836            14239204              186489
JNLSAI123P213500               10.841578               49566              537374                6240
JNLSAI123P214000                10.82014              732015             7920508              110548
JNLSAI123P214200                10.81145                6661               72011                 987
JNLSAI123P214500               10.798803              527871             5700378               79301
JNLSAI123P215000               10.777449             2380260            25653130              348626
JNLSAI123P215450               10.758312              239939             2581341               40710
JNLSAI123P215500                10.75617              596646             6417625               71700
JNLSAI123P215600               10.751861                2378               25571                 347
JNLSAI123P215700               10.747627               68635              737666               10713
JNLSAI123P215750               10.745483                   0                   0                   0
JNLSAI123P216000               10.734868             1687827            18118602              261978
JNLSAI123P216050               10.732363               18040              193613                5386
JNLSAI123P216300               10.720988                 492                5277                  27
JNLSAI123P216450               10.715627               36677              393014                4970
JNLSAI123P216500               10.713642             2003198            21461544              232722
JNLSAI123P216600                10.70923               14863              159170                2500
JNLSAI123P216700               10.704901               24955              267146                3563
JNLSAI123P216950               10.697527              184776             1976648               40649
JNLSAI123P217000               10.692524             1111764            11887561              161966
JNLSAI123P217100               10.688266             1689436            18057139              318203

JNLSAI123P217200               10.684033               20787              222092                3766
JNLSAI123P217250               10.681933                   0                   0                   0
JNLSAI123P217500               10.671364              418161             4462348               76898
JNLSAI123P217600               10.666834               47867              510588                6108
JNLSAI123P217950               10.652354               63833              679974               11045
JNLSAI123P218000               10.650328              580234             6179682               88339
JNLSAI123P218100               10.645892             1269913            13519355              172676
JNLSAI123P218200               10.641741               14936              158947                2884
JNLSAI123P218250               10.639748                   0                   0                   0
JNLSAI123P218450               10.631327              135473             1440259               26171
JNLSAI123P218500               10.629391              415723             4418886               63634
JNLSAI123P218600               10.663066              825814             8805711              180616
JNLSAI123P218700               10.620886               28372              301340                6125
JNLSAI123P218950               10.610333              152616             1619307               33879
JNLSAI123P219000               10.608221              562053             5962377               96790
JNLSAI123P219050               10.605467                2134               22634                 229
JNLSAI123P219200               10.599869               52546              556980                9619
JNLSAI123P219450               10.588758               54239              574322                7342
JNLSAI123P219500                10.58724              482269             5105899               85633
JNLSAI123P219550               10.584833                2110               22339                 979
JNLSAI123P219600               10.582922              360804             3818364               78294
JNLSAI123P219700               10.578863                3777               39959                 596
JNLSAI123P219800               10.574134                 282                2987                   1
JNLSAI123P219950               10.568427               83343              880801               16914
JNLSAI123P220000               10.566434              561953             5937842               54147
JNLSAI123P220050               10.565245                 145                1531                 137
JNLSAI123P220100               10.562098              170642             1802339               37677
JNLSAI123P220200               10.557771               19610              207043                3917
JNLSAI123P220300                 10.5531                 204                2155                 107
JNLSAI123P220450               10.547557               89488              943880               17232
JNLSAI123P220500                10.54546              334446             3526883               57799
JNLSAI123P220600               10.541303              982402            10355794              194870
JNLSAI123P220700               10.536595               14553              153335                2841
JNLSAI123P220800               10.532664                 400                4212                  52
JNLSAI123P220950               10.526687               45226              476082                7980
JNLSAI123P221000               10.524501              397270             4181066               49547
JNLSAI123P221100               10.520456              484919             5101572               88644
JNLSAI123P221200               10.516293               13772              144833                2347
JNLSAI123P221450               10.506143               58858              618371               12568
JNLSAI123P221500               10.503781              320940             3371083               51653
JNLSAI123P221600               10.499705              737112             7739454              151035
JNLSAI123P221700               10.495546                7355               77190                1556
JNLSAI123P221950               10.485196               29589              310243                6887
JNLSAI123P222000               10.483049              287579             3014709               44798
JNLSAI123P222050               10.479807                 721                7554                  41
JNLSAI123P222100               10.478926              878410             9204790              134401
JNLSAI123P222200               10.474676               13232              138605                2842
JNLSAI123P222450               10.464376               62454              653545               17363
JNLSAI123P222500               10.462318              149649             1565674               21044
JNLSAI123P222600               10.458202              534129             5586029               94498
JNLSAI123P222700               10.454092                3846               40211                1004
JNLSAI123P222950               10.443659               35645              372267                8495

JNLSAI123P223000               10.441622               97287             1015830               58013
JNLSAI123P223050               10.438728                 524                5470                  60
JNLSAI123P223100               10.438688              323330             3375139               68907
JNLSAI123P223200               10.433412               10632              110925                1927
JNLSAI123P223450               10.423141               17999              187605                3998
JNLSAI123P223500               10.421066               76584              798092               15973
JNLSAI123P223600               10.416918              277311             2888726               52117
JNLSAI123P223700               10.412108                6012               62596                 683
JNLSAI123P223800               10.407969                 808                8409                  22
JNLSAI123P223950               10.402534               34504              358933                6427
JNLSAI123P224000               10.399162               73545              764803                9650
JNLSAI123P224050               10.397775                 503                5227                 127
JNLSAI123P224100               10.396516              173966             1808638               31129
JNLSAI123P224200               10.391718                3730               38765                1152
JNLSAI123P224450                10.38187               19203              199358                3990
JNLSAI123P224500               10.379829               63774              661964               16615
JNLSAI123P224600               10.375796              224483             2329186               47910
JNLSAI123P224700               10.371107                9717              100775                1601
JNLSAI123P224800               10.367026                  59                 611                   4
JNLSAI123P224950               10.361447                7685               79625                1872
JNLSAI123P225000               10.358394               67803              702325                8304
JNLSAI123P225100               10.355321              186468             1930931               34688
JNLSAI123P225200               10.350174                5858               60633                 381
JNLSAI123P225450               10.340964               20956              216702                4670
JNLSAI123P225500               10.338912               49176              508431               15379
JNLSAI123P225600               10.334793              255678             2642378               43107
JNLSAI123P225700               10.330158                4619               47717                1222
JNLSAI123P225950               10.320238               14647              151166                3639
JNLSAI123P226000               10.318411               27976              288667                4889
JNLSAI123P226100               10.314392              232092             2393888               58861
JNLSAI123P226200               10.309563                1851               19081                 322
JNLSAI123P226450               10.300122               13522              139278                3221
JNLSAI123P226500               10.298065                9741              100315                2523
JNLSAI123P226600               10.293669              262793             2705099               54487
JNLSAI123P226700               10.289719                5745               59113                 383
JNLSAI123P226950               10.279115                7923               81439                 686
JNLSAI123P227000                 10.2783               15404              158329                2383
JNLSAI123P227100               10.273235              192446             1977041               40200
JNLSAI123P227450               10.259513                 890                9127                 324
JNLSAI123P227500               10.256623               24403              250291                3071
JNLSAI123P227550               10.254774                1021               10470                  99
JNLSAI123P227600                10.25263              105880             1085547               16818
JNLSAI123P227700               10.249235                6026               61764                1739
JNLSAI123P227950               10.238669                1434               14685                 330
JNLSAI123P228000               10.237128               29656              303597                8752
JNLSAI123P228100               10.232953               61560              629939               15238
JNLSAI123P228450               10.218154                 639                6525                 139
JNLSAI123P228500               10.218013                2917               29804                 782
JNLSAI123P228600               10.212601                5367               54807                1222
JNLSAI123P228950               10.197957                2009               20485                 797
JNLSAI123P229000               10.196927               25607              261113                9171
JNLSAI123P229100               10.192682               25895              263941                7450

JNLSAI123P229500               10.176253                1764               17951                 174
JNLSAI123P229600               10.172566               27547              280227                4103
JNLSAI123P229950               10.157613                3800               38595                 730
JNLSAI123P230000               10.155551                 329                3341                  32
JNLSAI123P230100                10.15196               47714              484388               10534
JNLSAI123P230450               10.138267                2486               25206                 747
JNLSAI123P230500               10.136088                   0                   0                   0
JNLSAI123P230600               10.132301               48219              488573                6437
JNLSAI123P230700               10.128146                7875               79762                2302
JNLSAI123P231100               10.111666                   0                   0                 265
JNLSAI123P231450               10.097943                   0                   0                   0
JNLSAI123P231600               10.091605               22886              230957                3465
JNLSAI123P231950               10.077488                2496               25151                 690
JNLSAI123P232100               10.072103               42899              432081               13045
JNLSAI123P232600               10.051611                1577               15852                2348
JNLSAI123P232950               10.037678                   0                   0                  44
JNLSAI123P233100               10.031985                7232               72553                2156
JNLSAI123P233600               10.011872               23017              230440                4814
JNLSAI123P234000                9.996511                   0                   0                   0
JNLSAI123P234100               10.009067                   0                   0                   0
JNLSAI123P234500                9.977435                   0                   0                   0
JNLSAI123P234600                9.972628               11185              111545                3742
JNLSAI123P235100                9.953052                   0                   0                  31
JNLSAI123P235600                9.932995                7443               73936                2197
JNLSAI123P237000                9.878551                   0                   0                   0
JNLSAI123P237100                9.874661                   0                   0                   8
JNLSAI123P237600                9.855611                   0                   0                   0
JNLSAI123P238000                9.839631                   0                   0                   0
JNLSAI123P238600                9.816227                   0                   0                   0
JNLSAI123P238950                9.802793                   0                   0                   0
JNLSAI123P242000                9.684915                   0                   0                   0
JNLSAI123P245500                9.552539                   0                   0                   0
JNLSAI123P245600                 9.54807                   0                   0                   0
JNLSAI123P246000                9.532653                   0                   0                   0
JNLSAI123P255100                9.195623                   0                   0                   0
JNLSAI12416500                 17.309338                   0                   0                   0
JNLSAI124P14000                17.450921              724394            12641343              169872
JNLSAI124P15000                17.394772                3242               56402                1048
JNLSAI124P16000                 17.33751                 644               11163                 179
JNLSAI124P17000                17.281138                   0                   0                   0
JNLSAI124P210000               14.431578               37333              538767                5199
JNLSAI124P211000               14.374167               19906              286130                1937
JNLSAI124P211500               14.344956             1513798            21715360              237249
JNLSAI124P212500               14.289549             1282474            18325974              149539
JNLSAI124P213000               14.260991              642199             9158390              117766
JNLSAI124P213500               14.233104               38051              541577                6056
JNLSAI124P214000               14.204984              378441             5375747               75279
JNLSAI124P214200               14.193579               11304              160442                2120
JNLSAI124P214500               14.176883              249069             3531015               47980
JNLSAI124P215000               14.148925             1558311            22048420              284954
JNLSAI124P215450               14.123835              176713             2495870               35713
JNLSAI124P215500               14.120929              394216             5566700               55586

JNLSAI124P215600               14.115514                1434               20239                 348
JNLSAI124P215700               14.109755               32406              457241                6683
JNLSAI124P215750               14.106992                   0                   0                   0
JNLSAI124P216000               14.093006             1092734            15399901              211856
JNLSAI124P216300               14.074797                 383                5395                  28
JNLSAI124P216450               14.067795               40878              575062                6116
JNLSAI124P216500               14.065183             1049306            14758682              154689
JNLSAI124P216600               14.059352               14153              198979                3020
JNLSAI124P216700               14.053804               34629              486673                6630
JNLSAI124P216950               14.042027               65890              925233               16209
JNLSAI124P217000               14.041397              487124             6839907               96587
JNLSAI124P217100               14.031795              784435            11007029              187369
JNLSAI124P217200                14.02629               14763              207066                3550
JNLSAI124P217250                14.02352                   0                   0                   0
JNLSAI124P217450               14.012218                4194               58762                 491
JNLSAI124P217500               14.009624              191681             2685379               43984
JNLSAI124P217600               14.003801               38194              534858                6936
JNLSAI124P217950               13.984742               27464              384077                6109
JNLSAI124P218000               13.981977              319659             4469458               59174
JNLSAI124P218100                13.97621              654326             9145003              111690
JNLSAI124P218200               13.970966                7331              102425                2054
JNLSAI124P218450               13.957081               54862              765711               13040
JNLSAI124P218500               13.954318              226334             3158331               42958
JNLSAI124P218600               13.948737              407934             5690165              110749
JNLSAI124P218700               13.943344               43162              601818               10718
JNLSAI124P218950               13.929519               68210              950129               18912
JNLSAI124P219000               13.926757              314072             4374006               70903
JNLSAI124P219050               13.923128                1672               23283                 232
JNLSAI124P219100               13.920517                3141               43727                 251
JNLSAI124P219200               13.915652               19288              268408                4669
JNLSAI124P219450               13.902208               39126              543944                7576
JNLSAI124P219500               13.899281              280645             3900759               61356
JNLSAI124P219550               13.897673                1641               22810                 455
JNLSAI124P219600               13.893541              196686             2732666               54639
JNLSAI124P219700               13.888257               28963              402250                6470
JNLSAI124P219800               13.882011                 216                3001                   1
JNLSAI124P219950               13.874518               50109              695241               12048
JNLSAI124P220000               13.871688              297799             4130980               42285
JNLSAI124P220050               13.868325                1669               23150                 432
JNLSAI124P220100               13.866186               84182             1167288               25988
JNLSAI124P220200               13.860792               14385              199382                3665
JNLSAI124P220300               13.854521                2422               33561                 423
JNLSAI124P220450               13.847112               74762             1035240               15932
JNLSAI124P220500               13.844371              171003             2367435               36823
JNLSAI124P220600               13.838909              521447             7216256              130404
JNLSAI124P220700               13.832684               20222              279719                4449
JNLSAI124P220800               13.827202                 326                4514                  55
JNLSAI124P220950               13.819718               34675              479204                7319
JNLSAI124P221000               13.794981              218408             3012939               32822
JNLSAI124P221100               13.809582              231582             3198052               47123
JNLSAI124P221200               13.805758                8146              112465                1649
JNLSAI124P221450               13.792315               28707              395941                7691

JNLSAI124P221500               13.789725              187262             2582290               41213
JNLSAI124P221600               13.784198              401394             5532900              108094
JNLSAI124P221700               13.778795                1920               26453                 553
JNLSAI124P221950                13.76494               10025              137994                3130
JNLSAI124P222000               13.762384              133368             1835461               27306
JNLSAI124P222050               13.758522                 559                7695                  41
JNLSAI124P222100               13.757042              459070             6315446               86067
JNLSAI124P222200               13.751426                6761               92973                1752
JNLSAI124P222450               13.737598               22216              305199                5678
JNLSAI124P222500               13.735265               68865              945884               13915
JNLSAI124P222600               13.729825              241903             3321283               59127
JNLSAI124P222700               13.724502                 573                7858                 172
JNLSAI124P222950               13.710939               30354              416177                8163
JNLSAI124P223000               13.708179               41468              568457               22371
JNLSAI124P223050                13.70314                 414                5676                  61
JNLSAI124P223100               13.704217              157779             2162237               42738
JNLSAI124P223200               13.698934                4240               58079                 764
JNLSAI124P223450               13.683713               10621              145330                2793
JNLSAI124P223500               13.680858                6842               93601                 692
JNLSAI124P223600               13.675767              126289             1727103               27532
JNLSAI124P223700               13.669334                1964               26851                 278
JNLSAI124P223800               13.663845                 621                8483                  22
JNLSAI124P223950               13.656828               33469              457077                8294
JNLSAI124P224000               13.652522               46170              630334                6642
JNLSAI124P224050               13.650444                 582                7942                 138
JNLSAI124P224100               13.647958              127889             1745424               27533
JNLSAI124P224200               13.642239                2592               35360                 378
JNLSAI124P224450               13.629733                8306              113206                2243
JNLSAI124P224500               13.626996               31379              427602                7198
JNLSAI124P224600               13.621496              120931             1647257               31074
JNLSAI124P224700               13.615424                1897               25829                 383
JNLSAI124P224800               13.610987                  46                 622                   4
JNLSAI124P224950               13.602774                4853               66009                1753
JNLSAI124P225000               13.599479               22872              311041                3525
JNLSAI124P225100               13.594679              104818             1424966               23922
JNLSAI124P225200               13.588228                2993               40664                 332
JNLSAI124P225450               13.575923               14108              191533                4010
JNLSAI124P225500               13.573173               11631              157864                2984
JNLSAI124P225600                13.56784              187924             2549717               43272
JNLSAI124P225700               13.561711                3877               52575                1300
JNLSAI124P225950               13.548833                9818              133017                3134
JNLSAI124P226000               13.546157               13890              188162                2868
JNLSAI124P226100               13.540884              103134             1396529               32087
JNLSAI124P226200               13.534744                   0                   0                  16
JNLSAI124P226450                 13.5223                4532               61287                1181
JNLSAI124P226500               13.519585                5869               79349                1785
JNLSAI124P226600               13.513818              122671             1657747               40056
JNLSAI124P226700               13.508089                 307                4142                  75
JNLSAI124P226950               13.496097                1521               20525                 709
JNLSAI124P227000                13.49215               10915              147263                2100
JNLSAI124P227100               13.487226              132227             1783372               34550
JNLSAI124P227450               13.468829                 794               10693                 306

JNLSAI124P227500               13.465384                3433               46225                 321
JNLSAI124P227550               13.462727                 788               10604                  99
JNLSAI124P227600               13.460526               55982              753554               12328
JNLSAI124P227950               13.441438                1096               14735                 329
JNLSAI124P228000               13.439629                8118              109100                2497
JNLSAI124P228100               13.434174               68202              916242               19115
JNLSAI124P228450               13.415468                 499                6694                 142
JNLSAI124P228500               13.408574                 384                5148                 123
JNLSAI124P228600               13.407395                5492               73633                 962
JNLSAI124P228950               13.388152                2034               27227                 714
JNLSAI124P229000               13.386828               22807              305318               10172
JNLSAI124P229100               13.379109               14514              194189                4952
JNLSAI124P229600               13.354918               20335              271569                4252
JNLSAI124P229950               13.335829                3158               42116                 788
JNLSAI124P230000               13.332834                 255                3397                  32
JNLSAI124P230100                13.32783               18343              244476                6446
JNLSAI124P230450               13.309782                2073               27591                 788
JNLSAI124P230500               13.307158                1059               14088                 190
JNLSAI124P230600               13.301835               24193              321810                3638
JNLSAI124P230700               13.296489                2391               31791                 886
JNLSAI124P230950               13.281395                 979               12998                 251
JNLSAI124P231100               13.274534                 153                2034                 125
JNLSAI124P231600               13.248379                6045               80087                2162
JNLSAI124P231950               13.230015                2036               26943                 716
JNLSAI124P232100               13.222988               10653              140864                4028
JNLSAI124P232600                13.19593                1434               18928                 350
JNLSAI124P233100               13.170243                2185               28779                 694
JNLSAI124P233600               13.143822                9690              127369                2044
JNLSAI124P234500               13.099598                   0                   0                   0
JNLSAI124P235100               13.066629                   0                   0                   0
JNLSAI124P235600               13.040278                4704               61343                2002
JNLSAI124P237000               12.968821                   0                   0                   0
JNLSAI124P237100               12.963583                   0                   0                   8
JNLSAI124P237600               12.939031                   0                   0                   0
JNLSAI124P238950               12.869369                   0                   0                   0
JNLSAI124P242000               12.714634                   0                   0                   0
JNLSAI124P243600               12.635134                   0                   0                   0
JNLSAI124P245500               12.540628                   0                   0                   0
JNLSAI124P246000               12.516119                   0                   0                   0
JNLSAI124P255100               12.072319                   0                   0                   0
JNLSAI125P14000                                                                                55950
JNLSAI125P15000                                                                                 1234
JNLSAI125P16000                                                                                  854
JNLSAI125P17000                                                                                   30
JNLSAI125P211500                                                                                7010
JNLSAI125P212500                                                                                2512
JNLSAI125P213000                                                                                3844
JNLSAI125P213950                                                                                7543
JNLSAI125P214000                                                                                4500
JNLSAI125P214500                                                                                 858
JNLSAI125P215000                                                                                4032
JNLSAI125P215450                                                                                 577

JNLSAI125P215500                                                                                 266
JNLSAI125P215600                                                                                1215
JNLSAI125P215700                                                                                 137
JNLSAI125P215750                                                                                   0
JNLSAI125P216000                                                                                2933
JNLSAI125P216450                                                                                   2
JNLSAI125P216500                                                                                1222
JNLSAI125P216950                                                                                 356
JNLSAI125P217000                                                                                1418
JNLSAI125P217100                                                                                7514
JNLSAI125P217200                                                                                  20
JNLSAI125P217250                                                                                   0
JNLSAI125P217500                                                                                 575
JNLSAI125P217950                                                                                 244
JNLSAI125P218000                                                                                1379
JNLSAI125P218100                                                                                 869
JNLSAI125P218450                                                                                  52
JNLSAI125P218500                                                                                 280
JNLSAI125P218600                                                                                6255
JNLSAI125P218700                                                                                   0
JNLSAI125P218950                                                                                 369
JNLSAI125P219000                                                                                1120
JNLSAI125P219200                                                                                  95
JNLSAI125P219500                                                                                 816
JNLSAI125P219600                                                                                1725
JNLSAI125P219700                                                                                   0
JNLSAI125P219950                                                                                  42
JNLSAI125P220000                                                                                3494
JNLSAI125P220100                                                                                1000
JNLSAI125P220200                                                                                   7
JNLSAI125P220450                                                                                 203
JNLSAI125P220500                                                                                 865
JNLSAI125P220600                                                                                 216
JNLSAI125P220950                                                                                 171
JNLSAI125P221000                                                                                 176
JNLSAI125P221100                                                                                 392
JNLSAI125P221200                                                                                   2
JNLSAI125P221450                                                                                 482
JNLSAI125P221500                                                                                 277
JNLSAI125P221600                                                                                 945
JNLSAI125P221700                                                                                   0
JNLSAI125P221950                                                                                  38
JNLSAI125P222000                                                                                 405
JNLSAI125P222100                                                                                 390
JNLSAI125P222450                                                                                 114
JNLSAI125P222500                                                                                  96
JNLSAI125P222600                                                                                1247
JNLSAI125P222700                                                                                   0
JNLSAI125P222950                                                                                 629
JNLSAI125P223000                                                                                 583
JNLSAI125P223100                                                                                 666
JNLSAI125P223450                                                                                  58

JNLSAI125P223500                                                                                 554
JNLSAI125P223600                                                                                 202
JNLSAI125P223950                                                                                   0
JNLSAI125P224000                                                                                  25
JNLSAI125P224100                                                                                  44
JNLSAI125P224450                                                                                  63
JNLSAI125P224500                                                                                 178
JNLSAI125P224600                                                                                 213
JNLSAI125P225000                                                                                 183
JNLSAI125P225100                                                                                 219
JNLSAI125P225500                                                                                  70
JNLSAI125P225600                                                                                 373
JNLSAI125P225950                                                                                   0
JNLSAI125P226000                                                                                  39
JNLSAI125P226100                                                                                 302
JNLSAI125P226500                                                                                   0
JNLSAI125P226600                                                                                 211
JNLSAI125P227100                                                                                 309
JNLSAI125P227450                                                                                 194
JNLSAI125P227600                                                                                  83
JNLSAI125P228100                                                                                  92
JNLSAI125P228500                                                                                   0
JNLSAI125P228600                                                                                  51
JNLSAI125P229100                                                                                  77
JNLSAI125P230100                                                                                  23
JNLSAI125P230600                                                                                 159
JNLSAI125P237500                                                                                   0
JNYSAI125P14000                                                                                 3689
JNYSAI125P18200                                                                                 2511
JNYSAI125P18250                                                                                    0
JNYSAI125P212500                                                                                 209
JNYSAI125P213500                                                                                  19
JNYSAI125P214000                                                                                 148
JNYSAI125P215000                                                                                 107
JNYSAI125P216000                                                                                 247
JNYSAI125P216450                                                                                  10
JNYSAI125P216500                                                                                  94
JNYSAI125P216700                                                                                 183
JNYSAI125P217500                                                                                  21
JNYSAI125P217950                                                                                  38
JNYSAI125P218000                                                                                   0
JNYSAI125P218200                                                                                   0
JNYSAI125P218500                                                                                 116
JNYSAI125P219200                                                                                  58
JNYSAI125P219500                                                                                  16
JNYSAI125P219600                                                                                 113
JNYSAI125P219700                                                                                   3
JNYSAI125P220200                                                                                  49
JNYSAI125P220450                                                                                   3
JNYSAI125P220950                                                                                  29
JNYSAI125P221500                                                                                 434
JNYSAI125P222200                                                                                  65

JNYSAI125P222700                                                                                 311
JNYSAI125P223000                                                                                 223
JNYSAI125P223500                                                                                  73
JNYSAI125P223700                                                                                  31
JNYSAI125P224500                                                                                 862
JNYSAI125P227200                                                                                   1
JNLSAI12616500                 19.538223                   0                   0                   0
JNLSAI126P14000                19.698052             1256867            24757835              315506
JNLSAI126P15000                19.633936                   0                   0                   0
JNLSAI126P16000                19.570281                9177              179598                1740
JNLSAI126P17000                19.506604                2598               50685                1001
JNLSAI126P210000               12.626277               28235              356506                2895
JNLSAI126P211000               12.527222               12220              153078                 522
JNLSAI126P211500               12.478834              563329             7029683               72325
JNLSAI126P212500               12.381431              424807             5259724               41991
JNLSAI126P213000               12.333015              254624             3140284               33363
JNLSAI126P213500               12.284219               60045              737610                5162
JNLSAI126P214000               12.236724              216257             2646283               32897
JNLSAI126P214500               12.188964               77386              943252                7262
JNLSAI126P215000               12.141435              393062             4772332               51139
JNLSAI126P215450               12.099096               55916              676533                7487
JNLSAI126P215500               12.093739               96290             1164508                8762
JNLSAI126P215600               12.084109                   0                   0                3971
JNLSAI126P215700               12.074938               19675              237573                3524
JNLSAI126P216000               12.046639              508116             6121084               64826
JNLSAI126P216300                12.01791                 241                2899                  42
JNLSAI126P216450               12.003652                9200              110434                 725
JNLSAI126P216500               11.999451              325579             3906765               32518
JNLSAI126P216600               11.989868               31565              378454                5451
JNLSAI126P216700               11.980949                6586               78905                 589
JNLSAI126P216950               11.957272               65979              788924               12925
JNLSAI126P217000               11.952582              226679             2709403               24489
JNLSAI126P217100               11.943117              508374             6071565               82053
JNLSAI126P217200               11.934263                2364               28216                 278
JNLSAI126P217500               11.920816               99938             1191338               16762
JNLSAI126P217600               11.895838                1499               17834                  59
JNLSAI126P217950               11.863608               20193              239563                3468
JNLSAI126P218000               11.859317              104482             1239081               14997
JNLSAI126P218100               11.850069              358913             4253148               36081
JNLSAI126P218200               11.840718                2602               30809                 489
JNLSAI126P218450               11.817418               32626              385553                5707
JNLSAI126P218500               11.810779               75474              891407                9304
JNLSAI126P218600               11.803671              153243             1808825               27359
JNLSAI126P218700               11.794479                4975               58673                 980
JNLSAI126P218950               11.771394               25289              297682                7372
JNLSAI126P219000                11.76736              134126             1578304               19838
JNLSAI126P219050               11.761483                 563                6618                  23
JNLSAI126P219100               11.756794                2523               29664                 171
JNLSAI126P219200               11.748357                9055              106379                1679
JNLSAI126P219450                11.72412               34088              399648                5349
JNLSAI126P219500               11.720785               87939             1030709               15016
JNLSAI126P219600               11.711664              136852             1602765               38032

JNLSAI126P219700               11.701677               11320              132458                1828
JNLSAI126P219950               11.679504               28193              329275                5277
JNLSAI126P220000               11.675009              303575             3544237               30488
JNLSAI126P220100               11.665886               31173              363662                5987
JNLSAI126P220200               11.656746               12225              142502                2337
JNLSAI126P220450               11.633571               18721              217795                4144
JNLSAI126P220500               11.629409              138111             1606145               29320
JNLSAI126P220600               11.620397              211304             2455434               38167
JNLSAI126P220700                11.61033                   0                   0                  12
JNLSAI126P220950               11.588434               33384              386865                6248
JNLSAI126P221000               11.583823              168737             1954622               29676
JNLSAI126P221100               11.574799               50675              586547                8019
JNLSAI126P221200               11.565741                5251               60731                 564
JNLSAI126P221450               11.543049                4169               48124                 864
JNLSAI126P221500               11.538608               78388              904492               14559
JNLSAI126P221600               11.529581              170041             1960507               31775
JNLSAI126P221950               11.497457                2299               26438                 378
JNLSAI126P222000               11.493523               43977              505445                7043
JNLSAI126P222100               11.484546              160059             1838207               23883
JNLSAI126P222200               11.475025                2178               24997                 474
JNLSAI126P222450               11.453085                1338               15329                 339
JNLSAI126P222500               11.448533               37277              426767                6811
JNLSAI126P222600               11.439711              136386             1560213               26452
JNLSAI126P222950               11.408293               13205              150651                3440
JNLSAI126P223000               11.402896               53931              614966               19975
JNLSAI126P223100                 11.3949               42515              484458                6352
JNLSAI126P223200               11.385039                1207               13741                  49
JNLSAI126P223450               11.363521                4315               49029                 907
JNLSAI126P223500               11.359209               29908              339729                4519
JNLSAI126P223600               11.351604               74997              851340               14879
JNLSAI126P223700               11.342036                 210                2385                  39
JNLSAI126P223950               11.319147               20530              232377                2604
JNLSAI126P224000               11.312683               11071              125241                1266
JNLSAI126P224100               11.305682               29421              332623                3883
JNLSAI126P224200               11.296241               17250              194864                1836
JNLSAI126P224450                11.27402                2939               33131                 138
JNLSAI126P224500               11.271226               20622              232430                3490
JNLSAI126P224600               11.261663               46905              528228               11401
JNLSAI126P224700                 11.2525                   0                   0                   0
JNLSAI126P224950               11.230853                5531               62118                1948
JNLSAI126P225000               11.226631               34538              387749                3731
JNLSAI126P225100               11.217764               40350              452640                8556
JNLSAI126P225200               11.208034                1488               16674                 115
JNLSAI126P225450               11.186282                3358               37563                 456
JNLSAI126P225500               11.182817                4510               50430                1052
JNLSAI126P225600               11.173862               42884              479185                6057
JNLSAI126P225950               11.144005                3904               43506                 467
JNLSAI126P226000                11.13887                9622              107181                2860
JNLSAI126P226100               11.130225               62314              693571               13175
JNLSAI126P226200               11.120702                 753                8374                  94
JNLSAI126P226450               11.098662                3456               38358                  58
JNLSAI126P226500               11.095413               28162              312473                5695

JNLSAI126P226600               11.086396              124675             1382195               26919
JNLSAI126P226700               11.077074                2369               26247                 145
JNLSAI126P227000               11.051066               10936              120859                1902
JNLSAI126P227100               11.043073               36780              406163                8040
JNLSAI126P227450               11.014283                3630               39986                 750
JNLSAI126P227500               11.007773               13199              145287                1239
JNLSAI126P227600               10.999896               24366              268023                3640
JNLSAI126P227950               10.969257                1921               21070                 229
JNLSAI126P228000               10.965819               12577              137917                 781
JNLSAI126P228100               10.957289                8627               94525                1730
JNLSAI126P228450                10.92623                 443                4840                   0
JNLSAI126P228500               10.922836                1478               16147                 240
JNLSAI126P228600               10.913122                1376               15014                 212
JNLSAI126P228950               10.883277                4081               44416                 453
JNLSAI126P229000                10.87924                5178               56334                 909
JNLSAI126P229100               10.871791                7501               81545                2105
JNLSAI126P229450               10.840988                 424                4598                  15
JNLSAI126P229600               10.828899                2835               30701                 328
JNLSAI126P229700               10.819864                 342                3699                  88
JNLSAI126P230000               10.794334                1498               16167                 110
JNLSAI126P230100               10.786559                8707               93919                2249
JNLSAI126P230500                 10.7521                2129               22889                 353
JNLSAI126P230600               10.743659               11577              124378                1611
JNLSAI126P231000               10.710783                   0                   0                   0
JNLSAI126P231100               10.701523                1276               13659                 105
JNLSAI126P231450               10.672363                 893                9526                   0
JNLSAI126P231500               10.668187                2973               31719                 641
JNLSAI126P231600               10.657869                 133                1413                   7
JNLSAI126P232100               10.618938                 606                6436                  27
JNLSAI126P232600               10.576619                 355                3758                   0
JNLSAI126P232700               10.568334                1867               19729                   0
JNLSAI126P233000               10.543518                4472               47146                   0
JNLSAI126P233600               10.494083                 425                4462                 134
JNLSAI126P233950               10.465018                 215                2254                  16
JNLSAI126P234100               10.452931                 400                4183                  43
JNLSAI126P234500               10.421003                   0                   0                   0
JNLSAI126P235100               10.371416                   0                   0                   6
JNLSAI126P235450               10.343023                1881               19459                   0
JNLSAI126P235600               10.330872                2539               26232                 840
JNLSAI126P237100               10.210148                4101               41872                   0
JNLSAI126P237500               10.178621                   0                   0                   0
JNLSAI126P239100               10.051067                 285                2860                  26
JNLSAI126P243600                9.704652                   0                   0                   0
JNLSAI126P244000                9.672454                   0                   0                   0
JNLSAI127P14000                11.355423             3949820            44851880              657470
JNLSAI127P15000                11.541264               25916              299100                3224
JNLSAI127P16000                11.347055               13996              158812                1833
JNLSAI127P17000                11.386152                1482               16876                 348
JNLSAI127P210000               14.540662               27893              405579                4102
JNLSAI127P211000                14.42681               10669              153924                1796
JNLSAI127P211500               14.370819             2139981            30753273              361522
JNLSAI127P212500               14.258547             1409247            20093809              159968

JNLSAI127P213000               14.202996              911352            12943923              172372
JNLSAI127P213500               14.147453                5179               73276                 986
JNLSAI127P214000               14.092176              509573             7180997               97519
JNLSAI127P214200               14.069881                4786               67334                 952
JNLSAI127P214500               14.037189              275617             3868895               50538
JNLSAI127P215000               13.982167             1197824            16748182              223099
JNLSAI127P215450                13.93303              216520             3016775               44127
JNLSAI127P215500               13.927569              297905             4149097               45546
JNLSAI127P215600               13.916717                2221               30911                 403
JNLSAI127P215700               13.905785               63102              877481               14406
JNLSAI127P215750               13.900295                   0                   0                   0
JNLSAI127P216000               13.872971              932694            12939238              150256
JNLSAI127P216450               13.824056               69688              963377               11236
JNLSAI127P216500               13.818697             1452866            20076709              214481
JNLSAI127P216600               13.807483               23801              328635                4102
JNLSAI127P216700               13.797006               25883              357113                4666
JNLSAI127P216950               13.770308               78198             1076809               17215
JNLSAI127P217000               13.765027              575885             7927068              106430
JNLSAI127P217100               13.754108             1219820            16777532              286831
JNLSAI127P217200               13.743368               62565              859856               16267
JNLSAI127P217250               13.737982                   0                   0                   0
JNLSAI127P217450               13.716335                   0                   0                   0
JNLSAI127P217500               13.711111              417229             5720671               88122
JNLSAI127P217600               13.699961               36613              501600                6415
JNLSAI127P217950               13.662828               58309              796672               14294
JNLSAI127P218000               13.657537              428657             5854397               70003
JNLSAI127P218100               13.646511              664783             9071964              104740
JNLSAI127P218200               13.636107               12346              168353                2835
JNLSAI127P218250               13.630704                   0                   0                   0
JNLSAI127P218450               13.609417              148259             2017720               35533
JNLSAI127P218500               13.603817              351541             4782302               50158
JNLSAI127P218600               13.593464              631732             8587428              174049
JNLSAI127P218700               13.582752                9257              125735                3481
JNLSAI127P218950               13.556193              122702             1663378               28640
JNLSAI127P219000               13.550407              484536             6565662               93274
JNLSAI127P219200               13.529658               32552              440412                5348
JNLSAI127P219450               13.503235               41429              559427                5497
JNLSAI127P219500               13.500195              204787             2764670               43663
JNLSAI127P219550               13.492112                3791               51153                 447
JNLSAI127P219600               13.487385              329926             4449835               86643
JNLSAI127P219700               13.476306                2490               33551                 547
JNLSAI127P219800               13.465539                 564                7594                   3
JNLSAI127P219950                13.45044               56079              754292               12390
JNLSAI127P220000               13.445198              235787             3170196               29562
JNLSAI127P220050               13.439148                5578               74967                 483
JNLSAI127P220100               13.434639               81715             1097809               22293
JNLSAI127P220200               13.424083                4885               65570                1017
JNLSAI127P220300               13.413276                 317                4245                  56
JNLSAI127P220450               13.397898               38701              518506                8607
JNLSAI127P220500               13.391955              172452             2309466               37348
JNLSAI127P220600               13.382092              493676             6606416               98338
JNLSAI127P220700               13.372022                8751              117019                1167

JNLSAI127P220950               13.345344               86639             1156226               21855
JNLSAI127P221000               13.342634              165917             2213772               28141
JNLSAI127P221100               13.329841              310929             4144632               26135
JNLSAI127P221200               13.319634               13805              183878                2902
JNLSAI127P221450               13.293628               38923              517422               11172
JNLSAI127P221500                13.28812              215292             2860821               41062
JNLSAI127P221600               13.277722              303476             4029469               75553
JNLSAI127P221700               13.267194                3111               41272                 899
JNLSAI127P221950               13.241323               38700              512437               10745
JNLSAI127P222000                13.23609              145922             1931442               22445
JNLSAI127P222100               13.225792              421114             5569565               74261
JNLSAI127P222200               13.215471                5203               68758                1518
JNLSAI127P222450               13.189538               18988              250440                2143
JNLSAI127P222500               13.221107               91673             1212020               16367
JNLSAI127P222600                13.17413              306008             4031385               64378
JNLSAI127P222700               13.163833                   0                   0                   0
JNLSAI127P222800               13.155445                 106                1393                  31
JNLSAI127P222950               13.137812               25978              341296                7936
JNLSAI127P223000               13.132902              105713             1388321               33226
JNLSAI127P223050               13.127039                1786               23442                 540
JNLSAI127P223100               13.122605               71924              943828               17306
JNLSAI127P223200               13.111593                4931               64647                1131
JNLSAI127P223450               13.086675               25212              329939                3265
JNLSAI127P223500                13.08154               33162              433813                6799
JNLSAI127P223600               13.071467              107697             1407761               20375
JNLSAI127P223700               13.061186                1017               13283                 257
JNLSAI127P223800               13.050202                2711               35379                 189
JNLSAI127P223950               13.035581               43929              572639               12444
JNLSAI127P224000               13.030352               62270              811395                9210
JNLSAI127P224050                13.02431                 476                6200                  64
JNLSAI127P224100               13.020973               68475              891611               15570
JNLSAI127P224450               12.984571               13888              180326                4317
JNLSAI127P224500                 12.9795               55696              722910               21603
JNLSAI127P224600               12.969269               54919              712260                9886
JNLSAI127P224700               12.959057                4739               61408                1463
JNLSAI127P224800               12.948904                 115                1491                  11
JNLSAI127P224950               12.932933                1512               19560                 174
JNLSAI127P225000               12.928744               71123              919533                9250
JNLSAI127P225100               12.918615               61322              792202               12012
JNLSAI127P225450               12.883165               10506              135349                2931
JNLSAI127P225500               12.881011               58468              753131               19356
JNLSAI127P225600               12.868078              140064             1802357               14918
JNLSAI127P225700               12.857147                 702                9030                  40
JNLSAI127P225950               12.832212               25326              324984                8535
JNLSAI127P226000               12.829646               23899              306620                4630
JNLSAI127P226100               12.817814               82470             1057079               23118
JNLSAI127P226450               12.781913                 318                4069                  28
JNLSAI127P226500               12.777704                9926              126832                2736
JNLSAI127P226600                12.76728               43163              551074                9731
JNLSAI127P226950               12.732511                3915               49853                 472
JNLSAI127P227000               12.727549                7251               92283                1719
JNLSAI127P227100               12.717502               65254              829865               10724

JNLSAI127P227450               12.682743                3404               43167                1181
JNLSAI127P227500               12.671965               24729              313362                2942
JNLSAI127P227600                12.66738               21798              276124                4337
JNLSAI127P227950               12.632219                 797               10066                 155
JNLSAI127P228000               12.628408               25154              317651                8897
JNLSAI127P228100               12.618011               16484              207993                2982
JNLSAI127P228200               12.607707                3903               49207                 640
JNLSAI127P228500               12.579345                5025               63211                1618
JNLSAI127P228600               12.568356                2770               34820                 488
JNLSAI127P228950               12.534319                   0                   0                   0
JNLSAI127P229000               12.529627               12294              154034                 927
JNLSAI127P229100               12.520157               19353              242297                6134
JNLSAI127P229500               12.480381                 491                6132                  96
JNLSAI127P229600               12.475417               11342              141494                2273
JNLSAI127P229700               12.460019                 251                3127                  83
JNLSAI127P230000               12.431557                   0                   0                   0
JNLSAI127P230100               12.421991               24907              309398                5685
JNLSAI127P230450               12.388031                   0                   0                   0
JNLSAI127P230600               12.373699               38251              473300                9445
JNLSAI127P230950               12.339475                2890               35663                 667
JNLSAI127P231000               12.334564                   0                   0                   0
JNLSAI127P231100               12.324921                6132               75572                 798
JNLSAI127P231200               12.314766                4039               49743                 161
JNLSAI127P231450               12.290672                2958               36356                 553
JNLSAI127P231500               12.285831                3056               37540                 957
JNLSAI127P231600               12.276201                3712               45572                 459
JNLSAI127P232100               12.228919                1698               20760                 652
JNLSAI127P232950               12.147094                 844               10257                 121
JNLSAI127P233100               12.132597                 768                9324                 143
JNLSAI127P233600               12.085241                4933               59612                 681
JNLSAI127P234000                12.04809                   0                   0                   0
JNLSAI127P234100               12.038682                 746                8977                 128
JNLSAI127P234500               12.001199                   0                   0                   0
JNLSAI127P235100               11.943544                3299               39408                 789
JNLSAI127P235600               11.897389                2892               34411                1112
JNLSAI127P236950               11.772204                   0                   0                 205
JNLSAI127P237000               11.768224                   0                   0                   0
JNLSAI127P237100               11.758782                   0                   0                   0
JNLSAI127P239100               11.575526                 937               10852                 102
JNLSAI127P246100               10.958683                   0                   0                   0
JNLSAI12816500                 17.880798                   0                   0                   0
JNLSAI128P14000                18.027142              580685            10468095              151180
JNLSAI128P15000                17.968582                3149               56578                1038
JNLSAI128P16000                17.910236                 625               11192                 234
JNLSAI128P17000                17.851678                   0                   0                   0
JNLSAI128P210000               13.765517               42319              582544                5648
JNLSAI128P211000               13.710925               14707              201642                1397
JNLSAI128P211500               13.683978             1281527            17536381              198950
JNLSAI128P212500               13.630124             1059838            14445726              127815
JNLSAI128P213000               13.602763              603585             8210417              110183
JNLSAI128P213500               13.576213               38088              517091                5885
JNLSAI128P214000               13.549334              337472             4572514               64707

JNLSAI128P214200               13.538506                   0                   0                 417
JNLSAI128P214500               13.522498              202256             2735006               37191
JNLSAI128P215000               13.495904             1174589            15852142              216143
JNLSAI128P215450               13.471888              107045             1442099               23238
JNLSAI128P215500               13.469298              340677             4588684               47477
JNLSAI128P215600               13.464088                1897               25537                 434
JNLSAI128P215700               13.458321               13385              180143                2905
JNLSAI128P215750               13.455853                   0                   0                   0
JNLSAI128P216000               13.442506              882169            11858568              165275
JNLSAI128P216300               13.425523                5505               73907                 864
JNLSAI128P216450               13.418448               22971              308233                4456
JNLSAI128P216500               13.416968              891116            11956073              127546
JNLSAI128P216600               13.410472                6190               83012                1287
JNLSAI128P216700               13.405912               11500              154163                2008
JNLSAI128P216950               13.396317               60661              812635               13950
JNLSAI128P217000               13.394575              464401             6220448               88095
JNLSAI128P217100               13.384165              637722             8535375              155145
JNLSAI128P217200               13.378781                4153               55564                1119
JNLSAI128P217250               13.376164                   0                   0                   0
JNLSAI128P217450               13.365694                   0                   0                 250
JNLSAI128P217500               13.363333              176544             2359222               38631
JNLSAI128P217600               13.357455               34435              459966                5806
JNLSAI128P217950               13.338832               18562              247599                4352
JNLSAI128P218000               13.336401              258416             3446342               48726
JNLSAI128P218100               13.331403              614523             8192448              103537
JNLSAI128P218200               13.326044                5773               76926                1638
JNLSAI128P218450               13.313018               46667              621280               11393
JNLSAI128P218500               13.310326              225728             3004514               43239
JNLSAI128P218600               13.304945              355586             4731046               95027
JNLSAI128P218700               13.299833               18225              242384                4639
JNLSAI128P218950               13.286626               60417              802740               16371
JNLSAI128P219000               13.283858              273836             3637600               61464
JNLSAI128P219050               13.280377                1716               22788                 231
JNLSAI128P219200               13.273675               17441              231507                4190
JNLSAI128P219450               13.260792               27647              366617                4941
JNLSAI128P219500               13.257759              165976             2200470               35095
JNLSAI128P219550               13.260898                 659                8745                 205
JNLSAI128P219600               13.252439              182880             2423600               51412
JNLSAI128P219700               13.247331               17195              227794                3637
JNLSAI128P219800               13.241316                 226                2988                   1
JNLSAI128P219950               13.234179               44831              593296               11031
JNLSAI128P220000                13.23154              279745             3701455               36692
JNLSAI128P220050               13.228205                1732               22915                 397
JNLSAI128P220100               13.226197               55372              732362               17469
JNLSAI128P220200               13.221113               15264              201806                3849
JNLSAI128P220300               13.215065                2186               28893                 398
JNLSAI128P220450               13.207993               55652              735052               11663
JNLSAI128P220500               13.205372              155526             2053779               34038
JNLSAI128P220600               13.200177              489068             6455783              120627
JNLSAI128P220700               13.194247               16749              220985                3663
JNLSAI128P220800                13.18888                 328                4331                  54
JNLSAI128P220950               13.181841               39863              525466                8555

JNLSAI128P221000                13.16666              205540             2706271               29184
JNLSAI128P221100               13.178981              231631             3052666               45991
JNLSAI128P221200               13.168339                7985              105145                1616
JNLSAI128P221450               13.155953               28210              371133                7019
JNLSAI128P221500               13.153233              154467             2031740               32329
JNLSAI128P221600               13.148023              352429             4633742               98301
JNLSAI128P221700               13.142837                2349               30871                 619
JNLSAI128P221950               13.129899               10418              136792                3299
JNLSAI128P222000               13.127269              125404             1646217               22496
JNLSAI128P222050               13.123643                 578                7580                  41
JNLSAI128P222100               13.122069              433321             5686066               78284
JNLSAI128P222200               13.116541                3001               39364                 657
JNLSAI128P222450               13.103846               21106              276567                5693
JNLSAI128P222500               13.101306               86769             1136789               15348
JNLSAI128P222600               13.096067              295636             3871665               65430
JNLSAI128P222700               13.090928                 564                7386                 165
JNLSAI128P222950               13.078266               27993              366102                6985
JNLSAI128P223000               13.075462               47349              619105               19731
JNLSAI128P223050               13.071272                 426                5564                  61
JNLSAI128P223100               13.072075              148604             1942564               39460
JNLSAI128P223200               13.064224                8932              116693                1978
JNLSAI128P223450                13.05222                6659               86920                1677
JNLSAI128P223500               13.049445                4349               56756                 641
JNLSAI128P223600               13.044406              109049             1422477               24538
JNLSAI128P223700               13.038716                2001               26094                 281
JNLSAI128P223800               13.033192                 643                8387                  22
JNLSAI128P223950               13.026646               29709              387009                7925
JNLSAI128P224000               13.024823               39382              512948                6483
JNLSAI128P224100               13.017311              114940             1496210               27098
JNLSAI128P224200               13.012587                3815               49649                 702
JNLSAI128P224450               13.000634                8309              108020                2149
JNLSAI128P224500               12.997979               30347              394448                7613
JNLSAI128P224600               12.992965              110203             1431867               27937
JNLSAI128P224700               12.987024                1894               24602                 377
JNLSAI128P224800               12.981441                  47                 608                   4
JNLSAI128P224950               12.974596                3232               41938                1150
JNLSAI128P225000               12.972413               21822              283082                3496
JNLSAI128P225100               12.967259              100197             1299274               21595
JNLSAI128P225200               12.961011                3025               39213                 429
JNLSAI128P225450               12.949287               14402              186491                4037
JNLSAI128P225500               12.946604               11413              147762                2947
JNLSAI128P225600               12.941743              180280             2333143               37447
JNLSAI128P225700               12.935731                3879               50178                1249
JNLSAI128P225950                 12.9235               14010              181053                3733
JNLSAI128P226000               12.921457                9901              127942                2609
JNLSAI128P226100               12.915874               97054             1253541               28346
JNLSAI128P226200               12.910049                 865               11165                 153
JNLSAI128P226450               12.897924                3357               43301                 720
JNLSAI128P226500               12.895626                6601               85126                2078
JNLSAI128P226600               12.890135              104515             1347215               33654
JNLSAI128P226700               12.884928                 538                6934                 135
JNLSAI128P226950               12.872156                1112               14320                  63

JNLSAI128P227000               12.869389                9964              128230                1853
JNLSAI128P227100               12.864971              131916             1697102               30456
JNLSAI128P227450               12.847195                 813               10446                 306
JNLSAI128P227500               12.840397                2093               26869                 263
JNLSAI128P227550               12.841269                 814               10450                  99
JNLSAI128P227600               12.839381               54349              697803               11893
JNLSAI128P227950               12.820958                 981               12579                 298
JNLSAI128P228000               12.819409                7218               92525                2349
JNLSAI128P228100               12.814012               80708             1034190               18495
JNLSAI128P228200               12.808208                 935               11979                 177
JNLSAI128P228450               12.796273                 511                6534                 141
JNLSAI128P228500               12.793481                 179                2296                  52
JNLSAI128P228600               12.788785                5883               75241                1066
JNLSAI128P228950               12.770203                2114               26994                 711
JNLSAI128P229000               12.768888               23516              300274               10217
JNLSAI128P229100               12.763339                9427              120321                3207
JNLSAI128P229450               12.744792                 376                4786                 117
JNLSAI128P229500               12.742415                2484               31646                 157
JNLSAI128P229600               12.738369               15591              198599                3143
JNLSAI128P229950               12.719639                3190               40578                 771
JNLSAI128P230000               12.717334                 263                3343                  32
JNLSAI128P230100               12.712698               15252              193896                4909
JNLSAI128P230450               12.695443                2050               26020                 761
JNLSAI128P230500               12.692224                 565                7172                 104
JNLSAI128P230600               12.687765               25668              325664                4169
JNLSAI128P230700               12.683032                1786               22658                 646
JNLSAI128P230950               12.669641                 768                9724                 188
JNLSAI128P231100               12.662012                   0                   0                  43
JNLSAI128P231600               12.637039                7031               88848                2571
JNLSAI128P231950               12.619343                2039               25734                 697
JNLSAI128P232100               12.612384                7501               94605                2724
JNLSAI128P232600               12.586838                 736                9266                 172
JNLSAI128P233000               12.567011                8889              111707                3063
JNLSAI128P233100               12.562374                1747               21951                 489
JNLSAI128P233600               12.537189                5208               65297                1448
JNLSAI128P234000               12.517878                   0                   0                   0
JNLSAI128P234100               12.496152                   0                   0                   0
JNLSAI128P234500               12.494351                   0                   0                   0
JNLSAI128P235100               12.463504                   0                   0                   0
JNLSAI128P235600               12.438392                4693               58377                1956
JNLSAI128P237000               12.370238                   0                   0                   0
JNLSAI128P237100               12.365195                   0                   0                   5
JNLSAI128P237600               12.340857                   0                   0                   0
JNLSAI128P238600               12.292136                   0                   0                   0
JNLSAI128P238950               12.275325                   0                   0                   0
JNLSAI128P241000               12.176024                   0                   0                   0
JNLSAI128P242000               12.127866                   0                   0                   0
JNLSAI128P243600               12.051612                   0                   0                   0
JNLSAI128P245500               11.962076                   0                   0                   0
JNLSAI128P246000               11.933465                   0                   0                   0
JNLSAI128P255100               11.514989                   0                   0                   0
JNLSAI12916500                 18.228537                   0                   0                   0

JNLSAI129P14000                18.377631              922314            16949941              202916
JNLSAI129P15000                 18.31863                3422               62681                1063
JNLSAI129P16000                18.258272                2848               51998                 422
JNLSAI129P17000                18.198892                   0                   0                   0
JNLSAI129P210000               15.438331               39277              606378                6315
JNLSAI129P211000               15.376924               28392              436581                2798
JNLSAI129P211500               15.345381             1363338            20920947              211137
JNLSAI129P212500               15.286321             1603189            24506859              193161
JNLSAI129P213000               15.256046              479223             7311052               93259
JNLSAI129P213500               15.226025               92607             1410038               14707
JNLSAI129P214000               15.195957              348299             5292742               70477
JNLSAI129P214200               15.183711               11040              167631                2163
JNLSAI129P214500               15.165919              191137             2898761               41778
JNLSAI129P215000               15.135952             1275918            19312230              241789
JNLSAI129P215450                15.10909              121690             1838627               25892
JNLSAI129P215500               15.105985              296086             4472663               43924
JNLSAI129P215600               15.100096                5434               82055                1127
JNLSAI129P215700               15.094153               25399              383380                5258
JNLSAI129P215750               15.091172                   0                   0                   0
JNLSAI129P216000               15.076328              970120            14625847              189902
JNLSAI129P216300               15.057462                 375                5642                  28
JNLSAI129P216450               15.049136               35696              537196                5191
JNLSAI129P216500               15.046128             1178486            17731655              176865
JNLSAI129P216600               15.039742                3815               57375                  90
JNLSAI129P216700               15.034193               28646              430672                5849
JNLSAI129P216950               15.023412               46859              703978               11599
JNLSAI129P217000               15.023975              497869             7479965               99595
JNLSAI129P217100                15.01063              760814            11420299              177429
JNLSAI129P217200               15.004504                5387               80835                2611
JNLSAI129P217250               15.001771                   0                   0                   0
JNLSAI129P217450               14.989256                   0                   0                 255
JNLSAI129P217500               14.986968              202303             3031913               44058
JNLSAI129P217600               14.980614               38278              573435                6452
JNLSAI129P217950               14.961046               16922              253167                4677
JNLSAI129P218000               14.957239              294251             4401185               56060
JNLSAI129P218100               14.951194              685455            10248377              110622
JNLSAI129P218200               14.945482               11608              173488                2901
JNLSAI129P218450               14.930817               26725              399020                6913
JNLSAI129P218500               14.927611              256830             3833854               50220
JNLSAI129P218600               14.921861              361285             5391039              102572
JNLSAI129P218700               14.915949               23900              356498                5103
JNLSAI129P218950               14.901256               53258              793606               13483
JNLSAI129P219000               14.898255              289198             4308540               63566
JNLSAI129P219050               14.894561                1612               24008                 231
JNLSAI129P219100               14.891621                7941              118253                 404
JNLSAI129P219200               14.886517               16729              249033                4316
JNLSAI129P219450               14.872692               26093              388072                4949
JNLSAI129P219500               14.868916              197524             2936970               40288
JNLSAI129P219550               14.872257                 588                8751                 204
JNLSAI129P219600               14.862896              153192             2276872               44423
JNLSAI129P219700               14.856982                2887               42893                 607
JNLSAI129P219800               14.850464                 204                3027                   1

JNLSAI129P219950               14.852183               49028              728166               11059
JNLSAI129P220000               14.839521              303192             4499217               42623
JNLSAI129P220050               14.836798                1833               27198                 468
JNLSAI129P220100               14.833595               46247              686005               12957
JNLSAI129P220200               14.827724               10316              152964                2757
JNLSAI129P220300               14.820975                1099               16291                 320
JNLSAI129P220450               14.813067               70679             1046972               15331
JNLSAI129P220500               14.840022              166170             2465968               36813
JNLSAI129P220600               14.804243              456072             6751799              113212
JNLSAI129P220700               14.797859               21511              318320                4864
JNLSAI129P220800               14.791719                 313                4633                  54
JNLSAI129P220950               14.783588               31222              461578                7914
JNLSAI129P221000               14.793057              258170             3819122               40967
JNLSAI129P221100               14.774939              238880             3529433               50018
JNLSAI129P221200                14.76917                8175              120737                1686
JNLSAI129P221450               14.754692               21644              319348                5286
JNLSAI129P221500               14.751664              185464             2735902               38119
JNLSAI129P221600               14.745806              331420             4887052               94935
JNLSAI129P221700               14.740059                3306               48725                 831
JNLSAI129P221950                14.72545                7068              104081                1860
JNLSAI129P222000               14.722606              131633             1937984               24479
JNLSAI129P222050               14.718278                 538                7916                  42
JNLSAI129P222100               14.716648              461417             6790516               83822
JNLSAI129P222200               14.710493                3207               47170                 777
JNLSAI129P222450               14.696103               28652              421069                7246
JNLSAI129P222500               14.693418               63409              931688               17026
JNLSAI129P222600               14.687569              193812             2846630               50515
JNLSAI129P222700               14.681888                 543                7967                 170
JNLSAI129P222950               14.667488               13308              195201                3657
JNLSAI129P223000               14.664456               43947              644456               20701
JNLSAI129P223050               14.660585                 400                5864                  62
JNLSAI129P223100               14.659213              148496             2176832               38869
JNLSAI129P223200               14.654445                4877               71465                 927
JNLSAI129P223450               14.638312                6112               89472                1485
JNLSAI129P223500               14.635425               18569              271765                1610
JNLSAI129P223600               14.629626              146108             2137505               33818
JNLSAI129P223700               14.623482                2657               38860                 432
JNLSAI129P223800               14.617099                 606                8854                  22
JNLSAI129P223950               14.610217               14242              208077                4130
JNLSAI129P224000               14.605672               50498              737554                8428
JNLSAI129P224100               14.602315              106894             1560898               25071
JNLSAI129P224200               14.594163                3510               51230                 923
JNLSAI129P224450               14.580413               14016              204364                2628
JNLSAI129P224500               14.577735               30625              446445                7300
JNLSAI129P224600               14.571926               98462             1434781               27913
JNLSAI129P224700               14.566032                4035               58779                 893
JNLSAI129P224800               14.562266                  44                 634                   4
JNLSAI129P224950               14.551087                3834               55787                1327
JNLSAI129P225000               14.548732               31004              451070                4628
JNLSAI129P225100               14.542426               92914             1351200               21252
JNLSAI129P225200               14.535239                1884               27383                 150
JNLSAI129P225450               14.522912               11462              166463                3199

JNLSAI129P225500               14.521221               13396              194521                3163
JNLSAI129P225600               14.514582              172492             2503653               38786
JNLSAI129P225700               14.507781                3774               54753                1323
JNLSAI129P225950               14.494449                2184               31663                 406
JNLSAI129P226000               14.490642               17215              249450                3105
JNLSAI129P226100               14.485729              104161             1508847               30226
JNLSAI129P226200               14.478639                1484               21491                 268
JNLSAI129P226450                14.46534                2658               38452                 716
JNLSAI129P226500               14.462643               17193              248659                5100
JNLSAI129P226600               14.456506              106497             1539575               34488
JNLSAI129P226700               14.450469                2796               40398                 324
JNLSAI129P226950               14.437377                2020               29158                 221
JNLSAI129P227000               14.432909               13556              195658                2621
JNLSAI129P227100               14.428673              130114             1877374               31179
JNLSAI129P227450               14.408407                 932               13429                 385
JNLSAI129P227500               14.402995               10815              155772                1476
JNLSAI129P227550               14.401331                 759               10932                 101
JNLSAI129P227600               14.399652               51711              744618               10784
JNLSAI129P227950               14.379151                 980               14099                 310
JNLSAI129P228000               14.377262               10131              145656                3684
JNLSAI129P228100               14.371374               57103              820642               21334
JNLSAI129P228450               14.352688                 203                2916                  36
JNLSAI129P228500               14.353806                 922               13232                 316
JNLSAI129P228600               14.342695                6040               86624                1028
JNLSAI129P228950               14.322157                1952               27957                 715
JNLSAI129P229000               14.320378               23473              336146               10653
JNLSAI129P229100               14.314648               22366              320167                8348
JNLSAI129P229600                 14.2863               18870              269576                4017
JNLSAI129P229950               14.265503                3204               45711                 832
JNLSAI129P230000               14.262584                 245                3499                  33
JNLSAI129P230100               14.257645               17061              243250                5272
JNLSAI129P230500               14.235241                1064               15148                 209
JNLSAI129P230600               14.229552               32160              457620                6582
JNLSAI129P230950               14.209219                2069               29396                 560
JNLSAI129P231100               14.200843                1887               26798                 897
JNLSAI129P231600               14.173356                6074               86092                2258
JNLSAI129P231950               14.152959                1920               27170                 704
JNLSAI129P232100               14.145426                2254               31879                 789
JNLSAI129P232600               14.117506                 453                6397                 209
JNLSAI129P233100               14.088647                 887               12498                 149
JNLSAI129P233600               14.060732                4252               59785                1349
JNLSAI129P234500               14.008802                   0                   0                   0
JNLSAI129P235100               13.978175                   0                   0                   0
JNLSAI129P235600               13.950015                5669               79082                2529
JNLSAI129P237000               13.873531                   0                   0                   0
JNLSAI129P237100               13.867822                   0                   0                   4
JNLSAI129P237600               13.841316                   0                   0                   0
JNLSAI129P238950               13.767148                   0                   0                   0
JNLSAI129P242000               13.601532                   0                   0                   0
JNLSAI129P243600               13.515929                   0                   0                   0
JNLSAI129P245500               13.414192                   0                   0                   0
JNLSAI129P246000               13.391223                   0                   0                   0

JNLSAI131P14000                14.995535             1817551            27255146              424460
JNLSAI131P15000                13.285279               15064              200130                1718
JNLSAI131P16000                13.974311                8207              114688                1757
JNLSAI131P17000                12.957516                1889               24479                 496
JNLSAI131P210000               15.583063                8791              136998                2600
JNLSAI131P211000               15.461122                  74                1146                  49
JNLSAI131P211500               15.401103              703010            10827122              132050
JNLSAI131P212500               15.280894              338437             5171627               49399
JNLSAI131P213000               15.221175              270006             4109806               55413
JNLSAI131P213500               15.161677               59226              897967                9706
JNLSAI131P214000               15.102369              223205             3370928               46348
JNLSAI131P214500               15.043384               97777             1470901               21443
JNLSAI131P215000               14.984624              308769             4626789               70294
JNLSAI131P215450               14.931714               54311              810962               13099
JNLSAI131P215500               14.925941               49651              741094                6879
JNLSAI131P215700               14.902635               15604              232547                3981
JNLSAI131P215750               14.897257                   0                   0                   0
JNLSAI131P216000               14.867533              305074             4535692               57555
JNLSAI131P216300               14.832061                1502               22284                 330
JNLSAI131P216450               14.815315                5435               80524                 987
JNLSAI131P216500               14.809623              448845             6647228               87967
JNLSAI131P216700               14.786057                6032               89188                 814
JNLSAI131P216950               14.757351               26326              388508                6408
JNLSAI131P217000               14.751699              160766             2371571               36046
JNLSAI131P217100               14.740064              475422             7007752              127965
JNLSAI131P217200               14.728629                3704               54553                1866
JNLSAI131P217250                14.72268                   0                   0                   0
JNLSAI131P217500               14.693968               86317             1268337               21515
JNLSAI131P217600               14.682048                5042               74025                 994
JNLSAI131P217950               14.642273               13407              196311                3952
JNLSAI131P218000               14.636583              100937             1477367               20747
JNLSAI131P218100               14.624816              185911             2718917               32858
JNLSAI131P218200                14.61354               11833              172924                3044
JNLSAI131P218250               14.607683                   0                   0                   0
JNLSAI131P218450               14.585034               27914              407129                7687
JNLSAI131P218500               14.579872               51786              755034                8361
JNLSAI131P218600                14.56841              187398             2730086               54150
JNLSAI131P218700               14.557652                   0                   0                   0
JNLSAI131P218950               14.528037               50360              731634               13629
JNLSAI131P219000               14.521003               87974             1277466               21019
JNLSAI131P219200                14.49956                6157               89271                1851
JNLSAI131P219450               14.473369                8928              129214                2480
JNLSAI131P219500               14.456467               65954              953460               15174
JNLSAI131P219600                14.45427              146353             2115424               47473
JNLSAI131P219700               14.442904                   0                   0                   3
JNLSAI131P219950               14.415066               15406              222080                4849
JNLSAI131P220000               14.409165              144558             2082962               21058
JNLSAI131P220050               14.401152                 199                2870                  37
JNLSAI131P220100               14.397775               50826              731785               14427
JNLSAI131P220200               14.386372                5403               77731                1422
JNLSAI131P220450                14.35787               10852              155817                3119
JNLSAI131P220500                14.35269               74490             1069133               18642

JNLSAI131P220600               14.341434              151954             2179244               41961
JNLSAI131P220700               14.329545                 780               11182                 221
JNLSAI131P220950               14.306685               27317              390823                8147
JNLSAI131P221000               14.290723               78902             1127569               17853
JNLSAI131P221100               14.285295               39093              558461                9394
JNLSAI131P221200               14.274329                1615               23050                 701
JNLSAI131P221450               14.246268               20892              297629                6338
JNLSAI131P221500                14.24078               51560              734261               14253
JNLSAI131P221600               14.229583              106238             1511725               25949
JNLSAI131P221700               14.218245                2023               28765                 605
JNLSAI131P221950               14.190496                5633               79933                1786
JNLSAI131P222000               14.185079               44981              638057                8588
JNLSAI131P222100               14.173944               78214             1108600               19037
JNLSAI131P222200                14.16246                1992               28212                 617
JNLSAI131P222450               14.135081               16281              230128                3187
JNLSAI131P222500               14.143972               21302              301290                4686
JNLSAI131P222600               14.118533              114525             1616930               32092
JNLSAI131P222700               14.107397                2219               31306                 261
JNLSAI131P222950               14.080291                3379               47575                2135
JNLSAI131P223000               14.074353               25994              365853               14445
JNLSAI131P223100               14.063737               20603              289758                6311
JNLSAI131P223200                14.05147                1213               17049                 374
JNLSAI131P223450               14.024827                3553               49824                 950
JNLSAI131P223500               14.019368                9143              128177                1451
JNLSAI131P223600               14.008439              104724             1467015               25578
JNLSAI131P223700               13.997767                 799               11184                 248
JNLSAI131P223950               13.969961                9896              138244                2463
JNLSAI131P224000               13.965449                5879               82097                1139
JNLSAI131P224050               13.958569                 153                2130                  22
JNLSAI131P224100               13.953291               32225              449647                6753
JNLSAI131P224200               13.941704                6111               85198                 875
JNLSAI131P224450               13.915206                4176               58106                 697
JNLSAI131P224500               13.910131               24100              335234                8347
JNLSAI131P224600               13.899149               54860              762501               17368
JNLSAI131P224950               13.860541                1227               17013                1074
JNLSAI131P225000               13.855195               25433              352380                4416
JNLSAI131P225100               13.844697               52180              722419               11830
JNLSAI131P225200               13.833585                 672                9302                  73
JNLSAI131P225450               13.806659                5664               78200                1919
JNLSAI131P225500               13.801551               15036              207527                4510
JNLSAI131P225600               13.790657               45687              630060               13365
JNLSAI131P226000               13.747703                5660               77807                2933
JNLSAI131P226100               13.736678               35522              487956               11957
JNLSAI131P226450               13.698296                 822               11267                 119
JNLSAI131P226500               13.693632               12869              176226                4101
JNLSAI131P226600               13.682553              106020             1450622               22919
JNLSAI131P226700               13.671229                1005               13740                 278
JNLSAI131P226950               13.643337                  46                 630                  17
JNLSAI131P227000               13.639843                3975               54218                 487
JNLSAI131P227100               13.629014               24088              328295                3934
JNLSAI131P227450               13.590815                 790               10741                 705
JNLSAI131P227500               13.586419                4741               64411                 866

JNLSAI131P227600               13.575368                9398              127586                2992
JNLSAI131P227950               13.538108                   0                   0                  14
JNLSAI131P228000               13.533864                3972               53751                 720
JNLSAI131P228100               13.523179                 970               13123                2131
JNLSAI131P228450               13.485414                  38                 515                   7
JNLSAI131P228500               13.481748                1353               18241                 432
JNLSAI131P228600               13.469794                5456               73494                1443
JNLSAI131P228950               13.432281                1328               17843                  75
JNLSAI131P229000               13.428186                2274               30539                 871
JNLSAI131P229100               13.417632                6737               90388                2559
JNLSAI131P229600               13.364139               12197              163008                1567
JNLSAI131P229700               13.353732                 664                8863                 221
JNLSAI131P230100               13.312587                6750               89858                2629
JNLSAI131P230500               13.270664                   0                   0                   0
JNLSAI131P230600               13.259985                6034               80008                1692
JNLSAI131P231000               13.219145                   0                   0                   0
JNLSAI131P231100               13.208146                 706                9330                 270
JNLSAI131P231500               13.166568                 926               12199                 314
JNLSAI131P231600               13.156464                 785               10324                  70
JNLSAI131P232100                13.10486                 832               10905                 328
JNLSAI131P232600               13.054329                   0                   0                 668
JNLSAI131P233950                12.91615                 493                6362                 125
JNLSAI131P234000               12.911682                   0                   0                   0
JNLSAI131P234100               12.901497                   0                   0                  11
JNLSAI131P234500                12.86147                   0                   0                   0
JNLSAI131P242600               12.070407                   0                   0                   0
JNLSAI131P243600               11.977855                   0                   0                   0
JNLSAI131P248600               11.516311                   0                   0                   0
JNLSAI132P14000                 15.91698             2303023            36657171              542487
JNLSAI132P15000                14.925656               13343              199146                2856
JNLSAI132P16000                14.021006                7504              105217                1541
JNLSAI132P17000                14.871123                 494                7345                 118
JNLSAI132P210000               19.090166               48655              928837                6768
JNLSAI132P211500               18.867683              613964            11584077              136384
JNLSAI132P212500               18.720511              423150             7921575               68344
JNLSAI132P213000               18.647344              315769             5888254               76193
JNLSAI132P213500               18.573727               21150              392842                3497
JNLSAI132P214000               18.501786              269893             4993511               66517
JNLSAI132P214500               18.429513               93939             1731244               23258
JNLSAI132P215000                18.35751              375456             6892440               95816
JNLSAI132P215450               18.292847               70066             1281708               19287
JNLSAI132P215500               18.284562               84646             1547711               15589
JNLSAI132P215700               18.257085               11922              217658                3374
JNLSAI132P215750               18.249866                   0                   0                   0
JNLSAI132P216000               18.214138              247456             4507189               64476
JNLSAI132P216300               18.170468                 142                2588                  40
JNLSAI132P216450               18.149713                7993              145070                1571
JNLSAI132P216500               18.142837              376083             6823212               79933
JNLSAI132P216600               18.127991                9961              180568                1970
JNLSAI132P216700               18.114259                8899              161205                1393
JNLSAI132P216950               18.079114               21373              386405                6417
JNLSAI132P217000               18.072174              216272             3908500               53051

JNLSAI132P217100               18.057939              482589             8714558              146421
JNLSAI132P217200               18.043855               10028              180941                3820
JNLSAI132P217250               18.037377                   0                   0                   0
JNLSAI132P217450               18.007593                   0                   0                 256
JNLSAI132P217500               18.001424               94631             1703493               27361
JNLSAI132P217600               17.986895                8307              149417                1935
JNLSAI132P217950               17.938241               13341              239309                4095
JNLSAI132P218000               17.930896              162818             2919478               40252
JNLSAI132P218100               17.917076              253640             4544481               59156
JNLSAI132P218200               17.902997               14300              256021                4411
JNLSAI132P218250               17.896135                   0                   0                   0
JNLSAI132P218450               17.867956               34408              614805               11223
JNLSAI132P218500               17.861007               84990             1518004               16077
JNLSAI132P218600                17.84705              297587             5311056               97712
JNLSAI132P218700               17.833051                2522               44980                 798
JNLSAI132P218950               17.798111               31896              567685               11530
JNLSAI132P219000               17.791285              115430             2053644               31535
JNLSAI132P219200               17.763127               11165              198334                3686
JNLSAI132P219450               17.728138                8244              146151                3475
JNLSAI132P219500               17.713724               77266             1368666               18761
JNLSAI132P219600               17.707735              136774             2421957               46041
JNLSAI132P219700               17.693807                1420               25131                 480
JNLSAI132P219950               17.659653               20383              359964                6524
JNLSAI132P220000               17.652293               99468             1755847               21711
JNLSAI132P220050               17.644107                 334                5896                  75
JNLSAI132P220100               17.638563               45005              793824               15462
JNLSAI132P220200               17.624509                5911              104175                1934
JNLSAI132P220450               17.589619               13838              243414                4423
JNLSAI132P220500               17.577503               77543             1363019               23287
JNLSAI132P220600                17.56962              144517             2539115               47796
JNLSAI132P220700               17.554827                 866               15194                  95
JNLSAI132P220950               17.521432               26698              467790                8043
JNLSAI132P221000               17.514967               62575             1095999               15289
JNLSAI132P221100               17.500707               52827              924505               14945
JNLSAI132P221200               17.487128                3572               62467                1304
JNLSAI132P221450               17.452996               23668              413076                8562
JNLSAI132P221500               17.446198               76989             1343158               22259
JNLSAI132P221600               17.432483              123370             2150650               42085
JNLSAI132P221700               17.418843                   0                   0                   0
JNLSAI132P221950               17.384599                9013              156695                2678
JNLSAI132P222000               17.378152               52024              904078               12007
JNLSAI132P222100               17.363642               87808             1524673               25288
JNLSAI132P222200               17.349931                 990               17168                 363
JNLSAI132P222450               17.316644               15358              265953                3800
JNLSAI132P222500               17.311317               24852              430227                5528
JNLSAI132P222600               17.296471              194563             3365257               60691
JNLSAI132P222700               17.282096                1458               25189                 113
JNLSAI132P222950               17.248967                7742              133549                4258
JNLSAI132P223000               17.242374               42639              735190               19932
JNLSAI132P223100               17.228919               34884              601010               12373
JNLSAI132P223200               17.214343                 950               16352                 368
JNLSAI132P223450               17.181786                5950              102229                2028

JNLSAI132P223500               17.178117                8710              149622                1755
JNLSAI132P223600               17.161539              134958             2316095               38299
JNLSAI132P223700               17.148138                 689               11818                 256
JNLSAI132P223950               17.114532               18728              320528                6816
JNLSAI132P224000                17.10768               14325              245068                2537
JNLSAI132P224050               17.100351                 250                4271                  34
JNLSAI132P224100               17.094284               24107              412100                6208
JNLSAI132P224200               17.080812                 169                2887                  32
JNLSAI132P224450                17.04771                3884               66219                1654
JNLSAI132P224500                17.04074               21929              373693               10132
JNLSAI132P224600               17.027426               60824             1035672               23052
JNLSAI132P224950                16.98104                3486               59190                1228
JNLSAI132P225000               16.974442               14111              239518                3374
JNLSAI132P225100               16.961038               36089              612111               10795
JNLSAI132P225200               16.946587                1088               18438                 315
JNLSAI132P225450               16.914958                4148               70169                1707
JNLSAI132P225500               16.907935               15677              265063                6006
JNLSAI132P225600               16.894808               12091              204268                6218
JNLSAI132P225950               16.848127                 147                2481                  39
JNLSAI132P226000               16.841616                7390              124465                3497
JNLSAI132P226100                 16.8287               65316             1099179               26044
JNLSAI132P226200               16.814373                 699               11745                 177
JNLSAI132P226450                16.78098                 305                5111                  41
JNLSAI132P226500               16.775573               12261              205680                4865
JNLSAI132P226600               16.762434               64028             1073272               21805
JNLSAI132P226700               16.748528                 845               14146                 282
JNLSAI132P226950               16.716174                 644               10762                 149
JNLSAI132P227000               16.710216                2389               39922                 509
JNLSAI132P227100               16.696856               13761              229763                3988
JNLSAI132P227450               16.652012                 878               14613                 766
JNLSAI132P227500               16.644556                5252               87421                1238
JNLSAI132P227600               16.631055               16505              274488                3680
JNLSAI132P227700               16.618714                 573                9521                 251
JNLSAI132P227950               16.584058                  23                 385                   2
JNLSAI132P228000               16.580129                5458               90492                1245
JNLSAI132P228100                16.56717                3355               55578                1367
JNLSAI132P228200                 16.5528                 613               10152                 130
JNLSAI132P228450               16.520717                1251               20674                 560
JNLSAI132P228500               16.516303                1462               24142                 534
JNLSAI132P228600               16.502965                1967               32468                 774
JNLSAI132P228950               16.455842                1262               20768                  84
JNLSAI132P229000               16.450829               21254              349641                4829
JNLSAI132P229100               16.437882                9015              148181                3060
JNLSAI132P229450               16.391681                 370                6058                 147
JNLSAI132P229500               16.385048                 399                6538                 100
JNLSAI132P229600               16.373994                2787               45632                 650
JNLSAI132P229700               16.359507                 561                9176                 224
JNLSAI132P230000               16.322483                   0                   0                   0
JNLSAI132P230100               16.309006               11918              194375                5334
JNLSAI132P230500               16.257828                   0                   0                   0
JNLSAI132P230600               16.245345                7916              128603                2123
JNLSAI132P230950               16.200081                1004               16270                 313

JNLSAI132P231000               16.194486                   0                   0                   0
JNLSAI132P231100               16.181171                 976               15788                 455
JNLSAI132P231450               16.137316                 276                4462                 151
JNLSAI132P231500               16.130363                1093               17626                 446
JNLSAI132P231600               16.117435                1027               16550                 113
JNLSAI132P232100               16.055598                1839               29530                 349
JNLSAI132P232600               15.993644                 958               15321                 276
JNLSAI132P232700                15.98001                   0                   0                   0
JNLSAI132P233950                15.82363                 205                3251                  63
JNLSAI132P234100               15.805892                 151                2390                  45
JNLSAI132P236100               15.559998                   0                   0                   0
JNLSAI132P243600               14.672934                   0                   0                   0
JNLSAI13316500                 10.459123                   0                   0                   0
JNLSAI133P14000                10.544666              637462             6721821               96615
JNLSAI133P15000                10.510171                4912               51629                 744
JNLSAI133P16000                 10.47583                 775                8116                 139
JNLSAI133P17000                10.442096                4089               42702                 742
JNLSAI133P210000                11.34055               46513              527485                5204
JNLSAI133P211500               11.273162             1116470            12586152              143841
JNLSAI133P212500               11.228889             1120843            12585824               99512
JNLSAI133P213000               11.206475              431719             4838051               65176
JNLSAI133P213500               11.184344                7144               79906                1045
JNLSAI133P214000               11.162326              234094             2613033               37790
JNLSAI133P214500                11.14029              189412             2110110               28653
JNLSAI133P215000               11.118455              902995            10039912              138379
JNLSAI133P215450               11.098594               73100              811310               11132
JNLSAI133P215500               11.096444              276244             3065331               31758
JNLSAI133P215700               11.087448               23810              263993                3849
JNLSAI133P215750               11.085457                   0                   0                   0
JNLSAI133P216000               11.074368             1107523            12265119              171101
JNLSAI133P216300               11.060746                3304               36542                 422
JNLSAI133P216450               11.054741               27631              305457                2515
JNLSAI133P216500               11.052439             1044588            11545249              116560
JNLSAI133P216700               11.043874                9298              102687                 717
JNLSAI133P216950               11.035324               62678              691669               11958
JNLSAI133P217000                 11.0354              444931             4909992               66283
JNLSAI133P217100               11.026254              591935             6526830              119220
JNLSAI133P217200               11.021882                7868               86722                1558
JNLSAI133P217250               11.019972                   0                   0                   0
JNLSAI133P217450               11.011142                   0                   0                   0
JNLSAI133P217500               11.008776              153977             1695098               29246
JNLSAI133P217600               11.004414               37556              413280                5563
JNLSAI133P217950               10.990268                4459               49001                 810
JNLSAI133P218000               10.987421              203532             2236287               36168
JNLSAI133P218100               10.982918              491294             5395841               64826
JNLSAI133P218200               10.978617                7396               81203                1603
JNLSAI133P218450               10.967804               30888              338776                6921
JNLSAI133P218500               10.965623              248877             2729092               33872
JNLSAI133P218600               10.960992              428602             4697908               95258
JNLSAI133P218700                 10.9568                   0                   0                 110
JNLSAI133P218950                10.94605               25676              281049                5442
JNLSAI133P219000               10.943603              277273             3034369               51206

JNLSAI133P219050               10.941131                2003               21913                 225
JNLSAI133P219200                10.93475               24432              267159                4782
JNLSAI133P219450               10.926858               43234              472409                4962
JNLSAI133P219500                10.92224              301340             3291307               52226
JNLSAI133P219550               10.919421                3196               34901                 259
JNLSAI133P219600               10.917727              119273             1302187               27288
JNLSAI133P219700               10.913613                1797               19613                 386
JNLSAI133P219800               10.908661                 349                3802                   2
JNLSAI133P219950                10.90263               57323              624973               11220
JNLSAI133P220000               10.900717              319551             3483336               30731
JNLSAI133P220050                10.89924                 143                1561                  17
JNLSAI133P220100               10.896172               54789              596994               13438
JNLSAI133P220200               10.892067               18814              204923                3955
JNLSAI133P220300               10.886283                 195                2125                  28
JNLSAI133P220450               10.881302               46178              502472                7935
JNLSAI133P220500                10.87912              182629             1986839               29307
JNLSAI133P220550               10.876348                 553                6019                  84
JNLSAI133P220600               10.874842              410579             4464982               80973
JNLSAI133P220700               10.870015               11476              124742                2974
JNLSAI133P220800               10.865558                 366                3974                  50
JNLSAI133P220950               10.859811               29718              322732                6033
JNLSAI133P221000               10.857298              219880             2387303               27236
JNLSAI133P221100               10.853348              338559             3674496               43729
JNLSAI133P221200               10.848996                3993               43320                 609
JNLSAI133P221450                10.83832               24973              270669                3728
JNLSAI133P221500               10.836196              176180             1909121               30804
JNLSAI133P221600               10.831665              376683             4080104               84787
JNLSAI133P221700               10.827416                 944               10226                 205
JNLSAI133P221950               10.816916                8166               88331                1775
JNLSAI133P222000               10.814618               84817              917266               12639
JNLSAI133P222050                 10.8127                 688                7442                  40
JNLSAI133P222100               10.810508              459196             4964139               66489
JNLSAI133P222200               10.806149                5512               59567                1118
JNLSAI133P222450               10.795236               13206              142564                2334
JNLSAI133P222500               10.793406               68340              737623               13135
JNLSAI133P222600               10.789181              193616             2088960               33160
JNLSAI133P222700               10.784415                 961               10361                 245
JNLSAI133P222950               10.774434               15389              165807                3248
JNLSAI133P223000               10.772215               65974              710687               21884
JNLSAI133P223050               10.769365                2654               28579                 596
JNLSAI133P223100               10.768927              132449             1426334               23265
JNLSAI133P223200               10.763021                3215               34598                 453
JNLSAI133P223450                10.75234               17126              184149                3414
JNLSAI133P223500               10.751836                5547               59644                 852
JNLSAI133P223600               10.746687              117600             1263809               23638
JNLSAI133P223700               10.741495                 393                4221                  81
JNLSAI133P223800               10.737309                 991               10640                  27
JNLSAI133P223950               10.732064               15360              164840                3078
JNLSAI133P224000               10.729346               38271              410623                3754
JNLSAI133P224100               10.725238              117747             1262865               18582
JNLSAI133P224200               10.720539               12010              128750                1754
JNLSAI133P224450                10.71014               14060              150589                2969

JNLSAI133P224500               10.708347               43860              469670                7630
JNLSAI133P224600               10.704058              110181             1179379               24561
JNLSAI133P224700               10.699222                2242               23982                 574
JNLSAI133P224800               10.695895                  70                 748                   5
JNLSAI133P224950               10.688836                4109               43925                1160
JNLSAI133P225000               10.685797               47885              511685                5427
JNLSAI133P225100               10.683051               82754              884061               10718
JNLSAI133P225200               10.678065                1029               10984                  79
JNLSAI133P225450               10.668144               15021              160245                3463
JNLSAI133P225500               10.666649               12816              136708                1725
JNLSAI133P225600               10.661798              142045             1514452               26699
JNLSAI133P225700               10.657053                4160               44331                1170
JNLSAI133P225950               10.646539                2041               21732                 259
JNLSAI133P226000               10.644271                9362               99653                2053
JNLSAI133P226100                10.64067               90805              966226               21149
JNLSAI133P226450               10.626062                9452              100441                2280
JNLSAI133P226500                10.62361               13492              143335                3397
JNLSAI133P226600               10.619342               57623              611922               12035
JNLSAI133P226700               10.614641                1153               12238                 265
JNLSAI133P226950               10.604814                1332               14125                  60
JNLSAI133P227000               10.602812               13956              147972                2345
JNLSAI133P227100               10.598424              119082             1262079               20715
JNLSAI133P227450               10.583812                   0                   0                  35
JNLSAI133P227500               10.585433                 714                7559                  73
JNLSAI133P227550                10.57862                 989               10465                  98
JNLSAI133P227600               10.577034               46983              496936                6549
JNLSAI133P227950               10.562633                1363               14398                 314
JNLSAI133P228000               10.561065                9661              102032                2658
JNLSAI133P228100               10.556358               13765              145306                2017
JNLSAI133P228450               10.543635                 248                2619                  34
JNLSAI133P228500               10.538098                 163                1722                  48
JNLSAI133P228600               10.535731                2693               28378                 528
JNLSAI133P228950                10.52083                 786                8272                 150
JNLSAI133P229000               10.519686               16545              174052                7391
JNLSAI133P229100               10.515028               11550              121450                2810
JNLSAI133P229500               10.497706                1913               20086                  40
JNLSAI133P229600               10.493607               16952              177886                2323
JNLSAI133P229950               10.479003                3338               34983                 664
JNLSAI133P230000               10.477184                 307                3213                  31
JNLSAI133P230100               10.473048               16770              175631                4441
JNLSAI133P230500               10.456825                   0                   0                   0
JNLSAI133P230600               10.452966               15003              156825                1983
JNLSAI133P230950               10.437517                3734               38974                 728
JNLSAI133P231100               10.434492                  23                 240                   3
JNLSAI133P231600               10.410954                7717               80336                2399
JNLSAI133P231950               10.396339                2324               24165                 682
JNLSAI133P232100                10.39096                 653                6788                  90
JNLSAI133P232600               10.369609                2688               27879                 482
JNLSAI133P232700               10.365911                   0                   0                   0
JNLSAI133P233100               10.349413                1011               10460                 114
JNLSAI133P233600               10.328625                 733                7570                 236
JNLSAI133P234000               10.312298                   0                   0                   0

JNLSAI133P234100                10.30701                 142                1461                  14
JNLSAI133P235100               10.267846                 544                5589                  40
JNLSAI133P235600                10.24729                5242               53719                1856
JNLSAI133P237000               10.191138                   0                   0                   0
JNLSAI133P237100               10.186897                   0                   0                   0
JNLSAI133P237500               10.170879                   0                   0                   0
JNLSAI133P237600               10.167487                   0                   0                   0
JNLSAI133P238600               10.126815                   0                   0                   0
JNLSAI133P238950               10.112971                   0                   0                   0
JNLSAI133P239100               10.106316                 269                2720                  26
JNLSAI133P244000                9.913793                   0                   0                   0
JNLSAI133P245500                 9.85353                   0                   0                   0
JNLSAI136P14000                10.312694             7310204            75387902             1187425
JNLSAI136P15000                10.305949               18854              194305                3099
JNLSAI136P16000                10.293117               22291              229441                3609
JNLSAI136P17000                10.280708                  68                 695                 304
JNLSAI136P210000                 13.5374                8451              114403                1239
JNLSAI136P211000               13.424258                7064               94825                1006
JNLSAI136P211500               13.379217             1160009            15520012              193865
JNLSAI136P212500               13.274781              535864             7113471               58600
JNLSAI136P213000               13.222894              490252             6482549               88467
JNLSAI136P213500               13.171197               20778              273668                3585
JNLSAI136P214000               13.119699              354723             4653865               67664
JNLSAI136P214500               13.068397              193164             2524339               38297
JNLSAI136P215000               13.017304              671891             8746214              132231
JNLSAI136P215450               12.971477               83492             1083010               18033
JNLSAI136P215500               12.966399              180887             2345454               25504
JNLSAI136P215600               12.956244                   0                   0               20785
JNLSAI136P215700               12.946095               15661              202748                3824
JNLSAI136P216000               12.915699              488962             6315281               75908
JNLSAI136P216050               12.903455                   0                   0                 107
JNLSAI136P216450               12.850618               16567              212900                1812
JNLSAI136P216500               12.865205              610162             7849862               90761
JNLSAI136P216600               12.855156                5680               73017                2027
JNLSAI136P216700               12.845076                5851               75156                1201
JNLSAI136P216950               12.819921               35977              461224                9118
JNLSAI136P217000               12.814901              364688             4673447               69413
JNLSAI136P217100               12.804857              704720             9023834              159481
JNLSAI136P217200               12.794822                9448              120880                2151
JNLSAI136P217500               12.764803              117347             1497910               26236
JNLSAI136P217600               12.754805                9834              125434                1988
JNLSAI136P217950               12.719862               46585              592549               10554
JNLSAI136P218000               12.714886              171213             2176948               32431
JNLSAI136P218100               12.704925              307652             3908694               77525
JNLSAI136P218200               12.694987                4894               62130                1212
JNLSAI136P218450                12.67012               81222             1029092               22907
JNLSAI136P218500               12.665157               68500              867568                9257
JNLSAI136P218600               12.604708              298219             3758969               74752
JNLSAI136P218700               12.645332                5935               75056                1375
JNLSAI136P218950               12.620592               56948              718714               13516
JNLSAI136P219000               12.615643              198390             2502818               39819
JNLSAI136P219050               12.603665                 247                3108                   4

JNLSAI136P219100               12.598797                   0                   0                8851
JNLSAI136P219200               12.595907               37904              477439                7033
JNLSAI136P219450               12.571202                5800               72910                1207
JNLSAI136P219500               12.566322               92142             1157881               19236
JNLSAI136P219550               12.554512                 723                9074                 274
JNLSAI136P219600               12.556483              183891             2309021               91818
JNLSAI136P219700               12.546718                4712               59118                 954
JNLSAI136P219800               12.529719                 303                3798                   2
JNLSAI136P219950               12.522083               42880              536946               11112
JNLSAI136P220000               12.517175               94697             1185335               17667
JNLSAI136P220050               12.504159                 249                3120                  35
JNLSAI136P220100               12.507384               74482              931574               27375
JNLSAI136P220200               12.497583                5471               68377                 977
JNLSAI136P220300               12.480775                 341                4255                  56
JNLSAI136P220450               12.473127               24637              307301                5098
JNLSAI136P220500               12.468245               77911              971413               19397
JNLSAI136P220550               12.456368                 496                6183                  86
JNLSAI136P220600               12.458474              357326             4451731              120798
JNLSAI136P220700               12.449187                3754               46735                 654
JNLSAI136P220950               12.424363               37645              467713               11852
JNLSAI136P221000               12.419485               67754              841464               11852
JNLSAI136P221100               12.409769              178601             2216392               15640
JNLSAI136P221200               12.400082                2933               36373                 879
JNLSAI136P221450               12.375775               19080              236133                5322
JNLSAI136P221500               12.370933               88723             1097590               16908
JNLSAI136P221600               12.361238              143915             1778965               33560
JNLSAI136P221700               12.352031                 265                3274                  70
JNLSAI136P221950               12.327374               12403              152902                3009
JNLSAI136P222000               12.322558               82666             1018659               11397
JNLSAI136P222100               12.312908              236384             2910577               45380
JNLSAI136P222200               12.303357                 831               10221                 200
JNLSAI136P222450                12.27921              127478             1565327                6327
JNLSAI136P222500               12.274387               15677              192423                5110
JNLSAI136P222600               12.264767              230256             2824032               48490
JNLSAI136P222700               12.254488                 315                3863                  90
JNLSAI136P222800               12.237725                 114                1399                  32
JNLSAI136P222950               12.231153                8131               99453                1975
JNLSAI136P223000               12.226387               28402              347256               12026
JNLSAI136P223050                12.21504                 639                7807                 179
JNLSAI136P223100               12.216814               26080              318610                7047
JNLSAI136P223200                12.20059                 179                2181                  32
JNLSAI136P223450               12.183327                2498               30434                 624
JNLSAI136P223500               12.178591               14446              175928                5376
JNLSAI136P223600                12.16904              105182             1279961               26101
JNLSAI136P223700               12.159302                 697                8473                 229
JNLSAI136P223800               12.143078                 880               10681                  27
JNLSAI136P223950               12.135717               22366              271427                5331
JNLSAI136P224000               12.124204               17170              208167                3008
JNLSAI136P224050               12.119671                 170                2060                  21
JNLSAI136P224100               12.121452               21520              260859                4358
JNLSAI136P224450                12.08827                8138               98378                2071
JNLSAI136P224500               12.083524               22201              268271                6010

JNLSAI136P224600               12.074058               68307              824749               13570
JNLSAI136P224700               12.064562                2264               27309                 680
JNLSAI136P224800               12.048739                  62                 747                   5
JNLSAI136P224950               12.033088                 162                1951                   4
JNLSAI136P225000               12.036293               23881              287440                3798
JNLSAI136P225100               12.026849              119901             1442026               27142
JNLSAI136P225450               11.993841                   0                   0                  70
JNLSAI136P225500               11.989214               13619              163286                4484
JNLSAI136P225600               11.979822               67516              808825               14178
JNLSAI136P225950               11.940458               10499              125360                3137
JNLSAI136P226000               11.942359               13666              163203                2254
JNLSAI136P226100               11.932973               63890              762403               17989
JNLSAI136P226450               11.893606                 591                7029                 109
JNLSAI136P226500               11.895637               18368              218499                5968
JNLSAI136P226600               11.886322               21393              254287               16227
JNLSAI136P226700               11.870301                 668                7924                 167
JNLSAI136P226950               11.853587                2250               26668                 361
JNLSAI136P227000                11.84214                3612               42774                 658
JNLSAI136P227100               11.839842               25000              295999                5223
JNLSAI136P227450               11.807415                1434               16935                 532
JNLSAI136P227500               11.802724                7033               83005                 612
JNLSAI136P227600               11.793554               15609              184087                6314
JNLSAI136P227950               11.754249                 819                9630                 153
JNLSAI136P228000               11.756647               21296              250371                7082
JNLSAI136P228100               11.747463               10605              124585                2697
JNLSAI136P228200               11.731571                2521               29575                 384
JNLSAI136P228500               11.708876                  97                1132                  44
JNLSAI136P228600               11.701325                1583               18522                 416
JNLSAI136P229000               11.664853                8510               99269                 623
JNLSAI136P229100               11.655764               23047              268634                8557
JNLSAI136P229500                11.61275                1001               11619                 114
JNLSAI136P229600               11.603738               15718              182387                1332
JNLSAI136P229700               11.594196                 367                4259                 108
JNLSAI136P230100               11.564763                3896               45052                 970
JNLSAI136P230600               11.519559                8425               97047                2115
JNLSAI136P230950               11.482457                 850                9765                 184
JNLSAI136P231100               11.474458                5861               67256                 559
JNLSAI136P231200               11.458998                2188               25077                  81
JNLSAI136P231450               11.435982                 212                2425                  18
JNLSAI136P231500               11.441127                  12                 138                   1
JNLSAI136P231600               11.423155                3006               34333                 548
JNLSAI136P232100               11.378459                 539                6128                  37
JNLSAI136P233000               11.298462                   0                   0                 947
JNLSAI136P233600                11.24561                 746                8394                 166
JNLSAI136P234100               11.201404                 336                3768                  40
JNLSAI136P235100               11.114036                 421                4678                  46
JNLSAI136P235600               11.070629                 819                9072                 253
JNLSAI145P14000                 8.957396             6256864            56045204              839161
JNLSAI145P14000                 8.957395             6256864            56045204              839161
JNLSAI145P15000                10.509508               13735              144347                2400
JNLSAI145P16000                 9.728179               98423              957476               21106
JNLSAI145P16000                 9.728166               98423              957476               21106

JNLSAI145P17000                10.304308                2912               30003                 483
JNLSAI145P210000                9.193764              144835             1331577               17811
JNLSAI145P211000                9.134144              127623             1165729                9219
JNLSAI145P211500                 9.10477             5682203            51735152              637151
JNLSAI145P212500                9.045782             5730682            51838502              441301
JNLSAI145P213000                9.016572             1410909            12721563              176169
JNLSAI145P213500                  8.9873              110011              988703               11926
JNLSAI145P214000                8.958267             1115498             9992927              145126
JNLSAI145P214200                 8.94651                   0                   0                 386
JNLSAI145P214500                8.929258              621968             5553711               74883
JNLSAI145P215000                8.900304             4202193            37400795              511365
JNLSAI145P215450                8.874338              448970             3984312               66097
JNLSAI145P215500                8.871449              761857             6758772               82759
JNLSAI145P215600                8.865719               86678              768460                6267
JNLSAI145P215700                8.859998               83021              735569               15608
JNLSAI145P215750                8.857083                   0                   0                   0
JNLSAI145P216000                8.842775             3232630            28585417              380445
JNLSAI145P216050                8.839565                2447               21630                 610
JNLSAI145P216300                8.823563                1633               14411                 171
JNLSAI145P216450                8.816807              118938             1048653               12737
JNLSAI145P216500                8.814219             4182335            36864017              406136
JNLSAI145P216600                8.808206               85725              755085               12954
JNLSAI145P216700                8.802497              100136              881450                9939
JNLSAI145P216950                8.788445              262789             2309503               34977
JNLSAI145P217000                8.785663             1288408            11319522              174570
JNLSAI145P217100                8.779894             2237748            19647194              364976
JNLSAI145P217200                8.774176               29923              262548                4603
JNLSAI145P217250                8.771353                   0                   0                   0
JNLSAI145P217500                8.757092              734861             6435245              102517
JNLSAI145P217600                 8.75121              168505             1474626               15752
JNLSAI145P217950                8.731549              128065             1118206               19686
JNLSAI145P218000                8.728557             1218928            10639481              166728
JNLSAI145P218100                8.723088             1958284            17082287              238103
JNLSAI145P218200                8.717099               15360              133895                2504
JNLSAI145P218250                8.715842                   0                   0                   0
JNLSAI145P218450                8.703334              151971             1322654               24693
JNLSAI145P218500                8.700745              749803             6523841               85563
JNLSAI145P218550                8.694017                 139                1205                  16
JNLSAI145P218600                8.694745             1197910            10415524              193641
JNLSAI145P218700                8.689187                3211               27902                2683
JNLSAI145P218800                8.681256                 614                5326                  77
JNLSAI145P218950                8.675106              184144             1597467               31016
JNLSAI145P219000                8.672335              940956             8160289              121580
JNLSAI145P219050                8.667296                 286                2477                  16
JNLSAI145P219100                8.666526                   0                   0                2669
JNLSAI145P219200                8.661003               76812              665272               11730
JNLSAI145P219450                8.647176               61933              535548               10809
JNLSAI145P219500                8.644304              820259             7090572              112437
JNLSAI145P219550                8.641145               10483               90589                1406
JNLSAI145P219600                8.638618              805108             6955016              140948
JNLSAI145P219700                8.633151                5863               50613                 949
JNLSAI145P219950                8.619001              107459              926191               16530

JNLSAI145P220000                8.616203              937524             8077894               85981
JNLSAI145P220050                8.611378               23152              199374                1259
JNLSAI145P220100                8.610632              284640             2450934               48373
JNLSAI145P220200                8.605115               45241              389304                6551
JNLSAI145P220300                8.597928                 249                2140                  28
JNLSAI145P220450                8.591092              136505             1172727               22817
JNLSAI145P220500                8.588286              727444             6247495              102434
JNLSAI145P220550                8.583156                 833                7147                 101
JNLSAI145P220600                 8.58273             1443797            12391724              238132
JNLSAI145P220700                8.577082               21589              185173                3192
JNLSAI145P220950                8.563311               76537              655406               13238
JNLSAI145P221000                8.560615              673123             5762345               74510
JNLSAI145P221100                 8.55491              288718             2469954               34076
JNLSAI145P221200                8.549505                8636               73836                1392
JNLSAI145P221450                8.535508               96988              827838               16632
JNLSAI145P221500                8.532746              526158             4489570               66674
JNLSAI145P221600                8.527276             1195487            10194250              168098
JNLSAI145P221700                8.521779               16366              139465                2694
JNLSAI145P221950                8.507894               39369              334945                6332
JNLSAI145P222000                 8.50506              354189             3012400               41895
JNLSAI145P222100                8.499466             1385109            11772690              169827
JNLSAI145P222200                8.494128               13168              111849                1964
JNLSAI145P222450                8.480286               62749              532132                6435
JNLSAI145P222500                8.477593              271880             2304886               40139
JNLSAI145P222600                8.472096              562395             4764668               97454
JNLSAI145P222700                8.466519               15038              127323                2212
JNLSAI145P222950                8.452925               35092              296629                6416
JNLSAI145P223000                8.450065              255710             2160765               60879
JNLSAI145P223100                8.446226              366540             3095882               62978
JNLSAI145P223200                8.439038               18970              160090                2962
JNLSAI145P223300                8.431164                2695               22722                 257
JNLSAI145P223450                8.425486               38918              327899                6685
JNLSAI145P223500                8.422754              178669             1504885               29666
JNLSAI145P223600                8.417284              747496             6291889              117283
JNLSAI145P223700                8.411703                3337               28073                 412
JNLSAI145P223800                8.400103                  67                 560                  18
JNLSAI145P223950                8.398234               50389              423179                8596
JNLSAI145P224000                8.395492               97617              819539               12129
JNLSAI145P224100                 8.39003              351658             2950423               51847
JNLSAI145P224200                8.381644                7577               63510                 946
JNLSAI145P224450                 8.37096               26421              221169                5492
JNLSAI145P224500                8.368366              132536             1109112               37846
JNLSAI145P224600                8.362838              326296             2728757               44713
JNLSAI145P224700                 8.35738                4667               39001                 949
JNLSAI145P224950                8.343601               26342              219788                2258
JNLSAI145P225000                8.341269               66407              553917                9319
JNLSAI145P225050                8.337981                1462               12189                 355
JNLSAI145P225100                8.335777              319535             2663576               44316
JNLSAI145P225200                8.327465               10931               91031                 735
JNLSAI145P225450                8.316857               17463              145241                2818
JNLSAI145P225500                8.314183               82447              685482               15751
JNLSAI145P225600                8.308785              264826             2200381               39787

JNLSAI145P225950                8.289659               20721              171767                2008
JNLSAI145P226000                8.287083              101327              839706                9053
JNLSAI145P226050                8.284148                 756                6259                 150
JNLSAI145P226100                8.281812              333262             2760016               66625
JNLSAI145P226200                8.276361                1923               15912                 415
JNLSAI145P226450                 8.26308               43879              362573                5614
JNLSAI145P226500                8.260183               59944              495147               14022
JNLSAI145P226600                8.254942              249083             2056162               44441
JNLSAI145P226700                 8.24926                8102               66839                1869
JNLSAI145P226800                8.243936                3607               29733                 812
JNLSAI145P226950                8.236256               13381              110207                2099
JNLSAI145P227000                8.233546               27765              228602                2954
JNLSAI145P227100                 8.22833              256442             2110089               39478
JNLSAI145P227450                8.209615               32203              264374                6926
JNLSAI145P227500                8.206927               14755              121092                1593
JNLSAI145P227600                8.201556              112199              920208               15406
JNLSAI145P227950                8.182747                5493               44946                1216
JNLSAI145P228000                8.180417               15721              128604                2437
JNLSAI145P228100                8.175092               57346              468805                6904
JNLSAI145P228200                8.166753                 824                6729                 101
JNLSAI145P228450                8.156023                 441                3600                 101
JNLSAI145P228500                8.153545                3787               30874                 983
JNLSAI145P228600                8.148436               45322              369306                9976
JNLSAI145P228950                8.130143                3558               28926                 995
JNLSAI145P229000                8.126534               13045              106008                3075
JNLSAI145P229100                 8.12222               36600              297273                7772
JNLSAI145P229200                8.113709               10330               83812                 999
JNLSAI145P229450                8.100382                 396                3208                  83
JNLSAI145P229500                8.100916                7546               61127                 489
JNLSAI145P229550                8.097885                   0                   0                  43
JNLSAI145P229600                8.095878               38927              315150                5270
JNLSAI145P230000                8.071603                3909               31550                 348
JNLSAI145P230100                8.069469               46513              375334                6692
JNLSAI145P230450                8.051372                1398               11256                 312
JNLSAI145P230500                8.045396                6316               50812                 782
JNLSAI145P230600                8.043572              105383              847652               17487
JNLSAI145P230700                8.034981                1316               10571                 120
JNLSAI145P231000                8.019315                3729               29900                 653
JNLSAI145P231100                8.016995                9925               79570                1292
JNLSAI145P231500                7.993296                   0                   0                  36
JNLSAI145P231600                7.991062               24057              192242                3159
JNLSAI145P232000                 7.97183                5027               40078                1210
JNLSAI145P232100                7.965525                 787                6266                 149
JNLSAI145P232550                7.942038                2966               23557                 710
JNLSAI145P232600                7.939261               10613               84261                3376
JNLSAI145P232700                 7.93439                   0                   0                   0
JNLSAI145P233000                7.915685               13974              110615                2986
JNLSAI145P233100                7.910681                5624               44487                 882
JNLSAI145P233600                7.884878                   0                   0                 756
JNLSAI145P234100                7.862737                   0                   0                   7
JNLSAI145P234500                7.841242                   0                   0                   0
JNLSAI145P234600                7.833764                1259                9863                 283

JNLSAI145P235100                 7.81183                   0                   0                   0
JNLSAI145P236100                7.761392                2378               18455                 496
JNLSAI145P236500                7.741194                   0                   0                   0
JNLSAI145P236600                7.736119                   0                   0                   0
JNLSAI145P237600                7.691387                   0                   0                   0
JNLSAI145P238000                7.666256                   0                   0                   0
JNLSAI145P238600                7.636284                   0                   0                   0
JNLSAI145P238950                7.619134                   0                   0                   0
JNLSAI145P240000                7.567178                   0                   0                  34
JNLSAI145P241000                7.518322                   0                   0                   0
JNLSAI145P242000                7.469679                   0                   0                   0
JNLSAI145P245500                7.302239                   0                   0                   0
JNLSAI145P246000                7.279253                   0                   0                   0
JNLSAI145P251000                7.046001                   0                   0                   0
JNLSAI148P14000                 8.378649             1447423            12127447              171277
JNLSAI148P15000                12.345251                3338               41203                 582
JNLSAI148P16000                10.786294               16185              174574                2421
JNLSAI148P17000                12.353252                  30                 367                   6
JNLSAI148P210000                8.570161                   0                   0                 475
JNLSAI148P211500                8.496534              310098             2634762               30752
JNLSAI148P212500                8.449748               77753              656989                5831
JNLSAI148P213000                8.426081              125476             1057275               14166
JNLSAI148P214000                8.378344               50467              422832                6008
JNLSAI148P214500                8.354653               31617              264149                3632
JNLSAI148P215000                8.330959               82055              683596                8821
JNLSAI148P215450                8.308339               30342              252090                4389
JNLSAI148P215500                8.307318               12252              101779                1096
JNLSAI148P215700                8.298035                7390               61325                1044
JNLSAI148P215750                8.295682                   0                   0                   0
JNLSAI148P216000                8.284021               49096              406714                5613
JNLSAI148P216450                8.262493                 368                3040                  11
JNLSAI148P216500                8.260562               77265              638253                6941
JNLSAI148P216700                8.250706                 911                7512                  32
JNLSAI148P216950                8.239216               15088              124315                2158
JNLSAI148P217000                8.237141              132440             1090926               14232
JNLSAI148P217100                8.232484              260222             2142271               33358
JNLSAI148P217200                8.227416                 521                4284                  69
JNLSAI148P217250                8.225571                   0                   0                   0
JNLSAI148P217500                8.043969               32945              265010                4283
JNLSAI148P217600                8.208808                  96                 786                   1
JNLSAI148P217950                8.192834                2571               21064                1217
JNLSAI148P218000                8.190495               36398              298116                4501
JNLSAI148P218100                8.185928               71525              585495                7642
JNLSAI148P218200                8.168657                 288                2350                  40
JNLSAI148P218450                8.169767               16494              134751                2312
JNLSAI148P218500                 8.16724                8719               71208                 865
JNLSAI148P218600                8.162825               86956              709809               11906
JNLSAI148P218700                8.158069                   0                   0                   0
JNLSAI148P218950                8.146594               22380              182324                3238
JNLSAI148P219000                 8.14433               38578              314188                4467
JNLSAI148P219200                8.135355                 505                4108                  80
JNLSAI148P219500                8.121205               15833              128586                1793

JNLSAI148P219600                8.116704               46119              374333                8645
JNLSAI148P219700                8.112071                   0                   0                   0
JNLSAI148P219950                 8.10061               16771              135852                2362
JNLSAI148P220000                8.098418               17830              144397                1686
JNLSAI148P220100                8.093785               31889              258102                4783
JNLSAI148P220450                8.077681                5972               48238                1041
JNLSAI148P220500                 8.07541               20016              161634                2851
JNLSAI148P220600                8.070798               41390              334052                6604
JNLSAI148P220950                8.054348                7274               58584                1182
JNLSAI148P221000                8.073829               21784              175882                2445
JNLSAI148P221100                8.047813                1119                9006                 151
JNLSAI148P221200                8.043677                 420                3379                  70
JNLSAI148P221450                 8.03117                3805               30558                 656
JNLSAI148P221500                8.029779               19555              157025                1731
JNLSAI148P221600                8.025072              105119              843587                3288
JNLSAI148P221950                8.009495                3594               28787                 530
JNLSAI148P222000                8.006667               14679              117532                1429
JNLSAI148P222100                8.002599               30584              244749                3175
JNLSAI148P222500                7.984367               34989              279369                2830
JNLSAI148P222600                7.979917               33445              266890                4893
JNLSAI148P222700                7.975354                   0                   0                   0
JNLSAI148P222950                7.964094                3174               25282                 615
JNLSAI148P223000                7.961988               26633              212051                5932
JNLSAI148P223100                7.957303                6751               53717                1467
JNLSAI148P223450                7.941591                2320               18421                 412
JNLSAI148P223500                7.939187                1012                8037                 312
JNLSAI148P223600                7.934515               16255              128979                2000
JNLSAI148P223700                7.929978                 261                2067                  48
JNLSAI148P223950                7.919088               11134               88168                2297
JNLSAI148P224000                7.916934                 708                5604                  66
JNLSAI148P224100                7.969267                 583                4644                  23
JNLSAI148P224450                7.896704                   0                   0                  87
JNLSAI148P224500                7.894701                3255               25700                 892
JNLSAI148P224600                7.889831                3391               26752                 832
JNLSAI148P224700                7.885409                 276                2175                  53
JNLSAI148P225000                7.871721                 975                7675                 115
JNLSAI148P225100                7.867912               10735               84460                2039
JNLSAI148P225500                7.849729                1719               13495                 720
JNLSAI148P225600                7.845331                2523               19794                 715
JNLSAI148P226000                7.827052                 653                5108                  38
JNLSAI148P226100                7.823186               26531              207556                5072
JNLSAI148P226600                 7.80078               17574              137092                2622
JNLSAI148P226700                7.796075                4127               32175                 182
JNLSAI148P227100                 7.77872                6750               52506                1037
JNLSAI148P227450                7.763383                3756               29156                 776
JNLSAI148P227500                 7.76102                   0                   0                 132
JNLSAI148P227600                7.757442               13847              107419                1068
JNLSAI148P228100                7.734871                1847               14288                1761
JNLSAI148P228600                7.712773                1333               10284                 372
JNLSAI148P228950                7.697307                 661                5087                  23
JNLSAI148P229000                7.695071                1384               10647                 275
JNLSAI148P229100                 7.69162               12442               95703                2290

JNLSAI148P229450                 7.67557                1122                8610                 224
JNLSAI148P229600                7.668888                   0                   0                   9
JNLSAI148P230100                7.647704                9554               73069                2067
JNLSAI148P230450                7.632637                1123                8573                 253
JNLSAI148P230600                7.625739               21623              164890                1725
JNLSAI148P231000                7.608746                   0                   0                   0
JNLSAI148P231100                7.603963                   0                   0                 153
JNLSAI148P231600                7.582385                 570                4323                  72
JNLSAI148P232100                7.561496                   0                   0                   0
JNLSAI148P233600                7.496995                7611               57062                 196
JNLSAI148P235600                7.412557                   0                   0                   6
JNLSAI148P237100                7.349686                   0                   0                   3
JNLSAI149P14000                14.005546             5635532            78928705             1194166
JNLSAI149P15000                12.729433               32990              419938                6927
JNLSAI149P16000                12.059202               73292              883844               13281
JNLSAI149P17000                12.617273                4995               63019                1557
JNLSAI149P210000               14.154707               47430              671353                6579
JNLSAI149P211500                14.03552             1358815            19071677              221848
JNLSAI149P212500               13.955667              758829            10589964               95064
JNLSAI149P213000               13.916099              797625            11099833              143265
JNLSAI149P214000                13.83752              597134             8262847              113380
JNLSAI149P214200               13.821685               11005              152107                2067
JNLSAI149P214500               13.798368              174292             2404938               30942
JNLSAI149P215000               13.759363              745494            10257526              143860
JNLSAI149P215450               13.724238              115458             1584574               24373
JNLSAI149P215500               13.720449              160354             2200131               27997
JNLSAI149P215600               13.712632                2430               33326                 460
JNLSAI149P215700                13.70487               55973              767107               11783
JNLSAI149P215750               13.701976                   0                   0                   0
JNLSAI149P216000               13.681616              555449             7599436              119706
JNLSAI149P216300               13.658666                5013               68466                 841
JNLSAI149P216450                 13.6465               38390              523885                5770
JNLSAI149P216500               13.642849              741058            10110140              112672
JNLSAI149P216700               13.627199               35868              488782                6607
JNLSAI149P216950               13.608228               64795              881748               17534
JNLSAI149P217000                13.60431              387356             5269716               78807
JNLSAI149P217100               13.596598              883089            12007010              204897
JNLSAI149P217200               13.588987               20091              273017                4567
JNLSAI149P217250               13.585111                   0                   0                   0
JNLSAI149P217500               13.565818              183034             2483002               39945
JNLSAI149P217600               13.557591                9895              134147                1083
JNLSAI149P217950               13.531225               42518              575327                9599
JNLSAI149P218000               13.527222              273939             3705639               51612
JNLSAI149P218100               13.520392              361910             4893170               61379
JNLSAI149P218200               13.512076               38108              514917                8937
JNLSAI149P218450               13.492968               84275             1137120               19809
JNLSAI149P218500               13.489105              162865             2196898               23657
JNLSAI149P218600               13.481479              512756             6912712              124994
JNLSAI149P218700               13.474024                9743              131282                1687
JNLSAI149P218950                13.45481               60826              818405               20279
JNLSAI149P219000               13.451718              183209             2464473               36114
JNLSAI149P219050               13.446563                 457                6148                   8

JNLSAI149P219100               13.442818               20375              273901                6155
JNLSAI149P219200                13.43695               24381              327603                4810
JNLSAI149P219450               13.416392               38791              520435                6661
JNLSAI149P219500               13.408035              164772             2209268               38180
JNLSAI149P219550               13.408779                   0                   0                 242
JNLSAI149P219600               13.405523              279732             3749952               89734
JNLSAI149P219700               13.397897                6701               89775                1189
JNLSAI149P219950               13.378734               47229              631867               12492
JNLSAI149P220000               13.374944              122907             1643876               28488
JNLSAI149P220100               13.367462               56064              749438               16725
JNLSAI149P220200               13.359854                7985              106678                3061
JNLSAI149P220450               13.341019               26485              353341                6614
JNLSAI149P220500                13.33716              123772             1650773               37321
JNLSAI149P220600               13.329627              215412             2871366               60604
JNLSAI149P220700               13.321303                6341               84472                 648
JNLSAI149P220950               13.303104               59706              794269               14601
JNLSAI149P221000               13.297282               95741             1273096               28627
JNLSAI149P221100               13.291831               71841              954896               15323
JNLSAI149P221200               13.284392                7549              100281                1848
JNLSAI149P221450               13.265643               31187              413720                9060
JNLSAI149P221500               13.261845              147480             1955855               28458
JNLSAI149P221600               13.254328              155551             2061719               44786
JNLSAI149P221700               13.246661                1802               23868                 373
JNLSAI149P221950               13.227984               11539              152644                2888
JNLSAI149P222000               13.224307               99556             1316555               19315
JNLSAI149P222100               13.216849              164189             2170060               41056
JNLSAI149P222200               13.208623                1650               21795                 466
JNLSAI149P222450               13.190599                6968               91914                2315
JNLSAI149P222500               13.182934               41050              541154                8423
JNLSAI149P222600               13.179394              274951             3623682               70729
JNLSAI149P222700               13.171831                3794               49978                 931
JNLSAI149P222950               13.153083                9395              123572                3755
JNLSAI149P223000                13.14956               36891              485105               18115
JNLSAI149P223100               13.141935               38843              510472                8150
JNLSAI149P223200               13.133905                 573                7530                 168
JNLSAI149P223450               13.116118                8568              112383                2485
JNLSAI149P223500               13.112377               32537              426632                5621
JNLSAI149P223600               13.104962              160518             2103589               37253
JNLSAI149P223700               13.097565                1857               24327                 538
JNLSAI149P223950               13.079012               15013              196362                2968
JNLSAI149P224000               13.075167               22088              288806                4709
JNLSAI149P224050               13.070422                 330                4319                  44
JNLSAI149P224100                13.06767               35123              458979                6924
JNLSAI149P224200               13.059603                   0                   0                 260
JNLSAI149P224450               13.041968                7275               94883                2213
JNLSAI149P224500               13.036619               24954              325312               12576
JNLSAI149P224600                13.03152               57897              754484               14476
JNLSAI149P224700               13.023266                3783               49265                1147
JNLSAI149P224950               13.005151                1539               20014                 803
JNLSAI149P225000               13.001387               43555              566277                4684
JNLSAI149P225100               12.994083               60689              788595               15779
JNLSAI149P225450               12.968831                5013               65015                1528

JNLSAI149P225500               12.970372               21433              277995                5973
JNLSAI149P225600               12.957325               26624              344980                9169
JNLSAI149P225950               12.931338                4106               53096                1219
JNLSAI149P226000               12.927977               23097              298597                3075
JNLSAI149P226100               12.920656               50979              658686               15222
JNLSAI149P226450               12.894091                   0                   0                 334
JNLSAI149P226500               12.891348                6112               78790                4619
JNLSAI149P226600               12.883797               71525              921516               14166
JNLSAI149P226700               12.875893                5579               71840                 680
JNLSAI149P226950               12.858736                 776                9980                 129
JNLSAI149P227000               12.854676                1151               14796                 218
JNLSAI149P227100               12.847238               44686              574095               11202
JNLSAI149P227450               12.822084                2628               33699                1789
JNLSAI149P227500               12.820196                8614              110438                1250
JNLSAI149P227600               12.811276               18153              232557                3842
JNLSAI149P227700               12.803783                 698                8941                 239
JNLSAI149P227950               12.785129                  24                 312                 393
JNLSAI149P228000                12.78226                4098               52378                1565
JNLSAI149P228100               12.775065               41455              529590               13315
JNLSAI149P228450               12.749161                2568               32745                 920
JNLSAI149P228500               12.750053                2425               30917                 765
JNLSAI149P228600               12.738323                3008               38312                 951
JNLSAI149P228950               12.712638                3422               43497                 467
JNLSAI149P229000               12.710154                1853               23550                 758
JNLSAI149P229100               12.702863               23647              300379                7690
JNLSAI149P229500               12.673678                1421               18004                 173
JNLSAI149P229600               12.665923               26071              330214                2538
JNLSAI149P229700               12.658728                1065               13476                 333
JNLSAI149P230000               12.637747                   0                   0                 355
JNLSAI149P230100               12.630543                7948              100390                1733
JNLSAI149P230450               12.605817                1264               15940                 455
JNLSAI149P230500               12.601416                1666               20996                 343
JNLSAI149P230600               12.594528               45614              574491               12615
JNLSAI149P230950                12.56901                1032               12977                 248
JNLSAI149P231000               12.565246                   0                   0                   0
JNLSAI149P231100               12.558669                 973               12219                 251
JNLSAI149P231450                12.53458                   0                   0                 138
JNLSAI149P231500               12.530214                1663               20836                 593
JNLSAI149P232100               12.487659                2863               35752                1062
JNLSAI149P232600               12.452407                1476               18382                 760
JNLSAI149P232700               12.445235                   0                   0                 238
JNLSAI149P233000               12.424079                   0                   0                 811
JNLSAI149P233600               12.381727                 355                4399                  99
JNLSAI149P233950               12.356945                   0                   0                  54
JNLSAI149P234000               12.354412                   0                   0                   0
JNLSAI149P234100               12.346936                 955               11787                 124
JNLSAI149P234500               12.319699                   0                   0                   0
JNLSAI149P235100               12.277091                   0                   0                   6
JNLSAI149P235450               12.252697                   0                   0                 329
JNLSAI149P235600                12.24224                 774                9477                 257
JNLSAI149P236100               12.208286                   0                   0                   0
JNLSAI149P236500               12.180795                   0                   0                   0

JNLSAI149P237100               12.138645                   0                   0                 322
JNLSAI149P239100               12.001742                 701                8409                  78
JNLSAI149P242600               11.766654                   0                   0                   0
JNLSAI149P243600               11.700162                   0                   0                   0
JNLSAI149P246100               11.536061                   0                   0                   0
JNLSAI150P14000                11.134609             3821380            42549577              591678
JNLSAI150P15000                12.091105               31788              384349                5506
JNLSAI150P16000                11.886198               33449              397584                6033
JNLSAI150P17000                11.887339                3581               42569                 698
JNLSAI150P210000               11.320907               61925              701051                6806
JNLSAI150P211500               11.225149              803052             9014373               99117
JNLSAI150P212500               11.161608              465354             5194097               41310
JNLSAI150P213000               11.130149              586520             6528050               80999
JNLSAI150P214000               11.067222              338031             3741069               51287
JNLSAI150P214500               11.035945              132287             1459907               18179
JNLSAI150P215000               11.004723              323928             3564738               50003
JNLSAI150P215450               10.976685               69065              758103               11371
JNLSAI150P215500                10.97325               85324              936283               12892
JNLSAI150P215700               10.961233                6545               71744                1119
JNLSAI150P215750               10.958093                   0                   0                   0
JNLSAI150P216000               10.942589              311500             3408619               44182
JNLSAI150P216450               10.914411               39994              436508                2967
JNLSAI150P216500               10.912585              364475             3977366               41036
JNLSAI150P216700               10.899008               38582              420504                5948
JNLSAI150P216950               10.883777               35609              387558                6404
JNLSAI150P217000               10.880735              168377             1832065               24864
JNLSAI150P217100               10.874603              364560             3964440               63930
JNLSAI150P217200               10.868546               14373              156211                3257
JNLSAI150P217250               10.865372                   0                   0                   0
JNLSAI150P217500                10.84995               91044              987824               17096
JNLSAI150P217600               10.843094                1003               10878                  83
JNLSAI150P217950               10.822375               18979              205393                3689
JNLSAI150P218000               10.819244              225432             2439005               32042
JNLSAI150P218100                10.81291              225785             2441395               31937
JNLSAI150P218200               10.832742                1739               18835                 323
JNLSAI150P218250               10.830642                   0                   0                   0
JNLSAI150P218450               10.791711               35081              378584                6805
JNLSAI150P218500               10.788644               47490              512349                6586
JNLSAI150P218600               10.782575              209021             2253783               40258
JNLSAI150P218700               10.776007               13888              149661                 899
JNLSAI150P218950               10.761177               62728              675024               12413
JNLSAI150P219000               10.757337               91890              988495               14679
JNLSAI150P219200               10.745928                6537               70249                1065
JNLSAI150P219450               10.730593               40342              432890                8370
JNLSAI150P219500               10.727709               47217              506531                8480
JNLSAI150P219600               10.721634              185158             1985193               34442
JNLSAI150P219700               10.715786                2124               22758                 407
JNLSAI150P219950               10.700392               24996              267463                4371
JNLSAI150P220000               10.697424               84438              903269                8517
JNLSAI150P220100               10.691205               20270              216716                3854
JNLSAI150P220200               10.685092                8923               95344                1750
JNLSAI150P220450               10.669907               19110              203905                3568

JNLSAI150P220500               10.667014               62194              663419                9945
JNLSAI150P220600               10.661041              136078             1450731               26536
JNLSAI150P220700               10.655047               24090              256675                1016
JNLSAI150P220950               10.639929               29504              313925                3980
JNLSAI150P221000               10.639801               31399              334076                4008
JNLSAI150P221100                10.63093               44228              470188                6902
JNLSAI150P221200               10.624845                7704               81851                1160
JNLSAI150P221450               10.611121               34040              361206                7649
JNLSAI150P221500               10.606547               51928              550782                8046
JNLSAI150P221600               10.600817               87098              923314               18262
JNLSAI150P221700               10.594904                6530               69181                1234
JNLSAI150P221950                10.57981                2907               30756                 575
JNLSAI150P222000               10.576809               48460              512557                7537
JNLSAI150P222100               10.570817              108185             1143600               16190
JNLSAI150P222450               10.549225                4029               42498                 560
JNLSAI150P222500               10.537633               19007              200293                1682
JNLSAI150P222600               10.540923              110499             1164760               18347
JNLSAI150P222700               10.535225                 584                6152                 132
JNLSAI150P222950               10.519984                4459               46908                1037
JNLSAI150P223000               10.516971               17726              186420                6283
JNLSAI150P223100               10.511121               33594              353109                7179
JNLSAI150P223200               10.504552                1811               19027                 774
JNLSAI150P223450               10.490201                6919               72579                1281
JNLSAI150P223500               10.487266               11432              119887                2658
JNLSAI150P223600               10.481381               37373              391718                9388
JNLSAI150P223950               10.460722               10542              110279                1952
JNLSAI150P224000               10.456914               18831              196918                1306
JNLSAI150P224100               10.451511               22595              236150                4601
JNLSAI150P224450               10.430981                3480               36300                 699
JNLSAI150P224500               10.428014               22664              236340                6725
JNLSAI150P224600                10.42215               33169              345694                7562
JNLSAI150P224950               10.400858                1038               10792                 176
JNLSAI150P225000               10.399041                2411               25074                 179
JNLSAI150P225100                10.39269               17468              181536                2870
JNLSAI150P225450               10.372128                 745                7722                 186
JNLSAI150P225500               10.375049                8172               84790                1696
JNLSAI150P225600               10.363172               13980              144882                2937
JNLSAI150P226000               10.339541                9849              101834                1557
JNLSAI150P226100               10.333915               32746              338395                9006
JNLSAI150P226450               10.312739                2518               25971                 556
JNLSAI150P226500               10.309835                2919               30092                2223
JNLSAI150P226600               10.304326               21276              219239                4836
JNLSAI150P227000               10.280597                4769               49033                 489
JNLSAI150P227100               10.275235               18362              188674                3308
JNLSAI150P227500               10.245876                4214               43174                 105
JNLSAI150P227600               10.245697               17959              184006                2486
JNLSAI150P227950               10.225401                1954               19982                 310
JNLSAI150P228000               10.223242               16041              163995                3345
JNLSAI150P228100               10.217529                 686                7009                 718
JNLSAI150P228500               10.194594                 146                1492                  40
JNLSAI150P228600               10.188121                1009               10278                 283
JNLSAI150P229000               10.164958                 251                2551                  72

JNLSAI150P229100               10.159967                2679               27217                 644
JNLSAI150P229450               10.138836                3051               30929                 820
JNLSAI150P229500               10.135928                3971               40249                  81
JNLSAI150P229600               10.129608                1568               15884                 327
JNLSAI150P230000               10.108079                3317               33534                 750
JNLSAI150P230100               10.101981                7916               79970                2084
JNLSAI150P230450               10.082087                   0                   0                  65
JNLSAI150P230500               10.079024                   0                   0                   0
JNLSAI150P230600               10.073188               12109              121972                1984
JNLSAI150P231100               10.044367                1260               12658                  70
JNLSAI150P231450               10.025024                   0                   0                   0
JNLSAI150P231600               10.016628                2728               27327                 991
JNLSAI150P232700                  9.9542                   0                   0                   0
JNLSAI150P238600                9.626865                   0                   0                   0
JNLSAI150P243600                9.357974                   0                   0                   0
JNLSAI150P244000                9.335611                   0                   0                   0
JNLSAI173P14000                12.716313             2697539            34302754              450508
JNLSAI173P15000                14.398702                9205              132541                2038
JNLSAI173P16000                13.203382               22961              303166                4668
JNLSAI173P17000                13.762452                2138               29424                 474
JNLSAI173P210000               12.955865               39300              509162                4434
JNLSAI173P211000               12.895226                 380                4897                1280
JNLSAI173P211500               12.864746              742193             9548119              107821
JNLSAI173P212500               12.805641              525170             6725136               53224
JNLSAI173P213000               12.775698              354712             4531687               53506
JNLSAI173P214000               12.716222              336341             4276983               56288
JNLSAI173P214500               12.686436              149779             1900162               15945
JNLSAI173P215000                12.65715              438916             5555431               70766
JNLSAI173P215450               12.630504               50815              641817                8618
JNLSAI173P215500               12.627646               54704              690788                9122
JNLSAI173P215700               12.615649               23633              298144                4334
JNLSAI173P215750               12.611544                   0                   0                   0
JNLSAI173P216000               12.597644              360025             4535473               57464
JNLSAI173P216300               12.580061                2867               36061                 417
JNLSAI173P216450               12.571562               19320              242878                2929
JNLSAI173P216500                12.56877              385120             4840489               50746
JNLSAI173P216700               12.560396                4740               59530                 527
JNLSAI173P216950               12.542491               28775              360908                4951
JNLSAI173P217000               12.540117              224973             2821192               39208
JNLSAI173P217100               12.533771              508440             6372667               93565
JNLSAI173P217200               11.762891                9205              108279                1538
JNLSAI173P217250               12.522743                   0                   0                   0
JNLSAI173P217500               12.512412              102855             1286969               17058
JNLSAI173P217600                12.50387                3325               41580                  79
JNLSAI173P217950               12.484153               47115              588192                8066
JNLSAI173P218000                12.48063              170020             2121958               22335
JNLSAI173P218100               12.475155              200621             2502778               29942
JNLSAI173P218200                12.46929               19105              238220                4091
JNLSAI173P218250               12.467279                   0                   0                   0
JNLSAI173P218450               12.454875               21246              264612                4308
JNLSAI173P218500               12.452301               59311              738552                8099
JNLSAI173P218600                12.44623              230051             2863271               47926

JNLSAI173P218700               12.435209                 121                1499                  24
JNLSAI173P218950               12.426272               37890              470829                6811
JNLSAI173P219000               12.423017              117613             1461113               21452
JNLSAI173P219050               12.419532                 754                9363                  12
JNLSAI173P219200               12.410744                3503               43480                1290
JNLSAI173P219450               12.397962               17460              216470                2868
JNLSAI173P219500               12.394115               90115             1116897               17191
JNLSAI173P219600               12.388266              228827             2834770               49393
JNLSAI173P219700               12.382573                 748                9257                 165
JNLSAI173P219950               12.368052                8498              105106                1940
JNLSAI173P220000               12.365051               70246              868595               13580
JNLSAI173P220100               12.359471               38416              474800                8264
JNLSAI173P220200               12.353716                3799               46937                 970
JNLSAI173P220450               12.339267               17848              220235                2944
JNLSAI173P220500               12.336454               71721              884782               13866
JNLSAI173P220600               12.330699              143395             1768158               29207
JNLSAI173P220700                12.32377                3265               40235                 186
JNLSAI173P220950               12.310462               24246              298485                5306
JNLSAI173P221000               12.303743               57441              706740                6925
JNLSAI173P221100               12.301925               45109              554927                8753
JNLSAI173P221200               12.296494                5506               67706                 670
JNLSAI173P221450               12.296603                6726               82712                1953
JNLSAI173P221500               12.278985               59923              735794               10536
JNLSAI173P221600               12.273414              109643             1345688               23415
JNLSAI173P221700                12.26764                 299                3663                  72
JNLSAI173P221950               12.253289                8569              105002                1495
JNLSAI173P222000               12.250405               33140              405980                5167
JNLSAI173P222100                12.24468               91520             1120628               14222
JNLSAI173P222200               12.238307                 249                3044                  61
JNLSAI173P222450               12.224623                5093               62264                1031
JNLSAI173P222500               12.258165               16674              204391                2405
JNLSAI173P222600               12.216109               95924             1171819               20591
JNLSAI173P222700                12.21047                 267                3260                  67
JNLSAI173P222950               12.183513                4744               57800                 939
JNLSAI173P223000               12.193449               27899              340180                8463
JNLSAI173P223100               12.187679               27183              331296                4592
JNLSAI173P223200               12.181854                1908               23245                 540
JNLSAI173P223450               12.167783               19340              235322                4216
JNLSAI173P223500               12.164955               20780              252792                3324
JNLSAI173P223600               12.159278               56668              689046               12590
JNLSAI173P223700                12.15556                 946               11496                 237
JNLSAI173P223950               12.139303               10959              133035                2105
JNLSAI173P224000               12.135948               10876              131993                1469
JNLSAI173P224050               12.132763                 370                4491                  44
JNLSAI173P224100               12.130712               25329              307262                4813
JNLSAI173P224200               12.124454                   0                   0                  62
JNLSAI173P224450               12.111141               11347              137426                2024
JNLSAI173P224500                12.10651               36731              444683                8292
JNLSAI173P224600               12.102533               58687              710262               13344
JNLSAI173P224700               12.096476                 889               10748                 228
JNLSAI173P224950               12.082719                6801               82173                1722
JNLSAI173P225000               12.080146               16244              196231                2124

JNLSAI173P225100                12.07443               20567              248339                4973
JNLSAI173P225450               12.054364                 743                8960                 247
JNLSAI173P225500               12.052055                6174               74411                1772
JNLSAI173P225600               12.046345               38770              467039                7130
JNLSAI173P225950                12.02581                3146               37837                 244
JNLSAI173P226000                12.02309               11642              139978                1593
JNLSAI173P226100               12.018275               29442              353837                7271
JNLSAI173P226450               11.997683                 197                2361                  17
JNLSAI173P226500                11.99612               18298              219506                5804
JNLSAI173P226600               11.989859               40260              482709                6207
JNLSAI173P226950               11.970754                1500               17958                 316
JNLSAI173P227000               11.967746                1422               17014                 748
JNLSAI173P227100               11.961913               28028              335269                4119
JNLSAI173P227450               11.942602                1742               20810                 442
JNLSAI173P227500               11.934643                7440               88788                1523
JNLSAI173P227600               11.933779               17279              206207                1686
JNLSAI173P227950               11.914007                3636               43316                1019
JNLSAI173P228000                11.91218               14720              175345                5102
JNLSAI173P228100                11.90693                1280               15238                 223
JNLSAI173P228450               11.886649                1981               23548                 602
JNLSAI173P228500               11.885537                 836                9942                 265
JNLSAI173P228600               11.878009                2533               30093                 456
JNLSAI173P228950               11.859295                   0                   0                  78
JNLSAI173P229000               11.857265                4218               50012                 490
JNLSAI173P229100               11.851387                8203               97212                2545
JNLSAI173P229450               11.830872                1476               17467                 446
JNLSAI173P229500               11.828644                 898               10624                 166
JNLSAI173P229600               11.823294                6198               73277                1656
JNLSAI173P229700               11.817029                 308                3637                  88
JNLSAI173P229950               11.803891                   0                   0                   0
JNLSAI173P230000               11.800558                   0                   0                   0
JNLSAI173P230100               11.795592                5940               70068                1478
JNLSAI173P230450               11.776474                   0                   0                  35
JNLSAI173P230500               11.773503                   0                   0                   0
JNLSAI173P230600               11.768416                6466               76089                1980
JNLSAI173P230700               11.762447                1407               16547                 447
JNLSAI173P231000               11.749583                   0                   0                   0
JNLSAI173P231100               11.740808                7287               85555                 733
JNLSAI173P231500               11.718181                2205               25840                 643
JNLSAI173P232100               11.686114               14688              171641                4874
JNLSAI173P232600               11.658178                 430                5010                   0
JNLSAI173P233100               11.631189                2115               24603                 764
JNLSAI173P233600               11.596004                2049               23760                 239
JNLSAI173P233950               11.584946                 596                6906                 128
JNLSAI173P234000               11.582358                   0                   0                   0
JNLSAI173P234100                11.60198                 350                4057                  42
JNLSAI173P235600               11.495987                1502               17264                 559
JNLSAI173P236100                11.46921                2875               32973                 308
JNLSAI173P242600                  11.127                   0                   0                   0
JNLSAI173P244000               11.054643                   0                   0                   0
JNLSAI173P255100                10.49637                   0                   0                   0
JNLSAI174P14000                 8.832874              626735             5535873               71818

JNLSAI174P15000                 9.556183                5580               53326                 793
JNLSAI174P16000                 9.300276                8419               78303                1067
JNLSAI174P17000                 9.515964                 399                3793                  64
JNLSAI174P210000                8.999214               22195              199740                1832
JNLSAI174P211500                8.936182              275576             2462601               27757
JNLSAI174P212500                8.894551               75818              674367                5126
JNLSAI174P213000                8.874119              137621             1221266               15438
JNLSAI174P214000                8.832658              132656             1171705               16564
JNLSAI174P214500                8.812194               10167               89594                1954
JNLSAI174P215000                8.791716              111391              979319               13117
JNLSAI174P215450                8.773121               22990              201690                2071
JNLSAI174P215500                8.771253                9910               86925                1554
JNLSAI174P215600                8.766912                   0                   0                2001
JNLSAI174P215700                8.763021                9848               86294                1306
JNLSAI174P215750                8.761014                   0                   0                   0
JNLSAI174P216000                8.750566               70232              614569                8632
JNLSAI174P216450                8.732216                1463               12773                 198
JNLSAI174P216500                8.730421              123018             1073995               11562
JNLSAI174P216700                8.722007                2918               25450                 393
JNLSAI174P216950                8.710339                5080               44250                 699
JNLSAI174P217000                8.709634               43671              380358                6463
JNLSAI174P217100                8.705939              233802             2035468               30218
JNLSAI174P217200                8.159014                6468               52775                 846
JNLSAI174P217500                8.682689               54265              471164                7547
JNLSAI174P217950                8.671495               20590              178548                2859
JNLSAI174P218000                8.669494               40997              355421                4925
JNLSAI174P218100                 8.66542              105969              918262               11767
JNLSAI174P218200                8.681214                1204               10453                 177
JNLSAI174P218450                8.651259               14160              122505                2116
JNLSAI174P218500                 8.64922               19229              166320                2958
JNLSAI174P218600                8.645305               86484              747676               12981
JNLSAI174P218700                8.641776                 149                1286                  21
JNLSAI174P218950                8.631414               21104              182156                3204
JNLSAI174P219000                8.628862               37193              320932                4652
JNLSAI174P219200                8.621105                1425               12289                 234
JNLSAI174P219450                8.642612                7070               61106                1114
JNLSAI174P219500                8.609026               26945              231967                3711
JNLSAI174P219600                8.604961               51389              442201                7583
JNLSAI174P219700                8.600629                   0                   0                   0
JNLSAI174P219950                8.589373                4824               41435                 862
JNLSAI174P220000                8.588923                8409               72226                1007
JNLSAI174P220100                8.584299                 983                8440                 237
JNLSAI174P220450                8.570953                5842               50068                1917
JNLSAI174P220500                8.568938               18890              161863                2914
JNLSAI174P220600                8.564941               40312              345270                5425
JNLSAI174P220700                8.561583                2786               23854                 285
JNLSAI174P220950                8.551053                5333               45602                 428
JNLSAI174P221000                 8.54652               17687              151164                2021
JNLSAI174P221100                8.544853                5548               47409                 586
JNLSAI174P221200                8.540964                2483               21205                  10
JNLSAI174P221450                8.531009                4366               37243                1112
JNLSAI174P221500                8.528865               13120              111897                3231

JNLSAI174P221600                8.522416               20703              176437                2192
JNLSAI174P221950                8.511395                 291                2474                 171
JNLSAI174P222000                8.508635                8193               69711                1258
JNLSAI174P222100                8.507844                9332               79392                1085
JNLSAI174P222500                8.488802                5737               48700                 104
JNLSAI174P222600                8.485423               41600              352997                6582
JNLSAI174P222700                8.481461                   0                   0                   0
JNLSAI174P222950                8.471025                1680               14235                 232
JNLSAI174P223000                8.471995                5181               43891                 858
JNLSAI174P223100                8.465605               13613              115241                2925
JNLSAI174P223450                8.451755               16558              139941                3079
JNLSAI174P223500                8.449808                1264               10682                 716
JNLSAI174P223600                8.447158               19152              161784                2430
JNLSAI174P223950                8.432031                3021               25477                 563
JNLSAI174P224000                8.429171                 366                3085                  44
JNLSAI174P224100                8.426185                3423               28843                 534
JNLSAI174P224450                8.412291                   0                   0                 120
JNLSAI174P224500                8.410464                2844               23918                 576
JNLSAI174P224600                8.406295                7191               60450                1222
JNLSAI174P224950                8.394422                 121                1016                  24
JNLSAI174P225100                8.386937               20624              172971                3870
JNLSAI174P225500                8.371349                   0                   0                 314
JNLSAI174P225600                8.367566               23064              192993                3390
JNLSAI174P226100                8.347876                8877               74106                2127
JNLSAI174P226600                8.328189               23309              194118                3589
JNLSAI174P226700                 8.32401                6500               54102                 312
JNLSAI174P227100                8.308702                3371               28007                1460
JNLSAI174P227450                8.295292                 619                5136                 140
JNLSAI174P227600                8.289111                2734               22659                 265
JNLSAI174P228000                8.274255                2001               16556                 435
JNLSAI174P228100                8.270079                 414                3423                  56
JNLSAI174P229000                8.235564                   0                   0                   0
JNLSAI174P229100                 8.23195                1500               12348                 354
JNLSAI174P229600                8.212135                 333                2733                  59
JNLSAI174P230500                8.177934                   0                   0                   0
JNLSAI174P230600                8.174368               20838              170340                4490
JNLSAI174P232100                8.117106                4604               37369                1055
JNLSAI174P233600                8.059353               12400               99936                 608
JNLSAI174P243600                 7.69298                   0                   0                   0
JNLSAI17916500                 17.397408                   0                   0                   0
JNLSAI179P14000                 17.53931             1111423            19493594              248422
JNLSAI179P15000                17.482497                3540               61895                 719
JNLSAI179P16000                17.425663                2530               44088                 574
JNLSAI179P17000                17.369197                   0                   0                   0
JNLSAI179P210000                17.76877                6972              123883                1215
JNLSAI179P211500               17.682826              333038             5889055               65103
JNLSAI179P212500               17.624598              239714             4224860               38923
JNLSAI179P213000               17.633244              190917             3366490               34171
JNLSAI179P213500               17.567807               18498              324966                2590
JNLSAI179P214000               17.539293               67113             1177112               15919
JNLSAI179P214500               17.511224               51580              903225               12617
JNLSAI179P215000               17.482528              192819             3370970               47262

JNLSAI179P215450               17.454078               21265              371168                5834
JNLSAI179P215500               17.453991               43698              762703                8364
JNLSAI179P215700               17.442472                2489               43415                 647
JNLSAI179P216000               17.425713              148686             2590951               39603
JNLSAI179P216050               17.422142                3872               67463                 350
JNLSAI179P216300                17.40719                 143                2488                  39
JNLSAI179P216450               17.399969                4880               84914                 803
JNLSAI179P216500               17.396719              303648             5282470               65729
JNLSAI179P216700               17.385491                7344              127687                1282
JNLSAI179P216950               17.372214               21217              368583                4885
JNLSAI179P217000               17.369195               69883             1213814               17450
JNLSAI179P217100               17.363522              242097             4203655               66245
JNLSAI179P217500               17.340541               51206              887941               14984
JNLSAI179P217600               17.334607                2266               39272                 181
JNLSAI179P217950               17.315608               11076              191795                3150
JNLSAI179P218000               17.319277               94604             1638479               19201
JNLSAI179P218100               17.306871              122823             2125677               28758
JNLSAI179P218200                17.30074                1568               27128                  40
JNLSAI179P218450               17.287335               14653              253305                3553
JNLSAI179P218500               17.283211               38574              666687                8116
JNLSAI179P218600               17.279388              123570             2135206               36575
JNLSAI179P218700               17.273704                 165                2855                  51
JNLSAI179P218950               17.259482               23042              397687                7340
JNLSAI179P219000               17.257099               46980              810738               12257
JNLSAI179P219050               17.252942                 733               12642                  45
JNLSAI179P219100               17.250135                2525               43550                 252
JNLSAI179P219200               17.245351                4339               74820                 874
JNLSAI179P219450               17.230699               15003              258505                3505
JNLSAI179P219500               17.228654               34198              589187                9368
JNLSAI179P219600               17.223056               46618              802898               13138
JNLSAI179P219700               17.216801                 618               10635                 201
JNLSAI179P219950               17.203459               20127              346254                6483
JNLSAI179P220000               17.200656               86084             1480710                9604
JNLSAI179P220100               17.195099               12684              218098                3907
JNLSAI179P220200               17.189571                2379               40900                 577
JNLSAI179P220450               17.175389               12202              209577                3160
JNLSAI179P220500                17.17275               39568              679486               13166
JNLSAI179P220600               17.166932               80841             1387791               27766
JNLSAI179P220700               17.160634                   0                   0                   8
JNLSAI179P220950               17.147822                2627               45055                 852
JNLSAI179P221000               17.144612               13004              222945                3923
JNLSAI179P221100               17.139127               16451              281950                5104
JNLSAI179P221200               17.133723                 409                7015                 133
JNLSAI179P221450               17.119814                5111               87498                1982
JNLSAI179P221500               17.116784               42177              721930               11149
JNLSAI179P221600               17.111463               54983              940841               16833
JNLSAI179P221700               17.106218                 338                5777                 120
JNLSAI179P221950               17.091993                4749               81170                1565
JNLSAI179P222000               17.089368               20213              345431                5569
JNLSAI179P222100               17.083777               67819             1158608               16469
JNLSAI179P222200               17.076622                 212                3617                  77
JNLSAI179P222450               17.064325                1960               33445                 653

JNLSAI179P222500               17.061699               12541              213968                3615
JNLSAI179P222600               17.073886               72323             1234836               21540
JNLSAI179P222950                17.05725                2636               44962                 848
JNLSAI179P223000               17.033766               15144              257958                8024
JNLSAI179P223100                17.02838               26918              458362                7971
JNLSAI179P223200               17.022918                 105                1785                  30
JNLSAI179P223500               17.006102                6243              106171                2021
JNLSAI179P223600               17.000454               25314              430358                8257
JNLSAI179P223700               16.994509                 450                7653                 176
JNLSAI179P223950               16.979998                5299               89979                1683
JNLSAI179P224000                16.97802                6213              105491                1135
JNLSAI179P224100                16.97246               15888              269657                3938
JNLSAI179P224200               16.964617                   0                   0                  18
JNLSAI179P224450               16.953727                1403               23783                 443
JNLSAI179P224500               16.950936                3665               62121                1650
JNLSAI179P224600               16.945982                8809              149275                2829
JNLSAI179P224700               16.939802                1461               24749                 557
JNLSAI179P224950               16.925616                3588               60723                1214
JNLSAI179P225000               16.922918                 756               12788                  44
JNLSAI179P225100                16.91795               16690              282357                5934
JNLSAI179P225450               16.897832                5988              101191                1609
JNLSAI179P225500               16.895911                5279               89193                2890
JNLSAI179P225600               16.890369               14033              237031                5004
JNLSAI179P225950               16.874557                5127               86520                 642
JNLSAI179P226000               16.867384                1744               29411                 433
JNLSAI179P226100               16.863082               24967              421023                9753
JNLSAI179P226450               16.842842                  99                1673                  12
JNLSAI179P226500               16.841195                5233               88125                2251
JNLSAI179P226600               16.835386               18466              310880                5734
JNLSAI179P226950               16.816127                 743               12492                 324
JNLSAI179P227000               16.813022                 173                2910                  33
JNLSAI179P227100                16.80776                9918              166693                2171
JNLSAI179P227450               16.789794                 437                7345                 206
JNLSAI179P227500               16.785891                   0                   0                  26
JNLSAI179P227600               16.780445                1843               30930                 382
JNLSAI179P227950               16.768367                  18                 309                   2
JNLSAI179P228000               16.759289               10076              168870                1920
JNLSAI179P228100               16.754238                 494                8277                 191
JNLSAI179P228450               16.732574                 474                7927                 204
JNLSAI179P228500               16.734456                1225               20504                 559
JNLSAI179P228600               16.725422                 265                4431                 123
JNLSAI179P229000               16.703812                7096              118535                2000
JNLSAI179P229100               16.699487                1928               32194                 926
JNLSAI179P229500               16.677326                   0                   0                   0
JNLSAI179P229600               16.670495                 239                3992                  72
JNLSAI179P230100               16.632061                2275               37835                1046
JNLSAI179P230600               16.617846                3440               57158                1227
JNLSAI179P230950               16.597201                 781               12966                 248
JNLSAI179P231000               16.599496                   0                   0                   0
JNLSAI179P231500               16.562366                 317                5245                  12
JNLSAI179P232600               16.509974                 550                9085                 172
JNLSAI179P234000               16.434976                   0                   0                   0

JNLSAI179P235600               16.348789                 584                9548                 260
JNLSAI179P237000               16.275491                   0                   0                   0
JNLSAI179P243600               15.930121                   0                   0                   0
JNLSAI179P244000               15.907323                   0                   0                   0
JNLSAI18316500                 18.152884                   0                   0                   0
JNLSAI183P14000                12.837838             4052296            52022722              642093
JNLSAI183P15000                18.241802               10607              193497                2554
JNLSAI183P16000                18.182467               53784              816051               12541
JNLSAI183P16000                15.172826               53784              816051               12541
JNLSAI183P17000                18.123348                 312                5663                  31
JNLSAI183P210000               13.176756              111736             1472319               19174
JNLSAI183P211000               13.091348              117079             1532724               11071
JNLSAI183P211500               13.049257             4508326            58830307              665675
JNLSAI183P212500               12.964933             4849165            62869094              508336
JNLSAI183P213000                12.92278             1023153            13221983              161907
JNLSAI183P213500               12.880874               79214             1020351               11218
JNLSAI183P214000               12.839333              832182            10684658              136553
JNLSAI183P214200               12.822408                6756               86623                1137
JNLSAI183P214500               12.797716              457927             5860415               79041
JNLSAI183P215000                12.75626             3539036            45144862              574358
JNLSAI183P215450               12.719046              329802             4194766               59889
JNLSAI183P215500               12.714915              678280             8624274               98216
JNLSAI183P215600               12.706629               68424              869441                7495
JNLSAI183P215700               12.698501               63570              807246               14511
JNLSAI183P216000                12.67378             2763201            35020198              419756
JNLSAI183P216050               12.669145                2123               26898                 658
JNLSAI183P216300               12.646203                5612               70972                 892
JNLSAI183P216450               12.636486              107828             1362564               15484
JNLSAI183P216500                12.63269             3726255            47072628              479471
JNLSAI183P216600               12.624145               47955              605391                9928
JNLSAI183P216700               12.616065               74187              935953               10016
JNLSAI183P216950                 12.5959              152178             1916814               27139
JNLSAI183P217000               12.591633             1015771            12790220              173222
JNLSAI183P217100               12.583642             1994538            25098552              409911
JNLSAI183P217200                12.57547               24812              312026                5043
JNLSAI183P217450               12.552003                   0                   0                 254
JNLSAI183P217500               12.553255              574725             7214669              108699
JNLSAI183P217600               12.542464              203483             2552183               23824
JNLSAI183P217950               12.514277               96155             1203313               19303
JNLSAI183P218000               12.510282             1050573            13142970              179249
JNLSAI183P218100               12.502208             1808680            22612496              278186
JNLSAI183P218200               12.494253                5740               71722                1319
JNLSAI183P218450               12.473879              123303             1538063               26294
JNLSAI183P218500               12.469788              694244             8657080               97961
JNLSAI183P218550               12.463359                  99                1233                  17
JNLSAI183P218600               12.461773              853956            10641800              184543
JNLSAI183P218700               12.453539               24804              308902                5434
JNLSAI183P218800               12.442254                 464                5779                  81
JNLSAI183P218950               12.433149              123388             1534100               24989
JNLSAI183P219000               12.429476              786294             9773223              129986
JNLSAI183P219050               12.422006                 208                2581                  16
JNLSAI183P219100                12.42112                   0                   0                2901

JNLSAI183P219200               12.413132               58388              724780               12771
JNLSAI183P219450               12.392786               55629              689400                9154
JNLSAI183P219500               12.389319              574881             7122378               97831
JNLSAI183P219550               12.384621                7473               92553                1302
JNLSAI183P219600               12.381184              742652             9194905              155179
JNLSAI183P219700               12.373104               10925              135178                2594
JNLSAI183P219950               12.353151               86265             1065646               15374
JNLSAI183P220000               12.349319              798156             9856681               98465
JNLSAI183P220050               12.342068               15600              192531                1281
JNLSAI183P220100               12.340953              240293             2965448               50520
JNLSAI183P220200               12.332809               41466              511395                7729
JNLSAI183P220300               12.321308                 178                2189                  28
JNLSAI183P220450               12.313045              130405             1605679               24467
JNLSAI183P220500               12.319813              635786             7832760              118500
JNLSAI183P220550               12.301559                 659                8105                 107
JNLSAI183P220600               12.301044             1182098            14541042              249995
JNLSAI183P220700               12.292996               20521              252262                3849
JNLSAI183P220950               12.273156               62208              763491               12449
JNLSAI183P221000               12.265271              546546             6703537               83143
JNLSAI183P221100                12.26087              265152             3250998               40940
JNLSAI183P221200               12.253235                9180              112479                2016
JNLSAI183P221450               12.233441               52795              645866               13780
JNLSAI183P221500               12.229475              482071             5895479               78004
JNLSAI183P221600               12.222735              957473            11702938              178673
JNLSAI183P221700               12.213594                8462              103346                2106
JNLSAI183P221950               12.193789               25778              314330                6337
JNLSAI183P222000               12.189758              332585             4054126               53375
JNLSAI183P222100               12.181996             1298208            15814764              209928
JNLSAI183P222200                12.17403                6073               73930                1698
JNLSAI183P222450               12.154317               39833              484141                5808
JNLSAI183P222500               12.150337              222823             2707380               43279
JNLSAI183P222600               12.142552              459467             5579105              104747
JNLSAI183P222700               12.134174                9855              119581                2167
JNLSAI183P222800               12.123016                  84                1016                  22
JNLSAI183P222950               12.135674               32833              398448                6992
JNLSAI183P223000               12.111062              222648             2696509               66553
JNLSAI183P223050               12.106412                1731               20955                 448
JNLSAI183P223100               12.104363              272873             3302956               66835
JNLSAI183P223200               12.095301               12787              154660                2782
JNLSAI183P223300               12.083808                2064               24942                 274
JNLSAI183P223450               12.075717               44637              539029                9416
JNLSAI183P223500               12.071741              164889             1990502               33131
JNLSAI183P223600               12.063927              500925             6043120              119875
JNLSAI183P223700                12.05607                3014               36337                 530
JNLSAI183P223800                12.04134                1011               12171                  86
JNLSAI183P223950               12.036624               41483              499314                9393
JNLSAI183P224000               12.032635              103731             1248152               17306
JNLSAI183P224100               12.024859              263843             3172677               52120
JNLSAI183P224200               12.012929                6034               72481                1038
JNLSAI183P224450               11.997576               23394              280675                5987
JNLSAI183P224500               11.993746              129414             1552153               43722
JNLSAI183P224600               11.985992              276820             3317958               54382

JNLSAI183P224700               11.978129                3909               46827                1058
JNLSAI183P224950               11.958284               20556              245819                3240
JNLSAI183P225000               11.954572               80032              956744               11537
JNLSAI183P225050               11.950321                1211               14476                 382
JNLSAI183P225100                 11.9471              190865             2280279               37023
JNLSAI183P225200               11.935251                8707              103925                 879
JNLSAI183P225450               11.919949               18770              223732                3744
JNLSAI183P225500               11.916224               77515              923682               18138
JNLSAI183P225600               11.908393              258810             3082011               56702
JNLSAI183P225700               11.896536                1853               22046                 145
JNLSAI183P225950               11.877275               15161              180066                1746
JNLSAI183P226000               11.877329               88936             1056323                9952
JNLSAI183P226050               11.873262                 567                6731                 165
JNLSAI183P226100               11.869727              306425             3637181               75180
JNLSAI183P226200                11.86182                1532               18167                 448
JNLSAI183P226450               11.842927               27129              321287                5692
JNLSAI183P226500               11.839077               40824              483318               13744
JNLSAI183P226600               11.831277              175130             2072013               39932
JNLSAI183P226700               11.823102                8454               99951                2467
JNLSAI183P226800               11.815502                3322               39248                 979
JNLSAI183P226950               11.804309                9859              116382                2369
JNLSAI183P227000                 11.7965               27731              327123                4489
JNLSAI183P227100               11.792801              199977             2358291               40397
JNLSAI183P227450               11.766351               38456              452481                8419
JNLSAI183P227500               11.762165               19885              233887                2958
JNLSAI183P227600               11.754861              131255             1542882               23231
JNLSAI183P227950                11.72808                 475                5575                 145
JNLSAI183P228000               11.724525               12544              147072                2352
JNLSAI183P228100               11.716776               60460              708395                9153
JNLSAI183P228200                11.70467                2040               23878                 343
JNLSAI183P228450               11.685804                1461               17076                 417
JNLSAI183P228500               11.686629                2004               23415                 984
JNLSAI183P228600               11.678539               43598              509164               12399
JNLSAI183P228950               11.652322                3756               43769                1060
JNLSAI183P229000               11.648811               12489              145486                3464
JNLSAI183P229100               11.641047               45045              524374               12441
JNLSAI183P229450               11.609773                4870               56540                 610
JNLSAI183P229500               11.610437               11548              134080                1535
JNLSAI183P229550               11.607168                   0                   0                  45
JNLSAI183P229600               11.603349               73537              853278                8811
JNLSAI183P229700               11.590828                 220                2545                  55
JNLSAI183P230000               11.568505                2820               32618                 351
JNLSAI183P230100                11.56534               41353              478256                8177
JNLSAI183P230450               11.539361                1006               11603                 329
JNLSAI183P230500               11.530903                5360               61809                 958
JNLSAI183P230600               11.528195               78714              907431               16732
JNLSAI183P230700               11.515941                 944               10873                 121
JNLSAI183P230950               11.497653                1974               22695                 436
JNLSAI183P231000               11.493524                2973               34175                 699
JNLSAI183P231100               11.490354               13115              150691                2564
JNLSAI183P231600               11.453018               14929              170981                3815
JNLSAI183P232000               11.422777                4072               46515                1364

JNLSAI183P232100               11.416406                1289               14710                 223
JNLSAI183P232550                11.38273                2221               25277                 780
JNLSAI183P232600               11.378798               11981              136328                2989
JNLSAI183P232700               11.371725                   0                   0                   0
JNLSAI183P233000               11.345027               10023              113712                3042
JNLSAI183P233100               11.337531                4304               48800                 937
JNLSAI183P233600               11.300863                   0                   0                 814
JNLSAI183P234100               11.268841                   0                   0                   7
JNLSAI183P234500               11.246177                   0                   0                   0
JNLSAI183P234600               11.227694                1039               11668                 311
JNLSAI183P235100               11.196082                 179                1999                  14
JNLSAI183P236100               11.123869                3351               37277                 731
JNLSAI183P236600                11.08768                   0                   0                   0
JNLSAI183P237600                11.01155                   0                   0                   0
JNLSAI183P238600               10.944655                   0                   0                   0
JNLSAI183P238950               10.919982                   0                   0                   0
JNLSAI183P239100               10.903868                 258                2811                  26
JNLSAI183P240000               10.845521                   0                   0                  38
JNLSAI183P241000               10.775534                   0                   0                   0
JNLSAI183P242000               10.705698                   0                   0                   0
JNLSAI183P243600               10.595996                   0                   0                   0
JNLSAI183P245500               10.465604                   0                   0                   0
JNLSAI183P246000                10.43292                   0                   0                   0
JNLSAI183P246100               10.424922                   0                   0                   0
JNLSAI183P251000               10.098577                   0                   0                   0
JNLSAI18416500                 15.257218                   0                   0                   0
JNLSAI184P14000                11.495694             3600019            41384713              599781
JNLSAI184P15000                15.331975               13401              205456                2836
JNLSAI184P16000                15.282076               70360              925925               16650
JNLSAI184P16000                13.159806               70360              925925               16650
JNLSAI184P17000                15.232566                 351                5343                  30
JNLSAI184P210000               11.799121              120015             1416071               19153
JNLSAI184P211000               11.722606              106405             1247344                9048
JNLSAI184P211500               11.684936             4522803            52848659              655389
JNLSAI184P212500               11.609308             4483363            52048737              449267
JNLSAI184P213000                11.57183             1040696            12042753              162704
JNLSAI184P213500                11.53416               62953              726114                9897
JNLSAI184P214000               11.496929              850572             9778961              136780
JNLSAI184P214200               11.481796                6305               72393                1029
JNLSAI184P214500               11.459699              474782             5440863               82082
JNLSAI184P215000               11.422583             3371122            38506920              538905
JNLSAI184P215450               11.389251              413406             4708382               76489
JNLSAI184P215500               11.385528              671549             7645945               94682
JNLSAI184P215600               11.378131               72025              819508                7254
JNLSAI184P215700               11.370821               71488              812873               16192
JNLSAI184P216000               11.348741             2556134            29008907              376202
JNLSAI184P216050               11.344576                2052               23284                 626
JNLSAI184P216300               11.324051                8239               93296                1227
JNLSAI184P216450               11.315307              105193             1190290               14396
JNLSAI184P216500               11.312174             3488614            39463803              442321
JNLSAI184P216600               11.304317               68225              771231               12098
JNLSAI184P216700               11.296993               68924              778639               10239

JNLSAI184P216950               11.278997              161322             1819548               28731
JNLSAI184P217000               11.275392             1121391            12644124              180567
JNLSAI184P217100                11.26801             1939048            21849211              411830
JNLSAI184P217200                11.26069               23603              265784                4638
JNLSAI184P217250               11.256959                   0                   0                   0
JNLSAI184P217450                11.23969                   0                   0                 246
JNLSAI184P217500               11.238835              578158             6497819              107485
JNLSAI184P217600               11.231139              201931             2267914               22519
JNLSAI184P217950               11.205975               95927             1074953               18717
JNLSAI184P218000               11.202314             1030259            11541288              173524
JNLSAI184P218100               11.195064             1758387            19685256              268086
JNLSAI184P218200               11.187788                9149              102352                1942
JNLSAI184P218450               11.169752              142096             1587172               29286
JNLSAI184P218500               11.166045              660796             7378481               92174
JNLSAI184P218550               11.160095                 105                1175                  16
JNLSAI184P218600               11.158886              844186             9420180              179954
JNLSAI184P218700               11.151479               33310              371458                7166
JNLSAI184P218800               11.141251                 468                5215                  75
JNLSAI184P218950               11.133417              120984             1346971               27663
JNLSAI184P219000               11.129985              791683             8811418              129461
JNLSAI184P219050               11.123444                 220                2443                  15
JNLSAI184P219100               11.122461               24367              271020                9250
JNLSAI184P219200               11.115396               59193              657958               12657
JNLSAI184P219450               11.097571               64932              720583               12988
JNLSAI184P219500               11.093604              567470             6295287               95213
JNLSAI184P219550               11.089765                7524               83440                1232
JNLSAI184P219600                11.08673              629683             6981129              143382
JNLSAI184P219700               11.079279               67936              752686               12650
JNLSAI184P219950               11.061509               79114              875125               16466
JNLSAI184P220000               11.057969              724019             8006176               88175
JNLSAI184P220050               11.051832               13949              154165                1148
JNLSAI184P220100               11.051045              242080             2675238               50812
JNLSAI184P220200               11.043502               39689              438305                7334
JNLSAI184P220300               11.033277                 193                2129                  28
JNLSAI184P220450               11.025635              133331             1470056               25557
JNLSAI184P220500               11.022056              574319             6330175              110511
JNLSAI184P220550               11.015391                 673                7413                 103
JNLSAI184P220600               11.014945             1086674            11969649              230152
JNLSAI184P220700               11.007786               24146              265797                4426
JNLSAI184P220950               10.989903               61202              672604               12451
JNLSAI184P221000               10.985986              527582             5796008               76732
JNLSAI184P221100               10.979329              221778             2434975               34202
JNLSAI184P221200               10.972025               14962              164162                3274
JNLSAI184P221450                10.95433               48597              532348               13622
JNLSAI184P221500               10.950775              461831             5057404               74374
JNLSAI184P221600               10.944005              925193            10125321              165822
JNLSAI184P221700               10.936571                7426               81217                1770
JNLSAI184P221950               10.918863               21773              237735                7352
JNLSAI184P222000               10.915492              297718             3249738               45775
JNLSAI184P222100               10.908271             1265035            13799343              197977
JNLSAI184P222200               10.901211                2506               27318                1037
JNLSAI184P222450               10.883412               31946              347684                5233

JNLSAI184P222500                10.87998              213019             2317641               40811
JNLSAI184P222600               10.873015              466812             5075654              105202
JNLSAI184P222700               10.865516                7363               79999                1712
JNLSAI184P222800               10.857684                 134                1450                  32
JNLSAI184P222950               10.867902               27409              297880                6608
JNLSAI184P223000               10.844859              201919             2189778               65930
JNLSAI184P223050               10.840658                1415               15339                 356
JNLSAI184P223100               10.838383              245269             2658320               64096
JNLSAI184P223200               10.831178               10525              113996                1635
JNLSAI184P223300               10.820165                2127               23019                 261
JNLSAI184P223450               10.813126               33434              361527                7042
JNLSAI184P223500               10.809652              123649             1336600               26649
JNLSAI184P223600               10.802603              442538             4780559              111298
JNLSAI184P223700               10.795423                2977               32139                 494
JNLSAI184P223950               10.778211               57066              615064               12509
JNLSAI184P224000               10.774576               71302              768244               11079
JNLSAI184P224050               10.767551                   0                   0                   9
JNLSAI184P224100               10.767634              243495             2621860               47182
JNLSAI184P224200               10.756945                5866               63100                 966
JNLSAI184P224450               10.743182               17717              190338                4487
JNLSAI184P224500               10.739785              103565             1112269               38743
JNLSAI184P224600               10.732811              270091             2898834               51011
JNLSAI184P224700               10.725819                3919               42031                1006
JNLSAI184P224950               10.708426               20383              218267                2238
JNLSAI184P225000                10.70496               54200              580214                8090
JNLSAI184P225050               10.700811                1182               12651                 363
JNLSAI184P225100               10.697976              156363             1672768               35215
JNLSAI184P225200               10.687337                7904               84470                 602
JNLSAI184P225450               10.673759               14237              151960                2573
JNLSAI184P225500               10.670366               77835              830525               20821
JNLSAI184P225600               10.663356              260215             2774768               54815
JNLSAI184P225700               10.652678                1905               20289                 140
JNLSAI184P225950                10.63904               14681              156192                1764
JNLSAI184P226000                10.63547               73954              786535                8370
JNLSAI184P226050               10.631581                 590                6273                 156
JNLSAI184P226100               10.628746              303348             3224210               77321
JNLSAI184P226200               10.621727                1464               15546                 412
JNLSAI184P226450               10.604721               25504              270463                5395
JNLSAI184P226500               10.601272               34723              368108               13967
JNLSAI184P226600               10.594297              181375             1921544               42598
JNLSAI184P226700               10.586966                6832               72329                2000
JNLSAI184P226800               10.580161                3061               32381                 875
JNLSAI184P226950               10.570188                9856              104178                2113
JNLSAI184P227000               10.563109               28529              301352                4163
JNLSAI184P227100               10.560115              178324             1883127               35272
JNLSAI184P227450                10.53613               24408              257168                6762
JNLSAI184P227500               10.532769               11605              122231                1847
JNLSAI184P227600               10.525699              131115             1380076               22378
JNLSAI184P227950               10.503988                 127                1335                  31
JNLSAI184P228000               10.498585               10067              105689                2037
JNLSAI184P228100               10.491785               48253              506257                6875
JNLSAI184P228200               10.480894                 670                7022                 105

JNLSAI184P228500               10.464625                1476               15451                2453
JNLSAI184P228600               10.457632               35856              374972               10182
JNLSAI184P228950               10.434049                1784               18612                 559
JNLSAI184P229000               10.431265               10970              114427                3297
JNLSAI184P229100               10.423919               29642              308985                8061
JNLSAI184P229500               10.396584                4953               51499                 610
JNLSAI184P229550                10.39128                   0                   0                  43
JNLSAI184P229600               10.390152               36137              375470                6235
JNLSAI184P230000               10.358967                3038               31473                 351
JNLSAI184P230100               10.356193               39524              409322                7172
JNLSAI184P230450               10.333065                1096               11330                 316
JNLSAI184P230500               10.325469                5810               59988                 940
JNLSAI184P230600               10.323042               77122              796136               15439
JNLSAI184P230700               10.311976                1017               10488                 120
JNLSAI184P230950               10.294416                1257               12943                 246
JNLSAI184P231000               10.291819                2995               30821                 665
JNLSAI184P231100               10.289028                4633               47672                1020
JNLSAI184P231600               10.255574               18279              187461                2970
JNLSAI184P232000               10.229985                4217               43140                1309
JNLSAI184P232100               10.222759                1207               12336                 172
JNLSAI184P232550               10.192683                2315               23596                 737
JNLSAI184P232600               10.189103                8626               87889                3586
JNLSAI184P232700               10.182746                   0                   0                   0
JNLSAI184P233100               10.152345                4455               45228                 898
JNLSAI184P233600               10.119308                   0                   0                 787
JNLSAI184P234100               10.091357                 233                2347                  35
JNLSAI184P234500               10.063322                   0                   0                   0
JNLSAI184P234600               10.053774                 986                9912                 282
JNLSAI184P235100               10.025293                 190                1903                  14
JNLSAI184P235600                9.988597                4111               41059                1374
JNLSAI184P236100                9.960905                1910               19030                 539
JNLSAI184P236600                9.928441                   0                   0                   0
JNLSAI184P237600                9.868166                   0                   0                   0
JNLSAI184P238600                9.800276                   0                   0                   0
JNLSAI184P238950                9.778274                   0                   0                   0
JNLSAI184P240000                9.711698                   0                   0                  35
JNLSAI184P241000                9.648884                   0                   0                   0
JNLSAI184P242000                9.586453                   0                   0                   0
JNLSAI184P243600                9.487284                   0                   0                   0
JNLSAI184P244000                9.462447                   0                   0                   0
JNLSAI184P245500                9.371438                   0                   0                   0
JNLSAI184P246000                9.341855                   0                   0                   0
JNLSAI184P251000                9.042738                   0                   0                   0
JNLSAI185P14000                10.505957              805191             8459299              128164
JNLSAI185P16000                11.496613               31379              360748                6290
JNLSAI185P210000               10.781848                4627               49890                 470
JNLSAI185P211500               10.678896               41482              442983                4861
JNLSAI185P212500               10.609861               58925              625188                5265
JNLSAI185P213000               10.575003               16250              171846                1117
JNLSAI185P213500               10.539268               12239              128991                1367
JNLSAI185P214000               10.507058               19871              208782                2386
JNLSAI185P214500               10.472974                9259               96969                1424

JNLSAI185P215000               10.439273               43844              457704                4997
JNLSAI185P215450               10.408586                1859               19354                 339
JNLSAI185P215500               10.405307               15221              158381                2045
JNLSAI185P215700               10.391721                   0                   0                   0
JNLSAI185P216000               10.372084               40035              415249                5175
JNLSAI185P216450               10.335666                 751                7766                  52
JNLSAI185P216500               10.340071               41378              427856                4445
JNLSAI185P216700               10.351364                  32                 329                   4
JNLSAI185P216950               10.307797                2943               30331                  59
JNLSAI185P217000               10.304562               38533              397069                6490
JNLSAI185P217100               10.297691               28428              292746                5399
JNLSAI185P217200               10.291115                 714                7344                 126
JNLSAI185P217500               10.271185                9172               94212                1121
JNLSAI185P217600               10.266527                  87                 892                  10
JNLSAI185P218000                10.23767               17934              183607                1458
JNLSAI185P218100               10.231071              124640             1275205               14090
JNLSAI185P218450               10.207345                4669               47657                 760
JNLSAI185P218500               10.214433               21575              220375                1074
JNLSAI185P218600               10.198387               21663              220924                2081
JNLSAI185P218700               10.191156                 402                4093                  76
JNLSAI185P218950                10.17497                6291               64010                1328
JNLSAI185P219000               10.166497               18415              187215                1269
JNLSAI185P219200               10.158258                 916                9306                 153
JNLSAI185P219450               10.139348                6762               68560                 435
JNLSAI185P219500               10.135794               12404              125726                 969
JNLSAI185P219600               10.132148               14819              150147                2909
JNLSAI185P219950               10.109261                 875                8844                 189
JNLSAI185P220000               10.105748               10620              107326                1621
JNLSAI185P220100               10.099143                2426               24505                 459
JNLSAI185P220200                10.09267                1215               12259                 258
JNLSAI185P220450                10.07361                1272               12810                 170
JNLSAI185P220500               10.072494                3614               36398                 471
JNLSAI185P220600               10.067952               17435              175539                4847
JNLSAI185P220950                10.04097                 549                5511                  28
JNLSAI185P221000               10.040038                3764               37788                1075
JNLSAI185P221100               10.034173               16898              169559                2069
JNLSAI185P221450               10.010619                 296                2963                  73
JNLSAI185P221500               10.007749               14778              147892                2113
JNLSAI185P221600               10.001423               39220              392257                9147
JNLSAI185P222000                9.972577                5348               53331                 201
JNLSAI185P222100                9.966191               25320              252343                2712
JNLSAI185P222450                9.945315                 303                3014                  14
JNLSAI185P222500                9.942735                  67                 663                  11
JNLSAI185P222600                9.936736                6508               64669                1370
JNLSAI185P222950                9.911044                 309                3062                  60
JNLSAI185P223000                9.911921                 281                2783                  42
JNLSAI185P223100                9.904835                6036               59789                 518
JNLSAI185P223450                 9.87919                 250                2474                 103
JNLSAI185P223500                9.874775                 417                4116                  38
JNLSAI185P223600                9.872236                5866               57910                1047
JNLSAI185P223700                9.863403                 208                2055                  38
JNLSAI185P223950                9.845328                 204                2012                  20

JNLSAI185P224000                9.843771                1485               14616                  28
JNLSAI185P224100                9.837692                4471               43984                 366
JNLSAI185P224500                9.811786                1621               15908                 144
JNLSAI185P224600                9.808571               18370              180183                4533
JNLSAI185P225000                9.780226                3352               32784                 204
JNLSAI185P225100                9.776935                8264               80792                1204
JNLSAI185P225450                9.751413                   0                   0                  15
JNLSAI185P225600                9.742529               13300              129574                 960
JNLSAI185P225950                9.719673                 312                3032                  47
JNLSAI185P226000                9.716617                   0                   0                  17
JNLSAI185P226100                9.713462                9617               93410                2272
JNLSAI185P226500                 9.68788                 949                9191                 173
JNLSAI185P226600                9.681882                1993               19298                 557
JNLSAI185P226950                 9.66045                 545                5269                 142
JNLSAI185P227100                9.650763                1624               15675                 186
JNLSAI185P227600                9.616208                1713               16477                 467
JNLSAI185P227950                9.597255                 475                4558                 123
JNLSAI185P228600                9.553564                 385                3679                  70
JNLSAI185P228950                9.532035                5119               48799                 499
JNLSAI185P229600                9.494999                2553               24243                 477
JNLSAI185P230100                9.464347                7199               68133                1840
JNLSAI185P230600                9.433547                1590               14998                 421
JNLSAI185P230950                 9.40959                1034                9732                 186
JNLSAI185P231600                 9.36705                 143                1338                   7
JNLSAI185P232100                 9.34258                   0                   0                   0
JNLSAI185P233600                9.248141                   0                   0                  28
JNLSAI185P235600                9.128653                3714               33906                1094
JNLSAI18616500                 18.321023                   0                   0                   0
JNLSAI186P14000                19.841209             2334466            46318631              598061
JNLSAI186P15000                18.410811                8664              159516                2362
JNLSAI186P16000                18.350942               67956              924081               15725
JNLSAI186P16000                13.598134               67956              924081               15725
JNLSAI186P17000                18.291858                 141                2581                   8
JNLSAI186P210000               20.364977               68349             1391931               18120
JNLSAI186P211000               20.232767               65376             1322741                9007
JNLSAI186P211500               20.167905             2550098            51430137              584315
JNLSAI186P212500               20.037317             2518830            50470603              406847
JNLSAI186P213000               19.972542              614492            12272969              151480
JNLSAI186P213500               19.907657               41049              817191               10301
JNLSAI186P214000               19.844798              474175             9409912              123322
JNLSAI186P214200               19.813676                3968               78624                 620
JNLSAI186P214500               19.779159              294246             5819932               70319
JNLSAI186P215000               19.715055             2009955            39626380              504746
JNLSAI186P215450               19.657557              186729             3670632               53037
JNLSAI186P215500               19.651087              325779             6401917               70192
JNLSAI186P215600               19.638333               43114              846678                6909
JNLSAI186P215700               19.625853               35876              704099               13647
JNLSAI186P216000               19.587604             1594571            31233830              383454
JNLSAI186P216050                19.58044                1398               27365                 661
JNLSAI186P216300               19.544941                3640               71153                 894
JNLSAI186P216450               19.529964               49663              969925               11318
JNLSAI186P216500               19.524114             2014486            39331059              411651

JNLSAI186P216600               19.510873               40380              787852               11936
JNLSAI186P216700               19.498269               31442              613071                6814
JNLSAI186P216950               19.467239               88897             1730588               24769
JNLSAI186P217000               19.461257              555786            10816287              145617
JNLSAI186P217100               19.448295             1085380            21108799              358286
JNLSAI186P217200               19.435664               14506              281930                4616
JNLSAI186P217250               19.429231                   0                   0                   0
JNLSAI186P217450               19.404002                   0                   0                   0
JNLSAI186P217500               19.397947              331462             6429680               98803
JNLSAI186P217600               19.384638              120785             2341373               22450
JNLSAI186P217950               19.341218               61099             1181727               19815
JNLSAI186P218000               19.335046              568549            10992930              152390
JNLSAI186P218100               19.322371              952261            18399949              232143
JNLSAI186P218200               19.310325                3849               74320                1325
JNLSAI186P218450               19.278691               56139             1082281               18906
JNLSAI186P218500               19.272284              371097             7151884               83921
JNLSAI186P218550               19.263234                  64                1237                  16
JNLSAI186P218600               19.259961              478396             9213893              162858
JNLSAI186P218700               19.247193                5637              108488                2971
JNLSAI186P218800               19.229764                 296                5697                  79
JNLSAI186P218950               19.216114               75434             1449547               25632
JNLSAI186P219000               19.210055              430817             8276020              115407
JNLSAI186P219050                 19.1986                 131                2514                  15
JNLSAI186P219100               19.197073                   0                   0                2833
JNLSAI186P219200               19.185704               28953              555482                9915
JNLSAI186P219450               19.153407               25593              490200                7156
JNLSAI186P219500               19.147461              332002             6356997               87703
JNLSAI186P219550               19.140918                5096               97544                1529
JNLSAI186P219600               19.135402              408169             7810481              141741
JNLSAI186P219700               19.122661                1197               22894                 396
JNLSAI186P219950               19.091959               43965              839371               11434
JNLSAI186P220000               19.086083              426095             8132476               81733
JNLSAI186P220050               19.074844                8392              160080                1157
JNLSAI186P220100               19.073329              128923             2458987               44264
JNLSAI186P220200               19.060718               18525              353099                5315
JNLSAI186P220300               19.043862                 116                2206                  28
JNLSAI186P220450               19.030027               63185             1202419               19993
JNLSAI186P220500               19.048861              343741             6547873              104998
JNLSAI186P220550               19.012056                 449                8530                 113
JNLSAI186P220600               19.011493              654681            12446458              220034
JNLSAI186P220700               18.999291               10852              206171                3443
JNLSAI186P220950               18.968406               34651              657278               11186
JNLSAI186P221000               18.961476              317245             6015427               74974
JNLSAI186P221100               18.949814              117625             2228967               29831
JNLSAI186P221200               18.932179                2053               38862                 474
JNLSAI186P221450               18.907465               32380              612222               13654
JNLSAI186P221500               18.900772              234559             4433353               59135
JNLSAI186P221600               18.889718              540046            10201317              158015
JNLSAI186P221700               18.876233                3501               66089                1348
JNLSAI186P221950                18.84547               13341              251409                6183
JNLSAI186P222000               18.839598              173832             3274917               45007
JNLSAI186P222100               18.827385              765080            14404450              191819

JNLSAI186P222200               18.815173                2970               55874                1400
JNLSAI186P222450               18.784491               23998              450796                5523
JNLSAI186P222500               18.778569              119149             2237456               38391
JNLSAI186P222600               18.766384              339977             6380146              114638
JNLSAI186P222700               18.753637                5591              104848                1849
JNLSAI186P222950               18.759057               17516              328590                6500
JNLSAI186P223000                18.71794              119305             2233136               59197
JNLSAI186P223050               18.710695                 469                8781                 188
JNLSAI186P223100               18.708911              163537             3059596               66016
JNLSAI186P223200               18.692508                4560               85239                1285
JNLSAI186P223300               18.675518                1336               24956                 276
JNLSAI186P223450               18.663185               18147              338689                6261
JNLSAI186P223500               18.657146               74509             1390119               26035
JNLSAI186P223600               18.645024              288551             5380048              111397
JNLSAI186P223700               18.633293                1043               19441                 294
JNLSAI186P223950               18.602862               26676              496252                8439
JNLSAI186P224000               18.596723               48165              895708               13613
JNLSAI186P224100               18.584726              133503             2481113               42046
JNLSAI186P224200               18.566416                3467               64374                1007
JNLSAI186P224450               18.542561                9679              179472                3940
JNLSAI186P224500               18.536615               60135             1114701               37569
JNLSAI186P224600               18.524477              149848             2775855               46719
JNLSAI186P224700                18.51243                2525               46743                1063
JNLSAI186P224950               18.482053               12880              238056                2406
JNLSAI186P225000                 18.4752               29339              542044                6897
JNLSAI186P225050               18.469344                 818               15101                 398
JNLSAI186P225100               18.464113               95266             1759011               31603
JNLSAI186P225200               18.446061                4651               85790                 612
JNLSAI186P225450                18.42268                9955              183397                2741
JNLSAI186P225500               18.416698               37898              697963               15264
JNLSAI186P225600                18.40465              163310             3005673               53852
JNLSAI186P225950               18.363016                7074              129904                1179
JNLSAI186P226000               18.356545               42065              772176                7134
JNLSAI186P226050               18.350447                 349                6407                 161
JNLSAI186P226100               18.345096              163773             3004432               62484
JNLSAI186P226200                18.33291                 972               17815                 445
JNLSAI186P226450               18.303443               18226              333605                5819
JNLSAI186P226500               18.297493               19434              355588               11407
JNLSAI186P226600               18.285411              115878             2118885               34211
JNLSAI186P226700               18.272785                4773               87213                2230
JNLSAI186P226800               18.261069                2217               40482                1012
JNLSAI186P226950               18.244011                5809              105980                2227
JNLSAI186P227000               18.231764               11662              212624                2614
JNLSAI186P227100               18.226734               98914             1802885               32487
JNLSAI186P227450                18.18511               16421              298613                6929
JNLSAI186P227500               18.179183                6324              114967                2188
JNLSAI186P227600               18.166795               78971             1434650               23064
JNLSAI186P227950               18.126064                 264                4779                 135
JNLSAI186P228000               18.120299                8295              150312                2847
JNLSAI186P228100               18.108524               29441              533132                6401
JNLSAI186P228500               18.061098                 965               17424                 834
JNLSAI186P228600               18.049668               22477              405707               10412

JNLSAI186P228950               18.008961                1806               32517                 968
JNLSAI186P229000               18.002335                6556              118016                3529
JNLSAI186P229100               17.991437               16017              288165                6951
JNLSAI186P229500               17.944072                2788               50025                 619
JNLSAI186P229550               17.937023                   0                   0                  46
JNLSAI186P229600                17.93303               22999              412441                6621
JNLSAI186P230000               17.879341                1839               32878                 355
JNLSAI186P230100               17.874495               25419              454346                8019
JNLSAI186P230450               17.834311                 653               11650                 329
JNLSAI186P230500               17.821037                2322               41380                 657
JNLSAI186P230600               17.817117               49019              873377               17124
JNLSAI186P230700               17.798118                 308                5485                  61
JNLSAI186P231000               17.763443                2054               36485                 746
JNLSAI186P231100               17.758621                3752               66626                 960
JNLSAI186P231600               17.700866               11237              198913                3555
JNLSAI186P232000               17.655906                2553               45081                1334
JNLSAI186P232100               17.643637                 483                8530                 198
JNLSAI186P232550               17.592313                1356               23854                 760
JNLSAI186P232600               17.586147                6423              112956                2967
JNLSAI186P233100               17.522424                2871               50300                 972
JNLSAI186P233600               17.465685                   0                   0                 820
JNLSAI186P234100               17.416561                   0                   0                   7
JNLSAI186P234500               17.371215                   0                   0                   0
JNLSAI186P234600               17.359704                 641               11122                 296
JNLSAI186P235100               17.303986                   0                   0                   0
JNLSAI186P236100               17.192101                1315               22603                 616
JNLSAI186P236600               17.136197                   0                   0                   0
JNLSAI186P237600               17.031449                   0                   0                   0
JNLSAI186P240000               16.761938                   0                   0                  36
JNLSAI186P241000                16.65381                   0                   0                   0
JNLSAI186P243600               16.375609                   0                   0                   0
JNLSAI186P245500               16.175594                   0                   0                   0
JNLSAI186P251000                15.60753                   0                   0                   0
JNLSAI187P14000                 5.798528             3069409            17798055              235242
JNLSAI187P16000                 8.089606               70896              573523                9373
JNLSAI187P210000                5.950916               18206              108341                 976
JNLSAI187P211000                5.912347                4961               29333                 313
JNLSAI187P211500                 5.89408              418279             2465370               17343
JNLSAI187P212500                 5.85579              699504             4096149               24346
JNLSAI187P213000                5.836995               25882              151074                3002
JNLSAI187P214000                5.799203               37228              215894                4608
JNLSAI187P214500                5.780437              154310              891981               10193
JNLSAI187P215000                5.761378              204763             1179716               14128
JNLSAI187P215450                5.746608                5320               30570                 235
JNLSAI187P215500                5.743061              279270             1603863               19187
JNLSAI187P215700                5.735514                2069               11866                 152
JNLSAI187P216000                5.725316              195069             1116830               12310
JNLSAI187P216450                5.706553               11977               68350                 752
JNLSAI187P216500                5.705813              185207             1056758               11335
JNLSAI187P216600                5.700948               18619              106147                 173
JNLSAI187P216700                5.697887                8239               46948                 251
JNLSAI187P216950                5.689224               18061              102752                1223

JNLSAI187P217000                5.687482              103401              588091                8977
JNLSAI187P217100                5.683708              260379             1479919               17309
JNLSAI187P217200                5.679943                2888               16401                 543
JNLSAI187P217450                5.669523                   0                   0                 246
JNLSAI187P217500                5.669001               28708              162744                2367
JNLSAI187P217600                 5.66543                 674                3819                  10
JNLSAI187P217950                5.652506               11923               67394                 520
JNLSAI187P218000                5.650649               97624              551638                7229
JNLSAI187P218100                5.646906              399888             2258132               17082
JNLSAI187P218450                5.634128               12454               70169                 999
JNLSAI187P218500                5.635064               12490               70383                3686
JNLSAI187P218600                5.628772               85281              480030                6731
JNLSAI187P218700                5.624788                2135               12007                 213
JNLSAI187P218950                5.615982              106484              598011                7941
JNLSAI187P219000                 5.61426               66608              373957                5165
JNLSAI187P219050                5.610848                1060                5946                   8
JNLSAI187P219200                5.606888                4889               27414                 476
JNLSAI187P219450                5.597637                6799               38060                 401
JNLSAI187P219500                 5.59586               96691              541072                8868
JNLSAI187P219600                5.592324               26318              147181                1630
JNLSAI187P219700                5.587212                   0                   0                   0
JNLSAI187P219950                5.579625                8142               45430                 900
JNLSAI187P220000                5.577665               24309              135589                1237
JNLSAI187P220100                5.574561               23571              131399                2386
JNLSAI187P220200                5.570426                5645               31443                 477
JNLSAI187P220450                5.559786                4369               24293                  90
JNLSAI187P220500                5.559681               28777              159992                2682
JNLSAI187P220600                5.556074              161138              895293               18445
JNLSAI187P220700                5.550977                6073               33712                 213
JNLSAI187P220950                5.541954                1310                7260                  28
JNLSAI187P221000                5.541658               34156              189282                2560
JNLSAI187P221100                  5.5381               47167              261213                3426
JNLSAI187P221200                5.534486                   0                   0                   0
JNLSAI187P221450                5.525715                2559               14142                 155
JNLSAI187P221500                5.523692               81724              451418                4455
JNLSAI187P221600                5.520224               93359              515364                9685
JNLSAI187P221950                5.507324                1105                6088                 123
JNLSAI187P222000                5.505879               37156              204574                2603
JNLSAI187P222100                5.502346               76138              418939                4785
JNLSAI187P222450                  5.4897                2691               14771                 236
JNLSAI187P222500                 5.48639               24926              136756                 411
JNLSAI187P222600                 5.48428               33787              185296                2066
JNLSAI187P223000                5.470371                1470                8043                 278
JNLSAI187P223100                 5.46669                9972               54514                 652
JNLSAI187P223200                5.462983                 514                2808                  62
JNLSAI187P223450                5.452657                 255                1390                  25
JNLSAI187P223500                5.452403                7518               40991                 258
JNLSAI187P223600                5.449033               56360              307110                4687
JNLSAI187P223700                5.445552                   0                   0                   0
JNLSAI187P223950                5.434093                2633               14307                 213
JNLSAI187P224000                5.435806                6767               36782                 268
JNLSAI187P224100                5.458996               24693              134797                 493

JNLSAI187P224450                5.417274               10329               55954                 246
JNLSAI187P224500                5.415329                7338               39737                 532
JNLSAI187P224600                5.413713               13384               72457                 954
JNLSAI187P224700                5.410095                   0                   0                   0
JNLSAI187P224950                5.399694                 468                2527                   0
JNLSAI187P225000                5.399345               17749               95830                 936
JNLSAI187P225100                5.385052               21397              115223                 715
JNLSAI187P225450                5.383884               30927              166508                 391
JNLSAI187P225500                 5.37188                4126               22162                 206
JNLSAI187P225600                5.378127                9052               48683                 577
JNLSAI187P226000                5.362895                1625                8715                  92
JNLSAI187P226100                5.359546               10591               56762                 360
JNLSAI187P226200                5.355968                 919                4923                  95
JNLSAI187P226450                  5.3492                7092               37936                 566
JNLSAI187P226500                 5.34555                6330               33837                   0
JNLSAI187P226600                5.342131                5948               31775                 612
JNLSAI187P226700                5.339833                 531                2833                  61
JNLSAI187P226950                5.331796                1028                5479                 141
JNLSAI187P227100                5.326535               29011              154526                5003
JNLSAI187P227450                5.312754                4285               22764                 183
JNLSAI187P227500                5.312489                4264               22652                  79
JNLSAI187P227600                5.312527               24851              132021                1670
JNLSAI187P227950                5.295391                1994               10561                   0
JNLSAI187P228000                 5.29367                 879                4655                   0
JNLSAI187P228100                5.290228                4659               24646                 354
JNLSAI187P228450                5.278204                 459                2420                   0
JNLSAI187P228500                5.276488                 734                3874                   0
JNLSAI187P228600                 5.27311                1050                5539                 183
JNLSAI187P229000                5.259362                 984                5177                   0
JNLSAI187P229100                5.257907                6511               34233                 868
JNLSAI187P229450                5.244029                2885               15128                 205
JNLSAI187P229600                5.238887               21234              111242                1947
JNLSAI187P230000                5.225277                1547                8083                   0
JNLSAI187P230100                5.223874                7579               39589                1153
JNLSAI187P230450                5.212066                   0                   0                  14
JNLSAI187P230600                5.206887               21215              110467                1373
JNLSAI187P231100                5.188047                5927               30751                 208
JNLSAI187P231450                5.176246                 920                4763                   0
JNLSAI187P231500                5.174564                 540                2795                   0
JNLSAI187P232100                5.156483                   0                   0                   0
JNLSAI187P232700                5.134347                1921                9865                   0
JNLSAI187P233000                5.124342                4600               23573                   0
JNLSAI187P233600                5.104384                7237               36940                 157
JNLSAI187P233950                5.092787                 221                1127                   0
JNLSAI187P235450                5.043359                1929                9730                   0
JNLSAI187P236100                5.022089                1603                8051                  78
JNLSAI187P237100                4.989541                4196               20936                   0
JNLSAI187P242000                4.835597                   0                   0                   0
JNLSAI188P14000                11.466766             1997800            22908306              300322
JNLSAI188P16000                 9.266272               83687              775465               12825
JNLSAI188P210000               11.767904                4615               54309                 497
JNLSAI188P211000               11.691651                4409               51549                 558

JNLSAI188P211500               11.655548              350173             4081461               28256
JNLSAI188P212500               11.579949              537173             6220433               38072
JNLSAI188P213000               11.542632               49988              576995                5832
JNLSAI188P213500               11.503141               24420              280907                1622
JNLSAI188P214000               11.467977               43946              503968                8268
JNLSAI188P214500               11.430861               65916              753476                8230
JNLSAI188P215000               11.393888              263843             3006192               33834
JNLSAI188P215450               11.360638               14759              167676                1652
JNLSAI188P215500               11.356849              101053             1147644               13086
JNLSAI188P215700               11.339395                3857               43731                 479
JNLSAI188P216000               11.320167              224642             2542989               25527
JNLSAI188P216300               11.295071                 101                1142                  18
JNLSAI188P216450               11.284684                7765               87626                 841
JNLSAI188P216500               11.283506              253272             2857796               24365
JNLSAI188P216600               11.273614                9834              110866                 176
JNLSAI188P216700               11.268608                7786               87743                 502
JNLSAI188P216950                11.25054               19676              221361                3044
JNLSAI188P217000               11.246982              123721             1391486               23105
JNLSAI188P217100               11.239627              260127             2923733               24718
JNLSAI188P217200               11.232247                3604               40481                 558
JNLSAI188P217500               11.210482               46528              521602                5069
JNLSAI188P217600               11.202817                3946               44206                 751
JNLSAI188P217950                 11.1777                3201               35783                 540
JNLSAI188P218000               11.174252              115146             1286672               13175
JNLSAI188P218100                11.16674              237095             2647582               31382
JNLSAI188P218200               11.156955                 624                6958                  10
JNLSAI188P218450               11.141563               10058              112064                1155
JNLSAI188P218500               11.137977               52863              588789                7736
JNLSAI188P218600               11.130804               66861              744212               13856
JNLSAI188P218700               11.123484                2836               31552                 568
JNLSAI188P218950               11.105551               48276              536126                8339
JNLSAI188P219000                11.10187               80760              896583               10169
JNLSAI188P219050               11.095444                 565                6263                   8
JNLSAI188P219100               11.091845                   0                   0                 318
JNLSAI188P219200                11.08746               10644              118016                2146
JNLSAI188P219450               11.069226                7712               85370                1009
JNLSAI188P219500               11.066009               88209              976119               13584
JNLSAI188P219550               11.059516                 337                3722                  14
JNLSAI188P219600               11.058828               48733              538934                9877
JNLSAI188P219700               11.048701                5421               59900                 838
JNLSAI188P219800               11.041526                 135                1492                   1
JNLSAI188P219950               11.033864                1888               20827                 815
JNLSAI188P220000                11.03015               85285              940704               11316
JNLSAI188P220100                11.02297               13754              151612                3438
JNLSAI188P220200               11.015396                1395               15370                 277
JNLSAI188P220450               10.996081                3564               39188                 103
JNLSAI188P220500               10.994583               30194              331965                4951
JNLSAI188P220600               10.987309              132685             1457846               30186
JNLSAI188P220700               10.977101                5970               65531                 527
JNLSAI188P220950               10.962238                3020               33106                 495
JNLSAI188P221000               10.958521               57809              633499                7731
JNLSAI188P221100               10.951615               39229              429625                6001

JNLSAI188P221200                10.94176                 377                4122                  76
JNLSAI188P221450               10.926757                1254               13703                 266
JNLSAI188P221500               10.923123               83103              907739               10964
JNLSAI188P221600               10.916166               74727              815729               18430
JNLSAI188P221950               10.890884                1139               12406                 166
JNLSAI188P222000               10.887767               59432              647082                6606
JNLSAI188P222100               10.880624               93327             1015461               12780
JNLSAI188P222450               10.852882                1003               10882                  20
JNLSAI188P222500               10.852336               16377              177731                2327
JNLSAI188P222600               10.845542               44278              480218               13442
JNLSAI188P222700                10.83522                1377               14923                 194
JNLSAI188P222950               10.821122                2884               31206                 545
JNLSAI188P223000                 10.8175                7255               78486                1475
JNLSAI188P223100               10.810112               15140              163662                3975
JNLSAI188P223200               10.803086                 261                2816                  62
JNLSAI188P223450               10.786125                 891                9605                 148
JNLSAI188P223500               10.782512               23705              255595                2047
JNLSAI188P223600               10.775319               29915              322340                5856
JNLSAI188P223700               10.764816                 234                2521                  52
JNLSAI188P223800               10.757262                1030               11076                  55
JNLSAI188P223950                10.75078                4577               49202                 806
JNLSAI188P224000               10.744095               13709              147294                 580
JNLSAI188P224100               10.740061               14729              158191                1791
JNLSAI188P224450               10.712124                2847               30496                 334
JNLSAI188P224500               10.712672               14490              155223                1423
JNLSAI188P224600               10.705668               45173              483602                7436
JNLSAI188P224700               10.695466                 245                2625                  57
JNLSAI188P224800               10.689011                  28                 300                   2
JNLSAI188P224950               10.681371                4188               44735                 963
JNLSAI188P225000               10.677536                5269               56262                 357
JNLSAI188P225100               10.671138               55855              596031                8496
JNLSAI188P225200               10.660727                1585               16893                 161
JNLSAI188P225450               10.646488               15847              168714                 700
JNLSAI188P225500               10.628499                6850               72801                 538
JNLSAI188P225600               10.636362               59927              637408                6420
JNLSAI188P225950               10.610162                  88                 930                  19
JNLSAI188P226000                10.60539               10201              108185                 543
JNLSAI188P226100               10.601975               29856              316529                9097
JNLSAI188P226200                 10.5915                 584                6191                  74
JNLSAI188P226450               10.574369                1070               11316                 291
JNLSAI188P226500               10.574572                8117               85830                2179
JNLSAI188P226600               10.567443               43493              459605                7776
JNLSAI188P226700               10.557278                 360                3800                  71
JNLSAI188P226950               10.543685                 575                6062                 159
JNLSAI188P227000               10.536536                1814               19112                 230
JNLSAI188P227100               10.533267               25303              266522                5505
JNLSAI188P227450               10.509321                4394               46181                 599
JNLSAI188P227500               10.506134                6870               72177                 473
JNLSAI188P227600               10.509767               21146              222237                2520
JNLSAI188P227700               10.492171                 773                8115                 219
JNLSAI188P227950               10.471672                2354               24655                 621
JNLSAI188P228000               10.468344                 237                2484                  21

JNLSAI188P228100               10.461402                4100               42892                 517
JNLSAI188P228500               10.439693                 173                1806                  50
JNLSAI188P228600               10.430595                2810               29312                 827
JNLSAI188P228950               10.407663                   0                   0                  48
JNLSAI188P229000               10.404156                   4                  40                   0
JNLSAI188P229100               10.397512                7935               82503                2158
JNLSAI188P229450               10.369921                4134               42869                 573
JNLSAI188P229600               10.359424                3480               36050                 360
JNLSAI188P230100               10.330138                7710               79649                2246
JNLSAI188P230450               10.306884                   0                   0                  14
JNLSAI188P230600                10.29657               12807              131867                1850
JNLSAI188P231100               10.259066                1330               13642                 128
JNLSAI188P231600               10.226074                 618                6319                  92
JNLSAI188P232100               10.196959                   0                   0                   0
JNLSAI188P234100               10.082336                   0                   0                   0
JNLSAI188P235600                9.963495                4659               46424                1426
JNLSAI188P242000                9.562199                   0                   0                   0
JNLSAI189P14000                12.721231             1292988            16448395              223341
JNLSAI189P16000                12.012339               51466              618229                9613
JNLSAI189P211500               12.930662               53676              694065                8121
JNLSAI189P212500               12.847042               99972             1284347                9223
JNLSAI189P213000               12.805406               26104              334277                4664
JNLSAI189P213500               12.761632               11156              142368                1420
JNLSAI189P214000               12.722615               26792              340860                5233
JNLSAI189P214500               12.681386               53075              673065                9539
JNLSAI189P215000                12.64041               99089             1252523               14790
JNLSAI189P215450               12.604102                 381                4803                 184
JNLSAI189P215500               12.599361              101405             1277634               16036
JNLSAI189P215700                12.58293                1396               17567                 258
JNLSAI189P216000               12.558643               52545              659893                8279
JNLSAI189P216450               12.519046                 131                1641                  79
JNLSAI189P216500               12.517632               56904              712299                6355
JNLSAI189P216700                12.49894                   0                   0                   7
JNLSAI189P216950               12.481652                2785               34765                1127
JNLSAI189P217000               12.477415               51832              646724               10638
JNLSAI189P217100               12.469351              127926             1595153               13840
JNLSAI189P217500               12.436919                6274               78028                1525
JNLSAI189P217600               12.430689                1158               14393                  32
JNLSAI189P217950               12.400716                6952               86214                 782
JNLSAI189P218000               12.396015               52887              655592                7737
JNLSAI189P218100               12.387457              148831             1843633               12406
JNLSAI189P218450               12.360442                2234               27609                 545
JNLSAI189P218500               12.356372               19995              247064                4989
JNLSAI189P218600               12.348132               23957              295830                7330
JNLSAI189P218700               12.340428                 363                4485                  78
JNLSAI189P218950                12.32059               11129              137116                2856
JNLSAI189P219000               12.316542               27236              335449                4532
JNLSAI189P219050               12.309405                 499                6148                   8
JNLSAI189P219200               12.302598                2360               29040                 526
JNLSAI189P219450               12.279545                 641                7872                 165
JNLSAI189P219500               12.276667               48835              599528               10830
JNLSAI189P219550               12.269548                 477                5858                  22

JNLSAI189P219600               12.268705               12215              149866                2819
JNLSAI189P219800               12.249517                 183                2246                   1
JNLSAI189P219950               12.240609                1668               20419                 632
JNLSAI189P220000               12.236908               24424              298875                4836
JNLSAI189P220100               12.220507                1090               13317                 151
JNLSAI189P220200               12.220857                 391                4775                 125
JNLSAI189P220450                12.19823                1183               14427                  25
JNLSAI189P220500               12.197005               13362              162977                2362
JNLSAI189P220600               12.189352               41412              504790               12553
JNLSAI189P220700               12.177973                1760               21433                 231
JNLSAI189P220950               12.161554                1605               19514                 415
JNLSAI189P221000               12.157326               22031              267843                2540
JNLSAI189P221100               12.149968               14704              178651                1458
JNLSAI189P221450               12.121854                 870               10551                 205
JNLSAI189P221500                12.11822               39412              477603                5054
JNLSAI189P221600               12.110518               65982              799077               12605
JNLSAI189P221950               12.079366                 364                4396                  19
JNLSAI189P222000               12.079134               32034              386944                4430
JNLSAI189P222100               12.071677               27773              335272                3746
JNLSAI189P222200               12.063317                   0                   0                   8
JNLSAI189P222450               12.040135                 262                3151                  14
JNLSAI189P222500               12.036189                 772                9293                  96
JNLSAI189P222600               12.032194               25160              302735                5510
JNLSAI189P223000               11.997002                3258               39085                 536
JNLSAI189P223100                11.99188                5297               63516                1274
JNLSAI189P223450                11.96555                 808                9665                  32
JNLSAI189P223500               11.961903                1965               23502                 515
JNLSAI189P223600               11.954259                8582              102589                1503
JNLSAI189P223800               11.934965                 530                6323                  16
JNLSAI189P223950               11.926478                1347               16068                 151
JNLSAI189P224000               11.918796                 580                6914                 326
JNLSAI189P224100               11.915318                7327               87306                 841
JNLSAI189P224450               11.884671                4006               47610                 149
JNLSAI189P224500               11.884804                2966               35249                 516
JNLSAI189P224600               11.876364               17215              204450                3639
JNLSAI189P224800               11.859943                  41                 480                   3
JNLSAI189P224950               11.849933                2172               25732                 629
JNLSAI189P225000               11.847565                 767                9086                 235
JNLSAI189P225100               11.838651               13048              154469                4253
JNLSAI189P225450               11.811258               15695              185376                 777
JNLSAI189P225500               11.804072                 665                7846                  70
JNLSAI189P225600               11.800162                5592               65985                1049
JNLSAI189P226000               11.769474                  40                 472                   4
JNLSAI189P226100               11.761598               24175              284331                5548
JNLSAI189P226500               11.731368                5796               67994                2192
JNLSAI189P226600               11.723588                8120               95190                1294
JNLSAI189P226950               11.697734                 480                5614                 142
JNLSAI189P227000               11.689305                1637               19132                 236
JNLSAI189P227100               11.685559               15316              178981                4710
JNLSAI189P227450               11.658955                1582               18450                 476
JNLSAI189P227500               11.655245                2440               28443                 809
JNLSAI189P227600               11.643706               10163              118332                1527

JNLSAI189P227950                11.61727                3334               38737                 939
JNLSAI189P228000               11.617278                1694               19682                 465
JNLSAI189P228100                11.60598                   0                   0                  29
JNLSAI189P228600               11.568168                1435               16595                 332
JNLSAI189P228950               11.546324                   0                   0                  75
JNLSAI189P229100               11.534836                3558               41040                1191
JNLSAI189P229450                11.50455                1268               14591                 216
JNLSAI189P229600               11.493368                1377               15826                 196
JNLSAI189P230100               11.460211                7316               83843                2327
JNLSAI189P230450               11.434554                   0                   0                  16
JNLSAI189P230600               11.418943                2462               28119                 490
JNLSAI189P231100               11.385849                4773               54347                 590
JNLSAI189P232100               11.312544                 824                9318                  40
JNLSAI189P232600               11.271299                 222                2505                   0
JNLSAI189P233600               11.198251                   0                   0                  42
JNLSAI189P235600               11.053546                4190               46315                1364
JNLSAI189P236100               11.017663                 760                8373                  79
JNLSAI189P243600               10.499449                   0                   0                   0
JNLSAI190P14000                23.530613             1605106            37769133              432280
JNLSAI190P15000                14.046796                   0                   0                 160
JNLSAI190P16000                20.250495               33054              669363               10402
JNLSAI190P17000                   10.258                  50                 513                   3
JNLSAI190P210000               24.148719               22939              553939                4808
JNLSAI190P211000               23.992209                2156               51731                 527
JNLSAI190P211500               23.918126              248797             5950755               52565
JNLSAI190P212500               23.763018              453938            10786931               71056
JNLSAI190P213000               23.686023               79971             1894202               25500
JNLSAI190P213500               23.605414               22533              531911                5155
JNLSAI190P214000               23.533229               67478             1587980               20504
JNLSAI190P214500               23.457024               34265              803748               10347
JNLSAI190P215000               23.380921              273368             6391599               65124
JNLSAI190P215450                23.31269               59999             1398727               15672
JNLSAI190P215500               23.305309               69619             1622502               15512
JNLSAI190P215600                23.28995               87402             2035580                8195
JNLSAI190P215700               23.274994                5165              120215                1872
JNLSAI190P216000               23.229702              246296             5721388               58894
JNLSAI190P216300               23.185627                2137               49553                 538
JNLSAI190P216450               23.161905                4587              106254                3456
JNLSAI190P216500               23.154259              327435             7581524               63742
JNLSAI190P216700               23.122582                7825              180944                 795
JNLSAI190P216950               23.087776               13621              314474                5648
JNLSAI190P217000               23.079638              115812             2672902               38232
JNLSAI190P217100               23.064645              284665             6565689               85890
JNLSAI190P217200               23.049521                5336              122990                1264
JNLSAI190P217450               23.006974                2391               55021                 518
JNLSAI190P217500               23.004393               61398             1412435               13470
JNLSAI190P217600               22.989091               10286              236459                 534
JNLSAI190P217950               22.938296               13345              306114                3785
JNLSAI190P218000               22.930266               97522             2236204               26631
JNLSAI190P218100               22.914984              253708             5813721               70815
JNLSAI190P218450               22.863427               17325              396112                5510
JNLSAI190P218500               22.855463               76484             1748081               18889

JNLSAI190P218600               22.841372               62493             1427418               24598
JNLSAI190P218700               22.824957                3071               70091                1658
JNLSAI190P218950               22.789514               26773              610144               12495
JNLSAI190P219000               22.780488              100371             2286504               22041
JNLSAI190P219050               22.768795                 263                5984                   8
JNLSAI190P219100               22.761406               15337              349086                7605
JNLSAI190P219200               22.754536               10790              245523                3633
JNLSAI190P219450                22.71498               18042              409833                4931
JNLSAI190P219500               22.708263               82203             1866677               23728
JNLSAI190P219550                22.69496                 398                9041                 413
JNLSAI190P219600               22.693668              106545             2417895               32552
JNLSAI190P219700               22.677765                 953               21622                 389
JNLSAI190P219800               22.658133                  98                2228                   1
JNLSAI190P219950               22.641981               11139              252214                3009
JNLSAI190P220000               22.634764               92235             2087723               30332
JNLSAI190P220050               22.623441                  27                 601                 158
JNLSAI190P220100               22.619976               43239              978064               13468
JNLSAI190P220200               22.604921                7727              174660                2926
JNLSAI190P220300                22.58456                1690               38177                 597
JNLSAI190P220450               22.564715                9435              212889                3347
JNLSAI190P220500               22.561133               45890             1035320               13377
JNLSAI190P220600               22.546402              197439             4451529               73175
JNLSAI190P220700               22.526112                3841               86529                 901
JNLSAI190P220950               22.495528                3539               79609                1262
JNLSAI190P221000               22.487469              110003             2473698               30660
JNLSAI190P221100               22.473755               47881             1076063               11181
JNLSAI190P221200               22.458466                3154               70832                1446
JNLSAI190P221450               22.422066                2643               59262                1225
JNLSAI190P221500               22.415071               70848             1588068               16167
JNLSAI190P221550               22.401715                 786               17603                  66
JNLSAI190P221600               22.400193              124939             2798649               39493
JNLSAI190P221700                22.38593                1008               22575                 364
JNLSAI190P221950               22.349185                4748              106114                1866
JNLSAI190P222000               22.343023               62344             1392950               13606
JNLSAI190P222100               22.328473              140596             3139304               36527
JNLSAI190P222200               22.313897                   0                   0                   9
JNLSAI190P222450               22.276817                5962              132810                 866
JNLSAI190P222500               22.263868               26746              595466                7176
JNLSAI190P222600               22.255826              113857             2533982               46978
JNLSAI190P222700               22.234883                1145               25450                 235
JNLSAI190P222800               22.229762                  44                 976                  22
JNLSAI190P222950               22.204484                6164              136875                1975
JNLSAI190P223000                22.19927               24446              542683               12461
JNLSAI190P223100               22.183672               31433              697304               13515
JNLSAI190P223200               22.168848               10230              226794                3756
JNLSAI190P223450               22.133128               25365              561417                5714
JNLSAI190P223500               22.126495                9868              218336                4305
JNLSAI190P223600               22.112007               54337             1201495               24362
JNLSAI190P223700               22.090762               11860              261996                2439
JNLSAI190P223800                22.06962                 580               12803                  62
JNLSAI190P223950               22.061152                8719              192355                2862
JNLSAI190P224000               22.044395               20158              444371                2666

JNLSAI190P224100               22.039802               26124              575774                5878
JNLSAI190P224200               22.018926                 412                9079                 244
JNLSAI190P224450               21.983051                 932               20486                3629
JNLSAI190P224500               21.983429               23369              513730                7213
JNLSAI190P224600               21.968644              309145             6791502               94982
JNLSAI190P224700               21.947554                 951               20863                 216
JNLSAI190P224800               21.932669                  20                 437                   3
JNLSAI190P224950               21.918894               21894              479882                6850
JNLSAI190P225000               21.911143               20336              445580                4722
JNLSAI190P225100               21.897935               69703             1526354               27328
JNLSAI190P225200               21.876275               13769              301213                2806
JNLSAI190P225450               21.847068               10881              237725                3455
JNLSAI190P225500               21.841161               13153              287274                4798
JNLSAI190P225600               21.826706               18565              405212                4465
JNLSAI190P225950               21.777073                6179              134565                1147
JNLSAI190P226000               21.762994                4072               88624                1329
JNLSAI190P226100               21.756128              157800             3433122               65980
JNLSAI190P226200               21.741605                 240                5215                 129
JNLSAI190P226450               21.699549                5423              117674                1737
JNLSAI190P226500               21.699839               21525              467090               10261
JNLSAI190P226600               21.685038              293254             6359226               58173
JNLSAI190P226700               21.664219                 278                6021                 131
JNLSAI190P226950               21.634948                 343                7428                 183
JNLSAI190P227000                21.62184                3662               79186                2042
JNLSAI190P227100               21.614917               29608              639976               10083
JNLSAI190P227450               21.565722                6236              134475                4507
JNLSAI190P227500               21.558558                5296              114171                2105
JNLSAI190P227600               21.545419               39888              859410               12500
JNLSAI190P227950                21.49531                5388              115818                2871
JNLSAI190P228000               21.488969                3190               68556                1320
JNLSAI190P228100                21.47509               18805              403842                8250
JNLSAI190P228200               21.453746                 974               20898                 130
JNLSAI190P228450               21.418869                 568               12157                 185
JNLSAI190P228500               21.415276                1040               22270                 734
JNLSAI190P228600                21.40539                4875              104353                2557
JNLSAI190P228950               21.357197                 796               17007                 282
JNLSAI190P229000               21.349539                5307              113303                2804
JNLSAI190P229100               21.336896               12966              276647                6768
JNLSAI190P229200               21.314801                 444                9458                 113
JNLSAI190P229450               21.280058                 741               15773                 397
JNLSAI190P229500               21.273205                 924               19659                  41
JNLSAI190P229600               21.267716                5036              107107                3896
JNLSAI190P229700               21.246202                 183                3898                  97
JNLSAI190P230000               21.204115                1914               40579                1278
JNLSAI190P230100               21.198042                5828              123536                2383
JNLSAI190P230450               21.150381                   0                   0                  17
JNLSAI190P230500                21.13531                1450               30642                 424
JNLSAI190P230600               21.121704               21552              455225                6272
JNLSAI190P230700               21.107883                 252                5322                  61
JNLSAI190P231100               21.060582                1540               32438                1022
JNLSAI190P231450               21.005166                1138               23906                 546
JNLSAI190P231500               20.998352                 668               14037                 315

JNLSAI190P231600               20.984579                 587               12315                  87
JNLSAI190P232100               20.920546                 991               20738                 113
JNLSAI190P232600               20.848637                 139                2896                 170
JNLSAI190P232700               20.843678                2374               49493                 975
JNLSAI190P232950               20.801315                   0                   0                 395
JNLSAI190P233000               20.794556                5681              118136                4517
JNLSAI190P233100               20.781225                3196               66412                 831
JNLSAI190P233600               20.713631                 809               16763                 392
JNLSAI190P233950               20.666973                 274                5657                 197
JNLSAI190P234100               20.687575                 369                7628                  83
JNLSAI190P235100               20.513105                 283                5808                 123
JNLSAI190P235450               20.465935                2384               48790                1311
JNLSAI190P235600               20.445987                2542               51968                1530
JNLSAI190P236100               20.379641                   0                   0                  98
JNLSAI190P237100                20.24753                5184              104971                1246
JNLSAI190P239100               19.986224                 254                5069                  48
JNLSAI190P242000               19.622761                   0                   0                   0
JNLSAI190P243600                19.42399                   0                   0                   0
JNLSAI191P14000                 4.545001             1650586             7501913              112209
JNLSAI191P16000                 6.887185               43009              296212                5092
JNLSAI191P211000                4.634201                4137               19174                 210
JNLSAI191P211500                 4.61982               43043              198852                7068
JNLSAI191P212500                4.590102               89837              412361                6099
JNLSAI191P213000                4.575107                   0                   0                 571
JNLSAI191P213500                4.559491               29966              136630                1423
JNLSAI191P214000                 4.54555                9515               43249                1750
JNLSAI191P214500                 4.53058               12940               58626                2091
JNLSAI191P215000                4.515698               83801              378420                7765
JNLSAI191P215450                 4.50277                1109                4991                 369
JNLSAI191P215500                4.501551               23759              106954                1944
JNLSAI191P215700                4.495687                   0                   0                   0
JNLSAI191P216000                4.486924               81491              365643                5220
JNLSAI191P216450                4.473405                 223                 998                 113
JNLSAI191P216500                4.472319               47246              211299                1872
JNLSAI191P216700                4.465614                   0                   0                  25
JNLSAI191P216950                4.459356                 881                3930                  65
JNLSAI191P217000                 4.45792               53153              236951                3177
JNLSAI191P217100                4.455021               55415              246874                9839
JNLSAI191P217450                4.443896                   0                   0                 247
JNLSAI191P217500                4.443414                5316               23620                 312
JNLSAI191P217600                4.441263                 207                 917                  10
JNLSAI191P217950                4.430674                 746                3303                  58
JNLSAI191P218000                4.429242               21271               94212                1488
JNLSAI191P218100                4.426122               67583              299131                4561
JNLSAI191P218450                4.415083                9160               40443                 972
JNLSAI191P218500                4.414638                7790               34389                 767
JNLSAI191P218600                4.411936                1222                5391                 654
JNLSAI191P218700                4.408911                   0                   0                   0
JNLSAI191P218950                4.401859               30499              134252                3487
JNLSAI191P219000                4.400699               27403              120592                1707
JNLSAI191P219200                4.394689                1682                7391                 361
JNLSAI191P219450                4.386498                1230                5396                   9

JNLSAI191P219500                4.386199               13207               57929                1021
JNLSAI191P219600                 4.38331                6745               29566                1098
JNLSAI191P219950                4.373383               10608               46391                 952
JNLSAI191P220000                4.371873                3880               16962                 143
JNLSAI191P220100                4.369152                   0                   0                   0
JNLSAI191P220200                4.366517                 589                2573                  49
JNLSAI191P220450                4.358182                2130                9282                  43
JNLSAI191P220500                4.357581                3247               14150                 362
JNLSAI191P220600                4.355033               78120              340217               11810
JNLSAI191P220700                4.350972                1932                8405                  91
JNLSAI191P220950                4.345081                5568               24194                 444
JNLSAI191P221000                4.343569               15624               67864                1076
JNLSAI191P221100                4.340779               18534               80452                1354
JNLSAI191P221200                4.338045                   0                   0                   0
JNLSAI191P221450                4.330267                  98                 425                   2
JNLSAI191P221500                4.329547               35428              153389                1467
JNLSAI191P221600                4.326828               92322              399462                8930
JNLSAI191P222000                4.309383               13510               58222                 425
JNLSAI191P222100                4.312818               36199              156120                2227
JNLSAI191P222500                4.300406                1233                5303                  82
JNLSAI191P222600                4.298772               10168               43709                 881
JNLSAI191P222950                4.287809                   0                   0                   9
JNLSAI191P223000                4.287743                   0                   0                 255
JNLSAI191P223100                4.284925                4271               18302                1114
JNLSAI191P223200                4.280842                   0                   0                  18
JNLSAI191P223450                4.273851                 303                1296                 134
JNLSAI191P223500                4.273718                7166               30627                 159
JNLSAI191P223600                4.270914                3371               14396                 433
JNLSAI191P223700                4.268454                   0                   0                   0
JNLSAI191P223950                4.258555                 479                2041                  20
JNLSAI191P224000                4.258621                3393               14449                  28
JNLSAI191P224100                4.255841                6030               25663                  14
JNLSAI191P224450                 4.24617                   0                   0                   8
JNLSAI191P224500                4.245911                 403                1710                 927
JNLSAI191P224600                4.243293               31861              135196                3894
JNLSAI191P224700                 4.24054                   0                   0                   0
JNLSAI191P225100                 4.22939                5537               23419                 333
JNLSAI191P225500                4.201925                  59                 247                   6
JNLSAI191P225600                4.215903                 860                3627                  11
JNLSAI191P226000                4.203643                 727                3057                  21
JNLSAI191P226100                4.202238                2782               11692                1028
JNLSAI191P226500                4.191277                8636               36194                1194
JNLSAI191P226600                4.188555                5236               21933                 624
JNLSAI191P226950                4.179437                1290                5391                 143
JNLSAI191P227100                4.175006               12840               53608                1187
JNLSAI191P227600                 4.16002                2611               10860                 172
JNLSAI191P228100                4.146586                3537               14668                   1
JNLSAI191P229100                4.121306                3213               13242                 290
JNLSAI191P230600                4.079712                1218                4970                 114
JNLSAI191P232100                4.041766                7207               29130                 349
JNLSAI191P243600                3.751376                   0                   0                   0
JNLSAI19316500                 16.648815                   0                   0                   0

JNLSAI193P14000                13.522703             4466274            60396097              697665
JNLSAI193P15000                16.730365                9275              155173                2047
JNLSAI193P16000                16.675982               78717              970110               14848
JNLSAI193P16000                 12.32404               78717              970110               14848
JNLSAI193P17000                16.621545                 150                2488                   8
JNLSAI193P210000               13.879669              151563             2103647               23938
JNLSAI193P211000               13.789656              119061             1641812               10730
JNLSAI193P211500               13.745373             4997028            68686019              718112
JNLSAI193P212500               13.656535             4822493            65858546              511635
JNLSAI193P213000               13.612308             1151128            15669510              177735
JNLSAI193P213500               13.567988               76061             1031999               12098
JNLSAI193P214000               13.524206              820781            11100413              136995
JNLSAI193P214200               13.506387                7726              104347                1277
JNLSAI193P214500               13.480447              587617             7921335               89023
JNLSAI193P215000               13.436771             3748109            50362478              599419
JNLSAI193P215450               13.397617              407674             5461856               77990
JNLSAI193P215500               13.393118              796262            10664425              109757
JNLSAI193P215600               13.384451               68518              917078                7873
JNLSAI193P215700               13.375788               52329              699938               13736
JNLSAI193P216000                13.34985             2927648            39083655              442457
JNLSAI193P216050               13.345036                2523               33667                 723
JNLSAI193P216300               13.320832                3224               42952                 540
JNLSAI193P216450               13.310545              115713             1540197               15097
JNLSAI193P216500               13.306704             3464226            46097435              465706
JNLSAI193P216600               13.297547               59168              786792               10963
JNLSAI193P216700               13.288967               67904              902379                9814
JNLSAI193P216950               13.267796              164092             2177142               30463
JNLSAI193P217000               13.263469             1045913            13872436              183824
JNLSAI193P217100               13.254921             2201886            29185825              436893
JNLSAI193P217200               13.246343               22571              298986                4636
JNLSAI193P217450               13.221593                1106               14628                 365
JNLSAI193P217500               13.220591              643831             8511820              122840
JNLSAI193P217600               13.211556              215801             2851066               26404
JNLSAI193P217950               13.182166              108435             1429402               22066
JNLSAI193P218000               13.177784             1098839            14480257              194721
JNLSAI193P218100               13.169083             1822417            23999560              284129
JNLSAI193P218200               13.160632               10483              137963                2382
JNLSAI193P218450               13.139355              109307             1436218               22784
JNLSAI193P218500               13.135004              693225             9105512              101739
JNLSAI193P218550               13.126923                  92                1207                  17
JNLSAI193P218600               13.126572              857143            11251345              185674
JNLSAI193P218700               13.117908                3882               50920                1088
JNLSAI193P218800               13.106003                 453                5942                  81
JNLSAI193P218950               13.096518              170305             2230401               35370
JNLSAI193P219000               13.092572              738369             9667145              129976
JNLSAI193P219050               13.084458                 201                2635                  16
JNLSAI193P219100               13.083687                3302               43203                3273
JNLSAI193P219200               13.076034               63406              829100               13609
JNLSAI193P219450               13.054362               77137             1006968               11086
JNLSAI193P219500               13.050092              618386             8069993              113415
JNLSAI193P219550               13.045208               12820              167239                1871
JNLSAI193P219600               13.041689              640597             8354465              147702

JNLSAI193P219700               13.033121               47602              620405               10348
JNLSAI193P219950               13.012067               79671             1036678               14666
JNLSAI193P220000               13.007996              800424            10411909              112572
JNLSAI193P220050                13.00006               13624              177117                1474
JNLSAI193P220100                12.99924              246495             3204246               53039
JNLSAI193P220200               12.990908               40868              530916                7790
JNLSAI193P220300               12.979413                1101               14295                  95
JNLSAI193P220450               12.969842              137029             1777250               25161
JNLSAI193P220500               12.965549              581490             7539340              122133
JNLSAI193P220550               12.957879                 717                9288                 118
JNLSAI193P220600               12.957217             1256759            16284094              266136
JNLSAI193P220700               12.948867               17556              227334                3822
JNLSAI193P220950               12.927745               65253              843574               13352
JNLSAI193P221000               12.923965              572097             7393761               94419
JNLSAI193P221100               12.915362              251469             3247816               40092
JNLSAI193P221200               12.906554                6683               86258                1464
JNLSAI193P221450               12.886018               61925              797966               17305
JNLSAI193P221500               12.881802              449233             5786930               76094
JNLSAI193P221600               12.873965              994384            12801663              193030
JNLSAI193P221700               12.865096                8565              110184                2118
JNLSAI193P221950               12.844202               30037              385808                8989
JNLSAI193P222000                12.84015              272713             3501679               45493
JNLSAI193P222100               12.831658             1243942            15961834              199982
JNLSAI193P222200               12.823393                5193               66588                1742
JNLSAI193P222450               12.802536               52155              667722                7574
JNLSAI193P222500                 12.8087              206727             2647902               43539
JNLSAI193P222600               12.790409              436923             5588421              100889
JNLSAI193P222700               12.781437               10243              130924                2380
JNLSAI193P222950                12.79207               26272              336073                7133
JNLSAI193P223000               12.757141              221696             2828205               73808
JNLSAI193P223100                12.75027              279956             3569519               70163
JNLSAI193P223200               12.740785                8722              111120                2319
JNLSAI193P223300               12.727953                2125               27051                 297
JNLSAI193P223450               12.719822               26521              337347                8545
JNLSAI193P223500               12.715679              115607             1470026               28177
JNLSAI193P223600               12.707475              470325             5976649              124539
JNLSAI193P223700               12.695094                3078               39070                1709
JNLSAI193P223800               12.686892                2193               27822                 166
JNLSAI193P223950                12.67878               42051              533154                8264
JNLSAI193P224000               12.674505               97931             1241227               13686
JNLSAI193P224050               12.666289                 634                8027                 158
JNLSAI193P224100               12.666287              297075             3762838               60972
JNLSAI193P224200               12.653884                7672               97078                1399
JNLSAI193P224450               12.637583               27719              350299                7116
JNLSAI193P224500               12.633589              122022             1541573               43173
JNLSAI193P224600                12.62533              218662             2760676               76606
JNLSAI193P224700                12.61709                3813               48112                1038
JNLSAI193P224950               12.596526               19513              245799                3865
JNLSAI193P225000               12.592542               87998             1108117               14743
JNLSAI193P225050               12.587733                1442               18151                 442
JNLSAI193P225100               12.584285              204473             2573152               48363
JNLSAI193P225200               12.571866                7071               88896                2105

JNLSAI193P225450               12.555824               20006              251194                3796
JNLSAI193P225500                12.55192               72288              907349               19100
JNLSAI193P225600               12.543633              259737             3258044               47709
JNLSAI193P225950               12.510851               20720              259220                1848
JNLSAI193P226000               12.510826               73568              920393                8756
JNLSAI193P226050                12.50641                 571                7139                 176
JNLSAI193P226100                12.50298              314826             3936257               88841
JNLSAI193P226200               12.494539                1610               20118                 472
JNLSAI193P226450               12.474637               23609              294512                5940
JNLSAI193P226500                 12.4706               52291              652098               17144
JNLSAI193P226600               12.462393              203727             2538930               47450
JNLSAI193P226700               12.453777                8492              105752                2512
JNLSAI193P226800               12.445755                3911               48677                1131
JNLSAI193P226950               12.433885                8786              109248                2243
JNLSAI193P227000               12.425689               23131              287418                3785
JNLSAI193P227100               12.422082              198301             2463314               42058
JNLSAI193P227450               12.393845               22626              280427                7898
JNLSAI193P227500                12.38997               19175              237578                3512
JNLSAI193P227600               12.381587              108738             1346354               20105
JNLSAI193P227950               12.352401                1477               18250                 455
JNLSAI193P228000               12.349779               13890              171532                3277
JNLSAI193P228100               12.341784               43978              542761                6725
JNLSAI193P228500               12.309252                1285               15820                 838
JNLSAI193P228600               12.301578               39929              491184               11970
JNLSAI193P228950                12.27393                3300               40499                1095
JNLSAI193P229000               12.269203               22261              273125                3924
JNLSAI193P229100               12.261998               24981              306316                7458
JNLSAI193P229450               12.229224                4458               54515                1339
JNLSAI193P229500               12.229834                3620               44269                 276
JNLSAI193P229550               12.225938                   0                   0                  49
JNLSAI193P229600               12.222266               29565              361350                6493
JNLSAI193P230000                12.18557                2897               35298                 380
JNLSAI193P230100               12.182336               49972              608778               10035
JNLSAI193P230450               12.155098                 958               11644                 463
JNLSAI193P230500               12.146041                6899               83791                1274
JNLSAI193P230600               12.143307               80431              976694               18049
JNLSAI193P230700               12.130267                 961               11658                 129
JNLSAI193P231000               12.114044                3272               39641                 777
JNLSAI193P231100               12.103039                3991               48308                 487
JNLSAI193P231600                12.06394               13419              161889                3599
JNLSAI193P232000               12.033453                4140               49823                1509
JNLSAI193P232100               12.025516                1178               14169                 195
JNLSAI193P232550               11.989936                2227               26706                 835
JNLSAI193P232600               11.985777                8637              103527                2342
JNLSAI193P232700               11.978322                   0                   0                   0
JNLSAI193P233000                11.95018                9480              113288                3189
JNLSAI193P233100               11.942323                4539               54205                1030
JNLSAI193P233600               11.903689                   0                   0                 901
JNLSAI193P234100               11.870033                   0                   0                   7
JNLSAI193P234500               11.841034                   0                   0                   0
JNLSAI193P234600               11.826491                1128               13340                 338
JNLSAI193P235100               11.793478                   0                   0                   0

JNLSAI193P236100               11.717171                2100               24611                 642
JNLSAI193P236600                11.67914                   0                   0                   0
JNLSAI193P237600               11.612776                   0                   0                   0
JNLSAI193P238000               11.573629                   0                   0                   0
JNLSAI193P238950               11.502481                   0                   0                   0
JNLSAI193P240000               11.424088                   0                   0                  38
JNLSAI193P241000               11.350282                   0                   0                   0
JNLSAI193P242000               11.276814                   0                   0                   0
JNLSAI193P245500               11.024337                   0                   0                   0
JNLSAI193P246000               10.987262                   0                   0                   0
JNLSAI193P251000               10.637248                   0                   0                   0
JNLSAI195P14000                12.754452              509403             6497153              104470
JNLSAI195P15000                11.061478                6179               68352                 991
JNLSAI195P16000                11.738421                2256               26479                 505
JNLSAI195P17000                11.851682                 702                8315                 134
JNLSAI195P210000               12.968937               11947              154938                1462
JNLSAI195P211000               12.914971                  87                1129                  50
JNLSAI195P211500                12.88725              375625             4840773               55027
JNLSAI195P212500               12.834215              188223             2415690               23014
JNLSAI195P213000                12.80773              153987             1972224               25205
JNLSAI195P213500                12.78095               20318              259678                3370
JNLSAI195P214000                12.75452              127074             1620766               22481
JNLSAI195P214500               12.727878               51526              655815               10538
JNLSAI195P215000               12.701362              212326             2696833               36491
JNLSAI195P215450                12.67759               18373              232922                5166
JNLSAI195P215500               12.674889               14665              185878                2911
JNLSAI195P215600               12.669138               16760              212331                1102
JNLSAI195P215700               12.664383                6317               80007                1968
JNLSAI195P215750               12.661783                   0                   0                   0
JNLSAI195P216000               12.648282              114172             1444080               20900
JNLSAI195P216450               12.624534                2266               28603                 394
JNLSAI195P216500               12.623651              151399             1911209               23368
JNLSAI195P216700               12.611291                2644               33343                 481
JNLSAI195P216950               12.598901                8462              106606                1501
JNLSAI195P217000               12.595878               74370              936757               15145
JNLSAI195P217100               12.590658              244031             3072513               49777
JNLSAI195P217200               12.585404                2065               25991                 487
JNLSAI195P217250               12.581999                   0                   0                   0
JNLSAI195P217500                12.56967               60581              761484               12478
JNLSAI195P217600               12.564002                3533               44384                 562
JNLSAI195P217950               12.546125               12659              158824                3379
JNLSAI195P218000               12.543362               55769              699527                8821
JNLSAI195P218100               12.538038               89218             1118614               13386
JNLSAI195P218200               12.532913                9107              114137                1982
JNLSAI195P218250               12.530381                   0                   0                   0
JNLSAI195P218450               12.519952               21670              271309                5176
JNLSAI195P218500               12.517378               21707              271712                3859
JNLSAI195P218600               12.512117              116410             1456537               26088
JNLSAI195P218700               12.506891                   0                   0                   0
JNLSAI195P218950               12.493868               15702              196174                4147
JNLSAI195P219000               12.491358               34576              431899                7174
JNLSAI195P219200               12.481374                 565                7049                 115

JNLSAI195P219450               12.467388                 576                7184                 115
JNLSAI195P219500               12.465204               54425              678420               11372
JNLSAI195P219600               12.460017               75222              937268               17809
JNLSAI195P219700               12.455186                 652                8124                 155
JNLSAI195P219950               12.442859                4136               51466                 846
JNLSAI195P220000                12.43933               41934              521631                9372
JNLSAI195P220050               12.435694                 237                2942                  37
JNLSAI195P220100               12.434139               24049              299032                5842
JNLSAI195P220200               12.428635                   0                   0                   0
JNLSAI195P220450               12.415971                5997               74453                1682
JNLSAI195P220500               12.413435               29945              371726                6048
JNLSAI195P220600               12.408227               93306             1157766               21363
JNLSAI195P220700                12.40346                 272                3369                  69
JNLSAI195P220950               12.390141               15664              194081                3959
JNLSAI195P221000               12.387364               12652              156730                2452
JNLSAI195P221100               12.380667               13290              164537                2953
JNLSAI195P221200               12.377101                 468                5798                 104
JNLSAI195P221450               12.377177                3757               46495                1401
JNLSAI195P221500               12.361753               28999              358483                4661
JNLSAI195P221600               12.356525               28254              349117                7251
JNLSAI195P221700               12.351488                   0                   0                   0
JNLSAI195P221950                12.33818                2268               27979                 487
JNLSAI195P222000               12.334971               11842              146070                1776
JNLSAI195P222100               12.333839               26032              321080                3332
JNLSAI195P222200               12.325406                 889               10962                 240
JNLSAI195P222450               12.312883                4257               52419                 976
JNLSAI195P222500               12.298038               12713              156349                1335
JNLSAI195P222600               12.305213               34499              424519                7382
JNLSAI195P222700               12.300229                 853               10488                 229
JNLSAI195P222950               12.273325                 254                3122                 286
JNLSAI195P223000               12.284669               12063              148184                5861
JNLSAI195P223100               12.279499                9874              121253                3358
JNLSAI195P223200               12.274335                  92                1133                   2
JNLSAI195P223450                12.26153                 458                5615                 121
JNLSAI195P223500               12.259055                6114               74957                1032
JNLSAI195P223600               12.253945               66953              820443               12781
JNLSAI195P223700               12.248935                 290                3547                  71
JNLSAI195P223950               12.236036                8543              104528                2350
JNLSAI195P224000               12.232769                1010               12352                 222
JNLSAI195P224100               12.228353                3860               47199                1070
JNLSAI195P224450               12.210347                1303               15911                 247
JNLSAI195P224500               12.208143                7527               91892                2385
JNLSAI195P224600               12.202213               33086              403720                8877
JNLSAI195P224700               12.197926                 968               11811                 269
JNLSAI195P225000                12.18267               19228              234252                2663
JNLSAI195P225100               12.177629               18223              221908                4880
JNLSAI195P225450               12.160163                3329               40478                1021
JNLSAI195P225500               12.157267                2545               30945                 807
JNLSAI195P225600               12.152256                1449               17604                 441
JNLSAI195P226000               12.131714                1383               16779                 247
JNLSAI195P226100               12.126892                8896              107886                2649
JNLSAI195P226500               12.106635               16487              199604                4888

JNLSAI195P226600               12.101208               22269              269487                4756
JNLSAI195P226700               12.095688                1311               15863                  91
JNLSAI195P227000               12.080689                   0                   0                 480
JNLSAI195P227100               12.075961                1541               18604                 419
JNLSAI195P227450               12.058826                 538                6491                 172
JNLSAI195P227500               12.055287                2075               25010                 190
JNLSAI195P227600               12.050778                7430               89539                 822
JNLSAI195P228000               12.031039                1792               21555                 579
JNLSAI195P228100                12.02612                1184               14234                 444
JNLSAI195P228450               12.008826                  44                 525                   7
JNLSAI195P228500               12.006489                1426               17118                 386
JNLSAI195P228600               12.000164                1094               13129                 546
JNLSAI195P229000               11.980153                 840               10061                 272
JNLSAI195P229100               11.977107                3053               36568                 810
JNLSAI195P229600               11.948215                 100                1200                  23
JNLSAI195P230100               11.926026                5332               63593                1779
JNLSAI195P230450               11.908362                 681                8111                 229
JNLSAI195P230600               11.900584                8492              101062                 886
JNLSAI195P231000               11.881128                   0                   0                   0
JNLSAI195P231450               11.858488                 752                8922                 302
JNLSAI195P231600               11.850965                1481               17550                 194
JNLSAI195P232100               11.826185                 930               10992                 328
JNLSAI195P234000               11.733233                   0                   0                   0
JNLSAI195P234100               11.728281                   0                   0                  11
JNLSAI195P234500               11.709139                   0                   0                   0
JNLSAI196P14000                11.827955              823898             9745033              133240
JNLSAI196P15000                10.710433               11206              120017                2144
JNLSAI196P16000                10.914022               13841              151061                1719
JNLSAI196P17000                11.456203                2627               30100                 490
JNLSAI196P210000               12.026701               31112              374174                3501
JNLSAI196P211000               11.976136                 114                1363                 118
JNLSAI196P211500               11.951194              635884             7599578               84188
JNLSAI196P212500                11.90188              326543             3886481               32501
JNLSAI196P213000               11.877222              261001             3099969               39329
JNLSAI196P213500               11.852393               46032              545589                6931
JNLSAI196P214000               11.827909              213760             2528339               35729
JNLSAI196P214500               11.803136              136103             1606444               21097
JNLSAI196P215000               11.778581              450894             5310890               67898
JNLSAI196P215450               11.756148               65483              769830               12200
JNLSAI196P215500               11.755922               30969              364072                3996
JNLSAI196P215600               11.748525                   0                   0                 620
JNLSAI196P215700               11.744694               14104              165648                2562
JNLSAI196P215750               11.743491                   0                   0                   0
JNLSAI196P216000               11.729344              282633             3315102               46115
JNLSAI196P216450               11.707049                6868               80404                 680
JNLSAI196P216500               11.705292              364403             4265440               47296
JNLSAI196P216600               11.699608                9053              105913                2752
JNLSAI196P216700               11.695745                2530               29596                 154
JNLSAI196P216950               11.683179               31674              370053                5392
JNLSAI196P217000               11.680855              152528             1781652               27441
JNLSAI196P217100               11.675735              473388             5527153               93561
JNLSAI196P217200               11.670989                5598               65338                1130

JNLSAI196P217250               11.668452                   0                   0                   0
JNLSAI196P217500               11.656425               81709              952432               16421
JNLSAI196P217600               11.650869                2376               27683                 107
JNLSAI196P217950               11.634609               10443              121500                1993
JNLSAI196P218000               11.632169              143440             1668515               25086
JNLSAI196P218100               11.627074              146263             1700616               21705
JNLSAI196P218200               11.622703                1266               14718                 267
JNLSAI196P218250                11.61983                   0                   0                   0
JNLSAI196P218450               11.610347               21464              249206                4593
JNLSAI196P218500               11.607839               56903              660519                7880
JNLSAI196P218600               11.603106              179781             2086012               39591
JNLSAI196P218700               11.598245                2273               26358                 473
JNLSAI196P218950               11.586169               52939              613357               10365
JNLSAI196P219000                11.58376               85409              989358               15064
JNLSAI196P219200               11.574064                3884               44955                 994
JNLSAI196P219450               11.562065                7925               91631                1429
JNLSAI196P219500               11.556467               42199              487668                7054
JNLSAI196P219600               11.554801              102447             1183757               22417
JNLSAI196P219700               11.549874                   0                   0                   0
JNLSAI196P219950               11.538434               14806              170841                3287
JNLSAI196P220000               11.534601               43294              499380                7497
JNLSAI196P220100               11.530695               56946              656629               12704
JNLSAI196P220200               11.525635                 467                5381                 104
JNLSAI196P220450               11.513659               13885              159870                2629
JNLSAI196P220500               11.511547               61106              703419               12258
JNLSAI196P220600               11.506646              168484             1938688               35057
JNLSAI196P220700               11.501658                2832               32574                 397
JNLSAI196P220950               11.489945                5606               64414                1705
JNLSAI196P221000               11.487531               30731              353028                4892
JNLSAI196P221100               11.482668               36927              424017                7808
JNLSAI196P221200               11.477912                2615               30010                 557
JNLSAI196P221450                11.46602               13225              151642                3776
JNLSAI196P221500                11.46347               19271              220916                4498
JNLSAI196P221600                11.45887               63624              729061               13401
JNLSAI196P221700               11.453242                1880               21531                 313
JNLSAI196P221950               11.442186                6743               77149                1722
JNLSAI196P222000               11.438929               27942              319632                3989
JNLSAI196P222100               11.433157               62310              712395                8358
JNLSAI196P222200               11.429782                3576               40868                 854
JNLSAI196P222450               11.418267                2343               26756                1029
JNLSAI196P222500               11.407905               11749              134030                2357
JNLSAI196P222600               11.411296              111929             1277252               25355
JNLSAI196P222700               11.406692                1241               14153                 308
JNLSAI196P222950               11.394522                3062               34885                1049
JNLSAI196P223000               11.392377               25105              286005                7632
JNLSAI196P223100                11.38745               26689              303921                6405
JNLSAI196P223200               11.381555                 721                8210                  52
JNLSAI196P223450               11.370795                3199               36371                 894
JNLSAI196P223500               11.368137               14741              167581                 880
JNLSAI196P223600               11.363681              102052             1159687               19344
JNLSAI196P223700               11.359054                1617               18366                 395
JNLSAI196P223950               11.347039               13368              151683                2994

JNLSAI196P224000               11.343692                6268               71097                 798
JNLSAI196P224100               11.339913               10652              120788                2369
JNLSAI196P224450               11.323428                7307               82737                1844
JNLSAI196P224500               11.321076               16518              186999                3704
JNLSAI196P224600               11.316399               24808              280741                5877
JNLSAI196P224700               11.312045                3711               41983                 933
JNLSAI196P224950               11.299784                  62                 705                  31
JNLSAI196P225000                11.29746               33313              376354                3076
JNLSAI196P225100               11.292761               26921              304018                6435
JNLSAI196P225450               11.276326                 271                3051                 128
JNLSAI196P225500                11.27403                5915               66688                2508
JNLSAI196P225600               11.269309                7656               86274                1992
JNLSAI196P225950               11.252307                4302               48412                 515
JNLSAI196P226000               11.250147               12089              136000                1146
JNLSAI196P226100               11.245805               65118              732308               18239
JNLSAI196P226450               11.228636                 237                2663                  19
JNLSAI196P226500               11.225647                 591                6637                 125
JNLSAI196P226600               11.222075               18974              212922                3003
JNLSAI196P226700               11.217499                 255                2855                  60
JNLSAI196P226950               11.205697                 524                5873                 149
JNLSAI196P227000               11.202897                 159                1777                  19
JNLSAI196P227100               11.198699               11934              133645                3946
JNLSAI196P227450               11.182728                1990               22250                 570
JNLSAI196P227500               11.180059                4409               49298                 146
JNLSAI196P227600               11.174903               13793              154130                1935
JNLSAI196P227950               11.157148                  42                 467                   3
JNLSAI196P228000               11.157075                1782               19887                 635
JNLSAI196P228100               11.152628                 634                7071                 317
JNLSAI196P228200               11.146742                1865               20794                 261
JNLSAI196P228500               11.133623                1129               12572                 328
JNLSAI196P228600               11.129302                2381               26497                 596
JNLSAI196P229000               11.118581                   4                  40                   0
JNLSAI196P229100               11.105998                8040               89288                2277
JNLSAI196P229500               11.087075                   0                   0                   0
JNLSAI196P229600               11.082341                 110                1217                  23
JNLSAI196P230000               11.063867                   0                   0                   0
JNLSAI196P230100               11.059413                7329               81051                2310
JNLSAI196P230600               11.036038               13594              150026                1909
JNLSAI196P230950               11.019961                1761               19404                 373
JNLSAI196P231000               11.017865                   0                   0                   0
JNLSAI196P231500               10.991453                  49                 542                   5
JNLSAI196P231600                10.98971                1613               17723                 296
JNLSAI196P234000               10.880559                   0                   0                   0
JNLSAI196P234100               10.876462                   0                   0                  50
JNLSAI196P236100                10.78584                   0                   0                   0
JNLSAI196P237500               10.722972                   0                   0                   0
JNLSAI196P243600               10.453894                   0                   0                   0
JNLSAI202P212500                7.589596              169570             1286966               15318
JNLSAI202P215000                7.497007               30673              229958                1393
JNLSAI202P215500                7.478533                8485               63459                 772
JNLSAI202P216000                7.460153              101214              755073               12000
JNLSAI202P216450                7.443329                3404               25338                 293

JNLSAI202P216500                7.441787               75891              564763                7387
JNLSAI202P217000                7.423457               12416               92173                1206
JNLSAI202P217500                7.405041                7385               54686                 709
JNLSAI202P217600                7.401485               23983              177513                2280
JNLSAI202P218000                7.386847               10139               74898                 610
JNLSAI202P218100                7.383328               26593              196343                3121
JNLSAI202P218500                7.368805               43773              322555                5285
JNLSAI202P219000                7.350659               11188               82236                1404
JNLSAI202P219500                7.332463                5561               40776                 561
JNLSAI202P219700                7.325127                   0                   0                  15
JNLSAI202P220000                7.314518                   0                   0                  40
JNLSAI202P220050                7.312522                1897               13874                 176
JNLSAI202P220100                 7.31083               11804               86298                1563
JNLSAI202P220500                7.296401                4807               35075                 685
JNLSAI202P220600                7.292942               12000               87516                1744
JNLSAI202P221000                7.278346                 670                4878                 235
JNLSAI202P221100                7.274937                2778               20210                 402
JNLSAI202P221500                7.260686               16804              122012                2558
JNLSAI202P221600                7.257157               33642              244146                4986
JNLSAI202P222000                7.241736                1762               12763                 188
JNLSAI202P222100                7.239069               24727              179003                3100
JNLSAI202P222600                7.221422               15710              113449                1721
JNLSAI202P222950                   7.209                 939                6771                 148
JNLSAI202P223000                7.206967               15671              112938                2201
JNLSAI202P223100                7.203393                1683               12125                 180
JNLSAI202P223600                7.185795               10762               77334                1130
JNLSAI202P224000                7.171696                3087               22141                 535
JNLSAI202P224100                  7.1682                1198                8590                 190
JNLSAI202P224500                7.153828                 421                3008                  70
JNLSAI202P224600                7.150423                2528               18075                 452
JNLSAI202P225000                7.136468                   0                   0                  44
JNLSAI202P225450                7.120633                3569               25411                 506
JNLSAI202P226100                7.097881                4661               33085                 660
JNLSAI202P226600                7.081377                 276                1958                  28
JNLSAI202P227100                7.063153                1183                8354                 215
JNLSAI202P231600                6.907826                5675               39199                 271
JNLSAI202P234100                6.823488                   0                   0                  41
JNLSAI203P212500               12.275947                2787               34214                 421
JNLSAI203P215000               12.173447                2279               27742                 413
JNLSAI203P216000               12.131674                1940               23540                 374
JNLSAI203P216500                12.11043                 932               11285                 185
JNLSAI203P217000               12.089857                 878               10613                 174
JNLSAI203P218100               12.044312                 427                5148                  92
JNLSAI203P221600               11.898711                1286               15297                 329
JNLSAI203P222000               11.941365                  86                1028                  20
JNLSAI203P222100               11.935835                 770                9193                 170
JNLSAI203P224100               11.782942                  50                 587                  14
JNLSAI204P212500               16.397673               43694              716475                8306
JNLSAI204P215000               16.256941                6587              107084                 626
JNLSAI204P215500               16.228648                2967               48158                 486
JNLSAI204P216000               16.200521               25452              412339                6522
JNLSAI204P216450               16.174983                 831               13441                 172

JNLSAI204P216500               16.172551               19427              314185                4062
JNLSAI204P217000               16.144526                2711               43764                 582
JNLSAI204P217500                16.11655                1708               27533                 354
JNLSAI204P217600               16.110877                4671               75260                 962
JNLSAI204P218000               16.088469                2817               45326                 484
JNLSAI204P218100               16.083191                8207              131998                2057
JNLSAI204P218500               16.061023                8700              139730                2291
JNLSAI204P219000               16.033257                2086               33443                 566
JNLSAI204P219500               16.006324                1021               16344                 229
JNLSAI204P219700                15.99391                   0                   0                   6
JNLSAI204P220000               15.977691                   0                   0                  17
JNLSAI204P220050                15.97457                 376                6011                  76
JNLSAI204P220100                15.97198                2183               34873                 636
JNLSAI204P220500               15.950287                 937               14945                 290
JNLSAI204P220600               15.944789                2387               38056                 751
JNLSAI204P221000               15.922197                   0                   0                  67
JNLSAI204P221100               15.915806                 789               12550                 192
JNLSAI204P221500               15.895051                3312               52647                1053
JNLSAI204P221600               15.889837                7519              119472                2435
JNLSAI204P222000               15.868443                 293                4650                  74
JNLSAI204P222100               15.861719                5294               83965                1385
JNLSAI204P222600               15.834503                3324               52635                 832
JNLSAI204P222950               15.814233                 184                2905                  64
JNLSAI204P223000               15.812141                3001               47459                 927
JNLSAI204P223100               15.806568                 285                4503                  67
JNLSAI204P223600               15.779036                2123               33500                 486
JNLSAI204P224000                15.75803                 638               10059                 238
JNLSAI204P224100               15.753794                 220                3471                  78
JNLSAI204P224500               15.732224                 108                1700                  39
JNLSAI204P224600               15.725822                 475                7477                 186
JNLSAI204P225000               15.703477                   0                   0                  20
JNLSAI204P225450               15.678856                 579                9084                 172
JNLSAI204P226100               15.643721                 873               13659                 278
JNLSAI204P226600               15.634634                  53                 832                  12
JNLSAI204P227100               15.590228                 416                6479                 124
JNLSAI204P227600               15.562245                 674               10482                 281
JNLSAI204P230100               15.428763                 609                9398                 266
JNLSAI204P231600               15.348224                1076               16522                 114
JNLSAI204P234100               15.216546                   0                   0                  17
JNLSAI205P212500               15.852385              101742             1612858               18633
JNLSAI205P215000               15.715817               15611              245335                1563
JNLSAI205P215500                15.68859                4933               77395                 855
JNLSAI205P216000               15.661471               63840              999821               16645
JNLSAI205P216450                15.63709                2235               34945                 446
JNLSAI205P216500               15.634433               44971              703093                8920
JNLSAI205P217000               15.607167                5066               79071                1033
JNLSAI205P217500               15.580101                4631               72151                 964
JNLSAI205P217600               15.574818               11657              181548                2315
JNLSAI205P218000               15.553248                5533               86056                 818
JNLSAI205P218100                15.54801               21107              328168                5344
JNLSAI205P218500               15.526553               22034              342112                5541
JNLSAI205P219000               15.499681                6653              103122                1795

JNLSAI205P219500               15.472906                2590               40072                 567
JNLSAI205P219700               15.493734                   0                   0                  15
JNLSAI205P220000               15.478073                   0                   0                  39
JNLSAI205P220050               15.475144                 857               13267                 172
JNLSAI205P220100               15.440543                5554               85761                1568
JNLSAI205P220500               15.419291                2265               34919                 691
JNLSAI205P220600               15.414046                5569               85840                1763
JNLSAI205P221000               15.392178                1077               16582                 470
JNLSAI205P221100                15.38705                1755               27010                 482
JNLSAI205P221500               15.366212                8024              123306                2638
JNLSAI205P221600               15.360761               16547              254172                5337
JNLSAI205P222000               15.339152                 871               13358                 222
JNLSAI205P222100               15.333816               14397              220753                3764
JNLSAI205P222600               15.307612                7534              115325                1788
JNLSAI205P222950                15.28895                 424                6487                 147
JNLSAI205P223000               15.286019                7439              113707                2197
JNLSAI205P223100               15.312317                 738               11302                 172
JNLSAI205P223600                15.25451                5298               80815                1240
JNLSAI205P224000               15.233492                1429               21774                 542
JNLSAI205P224100               15.228505                1154               17568                 293
JNLSAI205P224500               15.206635                 259                3939                  94
JNLSAI205P224600               15.202548                1555               23643                 556
JNLSAI205P225000               15.180976                   0                   0                  46
JNLSAI205P225450               15.157405                1689               25608                 530
JNLSAI205P225600               15.149062                 309                4676                 117
JNLSAI205P226100               15.123128                2357               35644                 731
JNLSAI205P226600               15.127441                 125                1885                  28
JNLSAI205P227100               15.071096                1077               16228                 323
JNLSAI205P227600               15.075577                1243               18739                 467
JNLSAI205P230100               14.915382                1474               21983                 648
JNLSAI205P231600               14.868199                2644               39313                 266
JNLSAI205P234100               14.710224                   0                   0                  42
JNLSAI206P14000                11.591923              273148             3166314               17468
JNLSAI206P210000               11.622681               31956              371414                1681
JNLSAI206P211500                11.61113               74124              860667                3681
JNLSAI206P212500               11.603542              168156             1951210                6224
JNLSAI206P213000               11.599529               39968              463610                2043
JNLSAI206P214000               11.591868               20672              239622                1452
JNLSAI206P214500               11.588049                6670               77296                1286
JNLSAI206P215000               11.584207               78188              905751                5325
JNLSAI206P215450               11.580747                6397               74080                 569
JNLSAI206P215500               11.580244               28111              325536                1894
JNLSAI206P215700               11.578386                 194                2251                  19
JNLSAI206P216000               11.576543               83732              969331                4999
JNLSAI206P216450               11.573135                1910               22106                 131
JNLSAI206P216500               11.572745              142667             1651052                8069
JNLSAI206P216700               11.571081                1646               19042                 111
JNLSAI206P216950               11.569252                1134               13116                  90
JNLSAI206P217000               11.569699               30633              354409                1553
JNLSAI206P217100                11.56809               61130              707160                5811
JNLSAI206P217500                11.56509               20784              240374                1835
JNLSAI206P217600               11.564236                1459               16877                  47

JNLSAI206P218000                11.56123               42304              489089                3038
JNLSAI206P218100               11.560443               56278              650600                5588
JNLSAI206P218450               11.558491                3064               35411                 165
JNLSAI206P218500               11.557371               33264              384440                2367
JNLSAI206P218600               11.556588               39940              461569                2057
JNLSAI206P218950               11.553918                4626               53449                1241
JNLSAI206P219000               11.553535               26252              303299                1905
JNLSAI206P219100               11.552764                   0                   0                1600
JNLSAI206P219200               11.551999                4163               48090                 357
JNLSAI206P219450               11.550034                1136               13126                  87
JNLSAI206P219500               11.549743               23740              274187                1267
JNLSAI206P219550               11.549259                 504                5825                  22
JNLSAI206P219600               11.548952               19958              230495                3556
JNLSAI206P219800               11.547509                 197                2271                   1
JNLSAI206P219950               11.545868                7993               92287                 441
JNLSAI206P220000               11.545858               18957              218874                1473
JNLSAI206P220100               11.545104                3283               37902                1606
JNLSAI206P220450               11.542487                1946               22458                  95
JNLSAI206P220500               11.542296               16107              185912                1236
JNLSAI206P220600               11.541646               51364              592825                7780
JNLSAI206P220700                11.54049                 473                5459                  15
JNLSAI206P220950               11.538414                2070               23879                 100
JNLSAI206P221000               11.538211               20861              240697                1184
JNLSAI206P221100               11.537427               14118              162888                 700
JNLSAI206P221200               11.533352                  42                 488                   3
JNLSAI206P221450                11.53484                 472                5443                  17
JNLSAI206P221500               11.534395               33304              384136                2718
JNLSAI206P221600               11.533631               41023              473140                3070
JNLSAI206P221950               11.530861                 730                8419                  25
JNLSAI206P222000               11.530569               45572              525472                3884
JNLSAI206P222100               11.529806               54243              625410                4744
JNLSAI206P222450               11.527203                1161               13381                  53
JNLSAI206P222500               11.526688                3357               38692                 146
JNLSAI206P222600               11.525974               18068              208253                1394
JNLSAI206P222950               11.524957                 781                9005                  61
JNLSAI206P223000               11.522839                9078              104599                 771
JNLSAI206P223100                11.52197               21682              249818                 956
JNLSAI206P223200                11.52058                 484                5572                  17
JNLSAI206P223450               11.519201                1298               14957                  80
JNLSAI206P223500               11.517995                 175                2012                 324
JNLSAI206P223600               11.518329               17330              199618                1258
JNLSAI206P223700                11.51765                 522                6017                  35
JNLSAI206P223800               11.516859                 838                9651                  58
JNLSAI206P223950               11.514975                1881               21664                 141
JNLSAI206P224000               11.515344                7672               88345                1042
JNLSAI206P224100               11.514528               18770              216133                1498
JNLSAI206P224200               11.513762                 261                3004                  14
JNLSAI206P224450               11.511904                   0                   0                   4
JNLSAI206P224500               11.511434                2462               28345                 283
JNLSAI206P224600               11.510701                9186              105740                 592
JNLSAI206P224800               11.509491                  40                 466                   3
JNLSAI206P224950               11.507929                 855                9837                  49

JNLSAI206P225000               11.507716               13427              154517                1302
JNLSAI206P225100               11.506897               11920              137159                1093
JNLSAI206P225500               11.503824                6508               74872                 685
JNLSAI206P225600               11.503139                5707               65647                 336
JNLSAI206P225950               11.500369                2730               31391                 252
JNLSAI206P226000               11.499669                2545               29267                 209
JNLSAI206P226100               11.499274               37217              427966                3203
JNLSAI206P226200                11.49845                1397               16065                 187
JNLSAI206P226450               11.496506                2832               32558                  64
JNLSAI206P226500               11.496156                5891               67721                 349
JNLSAI206P226600                11.49544               13565              155934                1359
JNLSAI206P227000               11.492394                2195               25228                 133
JNLSAI206P227100               11.491652               64775              744373                8037
JNLSAI206P227450               11.488991                2812               32311                 138
JNLSAI206P227500               11.488866                2651               30456                 165
JNLSAI206P227600               11.487854               19217              220765                2177
JNLSAI206P227950                11.48517                2962               34015                 160
JNLSAI206P228000               11.484542                2015               23144                  54
JNLSAI206P228100               11.484025                6231               71553                 760
JNLSAI206P228200               11.483267                3596               41293                 517
JNLSAI206P228450               11.481368                 422                4840                  11
JNLSAI206P228500               11.481268                 878               10076                 113
JNLSAI206P228950               11.477554                1854               21275                  83
JNLSAI206P229000                11.47741                1235               14171                  38
JNLSAI206P229100               11.476416                1002               11496                  21
JNLSAI206P229500               11.473029                 385                4422                  49
JNLSAI206P229600               11.472621                1450               16641                  12
JNLSAI206P230000               11.469585                1410               16167                  72
JNLSAI206P230100               11.469096                 210                2409                 106
JNLSAI206P230500               11.465833                1166               13371                 168
JNLSAI206P230600               11.464991               13415              153802                1020
JNLSAI206P231100                 11.4609                 257                2949                  48
JNLSAI206P231450               11.458558                 831                9526                  28
JNLSAI206P231500               11.449809                 504                5773                  17
JNLSAI206P232700               11.449053                1723               19729                   2
JNLSAI206P233000               11.446782                4119               47146                 245
JNLSAI206P233600               11.442229                1671               19119                  65
JNLSAI206P233950               11.439582                 197                2254                  11
JNLSAI206P235450               11.428212                1703               19459                  84
JNLSAI206P237100               11.415702                3668               41872                   0
JNLSAI207P14000                11.300431              420400             4750702               22912
JNLSAI207P16000                10.520501                5132               53992                 272
JNLSAI207P211500               11.303526              144640             1634943                8138
JNLSAI207P212500               11.295957              121217             1369266                4521
JNLSAI207P213000               11.292242               39887              450412                2027
JNLSAI207P214000               11.284765                5308               59902                 468
JNLSAI207P214500               11.281039                2310               26055                  94
JNLSAI207P215000               11.277279              137140             1546561                8532
JNLSAI207P215450               11.273917                9053              102059                 791
JNLSAI207P215500               11.273547                6740               75984                 288
JNLSAI207P215700               11.272051                1956               22043                 158
JNLSAI207P216000               11.269824              104961             1182892                6305

JNLSAI207P216450               11.266425                4162               46893                 206
JNLSAI207P216500               11.266037              160612             1809462                9224
JNLSAI207P216700               11.264521                 625                7038                  22
JNLSAI207P216950               11.262684                2514               28319                 154
JNLSAI207P217000               11.262197               17079              192342                 829
JNLSAI207P217100               11.261567               66979              754293                4129
JNLSAI207P217500               11.259881                5571               62725                 232
JNLSAI207P217600               11.257835                   0                   0                   4
JNLSAI207P218000                11.25488               44408              499812                1833
JNLSAI207P218100               11.254119              109701             1234583                5754
JNLSAI207P218200               11.253431                 728                8191                  12
JNLSAI207P218450               11.251517                   0                   0                   2
JNLSAI207P218500               11.251294               20457              230173                 820
JNLSAI207P218600               11.250334               27712              311774                1888
JNLSAI207P218950               11.247768                5382               60531                 538
JNLSAI207P219000               11.247198               29002              326188                1783
JNLSAI207P219200               11.245924               10450              117516                 863
JNLSAI207P219450               11.244034                1479               16627                  36
JNLSAI207P219500               11.243677               13634              153291                 780
JNLSAI207P219600               11.242911               18672              209925                 594
JNLSAI207P219950               11.240348                6157               69207                 638
JNLSAI207P220000               11.239904               16265              182812                 903
JNLSAI207P220050               11.239589                2220               24953                  76
JNLSAI207P220100               11.239213                   0                   0                   6
JNLSAI207P220200               11.238462                2428               27291                 255
JNLSAI207P220450               11.236594                6441               72380                 521
JNLSAI207P220500               11.236243                9634              108246                 801
JNLSAI207P220600                11.23547               41446              465660                2595
JNLSAI207P220700               11.234743                   0                   0                   8
JNLSAI207P221000               11.232489                9257              103975                 635
JNLSAI207P221100                11.23461                8704               97788                 337
JNLSAI207P221200               11.232593                  67                 753                   4
JNLSAI207P221500                11.22878               12416              139412                 937
JNLSAI207P221600               11.228047               26696              299745                2226
JNLSAI207P221950               11.225423                2020               22679                 151
JNLSAI207P222000               11.225086               41118              461558                3435
JNLSAI207P222100               11.224319               56929              638994                4383
JNLSAI207P222450               11.221661                 762                8555                  34
JNLSAI207P222500               11.221344                3786               42486                 159
JNLSAI207P222600               11.220585                6038               67748                 250
JNLSAI207P222700               11.219854                1873               21020                  22
JNLSAI207P222950               11.217995                1150               12904                  81
JNLSAI207P223000               11.217746                 466                5225                  76
JNLSAI207P223100               11.216903               15137              169787                 771
JNLSAI207P223200               11.216438                 193                2168                  20
JNLSAI207P223450                 11.2143                 413                4629                   5
JNLSAI207P223600               11.213161               35252              395288                2700
JNLSAI207P223800                11.21147                 551                6177                  72
JNLSAI207P223950               11.210554                1566               17558                  85
JNLSAI207P224000                11.21019                4439               49762                 747
JNLSAI207P224100                11.20949                9518              106690                 389
JNLSAI207P224450               11.206823                1715               19217                  55

JNLSAI207P224500               11.206446                3487               39081                 384
JNLSAI207P224600               11.205338                3563               39921                 347
JNLSAI207P224950               11.203072                 535                5991                  91
JNLSAI207P225000               11.202715               15204              170325                1125
JNLSAI207P225100               11.202008               18685              209308                1830
JNLSAI207P225450               11.199413                1172               13129                  39
JNLSAI207P225500               11.198991                2809               31463                 171
JNLSAI207P225600               11.198284                8900               99661                 563
JNLSAI207P225950               11.195702                3218               36023                 238
JNLSAI207P226000               11.195286                9684              108420                 610
JNLSAI207P226100               11.194584                6917               77435                 469
JNLSAI207P226450               11.191747                 180                2012                  14
JNLSAI207P226600               11.190869                5613               62810                 690
JNLSAI207P226700               11.190073                1398               15646                  89
JNLSAI207P227000               11.187828                 902               10096                 113
JNLSAI207P227100               11.187145                4725               52857                 430
JNLSAI207P227450               11.184575                2228               24922                 249
JNLSAI207P227500               11.184178                 829                9272                  35
JNLSAI207P227600               11.183521                7231               80868                1003
JNLSAI207P228000               11.180488                 691                7731                 250
JNLSAI207P228100               11.179748                8715               97434                 183
JNLSAI207P228450               11.178329                  47                 526                   7
JNLSAI207P228500               11.176853                 467                5217                  74
JNLSAI207P229100               11.172341                1529               17084                  32
JNLSAI207P229450               11.169583                 265                2960                  10
JNLSAI207P229600               11.168615                 738                8241                   6
JNLSAI207P230100                11.16484                 969               10814                 100
JNLSAI207P230500               11.161993                1202               13420                 172
JNLSAI207P230600               11.161377                2529               28231                 235
JNLSAI207P231100               11.157544                 963               10749                  39
JNLSAI207P234100               11.135651                 135                1502                  14
JNLSAI207P239100               11.098693                 244                2705                  25
JNLSAI208P14000                10.845117              217244             2356036               10573
JNLSAI208P211500               10.946232               22083              241722                1387
JNLSAI208P212500               10.939008               97730             1069067                3468
JNLSAI208P213000               10.935319               29614              323840                1366
JNLSAI208P214000               10.928224               21369              233527                1274
JNLSAI208P214500               10.924447                1673               18275                  77
JNLSAI208P215000               10.920854               28975              316431                1509
JNLSAI208P215450               10.917583                3112               33976                 342
JNLSAI208P215500                10.91725                5984               65331                 298
JNLSAI208P215600               10.916499               19298              210662                1094
JNLSAI208P215700               10.915793                   0                   0                   0
JNLSAI208P216000                10.91362               56255              613947                2828
JNLSAI208P216450               10.910343                1201               13103                  66
JNLSAI208P216500               10.909997               87535              955011                5031
JNLSAI208P216700               10.908576                1244               13571                  48
JNLSAI208P216950               10.906616                2188               23861                 156
JNLSAI208P217000               10.906404               10778              117546                 562
JNLSAI208P217100               10.905671               33737              367921                2269
JNLSAI208P217200               10.904914                   0                   0                 220
JNLSAI208P217500               10.903297               13827              150757                 825

JNLSAI208P217600               10.902061                3235               35264                 130
JNLSAI208P218000               10.899066               24429              266254                1315
JNLSAI208P218100               10.898407               56192              612400                3647
JNLSAI208P218200               10.897688                 738                8037                  12
JNLSAI208P218450               10.895889                   0                   0                   7
JNLSAI208P218500               10.895558                6892               75087                 517
JNLSAI208P218600               10.894799               11505              125348                 955
JNLSAI208P218950               10.892249                2537               27637                 489
JNLSAI208P219000               10.891842               18518              201693                 933
JNLSAI208P219200               10.890472                2803               30524                 228
JNLSAI208P219450               10.888652                1505               16390                  36
JNLSAI208P219500               10.888321                5679               61830                 331
JNLSAI208P219600               10.887541                1340               14590                 128
JNLSAI208P219950               10.884925                 756                8230                  30
JNLSAI208P220000               10.884675               19614              213489                 984
JNLSAI208P220050               10.884337                2274               24750                  76
JNLSAI208P220100               10.884032                   0                   0                   6
JNLSAI208P220450                10.88144                2475               26935                 108
JNLSAI208P220500               10.881129                7129               77570                 508
JNLSAI208P220600               10.880319               32892              357870                2601
JNLSAI208P220700               10.879601                 476                5175                  22
JNLSAI208P220950               10.877836                3020               32848                 163
JNLSAI208P221000                10.87749                7626               82950                 430
JNLSAI208P221100               10.879081               10489              114114                 538
JNLSAI208P221200               10.878503                  70                 756                   4
JNLSAI208P221450               10.878915                  59                 643                   2
JNLSAI208P221500               10.873873               25382              276003                1946
JNLSAI208P221600               10.873163               11863              128988                1263
JNLSAI208P221950               10.870657                1547               16821                 133
JNLSAI208P222000               10.870247               38649              420122                2934
JNLSAI208P222100               10.869565               35727              388335                2573
JNLSAI208P222450               10.867066                1591               17287                  96
JNLSAI208P222500               10.866656                2571               27935                 126
JNLSAI208P222600               10.866002                7083               76960                 330
JNLSAI208P222950               10.863411                1187               12898                  81
JNLSAI208P223000               10.863374                2169               23561                 151
JNLSAI208P223100               10.862179                1373               14912                 117
JNLSAI208P223200               10.861938                 196                2128                  20
JNLSAI208P223450               10.862371                  19                 207                   2
JNLSAI208P223500               10.859747                 991               10759                  73
JNLSAI208P223600               10.858696               35666              387282                2715
JNLSAI208P223950               10.856164                 820                8897                  88
JNLSAI208P224000               10.855913                1534               16655                 170
JNLSAI208P224100               10.855153                7388               80195                 361
JNLSAI208P224450               10.852623                 928               10073                  71
JNLSAI208P224500               10.852249                 227                2466                  29
JNLSAI208P224600                10.85168                4006               43473                 299
JNLSAI208P224950               10.849163                 365                3957                  60
JNLSAI208P225000               10.848627                3167               34360                 150
JNLSAI208P225100               10.847813                2502               27146                 177
JNLSAI208P225450               10.845416                1853               20092                  52
JNLSAI208P225500               10.845074                3167               34351                 326

JNLSAI208P225600               10.844353                2929               31759                 203
JNLSAI208P225950                10.84184                3322               36017                 239
JNLSAI208P226000               10.842562                1289               13971                  27
JNLSAI208P226100                10.84076                7481               81100                 965
JNLSAI208P226450               10.837995                 186                2019                  15
JNLSAI208P226600               10.837138                6434               69725                 692
JNLSAI208P226700                10.83644                2902               31443                 180
JNLSAI208P226950               10.834569                 572                6194                  32
JNLSAI208P227000               10.834293                 916                9929                 156
JNLSAI208P227100               10.833592                6490               70313                 743
JNLSAI208P227450               10.830996                 275                2974                   7
JNLSAI208P227500               10.830717                1187               12856                  35
JNLSAI208P227600               10.829964                8735               94603                 907
JNLSAI208P228000               10.827065                 778                8420                 106
JNLSAI208P228100               10.826405                3108               33649                 187
JNLSAI208P228500               10.829285                  13                 136                   1
JNLSAI208P228600               10.822785                 273                2956                   9
JNLSAI208P229000               10.819711                 205                2221                1599
JNLSAI208P229100               10.819362                 165                1790                  23
JNLSAI208P230100               10.812006                1373               14842                 185
JNLSAI208P230500               10.809236                1214               13118                 169
JNLSAI208P230600               10.808398                 396                4278                  46
JNLSAI208P231100               10.804882                 984               10627                  39
JNLSAI208P231500               10.813159                  13                 136                   1
JNLSAI208P234100               10.783476                 359                3871                  41
JNLSAI208P239100               10.747716                 256                2753                  26
JNLSAI222P14000                10.729822              124582             1336745               13749
JNLSAI222P15000                10.078056                 718                7240                 110
JNLSAI222P211000               10.614405               17906              190064                 717
JNLSAI222P211500               10.607929              233389             2475769               23158
JNLSAI222P212500                10.59481              600076             6357688               45023
JNLSAI222P213000               10.588083               38224              404716                3143
JNLSAI222P213500               10.581607               25519              270027                 315
JNLSAI222P214000               10.575154               72435              766015                8909
JNLSAI222P214500               10.568616               42755              451857                5026
JNLSAI222P215000                10.56204              153997             1626526               16711
JNLSAI222P215450               10.556052                7923               83634                1210
JNLSAI222P215500               10.555511               82210              867764                8245
JNLSAI222P215700               10.552851                3797               40068                 187
JNLSAI222P216000                10.54898              100924             1064649                9359
JNLSAI222P216050               10.548615                   0                   0                   0
JNLSAI222P216300               10.545005                3680               38810                 467
JNLSAI222P216450               10.543109               13894              146482                1838
JNLSAI222P216500               10.542501              263875             2781905               27935
JNLSAI222P216600               10.541066               10120              106673                 173
JNLSAI222P216700               10.539771                3903               41141                 208
JNLSAI222P216950               10.536563                4532               47747                 113
JNLSAI222P217000                10.53606               81270              856263                8127
JNLSAI222P217100               10.534647              113401             1194644               15318
JNLSAI222P217200               10.533227                2520               26539                 373
JNLSAI222P217500               10.529397               10932              115105                1347
JNLSAI222P217600                10.52747                3892               40970                 208

JNLSAI222P218000               10.522926              138665             1459156               14340
JNLSAI222P218100               10.521637              133652             1406238               15984
JNLSAI222P218450               10.517068               10279              108110                1910
JNLSAI222P218500               10.516388               77074              810540                3443
JNLSAI222P218600               10.515049               34591              363722                2447
JNLSAI222P218950               10.510588               12024              126379                1386
JNLSAI222P219000                10.50992              207719             2183114               24802
JNLSAI222P219200               10.507244                1621               17034                 300
JNLSAI222P219450               10.503908               11698              122878                 624
JNLSAI222P219500               10.503332               51905              545173                5611
JNLSAI222P219600               10.502059               53286              559615                2786
JNLSAI222P219700               10.500664                9436               99086                1071
JNLSAI222P219950                10.49725                 710                7448                 102
JNLSAI222P220000               10.494544               64561              677539                5918
JNLSAI222P220100               10.495429                3063               32147                 164
JNLSAI222P220450                10.49099               20826              218488                1541
JNLSAI222P220500               10.490418               62398              654584                4037
JNLSAI222P220600               10.489078               80121              840392                9647
JNLSAI222P220700               10.487694                1098               11513                  97
JNLSAI222P220950               10.484423                7285               76377                 151
JNLSAI222P221000               10.483841               21746              227986                2833
JNLSAI222P221100               10.482481               20559              215506                1417
JNLSAI222P221450               10.477938                5993               62790                  41
JNLSAI222P221500               10.477348               23965              251091                3004
JNLSAI222P221600               10.476114                9096               95291                1286
JNLSAI222P221950               10.471487                6483               67883                 213
JNLSAI222P222000               10.470901               43808              458705                5687
JNLSAI222P222100               10.469618               67984              711772                7431
JNLSAI222P222200               10.468225                1605               16805                  11
JNLSAI222P222450               10.464932               10707              112046                 752
JNLSAI222P222500                10.46434               37397              391336                2991
JNLSAI222P222600                10.46309               15835              165682                2612
JNLSAI222P222700                10.46175                3528               36907                 421
JNLSAI222P222950                10.45857                4666               48804                 657
JNLSAI222P223000               10.457818               22601              236359                 479
JNLSAI222P223100               10.457127               23264              243276                 847
JNLSAI222P223450               10.451884                3474               36309                 137
JNLSAI222P223500                10.45147               38567              403082                4361
JNLSAI222P223600               10.450302               68866              719669                3512
JNLSAI222P223700               10.448777                1074               11218                 172
JNLSAI222P223950                10.44549                1719               17958                 410
JNLSAI222P224000                10.44501               32708              341632                4262
JNLSAI222P224100               10.443716               17773              185614                3384
JNLSAI222P224500               10.438574               32099              335065                2691
JNLSAI222P224600               10.437333               22226              231985                2190
JNLSAI222P224950               10.431508                 267                2781                  63
JNLSAI222P225000               10.432045               16539              172533                2097
JNLSAI222P225100               10.430685               35237              367542                 871
JNLSAI222P225200               10.429232                1084               11302                 110
JNLSAI222P225500                10.42581               11975              124846                2944
JNLSAI222P225600               10.424245               18399              191796                1906
JNLSAI222P225950               10.419828                3329               34689                 455

JNLSAI222P226000               10.418896                 904                9416                 200
JNLSAI222P226100               10.417794               28503              296942                3072
JNLSAI222P226450                10.41326                3525               36706                 404
JNLSAI222P226500               10.412717                3607               37555                 126
JNLSAI222P226600               10.411217              106203             1105700               10823
JNLSAI222P226950               10.406943                1251               13018                 159
JNLSAI222P227000               10.406167               10428              108520                1836
JNLSAI222P227100               10.404914               17358              180610                2433
JNLSAI222P227450               10.400365                7108               73923                 269
JNLSAI222P227500               10.399711                8231               85599                 406
JNLSAI222P227600               10.398439               29826              310141                3567
JNLSAI222P227950               10.394141                 825                8573                 232
JNLSAI222P228000               10.393256                1761               18306                 209
JNLSAI222P228100               10.391468                6313               65600                  97
JNLSAI222P228200               10.390756                1049               10903                 162
JNLSAI222P228500               10.386841                 758                7868                 113
JNLSAI222P228600               10.385578               20237              210171                2745
JNLSAI222P228950               10.381193                1770               18377                 473
JNLSAI222P229100               10.379142                3263               33863                 821
JNLSAI222P229500               10.374003                5476               56804                 574
JNLSAI222P229600                10.37276               56402              585047                9488
JNLSAI222P230100               10.366459                1677               17382                 477
JNLSAI222P230600               10.359897                9012               93368                1368
JNLSAI222P231100               10.353439                3876               40129                 517
JNLSAI222P231500               10.348389                   0                   0                  18
JNLSAI222P231600               10.347098                2284               23633                 519
JNLSAI222P232100                10.34065                2855               29522                 357
JNLSAI222P232600               10.334417                3845               39736                 674
JNLSAI222P232950               10.329764               39288              405831                6548
JNLSAI222P233600                10.32146                   0                   0                  27
JNLSAI222P236100               10.289532                1546               15906                 156
JNLSAI223P14000                 16.01731             1238076            19830654              131745
JNLSAI223P15000                13.151364                4266               56107                 531
JNLSAI223P16000                 9.993497                 567                5668                   7
JNLSAI223P17000                12.263482                 291                3565                  24
JNLSAI223P210000               15.724123               59946              942595                4075
JNLSAI223P211000               15.704651               29100              457004                3955
JNLSAI223P211500               15.695007             1479098            23214461              132471
JNLSAI223P212500               15.675581             3857711            60471858              297072
JNLSAI223P213000               15.665865              379448             5944388               40528
JNLSAI223P214000               15.646496              409760             6411308               51480
JNLSAI223P214200               15.642503                5173               80920                 589
JNLSAI223P214500               15.636834              220429             3446804               26510
JNLSAI223P215000               15.627157             1379850            21563133              147076
JNLSAI223P215450               15.618565              112143             1751518               14064
JNLSAI223P215500               15.617485              626226             9780080               69443
JNLSAI223P215600               15.615391               14051              219411                1149
JNLSAI223P215700               15.613486               27646              431648                 740
JNLSAI223P216000               15.607785             1542900            24081252              129807
JNLSAI223P216050               15.608635                  73                1146                   8
JNLSAI223P216300               15.601836                7177              111971                1278
JNLSAI223P216450               15.599082               75411             1176342                9235

JNLSAI223P216500               15.598235             2883403            44975997              315258
JNLSAI223P216600               15.596057               21425              334144                 492
JNLSAI223P216700               15.594241               31354              488944                3051
JNLSAI223P216950               15.589434               48519              756380                4947
JNLSAI223P217000               15.588444              490211             7641623               63536
JNLSAI223P217100               15.586617              826492            12882217              107494
JNLSAI223P217200               15.584486                3116               48561                 142
JNLSAI223P217450               15.579671                3982               62041                 241
JNLSAI223P217500               15.578812              186287             2902128               27396
JNLSAI223P217600               15.577003               76570             1192728                8177
JNLSAI223P217950               15.570012               18320              285244                2727
JNLSAI223P218000               15.569235              584946             9107157               75978
JNLSAI223P218100               15.567278             1464783            22802677              153265
JNLSAI223P218200                15.56514                1173               18261                 160
JNLSAI223P218450               15.560557               46944              730476                8783
JNLSAI223P218500               15.559574              606704             9440049               53986
JNLSAI223P218600               15.557685              210973             3282247               30750
JNLSAI223P218700                15.55546               10687              166248                 878
JNLSAI223P218950               15.550897               39533              614767                5873
JNLSAI223P219000               15.549999              642406             9989413               90368
JNLSAI223P219100               15.547858               38464              598036                2066
JNLSAI223P219200               15.546086               37758              586995                5096
JNLSAI223P219450                15.54239               50008              777242                4953
JNLSAI223P219500               15.540347              298233             4634649               38093
JNLSAI223P219550               15.539186                5430               84374                 327
JNLSAI223P219600               15.538382              266634             4143061               27423
JNLSAI223P219700               15.536285               10929              169795                2293
JNLSAI223P219800               15.534539                 143                2225                   1
JNLSAI223P219950               15.531614               29779              462519                3178
JNLSAI223P220000               15.530637              598883             9301037               72375
JNLSAI223P220050                15.53104                4834               75071                 236
JNLSAI223P220100               15.528746               79154             1229165               12701
JNLSAI223P220200               15.526684               19111              296729                1828
JNLSAI223P220300               15.524753                 940               14593                  87
JNLSAI223P220450               15.521999              106940             1659915               11321
JNLSAI223P220500                 15.5211              256317             3978323               28311
JNLSAI223P220600               15.519215              620974             9637030               79967
JNLSAI223P220700               15.517097                8860              137477                1307
JNLSAI223P220950               15.512258               13993              217061                1209
JNLSAI223P221000               15.511463              388711             6029472               63758
JNLSAI223P221100               15.509545              175148             2716458               16992
JNLSAI223P221200               15.506504                 399                6189                  59
JNLSAI223P221450               15.502807               22188              343976                2696
JNLSAI223P221500               15.501878              308470             4781862               38382
JNLSAI223P221550               15.500784                1222               18945                  69
JNLSAI223P221600               15.500024              491087             7611862               40363
JNLSAI223P221700               15.498008                4872               75512                 791
JNLSAI223P221950               15.493156               18276              283147                1825
JNLSAI223P222000               15.492321              258989             4012348               41616
JNLSAI223P222100               15.490383             1041858            16138774              153004
JNLSAI223P222200                15.48817                3251               50344                 163
JNLSAI223P222450                15.48349               48218              746589                3207

JNLSAI223P222500               15.482452              189725             2937409               18600
JNLSAI223P222600               15.480632              189862             2939181               30391
JNLSAI223P222700               15.478698                4285               66326                 865
JNLSAI223P222950               15.473992               13498              208870                2065
JNLSAI223P223000               15.473082               94832             1467350               11346
JNLSAI223P223100               15.471264              145115             2245108               19215
JNLSAI223P223200               15.469278                1615               24986                 122
JNLSAI223P223450               15.464615               21644              334718                3776
JNLSAI223P223500               15.463426              245091             3789944               38667
JNLSAI223P223600               15.461482              460952             7127002               55353
JNLSAI223P223700               15.460401                 723               11177                 525
JNLSAI223P223800               15.459024                2919               45121                 244
JNLSAI223P223950               15.454743               29980              463332                5592
JNLSAI223P224000               15.453943              167547             2589267               25502
JNLSAI223P224100               15.452051              149809             2314864               20845
JNLSAI223P224200               15.449942               10334              159655                2128
JNLSAI223P224450               15.445211               37092              572888                3927
JNLSAI223P224500                15.44422               65840             1016853                9512
JNLSAI223P224600                15.44253              193341             2985679               46351
JNLSAI223P224700               15.439446                  46                 707                   3
JNLSAI223P224800                 15.4397                  34                 518                   4
JNLSAI223P224950               15.435619                9394              144997                1393
JNLSAI223P225000               15.434672               92371             1425711               14383
JNLSAI223P225100                15.43294              197893             3054073               28247
JNLSAI223P225200               15.430861                6543              100969                1652
JNLSAI223P225450               15.426068               12997              200488                1951
JNLSAI223P225500               15.425224               41446              639311                5432
JNLSAI223P225600               15.423202              309036             4766322               54775
JNLSAI223P225700               15.421256                4222               65116                 624
JNLSAI223P225950               15.416731               22456              346204                2838
JNLSAI223P226000               15.415375               56165              865801                8389
JNLSAI223P226100               15.413686              131603             2028488               24562
JNLSAI223P226450                15.40697               33141              510605                3261
JNLSAI223P226500               15.406028               32787              505121                5665
JNLSAI223P226600               15.404244              251482             3873897               37496
JNLSAI223P226950               15.397354                1401               21573                 282
JNLSAI223P227000               15.396299               24177              372237                5008
JNLSAI223P227100                15.39464              152415             2346374               23792
JNLSAI223P227450               15.387902               24211              372553                3503
JNLSAI223P227500               15.387029               16501              253895                2773
JNLSAI223P227600               15.385178              203436             3129894               39708
JNLSAI223P227700               15.383147                3198               49200                 621
JNLSAI223P227950               15.378569                2399               36897                 618
JNLSAI223P228000               15.377592               10296              158324                2473
JNLSAI223P228100               15.375627              111836             1719543               18510
JNLSAI223P228200               15.373621                3176               48820                 566
JNLSAI223P228450               15.368829                1290               19830                  70
JNLSAI223P228500               15.369943                4546               69877                 920
JNLSAI223P228600               15.366109               15624              240085                3916
JNLSAI223P228950               15.359332                5181               79572                 839
JNLSAI223P229000               15.358401                   0                   0                   1
JNLSAI223P229100               15.356489               34803              534453                8382

JNLSAI223P229200               15.354578                6635              101881                1124
JNLSAI223P229450               15.349854                3798               58294                 538
JNLSAI223P229500               15.348777               13654              209568                2778
JNLSAI223P229600               15.347255               59625              915076                8502
JNLSAI223P229950               15.340341               14005              214838                3217
JNLSAI223P230100               15.337491               24518              376037                4175
JNLSAI223P230500               15.329898                1986               30452                 363
JNLSAI223P230600               15.329234               47591              729536                8491
JNLSAI223P230950               15.321334               12654              193872                2526
JNLSAI223P231100               15.318516               22744              348409                4798
JNLSAI223P231450                15.31197                 442                6761                  47
JNLSAI223P231500               15.310943                   0                   0                  18
JNLSAI223P231600               15.309016               11771              180195                 918
JNLSAI223P231950                15.30244                3340               51109                1358
JNLSAI223P232100                15.29949                6112               93505                1761
JNLSAI223P232600               15.290076                8416              128685                3313
JNLSAI223P233100                15.28069               10648              162713                2094
JNLSAI223P233600               15.271129               10598              161847                1268
JNLSAI223P235100               15.242845                5712               87062                1460
JNLSAI223P235600               15.233464                1172               17851                 569
JNLSAI223P236100                15.22449                   0                   0                  17
JNLSAI224P14000                12.063163             3094336            37327476              284195
JNLSAI224P15000                10.237938               42887              439070                2447
JNLSAI224P16000                 11.16722               32120              358694                2428
JNLSAI224P17000                10.588737               10354              109633                 955
JNLSAI224P210000               11.963532              205908             2463383                 204
JNLSAI224P211000               11.948762              325146             3885092               18586
JNLSAI224P211500               11.941419             2957499            35316732              138208
JNLSAI224P212500               11.926629            13718920           163620473              768241
JNLSAI224P213000                11.91926              615640             7337971               56276
JNLSAI224P213500               11.911787              117127             1395195                 520
JNLSAI224P214000               11.904509              881290            10491326               90853
JNLSAI224P214500               11.896987              190830             2270301                9317
JNLSAI224P215000               11.889806             3985070            47381713              291356
JNLSAI224P215450               11.883212              234385             2785241               18462
JNLSAI224P215500               11.882433             1887841            22432142              160400
JNLSAI224P215600               11.880854               56133              666905               14071
JNLSAI224P215700               11.879416              153409             1822414                6412
JNLSAI224P216000                11.87509             3598976            42738169              196724
JNLSAI224P216050               11.874319                8963              106428                1605
JNLSAI224P216300               11.870601                2272               26971                 139
JNLSAI224P216450               11.868381              143824             1706957                8810
JNLSAI224P216500                11.86773            12122577           143867469             1078062
JNLSAI224P216600               11.866155              489658             5810358               33793
JNLSAI224P216700               11.864754               99177             1176710                8912
JNLSAI224P216950               11.861057              207362             2459538               26270
JNLSAI224P217000               11.860354             2042555            24225429              200563
JNLSAI224P217100               11.858935             2192356            25999009              168784
JNLSAI224P217200               11.857336                4189               49673                  66
JNLSAI224P217450               11.853659                4924               58367                 232
JNLSAI224P217500               11.853032             1553706            18416126              139692
JNLSAI224P217600               11.851497              111643             1323141                7376

JNLSAI224P217950               11.846433               58212              689608                5144
JNLSAI224P218000               11.845726             1865157            22094139              172834
JNLSAI224P218100               11.844261             5017982            59434284              498761
JNLSAI224P218200               11.842732               23111              273692                1721
JNLSAI224P218450               11.839017              148272             1755395               16970
JNLSAI224P218500               11.838356             2345098            27762102              190418
JNLSAI224P218600                11.83692              785835             9301864               66570
JNLSAI224P218950                11.83178              222122             2628100               17776
JNLSAI224P219000               11.831063             3055852            36153980              337476
JNLSAI224P219050                11.83025                 518                6131                   8
JNLSAI224P219100               11.829464               38992              461256                1612
JNLSAI224P219200               11.828075               54397              643416                5395
JNLSAI224P219450               11.824489              268004             3169014               25995
JNLSAI224P219500               11.823707             1352916            15996488              155719
JNLSAI224P219550               11.822881                3279               38766                 144
JNLSAI224P219600               11.822277              322621             3814117               44500
JNLSAI224P219800               11.819212                1267               14972                   7
JNLSAI224P219950               11.817171              160526             1896968               12705
JNLSAI224P220000               11.816562             2606515            30800043              220721
JNLSAI224P220050               11.815557                2099               24799                  10
JNLSAI224P220100               11.814938              121426             1434643               10986
JNLSAI224P220200               11.813377               45686              539708                4261
JNLSAI224P220450               11.809859              360608             4258726               31313
JNLSAI224P220500               11.809095              645780             7626080               61252
JNLSAI224P220600               11.807624             1963250            23181314              204848
JNLSAI224P220700               11.806107              129622             1530332               17123
JNLSAI224P220950               11.802337              114440             1350657                3826
JNLSAI224P221000                11.80178             1599847            18881047              200659
JNLSAI224P221100               11.800341             1232491            14543812              158816
JNLSAI224P221200               11.798747               11228              132477                1376
JNLSAI224P221450               11.795169               29760              351020                6045
JNLSAI224P221500               11.794484             1878653            22157742              221411
JNLSAI224P221600               11.793015             1195361            14096914              107582
JNLSAI224P221700               11.791441                2696               31787                 138
JNLSAI224P221950                11.78786               54981              648110                4566
JNLSAI224P222000               11.787209             1417478            16708107              172184
JNLSAI224P222100               11.785891             3236791            38148471              429543
JNLSAI224P222200               11.784131               32419              382027                3184
JNLSAI224P222450               11.780582              390647             4602052               54446
JNLSAI224P222500               11.779866              660584             7781596               65104
JNLSAI224P222600               11.778453              880052            10365656              130831
JNLSAI224P222700               11.776843               16115              189787                 755
JNLSAI224P222950               11.773232              123412             1452959               14506
JNLSAI224P223000               11.772607              370183             4358016               48369
JNLSAI224P223100               11.771162              411563             4844569               48273
JNLSAI224P223200               11.769661               37922              446330                8641
JNLSAI224P223450               11.766025              186061             2189200               23241
JNLSAI224P223500               11.765587              292392             3440169               25215
JNLSAI224P223600               11.763867             1179409            13874409              126259
JNLSAI224P223700               11.762273               22822              268436                5675
JNLSAI224P223800                11.75881                5447               64052                 234
JNLSAI224P223950               11.758727               66407              780864               12344

JNLSAI224P224000               11.758042              832764             9791675              103406
JNLSAI224P224050               11.757168                   0                   0                 189
JNLSAI224P224100               11.756568              638762             7509649               68272
JNLSAI224P224200               11.754991               31090              365463                3083
JNLSAI224P224450               11.751353               81296              955335               18182
JNLSAI224P224500               11.750728              356943             4194336               48325
JNLSAI224P224600               11.749327             1089471            12800551              174708
JNLSAI224P224700               11.747699                3598               42265                 587
JNLSAI224P224800                11.74643                 262                3072                  22
JNLSAI224P224950               11.744079               45800              537883                4945
JNLSAI224P225000               11.743348              450506             5290450               58830
JNLSAI224P225100                11.74201              611294             7177821               87181
JNLSAI224P225200                11.74045               29833              350250                7900
JNLSAI224P225450                11.73679               61470              721455                7887
JNLSAI224P225500               11.736174              276797             3248537               37310
JNLSAI224P225600               11.734458              561638             6590517               59389
JNLSAI224P225700               11.733167               21590              253314                3626
JNLSAI224P225950               11.729536               80276              941600               12642
JNLSAI224P226000                11.72889              281199             3298152               34833
JNLSAI224P226100               11.730372              183746             2155414               27530
JNLSAI224P226200               11.725907                8793              103101                1767
JNLSAI224P226450               11.722348              170345             1996843               22190
JNLSAI224P226500               11.721542              296831             3479321               31288
JNLSAI224P226600               11.720143              991243            11617514              144632
JNLSAI224P226950               11.715029                4624               54168                 536
JNLSAI224P227000               11.714435              165783             1942054               25547
JNLSAI224P227100               11.713035              628948             7366894               91204
JNLSAI224P227450               11.707851               21300              249376                6000
JNLSAI224P227500               11.707048              141557             1657214               10178
JNLSAI224P227600               11.705747             1022948            11974368              150613
JNLSAI224P227950               11.700549               14368              168114                2692
JNLSAI224P228000               11.699792               23291              272498                3282
JNLSAI224P228100               11.698237              148385             1735840               14552
JNLSAI224P228200               11.696894                6793               79459                 488
JNLSAI224P228450               11.693214               11105              129852                1698
JNLSAI224P228500               11.692535               12101              141493                2860
JNLSAI224P228600               11.691263              130576             1526597               20320
JNLSAI224P228950               11.686046               33454              390948                3585
JNLSAI224P229000               11.685308                7859               91831                1364
JNLSAI224P229100               11.684074              156462             1828112               40353
JNLSAI224P229200               11.682437                7664               89537                 637
JNLSAI224P229450               11.678797               58674              685247                7092
JNLSAI224P229500               11.678078               26911              314274                5930
JNLSAI224P229600               11.676639              248078             2896716               34912
JNLSAI224P229700               11.675175                1653               19293                 350
JNLSAI224P229950               11.671577               29584              345290                8739
JNLSAI224P230000               11.670851                8351               97464                2264
JNLSAI224P230100                11.66944              185107             2160100               30589
JNLSAI224P230500               11.663653               72204              842160               11385
JNLSAI224P230600               11.662215              367196             4282324               74421
JNLSAI224P230950                11.65719               98868             1152527               22070
JNLSAI224P231000               11.656397               18934              220705                3243

JNLSAI224P231100               11.654986               56904              663211                8478
JNLSAI224P231200               11.653518               12803              149194                 487
JNLSAI224P231450               11.649914               17861              208074                3848
JNLSAI224P231500               11.649208                   0                   0                 132
JNLSAI224P231600               11.647749              202367             2357116               30681
JNLSAI224P231950               11.642721               23027              268099                7241
JNLSAI224P232100                11.64054                6364               74084                1230
JNLSAI224P232600               11.633346               68449              796295               12711
JNLSAI224P232950               11.628295                6500               75589                 869
JNLSAI224P233100               11.626106               39239              456199                6195
JNLSAI224P233600                11.61895               58235              676628               17221
JNLSAI224P233950               11.613821                1181               13720                 294
JNLSAI224P234450               11.606731                1428               16572                 182
JNLSAI224P234600               11.604546               11794              136867                2730
JNLSAI224P234700               11.603159                2266               26291                 537
JNLSAI224P235100               11.597291                7462               86544                1533
JNLSAI224P235600               11.590185               20472              237279                5622
JNLSAI224P236100               11.583037                6075               70373                 791
JNLSAI224P236950               11.570828                   0                   0                 213
JNLSAI225P14000                12.269367             1056782            12966051              101511
JNLSAI225P15000                11.238761                4658               52350                 515
JNLSAI225P17000                10.659588                9992              106507                 923
JNLSAI225P211000               12.038914               18257              219797                 964
JNLSAI225P211500               12.031565              682257             8208615               71855
JNLSAI225P212500               12.016672             2253432            27078749              157321
JNLSAI225P213000               12.009223              216327             2597914               19565
JNLSAI225P213500               12.001695               11529              138365                 160
JNLSAI225P214000               11.994344              138025             1655514               13602
JNLSAI225P214500               11.986907               98043             1175236               10417
JNLSAI225P215000               11.979533              738990             8852754               64669
JNLSAI225P215450               11.972861               55599              665684                7756
JNLSAI225P215500               11.972047              369106             4418957               39322
JNLSAI225P215600                11.97053                   0                   0                8582
JNLSAI225P215700               11.969048               15030              179894                1442
JNLSAI225P216000               11.964728             1222295            14624427               72720
JNLSAI225P216450               11.958012               35732              427288                5407
JNLSAI225P216500               11.957306             2172890            25981912              211905
JNLSAI225P216600               11.955514                   0                   0                 218
JNLSAI225P216700               11.954225               18693              223460                1319
JNLSAI225P216950               11.950617               48913              584538                5395
JNLSAI225P217000               11.949896              410773             4908700               50179
JNLSAI225P217100               11.948443              405530             4845456               55840
JNLSAI225P217500               11.942441              157331             1878917               15293
JNLSAI225P217600               11.941289               27572              329244                2761
JNLSAI225P217950               11.935973                2049               24462                 244
JNLSAI225P218000               11.935104              307952             3675444               34982
JNLSAI225P218100               11.933594              783838             9354009               87526
JNLSAI225P218450               11.928414               11915              142132                3089
JNLSAI225P218500               11.927694              316465             3774703               32817
JNLSAI225P218600               11.926278              101147             1206308               13024
JNLSAI225P218950               11.921053               50292              599528                8306
JNLSAI225P219000               11.920366              867512            10341058               93568

JNLSAI225P219050                11.91955                 512                6097                   8
JNLSAI225P219200               11.918599                8090               96420                 642
JNLSAI225P219450               11.913751               37060              441518                3390
JNLSAI225P219500               11.912976              307165             3659247               41418
JNLSAI225P219600               11.911511               52874              629809               12221
JNLSAI225P219700               11.909903               18909              225200                 515
JNLSAI225P219950               11.906327               36046              429170                2818
JNLSAI225P220000               11.905625              830403             9886464               68739
JNLSAI225P220100               11.904033               22500              267841                3617
JNLSAI225P220200               11.902516               32067              381675                3739
JNLSAI225P220450               11.898957               32549              387298                4229
JNLSAI225P220500               11.898248              268065             3189508               32908
JNLSAI225P220600               11.896733              306382             3644945               48141
JNLSAI225P220700               11.895164               56765              675231               11213
JNLSAI225P220950               11.891495                4303               51166                2059
JNLSAI225P221000               11.890954              433167             5150773               54023
JNLSAI225P221100               11.889432               93856             1115895                9612
JNLSAI225P221450               11.884204               11877              141143                2702
JNLSAI225P221500               11.883494              269908             3207447               30880
JNLSAI225P221600                11.88202              315156             3744685               41559
JNLSAI225P221700               11.880583                4857               57700                1188
JNLSAI225P221950               11.876793                2683               31865                 171
JNLSAI225P222000               11.876068              131471             1561353               17745
JNLSAI225P222100               11.874654              632446             7510083              104037
JNLSAI225P222450               11.869409                3998               47453                6837
JNLSAI225P222500               11.868864              105320             1250030                8588
JNLSAI225P222600               11.867315               75075              890939               12131
JNLSAI225P222950               11.862106               30352              360037                5145
JNLSAI225P223000               11.861504               57617              683419                8930
JNLSAI225P223100               11.860025              100635             1193531               13836
JNLSAI225P223200               11.858479                1120               13284                 291
JNLSAI225P223450               11.854691                5268               62448                 648
JNLSAI225P223500               11.854239               17327              205401                1381
JNLSAI225P223600               11.852678              159485             1890326               28696
JNLSAI225P223700               11.851065                2448               29016                 284
JNLSAI225P223800               11.842162                  47                 552                   6
JNLSAI225P223950               11.847239               12873              152514                1296
JNLSAI225P224000                11.84677              201236             2383998               41526
JNLSAI225P224100               11.845322               98412             1165723               14256
JNLSAI225P224200               11.843154               30670              363227                2783
JNLSAI225P224450               11.840055                9491              112377                2294
JNLSAI225P224500               11.839156               66381              785894                8898
JNLSAI225P224600               11.838173               91319             1081053               16454
JNLSAI225P224700               11.836369                2468               29207                 293
JNLSAI225P224950               11.832715                6884               81461                1162
JNLSAI225P225000               11.831986              190676             2256072               20958
JNLSAI225P225100               11.830646               62232              736242               11200
JNLSAI225P225200               11.829043                2539               30035                 212
JNLSAI225P225450               11.825413                2169               25644                 139
JNLSAI225P225500               11.824648               23107              273234                3429
JNLSAI225P225600               11.824451              140015             1655597               22105
JNLSAI225P225950               11.818112                2330               27536                 561

JNLSAI225P226000               11.817348               45183              533939                4438
JNLSAI225P226100               11.815886               55742              658641                9821
JNLSAI225P226450                11.81079               10593              125109                1071
JNLSAI225P226500               11.810073               34196              403863                4544
JNLSAI225P226600               11.808636               83129              981636               10464
JNLSAI225P226950               11.803643                4300               50751                 339
JNLSAI225P227000               11.802807               48620              573856               13425
JNLSAI225P227100               11.801453               96596             1139968               17106
JNLSAI225P227450               11.796193                 994               11727                 171
JNLSAI225P227500               11.795411               30369              358210                3758
JNLSAI225P227600                11.79404              107155             1263789               18000
JNLSAI225P228000               11.788132                1593               18777                 981
JNLSAI225P228100               11.786731               31652              373069               10420
JNLSAI225P228500                11.78087                6182               72825                 504
JNLSAI225P228600               11.779386               23937              281960                6862
JNLSAI225P228950               11.774248                3353               39476                 614
JNLSAI225P229000               11.773488                5307               62485                1131
JNLSAI225P229100               11.772232                6568               77318                1075
JNLSAI225P229600               11.764588               17466              205480                2762
JNLSAI225P229700               11.763331                1643               19328                 349
JNLSAI225P230100               11.757627              127810             1502739               25898
JNLSAI225P230450               11.752381                 673                7907                  44
JNLSAI225P230600               11.750371               16610              195177                2935
JNLSAI225P231100               11.742949                 571                6706                  65
JNLSAI225P231200                11.74148               12698              149096                 489
JNLSAI225P231500               11.737152                 429                5032                  10
JNLSAI225P231600                11.73567               12305              144411                3007
JNLSAI225P232100               11.728517               21018              246511                3330
JNLSAI225P232600               11.721118                8082               94735                1265
JNLSAI225P233000               11.715326                9549              111867                3061
JNLSAI225P233100               11.713888               21281              249288                3257
JNLSAI225P233600               11.706639                2679               31361                 563
JNLSAI225P234100               11.699391               25076              293379                2678
JNLSAI225P235100               11.684904               12332              144095                2508
JNLSAI226P14000                10.969401              460905             5055854               42322
JNLSAI226P211000               10.916193               33380              364382                3254
JNLSAI226P211500               10.909505              101267             1104776                7047
JNLSAI226P212500               10.896019             1281922            13967844               90273
JNLSAI226P213000               10.889185               10862              118278                 941
JNLSAI226P214000               10.875777                9736              105886                1374
JNLSAI226P214500               10.868982               19509              212038                1388
JNLSAI226P215000               10.862356              351778             3821134               32151
JNLSAI226P215450               10.856281               51241              556288                5299
JNLSAI226P215500               10.855614              250236             2716468               20123
JNLSAI226P215700               10.853079                 465                5047                  60
JNLSAI226P216000                 10.8487              280364             3041587               14289
JNLSAI226P216450               10.843157               11702              126887                 269
JNLSAI226P216500               10.842203             1786260            19366994              167829
JNLSAI226P216700               10.839166               13409              145347                1347
JNLSAI226P216950               10.835986                1028               11139                 183
JNLSAI226P217000               10.835495              583596             6323552               69377
JNLSAI226P217100               10.834129              160409             1737895               12632

JNLSAI226P217500               10.828764              194436             2105504               17949
JNLSAI226P217600               10.827111              149116             1614491               17046
JNLSAI226P218000               10.822082              217491             2353705               25477
JNLSAI226P218100                10.82068              660856             7150909               72789
JNLSAI226P218500               10.815389              229162             2478473               22943
JNLSAI226P218600                10.81404               30792              332989                4652
JNLSAI226P218950               10.809167               13062              141185                1866
JNLSAI226P219000               10.808714              285437             3085204               30054
JNLSAI226P219200               10.805763                1013               10951                 182
JNLSAI226P219450               10.802596               40496              437467                5192
JNLSAI226P219500               10.801788              402720             4350094               38917
JNLSAI226P219600               10.799925               25539              275815                3536
JNLSAI226P219950               10.800981                2022               21837                 144
JNLSAI226P220000               10.795284              306695             3310860               32462
JNLSAI226P220050               10.794536                6242               67384                 176
JNLSAI226P220100               10.793964               28389              306430                4176
JNLSAI226P220450               10.789331              101601             1096209               12692
JNLSAI226P220500                10.78866              111064             1198233               14450
JNLSAI226P220600               10.787303              163757             1766493               26824
JNLSAI226P220700               10.785878               39145              422213                2586
JNLSAI226P220950                10.78252                6399               68992                1174
JNLSAI226P221000               10.781965              368892             3977377               53076
JNLSAI226P221100               10.780564              177039             1908582               16517
JNLSAI226P221200               10.779166                6807               73378                1301
JNLSAI226P221450               10.775962               19088              205689                3632
JNLSAI226P221500               10.775267              287525             3098160               31369
JNLSAI226P221600               10.773938              151150             1628478               12208
JNLSAI226P221950               10.769221               31546              339727                4076
JNLSAI226P222000               10.768598              128206             1380594               16965
JNLSAI226P222050               10.767835                2646               28489                  43
JNLSAI226P222100               10.767265              735487             7919178               91017
JNLSAI226P222450               10.762496               40540              436315                4909
JNLSAI226P222500               10.761962              112289             1208449               16297
JNLSAI226P222600               10.760611              229928             2474168               30426
JNLSAI226P222950                10.75578                2887               31048                 472
JNLSAI226P223000                10.75525              183260             1971010               36741
JNLSAI226P223100               10.753889              109903             1181889               10601
JNLSAI226P223450               10.749179                7432               79891                1674
JNLSAI226P223500               10.748649               22616              243095                3999
JNLSAI226P223600               10.747243              151688             1630223               19870
JNLSAI226P223700               10.745816                3258               35008                 769
JNLSAI226P223950                10.74264               15959              171447                1140
JNLSAI226P224000               10.741983              156261             1678554               20355
JNLSAI226P224100               10.740513               40404              433957                3675
JNLSAI226P224200               10.739372                1453               15599                 328
JNLSAI226P224500               10.735236               52011              558349                7524
JNLSAI226P224600               10.734046              114604             1230160               24914
JNLSAI226P224950               10.729231               31622              339283                5128
JNLSAI226P225000               10.728562              113389             1216498               14732
JNLSAI226P225100               10.727365              136240             1461492               18171
JNLSAI226P225200               10.725986               34169              366498                5409
JNLSAI226P225450               10.722627                1049               11250                 169

JNLSAI226P225500               10.722036               55555              595664               15853
JNLSAI226P225600               10.720754              144498             1549132               21602
JNLSAI226P225950               10.716082               25420              272401                5057
JNLSAI226P226000               10.715312               69034              739724               10403
JNLSAI226P226100               10.713956               18358              196689                2398
JNLSAI226P226450               10.709315                7015               75129                1931
JNLSAI226P226500               10.708742                 669                7164                  74
JNLSAI226P226600               10.707461              376160             4027723               51044
JNLSAI226P226950               10.702853                3966               42448                 754
JNLSAI226P227000               10.702126               35203              376744                5269
JNLSAI226P227100               10.700788               44399              475108                8672
JNLSAI226P227450               10.696025                1689               18068                 104
JNLSAI226P227500               10.695659               28069              300218                2488
JNLSAI226P227600               10.694129               53702              574294               10087
JNLSAI226P227950               10.689455               16706              178576                4348
JNLSAI226P228100               10.687443               13880              148342                2203
JNLSAI226P228450               10.682833               28664              306217                7289
JNLSAI226P228500               10.681629                 568                6072                 100
JNLSAI226P228600               10.680912               45064              481323                9885
JNLSAI226P228700               10.679514                5447               58174                 273
JNLSAI226P228950                10.67618                2242               23931                 108
JNLSAI226P229450               10.669605                   0                   0                  26
JNLSAI226P229500                10.66894               13082              139572                1781
JNLSAI226P229600               10.667662               25755              274750                2575
JNLSAI226P229950               10.662989                8216               87605                3081
JNLSAI226P230000               10.662356                1529               16298                 460
JNLSAI226P230100               10.661024                7074               75416                 786
JNLSAI226P230450               10.656402               12047              128377                 850
JNLSAI226P230500               10.655745                5731               61073                 505
JNLSAI226P230600                10.65521                2273               24215                 340
JNLSAI226P230950               10.649862                2456               26159                 647
JNLSAI226P231100               10.647777                2516               26790                 525
JNLSAI226P231600               10.641229                6314               67193                 146
JNLSAI226P232600               10.628068                1651               17544                 383
JNLSAI227P14000                10.597922              453860             4809970               49790
JNLSAI227P16000                10.302036                   0                   0                 614
JNLSAI227P211000               10.590688                6530               69155                 758
JNLSAI227P211500               10.584223              164468             1740771               12430
JNLSAI227P212500                10.57108              807494             8536081               58470
JNLSAI227P213000               10.564469               49682              524866                2429
JNLSAI227P214000               10.550837                 885                9335                  40
JNLSAI227P214500               10.544929               35109              370220                2613
JNLSAI227P215000               10.538294               81549              859387               10887
JNLSAI227P215450                10.53253               21472              226152                 987
JNLSAI227P215500               10.531901              294788             3104675               26740
JNLSAI227P215700                 10.5292                   0                   0                 351
JNLSAI227P216000               10.525388               81455              857346                4719
JNLSAI227P216450               10.519888                2714               28549                 178
JNLSAI227P216500               10.518891              767250             8070623               75219
JNLSAI227P216700               10.516189                6200               65196                 910
JNLSAI227P216950               10.513072                3785               39795                 345
JNLSAI227P217000                 10.5123              195691             2057166               31656

JNLSAI227P217100                10.51108              107517             1130118               14358
JNLSAI227P217500               10.505717               65392              686992                3975
JNLSAI227P217600               10.504325               62355              654995                7223
JNLSAI227P218000               10.499337              128707             1351334               14591
JNLSAI227P218100               10.498065              530025             5564232               64817
JNLSAI227P218450               10.493369                6902               72427                 482
JNLSAI227P218500               10.492879              158427             1662352               19193
JNLSAI227P218600               10.491587               59622              625526                7787
JNLSAI227P218950               10.486893                 878                9203                 169
JNLSAI227P219000               10.486368               88376              926742                9014
JNLSAI227P219450               10.480294               17283              181133                3615
JNLSAI227P219500                10.47988              128613             1347853               15450
JNLSAI227P219600                10.47859                7446               78021                1543
JNLSAI227P219700               10.477211                2488               26066                 148
JNLSAI227P219950                10.47398                4908               51408                1007
JNLSAI227P220000               10.473371              108306             1134331               17489
JNLSAI227P220100               10.472142                4051               42426                 688
JNLSAI227P220450               10.467218               33371              349298                3724
JNLSAI227P220500               10.472854               34909              365601                4087
JNLSAI227P220600               10.482147              100101             1049277               14648
JNLSAI227P220700               10.464233                1459               15269                  95
JNLSAI227P220950               10.461871                   0                   0                   4
JNLSAI227P221000               10.460453              106477             1113797               11326
JNLSAI227P221100               10.458793               57149              597714                6949
JNLSAI227P221200                10.45773                9328               97554                 893
JNLSAI227P221450               10.454495                5556               58086                 472
JNLSAI227P221500               10.453948               85024              888834                9344
JNLSAI227P221600               10.452679              105080             1098369               14115
JNLSAI227P221950               10.448083               14379              150232                1893
JNLSAI227P222000                10.44751               45016              470307                5051
JNLSAI227P222100               10.446188              360571             3766595               58356
JNLSAI227P222450               10.441556               16325              170462                1326
JNLSAI227P222500               10.440966               49878              520772                8942
JNLSAI227P222600               10.439854               53390              557389                8218
JNLSAI227P222950                10.43509               70529              735975               10425
JNLSAI227P223000               10.434546               45184              471475                7483
JNLSAI227P223100               10.432965               94662              987606               14616
JNLSAI227P223200               10.431856                3843               40088                 364
JNLSAI227P223450               10.428751               51827              540488                7501
JNLSAI227P223500               10.428119                7109               74138                1194
JNLSAI227P223600               10.426743               85453              890992               10569
JNLSAI227P223950                10.42233                5047               52602                1101
JNLSAI227P224000               10.421658               49154              512262                6223
JNLSAI227P224100                10.42034               81400              848212               15995
JNLSAI227P224450               10.415669                2225               23176                 428
JNLSAI227P224500               10.415173               18738              195164                3272
JNLSAI227P224600               10.413897              123794             1289180               21948
JNLSAI227P224950               10.409289               32403              337289                5631
JNLSAI227P225000               10.408632               30758              320144                5681
JNLSAI227P225100               10.407357               69614              724503                8034
JNLSAI227P225200               10.406224               23858              248269                4003
JNLSAI227P225450               10.402842                   0                   0                   8

JNLSAI227P225500               10.402145                9674              100627                 868
JNLSAI227P225600               10.401074               27395              284938                4394
JNLSAI227P225950               10.396397               11261              117070                2262
JNLSAI227P226000               10.395776               22666              235633                4192
JNLSAI227P226100               10.394586               17708              184072                3243
JNLSAI227P226200               10.393183                4816               50054                 499
JNLSAI227P226500               10.389324               18184              188922                2914
JNLSAI227P226600               10.388159              267087             2774538               54814
JNLSAI227P226950               10.383703                4017               41714                 749
JNLSAI227P227000               10.383019               39148              406475                7320
JNLSAI227P227100                10.38173               71601              743344               12077
JNLSAI227P227500               10.376381                2714               28158                 478
JNLSAI227P227600               10.375306               91812              952583               12016
JNLSAI227P227950               10.370667               17721              183780                3193
JNLSAI227P228000               10.370039                4065               42156                 748
JNLSAI227P228100               10.369251                5142               53320                  14
JNLSAI227P228500               10.363627                2337               24221                 403
JNLSAI227P228600               10.362334               41314              428113                4963
JNLSAI227P229000               10.357416                 590                6113                 138
JNLSAI227P229100               10.355862                 479                4961                  61
JNLSAI227P229450               10.351425                   0                   0                  26
JNLSAI227P229600               10.349674               12634              130754                2580
JNLSAI227P230000               10.344497                1545               15981                 457
JNLSAI227P230100               10.343114               12129              125450                1474
JNLSAI227P230500               10.337977                2591               26784                 347
JNLSAI227P230950               10.332229                   0                   0                   5
JNLSAI227P231100               10.330292                2065               21329                  78
JNLSAI227P231600               10.321901                 130                1344                   7
JNLSAI227P233100               10.304722                4419               45541                 430
JNLSAI5416500                  15.153949                   0                   0                   0
JNLSAI54P14000                 15.278158              442642             6762748              104811
JNLSAI54P15000                 15.228163                5908               89975                1309
JNLSAI54P16000                 15.178653                3724               56518                 671
JNLSAI54P17000                 15.129282                   0                   0                   0
JNLSAI54P210000                 8.786572               30764              270307                2681
JNLSAI54P211500                 8.699671              709122             6169132               74352
JNLSAI54P212500                 8.642134              290474             2510311               24281
JNLSAI54P213000                 8.613675              294762             2538984               35064
JNLSAI54P214000                 8.556805              195434             1672295               27052
JNLSAI54P214500                 8.528483               71703              611522                9508
JNLSAI54P215000                 8.500422              278981             2371457               35325
JNLSAI54P215450                 8.475092               72729              616383                9856
JNLSAI54P215500                 8.472193               49163              416521                4533
JNLSAI54P215700                 8.460984                8259               69881                1112
JNLSAI54P215750                 8.458162                   0                   0                   0
JNLSAI54P216000                 8.444072              235538             1988900               36108
JNLSAI54P216300                 8.427058                3849               32436                 399
JNLSAI54P216450                 8.418743                5026               42311                 873
JNLSAI54P216500                 8.416264              230062             1936267               23453
JNLSAI54P216600                 8.410247                2487               20916                 332
JNLSAI54P216700                 8.404792                1535               12901                 145
JNLSAI54P216950                 8.391292               48569              407557                6201

JNLSAI54P217000                 8.388428              165233             1386046               22908
JNLSAI54P217100                  8.38287              384109             3219933               85683
JNLSAI54P217200                 8.377235                2917               24439                2071
JNLSAI54P217250                 8.374548                   0                   0                   0
JNLSAI54P217450                 8.363442                   0                   0                   0
JNLSAI54P217500                 8.360667               67874              567471                7757
JNLSAI54P217950                 8.335793               26814              223518                3808
JNLSAI54P218000                 8.333004              136385             1136499               17397
JNLSAI54P218100                 8.327437              250194             2083474               29886
JNLSAI54P218200                 8.321951                6299               52422                 970
JNLSAI54P218250                 8.319259                   0                   0                   0
JNLSAI54P218450                 8.308193               19102              158706                2946
JNLSAI54P218500                  8.30542               27158              225561                5286
JNLSAI54P218600                  8.29997              243879             2024192               38293
JNLSAI54P218700                 8.294493                5561               46123                 263
JNLSAI54P218950                 8.280738               20045              165986                2984
JNLSAI54P219000                 8.277986               72345              598870                9873
JNLSAI54P219200                 8.267376                6460               53409                 960
JNLSAI54P219450                 8.263325               24335              201091                3654
JNLSAI54P219500                 8.250607              156806             1293742               22700
JNLSAI54P219550                 8.247112                   0                   0                  17
JNLSAI54P219600                 8.245184               69651              574288               11391
JNLSAI54P219700                 8.239712                   0                   0                   0
JNLSAI54P219950                 8.222449               15359              126292                2305
JNLSAI54P220000                 8.223362               51741              425488                6306
JNLSAI54P220100                 8.218109               31085              255460                5286
JNLSAI54P220200                 8.212469                5632               46252                 957
JNLSAI54P220450                 8.198788               23734              194592                2654
JNLSAI54P220500                  8.18841               60327              493982                6955
JNLSAI54P220600                 8.190717               43606              357166                9253
JNLSAI54P220700                 8.185518                   0                   0                  26
JNLSAI54P220950                 8.171758               17093              139678                1810
JNLSAI54P221000                 8.168639               28646              233995                3799
JNLSAI54P221100                 8.163545               73675              601450               10691
JNLSAI54P221200                 8.158149                 761                6206                 128
JNLSAI54P221450                 8.144683                5295               43127                 884
JNLSAI54P221500                 8.141797               71500              582135               12047
JNLSAI54P221600                 8.136612              120710              982167               20718
JNLSAI54P221700                 8.131243                 733                5958                 126
JNLSAI54P221950                 8.117794                4125               33482                 793
JNLSAI54P222000                 8.115222               10367               84133                 952
JNLSAI54P222100                 8.109691               83234              675001                9037
JNLSAI54P222200                 8.103918                 862                6986                 131
JNLSAI54P222450                 8.090795                5376               43499                 933
JNLSAI54P222500                 8.088268               26203              211940                4187
JNLSAI54P222600                 8.082893               59866              483894               13397
JNLSAI54P222700                 8.077609                3475               28070                 733
JNLSAI54P222950                 8.063964                5004               40352                 896
JNLSAI54P223000                 8.061508               18905              152399                6967
JNLSAI54P223100                 8.056203               46479              374441                8123
JNLSAI54P223450                 8.036901                1274               10241                 234
JNLSAI54P223500                 8.034833                2756               22141                 730

JNLSAI54P223600                 8.029338               15486              124340                2642
JNLSAI54P223700                 8.023659                 217                1743                  42
JNLSAI54P223950                 8.010886                4290               34366                 809
JNLSAI54P224000                 8.007759                4225               33829                 372
JNLSAI54P224100                 8.001914               12828              102651                1370
JNLSAI54P224500                 7.981718               16281              129950                3560
JNLSAI54P224600                 7.975307               36814              293600                5592
JNLSAI54P224700                 7.971231               14039              111909                2742
JNLSAI54P225000                 7.955431                5029               40006                 812
JNLSAI54P225100                 7.950085               19568              155571                3307
JNLSAI54P225200                 7.945514                 380                3023                  34
JNLSAI54P225450                 7.931151                   0                   0                  98
JNLSAI54P225500                 7.929249                1382               10956                 383
JNLSAI54P225600                 7.923788               21537              170657                2535
JNLSAI54P225950                 7.905026                3165               25016                 612
JNLSAI54P226000                 7.902625                2729               21564                 170
JNLSAI54P226100                 7.897658               36910              291501                8041
JNLSAI54P226500                 7.875341                1666               13120                 193
JNLSAI54P226600                 7.871246                2557               20128                 418
JNLSAI54P227000                 7.850153                4468               35077                 788
JNLSAI54P227100                 7.845249               13245              103909                4535
JNLSAI54P227450                 7.827402                6030               47201                1281
JNLSAI54P227600                 7.820662                5835               45632                 517
JNLSAI54P227700                 7.814327                3575               27935                 782
JNLSAI54P228000                 7.798843               16015              124902                3565
JNLSAI54P228100                 7.793602                9474               73838                 845
JNLSAI54P228500                 7.779808                   0                   0                   9
JNLSAI54P228600                 7.767306                9198               71447                1227
JNLSAI54P229100                 7.742223                6625               51292                1489
JNLSAI54P229600                 7.715984                   0                   0                 617
JNLSAI54P229950                 7.698122                   0                   0                   0
JNLSAI54P230100                 7.690846                 989                7608                 228
JNLSAI54P230600                 7.666598                2588               19842                 221
JNLSAI54P231000                 7.645343                   0                   0                   0
JNLSAI54P231100                 7.639651                6674               50985                 372
JNLSAI54P233100                 7.539219                 376                2835                  60
JNLSAI54P234000                 7.494887                   0                   0                   0
JNLSAI54P234100                 7.486929                   0                   0                   0
JNLSAI54P235600                 7.415181                2277               16884                 555
JNLSAI54P236100                 7.390587                2163               15986                 153
JNLSAI54P238000                 7.298669                   0                   0                   0
JNLSAI54P246100                 6.917462                   0                   0                   0
JNYSAI101P14000                10.814473              409293             4426290               64179
JNYSAI101P18200                 8.213468               65588              538703                8617
JNYSAI101P18250                 8.211982                   0                   0                   0
JNYSAI101P212500               22.347947                5153              115162                1286
JNYSAI101P213500               22.113208                1225               27089                  80
JNYSAI101P214000               21.994059                 534               11744                 235
JNYSAI101P215000               21.759913                 165                3582                  51
JNYSAI101P216000               21.530757                1113               23960                 354
JNYSAI101P216450               21.428277                 257                5517                  85
JNYSAI101P216700               21.371173                   0                   0                   0

JNYSAI101P217000               21.304803                1997               42540                 474
JNYSAI101P217500               21.189695                 506               10724                  96
JNYSAI101P217700               21.150811                 221                4670                  65
JNYSAI101P217950               21.089898                 452                9539                 161
JNYSAI101P219000               20.853294                1529               31882                 569
JNYSAI101P219100               20.831965                 418                8701                 135
JNYSAI101P219500               20.744222                 198                4115                  74
JNYSAI101P219600               20.720757                2389               49509                 910
JNYSAI101P219700               20.700238                 350                7238                 134
JNYSAI101P220000               20.634722                 997               20571                 280
JNYSAI101P220200               20.589117                1231               25336                 165
JNYSAI101P220450               20.535002                 145                2974                  10
JNYSAI101P220500               20.525244                 563               11557                 337
JNYSAI101P220700               20.481438                 196                4015                  86
JNYSAI101P220950               20.427967                 443                9045                 178
JNYSAI101P221700               20.282176                 249                5059                  13
JNYSAI101P222200               20.157291                  43                 864                   1
JNYSAI101P222500               20.092236                   0                   0                   8
JNYSAI101P222700               20.049041                 464                9297                 102
JNYSAI101P222950               19.996727                 446                8920                 193
JNYSAI101P223000                19.98544                 244                4884                  44
JNYSAI101P223100               19.964474                 743               14841                 125
JNYSAI101P223450               19.892296                  76                1520                  37
JNYSAI101P223700               19.838002                4307               85439                1889
JNYSAI101P224000               19.774187                2695               53300                 758
JNYSAI101P224200               19.716939                  29                 580                   4
JNYSAI101P224500                19.66926                 435                8566                 204
JNYSAI101P225700               19.419759                   0                   0                   1
JNYSAI101P226700               19.212973                 418                8021                  23
JNYSAI101P227000               19.153237                 422                8087                 180
JNYSAI101P229200               18.711181                   0                   0                   0
JNYSAI102P14000                 9.533698              490656             4677762               68105
JNYSAI102P18200                 8.309318               36356              302096                5574
JNYSAI102P18250                 8.307801                   0                   0                   0
JNYSAI102P212500               27.387918                1044               28583                 343
JNYSAI102P213500               27.097925                3535               95804                1098
JNYSAI102P214000               26.949478                 286                7708                 102
JNYSAI102P215500               26.525534                 244                6475                  95
JNYSAI102P216000               26.387706                2466               65084                 881
JNYSAI102P216500               26.246561                7888              207045                1683
JNYSAI102P216700               26.190969                 757               19823                 362
JNYSAI102P217000               26.108013                1415               36932                 420
JNYSAI102P217500               25.966281                  16                 420                   6
JNYSAI102P217700               25.914221                1031               26727                 446
JNYSAI102P217950               25.848097                 357                9233                 161
JNYSAI102P218000               25.824464               22285              575494                9723
JNYSAI102P219100               25.530703                 872               22266                  19
JNYSAI102P219200               25.505105                 507               12928                 251
JNYSAI102P219500               25.422841                3206               81503                1422
JNYSAI102P219600               25.396409                1802               45757                 624
JNYSAI102P219700               25.369569                 449               11395                 234
JNYSAI102P220000               25.287659                3467               87670                 983

JNYSAI102P220200               25.234007                1902               47999                 859
JNYSAI102P220700               25.100522                   0                   0                  34
JNYSAI102P220950               25.035293                 128                3213                  64
JNYSAI102P221200               24.966847                2965               74034                1317
JNYSAI102P221500               24.888256                 479               11912                 339
JNYSAI102P221600               24.859877                 237                5900                  50
JNYSAI102P221700               24.834329                 486               12064                 877
JNYSAI102P222000               24.756448                 305                7549                 118
JNYSAI102P222200               24.703129                   0                   0                   0
JNYSAI102P222500               24.624614                 601               14809                 313
JNYSAI102P222950               24.506475                 511               12528                 238
JNYSAI102P223000               24.494693                3813               93392                1672
JNYSAI102P223200               24.441432                 191                4666                 103
JNYSAI102P223700               24.312312                1799               43739                1004
JNYSAI102P224000               24.235069                4951              119987                2340
JNYSAI102P224200               24.182978                5841              141253                3138
JNYSAI102P224500               24.106016               12525              301930                4149
JNYSAI102P224700               24.054355                   0                   0                  52
JNYSAI102P225200               23.926805                 243                5805                 116
JNYSAI102P225600               23.825312                1053               25087                 398
JNYSAI102P226450               23.610817                   0                   0                 352
JNYSAI102P226950               23.485497                 458               10758                 126
JNYSAI102P227000               23.473361                 131                3068                  31
JNYSAI102P227200               23.423205                 885               20721                 477
JNYSAI102P228000               23.224771                3336               77481                 756
JNYSAI102P229200               22.930307                 498               11422                 378
JNYSAI102P229500               22.857142                 949               21686                 382
JNYSAI103P14000                 11.15128              299400             3037363               43534
JNYSAI103P14000                10.144838              299400             3037363               43534
JNYSAI103P18200                10.361199                 163                1687                 265
JNYSAI103P213500                23.44966                 792               18572                 110
JNYSAI103P216000               22.834446                 564               12873                 184
JNYSAI103P216500               22.713502                  71                1622                   3
JNYSAI103P217700               22.425313                 614               13773                 230
JNYSAI103P218000               22.353746                2090               46727                 715
JNYSAI103P219000               22.116988                 345                7639                 101
JNYSAI103P219100               22.093007                 109                2410                  15
JNYSAI103P219500               22.003102                2026               44583                 743
JNYSAI103P220000               21.882854                1404               30720                 315
JNYSAI103P220200               21.836385                2862               62490                 454
JNYSAI103P220450               21.778491                 133                2892                  47
JNYSAI103P221600               21.506454                1021               21961                 150
JNYSAI103P221700               21.490802                2724               58531                 399
JNYSAI103P222500               21.309511                 345                7355                 155
JNYSAI103P222950               21.204849                2649               56169                 503
JNYSAI103P224000               20.972125                1894               39730                 861
JNYSAI103P224200               20.930353                  42                 887                   5
JNYSAI103P224500               20.859781                6382              133121                1823
JNYSAI104P14000                15.102271              248097             3746822               57382
JNYSAI104P18200                13.105899              115662             1515860               27234
JNYSAI104P18250                13.103489                   0                   0                   0
JNYSAI104P212500               24.296615                4661              113256                1375

JNYSAI104P213500               24.039238                8821              212057                2689
JNYSAI104P214000               23.912206               10827              258904                3043
JNYSAI104P215000               23.659552                1931               45688                 664
JNYSAI104P215500               23.533885                1697               39948                 707
JNYSAI104P216000               23.408766                8785              205653                2752
JNYSAI104P216450               23.296756                1722               40112                 586
JNYSAI104P216500               23.284846                7510              174868                1798
JNYSAI104P216700               23.235593                5513              128095                2485
JNYSAI104P217000               23.161484                4964              114983                1907
JNYSAI104P217450               23.055822                  60                1389                  23
JNYSAI104P217500               23.038437               14338              330336                4905
JNYSAI104P217700               22.989276               27471              631536                8519
JNYSAI104P217950               22.928658               11692              268075                4687
JNYSAI104P218000               22.916596                4324               99101                1335
JNYSAI104P218200               22.867929                 640               14636                 283
JNYSAI104P218500               22.795203               15764              359350                6359
JNYSAI104P218950               22.759643                   0                   0                   2
JNYSAI104P219000               22.672689               13713              310905                3001
JNYSAI104P219100               22.649201                 282                6392                 121
JNYSAI104P219200               22.625941                5876              132940                2345
JNYSAI104P219450               22.565719                 507               11436                 237
JNYSAI104P219500               22.553961                3180               71727                1118
JNYSAI104P219600               22.528387               12248              275918                6441
JNYSAI104P219700               22.506129                3898               87725                1584
JNYSAI104P219950               22.445811                1154               25903                 290
JNYSAI104P220000               22.434216                4374               98124                1009
JNYSAI104P220200               22.386569               10976              245706                4170
JNYSAI104P220450               22.326392               10435              232970                5081
JNYSAI104P220500               22.315127                5705              127303                1538
JNYSAI104P220700               22.269405                 606               13505                 155
JNYSAI104P220950                22.20751                 982               21798                 415
JNYSAI104P221200               22.149226                 413                9140                 274
JNYSAI104P221450               22.091049               17539              387448                7913
JNYSAI104P221500               22.079288                2297               50720                 987
JNYSAI104P221600               22.030227                2301               50698                 634
JNYSAI104P221700                22.03114                 899               19796                 151
JNYSAI104P221950               21.973806                2916               64070                1277
JNYSAI104P222000               21.960858                 969               21278                 364
JNYSAI104P222200               21.915346                2661               58307                1260
JNYSAI104P222450               21.860922                  54                1180                  26
JNYSAI104P222500                21.84443                2430               53088                 726
JNYSAI104P222700               21.799168                6141              133878                2526
JNYSAI104P222950               21.741356                5516              119936                3022
JNYSAI104P223000               21.729745                1668               36249                1092
JNYSAI104P223100               21.704698                 223                4836                  25
JNYSAI104P223200               21.683433                9591              207961                4507
JNYSAI104P223450               21.624841                2174               47008                 847
JNYSAI104P223500               21.613279                  79                1703                   0
JNYSAI104P223700               21.568222               10924              235615                5541
JNYSAI104P223950               21.511695                 224                4826                 112
JNYSAI104P224000               21.498632                2213               47572                 624
JNYSAI104P224100                21.47571                1325               28451                 483

JNYSAI104P224200               21.452965                4332               92943                 668
JNYSAI104P224500               21.386019                 781               16711                 785
JNYSAI104P224600               21.361676                 734               15687                  98
JNYSAI104P225000               21.271445                 249                5289                 107
JNYSAI104P225600               21.136098                 111                2336                   2
JNYSAI104P225950               21.057573                3145               66236                1873
JNYSAI104P226450               20.945622                   0                   0                   8
JNYSAI104P226600               20.912319                1860               38906                 299
JNYSAI104P227000               20.823253                 593               12352                 227
JNYSAI104P227200               20.780423                1350               28062                 750
JNYSAI104P227600               20.691002                 906               18746                  55
JNYSAI104P228000               20.604733                2063               42512                1085
JNYSAI104P228100               20.581295                1624               33418                 622
JNYSAI104P231000               19.957153                   0                   0                   0
JNYSAI104P231200               19.914788                   0                   0                   0
JNYSAI104P231950               19.756697                   0                   0                   0
JNYSAI104P232200               19.705744                   0                   0                   0
JNYSAI104P233000               19.537009                   0                   0                   0
JNYSAI105P14000                 9.311318              266507             2481534               35125
JNYSAI105P18200                 8.950738               28928              258928                4535
JNYSAI105P18250                 8.949094                   0                   0                   0
JNYSAI105P212500               22.004337                 468               10299                 121
JNYSAI105P213500               21.770061                4127               89847                  79
JNYSAI105P214000               21.655311                2586               55996                 745
JNYSAI105P215000               21.426826                 319                6832                  97
JNYSAI105P216000               21.209225                  49                1050                  15
JNYSAI105P217000               20.975507                   0                   0                   0
JNYSAI105P217500               20.864274                1520               31723                 526
JNYSAI105P217700               20.819339                  82                1700                   5
JNYSAI105P217950               20.764674                   0                   0                   0
JNYSAI105P219200               20.490467                1258               25786                 466
JNYSAI105P219500               20.424673                 300                6129                 113
JNYSAI105P219600               20.403247                1930               39384                 190
JNYSAI105P220000               20.315751                 536               10887                 146
JNYSAI105P220950               20.112632                1122               22570                 446
JNYSAI105P221450               20.004488                 185                3699                  33
JNYSAI105P221700               19.951918                 235                4697                  12
JNYSAI105P222700               19.741563                 236                4665                 100
JNYSAI105P222950                19.68797                 652               12843                 244
JNYSAI105P223000               19.679103                2750               54122                 690
JNYSAI105P223200               19.635942                 319                6255                  87
JNYSAI105P223700               19.532564                  40                 790                   3
JNYSAI105P226700               18.918417                 363                6872                   5
JNYSAI106P14000                10.312808              393800             4061179               58520
JNYSAI106P18200                 9.766662              110414             1078375               21597
JNYSAI106P18250                 9.764871                   0                   0                   0
JNYSAI106P212500               20.858256                4415               92099                1129
JNYSAI106P213500               20.619874                5588              115231                1261
JNYSAI106P214000               20.511556                5657              116036                1814
JNYSAI106P215000                20.29466                2218               45013                 655
JNYSAI106P216000               20.080796                 485                9743                 137
JNYSAI106P216500               19.973152                2660               53133                 513

JNYSAI106P216700               19.930811                2185               43554                 870
JNYSAI106P217000                19.86729                2136               42432                 721
JNYSAI106P217500               19.761942                2329               46025                 784
JNYSAI106P217700               19.727585                  85                1684                  25
JNYSAI106P217950               19.667631               10405              204649                2931
JNYSAI106P218000               19.656259                 426                8370                 148
JNYSAI106P218200               19.615313                1033               20272                 350
JNYSAI106P218500               19.552907                2111               41268                 742
JNYSAI106P219200               19.407983                1625               31537                 663
JNYSAI106P219450               19.356144                 503                9741                 191
JNYSAI106P219500               19.345192                1314               25412                 362
JNYSAI106P219600               19.325521                1046               20206                 459
JNYSAI106P219700               19.304978                1098               21200                 438
JNYSAI106P220000               19.243565                5241              100849                1380
JNYSAI106P220200                19.20273                6295              120873                2303
JNYSAI106P220450               19.150927                1224               23440                 466
JNYSAI106P220950               19.050467                 351                6682                 136
JNYSAI106P221000               19.038982                1605               30549                 214
JNYSAI106P221200               18.998245                 185                3517                  73
JNYSAI106P221450               18.948139                 556               10539                 129
JNYSAI106P221500               18.939062                1837               34792                 765
JNYSAI106P221600               18.893494                  57                1074                  12
JNYSAI106P222500               18.737531                 563               10549                  92
JNYSAI106P222700                18.69814                 235                4389                  97
JNYSAI106P222950               18.649225                 816               15222                 329
JNYSAI106P223000               18.639459                3487               64993                1315
JNYSAI106P223100                18.61836                 606               11286                  60
JNYSAI106P223200                18.59907                 544               10110                 258
JNYSAI106P223700                18.50049                1775               32837                1083
JNYSAI106P225000               18.249861                  81                1487                  34
JNYSAI106P227200               17.824767                   0                   0                   0
JNYSAI106P228000               17.674277                1180               20856                 599
JNYSAI106P236200               16.197723                   0                   0                   0
JNYSAI107P14000                10.933427              272534             2979735               22791
JNYSAI107P18200                 9.812604               67849              665777               10532
JNYSAI107P18250                 9.810165                   0                   0                   0
JNYSAI107P212500               12.591389                   0                   0                   5
JNYSAI107P213500               12.457751               47529              592111                6700
JNYSAI107P214000                12.39198                9268              114853                1598
JNYSAI107P215000               12.270229                 759                9313                  23
JNYSAI107P216000               12.129964                3820               46340                1151
JNYSAI107P216450               12.073024                   0                   0                   6
JNYSAI107P216500               12.066733               79243              956204                7934
JNYSAI107P216700               12.042404               24303              292667                2240
JNYSAI107P217500               11.938744                2619               31262                1028
JNYSAI107P217700               11.917619                6189               73756                2909
JNYSAI107P217950               11.882287               41654              494946                2672
JNYSAI107P218000               11.875871                9173              108943                2384
JNYSAI107P218500               11.812621                2673               31580                 845
JNYSAI107P219100               11.737247                1563               18350                 185
JNYSAI107P219200               11.723849                 769                9020                 847
JNYSAI107P219450               11.693575               12833              150063                  56

JNYSAI107P219500                11.68796                 988               11546                1407
JNYSAI107P219600               11.675796                7409               86506                4444
JNYSAI107P219700               11.662778                   0                   0                   0
JNYSAI107P220000               11.625286                7607               88438                2366
JNYSAI107P220200               11.601161               24726              286852                1833
JNYSAI107P220450               11.570138                1675               19379                 526
JNYSAI107P220500               11.564879                5186               59975                 258
JNYSAI107P220700               11.539354                   0                   0                  57
JNYSAI107P220950               11.506126               25870              297668                1189
JNYSAI107P221000               11.502953                9152              105276                2194
JNYSAI107P221600               11.429311                9136              104422                2583
JNYSAI107P221700               11.417036               22608              258116                1470
JNYSAI107P222000               11.380012                  43                 488                   2
JNYSAI107P222100               11.368649                   0                   0                   0
JNYSAI107P222500               11.321034                 328                3718                 381
JNYSAI107P222700                11.29633                2997               33854                 422
JNYSAI107P222950               11.266263             1026415            11563857                5087
JNYSAI107P223000                11.26085               27673              311625                1403
JNYSAI107P223100               11.247559               18707              210405                1536
JNYSAI107P223200               11.250001               97060             1091927                 430
JNYSAI107P223450               11.206506                7263               81396                  37
JNYSAI107P223700               11.177176               14993              167584                2704
JNYSAI107P224000               11.141469                   0                   0                   0
JNYSAI107P224200               11.115785                 470                5224                  94
JNYSAI107P224500               11.082744              113512             1258025                 591
JNYSAI107P225600               10.953144               34435              377167                3393
JNYSAI107P226100               10.895036                 970               10568                  91
JNYSAI107P226450               10.854774               28152              305579                 155
JNYSAI107P226500               10.848969                   0                   0                 489
JNYSAI107P226600               10.837264                   0                   0                 994
JNYSAI107P226700               10.825935               10170              110095                 916
JNYSAI107P226950               10.796987               45271              488796                 253
JNYSAI107P227000               10.788365                 221                2389                  59
JNYSAI107P228100               10.665245                3327               35483                 699
JNYSAI107P230600               10.385847                   0                   0                 220
JNYSAI109P14000                12.743434              228341             2909852               42582
JNYSAI109P18200                11.665143              151988             1772956               32801
JNYSAI109P18250                11.662934                   0                   0                   0
JNYSAI109P212500               15.981831                1959               31314                 485
JNYSAI109P213500               15.812734               14995              237109                2453
JNYSAI109P214000               15.728613               17066              268429                4090
JNYSAI109P215000               15.562786                4189               65198                 815
JNYSAI109P215500               15.480113                3312               51277                 733
JNYSAI109P216000               15.398048                3315               51045                 372
JNYSAI109P216450               15.326195                 406                6215                  95
JNYSAI109P216500                15.31627               13043              199774                 627
JNYSAI109P216700               15.283755                2326               35543                 633
JNYSAI109P217000               15.234622                7447              113456                3962
JNYSAI109P217450               15.161812                6123               92832                1007
JNYSAI109P217500               15.154367               28725              435315                4785
JNYSAI109P217700               15.121111                3612               54612                 511
JNYSAI109P217950               15.082116                9463              142719                2660

JNYSAI109P218000               15.074197                1222               18424                 569
JNYSAI109P218200               15.042078               12761              191945                3560
JNYSAI109P218500               14.993842               11468              171954                2897
JNYSAI109P218950               14.808205                   0                   0                   2
JNYSAI109P219000               14.914098                 442                6595                 136
JNYSAI109P219100               14.898122                3769               56144                 648
JNYSAI109P219200               14.882924                4254               63313                1214
JNYSAI109P219450               14.874979                 574                8535                 178
JNYSAI109P219500               14.834879                 609                9041                 172
JNYSAI109P219600               14.818387                3524               52215                1171
JNYSAI109P219700               14.804002                1666               24663                 507
JNYSAI109P219950                14.76396                2667               39381                 216
JNYSAI109P220000               14.757018                3658               53979                1120
JNYSAI109P220200                14.72473                7393              108864                1567
JNYSAI109P220450               14.685953                1404               20612                 395
JNYSAI109P220500               14.678957                1039               15254                 233
JNYSAI109P220700               14.647198                5015               73453                 530
JNYSAI109P220950               14.608879                4672               68250                1480
JNYSAI109P221200                14.56907                 409                5964                 126
JNYSAI109P221450               14.531084                6032               87650                1064
JNYSAI109P221500               14.523407                9291              134931                3253
JNYSAI109P221600               14.507048                4847               70314                 878
JNYSAI109P221700               14.491694                1661               24073                 302
JNYSAI109P221950               14.453899                1887               27281                 581
JNYSAI109P222000               14.444673                  34                 492                   2
JNYSAI109P222100               14.430231                   0                   0                   0
JNYSAI109P222200               14.414506                 101                1452                   2
JNYSAI109P222450               14.376894                   0                   0                   0
JNYSAI109P222500               14.368767                3528               50690                 440
JNYSAI109P222700               14.338604                1003               14389                 162
JNYSAI109P222950               14.303641               10070              144043                1347
JNYSAI109P223000               14.293586               12915              184601                7204
JNYSAI109P223100                14.27747                1206               17222                 206
JNYSAI109P223200               14.263023                4087               58288                2875
JNYSAI109P223450               14.224734                 630                8965                 330
JNYSAI109P223700               14.187131               10338              146670                3283
JNYSAI109P224200               14.110066                1027               14490                 173
JNYSAI109P224450               14.074848                 779               10970                 259
JNYSAI109P224500               14.067474                 692                9733                 268
JNYSAI109P224600               14.054634                 120                1688                  28
JNYSAI109P224700               14.037089                1508               21169                 618
JNYSAI109P225000               13.993346                 135                1892                  44
JNYSAI109P225600                13.90307                1331               18505                 437
JNYSAI109P225700               13.900159                  75                1037                  28
JNYSAI109P226500               13.789609                2546               35112                 939
JNYSAI109P226700               13.744483                 959               13183                  36
JNYSAI109P228000                13.55407                   0                   0                   0
JNYSAI109P229200               13.381071                 494                6610                 188
JNYSAI109P240000               11.931278                   0                   0                   0
JNYSAI110P14000                14.366958              104018             1494427               21616
JNYSAI110P18200                12.952543               81199             1051728               18131
JNYSAI110P18250                12.949819                   0                   0                   0

JNYSAI110P211000               19.463165                5600              108998                1184
JNYSAI110P212500               19.155283                4298               82327                1071
JNYSAI110P213500               18.952896               17140              324861                2261
JNYSAI110P214000               18.845656                7539              142085                2096
JNYSAI110P215000               18.653245                3234               60330                 870
JNYSAI110P215500               18.553845                2009               37268                 535
JNYSAI110P216000               18.455754                6746              124495                1959
JNYSAI110P216450               18.363183                 222                4071                  66
JNYSAI110P216500               18.357202               20598              378113                1511
JNYSAI110P216700               18.318758                4541               83181                1508
JNYSAI110P217000                18.26102                7523              137375                4175
JNYSAI110P217500               18.163603               27646              502144                7493
JNYSAI110P217700               18.124444                6271              113656                 563
JNYSAI110P217950               18.086317                6263              113271                2332
JNYSAI110P218000                  18.067                1752               31647                 469
JNYSAI110P218200               18.028603                   0                   0                   0
JNYSAI110P218500               17.971456               11246              202106                3606
JNYSAI110P218950               17.876905                   0                   0                   4
JNYSAI110P219000               17.875609               15618              279190                2457
JNYSAI110P219100               17.856413                5788              103351                1615
JNYSAI110P219200               17.838215               11150              198892                3807
JNYSAI110P219450                17.79063                1228               21850                 449
JNYSAI110P219500               17.781562                6222              110639                1719
JNYSAI110P219600               17.760773               15619              277398                6228
JNYSAI110P219700               17.743671                6913              122659                1456
JNYSAI110P220000               17.686784               19105              337910                4040
JNYSAI110P220200               17.649317               10429              184061                4471
JNYSAI110P220450               17.601965                2130               37491                 267
JNYSAI110P220500               17.593394                9909              174328                1747
JNYSAI110P220700               17.555498                3633               63778                 976
JNYSAI110P220950               17.509329                1448               25352                 573
JNYSAI110P221000               17.499013                1710               29917                 211
JNYSAI110P221200               17.466315                 152                2656                  55
JNYSAI110P221450               17.416539                2511               43730                2323
JNYSAI110P221500               17.406632                4972               86543                1172
JNYSAI110P221600               17.387654                5407               94020                1616
JNYSAI110P221700                17.36901               12762              221661                1870
JNYSAI110P221950               17.323446                 122                2116                  47
JNYSAI110P222000               17.313767                 835               14458                 170
JNYSAI110P222100               17.295498                   0                   0                 119
JNYSAI110P222200               17.276699                 168                2905                   4
JNYSAI110P222450               17.232385                 312                5379                 120
JNYSAI110P222500               17.222006                2085               35912                 445
JNYSAI110P222700               17.186445                5853              100593                1906
JNYSAI110P222950               17.140711                7272              124653                1905
JNYSAI110P223000                17.13178                5734               98231                1958
JNYSAI110P223100               17.112824                4251               72746                 972
JNYSAI110P223200               17.095144                 763               13037                 586
JNYSAI110P223450               17.050049                  81                1388                  36
JNYSAI110P223700                17.00411                5453               92726                1724
JNYSAI110P224000               16.949408                1306               22144                 349
JNYSAI110P224100               16.931413                1639               27751                 481

JNYSAI110P224200               16.913585                7987              135094                2472
JNYSAI110P224450               16.869781                 580                9777                 228
JNYSAI110P224500               16.860751                1504               25361                 645
JNYSAI110P224700               16.824595                 254                4266                 107
JNYSAI110P225000               16.770257                 629               10553                 497
JNYSAI110P225500               16.681149                3057               50992                 691
JNYSAI110P225600               16.663628                 141                2349                   2
JNYSAI110P225700               16.645699                   0                   0                   7
JNYSAI110P225950               16.601263                1464               24307                 245
JNYSAI110P226450                16.51375                2679               44239                1213
JNYSAI110P226700               16.468335                1604               26410                  72
JNYSAI110P227000               16.417234                1086               17821                 436
JNYSAI110P228000               16.244714                4273               69417                 785
JNYSAI110P228100               16.226187                1614               26187                 695
JNYSAI110P228500               16.158314                   0                   0                   0
JNYSAI110P228600               16.140202                 400                6462                  13
JNYSAI110P229200               16.038119                   0                   0                   0
JNYSAI110P231000               15.734292                   0                   0                   0
JNYSAI110P233000               15.402942                   0                   0                   0
JNYSAI111P14000                11.995472              358436             4299603               58648
JNYSAI111P18200                 9.994614              146831             1467521               24649
JNYSAI111P18250                 9.992821                   0                   0                   0
JNYSAI111P211000               27.853371                4865              135495                1407
JNYSAI111P212500               27.413028                6950              190518                2189
JNYSAI111P213500               27.122625              231437             6277181               53552
JNYSAI111P214000               26.978911                6567              177172                2384
JNYSAI111P215000               26.694095                4869              129980                1742
JNYSAI111P215500               26.552094                 695               18465                 315
JNYSAI111P216000               26.411644               29584              781364                9279
JNYSAI111P216450               26.285183                 256                6730                  95
JNYSAI111P216500               26.271715               18760              492847                2296
JNYSAI111P216700               26.215641                4362              114356                2011
JNYSAI111P217000               26.132186                3374               88161                1347
JNYSAI111P217450               26.007069                 455               11827                 223
JNYSAI111P217500               25.993356                1825               47427                 639
JNYSAI111P217700               25.577429                5084              130038                1960
JNYSAI111P217950               25.869523               11836              306183                5005
JNYSAI111P218000               25.859826                1188               30728                 369
JNYSAI111P218200                25.79676                   0                   0                   0
JNYSAI111P218500               25.718677               14379              369814                4715
JNYSAI111P218950               25.659392                   0                   0                   2
JNYSAI111P219000               25.583851                2681               68596                1233
JNYSAI111P219100               25.553919                2727               69678                 324
JNYSAI111P219200               25.527961                5901              150644                2576
JNYSAI111P219450               25.460409                 922               23479                 606
JNYSAI111P219500               25.446632               13809              351403                3322
JNYSAI111P219600               25.412651               13158              334390                6451
JNYSAI111P219700               25.392492                2227               56555                 980
JNYSAI111P220000               25.311664                2070               52406                 772
JNYSAI111P220200               25.258024               11595              292868                4553
JNYSAI111P220450               25.189952                2126               53566                 965
JNYSAI111P220500                25.17741                1962               49404                 625

JNYSAI111P220700               25.122695                 916               23001                 411
JNYSAI111P220950               25.057219                1647               41274                 788
JNYSAI111P221000               25.042648                1252               31363                 217
JNYSAI111P221450               24.924434                2187               54499                1132
JNYSAI111P221500               24.911217                7352              183145                2440
JNYSAI111P221600               24.892721                3265               81271                 311
JNYSAI111P221700               24.856501                 709               17624                  50
JNYSAI111P221950               24.792318                 145                3599                  75
JNYSAI111P222000               24.777722                1151               28513                 317
JNYSAI111P222100                24.75154                   0                   0                   0
JNYSAI111P222200               24.726163                1682               41595                 773
JNYSAI111P222500                24.64684               29349              723364               13905
JNYSAI111P222700               24.595302                4350              106985                2210
JNYSAI111P222950               24.529291                2069               50761                1106
JNYSAI111P223000                24.51696                6144              150632                2899
JNYSAI111P223200               24.464105                 978               23919                 558
JNYSAI111P223450               24.399575                  94                2294                  37
JNYSAI111P223500               24.385424                 491               11985                 189
JNYSAI111P223700               24.335176                5945              144684                2716
JNYSAI111P223950               24.270935                 402                9751                 222
JNYSAI111P224000               24.256954                5035              122129                1851
JNYSAI111P224200               24.204904                4392              106318                2157
JNYSAI111P224500               24.129092                8374              202059                4730
JNYSAI111P224700               24.078521                 618               14885                 403
JNYSAI111P224950               24.013745                 312                7483                 192
JNYSAI111P225000               23.999021                 240                5765                 112
JNYSAI111P225600                23.84685                 757               18058                 290
JNYSAI111P225700               23.823292                   0                   0                   4
JNYSAI111P225950               23.757977                 526               12502                 123
JNYSAI111P226450               23.633478                 265                6265                 158
JNYSAI111P226500               23.619801                 215                5074                  89
JNYSAI111P226700               23.569881                1233               29058                 270
JNYSAI111P226950               23.503636                  46                1090                  21
JNYSAI111P227000               23.495471                 194                4569                  46
JNYSAI111P227200               23.445942                1565               36692                 776
JNYSAI111P228000                23.24687                   0                   0                  21
JNYSAI111P228600               23.098065                 273                6315                  12
JNYSAI111P229450               22.890757                 492               11270                 337
JNYSAI111P229950               22.769092                 258                5886                 164
JNYSAI111P231000               22.517575                   0                   0                   0
JNYSAI111P231200               22.469104                   0                   0                   0
JNYSAI111P233000               22.042937                   0                   0                   0
JNYSAI111P236200               21.305175                   0                   0                   0
JNYSAI111P240000               20.461539                   0                   0                   0
JNYSAI112P14000                 18.34283              302040             5540261               80269
JNYSAI112P18200                12.839571              111921             1437014               24391
JNYSAI112P18250                12.837293                   0                   0                   0
JNYSAI112P211000               38.885926                1625               63172                 629
JNYSAI112P212500               38.270935               10985              420413                4853
JNYSAI112P213500               37.865533              165797             6278002               53342
JNYSAI112P214000                37.66725                8052              303311                4012
JNYSAI112P215000               37.266989                4917              183240                2575

JNYSAI112P215500               37.069332                1032               38239                 537
JNYSAI112P216000               36.872676               22283              821646                9585
JNYSAI112P216450               36.698675                 516               18947                 256
JNYSAI112P216500               36.677155               19809              726521                4116
JNYSAI112P216700               36.599546               14710              538378                9125
JNYSAI112P217000               36.512772                1520               55486                 811
JNYSAI112P217450                36.30769                1488               54033                 875
JNYSAI112P217500               36.289714                6503              235990                3155
JNYSAI112P217700               36.211375                1832               66329                1502
JNYSAI112P217950               36.112302                6562              236956                3790
JNYSAI112P218000                36.10244               21276              768109               12362
JNYSAI112P218200               36.024498                  74                2650                 110
JNYSAI112P218500               35.906095                8228              295437                3220
JNYSAI112P219000               35.717608                1523               54412                 689
JNYSAI112P219100               35.675768                1885               67242                 309
JNYSAI112P219200               35.639341               14610              520708                9466
JNYSAI112P219450               35.544445                 732               26021                 457
JNYSAI112P219500               35.525698               11817              419811                4420
JNYSAI112P219600               35.488413               14645              519716                9208
JNYSAI112P219700               35.450994                 607               21505                 397
JNYSAI112P219950               35.354324                1086               38378                 311
JNYSAI112P220000               35.337391                7354              259861                2902
JNYSAI112P220200               35.262978                7176              253060                3509
JNYSAI112P220450               35.151974                1023               35971                 662
JNYSAI112P220500               35.150063                2494               87649                1331
JNYSAI112P220700               35.073876                1336               46860                 758
JNYSAI112P220950               34.982367                1438               50313                 977
JNYSAI112P221000               34.961718                1542               53910                 927
JNYSAI112P221200               34.888453                2064               72025                1397
JNYSAI112P221450               34.796836                   0                   0                   0
JNYSAI112P221500               34.778166                6204              215778                3456
JNYSAI112P221600               34.739235                3212              111585                1044
JNYSAI112P221700               34.702362                4042              140283                1402
JNYSAI112P221950               34.612037                  45                1553                  31
JNYSAI112P222000               34.592054                1967               68034                1067
JNYSAI112P222200               34.520082                2318               80030                1599
JNYSAI112P222450               34.427279                  40                1366                  28
JNYSAI112P222500               34.408461               17854              614323               11854
JNYSAI112P222700               34.337975                4762              163526                3591
JNYSAI112P222950               34.244673               10732              367505                4901
JNYSAI112P223000               34.228107                2501               85602                2376
JNYSAI112P223100               34.189405                 761               26002                 551
JNYSAI112P223200               34.154032                2147               73343                1243
JNYSAI112P223450               34.337647                   2                  83                   0
JNYSAI112P223500               34.044265                  50                1705                   0
JNYSAI112P223600               34.007947                 172                5838                  27
JNYSAI112P223700               33.974003                2146               72925                1371
JNYSAI112P223950               33.882528                 407               13776                 316
JNYSAI112P224000               33.865022                3485              118005                1975
JNYSAI112P224200               33.792495                6485              219139                2400
JNYSAI112P224450               33.702407                 330               11129                 240
JNYSAI112P224500               33.686306                6704              225835                4413

JNYSAI112P224600               33.648369                 170                5709                  30
JNYSAI112P224700               33.614468                2238               75240                1780
JNYSAI112P225000               33.510955                  43                1436                  18
JNYSAI112P225200               33.434139                 122                4065                  79
JNYSAI112P225450               33.347428                 379               12642                 450
JNYSAI112P225600               33.292325                 745               24818                 512
JNYSAI112P225700               33.259031                   0                   0                   1
JNYSAI112P225950               33.239993                 812               27000                 211
JNYSAI112P226000               33.151311                  99                3274                  16
JNYSAI112P226100               33.115337                   0                   0                   3
JNYSAI112P226450               32.993561                 629               20746                 495
JNYSAI112P226500                32.96226                2547               83962                1949
JNYSAI112P226700                32.90632                1878               61784                1285
JNYSAI112P227000               32.801341                 496               16276                 316
JNYSAI112P227200               32.730608                 459               15011                 334
JNYSAI112P228000               32.454068                2563               83181                 782
JNYSAI112P228600               32.246731                 235                7568                  15
JNYSAI112P229200               32.041927                 336               10771                 265
JNYSAI112P229450               31.957115                 387               12380                 355
JNYSAI112P229500               31.939621                 539               17227                 295
JNYSAI112P229950               31.787573                 137                4357                 107
JNYSAI112P230600               31.567998                1300               41046                 226
JNYSAI112P231700               31.202915                   0                   0                   0
JNYSAI112P233000               30.773699                   0                   0                   0
JNYSAI112P234450               30.302982                   0                   0                   0
JNYSAI112P234700               30.222424                   0                   0                   0
JNYSAI112P236200               29.744613                   0                   0                   0
JNYSAI112P240000               28.566244                   0                   0                   0
JNYSAI113P14000                10.967099              162268             1779609               25991
JNYSAI113P18200                10.729269               32200              345487                7486
JNYSAI113P18250                10.727022                   0                   0                   0
JNYSAI113P212500               14.952201                1911               28573                 329
JNYSAI113P213500               14.793178                8517              125987                 306
JNYSAI113P214000               14.715884                5277               77653                1008
JNYSAI113P215000               14.559442                2141               31173                 433
JNYSAI113P216000               14.405677                4049               58325                 324
JNYSAI113P216500               14.328624                3769               54004                 218
JNYSAI113P216700               14.299081                1015               14510                 235
JNYSAI113P217500               14.177119                2275               32247                 254
JNYSAI113P217700               14.147147                 461                6528                  83
JNYSAI113P217950               14.110809                4361               61544                1045
JNYSAI113P218000               14.102822                 984               13878                 362
JNYSAI113P218500               14.028092                4109               57638                 308
JNYSAI113P219000               13.953886                 611                8530                 144
JNYSAI113P219100               13.938322                1142               15922                  36
JNYSAI113P219200               13.924123                1059               14750                 291
JNYSAI113P219600               13.864109                6010               83320                1904
JNYSAI113P219950               13.812391                1698               23453                 146
JNYSAI113P220000               13.806276                3611               49859                 718
JNYSAI113P220200                13.77682                2784               38353                 634
JNYSAI113P220450               13.739122               11089              152348                 344
JNYSAI113P220500               13.732808                1428               19608                 375

JNYSAI113P220700               13.702933                 263                3608                   9
JNYSAI113P220950               13.667451                1135               15515                 140
JNYSAI113P221450               13.593904                 142                1931                  38
JNYSAI113P221500               13.587643                2771               37658                 885
JNYSAI113P221600               13.572002                3105               42138                 292
JNYSAI113P221700               13.557673                5137               69645                 978
JNYSAI113P222200               13.486547                 848               11434                 224
JNYSAI113P222700               13.420503                  79                1067                  22
JNYSAI113P222950               13.378616                 860               11510                 125
JNYSAI113P223000               13.372811                4216               56377                1033
JNYSAI113P223100               13.357156                 332                4432                  53
JNYSAI113P223200               13.343086                 729                9725                 133
JNYSAI113P223700               13.272973                2873               38135                 850
JNYSAI113P224200               13.201943                1463               19316                 269
JNYSAI113P224450               13.167155                 819               10787                 236
JNYSAI113P224500               13.160017                2503               32941                 368
JNYSAI113P224600               13.145924                 837               11002                  57
JNYSAI113P225000               13.090046                2532               33142                  18
JNYSAI113P225600               13.006987                1111               14452                 343
JNYSAI113P225700               12.993988                 100                1306                  31
JNYSAI113P226100               12.937651                 647                8372                 129
JNYSAI113P226200               12.923986                 543                7020                 173
JNYSAI113P226500               12.883883                3209               41348                 964
JNYSAI113P226700               12.855495                 359                4621                   3
JNYSAI113P227200               12.790873                1159               14820                 171
JNYSAI113P228000               12.680173                5440               68984                 946
JNYSAI113P228700               12.585011                1133               14258                 378
JNYSAI113P229500               12.478356                 912               11381                 194
JNYSAI114P14000                10.589339              448399             4748246               66101
JNYSAI114P18200                 8.680792               66821              580057                8641
JNYSAI114P18250                 8.679125                   0                   0                   0
JNYSAI114P211000               19.927987                2307               45972                 466
JNYSAI114P212500               19.625331                5516              108249                1255
JNYSAI114P213500               19.425057               17635              342568                3237
JNYSAI114P214000               19.328527                2583               49919                 707
JNYSAI114P215000               19.130511                5201               99498                1440
JNYSAI114P215500               19.033151                 474                9020                 128
JNYSAI114P216000               18.936025                4356               82485                1206
JNYSAI114P216450               18.853951                  72                1367                  21
JNYSAI114P216500               18.839446                 288                5428                  65
JNYSAI114P216700               18.801414                1937               36419                 732
JNYSAI114P217000               18.758343                2232               41866                 626
JNYSAI114P217450               18.658108                 170                3167                  51
JNYSAI114P217500               18.650125                1655               30874                 513
JNYSAI114P217700               18.609885                2133               39689                 618
JNYSAI114P217950               18.563116               10027              186133                3196
JNYSAI114P218000               18.552251                 110                2038                  34
JNYSAI114P218200               18.515451                   0                   0                  48
JNYSAI114P218500               18.458971                2983               55068                 689
JNYSAI114P219100               18.345521                1542               28293                 426
JNYSAI114P219200                18.32761                2219               40666                 757
JNYSAI114P219500               18.271277                1446               26412                 395

JNYSAI114P219600               18.252837                4761               86893                1124
JNYSAI114P219700               18.234104                 554               10094                 186
JNYSAI114P219950               18.186674                2616               47583                 411
JNYSAI114P220000               18.177474                 627               11393                  26
JNYSAI114P220200               18.141257                5083               92209                1169
JNYSAI114P220450               18.094154                 166                2995                  10
JNYSAI114P220500               18.085771                2111               38176                 676
JNYSAI114P220700               18.047666                   0                   0                   2
JNYSAI114P220950               18.003329                 339                6111                 116
JNYSAI114P221500               17.901845                 698               12487                 349
JNYSAI114P221600                17.86357                  63                1133                  12
JNYSAI114P221700               17.857596                  31                 549                   1
JNYSAI114P221950               17.822288                 127                2266                  46
JNYSAI114P222100               17.791828                   0                   0                   0
JNYSAI114P222450               17.734486                  68                1213                  25
JNYSAI114P222500               17.719813                 616               10923                  94
JNYSAI114P222700               17.684245                 532                9404                 557
JNYSAI114P222950               17.639761               11395              201007                2525
JNYSAI114P223000               17.682444                1605               28389                 575
JNYSAI114P223100               17.610806                 700               12322                  63
JNYSAI114P223700               17.503719                1709               29910                 802
JNYSAI114P223950               17.459097                1265               22091                 491
JNYSAI114P224200                17.41479                1578               27479                 362
JNYSAI114P224500               17.361428                 248                4309                  98
JNYSAI114P225000               17.273196                   0                   0                   0
JNYSAI114P225700               17.148935                   0                   0                   1
JNYSAI114P225950               17.105444                 774               13243                 105
JNYSAI114P226500               17.011251                   0                   0                 107
JNYSAI114P226700               16.973615                  64                1081                  19
JNYSAI114P227200               16.888726                 477                8054                  36
JNYSAI114P228000               16.753712                   0                   0                   7
JNYSAI114P231000               16.246789                   0                   0                   0
JNYSAI114P236200                15.40603                   0                   0                   0
JNYSAI115P14000                10.676611              100854             1076784               16477
JNYSAI115P18200                 9.349035               95571              893499               16056
JNYSAI115P18250                 9.347284                   0                   0                   0
JNYSAI115P211000               18.016966                6658              119950                1270
JNYSAI115P212500               17.767868                2770               49213                 593
JNYSAI115P213500               17.603254                5220               91884                1068
JNYSAI115P214000               17.521001                7542              132135                2054
JNYSAI115P215000               17.360006                1902               33012                 512
JNYSAI115P215500                17.27907                 620               10716                 157
JNYSAI115P216000               17.199648                4969               85474                1290
JNYSAI115P216500               17.119899                2690               46048                 366
JNYSAI115P216700               17.087863                3457               59077                1255
JNYSAI115P217000               17.040064                2840               48398                 793
JNYSAI115P217450               16.968691                2258               38310                 693
JNYSAI115P217500               16.961365                4534               76900                1328
JNYSAI115P217700               16.929436                1953               33068                 394
JNYSAI115P217950               16.890573               13482              227711                3993
JNYSAI115P218000               16.883476                 804               13572                 238
JNYSAI115P218200               16.852984                 179                3025                  62

JNYSAI115P218500               16.804555                8545              143597                1872
JNYSAI115P218950               16.697006                   0                   0                   4
JNYSAI115P219000               16.725811                   0                   0                  74
JNYSAI115P219100               16.710195                 619               10347                 143
JNYSAI115P219200                16.69556                9040              150920                2673
JNYSAI115P219500               16.649129                1516               25236                 480
JNYSAI115P219600               16.632267                5135               85401                2097
JNYSAI115P219700               16.618211                2913               48411                 966
JNYSAI115P220000               16.571055                1401               23215                 181
JNYSAI115P220200               16.541061               14750              243976                3148
JNYSAI115P220450               16.501933                 483                7972                  26
JNYSAI115P220500               16.494209                 192                3164                  32
JNYSAI115P220700               16.466511                 282                4646                  74
JNYSAI115P220950               16.431915                1902               31255                 640
JNYSAI115P221200               16.387556                   0                   0                   0
JNYSAI115P221450               16.350166                1493               24408                 507
JNYSAI115P221500               16.342214                 864               14117                 294
JNYSAI115P221600               16.328075                 910               14854                 107
JNYSAI115P221700               16.311359                 793               12937                 152
JNYSAI115P221950               16.273666                 261                4244                  91
JNYSAI115P222100                16.25082                   0                   0                   0
JNYSAI115P222200               16.236169                 847               13758                 279
JNYSAI115P222450               16.198666                 140                2266                  49
JNYSAI115P222700               16.161247                4989               80627                1537
JNYSAI115P222950                16.12331                3419               55122                1226
JNYSAI115P223000               16.116379                 559                9011                 388
JNYSAI115P223200               16.086267               12050              193841                4153
JNYSAI115P223700               16.011255                8989              143921                2862
JNYSAI115P224200               15.936891                4881               77793                1798
JNYSAI115P224500               15.892267                 709               11274                 204
JNYSAI115P225000               15.818737                 312                4938                 112
JNYSAI115P225600               15.730489                 688               10826                 212
JNYSAI115P225700               15.716052                   0                   0                   4
JNYSAI115P226450               15.607759                 194                3033                  78
JNYSAI115P226700               15.570159                 612                9522                  52
JNYSAI115P228000               15.384853                 548                8433                 249
JNYSAI115P231000               14.962208                   0                   0                   0
JNYSAI115P234450               14.489276                   0                   0                   0
JNYSAI116P14000                14.319434              146270             2094510               33126
JNYSAI116P18200                11.853065               29123              345192                7398
JNYSAI116P18250                11.850906                   0                   0                   0
JNYSAI116P211000               20.346844                1129               22974                 242
JNYSAI116P212500               20.065689                7384              148160                1747
JNYSAI116P213500                19.87976                2104               41826                 459
JNYSAI116P214000               19.787928                4252               84147                 837
JNYSAI116P215000               19.603193                3158               61909                 921
JNYSAI116P215500               19.515946                 106                2063                  31
JNYSAI116P216000               19.423378                5389              104675                1451
JNYSAI116P216450                19.34158                 304                5882                  93
JNYSAI116P216500               19.332583                 839               16216                 122
JNYSAI116P216700               19.297636                1771               34181                 690
JNYSAI116P217000               19.244451                 311                5994                  98

JNYSAI116P217500               19.154228               14900              285398                2817
JNYSAI116P217700               19.118419                 987               18865                 390
JNYSAI116P217950               19.094074                 373                7128                 139
JNYSAI116P218000               19.069439                  92                1763                  30
JNYSAI116P218200               19.026716                   0                   0                   0
JNYSAI116P218500               18.977679                1067               20241                 428
JNYSAI116P219000               18.889043                 486                9171                 161
JNYSAI116P219100                18.87084                 308                5816                  65
JNYSAI116P219200               18.852622                1044               19673                 363
JNYSAI116P219500               18.802379                 713               13408                 250
JNYSAI116P219600               18.783926               11576              217445                3934
JNYSAI116P219700               18.764756                  99                1855                  35
JNYSAI116P220000               18.713755                3621               67762                 659
JNYSAI116P220200               18.680213                7749              144758                2611
JNYSAI116P220500               18.634069                  33                 619                   6
JNYSAI116P220700                18.59472                   0                   0                   3
JNYSAI116P221200               18.506947                4354               80578                1833
JNYSAI116P221450                18.46449                1640               30286                 633
JNYSAI116P221500               18.457284                4217               77828                1653
JNYSAI116P221600               18.437485                 767               14145                 168
JNYSAI116P221700               18.420432                 617               11359                 484
JNYSAI116P221950               18.642175                   3                  52                   1
JNYSAI116P222000               18.368448                 201                3698                  78
JNYSAI116P222700               18.250908                 460                8399                 201
JNYSAI116P222950               18.209074                2467               44930                 497
JNYSAI116P223000               18.200214                   0                   0                 252
JNYSAI116P223450               18.124603                  81                1460                  37
JNYSAI116P223600               18.098279                 204                3690                  17
JNYSAI116P223700               18.081904                3279               59287                1243
JNYSAI116P224200               17.996622                2385               42928                 942
JNYSAI116P224500               17.948607                2073               37213                1045
JNYSAI116P224700               17.914479                   0                   0                  53
JNYSAI116P225200               17.831168                 305                5437                 111
JNYSAI116P225450               17.790738                 248                4405                 167
JNYSAI116P225600               17.764838                 762               13544                 179
JNYSAI116P226700               17.584858                2216               38960                1003
JNYSAI116P227200               17.502612                1168               20442                 477
JNYSAI116P228000               17.374405                1773               30806                 844
JNYSAI116P229200               17.181084                 629               10815                 370
JNYSAI117P14000                11.909563              642846             7656011              110165
JNYSAI117P18200                11.212725              403202             4520993               70764
JNYSAI117P18250                 11.21077                   0                   0                   0
JNYSAI117P212500               13.382377               84842             1135392               13595
JNYSAI117P213500               13.279122              134689             1788548               15376
JNYSAI117P214000               13.228187              188491             2493393               31499
JNYSAI117P215000               13.126268              108204             1420309               20398
JNYSAI117P215500               13.075765               22686              296634                4759
JNYSAI117P216000               13.025224              301759             3930479               55541
JNYSAI117P216450               12.979986               21198              275144                3430
JNYSAI117P216500               12.974983              146626             1902473                9331
JNYSAI117P216700               12.954938              123852             1604491               23482
JNYSAI117P217000               12.924984               54564              705237               11468

JNYSAI117P217450               12.888038               43607              562008                7357
JNYSAI117P217500               12.875085              357310             4600399               44689
JNYSAI117P217700               12.774617               93449             1193772                9260
JNYSAI117P217950               12.830354               56016              718710               12385
JNYSAI117P218000                12.82543               22488              288424                5251
JNYSAI117P218200                12.80572               89327             1143897               20769
JNYSAI117P218500               12.775959               75861              969192               14134
JNYSAI117P218950               12.731728                 653                8308                 201
JNYSAI117P219000                12.72635              127657             1624602               10961
JNYSAI117P219100               12.716381               21787              277056                1283
JNYSAI117P219200               12.707001               56700              720491               12724
JNYSAI117P219450               12.682434                   0                   0                   0
JNYSAI117P219500               12.675928               29556              374655                6550
JNYSAI117P219600               12.667809              154398             1955887               40394
JNYSAI117P219700               12.657993                4499               56950                1135
JNYSAI117P219950               12.633554               47421              599099               10301
JNYSAI117P220000               12.628675              142985             1805709               21802
JNYSAI117P220200                12.60939              125615             1583926               26256
JNYSAI117P220450               12.584996               19440              244650                 896
JNYSAI117P220500               12.580004               32281              406093                6855
JNYSAI117P220700               12.560238               27898              350403                3676
JNYSAI117P220950               12.536278               59765              749230               15554
JNYSAI117P221000               12.531478               40156              503214                5440
JNYSAI117P221200               12.511802                7936               99293                2067
JNYSAI117P221450               12.487961               79861              997307               13124
JNYSAI117P221500               12.483053                2219               27704                 621
JNYSAI117P221600               12.472956               52133              650256                4081
JNYSAI117P221700                12.46333              238505             2972566               36438
JNYSAI117P221950               12.439842                1951               24272                 549
JNYSAI117P222000               12.434326               20692              257289                3885
JNYSAI117P222100               12.424694               19295              239732                2315
JNYSAI117P222200               12.416025                1381               17152                 523
JNYSAI117P222450               12.391785                2913               36102                 840
JNYSAI117P222500               12.386708               11575              143379                3174
JNYSAI117P222700               12.367875               57897              716058               13409
JNYSAI117P222950               12.343694               46765              577250               11411
JNYSAI117P223000               12.339233              113267             1397633               33904
JNYSAI117P223100               12.330029               40608              500702                5338
JNYSAI117P223200               12.319959               47296              582680                9246
JNYSAI117P223450               12.296125               13658              167946                3692
JNYSAI117P223500               12.290965               10077              123859                1821
JNYSAI117P223600               12.280754                 536                6586                  98
JNYSAI117P223700               12.272739               96546             1184884               28009
JNYSAI117P223950               12.249052                3536               43314                 599
JNYSAI117P224000               12.243533                9394              115017                 159
JNYSAI117P224200               12.224744               84589             1034079               13670
JNYSAI117P224450               12.201588                8406              102570                1966
JNYSAI117P224500               12.196843               60366              736269               13737
JNYSAI117P224600               12.186861                6815               83053                1720
JNYSAI117P224700               12.178156               28835              351152                8033
JNYSAI117P225000               12.149838                   0                   0                   0
JNYSAI117P225100               12.139837               26814              325523                4554

JNYSAI117P225200               12.130382                2052               24894                 329
JNYSAI117P225450               12.107154                2901               35129                 920
JNYSAI117P225500               12.102352               12770              154543                2655
JNYSAI117P225600               12.092976               23020              278383                3793
JNYSAI117P225700               12.084398               13164              159083                4682
JNYSAI117P225950               12.060909                5216               62912                 715
JNYSAI117P226100               12.046342               12316              148363                1473
JNYSAI117P226200               12.036649                4076               49067                 300
JNYSAI117P226450               12.013813                   0                   0                 374
JNYSAI117P226500               12.014911               53817              646610               16002
JNYSAI117P226600               11.999948                 411                4930                  61
JNYSAI117P226700               11.990729                6132               73533                2034
JNYSAI117P226950                11.96742               19686              235596                3257
JNYSAI117P227000               11.962799                9956              119097                2913
JNYSAI117P227200               11.944545                   0                   0                 377
JNYSAI117P228000               11.871443                7205               85528                1628
JNYSAI117P228100               11.861481                 928               11006                  91
JNYSAI117P228200               11.852687                 770                9123                 792
JNYSAI117P228500               11.825526                   0                   0                   0
JNYSAI117P228600               11.815716               25156              297238                6061
JNYSAI117P229200               11.761673                   0                   0                   0
JNYSAI117P229500                11.73392                5539               64996                1855
JNYSAI117P229950               11.693032                4595               53726                 938
JNYSAI117P230600               11.634573                1193               13875                 409
JNYSAI117P231200               11.581096                   0                   0                   0
JNYSAI117P231700               11.536386                   0                   0                   0
JNYSAI117P232700                 11.4477                   0                   0                   0
JNYSAI117P233700               11.359411                   0                   0                   0
JNYSAI117P234200               11.315574                   0                   0                   0
JNYSAI117P235200               11.228463                   0                   0                   0
JNYSAI117P236200               11.142109                   0                   0                   0
JNYSAI117P241700               10.678188                   0                   0                   0
JNYSAI117P246200               10.313094                   0                   0                   0
JNYSAI118P14000                12.235468              702545             8595970              121854
JNYSAI118P18200                10.840489              756012             8195541              151020
JNYSAI118P18250                10.838522                   0                   0                   0
JNYSAI118P212500                 13.8382              118900             1645367               18988
JNYSAI118P213500               13.731528              232337             3190337               33068
JNYSAI118P214000               13.678711              386627             5288563               72296
JNYSAI118P215000               13.573307               82696             1122462               15298
JNYSAI118P215500               13.521111                9340              126292                1959
JNYSAI118P216000               13.468742              363761             4899407               65825
JNYSAI118P216450               13.421984                7671              102961                1602
JNYSAI118P216500               13.416792              113647             1524782                7856
JNYSAI118P216700               13.396047               76220             1021052               17183
JNYSAI118P217000               13.363593              134163             1792905               28600
JNYSAI118P217450               13.318207               56311              749961               11844
JNYSAI118P217500               13.313454              411413             5477326               70869
JNYSAI118P217700               13.292846               85610             1138006               15490
JNYSAI118P217950               13.267195              105605             1401083               24920
JNYSAI118P218000               13.262089               54699              725429               10936
JNYSAI118P218200               13.241384                3546               46951                 804

JNYSAI118P218500               13.210907               58612              774315               12626
JNYSAI118P218950               13.165032               22206              292339                5239
JNYSAI118P219000                13.15977               53848              708628                5708
JNYSAI118P219100               13.149295               12297              161702                1347
JNYSAI118P219200               13.139607              107914             1417949               26083
JNYSAI118P219450               13.113969                 570                7481                 313
JNYSAI118P219500               13.108955              101508             1330668               24221
JNYSAI118P219600               13.099029              177439             2324275               44796
JNYSAI118P219700                13.08893               13087              171301                2595
JNYSAI118P219950               13.063609               44020              575061               13302
JNYSAI118P220000               13.058571              184636             2411088               33844
JNYSAI118P220200               13.040416              248243             3237194               59837
JNYSAI118P220450               13.012916                3094               40258                 214
JNYSAI118P220500               13.008287               15119              196666                3352
JNYSAI118P220700               12.987906                5393               70038                 888
JNYSAI118P220950               12.963031               17032              220789                4385
JNYSAI118P221200               12.937673               63219              817905               19356
JNYSAI118P221450               12.912987               45450              586901               11755
JNYSAI118P221500               12.907919                9036              116633                2558
JNYSAI118P221700               12.887441              122594             1579919               15787
JNYSAI118P221950               12.652017                3364               42557                 953
JNYSAI118P222000               12.857518               10844              139422                2426
JNYSAI118P222100               12.847414               10094              129686                1348
JNYSAI118P222200               12.838151               32210              413515               11119
JNYSAI118P222450               12.813522                   0                   0                   0
JNYSAI118P222500               12.808048               38755              496382                4142
JNYSAI118P222700               12.788784               41643              532562               11660
JNYSAI118P222950               12.763732               12578              160544                2873
JNYSAI118P223000               12.759155               60955              777731               38490
JNYSAI118P223100               12.749314               71245              908320               18798
JNYSAI118P223200               12.739142               14339              182668                7361
JNYSAI118P223450               12.714665                 669                8509                 182
JNYSAI118P223600               12.699276                3186               40456                 586
JNYSAI118P223700               12.689455               91148             1156617               25191
JNYSAI118P223950               12.665757                3356               42503                1768
JNYSAI118P224000                12.65986                 319                4033                  92
JNYSAI118P224200               12.640597               52052              657962                8384
JNYSAI118P224450               12.616888                1106               13950                 218
JNYSAI118P224500               12.612045               51809              653420               12360
JNYSAI118P224600               12.600937                 181                2281                  37
JNYSAI118P224700               12.591171                9037              113786                2544
JNYSAI118P224950               12.568054                 612                7690                 197
JNYSAI118P225000               12.562509                5641               70860                 178
JNYSAI118P225450               12.518385                   0                   0                  87
JNYSAI118P225600               12.504376               28186              352450                6841
JNYSAI118P225700               12.495534               32170              401987                9830
JNYSAI118P225950               12.471119                4048               50488                1293
JNYSAI118P226000               12.465714               10845              135189                1845
JNYSAI118P226100               12.456068               15688              195408                1351
JNYSAI118P226450               12.422843                7759               96383                2409
JNYSAI118P226500               12.418361               21983              272992                7011
JNYSAI118P226600               12.407984                2617               32466                 469

JNYSAI118P226700               12.398563                 827               10258                 212
JNYSAI118P226950               12.374441                3257               40302                 738
JNYSAI118P227200               12.350723               11386              140624                2847
JNYSAI118P227450               12.327345                 618                7620                 204
JNYSAI118P227600               12.312382               20368              250776                 875
JNYSAI118P228000               12.275961                  76                 937                 224
JNYSAI118P228100               12.264719                 326                4003                  41
JNYSAI118P228200               12.255571               16412              201135                5025
JNYSAI118P228500               12.227581                   0                   0                   0
JNYSAI118P228600               12.217774                 190                2325                   4
JNYSAI118P229200               12.161564                   0                   0                   0
JNYSAI118P229500                12.13333                   0                   0                   0
JNYSAI118P229950               12.090716                6536               79026                1452
JNYSAI118P230500               12.039826                   0                   0                   0
JNYSAI118P230600               12.029947                7770               93467                 760
JNYSAI118P231200               11.974821                   0                   0                   0
JNYSAI118P231450               11.951836                   0                   0                   0
JNYSAI118P231700               11.928631                   0                   0                   0
JNYSAI118P231950                11.90504                2129               25351                 792
JNYSAI118P232500               11.854968                   0                   0                   0
JNYSAI118P232700               11.836842                   0                   0                   0
JNYSAI118P233000                11.80934                   0                   0                   0
JNYSAI118P233700               11.745458                   0                   0                   0
JNYSAI118P234700               11.655027                   0                   0                   0
JNYSAI118P235200               11.610225                   0                   0                   0
JNYSAI118P236200               11.520772                   0                   0                   0
JNYSAI118P236700               11.476118                   0                   0                   0
JNYSAI119P14000                11.429086              742158             8482187              123453
JNYSAI119P18200                10.667935              752307             8025558              155933
JNYSAI119P18250                10.664839                   0                   0                   0
JNYSAI119P212500               13.721991               84981             1166113               12712
JNYSAI119P213500               13.615678               45654              621611                7309
JNYSAI119P214000               13.563359               84078             1140377               14832
JNYSAI119P215000               13.458887               46462              625328                8871
JNYSAI119P215500               13.406494                5604               75132                 972
JNYSAI119P216000               13.355204              171501             2290429               35725
JNYSAI119P216450               13.308355                  23                 304                  17
JNYSAI119P216500               13.303271               45364              603484                5135
JNYSAI119P216700               13.283148               98669             1310634               29144
JNYSAI119P217000               13.252384              172255             2282791               36874
JNYSAI119P217450               13.206201                 874               11540                 181
JNYSAI119P217500               13.201228               81440             1075113               16855
JNYSAI119P217700               13.180542               35091              462517                7594
JNYSAI119P217950               13.155379              210611             2770662               54071
JNYSAI119P218000               13.150471               24971              328375                5394
JNYSAI119P218200               13.130067               21623              283914                4473
JNYSAI119P218500                13.09958               52044              681760               11806
JNYSAI119P219000               13.048459               38729              505351                3900
JNYSAI119P219100               13.036848               15513              202245                2008
JNYSAI119P219200               13.028844              170530             2221814               47619
JNYSAI119P219450               13.004341                 347                4513                  82
JNYSAI119P219500               12.998505               89299             1160753               22676

JNYSAI119P219600               12.988605              340845             4427099              108624
JNYSAI119P219700                12.97893                7655               99356                1822
JNYSAI119P219950               12.952911                1045               13532                 254
JNYSAI119P220000                12.94849               40750              527655                9743
JNYSAI119P220200                12.93006              107849             1394495               25763
JNYSAI119P220450               12.903418                 388                5013                 142
JNYSAI119P220500                12.89856               11130              143558                2222
JNYSAI119P220700               12.878079               25961              334330                2778
JNYSAI119P220950               12.853712               26053              334879                6932
JNYSAI119P221200               12.828477               39663              508812               10322
JNYSAI119P221450               12.804154                6178               79106                 485
JNYSAI119P221500               12.799104               30344              388380                8189
JNYSAI119P221600               12.791279               16148              206553                3527
JNYSAI119P221700               12.777417               50930              650759               13511
JNYSAI119P221950               12.753432               23937              305284                3978
JNYSAI119P222000               12.747758                 809               10315                 198
JNYSAI119P222100               12.737789               19113              243456                2620
JNYSAI119P222200               12.729593               13873              176602                3729
JNYSAI119P222500               12.700406                5777               73375                 501
JNYSAI119P222700               12.680961              353817             4486743              107487
JNYSAI119P222950               12.656691               10522              133174                1004
JNYSAI119P223000               12.651562               12188              154193                7462
JNYSAI119P223100               12.641832               18316              231553                5423
JNYSAI119P223200               12.631462               49940              630814               16335
JNYSAI119P223450               12.390464                  14                 172                   2
JNYSAI119P223600               12.591016              211022             2656976               42627
JNYSAI119P223700               12.582703              249284             3136664               71813
JNYSAI119P223950               12.558411                8333              104647                2415
JNYSAI119P224200               12.532786              399040             5001086               81167
JNYSAI119P224450               12.510435                 433                5413                 130
JNYSAI119P224500               12.505087                2830               35393                1530
JNYSAI119P224700                 12.4861                1470               18353                 411
JNYSAI119P225000               12.456009                   0                   0                   0
JNYSAI119P225500               12.407214                4376               54290                1262
JNYSAI119P225600               12.397794               36627              454094               13477
JNYSAI119P225700               12.390089                5136               63633                2205
JNYSAI119P226450               12.317955                5105               62886                1557
JNYSAI119P226500                12.31382               16614              204583                5110
JNYSAI119P226600               12.302092                2669               32837                 472
JNYSAI119P226700               12.294124                2844               34964                 833
JNYSAI119P226950               12.268895                1359               16675                 122
JNYSAI119P227450               12.236579                  74                 907                  13
JNYSAI119P227600               12.207314                   0                   0                2381
JNYSAI119P228000               12.171739                3262               39701                1255
JNYSAI119P228200               12.152182                 565                6872                 183
JNYSAI119P228500               12.123325                   0                   0                   0
JNYSAI119P229450                12.03546                 961               11560                 343
JNYSAI119P230500               11.937125                   0                   0                   0
JNYSAI119P230950               11.894948                 411                4887                 101
JNYSAI119P231700               11.826899                   0                   0                   0
JNYSAI119P233600               11.653726               10079              117459                 272
JNYSAI119P234700                11.55558                   0                   0                   0

JNYSAI123P14000                14.947362               68716             1027117               13916
JNYSAI123P15000                14.898713                   0                   0                   0
JNYSAI123P18200                14.743068               67283              991955               17077
JNYSAI123P18250                14.741804                   0                   0                   0
JNYSAI123P211000               10.949242                2020               22114                 234
JNYSAI123P212500               10.884562               37819              411642                4355
JNYSAI123P213500                10.84138              107735             1167993               11743
JNYSAI123P214000               10.819546               36653              396572                5370
JNYSAI123P215000               10.777504               25619              276111                3997
JNYSAI123P215500               10.756088                1992               21421                 322
JNYSAI123P216000               10.734908              154644             1660094               24370
JNYSAI123P216450               10.715792               11242              120470                1904
JNYSAI123P216500               10.713663              164796             1765570               14102
JNYSAI123P216700                10.70521                9096               97371                1773
JNYSAI123P217000               10.692633               32201              344319                6666
JNYSAI123P217450               10.677789                1162               12406                 306
JNYSAI123P217500               10.671346              116125             1239206               19272
JNYSAI123P217700               10.662616               39047              416348                5628
JNYSAI123P217950               10.652387               56836              605442               10555
JNYSAI123P218000               10.650441               45586              485509                6989
JNYSAI123P218200               10.641854               24644              262259                4629
JNYSAI123P218500               10.629221               21770              231401                3720
JNYSAI123P219000               10.608231              193488             2052560               34027
JNYSAI123P219100               10.603572               30191              320129                4653
JNYSAI123P219200               10.599848               17248              182830                3464
JNYSAI123P219450               10.589402                5567               58956                1112
JNYSAI123P219500               10.587116               39514              418342                7751
JNYSAI123P219600               10.583118              104161             1102350               20568
JNYSAI123P219700               10.577737                3887               41118                 721
JNYSAI123P219950               10.567752                 590                6237                 102
JNYSAI123P220000               10.565919               83800              885428               12369
JNYSAI123P220200               10.557988               75470              796814               14001
JNYSAI123P220450               10.547208               83093              876401               15447
JNYSAI123P220500               10.545115               57426              605563                8225
JNYSAI123P220700               10.536873               58127              612478                8237
JNYSAI123P220950               10.526702                4243               44662                1295
JNYSAI123P221000               10.523987                4883               51385                 359
JNYSAI123P221200               10.516255                4226               44443                2476
JNYSAI123P221450               10.505832               23058              242238                4792
JNYSAI123P221500               10.503828                5198               54594                1575
JNYSAI123P221600                10.49903               13147              138026                1381
JNYSAI123P221700               10.494891               17265              181197                1963
JNYSAI123P221950               10.570036               13418              141827                2932
JNYSAI123P222000               10.482464               25236              264539                4608
JNYSAI123P222100                10.47831               31948              334758                4140
JNYSAI123P222200               10.474635                7207               75491                1408
JNYSAI123P222500               10.462086               41587              435086                6175
JNYSAI123P222700               10.454076               61035              638062               14242
JNYSAI123P222950               10.443441               32407              338445                5042
JNYSAI123P223000                  10.442               42998              448983                8067
JNYSAI123P223100                10.43748               13448              140362                2130
JNYSAI123P223200               10.433259               33733              351941                6916

JNYSAI123P223450               10.422662                2855               29758                 612
JNYSAI123P223600               10.416184                6671               69485                1345
JNYSAI123P223700               10.412779               48025              500075               11111
JNYSAI123P223950               10.402551                1318               13709                 319
JNYSAI123P224000               10.400135               14258              148282                3335
JNYSAI123P224200                10.39113               36524              379525                5551
JNYSAI123P224450               10.381224               15475              160649                1698
JNYSAI123P224500               10.379924               37387              388072                5508
JNYSAI123P224600               10.375114                6199               64318                 995
JNYSAI123P224700                10.37149               14322              148542                3893
JNYSAI123P225000               10.357749                3533               36592                 372
JNYSAI123P225200               10.350414                2920               30225                 509
JNYSAI123P225450               10.340875                7380               76317                1565
JNYSAI123P225500                10.33816               11061              114353                 352
JNYSAI123P225600               10.334158               10113              104512                2566
JNYSAI123P225700               10.330729               11433              118110                2682
JNYSAI123P225950                10.32051                7087               73137                1977
JNYSAI123P226100               10.313642                1695               17487                 274
JNYSAI123P226200               10.309549                2493               25701                 505
JNYSAI123P226450               10.299511                2265               23326                 607
JNYSAI123P226500               10.299093                2672               27515                 409
JNYSAI123P226600               10.293199                1227               12631                 185
JNYSAI123P226950               10.278702                3763               38674                2373
JNYSAI123P227000               10.276895                1152               11843                 272
JNYSAI123P227200               10.269381               14000              143776                1318
JNYSAI123P227600               10.252627                2701               27694                 688
JNYSAI123P228000               10.237163                2595               26562                 730
JNYSAI123P228100               10.232287                1153               11796                 123
JNYSAI123P228200               10.228745                 291                2981                  85
JNYSAI123P228500               10.216733                   0                   0                   0
JNYSAI123P229700               10.167683                1953               19854                 257
JNYSAI123P231700               10.088105                   0                   0                   0
JNYSAI123P231950                10.07786                   0                   0                   0
JNYSAI123P232000               10.076154                   0                   0                   0
JNYSAI123P232200               10.067528                7522               75725                 466
JNYSAI123P232500               10.056097                   0                   0                   0
JNYSAI123P233700               10.008513                   0                   0                   0
JNYSAI123P234450                9.979034                   0                   0                   0
JNYSAI123P235200                9.949392                   0                   0                   0
JNYSAI123P235950                9.919829                   0                   0                   0
JNYSAI123P236000                9.917729                   0                   0                   0
JNYSAI123P236200                 9.91002                   0                   0                   0
JNYSAI123P238200                9.831751                   0                   0                   0
JNYSAI123P246950                9.497204                   0                   0                   0
JNYSAI123P248700                9.435934                   0                   0                   0
JNYSAI124P14000                17.450777               28548              498188                7939
JNYSAI124P15000                17.394122                   0                   0                   0
JNYSAI124P18200                 17.21372               41819              719852               11997
JNYSAI124P18250                17.210936                   0                   0                   0
JNYSAI124P212500               14.289472               27280              389824                4703
JNYSAI124P213500               14.232981               72069             1025755                8497
JNYSAI124P214000               14.204695                7954              112986                1588

JNYSAI124P215000                14.14893                7621              107829                1494
JNYSAI124P215500               14.124878                 558                7889                 114
JNYSAI124P216000               14.093154              113625             1601329               21706
JNYSAI124P216450               14.067991                5352               75295                1164
JNYSAI124P216500               14.065097              128824             1811919               13879
JNYSAI124P216700               14.054077               10157              142749                2168
JNYSAI124P217000               14.037325               25406              356632                5306
JNYSAI124P217450               14.012888                   0                   0                 172
JNYSAI124P217500               14.009757               91031             1275322               17505
JNYSAI124P217700               13.998161                9165              128289                2066
JNYSAI124P217950               13.984772               21740              304031                4822
JNYSAI124P218000               13.981986               33649              470485                6499
JNYSAI124P218500               13.954317                7839              109383                1500
JNYSAI124P219000               13.926786              151601             2111309               34066
JNYSAI124P219100               13.920511                4285               59653                 958
JNYSAI124P219200               13.915711                9178              127725                2475
JNYSAI124P219450               13.902079                1034               14377                 780
JNYSAI124P219500               13.899054               18594              258442                4704
JNYSAI124P219600               13.893798               63862              887289               15685
JNYSAI124P219700               13.728714                2089               28683                 497
JNYSAI124P220000               13.871773               21760              301855                5258
JNYSAI124P220200               13.860813               19816              274663                4955
JNYSAI124P220450               13.846366               19785              273946                2972
JNYSAI124P220500               13.844117               48056              665291                8432
JNYSAI124P220700               13.833047               24691              341545                4460
JNYSAI124P220950               13.836313                1485               20544                 922
JNYSAI124P221000                13.81623                4866               67224                 514
JNYSAI124P221200               13.806049                6990               96505                1987
JNYSAI124P221450               13.792263                2406               33187                 468
JNYSAI124P221500               13.789531                5721               78895                1536
JNYSAI124P221600               13.788079                2306               31794                 395
JNYSAI124P221700               13.777882                4648               64046                 800
JNYSAI124P221950               13.764846                8887              122321                2394
JNYSAI124P222000               13.761686               17793              244860                4145
JNYSAI124P222100               13.756144               20548              282666                3223
JNYSAI124P222200               13.750704                3007               41345                 654
JNYSAI124P222450               13.737571                 185                2548                  53
JNYSAI124P222500               13.734768               13786              189348                3008
JNYSAI124P222700                13.72437               34196              469315               10155
JNYSAI124P222950               13.710479               35045              480487               49963
JNYSAI124P223000               13.729138               11140              152938                4490
JNYSAI124P223100                13.70253                9784              134065                1762
JNYSAI124P223200               13.697081               25477              348962               10539
JNYSAI124P223450               13.683819                1774               24282                  12
JNYSAI124P223500               13.680255                 836               11436                 252
JNYSAI124P223600               13.674719                5357               73253                1381
JNYSAI124P223700               13.670121               36909              504552               11097
JNYSAI124P223950               13.655825                 331                4520                 101
JNYSAI124P224000               13.653529                8776              119820                2613
JNYSAI124P224200               13.645546               11302              154224                2424
JNYSAI124P224450                13.62876               12169              165849                1738
JNYSAI124P224500               13.625568                9069              123575                7344

JNYSAI124P224600               13.620822                5038               68622                1028
JNYSAI124P224700               13.615895                8185              111441                2977
JNYSAI124P225000               13.599121                2611               35505                 348
JNYSAI124P225450               13.575785                3046               41347                 829
JNYSAI124P225600               13.567004               11000              149241                2620
JNYSAI124P225700               13.562478                5800               78661                1646
JNYSAI124P225950               13.549108                2803               37983                 945
JNYSAI124P226100               13.539969                1362               18448                 285
JNYSAI124P226200               13.534664                2002               27096                 518
JNYSAI124P226450                13.52184                2637               35651                2058
JNYSAI124P226500               13.519458                1314               17767                 410
JNYSAI124P226600               13.513227                 974               13157                 190
JNYSAI124P226950               13.494679                2938               39647                 367
JNYSAI124P227200               13.481748                9900              133463                1188
JNYSAI124P227600               13.459933                1233               16595                 369
JNYSAI124P228000               13.439533                1892               25434                 667
JNYSAI124P228100               13.433292                 448                6014                  62
JNYSAI124P228200               13.428426                 246                3300                  91
JNYSAI124P228500               13.412655                   0                   0                   0
JNYSAI124P231950               13.231058                   0                   0                   0
JNYSAI124P232000               13.228163                   0                   0                   0
JNYSAI124P232500               13.201864                   0                   0                   0
JNYSAI124P233700               13.139345                   0                   0                   0
JNYSAI124P234450               13.100018                   0                   0                   0
JNYSAI124P235200               13.061825                   0                   0                   0
JNYSAI124P236000                13.02025                   0                   0                   0
JNYSAI124P236200               13.010125                   0                   0                   0
JNYSAI124P236450               12.997122                   0                   0                   0
JNYSAI124P236700               12.984273                   0                   0                  46
JNYSAI124P238200               12.907166                   0                   0                   0
JNYSAI124P246950               12.468177                   0                   0                   0
JNYSAI124P248700               12.387422                   0                   0                   0
JNYSAI126P14000                19.698263               23966              472080                5626
JNYSAI126P15000                19.633933                   0                   0                   0
JNYSAI126P18200                19.430509               31296              608090                9389
JNYSAI126P18250                19.427169                   0                   0                   0
JNYSAI126P211000               12.527634                6582               82458                 800
JNYSAI126P212500               12.381556               11077              137148                1486
JNYSAI126P213500               12.284671               37157              456459                3330
JNYSAI126P214000               12.236541                8521              104265                1309
JNYSAI126P215000               12.141267                3285               39890                 504
JNYSAI126P215500               12.093201                 644                7794                 107
JNYSAI126P216000               12.046391                7850               94564                 661
JNYSAI126P216450               12.004181                 558                6704                  97
JNYSAI126P216500               11.998892               17275              207278                 611
JNYSAI126P216700                11.98071                6969               83495                1253
JNYSAI126P217000               11.952251               13395              160098                 649
JNYSAI126P217500               11.905968               38621              459821                4998
JNYSAI126P217700               11.886903                3850               45761                 812
JNYSAI126P217950                11.89009                6151               73138                 965
JNYSAI126P218000               11.858603                1643               19490                 101
JNYSAI126P218200                11.83955                 195                2306                  32

JNYSAI126P218500                11.81309                8089               95560                1532
JNYSAI126P219000               11.766553                1032               12147                 101
JNYSAI126P219100                11.75689                2682               31529                  60
JNYSAI126P219200               11.747748                 646                7590                 152
JNYSAI126P219450               11.725674                1559               18279                 320
JNYSAI126P219500               11.720203                1342               15724                 459
JNYSAI126P219600               11.711742               18418              215702                2126
JNYSAI126P219700               11.702443                 440                5155                  92
JNYSAI126P219950               11.679285                 503                5871                 104
JNYSAI126P220000               11.674949               13492              157516                1464
JNYSAI126P220200               11.658783               12842              149722                2178
JNYSAI126P220450                11.63313                1188               13823                 230
JNYSAI126P220500               11.628567                3199               37196                  79
JNYSAI126P220700                11.61083               24901              289123                5291
JNYSAI126P220950               11.588494                1385               16045                 311
JNYSAI126P221200                11.56543                9402              108739                1691
JNYSAI126P221450                11.54295                1048               12094                  74
JNYSAI126P221500               11.538434                5494               63393                 632
JNYSAI126P221600               11.528847                8359               96368                 552
JNYSAI126P221700               11.519708                5676               65385                 636
JNYSAI126P221950               11.495556                  47                 535                   7
JNYSAI126P222000               11.492736                 492                5656                 110
JNYSAI126P222100               11.483671                2993               34366                  18
JNYSAI126P222200               11.474886                 414                4753                  75
JNYSAI126P222500               11.447932                 769                8799                 175
JNYSAI126P222700               11.429798                4900               56004                 510
JNYSAI126P222950               11.407648                4703               53645                 748
JNYSAI126P223000               11.403971                6099               69553                2170
JNYSAI126P223100               11.394107                8365               95307                1565
JNYSAI126P223200                 11.3856                3853               43865                 814
JNYSAI126P223450               11.363149                1686               19160                 240
JNYSAI126P223500               11.358395                 151                1709                   0
JNYSAI126P223600               11.349478                1303               14792                  35
JNYSAI126P223700               11.341108                7032               79754                1694
JNYSAI126P224000               11.314552                7001               79211                1284
JNYSAI126P224200               11.296464               23916              270164                2849
JNYSAI126P224450               11.275104                 241                2715                  65
JNYSAI126P224500               11.269264                9382              105726                1903
JNYSAI126P224600               11.260921                1002               11282                  57
JNYSAI126P224700               11.252305                3637               40926                 409
JNYSAI126P225600               11.172869                1121               12524                 263
JNYSAI126P225700               11.164652                 743                8291                 205
JNYSAI126P225950               11.142415                 595                6624                   7
JNYSAI126P226200               11.120588                3188               35447                 823
JNYSAI126P226450               11.099336                 335                3723                  88
JNYSAI126P226500               11.095421                 365                4052                 101
JNYSAI126P226700               11.077096                1412               15641                  83
JNYSAI126P227200               11.033792                3726               41110                 779
JNYSAI126P228000                10.96579                 725                7946                 209
JNYSAI126P228100               10.956222                1740               19065                 327
JNYSAI126P228600               10.913391                   0                   0                  27
JNYSAI126P228700               10.904841                1324               14438                 381

JNYSAI126P229200               10.862489                2221               24122                 479
JNYSAI126P229950               10.798516                 447                4822                  87
JNYSAI126P236200               10.282936                   0                   0                   0
JNYSAI126P236700               10.242631                   0                   0                  47
JNYSAI127P14000                11.267894              187892             2117143               31745
JNYSAI127P18200                11.072359              125622             1390932               26539
JNYSAI127P18250                11.070298                   0                   0                   0
JNYSAI127P211000               14.427059                7344              105947                1158
JNYSAI127P212500               14.258675               23429              334072                4327
JNYSAI127P213500               14.147209               48126              680851                7999
JNYSAI127P214000               14.092083               42382              597251                8046
JNYSAI127P215000               13.982155               15581              217859                3242
JNYSAI127P215500               13.927382                1155               16089                 254
JNYSAI127P216000               13.873052               24262              336583                3735
JNYSAI127P216450               13.824406                6114               84523                1379
JNYSAI127P216500               13.818821              111505             1540867                8821
JNYSAI127P216700               13.797237               27088              373735                6360
JNYSAI127P217000               13.764622               29135              401037                6522
JNYSAI127P217450                13.71558                5149               70619                 917
JNYSAI127P217500               13.710921               90661             1243051               14315
JNYSAI127P217700               13.689251               98419             1347280                9354
JNYSAI127P217950               13.662884               81031             1107123               15801
JNYSAI127P218000               13.657481              118298             1615659               25880
JNYSAI127P218200               13.636105                4723               64409                1196
JNYSAI127P218500               13.604041               19966              271621                4372
JNYSAI127P218950                13.57462                   0                   0                   4
JNYSAI127P219000                13.55074               11463              155331                1525
JNYSAI127P219100               13.539692                6438               87164                1279
JNYSAI127P219200               13.529695               43191              584356                9266
JNYSAI127P219450               13.503117               10198              137709                3036
JNYSAI127P219500               13.497901               21491              290078                3699
JNYSAI127P219600               13.488043              108590             1464662               23674
JNYSAI127P219700               13.476785               13477              181622                3675
JNYSAI127P219950               13.450482                2612               35126                 484
JNYSAI127P220000               13.445157               29333              394391                5292
JNYSAI127P220200               13.423958               57975              778253               11491
JNYSAI127P220450               13.397465                7300               97806                2390
JNYSAI127P220500               13.392579               12050              161383                2276
JNYSAI127P220700               13.371304                6945               92869                1619
JNYSAI127P220950               13.345495                8161              108916                2285
JNYSAI127P221000               13.339505                4580               61092                 799
JNYSAI127P221200               13.320561                 195                2598                  55
JNYSAI127P221450               13.293301               20676              274847                6425
JNYSAI127P221500               13.288121                9981              132626                2814
JNYSAI127P221600                13.27511               11996              159254                2261
JNYSAI127P221700               13.266607                8195              108719                1347
JNYSAI127P221950               13.241334                3573               47316                 937
JNYSAI127P222000               13.235444                1076               14236                 235
JNYSAI127P222100               13.225158                4624               61147                 443
JNYSAI127P222200               13.215346                3114               41154                1333
JNYSAI127P222450               13.189573               20757              273772                6091
JNYSAI127P222500               13.183869                4885               64409                 662

JNYSAI127P222700               13.163829               31518              414900                8564
JNYSAI127P222950               13.137199               51421              675524                9810
JNYSAI127P223000               13.132701               45910              602927               16156
JNYSAI127P223100               13.121769               10492              137678                1446
JNYSAI127P223200               13.112309                7981              104645                2862
JNYSAI127P223450               13.086207                 888               11619                 406
JNYSAI127P223700               13.061067               28618              373787                9062
JNYSAI127P224100               13.019354                2116               27546                 481
JNYSAI127P224200               13.009289               17405              226429                4086
JNYSAI127P224450               12.984355               10305              133798                1569
JNYSAI127P224500                12.97947                7110               92278                9645
JNYSAI127P224600               12.969391                 130                1685                  29
JNYSAI127P224700               12.959125                7091               91892                 858
JNYSAI127P224950               12.933905                 537                6948                 188
JNYSAI127P225000               12.928548                1001               12939                 190
JNYSAI127P225500               12.877312                2976               38321                 116
JNYSAI127P225600               12.867379                9850              126744                2399
JNYSAI127P225700               12.857933                4737               60905                1577
JNYSAI127P225950               12.831977                6866               88108                1166
JNYSAI127P226100               12.816916                1253               16065                 252
JNYSAI127P226200               12.806894                8089              103595                2516
JNYSAI127P226500               12.781151                5891               75291                1870
JNYSAI127P226700               12.757203                4823               61525                 265
JNYSAI127P226950               12.729709                 156                1986                  41
JNYSAI127P227000                12.72684                1867               23755                 584
JNYSAI127P227200               12.708933                2583               32833                 177
JNYSAI127P228000               12.628477               15256              192664                2570
JNYSAI127P228100               12.617587                7777               98124                2137
JNYSAI127P228600               12.568217                 515                6467                  13
JNYSAI127P228700               12.558411                2178               27347                 751
JNYSAI127P229200               12.509941                 774                9682                 276
JNYSAI127P229500               12.479905                1602               19998                 364
JNYSAI127P231000                 12.3349                   0                   0                   0
JNYSAI127P231950               12.242965                   0                   0                   0
JNYSAI127P233700               12.076454                   0                   0                   0
JNYSAI127P234450                12.00571                   0                   0                   0
JNYSAI127P236200               11.842324                   0                   0                   0
JNYSAI127P240000               11.494418                   0                   0                   0
JNYSAI128P14000                18.026202               31593              569510                9354
JNYSAI128P15000                17.968391                   0                   0                   0
JNYSAI128P18200                17.781738               37180              661127               10709
JNYSAI128P18250                17.779144                   0                   0                   0
JNYSAI128P212500                13.63006               18260              248888                2906
JNYSAI128P213500               13.576055               63502              862106                7776
JNYSAI128P214000               13.549841                7668              103898                1458
JNYSAI128P215000               13.495811                2615               35289                 530
JNYSAI128P215500               13.468569                  47                 631                  11
JNYSAI128P216000               13.442611               99318             1335098               18250
JNYSAI128P216450               13.418686                5351               71798                1136
JNYSAI128P216500                13.41597              128424             1722927               13537
JNYSAI128P216700                13.40544                3630               48663                 705
JNYSAI128P217000               13.389522               15282              204621                3328

JNYSAI128P217450               13.363436                 293                3920                  28
JNYSAI128P217500               13.363308               49397              660103                9565
JNYSAI128P217700               13.351764                8101              108160                1496
JNYSAI128P217950               13.339306               24959              332937                5374
JNYSAI128P218000                13.33665               33911              452253                6232
JNYSAI128P218500               13.310326                6425               85519                1414
JNYSAI128P218950               13.286433                 620                8233                 149
JNYSAI128P219000               13.283973              150417             1998139               32768
JNYSAI128P219100               13.277558                3918               52022                 714
JNYSAI128P219200               13.273522                5061               67180                1250
JNYSAI128P219450               13.260337                1304               17288                 328
JNYSAI128P219500               13.257573               17858              236748                4370
JNYSAI128P219600               13.252502               65749              871343               15783
JNYSAI128P219700               13.247432                1799               23833                 423
JNYSAI128P220000               13.231503                9574              126678                2018
JNYSAI128P220200               13.220989               15623              206555                3961
JNYSAI128P220450               13.207602               18996              250887                2859
JNYSAI128P220500               13.205342               44109              582477                7872
JNYSAI128P220700               13.194637               21070              278009                3351
JNYSAI128P220950               13.183096                 255                3363                 264
JNYSAI128P221000               13.178494                4954               65283                 511
JNYSAI128P221200               13.168622                1908               25127                 510
JNYSAI128P221450               13.155764                2424               31884                 565
JNYSAI128P221500               13.152605                 337                4434                 193
JNYSAI128P221600               13.147306                1546               20330                 215
JNYSAI128P221700               13.141934                7945              104418                1135
JNYSAI128P221950               13.129519                8952              117534                2349
JNYSAI128P222000               13.126548               19349              253983                4466
JNYSAI128P222100               13.121197               17125              224706                3073
JNYSAI128P222200               13.115501                3076               40346                 635
JNYSAI128P222500               13.100948               11926              156237                2718
JNYSAI128P222700               13.090968               26732              349949                7680
JNYSAI128P222950               13.078146               28163              368322               27113
JNYSAI128P223000               13.092101                7163               93777                2924
JNYSAI128P223100               13.070884                2952               38579                 551
JNYSAI128P223200               13.064936               25180              328978                8262
JNYSAI128P223450               13.051286                 392                5118                  17
JNYSAI128P223600               13.043524                5430               70823                1357
JNYSAI128P223700               13.039175               30378              396109                8850
JNYSAI128P223950                13.02546                 325                4238                  97
JNYSAI128P224000                13.02342                8797              114563                2554
JNYSAI128P224200               13.011957               11524              149956                2401
JNYSAI128P224450               13.077818               12259              160321                1690
JNYSAI128P224500               12.998122               13218              171812                3483
JNYSAI128P224600               12.992091                5089               66118                1014
JNYSAI128P224700               12.987495               10481              136126                3576
JNYSAI128P225000               12.971873                2778               36034                 363
JNYSAI128P225450               12.949154                3048               39469                 804
JNYSAI128P225600               12.940741                7509               97178                2326
JNYSAI128P225700               12.936424                4729               61178                1240
JNYSAI128P225950               12.923518                2148               27765                 745
JNYSAI128P226100               12.915078                1418               18313                 287

JNYSAI128P226200               12.909979                2053               26507                 515
JNYSAI128P226450               12.897784                2255               29081                1307
JNYSAI128P226500                12.89578                1371               17676                 242
JNYSAI128P226600               12.889411                2794               36019                 260
JNYSAI128P226950                12.87172                3035               39068                1368
JNYSAI128P227200               12.859624               10587              136144                1327
JNYSAI128P227600               12.838714                1091               14001                 310
JNYSAI128P228000               12.819499                1943               24907                 669
JNYSAI128P228100               12.813106                 306                3924                  41
JNYSAI128P228200                12.80908                 243                3112                  88
JNYSAI128P228500               12.797855                   0                   0                   0
JNYSAI128P232000               12.617671                   0                   0                   0
JNYSAI128P232500               12.592499                   0                   0                   0
JNYSAI128P233700               12.532851                   0                   0                   0
JNYSAI128P234450               12.495901                   0                   0                   0
JNYSAI128P235200               12.458679                   0                   0                   0
JNYSAI128P236000               12.419277                   0                   0                   0
JNYSAI128P236200               12.409697                   0                   0                   0
JNYSAI128P236450               12.397221                   0                   0                   0
JNYSAI128P236700               12.384897                   0                   0                  47
JNYSAI128P238200               12.311569                   0                   0                   0
JNYSAI128P246950               11.892708                   0                   0                   0
JNYSAI128P248700               11.812568                   0                   0                   0
JNYSAI129P14000                 18.37699               31405              577138                6345
JNYSAI129P15000                18.317838                   0                   0                   0
JNYSAI129P18200                18.125221               35092              636048                9522
JNYSAI129P18250                18.124906                   0                   0                   0
JNYSAI129P212500               15.286371               10151              155169                1752
JNYSAI129P213500               15.226298               60676              923874                7739
JNYSAI129P214000               15.194968                1885               28644                 358
JNYSAI129P215000               15.135898                2213               33502                 430
JNYSAI129P215500               15.105303                 691               10439                 146
JNYSAI129P216000               15.076357               45075              679567                6737
JNYSAI129P216450               15.049296                3069               46184                 679
JNYSAI129P216500               15.046198              121172             1823182               14036
JNYSAI129P216700               15.034429                2326               34972                 533
JNYSAI129P217000               15.016384                9956              149509                2465
JNYSAI129P217450               15.036539                 142                2133                  32
JNYSAI129P217500               14.986581               79324             1188795               13766
JNYSAI129P217700               14.974704               12242              183321                1801
JNYSAI129P217950               14.985329                4189               62778                 948
JNYSAI129P218000               14.957308               60378              903095               13532
JNYSAI129P218500               14.927801                5869               87615                1259
JNYSAI129P218950               14.901107                 743               11070                 191
JNYSAI129P219000               14.898291              140578             2094372               32270
JNYSAI129P219100                14.89159               17763              264518                2434
JNYSAI129P219200               14.886523                6701               99752                1705
JNYSAI129P219450               14.869052                 185                2750                  62
JNYSAI129P219500                14.86864               11161              165956                2953
JNYSAI129P219600               14.855238               13870              206038                3833
JNYSAI129P219700               14.858405                7222              107311                1876
JNYSAI129P219950               14.841601                 110                1630                  26

JNYSAI129P220000               14.839016               22668              336373                4027
JNYSAI129P220200               14.827646               19262              285604                5203
JNYSAI129P220450                14.81254               15297              226586                2349
JNYSAI129P220500               14.810715               40488              599655                7109
JNYSAI129P220700               14.798035               32378              479135                7012
JNYSAI129P220950                14.79048                  71                1051                 227
JNYSAI129P221000               14.780025                3733               55172                 371
JNYSAI129P221200               14.769171                1016               15006                 288
JNYSAI129P221450                14.75449                2926               43174                 648
JNYSAI129P221500               14.751558                1528               22539                 478
JNYSAI129P221600               14.744985                1492               22007                  67
JNYSAI129P221700               14.739196                6505               95874                1152
JNYSAI129P221950               14.725074                9550              140622                2812
JNYSAI129P222000               14.721738               18937              278792                4597
JNYSAI129P222100               14.715893               20560              302558                3678
JNYSAI129P222200               14.709648                2893               42562                 627
JNYSAI129P222500               14.693003               12653              185912                2581
JNYSAI129P222700               14.681827               16010              235061                4922
JNYSAI129P222950               14.666833               16991              249204                4336
JNYSAI129P223000               14.664388               15495              227229                2737
JNYSAI129P223100               14.658341               14379              210774                3097
JNYSAI129P223200               14.652608               22450              328947                6029
JNYSAI129P223450               14.637344                 966               14143                   7
JNYSAI129P223600               14.628692                5056               73963                1354
JNYSAI129P223700               14.623738               26212              383317                8039
JNYSAI129P223950               14.608389                 314                4593                 101
JNYSAI129P224000               14.606058                8476              123800                2637
JNYSAI129P224200               14.594554               21287              310668                4204
JNYSAI129P224450               14.628611               11674              170774                1744
JNYSAI129P224500               14.577479               18018              262660                3283
JNYSAI129P224600               14.570863                3885               56611                 879
JNYSAI129P224700               14.565656                7743              112782                2971
JNYSAI129P225000               14.545885                2654               38603                 375
JNYSAI129P225450               14.522865                2994               43475                 846
JNYSAI129P225600                14.51345                6768               98227                2474
JNYSAI129P225700                14.50855                3163               45896                 841
JNYSAI129P225950                14.49445                3930               56966                1424
JNYSAI129P226000               14.490405                 227                3288                  16
JNYSAI129P226100               14.484595                1277               18495                 281
JNYSAI129P226200               14.478836                1891               27373                 508
JNYSAI129P226450               14.464756                1805               26113                 645
JNYSAI129P226500               14.461617                1242               17959                 167
JNYSAI129P226600               14.455965                 966               13960                 194
JNYSAI129P226700               14.450388                  73                1061                  18
JNYSAI129P226950                14.43604                2774               40039                 368
JNYSAI129P227200               14.422297                9761              140783                1231
JNYSAI129P227600               14.399018                1275               18358                 484
JNYSAI129P228000               14.375955                   0                   0                  12
JNYSAI129P228100                14.37039                 289                4153                  42
JNYSAI129P228200               14.364558                 240                3443                  93
JNYSAI129P228500               14.349224                   0                   0                   0
JNYSAI129P228600               14.342208                  83                1194                   2

JNYSAI129P231700               14.168307                   0                   0                   0
JNYSAI129P231950               14.153496                   0                   0                   0
JNYSAI129P232000               14.151006                   0                   0                   0
JNYSAI129P232500               14.122925                   0                   0                   0
JNYSAI129P233700               14.056304                   0                   0                   0
JNYSAI129P234450               14.013376                   0                   0                   0
JNYSAI129P235200               13.972951                   0                   0                   0
JNYSAI129P236000               13.928571                   0                   0                   0
JNYSAI129P236200               13.917767                   0                   0                   0
JNYSAI129P238200               13.807835                   0                   0                   0
JNYSAI129P246950               13.337965                   0                   0                   0
JNYSAI129P248700               13.250455                   0                   0                   0
JNYSAI131P14000                14.464973               68045              984263               15397
JNYSAI131P18200                13.954435               27337              381474                6824
JNYSAI131P18250                 13.95176                   0                   0                   0
JNYSAI131P211000               15.461306                2243               34678                 368
JNYSAI131P212500                15.28082                4523               69113                 912
JNYSAI131P213500               15.161352               13997              212209                2558
JNYSAI131P214000                15.10242                9923              149865                2059
JNYSAI131P215000               14.984659                7086              106184                1546
JNYSAI131P215500                14.92913                1128               16844                 251
JNYSAI131P216000               14.867689               10038              149239                2239
JNYSAI131P216450               14.815898                 619                9170                 140
JNYSAI131P216500               14.808952                5113               75721                 701
JNYSAI131P216700               14.786387               30417              449757                8114
JNYSAI131P217000               14.751647                2809               41438                 671
JNYSAI131P217450               14.694959                 315                4634                  11
JNYSAI131P217500               14.693874                7546              110875                1502
JNYSAI131P217700               14.679231                3455               50711                 367
JNYSAI131P217950               14.642023               11175              163626                2956
JNYSAI131P218000               14.636301                2802               41015                 623
JNYSAI131P218200               14.612152                   0                   0                   0
JNYSAI131P218500               14.579423                5352               78032                1467
JNYSAI131P219000               14.522231                 945               13727                 252
JNYSAI131P219100               14.510296                1735               25174                 325
JNYSAI131P219200               14.499553               25774              373712                7305
JNYSAI131P219450               14.471083                2256               32643                 619
JNYSAI131P219500                14.46562                3785               54756                1019
JNYSAI131P219600               14.454186               14645              211681                4030
JNYSAI131P219700               14.442993                1768               25534                 517
JNYSAI131P219950               14.414457                1889               27234                 238
JNYSAI131P220000               14.409015                9736              140288                1515
JNYSAI131P220200               14.386481                9159              131759                2175
JNYSAI131P220450               14.357511                6760               97056                 512
JNYSAI131P220500               14.352701                3201               45944                 741
JNYSAI131P220700               14.331283                 136                1953                  51
JNYSAI131P220950               14.302265                2454               35094                 729
JNYSAI131P221200                14.27346                 616                8799                 181
JNYSAI131P221450               14.245597                2081               29640                 473
JNYSAI131P221500               14.240876                1823               25960                 746
JNYSAI131P221600               14.229245                1699               24169                 293
JNYSAI131P221700               14.217366                2149               30558                 435

JNYSAI131P221950               14.191611                 514                7299                 155
JNYSAI131P222000               14.183947                 606                8599                  57
JNYSAI131P222200               14.162559                2231               31596                 667
JNYSAI131P222450               14.135792                  86                1218                  26
JNYSAI131P222500               14.129286                3883               54865                1264
JNYSAI131P222700               14.107534                3350               47258                1005
JNYSAI131P222950               14.080395               12142              170960                1594
JNYSAI131P223000               14.074365                9678              136217                3370
JNYSAI131P223100               14.063159                2963               41669                 848
JNYSAI131P223200                14.05172                1291               18145                 229
JNYSAI131P223450               14.023422                 104                1462                  84
JNYSAI131P223500               14.018383                 122                1709                   0
JNYSAI131P223700               13.996848               10305              144241                3211
JNYSAI131P224000               13.964168                8195              114436                2437
JNYSAI131P224200               13.941987                7187              100202                1435
JNYSAI131P224500               13.910174               17412              242207                3738
JNYSAI131P224600               13.898226                 195                2712                  14
JNYSAI131P224700               13.887198                2329               32340                 138
JNYSAI131P224950                13.86102                1010               14001                 339
JNYSAI131P225000               13.855105                1684               23326                  29
JNYSAI131P225600               13.789641                1819               25082                 481
JNYSAI131P225700               13.779432                 581                8008                 202
JNYSAI131P226200               13.725012                1962               26926                 642
JNYSAI131P226450                13.69827                 706                9673                 257
JNYSAI131P226500               13.693168                2628               35980                 867
JNYSAI131P226700               13.671373                2259               30885                 932
JNYSAI131P227000               13.639226                1106               15079                 309
JNYSAI131P228000               13.533869                3419               46277                 757
JNYSAI131P228700               13.458659                1021               13746                 379
JNYSAI131P229200               13.406898                   0                   0                   0
JNYSAI131P229500               13.374419                 402                5382                  97
JNYSAI131P232200               13.095448                   0                   0                   0
JNYSAI131P233000               13.013276                   0                   0                   0
JNYSAI131P240000               12.318952                   0                   0                   0
JNYSAI132P14000                15.427118               54074              834206               11261
JNYSAI132P18200                14.701446               36895              542417                9494
JNYSAI132P18250                14.698672                   0                   0                   0
JNYSAI132P211000                18.94146                1292               24467                 254
JNYSAI132P212500               18.720356                5526              103451                1245
JNYSAI132P213500               18.574288               24496              454994                5457
JNYSAI132P214000               18.502583                5971              110486                1624
JNYSAI132P215000               18.357678                5486              100713                1450
JNYSAI132P215500               18.284397                  54                 991                  14
JNYSAI132P216000                18.21409               14271              259931                3364
JNYSAI132P216450                18.14941                 613               11122                 173
JNYSAI132P216500               18.142426               12704              230489                2023
JNYSAI132P216700               18.114619               27246              493552                8747
JNYSAI132P217000               18.072108                5132               92748                1306
JNYSAI132P217450               18.007774                 907               16335                 182
JNYSAI132P217500               18.001364               30964              557400                5968
JNYSAI132P217700               17.972763                2899               52108                 646
JNYSAI132P217950                17.97572                9198              165338                2770

JNYSAI132P218000               17.931005               34066              610836               10244
JNYSAI132P218200               17.903406                 808               14470                 247
JNYSAI132P218500                  17.861                4192               74879                1459
JNYSAI132P218950               18.055493                   0                   0                   0
JNYSAI132P219000                17.79163                7229              128613                1383
JNYSAI132P219100               17.776366                2308               41022                 543
JNYSAI132P219200               17.763357               23663              420330                8033
JNYSAI132P219450               17.727834                 897               15909                 302
JNYSAI132P219500               17.721771                4700               83298                1383
JNYSAI132P219600               17.707966               15933              282143                5703
JNYSAI132P219700               17.693876                6735              119176                2232
JNYSAI132P219950               17.659232                 310                5470                 103
JNYSAI132P220000               17.652342               13510              238487                2274
JNYSAI132P220200               17.624752               14935              263217                3610
JNYSAI132P220450               17.589945                 672               11825                 210
JNYSAI132P220500               17.583007                6364              111903                1704
JNYSAI132P220700               17.553478                 116                2036                  45
JNYSAI132P220950               17.521435                2525               44246                 879
JNYSAI132P221200               17.486291                 775               13547                 272
JNYSAI132P221450               17.450001                 498                8687                 120
JNYSAI132P221500               17.446248                4392               76621                1507
JNYSAI132P221600               17.431594                4876               84992                 688
JNYSAI132P221700               17.417747                2887               50291                 656
JNYSAI132P221950               17.383015                 434                7542                 157
JNYSAI132P222000               17.376913                4638               80587                1070
JNYSAI132P222200                17.34989                1067               18517                 379
JNYSAI132P222450               17.318527                  76                1318                  28
JNYSAI132P222500               17.309124                9215              159511                3556
JNYSAI132P222700               17.283018                2998               51806                1083
JNYSAI132P222950               17.249262               11394              196546                2099
JNYSAI132P223000               17.241183                6818              117543                2833
JNYSAI132P223100               17.228514                2880               49616                 981
JNYSAI132P223200               17.214544                2976               51225                 764
JNYSAI132P223450               17.181059                 188                3228                 287
JNYSAI132P223500               17.173851                 100                1709                   0
JNYSAI132P223700               17.147567               11102              190368                4192
JNYSAI132P224000               17.106713                3654               62503                 916
JNYSAI132P224200               17.080089                7616              130081                1826
JNYSAI132P224450               17.046879                 624               10638                 239
JNYSAI132P224500               17.041025                7844              133662                2010
JNYSAI132P224600               17.026067                 163                2768                  14
JNYSAI132P224700               17.013536                 428                7289                  69
JNYSAI132P224950               16.980917                 920               15615                 370
JNYSAI132P225000               16.972985                1504               25526                  76
JNYSAI132P225450               16.913648                2190               37035                 960
JNYSAI132P225600               16.893855                2862               48347                1056
JNYSAI132P225700               16.880769                4512               76169                1864
JNYSAI132P225950               16.872088                   3                  57                   0
JNYSAI132P226100               16.827606                 488                8203                 128
JNYSAI132P226200                16.81438                1617               27189                 640
JNYSAI132P226450               16.781724                 604               10144                 264
JNYSAI132P226500               16.777463                 241                4048                 100

JNYSAI132P226600               16.761688                1757               29447                 163
JNYSAI132P226700               16.748757                4670               78219                2135
JNYSAI132P226950               16.715773                6268              104771                1970
JNYSAI132P227000               16.709351                 675               11276                 217
JNYSAI132P227200               16.683767                2259               37690                 898
JNYSAI132P228000               16.580167                2299               38125                 964
JNYSAI132P228700               16.488232                 842               13880                 377
JNYSAI132P229200                16.42446                1950               32030                 650
JNYSAI132P230600                16.24447                2473               40165                 223
JNYSAI132P232200               16.043023                   0                   0                   0
JNYSAI132P233000               15.942598                   0                   0                   0
JNYSAI132P233600               15.867006                5563               88265                 204
JNYSAI132P235950               15.578588                   0                   0                   0
JNYSAI132P236200               15.547664                   0                   0                   0
JNYSAI133P14000                10.544625               13261              139830                2427
JNYSAI133P15000                10.510344                   0                   0                   0
JNYSAI133P18200                10.401381               11467              119274                2070
JNYSAI133P18250                10.399656                   0                   0                   0
JNYSAI133P211000               11.295672                1860               21014                 230
JNYSAI133P212500                11.22862                7729               86781                1001
JNYSAI133P213500               11.184726               54980              614935                5410
JNYSAI133P214000                11.16335                3698               41284                 617
JNYSAI133P215000               11.118433                3712               41273                 613
JNYSAI133P215500               11.098119                2508               27830                 395
JNYSAI133P216000                11.07454               49750              550957                5502
JNYSAI133P216450               11.054891                 572                6321                  89
JNYSAI133P216500               11.052322               83832              926539                5243
JNYSAI133P216700               11.038971                2268               25035                 415
JNYSAI133P217000               11.030543                7509               82834                1606
JNYSAI133P217450               11.011498                1844               20308                 351
JNYSAI133P217500                11.00874               76858              846104                6904
JNYSAI133P217700               10.999991               15567              171235                2528
JNYSAI133P217950               10.989482                2742               30128                 497
JNYSAI133P218000               10.986481               18528              203562                3015
JNYSAI133P218500               10.965564               17777              194939                3013
JNYSAI133P218950               10.945961                4110               44988                 851
JNYSAI133P219000               10.943944               34664              379359                4371
JNYSAI133P219100               10.938953                1071               11717                 197
JNYSAI133P219200               10.935247                9662              105652                2009
JNYSAI133P219450               10.923505                 203                2221                  86
JNYSAI133P219500               10.921934                7303               79760                1158
JNYSAI133P219600               10.927324                4000               43712                 681
JNYSAI133P219700               10.917935                 495                5407                 227
JNYSAI133P220000               10.900407               26159              285141                4080
JNYSAI133P220200               10.891917               32828              357558                6567
JNYSAI133P220450               10.880841               14381              156475                1920
JNYSAI133P220500               10.878794               26422              287443                2751
JNYSAI133P220700               10.870037               69234              752571               12521
JNYSAI133P220950               10.859758                 743                8065                 372
JNYSAI133P221000               10.856996               16309              177067                 835
JNYSAI133P221200               10.848902                1005               10899                 223
JNYSAI133P221450               10.837074                 693                7510                  98

JNYSAI133P221500               10.835614                 520                5633                  49
JNYSAI133P221600               10.831231                3379               36599                 602
JNYSAI133P221700               10.827011                5293               57309                 606
JNYSAI133P221950               10.816659                6828               73854                1740
JNYSAI133P222000                10.81417               18152              196299                3528
JNYSAI133P222100               10.809858                4062               43911                 505
JNYSAI133P222200               10.805662                 403                4355                   6
JNYSAI133P222450               10.798698                  98                1059                  24
JNYSAI133P222500               10.792765                1624               17528                 290
JNYSAI133P222700               10.784852               25276              272600                6064
JNYSAI133P222950               10.774122               20020              215698                3797
JNYSAI133P223000               10.771935               13175              141922                1789
JNYSAI133P223100               10.767127                3027               32597                 269
JNYSAI133P223200               10.763402               17644              189908                3891
JNYSAI133P223450               10.750265                 301                3241                 155
JNYSAI133P223600               10.745894                 687                7382                  31
JNYSAI133P223700                10.74222               38726              416007                9501
JNYSAI133P224000               10.729039                1856               19916                 478
JNYSAI133P224200                10.71955               24841              266283                3286
JNYSAI133P224450               10.757433               10286              110651                 896
JNYSAI133P224600               10.703435                1849               19786                 159
JNYSAI133P224700               10.699614                8739               93508                2717
JNYSAI133P224950               10.689067                3078               32903                 824
JNYSAI133P225000               10.688895                3276               35019                 355
JNYSAI133P225600               10.661333                 383                4083                  15
JNYSAI133P225700               10.657453                4803               51186                1038
JNYSAI133P226000               10.644251                 707                7524                  38
JNYSAI133P226100               10.639948                1572               16731                 265
JNYSAI133P226500               10.623651                1608               17079                 330
JNYSAI133P226700               10.614726                3291               34930                  23
JNYSAI133P226950               10.603953                3585               38010                 342
JNYSAI133P227200               10.594263               14126              149659                1357
JNYSAI133P228000                10.56302                   0                   0                   3
JNYSAI133P228200               10.552235                 880                9284                 302
JNYSAI133P228600               10.535178                3047               32105                 299
JNYSAI133P229200               10.510194                 963               10126                 288
JNYSAI133P231950               10.397001                   0                   0                   0
JNYSAI133P234450               10.293598                   0                   0                   0
JNYSAI133P236200               10.223683                   0                   0                   0
JNYSAI133P238200               10.143772                   0                   0                   0
JNYSAI133P246950                 9.79773                   0                   0                   0
JNYSAI133P248700                9.737596                   0                   0                   0
JNYSAI136P14000                10.318812              184196             1900686               28456
JNYSAI136P18200                10.264942              228228             2342748               35538
JNYSAI136P211000               13.431707                2423               32548                 353
JNYSAI136P212500               13.274793               11022              146315                1728
JNYSAI136P213500               13.171184               24498              322674                2598
JNYSAI136P214000               13.119694               42641              559443                8042
JNYSAI136P215000               13.017304                7993              104049                1532
JNYSAI136P215500               12.966362                2547               33029                 470
JNYSAI136P216000               12.915688               17877              230896                2676
JNYSAI136P216450               12.870562                1222               15731                 229

JNYSAI136P216500                12.86522               94708             1218439                9802
JNYSAI136P216700               12.845053               11367              146005                2900
JNYSAI136P217000               12.814906               24614              315423                5213
JNYSAI136P217450               12.769809                7603               97087                1482
JNYSAI136P217500               12.764796               81688             1042725               12912
JNYSAI136P217700               12.744801                9260              118021               13176
JNYSAI136P217950               12.719866               21192              269557                7762
JNYSAI136P218000               12.714892                7695               97840                1501
JNYSAI136P218200               12.694978                7695               97685                1807
JNYSAI136P218500               12.665162                9714              123033                1863
JNYSAI136P218950               12.595832                   0                   0                   4
JNYSAI136P219000               12.607117                 210                2644                  39
JNYSAI136P219100               12.598865                4588               57800                 793
JNYSAI136P219200               12.595885               10696              134723                4837
JNYSAI136P219450               12.571231                2939               36946                2791
JNYSAI136P219500               12.566308                7008               88060                1112
JNYSAI136P219600               12.556486               33563              421428               15330
JNYSAI136P219700               12.546626                6827               85653                1743
JNYSAI136P219950               12.522619                 621                7774                 142
JNYSAI136P220000               12.517185               13127              164312                2235
JNYSAI136P220200               12.497581               22477              280909                4099
JNYSAI136P220450               12.473119               11036              137657                2909
JNYSAI136P220500               12.468244                7958               99217                1136
JNYSAI136P220700                12.44195                 712                8855                 151
JNYSAI136P220950               12.424363                4978               61854                6881
JNYSAI136P221200               12.400041                6866               85139                1726
JNYSAI136P221450               12.375773                4599               56914                1569
JNYSAI136P221500               12.370933                9815              121421                2430
JNYSAI136P221600               12.354362                4201               51904                 815
JNYSAI136P221700               12.344483                6524               80535                 578
JNYSAI136P221950               12.325175                 172                2118                  47
JNYSAI136P222000               12.315587                 366                4504                 117
JNYSAI136P222100               12.305758                3005               36980                  28
JNYSAI136P222200               12.305468                 309                3801                  53
JNYSAI136P222450               12.279272                 963               11831                 264
JNYSAI136P222500               12.274588                3003               36856                 452
JNYSAI136P222700               12.255549                1799               22046                 247
JNYSAI136P222950               12.231155                3448               42168                1236
JNYSAI136P223000               12.226385               16554              202399                5506
JNYSAI136P223100               12.210108                5615               68564                1031
JNYSAI136P223200               12.207239                1599               19521                 792
JNYSAI136P223450               12.183345                 161                1968                 719
JNYSAI136P223500               12.178552                3422               41676                 973
JNYSAI136P223700               12.159506                9918              120596                2712
JNYSAI136P224000               12.130963                4471               54234                1263
JNYSAI136P224200               12.103887                 937               11335                 191
JNYSAI136P224500               12.083542                5983               72292                2377
JNYSAI136P224600               12.069696                 141                1698                  28
JNYSAI136P224700               12.064612                1490               17974                 593
JNYSAI136P225000               12.029575                 529                6360                 142
JNYSAI136P225600               11.973195                 196                2345                   2
JNYSAI136P225700               11.969229                  89                1066                  34

JNYSAI136P225950               11.940157                 230                2749                  36
JNYSAI136P226450               11.893779                6624               78788                2148
JNYSAI136P226500               11.895626                   0                   0                 392
JNYSAI136P226700                  11.868                1111               13188                  37
JNYSAI136P226950               11.847131                   0                   0                   5
JNYSAI136P227000               11.842418                1130               13388                 320
JNYSAI136P228000                11.75665                4439               52187                 914
JNYSAI136P228100               11.740803                3543               41596                 852
JNYSAI136P229200               11.640087                 753                8759                 250
JNYSAI136P229500               11.612489                 451                5232                  95
JNYSAI136P229950               11.571785                 452                5228                 104
JNYSAI147P14000                13.478231               20192              272151                5499
JNYSAI147P15000                13.434032                   0                   0                   0
JNYSAI147P18200                13.293596                6753               89775                1850
JNYSAI147P18250                13.292549                   0                   0                   0
JNYSAI147P212500               13.160609                7753              102028                1439
JNYSAI147P213500               13.116119               44173              579376                5611
JNYSAI147P214000               13.103929               74919              981728               13809
JNYSAI147P215000               13.048625               17162              223935                3386
JNYSAI147P215500                13.02603                7224               94095                1435
JNYSAI147P216000               13.003914               57260              744602               10604
JNYSAI147P216450               12.983618                 426                5526                 100
JNYSAI147P216500               12.981603               26796              347856                3387
JNYSAI147P216700               12.972662               28336              367589                5966
JNYSAI147P217000               12.959298               57678              747469               12214
JNYSAI147P217450               12.939087                4994               64620                1170
JNYSAI147P217500               12.936968              109123             1411724               16913
JNYSAI147P217700               12.927768               17696              228766                3030
JNYSAI147P217950               12.916974              116413             1503703               24174
JNYSAI147P218000               12.925569               27786              359144                5832
JNYSAI147P218500               12.892472               10042              129467                1973
JNYSAI147P218950               12.872562                2182               28090                 466
JNYSAI147P219000               12.870284               44902              577900                3858
JNYSAI147P219100               12.865017               12352              158906                1883
JNYSAI147P219200               12.861505              116401             1497091               26576
JNYSAI147P219450               12.850558                 431                5533                  92
JNYSAI147P219500               12.848039               31633              406418                7761
JNYSAI147P219600               12.843776              241435             3100941               58251
JNYSAI147P219700                12.82104                7126               91365                2754
JNYSAI147P219950               12.828192                 866               11105                 225
JNYSAI147P220000               12.826172               41694              534776                7122
JNYSAI147P220200               12.817358              119591             1532839               22669
JNYSAI147P220450               12.805354               70651              904710               17098
JNYSAI147P220500               12.804086               23638              302660                5030
JNYSAI147P220700               12.794421               17389              222478                1776
JNYSAI147P220950               12.784416                3644               46589                1183
JNYSAI147P221000               12.781947                3261               41688                 820
JNYSAI147P221200               12.773042               25204              321935                6596
JNYSAI147P221450               12.758597                 883               11271                 153
JNYSAI147P221500               12.760107               25171              321188                6379
JNYSAI147P221600               12.754947               32764              417902                5463
JNYSAI147P221700               12.750597                6736               85883                 973

JNYSAI147P221950               12.739075                  58                 733                  11
JNYSAI147P222000               12.737571                3733               47553                1272
JNYSAI147P222100               12.732959                2879               36654                 211
JNYSAI147P222200               12.729424                2515               32013                 737
JNYSAI147P222450               12.718421                2515               31982                 730
JNYSAI147P222500               12.715967                6820               86722                2664
JNYSAI147P222700               12.707552               17925              227782                4857
JNYSAI147P222950               12.696247                4875               61899                4719
JNYSAI147P223000               12.692952               16732              212378                5834
JNYSAI147P223100               12.689964                9329              118389                1773
JNYSAI147P223200               12.685266               10319              130898                1773
JNYSAI147P223450               12.673705                 395                5001                 111
JNYSAI147P223500               12.672625                1422               18022                 391
JNYSAI147P223600               12.668981                  36                 454                   9
JNYSAI147P223700               12.663457                6678               84564                2012
JNYSAI147P223950               12.652558                6464               81791                1986
JNYSAI147P224000               12.650459                5410               68434                1588
JNYSAI147P224200               12.641665               27747              350771                4850
JNYSAI147P224450               12.630317                 661                8342                  87
JNYSAI147P224500               12.629085               14677              185362               10214
JNYSAI147P224600               12.623926                1020               12882                 267
JNYSAI147P224700               12.620029                3723               46989                1168
JNYSAI147P224950               12.609275                2443               30802                 785
JNYSAI147P225000               12.607137                1248               15735                  85
JNYSAI147P225450               12.587771                1140               14348                 711
JNYSAI147P225600               12.579324                 333                4188                 221
JNYSAI147P225700               12.576881                 997               12537                 335
JNYSAI147P225950               12.566073                 641                8058                 227
JNYSAI147P226100               12.558973                 124                1558                   8
JNYSAI147P226450               12.544182                5766               72330                1974
JNYSAI147P226500               12.541603                 729                9148                 166
JNYSAI147P226700               12.533225                3457               43332                 730
JNYSAI147P226950               12.525106                  77                 970                  25
JNYSAI147P227200               12.512216                1815               22712                 529
JNYSAI147P227500               12.499252                   0                   0                   0
JNYSAI147P227600               12.494096                 336                4198                 123
JNYSAI147P228000                12.47694                3277               40883                 637
JNYSAI147P228100               12.476506                  57                 708                  13
JNYSAI147P228200               12.468649                 746                9304                 272
JNYSAI147P228500               12.456141                   0                   0                   0
JNYSAI147P229200               12.425341                 712                8841                 249
JNYSAI147P230500               12.370485                   0                   0                   0
JNYSAI147P231000               12.349117                   0                   0                   0
JNYSAI147P231500               12.328151                   0                   0                   0
JNYSAI147P231700               12.319685                   0                   0                   0
JNYSAI147P232200               12.298032                   0                   0                   0
JNYSAI147P233000               12.264486                   0                   0                   0
JNYSAI147P234000               12.222563                   0                   0                   0
JNYSAI147P234700               12.192955                   0                   0                   0
JNYSAI147P235200               12.172319                   0                   0                   0
JNYSAI147P236450               12.119646                   0                   0                   0
JNYSAI147P237200               12.089088                   0                   0                   0

JNYSAI148P14000                 8.674695               58999              511798                7318
JNYSAI148P18200                 9.363511               45336              424507                7980
JNYSAI148P18250                 9.361778                   0                   0                   0
JNYSAI148P212500                8.449837               14736              124516                1391
JNYSAI148P213500                 8.40337                4668               39227                 262
JNYSAI148P214000                8.378735               16109              134972                1522
JNYSAI148P215000                8.330885                 738                6148                 123
JNYSAI148P216000                 8.29936                2295               19046                  12
JNYSAI148P216500                8.260176                3290               27174                 271
JNYSAI148P217000                8.236819                2955               24338                 401
JNYSAI148P217500                8.213968               29981              246263                3995
JNYSAI148P217700                8.204355                1052                8630                 120
JNYSAI148P217950                8.192912                2014               16497                 264
JNYSAI148P218000                8.190368                1211                9916                 166
JNYSAI148P218500                8.167928                1273               10398                 179
JNYSAI148P219000                8.143995                 805                6555                 137
JNYSAI148P219200                8.135058                1475               12001                 213
JNYSAI148P219500                8.121042                4784               38847                 507
JNYSAI148P219600                8.115475                3041               24677                 413
JNYSAI148P219700                8.112187                2336               18953                 363
JNYSAI148P220000                8.098478                2730               22111                 287
JNYSAI148P220200                8.088675               12567              101649                 929
JNYSAI148P220450                8.077225               18290              147736                 339
JNYSAI148P220500                8.074928                2374               19169                 142
JNYSAI148P220700                8.068648                  50                 403                   5
JNYSAI148P221450                8.031807                 332                2669                  53
JNYSAI148P221600                8.024563                2749               22058                 257
JNYSAI148P221950                 8.00583                 202                1615                  21
JNYSAI148P222500                  7.9839                2385               19043                 162
JNYSAI148P222950                 7.96354                 725                5770                  59
JNYSAI148P223000                 7.96183                4998               39793                 694
JNYSAI148P223100                7.956781                2487               19792                 104
JNYSAI148P223200                 7.95252                 663                5271                 113
JNYSAI148P223950                7.919163                 690                5467                 121
JNYSAI148P224200                7.907283                 729                5762                  80
JNYSAI148P225000                 7.87188                   0                   0                   0
JNYSAI148P226500                7.819059                 788                6165                 150
JNYSAI148P228000                7.739433                4094               31683                 840
JNYSAI148P232200                7.557339                   0                   0                   0
JNYSAI149P14000                13.648401              189127             2581275               36456
JNYSAI149P18200                11.667399              173576             2025175               35478
JNYSAI149P18250                11.665206                   0                   0                   0
JNYSAI149P211000               14.074598                8298              116793                1227
JNYSAI149P212500               13.955657               24287              338938                4085
JNYSAI149P213500               13.876443              451049             6258957               56375
JNYSAI149P214000                 13.8373               25139              347857                4936
JNYSAI149P215000                13.75955               10412              143263                2071
JNYSAI149P215500               13.720454                3431               47076                1196
JNYSAI149P216000               13.681629               58758              803900               10123
JNYSAI149P216450               13.646782                1451               19797                 285
JNYSAI149P216500               13.642547               61814              843297                5884
JNYSAI149P216700                13.62748               12620              171974                3182

JNYSAI149P217000               13.604345               12531              170480                2856
JNYSAI149P217450               13.569194                 855               11596                 194
JNYSAI149P217500                13.56582               18930              256797                3787
JNYSAI149P217700                13.19611               19706              260046                4892
JNYSAI149P217950               13.531377               22204              300457                4852
JNYSAI149P218000               13.527466               53889              728979               12233
JNYSAI149P218200               13.511651                 489                6604                 122
JNYSAI149P218500               13.489248               31420              423829                5857
JNYSAI149P218950               13.481995                   0                   0                   2
JNYSAI149P219000               13.450674               10884              146397                 465
JNYSAI149P219100                13.44275                4103               55155                 292
JNYSAI149P219200               13.435772               12570              168890                2993
JNYSAI149P219450                13.41658                 966               12961                 419
JNYSAI149P219500               13.412988               27410              367653                3883
JNYSAI149P219600               13.402353               48572              650979               13118
JNYSAI149P219700                13.39814                2556               34251                 669
JNYSAI149P219950               13.378154                1702               22774                 436
JNYSAI149P220000               13.375027               23753              317699                4826
JNYSAI149P220200                13.35993               43563              581993                9046
JNYSAI149P220450                13.33867                5678               75742                1313
JNYSAI149P220500               13.337116               13565              180916                2489
JNYSAI149P220700               13.321676                 787               10486                 233
JNYSAI149P220950               13.303285                5412               71992                1438
JNYSAI149P221000               13.298654                4783               63612                 815
JNYSAI149P221200               13.284158                 742                9856                 369
JNYSAI149P221450               13.265553                2726               36156                 756
JNYSAI149P221500               13.261694                9863              130800                1528
JNYSAI149P221600               13.261208                4077               54068                 201
JNYSAI149P221700               13.246211                1482               19637                 286
JNYSAI149P221950               13.227972                 915               12109                 256
JNYSAI149P222000               13.223486                4434               58636                 997
JNYSAI149P222100               13.216164                   0                   0                   0
JNYSAI149P222200               13.209214                4332               57223                1176
JNYSAI149P222450               13.190353                 406                5358                  82
JNYSAI149P222500               13.186543               48510              639676               12443
JNYSAI149P222700               13.171195               16895              222523                5140
JNYSAI149P222950               13.153304               15731              206920                3521
JNYSAI149P223000                13.14962               11091              145837                4471
JNYSAI149P223100               13.142002                1351               17755                 381
JNYSAI149P223200               13.152751                4837               63617                 934
JNYSAI149P223450               13.115771                 525                6879                 742
JNYSAI149P223700               13.097539               22440              293913                6136
JNYSAI149P223950               13.079056                2495               32639                 752
JNYSAI149P224000               13.074887                4484               58633                1026
JNYSAI149P224200               13.060206                5558               72584                1032
JNYSAI149P224450               13.041175                2245               29278                 423
JNYSAI149P224500               13.038183               10348              134917                2698
JNYSAI149P224600               13.030091                 426                5555                  29
JNYSAI149P224700               13.023594                1469               19136                 504
JNYSAI149P224950               13.004924                1104               14355                 345
JNYSAI149P225000               13.000996                 309                4024                  90
JNYSAI149P225200               12.985838                 779               10114                 169

JNYSAI149P225500               12.963696                1484               19234                  59
JNYSAI149P225600               12.956584                3298               42735                 903
JNYSAI149P225700               12.949373                 516                6685                 169
JNYSAI149P226200               12.912573                 547                7065                 172
JNYSAI149P226500               12.890464                 488                6296                 242
JNYSAI149P226600               12.883136                2293               29545                 163
JNYSAI149P226700               12.875954                2484               31983                 139
JNYSAI149P226950               12.857618                 833               10707                 125
JNYSAI149P227000               12.854399                   0                   0                   0
JNYSAI149P227200               12.839355                 571                7333                 233
JNYSAI149P228000               12.782361               10366              132499                1530
JNYSAI149P229200               12.695142                   0                   0                   0
JNYSAI149P229500               12.673049                2685               34021                 429
JNYSAI149P229700               12.658673                 795               10063                 129
JNYSAI149P229950               12.640688                 468                5911                 167
JNYSAI149P231000               12.566428                   0                   0                   0
JNYSAI149P231200               12.552094                   0                   0                   0
JNYSAI149P231700               12.516685                   0                   0                   0
JNYSAI149P232200                12.48125                 768                9583                  59
JNYSAI149P233700               12.375492                   0                   0                   0
JNYSAI149P234700                12.30542                   0                   0                   0
JNYSAI149P235200               12.270832                   0                   0                   0
JNYSAI149P235950               12.218913                   0                   0                   0
JNYSAI150P14000                11.509214              205645             2366814               34546
JNYSAI150P18200                11.483512              104252             1197182               22057
JNYSAI150P18250                11.481392                   0                   0                   0
JNYSAI150P212500               11.161868               12335              137680                1530
JNYSAI150P213500               11.098337               11874              131786                1345
JNYSAI150P214000               11.067136               30127              333421                3524
JNYSAI150P215000               11.004815                3242               35683                 490
JNYSAI150P215500               10.974158                 265                2913                 116
JNYSAI150P216000               10.942572                8344               91305                1121
JNYSAI150P216500               10.911599                4407               48093                 585
JNYSAI150P216700               10.899248                3274               35688                1071
JNYSAI150P217000                10.88061                6746               73396                1025
JNYSAI150P217450                 10.8524                 135                1468                  24
JNYSAI150P217500               10.849959               46520              504740                6514
JNYSAI150P217700               10.837433               14751              159862                2120
JNYSAI150P217950                10.82241               27955              302535                5564
JNYSAI150P218000               10.819249                1964               21246                 474
JNYSAI150P218200               10.806839                   0                   0                  53
JNYSAI150P218500               10.788884               16965              183033                3206
JNYSAI150P218950               10.676045                   0                   0                   2
JNYSAI150P219000               10.758063               11545              124197                 904
JNYSAI150P219100               10.751454                1166               12533                 203
JNYSAI150P219200               10.745927               12434              133616                2344
JNYSAI150P219450                10.73061                 583                6254                 132
JNYSAI150P219500               10.727778                2923               31362                 579
JNYSAI150P219600               10.720406               24752              265352                6207
JNYSAI150P219700               10.715358                9780              104801                1604
JNYSAI150P220000               10.696689               11002              117689                 965
JNYSAI150P220200               10.685171               13637              145718                2156

JNYSAI150P220450               10.669747                3194               34076                 683
JNYSAI150P220500               10.666936                7655               81661                1124
JNYSAI150P220700               10.654737                4725               50339                 949
JNYSAI150P220950               10.639902                2381               25338                 500
JNYSAI150P221200               10.628065                1100               11687                 233
JNYSAI150P221450                10.60978                6526               69240                1352
JNYSAI150P221500               10.611679                  99                1052                  22
JNYSAI150P221600               10.586648                4122               43633                 693
JNYSAI150P221700               10.594247               15165              160661                1580
JNYSAI150P221950               10.580874                4228               44733                 570
JNYSAI150P222000               10.576147                2515               26601                 275
JNYSAI150P222100               10.570068                5792               61219                 534
JNYSAI150P222450               10.549239                1152               12152                  54
JNYSAI150P222500               10.546911                2194               23139                 295
JNYSAI150P222700               10.535148                 784                8261                 165
JNYSAI150P222950               10.526758                7769               81783                1416
JNYSAI150P223000               10.517828               18135              190736                3672
JNYSAI150P223100               10.510381                2343               24626                 175
JNYSAI150P223200               10.505005               18461              193932                4194
JNYSAI150P223450               10.483922                8011               83988                 848
JNYSAI150P223500               10.487252                4576               47993                1026
JNYSAI150P223700               10.474998                7283               76289                1713
JNYSAI150P224000               10.456937               11342              118601                1510
JNYSAI150P224200               10.445178                8108               84687                1866
JNYSAI150P224500               10.428121                2259               23559                 724
JNYSAI150P224950               10.401214                1602               16658                 393
JNYSAI150P225000               10.398043                 198                2063                  46
JNYSAI150P225600               10.362636               38129              395119                7049
JNYSAI150P225700               10.357821                 119                1228                  30
JNYSAI150P226500                10.30981                 989               10200                 178
JNYSAI150P226600               10.303913                 488                5032                  69
JNYSAI150P227000               10.280594                 597                6137                  62
JNYSAI150P227200                 10.2696                3856               39599                1025
JNYSAI150P228000               10.223321                5550               56742                1510
JNYSAI150P228600               10.187857                 631                6431                  13
JNYSAI150P229950               10.110129                1100               11124                 213
JNYSAI150P231950                9.996747                   0                   0                   0
JNYSAI150P240000                9.550912                   0                   0                   0
JNYSAI173P14000                12.716778               87841             1117054               15979
JNYSAI173P18200                 12.32333               83583             1030016               16883
JNYSAI173P18250                12.320926                   0                   0                   0
JNYSAI173P211000               12.895425                4026               51923                 515
JNYSAI173P212500               12.805605               13484              172671                1846
JNYSAI173P213500               12.746702               25117              320165                3101
JNYSAI173P214000               12.716174               14459              183861                2392
JNYSAI173P215000               12.657105                8478              107310                1461
JNYSAI173P215500               12.626159                1131               14279                 199
JNYSAI173P216000               12.598203               20973              264228                3245
JNYSAI173P216450               12.571345                1429               17966                 267
JNYSAI173P216500               12.570068               13416              168642                1142
JNYSAI173P216700               12.557169               14821              186110                2943
JNYSAI173P217000                12.53957                4773               59847                 717

JNYSAI173P217450               12.515226                4184               52362                 843
JNYSAI173P217500               12.510303               34906              436690                4762
JNYSAI173P217700               12.205452                8805              107471                1342
JNYSAI173P217950               12.484091               19079              238182                3819
JNYSAI173P218000               12.493584                3131               39123                 346
JNYSAI173P218200                12.46955                1552               19354                 318
JNYSAI173P218500               12.452154               13805              171899                2057
JNYSAI173P219000               12.423777                1937               24066                 398
JNYSAI173P219100               12.416709                7318               90871                 717
JNYSAI173P219200               12.411438               10613              131726                1431
JNYSAI173P219450               12.396551                  31                 387                 172
JNYSAI173P219500               12.394138                5333               66098                1155
JNYSAI173P219600               12.388478               29729              368295                4420
JNYSAI173P219700               12.381493                 517                6401                 117
JNYSAI173P219950               12.367601                3913               48389                 291
JNYSAI173P220000               12.365022               22598              279429                2661
JNYSAI173P220200               12.353754               14390              177771                2650
JNYSAI173P220450               12.336034                2630               32444                 589
JNYSAI173P220500               12.336457                7420               91540                1022
JNYSAI173P220700               12.324341                3391               41790                 132
JNYSAI173P220950                12.31052                1365               16808                 319
JNYSAI173P221200               12.295897                3129               38472                1011
JNYSAI173P221450               12.281649                1125               13820                 228
JNYSAI173P221500               12.278909                1134               13918                 376
JNYSAI173P221600               12.272618               10741              131816                1131
JNYSAI173P221700               12.266849                1860               22819                 348
JNYSAI173P221950                12.25371                1686               20665                 424
JNYSAI173P222000                12.24967                5376               65857                 808
JNYSAI173P222200               12.238776                1598               19563                 386
JNYSAI173P222450               12.224465                 221                2705                  55
JNYSAI173P222500               12.221254                7139               87246                1240
JNYSAI173P222700               12.210462                4335               52934                 998
JNYSAI173P222950               12.191388               24904              303612                4086
JNYSAI173P223000               12.193307                7088               86429                2463
JNYSAI173P223100               12.186954               10156              123767                1204
JNYSAI173P223200               12.181856                2982               36328                 989
JNYSAI173P223450               12.167007                 145                1759                  40
JNYSAI173P223500               12.164221                 140                1708                   0
JNYSAI173P223700               12.153263               19863              241403                5062
JNYSAI173P223950               12.139229                1924               23357                 530
JNYSAI173P224000               12.136278                9479              115042                2008
JNYSAI173P224200               12.124593               10771              130588                1777
JNYSAI173P224500               12.108255               17298              209452                3804
JNYSAI173P225000               12.079808                 120                1447                  18
JNYSAI173P225600               12.045628               14644              176402                1489
JNYSAI173P225700               12.040559                1177               14174                 332
JNYSAI173P225950               12.025876                2250               27055                 211
JNYSAI173P226450               11.998141                1765               21176                 500
JNYSAI173P226500               11.978542                 108                1296                  19
JNYSAI173P226600               11.989393                2493               29891                 162
JNYSAI173P226700               11.982453                1169               14008                  94
JNYSAI173P227000               11.967087                1096               13120                 283

JNYSAI173P227600               11.933511                1631               19461                 359
JNYSAI173P228000               11.912171                 359                4274                  22
JNYSAI173P228100                 11.9057                3167               37708                 666
JNYSAI173P230600                11.76756                3524               41473                 227
JNYSAI173P231000               11.746484                   0                   0                   0
JNYSAI173P231200               11.735267                   0                   0                   0
JNYSAI173P233000                  11.637                   0                   0                   0
JNYSAI174P14000                 8.970924               26009              233329                2790
JNYSAI174P18200                 8.718352               36682              319809                5603
JNYSAI174P18250                 8.716741                   0                   0                   0
JNYSAI174P212500                 8.89484                4189               37264                 430
JNYSAI174P213500                8.853457               13853              122646                1331
JNYSAI174P214000                8.851282                8523               75443                 984
JNYSAI174P215000                8.791673                9542               83890                1208
JNYSAI174P216000                8.750592                6621               57941                 829
JNYSAI174P216450                8.729534                 195                1703                  15
JNYSAI174P216500                8.730082                1428               12469                 100
JNYSAI174P216700                8.721381                2858               24928                 424
JNYSAI174P217000                8.709831                2017               17571                 279
JNYSAI174P217450                8.718966                  72                 624                   7
JNYSAI174P217500                8.689878                8985               78078                1271
JNYSAI174P217700                8.681523                4053               35190                 170
JNYSAI174P217950                8.671487                2824               24487                 410
JNYSAI174P218000                8.669068                 748                6484                   4
JNYSAI174P218200                8.661251                1466               12699                 216
JNYSAI174P218500                8.649317                2212               19131                 338
JNYSAI174P219000                8.628895                5635               48625                 856
JNYSAI174P219100                8.624878                 378                3257                  20
JNYSAI174P219200                8.620824                6187               53337                 973
JNYSAI174P219450                8.610922                   0                   0                   0
JNYSAI174P219500                8.608742                2263               19486                 362
JNYSAI174P219600                8.605995                4337               37322                 435
JNYSAI174P219950                8.590729                5507               47313                 804
JNYSAI174P220000                8.588988                1002                8609                 163
JNYSAI174P220200                8.580818                4754               40791                 749
JNYSAI174P220500                8.568886                3579               30665                 185
JNYSAI174P220700                8.560409                 525                4492                  56
JNYSAI174P220950                8.551119                 870                7438                 146
JNYSAI174P221450                8.531234                 837                7144                 144
JNYSAI174P221600                  8.5246                 401                3422                  46
JNYSAI174P221950                8.509267                 193                1639                  22
JNYSAI174P222200                8.500714                1525               12965                 269
JNYSAI174P222700                 8.48156                6700               56826                1206
JNYSAI174P222950                8.471187                6299               53363                 892
JNYSAI174P223000                8.463783                1467               12415                 776
JNYSAI174P223100                 8.46508                2627               22237                 187
JNYSAI174P223200                8.461322                1255               10623                 260
JNYSAI174P224000                8.429586                1425               12012                 172
JNYSAI174P224500                8.410407               12321              103626                1463
JNYSAI174P224700                  8.4024                3706               31138                 720
JNYSAI174P225600                8.366864                4927               41225                 147
JNYSAI174P227200                8.304632                 967                8033                  36

JNYSAI174P228000                8.287993                  36                 295                   8
JNYSAI174P229200                8.227882                   0                   0                   0
JNYSAI174P229450                8.217958                1377               11316                 333
JNYSAI175P14000                17.645266               31011              547197                6699
JNYSAI175P15000                17.587965                   0                   0                   0
JNYSAI175P18200                17.405675               14127              245884                3843
JNYSAI175P18250                 17.40274                   0                   0                   0
JNYSAI175P212500               16.983544               15628              265411                3108
JNYSAI175P213500               16.924876               48050              813247                7005
JNYSAI175P214000               16.903528               26759              452317                5613
JNYSAI175P215000               16.838037               15463              260373                3717
JNYSAI175P215500               16.809078                3634               61090                 826
JNYSAI175P216000               16.780422               77451             1299660               16253
JNYSAI175P216450               16.753976                 436                7308                 111
JNYSAI175P216500               16.751374               26468              443376                4422
JNYSAI175P216700               16.739474               13092              219148                3974
JNYSAI175P217000               16.722369               57134              955411               14219
JNYSAI175P217450               16.696253                6691              111718                1762
JNYSAI175P217500               16.693799               97721             1631327               17920
JNYSAI175P217700               16.682109               16743              279303                4155
JNYSAI175P217950               16.667941               22650              377522                6937
JNYSAI175P218000               16.682224               17113              285491                3875
JNYSAI175P218500               16.636678               11526              191762                2948
JNYSAI175P218950               16.610708                1688               28044                 500
JNYSAI175P219000               16.607914               38279              635731                4835
JNYSAI175P219100               16.601147               10381              172329                2055
JNYSAI175P219200               16.596416               45879              761427               15448
JNYSAI175P219450               16.582316                4985               82658                1044
JNYSAI175P219500               16.578934               28233              468073                7499
JNYSAI175P219600               16.573806               66121             1095873               17018
JNYSAI175P219700               16.445912                6231              102467                1572
JNYSAI175P219950               16.553949                2265               37489                 689
JNYSAI175P220000               16.550723               46001              761350                8940
JNYSAI175P220200               16.539788               49768              823152               12232
JNYSAI175P220450               16.524669               44370              733199               11441
JNYSAI175P220500               16.522299               22917              378642                5088
JNYSAI175P220700               16.540876                6434              106427                 826
JNYSAI175P220950               16.496974                3866               63784                1287
JNYSAI175P221000               16.493795                5177               85382                1327
JNYSAI175P221200               16.482105               21001              346146                6772
JNYSAI175P221450               16.466069                1087               17891                 509
JNYSAI175P221500               16.465507               20644              339911                6490
JNYSAI175P221600                16.45887               16493              271461                3159
JNYSAI175P221700               16.453293               12695              208873                1807
JNYSAI175P221950               16.594408                4888               81110                1061
JNYSAI175P222000               16.436465                5528               90864                1543
JNYSAI175P222100               16.430767                5206               85547                 595
JNYSAI175P222200               16.425954                1370               22507                 501
JNYSAI175P222450               16.411796                5822               95542                1727
JNYSAI175P222500               16.408567               18264              299682                6060
JNYSAI175P222700               16.397715               22997              377106                5266
JNYSAI175P222950               16.383765               10658              174616                3074

JNYSAI175P223000               16.380972               15063              246739                4157
JNYSAI175P223100               16.374182               10315              168892                2273
JNYSAI175P223200               16.368976               15224              249200                2529
JNYSAI175P223450               16.354669                3728               60968                 723
JNYSAI175P223500               16.352593                1317               21533                 470
JNYSAI175P223600                16.35823                  34                 548                   9
JNYSAI175P223700               16.340827               12355              201887                3238
JNYSAI175P223950                16.32679                6513              106343                2359
JNYSAI175P224000               16.323721                1053               17191                 392
JNYSAI175P224200               16.312723               44135              719958                7114
JNYSAI175P224450               16.298167                1072               17471                 181
JNYSAI175P224500               16.296489                3155               51420                1632
JNYSAI175P224600               16.289952                1581               25762                 341
JNYSAI175P224700               16.284853                1871               30466                 707
JNYSAI175P224950               16.270912                2476               40280                 937
JNYSAI175P225000               16.268437                1765               28706                  58
JNYSAI175P225200               16.256278                2158               35082                 415
JNYSAI175P225450               16.243208                4080               66276                1756
JNYSAI175P225600                 16.2321                4044               65640                 605
JNYSAI175P225700                16.22918                4482               72739                1742
JNYSAI175P225950               16.215258                2106               34141                 741
JNYSAI175P226000               16.211638                 102                1652                   8
JNYSAI175P226100               16.205986                   0                   0                   5
JNYSAI175P226450               16.186919               10393              168230                3405
JNYSAI175P226500               16.183473                 653               10570                 183
JNYSAI175P226700               16.173042                8811              142505                3680
JNYSAI175P226950               16.158464                6517              105305                5568
JNYSAI175P227200               16.144547                3142               50731                1034
JNYSAI175P227500               16.128813                   0                   0                   0
JNYSAI175P227600               16.122569                 301                4849                 130
JNYSAI175P228000               16.100115                3154               50773                 707
JNYSAI175P228100               16.098402                  44                 709                  13
JNYSAI175P228200               16.089214                 673               10821                 296
JNYSAI175P228500               16.073386                   0                   0                   0
JNYSAI175P229200               16.033649                3795               60849                 661
JNYSAI175P230500               15.962808                   0                   0                   0
JNYSAI175P231000               15.935512                   0                   0                   0
JNYSAI175P231200                15.92442                   0                   0                   0
JNYSAI175P231500               15.908189                   0                   0                   0
JNYSAI175P231700               15.897056                   0                   0                   0
JNYSAI175P232200               15.869438                   0                   0                   0
JNYSAI175P232450               15.856084                   0                   0                   0
JNYSAI175P233000               15.825966                   0                   0                   0
JNYSAI175P233600               15.792576                7537              119028                 275
JNYSAI175P234000               15.771786                   0                   0                   0
JNYSAI175P234700               15.733681                   0                   0                   0
JNYSAI175P235200               15.707098                   0                   0                   0
JNYSAI175P236450                15.63916                   0                   0                   0
JNYSAI175P237200               15.600994                   0                   0                   0
JNYSAI176P14000                15.216822               37158              565427                9419
JNYSAI176P15000                15.167468                   0                   0                   0
JNYSAI176P18200                15.009665                7020              105368                2267

JNYSAI176P18250                15.007718                   0                   0                   0
JNYSAI176P212500               15.470073                8278              128066                1695
JNYSAI176P213500               15.416624               48905              753957                7456
JNYSAI176P214000               15.419886               43779              675070                9051
JNYSAI176P215000               15.337515               15894              243773                3649
JNYSAI176P215500               15.311091                4662               71385                1109
JNYSAI176P216000               15.284904               66870             1022105               14101
JNYSAI176P216450               15.261117                 527                8038                 127
JNYSAI176P216500               15.258567               26360              402211                4397
JNYSAI176P216700               15.248034               16310              248703                4371
JNYSAI176P217000                15.23225               49843              759226               12461
JNYSAI176P217450               15.208369                5154               78382                1385
JNYSAI176P217500               15.206153              116261             1767886               19351
JNYSAI176P217700               15.195233               21308              323773                5216
JNYSAI176P217950               15.182609               73873             1121589               19557
JNYSAI176P218000                15.19093               22672              344402                5106
JNYSAI176P218500               15.153795                9161              138819                2369
JNYSAI176P218950               15.130435                1851               28012                 477
JNYSAI176P219000               15.127636               35757              540912                4044
JNYSAI176P219100               15.121639               10200              154238                1906
JNYSAI176P219200               15.117442               87301             1319771               26405
JNYSAI176P219450               15.104322                2822               42631                1533
JNYSAI176P219500               15.101555               22034              332747                6434
JNYSAI176P219600               15.096317              154843             2337559               46324
JNYSAI176P219700                15.09144                4877               73595                1632
JNYSAI176P219950               15.078302                1830               27592                 331
JNYSAI176P220000               15.075864               44010              663486               12678
JNYSAI176P220200               15.065594               88537             1333864               20182
JNYSAI176P220450               15.052072               39180              589735                9773
JNYSAI176P220500                15.04997               21894              329503                4611
JNYSAI176P220700               15.050974               18007              271016                2390
JNYSAI176P220950               15.026686                3551               53355                1403
JNYSAI176P221000               15.023913                3593               53986                1042
JNYSAI176P221200               15.013325               22063              331235                7510
JNYSAI176P221450               14.998846                 805               12080                 485
JNYSAI176P221500                14.99829               21992              329839                6536
JNYSAI176P221600               14.992227               26763              401241                5349
JNYSAI176P221700               14.987147               20381              305460                4061
JNYSAI176P221950               14.975067                   0                   0                   0
JNYSAI176P222000               14.971744                4897               73312                1674
JNYSAI176P222100               14.966285                5715               85536                 500
JNYSAI176P222200               14.962102                1401               20956                 491
JNYSAI176P222450               14.949248                2468               36901                1419
JNYSAI176P222500               14.946369               17272              258154                5364
JNYSAI176P222700               14.936456               11349              169520                5099
JNYSAI176P222950               14.923223               31275              466725               76433
JNYSAI176P223000               14.917225               18280              272689                4957
JNYSAI176P223100               14.915079                6984              104161                1681
JNYSAI176P223200               14.910248                8375              124868                8221
JNYSAI176P223450               14.897286                3634               54140                 757
JNYSAI176P223500               14.895458                1346               20046                 474
JNYSAI176P223600               14.897804                  32                 474                   9

JNYSAI176P223700                14.88454                6124               91155                2279
JNYSAI176P223950                14.87183                5239               77912                1852
JNYSAI176P224000               14.869077                 974               14479                 358
JNYSAI176P224100                14.86385                4158               61801                1535
JNYSAI176P224200               14.859001               29344              436019                6729
JNYSAI176P224450               14.845762                1883               27954                 414
JNYSAI176P224500               14.844363                3751               55686                1988
JNYSAI176P224600               14.838323                 890               13213                 273
JNYSAI176P224700               14.833112                 708               10506                 285
JNYSAI176P224950               14.820979                2372               35162                 886
JNYSAI176P225000               14.818592                   0                   0                   0
JNYSAI176P225100               14.812749               11759              174189                4508
JNYSAI176P225200               14.807293                 683               10120                 215
JNYSAI176P225450               14.795666                2751               40697                1381
JNYSAI176P225600               14.786657                1897               28046                 568
JNYSAI176P225700               14.782956                4669               69015                1795
JNYSAI176P225950               14.770525                 550                8118                 753
JNYSAI176P226450               14.744486                7020              103500                5081
JNYSAI176P226500               14.741203                 327                4826                  87
JNYSAI176P226700                14.73151                5825               85815                2399
JNYSAI176P226950               14.718497                5943               87469                5111
JNYSAI176P227200                 14.7067                6845              100671                2522
JNYSAI176P227500               14.691644                   0                   0                   0
JNYSAI176P227600               14.685848                 293                4303                 125
JNYSAI176P228000               14.665356                2963               43456                 676
JNYSAI176P228100               14.663703                  48                 709                  13
JNYSAI176P228200               14.655735                 650                9523                 278
JNYSAI176P228500               14.640666                   0                   0                   0
JNYSAI176P229200               14.604938                3606               52665                1342
JNYSAI176P230500               14.540299                   0                   0                   0
JNYSAI176P231000               14.516034                   0                   0                   0
JNYSAI176P231200               14.505311                   0                   0                   0
JNYSAI176P231500               14.490449                   0                   0                   0
JNYSAI176P231700               14.480588                   0                   0                   0
JNYSAI176P233000               14.415659                   0                   0                   0
JNYSAI176P234000               14.366315                   0                   0                   0
JNYSAI176P234450               14.343919                   0                   0                   0
JNYSAI176P234700               14.331595                   0                   0                   0
JNYSAI176P235200               14.307183                   0                   0                   0
JNYSAI176P236450               14.245514                   0                   0                   0
JNYSAI176P236700               14.233254                   0                   0                   0
JNYSAI176P237200               14.210426                   0                   0                   0
JNYSAI177P14000                18.183486               14349              260916                2628
JNYSAI177P15000                18.124347                   0                   0                   0
JNYSAI177P18200                17.936829                6667              119579                1737
JNYSAI177P18250                17.933449                   0                   0                   0
JNYSAI177P212500               18.832221               20166              379773                4676
JNYSAI177P213500               18.767207               40427              758707                5728
JNYSAI177P214000                18.78916               27996              526023                6684
JNYSAI177P215000               18.670907                3979               74286                1068
JNYSAI177P215500               18.638169                1702               31731                 456
JNYSAI177P216000               18.606798               32287              600764                7218

JNYSAI177P216450               18.578364                 350                6501                  99
JNYSAI177P216500               18.574895               21832              405532                4059
JNYSAI177P216700               18.561983               14296              265363                4123
JNYSAI177P217000                18.54276               41443              768460               12212
JNYSAI177P217450               18.516313                2877               53262                 924
JNYSAI177P217500                18.51101               83264             1541298               17386
JNYSAI177P217700               18.497622               12399              229347                2694
JNYSAI177P217950               18.482353               42511              785701               12650
JNYSAI177P218000               18.479282               11995              221652                2686
JNYSAI177P218500                18.44709                7186              132569                1734
JNYSAI177P218950               18.418832                1514               27880                 496
JNYSAI177P219000                18.41679               24065              443195                2974
JNYSAI177P219100                18.40767                6487              119419                1363
JNYSAI177P219200               18.402986               51919              955459               16508
JNYSAI177P219450               18.387049                 703               12919                 221
JNYSAI177P219500               18.383648               20335              373835                6735
JNYSAI177P219600               18.377705               90721             1667245               29063
JNYSAI177P219700               18.371409                3854               70805                1294
JNYSAI177P219950               18.355733                2965               54416                 810
JNYSAI177P220000               18.352434               25950              476251                6067
JNYSAI177P220200               18.339919               38795              711494                9067
JNYSAI177P220450               18.323457               36247              664169               10905
JNYSAI177P220500               18.320866               17883              327626                4347
JNYSAI177P220700               18.318276                4368               80023                 593
JNYSAI177P220950               18.292697                3169               57973                1179
JNYSAI177P221000               18.288968                4533               82905                1485
JNYSAI177P221200               18.276188               18055              329970                6574
JNYSAI177P221450               18.258578                 414                7560                 105
JNYSAI177P221500               18.257995               21611              394565                7624
JNYSAI177P221600               18.250713               14857              271142                3262
JNYSAI177P221700               18.244486                5301               96708                 881
JNYSAI177P221950               18.229328                  75                1363                  29
JNYSAI177P222000               18.225619                5271               96070                1572
JNYSAI177P222100               18.219441                3416               62229                 217
JNYSAI177P222200                  18.214                1255               22850                 505
JNYSAI177P222450               18.198252                2447               44524                 931
JNYSAI177P222500               18.194713               13050              237447                4473
JNYSAI177P222700               18.182712                6681              121484                3088
JNYSAI177P222950               18.166528                8723              158465                1689
JNYSAI177P223000               18.161873                7374              133933                2966
JNYSAI177P223100               18.156361                6274              113918                1690
JNYSAI177P223200               18.150816                7204              130766                1865
JNYSAI177P223450               18.135124                 385                6983                 136
JNYSAI177P223500               18.132689                1063               19277                 422
JNYSAI177P223600               18.130893                  31                 553                  10
JNYSAI177P223700               18.119555                3678               66637                1498
JNYSAI177P223950               18.104096                4595               83194                1848
JNYSAI177P224000               18.100816                3293               59603                1150
JNYSAI177P224200               18.088427               21771              393811                4366
JNYSAI177P224500               18.070392                2835               51229                1953
JNYSAI177P224600               18.062669                 212                3837                  37
JNYSAI177P224700               18.056829                 357                6454                  64

JNYSAI177P225000               18.038727                   0                   0                   0
JNYSAI177P225450               18.011422                3603               64892                1722
JNYSAI177P225600               17.999299                 102                1829                 354
JNYSAI177P225700               17.996089                3752               67519                1986
JNYSAI177P225950               17.979259                 167                3006                  39
JNYSAI177P226100               17.969773                 458                8237                 132
JNYSAI177P226200               17.963681                 831               14935                 360
JNYSAI177P226450               17.948945                5077               91128                2265
JNYSAI177P226500               17.946521                2884               51760                1261
JNYSAI177P226700               17.933271                4222               75711                1711
JNYSAI177P226950               17.917393                5662              101447                1930
JNYSAI177P227200               17.902063                2090               37416                 889
JNYSAI177P227500               17.884175                   0                   0                   0
JNYSAI177P227600               17.877652                 166                2973                  80
JNYSAI177P228000               17.853526                 669               11946                 224
JNYSAI177P228100               17.842253                  26                 472                   9
JNYSAI177P228200               17.840144                 120                2143                  38
JNYSAI177P228500               17.823171                   0                   0                   0
JNYSAI177P229200               17.779129                2956               52548                 801
JNYSAI177P230500               17.700472                   0                   0                   0
JNYSAI177P231000               17.670721                   0                   0                   0
JNYSAI177P231500               17.639904                   0                   0                   0
JNYSAI177P231700               17.627676                   0                   0                   0
JNYSAI177P232450                17.58215                   0                   0                   0
JNYSAI177P233000               17.548719                   0                   0                   0
JNYSAI177P233600               17.511683                4995               87469                 204
JNYSAI177P234000               17.488611                   0                   0                   0
JNYSAI177P234450                17.46139                   0                   0                   0
JNYSAI177P234700               17.446389                   0                   0                   0
JNYSAI177P235200               17.416556                   0                   0                   0
JNYSAI177P236450               17.341241                   0                   0                   0
JNYSAI177P237200               17.299122                   0                   0                   0
JNYSAI178P14000                 16.76475               35607              596948               10057
JNYSAI178P15000                 16.71017                   0                   0                   0
JNYSAI178P18200                16.536328               28872              477444                5213
JNYSAI178P18250                16.534174                   0                   0                   0
JNYSAI178P212500                 17.8839                9146              163572                1954
JNYSAI178P213500               17.822294               64861             1155964                8567
JNYSAI178P214000               17.809836               32737              583038                7619
JNYSAI178P215000                17.73107               16657              295349                3903
JNYSAI178P215500                17.70011                2923               51733                 667
JNYSAI178P216000               17.669791               57942             1023818               11805
JNYSAI178P216450               17.642713                 493                8691                 124
JNYSAI178P216500               17.639609               46554              821189                7642
JNYSAI178P216700               17.627416               22832              402475                5775
JNYSAI178P217000               17.609581               53311              938778               11458
JNYSAI178P217450               17.581402                5965              104875                1549
JNYSAI178P217500               17.578879               97889             1720781               17449
JNYSAI178P217700               17.566443               32847              577009                6228
JNYSAI178P217950               17.551678               93176             1635398               24725
JNYSAI178P218000                17.54866               19201              336953                4287
JNYSAI178P218500                17.51857               11524              201891                2866

JNYSAI178P218950               17.491411                1602               28016                 579
JNYSAI178P219000               17.488943               35771              625604                4008
JNYSAI178P219100               17.481673               15291              267307                2406
JNYSAI178P219200               17.476347               95938             1676647               26498
JNYSAI178P219450               17.461102                 482                8419                1178
JNYSAI178P219500               17.458164               27656              482824                8030
JNYSAI178P219600               17.452057              145804             2544572               44194
JNYSAI178P219700               17.446318                8672              151301                1525
JNYSAI178P219950               17.431026                1026               17877                 309
JNYSAI178P220000               17.428139               37642              656036                7420
JNYSAI178P220200               17.416177               91775             1598367               22903
JNYSAI178P220450               17.400782               50408              877136               12631
JNYSAI178P220500               17.398372               20695              360063                4490
JNYSAI178P220700               17.510795                7560              132382                 938
JNYSAI178P220950               17.371531                3397               59020                1277
JNYSAI178P221000               17.368182                3491               60638                1022
JNYSAI178P221200               17.356063               19435              337323                5472
JNYSAI178P221450               17.335312                3117               54037                 599
JNYSAI178P221500               17.338612               20458              354719                6268
JNYSAI178P221600               17.331544               17340              300536                3658
JNYSAI178P221700                17.32589               18034              312458                3659
JNYSAI178P221950               17.312833                3881               67195                 408
JNYSAI178P222000               17.307838                5957              103094                1661
JNYSAI178P222100               17.302047                4782               82735                 331
JNYSAI178P222200               17.296812                1356               23456                 529
JNYSAI178P222450               17.281899                3020               52196                1015
JNYSAI178P222500               17.278555                8040              138926                3428
JNYSAI178P222700               17.267099               31953              551744                7933
JNYSAI178P222950               17.251819               31122              536904               90618
JNYSAI178P223000               17.246289               12759              220047                6104
JNYSAI178P223100               17.242345                9957              171679                2738
JNYSAI178P223200               17.236803                9546              164546               10919
JNYSAI178P223450               17.221567                6711              115579                 895
JNYSAI178P223500                17.21962                1484               25554                 520
JNYSAI178P223600               17.211039                  39                 667                  11
JNYSAI178P223700                17.20728                6553              112761                2363
JNYSAI178P223950               17.192392                7946              136608                2818
JNYSAI178P224000               17.189312                1263               21704                 461
JNYSAI178P224200               17.177617               26418              453793                4914
JNYSAI178P224500               17.160317                3304               56703               12511
JNYSAI178P224600               17.153554                1127               19332                 358
JNYSAI178P224700               17.148147                1439               24672                 529
JNYSAI178P224950               17.133602                2871               49185                1067
JNYSAI178P225000               17.130803                3580               61326                 128
JNYSAI178P225450               17.104492                1180               20184                 272
JNYSAI178P225600               17.093951                2787               47639                1360
JNYSAI178P225700               17.089727                1694               28956                 660
JNYSAI178P225950               17.074909                3240               55328                 660
JNYSAI178P226100               17.065044                   0                   0                   5
JNYSAI178P226450               17.045174               11065              188610                5887
JNYSAI178P226700               17.030258                2840               48373                 841
JNYSAI178P226950               17.014126                1062               18067                 151

JNYSAI178P227200               17.001563                2469               41983                 810
JNYSAI178P227500               16.983747                   0                   0                   0
JNYSAI178P227600               16.976998                 285                4838                 121
JNYSAI178P228000                16.95371                3274               55507                 762
JNYSAI178P228100               16.952248                  42                 714                  13
JNYSAI178P228200               16.942534                 742               12569                 335
JNYSAI178P228500               16.925503                   0                   0                   0
JNYSAI178P228600                16.91877                 378                6390                  13
JNYSAI178P229200               16.883801                2391               40361                 332
JNYSAI178P230500               16.809156                   0                   0                   0
JNYSAI178P231200               16.768743                   0                   0                   0
JNYSAI178P231500               16.751554                   0                   0                   0
JNYSAI178P231700               16.740077                   0                   0                   0
JNYSAI178P233000               16.665032                   0                   0                   0
JNYSAI178P233700               16.624972                   0                   0                   0
JNYSAI178P234000               16.607977                   0                   0                   0
JNYSAI178P234700               16.567863                   0                   0                   0
JNYSAI178P235200                16.53963                   0                   0                   0
JNYSAI178P236450               16.468344                   0                   0                   0
JNYSAI178P236700               16.454176                   0                   0                   0
JNYSAI178P237200               16.427399                   0                   0                   0
JNYSAI178P240000               16.268795                   0                   0                   0
JNYSAI179P14000                17.533361               28346              497000                8202
JNYSAI179P15000                17.482442                   0                   0                   0
JNYSAI179P18200                17.301028               10869              188044                3611
JNYSAI179P18250                17.298764                   0                   0                   0
JNYSAI179P211000                17.71089                3325               58888                 619
JNYSAI179P212500               17.625062                6960              122667                1456
JNYSAI179P213500               17.567576                7129              125234                1169
JNYSAI179P214000               17.533699                2683               47052                 572
JNYSAI179P215000               17.482725                1934               33813                 491
JNYSAI179P215500               17.454008                 800               13967                 258
JNYSAI179P216000               17.425674                7822              136310                1599
JNYSAI179P216450               17.399866                1086               18892                 297
JNYSAI179P216500               17.396986                3626               63079                 578
JNYSAI179P216700               17.386108                2040               35473                 696
JNYSAI179P217000                17.36996                1520               26406                 142
JNYSAI179P217500               17.340959                9948              172504                2395
JNYSAI179P217700               17.329228                2362               40929                 670
JNYSAI179P217950               17.327924               14469              250717                3828
JNYSAI179P218000               17.312692                3355               58086                 887
JNYSAI179P218200               17.311622                1413               24460                 396
JNYSAI179P218500               17.284689                4768               82419                1584
JNYSAI179P218950               17.233683                   0                   0                   2
JNYSAI179P219000               17.256662                3019               52095                 949
JNYSAI179P219100               17.250223                1648               28427                 215
JNYSAI179P219200               17.245413                3896               67184                1270
JNYSAI179P219450               17.231729                 221                3811                  74
JNYSAI179P219500               17.228698                2889               49777                1028
JNYSAI179P219600               17.223054               31764              547065               10917
JNYSAI179P219700               17.217419                3263               56179                1123
JNYSAI179P220000               17.199828                4313               74186                 838

JNYSAI179P220200                17.18945               11565              198792                3217
JNYSAI179P220450               17.174537                 288                4943                  16
JNYSAI179P220500               17.172013                 731               12561                 232
JNYSAI179P220700               17.161481                 296                5078                 125
JNYSAI179P220950               17.147631                 946               16221                 312
JNYSAI179P221200               17.133243                1833               31405                 965
JNYSAI179P221500               17.117057                5418               92744                2029
JNYSAI179P221600               17.096317                 896               15323                 221
JNYSAI179P221700               17.104918                2252               38517                 660
JNYSAI179P221950               17.092316                 605               10335                 219
JNYSAI179P222000               17.088102                 147                2515                  53
JNYSAI179P222100                17.08286                   0                   0                   0
JNYSAI179P222200               17.077602                 706               12061                 230
JNYSAI179P222450               17.063475                  74                1262                  27
JNYSAI179P222500               17.061184                 445                7599                 338
JNYSAI179P222700               17.049785                6030              102814                1883
JNYSAI179P222950               17.037696                 454                7735                  97
JNYSAI179P223000               17.033868                4440               75631                2314
JNYSAI179P223200               17.022469                4832               82246                1949
JNYSAI179P223450               17.008478                 214                3640                  82
JNYSAI179P223700               16.994555               13347              226823                5003
JNYSAI179P224000               16.978019                2436               41353                 916
JNYSAI179P224200               16.966565                3935               66764                1185
JNYSAI179P224500               16.949256                5872               99527                1652
JNYSAI179P224600                16.93932                  52                 879                  15
JNYSAI179P224700                16.93945                 788               13351                 356
JNYSAI179P225200                16.91111                2571               43473                 462
JNYSAI179P225450               16.898266                 418                7059                 267
JNYSAI179P225600               16.889274                 645               10887                 213
JNYSAI179P225700               16.886987                  72                1217                  32
JNYSAI179P226500               16.814035                2980               50111                1284
JNYSAI179P226700               16.828085                 782               13160                  37
JNYSAI179P227200               16.802715                2409               40479                1067
JNYSAI179P228600               16.725334                 449                7503                  14
JNYSAI179P229200               16.692739                1077               17977                 245
JNYSAI179P229500                16.67647                 764               12744                  55
JNYSAI179P232200                16.53182                   0                   0                   0
JNYSAI179P233000               16.488429                   0                   0                   0
JNYSAI179P236200               16.317798                   0                   0                   0
JNYSAI185P14000                10.639429                4685               49842                 143
JNYSAI185P212500               10.608405                 135                1434                  16
JNYSAI185P213500               10.541012                2903               30604                 166
JNYSAI185P214000               10.505828                 263                2759                  39
JNYSAI185P215000               10.438059                 316                3303                  50
JNYSAI185P215500               10.405152                1211               12598                 195
JNYSAI185P216000               10.371414                4679               48528                 367
JNYSAI185P216500               10.338146                1014               10488                 173
JNYSAI185P216700               10.324427                1894               19553                 327
JNYSAI185P217500               10.270689                2092               21482                 309
JNYSAI185P217700                10.25576                 403                4136                  55
JNYSAI185P218000                10.23778                3551               36352                 654
JNYSAI185P218500               10.203782                6271               63993                 138

JNYSAI185P219000               10.188515                 276                2813                  24
JNYSAI185P219100                 10.1619                 181                1841                  20
JNYSAI185P219200               10.157882                 326                3316                  64
JNYSAI185P219450               10.141729                   0                   0                 162
JNYSAI185P219500               10.138442                4111               41679                 579
JNYSAI185P219600               10.130566                 431                4366                  57
JNYSAI185P220000               10.103124               10659              107689                 746
JNYSAI185P220700               10.057302                 590                5935                  33
JNYSAI185P221450               10.008337                 464                4644                   3
JNYSAI185P221600                9.998641                1274               12740                 105
JNYSAI185P221700                9.992284                 809                8085                 174
JNYSAI185P221950                9.978567                 233                2323                  53
JNYSAI185P222500                9.940231                1630               16198                 149
JNYSAI185P222950                 9.91341                   0                   0                  28
JNYSAI185P223000                9.907991                6115               60583                 132
JNYSAI185P223450                9.881899                   0                   0                 186
JNYSAI185P223700                9.865882                1570               15489                 368
JNYSAI185P224200                9.831038                1793               17625                 176
JNYSAI185P224500                9.814826                 636                6244                 158
JNYSAI185P225600                9.742058                 238                2320                   2
JNYSAI185P228600                9.553769                 660                6306                  12
JNYSAI185P231000                9.409824                   0                   0                   0
JNYSAI185P235950                9.112139                   0                   0                   0
JNYSAI187P14000                10.150971                4007               40674                 229
JNYSAI187P18200                 9.992544                6729               67245                 252
JNYSAI187P212500                5.858937                1474                8638                 103
JNYSAI187P213500                5.817303               23228              135125                 569
JNYSAI187P214000                5.798142                4154               24084                 130
JNYSAI187P215000                5.763846                1036                5973                  90
JNYSAI187P216000                5.724365               16199               92729                1086
JNYSAI187P216450                5.710975                   0                   0                   8
JNYSAI187P216500                5.706215               15120               86280                 626
JNYSAI187P216700                5.698361                 523                2978                 169
JNYSAI187P217000                5.691279                  95                 542                   8
JNYSAI187P217450                5.672396                 183                1040                  17
JNYSAI187P217500                5.667853               12397               70264                 394
JNYSAI187P217700                5.660662                 159                 902                  15
JNYSAI187P218000                5.649758                1378                7786                  68
JNYSAI187P218500                5.632265                9846               55455                 787
JNYSAI187P219000                5.613988                6919               38844                 393
JNYSAI187P219100                5.610202                5824               32672                 426
JNYSAI187P219200                5.606808                4531               25406                 392
JNYSAI187P219500                5.595784                9252               51772                 943
JNYSAI187P219600                5.591381                5324               29767                 115
JNYSAI187P219700                5.588459                 659                3684                  61
JNYSAI187P220000                5.576312               21101              117665                1475
JNYSAI187P220200                5.570355                3131               17442                 261
JNYSAI187P220450                5.560831                2254               12531                  91
JNYSAI187P220500                5.558135                 738                4103                  60
JNYSAI187P220700                5.552336                2489               13820                 229
JNYSAI187P221200                5.532961                 849                4699                  95
JNYSAI187P221600                5.518585                3270               18048                 115

JNYSAI187P221700                5.515039                2094               11549                 144
JNYSAI187P221950                 5.50768                 400                2200                  48
JNYSAI187P222000                5.504066                 630                3469                  71
JNYSAI187P222100                5.500649                2724               14984                 152
JNYSAI187P222500                5.487871                5025               27574                 357
JNYSAI187P223000                5.468584                9286               50780                 598
JNYSAI187P223100                5.464914                3313               18104                 262
JNYSAI187P223200                5.463138               10377               56692                1059
JNYSAI187P223450                5.452745                 311                1697                  29
JNYSAI187P223700                5.436687                  28                 153                   4
JNYSAI187P224000                 5.43477                7158               38900                 855
JNYSAI187P224200                5.426134                8399               45573                 479
JNYSAI187P224500                5.416476               22836              123691                1749
JNYSAI187P224700                5.410203                7000               37874                 514
JNYSAI187P225000                5.397942                2011               10854                   6
JNYSAI187P225600                 5.37531                 492                2647                  31
JNYSAI187P225700                5.375009                1898               10204                 256
JNYSAI187P226100                5.359473                1522                8157                 129
JNYSAI187P226200                5.356016                6263               33544                 795
JNYSAI187P226700                5.338609                1989               10620                  80
JNYSAI187P228700                5.269629                2572               13553                 374
JNYSAI187P231000                 5.19408                   0                   0                   0
JNYSAI188P14000                11.064849                7571               83769                 962
JNYSAI188P18200                10.942999                4543               49718                 824
JNYSAI188P212500               11.584406                1326               15359                 184
JNYSAI188P213500               11.504985                8408               96736                 757
JNYSAI188P214000               11.467971                2117               24278                 311
JNYSAI188P215000               11.393912                5052               57562                 842
JNYSAI188P216000               11.320382               17050              193017                2142
JNYSAI188P216450               11.253883                   0                   0                   6
JNYSAI188P216500               11.283403               10287              116075                1201
JNYSAI188P216700               11.268818                1397               15740                 248
JNYSAI188P217000               11.246782               21242              238902                3509
JNYSAI188P217450               11.205186                  54                 604                   7
JNYSAI188P217500               11.217155               26444              296624                1713
JNYSAI188P217700               11.195533                2072               23199                 292
JNYSAI188P217950                11.15291                   9                 105                   2
JNYSAI188P218000                11.17424                1269               14186                 244
JNYSAI188P218500               11.136365               18419              205116                2324
JNYSAI188P219000               11.101609                4261               47308                 545
JNYSAI188P219100               11.094484                3623               40197                 484
JNYSAI188P219200               11.086809                1299               14401                 201
JNYSAI188P219450               11.070089                 841                9309                  90
JNYSAI188P219500               11.065688               32146              355722                5383
JNYSAI188P219600               11.059627                2922               32321                 132
JNYSAI188P219700               11.051614                 947               10461                 192
JNYSAI188P219950               11.033315                2341               25831                 343
JNYSAI188P220000               11.029764               73991              816104                9455
JNYSAI188P220200               11.015814                4750               52323                 758
JNYSAI188P220450               10.998355                7635               83974                 745
JNYSAI188P220500               10.991093                3620               39793                 136
JNYSAI188P220700               10.979878                7068               77608                1243

JNYSAI188P220950               10.965161                1621               17778                 168
JNYSAI188P221200                 10.9442                8330               91163                1917
JNYSAI188P221500               10.922996                5530               60402                1037
JNYSAI188P221600               10.913023                9990              109027                 930
JNYSAI188P221700               10.905967                5356               58418                 633
JNYSAI188P221950                 10.8909                 322                3507                  77
JNYSAI188P222000               10.883732                   0                   0                  24
JNYSAI188P222100               10.877969                4741               51574                 184
JNYSAI188P222200               10.872041                 290                3153                  68
JNYSAI188P222500               10.849188                 959               10400                 159
JNYSAI188P222700               10.838395                1196               12961                 305
JNYSAI188P222950               10.820647               14214              153806                2154
JNYSAI188P223000               10.817237               27504              297515                4137
JNYSAI188P223100               10.807502                4032               43571                 500
JNYSAI188P223200               10.803385                5325               57532                1148
JNYSAI188P223450                10.78279                   0                   0                   3
JNYSAI188P223700               10.768204                3077               33138                 734
JNYSAI188P224100               10.737046                2666               28630                 491
JNYSAI188P224200               10.730165                9029               96878                1065
JNYSAI188P224500               10.712372                1510               16175                 378
JNYSAI188P224600               10.702221                1520               16266                  85
JNYSAI188P224700               10.698597                3252               34788                 435
JNYSAI188P225000                10.67182                1106               11804                  19
JNYSAI188P225600                10.63289                1303               13852                 220
JNYSAI188P225700               10.629228                 974               10349                 254
JNYSAI188P225950               10.612242                1203               12770                 101
JNYSAI188P226100               10.598356                 765                8111                 126
JNYSAI188P226200               10.591472                3188               33763                 811
JNYSAI188P226700               10.557109                1038               10960                  79
JNYSAI188P226950               10.540602                   0                   0                   2
JNYSAI188P227000               10.536589                 971               10229                 245
JNYSAI188P227200               10.522539                 682                7181                  66
JNYSAI188P227600               10.495403                 372                3903                 109
JNYSAI188P228100               10.461436                4553               47631                1002
JNYSAI188P228500                10.43814                   0                   0                   0
JNYSAI188P228600               10.427425                 621                6471                  13
JNYSAI188P228700               10.420698                1318               13737                 375
JNYSAI188P231000               10.271013                   0                   0                   0
JNYSAI188P231700               10.223126                   0                   0                   0
JNYSAI188P233700               10.091621                   0                   0                   0
JNYSAI188P236200                 9.92904                   0                   0                   0
JNYSAI189P14000                11.982257                3103               37180                 418
JNYSAI189P18200                11.849195                3648               43231                 346
JNYSAI189P212500               12.854726                 272                3500                  38
JNYSAI189P213500               12.759843                1284               16382                  25
JNYSAI189P215000                12.64475                 750                9489                 138
JNYSAI189P215500               12.599244                1124               14167                 205
JNYSAI189P216000               12.558404                2734               34334                 427
JNYSAI189P216500               12.281548                5166               63446                 608
JNYSAI189P216700               12.505933                  78                 975                  15
JNYSAI189P217500               12.434129                4687               58282                 312
JNYSAI189P217700                12.38171                  29                 364                   7

JNYSAI189P217950               12.400713                   0                   0                   0
JNYSAI189P218000               12.396557                3298               40878                 688
JNYSAI189P218500               12.356076                2114               26116                 118
JNYSAI189P219000               12.313355                 485                5976                  11
JNYSAI189P219200               12.300224                 496                6102                 110
JNYSAI189P219500               12.276263                2627               32247                 530
JNYSAI189P219600               12.268073                   0                   0                   0
JNYSAI189P219700               12.260387                1039               12744                 235
JNYSAI189P220000               12.231793                6419               78513                 561
JNYSAI189P220200               12.221018                1924               23516                 424
JNYSAI189P220450               12.200616                 823               10040                 143
JNYSAI189P220700               12.180933                2568               31281                 221
JNYSAI189P221450               12.118531                 867               10505                 104
JNYSAI189P221600               12.106882                 634                7673                  70
JNYSAI189P221700               12.099134                1825               22085                 264
JNYSAI189P221950                 12.0821                 209                2520                  54
JNYSAI189P222500               12.039498                 233                2808                  62
JNYSAI189P222950               12.004259                1430               17168                 197
JNYSAI189P223100               11.989475                 608                7292                  74
JNYSAI189P223200               11.985303                5608               67209                1317
JNYSAI189P223700               11.946157                7365               87988                1988
JNYSAI189P224200               11.903969                3483               41467                 369
JNYSAI189P224700               11.868866                2127               25245                 171
JNYSAI189P225600               11.796117                 232                2736                  30
JNYSAI189P225700               11.792318                 696                8205                 202
JNYSAI189P226100               11.757912                 730                8583                 129
JNYSAI189P226200               11.750308                2907               34162                 795
JNYSAI189P226700               11.712122                 928               10869                  80
JNYSAI189P227000               11.689353                 541                6320                 146
JNYSAI189P227600               11.643677                 324                3771                 102
JNYSAI189P228100               11.605978                 799                9273                 232
JNYSAI189P228600               11.568285                 549                6354                  13
JNYSAI189P228700               11.560745                1186               13716                 374
JNYSAI189P231000                11.39473                   0                   0                   0
JNYSAI190P14000                18.689861               18271              341474                3759
JNYSAI190P18200                 16.68462               10910              182023                2023
JNYSAI190P212500               23.757688                 915               21728                 222
JNYSAI190P213500                23.60895               14704              347148                3174
JNYSAI190P214000               23.532809                 855               20127                 223
JNYSAI190P215000                23.39224                 241                5644                  83
JNYSAI190P215500               23.305521                   0                   0                   0
JNYSAI190P216000               23.229365               11590              269227                2487
JNYSAI190P216500               23.154621                8172              189222                3628
JNYSAI190P216700               23.126028                3142               72662                 781
JNYSAI190P217000               23.079412                5444              125645                1184
JNYSAI190P217450               23.006956                 470               10804                 115
JNYSAI190P217500               23.004514               19209              441890                2617
JNYSAI190P217700               22.979382                5274              121185                1053
JNYSAI190P217950               22.837059                3648               83321                 829
JNYSAI190P218000               22.930166                1482               33991                 338
JNYSAI190P218500               22.856143                2433               55620                 222
JNYSAI190P219000                22.78132                5248              119546                1380

JNYSAI190P219100                22.76751                3364               76600                1266
JNYSAI190P219200                22.75216               12771              290567                3707
JNYSAI190P219450               22.715198                   0                   0                   0
JNYSAI190P219500                22.70767                1106               25108                 491
JNYSAI190P219600               22.693211                8498              192836                2951
JNYSAI190P219700               22.678848                 102                2302                  41
JNYSAI190P219950               22.635952                1107               25065                 248
JNYSAI190P220000               22.633941               25319              573060                5070
JNYSAI190P220200               22.605343               13693              309528                4447
JNYSAI190P220450               22.568631                3875               87459                 695
JNYSAI190P220500               22.555183                5202              117332                 836
JNYSAI190P220700                22.53148                2025               45618                 393
JNYSAI190P221000               22.481407                  36                 815                   1
JNYSAI190P221200               22.461686                 729               16377                 327
JNYSAI190P221450               22.415505                1113               24958                 256
JNYSAI190P221600               22.394326                6039              135245                1037
JNYSAI190P221700               22.380131                4993              111733                1098
JNYSAI190P221950               22.350158                1181               26385                 397
JNYSAI190P222000               22.336409                1235               27586                 388
JNYSAI190P222100               22.322052                1163               25971                 359
JNYSAI190P222450               22.270993                2554               56873                 923
JNYSAI190P222500                22.26392                 756               16827                 258
JNYSAI190P222950               22.187377                1006               22327                 161
JNYSAI190P223000               22.191444                1032               22894                 434
JNYSAI190P223100               22.177913                2471               54795                2877
JNYSAI190P223200               22.168818                1445               32026                1777
JNYSAI190P223450                 22.1326                1475               32640                 250
JNYSAI190P223700               22.097144                1731               38244                 611
JNYSAI190P224200               22.019834                9087              200096                2174
JNYSAI190P224500               21.976093                 469               10313                 344
JNYSAI190P224600                21.96304                 562               12341                  87
JNYSAI190P224700               21.947707                1309               28727                 132
JNYSAI190P225000               21.905227                 561               12283                  24
JNYSAI190P225600               21.819772                 916               19982                3975
JNYSAI190P225700               21.811628                 491               10717                 275
JNYSAI190P225950                21.77677                1369               29821                 289
JNYSAI190P226100               21.748649                 345                7505                 156
JNYSAI190P226200               21.734633                1583               34396                 897
JNYSAI190P226450               21.706031                3641               79039                1276
JNYSAI190P226700               21.664009                 957               20742                 175
JNYSAI190P226950               21.629693                   0                   0                   3
JNYSAI190P227000               21.621634                 345                7460                 171
JNYSAI190P227200               21.594171                 358                7722                  74
JNYSAI190P227600               21.538351                 214                4619                 122
JNYSAI190P228000               21.481892                 197                4228                  15
JNYSAI190P228100               21.467915                 538               11543                 285
JNYSAI190P228200               21.453982                  95                2042                  38
JNYSAI190P228600               21.398052                 344                7364                  14
JNYSAI190P228700               21.384288                 660               14124                 399
JNYSAI190P229200                21.31472                1982               42240                 236
JNYSAI190P231000               21.077387                   0                   0                   0
JNYSAI190P231700               20.979162                   0                   0                   0

JNYSAI190P233700               20.708837                   0                   0                   0
JNYSAI190P236700               20.300374                   0                   0                  44
JNYSAI191P14000                12.340488                4428               54639                 728
JNYSAI191P18200                10.377399                1928               20007                 349
JNYSAI191P212500                4.589999               17690               81197                 993
JNYSAI191P213500                4.560157                1275                5816                  82
JNYSAI191P214000                4.545494                2872               13055                 179
JNYSAI191P215000                 4.51835                 176                 794                  11
JNYSAI191P216000                4.486877                6799               30506                 329
JNYSAI191P216500                4.472408                   0                   0                   0
JNYSAI191P217000                4.457756                1008                4496                  75
JNYSAI191P217500                4.443018                 474                2104                  32
JNYSAI191P217950                4.429464                5175               22921                 389
JNYSAI191P218000                4.429004                3173               14053                 244
JNYSAI191P218500                4.413645                   0                   0                 123
JNYSAI191P219000                4.400276                4705               20703                 317
JNYSAI191P219200                4.394792               12385               54428                1022
JNYSAI191P219500                4.385049               11513               50486                 758
JNYSAI191P220000                4.371354                1763                7706                 807
JNYSAI191P220200                4.365608                3802               16600                 227
JNYSAI191P220700                4.350964                1341                5833                  33
JNYSAI191P221600                4.325571                4394               19006                 122
JNYSAI191P223000                 4.28639                   0                   0                 580
JNYSAI191P223200                4.281994                1387                5937                 235
JNYSAI191P223700                4.268272                 545                2326                  54
JNYSAI191P224200                4.253066                7311               31094                 303
JNYSAI191P224600                4.242023                2605               11049                  59
JNYSAI191P225600                4.214321                 636                2682                  29
JNYSAI195P14000                12.185637               43298              527611               10583
JNYSAI195P18200                11.199253               24880              278643                5933
JNYSAI195P18250                11.197216                   0                   0                   0
JNYSAI195P212500               12.834332               15524              199241                2363
JNYSAI195P213500                12.78068                2895               36996                 479
JNYSAI195P214000               12.754816               11881              151544                1956
JNYSAI195P215000                12.70159                6853               87048                1274
JNYSAI195P216000               12.648296                6412               81105                 761
JNYSAI195P216450               12.651019                  23                 295                   4
JNYSAI195P216500               12.627537                1190               15026                 140
JNYSAI195P216700               12.611662               27876              351557                6186
JNYSAI195P217000               12.595821                1234               15544                 257
JNYSAI195P217450               12.571539                 268                3363                  50
JNYSAI195P217500               12.569699               16555              208091                3343
JNYSAI195P217700               12.558689                1331               16711                 151
JNYSAI195P217950               12.546134                1596               20023                 655
JNYSAI195P218000               12.543715                 712                8935                 152
JNYSAI195P218200               12.531585                   0                   0                   0
JNYSAI195P218500               12.517224                3157               39521                 695
JNYSAI195P219100               12.485556                1735               21667                 231
JNYSAI195P219200               12.480843               27157              338940                6521
JNYSAI195P219450               12.467661                1493               18617                 355
JNYSAI195P219500               12.464982                 910               11341                 210
JNYSAI195P219600               12.460568                8792              109557                2886

JNYSAI195P219700               12.453899                 555                6906                 121
JNYSAI195P219950               12.441632                   0                   0                 184
JNYSAI195P220000               12.439278                7918               98495                1136
JNYSAI195P220200               12.428956               13085              162633                2224
JNYSAI195P220450               12.415296                1799               22335                 340
JNYSAI195P220500               12.413354                3196               39671                 682
JNYSAI195P220700               12.402658                4472               55467                 985
JNYSAI195P221450               12.365169                 193                2388                  49
JNYSAI195P221500               12.361729                5984               73970                1559
JNYSAI195P221600               12.354324                 116                1439                  47
JNYSAI195P221700               12.350742               11306              139638                1411
JNYSAI195P221950               12.341143                 168                2067                  27
JNYSAI195P222500               12.310008                1415               17415                 159
JNYSAI195P222700               12.301385                3274               40279                 869
JNYSAI195P222950               12.286473                2233               27437                 151
JNYSAI195P223000               12.292672                 849               10434                 367
JNYSAI195P223200               12.273905                   0                   0                   0
JNYSAI195P223600               12.253197                 299                3660                  17
JNYSAI195P223700               12.248255                 566                6928                 131
JNYSAI195P223950               12.236386                   0                   0                  10
JNYSAI195P224200                12.22252                5662               69203                 895
JNYSAI195P224500               12.208869                3316               40488                 396
JNYSAI195P224700               12.197389                 567                6916                 165
JNYSAI195P225450               12.159592                   0                   0                   0
JNYSAI195P225600               12.151246                 909               11046                 211
JNYSAI195P225700                12.14688                   0                   0                   0
JNYSAI195P225950               12.306525                   5                  57                   0
JNYSAI195P226500               12.106669                 558                6758                 251
JNYSAI195P226700               12.096014                1790               21652                 447
JNYSAI195P226950               12.083522                1185               14313                 367
JNYSAI195P227200               12.072942                   0                   0                   0
JNYSAI195P228000               12.031093                2017               24268                 658
JNYSAI195P229200               11.970808                   0                   0                   0
JNYSAI195P230600               11.900423                3383               40264                 225
JNYSAI195P232200               11.822185                   0                   0                   0
JNYSAI195P233700                11.74808                   0                   0                   0
JNYSAI195P236000               11.635991                   0                   0                   0
JNYSAI196P14000                11.098902               66736              740699               10068
JNYSAI196P18200                10.497635               26634              279597                5242
JNYSAI196P18250                10.495562                   0                   0                   0
JNYSAI196P211000               11.976548                3701               44330                 456
JNYSAI196P212500               11.902162                6561               78095                 908
JNYSAI196P213500               11.852039               10221              121145                 590
JNYSAI196P214000               11.828305               14742              174372                2305
JNYSAI196P215000               11.778866                4250               50063                 728
JNYSAI196P215500               11.753322                 296                3476                  48
JNYSAI196P216000               11.729589               13688              160555                1616
JNYSAI196P216450               11.707055                 464                5432                  83
JNYSAI196P216500               11.705196                6477               75812                 916
JNYSAI196P216700               11.695399               10583              123775                2136
JNYSAI196P217000               11.680598                1706               19927                 318
JNYSAI196P217450               11.658673                 320                3732                  59

JNYSAI196P217500               11.656725               16608              193597                3109
JNYSAI196P217700               11.646407                5056               58887                 862
JNYSAI196P217950               11.635295               19023              221341                3484
JNYSAI196P218000               11.630116                2154               25055                 247
JNYSAI196P218200               11.622516                   0                   0                  52
JNYSAI196P218500               11.607872                7664               88958                1392
JNYSAI196P218950               11.490092                   0                   0                   2
JNYSAI196P219000               11.583334                1212               14038                 255
JNYSAI196P219100               11.578306                1720               19919                 218
JNYSAI196P219200               11.574102                8544               98890                1856
JNYSAI196P219450               11.596768                 837                9708                 181
JNYSAI196P219500               11.559793                1565               18096                 331
JNYSAI196P219600               11.551079               34535              398922                7396
JNYSAI196P219700                11.54987                3560               41121                 813
JNYSAI196P219950               11.537864                9129              105328                1214
JNYSAI196P220000               11.535377                8110               93551                1080
JNYSAI196P220200               11.525781               14906              171807                2592
JNYSAI196P220450                11.51314                 695                8003                 257
JNYSAI196P220500               11.511395                1662               19126                 354
JNYSAI196P220700               11.501363                 343                3949                  85
JNYSAI196P220950               11.489134                   0                   0                  18
JNYSAI196P221600                11.45802                1427               16352                 265
JNYSAI196P221700               11.453343                2228               25522                 297
JNYSAI196P221950               11.443101                 242                2773                  54
JNYSAI196P222100               11.434112                   0                   0                   0
JNYSAI196P222200               11.429316                 547                6252                  77
JNYSAI196P222450               11.415977                 105                1196                  25
JNYSAI196P222500               11.415691                1596               18217                 164
JNYSAI196P222700               11.406176                1206               13759                 666
JNYSAI196P222950               11.394505               70711              805718               11104
JNYSAI196P223000               11.391936                5776               65798                 992
JNYSAI196P223200               11.382121                 556                6334                 156
JNYSAI196P223450               11.370511                 253                2880                  71
JNYSAI196P223700               11.358584                4669               53029                 935
JNYSAI196P223950               11.346856                   0                   0                  20
JNYSAI196P224200               11.332279                1924               21804                 276
JNYSAI196P224500               11.320554                1692               19158                 626
JNYSAI196P224700               11.311786                 595                6731                 159
JNYSAI196P225000               11.296672                 181                2041                  45
JNYSAI196P225450               11.276172                   0                   0                   0
JNYSAI196P225700               11.267708                  54                 607                  16
JNYSAI196P225950                11.25188                2335               26277                 207
JNYSAI196P226450               11.228686                 551                6187                 154
JNYSAI196P226500               11.226751                3220               36152                 865
JNYSAI196P226700               11.217231                3659               41047                 470
JNYSAI196P226950               11.205708                1243               13931                 354
JNYSAI196P227200               11.193808                 833                9328                 242
JNYSAI196P228000               11.156341                   0                   0                  12
JNYSAI196P229200               11.100802                   0                   0                   0
JNYSAI196P232200               10.962963                   0                   0                   0
JNYSAI196P236000               10.790578                   0                   0                   0
JNYSAI196P240000               10.611801                   0                   0                   0

JNYSAI206P14000                11.349349                 653                7415                  44
JNYSAI206P18200                11.127293                1968               21902                 226
JNYSAI206P213500               11.595734                9353              108457                 401
JNYSAI206P216000               11.576626                9733              112671                 502
JNYSAI206P216500               11.572684               20008              231550                 656
JNYSAI206P217000                11.56884                1975               22849                 130
JNYSAI206P217450               11.564891                  66                 767                   0
JNYSAI206P217500               11.564941               14731              170360                 885
JNYSAI206P217700               11.563558                 839                9707                  27
JNYSAI206P217950               11.561563                1796               20760                 195
JNYSAI206P219000               11.553543                1960               22640                  54
JNYSAI206P219100                 11.5528                 765                8838                  32
JNYSAI206P219200               11.551999                   0                   0                  36
JNYSAI206P219500               11.549804                 840                9702                  93
JNYSAI206P219600                11.54888                   0                   0                 373
JNYSAI206P219950               11.546232                1750               20202                 134
JNYSAI206P220000               11.546406               10893              125773                 486
JNYSAI206P220200                11.54434                3315               38264                 383
JNYSAI206P220450                 11.5413                   0                   0                  13
JNYSAI206P220500               11.542043                1572               18143                  39
JNYSAI206P221600               11.533633                3092               35662                 208
JNYSAI206P221700                11.53288                 420                4849                  12
JNYSAI206P222000               11.530499                 501                5772                  55
JNYSAI206P222100               11.529765                4416               50910                 263
JNYSAI206P222200               11.529495                  76                 871                   1
JNYSAI206P223000               11.522931                1428               16457                 613
JNYSAI206P223100               11.522231                 772                8893                  94
JNYSAI206P223200               11.521402                 535                6159                 176
JNYSAI206P223700               11.518566                  70                 811                   3
JNYSAI206P224000               11.515284                1564               18011                 120
JNYSAI206P224200               11.513811                 802                9231                 128
JNYSAI206P224500               11.510355                  13                 150                   0
JNYSAI206P224600               11.510706                1504               17307                  89
JNYSAI206P225600               11.502993                 601                6909                  74
JNYSAI206P225950               11.500519                 453                5212                  41
JNYSAI206P226700               11.494715                 607                6972                   5
JNYSAI206P226950               11.492672                   0                   0                   6
JNYSAI206P227000               11.492437                 272                3122                  31
JNYSAI206P228000               11.484815                2266               26025                 250
JNYSAI206P229500               11.473288                 482                5531                  96
JNYSAI207P14000                 10.12703                1000               10127                  59
JNYSAI207P18200                10.108988                 575                5808                  43
JNYSAI207P213500               11.288517                1107               12495                   5
JNYSAI207P216000               11.269896                 895               10085                  45
JNYSAI207P216500                11.26619                1199               13503                  77
JNYSAI207P217500               11.258449                2041               22981                  70
JNYSAI207P217950                11.25527                2719               30600                 293
JNYSAI207P218500               11.251138                 444                4997                  37
JNYSAI207P219000               11.247264                 235                2647                   6
JNYSAI207P219100               11.247319                 209                2356                  14
JNYSAI207P219200               11.245929                3742               42084                 159
JNYSAI207P219950               11.238952                 791                8888                  68

JNYSAI207P220000               11.239907                2488               27963                 104
JNYSAI207P220450               11.236582                 987               11085                  52
JNYSAI207P220500                11.23624                4160               46743                 526
JNYSAI207P221450                11.22916                 417                4686                   3
JNYSAI207P221600               11.227579                2370               26605                 112
JNYSAI207P221700               11.237837                   2                  25                   0
JNYSAI207P222100               11.224315                   0                   0                 125
JNYSAI207P222950               11.218005                4780               53622                 371
JNYSAI207P223000                11.21762                2923               32787                 317
JNYSAI207P223100               11.216941                 399                4473                  53
JNYSAI207P223450               11.214285                1118               12541                 128
JNYSAI207P224200               11.208667                 528                5921                  84
JNYSAI207P224500               11.206495                3198               35837                 313
JNYSAI207P225950                11.19575                 391                4372                   4
JNYSAI207P227200               11.186412                 914               10221                 121
JNYSAI208P14000                10.560831                1850               19534                 113
JNYSAI208P18200                10.448679                2413               25213                  76
JNYSAI208P213500               10.931928                4109               44915                  68
JNYSAI208P216000               10.913653                2435               26571                  86
JNYSAI208P216500               10.909948                1584               17279                  54
JNYSAI208P217000               10.906393                 848                9248                  34
JNYSAI208P217500               10.902796                2084               22719                  70
JNYSAI208P217700               10.901817                 153                1665                   5
JNYSAI208P217950               10.899533                1833               19980                 193
JNYSAI208P218500               10.895533                4038               43997                 100
JNYSAI208P219100               10.891521                 214                2336                  14
JNYSAI208P220000               10.884701                9535              103780                 441
JNYSAI208P220200               10.883501                1353               14722                  81
JNYSAI208P220450               10.881465                1015               11049                  52
JNYSAI208P220500               10.879831                 144                1566                  16
JNYSAI208P220700               10.879649                1079               11744                  66
JNYSAI208P221600               10.873187                1113               12099                  45
JNYSAI208P221700               10.872459                 651                7074                  29
JNYSAI208P222200               10.869115                  52                 566                   1
JNYSAI208P223000               10.863066                 986               10714                  70
JNYSAI208P223100               10.862377                3546               38517                 204
JNYSAI208P223450               10.943886                   7                  80                   0
JNYSAI208P223700               10.860818                  48                 519                   2
JNYSAI208P224200                10.85443                 924               10035                 120
JNYSAI208P224500               10.851531                  14                 147                   0
JNYSAI208P225600               10.844563                4141               44907                 178
JNYSAI208P225950               10.841787                 202                2193                   2
JNYSAI208P226100                10.84076                 752                8150                 128
JNYSAI208P226700               10.836446                 426                4615                   3
JNYSAI208P228600               10.822833                 579                6271                  12
JNYSAI224P14000                12.176509               40611              494502                4572
JNYSAI224P18200                11.314907               25158              284666                3526
JNYSAI224P212500               11.926526               14880              177468                1889
JNYSAI224P213500               11.911873              619436             7378645               48058
JNYSAI224P214000               11.904469                6222               74072                 215
JNYSAI224P215000               11.889693               22032              261957                1828
JNYSAI224P216000                11.87505              556932             6613592               58173

JNYSAI224P216500               11.867594              208963             2479886                8885
JNYSAI224P216700                  11.864                9058              107466                 347
JNYSAI224P217000               11.860294                4936               58547                2282
JNYSAI224P217450               11.853776               27303              323639                4268
JNYSAI224P217500               11.853046              871347            10328122               86361
JNYSAI224P217700               11.850056              202746             2402546               24111
JNYSAI224P217950               11.846491               11642              137913                1942
JNYSAI224P218000               11.854453               16091              190755                1163
JNYSAI224P218500               11.838312              114773             1358715               17480
JNYSAI224P219000               11.831038              151523             1792680               11030
JNYSAI224P219100               11.823817               83257              984414                4461
JNYSAI224P219200               11.827977                3778               44692                 704
JNYSAI224P219450               11.824404                1499               17726                 554
JNYSAI224P219500                11.82366               81762              966723                9404
JNYSAI224P219600               11.822221               93086             1100488               14791
JNYSAI224P219700               11.820701               21721              256762                1634
JNYSAI224P219950               11.817021               32016              378337                4778
JNYSAI224P220000                11.81642              322064             3805647               44572
JNYSAI224P220200               11.813542               99788             1178849               11518
JNYSAI224P220450               11.809753               43730              516444                3614
JNYSAI224P220500               11.809095              193872             2289451               27441
JNYSAI224P220700               11.806177               98624             1164369               20373
JNYSAI224P220950               11.802395               11584              136724                1994
JNYSAI224P221000               11.801725               19128              225742                1559
JNYSAI224P221200               11.798712                   0                   0                  67
JNYSAI224P221450               11.795129               58181              686254                8161
JNYSAI224P221500               11.794382               45774              539873                2649
JNYSAI224P221600               11.792953               64965              766128                7068
JNYSAI224P221700               11.791579              112469             1326186               17621
JNYSAI224P221950               11.787806                3189               37586                 827
JNYSAI224P222000               11.787199               24615              290137                3558
JNYSAI224P222100                 11.7856               19742              232666                2009
JNYSAI224P222200               11.784137               14189              167211                 952
JNYSAI224P222450               11.780543                5477               64524                1239
JNYSAI224P222500               11.779783               86836             1022914               11658
JNYSAI224P222700               11.776888               13472              158659                2664
JNYSAI224P222950               11.773198               58120              684264                1038
JNYSAI224P223000                11.77246               77546              912902                6792
JNYSAI224P223100               11.771139               79396              934582                7501
JNYSAI224P223200               11.769596               13993              164697                1178
JNYSAI224P223450               11.765933                9161              107785                1644
JNYSAI224P223600               11.763722                3301               38831                 164
JNYSAI224P223700               11.761665                 273                3211                   7
JNYSAI224P223950               11.758623               12038              141550                2187
JNYSAI224P224000               11.757914               19966              234757                1530
JNYSAI224P224100               11.756473                2518               29602                 491
JNYSAI224P224200               11.755166               96872             1138745               15280
JNYSAI224P224450               11.751482               45187              531014                6218
JNYSAI224P224500               11.750611               19156              225099                5200
JNYSAI224P224600                11.74913                8323               97789                1149
JNYSAI224P224700               11.747844               24226              284599                4333
JNYSAI224P225000               11.743347               27230              319775                4812

JNYSAI224P225200               11.740441               19462              228489                2235
JNYSAI224P225450                11.73679                 962               11285                  35
JNYSAI224P225500               11.736147               11115              130448                1742
JNYSAI224P225600               11.734705               28998              340278                6970
JNYSAI224P225950               11.729584                2330               27329                 620
JNYSAI224P226000               11.728815                1379               16173                  81
JNYSAI224P226100               11.727371               15695              184061                1562
JNYSAI224P226200               11.725901                2889               33871                 133
JNYSAI224P226450               11.722299                4964               58184                 661
JNYSAI224P226600               11.720107                2532               29678                 423
JNYSAI224P226700               11.718637                3659               42873                 929
JNYSAI224P226950               11.715163                8053               94341                2457
JNYSAI224P227000               11.714331                2215               25943                 604
JNYSAI224P227100               11.712831               14223              166595                 466
JNYSAI224P227200               11.711211                3398               39794                  33
JNYSAI224P227600               11.705579                1595               18676                  55
JNYSAI224P228000               11.699842               41198              482014                5479
JNYSAI224P228100               11.698335               24756              289599                3794
JNYSAI224P228500               11.692524                2663               31133                 639
JNYSAI224P228600               11.691105               11625              135906                1225
JNYSAI224P228700               11.689691                1440               16835                 407
JNYSAI224P229200               11.682512                7133               83337                 389
JNYSAI224P229500               11.678118                6772               79079                 701
JNYSAI224P229600               11.676639                9081              106039                 243
JNYSAI224P231100               11.654963                8849              103129                 213
JNYSAI225P14000                10.841686                2954               32026                 298
JNYSAI225P18200                10.912323                6466               70557                 546
JNYSAI225P212500                12.01652                1481               17792                 211
JNYSAI225P213500               12.001696               57915              695074                4263
JNYSAI225P214000               11.994244                2460               29506                  85
JNYSAI225P215000               11.979402                4808               57595                 572
JNYSAI225P216000               11.964633               78484              939033                7207
JNYSAI225P216500               11.956977               46510              556115                2389
JNYSAI225P216700               11.954361                1582               18907                 296
JNYSAI225P217000               11.967918                2582               30899                 171
JNYSAI225P217450               11.942907                 698                8333                 101
JNYSAI225P217500                11.94257               50242              600016                3182
JNYSAI225P217700               11.939438                3603               43021                 336
JNYSAI225P219000               11.920202               15056              179467                1470
JNYSAI225P219100               11.919281               41255              491727                6743
JNYSAI225P219500               11.912844                9151              109020                1442
JNYSAI225P219600               11.911262               21857              260345                2506
JNYSAI225P219700               11.909926                 761                9058                 167
JNYSAI225P219950               11.906147               30004              357231                4751
JNYSAI225P220000               11.905264               40184              478402                4934
JNYSAI225P220200               11.902563                6191               73694                 638
JNYSAI225P220450               11.899094                3226               38388                 139
JNYSAI225P220500                11.89808                4215               50145                 355
JNYSAI225P220700               11.895269                2822               33571                 652
JNYSAI225P221000               11.890676                 624                7423                  83
JNYSAI225P221450                11.88413                1390               16515                 196
JNYSAI225P221600               11.881953               10755              127787                1312

JNYSAI225P221700               11.880532                1472               17493                 221
JNYSAI225P221950               11.876759                9315              110630                1128
JNYSAI225P222000               11.876118                1242               14751                 245
JNYSAI225P222100               11.874636                8529              101279                 940
JNYSAI225P222500               11.868654               12142              144112                 929
JNYSAI225P222700               11.865743                   0                   0                 618
JNYSAI225P223000               11.861337               20458              242656                1600
JNYSAI225P223100               11.859852               16083              190743                2281
JNYSAI225P223200               11.858388                 940               11144                   1
JNYSAI225P223450               11.854681                1174               13914                  23
JNYSAI225P223700               11.851229                1801               21349                 476
JNYSAI225P224200               11.843755               10258              121494                 979
JNYSAI225P224600               11.837838                2579               30535                 152
JNYSAI225P225600               11.823531                2354               27833                 510
JNYSAI225P225950               11.818086                2849               33672                 379
JNYSAI225P226450                11.81077                4971               58712                 656
JNYSAI225P226950               11.803462                   0                   0                  11
JNYSAI225P227200               11.799201                 736                8683                  82
JNYSAI225P227600               11.794114                1333               15717                 426
JNYSAI225P228100               11.786893                 636                7491                  89
JNYSAI225P228200               11.785191                2968               34979                 655
JNYSAI225P229500               11.766226                3285               38657                 166
JNYSAI225P230600               11.750182                 977               11485                 203
JNYSAI226P14000                10.688141               19294              206213                2393
JNYSAI226P18200                10.470547               48131              503953                4042
JNYSAI226P212500               10.895956                2409               26250                  84
JNYSAI226P213500               10.882483               70087              762726                7417
JNYSAI226P216000               10.848871               86153              934667                5798
JNYSAI226P216500               10.842072               70507              764447                4277
JNYSAI226P216700               10.851338                 104                1133                   8
JNYSAI226P217000               10.835421               10581              114647                4093
JNYSAI226P217500               10.828767              256536             2777970               29936
JNYSAI226P217700               10.826167               79016              855445                7574
JNYSAI226P218000               10.820522                1187               12842                 107
JNYSAI226P218500               10.815266               40954              442928                2087
JNYSAI226P219000               10.808587               17280              186768                1735
JNYSAI226P219100               10.807236               75222              812941                6344
JNYSAI226P219200               10.805917                1124               12142                 137
JNYSAI226P219500                10.80189               21578              233087                3058
JNYSAI226P219600               10.800842                3122               33718                 411
JNYSAI226P219950               10.795871                9806              105862                1134
JNYSAI226P220000               10.795239               32916              355335                4658
JNYSAI226P220200               10.792583                9533              102881                 803
JNYSAI226P220450               10.789242                1949               21029                 416
JNYSAI226P220500               10.788518                9005               97147                2174
JNYSAI226P220700               10.940745                   9                  96                   0
JNYSAI226P220950               10.782506               13043              140638                2518
JNYSAI226P221000               10.781848               41497              447410                 857
JNYSAI226P221200                10.77917               23952              258184                1981
JNYSAI226P221450               10.775847                1836               19785                  70
JNYSAI226P221600                10.77383               13048              140574                 965
JNYSAI226P221700               10.772504               31948              344162                5711

JNYSAI226P222000               10.768514               17586              189380                2395
JNYSAI226P222100               10.767148                   0                   0                  58
JNYSAI226P222200               10.765831               15143              163031                 650
JNYSAI226P222500               10.761848                6339               68216                8906
JNYSAI226P222700               10.759166               14703              158191                  89
JNYSAI226P222950               10.755826                4250               45714                 679
JNYSAI226P223000               10.755247               26311              282978                1679
JNYSAI226P223100               10.753826               53509              575422               11658
JNYSAI226P223200               10.777572                 224                2411                  36
JNYSAI226P223450               10.749176                   0                   0                 158
JNYSAI226P223500               10.748487                 317                3410                   1
JNYSAI226P223600               10.746329                 613                6592                  98
JNYSAI226P223700               10.745845               18701              200954                3017
JNYSAI226P223950               10.742487               31629              339775                 254
JNYSAI226P224100                10.74053               36877              396082                3468
JNYSAI226P224200               10.739237              135890             1459352               15628
JNYSAI226P224450               10.735884                4605               49440                 527
JNYSAI226P224500               10.735214                7914               84957                 853
JNYSAI226P224600               10.733882                3480               37351                 727
JNYSAI226P224700               10.732555                8904               95566                1343
JNYSAI226P225000               10.728555                4563               48958                1335
JNYSAI226P225100               10.727226               21327              228776                2137
JNYSAI226P225600               10.720584               14841              159106                2034
JNYSAI226P225950               10.715922                1491               15980                  44
JNYSAI226P226000               10.715284                4752               50923                 587
JNYSAI226P226100               10.713969                6337               67894                 537
JNYSAI226P226200                10.71261                1441               15435                 143
JNYSAI226P226450               10.709297                2084               22323                 415
JNYSAI226P226500               10.708775                1965               21043                 543
JNYSAI226P226600               10.707314                7917               84770                1162
JNYSAI226P226950               10.702677               11332              121283                1518
JNYSAI226P227200               10.699382                9040               96722                 855
JNYSAI226P228100               10.687468               26857              287029                3576
JNYSAI226P228600                10.68084                7743               82700                1200
JNYSAI226P228700               10.679509                3691               39423                 399
JNYSAI226P229200               10.673068                 987               10535                 303
JNYSAI226P230600               10.654469                1034               11018                 199
JNYSAI227P14000                10.266822                2643               27139                 187
JNYSAI227P18200                10.557938               10719              113171                1523
JNYSAI227P213500               10.558004               82480              870819                6659
JNYSAI227P215000               10.538439                 727                7659                 113
JNYSAI227P215500               10.531868                   0                   0                  42
JNYSAI227P216000               10.525302               28461              299558                1639
JNYSAI227P216500               10.518806               26196              275553                1801
JNYSAI227P217000               10.512363                   0                   0                   0
JNYSAI227P217450               10.506443               10748              112927                1583
JNYSAI227P217500               10.505829               68928              724143               11977
JNYSAI227P217700                10.50321                4887               51326                 251
JNYSAI227P217950                10.50004                   0                   0                   0
JNYSAI227P218000               10.499505                1762               18505                 158
JNYSAI227P218500                10.49276                7301               76606                 440
JNYSAI227P219000               10.486268                8966               94023                1014

JNYSAI227P219100               10.484773               93699              982409                7187
JNYSAI227P219450                10.48053                   0                   0                   0
JNYSAI227P219500               10.479783               14411              151025                1940
JNYSAI227P219600               10.478511               16705              175040                1802
JNYSAI227P219700               10.477277                   0                   0                   0
JNYSAI227P220000               10.473409               20896              218852                3636
JNYSAI227P220200               10.470769               12710              133079                2192
JNYSAI227P220450               10.467629                 683                7146                 124
JNYSAI227P220500               10.466797               14655              153396                 544
JNYSAI227P220700               10.464356                2132               22309                  93
JNYSAI227P221000               10.460321                7245               75784                 532
JNYSAI227P221450               10.454502               16228              169652                2391
JNYSAI227P221500               10.453849               11802              123371                 413
JNYSAI227P221600               10.452557               17227              180068                1971
JNYSAI227P221700               10.451229                5593               58457                 634
JNYSAI227P221950               10.448154                   0                   0                   0
JNYSAI227P222000               10.448902                 819                8561                  40
JNYSAI227P222200               10.444797                   0                   0                2038
JNYSAI227P222450               10.441686                   0                   0                   0
JNYSAI227P222500                10.44093                2242               23413                 205
JNYSAI227P222950               10.435386               25720              268394                2824
JNYSAI227P223000               10.434731                1120               11689                 150
JNYSAI227P223100               10.433191                3707               38679                 205
JNYSAI227P223200               10.434555                 187                1953                  32
JNYSAI227P223450               10.428761                   0                   0                   0
JNYSAI227P224200               10.418914                4979               51879                 870
JNYSAI227P224500               10.415088                5440               56661                1066
JNYSAI227P224600                10.41352                 165                1715                  29
JNYSAI227P225500               10.402195               28149              292812                6868
JNYSAI227P225600               10.400918                 874                9088                 227
JNYSAI227P226500               10.389333                1879               19520                 350
JNYSAI227P226600               10.388015                2419               25127                 345
JNYSAI227P226950               10.383673                6755               70139                 714
JNYSAI227P227600               10.375188                4504               46726                 863
JNYSAI227P228000               10.370043                4555               47235                 409
JNYSAI227P228100               10.368755                4836               50146                1420
JNYSAI227P228600               10.362289                1239               12835                  25
JNYSAI227P228700               10.360976                 372                3859                  91
JNYSAI227P229200                 10.3547                4073               42178                1211
JNYSAI228P14000                  9.68761                2527               24485                 243
JNYSAI228P18200                11.160495                 526                5873                  71
JNYSAI228P212500               10.614333                 640                6792                 116
JNYSAI228P213500               10.601372               14939              158375               14321
JNYSAI228P214000               10.594935                2157               22849                  91
JNYSAI228P215000               10.583552                 145                1530                  21
JNYSAI228P216000               10.568511               21112              223126                1985
JNYSAI228P216500               10.561893                 733                7737                  60
JNYSAI228P217000               10.555769                 245                2588                  42
JNYSAI228P217450               10.549562                1615               17040                 192
JNYSAI228P217500               10.548986                8395               88562                 789
JNYSAI228P217700               10.545988                2401               25318                 108
JNYSAI228P219000               10.529314               17305              182214                1344

JNYSAI228P219100               10.528132                 443                4661                  56
JNYSAI228P219200               10.526666                 973               10241                  77
JNYSAI228P219500               10.522777                7313               76948                1012
JNYSAI228P219600               10.521556                1272               13384                 195
JNYSAI228P220000               10.516242               20569              216304                1734
JNYSAI228P220200               10.513704                1773               18636                 247
JNYSAI228P220450               10.510104                   0                   0                  14
JNYSAI228P220500                10.50985                2030               21336                 439
JNYSAI228P220700                10.48217                 250                2619                   2
JNYSAI228P221000                10.50322                 685                7191                  83
JNYSAI228P221450               10.497297                 201                2105                  26
JNYSAI228P221600               10.495455                2847               29877                 136
JNYSAI228P221700               10.494128                 391                4102                  33
JNYSAI228P222000               10.490301                 320                3360                  69
JNYSAI228P222500               10.483825                 542                5681                  69
JNYSAI228P222950               10.477938                 752                7876                   5
JNYSAI228P223000               10.477292                3080               32272                 317
JNYSAI228P223200               10.474701                 457                4786                  37
JNYSAI228P223450               10.471787                 143                1497                  34
JNYSAI228P223700                10.46819                1685               17639                  61
JNYSAI228P224200               10.461805                2986               31241                 485
JNYSAI228P224500               10.457481                  28                 292                   1
JNYSAI228P225000               10.451369               13863              144889                1863
JNYSAI228P225600               10.443615                3203               33447                 516
JNYSAI228P225950               10.548823                   5                  56                   0
JNYSAI228P226200                10.43607                 150                1570                  13
JNYSAI228P228000               10.412593                4305               44831                 690
JNYSAI228P228200               10.409995                1877               19541                 371
JNYSAI229P14000                16.208838               20520              332613                2479
JNYSAI229P18200                15.033758               30643              460686                6576
JNYSAI229P213500                 15.5972               74056             1155063                4013
JNYSAI229P214000               15.587446               91371             1424235               17370
JNYSAI229P215000               15.566318                 116                1800                  25
JNYSAI229P215500               15.558469                 656               10200                  90
JNYSAI229P216000               15.548979               95734             1488564                8734
JNYSAI229P216500               15.539161               43156              670603                4599
JNYSAI229P216700               15.535423               28435              441747                6253
JNYSAI229P217000               15.529709               22204              344826                4363
JNYSAI229P217450               15.521514                2206               34237                 269
JNYSAI229P217500               15.520124              144177             2237638               15779
JNYSAI229P217700               15.516772               70101             1087736                4641
JNYSAI229P217950               15.511406              212266             3292538               46701
JNYSAI229P218000               15.510565                1314               20380                 109
JNYSAI229P218500               15.500843                1880               29148                 506
JNYSAI229P219000               15.491065               38636              598513                2968
JNYSAI229P219100               15.489587               14684              227454                2040
JNYSAI229P219200               15.487417              246572             3818763               60111
JNYSAI229P219450               15.482682               11293              174852                2439
JNYSAI229P219500               15.481676               14684              227334                3232
JNYSAI229P219600               15.479808              445255             6892469              113133
JNYSAI229P219700               15.477917                6391               98919                1482
JNYSAI229P220000               15.472117               58750              908990               13574

JNYSAI229P220200                15.46824              202491             3132186               31059
JNYSAI229P220450               15.463513               12671              195932                2233
JNYSAI229P220500               15.462601               30354              469355                3407
JNYSAI229P220700               15.458657               20805              321611                5256
JNYSAI229P220950               15.453847                1422               21970                 337
JNYSAI229P221000               15.452864                 555                8573                 383
JNYSAI229P221200               15.449063                9101              140606                1299
JNYSAI229P221450               15.444252                3304               51030                 394
JNYSAI229P221500               15.443292               25178              388837                1234
JNYSAI229P221600               15.441431               65416             1010117               13389
JNYSAI229P221700               15.439541               33603              518809                4983
JNYSAI229P221950               15.434754               14830              228892                3619
JNYSAI229P222000               15.433827               10295              158888                2562
JNYSAI229P222100               15.431829                6946              107185                 765
JNYSAI229P222450               15.425223                3986               61491                1215
JNYSAI229P222500               15.424178                6587              101596                1213
JNYSAI229P222700               15.420559               43069              664148                5789
JNYSAI229P222950               15.415191               22383              345045                 997
JNYSAI229P223000                15.41742               12645              194951                1276
JNYSAI229P223100               15.412762               21621              333241                4218
JNYSAI229P223200               15.410826               14035              216293                1369
JNYSAI229P223450               15.406239               11296              174025                2075
JNYSAI229P223600               15.403193                 941               14500                  35
JNYSAI229P223700               15.401494                8500              130912                 961
JNYSAI229P224200               15.391802               73379             1129434               10091
JNYSAI229P224450               15.387032                 744               11445                 179
JNYSAI229P224500               15.385948                3000               46164                 634
JNYSAI229P224600               15.383996                 183                2809                  46
JNYSAI229P224700               15.382308                3829               58894                 724
JNYSAI229P225000               15.376514                3926               60374                 113
JNYSAI229P225200               15.372692                4836               74350                 698
JNYSAI229P225600               15.365229               22140              340192                4697
JNYSAI229P225950               15.358497                3438               52809                 887
JNYSAI229P226100               15.355556                2447               37570                 318
JNYSAI229P226200               15.353927                1942               29824                  51
JNYSAI229P226450               15.348853                4069               62461                 716
JNYSAI229P226500                15.34792                 391                6004                  96
JNYSAI229P226700               15.344156                4011               61544                1082
JNYSAI229P226950               15.339524                   0                   0                   5
JNYSAI229P227000               15.338494                2026               31075                 648
JNYSAI229P227200               15.334603                2597               39827                 555
JNYSAI229P228100               15.317573                3120               47796                1075
JNYSAI229P228200               15.315636                1543               23634                 404
JNYSAI229P229200               15.296657               12154              185909                 986
JNYSAI229P230600               15.270289                 441                6737                 110
JNYSAI229P233600               15.213596                7701              117161                 274
JNYSAI54P14000                 15.277687               12224              186756                2667
JNYSAI54P15000                  15.22818                   0                   0                   0
JNYSAI54P18200                 15.070244               12316              185598                3452
JNYSAI54P18250                 15.067797                   0                   0                   0
JNYSAI54P211000                 8.728429                6363               55539                 591
JNYSAI54P212500                 8.642115               10562               91276                1107

JNYSAI54P213500                 8.584992               18754              161001                1537
JNYSAI54P214000                  8.56266               15143              129666                1827
JNYSAI54P215000                 8.500166               10993               93438                1343
JNYSAI54P215500                 8.471929                3935               33338                 499
JNYSAI54P216000                  8.44419               12000              101326                1429
JNYSAI54P216500                 8.416206               10192               85782                 776
JNYSAI54P216700                 8.405068               11456               96290                1486
JNYSAI54P217000                 8.388425                6172               51771                 867
JNYSAI54P217500                 8.360655               30940              258679                3780
JNYSAI54P217700                 8.349315               16173              135038                1729
JNYSAI54P217950                 8.339363                2189               18255                 312
JNYSAI54P218000                 8.341432                1293               10784                 179
JNYSAI54P218500                 8.305445                8486               70480                1316
JNYSAI54P218950                 8.280679                2321               19222                 354
JNYSAI54P219000                 8.277351                 315                2611                   6
JNYSAI54P219100                 8.272079                1532               12669                 238
JNYSAI54P219200                 8.266622                1636               13528                 241
JNYSAI54P219450                 8.253539                 772                6368                 143
JNYSAI54P219500                 8.250472                4865               40135                 631
JNYSAI54P219600                  8.24514               12094               99714                2122
JNYSAI54P219700                 8.239646                2475               20393                 390
JNYSAI54P220000                 8.222873               10055               82678                 615
JNYSAI54P220200                 8.212458               26318              216138                2570
JNYSAI54P220450                 8.198602               39551              324263                1307
JNYSAI54P220500                 8.196114                4637               38005                 714
JNYSAI54P220700                 8.184856                3417               27967                  98
JNYSAI54P220950                 8.171714                 831                6788                 138
JNYSAI54P221500                 8.141858                1979               16111                 537
JNYSAI54P221600                 8.135382                 127                1029                  19
JNYSAI54P221700                 8.130743                3459               28124                 394
JNYSAI54P221950                 8.117775                   0                   0                   0
JNYSAI54P222200                 8.104271                5790               46924                1011
JNYSAI54P222450                 8.090893                1418               11476                 251
JNYSAI54P222500                 8.088088                4661               37695                 408
JNYSAI54P222700                 8.077453               13929              112514                2415
JNYSAI54P222950                 8.064009                2076               16739                 315
JNYSAI54P223000                 8.061437                7188               57942                2105
JNYSAI54P223200                  8.05076                4353               35043                 448
JNYSAI54P223500                 8.034319                1418               11390                 252
JNYSAI54P223700                 8.024175                3730               29928                 691
JNYSAI54P223950                 8.010773                 233                1865                  44
JNYSAI54P224000                 8.008018                6526               52258                1174
JNYSAI54P224200                 7.997138               10413               83278                1450
JNYSAI54P224450                  7.98431                1252               10000                 230
JNYSAI54P224500                 7.981812               13574              108344                2179
JNYSAI54P224700                 7.971131                1271               10131                 245
JNYSAI54P224950                 7.957995                 934                7433                 196
JNYSAI54P225200                 7.944363                1262               10027                 169
JNYSAI54P225500                 7.928541                2407               19080                  59
JNYSAI54P226500                 7.872243                 551                4338                  92
JNYSAI54P228000                 7.798783                   0                   0                   9
JNYSAI54P229700                 7.710878                2558               19726                 256

JNYSAI54P231700                 7.609764                   0                   0                   0
JNYSAI54P232200                 7.584633                1251                9488                  58
JNYSAI54P235200                 7.435297                   0                   0                   0

                     JACKSON NATIONAL LIFE INSURANCE COMPANY

                                AND SUBSIDIARIES





                        CONSOLIDATED FINANCIAL STATEMENTS


                                DECEMBER 31, 2005

JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2005

--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm                      1



Consolidated Balance Sheets                                                  2



Consolidated Income Statements                                               3



Consolidated Statements of Stockholder's Equity and Comprehensive Income     4



Consolidated Statements of Cash Flows                                        5



Notes to Consolidated Financial Statements                                   6

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Stockholder of Jackson National Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2005 and 2004, and the related consolidated income statements and the consolidated statements of stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005 in conformity with U.S. generally accepted accounting principles.

As discussed more fully in note 2 to the consolidated financial statements, effective January 1, 2004, Jackson National Life Insurance Company adopted Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" issued by the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants.






Chicago, Illinois
March 7, 2006

                        JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                   CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED BALANCE SHEETS
(IN THOUSANDS, EXCEPT PER SHARE INFORMATION)

--------------------------------------------------------------------------------------------------------
                                                                                      DECEMBER 31,
                                                                                   2005         2004
                                                                                -----------  -----------
ASSETS
   Investments:
     Cash and short-term investments                                            $   729,695  $ 1,420,426
     Investments available for sale, at fair value:
       Fixed maturities (amortized cost: 2005, $39,633,811; 2004, $37,277,202)   40,249,207   39,187,163
       Equities (cost: 2005, $313,498; 2004, $138,291)                              326,478      150,389
     Trading securities, at fair value                                              138,685      124,598
     Mortgage loans                                                               4,989,516    4,633,010
     Policy loans                                                                   804,009      717,503
     Other invested assets                                                        1,414,720    1,634,097
                                                                                -----------  -----------
         Total investments                                                       47,867,186
                                                                                              48,652,310

     Accrued investment income                                                      553,120      523,974
     Deferred acquisition costs                                                   2,548,473    1,933,901
     Deferred sales inducements                                                     253,083      161,589
     Reinsurance recoverable                                                        943,738      640,757
     Value of acquired insurance                                                     23,578       45,768
     Income taxes receivable from Parent                                             50,633       28,110
     Other assets                                                                    83,180       58,057
     Separate account assets                                                     14,720,596   10,352,915
                                                                                -----------  -----------
         Total assets                                                           $67,828,711  $61,612,257
                                                                                ===========  ===========

LIABILITIES AND STOCKHOLDER'S EQUITY
   LIABILITIES
     Policy reserves and liabilities:
       Reserves for future policy benefits and claims payable                   $ 2,551,779  $ 1,311,174
       Deposits on investment contracts                                          35,273,715   34,146,356
       Guaranteed investment contracts                                            1,983,693    1,896,284
     Trust instruments supported by funding agreements                            5,609,059    5,884,484
     Federal Home Loan Bank advances                                                100,209           --
     Notes payable                                                                  486,939      503,891
     Securities lending payable                                                     428,032      856,163
     Deferred income taxes                                                           40,583      166,938
     Other liabilities                                                            1,760,763    1,611,224
     Separate account liabilities                                                14,720,596   10,352,915
                                                                                -----------  -----------
         Total liabilities                                                       62,955,368   56,729,429
                                                                                -----------  -----------

     Minority interest                                                                7,186       10,037
                                                                                -----------  -----------

   STOCKHOLDER'S EQUITY
     Common stock, $1.15 par value; authorized 50,000 shares;
       issued and outstanding 12,000 shares                                          13,800       13,800
     Additional paid-in capital                                                   2,854,533    2,562,214
     Accumulated other comprehensive income, net of
       tax of $141,725 in 2005 and $401,327 in 2004                                 263,203      745,430
     Retained earnings                                                            1,734,621    1,551,347
                                                                                -----------  -----------
         Total stockholder's equity                                               4,866,157    4,872,791
                                                                                -----------  -----------
         Total liabilities and stockholder's equity                             $67,828,711  $61,612,257
                                                                                ===========  ===========


                      See accompanying notes to consolidated financial statements.


                             JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED INCOME STATEMENTS
(IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------
                                                                                  YEARS ENDED DECEMBER 31,
                                                                              2005          2004          2003
                                                                           -----------   -----------   -----------
REVENUES
   Premiums                                                                $   199,061   $   162,342   $   173,411
   Net investment income                                                     2,879,440     2,689,945     2,623,515
   Net realized gains (losses) on investments                                   12,984       138,656       (60,966)
   Risk management activity                                                    169,827        90,814      (127,949)
   Fee income                                                                  509,376       387,386       330,552
   Other income                                                                 38,815        84,451        31,725
                                                                           -----------   -----------   -----------
     Total revenues                                                          3,809,503     3,553,594     2,970,288
                                                                           -----------   -----------   -----------
BENEFITS AND EXPENSES
   Death and other policy benefits                                             428,162       379,175       393,794
   Interest credited on deposit liabilities                                  1,434,807     1,364,803     1,575,254
   Interest expense on trust instruments supported
     by funding agreements                                                     217,917       143,317       131,792
   Interest expense on Federal Home Loan Bank advances, notes
     and reverse repurchase agreements                                          50,249        42,376        35,919
   Increase in reserves, net of reinsurance                                     19,466        19,340         4,534
   Commissions                                                                 537,303       483,005       423,446
   General and administrative expenses                                         341,793       290,863       258,650
   Deferral of policy acquisition costs                                       (556,564)     (507,660)     (462,032)
   Deferral of sales inducements                                               (92,381)      (86,430)      (98,480)
   Amortization of acquisition costs:
     Attributable to operations                                                364,907       419,048       242,608
     Attributable to risk management activity                                   64,962         4,674       (59,809)
     Attributable to net realized gains (losses) on investments                  2,671        12,208        (1,852)
   Amortization of deferred sales inducements:
     Attributable to operations                                                 55,639        38,039        19,192
     Attributable to risk management activity                                    7,632         9,087         8,570
     Attributable to net realized gains (losses) on investments                    459         2,902          (254)
   Amortization of acquired insurance                                           22,190        20,882        19,647
                                                                           -----------   -----------   -----------
     Total benefits and expenses                                             2,899,212     2,635,629     2,490,979
                                                                           -----------   -----------   -----------
     Pretax income from continuing operations before
       minority interest                                                       910,291       917,965       479,309
   Minority interest                                                              (922)      (49,041)      (14,628)
                                                                           -----------   -----------   -----------
     Pretax income from continuing operations
                                                                               909,369       868,924       464,681
   Federal income tax expense                                                  315,295       304,076       164,994
                                                                           -----------   -----------   -----------
     Income from continuing operations before discontinued
       operations and cumulative effect of change in accounting principle      594,074       564,848       299,687
   Income from discontinued operations, net of tax                                  --        56,776        23,729
                                                                           -----------   -----------   -----------
     Income before cumulative effect of change
       in accounting principle                                                 594,074       621,624       323,416
   Cumulative effect of change in accounting principle, net of tax                  --         8,912            --
                                                                           -----------   -----------   -----------
     NET INCOME                                                            $   594,074   $   630,536   $   323,416
                                                                           ===========   ===========   ===========
   Pro forma net income assuming the change in
     accounting principle is applied retroactively                                       $   621,624   $   322,302
                                                                                         ===========   ===========

                           See accompanying notes to consolidated financial statements.


                  JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                              CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)

---------------------------------------------------------------------------------------------

                                                                 YEARS ENDED DECEMBER 31,
                                                               2005       2004        2003
                                                           ----------   ---------   ---------
COMMON STOCK, BEGINNING AND END OF YEAR                     $  13,800   $  13,800   $  13,800
                                                           ----------  ----------  ----------
ADDITIONAL PAID-IN-CAPITAL
Beginning of year                                           2,562,214   2,533,535   2,484,228
   Capital contributions                                      292,319      28,679      49,307
                                                           ----------  ----------  ----------
End of year                                                 2,854,533   2,562,214   2,533,535
                                                           ----------  ----------  ----------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Beginning of year                                             745,430     814,102     449,382
     Net unrealized investment gains (losses), net of
       reclassification adjustment and net of tax            (482,227)    (68,672)    364,720
                                                           ----------  ----------  ----------
End of year                                                   263,203     745,430     814,102
                                                           ----------  ----------  ----------
RETAINED EARNINGS
Beginning of year                                           1,551,347   1,040,811     802,595
   Net income                                                 594,074     630,536     323,416
   Dividends paid to stockholder                             (410,800)   (120,000)    (85,200)
                                                           ----------  ----------  ----------
End of year                                                 1,734,621   1,551,347   1,040,811
                                                           ----------  ----------  ----------
TOTAL STOCKHOLDER'S EQUITY                                 $4,866,157  $4,872,791  $4,402,248
                                                           ==========  ==========  ==========

                                                                 YEARS ENDED DECEMBER 31,
                                                              2005         2004        2003
                                                            ---------   ---------   ---------
Net income                                                  $ 594,074   $ 630,536   $ 323,416
Net unrealized holding gains (losses) arising during
   the period, net of tax of $(243,143) in 2005; $(11,016)
   in 2004 and $154,863 in 2003                              (451,661)    (19,721)    288,084
Reclassification adjustment for gains (losses) included in
   net income, net of tax of $(16,459) in 2005; $(26,358)
   in 2004 and $41,265 in 2003                                (30,566)    (48,951)     76,636
                                                            ---------   ---------   ---------
COMPREHENSIVE INCOME                                        $ 111,847   $ 561,864   $ 688,136
                                                            =========   =========   =========

                See accompanying notes to consolidated financial statements.


                               JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                          CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------

                                                                                    YEARS ENDED DECEMBER 31,
                                                                               2005          2004           2003
                                                                           ------------   ------------   ------------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                                              $    594,074   $    630,536   $    323,416
   Less income from discontinued operations                                          --        (56,776)       (23,729)

   Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
       Net realized (gains) losses on investments                               (12,984)      (138,656)        60,966
       Unrealized gains on trading portfolio                                       (565)        (8,360)            --
       Risk management activity                                                (169,827)       (90,814)       127,949
       Interest credited on deposit liabilities                               1,434,807      1,364,803      1,575,254
       Interest expense on trust instruments supported
         by funding agreements                                                  217,917        143,317        131,792
       Interest accrued on Federal Home Loan Bank advances                          209             --             --
       Other charges                                                           (245,877)      (216,383)      (226,156)
       Amortization of discount and premium on investments                      (72,853)        34,514        103,604
       Deferred income tax provision                                            141,115        216,880         57,681
       Change in (net of effects of contribution of subsidiary):
         Accrued investment income                                               (7,630)       (29,741)       (17,061)
         Deferred sales inducements and acquisition costs                      (154,653)      (124,385)      (352,056)
         Trading portfolio activity, net                                        (13,522)       (15,726)            --
         Value of acquired insurance                                             22,190         20,882         19,647
         Income taxes receivable from Parent                                    (22,523)       (19,485)       (64,717)
         Other assets and liabilities, net                                      348,543        370,851        168,317
       Net cash provided by operating activities of
         discontinued operations                                                     --         28,671         55,454
                                                                           ------------   ------------   ------------
   NET CASH PROVIDED BY OPERATING ACTIVITIES                                  2,058,421      2,110,128      1,940,361
                                                                           ------------   ------------   ------------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Sales of fixed maturities and equities available for sale                  2,889,975      3,536,656     11,870,808
   Principal repayments, maturities, calls and redemptions:
     Fixed maturities available for sale                                      2,956,801      2,836,775      4,184,613
     Mortgage loans                                                             914,758        804,356             69
   Purchases of:
     Fixed maturities and equities available for sale                        (6,676,587)    (7,551,922)   (18,565,653)
     Mortgage loans                                                          (1,278,434)    (1,111,534)    (1,008,846)
   Other investing activities                                                  (419,823)      (256,443)    (1,853,397)
   Proceeds from sale of discontinued operations                                     --        260,051             --
   Net cash provided by (used in) investing activities of
     discontinued operations                                                         --        376,480       (178,856)
                                                                           ------------   ------------   ------------
   NET CASH USED IN INVESTING ACTIVITIES                                     (1,613,310)    (1,105,581)    (5,551,262)
                                                                           ------------   ------------   ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Policyholders' account balances:
     Deposits                                                                 9,355,451      8,300,160      6,783,741
     Withdrawals                                                             (6,598,525)    (6,180,543)    (5,377,602)
   Net transfers to separate accounts                                        (3,564,891)    (2,394,722)    (1,523,759)
   Proceeds from notes                                                               --         26,264         23,485
   Payments on notes                                                             (3,747)       (44,784)      (220,220)
   Payment of cash dividends to Parent                                         (410,800)      (120,000)       (85,200)
   Capital contribution                                                          86,670             --         20,000
   Net cash provided by (used in) financing activities of
     discontinued operations                                                         --       (426,055)       124,615
                                                                           ------------   ------------   ------------
   NET CASH USED IN FINANCING ACTIVITIES                                     (1,135,842)      (839,680)      (254,940)
                                                                           ------------   ------------   ------------
   NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS                  (690,731)       164,867     (3,865,841)
CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                            1,420,426      1,255,559      5,121,400
                                                                           ------------   ------------   ------------
TOTAL CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD                            729,695      1,420,426      1,255,559
LESS CASH AND SHORT-TERM INVESTMENTS FROM DISCONTINUED OPERATIONS                    --             --        (24,877)
                                                                           ------------   ------------   ------------
NET CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD                         $    729,695   $  1,420,426   $  1,230,682
                                                                           ============   ============   ============

                            See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------

1.    NATURE OF OPERATIONS

      Jackson National Life Insurance Company (the "Company" or "JNL") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. JNL, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts ("GICs") and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

      The consolidated financial statements include the accounts of the following:

          o Life insurers: JNL and its wholly owned subsidiaries Jackson National Life Insurance Company of New York, Jackson National Life (Bermuda) LTD and Life Insurance Company of Georgia ("Life of Georgia") from May 31, 2005 to December 31, 2005, when it was merged with JNL;

          o Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, Inc., Jackson National Asset Management, LLC and Curian Capital, LLC;

          o    Wholly owned insurance agency: JNL Southeast Agency, LLC;

          o PPM America Special Investments Fund, L.P. ("SIF I") and PPM America Special Investments CBO II, L.P. ("CBO II"), (collectively, "PPMA Funds"). JNL has effective managerial control of the PPMA Funds. JNL owns 72.0% interest in SIF I and 15.1% interest in CBO II;

          o Tuscany CDO, Limited ("Tuscany"), a variable interest entity created in 2001 to securitize certain fixed maturities owned by JNL. JNL is the primary beneficiary of Tuscany;

          o Other partnerships, limited liability companies and variable interest entities in which JNL has a controlling interest or is deemed the primary beneficiary;

          o The discontinued operations of Jackson Federal Bank ("Jackson Federal") through October 28, 2004. See note 4 for additional information.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION
      The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform with the current year presentation with no impact on stockholder's equity or net income.

      The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities without readily ascertainable market values and the determination of when an unrealized loss is other than temporary; 2) assessments as to whether certain entities are variable interest entities and which party, if any, should consolidate the entity; 3) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; and 6) estimates related to recoverability of acquired insurance in force, establishment of loan loss reserves, liabilities for lawsuits and establishment of the liability for state guaranty fund assessments.

      CHANGES IN ACCOUNTING PRINCIPLES

      In May 2005, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 requires that, unless impracticable or absent explicit transition requirements specific to the newly adopted accounting principle, companies apply changes in accounting principles on a retrospective basis. FAS 154 is effective for accounting changes and corrections or errors made in fiscal years beginning after December 15, 2005. The adoption of FAS 154 is not expected to have a material impact on JNL's results of operations or financial position.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      In March 2004, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" ("EITF 03-01"). EITF 03-01 provides more specific guidance on how to determine when an investment is considered impaired, whether the impairment is other than temporary, and how to measure an impairment loss. On September 30, 2004, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position EITF Issue 03-1-1, "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-01, 'The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments'" delaying the effective date of paragraphs 10-20 of EITF 03-01 until the FASB has resolved certain implementation issues. On June 29, 2005, the FASB concluded that the current guidance included in EITF 03-01 was adequate and that further clarification was not necessary. JNL adopted the disclosure requirements of EITF 03-01 for the year ended December 31, 2004, with no impact on JNL's results of operations or financial position.

      Effective January 1, 2004, JNL adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants' Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses separate account presentation, transfers of assets from the general account to the separate account, valuation of certain insurance liabilities and policy features such as guaranteed minimum death benefits and annuitization benefits and accounting for sales inducements. At January 1, 2004, the Company recorded an $8.9 million gain, net of increased deferred acquisition cost amortization of $16.2 million and federal income tax expense of $4.8 million, as a cumulative effect of change in accounting principle. The gain resulted from reduced reserving requirements for annuitization benefits on two-tiered annuities offset by additional reserves for certain life products with secondary guarantees. See note 9 for additional information.

      Effective October 1, 2003, JNL adopted Derivatives Implementation Group Statement of Financial Accounting Standards No. 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments" ("DIG B36"). DIG B36 addresses questions related to embedded derivatives in modified coinsurance reinsurance treaties (where funds are withheld by the ceding company) and in debt instruments that incorporate credit risk exposures that are unrelated or partially related to the creditworthiness of the obligor. Implementation of DIG B36 did not have a material impact on JNL's results of operations or financial position.

      Effective July 1, 2003, JNL adopted Statement of Financial Accounting Standards No. 150, "Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity" ("FAS 150"). FAS 150 requires that companies with consolidated entities that will terminate by a specific date, such as limited-life partnerships, disclose the other owners' interests in those limited-life entities based on the fair values of the limited-life entities' assets. The adoption of FAS 150 had no impact on JNL's results of operations or financial position.

      The consolidated financial statements include the PPMA Funds, which are limited life partnerships. Upon termination of the partnerships, the assets will be sold and proceeds distributed to the partners in accordance with their respective partnership interests. The assets of the PPMA Funds are marketable securities, which are carried at fair value, with an appropriate adjustment to minority interest, in the accompanying financial statements. Accordingly, the minority interest liability related to the PPMA Funds is reflected at fair value in the accompanying consolidated balance sheets.

      Effective January 31, 2003, JNL adopted the Financial Accounting Standards Board's ("FASB") Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN 46"), and effective December 31, 2003, JNL adopted FASB Interpretation No. 46 (revised December 2003) ("FIN 46R"). FIN 46R is an interpretation of Accounting Research Bulletin No. 51, "Consolidated Financial Statements," which requires an enterprise to assess whether consolidation of an entity is appropriate based upon its interests in a variable interest entity ("VIE"). FIN 46R provides guidance on how to identify a VIE and how an enterprise should assess its interests in a VIE. It also requires existing VIEs to be consolidated by their primary beneficiaries, defined as the party that absorbs a majority of the expected losses and/or residual returns of the VIE.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      Pursuant to the guidance provided by FIN 46R, the Company has concluded that it owns interests in VIEs that represent primary beneficial interests. These VIEs are included in the consolidated financial statements and include entities structured to hold and manage investments, including real estate properties and interests in commercial loans. In addition, JNL had an investment of $47.5 million and $31.7 million as of December 31, 2005 and 2004, respectively, in debt issued by a VIE structured to hold and manage investments in commercial loans, for which it is not the primary beneficiary.

      COMPREHENSIVE INCOME
      Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

      INVESTMENTS
      Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

      Fixed maturities consist primarily of bonds, notes, redeemable preferred stocks, mortgage-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Mortgage-backed and structured securities are amortized over the estimated redemption period. With regard to structured securities that are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $542.4 million and $544.9 million as of December 31, 2005 and 2004, respectively.

      All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other than temporary, the cost basis of debt securities is reduced to fair value. In determining whether an other than temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values. Any impairments are reflected as realized losses.

      Equities, which include common stocks and non-redeemable preferred stocks, are generally carried at fair value. Equities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary. Any impairments are reflected as realized losses.

      During 2004, the Company transferred its investment in mutual funds from available for sale to a trading portfolio and recognized a loss of $9.3 million. These trading securities primarily consist of investments in mutual funds that support liabilities of the Company's non-qualified, voluntary deferred compensation plans. Also included is seed money that supports newly established variable funds. Trading securities are carried at fair value with changes in value reflected as investment income in the income statement. During 2005 and 2004, $5.4 million and $8.4 million of investment income recognized relates to trading securities held at December 31, 2005 and 2004, respectively.

      Mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses represents the estimated risk of loss for individual mortgages in the portfolio.

      Policy loans are carried at the unpaid principal balances.

      Real estate is carried at the lower of depreciated cost or fair value.

      Limited partnership investments are accounted for using the equity method.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the adjustment for deferred acquisition costs and sales inducements, are excluded from net income and included as a component of other comprehensive income and stockholder's equity.

      DETERMINATION OF FAIR VALUE FOR ILLIQUID DISTRESSED SECURITIES
      Fair values for illiquid distressed securities are primarily determined based on internally derived estimates of discounted future cash flows or expected recovery values. Liquidation values for these illiquid distressed securities would generally be lower, and in many cases significantly lower, than internally derived fair values. The amortized cost and fair value of illiquid distressed securities valued internally were $379.2 million and $387.5 million, respectively, at December 31, 2005 and $394.0 million and $403.8 million, respectively, at December 31, 2004.

      DERIVATIVE INSTRUMENTS, EMBEDDED DERIVATIVES AND RISK MANAGEMENT ACTIVITY The Company enters into financial derivative transactions, including swaps, forwards, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows, which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.

      The Company generally uses free-standing derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements, index linked annuities and variable annuities issued by the Company, contain embedded derivatives as defined by Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The Company does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements of FAS 133 were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from derivative financial instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in risk management activity.

      Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount and are used for hedging purposes. Interest rate swaps are included in other invested assets or other liabilities.

      Forwards consist of interest rate spreadlock agreements, in which the Company locks in the forward interest rate differential between a swap and the corresponding U.S. Treasury security. The forwards are held for investment purposes and are included in other invested assets.

      Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long duration interest rate swap at future exercise dates. The Company purchases and writes put-swaptions with maturities up to 10 years. On a net basis, put-swaptions hedge against significant upward movements in interest rates. Written put-swaptions are entered into in conjunction with associated put-swaptions purchased with identical strike prices and notional amounts ("linked put-swaptions") and are presented as a net position included in other liabilities. Non-linked put-swaptions purchased are included in other invested assets.

      Equity index futures contracts and equity index call and put options, which are used to hedge the Company's obligations associated with its index linked annuities and guarantees in variable annuity products, are included in other invested assets or other liabilities. These annuities contain embedded options whose fair value is included in deposits on investment contracts.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      Total return swaps, in which the Company receives equity returns or returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are included in other invested assets or other liabilities.

      Cross-currency swaps, which embody spot and forward currency swaps and additionally, in some cases, interest rate swaps and equity index swaps, are entered into for the purpose of hedging the Company's foreign currency denominated funding agreements supporting trust instrument obligations. Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are included in other invested assets or other liabilities. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency transaction gains and losses associated with funding agreements hedging activities are included in risk management activity.

      DEFERRED ACQUISITION COSTS
      Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $188.3 million and $676.8 million at December 31, 2005 and 2004, respectively, to reflect this adjustment.

      DEFERRED SALES INDUCEMENTS
      Bonus interest on deferred fixed annuities and contract enhancements on variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred sales inducements have been decreased by $30.4 million and $93.2 million at December 31, 2005 and 2004, respectively, to reflect this adjustment.

      VALUE OF ACQUIRED INSURANCE
      The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years.

      FEDERAL INCOME TAXES
      The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      JNL files a consolidated federal income tax return with Brooke Life, Jackson National Life Insurance Company of New York and Life Insurance Company of Georgia (for the period from May 19, 2005 through December 31,
      2005). Jackson National Life Distributors, Inc. files a separate income tax return. The PPMA Funds file as limited partnerships and pass through the appropriate portion of their income and deductions to their partners. Jackson National Life (Bermuda) LTD is taxed as a controlled foreign corporation of JNL. The other affiliated subsidiary entities are limited liability companies with all of their interests owned by JNL. Accordingly, they are not considered separate entities for income tax purposes; and therefore, are taxed as part of the operations of JNL. Jackson Federal Bank filed a separate income tax return during the period it was owned by JNL. Income tax expense is calculated on a separate company basis.

      POLICY RESERVES AND LIABILITIES
      RESERVES FOR FUTURE POLICY BENEFITS AND CLAIMS PAYABLE:
      For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4.0% to 8.0%. Lapse and expense assumptions are based on Company experience.

      DEPOSITS ON INVESTMENT CONTRACTS:
      For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder's account value. The liability for index linked annuities is based on two components, 1) the imputed value of the underlying guaranteed host contract, and 2) the fair value of the embedded option component of the contract. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

      TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS
      JNL and Jackson National Life Funding, LLC have established a European Medium Term Note program, with up to $6 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. Carrying values totaled $2.2 billion and $2.9 billion at December 31, 2005 and 2004, respectively.

      JNL and Jackson National Life Global Funding have established a $6 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. The carrying values at December 31, 2005 and 2004 totaled $3.4 billion and $3.0 billion, respectively.

      Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

      Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. Foreign currency transaction gains and losses are included in risk management activity.

      FEDERAL HOME LOAN BANK ADVANCES
      During 2005, JNL became a member of the regional Federal Home Loan Bank of Indianapolis ("FHLBI"). In connection with this membership, JNL purchased $30.2 million in FHLBI capital stock. Membership allows JNL access to advances from FHLBI which are collateralized by mortgage related assets in JNL's investment portfolio. These advances are in the form of funding agreements issued to FHLBI. JNL is authorized to draw a maximum of $603.1 million in advances under this program.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      SEPARATE ACCOUNT ASSETS AND LIABILITIES
      The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $14,613.2 million and $10,267.1 million at December 31, 2005 and 2004, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in fee income in the consolidated income statements.

      The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $107.4 million and $85.8 million at December 31, 2005 and 2004, respectively. The Company receives administrative fees for managing the funds. These fees are recorded as earned and included in fee income in the consolidated income statements.

      REVENUE AND EXPENSE RECOGNITION
      Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

      Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management and 12b-1 service fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized as incurred.

      Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

      In 2004, the Company received cash proceeds of $51.9 million from a judgment award in a legal action involving LePages, Inc., a company in which JNL had a controlling interest. This gain was recorded in other income.

3.    ACQUISITIONS

      On May 18, 2005, Brooke Life purchased, in exchange for $260.7 million in cash, 100% of the interest in Life of Georgia, a life insurance company domiciled in Georgia, from ING Groep, N.V. ("ING"). Direct costs of $3.6 million were capitalized in connection with the acquisition. On May 31, 2005, Brooke Life contributed 100% of its interest in Life of Georgia to JNL. The acquisition expands JNL's life insurance base while taking advantage of JNL's low cost structure. The results of Life of Georgia's operations have been included in these consolidated financial statements since acquisition. On December 31, 2005, Life of Georgia was merged into JNL.

      The preliminary purchase price is subject to post-closing adjustments and has been allocated to the assets acquired and liabilities assumed using management's best estimate of fair value as of the acquisition date. JNL is in negotiations with ING over certain post-closing purchase price adjustments. During the first quarter of 2006, any unresolved differences will be submitted to an arbitrator for resolution.

      JNL has recorded in Other assets the value of business acquired totaling $1.1 million. This amount is subject to adjustment based on the final determination of purchase price by the arbitrator.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
3.    ACQUISITIONS (CONTINUED)

      The following table summarizes the estimated fair value of the assets acquired and liabilities assumed (in thousands):

                                                        MAY 31, 2005
                                                        ------------
Cash and short-term investments                         $     86,670
Fixed maturities                                           1,612,767
Other invested assets                                         78,129
Accrued investment income                                     21,516
Deferred income taxes                                          7,868
Other assets                                                  13,679
                                                        ------------
Total assets acquired                                   $  1,820,629
                                                        ============
Reserves for future policy benefits and claims payable  $    881,083
Deposits on investment contracts                             654,361
Other liabilities                                             20,820
                                                        ------------
Total liabilities assumed                               $  1,556,264
                                                        ============
Net assets acquired                                     $    264,365
                                                        ============

      The following table summarizes JNL's unaudited pro forma results of operations assuming the business acquisition had occurred at the beginning of 2004 (in thousands):

                                           UNAUDITED PRO FORMA
                                          -----------------------
                                          YEARS ENDED DECEMBER 31,
                                             2005        2004
                                          ----------  ----------
Revenues                                  $4,013,031  $3,729,228
Total benefits and expenses               $2,976,945  $2,799,273
Pretax income from continuing operations  $1,035,164  $  880,914
Net income                                $  675,841  $  638,330

      The 2005 pro forma amounts include the effects of certain non-recurring restructuring transactions effected by LOG prior to the acquisition. These transactions included transferring certain assets and liabilities to ING affiliates, resulting in revenue of $120.8 million, expenses of $17.0 million, pretax income from operations of $103.8 million and net income of $67.5 million.

4.    DISCONTINUED OPERATIONS

      On October 28, 2004, the Company completed the sale of Jackson Federal, a wholly owned thrift headquartered in Southern California, to Union BanCal
      Corporation for $305.0 million in cash and stock. On October 27, 2004, JNL made a capital contribution of $4.6 million to Jackson Federal prior to closing to fund certain expenses incurred by Jackson Federal related to the sale. The gain on disposal and results of operations of Jackson
      Federal for all periods presented are included in discontinued operations on the consolidated income statement.

                                       13

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
4.    DISCONTINUED OPERATIONS (CONTINUED)

      The following table summarizes certain components of the results of the discontinued operations (in thousands):

                                                     PERIOD ENDED   YEAR ENDED
                                                      OCTOBER 28,  DECEMBER 31,
                                                         2004         2003
                                                     ------------  ------------
Revenues                                             $     79,813  $    108,200
Realized gains                                       $      1,700  $         69
Income from discontinued operations, net of tax of
   $11,064 in 2004 and $9,190 in 2003                $     20,658  $     23,729
Gain on disposal of discontinued operations, net of
   tax of $29,580                                    $     36,118  $         --

      Interest expense on savings deposits, which is included in discontinued operations, totaled $19.5 million and $27.6 million in 2004 and 2003, respectively.

      Interest paid on credit programs offered by the Federal Home Loan Bank, which is included in discontinued operations, totaled $7.0 million and $12.4 million in 2004 and 2003, respectively.

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      Disclosure is required of the fair value of financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, and beginning in 2003 for illiquid distressed securities, fair values are based on estimates using discounted cash flows or other valuation techniques. Such values are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent market quotes and, in many cases, could not be realized in immediate settlement of the instrument.

      The following summarizes the basis used by the Company in estimating fair values for financial instruments:

      CASH AND SHORT-TERM INVESTMENTS:
      Carrying value is considered to be a reasonable estimate of fair value.

      FIXED MATURITIES:
      Fair values for fixed maturity securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values for illiquid distressed securities are primarily determined based on internally derived estimates of discounted future cash flows or expected recovery values.

      EQUITIES AND TRADING SECURITIES:
      Fair values for common and non-redeemable preferred stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values of investments in mutual funds are based on quoted net asset values.

      MORTGAGE LOANS:
      Fair values are determined by discounting the future cash flows at current market rates. The fair value of mortgages approximated $5,134.1 million and $4,929.1 million at December 31, 2005 and 2004, respectively.

      POLICY LOANS:
      Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.


                                       14

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

      DERIVATIVE INSTRUMENTS:
      Fair values for interest rate swaps, cross-currency swaps, put-swaptions, forwards and total return swaps are determined using estimates of future cash flows discounted at current market rates. Fair values for futures are based on exchange-traded prices. Fair values for equity index call and put options are determined using Black-Scholes option valuation methodologies.

      The fair value of the Company's guaranteed minimum withdrawal benefit embedded derivative liability has been calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

      The Company reinsures essentially 100% of its guaranteed minimum income benefit on a net settled basis. Accordingly, this is considered an embedded derivative and the Company determines the fair value using actuarial assumptions related to the projected cash flows, including reinsurance premiums and related benefit reimbursements, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

      The nature of these embedded derivative cash flows can be quite varied. Therefore, stochastic techniques are used to generate a variety of market return scenarios for evaluation. The generation of these scenarios and the assumptions as to policyholder behavior involve numerous estimates and subjective judgments including those regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve rates as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process.

      SEPARATE ACCOUNT ASSETS:
      Separate account assets are carried at the fair value of the underlying securities.

      ANNUITY RESERVES:
      Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. For index linked annuities, fair value includes the fair value of the embedded options. The carrying value and fair value of the annuity reserves approximated $29.2 billion and $28.3 billion, respectively, at December 31, 2005 and $28.7 billion and $28.0 billion, respectively, at December 31, 2004.

      RESERVES FOR GUARANTEED INVESTMENT CONTRACTS:
      Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $2.0 billion and $1.9 billion at December 31, 2005 and 2004, respectively.


      TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS:
      Fair value is based on the present value of future cash flows at current pricing rates, plus the fair value of embedded derivatives. The fair value approximated $5.6 billion and $5.9 billion at December 31, 2005 and 2004, respectively.

      FEDERAL HOME LOAN BANK ADVANCES:
      Fair value is based on future cash flows discounted at current interest rates. The fair value approximated $99.6 million at December 31, 2005.

      REVERSE REPURCHASE AGREEMENTS:
      Carrying value of reverse repurchase agreements is considered to be a reasonable estimate for fair value.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

      NOTES PAYABLE:
      Fair value of notes payable is based on future cash flows discounted at current interest rates. The fair value approximated $552.0 million and $565.4 million at December 31, 2005 and 2004, respectively.

      SEPARATE ACCOUNT LIABILITIES:
      Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The aggregate fair value approximated $13.8 billion and $9.7 billion at December 31, 2005 and 2004, respectively.

6.    INVESTMENTS

      Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds, and mortgage loans. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

      FIXED MATURITIES
      The following table sets forth fixed maturity investments at December 31, 2005, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance
      Commissioners ("NAIC"), or if not rated by such organizations, the Company's affiliated investment advisor. At December 31, 2005, the carrying value of investments rated by the Company's affiliated investment advisor totaled $332.5 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class
      2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

                                                  PERCENT OF TOTAL
                                                  FIXED MATURITIES
                         INVESTMENT RATING       DECEMBER 31, 2005
                   ----------------------------  -----------------
                   AAA                                        15.9%
                   AA                                          8.3
                   A                                          30.8
                   BBB                                        38.0
                                                 -----------------
                         Investment grade                     93.0
                                                 -----------------
                   BB                                          5.9
                   B and below                                 1.1
                                                 -----------------
                         Below investment grade                7.0
                                                 -----------------
                         Total fixed maturities              100.0%
                                                 =================

      The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $4.0 million and $4.3 million, respectively, at December 31, 2005. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2005 were $4.0 million and $5.3 million, respectively, and for the 12 months preceding December 31, 2004 were $11.0 million and $11.8 million, respectively.

                                       16

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
6.    INVESTMENTS (CONTINUED)

      The cost or amortized cost, gross unrealized gains and losses and fair value of available for sale fixed maturities and equities were as follows
      (in thousands):

                              COST OR      GROSS        GROSS
                             AMORTIZED   UNREALIZED   UNREALIZED      FAIR
DECEMBER 31, 2005               COST        GAINS       LOSSES        VALUE
                            -----------  -----------  -----------  -----------
U.S. Treasury securities    $    39,561  $        22  $       756  $    38,827
Foreign governments              32,331          281          770       31,842
Public utilities              2,937,225      103,964       16,353    3,024,836
Corporate securities         27,984,571      867,709      308,982   28,543,298
Mortgage-backed securities    8,640,123       95,291      125,010    8,610,404
                            -----------  -----------  -----------  -----------
  Total fixed maturities    $39,633,811  $ 1,067,267  $   451,871  $40,249,207
                            ===========  ===========  ===========  ===========
Equities                    $   313,498  $    14,736  $     1,756  $   326,478
                            ===========  ===========  ===========  ===========


                              COST OR      GROSS        GROSS
                             AMORTIZED   UNREALIZED   UNREALIZED      FAIR
DECEMBER 31, 2004              COST         GAINS        LOSSES       VALUE
                            -----------  -----------  -----------  -----------
U.S. Treasury securities    $     4,139  $       133  $         2  $     4,270
Foreign governments               3,622          326           64        3,884
Public utilities              2,691,498      192,109        1,890    2,881,717
Corporate securities         26,242,571    1,666,694       87,874   27,821,391
Mortgage-backed securities    8,335,372      201,691       61,162    8,475,901
                            -----------  -----------  -----------  -----------
  Total fixed maturities    $37,277,202  $ 2,060,953  $   150,992  $39,187,163
                            ===========  ===========  ===========  ===========
Equities                    $   138,291  $    17,150  $     5,052  $   150,389
                            ===========  ===========  ===========  ===========

      At December 31, 2005 and 2004, available for sale securities without a readily ascertainable market value having an amortized cost of $5.9 billion and $5.6 billion, respectively, had estimated fair values of $6.0 billion and $5.8 billion, respectively.

      The amortized cost and fair value of fixed maturities at December 31, 2005, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                      AMORTIZED
                                        COST       FAIR VALUE
                                     -----------  -----------
Due in 1 year or less                $   949,103  $   962,984
Due after 1 year through 5 years       6,558,672    6,718,264
Due after 5 years through 10 years    18,453,254   18,764,438
Due after 10 years through 20 years    3,141,893    3,222,547
Due after 20 years                     1,890,766    1,970,570
Mortgage-backed securities             8,640,123    8,610,404
                                     -----------  -----------
   Total                             $39,633,811  $40,249,207
                                     ===========  ===========

      Fixed maturities with a carrying value of $13.5 million and $4.0 million at December 31, 2005 and 2004, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.


                                       17

                          JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                             DECEMBER 31, 2005

------------------------------------------------------------------------------------------------------------
6.    INVESTMENTS (CONTINUED)

      The fair value and the amount of gross unrealized losses included in accumulated other comprehensive income in stockholder's equity were as follows (in thousands):

                                   LESS THAN 12 MONTHS      12 MONTHS OR LONGER              TOTAL
                                ------------------------  ------------------------  ------------------------
                                  GROSS                     GROSS                     GROSS
                                UNREALIZED                UNREALIZED                UNREALIZED
DECEMBER 31, 2005                 LOSSES     FAIR VALUE     LOSSES     FAIR VALUE     LOSSES     FAIR VALUE
                                -----------  -----------  -----------  -----------  -----------  -----------
U.S. Treasury securities        $       756  $    35,717  $        --  $        --  $       756  $    35,717
Foreign governments                     671       28,285           99        2,039          770       30,324
Public utilities                     15,125    1,055,007        1,228       42,302       16,353    1,097,309
Corporate securities                250,414   12,914,442       58,568      927,820      308,982   13,842,262
Mortgage-backed securities           44,837    3,303,743       80,173    2,190,168      125,010    5,493,911
                                -----------  -----------  -----------  -----------  -----------  -----------
   Subtotal - fixed maturities      311,803   17,337,194      140,068    3,162,329      451,871   20,499,523
Equities                              1,756       24,198           --           --        1,756       24,198
                                -----------  -----------  -----------  -----------  -----------  -----------
Total temporarily impaired
   securities                   $   313,559  $17,361,392  $   140,068  $ 3,162,329  $   453,627  $20,523,721
                                ===========  ===========  ===========  ===========  ===========  ===========


                                   LESS THAN 12 MONTHS      12 MONTHS OR LONGER              TOTAL
                                ------------------------  ------------------------  ------------------------
                                   GROSS                     GROSS                     GROSS
                                 UNREALIZED                UNREALIZED                UNREALIZED
DECEMBER 31, 2004                 LOSSES     FAIR VALUE      LOSSES     FAIR VALUE     LOSSES     FAIR VALUE
                                -----------  -----------  -----------  -----------  -----------  -----------
U.S. Treasury securities        $         2  $     1,065  $        --  $        --  $         2  $     1,065
Foreign governments                      64        2,125           --           --           64        2,125
Public utilities                      1,551      263,095          339       33,842        1,890      296,937
Corporate securities                 50,851    4,161,109       37,023      676,300       87,874    4,837,409
Mortgage-backed securities           12,911    1,137,422       48,251    1,883,928       61,162    3,021,350
                                -----------  -----------  -----------  -----------  -----------  -----------
   Subtotal - fixed maturities       65,379       85,613    2,594,070      150,992    8,158,886    5,564,816

Equities                              1,776        6,343        3,276       26,353        5,052       32,696
                                -----------  -----------  -----------  -----------  -----------  -----------
Total temporarily impaired
   securities                   $    67,155  $ 5,571,159  $    88,889  $ 2,620,423  $   156,044  $ 8,191,582
                                ===========  ===========  ===========  ===========  ===========  ===========

      To the extent unrealized losses are not due to minor changes in interest rates, securities in an unrealized loss position are regularly reviewed for other than temporary declines in value. Factors considered in determining whether a decline is other than temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value, expectations for the amount and timing of a recovery in value and the Company's ability and intent to hold a security to recovery in value or of contractual cash flows.

      Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic outlook and micro-economic outlooks for specific industries and issuers. Assessing the duration of mortgage-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

      Of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2005,
      81.5% were investment grade, 6.9% were below investment grade and 11.6% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately
      25.5% of the aggregate gross unrealized losses on available for sale fixed maturities.

      Corporate fixed maturities in an unrealized loss position were diversified across industries. As of
      December 31, 2005, the industries representing the larger unrealized losses included manufacturing
      (9.2% of fixed maturities gross unrealized losses) and energy (8.4%). The Company had no material unrealized losses on individual fixed maturities or equities at December 31, 2005.


                                                      18

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
6.    INVESTMENTS (CONTINUED)

      The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2005 were as follows (in thousands):

      Less than one year             $    337
      One to five years                39,585
      Five to ten years               215,878
      More than ten years              71,061
      Mortgage-backed securities      125,010
                                     --------
      Total gross unrealized losses  $451,871
                                     ========

      MORTGAGE LOANS
      Commercial mortgage loans are net of allowance for loan losses of $17.6 million and $21.0 million at December 31, 2005 and 2004, respectively. At
      December 31, 2005, mortgage loans were collateralized by properties located in 41 states and Canada.

      SECURITIZATIONS
      In November 2003, JNL executed the Piedmont CDO Trust ("Piedmont") securitization transaction. In this transaction, JNL contributed $1,159.6 million of asset-backed securities, ultimately to Piedmont, which issued several classes of debt to acquire such securities. In accordance with the accounting treatment promulgated by Statement of Financial Accounting
      Standards No. 140, "Accounting for Transfers and Servicing of Financial
      Assets and Extinguishments of Liabilities," the transaction was recorded as a sale; however, JNL retained beneficial interests in the contributed asset-backed securities of approximately 80% by acquiring certain securities issued by Piedmont. JNL recognized a loss of approximately $100 thousand related to the sale, to third parties, of the entire most senior class of securities issued by Piedmont. Piedmont is a Qualified Special
      Purpose Entity and accordingly, is not consolidated in the accompanying financial statements. JNL's investment in securities issued by Piedmont totaled $795.9 million and $918.0 million at December 31, 2005 and 2004, respectively, and was included in fixed maturities.

      OTHER INVESTED ASSETS
      Other invested assets primarily include investments in 1) limited partnerships that total $710.3 million and $767.5 million at December 31, 2005 and 2004, respectively; 2) derivative instruments with positive fair values and 3) real estate. Real estate totaling $142.4 million and $143.2 million at December 31, 2005 and 2004, respectively, includes foreclosed properties with a book value of $19.6 million and $21.2 million at December 31, 2005 and 2004, respectively. Limited partnership income recognized by the Company was $162.5 million, $105.2 million and $14.5 million in 2005, 2004 and 2003, respectively.

      Certain limited partnerships controlled by the Company hold publicly-traded equity securities that are fair valued at a discount to their exchange-traded price as a result of lock-up trading restrictions imposed in connection with initial public offering transactions. These lock up restrictions are for a limited period of time and preclude the partnerships from selling these securities during the restricted period.
      This discount of 15% for the single issue at December 31, 2005 totaled
      $1.5 million. At December 31, 2004, these discounts ranged from 5% to 15% and totaled $9.2 million.

      The fair value of free-standing derivative instruments reflects the estimated amounts, net of payment accruals, that the Company would receive or pay upon sale or termination of the contracts at the reporting date.
      With respect to swaps, put-swaptions and forwards, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of open positions.


                                       19
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



            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
6.    INVESTMENTS (CONTINUED)

      A summary of the aggregate contractual or notional amounts and fair values of freestanding derivative instruments outstanding is as follows
      (in thousands):

                                        DECEMBER 31, 2005
                        OTHER INVESTED ASSETS       OTHER LIABILITIES
                      ------------------------  ------------------------
                      CONTRACTUAL/              CONTRACTUAL/                   NET
                        NOTIONAL      FAIR        NOTIONAL      FAIR          FAIR
                         AMOUNT       VALUE        AMOUNT       VALUE         VALUE
                      -----------  -----------  -----------  -----------   -----------
Cross-currency swaps  $   947,735  $   189,383  $   672,653  $   (45,278)  $   144,105
Equity index call
   options              1,365,850      108,085       22,718       (3,566)      104,519
Equity index put
   options              2,450,000       45,758           --           --        45,758
Put-swaptions          16,000,000       11,634   25,000,000       (1,746)        9,888
Futures                   313,700        6,825           --           --         6,825
Total return swaps      1,050,000       66,248      206,272      (32,297)       33,951
Interest rate swaps     4,063,566      107,330    6,092,000     (224,103)     (116,773)
                      -----------  -----------  -----------  -----------   -----------
   Total              $26,190,851  $   535,263  $31,993,643  $  (306,990)  $   228,273
                      ===========  ===========  ===========  ===========   ===========

                                       DECEMBER 31, 2004
                        OTHER INVESTED ASSETS       OTHER LIABILITIES
                      ------------------------  ------------------------
                      CONTRACTUAL/              CONTRACTUAL/                   NET
                       NOTIONAL       FAIR       NOTIONAL      FAIR           FAIR
                        AMOUNT        VALUE       AMOUNT       VALUE          VALUE
                      -----------  -----------  -----------  -----------   -----------
Cross-currency swaps  $ 1,754,088  $   406,637  $    79,737  $    (4,778)  $   401,859
Equity index call
   options              1,819,150      121,363       22,718       (3,615)      117,748
Put-swaptions          15,000,000       10,104   25,000,000       (2,198)        7,906
Futures                    65,675           --           --           --            --
Forwards                  700,000          579           --           --           579
Total return swaps      1,053,035       27,028      215,438      (48,226)      (21,198)
Interest rate swaps     4,313,566      151,982    6,213,000     (442,416)     (290,434)
                      -----------  -----------  -----------  -----------   -----------
   Total              $24,705,514  $   717,693  $31,530,893  $  (501,233)  $   216,460
                      ===========  ===========  ===========  ===========   ===========

      SECURITIES LENDING
      The Company has entered into securities lending agreements with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2005 and 2004, the estimated fair value of loaned securities was $436.8 million and $839.4 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis.
      Cash collateral received, in the amount of $428.0 million and $856.2 million at December 31, 2005 and 2004, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received. Other collateral received, generally in the form of securities, totaled $29.4 million at December 31, 2005. Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.


                                       20
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




            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
7.    INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES

      The sources of net investment income by major category were as follows (in thousands):


                                    YEARS ENDED DECEMBER 31,
                               2005          2004          2003
                            -----------   -----------   -----------
Fixed maturities            $ 2,340,984   $ 2,270,233   $ 2,325,763
Other investment income         626,967       492,210       370,604
                            -----------   -----------   -----------
   Total investment income    2,967,951     2,762,443     2,696,367
Less investment expenses        (88,511)      (72,498)      (72,852)
                            -----------   -----------   -----------
   Net investment income    $ 2,879,440   $ 2,689,945   $ 2,623,515
                            ===========   ===========   ===========

      Risk management activity, including gains, losses and change in fair value of derivative instruments and embedded derivatives, was as follows (in thousands):

                                               YEARS ENDED DECEMBER 31,
                                             2005       2004        2003
                                          ---------   ---------   ---------
Interest rate swaps                       $ 160,250   $  16,618   $ (47,088)
Forwards                                      6,891       4,024          --
Put-swaptions                                (3,093)      8,390       3,511
Futures                                       4,086         708       4,185
Equity index call options                     4,548      48,870      26,033
Equity index put options                    (19,757)         --          --
Total return swaps                               --      21,701       3,554
Fixed index annuity embedded derivatives    (20,247)    (30,024)    (92,152)
Variable annuity embedded derivatives        37,149      20,527     (25,992)
                                          ---------   ---------   ---------
   Risk management activity               $ 169,827   $  90,814   $(127,949)
                                          =========   =========   =========

      Net realized gains (losses) on investments were as follows (in thousands):

                                      YEARS ENDED DECEMBER 31,
                                   2005        2004        2003
                                 ---------   ---------   ---------
Sales of fixed maturities
   Gross gains                   $  85,648   $ 263,685   $ 261,481
   Gross losses                    (53,395)    (67,352)   (139,108)
Sales of equities
   Gross gains                      25,243      33,037      19,767
   Gross losses                        (93)       (685)     (1,018)
Sales of real estate
   Gross gains                          19          --          --
Transfers to trading securities         --      (9,300)         --
Impairment losses                  (44,438)    (80,729)   (202,088)
                                 ---------   ---------   ---------
   Total                         $  12,984   $ 138,656   $ (60,966)
                                 =========   =========   =========

      Net realized gains (losses) on investments, net of amounts allocated to minority interest, totaled $12.0 million, $92.8 million and $(74.9) million in 2005, 2004 and 2003, respectively.

      The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value below the carrying value is other than temporary. If it is determined that a decline in value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income in stockholder's equity. If the decline is considered to be other than temporary, a realized loss is recorded in the consolidated income statement.

                                       21
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


            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
7.    INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES
      (CONTINUED)

      Generally, securities with fair values that are less than 80% of cost and other securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

      In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other than temporarily impaired. Among the factors considered is whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g., minor increases in interest rates, unusual market volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery.

      To the extent factors contributing to impairment losses recognized affected other investments, such investments were reviewed for other than temporary impairment and losses were recorded if appropriate.

      The Company applies the provisions of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial
      Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on its other than high quality structured securities, including certain asset-backed securities and collateralized debt obligations, are other than temporary. The Company regularly reviews future cash flow assumptions and, in accordance with EITF 99-20, if there has been an adverse change in estimated cash flows to be received from a security, an impairment is recognized in net income. For privately placed structured securities, impairment amounts are based on discounted cash flows.

      There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in market value is other than temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time.
      Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently in accumulated other comprehensive income may be recognized in the consolidated income statement in future periods.

      The Company currently intends to hold available for sale securities with unrealized losses not considered other than temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding a security, or the outlook for its industry sector change, the Company may sell the security and realize a loss.

8.    VALUE OF ACQUIRED INSURANCE

      The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential). The value of acquired insurance in-force was determined by using assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force.


                                       22


            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
8.    VALUE OF ACQUIRED INSURANCE (CONTINUED)

      The amortization of acquired insurance was as follows (in thousands):

                                                     YEARS ENDED DECEMBER 31,
                                                   2005       2004       2003
                                                 --------   --------   --------
Value of acquired insurance:
   Balance, beginning of year                    $ 45,768   $ 66,650   $ 86,297
   Interest, at rates varying from 6.5% to 9.5%     3,258      5,277      7,174
   Amortization                                   (25,448)   (26,159)   (26,821)
                                                 --------   --------   --------
   Balance, end of year                          $ 23,578   $ 45,768   $ 66,650
                                                 ========   ========   ========

      The estimated remaining future amortization expense of acquired insurance in force, net of interest, of $23.6 million will be expensed in 2006.

9.    CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

      The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (guaranteed minimum death benefit ("GMDB")), annuitization (guaranteed minimum income benefit ("GMIB")), or at specified dates during the accumulation period
      (guaranteed minimum withdrawal benefit ("GMWB")).

      The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Changes in liabilities for minimum guarantees are included in death and other policy benefits in the consolidated income statement, with the exception of changes in embedded derivatives, which are included in risk management activity. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated income statement.


                                       23
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



                                    JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                                       DECEMBER 31, 2005

--------------------------------------------------------------------------------------------------------------------------------
9.    CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (CONTINUED)

      At December 31, 2005, the company had variable contracts with guarantees, where net amount at risk is the amount of guaranteed benefit in excess of current account value, as follows:

                                                                                                                      Average
                                                                                                                      Period
                                                                                                     Weighted          until
(dollars in millions)                                 Minimum        Account        Net Amount       Average         Expected
                                                      Return          Value           at Risk      Attained Age    Annuitization
                                                  --------------  --------------  --------------  --------------  --------------
Return of net deposits plus
     a minimum return
     GMDB                                            0% - 5%      $       11,471  $        1,411    63.4 years
     GMIB                                            0% - 6%      $        2,000  $           21                    8.1 years
     GMWB                                                         $        4,380  $            1
Highest specified anniversary
     account value minus
     withdrawals post-anniversary - GMDB                          $        1,886  $           47    61.2 years
Combination net deposits plus
     minimum return, highest
     specified anniversary account value minus
     withdrawals post-anniversary - GMDB             0% - 5%      $        1,243  $            5    63.7 years

      At December 31, 2004, the company had variable contracts with guarantees, where net amount at risk is the amount of guaranteed benefit in excess of current account value, as follows:

                                                                                                                     Average
                                                                                                                     Period
                                                                                                    Weighted          until
(dollars in millions)                                Minimum         Account        Net Amount       Average        Expected
                                                      Return          Value          at Risk       Attained Age   Annuitization
                                                  --------------  --------------  --------------  --------------  --------------
Return of net deposits plus
     a minimum return"
     GMDB                                            0% - 5%      $        8,304  $        1,457    63.4 years
     GMIB                                            0% - 6%      $        1,443  $           10                    8.5 years
     GMWB                                                         $        1,914  $           <1
Combination net deposits plus
     minimum return, highest
     specified anniversary account value minum
     withdrawals post-anniversary - GMDB                          $        1,088  $           46    60.3 years
Highest specified anniversary
     account value minus
     withdrawals post-anniversary - GMDB             0% - 5%      $          869  $            3    63.5 years

      Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

                      DECEMBER 31,
                 ----------------------
Fund type:          2005        2004
                 ----------  ----------
  Equity         $   12,388  $    8,659
  Bond                1,156         892
  Balanced              903         615
  Money market          160         100
                 ----------  ----------
    Total        $   14,607  $   10,266
                 ==========  ===========

                                                           24
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



            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
9.   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (CONTINUED)

     GMDB liabilities, before reinsurance, reflected in the general account are as follows (in millions):

                                             2005      2004
                                            -------   -------
Balance at January 1                        $  42.0   $  50.1
Incurred guarantee benefits                    21.2      19.1
Paid guarantee benefits                       (26.2)    (27.2)
                                            -------   -------
Balance at December 31                      $  37.0   $  42.0
                                            =======   =======
Balance at December 31, net of reinsurance  $   0.8   $   0.9
                                            =======   =======

     The GMDB liability is determined at each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2005 and 2004:

          1) Use of a series of deterministic investment performance scenarios.
          2) Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
          3)   Mortality equal to 80% of the Annuity 2000 table at December 31,
               2005 and 90% of the Annuity 2000 table at December 31, 2004.
          4) Lapse rates varying by contract type and duration and ranging from 2% to 40%, with an average of 5% during the surrender charge period and 12% thereafter.
          5)   Discount rate of 8.4%.

     Most GMWB reserves are considered to be derivatives under FAS 133 and are recognized at fair value, with the change in fair value included in risk management activity. Since October 2004, JNL has issued certain GMWB products that guarantee payments over a lifetime and are considered primarily as mortality risk. Reserves for these benefits are calculated as required by SOP 03-1. At December 31, 2005 and 2004, these SOP 03-1 reserves are not material.

     The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments.
     The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the direct GMIB liability at December 31, 2005 and 2004, are consistent with those used for calculating the GMDB liability. JNL's projected excess GMIB benefits are minimal at December 31, 2005.

     Other Liabilities -- Insurance and Annuitization Benefits
     The Company has established additional reserves for life insurance business due to: universal life ("UL") plans with secondary guarantees, interest-sensitive life plans that exhibit "profits followed by loss" patterns and account balance adjustments to tabular guaranteed cash values on one interest sensitive life plan. The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations, for which a liability was established to cover future annuitization benefits in excess of surrender values. Prior to adoption of SOP 03-1, this liability was the high-tier fund which used the higher crediting rate associated with annuitization. At the implementation of SOP 03-1 in 2004, the total liability for this block was revised to the low-tier fund using the lower crediting rate associated with surrenders plus the SOP 03-1 annuitization reserve, for a net decrease of $36 million.

                                       25
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



                               JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                      NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                                   DECEMBER 31, 2005

-----------------------------------------------------------------------------------------------------------------------
9.    CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (CONTINUED)

      Liabilities for these benefits have been established according to the methodology prescribed in SOP 03-1, as follows:

                                        DECEMBER 31, 2005                               DECEMBER 31, 2004
                        ----------------------------------------------- -----------------------------------------------
                                          Net Amount        Weighted                      Net Amount       Weighted
                          Liability        at Risk          Average       Liability        at Risk          Average
Benefit Type            (in millions)   (in millions)*   Attained Age   (in millions)   (in millions)*   Attained Age
----------------------  --------------  --------------  --------------- --------------  --------------  ---------------
UL insurance benefit    $           58  $        4,620      54.6 years  $           29  $        4,393      54.2 years
Two-tier annuitization  $            7  $           39      59.4 years  $            8  $           40      59.4 years
ISWL account balance
   adjustment           $           34             n/a             n/a  $           28             n/a             n/a

      * Net amount at risk ("NAR") for the UL benefits is for the total of the plans containing any policies having projected non-zero excess benefits, and thus may include NAR for some policies with zero excess benefits.

      The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2005 and 2004:
            1) Use of a series of deterministic premium persistency scenarios.
            2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.
            3) Discount rates equal to the credited interest rates, approximately 4%-5% projected.

      The following assumptions and methodology were used to determine the two-tier annuitization benefit liability at December 31, 2005 and 2004:
            1) Use of a series of deterministic scenarios, varying by surrender rate and annuitization rate.
            2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.
            3) Discount rates are equal to credited interest rates, approximately, 3%-5% projected.

10.   NOTES PAYABLE

      The aggregate carrying values and fair values of notes payable at December 31, 2005 and 2004 were as follows
      (in thousands):

                                       DECEMBER 31,
                              2005                      2004
                     -----------------------   -----------------------
                      CARRYING                  CARRYING
                        VALUE     FAIR VALUE      VALUE     FAIR VALUE
                     ----------   ----------   ----------   ----------
Surplus notes        $  249,251   $  314,350   $  249,237   $  310,790
Tuscany notes           224,712      224,712      228,389      228,389
Mortgage loans            4,226        4,226       17,515       17,515
VIE equity classes        8,750        8,750        8,750        8,750
                     ----------   ----------   ----------   ----------
   Total             $  486,939   $  552,038   $  503,891   $  565,444
                     ==========   ==========   ==========   ==========

      SURPLUS NOTES
      On March 15, 1997, the Company issued 8.15% Surplus Notes (the "Notes") in the principal amount of $250.0 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.


                                                        26
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



            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
10.   NOTES PAYABLE (CONTINUED)

      Under Michigan Insurance law, for statutory reporting purposes, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law.
      The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

      Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the Notes was $20.4 million in 2005, 2004 and 2003.

      TUSCANY NOTES
      On December 19, 2001, Tuscany CDO, Limited, a VIE in which JNL is the primary beneficiary, issued $900.0 million of senior and subordinated notes. At issuance, the most senior notes, initially totaling $450.0 million, due February 25, 2010 were sold to unrelated parties with the remaining senior and subordinated notes retained by the Company. In 2003, the second most senior notes, initially totaling $129.0 million, due
      February 25, 2015 were sold to unrelated parties. The most senior notes bear interest at Libor plus .38% and the second most senior notes bear interest at Libor plus .47% (collectively, "Tuscany Notes"). At December
      31, 2005 and 2004, the weighted average rate on the Tuscany Notes was 4.48% and 2.38%, respectively. Interest paid totaled $6.8 million, $3.7 million and $3.5 million in 2005, 2004 and 2003, respectively.

      MORTGAGE LOANS
      Certain real estate VIEs have outstanding mortgage loans at a weighted average interest rate of 8.55% and 7.57% at December 31, 2005 and 2004, respectively, with maturities through June 2006. Interest paid totaled
      $273 thousand and $160 thousand in 2005 and 2004, respectively.

      VIE EQUITY CLASSES
      Certain of the VIEs have "equity" classes issued in the form of non-investment grade debt with maturities through November 2013.
      Accordingly, these equity classes are classified as notes payable rather than minority interest in the consolidated balance sheets. These notes accrue contingent interest in addition to the stated coupon. The outstanding principal amounts accrued interest at a weighted average interest rate of 8.31% and 6.54% at December 31, 2005 and 2004, respectively. Interest paid on the notes in 2005 and 2004 totaled $664 thousand and $456 thousand, respectively.

11.   REVERSE REPURCHASE AGREEMENTS

      During 2005 and 2004, the Company entered into reverse repurchase and dollar roll repurchase agreements whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. Short-term borrowings under such agreements averaged $17.4 million and $10.5 million during 2005 and 2004, respectively, at weighted average interest rates of 2.25% and 1.80%, respectively. The outstanding balance at December 31, 2005 totaled $300.0 million and is included in other liabilities. There was no outstanding balance under such borrowings at December 31, 2004. Interest paid totaled
      $0.4 million, $0.2 million and $10.1 million in 2005, 2004 and 2003, respectively. The highest level of short-term borrowings at any month end was $300.0 million in 2005 and $460.0 million in 2004.

12.   REINSURANCE

      The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $2.0 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

                                       27
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



            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
12.   REINSURANCE (CONTINUED)

      In conjunction with the purchase of Life of Georgia, JNL acquired certain lines of business that have been wholly ceded to non-affiliates. These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

      With the approval of the Michigan Commissioner of Insurance, JNL cedes the guaranteed minimum death benefit coverage associated with certain variable annuities issued prior to 2002 to an affiliate, Prudential Atlantic
      Reinsurance Company, Dublin, Ireland ("PARC"). PARC is a wholly owned subsidiary of Prudential. The income statement impact of the treaty is negligible, as the reinsurance premium, net of claims, approximates the change in the GMDB reserve.

      The effect of reinsurance on premiums was as follows (in thousands):

                                  YEARS ENDED DECEMBER 31,
                               2005        2004         2003
                            ---------    ---------    ---------
Direct premiums:
   Life                     $ 347,831    $ 314,168    $ 327,425
   Accident and health         14,855           --           --
Plus reinsurance assumed:
   Life                        12,629            6            7
   Accident and health          1,232           --           --
Less reinsurance ceded:
   Life                      (134,258)    (126,778)    (126,829)
   Accident and health        (16,087)          --           --
   Annuity                    (27,141)     (25,054)     (27,192)
                            ---------    ---------    ---------
     Total net premiums     $ 199,061    $ 162,342    $ 173,411
                            =========    =========    =========

      Premiums ceded to PARC totaled $19.4 million, $20.2 million and $25.0 million during 2005, 2004 and 2003, respectively.

      Components of the reinsurance recoverable asset were as follows (in thousands):

                             DECEMBER 31,
                           2005       2004
                         --------   --------
Ceded reserves:
   Life                  $681,765   $566,007
   Accident and health     39,047         --
   Annuity                171,310     41,113
Ceded claims liability     41,254     22,728
Ceded-other                10,362     10,909
                         --------   --------
   Total                 $943,738   $640,757
                         ========   ========

      Reserves reinsured through Brooke Life were $59.4 million and $61.2 million at December 31, 2005 and 2004, respectively. Reserves reinsured through PARC were $36.3 million and $41.1 million at December 31, 2005 and 2004, respectively.


                                       28
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


            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
13.   FEDERAL INCOME TAXES

      The components of the provision for federal income taxes were as follows
      (in thousands):

                                 YEARS ENDED DECEMBER 31,
                               2005       2004       2003
                             --------   --------   --------
Current tax expense          $174,180   $ 87,196   $107,313
Deferred tax expense          141,115    216,880     57,681
                             --------   --------   --------

Federal income tax expense   $315,295   $304,076   $164,994
                             ========   ========   ========

      Federal income tax expense reported for discontinued operations totaled
      $40.6 million and $9.2 million in 2004 and 2003, respectively.

      The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2005, 2004 and 2003 as follows (in thousands):

                                            YEARS ENDED DECEMBER 31,
                                       2005          2004          2003
                                     ---------     ---------     --------
Income taxes at statutory rate       $ 318,279     $ 304,123     $164,970
Other                                   (2,984)          (47)          24
                                     ---------     ---------     --------
Provision for federal income taxes   $ 315,295     $ 304,076     $164,994
                                     =========     =========     ========

Effective tax rate                        34.7%         35.0%        35.0%
                                     =========     =========     ========

      Federal income taxes paid were $165.1 million, $105.5 million and $171.1 million in 2005, 2004 and 2003, respectively.

      The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

                                                                       DECEMBER 31,
                                                                  2005           2004
                                                               -----------    -----------
GROSS DEFERRED TAX ASSET
Difference between financial reporting and the tax basis of:
   Policy reserves and other insurance items                   $   745,761    $   686,029
   Investments                                                     163,076        314,679
   Deferred compensation                                            47,550         46,016
   Other, net                                                       48,715         54,601
                                                               -----------    -----------
Total gross deferred tax asset                                   1,005,102      1,101,325
                                                               -----------    -----------

GROSS DEFERRED TAX LIABILITY
Difference between financial reporting and the tax basis of:
   Deferred acquisition costs and sales inducements               (786,538)      (568,631)
   Value of the insurance in-force                                  (8,252)       (16,019)
   Other assets                                                    (24,469)       (11,323)
   Net unrealized gains on available for sale securities          (218,250)      (670,846)
   Other, net                                                       (8,176)        (1,444)
                                                               -----------    -----------
Total gross deferred tax liability                              (1,045,685)    (1,268,263)
                                                               -----------    -----------

Net deferred tax liability                                     $   (40,583)   $  (166,938)
                                                               ===========    ===========


                                       29

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
13.   FEDERAL INCOME TAXES (CONTINUED)

      Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

      At December 31, 2005, the Company had no federal tax capital loss carryforwards available for future use.

14.   COMMITMENTS AND CONTINGENCIES

      The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations. JNL has been named in civil litigation proceedings which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products.
      The Company generally accrues for legal contingencies once the contingency is deemed to be probable and estimable. Accordingly, at December 31, 2005 and 2004, JNL had recorded accruals totaling $16.5 million and $20.8 million, respectively. Additionally, in conjunction with the purchase of Life of Georgia, JNL assumed a $9.4 million liability related to a class action lawsuit. This liability has been fully indemnified by ING Groep, N.V. and an indemnification receivable of $9.4 million has been included in other assets.

      State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments to solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 2005 and 2004, the Company's reserve for future state guaranty fund assessments was $19.3 million and $18.9 million, respectively. The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

      The Company had unfunded commitments related to its investments in limited partnerships totaling $389.1 million and $300.8 million at December 31, 2005 and 2004, respectively.

      The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates and, as a result, at December 31, 2005, JNL recorded a liability of $2.0 million for future lease payments. Lease expense was $28.5 million, $27.9 million and $30.1 million in 2005, 2004 and 2003, respectively. Future minimum payments under these noncancellable operating leases are as follows (in thousands):


      2006         $ 6,284
      2007           6,301
      2008           6,031
      2009           3,272
      2010             657
      Thereafter     1,098
                   -------
         Total     $23,643
                   =======

      JNL subleased office space under several operating leases that expire at various dates through 2008. Total future lease income to be received on the subleased property is $4.1 million. Lease income for the subleased property totaled $0.7 million, $0.7 million and $0.2 million in 2005, 2004 and 2003, respectively.

                                       30

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
15.   STOCKHOLDER'S EQUITY

      Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, unless the Commissioner approves the dividend prior to payment. Furthermore, without the prior approval of the Commissioner, dividends cannot be distributed if all dividends made within the preceding 12 months exceed the greater of statutory net income less realized gains or 10% of the Company's statutory surplus for the prior year. In 2006, the maximum amount of dividends that can be paid by the Company without prior approval of the Commissioner under this limitation approximates $565 million.

      The Company received capital contributions from its parent of $292.3 million in 2005 and $28.7 million in 2004. Contributions received in 2005 included common stock of $260.7 million in Life of Georgia. The capital contributions also included $31.6 million and $28.7 million in 2005 and 2004, respectively, from Brooke Life forgiving an intercompany tax liability. Dividend payments were $410.8 million, $120.0 million and $85.2 million in 2005, 2004 and 2003, respectively. Dividends paid in 2005 include $260.8 million paid to Brooke Life to fund the purchase of Life of Georgia.

      Statutory capital and surplus of the Company was $3.4 billion and $3.1 billion at December 31, 2005 and 2004, respectively. Statutory net income of the Company was $565.1 million, $624.5 million and $148.3 million in 2005, 2004 and 2003, respectively. Statutory net income includes pre acquisition Life of Georgia net income of $112.1 million and $8.2 million in 2005 and 2004, respectively, in accordance with Statutory guidelines.

      The Michigan Office of Financial and Insurance Services granted a permitted practice effective January 1, 2003, with respect to accounting for derivatives. This permitted practice, which expired March 31, 2005, resulted in lower statutory surplus of approximately $66.3 million at December 31, 2004.

16.   OTHER RELATED PARTY TRANSACTIONS

      The Company's investment portfolio is managed by PPM America, Inc. ("PPMA"), a registered investment advisor, and PPM Finance, Inc. (collectively, "PPM"). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $35.6 million, $33.2 million and $32.7 million to PPM for investment advisory services during 2005, 2004 and 2003, respectively.

      In 2004, JNL issued $13 million in loans to Brooke Holdings, Inc. The loans were unsecured and were repaid in 2005. Interest on these loans (at a rate of 2.75% per annum in 2005 and 1.75% per annum in 2004) totaled $309.7 thousand and $223.6 thousand during 2005 and 2004, respectively.

      Included in notes payable is debt in the amount of $3.5 million payable to affiliates PPM Holdings, Inc. ("PPMH") and PPMA at both December 31, 2005 and 2004. Interest accrued on this debt, including contingent interest, of $15.2 million and $8.2 million is included in other liabilities at December 31, 2005 and 2004, respectively. Outstanding principal amounts accrued interest at a weighted average interest rate of 8.31% and 6.54% at December 31, 2005 and 2004, respectively. Interest paid to PPMH and PPMA totaled $266 thousand and $182 thousand in 2005 and 2004, respectively.

      In 2003, JNL entered into shared services administrative agreements with affiliates PPMA and National Planning Holding Company, Inc. ("NPH"). Under the shared services administrative agreements, JNL allocated $5.0 million, $6.3 million and $7.1 million of certain management and corporate services expenses to affiliates in 2005, 2004 and 2003, respectively.

      In 2003, JNL provided a $40.0 million revolving credit facility to PPMA. The loan is unsecured, matures on September 9, 2008, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.25% per annum. There was no balance outstanding at December 31, 2005 or 2004. The highest outstanding loan balance during 2005 and 2004 was $20.0 million and $15.0 million, respectively. Interest and commitment fees totaled $306 thousand, $124 thousand and $100 thousand during 2005, 2004 and 2003, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------
16.   OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

      In 2003, JNL provided a $20.0 million revolving credit facility to Investment Centers of America, Inc., a wholly owned subsidiary of NPH. The loan is unsecured, matures on November 14, 2008, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.10% per annum. There was no balance outstanding at December 31, 2005 or 2004. The highest outstanding loan balance during 2005 and 2004 was $14.2 million and $12.0 million, respectively. Interest and commitment fees totaled $52 thousand, $24 thousand and $6 thousand in 2005, 2004 and 2003, respectively.

17.   BENEFIT PLANS

      The Company has a defined contribution retirement plan covering substantially all employees. To be eligible, an employee must have attained the age of 21 and completed at least 1,000 hours of service in a 12-month period. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. The Company's expense related to this plan was $7.2 million, $7.8 million and $7.4 million in 2005, 2004 and 2003, respectively.

      The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees. At December 31, 2005 and 2004, the liability for such plans totaled $135.9 million and $132.8 million, respectively. JNL invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's expense related to these plans was $18.6 million, $20.7 million and $1.5 million in 2005, 2004 and 2003, respectively.

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

        (a)     Financial Statements:

                (1)     Financial statements and schedules included in Part A:

                        Not Applicable

                (2)     Financial statements and schedules included in Part B:

                        Jackson National Separate Account - I:

                        Report of Independent Registered Public Accounting Firm
                        Statements of Assets and Liabilities as of December 31, 2005
                        Statements of Operations for the period ended December 31, 2005
                        Statement of Changes in Net Assets for the Years Ended December 31,
                          2005, December 31, 2004 and December 31, 2003
                        Notes to Financial Statements

                        Jackson National Life Insurance Company:

                        Report of Independent Registered Public Accounting Firm
                        Consolidated Balance Sheets as of December 31, 2005 and 2004
                        Consolidated Income Statements for the years ended December 31,
                          2005, 2004, and 2003
                        Consolidated Statements of Stockholder's Equity and Comprehensive
                          Income for the years ended December 31, 2005, 2004, and 2003
                        Consolidated Statements of Cash flows for the years ended
                          December 31, 2004, 2003, and 2002
                        Notes to Consolidated Financial Statement

Item 24.(b)     Exhibits

Exhibit       Description
No.

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.            Not Applicable

3.a. General Distributor Agreement dated May 24, 1995, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b. General Distributor Agreement dated June 30, 1998, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

c. Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

4.a. Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

b. Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

c. Specimen of Retirement Plan Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

d. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

e. Specimen of Roth IRA Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

f. Specimen of Earnings Protection Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

g. Specimen of 5% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

h. Specimen of Combination Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

i. Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

j. Specimen of 20% Additional Free Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

k. Specimen of Five-Year Withdrawal Charge Schedule Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

l. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

m. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

n. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

o. Specimen of 5% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

p. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

q. Specimen of Preselected Death Benefit Option Election Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

r. Specimen of Reduced Administration Charge Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

s. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

t. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

u. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

v. Specimen of Guaranteed Minimum Withdrawal Benefit endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70472 and 811-08664).

w. Specimen of Fixed Account Options Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70472 and 811-08664).

x. Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

y. Specimen of 5% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

z. Specimen of Combination Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

aa. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

bb. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

cc. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

dd. Specimen of 4% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos.

              333-70472 and 811-08664).

ee. Specimen of Combination Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

ff. Specimen of 3 Year Withdrawal Charge Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

gg. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-08664).

hh. Specimen of the Perspective II Fixed and Variable Annuity contract, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-08664).

ii. Specimen of the Perspective II Fixed and Variable Annuity contract, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

jj. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

kk. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

ll. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

mm. Specimen of 4% Roll-Up Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

nn. Specimen of Combination 4% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

oo. Specimen of 5% Roll-Up Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

pp. Specimen of Combination 5% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

qq. Specimen of Highest Anniversary Value Death Benefit, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

rr. Specimen of 5 Year Withdrawal Charge Schedule, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

ss. Specimen of 3 Year Withdrawal Charge Schedule, incorporated by reference to the

              Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

tt. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

uu. Specimen of Roth IRA Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

vv. Specimen of Charitable Remainder Trust Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-11368 and 811-08664).

ww. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on December 30, 2004 (File Nos. 333-121777 and 811-08664).

xx. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119656 and 811-08664).

yy. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

zz. Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

aaa. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

bbb. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

ccc. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

ddd. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

eee. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

fff. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

ggg. Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

hhh. Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

5.a. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

b. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 5 filed on May 1, 2003 (File Nos. 333-70472 and 811-08664).

c. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

d. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-08664).

e. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

f. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 12 filed on September 17, 2004 (File Nos. 333-70472 and 811-08664).

g. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 18 filed on September 2, 2005 (File Nos. 333-70472 and 811-08664).

h. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 18 filed on September 2, 2005 (File Nos. 333-70472 and 811-08664).

6.a. Articles of Incorporation of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b. By-laws of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

7.a. Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 7 filed on August 11, 2003 (File Nos. 033-82080 and 811-08664).

b. Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 7 filed on August 11, 2003 (File Nos. 033-82080 and 811-08664).

c. Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 8 filed on December 15, 2003 (File Nos. 033-82080 and 811-08664).

d. Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

e. Variable Annuity Guaranteed Minimum Income Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

8.            Not Applicable

9.            Opinion and Consent of Counsel, attached hereto.

10. Consent of Independent Registered Public Accounting Firm, attached hereto.

11.           Not Applicable

12.           Not Applicable

13. Computation of Performance, incorporated by reference to the Registrant's Post-Effective Amendment No. 17 filed on October 5, 2001 (File Nos. 033-82080 and 811-08664).

a. Computation of Performance, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

Item 25.      Directors and Officers of the Depositor

Name and Principal Business Address                    Positions and Offices with Depositor

Richard D. Ash                                         Vice President
1 Corporate Way
Lansing, MI 48951

John B. Banez                                          Vice President
1 Corporate Way
Lansing, MI 48951

James Binder                                           Vice President
1 Corporate Way
Lansing, MI 48951

John H. Brown                                          Vice President
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                                      Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                                         Vice President
1 Corporate Way
Lansing, MI 48951

James B. Croom                                         Vice President & Deputy General Counsel
1 Corporate Way
Lansing, MI 48951


Gerald W. Decius                                       Vice President
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake                                          Senior Vice President
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                                    Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                                       Senior Vice President
1 Corporate Way
Lansing, MI 48951

James D. Garrison                                      Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                                       Assistant Vice President & Associate General Counsel
1 Corporate Way                                        & Assistant Secretary
Lansing, MI 48951

James Golembiewski                                     Vice President & Chief Compliance Officer - Separate
1 Corporate Way                                        Accounts
Lansing, MI 48951

Andrew B. Hopping                                      Executive Vice President, Chief Financial Officer,
1 Corporate Way                                        Treasurer & Director
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.                            Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                       Executive Vice President & Chief Distribution Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Timo P. Kokko                                          Vice President
1 Corporate Way
Lansing, MI 48951

Everett W. Kunzelman                                   Vice President
1 Corporate Way
Lansing, MI 48951

Lynn W. Lopes                                          Vice President
1 Corporate Way

Lansing, MI 48951

Clark P. Manning, Jr.                                  President & Chief Executive Officer & Director
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                        Senior Vice President, General Counsel & Secretary
1 Corporate Way
Lansing, MI 48951

Dean M. Miller                                         Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore                                         Vice President
1 Corporate Way
Lansing, MI 48951

Jacky Morin                                            Vice President
1 Corporate Way

Lansing, MI 48951

P. Chad Myers                                          Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                                      Executive Vice President & Chief Administration
1 Corporate Way                                        Officer
Lansing, MI 48951

Mark D. Nerud                                          Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Russell E. Peck                                        Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                                     Vice President
1 Corporate Way
Lansing, Michigan 48951

James B. Quinn                                         Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                                      Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                                      Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                                         Executive Vice President & Director
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                                  Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                                       Chief Operating Officer & Director
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company                      State of Organization      Control/Ownership          Business Principal

120 Orion, LLC               South Carolina             100% Jackson National      Real Estate
                                                        Life Insurance Company

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

BH Clearing, LLC             Michigan                   100% Jackson National      Broker/Dealer
                                                        Life Insurance Company

Brook GP                     Delaware                   100% Brook (Holdco 2)      Holding Company
                                                        Inc.                       Activities

Brooke LLC                   Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

Brook (Holdco 1) Inc.        Delaware                   100% Prudential (US        Holding Company
                                                        Holdco3) BV                Activities

Brook (Holdco 2) Inc.        Delaware                   100% Brook (Holdco 1)      Holding Company
                                                        Inc.                       Activities

Brooke Holdings, LLC         Delaware                   100% Brooke Holdings       Holding Company
                                                        (UK)                       Activities

                                                        Limited

Brooke Holdings (UK)         United Kingdom             100% Holborn Delaware      Holding Company
Limited                                                 Corporation                Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings,      Investment Related
                                                        Inc.                       Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings,      Life Insurance
Company                                                 Inc.

Brooke (Jersey) Limited      United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Crescent Telephone           Delaware                   100% Jackson National      Telecommunications
                                                        Life Insurance Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Equestrian Pointe            Illinois                   100% Jackson National      Real Estate
Investors, L.L.C.                                       Life Insurance Company

Forty Partners #1, L.C.      Missouri                   100% Jackson National      Real Estate
                                                        Life Insurance Company

GCI Holding Corporation      Delaware                   70% Jackson National       Holding Company
                                                        Life Insurance Company     Activities

GS28 Limited                 United Kingdom             100% Brooke Holdings       Holding Company
                                                        (UK) Limited               Activities

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware             Delaware                   100% Prudential Four       Holding Company
Corporation                                             Limited                    Activities

Holliston Mills              Delaware                   70% Jackson National       Textile Mfg.
                                                        Life Insurance

                                                        Company

Industrial Coatings Group    Delaware                   70% Jackson National       Textile Mfg.
                                                        Life Insurance Company

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer
                                                        Holdings Inc.

Investment Centers of        Delaware                   100% IFC Holdings, Inc.    Broker/Dealer
America

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors, Inc.                                      Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
                                                        of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate

                                                        Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

LePages Management           Delaware                   50% LePages MC, LLC
Company, LP

LePages MC, LLC              Delaware                   100% PPM Management, Inc.

Life of Georgia Agency,      Georgia                    100% Brooke Holdings,      Insurance Agency
Inc.                                                    Inc.

Meadows NRH Associates,      Texas                      100% Meadows NRH, Inc.     Real Estate
L.P.

Meadows NRH, Inc.            Texas                      100% Jackson National      Real Estate
                                                        Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings,      Holding Company
Holdings, Inc.                                          Inc.                       Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings,      Holding Company
                                                        Inc.                       Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings Limited  Scotland                   100% Prudential plc        Holding Company
                                                                                   Activities

Prudential One Limited       United Kingdom             100% Prudential plc        Holding Company
                                                                                   Activities

Prudential Two               United Kingdom             100% Prudential One        Holding Company

Limited                                                 Limited                    Activities

Prudential Three Limited     United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Four Limited      United Kingdom             80% Prudential One         Holding Company
                                                        Limited, 10% Prudential    Activities
                                                        Two Limited, 10%
                                                        Prudential Three Limited

Prudential (US Holdco 1) BV  Netherlands                100% PUS Holdco 1 Limited  Holding Company
                                                                                   Activities

Prudential (US Holdco 2) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) BV               Activities

Prudential (US Holdco 3) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 2) BV               Activities

PUS Holdco 1 Limited         United Kingdom             100% Brooke LLC            Holding Company
                                                                                   Activities

PUS Holdco 2 Limited         Gibraltar                  100% Holborn Delaware LLC  Holding Company
                                                                                   Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer
                                                        Holdings, Inc.

Item 27.         Number of Contract Owners as of March 23, 2006

           Qualified - 74,928
           Non-Qualified - 58,074

Item 28.         Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.         Principal Underwriter

          (a) Jackson National Life Distributors, Inc. acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

          (b)       Directors and Officers of Jackson National Life
                    Distributors, Inc.:

Name and Business Address                               Positions and Offices with Underwriter

Michael A. Wells                                        Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                                       Director and Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                        President and Chief Executive Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Nikhil Advani                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Stephen M. Ash                                          Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Michael Bell                                            Senior Vice President and Chief Legal Officer
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kristen (West) Billows                                  Vice President


8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

William Britt                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Tori Bullen                                             Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                                            Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Maura Collins                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Steve Goldberg                                          Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Julia A. Goatley                                        Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                                              Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas Hurley                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Mark Jones                                              Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Steve Kluever                                           Senior Vice President
8055 E. Tufts Avenue
Suite 1100

Denver, CO 80237

James Livingston                                        Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Mantelli                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Susan McClure                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

James McCorkle                                          Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas J. Meyer                                         Secretary
1 Corporate Way
Lansing, MI 48951

Jack Mishler                                            Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Michael Nicola                                          Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Peter Radloff                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                                     Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Greg Smith                                              Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

David Sprague                                           Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Starishevsky                                     Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Townsend                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Ray Trueblood                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Phil Wright                                             Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

         (c)

Name of Principal       Net Underwriting      Compensation on      Brokerage             Compensation
Underwriter             Discounts and         Redemption or        Commissions
                        Commissions           Annuitization

Jackson National Life   Not Applicable        Not Applicable       Not Applicable        Not Applicable
Distributors, Inc.

Item. 30.        Location of Accounts and Records

         Jackson National Life Insurance Company
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         Institutional Marketing Group Service Center
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         8055 East Tufts Ave., Second Floor
         Denver, Colorado 80237

         Jackson National Life Insurance Company
         225 West Wacker Drive, Suite 1200
         Chicago, IL  60606

Item. 31.        Management Services


         Not Applicable


Item. 32.        Undertakings and Representations

          a. Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

          b. Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          c. Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

          d. Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

          e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 20th day of April, 2006.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By: /s/ Thomas J. Meyer
    ------------------

     Thomas J. Meyer
     Senior Vice President, Secretary,
     and General Counsel

Jackson National Life Insurance Company
(Depositor)


By: /s/ Thomas J. Meyer
    -------------------
    Thomas J. Meyer
    Senior Vice President, Secretary,
    and General Counsel

         As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Thomas J. Meyer*                                                      April 20, 2006
-------------------                                                       --------------
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

/s/ Thomas J. Meyer*                                                      April 20, 2006
-------------------                                                       --------------
Michael A. Wells, Director

/s/ Thomas J. Meyer*                                                      April 20, 2006
-------------------                                                       --------------
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director

/s/ Thomas J. Meyer*                                                      April 20, 2006
-------------------                                                       --------------
Robert A. Fritts, Vice President
and Comptroller - Financial Operations

/s/ Thomas J. Meyer*                                                      April 20, 2006
-------------------                                                       --------------
James R. Sopha, Executive Vice President
and Director

* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact

                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoints Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, and Susan S. Rhee, (each with power to act without the others) his attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of

1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNL Separate Account - I (33-82080, 333-70472, 333-73850, 333-118368, 333-132128
and 333-119656), JNL Separate Account III (333-41153), JNL Separate Account IV (333-36506, 333-108433 and 333-118131), and JNL Separate Account V (333-70697),
as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 27th day of March, 2006.

/s/ Clark P. Manning, Jr.
------------------------
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

/s/ Michael A. Wells
--------------------
Michael A. Wells, Chief Operating Officer
and Director

/s/ Andrew B. Hopping
---------------------
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer, Treasurer and Director


/s/ Robert A. Fritts
--------------------
Robert A. Fritts, Senior Vice President and
Controller

/s/ James R. Sopha
------------------
James R. Sopha, Executive Vice President
and Director

                                  EXHIBIT LIST

Exhibit No.   Description

9.            Opinion and Consent of Counsel, attached hereto as EX-9.

10. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.